UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08495

NATIONWIDE MUTUAL FUNDS

(Exact name of registrant as specified in charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406-2850

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive

Suite 400

King of Prussia, Pennsylvania 19406-2850

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 230-2839

Date of fiscal year end: October 31, 2016

Date of reporting period: November 1, 2015 through April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR § 270.30e-1). The Commission may use the information provided on Form N-CSR in the Commission’s regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D. C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1).

Semiannual Report

April 30, 2016 (Unaudited)

Nationwide Mutual Funds

Target Destination Funds

Nationwide Destination 2010 Fund

Nationwide Destination 2015 Fund

Nationwide Destination 2020 Fund

Nationwide Destination 2025 Fund

Nationwide Destination 2030 Fund

Nationwide Destination 2035 Fund

Nationwide Destination 2040 Fund

Nationwide Destination 2045 Fund

Nationwide Destination 2050 Fund

Nationwide Destination 2055 Fund

Nationwide Destination 2060 Fund

Asset Allocation Funds

Nationwide Retirement Income Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2016

Dear Investor,

During the six months ended April 30, 2016, the global marketplace experienced a fair amount of uncertainty stemming from mixed economic indicators, instability in energy prices, a changing political landscape and concerns about interest rates. In the financial markets, uncertainty often is accompanied by volatility. Still, the U.S. economy continues to grow, albeit at a very moderate pace. The U.S. unemployment rate has improved, wages are slowly rising, and consumer balance sheets remain generally healthy.

Yet, uncertainty—and the anxiety that always accompanies it—lingers, causing investors to pause, seek safety and hold more cash-based investments. The onset of the frenetic U.S. presidential race adds a layer of anxiety to the markets, even though past presidential races have not affected the financial markets as much as investors might think.

We believe investors have many reasons to be optimistic about the future. While short-term market volatility, both run-ups and sell-offs, could likely persist throughout 2016, typically the best way to help ensure an all-weather approach to the markets is to pursue a diversified investment strategy. That strategy may include alternative investments and may provide opportunities across asset classes, geographies, maturities and quality.

In the six months ended April 30, 2016, the broad U.S. stock market as measured by the S&P 500® Index reported a 0.43 percent return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 2.82 percent for the same period. These returns represent slow, upward growth in the midst of change and uncertainty.

This report brings you a snapshot of recent market trends and your Fund’s performance for the six-month reporting period ended April 30, 2016, including your Fund’s specific holdings. As you review this report, it is important to evaluate your progress within the context of your financial plan.

Again, we believe the best way to reach your financial goals is to adhere to a disciplined investment strategy. We urge investors to seek opportunities based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth, an approach that has earned us a place in the Barron’s/Lipper Fund Family Ranking for another year.1 As we enter our 90th year of business, we feel confident in our ability to help investors navigate the markets for years to come. We appreciate your continued trust, and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

[1]

Barron’s The Best Fund Families of 2015 (February 6, 2016); Nationwide Fund Advisors ranked #14 in 2015; Barron’s is a trademark of Dow Jones & Co., L.P. All rights reserved. Barron’s is not affiliated with, and does not endorse the products or services of Nationwide Mutual Insurance Company.

1

Economic Review

During the semiannual period ended April 30, 2016, there was little direction in the returns of various asset classes. Domestic equities were slightly positive, with the S&P 500® Index (S&P 500) returning 0.43% for the reporting period. The positive return was due to the benefit of dividends, as the index actually declined during the period. International equities were mostly weak during the period as investors reacted to worries about global growth, with the MSCI EAFE® Index registering -3.07% and the MSCI Emerging Markets® Index -0.13%. Emerging markets outperformed developed markets after significant underperformance in the preceding year, as the U.S. dollar stabilized and commodity prices bottomed. Fixed-income investment returns rallied during the period, through a combination of lower long-term interest rates and stable credit spreads.

In the United States, equity markets gained during the reporting period despite a decelerating gross domestic product (GDP) growth rate, weak earnings and uncertainty around the timing of the Federal Reserve’s (Fed) interest rate cycle. The GDP growth rate was 1.4% during the fourth calendar quarter of 2015, down from 3.9% and 2.0% recorded in the second and third quarters of 2015, respectively. The GDP growth rate further decelerated to 0.5% in the first calendar quarter of 2016.

The Fed finally raised rates in December 2015, causing a sharp reaction in the equity markets. Following the Fed rate hike, the S&P 500 fell by more than 10% through mid-February 2016, before staging a nearly unprecedented rally as Fed officials dampened expectations for future hikes. The Fed rate hike also resulted in a substantial decline in interest rates, with the 10-year yield falling from 2.14% to 1.83% during the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period. The weakest month was January, with the index registering -4.96%; the brief downturn was offset by the Index’s 6.78% return in March. The best-performing sectors for the S&P 500 Index during the reporting period were telecommunication services, with 14.7%, and utilities, with 12.9%. These two sectors benefited from a search for yield, given the decline in interest rates. The weakest sectors during the period were information technology, which registered -4.4%, and financials, with -2.2%; these sectors were harmed by the uncertainty surrounding global growth. The performance in U.S. equities varied during the period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity remains relatively supportive for equity market returns.

U.S. economic activity remains relatively supportive for equity market returns. GDP growth and corporate profits are expected to accelerate throughout 2016. Inflation remains very low. The U.S. Consumer Price Index (CPI) was below 1.5% throughout the reporting period, and the core CPI (excludes food and energy) was below 2.5% compared with a year ago. The employment environment continues to be strong; during the reporting period, the unemployment rate was stable at 5% and wages began to improve.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance. The S&P 500 Index outperformed the MSCI EAFE Index in eight of the past nine quarters, and in 18 of the 28 quarters since the market bottom in 2009. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. The yield on 10-year Treasury bonds rose slightly from 2.19% to 2.30% during the reporting period.

Index	Semiannual Total Return (as of April 30, 2016)
Barclays U.S. 1-3 Year Government/Credit Bond	0.79%
Barclays U.S. 10-20 Year Treasury Bond	4.63%
Barclays Emerging Markets USD Aggregate Bond	4.59%
Barclays Municipal Bond	3.55%
Barclays U.S. Aggregate Bond	2.82%
Barclays U.S. Corporate High Yield	2.37%
MSCI EAFE®	-3.07%
MSCI Emerging Markets®	-0.13%
MSCI World ex USA	-2.19%
Russell 1000® Growth	-1.37%
Russell 1000® Value	1.93%
Russell 2000®	-1.90%
S&P 500®	0.43%

Source: Morningstar

3

Fund Overview	Nationwide Destination 2010 Fund

Asset Allocation†

Fixed Income Funds	39.0%
Equity Funds	39.0%
Fixed Contract	12.0%
Alternative Assets	10.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide Bond Index Fund, Institutional Class	28.0%
Nationwide S&P 500 Index Fund, Institutional Class	15.0%
Nationwide International Index Fund, Institutional Class	13.0%
Nationwide Fixed Contract	12.0%
Nationwide Portfolio Completion Fund, Institutional Class	10.0%
Nationwide Core Plus Bond Fund, Institutional Class	8.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	8.0%
Nationwide Small Cap Index Fund, Institutional Class	3.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class	3.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

4

Shareholder Expense Example	Nationwide Destination 2010 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2010 Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16(a)	Expense Ratio During Period (%) 11/01/15 - 04/30/16(a)
Class A Shares	Actual	(b)	1,000.00	1,007.00	3.09	0.62
	Hypothetical	(b)(c)	1,000.00	1,021.78	3.12	0.62
Class C Shares	Actual	(b)	1,000.00	1,003.50	6.33	1.27
	Hypothetical	(b)(c)	1,000.00	1,018.55	6.37	1.27
Class R Shares	Actual	(b)	1,000.00	1,005.50	4.44	0.89
	Hypothetical	(b)(c)	1,000.00	1,020.44	4.47	0.89
Institutional Service Class Shares	Actual	(b)	1,000.00	1,009.30	1.35	0.27
	Hypothetical	(b)(c)	1,000.00	1,023.52	1.36	0.27
Institutional Class Shares	Actual	(b)	1,000.00	1,009.30	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.22	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Destination 2010 Fund

Mutual Funds 88.0%

	Shares	Market Value

Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	291,377	$2,727,293

Total Alternative Assets (cost $2,800,524)		2,727,293

Equity Funds 39.0%
Nationwide International Index Fund, Institutional Class (a)	481,069	3,545,481
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	129,332	2,181,835
Nationwide S&P 500 Index Fund, Institutional Class (a)	295,162	4,090,940
Nationwide Small Cap Index Fund, Institutional Class (a)	63,971	818,188

Total Equity Funds (cost $11,075,812)		10,636,444

Fixed Income Funds 39.0%
Nationwide Bond Index Fund, Institutional Class (a)	682,594	7,651,880
Nationwide Core Plus Bond Fund, Institutional Class (a)	212,611	2,187,767
Nationwide Inflation-Protected Securities Fund, Institutional Class* (a)	84,003	818,188

Total Fixed Income Funds (cost $10,547,740)		10,657,835

Total Mutual Funds (cost $24,424,076)		24,021,572

Fixed Contract 12.0%

	Principal Amount

Nationwide Fixed Contract, 3.15% (a)(b)(c)	$3,272,472	3,272,472

Total Fixed Contract (cost $3,272,472)		3,272,472

Total Investments (cost $27,696,548) (d) — 100.0%		27,294,044

Liabilities in excess of other assets — 0.0%†		(12,931)

NET ASSETS — 100.0%		$27,281,113

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Destination 2010 Fund
Assets:
Investments in affiliates, at value (cost $27,696,548)	$27,294,044
Receivable for investments sold	192,965
Receivable for capital shares issued	20,005
Prepaid expenses	17

Total Assets	27,507,031

Liabilities:
Payable for capital shares redeemed	212,808
Accrued expenses and other payables:
Investment advisory fees	2,921
Distribution fees	7,316
Administrative servicing fees	2,801
Trustee fees (Note 3)	37
Professional fees (Note 3)	35

Total Liabilities	225,918

Net Assets	$27,281,113

Represented by:
Capital	$27,486,701
Accumulated distributions in excess of net investment income	(5,001)
Accumulated net realized gains from affiliated and non-affiliated investments	201,917
Net unrealized appreciation/(depreciation) from investments in affiliates	(402,504)

Net Assets	$27,281,113

Net Assets:
Class A Shares	$5,322,256
Class C Shares	1,433,982
Class R Shares	12,109,400
Institutional Service Class Shares	29,046
Institutional Class Shares	8,386,429

Total	$27,281,113

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	659,162
Class C Shares	178,993
Class R Shares	1,503,978
Institutional Service Class Shares	3,595
Institutional Class Shares	1,036,593

Total	3,382,321

7

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Destination 2010 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$8.07
Class C Shares (b)	$8.01
Class R Shares	$8.05
Institutional Service Class Shares	$8.08
Institutional Class Shares	$8.09
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$8.56

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Destination 2010 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$212,991
Dividend income from non-affiliates	41,631
Interest income from affiliate	44,684

Total Income	299,306

EXPENSES:
Investment advisory fees	16,968
Distribution fees Class A	5,754
Distribution fees Class C	6,945
Distribution fees Class R	30,887
Administrative servicing fees Class A	5,524
Administrative servicing fees Class C	926
Administrative servicing fees Class R	15,444
Administrative servicing fees Institutional Service Class	78
Professional fees (Note 3)	144
Trustee fees (Note 3)	387

Total Expenses	83,057

NET INVESTMENT INCOME	216,249

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	738,318
Net realized losses from investment transactions with affiliates	(32,833)
Net realized losses from investment transactions with non-affiliates	(123,586)

Net realized gains from affiliated and non-affiliated investments	581,899

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(586,921)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	56,120

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(530,801)

Net realized/unrealized gains from affiliated and non-affiliated investments	51,098

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$267,347

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

	Nationwide Destination 2010 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$216,249	$426,395
Net realized gains from affiliated and non-affiliated investments	581,899	1,409,887
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(530,801)	(1,639,647)

Change in net assets resulting from operations	267,347	196,635

Distributions to Shareholders From:
Net investment income:
Class A	(42,775)	(64,790)
Class C	(8,454)	(17,775)
Class R	(100,638)	(225,503)
Institutional Service Class	(1,512)	(556)
Institutional Class	(90,095)	(170,585)
Net realized gains:
Class A	(208,554)	(171,762)
Class C	(68,552)	(84,750)
Class R	(629,749)	(861,880)
Institutional Service Class	(8,884)	(1,204)
Institutional Class	(363,803)	(407,943)

Change in net assets from shareholder distributions	(1,523,016)	(2,006,748)

Change in net assets from capital transactions	2,528,238	(808,294)

Change in net assets	1,272,569	(2,618,407)

Net Assets:
Beginning of period	26,008,544	28,626,951

End of period	$27,281,113	$26,008,544

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(5,001)	$22,224

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,677,926	$2,479,305
Dividends reinvested	251,132	236,527
Cost of shares redeemed	(555,016)	(1,182,752)

Total Class A Shares	1,374,042	1,533,080

Class C Shares
Proceeds from shares issued	52,610	12,324
Dividends reinvested	77,006	102,525
Cost of shares redeemed	(69,877)	(138,345)

Total Class C Shares	59,739	(23,496)

Class R Shares
Proceeds from shares issued	903,425	1,226,121
Dividends reinvested	730,387	1,087,383
Cost of shares redeemed	(1,720,916)	(5,296,182)

Total Class R Shares	(87,104)	(2,982,678)

10

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2010 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$151,869	$55,261
Dividends reinvested	10,396	1,760
Cost of shares redeemed	(186,711)	(5,745)

Total Institutional Service Class Shares	(24,446)	51,276

Institutional Class Shares
Proceeds from shares issued	2,861,462	3,794,185
Dividends reinvested	453,898	578,528
Cost of shares redeemed	(2,109,353)	(3,759,189)

Total Institutional Class Shares	1,206,007	613,524

Change in net assets from capital transactions	$2,528,238	$(808,294)

SHARE TRANSACTIONS:
Class A Shares
Issued	215,153	286,009
Reinvested	31,906	27,668
Redeemed	(69,818)	(137,405)

Total Class A Shares	177,241	176,272

Class C Shares
Issued	6,938	1,431
Reinvested	9,847	12,077
Redeemed	(8,610)	(16,008)

Total Class C Shares	8,175	(2,500)

Class R Shares
Issued	111,754	142,336
Reinvested	93,036	127,619
Redeemed	(215,001)	(613,855)

Total Class R Shares	(10,211)	(343,900)

Institutional Service Class Shares
Issued	17,801	6,496
Reinvested	1,321	206
Redeemed	(24,049)	(690)

Total Institutional Service Class Shares	(4,927)	6,012

Institutional Class Shares
Issued	357,628	438,154
Reinvested	57,591	67,595
Redeemed	(259,187)	(435,173)

Total Institutional Class Shares	156,032	70,576

Total change in shares	326,310	(93,540)

The accompanying notes are an integral part of these financial statements.

11

Statement of Cash Flows

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Destination 2010 Fund
DECREASE IN CASH
Cash flows used in operating activities:
Net increase in net assets from operations	$267,347
Adjustments to reconcile net increase/decrease in net assets from operations to net cash used in operating activities:
Purchase of affiliated investments	(8,460,112)
Proceeds from disposition of affiliated investments	3,780,666
Purchase of non-affiliated investments	(392,266)
Proceeds from disposition of non-affiliated investments	3,156,833
Reinvestment of interest income from affiliates	(44,684)
Change in unrealized (appreciation)/depreciation from investments in affiliates	586,921
Change in unrealized (appreciation)/depreciation from investments in non-affiliates	(56,120)
Net realized loss from investment transactions with affiliates	32,833
Net realized loss from investment transactions with non-affiliates	123,586
Increase in receivable for investments sold	(192,965)
Increase in prepaid expenses	(17)
Decrease in payable for investments purchased	(6,745)
Increase in investment advisory fees	72
Decrease in distribution fees	(194)
Increase in administrative servicing fees	62
Decrease in trustee fees	(28)
Increase in professional fees	3

Net cash used in operating activities	(1,204,808)

Cash flows provided by financing activities:
Proceeds from shares issued	5,631,926
Cost of shares redeemed	(4,429,652)
Cash distributions paid to shareholders	(197)

Net cash provided by financing activities	1,202,077

Net decrease in cash	(2,731)

Cash:
Beginning of period	2,731

End of period	$–

Amount designated as “–” is zero or has been rounded to zero.

Supplemental disclosure of cash flow information:

Non cash operating and financing activities not included herein consist of reinvestment of dividends and distributions of $1,522,819.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2010 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$8.52	0.06	(0.01)	0.05	(0.08)	(0.42)	(0.50)	$8.07	0.70%	$5,322,256	0.62%	1.63%	0.62%	26.09%
Year Ended October 31, 2015	$9.11	0.14	(0.07)	0.07	(0.17)	(0.49)	(0.66)	$8.52	0.74%	$4,107,109	0.56%	1.61%	0.56%	38.40%
Year Ended October 31, 2014	$9.07	0.14	0.30	0.44	(0.14)	(0.26)	(0.40)	$9.11	5.02%	$2,784,131	0.62%	1.55%	0.62%	29.54%
Year Ended October 31, 2013	$8.63	0.09	0.65	0.74	(0.09)	(0.21)	(0.30)	$9.07	8.73%	$8,257,825	0.63%	1.07%	0.63%	50.61%
Year Ended October 31, 2012	$8.87	0.07	0.42	0.49	(0.08)	(0.65)	(0.73)	$8.63	6.17%	$9,953,015	0.66%	0.84%	0.66%	81.09%
Year Ended October 31, 2011	$9.12	0.17	0.01	0.18	(0.17)	(0.26)	(0.43)	$8.87	2.08%	$7,858,531	0.83%	1.92%	0.83%	81.36%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$8.46	0.04	(0.02)	0.02	(0.05)	(0.42)	(0.47)	$8.01	0.35%	$1,433,982	1.27%	1.02%	1.27%	26.09%
Year Ended October 31, 2015	$9.04	0.08	(0.07)	0.01	(0.10)	(0.49)	(0.59)	$8.46	0.13%	$1,444,567	1.27%	0.93%	1.27%	38.40%
Year Ended October 31, 2014	$9.02	0.07	0.31	0.38	(0.10)	(0.26)	(0.36)	$9.04	4.37%	$1,566,876	1.20%	0.83%	1.20%	29.54%
Year Ended October 31, 2013	$8.59	0.04	0.66	0.70	(0.06)	(0.21)	(0.27)	$9.02	8.27%	$1,368,581	1.13%	0.47%	1.13%	50.61%
Year Ended October 31, 2012	$8.84	0.02	0.43	0.45	(0.05)	(0.65)	(0.70)	$8.59	5.67%	$973,276	1.14%	0.27%	1.14%	81.09%
Year Ended October 31, 2011	$9.09	0.13	0.01	0.14	(0.13)	(0.26)	(0.39)	$8.84	1.46%	$192,640	1.33%	1.38%	1.33%	81.36%

Class R Shares (g)
Six Months Ended April 30, 2016 (Unaudited)	$8.50	0.06	(0.02)	0.04	(0.07)	(0.42)	(0.49)	$8.05	0.55%	$12,109,400	0.89%	1.43%	0.89%	26.09%
Year Ended October 31, 2015	$9.08	0.12	(0.08)	0.04	(0.13)	(0.49)	(0.62)	$8.50	0.47%	$12,866,836	0.88%	1.34%	0.88%	38.40%
Year Ended October 31, 2014	$9.05	0.10	0.31	0.41	(0.12)	(0.26)	(0.38)	$9.08	4.71%	$16,866,896	0.88%	1.14%	0.88%	29.54%
Year Ended October 31, 2013	$8.61	0.06	0.66	0.72	(0.07)	(0.21)	(0.28)	$9.05	8.47%	$16,555,381	0.88%	0.73%	0.88%	50.61%
Year Ended October 31, 2012	$8.85	0.05	0.42	0.47	(0.06)	(0.65)	(0.71)	$8.61	5.93%	$16,995,542	0.92%	0.60%	0.92%	81.09%
Year Ended October 31, 2011	$9.10	0.14	0.02	0.16	(0.15)	(0.26)	(0.41)	$8.85	1.73%	$19,367,799	1.08%	1.59%	1.08%	81.36%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$8.52	0.10	(0.03)	0.07	(0.09)	(0.42)	(0.51)	$8.08	0.93%	$29,046	0.27%	2.44%	0.27%	26.09%
Year Ended October 31, 2015	$9.11	0.17	(0.07)	0.10	(0.20)	(0.49)	(0.69)	$8.52	1.14%	$72,638	0.13%	1.98%	0.13%	38.40%
Year Ended October 31, 2014	$9.08	0.17	0.31	0.48	(0.19)	(0.26)	(0.45)	$9.11	5.49%	$22,863	0.13%	1.90%	0.13%	29.54%
Year Ended October 31, 2013	$8.63	0.06	0.73	0.79	(0.13)	(0.21)	(0.34)	$9.08	9.40%	$22,075	0.13%	0.65%	0.13%	50.61%
Year Ended October 31, 2012	$8.86	0.11	0.43	0.54	(0.12)	(0.65)	(0.77)	$8.63	6.80%	$1,199	0.16%	1.33%	0.16%	81.09%
Year Ended October 31, 2011	$9.11	0.22	0.01	0.23	(0.22)	(0.26)	(0.48)	$8.86	2.48%	$1,125	0.32%	2.38%	0.32%	81.36%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$8.54	0.09	(0.02)	0.07	(0.10)	(0.42)	(0.52)	$8.09	0.93%	$8,386,429	0.13%	2.15%	0.13%	26.09%
Year Ended October 31, 2015	$9.12	0.18	(0.07)	0.11	(0.20)	(0.49)	(0.69)	$8.54	1.25%	$7,517,394	0.13%	2.06%	0.13%	38.40%
Year Ended October 31, 2014	$9.08	0.16	0.33	0.49	(0.19)	(0.26)	(0.45)	$9.12	5.60%	$7,386,185	0.13%	1.81%	0.13%	29.54%
Year Ended October 31, 2013	$8.64	0.12	0.66	0.78	(0.13)	(0.21)	(0.34)	$9.08	9.26%	$4,149,052	0.13%	1.42%	0.13%	50.61%
Year Ended October 31, 2012	$8.88	0.11	0.42	0.53	(0.12)	(0.65)	(0.77)	$8.64	6.67%	$3,516,901	0.17%	1.33%	0.17%	81.09%
Year Ended October 31, 2011	$9.13	0.21	0.02	0.23	(0.22)	(0.26)	(0.48)	$8.88	2.48%	$3,397,195	0.33%	2.33%	0.33%	81.36%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

13

Fund Overview	Nationwide Destination 2015 Fund

Asset Allocation†

Equity Funds	47.0%
Fixed Income Funds	33.0%
Alternative Assets	12.0%
Fixed Contract	8.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide Bond Index Fund, Institutional Class	25.0%
Nationwide S&P 500 Index Fund, Institutional Class	18.0%
Nationwide International Index Fund, Institutional Class	16.0%
Nationwide Portfolio Completion Fund, Institutional Class	12.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	9.0%
Nationwide Fixed Contract	8.0%
Nationwide Core Plus Bond Fund, Institutional Class	6.0%
Nationwide Small Cap Index Fund, Institutional Class	4.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class	2.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

14

Shareholder Expense Example	Nationwide Destination 2015 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2015 Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16(a)	Expense Ratio During Period (%) 11/01/15 - 04/30/16(a)
Class A Shares	Actual	(b)	1,000.00	1,004.40	3.04	0.61
	Hypothetical	(b)(c)	1,000.00	1,021.83	3.07	0.61
Class C Shares	Actual	(b)	1,000.00	1,001.70	5.87	1.18
	Hypothetical	(b)(c)	1,000.00	1,019.00	5.92	1.18
Class R Shares	Actual	(b)	1,000.00	1,003.00	4.43	0.89
	Hypothetical	(b)(c)	1,000.00	1,020.44	4.47	0.89
Institutional Service Class Shares	Actual	(b)	1,000.00	1,005.60	1.89	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.97	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	1,007.00	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.22	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

15

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Destination 2015 Fund

Mutual Funds 92.0%

	Shares	Market Value

Alternative Assets 12.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	1,507,794	$14,112,953

Total Alternative Assets (cost $14,443,560)		14,112,953

Equity Funds 47.0%
Nationwide International Index Fund, Institutional Class (a)	2,552,257	18,810,132
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	627,452	10,585,111
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,527,319	21,168,637
Nationwide Small Cap Index Fund, Institutional Class (a)	367,295	4,697,707

Total Equity Funds (cost $55,770,550)		55,261,587

Fixed Income Funds 33.0%
Nationwide Bond Index Fund, Institutional Class (a)	2,627,955	29,459,376
Nationwide Core Plus Bond Fund, Institutional Class (a)	687,685	7,076,278
Nationwide Inflation-Protected Securities Fund, Institutional Class* (a)	241,630	2,353,481

Total Fixed Income Funds (cost $38,593,951)		38,889,135

Total Mutual Funds (cost $108,808,061)		108,263,675

Fixed Contract 8.0%

	Principal Amount

Nationwide Fixed Contract, 3.15% (a)(b)(c)	$9,408,362	9,408,362

Total Fixed Contract (cost $9,408,362)		9,408,362

Total Investments (cost $118,216,423) (d) — 100.0%		117,672,037

Liabilities in excess of other assets — 0.0%†		(44,957)

NET ASSETS — 100.0%		$117,627,080

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

16

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Destination 2015 Fund
Assets:
Investments in affiliates, at value (cost $118,216,423)	$117,672,037
Receivable for investments sold	451,020
Receivable for capital shares issued	19,708

Total Assets	118,142,765

Liabilities:
Payable for capital shares redeemed	470,693
Accrued expenses and other payables:
Investment advisory fees	12,520
Distribution fees	17,090
Administrative servicing fees	14,938
Trustee fees (Note 3)	239
Professional fees (Note 3)	205

Total Liabilities	515,685

Net Assets	$117,627,080

Represented by:
Capital	$115,080,228
Accumulated distributions in excess of net investment income	(60,546)
Accumulated net realized gains from affiliated and non-affiliated investments	3,151,784
Net unrealized appreciation/(depreciation) from investments in affiliates	(544,386)

Net Assets	$117,627,080

Net Assets:
Class A Shares	$10,164,583
Class C Shares	812,108
Class R Shares	34,754,715
Institutional Service Class Shares	38,087,744
Institutional Class Shares	33,807,930

Total	$117,627,080

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,211,178
Class C Shares	97,314
Class R Shares	4,158,583
Institutional Service Class Shares	4,533,648
Institutional Class Shares	4,015,502

Total	14,016,225

17

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Destination 2015 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$8.39
Class C Shares (b)	$8.35
Class R Shares	$8.36
Institutional Service Class Shares	$8.40
Institutional Class Shares	$8.42
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$8.90

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Destination 2015 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,013,340
Dividend income from non-affiliates	136,289
Interest income from affiliate	137,914

Total Income	1,287,543

EXPENSES:
Investment advisory fees	76,101
Distribution fees Class A	12,670
Distribution fees Class C	3,946
Distribution fees Class R	90,727
Administrative servicing fees Class A	11,657
Administrative servicing fees Class C	167
Administrative servicing fees Class R	45,364
Administrative servicing fees Institutional Service Class	49,934
Professional fees (Note 3)	684
Trustee fees (Note 3)	1,751

Total Expenses	293,001

NET INVESTMENT INCOME	994,542

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	4,056,968
Net realized gains from investment transactions with affiliates	1,109,152
Net realized losses from investment transactions with non-affiliates	(401,713)

Net realized gains from affiliated and non-affiliated investments	4,764,407

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(5,492,997)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	174,109

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(5,318,888)

Net realized/unrealized losses from affiliated and non-affiliated investments	(554,481)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$440,061

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

	Nationwide Destination 2015 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$994,542	$2,312,911
Net realized gains from affiliated and non-affiliated investments	4,764,407	8,378,933
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(5,318,888)	(9,579,033)

Change in net assets resulting from operations	440,061	1,112,811

Distributions to Shareholders From:
Net investment income:
Class A	(92,507)	(216,023)
Class C	(5,083)	(12,200)
Class R	(286,581)	(748,348)
Institutional Service Class	(410,546)	(960,715)
Institutional Class	(348,786)	(671,225)
Net realized gains:
Class A	(691,860)	(709,045)
Class C	(53,701)	(66,975)
Class R	(2,577,603)	(3,390,050)
Institutional Service Class	(2,721,003)	(3,127,204)
Institutional Class	(1,972,269)	(1,847,151)

Change in net assets from shareholder distributions	(9,159,939)	(11,748,936)

Change in net assets from capital transactions	743,864	(9,913,051)

Change in net assets	(7,976,014)	(20,549,176)

Net Assets:
Beginning of period	125,603,094	146,152,270

End of period	$117,627,080	$125,603,094

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(60,546)	$88,415

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,969,050	$3,720,959
Dividends reinvested	784,367	925,068
Cost of shares redeemed	(2,334,140)	(4,433,342)

Total Class A Shares	419,277	212,685

Class C Shares
Proceeds from shares issued	11,537	21,125
Dividends reinvested	58,784	79,175
Cost of shares redeemed	(12,728)	(242,407)

Total Class C Shares	57,593	(142,107)

Class R Shares
Proceeds from shares issued	769,109	2,794,329
Dividends reinvested	2,864,184	4,138,398
Cost of shares redeemed	(7,311,196)	(18,157,132)

Total Class R Shares	(3,677,903)	(11,224,405)

20

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2015 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$1,620,193	$9,035,929
Dividends reinvested	3,131,549	4,087,919
Cost of shares redeemed	(7,481,062)	(15,359,858)

Total Institutional Service Class Shares	(2,729,320)	(2,236,010)

Institutional Class Shares
Proceeds from shares issued	8,158,031	8,670,995
Dividends reinvested	2,321,055	2,518,376
Cost of shares redeemed	(3,804,869)	(7,712,585)

Total Institutional Class Shares	6,674,217	3,476,786

Change in net assets from capital transactions	$743,864	$(9,913,051)

SHARE TRANSACTIONS:
Class A Shares
Issued	238,706	408,672
Reinvested	95,888	101,863
Redeemed	(288,256)	(484,906)

Total Class A Shares	46,338	25,629

Class C Shares
Issued	1,446	2,298
Reinvested	7,222	8,758
Redeemed	(1,637)	(26,725)

Total Class C Shares	7,031	(15,669)

Class R Shares
Issued	93,541	306,400
Reinvested	351,434	457,716
Redeemed	(876,827)	(1,964,779)

Total Class R Shares	(431,852)	(1,200,663)

Institutional Service Class Shares
Issued	194,164	977,613
Reinvested	382,362	450,123
Redeemed	(885,669)	(1,662,870)

Total Institutional Service Class Shares	(309,143)	(235,134)

Institutional Class Shares
Issued	977,654	938,578
Reinvested	283,056	276,700
Redeemed	(450,603)	(839,513)

Total Institutional Class Shares	810,107	375,765

Total change in shares	122,481	(1,050,072)

The accompanying notes are an integral part of these financial statements.

21

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2015 Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.04	0.07	(0.05)	0.02	(0.08)	(0.59)	(0.67)	$8.39	0.44%	$10,164,583	0.61%	1.57%	0.61%	20.01%
Year Ended October 31, 2015	$9.79	0.15	(0.09)	0.06	(0.18)	(0.63)	(0.81)	$9.04	0.64%	$10,533,102	0.54%	1.63%	0.54%	20.91%
Year Ended October 31, 2014	$9.62	0.15	0.37	0.52	(0.14)	(0.21)	(0.35)	$9.79	5.60%	$11,150,884	0.62%	1.52%	0.62%	27.46%
Year Ended October 31, 2013	$9.02	0.10	0.86	0.96	(0.10)	(0.26)	(0.36)	$9.62	10.94%	$31,057,182	0.63%	1.07%	0.63%	34.75%
Year Ended October 31, 2012	$9.21	0.08	0.52	0.60	(0.09)	(0.70)	(0.79)	$9.02	7.24%	$30,640,624	0.67%	0.90%	0.67%	61.80%
Year Ended October 31, 2011	$9.23	0.18	0.04	0.22	(0.18)	(0.06)	(0.24)	$9.21	2.37%	$27,459,333	0.83%	1.87%	0.83%	54.48%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.00	0.04	(0.04)	–	(0.06)	(0.59)	(0.65)	$8.35	0.17%	$812,108	1.18%	1.01%	1.18%	20.01%
Year Ended October 31, 2015	$9.74	0.10	(0.09)	0.01	(0.12)	(0.63)	(0.75)	$9.00	0.08%	$812,211	1.19%	1.05%	1.19%	20.91%
Year Ended October 31, 2014	$9.60	0.08	0.38	0.46	(0.11)	(0.21)	(0.32)	$9.74	4.95%	$1,031,938	1.15%	0.88%	1.15%	27.46%
Year Ended October 31, 2013	$9.00	0.05	0.87	0.92	(0.06)	(0.26)	(0.32)	$9.60	10.50%	$862,284	1.13%	0.56%	1.13%	34.75%
Year Ended October 31, 2012	$9.21	0.04	0.50	0.54	(0.05)	(0.70)	(0.75)	$9.00	6.60%	$777,266	1.17%	0.41%	1.17%	61.80%
Year Ended October 31, 2011	$9.23	0.13	0.04	0.17	(0.13)	(0.06)	(0.19)	$9.21	1.88%	$751,548	1.33%	1.36%	1.33%	54.48%

Class R Shares (g)
Six Months Ended April 30, 2016 (Unaudited)	$9.01	0.06	(0.05)	0.01	(0.07)	(0.59)	(0.66)	$8.36	0.30%	$34,754,715	0.89%	1.34%	0.89%	20.01%
Year Ended October 31, 2015	$9.75	0.12	(0.09)	0.03	(0.14)	(0.63)	(0.77)	$9.01	0.36%	$41,345,461	0.88%	1.35%	0.88%	20.91%
Year Ended October 31, 2014	$9.60	0.11	0.38	0.49	(0.13)	(0.21)	(0.34)	$9.75	5.28%	$56,452,141	0.88%	1.18%	0.88%	27.46%
Year Ended October 31, 2013	$9.00	0.07	0.87	0.94	(0.08)	(0.26)	(0.34)	$9.60	10.69%	$53,823,466	0.88%	0.81%	0.88%	34.75%
Year Ended October 31, 2012	$9.20	0.06	0.51	0.57	(0.07)	(0.70)	(0.77)	$9.00	6.93%	$52,790,820	0.92%	0.66%	0.92%	61.80%
Year Ended October 31, 2011	$9.22	0.15	0.04	0.19	(0.15)	(0.06)	(0.21)	$9.20	2.12%	$47,081,936	1.08%	1.64%	1.08%	54.48%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.05	0.08	(0.05)	0.03	(0.09)	(0.59)	(0.68)	$8.40	0.56%	$38,087,744	0.38%	1.81%	0.38%	20.01%
Year Ended October 31, 2015	$9.80	0.17	(0.10)	0.07	(0.19)	(0.63)	(0.82)	$9.05	0.79%	$43,835,091	0.38%	1.83%	0.38%	20.91%
Year Ended October 31, 2014	$9.65	0.16	0.38	0.54	(0.18)	(0.21)	(0.39)	$9.80	5.77%	$49,742,140	0.38%	1.70%	0.38%	27.46%
Year Ended October 31, 2013	$9.04	0.12	0.87	0.99	(0.12)	(0.26)	(0.38)	$9.65	11.30%	$47,151,464	0.38%	1.31%	0.38%	34.75%
Year Ended October 31, 2012	$9.23	0.10	0.52	0.62	(0.11)	(0.70)	(0.81)	$9.04	7.49%	$44,466,872	0.42%	1.15%	0.42%	61.80%
Year Ended October 31, 2011	$9.25	0.19	0.05	0.24	(0.20)	(0.06)	(0.26)	$9.23	2.63%	$41,721,194	0.58%	2.02%	0.58%	54.48%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.07	0.09	(0.05)	0.04	(0.10)	(0.59)	(0.69)	$8.42	0.70%	$33,807,930	0.13%	2.06%	0.13%	20.01%
Year Ended October 31, 2015	$9.82	0.19	(0.09)	0.10	(0.22)	(0.63)	(0.85)	$9.07	1.04%	$29,077,229	0.13%	2.05%	0.13%	20.91%
Year Ended October 31, 2014	$9.67	0.18	0.38	0.56	(0.20)	(0.21)	(0.41)	$9.82	6.03%	$27,775,167	0.13%	1.86%	0.13%	27.46%
Year Ended October 31, 2013	$9.06	0.14	0.88	1.02	(0.15)	(0.26)	(0.41)	$9.67	11.56%	$18,146,676	0.13%	1.50%	0.13%	34.75%
Year Ended October 31, 2012	$9.24	0.12	0.53	0.65	(0.13)	(0.70)	(0.83)	$9.06	7.86%	$12,270,445	0.16%	1.39%	0.16%	61.80%
Year Ended October 31, 2011	$9.26	0.22	0.04	0.26	(0.22)	(0.06)	(0.28)	$9.24	2.87%	$9,836,938	0.33%	2.28%	0.33%	54.48%

Amount designated as “–” is zero or has been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

22

Fund Overview	Nationwide Destination 2020 Fund

Asset Allocation†

Equity Funds	54.0%
Fixed Income Funds	24.0%
Alternative Assets	16.0%
Fixed Contract	6.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	21.0%
Nationwide International Index Fund, Institutional Class	19.0%
Nationwide Bond Index Fund, Institutional Class	18.0%
Nationwide Portfolio Completion Fund, Institutional Class	16.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	10.0%
Nationwide Fixed Contract	6.0%
Nationwide Core Plus Bond Fund, Institutional Class	5.0%
Nationwide Small Cap Index Fund, Institutional Class	4.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class	1.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

23

Shareholder Expense Example	Nationwide Destination 2020 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2020 Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16(a)	Expense Ratio During Period (%) 11/01/15 - 04/30/16(a)
Class A Shares	Actual	(b)	1,000.00	1,001.20	2.99	0.60
	Hypothetical	(b)(c)	1,000.00	1,021.88	3.02	0.60
Class C Shares	Actual	(b)	1,000.00	997.90	6.16	1.24
	Hypothetical	(b)(c)	1,000.00	1,018.70	6.22	1.24
Class R Shares	Actual	(b)	1,000.00	1,000.60	4.43	0.89
	Hypothetical	(b)(c)	1,000.00	1,020.44	4.47	0.89
Institutional Service Class Shares	Actual	(b)	1,000.00	1,003.20	1.89	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.97	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	1,004.40	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.22	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

24

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Destination 2020 Fund

Mutual Funds 94.0%

	Shares	Market Value

Alternative Assets 16.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	4,537,406	$42,470,124

Total Alternative Assets (cost $44,032,485)		42,470,124

Equity Funds 54.0%
Nationwide International Index Fund, Institutional Class (a)	6,838,539	50,400,033
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,573,514	26,545,184
Nationwide S&P 500 Index Fund, Institutional Class (a)	4,021,710	55,740,907
Nationwide Small Cap Index Fund, Institutional Class (a)	830,355	10,620,244

Total Equity Funds (cost $137,179,719)		143,306,368

Fixed Income Funds 24.0%
Nationwide Bond Index Fund, Institutional Class (a)	4,270,587	47,873,284
Nationwide Core Plus Bond Fund, Institutional Class (a)	1,293,459	13,309,693
Nationwide Inflation-Protected Securities Fund, Institutional Class* (a)	272,872	2,657,775

Total Fixed Income Funds (cost $63,353,021)		63,840,752

Total Mutual Funds (cost $244,565,225)		249,617,244

Fixed Contract 6.0%

	Principal Amount

Nationwide Fixed Contract, 3.15% (a)(b)(c)	$15,927,200	15,927,200

Total Fixed Contract (cost $15,927,200)		15,927,200

Total Investments (cost $260,492,425) (d) — 100.0%		265,544,444

Liabilities in excess of other assets — 0.0%†		(98,309)

NET ASSETS — 100.0%		$265,446,135

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

25

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Destination 2020 Fund
Assets:
Investments in affiliates, at value (cost $260,492,425)	$265,544,444
Receivable for investments sold	847,252
Receivable for capital shares issued	292,140

Total Assets	266,683,836

Liabilities:
Payable for capital shares redeemed	1,139,078
Accrued expenses and other payables:
Investment advisory fees	27,973
Distribution fees	36,286
Administrative servicing fees	33,517
Trustee fees (Note 3)	484
Professional fees (Note 3)	363

Total Liabilities	1,237,701

Net Assets	$265,446,135

Represented by:
Capital	$253,137,594
Accumulated distributions in excess of net investment income	(161,651)
Accumulated net realized gains from affiliated and non-affiliated investments	7,418,173
Net unrealized appreciation/(depreciation) from investments in affiliates	5,052,019

Net Assets	$265,446,135

Net Assets:
Class A Shares	$18,588,978
Class C Shares	3,269,068
Class R Shares	70,697,825
Institutional Service Class Shares	97,832,714
Institutional Class Shares	75,057,550

Total	$265,446,135

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,007,127
Class C Shares	357,265
Class R Shares	7,655,305
Institutional Service Class Shares	10,543,479
Institutional Class Shares	8,056,291

Total	28,619,467

26

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Destination 2020 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.26
Class C Shares (b)	$9.15
Class R Shares	$9.24
Institutional Service Class Shares	$9.28
Institutional Class Shares	$9.32
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.82

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

27

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Destination 2020 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$2,171,816
Dividend income from non-affiliates	266,856
Interest income from affiliate	193,448

Total Income	2,632,120

EXPENSES:
Investment advisory fees	166,427
Distribution fees Class A	21,385
Distribution fees Class C	16,088
Distribution fees Class R	188,938
Administrative servicing fees Class A	18,819
Administrative servicing fees Class C	1,636
Administrative servicing fees Class R	94,469
Administrative servicing fees Institutional Service Class	120,463
Professional fees (Note 3)	1,460
Trustee fees (Note 3)	3,803

Total Expenses	633,488

NET INVESTMENT INCOME	1,998,632

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	9,625,571
Net realized gains from investment transactions with affiliates	1,216,656
Net realized losses from investment transactions with non-affiliates	(836,632)

Net realized gains from affiliated and non-affiliated investments	10,005,595

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(11,916,098)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	379,180

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(11,536,918)

Net realized/unrealized losses from affiliated and non-affiliated investments	(1,531,323)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$467,309

The accompanying notes are an integral part of these financial statements.

28

Statements of Changes in Net Assets

	Nationwide Destination 2020 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$1,998,632	$4,457,023
Net realized gains from affiliated and non-affiliated investments	10,005,595	11,249,671
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(11,536,918)	(14,578,076)

Change in net assets resulting from operations	467,309	1,128,618

Distributions to Shareholders From:
Net investment income:
Class A	(143,017)	(257,055)
Class C	(16,970)	(35,204)
Class R	(528,535)	(1,395,445)
Institutional Service Class	(906,172)	(2,019,311)
Institutional Class	(669,562)	(1,304,560)
Net realized gains:
Class A	(698,147)	(484,200)
Class C	(138,454)	(108,579)
Class R	(3,297,703)	(3,660,567)
Institutional Service Class	(4,105,977)	(3,845,319)
Institutional Class	(2,591,532)	(2,138,125)

Change in net assets from shareholder distributions	(13,096,069)	(15,248,365)

Change in net assets from capital transactions	11,950,716	18,438,962

Change in net assets	(678,044)	4,319,215

Net Assets:
Beginning of period	266,124,179	261,804,964

End of period	$265,446,135	$266,124,179

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(161,651)	$103,973

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,569,409	$7,136,491
Dividends reinvested	840,860	741,255
Cost of shares redeemed	(2,210,141)	(3,086,130)

Total Class A Shares	3,200,128	4,791,616

Class C Shares
Proceeds from shares issued	48,597	911,728
Dividends reinvested	155,424	143,783
Cost of shares redeemed	(121,552)	(499,184)

Total Class C Shares	82,469	556,327

Class R Shares
Proceeds from shares issued	1,871,166	6,834,582
Dividends reinvested	3,826,238	5,056,012
Cost of shares redeemed	(12,765,243)	(19,895,545)

Total Class R Shares	(7,067,839)	(8,004,951)

29

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2020 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$6,512,740	$21,776,475
Dividends reinvested	5,012,149	5,864,630
Cost of shares redeemed	(10,914,731)	(18,302,521)

Total Institutional Service Class Shares	610,158	9,338,584

Institutional Class Shares
Proceeds from shares issued	15,624,315	16,326,177
Dividends reinvested	3,261,094	3,442,685
Cost of shares redeemed	(3,759,609)	(8,011,476)

Total Institutional Class Shares	15,125,800	11,757,386

Change in net assets from capital transactions	$11,950,716	$18,438,962

SHARE TRANSACTIONS:
Class A Shares
Issued	504,275	720,341
Reinvested	93,226	75,694
Redeemed	(244,848)	(312,418)

Total Class A Shares	352,653	483,617

Class C Shares
Issued	5,356	93,104
Reinvested	17,424	14,834
Redeemed	(13,427)	(50,393)

Total Class C Shares	9,353	57,545

Class R Shares
Issued	207,211	690,927
Reinvested	425,147	517,328
Redeemed	(1,407,324)	(2,022,213)

Total Class R Shares	(774,966)	(813,958)

Institutional Service Class Shares
Issued	710,806	2,187,818
Reinvested	555,055	597,674
Redeemed	(1,195,020)	(1,843,583)

Total Institutional Service Class Shares	70,841	941,909

Institutional Class Shares
Issued	1,710,316	1,642,226
Reinvested	359,570	349,783
Redeemed	(412,181)	(807,410)

Total Institutional Class Shares	1,657,705	1,184,599

Total change in shares	1,315,586	1,853,712

The accompanying notes are an integral part of these financial statements.

30

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2020 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.74	0.06	(0.06)	–	(0.08)	(0.40)	(0.48)	$9.26	0.12%		$18,588,978	0.60%	1.43%	0.60%	15.35%
Year Ended October 31, 2015	$10.29	0.15	(0.11)	0.04	(0.19)	(0.40)	(0.59)	$9.74	0.37%		$16,112,317	0.55%	1.56%	0.55%	15.99%
Year Ended October 31, 2014	$10.09	0.16	0.43	0.59	(0.16)	(0.23)	(0.39)	$10.29	5.98%		$12,042,352	0.62%	1.61%	0.62%	20.25%
Year Ended October 31, 2013	$9.26	0.11	1.15	1.26	(0.12)	(0.31)	(0.43)	$10.09	14.13%		$26,221,969	0.63%	1.17%	0.63%	20.65%
Year Ended October 31, 2012	$9.19	0.09	0.60	0.69	(0.10)	(0.52)	(0.62)	$9.26	8.17%		$23,141,162	0.67%	1.06%	0.67%	49.47%
Year Ended October 31, 2011	$9.14	0.17	0.07	0.24	(0.16)	(0.03)	(0.19)	$9.19	2.68%		$19,276,149	0.83%	1.77%	0.83%	41.26%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.63	0.04	(0.07)	(0.03)	(0.05)	(0.40)	(0.45)	$9.15	(0.21%	)	$3,269,068	1.24%	0.82%	1.24%	15.35%
Year Ended October 31, 2015	$10.17	0.09	(0.11)	(0.02)	(0.12)	(0.40)	(0.52)	$9.63	(0.21%	)	$3,348,791	1.22%	0.91%	1.22%	15.99%
Year Ended October 31, 2014	$10.00	0.09	0.42	0.51	(0.11)	(0.23)	(0.34)	$10.17	5.30%		$2,953,175	1.17%	0.88%	1.17%	20.25%
Year Ended October 31, 2013	$9.18	0.06	1.15	1.21	(0.08)	(0.31)	(0.39)	$10.00	13.66%		$2,900,859	1.13%	0.65%	1.13%	20.65%
Year Ended October 31, 2012	$9.14	0.05	0.58	0.63	(0.07)	(0.52)	(0.59)	$9.18	7.49%		$2,223,108	1.15%	0.52%	1.15%	49.47%
Year Ended October 31, 2011	$9.09	0.11	0.09	0.20	(0.12)	(0.03)	(0.15)	$9.14	2.20%		$934,370	1.33%	1.22%	1.33%	41.26%

Class R Shares (g)
Six Months Ended April 30, 2016 (Unaudited)	$9.71	0.05	(0.06)	(0.01)	(0.06)	(0.40)	(0.46)	$9.24	0.06%		$70,697,825	0.89%	1.20%	0.89%	15.35%
Year Ended October 31, 2015	$10.25	0.13	(0.12)	0.01	(0.15)	(0.40)	(0.55)	$9.71	0.08%		$81,852,928	0.88%	1.33%	0.88%	15.99%
Year Ended October 31, 2014	$10.07	0.11	0.44	0.55	(0.14)	(0.23)	(0.37)	$10.25	5.59%		$94,769,629	0.88%	1.11%	0.88%	20.25%
Year Ended October 31, 2013	$9.24	0.09	1.15	1.24	(0.10)	(0.31)	(0.41)	$10.07	13.88%		$84,157,287	0.88%	0.93%	0.88%	20.65%
Year Ended October 31, 2012	$9.18	0.07	0.59	0.66	(0.08)	(0.52)	(0.60)	$9.24	7.86%		$72,944,752	0.92%	0.80%	0.92%	49.47%
Year Ended October 31, 2011	$9.12	0.14	0.09	0.23	(0.14)	(0.03)	(0.17)	$9.18	2.55%		$63,985,415	1.08%	1.47%	1.08%	41.26%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.75	0.08	(0.06)	0.02	(0.09)	(0.40)	(0.49)	$9.28	0.32%		$97,832,714	0.38%	1.68%	0.38%	15.35%
Year Ended October 31, 2015	$10.30	0.18	(0.13)	0.05	(0.20)	(0.40)	(0.60)	$9.75	0.50%		$102,156,974	0.38%	1.80%	0.38%	15.99%
Year Ended October 31, 2014	$10.11	0.17	0.43	0.60	(0.18)	(0.23)	(0.41)	$10.30	6.15%		$98,149,868	0.38%	1.63%	0.38%	20.25%
Year Ended October 31, 2013	$9.27	0.13	1.16	1.29	(0.14)	(0.31)	(0.45)	$10.11	14.51%		$86,374,010	0.38%	1.41%	0.38%	20.65%
Year Ended October 31, 2012	$9.21	0.12	0.58	0.70	(0.12)	(0.52)	(0.64)	$9.27	8.30%		$69,185,088	0.42%	1.29%	0.42%	49.47%
Year Ended October 31, 2011	$9.15	0.18	0.10	0.28	(0.19)	(0.03)	(0.22)	$9.21	3.05%		$56,549,621	0.58%	1.89%	0.58%	41.26%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.79	0.09	(0.06)	0.03	(0.10)	(0.40)	(0.50)	$9.32	0.44%		$75,057,550	0.13%	1.90%	0.13%	15.35%
Year Ended October 31, 2015	$10.34	0.20	(0.12)	0.08	(0.23)	(0.40)	(0.63)	$9.79	0.75%		$62,653,169	0.13%	2.01%	0.13%	15.99%
Year Ended October 31, 2014	$10.14	0.18	0.46	0.64	(0.21)	(0.23)	(0.44)	$10.34	6.50%		$53,889,940	0.13%	1.78%	0.13%	20.25%
Year Ended October 31, 2013	$9.30	0.16	1.16	1.32	(0.17)	(0.31)	(0.48)	$10.14	14.75%		$29,410,147	0.13%	1.64%	0.13%	20.65%
Year Ended October 31, 2012	$9.24	0.14	0.58	0.72	(0.14)	(0.52)	(0.66)	$9.30	8.53%		$18,481,983	0.16%	1.54%	0.16%	49.47%
Year Ended October 31, 2011	$9.18	0.21	0.09	0.30	(0.21)	(0.03)	(0.24)	$9.24	3.29%		$13,361,814	0.33%	2.19%	0.33%	41.26%

Amount	designated as “–” is zero or has been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

31

Fund Overview	Nationwide Destination 2025 Fund

Asset Allocation†

Equity Funds	63.0%
Alternative Assets	20.0%
Fixed Income Funds	14.0%
Fixed Contract	3.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	24.0%
Nationwide International Index Fund, Institutional Class	21.0%
Nationwide Portfolio Completion Fund, Institutional Class	20.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	12.0%
Nationwide Bond Index Fund, Institutional Class	10.0%
Nationwide Small Cap Index Fund, Institutional Class	6.0%
Nationwide Core Plus Bond Fund, Institutional Class	4.0%
Nationwide Fixed Contract	3.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

32

Shareholder Expense Example	Nationwide Destination 2025 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2025 Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16(a)	Expense Ratio During Period (%) 11/01/15 - 04/30/16(a)
Class A Shares	Actual	(b)	1,000.00	998.80	2.98	0.60
	Hypothetical	(b)(c)	1,000.00	1,021.88	3.02	0.60
Class C Shares	Actual	(b)	1,000.00	996.10	5.96	1.20
	Hypothetical	(b)(c)	1,000.00	1,018.90	6.02	1.20
Class R Shares	Actual	(b)	1,000.00	997.10	4.42	0.89
	Hypothetical	(b)(c)	1,000.00	1,020.44	4.47	0.89
Institutional Service Class Shares	Actual	(b)	1,000.00	999.70	1.89	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.97	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	1,001.00	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.22	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

33

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Destination 2025 Fund

Mutual Funds 97.0%

	Shares	Market Value

Alternative Assets 20.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	6,288,737	$58,862,576

Total Alternative Assets (cost $60,664,424)		58,862,576

Equity Funds 63.0%
Nationwide International Index Fund, Institutional Class (a)	8,386,120	61,805,705
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	2,093,512	35,317,546
Nationwide S&P 500 Index Fund, Institutional Class (a)	5,096,327	70,635,092
Nationwide Small Cap Index Fund, Institutional Class (a)	1,380,670	17,658,773

Total Equity Funds (cost $177,379,218)		185,417,116

Fixed Income Funds 14.0%
Nationwide Bond Index Fund, Institutional Class (a)	2,630,759	29,490,806
Nationwide Core Plus Bond Fund, Institutional Class (a)	1,147,150	11,804,177

Total Fixed Income Funds (cost $41,093,016)		41,294,983

Total Mutual Funds (cost $279,136,658)		285,574,675

Fixed Contract 3.0%

	Principal Amount

Nationwide Fixed Contract, 3.15% (a)(b)(c)	$8,828,633	$8,828,633

Total Fixed Contract (cost $8,828,633)		8,828,633

Total Investments (cost $287,965,291) (d) — 100.0%		294,403,308

Liabilities in excess of other assets — 0.0%†		(109,963)

NET ASSETS — 100.0%		$294,293,345

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

34

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Destination 2025 Fund
Assets:
Investments in affiliates, at value (cost $287,965,291)	$294,403,308
Receivable for investments sold	1,423,646
Receivable for capital shares issued	160,902

Total Assets	295,987,856

Liabilities:
Payable for capital shares redeemed	1,584,289
Accrued expenses and other payables:
Investment advisory fees	31,370
Distribution fees	43,210
Administrative servicing fees	34,767
Trustee fees (Note 3)	503
Professional fees (Note 3)	372

Total Liabilities	1,694,511

Net Assets	$294,293,345

Represented by:
Capital	$276,163,239
Accumulated distributions in excess of net investment income	(261,435)
Accumulated net realized gains from affiliated and non-affiliated investments	11,953,524
Net unrealized appreciation/(depreciation) from investments in affiliates	6,438,017

Net Assets	$294,293,345

Net Assets:
Class A Shares	$27,989,778
Class C Shares	2,344,592
Class R Shares	84,031,253
Institutional Service Class Shares	99,391,988
Institutional Class Shares	80,535,734

Total	$294,293,345

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,952,439
Class C Shares	249,492
Class R Shares	8,890,901
Institutional Service Class Shares	10,471,752
Institutional Class Shares	8,443,980

Total	31,008,564

35

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Destination 2025 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.48
Class C Shares (b)	$9.40
Class R Shares	$9.45
Institutional Service Class Shares	$9.49
Institutional Class Shares	$9.54
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.06

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

36

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Destination 2025 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$2,367,521
Dividend income from non-affiliates	207,348
Interest income from affiliate	44,589

Total Income	2,619,458

EXPENSES:
Investment advisory fees	182,836
Distribution fees Class A	30,827
Distribution fees Class C	10,835
Distribution fees Class R	217,704
Administrative servicing fees Class A	27,127
Administrative servicing fees Class C	758
Administrative servicing fees Class R	108,852
Administrative servicing fees Institutional Service Class	120,870
Professional fees (Note 3)	1,568
Trustee fees (Note 3)	4,158

Total Expenses	705,535

NET INVESTMENT INCOME	1,913,923

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	12,390,266
Net realized gains from investment transactions with affiliates	2,071,141
Net realized losses from investment transactions with non-affiliates	(532,906)

Net realized gains from affiliated and non-affiliated investments	13,928,501

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(15,961,855)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	241,550

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(15,720,305)

Net realized/unrealized losses from affiliated and non-affiliated investments	(1,791,804)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$122,119

The accompanying notes are an integral part of these financial statements.

37

Statements of Changes in Net Assets

	Nationwide Destination 2025 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$1,913,923	$4,522,846
Net realized gains from affiliated and non-affiliated investments	13,928,501	11,027,207
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(15,720,305)	(15,103,322)

Change in net assets resulting from operations	122,119	446,731

Distributions to Shareholders From:
Net investment income:
Class A	(176,352)	(365,588)
Class C	(10,143)	(23,034)
Class R	(514,035)	(1,556,176)
Institutional Service Class	(809,132)	(1,926,589)
Institutional Class	(669,141)	(1,328,750)
Net realized gains:
Class A	(888,934)	(736,754)
Class C	(79,442)	(72,300)
Class R	(3,350,255)	(4,299,430)
Institutional Service Class	(3,665,905)	(3,846,675)
Institutional Class	(2,578,309)	(2,277,744)

Change in net assets from shareholder distributions	(12,741,648)	(16,433,040)

Change in net assets from capital transactions	18,589,394	25,160,021

Change in net assets	5,969,865	9,173,712

Net Assets:
Beginning of period	288,323,480	279,149,768

End of period	$294,293,345	$288,323,480

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(261,435)	$3,445

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$6,331,840	$11,400,488
Dividends reinvested	1,061,267	1,102,189
Cost of shares redeemed	(1,667,336)	(5,945,112)

Total Class A Shares	5,725,771	6,557,565

Class C Shares
Proceeds from shares issued	382,169	416,927
Dividends reinvested	89,585	95,334
Cost of shares redeemed	(79,659)	(206,530)

Total Class C Shares	392,095	305,731

Class R Shares
Proceeds from shares issued	3,780,705	9,073,083
Dividends reinvested	3,864,290	5,855,606
Cost of shares redeemed	(13,414,848)	(22,247,793)

Total Class R Shares	(5,769,853)	(7,319,104)

38

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2025 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$7,929,331	$18,463,667
Dividends reinvested	4,475,037	5,773,264
Cost of shares redeemed	(9,634,563)	(12,358,000)

Total Institutional Service Class Shares	2,769,805	11,878,931

Institutional Class Shares
Proceeds from shares issued	15,843,628	18,303,619
Dividends reinvested	3,247,450	3,606,494
Cost of shares redeemed	(3,619,502)	(8,173,215)

Total Institutional Class Shares	15,471,576	13,736,898

Change in net assets from capital transactions	$18,589,394	$25,160,021

SHARE TRANSACTIONS:
Class A Shares
Issued	682,114	1,131,266
Reinvested	115,111	110,015
Redeemed	(177,289)	(587,193)

Total Class A Shares	619,936	654,088

Class C Shares
Issued	41,762	41,360
Reinvested	9,791	9,572
Redeemed	(8,404)	(20,352)

Total Class C Shares	43,149	30,580

Class R Shares
Issued	413,722	896,871
Reinvested	420,039	586,312
Redeemed	(1,438,709)	(2,214,318)

Total Class R Shares	(604,948)	(731,135)

Institutional Service Class Shares
Issued	852,084	1,824,674
Reinvested	484,871	575,816
Redeemed	(1,028,889)	(1,222,745)

Total Institutional Service Class Shares	308,066	1,177,745

Institutional Class Shares
Issued	1,695,569	1,798,782
Reinvested	350,356	358,270
Redeemed	(390,311)	(792,839)

Total Institutional Class Shares	1,655,614	1,364,213

Total change in shares	2,021,817	2,495,491

The accompanying notes are an integral part of these financial statements.

39

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2025 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.94	0.06	(0.09)	(0.03)	(0.07)	(0.36)	(0.43)	$9.48	(0.12%	)	$27,989,778	0.60%	1.21%	0.60%	13.65%
Year Ended October 31, 2015	$10.54	0.15	(0.14)	0.01	(0.19)	(0.42)	(0.61)	$9.94	0.16%		$23,187,219	0.54%	1.50%	0.54%	11.50%
Year Ended October 31, 2014	$10.34	0.15	0.51	0.66	(0.15)	(0.31)	(0.46)	$10.54	6.56%		$17,687,789	0.62%	1.47%	0.62%	14.81%
Year Ended October 31, 2013	$9.21	0.11	1.45	1.56	(0.12)	(0.31)	(0.43)	$10.34	17.68%		$27,833,711	0.63%	1.17%	0.63%	17.23%
Year Ended October 31, 2012	$9.11	0.09	0.65	0.74	(0.10)	(0.54)	(0.64)	$9.21	8.82%		$24,342,321	0.66%	1.03%	0.66%	37.48%
Year Ended October 31, 2011	$9.02	0.15	0.12	0.27	(0.15)	(0.03)	(0.18)	$9.11	2.94%		$19,351,261	0.82%	1.63%	0.82%	37.20%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.86	0.03	(0.08)	(0.05)	(0.05)	(0.36)	(0.41)	$9.40	(0.39%	)	$2,344,592	1.20%	0.63%	1.20%	13.65%
Year Ended October 31, 2015	$10.46	0.09	(0.14)	(0.05)	(0.13)	(0.42)	(0.55)	$9.86	(0.47%	)	$2,034,952	1.20%	0.91%	1.20%	11.50%
Year Ended October 31, 2014	$10.29	0.08	0.51	0.59	(0.11)	(0.31)	(0.42)	$10.46	5.88%		$1,839,120	1.17%	0.82%	1.17%	14.81%
Year Ended October 31, 2013	$9.17	0.06	1.46	1.52	(0.09)	(0.31)	(0.40)	$10.29	17.18%		$1,869,454	1.13%	0.57%	1.13%	17.23%
Year Ended October 31, 2012	$9.08	0.05	0.64	0.69	(0.06)	(0.54)	(0.60)	$9.17	8.25%		$1,118,036	1.16%	0.53%	1.16%	37.48%
Year Ended October 31, 2011	$9.00	0.11	0.11	0.22	(0.11)	(0.03)	(0.14)	$9.08	2.42%		$792,694	1.33%	1.17%	1.33%	37.20%

Class R Shares (g)
Six Months Ended April 30, 2016 (Unaudited)	$9.91	0.05	(0.09)	(0.04)	(0.06)	(0.36)	(0.42)	$9.45	(0.29%	)	$84,031,253	0.89%	1.00%	0.89%	13.65%
Year Ended October 31, 2015	$10.50	0.13	(0.15)	(0.02)	(0.15)	(0.42)	(0.57)	$9.91	(0.14%	)	$94,100,551	0.88%	1.27%	0.88%	11.50%
Year Ended October 31, 2014	$10.32	0.11	0.51	0.62	(0.13)	(0.31)	(0.44)	$10.50	6.20%		$107,412,528	0.88%	1.05%	0.88%	14.81%
Year Ended October 31, 2013	$9.19	0.09	1.45	1.54	(0.10)	(0.31)	(0.41)	$10.32	17.43%		$93,768,765	0.88%	0.93%	0.88%	17.23%
Year Ended October 31, 2012	$9.10	0.07	0.64	0.71	(0.08)	(0.54)	(0.62)	$9.19	8.45%		$78,346,959	0.91%	0.78%	0.91%	37.48%
Year Ended October 31, 2011	$9.01	0.13	0.12	0.25	(0.13)	(0.03)	(0.16)	$9.10	2.74%		$64,069,479	1.08%	1.35%	1.08%	37.20%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.95	0.07	(0.09)	(0.02)	(0.08)	(0.36)	(0.44)	$9.49	(0.03%	)	$99,391,988	0.38%	1.49%	0.38%	13.65%
Year Ended October 31, 2015	$10.55	0.17	(0.14)	0.03	(0.21)	(0.42)	(0.63)	$9.95	0.28%		$101,137,631	0.38%	1.72%	0.38%	11.50%
Year Ended October 31, 2014	$10.36	0.16	0.52	0.68	(0.18)	(0.31)	(0.49)	$10.55	6.80%		$94,761,257	0.38%	1.56%	0.38%	14.81%
Year Ended October 31, 2013	$9.22	0.13	1.47	1.60	(0.15)	(0.31)	(0.46)	$10.36	18.07%		$77,247,913	0.38%	1.38%	0.38%	17.23%
Year Ended October 31, 2012	$9.13	0.11	0.64	0.75	(0.12)	(0.54)	(0.66)	$9.22	8.96%		$54,414,481	0.41%	1.28%	0.41%	37.48%
Year Ended October 31, 2011	$9.04	0.16	0.14	0.30	(0.18)	(0.03)	(0.21)	$9.13	3.22%		$39,186,280	0.58%	1.74%	0.58%	37.20%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.00	0.08	(0.09)	(0.01)	(0.09)	(0.36)	(0.45)	$9.54	0.10%		$80,535,734	0.13%	1.71%	0.13%	13.65%
Year Ended October 31, 2015	$10.59	0.20	(0.14)	0.06	(0.23)	(0.42)	(0.65)	$10.00	0.63%		$67,863,127	0.13%	1.94%	0.13%	11.50%
Year Ended October 31, 2014	$10.40	0.18	0.53	0.71	(0.21)	(0.31)	(0.52)	$10.59	7.03%		$57,449,074	0.13%	1.70%	0.13%	14.81%
Year Ended October 31, 2013	$9.26	0.16	1.46	1.62	(0.17)	(0.31)	(0.48)	$10.40	18.28%		$31,917,185	0.13%	1.61%	0.13%	17.23%
Year Ended October 31, 2012	$9.16	0.13	0.65	0.78	(0.14)	(0.54)	(0.68)	$9.26	9.30%		$17,552,556	0.16%	1.49%	0.16%	37.48%
Year Ended October 31, 2011	$9.07	0.19	0.13	0.32	(0.20)	(0.03)	(0.23)	$9.16	3.46%		$11,304,680	0.33%	2.03%	0.33%	37.20%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

40

Fund Overview	Nationwide Destination 2030 Fund

Asset Allocation†

Equity Funds	70.0%
Alternative Assets	20.0%
Fixed Income Funds	8.0%
Fixed Contract	2.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	26.0%
Nationwide International Index Fund, Institutional Class	22.0%
Nationwide Portfolio Completion Fund, Institutional Class	20.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	14.0%
Nationwide Small Cap Index Fund, Institutional Class	8.0%
Nationwide Bond Index Fund, Institutional Class	5.0%
Nationwide Core Plus Bond Fund, Institutional Class	3.0%
Nationwide Fixed Contract	2.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

41

Shareholder Expense Example	Nationwide Destination 2030 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2030 Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16(a)	Expense Ratio During Period (%) 11/01/15 - 04/30/16(a)
Class A Shares	Actual	(b)	1,000.00	996.40	3.08	0.62
	Hypothetical	(b)(c)	1,000.00	1,021.78	3.12	0.62
Class C Shares	Actual	(b)	1,000.00	994.20	5.80	1.17
	Hypothetical	(b)(c)	1,000.00	1,019.05	5.87	1.17
Class R Shares	Actual	(b)	1,000.00	995.00	4.41	0.89
	Hypothetical	(b)(c)	1,000.00	1,020.44	4.47	0.89
Institutional Service Class Shares	Actual	(b)	1,000.00	997.60	1.89	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.97	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	998.90	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.22	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

42

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Destination 2030 Fund

Mutual Funds 98.0%

	Shares	Market Value

Alternative Assets 20.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	6,119,849	$57,281,786

Total Alternative Assets (cost $58,544,626)		57,281,786

Equity Funds 70.0%
Nationwide International Index Fund, Institutional Class (a)	8,549,520	63,009,965
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	2,376,838	40,097,250
Nationwide S&P 500 Index Fund, Institutional Class (a)	5,372,751	74,466,322
Nationwide Small Cap Index Fund, Institutional Class (a)	1,791,455	22,912,715

Total Equity Funds (cost $191,739,191)		200,486,252

Fixed Income Funds 8.0%
Nationwide Bond Index Fund, Institutional Class (a)	1,280,045	14,349,309
Nationwide Core Plus Bond Fund, Institutional Class (a)	837,249	8,615,287

Total Fixed Income Funds (cost $22,928,562)		22,964,596

Total Mutual Funds (cost $273,212,379)		280,732,634

Fixed Contract 2.0%

	Principal Amount

Nationwide Fixed Contract, 3.15% (a)(b)(c)	$5,727,690	5,727,690

Total Fixed Contract (cost $5,727,690)		5,727,690

Total Investments (cost $278,940,069) (d) — 100.0%		286,460,324

Liabilities in excess of other assets — 0.0%†		(115,125)

NET ASSETS — 100.0%		$286,345,199

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

43

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Destination 2030 Fund
Assets:
Investments in affiliates, at value (cost $278,940,069)	$286,460,324
Receivable for investments sold	2,183,387
Receivable for capital shares issued	224,256

Total Assets	288,867,967

Liabilities:
Payable for capital shares redeemed	2,407,578
Accrued expenses and other payables:
Investment advisory fees	30,507
Distribution fees	44,900
Administrative servicing fees	38,913
Trustee fees (Note 3)	502
Professional fees (Note 3)	368

Total Liabilities	2,522,768

Net Assets	$286,345,199

Represented by:
Capital	$266,074,386
Accumulated distributions in excess of net investment income	(337,808)
Accumulated net realized gains from affiliated and non-affiliated investments	13,088,366
Net unrealized appreciation/(depreciation) from investments in affiliates	7,520,255

Net Assets	$286,345,199

Net Assets:
Class A Shares	$27,030,428
Class C Shares	1,739,820
Class R Shares	89,467,368
Institutional Service Class Shares	90,390,962
Institutional Class Shares	77,716,621

Total	$286,345,199

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,965,862
Class C Shares	192,649
Class R Shares	9,870,705
Institutional Service Class Shares	9,906,883
Institutional Class Shares	8,477,083

Total	31,413,182

44

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Destination 2030 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.11
Class C Shares (b)	$9.03
Class R Shares	$9.06
Institutional Service Class Shares	$9.12
Institutional Class Shares	$9.17
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.67

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

45

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Destination 2030 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$2,335,600
Dividend income from non-affiliates	156,476
Interest income from affiliate	28,783

Total Income	2,520,859

EXPENSES:
Investment advisory fees	177,423
Distribution fees Class A	30,807
Distribution fees Class C	8,082
Distribution fees Class R	233,332
Administrative servicing fees Class A	29,575
Administrative servicing fees Class C	300
Administrative servicing fees Class R	116,666
Administrative servicing fees Institutional Service Class	108,296
Professional fees (Note 3)	1,528
Trustee fees (Note 3)	4,032

Total Expenses	710,041

NET INVESTMENT INCOME	1,810,818

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	13,748,065
Net realized gains from investment transactions with affiliates	1,514,336
Net realized losses from investment transactions with non-affiliates	(460,110)

Net realized gains from affiliated and non-affiliated investments	14,802,291

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(17,369,654)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	206,825

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(17,162,829)

Net realized/unrealized losses from affiliated and non-affiliated investments	(2,360,538)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(549,720)

The accompanying notes are an integral part of these financial statements.

46

Statements of Changes in Net Assets

	Nationwide Destination 2030 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$1,810,818	$4,255,470
Net realized gains from affiliated and non-affiliated investments	14,802,291	11,992,179
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	(17,162,829)	(15,728,597)

Change in net assets resulting from operations	(549,720)	519,052

Distributions to Shareholders From:
Net investment income:
Class A	(177,437)	(367,794)
Class C	(8,416)	(21,753)
Class R	(577,396)	(1,728,208)
Institutional Service Class	(739,774)	(1,655,245)
Institutional Class	(645,603)	(1,185,971)
Net realized gains:
Class A	(977,662)	(1,378,339)
Class C	(67,078)	(115,090)
Class R	(3,992,081)	(7,862,086)
Institutional Service Class	(3,569,840)	(5,631,079)
Institutional Class	(2,678,258)	(3,395,673)

Change in net assets from shareholder distributions	(13,433,545)	(23,341,238)

Change in net assets from capital transactions	18,580,792	41,056,614

Change in net assets	4,597,527	18,234,428

Net Assets:
Beginning of period	281,747,672	263,513,244

End of period	$286,345,199	$281,747,672

Accumulated distributions in excess of net investment income at end of period	$(337,808)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$5,941,872	$9,513,272
Dividends reinvested	1,155,099	1,746,133
Cost of shares redeemed	(2,905,537)	(5,051,447)

Total Class A Shares	4,191,434	6,207,958

Class C Shares
Proceeds from shares issued	130,902	161,860
Dividends reinvested	75,494	136,843
Cost of shares redeemed	(48,296)	(164,558)

Total Class C Shares	158,100	134,145

Class R Shares
Proceeds from shares issued	3,388,921	8,602,534
Dividends reinvested	4,569,477	9,590,294
Cost of shares redeemed	(15,037,342)	(20,447,553)

Total Class R Shares	(7,078,944)	(2,254,725)

47

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2030 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$7,954,839	$19,615,390
Dividends reinvested	4,309,614	7,286,324
Cost of shares redeemed	(7,962,923)	(10,466,573)

Total Institutional Service Class Shares	4,301,530	16,435,141

Institutional Class Shares
Proceeds from shares issued	17,211,926	20,496,362
Dividends reinvested	3,323,861	4,581,644
Cost of shares redeemed	(3,527,115)	(4,543,911)

Total Institutional Class Shares	17,008,672	20,534,095

Change in net assets from capital transactions	$18,580,792	$41,056,614

SHARE TRANSACTIONS:
Class A Shares
Issued	670,997	968,408
Reinvested	130,237	180,266
Redeemed	(323,573)	(513,427)

Total Class A Shares	477,661	635,247

Class C Shares
Issued	15,399	17,038
Reinvested	8,589	14,216
Redeemed	(5,846)	(17,252)

Total Class C Shares	18,142	14,002

Class R Shares
Issued	382,786	870,813
Reinvested	518,089	994,242
Redeemed	(1,692,849)	(2,111,343)

Total Class R Shares	(791,974)	(246,288)

Institutional Service Class Shares
Issued	896,203	1,994,821
Reinvested	485,926	751,530
Redeemed	(881,672)	(1,062,489)

Total Institutional Service Class Shares	500,457	1,683,862

Institutional Class Shares
Issued	1,914,706	2,078,469
Reinvested	373,119	470,592
Redeemed	(397,666)	(459,036)

Total Institutional Class Shares	1,890,159	2,090,025

Total change in shares	2,094,445	4,176,848

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

48

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2030 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.61	0.05	(0.10)	(0.05)	(0.07)	(0.38)	(0.45)	$9.11	(0.36%	)	$27,030,428	0.62%	1.17%	0.62%	10.77%
Year Ended October 31, 2015	$10.49	0.14	(0.12)	0.02	(0.18)	(0.72)	(0.90)	$9.61	0.14%		$23,920,959	0.60%	1.46%	0.60%	10.87%
Year Ended October 31, 2014	$10.49	0.14	0.55	0.69	(0.14)	(0.55)	(0.69)	$10.49	6.98%		$19,436,264	0.64%	1.37%	0.64%	21.24%
Year Ended October 31, 2013	$9.17	0.12	1.70	1.82	(0.13)	(0.37)	(0.50)	$10.49	20.74%		$49,286,478	0.63%	1.22%	0.63%	18.67%
Year Ended October 31, 2012	$8.89	0.09	0.68	0.77	(0.10)	(0.39)	(0.49)	$9.17	9.26%		$42,044,565	0.67%	1.01%	0.67%	29.14%
Year Ended October 31, 2011	$8.81	0.15	0.12	0.27	(0.15)	(0.04)	(0.19)	$8.89	3.00%		$35,835,375	0.83%	1.61%	0.83%	27.34%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.53	0.03	(0.10)	(0.07)	(0.05)	(0.38)	(0.43)	$9.03	(0.58%	)	$1,739,820	1.17%	0.67%	1.17%	10.77%
Year Ended October 31, 2015	$10.42	0.09	(0.13)	(0.04)	(0.13)	(0.72)	(0.85)	$9.53	(0.43%	)	$1,663,876	1.16%	0.97%	1.16%	10.87%
Year Ended October 31, 2014	$10.45	0.08	0.55	0.63	(0.11)	(0.55)	(0.66)	$10.42	6.39%		$1,672,313	1.15%	0.77%	1.15%	21.24%
Year Ended October 31, 2013	$9.13	0.07	1.71	1.78	(0.09)	(0.37)	(0.46)	$10.45	20.32%		$1,400,404	1.13%	0.71%	1.13%	18.67%
Year Ended October 31, 2012	$8.86	0.05	0.66	0.71	(0.05)	(0.39)	(0.44)	$9.13	8.63%		$1,127,956	1.17%	0.51%	1.17%	29.14%
Year Ended October 31, 2011	$8.79	0.09	0.13	0.22	(0.11)	(0.04)	(0.15)	$8.86	2.51%		$1,048,796	1.33%	0.97%	1.33%	27.34%

Class R Shares (g)
Six Months Ended April 30, 2016 (Unaudited)	$9.56	0.04	(0.10)	(0.06)	(0.06)	(0.38)	(0.44)	$9.06	(0.50%	)	$89,467,368	0.89%	0.99%	0.89%	10.77%
Year Ended October 31, 2015	$10.44	0.12	(0.12)	–	(0.16)	(0.72)	(0.88)	$9.56	(0.11%	)	$101,958,591	0.88%	1.25%	0.88%	10.87%
Year Ended October 31, 2014	$10.46	0.10	0.56	0.66	(0.13)	(0.55)	(0.68)	$10.44	6.69%		$113,908,367	0.88%	0.99%	0.88%	21.24%
Year Ended October 31, 2013	$9.14	0.09	1.71	1.80	(0.11)	(0.37)	(0.48)	$10.46	20.52%		$96,468,521	0.88%	0.95%	0.88%	18.67%
Year Ended October 31, 2012	$8.87	0.07	0.67	0.74	(0.08)	(0.39)	(0.47)	$9.14	8.91%		$75,603,163	0.91%	0.75%	0.91%	29.14%
Year Ended October 31, 2011	$8.79	0.12	0.13	0.25	(0.13)	(0.04)	(0.17)	$8.87	2.83%		$62,553,329	1.08%	1.30%	1.08%	27.34%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.62	0.07	(0.11)	(0.04)	(0.08)	(0.38)	(0.46)	$9.12	(0.24%	)	$90,390,962	0.38%	1.46%	0.38%	10.77%
Year Ended October 31, 2015	$10.50	0.17	(0.13)	0.04	(0.20)	(0.72)	(0.92)	$9.62	0.36%		$90,523,983	0.38%	1.70%	0.38%	10.87%
Year Ended October 31, 2014	$10.51	0.16	0.56	0.72	(0.18)	(0.55)	(0.73)	$10.50	7.27%		$81,083,707	0.38%	1.50%	0.38%	21.24%
Year Ended October 31, 2013	$9.18	0.14	1.71	1.85	(0.15)	(0.37)	(0.52)	$10.51	21.14%		$63,959,756	0.38%	1.41%	0.38%	18.67%
Year Ended October 31, 2012	$8.91	0.11	0.67	0.78	(0.12)	(0.39)	(0.51)	$9.18	9.40%		$44,037,894	0.41%	1.25%	0.41%	29.14%
Year Ended October 31, 2011	$8.82	0.16	0.14	0.30	(0.17)	(0.04)	(0.21)	$8.91	3.36%		$32,793,397	0.58%	1.73%	0.58%	27.34%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.67	0.08	(0.11)	(0.03)	(0.09)	(0.38)	(0.47)	$9.17	(0.11%	)	$77,716,621	0.13%	1.70%	0.13%	10.77%
Year Ended October 31, 2015	$10.54	0.19	(0.11)	0.08	(0.23)	(0.72)	(0.95)	$9.67	0.71%		$63,680,263	0.13%	1.90%	0.13%	10.87%
Year Ended October 31, 2014	$10.55	0.18	0.57	0.75	(0.21)	(0.55)	(0.76)	$10.54	7.51%		$47,412,593	0.13%	1.69%	0.13%	21.24%
Year Ended October 31, 2013	$9.22	0.16	1.72	1.88	(0.18)	(0.37)	(0.55)	$10.55	21.34%		$30,335,443	0.13%	1.62%	0.13%	18.67%
Year Ended October 31, 2012	$8.94	0.13	0.68	0.81	(0.14)	(0.39)	(0.53)	$9.22	9.75%		$17,384,899	0.16%	1.47%	0.16%	29.14%
Year Ended October 31, 2011	$8.85	0.18	0.14	0.32	(0.19)	(0.04)	(0.23)	$8.94	3.60%		$12,874,993	0.33%	1.98%	0.33%	27.34%

Amount designated as “–” is zero or has been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

49

Fund Overview	Nationwide Destination 2035 Fund

Asset Allocation†

Equity Funds	76.0%
Alternative Assets	20.0%
Fixed Income Fund	4.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	28.0%
Nationwide International Index Fund, Institutional Class	24.0%
Nationwide Portfolio Completion Fund, Institutional Class	20.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	15.0%
Nationwide Small Cap Index Fund, Institutional Class	9.0%
Nationwide Bond Index Fund, Institutional Class	4.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

50

Shareholder Expense Example	Nationwide Destination 2035 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2035 Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16(a)	Expense Ratio During Period (%) 11/01/15 - 04/30/16(a)
Class A Shares	Actual	(b)	1,000.00	995.50	3.03	0.61
	Hypothetical	(b)(c)	1,000.00	1,021.83	3.07	0.61
Class C Shares	Actual	(b)	1,000.00	991.30	6.04	1.22
	Hypothetical	(b)(c)	1,000.00	1,018.80	6.12	1.22
Class R Shares	Actual	(b)	1,000.00	994.10	4.41	0.89
	Hypothetical	(b)(c)	1,000.00	1,020.44	4.47	0.89
Institutional Service Class Shares	Actual	(b)	1,000.00	995.60	1.89	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.97	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	996.80	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.22	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

51

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Destination 2035 Fund

Mutual Funds 100.0%

	Shares	Market Value

Alternative Assets 20.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	4,790,628	$44,840,279

Total Alternative Assets (cost $45,796,209)		44,840,279

Equity Funds 76.0%
Nationwide International Index Fund, Institutional Class (a)	7,282,200	53,669,814
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,990,543	33,580,458
Nationwide S&P 500 Index Fund, Institutional Class (a)	4,525,824	62,727,924
Nationwide Small Cap Index Fund, Institutional Class (a)	1,579,329	20,199,619

Total Equity Funds (cost $166,044,554)		170,177,815

Fixed Income Fund 4.0%
Nationwide Bond Index Fund, Institutional Class (a)	803,354	9,005,597

Total Fixed Income Fund (cost $9,049,803)		9,005,597

Total Mutual Funds (cost $220,890,566)		224,023,691

Total Investments (cost $220,890,566) (b) — 100.0%		224,023,691

Liabilities in excess of other assets — 0.0%†		(87,805)

NET ASSETS — 100.0%		$223,935,886

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

52

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Destination 2035 Fund
Assets:
Investments in affiliates, at value (cost $220,890,566)	$224,023,691
Receivable for investments sold	157,651
Receivable for capital shares issued	132,357

Total Assets	224,313,699

Liabilities:
Payable for capital shares redeemed	289,922
Accrued expenses and other payables:
Investment advisory fees	23,587
Distribution fees	35,254
Administrative servicing fees	28,399
Trustee fees (Note 3)	371
Professional fees (Note 3)	280

Total Liabilities	377,813

Net Assets	$223,935,886

Represented by:
Capital	$210,061,324
Accumulated distributions in excess of net investment income	(321,545)
Accumulated net realized gains from affiliated investments	11,062,982
Net unrealized appreciation/(depreciation) from investments in affiliates	3,133,125

Net Assets	$223,935,886

Net Assets:
Class A Shares	$22,733,073
Class C Shares	1,950,616
Class R Shares	70,634,423
Institutional Service Class Shares	72,024,582
Institutional Class Shares	56,593,192

Total	$223,935,886

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,364,249
Class C Shares	205,887
Class R Shares	7,384,375
Institutional Service Class Shares	7,483,551
Institutional Class Shares	5,850,387

Total	23,288,449

53

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Destination 2035 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.62
Class C Shares (b)	$9.47
Class R Shares	$9.57
Institutional Service Class Shares	$9.62
Institutional Class Shares	$9.67
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.21

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

54

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Destination 2035 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,835,679

Total Income	1,835,679

EXPENSES:
Investment advisory fees	135,837
Distribution fees Class A	24,660
Distribution fees Class C	9,084
Distribution fees Class R	178,787
Administrative servicing fees Class A	22,688
Administrative servicing fees Class C	818
Administrative servicing fees Class R	89,393
Administrative servicing fees Institutional Service Class	83,832
Professional fees (Note 3)	1,161
Trustee fees (Note 3)	3,085

Total Expenses	549,345

NET INVESTMENT INCOME	1,286,334

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	11,290,748
Net realized gains from investment transactions with affiliates	783,915

Net realized gains from affiliated investments	12,074,663

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(14,119,011)

Net realized/unrealized losses from affiliated investments	(2,044,348)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(758,014)

The accompanying notes are an integral part of these financial statements.

55

Statements of Changes in Net Assets

	Nationwide Destination 2035 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$1,286,334	$3,185,982
Net realized gains from affiliated investments	12,074,663	9,740,302
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(14,119,011)	(12,629,626)

Change in net assets resulting from operations	(758,014)	296,658

Distributions to Shareholders From:
Net investment income:
Class A	(140,756)	(287,169)
Class C	(9,611)	(23,268)
Class R	(444,348)	(1,299,827)
Institutional Service Class	(558,180)	(1,247,852)
Institutional Class	(454,984)	(926,467)
Net realized gains:
Class A	(849,641)	(646,584)
Class C	(81,904)	(74,148)
Class R	(3,309,939)	(3,609,647)
Institutional Service Class	(2,957,644)	(2,524,736)
Institutional Class	(2,066,903)	(1,622,396)

Change in net assets from shareholder distributions	(10,873,910)	(12,262,094)

Change in net assets from capital transactions	20,684,818	26,269,296

Change in net assets	9,052,894	14,303,860

Net Assets:
Beginning of period	214,882,992	200,579,132

End of period	$223,935,886	$214,882,992

Accumulated distributions in excess of net investment income at end of period	$(321,545)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$5,323,901	$9,903,230
Dividends reinvested	990,317	933,651
Cost of shares redeemed	(1,892,116)	(4,815,977)

Total Class A Shares	4,422,102	6,020,904

Class C Shares
Proceeds from shares issued	206,260	345,553
Dividends reinvested	91,515	97,416
Cost of shares redeemed	(45,391)	(281,829)

Total Class C Shares	252,384	161,140

56

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2035 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Class R Shares
Proceeds from shares issued	$3,383,288	$8,063,893
Dividends reinvested	3,754,287	4,909,474
Cost of shares redeemed	(9,888,654)	(16,983,813)

Total Class R Shares	(2,751,079)	(4,010,446)

Institutional Service Class Shares
Proceeds from shares issued	7,437,209	16,144,192
Dividends reinvested	3,515,824	3,772,588
Cost of shares redeemed	(4,075,724)	(7,102,843)

Total Institutional Service Class Shares	6,877,309	12,813,937

Institutional Class Shares
Proceeds from shares issued	11,365,538	16,072,511
Dividends reinvested	2,521,887	2,548,863
Cost of shares redeemed	(2,003,323)	(7,337,613)

Total Institutional Class Shares	11,884,102	11,283,761

Change in net assets from capital transactions	$20,684,818	$26,269,296

SHARE TRANSACTIONS:
Class A Shares
Issued	567,635	953,716
Reinvested	105,811	90,822
Redeemed	(202,298)	(461,990)

Total Class A Shares	471,148	582,548

Class C Shares
Issued	22,323	33,567
Reinvested	9,915	9,586
Redeemed	(5,124)	(27,514)

Total Class C Shares	27,114	15,639

Class R Shares
Issued	360,108	775,341
Reinvested	403,253	479,832
Redeemed	(1,069,324)	(1,649,857)

Total Class R Shares	(305,963)	(394,684)

Institutional Service Class Shares
Issued	787,409	1,550,523
Reinvested	375,664	366,915
Redeemed	(423,915)	(681,600)

Total Institutional Service Class Shares	739,158	1,235,838

Institutional Class Shares
Issued	1,210,566	1,530,585
Reinvested	268,060	246,708
Redeemed	(214,384)	(699,063)

Total Institutional Class Shares	1,264,242	1,078,230

Total change in shares	2,195,699	2,517,571

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

57

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2035 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.19	0.05	(0.11)	(0.06)	(0.07)	(0.44)	(0.51)	$9.62	(0.45%	)	$22,733,073	0.61%	1.12%	0.61%	5.28%
Year Ended October 31, 2015	$10.81	0.15	(0.13)	0.02	(0.19)	(0.45)	(0.64)	$10.19	0.19%		$19,294,536	0.60%	1.45%	0.60%	9.35%
Year Ended October 31, 2014	$10.67	0.15	0.60	0.75	(0.16)	(0.45)	(0.61)	$10.81	7.27%		$14,166,361	0.62%	1.38%	0.62%	8.21%
Year Ended October 31, 2013	$9.09	0.12	1.91	2.03	(0.14)	(0.31)	(0.45)	$10.67	23.24%		$16,026,739	0.63%	1.25%	0.63%	18.63%
Year Ended October 31, 2012	$8.65	0.09	0.70	0.79	(0.10)	(0.25)	(0.35)	$9.09	9.60%		$12,557,034	0.66%	0.99%	0.66%	19.07%
Year Ended October 31, 2011	$8.54	0.13	0.15	0.28	(0.15)	(0.02)	(0.17)	$8.65	3.19%		$9,734,398	0.83%	1.42%	0.83%	26.04%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.06	0.02	(0.12)	(0.10)	(0.05)	(0.44)	(0.49)	$9.47	(0.87%	)	$1,950,616	1.22%	0.54%	1.22%	5.28%
Year Ended October 31, 2015	$10.69	0.09	(0.13)	(0.04)	(0.14)	(0.45)	(0.59)	$10.06	(0.42%	)	$1,798,184	1.22%	0.88%	1.22%	9.35%
Year Ended October 31, 2014	$10.57	0.07	0.61	0.68	(0.11)	(0.45)	(0.56)	$10.69	6.69%		$1,743,485	1.18%	0.70%	1.18%	8.21%
Year Ended October 31, 2013	$9.02	0.07	1.89	1.96	(0.10)	(0.31)	(0.41)	$10.57	22.57%		$1,384,187	1.13%	0.76%	1.13%	18.63%
Year Ended October 31, 2012	$8.60	0.04	0.70	0.74	(0.07)	(0.25)	(0.32)	$9.02	9.16%		$1,038,535	1.15%	0.42%	1.15%	19.07%
Year Ended October 31, 2011	$8.49	0.10	0.13	0.23	(0.10)	(0.02)	(0.12)	$8.60	2.60%		$258,058	1.33%	1.11%	1.33%	26.04%

Class R Shares (g)
Six Months Ended April 30, 2016 (Unaudited)	$10.14	0.04	(0.11)	(0.07)	(0.06)	(0.44)	(0.50)	$9.57	(0.59%	)	$70,634,423	0.89%	0.91%	0.89%	5.28%
Year Ended October 31, 2015	$10.76	0.13	(0.14)	(0.01)	(0.16)	(0.45)	(0.61)	$10.14	(0.11%	)	$77,992,434	0.88%	1.23%	0.88%	9.35%
Year Ended October 31, 2014	$10.63	0.11	0.61	0.72	(0.14)	(0.45)	(0.59)	$10.76	6.99%		$86,976,458	0.88%	1.01%	0.88%	8.21%
Year Ended October 31, 2013	$9.06	0.10	1.89	1.99	(0.11)	(0.31)	(0.42)	$10.63	22.91%		$75,700,964	0.88%	1.00%	0.88%	18.63%
Year Ended October 31, 2012	$8.62	0.07	0.70	0.77	(0.08)	(0.25)	(0.33)	$9.06	9.37%		$55,946,652	0.91%	0.75%	0.91%	19.07%
Year Ended October 31, 2011	$8.51	0.11	0.14	0.25	(0.12)	(0.02)	(0.14)	$8.62	2.96%		$43,308,991	1.08%	1.25%	1.08%	26.04%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.20	0.06	(0.12)	(0.06)	(0.08)	(0.44)	(0.52)	$9.62	(0.44%	)	$72,024,582	0.38%	1.37%	0.38%	5.28%
Year Ended October 31, 2015	$10.82	0.17	(0.13)	0.04	(0.21)	(0.45)	(0.66)	$10.20	0.39%		$68,794,947	0.38%	1.67%	0.38%	9.35%
Year Ended October 31, 2014	$10.68	0.16	0.62	0.78	(0.19)	(0.45)	(0.64)	$10.82	7.58%		$59,581,592	0.38%	1.49%	0.38%	8.21%
Year Ended October 31, 2013	$9.10	0.14	1.91	2.05	(0.16)	(0.31)	(0.47)	$10.68	23.52%		$45,549,609	0.38%	1.44%	0.38%	18.63%
Year Ended October 31, 2012	$8.66	0.11	0.70	0.81	(0.12)	(0.25)	(0.37)	$9.10	9.86%		$27,762,165	0.41%	1.24%	0.41%	19.07%
Year Ended October 31, 2011	$8.55	0.15	0.15	0.30	(0.17)	(0.02)	(0.19)	$8.66	3.45%		$18,146,376	0.58%	1.65%	0.58%	26.04%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.25	0.07	(0.12)	(0.05)	(0.09)	(0.44)	(0.53)	$9.67	(0.32%	)	$56,593,192	0.13%	1.59%	0.13%	5.28%
Year Ended October 31, 2015	$10.86	0.20	(0.12)	0.08	(0.24)	(0.45)	(0.69)	$10.25	0.73%		$47,002,891	0.13%	1.88%	0.13%	9.35%
Year Ended October 31, 2014	$10.72	0.18	0.63	0.81	(0.22)	(0.45)	(0.67)	$10.86	7.80%		$38,111,236	0.13%	1.66%	0.13%	8.21%
Year Ended October 31, 2013	$9.14	0.17	1.90	2.07	(0.18)	(0.31)	(0.49)	$10.72	23.71%		$21,472,047	0.13%	1.71%	0.13%	18.63%
Year Ended October 31, 2012	$8.69	0.13	0.71	0.84	(0.14)	(0.25)	(0.39)	$9.14	10.20%		$13,070,867	0.16%	1.49%	0.16%	19.07%
Year Ended October 31, 2011	$8.57	0.18	0.15	0.33	(0.19)	(0.02)	(0.21)	$8.69	3.80%		$9,052,970	0.33%	1.99%	0.33%	26.04%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

58

Fund Overview	Nationwide Destination 2040 Fund

Asset Allocation†

Equity Funds	80.0%
Alternative Assets	16.0%
Fixed Income Fund	4.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	28.0%
Nationwide International Index Fund, Institutional Class	25.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	17.0%
Nationwide Portfolio Completion Fund, Institutional Class	16.0%
Nationwide Small Cap Index Fund, Institutional Class	10.0%
Nationwide Bond Index Fund, Institutional Class	4.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

59

Shareholder Expense Example	Nationwide Destination 2040 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2040 Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16(a)	Expense Ratio During Period (%) 11/01/15 - 04/30/16(a)
Class A Shares	Actual	(b)	1,000.00	994.30	3.02	0.61
	Hypothetical	(b)(c)	1,000.00	1,021.83	3.07	0.61
Class C Shares	Actual	(b)	1,000.00	991.00	5.79	1.17
	Hypothetical	(b)(c)	1,000.00	1,019.05	5.87	1.17
Class R Shares	Actual	(b)	1,000.00	992.70	4.41	0.89
	Hypothetical	(b)(c)	1,000.00	1,020.44	4.47	0.89
Institutional Service Class Shares	Actual	(b)	1,000.00	994.30	1.88	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.97	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	996.60	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.22	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

60

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Destination 2040 Fund

Mutual Funds 100.0%

	Shares	Market Value

Alternative Assets 16.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	3,157,324	$29,552,550

Total Alternative Assets (cost $30,209,776)		29,552,550

Equity Funds 80.0%
Nationwide International Index Fund, Institutional Class (a)	6,265,381	46,175,860
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,861,268	31,399,585
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,731,383	51,716,963
Nationwide Small Cap Index Fund, Institutional Class (a)	1,444,124	18,470,344

Total Equity Funds (cost $145,334,164)		147,762,752

Fixed Income Fund 4.0%
Nationwide Bond Index Fund, Institutional Class (a)	660,385	7,402,914

Total Fixed Income Fund (cost $7,453,650)		7,402,914

Total Mutual Funds (cost $182,997,590)		184,718,216

Total Investments (cost $182,997,590) (b) — 100.0%		184,718,216

Liabilities in excess of other assets — 0.0%†		(73,901)

NET ASSETS — 100.0%		$184,644,315

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

61

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Destination 2040 Fund
Assets:
Investments in affiliates, at value (cost $182,997,590)	$184,718,216
Receivable for investments sold	799,095
Receivable for capital shares issued	204,717

Total Assets	185,722,028

Liabilities:
Payable for capital shares redeemed	1,003,803
Accrued expenses and other payables:
Investment advisory fees	19,600
Distribution fees	30,684
Administrative servicing fees	23,100
Trustee fees (Note 3)	298
Professional fees (Note 3)	228

Total Liabilities	1,077,713

Net Assets	$184,644,315

Represented by:
Capital	$172,839,747
Accumulated distributions in excess of net investment income	(281,132)
Accumulated net realized gains from affiliated investments	10,365,074
Net unrealized appreciation/(depreciation) from investments in affiliates	1,720,626

Net Assets	$184,644,315

Net Assets:
Class A Shares	$18,370,759
Class C Shares	433,688
Class R Shares	63,293,675
Institutional Service Class Shares	50,830,608
Institutional Class Shares	51,715,585

Total	$184,644,315

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,961,172
Class C Shares	46,464
Class R Shares	6,788,703
Institutional Service Class Shares	5,404,827
Institutional Class Shares	5,483,296

Total	19,684,462

62

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Destination 2040 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.37
Class C Shares (b)	$9.33
Class R Shares	$9.32
Institutional Service Class Shares	$9.40
Institutional Class Shares	$9.43
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.94

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

63

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Destination 2040 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,586,103

Total Income	1,586,103

EXPENSES:
Investment advisory fees	112,785
Distribution fees Class A	21,041
Distribution fees Class C	2,244
Distribution fees Class R	163,551
Administrative servicing fees Class A	18,996
Administrative servicing fees Class C	68
Administrative servicing fees Class R	81,776
Administrative servicing fees Institutional Service Class	58,177
Professional fees (Note 3)	963
Trustee fees (Note 3)	2,558

Total Expenses	462,159

NET INVESTMENT INCOME	1,123,944

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	9,981,073
Net realized gains from investment transactions with affiliates	1,135,021

Net realized gains from affiliated investments	11,116,094

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(12,893,074)

Net realized/unrealized losses from affiliated investments	(1,776,980)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(653,036)

The accompanying notes are an integral part of these financial statements.

64

Statements of Changes in Net Assets

	Nationwide Destination 2040 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$1,123,944	$2,577,288
Net realized gains from affiliated investments	11,116,094	7,945,709
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(12,893,074)	(9,764,867)

Change in net assets resulting from operations	(653,036)	758,130

Distributions to Shareholders From:
Net investment income:
Class A	(127,252)	(242,083)
Class C	(2,723)	(5,823)
Class R	(429,565)	(1,186,759)
Institutional Service Class	(408,061)	(826,885)
Institutional Class	(437,475)	(790,362)
Net realized gains:
Class A	(696,364)	(585,142)
Class C	(20,806)	(22,886)
Class R	(2,931,004)	(3,830,013)
Institutional Service Class	(1,977,238)	(1,918,773)
Institutional Class	(1,839,524)	(1,583,424)

Change in net assets from shareholder distributions	(8,870,012)	(10,992,150)

Change in net assets from capital transactions	16,448,951	27,456,479

Change in net assets	6,925,903	17,222,459

Net Assets:
Beginning of period	177,718,412	160,495,953

End of period	$184,644,315	$177,718,412

Accumulated distributions in excess of net investment income at end of period	$(281,132)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,597,377	$8,564,001
Dividends reinvested	823,616	827,225
Cost of shares redeemed	(2,261,988)	(3,555,433)

Total Class A Shares	3,159,005	5,835,793

Class C Shares
Proceeds from shares issued	20,760	37,300
Dividends reinvested	23,529	28,709
Cost of shares redeemed	(77,032)	(174,462)

Total Class C Shares	(32,743)	(108,453)

Class R Shares
Proceeds from shares issued	3,047,633	7,089,369
Dividends reinvested	3,360,569	5,016,772
Cost of shares redeemed	(10,691,293)	(13,592,569)

Total Class R Shares	(4,283,091)	(1,486,428)

65

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2040 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$6,263,215	$12,460,792
Dividends reinvested	2,385,299	2,745,658
Cost of shares redeemed	(2,480,600)	(4,640,843)

Total Institutional Service Class Shares	6,167,914	10,565,607

Institutional Class Shares
Proceeds from shares issued	12,093,996	13,553,204
Dividends reinvested	2,276,999	2,373,786
Cost of shares redeemed	(2,933,129)	(3,277,030)

Total Institutional Class Shares	11,437,866	12,649,960

Change in net assets from capital transactions	$16,448,951	$27,456,479

SHARE TRANSACTIONS:
Class A Shares
Issued	501,912	847,946
Reinvested	90,319	82,683
Redeemed	(247,497)	(351,676)

Total Class A Shares	344,734	578,953

Class C Shares
Issued	2,258	3,629
Reinvested	2,586	2,873
Redeemed	(8,813)	(16,458)

Total Class C Shares	(3,969)	(9,956)

Class R Shares
Issued	337,407	700,528
Reinvested	370,107	503,635
Redeemed	(1,168,548)	(1,359,343)

Total Class R Shares	(461,034)	(155,180)

Institutional Service Class Shares
Issued	676,704	1,230,031
Reinvested	260,451	273,402
Redeemed	(261,521)	(457,505)

Total Institutional Service Class Shares	675,634	1,045,928

Institutional Class Shares
Issued	1,313,717	1,334,212
Reinvested	248,109	235,867
Redeemed	(317,886)	(319,371)

Total Institutional Class Shares	1,243,940	1,250,708

Total change in shares	1,799,305	2,710,453

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

66

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2040 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.93	0.05	(0.13)	(0.08)	(0.07)	(0.41)	(0.48)	$9.37	(0.57%	)	$18,370,759	0.61%	1.17%	0.61%	5.85%
Year Ended October 31, 2015	$10.58	0.14	(0.09)	0.05	(0.19)	(0.51)	(0.70)	$9.93	0.51%		$16,051,732	0.58%	1.41%	0.58%	8.96%
Year Ended October 31, 2014	$10.50	0.15	0.60	0.75	(0.16)	(0.51)	(0.67)	$10.58	7.49%		$10,977,672	0.61%	1.44%	0.61%	10.00%
Year Ended October 31, 2013	$8.82	0.12	1.96	2.08	(0.14)	(0.26)	(0.40)	$10.50	24.40%		$13,346,054	0.63%	1.27%	0.63%	16.74%
Year Ended October 31, 2012	$8.42	0.08	0.67	0.75	(0.10)	(0.25)	(0.35)	$8.82	9.35%		$9,796,546	0.66%	0.97%	0.66%	18.76%
Year Ended October 31, 2011	$8.33	0.13	0.13	0.26	(0.14)	(0.03)	(0.17)	$8.42	3.06%		$7,503,499	0.83%	1.47%	0.83%	24.59%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.90	0.03	(0.14)	(0.11)	(0.05)	(0.41)	(0.46)	$9.33	(0.90%	)	$433,688	1.17%	0.74%	1.17%	5.85%
Year Ended October 31, 2015	$10.55	0.09	(0.10)	(0.01)	(0.13)	(0.51)	(0.64)	$9.90	(0.14%	)	$499,411	1.17%	0.85%	1.17%	8.96%
Year Ended October 31, 2014	$10.48	0.08	0.62	0.70	(0.12)	(0.51)	(0.63)	$10.55	6.96%		$636,972	1.15%	0.76%	1.15%	10.00%
Year Ended October 31, 2013	$8.82	0.09	1.93	2.02	(0.10)	(0.26)	(0.36)	$10.48	23.65%		$541,780	1.13%	0.92%	1.13%	16.74%
Year Ended October 31, 2012	$8.41	0.04	0.67	0.71	(0.05)	(0.25)	(0.30)	$8.82	8.96%		$543,944	1.17%	0.51%	1.17%	18.76%
Year Ended October 31, 2011	$8.33	0.08	0.13	0.21	(0.10)	(0.03)	(0.13)	$8.41	2.48%		$477,951	1.33%	0.91%	1.33%	24.59%

Class R Shares (g)
Six Months Ended April 30, 2016 (Unaudited)	$9.88	0.04	(0.13)	(0.09)	(0.06)	(0.41)	(0.47)	$9.32	(0.73%	)	$63,293,675	0.89%	0.99%	0.89%	5.85%
Year Ended October 31, 2015	$10.53	0.12	(0.10)	0.02	(0.16)	(0.51)	(0.67)	$9.88	0.16%		$71,662,026	0.88%	1.23%	0.88%	8.96%
Year Ended October 31, 2014	$10.46	0.10	0.62	0.72	(0.14)	(0.51)	(0.65)	$10.53	7.20%		$77,985,896	0.88%	0.98%	0.88%	10.00%
Year Ended October 31, 2013	$8.79	0.10	1.94	2.04	(0.11)	(0.26)	(0.37)	$10.46	24.07%		$61,997,351	0.88%	1.02%	0.88%	16.74%
Year Ended October 31, 2012	$8.39	0.06	0.67	0.73	(0.08)	(0.25)	(0.33)	$8.79	9.13%		$45,158,577	0.91%	0.72%	0.91%	18.76%
Year Ended October 31, 2011	$8.31	0.10	0.13	0.23	(0.12)	(0.03)	(0.15)	$8.39	2.71%		$33,748,270	1.08%	1.18%	1.08%	24.59%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.97	0.07	(0.15)	(0.08)	(0.08)	(0.41)	(0.49)	$9.40	(0.57%	)	$50,830,608	0.38%	1.43%	0.38%	5.85%
Year Ended October 31, 2015	$10.61	0.17	(0.09)	0.08	(0.21)	(0.51)	(0.72)	$9.97	0.76%		$47,136,189	0.38%	1.67%	0.38%	8.96%
Year Ended October 31, 2014	$10.54	0.16	0.61	0.77	(0.19)	(0.51)	(0.70)	$10.61	7.66%		$39,093,799	0.38%	1.52%	0.38%	10.00%
Year Ended October 31, 2013	$8.85	0.14	1.97	2.11	(0.16)	(0.26)	(0.42)	$10.54	24.74%		$29,631,504	0.38%	1.46%	0.38%	16.74%
Year Ended October 31, 2012	$8.44	0.10	0.68	0.78	(0.12)	(0.25)	(0.37)	$8.85	9.72%		$18,183,863	0.41%	1.21%	0.41%	18.76%
Year Ended October 31, 2011	$8.36	0.14	0.13	0.27	(0.16)	(0.03)	(0.19)	$8.44	3.19%		$11,787,766	0.58%	1.61%	0.58%	24.59%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.99	0.08	(0.13)	(0.05)	(0.10)	(0.41)	(0.51)	$9.43	(0.34%	)	$51,715,585	0.13%	1.66%	0.13%	5.85%
Year Ended October 31, 2015	$10.64	0.19	(0.10)	0.09	(0.23)	(0.51)	(0.74)	$9.99	0.91%		$42,369,054	0.13%	1.89%	0.13%	8.96%
Year Ended October 31, 2014	$10.56	0.18	0.62	0.80	(0.21)	(0.51)	(0.72)	$10.64	8.00%		$31,801,614	0.13%	1.67%	0.13%	10.00%
Year Ended October 31, 2013	$8.87	0.16	1.97	2.13	(0.18)	(0.26)	(0.44)	$10.56	24.98%		$17,265,774	0.13%	1.69%	0.13%	16.74%
Year Ended October 31, 2012	$8.46	0.12	0.68	0.80	(0.14)	(0.25)	(0.39)	$8.87	9.96%		$8,926,276	0.16%	1.45%	0.16%	18.76%
Year Ended October 31, 2011	$8.37	0.16	0.14	0.30	(0.18)	(0.03)	(0.21)	$8.46	3.54%		$6,597,063	0.33%	1.87%	0.33%	24.59%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

67

Fund Overview	Nationwide Destination 2045 Fund

Asset Allocation†

Equity Funds	87.0%
Alternative Assets	12.0%
Fixed Income Fund	1.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	30.0%
Nationwide International Index Fund, Institutional Class	27.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	18.0%
Nationwide Portfolio Completion Fund, Institutional Class	12.0%
Nationwide Small Cap Index Fund, Institutional Class	12.0%
Nationwide Bond Index Fund, Institutional Class	1.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

68

Shareholder Expense Example	Nationwide Destination 2045 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2045 Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16(a)	Expense Ratio During Period (%) 11/01/15 - 04/30/16(a)
Class A Shares	Actual	(b)	1,000.00	991.90	2.97	0.60
	Hypothetical	(b)(c)	1,000.00	1,021.88	3.02	0.60
Class C Shares	Actual	(b)	1,000.00	988.40	6.08	1.23
	Hypothetical	(b)(c)	1,000.00	1,018.75	6.17	1.23
Class R Shares	Actual	(b)	1,000.00	990.40	4.40	0.89
	Hypothetical	(b)(c)	1,000.00	1,020.44	4.47	0.89
Institutional Service Class Shares	Actual	(b)	1,000.00	992.90	1.88	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.97	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	994.10	0.64	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.22	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

69

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Destination 2045 Fund

Mutual Funds 100.0%

	Shares	Market Value

Alternative Assets 12.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	1,646,053	$15,407,059

Total Alternative Assets (cost $15,768,561)		15,407,059

Equity Funds 87.0%
Nationwide International Index Fund, Institutional Class (a)	4,702,775	34,659,448
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,369,770	23,108,015
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,778,494	38,509,926
Nationwide Small Cap Index Fund, Institutional Class (a)	1,204,618	15,407,059

Total Equity Funds (cost $111,738,391)		111,684,448

Fixed Income Fund 1.0%
Nationwide Bond Index Fund, Institutional Class (a)	112,426	1,260,294

Total Fixed Income Fund (cost $1,248,919)		1,260,294

Total Mutual Funds (cost $128,755,871)		128,351,801

Total Investments (cost $128,755,871) (b) — 100.0%		128,351,801

Liabilities in excess of other assets — 0.0%†		(51,916)

NET ASSETS — 100.0%		$128,299,885

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

70

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Destination 2045 Fund
Assets:
Investments in affiliates, at value (cost $128,755,871)	$128,351,801
Receivable for investments sold	515,444
Receivable for capital shares issued	101,391

Total Assets	128,968,636

Liabilities:
Payable for capital shares redeemed	616,668
Accrued expenses and other payables:
Investment advisory fees	13,629
Distribution fees	22,992
Administrative servicing fees	15,127
Trustee fees (Note 3)	195
Professional fees (Note 3)	140

Total Liabilities	668,751

Net Assets	$128,299,885

Represented by:
Capital	$121,535,138
Accumulated distributions in excess of net investment income	(210,087)
Accumulated net realized gains from affiliated investments	7,378,904
Net unrealized appreciation/(depreciation) from investments in affiliates	(404,070)

Net Assets	$128,299,885

Net Assets:
Class A Shares	$16,426,735
Class C Shares	1,957,649
Class R Shares	43,320,327
Institutional Service Class Shares	27,973,282
Institutional Class Shares	38,621,892

Total	$128,299,885

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,717,123
Class C Shares	206,489
Class R Shares	4,559,521
Institutional Service Class Shares	2,929,254
Institutional Class Shares	4,018,212

Total	13,430,599

71

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Destination 2045 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.57
Class C Shares (b)	$9.48
Class R Shares	$9.50
Institutional Service Class Shares	$9.55
Institutional Class Shares	$9.61
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.15

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

72

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Destination 2045 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$1,123,438

Total Income	1,123,438

EXPENSES:
Investment advisory fees	77,156
Distribution fees Class A	17,491
Distribution fees Class C	9,470
Distribution fees Class R	109,428
Administrative servicing fees Class A	15,392
Administrative servicing fees Class C	942
Administrative servicing fees Class R	54,714
Administrative servicing fees Institutional Service Class	32,112
Professional fees (Note 3)	651
Trustee fees (Note 3)	1,740

Total Expenses	319,096

NET INVESTMENT INCOME	804,342

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	7,368,612
Net realized gains from investment transactions with affiliates	537,747

Net realized gains from affiliated investments	7,906,359

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(9,177,506)

Net realized/unrealized losses from affiliated investments	(1,271,147)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(466,805)

The accompanying notes are an integral part of these financial statements.

73

Statements of Changes in Net Assets

	Nationwide Destination 2045 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$804,342	$1,645,441
Net realized gains from affiliated investments	7,906,359	4,479,413
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(9,177,506)	(5,636,095)

Change in net assets resulting from operations	(466,805)	488,759

Distributions to Shareholders From:
Net investment income:
Class A	(112,040)	(185,554)
Class C	(11,506)	(27,241)
Class R	(309,749)	(749,566)
Institutional Service Class	(238,339)	(403,668)
Institutional Class	(342,795)	(575,170)
Net realized gains:
Class A	(473,039)	(427,555)
Class C	(68,718)	(104,197)
Class R	(1,608,655)	(2,323,803)
Institutional Service Class	(904,987)	(839,401)
Institutional Class	(1,130,396)	(1,084,090)

Change in net assets from shareholder distributions	(5,200,224)	(6,720,245)

Change in net assets from capital transactions	14,520,316	26,045,971

Change in net assets	8,853,287	19,814,485

Net Assets:
Beginning of period	119,446,598	99,632,113

End of period	$128,299,885	$119,446,598

Accumulated distributions in excess of net investment income at end of period	$(210,087)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,809,134	$7,032,224
Dividends reinvested	585,079	613,109
Cost of shares redeemed	(999,037)	(3,101,816)

Total Class A Shares	4,395,176	4,543,517

Class C Shares
Proceeds from shares issued	73,739	398,246
Dividends reinvested	80,224	131,438
Cost of shares redeemed	(80,099)	(538,462)

Total Class C Shares	73,864	(8,778)

Class R Shares
Proceeds from shares issued	2,927,871	6,735,252
Dividends reinvested	1,918,404	3,073,369
Cost of shares redeemed	(6,526,332)	(8,553,287)

Total Class R Shares	(1,680,057)	1,255,334

74

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2045 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$4,131,506	$10,756,894
Dividends reinvested	1,143,326	1,243,069
Cost of shares redeemed	(2,028,927)	(2,253,316)

Total Institutional Service Class Shares	3,245,905	9,746,647

Institutional Class Shares
Proceeds from shares issued	7,858,482	11,065,674
Dividends reinvested	1,473,191	1,659,260
Cost of shares redeemed	(846,245)	(2,215,683)

Total Institutional Class Shares	8,485,428	10,509,251

Change in net assets from capital transactions	$14,520,316	$26,045,971

SHARE TRANSACTIONS:
Class A Shares
Issued	515,142	683,060
Reinvested	62,721	60,296
Redeemed	(108,632)	(301,604)

Total Class A Shares	469,231	441,752

Class C Shares
Issued	8,568	38,001
Reinvested	8,663	13,009
Redeemed	(9,078)	(52,559)

Total Class C Shares	8,153	(1,549)

Class R Shares
Issued	320,307	656,853
Reinvested	206,948	304,459
Redeemed	(701,018)	(838,023)

Total Class R Shares	(173,763)	123,289

Institutional Service Class Shares
Issued	442,830	1,047,816
Reinvested	122,841	122,485
Redeemed	(217,031)	(220,735)

Total Institutional Service Class Shares	348,640	949,566

Institutional Class Shares
Issued	846,995	1,068,019
Reinvested	157,296	162,544
Redeemed	(88,464)	(214,631)

Total Institutional Class Shares	915,827	1,015,932

Total change in shares	1,568,088	2,528,990

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

75

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2045 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.09	0.06	(0.15)	(0.09)	(0.08)	(0.35)	(0.43)	$9.57	(0.81%	)	$16,426,735	0.60%	1.24%	0.60%	4.83%
Year Ended October 31, 2015	$10.71	0.15	(0.08)	0.07	(0.19)	(0.50)	(0.69)	$10.09	0.65%		$12,590,850	0.59%	1.43%	0.59%	5.66%
Year Ended October 31, 2014	$10.41	0.15	0.64	0.79	(0.16)	(0.33)	(0.49)	$10.71	7.84%		$8,630,457	0.61%	1.45%	0.61%	9.77%
Year Ended October 31, 2013	$8.67	0.12	1.97	2.09	(0.14)	(0.21)	(0.35)	$10.41	24.90%		$9,638,145	0.63%	1.24%	0.63%	14.02%
Year Ended October 31, 2012	$8.35	0.08	0.65	0.73	(0.09)	(0.32)	(0.41)	$8.67	9.29%		$6,718,030	0.66%	0.95%	0.66%	20.41%
Year Ended October 31, 2011	$8.31	0.12	0.15	0.27	(0.14)	(0.09)	(0.23)	$8.35	3.13%		$4,825,583	0.83%	1.39%	0.83%	29.14%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.01	0.03	(0.15)	(0.12)	(0.06)	(0.35)	(0.41)	$9.48	(1.16%	)	$1,957,649	1.23%	0.68%	1.23%	4.83%
Year Ended October 31, 2015	$10.63	0.09	(0.08)	0.01	(0.13)	(0.50)	(0.63)	$10.01	0.04%		$1,985,303	1.25%	0.91%	1.25%	5.66%
Year Ended October 31, 2014	$10.35	0.08	0.65	0.73	(0.12)	(0.33)	(0.45)	$10.63	7.22%		$2,124,737	1.20%	0.73%	1.20%	9.77%
Year Ended October 31, 2013	$8.63	0.07	1.96	2.03	(0.10)	(0.21)	(0.31)	$10.35	24.26%		$1,889,419	1.13%	0.70%	1.13%	14.02%
Year Ended October 31, 2012	$8.32	0.02	0.67	0.69	(0.06)	(0.32)	(0.38)	$8.63	8.78%		$1,100,900	1.14%	0.26%	1.14%	20.41%
Year Ended October 31, 2011	$8.29	0.06	0.16	0.22	(0.10)	(0.09)	(0.19)	$8.32	2.56%		$207,219	1.33%	0.69%	1.33%	29.14%

Class R Shares (g)
Six Months Ended April 30, 2016 (Unaudited)	$10.02	0.05	(0.15)	(0.10)	(0.07)	(0.35)	(0.42)	$9.50	(0.96%	)	$43,320,327	0.89%	1.05%	0.89%	4.83%
Year Ended October 31, 2015	$10.64	0.13	(0.09)	0.04	(0.16)	(0.50)	(0.66)	$10.02	0.32%		$47,439,190	0.88%	1.23%	0.88%	5.66%
Year Ended October 31, 2014	$10.35	0.11	0.65	0.76	(0.14)	(0.33)	(0.47)	$10.64	7.58%		$49,027,374	0.88%	1.03%	0.88%	9.77%
Year Ended October 31, 2013	$8.63	0.09	1.95	2.04	(0.11)	(0.21)	(0.32)	$10.35	24.49%		$40,428,471	0.88%	1.00%	0.88%	14.02%
Year Ended October 31, 2012	$8.31	0.06	0.65	0.71	(0.07)	(0.32)	(0.39)	$8.63	9.08%		$27,832,812	0.91%	0.70%	0.91%	20.41%
Year Ended October 31, 2011	$8.28	0.10	0.14	0.24	(0.12)	(0.09)	(0.21)	$8.31	2.78%		$20,007,152	1.08%	1.12%	1.08%	29.14%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.07	0.07	(0.15)	(0.08)	(0.09)	(0.35)	(0.44)	$9.55	(0.71%	)	$27,973,282	0.38%	1.50%	0.38%	4.83%
Year Ended October 31, 2015	$10.69	0.17	(0.08)	0.09	(0.21)	(0.50)	(0.71)	$10.07	0.84%		$25,991,661	0.38%	1.62%	0.38%	5.66%
Year Ended October 31, 2014	$10.40	0.16	0.65	0.81	(0.19)	(0.33)	(0.52)	$10.69	8.07%		$17,428,130	0.38%	1.52%	0.38%	9.77%
Year Ended October 31, 2013	$8.66	0.14	1.97	2.11	(0.16)	(0.21)	(0.37)	$10.40	25.25%		$11,714,723	0.38%	1.46%	0.38%	14.02%
Year Ended October 31, 2012	$8.34	0.10	0.65	0.75	(0.11)	(0.32)	(0.43)	$8.66	9.57%		$6,558,488	0.41%	1.20%	0.41%	20.41%
Year Ended October 31, 2011	$8.31	0.14	0.14	0.28	(0.16)	(0.09)	(0.25)	$8.34	3.27%		$3,909,223	0.57%	1.58%	0.57%	29.14%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.13	0.08	(0.15)	(0.07)	(0.10)	(0.35)	(0.45)	$9.61	(0.59%	)	$38,621,892	0.13%	1.73%	0.13%	4.83%
Year Ended October 31, 2015	$10.75	0.19	(0.07)	0.12	(0.24)	(0.50)	(0.74)	$10.13	1.07%		$31,439,594	0.13%	1.87%	0.13%	5.66%
Year Ended October 31, 2014	$10.45	0.18	0.67	0.85	(0.22)	(0.33)	(0.55)	$10.75	8.38%		$22,421,415	0.13%	1.66%	0.13%	9.77%
Year Ended October 31, 2013	$8.70	0.16	1.98	2.14	(0.18)	(0.21)	(0.39)	$10.45	25.54%		$11,522,855	0.13%	1.64%	0.13%	14.02%
Year Ended October 31, 2012	$8.38	0.12	0.65	0.77	(0.13)	(0.32)	(0.45)	$8.70	9.78%		$5,207,797	0.16%	1.38%	0.16%	20.41%
Year Ended October 31, 2011	$8.34	0.18	0.13	0.31	(0.18)	(0.09)	(0.27)	$8.38	3.61%		$3,424,576	0.33%	2.07%	0.33%	29.14%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

76

Fund Overview	Nationwide Destination 2050 Fund

Asset Allocation†

Equity Funds	88.0%
Alternative Assets	12.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	31.0%
Nationwide International Index Fund, Institutional Class	27.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	18.0%
Nationwide Small Cap Index Fund, Institutional Class	12.0%
Nationwide Portfolio Completion Fund, Institutional Class	12.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

77

Shareholder Expense Example	Nationwide Destination 2050 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2050 Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16(a)	Expense Ratio During Period (%) 11/01/15 - 04/30/16(a)
Class A Shares	Actual	(b)	1,000.00	992.10	3.02	0.61
	Hypothetical	(b)(c)	1,000.00	1,021.83	3.07	0.61
Class C Shares	Actual	(b)	1,000.00	989.30	5.84	1.18
	Hypothetical	(b)(c)	1,000.00	1,019.00	5.92	1.18
Class R Shares	Actual	(b)	1,000.00	991.70	4.41	0.89
	Hypothetical	(b)(c)	1,000.00	1,020.44	4.47	0.89
Institutional Service Class Shares	Actual	(b)	1,000.00	993.20	1.88	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.97	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	994.40	0.64	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.22	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

78

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Destination 2050 Fund

Mutual Funds 100.0%

	Shares	Market Value

Alternative Assets 12.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	1,229,205	$11,505,363

Total Alternative Assets (cost $11,838,384)		11,505,363

Equity Funds 88.0%
Nationwide International Index Fund, Institutional Class (a)	3,511,037	25,876,340
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,022,712	17,253,150
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,138,073	29,633,696
Nationwide Small Cap Index Fund, Institutional Class (a)	899,892	11,509,615

Total Equity Funds (cost $87,038,628)		84,272,801

Total Mutual Funds (cost $98,877,012)		95,778,164

Total Investments (cost $98,877,012) (b) — 100.0%		95,778,164

Liabilities in excess of other assets — 0.0%†		(41,390)

NET ASSETS — 100.0%		$95,736,774

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

79

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Destination 2050 Fund
Assets:
Investments in affiliates, at value (cost $98,877,012)	$95,778,164
Receivable for investments sold	203,401
Receivable for capital shares issued	78,224

Total Assets	96,059,789

Liabilities:
Payable for capital shares redeemed	281,608
Accrued expenses and other payables:
Investment advisory fees	10,173
Distribution fees	18,053
Administrative servicing fees	12,918
Trustee fees (Note 3)	154
Professional fees (Note 3)	109

Total Liabilities	323,015

Net Assets	$95,736,774

Represented by:
Capital	$93,260,474
Accumulated distributions in excess of net investment income	(163,282)
Accumulated net realized gains from affiliated investments	5,738,430
Net unrealized appreciation/(depreciation) from investments in affiliates	(3,098,848)

Net Assets	$95,736,774

Net Assets:
Class A Shares	$12,290,366
Class C Shares	94,213
Class R Shares	37,396,670
Institutional Service Class Shares	21,329,513
Institutional Class Shares	24,626,012

Total	$95,736,774

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,512,043
Class C Shares	11,764
Class R Shares	4,653,068
Institutional Service Class Shares	2,627,603
Institutional Class Shares	3,024,393

Total	11,828,871

80

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Destination 2050 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$8.13
Class C Shares (b)	$8.01
Class R Shares	$8.04
Institutional Service Class Shares	$8.12
Institutional Class Shares	$8.14
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$8.63

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

81

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Destination 2050 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$846,039

Total Income	846,039

EXPENSES:
Investment advisory fees	58,022
Distribution fees Class A	14,779
Distribution fees Class C	454
Distribution fees Class R	92,687
Administrative servicing fees Class A	13,597
Administrative servicing fees Class C	21
Administrative servicing fees Class R	46,343
Administrative servicing fees Institutional Service Class	24,622
Professional fees (Note 3)	491
Trustee fees (Note 3)	1,313

Total Expenses	252,329

NET INVESTMENT INCOME	593,710

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	5,567,615
Net realized gains from investment transactions with affiliates	546,153

Net realized gains from affiliated investments	6,113,768

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(7,184,180)

Net realized/unrealized losses from affiliated investments	(1,070,412)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(476,702)

The accompanying notes are an integral part of these financial statements.

82

Statements of Changes in Net Assets

	Nationwide Destination 2050 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$593,710	$1,237,956
Net realized gains from affiliated investments	6,113,768	3,870,863
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(7,184,180)	(4,718,895)

Change in net assets resulting from operations	(476,702)	389,924

Distributions to Shareholders From:
Net investment income:
Class A	(97,224)	(162,442)
Class C	(526)	(1,534)
Class R	(264,495)	(609,976)
Institutional Service Class	(181,992)	(335,486)
Institutional Class	(212,755)	(355,210)
Net realized gains:
Class A	(479,126)	(817,557)
Class C	(3,785)	(10,932)
Class R	(1,586,503)	(3,857,364)
Institutional Service Class	(790,033)	(1,543,319)
Institutional Class	(812,484)	(1,367,023)

Change in net assets from shareholder distributions	(4,428,923)	(9,060,843)

Change in net assets from capital transactions	9,820,317	22,942,660

Change in net assets	4,914,692	14,271,741

Net Assets:
Beginning of period	90,822,082	76,550,341

End of period	$95,736,774	$90,822,082

Accumulated distributions in excess of net investment income at end of period	$(163,282)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$3,180,845	$5,358,062
Dividends reinvested	576,350	979,999
Cost of shares redeemed	(2,419,845)	(2,037,528)

Total Class A Shares	1,337,350	4,300,533

Class C Shares
Proceeds from shares issued	1,535	31,315
Dividends reinvested	4,311	12,466
Cost of shares redeemed	(12,438)	(35,955)

Total Class C Shares	(6,592)	7,826

Class R Shares
Proceeds from shares issued	3,175,374	7,031,212
Dividends reinvested	1,850,998	4,467,340
Cost of shares redeemed	(5,275,695)	(6,176,675)

Total Class R Shares	(249,323)	5,321,877

83

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2050 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$3,450,058	$6,565,563
Dividends reinvested	972,025	1,878,805
Cost of shares redeemed	(1,638,142)	(2,895,236)

Total Institutional Service Class Shares	2,783,941	5,549,132

Institutional Class Shares
Proceeds from shares issued	6,679,189	7,534,618
Dividends reinvested	1,025,239	1,722,233
Cost of shares redeemed	(1,749,487)	(1,493,559)

Total Institutional Class Shares	5,954,941	7,763,292

Change in net assets from capital transactions	$9,820,317	$22,942,660

SHARE TRANSACTIONS:
Class A Shares
Issued	399,372	608,725
Reinvested	72,782	112,922
Redeemed	(304,127)	(229,123)

Total Class A Shares	168,027	492,524

Class C Shares
Issued	200	3,805
Reinvested	551	1,456
Redeemed	(1,481)	(4,295)

Total Class C Shares	(730)	966

Class R Shares
Issued	405,167	798,584
Reinvested	236,097	520,231
Redeemed	(677,482)	(710,991)

Total Class R Shares	(36,218)	607,824

Institutional Service Class Shares
Issued	436,785	746,028
Reinvested	122,918	216,984
Redeemed	(202,317)	(325,338)

Total Institutional Service Class Shares	357,386	637,674

Institutional Class Shares
Issued	847,601	852,234
Reinvested	129,336	198,206
Redeemed	(226,316)	(170,779)

Total Institutional Class Shares	750,621	879,661

Total change in shares	1,239,086	2,618,649

Amount	designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

84

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2050 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$8.62	0.05	(0.13)	(0.08)	(0.07)	(0.34)	(0.41)	$8.13	(0.79%	)	$12,290,366	0.61%	1.28%	0.61%	7.85%
Year Ended October 31, 2015	$9.65	0.13	(0.06)	0.07	(0.17)	(0.93)	(1.10)	$8.62	0.72%		$11,581,468	0.61%	1.42%	0.61%	6.73%
Year Ended October 31, 2014	$9.88	0.13	0.59	0.72	(0.14)	(0.81)	(0.95)	$9.65	7.78%		$8,218,137	0.64%	1.38%	0.64%	27.49%
Year Ended October 31, 2013	$8.41	0.12	1.87	1.99	(0.13)	(0.39)	(0.52)	$9.88	24.87%		$21,173,452	0.63%	1.29%	0.63%	39.53%
Year Ended October 31, 2012	$8.25	0.07	0.62	0.69	(0.09)	(0.44)	(0.53)	$8.41	9.13%		$17,170,605	0.67%	0.92%	0.67%	22.16%
Year Ended October 31, 2011	$8.35	0.13	0.12	0.25	(0.14)	(0.21)	(0.35)	$8.25	2.87%		$15,061,292	0.83%	1.49%	0.83%	28.78%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$8.50	0.03	(0.13)	(0.10)	(0.05)	(0.34)	(0.39)	$8.01	(1.07%	)	$94,213	1.18%	0.71%	1.18%	7.85%
Year Ended October 31, 2015	$9.54	0.08	(0.06)	0.02	(0.13)	(0.93)	(1.06)	$8.50	0.15%		$106,174	1.18%	0.90%	1.18%	6.73%
Year Ended October 31, 2014	$9.80	0.08	0.58	0.66	(0.11)	(0.81)	(0.92)	$9.54	7.18%		$110,002	1.16%	0.82%	1.16%	27.49%
Year Ended October 31, 2013	$8.35	0.10	1.84	1.94	(0.10)	(0.39)	(0.49)	$9.80	24.34%		$85,351	1.14%	1.19%	1.14%	39.53%
Year Ended October 31, 2012	$8.20	0.04	0.60	0.64	(0.05)	(0.44)	(0.49)	$8.35	8.57%		$144,937	1.17%	0.46%	1.17%	22.16%
Year Ended October 31, 2011	$8.31	0.04	0.17	0.21	(0.11)	(0.21)	(0.32)	$8.20	2.40%		$119,107	1.32%	0.53%	1.32%	28.78%

Class R Shares (g)
Six Months Ended April 30, 2016 (Unaudited)	$8.52	0.04	(0.12)	(0.08)	(0.06)	(0.34)	(0.40)	$8.04	(0.83%	)	$37,396,670	0.89%	1.05%	0.89%	7.85%
Year Ended October 31, 2015	$9.56	0.11	(0.08)	0.03	(0.14)	(0.93)	(1.07)	$8.52	0.32%		$39,972,106	0.88%	1.21%	0.88%	6.73%
Year Ended October 31, 2014	$9.81	0.10	0.59	0.69	(0.13)	(0.81)	(0.94)	$9.56	7.53%		$39,009,104	0.88%	1.01%	0.88%	27.49%
Year Ended October 31, 2013	$8.35	0.09	1.87	1.96	(0.11)	(0.39)	(0.50)	$9.81	24.62%		$29,951,824	0.88%	0.99%	0.88%	39.53%
Year Ended October 31, 2012	$8.20	0.05	0.61	0.66	(0.07)	(0.44)	(0.51)	$8.35	8.80%		$21,595,396	0.91%	0.67%	0.91%	22.16%
Year Ended October 31, 2011	$8.30	0.09	0.14	0.23	(0.12)	(0.21)	(0.33)	$8.20	2.68%		$16,686,950	1.08%	1.11%	1.08%	28.78%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$8.61	0.06	(0.13)	(0.07)	(0.08)	(0.34)	(0.42)	$8.12	(0.68%	)	$21,329,513	0.38%	1.49%	0.38%	7.85%
Year Ended October 31, 2015	$9.64	0.15	(0.06)	0.09	(0.19)	(0.93)	(1.12)	$8.61	0.96%		$19,537,648	0.38%	1.68%	0.38%	6.73%
Year Ended October 31, 2014	$9.88	0.14	0.61	0.75	(0.18)	(0.81)	(0.99)	$9.64	8.10%		$15,739,026	0.38%	1.52%	0.38%	27.49%
Year Ended October 31, 2013	$8.41	0.13	1.88	2.01	(0.15)	(0.39)	(0.54)	$9.88	25.18%		$11,898,250	0.38%	1.48%	0.38%	39.53%
Year Ended October 31, 2012	$8.25	0.09	0.62	0.71	(0.11)	(0.44)	(0.55)	$8.41	9.40%		$7,742,113	0.41%	1.14%	0.41%	22.16%
Year Ended October 31, 2011	$8.35	0.13	0.14	0.27	(0.16)	(0.21)	(0.37)	$8.25	3.13%		$5,663,266	0.58%	1.57%	0.58%	28.78%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$8.63	0.07	(0.13)	(0.06)	(0.09)	(0.34)	(0.43)	$8.14	(0.56%	)	$24,626,012	0.13%	1.73%	0.13%	7.85%
Year Ended October 31, 2015	$9.66	0.16	(0.05)	0.11	(0.21)	(0.93)	(1.14)	$8.63	1.19%		$19,624,686	0.13%	1.86%	0.13%	6.73%
Year Ended October 31, 2014	$9.91	0.17	0.59	0.76	(0.20)	(0.81)	(1.01)	$9.66	8.23%		$13,474,072	0.13%	1.75%	0.13%	27.49%
Year Ended October 31, 2013	$8.43	0.15	1.89	2.04	(0.17)	(0.39)	(0.56)	$9.91	25.55%		$8,774,804	0.13%	1.67%	0.13%	39.53%
Year Ended October 31, 2012	$8.27	0.11	0.62	0.73	(0.13)	(0.44)	(0.57)	$8.43	9.64%		$4,009,305	0.16%	1.35%	0.16%	22.16%
Year Ended October 31, 2011	$8.37	0.15	0.14	0.29	(0.18)	(0.21)	(0.39)	$8.27	3.38%		$2,589,689	0.33%	1.76%	0.33%	28.78%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

85

Fund Overview	Nationwide Destination 2055 Fund

Asset Allocation†

Equity Funds	90.0%
Alternative Assets	10.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	32.0%
Nationwide International Index Fund, Institutional Class	28.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	18.0%
Nationwide Small Cap Index Fund, Institutional Class	12.0%
Nationwide Portfolio Completion Fund, Institutional Class	10.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

86

Shareholder Expense Example	Nationwide Destination 2055 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2055 Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16(a)	Expense Ratio During Period (%) 11/01/15 - 04/30/16(a)
Class A Shares	Actual	(b)	1,000.00	991.70	3.02	0.61
	Hypothetical	(b)(c)	1,000.00	1,021.83	3.07	0.61
Class C Shares	Actual	(b)	1,000.00	988.70	5.83	1.18
	Hypothetical	(b)(c)	1,000.00	1,019.00	5.92	1.18
Class R Shares	Actual	(b)	1,000.00	990.20	4.35	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.49	4.42	0.88
Institutional Service Class Shares	Actual	(b)	1,000.00	992.70	1.88	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.97	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	993.90	0.64	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.22	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

87

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Destination 2055 Fund

Mutual Funds 100.0%

	Shares	Market Value

Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	439,581	$4,114,476

Total Alternative Assets (cost $4,200,439)		4,114,476

Equity Funds 90.0%
Nationwide International Index Fund, Institutional Class (a)	1,557,392	11,477,981
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	437,312	7,377,457
Nationwide S&P 500 Index Fund, Institutional Class (a)	946,478	13,118,191
Nationwide Small Cap Index Fund, Institutional Class (a)	384,452	4,917,142

Total Equity Funds (cost $39,227,126)		36,890,771

Total Mutual Funds (cost $43,427,565)		41,005,247

Total Investments (cost $43,427,565) (b) — 100.0%		41,005,247

Liabilities in excess of other assets — 0.0%†		(15,976)

NET ASSETS — 100.0%		$40,989,271

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

88

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Destination 2055 Fund
Assets:
Investments in affiliates, at value (cost $43,427,565)	$41,005,247
Receivable for capital shares issued	59,659

Total Assets	41,064,906

Liabilities:
Payable for investments purchased	55,628
Payable for capital shares redeemed	4,027
Accrued expenses and other payables:
Investment advisory fees	4,242
Distribution fees	6,619
Administrative servicing fees	5,032
Trustee fees (Note 3)	53
Professional fees (Note 3)	34

Total Liabilities	75,635

Net Assets	$40,989,271

Represented by:
Capital	$41,274,708
Accumulated distributions in excess of net investment income	(64,486)
Accumulated net realized gains from affiliated investments	2,201,367
Net unrealized appreciation/(depreciation) from investments in affiliates	(2,422,318)

Net Assets	$40,989,271

Net Assets:
Class A Shares	$7,070,017
Class C Shares	47,725
Class R Shares	12,783,842
Institutional Service Class Shares	8,775,799
Institutional Class Shares	12,311,888

Total	$40,989,271

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	588,815
Class C Shares	3,978
Class R Shares	1,066,333
Institutional Service Class Shares	728,241
Institutional Class Shares	1,021,007

Total	3,408,374

89

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Destination 2055 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$12.01
Class C Shares (b)	$12.00
Class R Shares	$11.99
Institutional Service Class Shares	$12.05
Institutional Class Shares	$12.06
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$12.74

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

90

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Destination 2055 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$338,820

Total Income	338,820

EXPENSES:
Investment advisory fees	22,962
Distribution fees Class A	7,288
Distribution fees Class C	160
Distribution fees Class R	29,098
Administrative servicing fees Class A	6,705
Administrative servicing fees Class C	8
Administrative servicing fees Class R	14,549
Administrative servicing fees Institutional Service Class	9,641
Professional fees (Note 3)	188
Trustee fees (Note 3)	514

Total Expenses	91,113

NET INVESTMENT INCOME	247,707

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	2,182,086
Net realized gains from investment transactions with affiliates	56,481

Net realized gains from affiliated investments	2,238,567

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(2,488,800)

Net realized/unrealized losses from affiliated investments	(250,233)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,526)

The accompanying notes are an integral part of these financial statements.

91

Statements of Changes in Net Assets

	Nationwide Destination 2055 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$247,707	$440,026
Net realized gains from affiliated investments	2,238,567	1,396,200
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(2,488,800)	(1,740,990)

Change in net assets resulting from operations	(2,526)	95,236

Distributions to Shareholders From:
Net investment income:
Class A	(49,292)	(56,187)
Class C	(150)	(251)
Class R	(83,215)	(166,913)
Institutional Service Class	(73,078)	(126,572)
Institutional Class	(106,458)	(163,359)
Net realized gains:
Class A	(220,759)	(83,064)
Class C	(875)	(607)
Class R	(454,913)	(349,834)
Institutional Service Class	(295,497)	(188,696)
Institutional Class	(377,131)	(214,442)

Change in net assets from shareholder distributions	(1,661,368)	(1,349,925)

Change in net assets from capital transactions	8,034,651	12,807,185

Change in net assets	6,370,757	11,552,496

Net Assets:
Beginning of period	34,618,514	23,066,018

End of period	$40,989,271	$34,618,514

Accumulated distributions in excess of net investment income at end of period	$(64,486)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$2,109,053	$3,318,326
Dividends reinvested	270,051	139,251
Cost of shares redeemed	(405,464)	(230,982)

Total Class A Shares	1,973,640	3,226,595

Class C Shares
Proceeds from shares issued	23,863	5,300
Dividends reinvested	1,025	858
Cost of shares redeemed	(10)	(10)

Total Class C Shares	24,878	6,148

Class R Shares
Proceeds from shares issued	2,587,286	4,610,576
Dividends reinvested	538,128	516,747
Cost of shares redeemed	(1,965,449)	(2,209,550)

Total Class R Shares	1,159,965	2,917,773

92

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2055 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$1,701,572	$4,631,173
Dividends reinvested	368,575	315,268
Cost of shares redeemed	(484,269)	(2,010,737)

Total Institutional Service Class Shares	1,585,878	2,935,704

Institutional Class Shares
Proceeds from shares issued	3,063,162	4,074,666
Dividends reinvested	483,589	377,801
Cost of shares redeemed	(256,461)	(731,502)

Total Institutional Class Shares	3,290,290	3,720,965

Change in net assets from capital transactions	$8,034,651	$12,807,185

SHARE TRANSACTIONS:
Class A Shares
Issued	180,320	256,337
Reinvested	23,066	10,855
Redeemed	(34,634)	(17,683)

Total Class A Shares	168,752	249,509

Class C Shares
Issued	2,091	402
Reinvested	87	67
Redeemed	(1)	(1)

Total Class C Shares	2,177	468

Class R Shares
Issued	222,448	356,262
Reinvested	45,996	40,346
Redeemed	(163,743)	(170,059)

Total Class R Shares	104,701	226,549

Institutional Service Class Shares
Issued	144,168	353,632
Reinvested	31,378	24,514
Redeemed	(40,869)	(154,238)

Total Institutional Service Class Shares	134,677	223,908

Institutional Class Shares
Issued	260,395	314,326
Reinvested	41,141	29,359
Redeemed	(21,565)	(56,113)

Total Institutional Class Shares	279,971	287,572

Total change in shares	690,278	988,006

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

93

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2055 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$12.72	0.08	(0.20)	(0.12)	(0.11)	(0.48)	(0.59)	$12.01	(0.83%	)	$7,070,017	0.61%	1.29%		0.61%	5.19%
Year Ended October 31, 2015	$13.32	0.17	(0.08)	0.09	(0.24)	(0.45)	(0.69)	$12.72	0.74%		$5,343,749	0.61%	1.30%		0.61%	11.73%
Year Ended October 31, 2014	$12.71	0.14	0.83	0.97	(0.21)	(0.15)	(0.36)	$13.32	7.75%		$2,272,610	0.62%	1.10%		0.62%	10.03%
Year Ended October 31, 2013	$10.40	0.16	2.37	2.53	(0.17)	(0.05)	(0.22)	$12.71	24.74%		$744,954	0.63%	1.37%		0.63%	9.99%
Year Ended October 31, 2012	$9.70	0.10	0.78	0.88	(0.12)	(0.06)	(0.18)	$10.40	9.20%		$130,837	0.57%	0.95%		0.57%	21.51%
Period Ended October 31, 2011 (g)	$10.00	0.06	(0.29)	(0.23)	(0.07)	–	(0.07)	$9.70	(2.36%	)	$21,750	0.63%	0.68%		0.63%	30.50%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$12.72	0.03	(0.19)	(0.16)	(0.08)	(0.48)	(0.56)	$12.00	(1.13%	)	$47,725	1.18%	0.48%		1.18%	5.19%
Year Ended October 31, 2015	$13.32	0.12	(0.09)	0.03	(0.18)	(0.45)	(0.63)	$12.72	0.21%		$22,906	1.14%	0.92%		1.14%	11.73%
Year Ended October 31, 2014	$12.71	0.12	0.78	0.90	(0.14)	(0.15)	(0.29)	$13.32	7.20%		$17,758	1.17%	0.89%		1.17%	10.03%
Year Ended October 31, 2013	$10.40	0.07	2.41	2.48	(0.12)	(0.05)	(0.17)	$12.71	24.17%		$20,535	1.13%	0.64%		1.13%	9.99%
Year Ended October 31, 2012	$9.69	0.04	0.78	0.82	(0.05)	(0.06)	(0.11)	$10.40	8.55%		$10,530	1.17%	0.41%		1.17%	21.51%
Period Ended October 31, 2011 (g)	$10.00	–	(0.30)	(0.30)	(0.01)	–	(0.01)	$9.69	(2.97%	)	$9,703	1.33%	(0.03%	)	1.33%	30.50%

Class R Shares (h)
Six Months Ended April 30, 2016 (Unaudited)	$12.70	0.06	(0.20)	(0.14)	(0.09)	(0.48)	(0.57)	$11.99	(0.98%	)	$12,783,842	0.88%	1.06%		0.88%	5.19%
Year Ended October 31, 2015	$13.30	0.15	(0.10)	0.05	(0.20)	(0.45)	(0.65)	$12.70	0.42%		$12,213,162	0.88%	1.18%		0.88%	11.73%
Year Ended October 31, 2014	$12.69	0.13	0.81	0.94	(0.18)	(0.15)	(0.33)	$13.30	7.51%		$9,775,507	0.88%	0.97%		0.88%	10.03%
Year Ended October 31, 2013	$10.38	0.09	2.41	2.50	(0.14)	(0.05)	(0.19)	$12.69	24.47%		$5,756,542	0.88%	0.80%		0.88%	9.99%
Year Ended October 31, 2012	$9.68	0.05	0.79	0.84	(0.08)	(0.06)	(0.14)	$10.38	8.85%		$2,250,724	0.89%	0.52%		0.89%	21.51%
Period Ended October 31, 2011 (g)	$10.00	0.02	(0.28)	(0.26)	(0.06)	–	(0.06)	$9.68	(2.64%	)	$388,081	0.99%	0.26%		0.99%	30.50%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$12.76	0.09	(0.20)	(0.11)	(0.12)	(0.48)	(0.60)	$12.05	(0.73%	)	$8,775,799	0.38%	1.54%		0.38%	5.19%
Year Ended October 31, 2015	$13.36	0.21	(0.09)	0.12	(0.27)	(0.45)	(0.72)	$12.76	0.92%		$7,575,664	0.38%	1.65%		0.38%	11.73%
Year Ended October 31, 2014	$12.74	0.18	0.83	1.01	(0.24)	(0.15)	(0.39)	$13.36	8.06%		$4,938,798	0.38%	1.40%		0.38%	10.03%
Year Ended October 31, 2013	$10.41	0.11	2.46	2.57	(0.19)	(0.05)	(0.24)	$12.74	25.15%		$2,087,961	0.38%	0.94%		0.38%	9.99%
Year Ended October 31, 2012	$9.70	0.10	0.81	0.91	(0.14)	(0.06)	(0.20)	$10.41	9.50%		$250,533	0.33%	1.02%		0.33%	21.51%
Period Ended October 31, 2011 (g)	$10.00	0.06	(0.28)	(0.22)	(0.08)	–	(0.08)	$9.70	(2.18%	)	$17,879	0.33%	0.89%		0.33%	30.50%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$12.77	0.10	(0.20)	(0.10)	(0.13)	(0.48)	(0.61)	$12.06	(0.61%	)	$12,311,888	0.13%	1.76%		0.13%	5.19%
Year Ended October 31, 2015	$13.37	0.25	(0.10)	0.15	(0.30)	(0.45)	(0.75)	$12.77	1.17%		$9,463,033	0.13%	1.88%		0.13%	11.73%
Year Ended October 31, 2014	$12.74	0.22	0.83	1.05	(0.27)	(0.15)	(0.42)	$13.37	8.38%		$6,061,345	0.13%	1.66%		0.13%	10.03%
Year Ended October 31, 2013	$10.41	0.20	2.40	2.60	(0.22)	(0.05)	(0.27)	$12.74	25.44%		$2,909,109	0.14%	1.69%		0.14%	9.99%
Year Ended October 31, 2012	$9.70	0.14	0.77	0.91	(0.14)	(0.06)	(0.20)	$10.41	9.60%		$1,667,231	0.16%	1.38%		0.16%	21.51%
Period Ended October 31, 2011 (g)	$10.00	0.08	(0.30)	(0.22)	(0.08)	–	(0.08)	$9.70	(2.18%	)	$1,091,832	0.33%	0.97%		0.33%	30.50%

Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from December 28, 2010 (commencement of operations) through October 31, 2011. Total return is calculated based on inception date of December 27, 2010 through October 31, 2011.
(h)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

94

Fund Overview	Nationwide Destination 2060 Fund

Asset Allocation†

Equity Funds	89.9%
Alternative Assets	10.1%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	32.0%
Nationwide International Index Fund, Institutional Class	28.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	18.0%
Nationwide Small Cap Index Fund, Institutional Class	12.0%
Nationwide Portfolio Completion Fund, Institutional Class	10.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

95

Shareholder Expense Example	Nationwide Destination 2060 Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (December 1, 2015, commencement of operations) and continued to hold your shares at the end of the reporting period April 30, 2016.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from December 1, 2015 (commencement of operations) through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from December 1, 2015 (commencement of operations) through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Destination 2060 Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16(a)	Expense Ratio During Period (%) 11/01/15 - 04/30/16(a)
Class A Shares	Actual	(b)	1,000.00	991.70	2.72	0.55
	Hypothetical	(b)(c)	1,000.00	1,022.13	2.77	0.55
Class C Shares	Actual	(b)	1,000.00	989.00	5.59	1.13
	Hypothetical	(b)(c)	1,000.00	1,019.24	5.67	1.13
Class R Shares	Actual	(b)	1,000.00	991.50	3.86	0.78
	Hypothetical	(b)(c)	1,000.00	1,020.98	3.92	0.78
Institutional Service Class Shares	Actual	(b)	1,000.00	993.50	1.73	0.35
	Hypothetical	(b)(c)	1,000.00	1,023.12	1.76	0.35
Institutional Class Shares	Actual	(b)	1,000.00	993.10	0.64	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.22	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

96

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Destination 2060 Fund

Mutual Funds 100.0%

	Shares	Market Value

Alternative Assets 10.1%
Nationwide Portfolio Completion Fund, Institutional Class (a)	37,338	$349,484

Total Alternative Assets (cost $342,087)		349,484

Equity Funds 89.9%
Nationwide International Index Fund, Institutional Class (a)	131,854	971,762
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	37,019	624,505
Nationwide S&P 500 Index Fund, Institutional Class (a)	80,134	1,110,664
Nationwide Small Cap Index Fund, Institutional Class (a)	32,537	416,151

Total Equity Funds (cost $3,222,743)		3,123,082

Total Mutual Funds (cost $3,564,830)		3,472,566

Total Investments (cost $3,564,830) (b) — 100.0%		3,472,566

Liabilities in excess of other assets — 0.0%†		(876)

NET ASSETS — 100.0%		$3,471,690

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

97

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Destination 2060 Fund
Assets:
Investments in affiliates, at value (cost $3,564,830)	$3,472,566
Receivable for capital shares issued	5,969

Total Assets	3,478,535

Liabilities:
Payable for investments purchased	5,968
Accrued expenses and other payables:
Investment advisory fees	373
Distribution fees	327
Administrative servicing fees	177

Total Liabilities	6,845

Net Assets	$3,471,690

Represented by:
Capital	$3,553,956
Accumulated distributions in excess of net investment income	(4,703)
Accumulated net realized gains from affiliated investments	14,701
Net unrealized appreciation/(depreciation) from investments in affiliates	(92,264)

Net Assets	$3,471,690

Net Assets:
Class A Shares	$738,455
Class C Shares	105,141
Class R Shares	220,667
Institutional Service Class Shares	1,282,621
Institutional Class Shares	1,124,806

Total	$3,471,690

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	77,899
Class C Shares	11,104
Class R Shares	23,275
Institutional Service Class Shares	135,152
Institutional Class Shares	118,483

Total	365,913

98

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Destination 2060 Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.48
Class C Shares (b)	$9.47
Class R Shares	$9.48
Institutional Service Class Shares	$9.49
Institutional Class Shares	$9.49
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.06

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

99

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Destination 2060 Fund
INVESTMENT INCOME:
Dividend income from affiliates	$24,578

Total Income	24,578

EXPENSES:
Investment advisory fees	1,740
Distribution fees Class A	607
Distribution fees Class C	518
Distribution fees Class R	566
Administrative servicing fees Class A	413
Administrative servicing fees Class R	165
Administrative servicing fees Institutional Service Class	973
Professional fees (Note 3)	12
Trustee fees (Note 3)	34

Total Expenses	5,028

NET INVESTMENT INCOME	19,550

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	154,031
Net realized losses from investment transactions with affiliates	(97,761)

Net realized gains from affiliated investments	56,270

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(48,233)

Net realized/unrealized gains from affiliated investments	8,037

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$27,587

The accompanying notes are an integral part of these financial statements.

100

Statements of Changes in Net Assets

	Nationwide Destination 2060 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Period ended October 31, 2015 (a)
Operations:
Net investment income	$19,550	$21,812
Net realized gains/(losses) from affiliated investments	56,270	(7,721)
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(48,233)	(44,031)

Change in net assets resulting from operations	27,587	(29,940)

Distributions to Shareholders From:
Net investment income:
Class A	(3,613)	(2,660)
Class C	(611)	(1,566)
Class R	(2,271)	(2,016)
Institutional Service Class	(8,128)	(3,956)
Institutional Class	(9,630)	(14,717)
Net realized gains:
Class A	(4,912)	–
Class C	(1,264)	–
Class R	(3,786)	–
Institutional Service Class	(9,754)	–
Institutional Class	(11,472)	–

Change in net assets from shareholder distributions	(55,441)	(24,915)

Change in net assets from capital transactions	1,374,009	2,180,390

Change in net assets	1,346,155	2,125,535

Net Assets:
Beginning of period	2,125,535	–

End of period	$3,471,690	$2,125,535

Accumulated distributions in excess of net investment income at end of period	$(4,703)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$428,849	$339,257
Dividends reinvested	8,525	2,660
Cost of shares redeemed	(23,623)	(20,413)

Total Class A Shares	413,751	321,504

Class C Shares
Proceeds from shares issued	18,066	107,220
Dividends reinvested	1,875	1,566
Cost of shares redeemed	(15,690)	(3,593)

Total Class C Shares	4,251	105,193

Class R Shares
Proceeds from shares issued	226,475	153,289
Dividends reinvested	6,057	2,016
Cost of shares redeemed	(144,608)	(1,293)

Total Class R Shares	87,924	154,012

(a)	For the period from December 1, 2014 (commencement of operations) through October 31, 2015.

101

Statements of Changes in Net Assets (Continued)

	Nationwide Destination 2060 Fund
	Six Months Ended April 30, 2016 (Unaudited)	Period ended October 31, 2015 (a)
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$871,694	$1,012,744
Dividends reinvested	17,882	3,956
Cost of shares redeemed	(278,189)	(315,648)

Total Institutional Service Class Shares	611,387	701,052

Institutional Class Shares
Proceeds from shares issued	386,154	887,256
Dividends reinvested	21,102	14,717
Cost of shares redeemed	(150,560)	(3,344)

Total Institutional Class Shares	256,696	898,629

Change in net assets from capital transactions	$1,374,009	$2,180,390

SHARE TRANSACTIONS:
Class A Shares
Issued	46,928	34,499
Reinvested	923	270
Redeemed	(2,581)	(2,140)

Total Class A Shares	45,270	32,629

Class C Shares
Issued	2,011	10,750
Reinvested	203	158
Redeemed	(1,643)	(375)

Total Class C Shares	571	10,533

Class R Shares
Issued	23,591	15,408
Reinvested	656	204
Redeemed	(16,453)	(131)

Total Class R Shares	7,794	15,481

Institutional Service Class Shares
Issued	94,710	102,889
Reinvested	1,935	408
Redeemed	(30,428)	(34,362)

Total Institutional Service Class Shares	66,217	68,935

Institutional Class Shares
Issued	42,008	88,773
Reinvested	2,283	1,492
Redeemed	(15,740)	(333)

Total Institutional Class Shares	28,551	89,932

Total change in shares	148,403	217,510

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from December 1, 2014 (commencement of operations) through October 31, 2015.

The accompanying notes are an integral part of these financial statements.

102

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Destination 2060 Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Losses from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.77	0.05	(0.14)	(0.09)	(0.08)	(0.12)	(0.20)	$9.48	(0.83%	)	$738,455	0.55%	1.10%		0.55%	18.40%
Period Ended October 31, 2015 (g)	$10.00	0.14	(0.16)	(0.02)	(0.21)	–	(0.21)	$9.77	(0.26%	)	$318,677	0.45%	1.37%	(h)	0.45%	25.65%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.76	0.04	(0.15)	(0.11)	(0.06)	(0.12)	(0.18)	$9.47	(1.10%	)	$105,141	1.13%	0.77%		1.13%	18.40%
Period Ended October 31, 2015 (g)	$10.00	0.11	(0.20)	(0.09)	(0.15)	–	(0.15)	$9.76	(0.91%	)	$102,787	1.13%	1.09%	(h)	1.13%	25.65%

Class R Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.76	0.07	(0.16)	(0.09)	(0.07)	(0.12)	(0.19)	$9.48	(0.85%	)	$220,667	0.78%	1.56%		0.78%	18.40%
Period Ended October 31, 2015 (g)	$10.00	0.14	(0.19)	(0.05)	(0.19)	–	(0.19)	$9.76	(0.54%	)	$151,162	0.67%	1.38%	(h)	0.67%	25.65%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.77	0.06	(0.13)	(0.07)	(0.09)	(0.12)	(0.21)	$9.49	(0.65%	)	$1,282,621	0.35%	1.39%		0.35%	18.40%
Period Ended October 31, 2015 (g)	$10.00	0.13	(0.14)	(0.01)	(0.22)	–	(0.22)	$9.77	(0.09%	)	$673,751	0.25%	1.32%	(h)	0.25%	25.65%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.78	0.08	(0.15)	(0.07)	(0.10)	(0.12)	(0.22)	$9.49	(0.69%	)	$1,124,806	0.13%	1.75%		0.13%	18.40%
Period Ended October 31, 2015 (g)	$10.00	0.19	(0.19)	–	(0.22)	–	(0.22)	$9.78	0.03%		$879,158	0.13%	1.91%	(h)	0.13%	25.65%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year, unless otherwise noted.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from December 1, 2014 (commencement of operations) through October 31, 2015. Total return is calculated based on inception date of November 28, 2014 through October 31, 2015.
(h)	Ratio has not been annualized.

The accompanying notes are an integral part of these financial statements.

103

Fund Overview	Nationwide Retirement Income Fund

Asset Allocation†

Fixed Income Funds	47.1%
Equity Funds	24.9%
Fixed Contract	18.0%
Alternative Assets	10.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide Bond Index Fund, Institutional Class	30.1%
Nationwide Fixed Contract	18.0%
Nationwide Core Plus Bond Fund, Institutional Class	13.0%
Nationwide Portfolio Completion Fund, Institutional Class	10.0%
Nationwide S&P 500 Index Fund, Institutional Class	9.9%
Nationwide International Index Fund, Institutional Class	8.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	5.0%
Nationwide Inflation-Protected Securities Fund, Institutional Class	4.0%
Nationwide Small Cap Index Fund, Institutional Class	2.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

104

Shareholder Expense Example	Nationwide Retirement Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Retirement Income Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16(a)	Expense Ratio During Period (%) 11/01/15 - 04/30/16(a)
Class A Shares	Actual	(b)	1,000.00	1,011.50	2.25	0.45
	Hypothetical	(b)(c)	1,000.00	1,022.63	2.26	0.45
Class C Shares	Actual	(b)	1,000.00	1,008.40	5.84	1.17
	Hypothetical	(b)(c)	1,000.00	1,019.05	5.87	1.17
Class R Shares	Actual	(b)	1,000.00	1,010.10	4.40	0.88
	Hypothetical	(b)(c)	1,000.00	1,020.49	4.42	0.88
Institutional Service Class Shares	Actual	(b)	1,000.00	1,012.40	1.90	0.38
	Hypothetical	(b)(c)	1,000.00	1,022.97	1.91	0.38
Institutional Class Shares	Actual	(b)	1,000.00	1,013.80	0.65	0.13
	Hypothetical	(b)(c)	1,000.00	1,024.22	0.65	0.13

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

105

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Retirement Income Fund

Mutual Funds 82.0%

	Shares	Market Value

Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	241,520	$2,260,630

Total Alternative Assets (cost $2,287,487)		2,260,630

Equity Funds 24.9%
Nationwide International Index Fund, Institutional Class (a)	244,511	1,802,045
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	66,788	1,126,719
Nationwide S&P 500 Index Fund, Institutional Class (a)	162,676	2,254,684
Nationwide Small Cap Index Fund, Institutional Class (a)	35,151	449,577

Total Equity Funds (cost $5,846,243)		5,633,025

Fixed Income Funds 47.1%
Nationwide Bond Index Fund, Institutional Class (a)	607,880	6,814,333
Nationwide Core Plus Bond Fund, Institutional Class (a)	287,156	2,954,838
Nationwide Inflation-Protected Securities Fund, Institutional Class* (a)	93,325	908,984

Total Fixed Income Funds (cost $10,597,258)		10,678,155

Total Mutual Funds (cost $18,730,988)		18,571,810

Fixed Contract 18.0%

	Principal Amount

Nationwide Fixed Contract, 3.15% (a)(b)(c)	$4,078,521	4,078,521

Total Fixed Contract (cost $4,078,521)		4,078,521

Total Investments (cost $22,809,509) (d) — 100.0%		22,650,331

Liabilities in excess of other assets — 0.0%†		(7,865)

NET ASSETS — 100.0%		$22,642,466

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

106

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Retirement Income Fund
Assets:
Investments in affiliates, at value (cost $22,809,509)	$22,650,331
Receivable for capital shares issued	7,879

Total Assets	22,658,210

Liabilities:
Payable for investments purchased	2,496
Payable for capital shares redeemed	5,326
Accrued expenses and other payables:
Investment advisory fees	2,077
Distribution fees	3,620
Administrative servicing fees	2,160
Trustee fees (Note 3)	27
Professional fees (Note 3)	38

Total Liabilities	15,744

Net Assets	$22,642,466

Represented by:
Capital	$23,021,694
Accumulated undistributed net investment income	9,017
Accumulated net realized losses from affiliated and non-affiliated investments	(229,067)
Net unrealized appreciation/(depreciation) from investments in affiliates	(159,178)

Net Assets	$22,642,466

Net Assets:
Class A Shares	$1,800,795
Class C Shares	268,683
Class R Shares	7,359,827
Institutional Service Class Shares	3,671,171
Institutional Class Shares	9,541,990

Total	$22,642,466

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	195,880
Class C Shares	29,582
Class R Shares	806,229
Institutional Service Class Shares	399,050
Institutional Class Shares	1,037,327

Total	2,468,068

107

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Retirement Income Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.19
Class C Shares (b)	$9.08
Class R Shares	$9.13
Institutional Service Class Shares	$9.20
Institutional Class Shares	$9.20
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.75

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

108

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Retirement Income Fund
INVESTMENT INCOME:
Dividend income from affiliates	$133,202
Dividend income from non-affiliates	39,289
Interest income from affiliate	47,773

Total Income	220,264

EXPENSES:
Investment advisory fees	12,120
Distribution fees Class A	2,099
Distribution fees Class C	1,415
Distribution fees Class R	18,290
Administrative servicing fees Class A	588
Administrative servicing fees Class C	53
Administrative servicing fees Class R	9,145
Administrative servicing fees Institutional Service Class	4,643
Professional fees (Note 3)	98
Trustee fees (Note 3)	273

Total Expenses	48,724

NET INVESTMENT INCOME	171,540

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	357,048
Net realized losses from investment transactions with affiliates	(221,875)
Net realized losses from investment transactions with non-affiliates	(109,466)

Net realized gains from affiliated and non-affiliated investments	25,707

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(17,079)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	55,289

Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	38,210

Net realized/unrealized gains from affiliated and non-affiliated investments	63,917

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$235,457

The accompanying notes are an integral part of these financial statements.

109

Statements of Changes in Net Assets

	Nationwide Retirement Income Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$171,540	$376,936
Net realized gains from affiliated and non-affiliated investments	25,707	663,908
Net change in unrealized appreciation/(depreciation) from investments in affiliates and non-affiliates	38,210	(827,362)

Change in net assets resulting from operations	235,457	213,482

Distributions to Shareholders From:
Net investment income:
Class A	(18,441)	(26,627)
Class C	(1,848)	(4,050)
Class R	(60,442)	(123,727)
Institutional Service Class	(39,125)	(168,294)
Institutional Class	(64,215)	(103,055)
Net realized gains:
Class A	(58,644)	(48,949)
Class C	(9,841)	(11,603)
Class R	(249,631)	(311,773)
Institutional Service Class	(129,232)	(351,111)
Institutional Class	(172,031)	(156,180)

Change in net assets from shareholder distributions	(803,450)	(1,305,369)

Change in net assets from capital transactions	4,836,592	(7,158,385)

Change in net assets	4,268,599	(8,250,272)

Net Assets:
Beginning of period	18,373,867	26,624,139

End of period	$22,642,466	$18,373,867

Accumulated undistributed net investment income at end of period	$9,017	$21,548

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$810,015	$1,236,192
Dividends reinvested	77,085	75,576
Cost of shares redeemed	(514,740)	(1,126,731)

Total Class A Shares	372,360	185,037

Class C Shares
Proceeds from shares issued	–	29,919
Dividends reinvested	11,689	15,653
Cost of shares redeemed	(50,076)	(56,262)

Total Class C Shares	(38,387)	(10,690)

Class R Shares
Proceeds from shares issued	848,605	2,020,102
Dividends reinvested	310,073	435,500
Cost of shares redeemed	(1,062,344)	(3,955,924)

Total Class R Shares	96,334	(1,500,322)

110

Statements of Changes in Net Assets (Continued)

	Nationwide Retirement Income Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$616,767	$5,104,657
Dividends reinvested	168,357	519,405
Cost of shares redeemed	(1,177,743)	(11,727,856)

Total Institutional Service Class Shares	(392,619)	(6,103,794)

Institutional Class Shares
Proceeds from shares issued	5,954,810	1,665,864
Dividends reinvested	236,246	259,235
Cost of shares redeemed	(1,392,152)	(1,653,715)

Total Institutional Class Shares	4,798,904	271,384

Change in net assets from capital transactions	$4,836,592	$(7,158,385)

SHARE TRANSACTIONS:
Class A Shares
Issued	88,408	128,361
Reinvested	8,591	7,919
Redeemed	(57,076)	(116,381)

Total Class A Shares	39,923	19,899

Class C Shares
Issued	–	3,152
Reinvested	1,318	1,658
Redeemed	(5,511)	(5,966)

Total Class C Shares	(4,193)	(1,156)

Class R Shares
Issued	95,231	210,747
Reinvested	34,791	45,928
Redeemed	(117,533)	(413,745)

Total Class R Shares	12,489	(157,070)

Institutional Service Class Shares
Issued	67,844	530,489
Reinvested	18,743	54,374
Redeemed	(128,829)	(1,216,173)

Total Institutional Service Class Shares	(42,242)	(631,310)

Institutional Class Shares
Issued	652,688	172,727
Reinvested	26,325	27,170
Redeemed	(154,943)	(170,069)

Total Institutional Class Shares	524,070	29,828

Total change in shares	530,047	(739,809)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

111

Statement of Cash Flows

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Retirement Income Fund
DECREASE IN CASH
Cash flows used in operating activities:
Net increase in net assets from operations	$235,457
Adjustments to reconcile net increase/decrease in net assets from operations to net cash used in operating activities:
Purchase of affiliated investments	(10,821,305)
Proceeds from disposition of affiliated investments	3,425,908
Purchase of non-affiliated investments	(469,702)
Proceeds from disposition of non-affiliated investments	3,344,949
Reinvestment of interest income from affiliates	(47,773)
Change in unrealized (appreciation)/depreciation from investments in affiliates	17,079
Change in unrealized (appreciation)/depreciation from investments in non-affiliates	(55,289)
Net realized loss from investment transactions with affiliates	221,875
Net realized loss from investment transactions with non-affiliates	109,466
Decrease in payable for investments purchased	(27,196)
Increase in investment advisory fees	81
Decrease in distribution fees	(72)
Decrease in administrative servicing fees	(1,314)
Decrease in trustee fees	(18)
Decrease in professional fees	(3)

Net cash used in operating activities	(4,067,857)

Cash flows provided by financing activities:
Proceeds from shares issued	8,228,455
Cost of shares redeemed	(4,195,824)

Net cash provided by financing activities	4,032,631

Net decrease in cash	(35,226)

Cash:
Beginning of period	35,226

End of period	$–

Amount designated as “–” is zero or has been rounded to zero.

Supplemental disclosure of cash flow information:

Non cash operating and financing activities not included herein consist of reinvestment of dividends and distributions of $803,450.

The accompanying notes are an integral part of these financial statements.

112

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Retirement Income Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.51	0.09	0.01	0.10	(0.10)	(0.32)	(0.42)	$9.19	1.15%		$1,800,795	0.45%	1.93%		0.45%	35.28%
Year Ended October 31, 2015	$9.97	0.16	(0.09)	0.07	(0.19)	(0.34)	(0.53)	$9.51	0.70%		$1,483,102	0.38%	1.66%		0.38%	59.33%
Year Ended October 31, 2014	$9.78	0.13	0.24	0.37	(0.12)	(0.06)	(0.18)	$9.97	3.89%		$1,356,251	0.62%	1.29%		0.62%	46.16%
Year Ended October 31, 2013	$9.63	0.06	0.21	0.27	(0.05)	(0.07)	(0.12)	$9.78	2.86%		$3,805,115	0.63%	0.60%		0.63%	73.70%
Year Ended October 31, 2012	$9.74	0.04	0.30	0.34	(0.04)	(0.41)	(0.45)	$9.63	3.77%		$4,480,984	0.67%	0.45%		0.67%	93.99%
Year Ended October 31, 2011	$10.14	0.20	(0.11)	0.09	(0.19)	(0.30)	(0.49)	$9.74	0.94%		$4,176,502	0.83%	1.96%		0.83%	107.29%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.39	0.05	0.02	0.07	(0.06)	(0.32)	(0.38)	$9.08	0.84%		$268,683	1.17%	1.20%		1.17%	35.28%
Year Ended October 31, 2015	$9.86	0.08	(0.09)	(0.01)	(0.12)	(0.34)	(0.46)	$9.39	(0.18%	)	$317,259	1.19%	0.89%		1.19%	59.33%
Year Ended October 31, 2014	$9.68	0.06	0.26	0.32	(0.08)	(0.06)	(0.14)	$9.86	3.44%		$344,285	1.16%	0.61%		1.16%	46.16%
Year Ended October 31, 2013	$9.57	0.01	0.21	0.22	(0.04)	(0.07)	(0.11)	$9.68	2.33%		$227,583	1.13%	0.07%		1.13%	73.70%
Year Ended October 31, 2012	$9.70	–	0.30	0.30	(0.02)	(0.41)	(0.43)	$9.57	3.30%		$212,629	1.16%	(0.03%	)	1.16%	93.99%
Year Ended October 31, 2011	$10.12	0.08	(0.04)	0.04	(0.16)	(0.30)	(0.46)	$9.70	0.40%		$163,559	1.33%	0.83%		1.33%	107.29%

Class R Shares (g)
Six Months Ended April 30, 2016 (Unaudited)	$9.44	0.07	0.02	0.09	(0.08)	(0.32)	(0.40)	$9.13	1.01%		$7,359,827	0.88%	1.49%		0.88%	35.28%
Year Ended October 31, 2015	$9.90	0.12	(0.10)	0.02	(0.14)	(0.34)	(0.48)	$9.44	0.19%		$7,494,565	0.88%	1.22%		0.88%	59.33%
Year Ended October 31, 2014	$9.71	0.09	0.26	0.35	(0.10)	(0.06)	(0.16)	$9.90	3.68%		$9,413,390	0.88%	0.89%		0.88%	46.16%
Year Ended October 31, 2013	$9.58	0.03	0.21	0.24	(0.04)	(0.07)	(0.11)	$9.71	2.60%		$8,600,119	0.88%	0.29%		0.88%	73.70%
Year Ended October 31, 2012	$9.69	0.02	0.31	0.33	(0.03)	(0.41)	(0.44)	$9.58	3.58%		$7,829,989	0.92%	0.19%		0.92%	93.99%
Year Ended October 31, 2011	$10.10	0.16	(0.10)	0.06	(0.17)	(0.30)	(0.47)	$9.69	0.61%		$6,810,440	1.08%	1.59%		1.08%	107.29%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.51	0.09	0.02	0.11	(0.10)	(0.32)	(0.42)	$9.20	1.24%		$3,671,171	0.38%	2.00%		0.38%	35.28%
Year Ended October 31, 2015	$9.97	0.17	(0.11)	0.06	(0.18)	(0.34)	(0.52)	$9.51	0.64%		$4,197,355	0.38%	1.72%		0.38%	59.33%
Year Ended October 31, 2014	$9.78	0.14	0.26	0.40	(0.15)	(0.06)	(0.21)	$9.97	4.18%		$10,689,944	0.38%	1.42%		0.38%	46.16%
Year Ended October 31, 2013	$9.62	0.08	0.22	0.30	(0.07)	(0.07)	(0.14)	$9.78	3.16%		$11,049,134	0.38%	0.81%		0.38%	73.70%
Year Ended October 31, 2012	$9.73	0.07	0.30	0.37	(0.07)	(0.41)	(0.48)	$9.62	4.02%		$11,735,739	0.42%	0.70%		0.42%	93.99%
Year Ended October 31, 2011	$10.13	0.20	(0.08)	0.12	(0.22)	(0.30)	(0.52)	$9.73	1.22%		$12,758,665	0.58%	2.01%		0.58%	107.29%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.51	0.10	0.02	0.12	(0.11)	(0.32)	(0.43)	$9.20	1.38%		$9,541,990	0.13%	2.18%		0.13%	35.28%
Year Ended October 31, 2015	$9.97	0.19	(0.10)	0.09	(0.21)	(0.34)	(0.55)	$9.51	0.96%		$4,881,586	0.13%	1.95%		0.13%	59.33%
Year Ended October 31, 2014	$9.78	0.16	0.26	0.42	(0.17)	(0.06)	(0.23)	$9.97	4.44%		$4,820,269	0.13%	1.60%		0.13%	46.16%
Year Ended October 31, 2013	$9.63	0.10	0.21	0.31	(0.09)	(0.07)	(0.16)	$9.78	3.33%		$3,191,610	0.13%	1.08%		0.13%	73.70%
Year Ended October 31, 2012	$9.73	0.09	0.31	0.40	(0.09)	(0.41)	(0.50)	$9.63	4.39%		$2,259,648	0.16%	0.95%		0.16%	93.99%
Year Ended October 31, 2011	$10.14	0.24	(0.11)	0.13	(0.24)	(0.30)	(0.54)	$9.73	1.35%		$1,456,143	0.33%	2.39%		0.33%	107.29%

Amount designated as “–” is zero or has been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

113

Notes to Financial Statements

April 30, 2016 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2016, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the twelve (12) series listed below (each, a “Fund”; collectively, the “Funds”). Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

- Nationwide Destination 2010 Fund (“Destination 2010”)

- Nationwide Destination 2015 Fund (“Destination 2015”)

- Nationwide Destination 2020 Fund (“Destination 2020”)

- Nationwide Destination 2025 Fund (“Destination 2025”)

- Nationwide Destination 2030 Fund (“Destination 2030”)

- Nationwide Destination 2035 Fund (“Destination 2035”)

- Nationwide Destination 2040 Fund (“Destination 2040”)

- Nationwide Destination 2045 Fund (“Destination 2045”)

- Nationwide Destination 2050 Fund (“Destination 2050”)

- Nationwide Destination 2055 Fund (“Destination 2055”)

- Nationwide Destination 2060 Fund (“Destination 2060”)

- Nationwide Retirement Income Fund (“Retirement Income”)

Each of the Funds operates as a “fund of funds,” which means that each of the Funds pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust, and in unaffiliated mutual funds (including exchange-traded funds) (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities. The funds may also invest in an unregistered fixed interest contract (the “Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“NLIC”).

The Funds currently offer Class A, Class C, Class R, Institutional Service Class and Institutional Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative service fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Each of the Funds is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

114

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

(a)	Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA, assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Destination 2010, Destination 2015, Destination 2020, Destination 2025, Destination 2030 and Retirement Income currently invest in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by NLIC. This contract has a stable principal value and pays a Fund a rate of interest, which is currently adjusted on a quarterly basis. For the period from November 1, 2015 through December 31, 2015, the rate was 3.30%. For the period from January 1, 2016 through March 31, 2016, the rate was 3.25%. For the period from April 1, 2016 through April 30, 2016, the rate was 3.15%. From May 1, 2016 through March 31, 2017, the rate will be no less than 1.50% per annum. Effective April 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Fixed Contract at its discretion. Because the contract is guaranteed by NLIC, assuming no default, a Fund receives no more or less than the guaranteed principal amount. NFA can redeem on a daily basis at par all or a portion of each Fund’s investment in the Nationwide Fixed Contract. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

At April 30, 2016, 100% of the market value of Destination 2035, Destination 2040, Destination 2045, Destination 2050, Destination 2055, and Destination 2060 was determined based on Level 1 inputs.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2016. Please refer to the Statements of Investments for additional information on portfolio holdings.

Destination 2010

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$3,272,472	$3,272,472
Mutual Funds	24,021,572	—	—	24,021,572
Total	$24,021,572	$—	$3,272,472	$27,294,044

115

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Destination 2015
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$9,408,362	$9,408,362
Mutual Funds	108,263,675	—	—	108,263,675
Total	$108,263,675	$—	$9,408,362	$117,672,037

Destination 2020

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$15,927,200	$15,927,200
Mutual Funds	249,617,244	—	—	249,617,244
Total	$249,617,244	$—	$15,927,200	$265,544,444

Destination 2025

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$8,828,633	$8,828,633
Mutual Funds	285,574,675	—	—	285,574,675
Total	$285,574,675	$—	$8,828,633	$294,403,308

Destination 2030

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$5,727,690	$5,727,690
Mutual Funds	280,732,634	—	—	280,732,634
Total	$280,732,634	$—	$5,727,690	$286,460,324

Retirement Income

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$4,078,521	$4,078,521
Mutual Funds	18,571,810	—	—	18,571,810
Total	$18,571,810	$—	$4,078,521	$22,650,331

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended April 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

116

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Destination 2010

	Fixed Contract	Total
Balance as of 10/31/15	$2,585,994	$2,585,994
Interest Income from Affiliate	44,684	44,684
Purchases	960,133	960,133
Sales	(318,339)	(318,339)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/16	$3,272,472	$3,272,472

Destination 2015

	Fixed Contract	Total
Balance as of 10/31/15	$8,778,286	$8,778,286
Interest Income from Affiliate	137,914	137,914
Purchases	1,568,312	1,568,312
Sales	(1,076,150)	(1,076,150)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/16	$9,408,362	$9,408,362

Destination 2020

	Fixed Contract	Total
Balance as of 10/31/15	$10,573,118	$10,573,118
Interest Income from Affiliate	193,448	193,448
Purchases	5,772,722	5,772,722
Sales	(612,088)	(612,088)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/16	$15,927,200	$15,927,200

Destination 2025

	Fixed Contract	Total
Balance as of 10/31/15	$—	$—
Interest Income from Affiliate	44,589	44,589
Purchases	8,851,071	8,851,071
Sales	(67,027)	(67,027)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/16	$8,828,633	$8,828,633

117

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Destination 2030

	Fixed Contract	Total
Balance as of 10/31/15	$—	$—
Interest Income from Affiliate	28,783	28,783
Purchases	5,760,448	5,760,448
Sales	(61,541)	(61,541)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/16	$5,727,690	$5,727,690

Retirement Income

	Fixed Contract	Total
Balance as of 10/31/15	$2,754,852	$2,754,852
Interest Income from Affiliate	47,773	47,773
Purchases	1,721,302	1,721,302
Sales	(445,406)	(445,406)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/16	$4,078,521	$4,078,521

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Funds’ Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.15% – 3.30%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily
*	NFA can increase or redeem all or a portion of Destination 2010, Destination 2015, Destination 2020, Destination 2025, Destination 2030, and Retirement Income investment in the Nationwide Fixed Contract on a daily basis at par. The Funds cannot assign or transfer their interest in the Nationwide Fixed Contract to any party. If a Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Funds or NLIC have the ability to terminate their investments in the Nationwide Fixed Contract at their discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

For additional information about the unaffiliated Underlying Funds valuation policies, please refer to the unaffiliated funds’ most recent semiannual report.

The following are the valuation policies of the affiliated Underlying Funds:

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or,

118

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Equity securities and shares of registered open-end management investment companies valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

119

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. A Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, that Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Each Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

Each Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to a Fund’s NAV and financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Funds defines Cash and Cash Equivalents as cash, money market funds and other investments held in lieu of cash.

120

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA a unified management fee of 0.13% per annum of the Fund’s average daily net assets. Out of the unified management fee, NFA pays substantially all of the expenses of managing and operating each Fund except for Rule 12b-1 fees, administrative services fees, the cost of investment securities or other investment assets, taxes, interest charges, brokerage commissions, short-sale dividend expenses, the cost of share certificates representing shares of the Trust, compensation and expenses of the non-interested Trustees and counsel to the non-interested Trustees, and expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of a Fund’s business. For the six months ended April 30, 2016, the Funds effective unified management fee rate was 0.13%

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds, and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into agreements with third-party service providers certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Pursuant to the unified advisory fee terms of the Investment Advisory Agreement, NFA pays fund administration and transfer agency fees. Therefore, during the six months ended April 30, 2016, the Funds did not pay any fund administration and transfer agency fees.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% of Class A shares, 1.00% of Class C shares, and 0.50% of Class R shares of each Fund. Institutional Class and Institutional Service Class shares do not pay a distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds’ Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2016, the Funds imposed front-end sales charges of $40,529. From these fees, NFD retained a portion amounting to $5,713.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A CDSCs were 1.00% for all Funds. During the six months ended April 30, 2016, the Funds imposed CDSCs of $223. NFD retained all of the CDSCs imposed by the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and

121

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, Class R, and Institutional Service Class shares of each Fund.

For the six months ended April 30, 2016, the effective rates for administrative services fees were as follows:

Fund	Class A	Class C	Class R	Institutional Service Class
Destination 2010	0.24%	0.13%	0.25%	0.13%
Destination 2015	0.23	0.04	0.25	0.25
Destination 2020	0.22	0.10	0.25	0.25
Destination 2025	0.22	0.07	0.25	0.25
Destination 2030	0.24	0.04	0.25	0.25
Destination 2035	0.23	0.09	0.25	0.25
Destination 2040	0.23	0.03	0.25	0.25
Destination 2045	0.22	0.10	0.25	0.25
Destination 2050	0.23	0.05	0.25	0.25
Destination 2055	0.23	0.05	0.25	0.25
Destination 2060	0.17	—	0.15	0.22
Retirement Income	0.07	0.04	0.25	0.25

Amount designated as “—” is zero or has been rounded to zero.

For the six months ended April 30, 2016, each Fund’s total administrative services fees were as follows:

Fund	Amount
Destination 2010	$21,972
Destination 2015	107,122
Destination 2020	235,387
Destination 2025	257,607
Destination 2030	254,837
Destination 2035	196,731
Destination 2040	159,017
Destination 2045	103,160
Destination 2050	84,583
Destination 2055	30,903
Destination 2060	1,551
Retirement Income	14,429

122

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

As of April 30, 2016, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Destination 2010	0.94%
Destination 2015	28.89
Destination 2020	32.49
Destination 2025	28.31
Destination 2030	26.84
Destination 2035	26.99
Destination 2040	24.51
Destination 2045	20.53
Destination 2050	18.10
Destination 2055	27.74
Destination 2060	62.77
Retirement Income	9.72

Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.

Cross trades for the six months ended April 30, 2016 were executed by the Funds pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.

For the six months ended April 30, 2016, pursuant to these Procedures, each Fund’s total cross trades transactions were as follows:

Fund	Purchases at Cost	Sales Proceeds	Net Realized Gain/(Loss)
Destination 2010	$1,294	$62,076	$(1,871)
Destination 2015	12,627	65,572	(296)
Destination 2020	16,117	1,294	(2)
Destination 2025	41,799	4,868	8
Destination 2030	21,802	—	—
Retirement Income	78,028	37,857	(940)

Amounts designated as “—” are zero or have been rounded to zero.

123

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

4.  Investments in Affiliated Issuers

Each of the Funds invests in Institutional Class shares of affiliated Underlying Funds, and each of the Funds can invest in the Nationwide Fixed Contract. The Funds’ transactions in the shares of affiliated Underlying Funds and in the Nationwide Fixed Contract for the six months ended April 30, 2016 were as follows:

Destination 2010

Affiliated Issuer	Market Value at October 31, 2015	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions	Market Value at April 30, 2016
Nationwide Portfolio Completion Fund	$2,584,825	$312,228	$218,531	$—	$(19,953)	$—	$2,727,293
Nationwide International Index Fund	3,375,712	859,284	542,393	36,505	(42,499)	30,267	3,545,481
Nationwide Mid Cap Market Index Fund	2,095,805	608,950	343,586	16,074	25,810	228,665	2,181,835
Nationwide S&P 500 Index Fund	3,982,192	1,093,104	642,817	52,532	85,853	339,283	4,090,940
Nationwide Small Cap Index Fund	1,043,501	310,961	402,051	7,812	(81,124)	102,157	818,188
Nationwide Bond Index Fund	6,753,523	2,029,954	1,201,062	88,106	(2,283)	37,946	7,651,880
Nationwide Core Plus Bond Fund	—	2,182,098	28,621	11,962	391	—	2,187,767
Nationwide Inflation-Protected Securities Fund	768,116	103,400	83,266	—	972	—	818,188
Nationwide Fixed Contract	2,585,994	960,133	318,339	44,684	—	—	3,272,472

Destination 2015

Affiliated Issuer	Market Value at October 31, 2015	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions	Market Value at April 30, 2016
Nationwide Portfolio Completion Fund	$15,103,666	$425,314	$1,614,813	$—	$(115,160)	$—	$14,112,953
Nationwide International Index Fund	20,127,666	2,055,324	2,361,868	207,854	304,527	174,524	18,810,132
Nationwide Mid Cap Market Index Fund	11,335,667	1,952,045	1,617,744	83,158	324,527	1,213,418	10,585,111
Nationwide S&P 500 Index Fund	22,639,666	3,001,482	2,368,615	287,851	689,425	1,906,576	21,168,637
Nationwide Small Cap Index Fund	6,285,848	1,265,622	2,025,785	45,861	(66,395)	603,396	4,697,707
Nationwide Bond Index Fund	28,850,996	6,156,864	5,798,228	350,188	(14,843)	159,054	29,459,376
Nationwide Core Plus Bond Fund	—	7,102,867	137,044	38,428	1,651	—	7,076,278
Nationwide Inflation-Protected Securities Fund	2,499,899	36,441	267,751	—	(14,580)	—	2,353,481
Nationwide Fixed Contract	8,778,286	1,568,312	1,076,150	137,914	—	—	9,408,362

124

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Destination 2020

Affiliated Issuer	Market Value at October 31, 2015	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions	Market Value at April 30, 2016
Nationwide Portfolio Completion Fund	$42,426,721	$1,492,000	$2,077,141	$—	$(246,256)	$—	$42,470,124
Nationwide International Index Fund	50,582,823	4,717,882	2,361,572	532,989	350,724	445,494	50,400,033
Nationwide Mid Cap Market Index Fund	26,753,635	4,160,680	1,842,838	198,508	365,434	2,866,079	26,545,184
Nationwide S&P 500 Index Fund	56,397,655	7,835,828	3,230,486	729,737	872,360	4,799,943	55,740,907
Nationwide Small Cap Index Fund	13,331,829	2,331,991	3,288,582	97,635	247,943	1,274,026	10,620,244
Nationwide Bond Index Fund	42,334,880	10,237,579	5,112,844	541,983	(268,009)	240,029	47,873,284
Nationwide Core Plus Bond Fund	—	13,233,780	128,046	70,964	1,857	—	13,309,693
Nationwide Inflation-Protected Securities Fund.	5,313,431	158,254	2,950,775	—	(107,397)	—	2,657,775
Nationwide Fixed Contract	10,573,118	5,772,722	612,088	193,448	—	—	15,927,200

Destination 2025

Affiliated Issuer	Market Value at October 31, 2015	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions	Market Value at April 30, 2016
Nationwide Portfolio Completion Fund	$57,329,450	$3,654,152	$3,036,443	$—	$(370,906)	$—	$58,862,576
Nationwide International Index Fund	60,209,380	7,539,009	2,954,663	641,783	388,910	535,157	61,805,705
Nationwide Mid Cap Market Index Fund	34,858,115	5,996,045	2,267,096	262,309	531,514	3,777,654	35,317,546
Nationwide S&P 500 Index Fund	70,082,149	10,566,568	3,544,570	912,018	1,324,142	5,961,681	70,635,092
Nationwide Small Cap Index Fund	20,273,051	4,125,176	4,157,688	152,929	321,471	1,970,619	17,658,773
Nationwide Bond Index Fund	25,620,696	5,928,617	2,331,236	335,071	(118,557)	145,155	29,490,806
Nationwide Core Plus Bond Fund	—	11,816,951	195,866	63,411	1,593	—	11,804,177
Nationwide Inflation-Protected Securities Fund	2,909,108	6,667	2,962,182	—	(7,026)	—	—
Nationwide Fixed Contract	—	8,851,071	67,027	44,589	—	—	8,828,633

125

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Destination 2030

Affiliated Issuer	Market Value at October 31, 2015	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions	Market Value at April 30, 2016
Nationwide Portfolio Completion Fund	$56,111,707	$4,743,512	$4,418,584	$—	$(288,440)	$—	$57,281,786
Nationwide International Index Fund	61,872,959	6,891,397	2,663,058	657,809	(114,226)	549,421	63,009,965
Nationwide Mid Cap Market Index Fund	39,461,417	6,119,698	1,717,375	298,156	185,297	4,303,899	40,097,250
Nationwide S&P 500 Index Fund	74,247,687	11,295,977	4,151,993	965,518	1,523,573	6,337,101	74,466,322
Nationwide Small Cap Index Fund	25,240,688	4,967,050	4,110,164	193,292	277,174	2,478,811	22,912,715
Nationwide Bond Index Fund	13,787,216	1,801,545	1,373,875	174,691	(70,202)	78,833	14,349,309
Nationwide Core Plus Bond Fund	—	8,556,758	74,611	46,134	1,160	—	8,615,287
Nationwide Fixed Contract	—	5,760,448	61,541	28,783	—	—	5,727,690

Destination 2035

Affiliated Issuer	Market Value at October 31, 2015	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/ (Loss)	Capital Gain Distributions	Market Value at April 30, 2016
Nationwide Portfolio Completion Fund	$42,679,846	$5,015,873	$3,505,823	$—	$(233,763)	$—	$44,840,279
Nationwide International Index Fund	51,248,081	6,157,358	1,139,664	546,013	(68,927)	455,621	53,669,814
Nationwide Mid Cap Market Index Fund	32,435,280	5,052,821	831,569	243,261	236,399	3,508,284	33,580,458
Nationwide S&P 500 Index Fund	60,677,536	9,954,268	2,195,318	793,896	625,427	5,202,108	62,727,924
Nationwide Small Cap Index Fund	21,583,993	4,431,621	3,129,682	163,268	247,693	2,088,414	20,199,619
Nationwide Bond Index Fund	6,349,244	3,016,135	441,213	89,241	(22,914)	36,321	9,005,597

Destination 2040

Affiliated Issuer	Market Value at October 31, 2015	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/ (Loss)	Capital Gain Distributions	Market Value at April 30, 2016
Nationwide Portfolio Completion Fund	$28,247,619	$3,079,450	$2,222,532	$—	$(150,543)	$—	$29,552,550
Nationwide International Index Fund	44,214,038	5,802,556	1,615,612	472,666	128,834	394,539	46,175,860
Nationwide Mid Cap Market Index Fund	30,298,374	5,133,809	1,141,639	229,614	267,762	3,313,249	31,399,585
Nationwide S&P 500 Index Fund	50,261,351	8,087,989	1,909,177	659,338	687,914	4,323,566	51,716,963
Nationwide Small Cap Index Fund	19,521,665	4,368,258	2,985,762	150,339	228,244	1,919,705	18,470,344
Nationwide Bond Index Fund	5,253,700	2,545,893	463,712	74,146	(27,190)	30,014	7,402,914

126

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Destination 2045

Affiliated Issuer	Market Value at October 31, 2015	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/ (Loss)	Capital Gain Distributions	Market Value at April 30, 2016
Nationwide Portfolio Completion Fund	$14,232,362	$2,009,749	$1,084,922	$—	$(71,906)	$—	$15,407,059
Nationwide International Index Fund	32,157,291	5,245,428	1,206,931	348,465	101,790	290,152	34,659,448
Nationwide Mid Cap Market Index Fund	21,484,013	4,323,033	651,673	166,196	36,740	2,389,618	23,108,015
Nationwide S&P 500 Index Fund	36,196,733	6,641,327	924,397	482,150	314,463	3,144,713	38,509,926
Nationwide Small Cap Index Fund	15,429,131	3,857,178	1,965,681	121,516	156,660	1,544,129	15,407,059
Nationwide Bond Index Fund	—	1,248,919	—	5,111	—	—	1,260,294

Destination 2050

Affiliated Issuer	Market Value at October 31, 2015	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/ (Loss)	Capital Gain Distributions	Market Value at April 30, 2016
Nationwide Portfolio Completion Fund	$10,816,437	$1,567,943	$1,050,673	$—	$(122,844)	$—	$11,505,363
Nationwide International Index Fund	24,446,160	4,104,020	1,466,238	262,584	217,031	219,053	25,876,340
Nationwide Mid Cap Market Index Fund	16,406,050	3,303,865	880,087	125,021	96,871	1,801,182	17,253,150
Nationwide S&P 500 Index Fund	27,366,847	6,637,090	1,821,133	366,326	378,540	2,374,865	29,633,696
Nationwide Small Cap Index Fund	11,829,327	3,069,448	1,912,862	92,108	(23,445)	1,172,515	11,509,615

Destination 2055

Affiliated Issuer	Market Value at October 31, 2015	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/ (Loss)	Capital Gain Distributions	Market Value at April 30, 2016
Nationwide Portfolio Completion Fund	$3,432,042	$818,213	$204,824	$—	$(13,947)	$—	$4,114,476
Nationwide International Index Fund	9,667,683	2,668,936	428,266	105,936	8,605	87,754	11,477,981
Nationwide Mid Cap Market Index Fund	6,249,012	1,930,711	236,327	48,968	35,198	696,908	7,377,457
Nationwide S&P 500 Index Fund	10,787,862	3,677,247	378,964	148,132	58,413	946,614	13,118,191
Nationwide Small Cap Index Fund	4,496,888	1,583,969	626,616	35,784	(31,788)	450,810	4,917,142

Destination 2060

Affiliated Issuer	Market Value at October 31, 2015	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/ (Loss)	Capital Gain Distributions	Market Value at April 30, 2016
Nationwide Portfolio Completion Fund	$212,600	$187,107	$57,177	$—	$(5,395)	$—	$349,484
Nationwide International Index Fund	595,279	525,505	125,978	7,594	(18,061)	6,182	971,762
Nationwide Mid Cap Market Index Fund	382,679	361,308	85,834	3,556	(22,017)	49,061	624,505
Nationwide S&P 500 Index Fund	659,059	659,265	145,638	10,851	(27,380)	67,083	1,110,664
Nationwide Small Cap Index Fund	276,380	256,294	82,289	2,577	(24,908)	31,705	416,151

127

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Retirement Income

Affiliated Issuer	Market Value at October 31, 2015	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/ (Loss)	Capital Gain Distributions	Market Value at April 30, 2016
Nationwide Portfolio Completion Fund	$1,831,657	$619,669	$224,784	$—	$(14,546)	$—	$2,260,630
Nationwide International Index Fund	1,466,457	737,062	329,650	15,849	(67,295)	13,129	1,802,045
Nationwide Mid Cap Market Index Fund	930,750	536,814	258,435	7,129	(40,245)	101,459	1,126,719
Nationwide S&P 500 Index Fund	1,856,122	1,049,618	485,210	24,661	(9,997)	158,809	2,254,684
Nationwide Small Cap Index Fund	558,118	311,863	340,700	4,093	(87,011)	54,524	449,577
Nationwide Bond Index Fund	5,135,623	2,608,031	984,537	67,657	2,373	29,127	6,814,333
Nationwide Core Plus Bond Fund	—	2,973,601	58,644	13,813	348	—	2,954,838
Nationwide Inflation-Protected Securities Fund	912,537	263,345	298,542	—	(5,502)	—	908,984
Nationwide Fixed Contract	2,754,852	1,721,302	445,406	47,773	—	—	4,078,521

Amounts designated as “—” are zero or have been rounded to zero.

Further information about each affiliated Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Line of Credit

The Trust and Nationwide Variable Insurance Trust (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the six months ended April 30, 2016, the Funds had no borrowings under the line of credit.

6.  Investment Transactions

For the six months ended April 30, 2016, purchases and sales of investments (excluding short-term securities) were as follows:

Fund	Purchases	Sales
Destination 2010	$8,852,378	$6,937,499
Destination 2015	23,810,620	27,291,576
Destination 2020	50,249,076	39,882,306
Destination 2025	59,147,795	38,979,180
Destination 2030	50,552,779	29,881,776
Destination 2035	33,628,076	11,243,269
Destination 2040	29,017,955	10,338,434
Destination 2045	23,325,634	5,833,604

128

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Fund	Purchases	Sales
Destination 2050	18,682,366	7,130,993
Destination 2055	10,679,076	1,874,997
Destination 2060	1,989,479	496,916
Retirement Income	11,291,007	6,770,857

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds. Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders. Additional information about derivatives-related risks, if applicable to the Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Other

As of April 30, 2016, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Destination 2010	88.63%	1
Destination 2015	73.85	2
Destination 2020	82.46	3
Destination 2025	75.12	2
Destination 2030	76.90	2
Destination 2035	78.39	2
Destination 2040	81.27	2
Destination 2045	83.24	2
Destination 2050	83.69	2
Destination 2055	84.39	2
Destination 2060	79.13	4
Retirement Income	79.36	2

129

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

10.  Federal Tax Information

As of April 30, 2016, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Destination 2010	$28,156,245	$28,819	$(891,020)	$(862,201)
Destination 2015	119,683,779	995,577	(3,007,319)	(2,011,742)
Destination 2020	263,287,225	5,030,704	(2,773,485)	2,257,219
Destination 2025	290,313,376	7,194,416	(3,104,484)	4,089,932
Destination 2030	281,090,968	8,125,977	(2,756,621)	5,369,356
Destination 2035	222,239,751	4,618,439	(2,834,499)	1,783,940
Destination 2040	183,859,824	3,809,622	(2,951,230)	858,392
Destination 2045	129,356,233	1,913,449	(2,917,881)	(1,004,432)
Destination 2050	99,430,167	519,136	(4,171,139)	(3,652,003)
Destination 2055	43,541,312	—	(2,536,065)	(2,536,065)
Destination 2060	3,702,808	—	(230,242)	(230,242)
Retirement Income	23,231,254	—	(580,923)	(580,923)

Amount designated as “—” is zero or has been rounded to zero.

11.  Subsequent Events

On June 15, 2016, the Board of Trustees including a majority of the trustees who are not “interested persons” of the Trust, considered and approved a proposal to liquidate Retirement Income, a series of the Trust. Retirement Income will be liquidated on or about October 21, 2016 (the “Liquidation Date”) pursuant to a Board of Trustees approved Plan of Liquidation (the “Plan”). Until the Liquidation Date, Retirement Income is permitted to depart from its stated investment objective and strategies and hold cash and cash equivalent positions as a temporary defensive measure to preserve value. Effective June 16, 2016 (“Effective Date”), new account requests, exchanges into Retirement Income and purchase orders for Retirement Income shares will no longer be permitted (other than those purchase orders received through dividend reinvestment or purchase orders from qualified retirements plans or their participants who are existing shareholders as of the Effective Date).

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

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Supplemental Information (Continued)

April 30, 2016

Nationwide Destination 2010 Fund

Nationwide Destination 2015 Fund

Nationwide Destination 2020 Fund

Nationwide Destination 2025 Fund

Nationwide Destination 2030 Fund

Nationwide Destination 2035 Fund

Nationwide Destination 2040 Fund

Nationwide Destination 2045 Fund

Nationwide Destination 2050 Fund

Nationwide Destination 2055 Fund

Nationwide Destination 2060 Fund

Nationwide Retirement Income Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) (the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, compliance monitoring; and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2016 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2015) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●

Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation and information regarding payments to financial intermediaries;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

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Supplemental Information (Continued)

April 30, 2016

In January 2016, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2016 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendation with respect to the renewal of the Advisory Agreements and the bases for that recommendation. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2016 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2016 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2016 Board meeting, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to the requests made by the Trustees in connection with the January 2016 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser, and the Adviser’s style and investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of Nationwide Destination 2020 Fund, Nationwide Destination 2025 Fund, Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2040 Fund, Nationwide Destination 2045 Fund, Nationwide Destination 2050 Fund, and Nationwide Destination 2055 Fund ranked in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2015. As to Nationwide Destination 2060 Fund, they considered that the Fund had only been in operation for a relatively short period of time. The Trustees considered that each of Nationwide Destination 2010 Fund, Nationwide Destination 2015 Fund, and Nationwide Retirement Income Fund ranked in the fourth quintile of the funds in its performance universe for the three-year period ended August 31, 2015 and the third quintile of the funds in its performance universe for the one-year period ended August 31, 2015. The Trustees considered the Adviser’s statements that the Funds’ assets are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure and

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Supplemental Information (Continued)

April 30, 2016

that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds. The Trustees noted the Adviser’s view that the relative underperformance of these Funds was the result, in part, of unfavorable overweights or underweights to out-of-favor or underperforming sectors within the underlying funds in which the Funds invest. The Trustees considered the Adviser’s statement that it was confident in the Funds’ asset allocations and their ability to provide investment exposures and long-term risk adjusted returns consistent with the Funds’ investment theses. The Trustees expressed concern to the Adviser in the course of their deliberations about the investment performance of the Funds and requested that the Adviser provide additional information regarding each Fund’s performance at upcoming meetings to facilitate heightened monitoring. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted the Adviser’s view that the Destination Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) provide a more meaningful comparison of the Funds’ fees relative to their peers than a comparison of advisory fees due principally to the fact that many of the Funds’ peers, which are also funds of funds, do not charge an advisory fee at all. The Trustees considered that each Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) ranked in the first quintile of the Fund’s Broadridge expense group. The Trustees noted that there were no quintile rankings with respect to actual advisory fees for the Funds because of the small size of those peer groups for each of the Funds. The Trustees also considered the actual advisory fee rates and total expense ratios (excluding 12b-1/non-12b-1 fees) of the underlying funds in which the Funds invest.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that the advisory fee rate schedules for the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might be appropriate there, as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

133

Management Information

April 30, 2016

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 55 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	118	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.

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Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	118	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	118	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

135

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	118	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	118	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	118	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

136

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	118	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	118	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

137

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	118

Director of Nationwide Mutual Insurance Company 2001-present

Director of Nationwide Mutual Fire Insurance Company 2001-present

Director of Nationwide Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

138

Management Information (Continued)

April 30, 2016

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Thomas R. Hickey 1952	Senior Vice President, Head of Asset Strategies and Portfolio Manager since December 2015	Mr. Hickey is Head of Asset Strategies and Portfolio Manager for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].

139

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael M. Russo 1968	Senior Vice President, Head of Manager Strategies since December 2015	Mr. Russo is Associate Vice President and Head of Manager Strategies for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

140

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays US 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays 7-Year Municipal Bond Index: An unmanaged index that consists of a broad selection of investment-grade general obligation and revenue bonds with maturities of approximately seven years.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of fixed-rate investment-grade municipal bonds with a minimum credit rating of Baa3 and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays US Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays US Treasury Inflation-Protected Securities (TIPS) IndexSM (Series-L): An unmanaged, market capitalization-weighted index that measures the performance of all U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued U.S. TIPS with a remaining maturity of at least one year and $250 million or more in outstanding face value.

BofA Merrill Lynch (BofAML) AAA US Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index: An unmanaged, market value-weighted index that measures the performance of U.S. dollar-denominated, below-investment-grade (based on an average of ratings by Moody’s, S&P and Fitch), fixed-rate, publicly issued, coupon-bearing corporate debt with at least 18 months to final maturity at issuance and a remaining maturity of at least one year as of the index rebalancing date. Each issue must have an outstanding par value of at least $100 million, must not be in default and is restricted to a maximum of 2% of the total index.

Note about BofA Merrill Lynch Indexes

Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services.

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill). ©2016 Citigroup Index LLC. All rights reserved.

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

141

Market Index Definitions (con’t.)

iMoneyNet™ Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

MSCI ACWI®: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

142

Market Index Definitions (con’t.)

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the technology sector and the Internet retail sub-industry from the consumer discretionary sector of the U.S. equity market.

143

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed-income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Common stock: Securities representing shares of ownership in a corporation.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

144

Glossary (con’t.)

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s investment adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued and/or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued and/or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

145

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. © 2016

SAR-TD (6/16)

Semiannual Report

April 30, 2016

(Unaudited)

Nationwide Mutual Funds

Investor Destinations Funds

Nationwide Investor Destinations Aggressive Fund

Nationwide Investor Destinations Moderately Aggressive Fund

Nationwide Investor Destinations Moderate Fund

Nationwide Investor Destinations Moderately Conservative Fund

Nationwide Investor Destinations Conservative Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2016

Dear Investor,

During the six months ended April 30, 2016, the global marketplace experienced a fair amount of uncertainty stemming from mixed economic indicators, instability in energy prices, a changing political landscape and concerns about interest rates. In the financial markets, uncertainty often is accompanied by volatility. Still, the U.S. economy continues to grow, albeit at a very moderate pace. The U.S. unemployment rate has improved, wages are slowly rising, and consumer balance sheets remain generally healthy.

Yet, uncertainty—and the anxiety that always accompanies it—lingers, causing investors to pause, seek safety and hold more cash-based investments. The onset of the frenetic U.S. presidential race adds a layer of anxiety to the markets, even though past presidential races have not affected the financial markets as much as investors might think.

We believe investors have many reasons to be optimistic about the future. While short-term market volatility, both run-ups and sell-offs, could likely persist throughout 2016, typically the best way to help ensure an all-weather approach to the markets is to pursue a diversified investment strategy. That strategy may include alternative investments and may provide opportunities across asset classes, geographies, maturities and quality.

In the six months ended April 30, 2016, the broad U.S. stock market as measured by the S&P 500® Index reported a 0.43 percent return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 2.82 percent for the same period. These returns represent slow, upward growth in the midst of change and uncertainty.

This report brings you a snapshot of recent market trends and your Fund’s performance for the six-month reporting period ended April 30, 2016, including your Fund’s specific holdings. As you review this report, it is important to evaluate your progress within the context of your financial plan.

Again, we believe the best way to reach your financial goals is to adhere to a disciplined investment strategy. We urge investors to seek opportunities based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth, an approach that has earned us a place in the Barron’s/Lipper Fund Family Ranking for another year.1 As we enter our 90th year of business, we feel confident in our ability to help investors navigate the markets for years to come. We appreciate your continued trust, and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

[1]

Barron’s The Best Fund Families of 2015 (February 6, 2016); Nationwide Fund Advisors ranked #14 in 2015; Barron’s is a trademark of Dow Jones & Co., L.P. All rights reserved. Barron’s is not affiliated with, and does not endorse the products or services of Nationwide Mutual Insurance Company.

1

Economic Review

During the semiannual period ended April 30, 2016, there was little direction in the returns of various asset classes. Domestic equities were slightly positive, with the S&P 500® Index (S&P 500) returning 0.43% for the reporting period. The positive return was due to the benefit of dividends, as the index actually declined during the period. International equities were mostly weak during the period as investors reacted to worries about global growth, with the MSCI EAFE® Index registering -3.07% and the MSCI Emerging Markets® Index -0.13%. Emerging markets outperformed developed markets after significant underperformance in the preceding year, as the U.S. dollar stabilized and commodity prices bottomed. Fixed-income investment returns rallied during the period, through a combination of lower long-term interest rates and stable credit spreads.

In the United States, equity markets gained during the reporting period despite a decelerating gross domestic product (GDP) growth rate, weak earnings and uncertainty around the timing of the Federal Reserve’s (Fed) interest rate cycle. The GDP growth rate was 1.4% during the fourth calendar quarter of 2015, down from 3.9% and 2.0% recorded in the second and third quarters of 2015, respectively. The GDP growth rate further decelerated to 0.5% in the first calendar quarter of 2016.

The Fed finally raised rates in December 2015, causing a sharp reaction in the equity markets. Following the Fed rate hike, the S&P 500 fell by more than 10% through mid-February 2016, before staging a nearly unprecedented rally as Fed officials dampened expectations for future hikes. The Fed rate hike also resulted in a substantial decline in interest rates, with the 10-year yield falling from 2.14% to 1.83% during the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period. The weakest month was January, with the index registering -4.96%; the brief downturn was offset by the Index’s 6.78% return in March. The best-performing sectors for the S&P 500 Index during the reporting period were telecommunication services, with 14.7%, and utilities, with 12.9%. These two sectors benefited from a search for yield, given the decline in interest rates. The weakest sectors during the period were information technology, which registered -4.4%, and financials, with -2.2%; these sectors were harmed by the uncertainty surrounding global growth. The performance in U.S. equities varied during the period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity remains relatively supportive for equity market returns.

U.S. economic activity remains relatively supportive for equity market returns. GDP growth and corporate profits are expected to accelerate throughout 2016. Inflation remains very low. The U.S. Consumer Price Index (CPI) was below 1.5% throughout the reporting period, and the core CPI (excludes food and energy) was below 2.5% compared with a year ago. The employment environment continues to be strong; during the reporting period, the unemployment rate was stable at 5% and wages began to improve.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance. The S&P 500 Index outperformed the MSCI EAFE Index in eight of the past nine quarters, and in 18 of the 28 quarters since the market bottom in 2009. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. The yield on 10-year Treasury bonds rose slightly from 2.19% to 2.30% during the reporting period.

Index	Semiannual Total Return (as of April 30, 2016)
Barclays U.S. 1-3 Year Government/Credit Bond	0.79%
Barclays U.S. 10-20 Year Treasury Bond	4.63%
Barclays Emerging Markets USD Aggregate Bond	4.59%
Barclays Municipal Bond	3.55%
Barclays U.S. Aggregate Bond	2.82%
Barclays U.S. Corporate High Yield	2.37%
MSCI EAFE®	-3.07%
MSCI Emerging Markets®	-0.13%
MSCI World ex USA	-2.19%
Russell 1000® Growth	-1.37%
Russell 1000® Value	1.93%
Russell 2000®	-1.90%
S&P 500®	0.43%

Source: Morningstar

3

Fund Overview	Nationwide Investor Destinations Aggressive Fund

Asset Allocation†

Equity Funds	87.0%
Alternative Assets	8.0%
Fixed Income Funds	5.0%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide S&P 500 Index Fund, Institutional Class	29.9%
Nationwide International Index Fund, Institutional Class	29.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	14.0%
Nationwide Small Cap Index Fund, Institutional Class	11.0%
Nationwide Portfolio Completion Fund, Institutional Class	8.0%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class	3.1%
Nationwide Amundi Global High Yield Fund, Institutional Class	3.0%
Nationwide Emerging Markets Debt Fund, Institutional Class	2.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

4

Shareholder Expense Example	Nationwide Investor Destinations Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Aggressive Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16(a)	Expense Ratio During Period (%) 11/01/15 - 04/30/16(a)
Class A Shares	Actual	(b)	1,000.00	992.60	2.72	0.55
	Hypothetical	(b)(c)	1,000.00	1,022.13	2.77	0.55
Class C Shares	Actual	(b)	1,000.00	989.50	6.28	1.27
	Hypothetical	(b)(c)	1,000.00	1,018.55	6.37	1.27
Class R Shares	Actual	(b)	1,000.00	991.00	4.16	0.84
	Hypothetical	(b)(c)	1,000.00	1,020.69	4.22	0.84
Institutional Service Class Shares	Actual	(b)	1,000.00	993.80	1.44	0.29
	Hypothetical	(b)(c)	1,000.00	1,023.42	1.46	0.29
Institutional Class Shares	Actual	(b)	1,000.00	994.50	0.89	0.18
	Hypothetical	(b)(c)	1,000.00	1,023.97	0.91	0.18
Service Class Shares	Actual	(b)	1,000.00	992.40	2.87	0.58
	Hypothetical	(b)(c)	1,000.00	1,021.98	2.92	0.58

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value

Alternative Assets 8.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	9,297,093	$87,020,787

Total Alternative Assets (cost $89,858,340)		87,020,787

Equity Funds 87.0%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class (a)	3,963,717	33,295,223
Nationwide International Index Fund, Institutional Class (a)	42,968,487	316,677,746
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	9,090,238	153,352,311
Nationwide S&P 500 Index Fund, Institutional Class (a)	23,522,554	326,022,599
Nationwide Small Cap Index Fund, Institutional Class (a)	9,429,134	120,598,625

Total Equity Funds (cost $834,154,820)		949,946,504

Fixed Income Funds 5.0%
Nationwide Amundi Global High Yield Fund, Institutional Class (a)	3,317,488	33,174,884
Nationwide Emerging Markets Debt Fund, Institutional Class (a)	2,059,558	21,687,148

Total Fixed Income Funds (cost $53,680,736)		54,862,032

Total Mutual Funds (cost $977,693,896)		1,091,829,323

Total Investments (cost $977,693,896) (b) — 100.0%		1,091,829,323

Liabilities in excess of other assets — 0.0%†		(528,860)

NET ASSETS — 100.0%		$1,091,300,463

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Investor Destinations Aggressive Fund
Assets:
Investments in affiliates, at value (cost $977,693,896)	$1,091,829,323
Cash	25
Receivable for investments sold	1,350,991
Receivable for capital shares issued	462,924
Prepaid expenses	51,453

Total Assets	1,093,694,716

Liabilities:
Payable for capital shares redeemed	1,799,893
Accrued expenses and other payables:
Investment advisory fees	116,288
Fund administration fees	23,278
Distribution fees	245,821
Administrative servicing fees	167,193
Accounting and transfer agent fees	7,134
Trustee fees	2,226
Custodian fees	8,512
Compliance program costs (Note 3)	508
Professional fees	10,809
Printing fees	11,834
Other	757

Total Liabilities	2,394,253

Net Assets	$1,091,300,463

Represented by:
Capital	$956,504,250
Accumulated distributions in excess of net investment income	(1,505,897)
Accumulated net realized gains from affiliated investments	22,166,683
Net unrealized appreciation/(depreciation) from investments in affiliates	114,135,427

Net Assets	$1,091,300,463

Net Assets:
Class A Shares	$51,755,798
Class C Shares	66,751,445
Class R Shares	79,999,159
Institutional Service Class Shares	2,376,413
Institutional Class Shares	171,866,404
Service Class Shares	718,551,244

Total	$1,091,300,463

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	5,184,279
Class C Shares	6,881,813
Class R Shares	8,163,705
Institutional Service Class Shares	237,806
Institutional Class Shares	17,023,556
Service Class Shares	71,858,722

Total	109,349,881

7

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Investor Destinations Aggressive Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.98
Class C Shares (b)	$9.70
Class R Shares	$9.80
Institutional Service Class Shares	$9.99
Institutional Class Shares	$10.10
Service Class Shares	$10.00
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.59

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

8

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Investor Destinations Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$11,176,652

Total Income	11,176,652

EXPENSES:
Investment advisory fees	699,130
Fund administration fees	139,698
Distribution fees Class A	65,995
Distribution fees Class C	328,442
Distribution fees Class R	203,892
Distribution fees Service Class	888,289
Administrative servicing fees Class A	29,038
Administrative servicing fees Class C	28,063
Administrative servicing fees Class R	61,168
Administrative servicing fees Institutional Service Class	1,475
Administrative servicing fees Service Class	517,978
Registration and filing fees	35,503
Professional fees	24,091
Printing fees	11,312
Trustee fees	16,112
Custodian fees	20,874
Accounting and transfer agent fees	26,387
Compliance program costs (Note 3)	2,445
Other	16,313

Total Expenses	3,116,205

NET INVESTMENT INCOME	8,060,447

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	61,991,118
Net realized gains from investment transactions with affiliates	12,665,258

Net realized gains from affiliated investments	74,656,376

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(93,686,715)

Net realized/unrealized losses from affiliated investments	(19,030,339)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,969,892)

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets

f	Nationwide Investor Destinations Aggressive Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$8,060,447	$19,308,241
Net realized gains from affiliated investments	74,656,376	69,468,563
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(93,686,715)	(84,375,607)

Change in net assets resulting from operations	(10,969,892)	4,401,197

Distributions to Shareholders From:
Net investment income:
Class A	(486,292)	(1,138,538)
Class C	(420,964)	(938,773)
Class R	(634,633)	(1,633,117)
Institutional Service Class	(30,875)	(81,693)
Institutional Class	(1,715,734)	(3,577,052)
Service Class	(6,277,846)	(15,181,608)
Net realized gains:
Class A	(3,419,587)	(2,712,079)
Class C	(4,257,293)	(3,502,564)
Class R	(5,294,776)	(4,694,590)
Institutional Service Class	(197,778)	(153,793)
Institutional Class	(9,942,325)	(6,782,312)
Service Class	(45,116,356)	(37,254,891)

Change in net assets from shareholder distributions	(77,794,459)	(77,651,010)

Change in net assets from capital transactions	19,952,759	(13,185,264)

Change in net assets	(68,811,592)	(86,435,077)

Net Assets:
Beginning of period	1,160,112,055	1,246,547,132

End of period	$1,091,300,463	$1,160,112,055

Accumulated distributions in excess of net investment income at end of period	$(1,505,897)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$5,044,400	$9,119,509
Dividends reinvested	3,149,954	3,017,629
Cost of shares redeemed	(9,194,805)	(12,621,976)

Total Class A Shares	(1,000,451)	(484,838)

Class C Shares
Proceeds from shares issued	5,929,800	9,060,526
Dividends reinvested	2,269,434	2,072,725
Cost of shares redeemed	(6,735,199)	(12,554,831)

Total Class C Shares	1,464,035	(1,421,580)

Class R Shares
Proceeds from shares issued	3,737,547	7,664,211
Dividends reinvested	5,721,171	6,149,197
Cost of shares redeemed	(11,426,018)	(25,344,086)

Total Class R Shares	(1,967,300)	(11,530,678)

10

Statements of Changes in Net Assets (Continued)

f	Nationwide Investor Destinations Aggressive Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$623,614	$1,744,377
Dividends reinvested	22,280	19,812
Cost of shares redeemed	(1,440,428)	(1,584,016)

Total Institutional Service Class Shares	(794,534)	180,173

Institutional Class Shares
Proceeds from shares issued	18,075,047	47,512,180
Dividends reinvested	11,654,190	10,358,687
Cost of shares redeemed	(18,773,769)	(21,777,247)

Total Institutional Class Shares	10,955,468	36,093,620

Service Class Shares
Proceeds from shares issued	22,413,663	45,620,986
Dividends reinvested	51,394,202	52,436,499
Cost of shares redeemed	(62,512,324)	(134,079,446)

Total Service Class Shares	11,295,541	(36,021,961)

Change in net assets from capital transactions	$19,952,759	$(13,185,264)

SHARE TRANSACTIONS:
Class A Shares
Issued	513,899	824,074
Reinvested	324,433	275,276
Redeemed	(950,074)	(1,138,472)

Total Class A Shares	(111,742)	(39,122)

Class C Shares
Issued	627,037	837,344
Reinvested	240,152	193,862
Redeemed	(695,956)	(1,161,138)

Total Class C Shares	171,233	(129,932)

Class R Shares
Issued	386,646	704,094
Reinvested	599,717	570,878
Redeemed	(1,186,655)	(2,321,467)

Total Class R Shares	(200,292)	(1,046,495)

Institutional Service Class Shares
Issued	62,076	157,090
Reinvested	2,292	1,805
Redeemed	(147,487)	(147,867)

Total Institutional Service Class Shares	(83,119)	11,028

Institutional Class Shares
Issued	1,823,515	4,213,420
Reinvested	1,187,043	935,556
Redeemed	(1,829,131)	(1,930,603)

Total Institutional Class Shares	1,181,427	3,218,373

11

Statements of Changes in Net Assets (Continued)

f	Nationwide Investor Destinations Aggressive Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	2,276,887	4,100,351
Reinvested	5,282,535	4,778,737
Redeemed	(6,418,514)	(12,040,676)

Total Service Class Shares	1,140,908	(3,161,588)

Total change in shares	2,098,415	(1,147,736)

Amount designated as “–” is zero or has been rounded to zero.

The accompanying notes are an integral part of these financial statements.

12

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Aggressive Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.82	0.08	(0.18)	(0.10)	(0.09)	(0.65)	(0.74)	$9.98	(0.74%	)	$51,755,798	0.55%	1.56%	0.55%	13.53%
Year Ended October 31, 2015	$11.51	0.18	(0.15)	0.03	(0.21)	(0.51)	(0.72)	$10.82	0.29%		$57,311,373	0.54%	1.62%	0.54%	12.90%
Year Ended October 31, 2014	$11.00	0.17	0.68	0.85	(0.19)	(0.15)	(0.34)	$11.51	7.92%		$61,402,299	0.54%	1.47%	0.54%	8.41%
Year Ended October 31, 2013	$8.97	0.17	2.13	2.30	(0.17)	(0.10)	(0.27)	$11.00	26.24%		$59,507,180	0.49%	1.69%	0.49%	22.52%
Year Ended October 31, 2012	$8.26	0.13	0.73	0.86	(0.13)	(0.02)	(0.15)	$8.97	10.56%		$51,210,338	0.50%	1.44%	0.50%	11.55%
Year Ended October 31, 2011	$8.13	0.13	0.14	0.27	(0.14)	–	(0.14)	$8.26	3.24%		$51,388,289	0.48%	1.54%	0.48%	9.70%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.54	0.04	(0.17)	(0.13)	(0.06)	(0.65)	(0.71)	$9.70	(1.05%	)	$66,751,445	1.27%	0.81%	1.27%	13.53%
Year Ended October 31, 2015	$11.24	0.10	(0.15)	(0.05)	(0.14)	(0.51)	(0.65)	$10.54	(0.49%	)	$70,749,797	1.28%	0.88%	1.28%	12.90%
Year Ended October 31, 2014	$10.75	0.08	0.68	0.76	(0.12)	(0.15)	(0.27)	$11.24	7.21%		$76,857,144	1.24%	0.77%	1.24%	8.41%
Year Ended October 31, 2013	$8.78	0.09	2.09	2.18	(0.11)	(0.10)	(0.21)	$10.75	25.26%		$71,452,684	1.19%	0.92%	1.19%	22.52%
Year Ended October 31, 2012	$8.08	0.07	0.72	0.79	(0.07)	(0.02)	(0.09)	$8.78	9.90%		$57,370,350	1.20%	0.76%	1.20%	11.55%
Year Ended October 31, 2011	$7.97	0.07	0.12	0.19	(0.08)	–	(0.08)	$8.08	2.36%		$59,022,254	1.21%	0.86%	1.21%	9.70%

Class R Shares (g)
Six Months Ended April 30, 2016 (Unaudited)	$10.64	0.06	(0.17)	(0.11)	(0.08)	(0.65)	(0.73)	$9.80	(0.90%	)	$79,999,159	0.84%	1.25%	0.84%	13.53%
Year Ended October 31, 2015	$11.32	0.15	(0.14)	0.01	(0.18)	(0.51)	(0.69)	$10.64	0.10%		$88,954,971	0.83%	1.37%	0.83%	12.90%
Year Ended October 31, 2014	$10.83	0.13	0.67	0.80	(0.16)	(0.15)	(0.31)	$11.32	7.54%		$106,558,652	0.84%	1.22%	0.84%	8.41%
Year Ended October 31, 2013	$8.84	0.12	2.11	2.23	(0.14)	(0.10)	(0.24)	$10.83	25.73%		$108,654,200	0.85%	1.27%	0.85%	22.52%
Year Ended October 31, 2012	$8.14	0.09	0.73	0.82	(0.10)	(0.02)	(0.12)	$8.84	10.23%		$91,551,218	0.84%	1.10%	0.84%	11.55%
Year Ended October 31, 2011	$8.01	0.10	0.14	0.24	(0.11)	–	(0.11)	$8.14	2.90%		$88,524,201	0.85%	1.18%	0.85%	9.70%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.83	0.10	(0.19)	(0.09)	(0.10)	(0.65)	(0.75)	$9.99	(0.62%	)	$2,376,413	0.29%	1.99%	0.29%	13.53%
Year Ended October 31, 2015	$11.52	0.20	(0.14)	0.06	(0.24)	(0.51)	(0.75)	$10.83	0.56%		$3,475,708	0.29%	1.81%	0.29%	12.90%
Period Ended October 31, 2014 (h)	$11.18	0.02	0.42	0.44	(0.10)	–	(0.10)	$11.52	3.93%		$3,569,632	0.21%	0.24%	0.21%	8.41%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.94	0.09	(0.17)	(0.08)	(0.11)	(0.65)	(0.76)	$10.10	(0.55%	)	$171,866,404	0.18%	1.87%	0.18%	13.53%
Year Ended October 31, 2015	$11.62	0.22	(0.14)	0.08	(0.25)	(0.51)	(0.76)	$10.94	0.75%		$173,233,930	0.18%	1.94%	0.18%	12.90%
Year Ended October 31, 2014	$11.11	0.21	0.68	0.89	(0.23)	(0.15)	(0.38)	$11.62	8.21%		$146,720,517	0.19%	1.81%	0.19%	8.41%
Year Ended October 31, 2013	$9.06	0.19	2.16	2.35	(0.20)	(0.10)	(0.30)	$11.11	26.57%		$118,716,482	0.19%	1.88%	0.19%	22.52%
Year Ended October 31, 2012	$8.34	0.15	0.75	0.90	(0.16)	(0.02)	(0.18)	$9.06	11.05%		$84,918,686	0.20%	1.74%	0.20%	11.55%
Year Ended October 31, 2011	$8.20	0.15	0.15	0.30	(0.16)	–	(0.16)	$8.34	3.49%		$70,317,290	0.21%	1.78%	0.21%	9.70%

Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.84	0.07	(0.17)	(0.10)	(0.09)	(0.65)	(0.74)	$10.00	(0.76%	)	$718,551,244	0.58%	1.50%	0.58%	13.53%
Year Ended October 31, 2015	$11.52	0.18	(0.14)	0.04	(0.21)	(0.51)	(0.72)	$10.84	0.34%		$766,386,276	0.58%	1.59%	0.58%	12.90%
Year Ended October 31, 2014	$11.02	0.16	0.68	0.84	(0.19)	(0.15)	(0.34)	$11.52	7.75%		$851,438,888	0.59%	1.46%	0.59%	8.41%
Year Ended October 31, 2013	$8.99	0.15	2.14	2.29	(0.16)	(0.10)	(0.26)	$11.02	26.04%		$862,903,998	0.60%	1.53%	0.60%	22.52%
Year Ended October 31, 2012	$8.27	0.12	0.74	0.86	(0.12)	(0.02)	(0.14)	$8.99	10.56%		$750,703,873	0.60%	1.34%	0.60%	11.55%
Year Ended October 31, 2011	$8.14	0.12	0.13	0.25	(0.12)	—	(0.12)	$8.27	3.09%		$717,539,097	0.61%	1.43%	0.61%	9.70%

Amounts	designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

13

Fund Overview	Nationwide Investor Destinations Moderately Aggressive Fund

Asset Allocation†

Equity Funds	76.2%
Fixed Income Funds	13.9%
Alternative Assets	10.0%
Liabilities in excess of other assets	(0.1)%
100.0%

Top Holdings††

Nationwide International Index Fund, Institutional Class	25.9%
Nationwide S&P 500 Index Fund, Institutional Class	24.9%
Nationwide Mid Cap Market Index Fund, Institutional Class	12.1%
Nationwide Portfolio Completion Fund, Institutional Class	10.0%
Nationwide Small Cap Index Fund, Institutional Class	8.1%
Nationwide Bond Index Fund, Institutional Class	4.9%
Nationwide Core Plus Bond Fund, Institutional Class	3.9%
Nationwide Amundi Global High Yield Fund, Institutional Class	3.1%
Nationwide Ziegler Equity Income Fund, Institutional Class	3.0%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class	2.1%
Nationwide Emerging Markets Debt Fund, Institutional Class	2.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

14

Shareholder Expense Example	Nationwide Investor Destinations Moderately Aggressive Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Moderately Aggressive Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16(a)	Expense Ratio During Period (%) 11/01/15 - 04/30/16(a)
Class A Shares	Actual	(b)	1,000.00	997.00	2.68	0.54
	Hypothetical	(b)(c)	1,000.00	1,022.18	2.72	0.54
Class C Shares	Actual	(b)	1,000.00	993.50	6.29	1.27
	Hypothetical	(b)(c)	1,000.00	1,018.55	6.37	1.27
Class R Shares	Actual	(b)	1,000.00	995.50	4.12	0.83
	Hypothetical	(b)(c)	1,000.00	1,020.74	4.17	0.83
Institutional Service Class Shares	Actual	(b)	1,000.00	997.90	1.54	0.31
	Hypothetical	(b)(c)	1,000.00	1,023.32	1.56	0.31
Institutional Class Shares	Actual	(b)	1,000.00	998.80	0.89	0.18
	Hypothetical	(b)(c)	1,000.00	1,023.97	0.91	0.18
Service Class Shares	Actual	(b)	1,000.00	996.70	2.88	0.58
	Hypothetical	(b)(c)	1,000.00	1,021.98	2.92	0.58

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

15

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value

Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	19,142,745	$179,176,093

Total Alternative Assets (cost $185,331,741)		179,176,093

Equity Funds 76.2%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class (a)	4,415,433	37,089,638
Nationwide International Index Fund, Institutional Class (a)	63,159,090	465,482,491
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	12,828,985	216,424,977
Nationwide S&P 500 Index Fund, Institutional Class (a)	32,273,903	447,316,296
Nationwide Small Cap Index Fund, Institutional Class (a)	11,311,401	144,672,819
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	4,101,128	54,421,974

Total Equity Funds (cost $1,186,766,388)		1,365,408,195

Fixed Income Funds 13.9%
Nationwide Amundi Global High Yield Fund, Institutional Class (a)	5,498,262	54,982,621
Nationwide Bond Index Fund, Institutional Class (a)	7,889,769	88,444,313
Nationwide Core Plus Bond Fund, Institutional Class (a)	6,826,461	70,244,282
Nationwide Emerging Markets Debt Fund, Institutional Class (a)	3,414,938	35,959,302

Total Fixed Income Funds (cost $247,710,134)		249,630,518

Total Mutual Funds (cost $1,619,808,263)		1,794,214,806

Total Investments (cost $1,619,808,263) (b) — 100.1%		1,794,214,806

Liabilities in excess of other assets — (0.1)%		(926,542)

NET ASSETS — 100.0%		$1,793,288,264

(a)	Investment in affiliate.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

16

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund
Assets:
Investments in affiliates, at value (cost $1,619,808,263)	$1,794,214,806
Receivable for investments sold	2,889,352
Receivable for capital shares issued	693,040
Prepaid expenses	57,053

Total Assets	1,797,854,251

Liabilities:
Payable for capital shares redeemed	3,653,928
Accrued expenses and other payables:
Investment advisory fees	191,201
Fund administration fees	35,658
Distribution fees	401,269
Administrative servicing fees	217,220
Accounting and transfer agent fees	12,528
Trustee fees	3,646
Custodian fees	13,798
Compliance program costs (Note 3)	846
Professional fees	12,775
Printing fees	21,038
Other	2,080

Total Liabilities	4,565,987

Net Assets	$1,793,288,264

Represented by:
Capital	$1,594,213,191
Accumulated distributions in excess of net investment income	(1,775,188)
Accumulated net realized gains from affiliated investments	26,443,718
Net unrealized appreciation/(depreciation) from investments in affiliates	174,406,543

Net Assets	$1,793,288,264

Net Assets:
Class A Shares	$113,048,573
Class C Shares	113,921,525
Class R Shares	183,224,916
Institutional Service Class Shares	2,727,978
Institutional Class Shares	365,589,325
Service Class Shares	1,014,775,947

Total	$1,793,288,264

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	11,009,539
Class C Shares	11,375,688
Class R Shares	18,271,704
Institutional Service Class Shares	266,395
Institutional Class Shares	35,638,737
Service Class Shares	99,053,782

Total	175,615,845

17

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.27
Class C Shares (b)	$10.01
Class R Shares	$10.03
Institutional Service Class Shares	$10.24
Institutional Class Shares	$10.26
Service Class Shares	$10.24
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.90

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

18

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliates	$18,704,863

Total Income	18,704,863

EXPENSES:
Investment advisory fees	1,151,262
Fund administration fees	214,486
Distribution fees Class A	139,016
Distribution fees Class C	566,170
Distribution fees Class R	466,964
Distribution fees Service Class	1,264,332
Administrative servicing fees Class A	60,724
Administrative servicing fees Class C	50,955
Administrative servicing fees Class R	140,090
Administrative servicing fees Institutional Service Class	1,582
Administrative servicing fees Service Class	758,605
Registration and filing fees	37,202
Professional fees	34,816
Printing fees	16,335
Trustee fees	26,534
Custodian fees	34,249
Accounting and transfer agent fees	44,453
Compliance program costs (Note 3)	4,036
Other	23,301

Total Expenses	5,035,112

NET INVESTMENT INCOME	13,669,751

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	86,173,615
Net realized gains from investment transactions with affiliates	9,216,694

Net realized gains from affiliated investments	95,390,309

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(118,718,993)

Net realized/unrealized losses from affiliated investments	(23,328,684)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,658,933)

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

	Nationwide Investor Destinations Moderately Aggressive Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$13,669,751	$33,252,303
Net realized gains from affiliated investments	95,390,309	122,867,542
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(118,718,993)	(147,968,175)

Change in net assets resulting from operations	(9,658,933)	8,151,670

Distributions to Shareholders From:
Net investment income:
Class A	(983,248)	(2,301,468)
Class C	(648,778)	(1,566,438)
Class R	(1,423,404)	(3,779,909)
Institutional Service Class	(22,929)	(60,098)
Institutional Class	(3,636,206)	(8,027,306)
Service Class	(8,766,054)	(22,163,949)
Net realized gains:
Class A	(7,438,207)	(4,684,712)
Class C	(7,679,049)	(4,967,263)
Class R	(12,817,642)	(9,303,952)
Institutional Service Class	(151,292)	(94,419)
Institutional Class	(22,490,586)	(13,481,835)
Service Class	(67,684,022)	(46,614,043)

Change in net assets from shareholder distributions	(133,741,417)	(117,045,392)

Change in net assets from capital transactions	39,490,957	(74,735,334)

Change in net assets	(103,909,393)	(183,629,056)

Net Assets:
Beginning of period	1,897,197,657	2,080,826,713

End of period	$1,793,288,264	$1,897,197,657

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(1,775,188)	$35,680

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$9,473,685	$20,864,104
Dividends reinvested	6,359,465	5,197,095
Cost of shares redeemed	(12,514,032)	(24,002,497)

Total Class A Shares	3,319,118	2,058,702

Class C Shares
Proceeds from shares issued	10,213,694	15,757,605
Dividends reinvested	4,098,645	3,112,754
Cost of shares redeemed	(11,425,452)	(20,322,737)

Total Class C Shares	2,886,887	(1,452,378)

Class R Shares
Proceeds from shares issued	5,145,452	11,493,560
Dividends reinvested	13,883,000	12,796,516
Cost of shares redeemed	(23,938,721)	(50,158,578)

Total Class R Shares	(4,910,269)	(25,868,502)

20

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Aggressive Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$682,576	$2,032,348
Dividends reinvested	26,843	27,405
Cost of shares redeemed	(289,849)	(2,034,234)

Total Institutional Service Class Shares	419,570	25,519

Institutional Class Shares
Proceeds from shares issued	36,404,082	84,151,535
Dividends reinvested	26,126,792	21,509,080
Cost of shares redeemed	(30,503,240)	(69,284,525)

Total Institutional Class Shares	32,027,634	36,376,090

Service Class Shares
Proceeds from shares issued	25,295,368	49,769,677
Dividends reinvested	76,450,076	68,777,992
Cost of shares redeemed	(95,997,427)	(204,422,434)

Total Service Class Shares	5,748,017	(85,874,765)

Change in net assets from capital transactions	$39,490,957	$(74,735,334)

SHARE TRANSACTIONS:
Class A Shares
Issued	938,035	1,836,576
Reinvested	637,278	462,470
Redeemed	(1,256,789)	(2,114,713)

Total Class A Shares	318,524	184,333

Class C Shares
Issued	1,036,462	1,422,079
Reinvested	420,374	283,013
Redeemed	(1,152,289)	(1,821,148)

Total Class C Shares	304,547	(116,056)

Class R Shares
Issued	520,467	1,036,602
Reinvested	1,423,962	1,163,552
Redeemed	(2,441,571)	(4,507,206)

Total Class R Shares	(497,142)	(2,307,052)

Institutional Service Class Shares
Issued	68,671	182,347
Reinvested	2,698	2,444
Redeemed	(29,121)	(181,571)

Total Institutional Service Class Shares	42,248	3,220

Institutional Class Shares
Issued	3,566,460	7,391,034
Reinvested	2,620,933	1,915,939
Redeemed	(2,935,403)	(6,057,661)

Total Institutional Class Shares	3,251,990	3,249,312

21

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Aggressive Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	2,501,601	4,391,008
Reinvested	7,676,345	6,131,281
Redeemed	(9,542,490)	(18,047,833)

Total Service Class Shares	635,456	(7,525,544)

Total change in shares	4,055,623	(6,511,787)

The accompanying notes are an integral part of these financial statements.

22

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Moderately Aggressive Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$11.12	0.08	(0.14)	(0.06)	(0.09)	(0.70)	(0.79)	$10.27	(0.30%)	$113,048,573	0.54%	1.58%	0.54%	13.39%
Year Ended October 31, 2015	$11.75	0.19	(0.15)	0.04	(0.22)	(0.45)	(0.67)	$11.12	0.29%	$118,845,242	0.55%	1.66%	0.55%	16.31%
Year Ended October 31, 2014	$11.38	0.18	0.63	0.81	(0.20)	(0.24)	(0.44)	$11.75	7.33%	$123,408,650	0.53%	1.53%	0.53%	9.54%
Year Ended October 31, 2013	$9.60	0.17	1.85	2.02	(0.18)	(0.06)	(0.24)	$11.38	21.44%	$112,242,046	0.50%	1.62%	0.50%	29.31%
Year Ended October 31, 2012	$8.95	0.15	0.71	0.86	(0.15)	(0.06)	(0.21)	$9.60	9.82%	$89,406,859	0.49%	1.59%	0.49%	13.11%
Year Ended October 31, 2011	$8.80	0.16	0.15	0.31	(0.16)	–	(0.16)	$8.95	3.49%	$84,467,234	0.47%	1.72%	0.47%	13.88%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.86	0.04	(0.13)	(0.09)	(0.06)	(0.70)	(0.76)	$10.01	(0.65%)	$113,921,525	1.27%	0.84%	1.27%	13.39%
Year Ended October 31, 2015	$11.50	0.11	(0.16)	(0.05)	(0.14)	(0.45)	(0.59)	$10.86	(0.48%)	$120,287,139	1.27%	0.95%	1.27%	16.31%
Year Ended October 31, 2014	$11.16	0.09	0.62	0.71	(0.13)	(0.24)	(0.37)	$11.50	6.55%	$128,626,192	1.24%	0.84%	1.24%	9.54%
Year Ended October 31, 2013	$9.41	0.10	1.82	1.92	(0.11)	(0.06)	(0.17)	$11.16	20.72%	$125,294,548	1.19%	0.95%	1.19%	29.31%
Year Ended October 31, 2012	$8.79	0.08	0.69	0.77	(0.09)	(0.06)	(0.15)	$9.41	8.87%	$111,289,595	1.19%	0.89%	1.19%	13.11%
Year Ended October 31, 2011	$8.64	0.09	0.15	0.24	(0.09)	–	(0.09)	$8.79	2.81%	$119,068,548	1.20%	1.03%	1.20%	13.88%

Class R Shares (g)
Six Months Ended April 30, 2016 (Unaudited)	$10.88	0.06	(0.13)	(0.07)	(0.08)	(0.70)	(0.78)	$10.03	(0.45%)	$183,224,916	0.83%	1.30%	0.83%	13.39%
Year Ended October 31, 2015	$11.50	0.16	(0.14)	0.02	(0.19)	(0.45)	(0.64)	$10.88	0.10%	$204,113,180	0.83%	1.42%	0.83%	16.31%
Year Ended October 31, 2014	$11.16	0.14	0.61	0.75	(0.17)	(0.24)	(0.41)	$11.50	6.92%	$242,451,059	0.83%	1.26%	0.83%	9.54%
Year Ended October 31, 2013	$9.41	0.13	1.82	1.95	(0.14)	(0.06)	(0.20)	$11.16	21.15%	$246,852,482	0.84%	1.28%	0.84%	29.31%
Year Ended October 31, 2012	$8.79	0.11	0.69	0.80	(0.12)	(0.06)	(0.18)	$9.41	9.27%	$208,283,759	0.84%	1.23%	0.84%	13.11%
Year Ended October 31, 2011	$8.64	0.12	0.16	0.28	(0.13)	–	(0.13)	$8.79	3.18%	$192,888,041	0.84%	1.34%	0.84%	13.88%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$11.09	0.09	(0.14)	(0.05)	(0.10)	(0.70)	(0.80)	$10.24	(0.21%)	$2,727,978	0.31%	1.72%	0.31%	13.39%
Year Ended October 31, 2015	$11.72	0.20	(0.13)	0.07	(0.25)	(0.45)	(0.70)	$11.09	0.57%	$2,485,047	0.30%	1.75%	0.30%	16.31%
Period Ended October 31, 2014 (h)	$11.39	0.03	0.40	0.43	(0.10)	–	(0.10)	$11.72	3.77%	$2,589,232	0.20%	0.44%	0.20%	9.54%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$11.11	0.10	(0.14)	(0.04)	(0.11)	(0.70)	(0.81)	$10.26	(0.12%)	$365,589,325	0.18%	1.91%	0.18%	13.39%
Year Ended October 31, 2015	$11.74	0.23	(0.15)	0.08	(0.26)	(0.45)	(0.71)	$11.11	0.67%	$359,712,315	0.18%	2.03%	0.18%	16.31%
Year Ended October 31, 2014	$11.37	0.21	0.64	0.85	(0.24)	(0.24)	(0.48)	$11.74	7.70%	$341,959,809	0.18%	1.85%	0.18%	9.54%
Year Ended October 31, 2013	$9.59	0.20	1.85	2.05	(0.21)	(0.06)	(0.27)	$11.37	21.83%	$270,917,338	0.19%	1.88%	0.19%	29.31%
Year Ended October 31, 2012	$8.95	0.17	0.71	0.88	(0.18)	(0.06)	(0.24)	$9.59	10.03%	$186,769,240	0.19%	1.86%	0.19%	13.11%
Year Ended October 31, 2011	$8.79	0.18	0.16	0.34	(0.18)	–	(0.18)	$8.95	3.89%	$151,618,037	0.20%	1.99%	0.20%	13.88%

Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$11.09	0.08	(0.14)	(0.06)	(0.09)	(0.70)	(0.79)	$10.24	(0.33%)	$1,014,775,947	0.58%	1.54%	0.58%	13.39%
Year Ended October 31, 2015	$11.72	0.19	(0.16)	0.03	(0.21)	(0.45)	(0.66)	$11.09	0.26%	$1,091,754,734	0.58%	1.65%	0.58%	16.31%
Year Ended October 31, 2014	$11.36	0.17	0.62	0.79	(0.19)	(0.24)	(0.43)	$11.72	7.19%	$1,241,791,771	0.58%	1.50%	0.58%	9.54%
Year Ended October 31, 2013	$9.58	0.16	1.85	2.01	(0.17)	(0.06)	(0.23)	$11.36	21.37%	$1,274,073,724	0.59%	1.56%	0.59%	29.31%
Year Ended October 31, 2012	$8.94	0.14	0.70	0.84	(0.14)	(0.06)	(0.20)	$9.58	9.60%	$1,139,580,740	0.59%	1.49%	0.59%	13.11%
Year Ended October 31, 2011	$8.78	0.15	0.16	0.31	(0.15)	–	(0.15)	$8.94	3.47%	$1,115,586,752	0.60%	1.61%	0.60%	13.88%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

23

Fund Overview	Nationwide Investor Destinations Moderate Fund

Asset Allocation†

Equity Funds	56.4%
Fixed Income Funds	22.8%
Alternative Assets	11.0%
Fixed Contract	9.8%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide International Index Fund, Institutional Class	19.0%
Nationwide S&P 500 Index Fund, Institutional Class	17.0%
Nationwide Portfolio Completion Fund, Institutional Class	11.1%
Nationwide Mid Cap Market Index Fund, Institutional Class	10.1%
Nationwide Bond Index Fund, Institutional Class	9.8%
Nationwide Fixed Contract	9.8%
Nationwide Ziegler Equity Income Fund, Institutional Class	5.1%
Nationwide Small Cap Index Fund, Institutional Class	4.1%
Nationwide Core Plus Bond Fund, Institutional Class	3.9%
Nationwide HighMark Short Term Bond Fund, Institutional Class	3.9%
Other Holdings	6.2%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

24

Shareholder Expense Example	Nationwide Investor Destinations Moderate Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Moderate Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16(a)	Expense Ratio During Period (%) 11/01/15 - 04/30/16(a)
Class A Shares	Actual	(b)	1,000.00	1,003.70	2.74	0.55
	Hypothetical(b)(c)		1,000.00	1,022.13	2.77	0.55
Class C Shares	Actual	(b)	1,000.00	1,000.10	6.32	1.27
	Hypothetical(b)(c)		1,000.00	1,018.55	6.37	1.27
Class R Shares	Actual	(b)	1,000.00	1,002.40	4.13	0.83
	Hypothetical(b)(c)		1,000.00	1,020.74	4.17	0.83
Institutional Service Class Shares	Actual	(b)	1,000.00	1,005.00	1.35	0.27
	Hypothetical(b)(c)		1,000.00	1,023.52	1.36	0.27
Institutional Class Shares	Actual	(b)	1,000.00	1,004.70	0.90	0.18
	Hypothetical(b)(c)		1,000.00	1,023.97	0.91	0.18
Service Class Shares	Actual	(b)	1,000.00	1,003.50	2.89	0.58
	Hypothetical(b)(c)		1,000.00	1,021.98	2.92	0.58

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

25

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Mutual Funds 90.2%

	Shares	Market Value

Alternative Assets 11.0%
Nationwide Portfolio Completion Fund, Institutional Class (a)	18,698,442	$175,017,420

Total Alternative Assets (cost $181,181,534)		175,017,420

Equity Funds 56.4%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class (a)	2,010,474	16,887,980
Nationwide International Index Fund, Institutional Class (a)	40,878,351	301,273,443
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	9,437,015	159,202,437
Nationwide S&P 500 Index Fund, Institutional Class (a)	19,465,752	269,795,322
Nationwide Small Cap Index Fund, Institutional Class (a)	5,028,346	64,312,541
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	6,038,246	80,127,523

Total Equity Funds (cost $815,120,036)		891,599,246

Fixed Income Funds 22.8%
Nationwide Amundi Global High Yield Fund, Institutional Class (a)	4,849,756	48,497,558
Nationwide Bond Index Fund, Institutional Class (a)	13,874,403	155,532,060
Nationwide Core Plus Bond Fund, Institutional Class (a)	6,063,177	62,390,092
Nationwide Emerging Markets Debt Fund, Institutional Class (a)	3,054,326	32,162,055
Nationwide HighMark Short Term Bond Fund, Institutional Class (a)	6,159,823	61,659,829

Total Fixed Income Funds (cost $361,421,607)		360,241,594

Total Mutual Funds (cost $1,357,723,177)		1,426,858,260

Fixed Contract 9.8%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.15% (a)(b)(c)	$155,200,120	$155,200,120

Total Fixed Contract (cost $155,200,120)		155,200,120

Total Investments (cost $1,512,923,297) (d) — 100.0%		1,582,058,380

Liabilities in excess of other assets — 0.0%†		(723,665)

NET ASSETS — 100.0%		$1,581,334,715

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

26

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Investor Destinations Moderate Fund
Assets:
Investments in affiliates, at value (cost $1,512,923,297)	$1,582,058,380
Receivable for investments sold	4,499,262
Receivable for capital shares issued	537,558
Prepaid expenses	58,905

Total Assets	1,587,154,105

Liabilities:
Payable for capital shares redeemed	5,005,219
Accrued expenses and other payables:
Investment advisory fees	168,788
Fund administration fees	31,955
Distribution fees	356,260
Administrative servicing fees	202,445
Accounting and transfer agent fees	11,563
Trustee fees	3,326
Custodian fees	11,944
Compliance program costs (Note 3)	768
Professional fees	11,888
Printing fees	13,515
Other	1,719

Total Liabilities	5,819,390

Net Assets	$1,581,334,715

Represented by:
Capital	$1,473,930,353
Accumulated distributions in excess of net investment income	(459,281)
Accumulated net realized gains from affiliated investments	38,728,560
Net unrealized appreciation/(depreciation) from investments in affiliates	69,135,083

Net Assets	$1,581,334,715

Net Assets:
Class A Shares	$129,617,569
Class C Shares	129,587,769
Class R Shares	147,421,575
Institutional Service Class Shares	4,853,338
Institutional Class Shares	379,446,389
Service Class Shares	790,408,075

Total	$1,581,334,715

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	13,033,433
Class C Shares	13,273,886
Class R Shares	15,186,457
Institutional Service Class Shares	490,477
Institutional Class Shares	38,312,925
Service Class Shares	79,819,456

Total	160,116,634

27

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Investor Destinations Moderate Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.95
Class C Shares (b)	$9.76
Class R Shares	$9.71
Institutional Service Class Shares	$9.90
Institutional Class Shares	$9.90
Service Class Shares	$9.90
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.56

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

28

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Investor Destinations Moderate Fund
INVESTMENT INCOME:
Dividend income from affiliates	$14,554,187
Interest income from affiliate	2,179,989

Total Income	16,734,176

EXPENSES:
Investment advisory fees	1,024,192
Fund administration fees	193,470
Distribution fees Class A	160,860
Distribution fees Class C	641,480
Distribution fees Class R	371,460
Distribution fees Service Class	1,001,084
Administrative servicing fees Class A	77,213
Administrative servicing fees Class C	53,733
Administrative servicing fees Class R	107,439
Administrative servicing fees Institutional Service Class	2,068
Administrative servicing fees Service Class	600,656
Registration and filing fees	38,014
Professional fees	31,982
Printing fees	13,872
Trustee fees	23,643
Custodian fees	30,454
Accounting and transfer agent fees	43,188
Compliance program costs (Note 3)	3,605
Other	21,056

Total Expenses	4,439,469

NET INVESTMENT INCOME	12,294,707

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	55,721,672
Net realized gains from investment transactions with affiliates	25,453,662

Net realized gains from affiliated investments	81,175,334

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(91,706,202)

Net realized/unrealized losses from affiliated investments	(10,530,868)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,763,839

The accompanying notes are an integral part of these financial statements.

29

Statements of Changes in Net Assets

	Nationwide Investor Destinations Moderate Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$12,294,707	$29,139,081
Net realized gains from affiliated investments	81,175,334	124,337,115
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(91,706,202)	(145,881,240)

Change in net assets resulting from operations	1,763,839	7,594,956

Distributions to Shareholders From:
Net investment income:
Class A	(1,111,137)	(2,612,003)
Class C	(658,772)	(1,634,550)
Class R	(1,091,317)	(2,968,457)
Institutional Service Class	(44,721)	(123,472)
Institutional Class	(3,787,503)	(8,111,418)
Service Class	(6,746,417)	(17,377,029)
Net realized gains:
Class A	(9,613,743)	(5,091,349)
Class C	(9,657,044)	(5,077,251)
Class R	(11,190,752)	(7,009,497)
Institutional Service Class	(335,748)	(179,964)
Institutional Class	(26,603,782)	(12,740,443)
Service Class	(59,714,070)	(34,606,405)

Change in net assets from shareholder distributions	(130,555,006)	(97,531,838)

Change in net assets from capital transactions	34,390,248	(34,585,416)

Change in net assets	(94,400,919)	(124,522,298)

Net Assets:
Beginning of period	1,675,735,634	1,800,257,932

End of period	$1,581,334,715	$1,675,735,634

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(459,281)	$685,879

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$15,372,434	$26,783,690
Dividends reinvested	7,986,484	5,577,377
Cost of shares redeemed	(19,088,436)	(32,599,905)

Total Class A Shares	4,270,482	(238,838)

Class C Shares
Proceeds from shares issued	11,882,883	24,461,843
Dividends reinvested	5,812,368	3,370,121
Cost of shares redeemed	(13,028,776)	(25,576,908)

Total Class C Shares	4,666,475	2,255,056

30

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderate Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued) Class R Shares
Proceeds from shares issued	$5,870,175	$9,566,021
Dividends reinvested	11,849,081	9,631,184
Cost of shares redeemed	(15,898,536)	(47,835,996)

Total Class R Shares	1,820,720	(28,638,791)

Institutional Service Class Shares
Proceeds from shares issued	913,838	3,966,843
Dividends reinvested	210,134	154,156
Cost of shares redeemed	(562,743)	(3,828,087)

Total Institutional Service Class Shares	561,229	292,912

Institutional Class Shares
Proceeds from shares issued	32,449,311	75,386,475
Dividends reinvested	30,362,797	20,847,236
Cost of shares redeemed	(33,659,320)	(42,405,922)

Total Institutional Class Shares	29,152,788	53,827,789

Service Class Shares
Proceeds from shares issued	27,261,734	60,898,397
Dividends reinvested	66,460,487	51,983,383
Cost of shares redeemed	(99,803,667)	(174,965,324)

Total Service Class Shares	(6,081,446)	(62,083,544)

Change in net assets from capital transactions	$34,390,248	$(34,585,416)

SHARE TRANSACTIONS:
Class A Shares
Issued	1,561,004	2,447,412
Reinvested	825,050	513,497
Redeemed	(1,969,926)	(2,969,388)

Total Class A Shares	416,128	(8,479)

Class C Shares
Issued	1,229,082	2,267,007
Reinvested	611,185	315,181
Redeemed	(1,347,361)	(2,360,085)

Total Class C Shares	492,906	222,103

Class R Shares
Issued	605,076	890,499
Reinvested	1,253,871	905,845
Redeemed	(1,648,945)	(4,449,427)

Total Class R Shares	210,002	(2,653,083)

Institutional Service Class Shares
Issued	92,984	367,155
Reinvested	21,843	14,262
Redeemed	(57,144)	(353,634)

Total Institutional Service Class Shares	57,683	27,783

31

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderate Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS: (continued)
Institutional Class Shares
Issued	3,285,013	6,888,712
Reinvested	3,152,938	1,926,913
Redeemed	(3,404,867)	(3,887,916)

Total Institutional Class Shares	3,033,084	4,927,709

Service Class Shares
Issued	2,794,683	5,555,014
Reinvested	6,901,242	4,803,692
Redeemed	(10,288,099)	(16,044,972)

Total Service Class Shares	(592,174)	(5,686,266)

Total change in shares	3,617,629	(3,170,233)

The accompanying notes are an integral part of these financial statements.

32

Statement of Cash Flows

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Investor Destinations Moderate Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$1,763,839
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of affiliated investments	(261,930,490)
Proceeds from disposition of affiliated investments	292,290,611
Reinvestment of interest income from affiliates	(2,179,989)
Change in unrealized (appreciation)/depreciation from investments in affiliates	91,706,202
Net realized gain from investment transactions with affiliates	(25,453,662)
Increase in receivable for investments sold	(2,969,398)
Increase in prepaid expenses	(20,372)
Decrease in investment advisory fees	(15,020)
Decrease in fund administration fees	(2,527)
Decrease in distribution fees	(35,893)
Decrease in administrative servicing fees	(14,109)
Increase in accounting and transfer agent fees	2,919
Decrease in trustee fees	(768)
Increase in custodian fees	6,047
Increase in compliance program costs	99
Decrease in professional fees	(10,643)
Increase in printing fees	1,983
Increase in other payables	481

Net cash provided by operating activities	93,139,310

Cash flows used in financing activities:
Proceeds from shares issued	95,035,794
Cost of shares redeemed	(180,301,449)
Cash distributions paid to shareholders	(7,873,655)

Net cash used in financing activities	(93,139,310)

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Amounts designated as “–” are zero or have been rounded to zero.

Supplemental disclosure of cash flow information:

Non cash operating and financing activities not included herein consist of reinvestment of dividends and distributions of $122,681,351.

The accompanying notes are an integral part of these financial statements.

33

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Moderate Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.78	0.08	(0.06)	0.02	(0.09)	(0.76)	(0.85)	$9.95	0.37%		$129,617,569	0.55%	1.59%	0.55%	16.39%
Year Ended October 31, 2015	$11.35	0.18	(0.13)	0.05	(0.21)	(0.41)	(0.62)	$10.78	0.42%		$135,981,642	0.55%	1.68%	0.55%	12.98%
Year Ended October 31, 2014	$11.23	0.17	0.49	0.66	(0.19)	(0.35)	(0.54)	$11.35	6.08%		$143,271,556	0.54%	1.50%	0.54%	17.14%
Year Ended October 31, 2013	$9.93	0.17	1.36	1.53	(0.18)	(0.05)	(0.23)	$11.23	15.56%		$134,092,908	0.50%	1.58%	0.50%	32.04%
Year Ended October 31, 2012	$9.43	0.16	0.61	0.77	(0.22)	(0.05)	(0.27)	$9.93	8.38%		$114,304,018	0.49%	1.66%	0.49%	16.02%
Year Ended October 31, 2011	$9.23	0.17	0.20	0.37	(0.17)	–	(0.17)	$9.43	4.06%		$107,508,362	0.48%	1.82%	0.48%	14.28%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.59	0.04	(0.06)	(0.02)	(0.05)	(0.76)	(0.81)	$9.76	0.01%	(g)	$129,587,769	1.27%	0.86%	1.27%	16.39%
Year Ended October 31, 2015	$11.17	0.10	(0.14)	(0.04)	(0.13)	(0.41)	(0.54)	$10.59	(0.39%	)(g)	$135,414,362	1.27%	0.95%	1.27%	12.98%
Year Ended October 31, 2014	$11.06	0.09	0.48	0.57	(0.11)	(0.35)	(0.46)	$11.17	5.39%		$140,221,911	1.24%	0.81%	1.24%	17.14%
Year Ended October 31, 2013	$9.79	0.09	1.33	1.42	(0.10)	(0.05)	(0.15)	$11.06	14.68%		$137,680,905	1.19%	0.89%	1.19%	32.04%
Year Ended October 31, 2012	$9.25	0.09	0.60	0.69	(0.10)	(0.05)	(0.15)	$9.79	7.58%		$124,362,072	1.20%	0.97%	1.20%	16.02%
Year Ended October 31, 2011	$9.05	0.11	0.20	0.31	(0.11)	–	(0.11)	$9.25	3.37%		$129,312,497	1.21%	1.13%	1.21%	14.28%

Class R Shares (h)
Six Months Ended April 30, 2016 (Unaudited)	$10.54	0.06	(0.06)	–	(0.07)	(0.76)	(0.83)	$9.71	0.24%		$147,421,575	0.83%	1.30%	0.83%	16.39%
Year Ended October 31, 2015	$11.11	0.15	(0.13)	0.02	(0.18)	(0.41)	(0.59)	$10.54	0.15%		$157,858,210	0.82%	1.43%	0.82%	12.98%
Year Ended October 31, 2014	$11.00	0.14	0.47	0.61	(0.15)	(0.35)	(0.50)	$11.11	5.80%		$195,865,740	0.83%	1.23%	0.83%	17.14%
Year Ended October 31, 2013	$9.74	0.13	1.32	1.45	(0.14)	(0.05)	(0.19)	$11.00	15.06%		$207,910,628	0.84%	1.24%	0.84%	32.04%
Year Ended October 31, 2012	$9.20	0.12	0.60	0.72	(0.13)	(0.05)	(0.18)	$9.74	7.96%		$186,740,830	0.85%	1.31%	0.85%	16.02%
Year Ended October 31, 2011	$9.01	0.14	0.19	0.33	(0.14)	–	(0.14)	$9.20	3.67%		$174,027,334	0.85%	1.46%	0.85%	14.28%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.73	0.09	(0.06)	0.03	(0.10)	(0.76)	(0.86)	$9.90	0.50%		$4,853,338	0.27%	1.83%	0.27%	16.39%
Year Ended October 31, 2015	$11.30	0.19	(0.11)	0.08	(0.24)	(0.41)	(0.65)	$10.73	0.69%		$4,642,375	0.30%	1.78%	0.30%	12.98%
Period Ended October 31, 2014 (i)	$11.03	0.09	0.28	0.37	(0.10)	–	(0.10)	$11.30	3.35%		$4,576,528	0.22%	1.16%	0.22%	17.14%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.74	0.09	(0.06)	0.03	(0.11)	(0.76)	(0.87)	$9.90	0.47%		$379,446,389	0.18%	1.94%	0.18%	16.39%
Year Ended October 31, 2015	$11.31	0.22	(0.13)	0.09	(0.25)	(0.41)	(0.66)	$10.74	0.81%		$378,818,840	0.18%	2.03%	0.18%	12.98%
Year Ended October 31, 2014	$11.19	0.21	0.49	0.70	(0.23)	(0.35)	(0.58)	$11.31	6.47%		$343,231,738	0.18%	1.84%	0.18%	17.14%
Year Ended October 31, 2013	$9.90	0.20	1.35	1.55	(0.21)	(0.05)	(0.26)	$11.19	15.86%		$284,753,727	0.20%	1.86%	0.20%	32.04%
Year Ended October 31, 2012	$9.35	0.19	0.60	0.79	(0.19)	(0.05)	(0.24)	$9.90	8.64%		$219,767,806	0.20%	1.95%	0.20%	16.02%
Year Ended October 31, 2011	$9.15	0.19	0.21	0.40	(0.20)	–	(0.20)	$9.35	4.38%		$176,900,980	0.21%	2.06%	0.21%	14.28%

Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.73	0.08	(0.06)	0.02	(0.09)	(0.76)	(0.85)	$9.90	0.35%		$790,408,075	0.58%	1.55%	0.58%	16.39%
Year Ended October 31, 2015	$11.30	0.18	(0.13)	0.05	(0.21)	(0.41)	(0.62)	$10.73	0.39%		$863,020,205	0.58%	1.66%	0.58%	12.98%
Year Ended October 31, 2014	$11.18	0.16	0.49	0.65	(0.18)	(0.35)	(0.53)	$11.30	6.05%		$973,090,459	0.58%	1.48%	0.58%	17.14%
Year Ended October 31, 2013	$9.90	0.16	1.34	1.50	(0.17)	(0.05)	(0.22)	$11.18	15.30%		$992,441,693	0.60%	1.50%	0.60%	32.04%
Year Ended October 31, 2012	$9.34	0.15	0.61	0.76	(0.15)	(0.05)	(0.20)	$9.90	8.30%		$927,470,622	0.60%	1.56%	0.60%	16.02%
Year Ended October 31, 2011	$9.14	0.16	0.20	0.36	(0.16)	–	(0.16)	$9.34	3.96%		$897,059,520	0.61%	1.71%	0.61%	14.28%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(i)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

34

Fund Overview	Nationwide Investor Destinations Moderately Conservative Fund

Asset Allocation†

Fixed Income Funds	37.7%
Equity Funds	37.3%
Fixed Contract	16.9%
Alternative Assets	8.1%
Liabilities in excess of other assets††	0.0%
100.0%

Top Holdings†††

Nationwide Bond Index Fund, Institutional Class	19.9%
Nationwide Fixed Contract	16.9%
Nationwide S&P 500 Index Fund, Institutional Class	11.1%
Nationwide International Index Fund, Institutional Class	11.0%
Nationwide Portfolio Completion Fund, Institutional Class	8.1%
Nationwide HighMark Short Term Bond Fund, Institutional Class	7.8%
Nationwide Mid Cap Market Index Fund, Institutional Class	7.1%
Nationwide Ziegler Equity Income Fund, Institutional Class	6.1%
Nationwide Core Plus Bond Fund, Institutional Class	3.9%
Nationwide Amundi Global High Yield Fund, Institutional Class	3.1%
Other Holdings	5.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

35

Shareholder Expense Example	Nationwide Investor Destinations Moderately Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Moderately Conservative Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16(a)	Expense Ratio During Period (%) 11/01/15 - 04/30/16(a)
Class A Shares	Actual	(b)	1,000.00	1,010.10	2.70	0.54
	Hypothetical	(b)(c)	1,000.00	1,022.18	2.72	0.54
Class C Shares	Actual	(b)	1,000.00	1,007.60	6.39	1.28
	Hypothetical	(b)(c)	1,000.00	1,018.50	6.42	1.28
Class R Shares	Actual	(b)	1,000.00	1,009.60	4.25	0.85
	Hypothetical	(b)(c)	1,000.00	1,020.64	4.27	0.85
Institutional Service Class Shares	Actual	(b)	1,000.00	1,012.20	1.50	0.30
	Hypothetical	(b)(c)	1,000.00	1,023.37	1.51	0.30
Institutional Class Shares	Actual	(b)	1,000.00	1,011.90	1.00	0.20
	Hypothetical	(b)(c)	1,000.00	1,023.87	1.01	0.20
Service Class Shares	Actual	(b)	1,000.00	1,010.80	3.00	0.60
	Hypothetical	(b)(c)	1,000.00	1,021.88	3.02	0.60

(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

36

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Mutual Funds 83.1%

	Shares	Market Value

Alternative Assets 8.1%
Nationwide Portfolio Completion Fund, Institutional Class (a)	4,664,338	$43,658,201

Total Alternative Assets (cost $45,077,322)		43,658,201

Equity Funds 37.3%
Nationwide International Index Fund, Institutional Class (a)	8,113,552	59,796,878
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	2,267,572	38,253,945
Nationwide S&P 500 Index Fund, Institutional Class (a)	4,319,695	59,870,967
Nationwide Small Cap Index Fund, Institutional Class (a)	878,238	11,232,666
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	2,475,485	32,849,689

Total Equity Funds (cost $189,636,835)		202,004,145

Fixed Income Funds 37.7%
Nationwide Amundi Global High Yield Fund, Institutional Class (a)	1,663,692	16,636,922
Nationwide Bond Index Fund, Institutional Class (a)	9,602,589	107,645,028
Nationwide Core Plus Bond Fund, Institutional Class (a)	2,064,015	21,238,717
Nationwide Emerging Markets Debt Fund, Institutional Class (a)	526,274	5,541,670
Nationwide HighMark Short Term Bond Fund, Institutional Class (a)	4,237,704	42,419,422
Nationwide Inflation-Protected Securities Fund, Institutional Class * (a)	1,068,238	10,404,633

Total Fixed Income Funds (cost $206,289,686)		203,886,392

Total Mutual Funds (cost $441,003,843)		449,548,738

Fixed Contract 16.9%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.15% (a)(b)(c)	$91,192,257	$91,192,257

Total Fixed Contract (cost $91,192,257)		91,192,257

Total Investments (cost $532,196,100) (d) — 100.0%		540,740,995

Liabilities in excess of other assets — 0.0%†		(209,779)

NET ASSETS — 100.0%		$540,531,216

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

37

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund
Assets:
Investments in affiliates, at value (cost $532,196,100)	$540,740,995
Receivable for investments sold	808,748
Receivable for capital shares issued	190,128
Prepaid expenses	49,690

Total Assets	541,789,561

Liabilities:
Payable for capital shares redeemed	950,853
Accrued expenses and other payables:
Investment advisory fees	57,612
Fund administration fees	13,582
Distribution fees	133,741
Administrative servicing fees	73,627
Accounting and transfer agent fees	5,149
Trustee fees	1,069
Custodian fees	3,818
Compliance program costs (Note 3)	256
Professional fees	9,334
Printing fees	9,304

Total Liabilities	1,258,345

Net Assets	$540,531,216

Represented by:
Capital	$525,949,774
Accumulated undistributed net investment income	70,182
Accumulated net realized gains from affiliated investments	5,966,365
Net unrealized appreciation/(depreciation) from investments in affiliates	8,544,895

Net Assets	$540,531,216

Net Assets:
Class A Shares	$54,841,465
Class C Shares	60,568,713
Class R Shares	63,148,120
Institutional Service Class Shares	2,780,157
Institutional Class Shares	131,136,675
Service Class Shares	228,056,086

Total	$540,531,216

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	5,473,440
Class C Shares	6,077,774
Class R Shares	6,292,357
Institutional Service Class Shares	275,600
Institutional Class Shares	12,954,798
Service Class Shares	22,629,967

Total	53,703,936

38

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.02
Class C Shares (b)	$9.97
Class R Shares	$10.04
Institutional Service Class Shares	$10.09
Institutional Class Shares	$10.12
Service Class Shares	$10.08
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.63

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

39

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$4,617,865
Interest income from affiliate	1,397,443

Total Income	6,015,308

EXPENSES:
Investment advisory fees	347,422
Fund administration fees	81,527
Distribution fees Class A	67,577
Distribution fees Class C	294,606
Distribution fees Class R	159,048
Distribution fees Service Class	288,277
Administrative servicing fees Class A	24,293
Administrative servicing fees Class C	23,568
Administrative servicing fees Class R	47,715
Administrative servicing fees Institutional Service Class	1,369
Administrative servicing fees Service Class	172,968
Registration and filing fees	36,932
Professional fees	16,041
Printing fees	9,023
Trustee fees	8,010
Custodian fees	10,187
Accounting and transfer agent fees	20,761
Compliance program costs (Note 3)	1,223
Other	11,083

Total Expenses	1,621,630

NET INVESTMENT INCOME	4,393,678

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	12,788,841
Net realized gains from investment transactions with affiliates	1,868,137

Net realized gains from affiliated investments	14,656,978

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(14,083,535)

Net realized/unrealized gains from affiliated investments	573,443

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,967,121

The accompanying notes are an integral part of these financial statements.

40

Statements of Changes in Net Assets

	Nationwide Investor Destinations Moderately Conservative Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$4,393,678	$9,576,251
Net realized gains from affiliated investments	14,656,978	21,601,733
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(14,083,535)	(26,084,151)

Change in net assets resulting from operations	4,967,121	5,093,833

Distributions to Shareholders From:
Net investment income:
Class A	(511,197)	(1,095,535)
Class C	(345,432)	(681,619)
Class R	(498,912)	(1,235,988)
Institutional Service Class	(29,079)	(53,930)
Institutional Class	(1,373,395)	(2,671,289)
Service Class	(2,086,359)	(4,931,524)
Net realized gains:
Class A	(1,789,237)	(1,291,485)
Class C	(1,936,721)	(1,218,189)
Class R	(2,084,564)	(1,773,871)
Institutional Service Class	(92,442)	(45,759)
Institutional Class	(3,982,056)	(2,484,438)
Service Class	(7,574,047)	(5,936,701)

Change in net assets from shareholder distributions	(22,303,441)	(23,420,328)

Change in net assets from capital transactions	1,647,442	(20,965,513)

Change in net assets	(15,688,878)	(39,292,008)

Net Assets:
Beginning of period	556,220,094	595,512,102

End of period	$540,531,216	$556,220,094

Accumulated undistributed net investment income at end of period	$70,182	$520,878

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$6,442,042	$15,048,518
Dividends reinvested	1,862,512	1,837,207
Cost of shares redeemed	(6,983,746)	(18,482,879)

Total Class A Shares	1,320,808	(1,597,154)

Class C Shares
Proceeds from shares issued	6,773,027	15,396,503
Dividends reinvested	1,591,446	1,237,674
Cost of shares redeemed	(5,957,171)	(10,080,767)

Total Class C Shares	2,407,302	6,553,410

Class R Shares
Proceeds from shares issued	4,255,564	5,735,651
Dividends reinvested	2,478,248	2,913,827
Cost of shares redeemed	(8,151,512)	(23,194,858)

Total Class R Shares	(1,417,700)	(14,545,380)

41

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Conservative Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$619,272	$2,532,516
Dividends reinvested	75,589	36,675
Cost of shares redeemed	(844,050)	(1,557,188)

Total Institutional Service Class Shares	(149,189)	1,012,003

Institutional Class Shares
Proceeds from shares issued	15,477,385	35,690,455
Dividends reinvested	5,355,451	5,155,426
Cost of shares redeemed	(11,746,457)	(22,834,577)

Total Institutional Class Shares	9,086,379	18,011,304

Service Class Shares
Proceeds from shares issued	11,480,936	26,255,449
Dividends reinvested	9,660,271	10,868,225
Cost of shares redeemed	(30,741,365)	(67,523,370)

Total Service Class Shares	(9,600,158)	(30,399,696)

Change in net assets from capital transactions	$1,647,442	$(20,965,513)

SHARE TRANSACTIONS:
Class A Shares
Issued	651,905	1,436,288
Reinvested	190,581	176,915
Redeemed	(712,352)	(1,767,494)

Total Class A Shares	130,134	(154,291)

Class C Shares
Issued	686,301	1,479,142
Reinvested	163,544	119,624
Redeemed	(604,537)	(968,797)

Total Class C Shares	245,308	629,969

Class R Shares
Issued	433,944	546,501
Reinvested	253,084	279,949
Redeemed	(827,854)	(2,214,958)

Total Class R Shares	(140,826)	(1,388,508)

Institutional Service Class Shares
Issued	62,265	243,279
Reinvested	7,687	3,513
Redeemed	(85,159)	(148,524)

Total Institutional Service Class Shares	(15,207)	98,268

Institutional Class Shares
Issued	1,541,231	3,381,122
Reinvested	542,450	491,823
Redeemed	(1,164,627)	(2,163,330)

Total Institutional Class Shares	919,054	1,709,615

42

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Moderately Conservative Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	1,157,165	2,492,698
Reinvested	982,536	1,040,461
Redeemed	(3,099,797)	(6,418,783)

Total Service Class Shares	(960,096)	(2,885,624)

Total change in shares	178,367	(1,990,571)

The accompanying notes are an integral part of these financial statements.

43

Statement of Cash Flows

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund
DECREASE IN CASH
Cash flows provided by operating activities:
Net increase in net assets from operations	$4,967,121
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided by operating activities:
Purchase of affiliated investments	(82,575,454)
Proceeds from disposition of affiliated investments	87,404,347
Reinvestment of interest income from affiliates	(1,397,443)
Change in unrealized (appreciation)/depreciation from investments in affiliates	14,083,535
Net realized gain from investment transactions with affiliates	(1,868,137)
Increase in receivable for investments sold	(348,294)
Increase in prepaid expenses	(15,303)
Decrease in investment advisory fees	(3,444)
Decrease in fund administration fees	(600)
Decrease in distribution fees	(8,553)
Decrease in administrative servicing fees	(4,041)
Increase in accounting and transfer agent fees	890
Decrease in trustee fees	(296)
Increase in custodian fees	1,944
Increase in compliance program costs	37
Decrease in professional fees	(8,073)
Increase in printing fees	2,770
Decrease in other payables	(368)

Net cash provided by operating activities	20,230,638

Cash flows used in financing activities:
Proceeds from shares issued	45,336,531
Cost of shares redeemed	(64,287,245)
Cash distributions paid to shareholders	(1,279,924)

Net cash used in financing activities	(20,230,638)

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Amounts designated as “–” are zero or have been rounded to zero.

Supplemental disclosure of cash flow information:

Non cash operating and financing activities not included herein consist of reinvestment of dividends and distributions of $21,023,517.

The accompanying notes are an integral part of these financial statements.

44

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Moderately Conservative Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.35	0.08	0.01	0.09	(0.09)	(0.33)	(0.42)	$10.02	1.01%	$54,841,465	0.54%	1.72%	0.54%	15.27%
Year Ended October 31, 2015	$10.68	0.18	(0.08)	0.10	(0.20)	(0.23)	(0.43)	$10.35	0.95%	$55,283,435	0.58%	1.70%	0.58%	13.81%
Year Ended October 31, 2014	$11.11	0.16	0.35	0.51	(0.18)	(0.76)	(0.94)	$10.68	4.95%	$58,734,361	0.57%	1.54%	0.57%	18.14%
Year Ended October 31, 2013	$10.46	0.17	0.81	0.98	(0.18)	(0.15)	(0.33)	$11.11	9.59%	$48,814,648	0.52%	1.58%	0.52%	36.85%
Year Ended October 31, 2012	$10.08	0.18	0.49	0.67	(0.19)	(0.10)	(0.29)	$10.46	6.81%	$44,422,496	0.51%	1.80%	0.51%	20.61%
Year Ended October 31, 2011	$9.86	0.20	0.22	0.42	(0.20)	–	(0.20)	$10.08	4.31%	$36,925,502	0.49%	1.99%	0.49%	17.89%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.29	0.05	0.02	0.07	(0.06)	(0.33)	(0.39)	$9.97	0.76%	$60,568,713	1.28%	0.97%	1.28%	15.27%
Year Ended October 31, 2015	$10.63	0.10	(0.08)	0.02	(0.13)	(0.23)	(0.36)	$10.29	0.15%	$60,039,930	1.28%	0.96%	1.28%	13.81%
Year Ended October 31, 2014	$11.07	0.09	0.34	0.43	(0.11)	(0.76)	(0.87)	$10.63	4.17%	$55,313,487	1.26%	0.84%	1.26%	18.14%
Year Ended October 31, 2013	$10.42	0.10	0.81	0.91	(0.11)	(0.15)	(0.26)	$11.07	8.88%	$46,881,793	1.21%	0.90%	1.21%	36.85%
Year Ended October 31, 2012	$10.04	0.11	0.49	0.60	(0.12)	(0.10)	(0.22)	$10.42	6.09%	$41,368,353	1.22%	1.10%	1.22%	20.61%
Year Ended October 31, 2011	$9.82	0.13	0.22	0.35	(0.13)	–	(0.13)	$10.04	3.55%	$38,970,245	1.22%	1.27%	1.22%	17.89%

Class R Shares (g)
Six Months Ended April 30, 2016 (Unaudited)	$10.36	0.07	0.02	0.09	(0.08)	(0.33)	(0.41)	$10.04	0.96%	$63,148,120	0.85%	1.40%	0.85%	15.27%
Year Ended October 31, 2015	$10.70	0.15	(0.09)	0.06	(0.17)	(0.23)	(0.40)	$10.36	0.57%	$66,666,515	0.84%	1.45%	0.84%	13.81%
Year Ended October 31, 2014	$11.13	0.13	0.35	0.48	(0.15)	(0.76)	(0.91)	$10.70	4.63%	$83,675,301	0.86%	1.27%	0.86%	18.14%
Year Ended October 31, 2013	$10.47	0.13	0.83	0.96	(0.15)	(0.15)	(0.30)	$11.13	9.30%	$88,286,612	0.86%	1.25%	0.86%	36.85%
Year Ended October 31, 2012	$10.09	0.15	0.48	0.63	(0.15)	(0.10)	(0.25)	$10.47	6.43%	$85,855,793	0.86%	1.45%	0.86%	20.61%
Year Ended October 31, 2011	$9.87	0.16	0.23	0.39	(0.17)	–	(0.17)	$10.09	3.92%	$80,556,773	0.87%	1.61%	0.87%	17.89%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.41	0.10	0.01	0.11	(0.10)	(0.33)	(0.43)	$10.09	1.22%	$2,780,157	0.30%	1.99%	0.30%	15.27%
Year Ended October 31, 2015	$10.75	0.19	(0.07)	0.12	(0.23)	(0.23)	(0.46)	$10.41	1.12%	$3,028,431	0.32%	1.84%	0.32%	13.81%
Period Ended October 31, 2014 (h)	$10.53	0.10	0.22	0.32	(0.10)	–	(0.10)	$10.75	3.06%	$2,070,270	0.24%	1.37%	0.24%	18.14%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.45	0.10	0.01	0.11	(0.11)	(0.33)	(0.44)	$10.12	1.19%	$131,136,675	0.20%	2.04%	0.20%	15.27%
Year Ended October 31, 2015	$10.79	0.22	(0.09)	0.13	(0.24)	(0.23)	(0.47)	$10.45	1.23%	$125,766,263	0.20%	2.04%	0.20%	13.81%
Year Ended October 31, 2014	$11.21	0.20	0.36	0.56	(0.22)	(0.76)	(0.98)	$10.79	5.38%	$111,372,125	0.21%	1.89%	0.21%	18.14%
Year Ended October 31, 2013	$10.55	0.20	0.82	1.02	(0.21)	(0.15)	(0.36)	$11.21	9.93%	$93,302,759	0.21%	1.88%	0.21%	36.85%
Year Ended October 31, 2012	$10.16	0.22	0.49	0.71	(0.22)	(0.10)	(0.32)	$10.55	7.17%	$70,457,429	0.22%	2.09%	0.22%	20.61%
Year Ended October 31, 2011	$9.94	0.23	0.22	0.45	(0.23)	–	(0.23)	$10.16	4.55%	$54,326,098	0.22%	2.21%	0.22%	17.89%

Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.40	0.08	0.02	0.10	(0.09)	(0.33)	(0.42)	$10.08	1.08%	$228,056,086	0.60%	1.65%	0.60%	15.27%
Year Ended October 31, 2015	$10.74	0.18	(0.09)	0.09	(0.20)	(0.23)	(0.43)	$10.40	0.82%	$245,435,520	0.60%	1.67%	0.60%	13.81%
Year Ended October 31, 2014	$11.17	0.16	0.34	0.50	(0.17)	(0.76)	(0.93)	$10.74	4.88%	$284,346,558	0.61%	1.52%	0.61%	18.14%
Year Ended October 31, 2013	$10.51	0.16	0.82	0.98	(0.17)	(0.15)	(0.32)	$11.17	9.53%	$301,635,705	0.61%	1.50%	0.61%	36.85%
Year Ended October 31, 2012	$10.12	0.17	0.50	0.67	(0.18)	(0.10)	(0.28)	$10.51	6.77%	$303,997,111	0.62%	1.70%	0.62%	20.61%
Year Ended October 31, 2011	$9.90	0.19	0.22	0.41	(0.19)	–	(0.19)	$10.12	4.15%	$290,405,875	0.62%	1.86%	0.62%	17.89%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

45

Fund Overview	Nationwide Investor Destinations Conservative Fund

Asset Allocation†

Fixed Income Funds	52.2%
Fixed Contract	23.9%
Equity Funds	16.8%
Alternative Assets	6.9%
Other assets in excess of liabilities	0.2%
100.0%

Top Holdings††

Nationwide Bond Index Fund, Institutional Class	27.0%
Nationwide Fixed Contract	23.9%
Nationwide HighMark Short Term Bond Fund, Institutional Class	14.0%
Nationwide Portfolio Completion Fund, Institutional Class	6.9%
Nationwide Ziegler Equity Income Fund, Institutional Class	4.9%
Nationwide Inflation-Protected Securities Fund, Institutional Class	4.0%
Nationwide International Index Fund, Institutional Class	4.0%
Nationwide Core Plus Bond Fund, Institutional Class	4.0%
Nationwide Mid Cap Market Index Fund, Institutional Class	4.0%
Nationwide S&P 500 Index Fund, Institutional Class	3.0%
Other Holdings	4.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

46

Shareholder Expense Example	Nationwide Investor Destinations Conservative Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Investor Destinations Conservative Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16(a)	Expense Ratio During Period (%) 11/01/15 - 04/30/16(a)
Class A Shares	Actual	(b)	1,000.00	1,015.60	2.71	0.54
	Hypothetical(b)(c)		1,000.00	1,022.18	2.72	0.54
Class C Shares	Actual	(b)	1,000.00	1,012.00	6.40	1.28
	Hypothetical(b)(c)		1,000.00	1,018.50	6.42	1.28
Class R Shares	Actual	(b)	1,000.00	1,013.90	4.31	0.86
	Hypothetical(b)(c)		1,000.00	1,020.59	4.32	0.86
Institutional Service Class Shares	Actual	(b)	1,000.00	1,016.70	1.50	0.30
	Hypothetical(b)(c)		1,000.00	1,023.37	1.51	0.30
Institutional Class Shares	Actual	(b)	1,000.00	1,017.20	1.00	0.20
	Hypothetical(b)(c)		1,000.00	1,023.87	1.01	0.20
Service Class Shares	Actual	(b)	1,000.00	1,015.10	3.01	0.60
	Hypothetical(b)(c)		1,000.00	1,021.88	3.02	0.60
(a)	Expenses are based on the direct expenses of the Fund and do not include the effect of the underlying Funds’ expenses, which are disclosed in the Fee and Expense table and described more fully in a footnote to that table in your Fund Prospectus.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(c)	Represents the hypothetical 5% return before expenses.

47

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Mutual Funds 75.9%

	Shares	Market Value

Alternative Assets 6.9%
Nationwide Portfolio Completion Fund, Institutional Class (a)	4,463,689	$41,780,131

Total Alternative Assets (cost $42,631,401)		41,780,131

Equity Funds 16.8%
Nationwide International Index Fund, Institutional Class (a)	3,254,232	23,983,692
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,412,418	23,827,488
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,282,021	17,768,806
Nationwide Small Cap Index Fund, Institutional Class (a)	470,694	6,020,179
Nationwide Ziegler Equity Income Fund, Institutional Class (a)	2,238,361	29,703,051

Total Equity Funds (cost $99,506,082)		101,303,216

Fixed Income Funds 52.2%
Nationwide Amundi Global High Yield Fund, Institutional Class (a)	1,367,828	13,678,284
Nationwide Bond Index Fund, Institutional Class (a)	14,493,170	162,468,440
Nationwide Core Plus Bond Fund, Institutional Class (a)	2,327,662	23,951,644
Nationwide Emerging Markets Debt Fund, Institutional Class (a)	567,289	5,973,549
Nationwide HighMark Short Term Bond Fund, Institutional Class (a)	8,388,120	83,965,080
Nationwide Inflation-Protected Securities Fund, Institutional Class * (a)	2,465,530	24,014,261

Total Fixed Income Funds (cost $315,917,528)		314,051,258

Total Mutual Funds (cost $458,055,011)		457,134,605

Fixed Contract 23.9%

	Principal Amount	Market Value

Nationwide Fixed Contract, 3.15% (a)(b)(c)	$143,765,404	$143,765,404

Total Fixed Contract (cost $143,765,404)		143,765,404

Total Investments (cost $601,820,415) (d) — 99.8%		600,900,009

Other assets in excess of liabilities — 0.2%		1,338,191

NET ASSETS — 100.0%		$602,238,200

*	Denotes a non-income producing security.

(a)	Investment in affiliate.

(b)	Fair valued security.

(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. Please refer to Note 2(a) for additional information on the contract.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

48

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Investor Destinations Conservative Fund
Assets:
Investments in affiliates, at value (cost $601,820,415)	$600,900,009
Receivable for investments sold	695,351
Receivable for capital shares issued	3,342,837
Prepaid expenses	55,340

Total Assets	604,993,537

Liabilities:
Payable for capital shares redeemed	2,399,440
Accrued expenses and other payables:
Investment advisory fees	63,030
Fund administration fees	14,478
Distribution fees	174,220
Administrative servicing fees	78,648
Accounting and transfer agent fees	4,943
Trustee fees	965
Custodian fees	3,241
Compliance program costs (Note 3)	219
Professional fees	8,665
Printing fees	7,488

Total Liabilities	2,755,337

Net Assets	$602,238,200

Represented by:
Capital	$598,973,833
Accumulated undistributed net investment income	374,770
Accumulated net realized gains from affiliated investments	3,810,003
Net unrealized appreciation/(depreciation) from investments in affiliates	(920,406)

Net Assets	$602,238,200

Net Assets:
Class A Shares	$117,286,984
Class C Shares	125,710,599
Class R Shares	40,304,045
Institutional Service Class Shares	76,812,136
Institutional Class Shares	83,264,055
Service Class Shares	158,860,381

Total	$602,238,200

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	11,644,524
Class C Shares	12,542,935
Class R Shares	4,010,846
Institutional Service Class Shares	7,604,305
Institutional Class Shares	8,224,776
Service Class Shares	15,725,690

Total	59,753,076

49

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Investor Destinations Conservative Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.07
Class C Shares (b)	$10.02
Class R Shares	$10.05
Institutional Service Class Shares	$10.10
Institutional Class Shares	$10.12
Service Class Shares	$10.10
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.68

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

50

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Investor Destinations Conservative Fund
INVESTMENT INCOME:
Dividend income from affiliates	$4,089,635
Interest income from affiliate	2,122,154

Total Income	6,211,789

EXPENSES:
Investment advisory fees	360,275
Fund administration fees	83,656
Distribution fees Class A	122,154
Distribution fees Class C	580,051
Distribution fees Class R	101,385
Distribution fees Service Class	201,548
Administrative servicing fees Class A	43,975
Administrative servicing fees Class C	46,404
Administrative servicing fees Class R	30,416
Administrative servicing fees Institutional Service Class	28,868
Administrative servicing fees Service Class	115,930
Registration and filing fees	40,491
Professional fees	16,148
Printing fees	12,561
Trustee fees	8,211
Custodian fees	10,143
Accounting and transfer agent fees	22,946
Compliance program costs (Note 3)	1,269
Other	11,201

Total Expenses	1,837,632

NET INVESTMENT INCOME	4,374,157

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gain distributions from underlying affiliated funds	6,099,860
Net realized losses from investment transactions with affiliates	(536,961)

Net realized gains from affiliated investments	5,562,899

Net change in unrealized appreciation/(depreciation) from investments in affiliates	(1,033,634)

Net realized/unrealized gains from affiliated investments	4,529,265

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,903,422

The accompanying notes are an integral part of these financial statements.

51

Statements of Changes in Net Assets

	Nationwide Investor Destinations Conservative Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$4,374,157	$7,886,473
Net realized gains from affiliated investments	5,562,899	7,493,952
Net change in unrealized appreciation/(depreciation) from investments in affiliates	(1,033,634)	(11,238,820)

Change in net assets resulting from operations	8,903,422	4,141,605

Distributions to Shareholders From:
Net investment income:
Class A	(864,402)	(1,466,599)
Class C	(655,067)	(991,519)
Class R	(305,790)	(723,432)
Institutional Service Class	(594,751)	(473,886)
Institutional Class	(878,817)	(1,619,267)
Service Class	(1,418,054)	(3,242,327)
Net realized gains:
Class A	(1,162,677)	(523,127)
Class C	(1,467,611)	(521,314)
Class R	(530,642)	(330,763)
Institutional Service Class	(662,272)	(108,727)
Institutional Class	(1,042,945)	(462,873)
Service Class	(2,120,545)	(1,254,724)

Change in net assets from shareholder distributions	(11,703,573)	(11,718,558)

Change in net assets from capital transactions	58,908,427	81,305,812

Change in net assets	56,108,276	73,728,859

Net Assets:
Beginning of period	546,129,924	472,401,065

End of period	$602,238,200	$546,129,924

Accumulated undistributed net investment income at end of period	$374,770	$717,494

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$54,013,273	$43,846,332
Dividends reinvested	1,757,031	1,731,656
Cost of shares redeemed	(27,851,632)	(36,090,466)

Total Class A Shares	27,918,672	9,487,522

Class C Shares
Proceeds from shares issued	29,219,127	56,416,317
Dividends reinvested	1,641,467	1,097,750
Cost of shares redeemed	(15,491,277)	(17,473,571)

Total Class C Shares	15,369,317	40,040,496

Class R Shares
Proceeds from shares issued	5,567,783	5,612,488
Dividends reinvested	825,353	1,038,886
Cost of shares redeemed	(8,284,701)	(15,365,211)

Total Class R Shares	(1,891,565)	(8,713,837)

52

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Conservative Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$39,719,029	$42,971,110
Dividends reinvested	745,326	304,967
Cost of shares redeemed	(9,785,768)	(10,489,751)

Total Institutional Service Class Shares	30,678,587	32,786,326

Institutional Class Shares
Proceeds from shares issued	13,713,463	39,834,695
Dividends reinvested	1,921,544	2,079,757
Cost of shares redeemed	(15,510,530)	(26,338,763)

Total Institutional Class Shares	124,477	15,575,689

Service Class Shares
Proceeds from shares issued	12,202,502	45,022,914
Dividends reinvested	3,537,883	4,496,137
Cost of shares redeemed	(29,031,446)	(57,389,435)

Total Service Class Shares	(13,291,061)	(7,870,384)

Change in net assets from capital transactions	$58,908,427	$81,305,812

SHARE TRANSACTIONS:
Class A Shares
Issued	5,435,032	4,295,969
Reinvested	178,375	170,469
Redeemed	(2,799,680)	(3,529,602)

Total Class A Shares	2,813,727	936,836

Class C Shares
Issued	2,953,326	5,550,664
Reinvested	167,394	108,468
Redeemed	(1,566,930)	(1,720,860)

Total Class C Shares	1,553,790	3,938,272

Class R Shares
Issued	560,208	550,323
Reinvested	83,983	102,401
Redeemed	(833,466)	(1,510,525)

Total Class R Shares	(189,275)	(857,801)

Institutional Service Class Shares
Issued	3,987,761	4,217,931
Reinvested	75,409	30,009
Redeemed	(986,901)	(1,023,868)

Total Institutional Service Class Shares	3,076,269	3,224,072

Institutional Class Shares
Issued	1,371,656	3,884,374
Reinvested	194,078	203,953
Redeemed	(1,552,103)	(2,569,936)

Total Institutional Class Shares	13,631	1,518,391

53

Statements of Changes in Net Assets (Continued)

	Nationwide Investor Destinations Conservative Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	1,224,823	4,390,452
Reinvested	358,132	441,169
Redeemed	(2,917,716)	(5,606,664)

Total Service Class Shares	(1,334,761)	(775,043)

Total change in shares	5,933,381	7,984,727

The accompanying notes are an integral part of these financial statements.

54

Statement of Cash Flows

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Investor Destinations Conservative Fund
DECREASE IN CASH
Cash flows used in operating activities:
Net increase in net assets from operations	$8,903,422
Adjustments to reconcile net increase/decrease in net assets from operations to net cash used in operating activities:
Purchase of affiliated investments	(127,609,993)
Proceeds from disposition of affiliated investments	72,565,074
Reinvestment of interest income from affiliates	(2,122,154)
Change in unrealized (appreciation)/depreciation from investments in affiliates	1,033,634
Net realized loss from investment transactions with affiliates	536,961
Increase in receivable for investments sold	(695,351)
Increase in prepaid expenses	(17,603)
Decrease in payable for investments purchased	(432,307)
Increase in investment advisory fees	3,630
Increase in fund administration fees	569
Increase in distribution fees	8,177
Increase in administrative servicing fees	9,199
Increase in accounting and transfer agent fees	611
Decrease in trustee fees	(362)
Increase in custodian fees	1,795
Increase in compliance program costs	27
Decrease in professional fees	(8,183)
Decrease in printing fees	(605)
Decrease in other payables	(487)

Net cash used in operating activities	(47,823,946)

Cash flows provided by financing activities:
Proceeds from shares issued	153,256,002
Cost of shares redeemed	(104,157,087)
Cash distributions paid to shareholders	(1,274,969)

Net cash provided by financing activities	47,823,946

Net decrease in cash	–

Cash:
Beginning of period	–

End of period	$–

Amounts designated as “–” are zero or have been rounded to zero.

Supplemental disclosure of cash flow information:

Non cash operating and financing activities not included herein consist of reinvestment of dividends and distributions of $10,428,604.

The accompanying notes are an integral part of these financial statements.

55

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Investor Destinations Conservative Fund

	Operations				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.14	0.08	0.07	0.15	(0.09)	(0.13)	(0.22)	$10.07	1.56%	$117,286,984	0.54%	1.68%	0.54%	12.93%
Year Ended October 31, 2015	$10.30	0.17	(0.08)	0.09	(0.18)	(0.07)	(0.25)	$10.14	0.91%	$89,550,546	0.55%	1.69%	0.55%	15.91%
Year Ended October 31, 2014	$10.62	0.15	0.22	0.37	(0.17)	(0.52)	(0.69)	$10.30	3.70%	$81,289,282	0.57%	1.51%	0.57%	25.03%
Year Ended October 31, 2013	$10.55	0.16	0.27	0.43	(0.18)	(0.18)	(0.36)	$10.62	4.17%	$61,383,390	0.55%	1.57%	0.55%	39.16%
Year Ended October 31, 2012	$10.32	0.19	0.31	0.50	(0.20)	(0.07)	(0.27)	$10.55	4.89%	$51,231,565	0.52%	1.87%	0.52%	15.75%
Year Ended October 31, 2011	$10.18	0.21	0.14	0.35	(0.21)	–	(0.21)	$10.32	3.51%	$34,889,691	0.50%	2.04%	0.50%	17.28%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.09	0.05	0.07	0.12	(0.06)	(0.13)	(0.19)	$10.02	1.20%	$125,710,599	1.28%	0.96%	1.28%	12.93%
Year Ended October 31, 2015	$10.25	0.09	(0.07)	0.02	(0.11)	(0.07)	(0.18)	$10.09	0.21%	$110,901,426	1.29%	0.92%	1.29%	15.91%
Year Ended October 31, 2014	$10.58	0.08	0.21	0.29	(0.10)	(0.52)	(0.62)	$10.25	2.91%	$72,301,458	1.27%	0.81%	1.27%	25.03%
Year Ended October 31, 2013	$10.51	0.09	0.27	0.36	(0.11)	(0.18)	(0.29)	$10.58	3.49%	$50,139,130	1.23%	0.87%	1.23%	39.16%
Year Ended October 31, 2012	$10.28	0.12	0.30	0.42	(0.12)	(0.07)	(0.19)	$10.51	4.17%	$43,051,481	1.23%	1.17%	1.23%	15.75%
Year Ended October 31, 2011	$10.15	0.14	0.13	0.27	(0.14)	–	(0.14)	$10.28	2.63%	$33,770,729	1.24%	1.33%	1.24%	17.28%

Class R Shares (g)
Six Months Ended April 30, 2016 (Unaudited)	$10.12	0.07	0.07	0.14	(0.08)	(0.13)	(0.21)	$10.05	1.39%	$40,304,045	0.86%	1.39%	0.86%	12.93%
Year Ended October 31, 2015	$10.27	0.14	(0.07)	0.07	(0.15)	(0.07)	(0.22)	$10.12	0.67%	$42,487,159	0.86%	1.39%	0.86%	15.91%
Year Ended October 31, 2014	$10.60	0.13	0.19	0.32	(0.13)	(0.52)	(0.65)	$10.27	3.28%	$51,948,486	0.87%	1.23%	0.87%	25.03%
Year Ended October 31, 2013	$10.52	0.13	0.27	0.40	(0.14)	(0.18)	(0.32)	$10.60	3.92%	$58,782,811	0.88%	1.24%	0.88%	39.16%
Year Ended October 31, 2012	$10.29	0.16	0.30	0.46	(0.16)	(0.07)	(0.23)	$10.52	4.52%	$64,893,180	0.88%	1.52%	0.88%	15.75%
Year Ended October 31, 2011	$10.15	0.17	0.14	0.31	(0.17)	–	(0.17)	$10.29	3.10%	$60,593,403	0.88%	1.67%	0.88%	17.28%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.17	0.10	0.06	0.16	(0.10)	(0.13)	(0.23)	$10.10	1.67%	$76,812,136	0.30%	1.93%	0.30%	12.93%
Year Ended October 31, 2015	$10.33	0.19	(0.07)	0.12	(0.21)	(0.07)	(0.28)	$10.17	1.17%	$46,044,533	0.31%	1.87%	0.31%	15.91%
Period Ended October 31, 2014 (h)	$10.18	0.11	0.14	0.25	(0.10)	–	(0.10)	$10.33	2.51%	$13,465,257	0.25%	1.64%	0.25%	25.03%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.19	0.10	0.07	0.17	(0.11)	(0.13)	(0.24)	$10.12	1.72%	$83,264,055	0.20%	2.04%	0.20%	12.93%
Year Ended October 31, 2015	$10.35	0.21	(0.08)	0.13	(0.22)	(0.07)	(0.29)	$10.19	1.25%	$83,673,339	0.21%	2.02%	0.21%	15.91%
Year Ended October 31, 2014	$10.67	0.19	0.21	0.40	(0.20)	(0.52)	(0.72)	$10.35	4.04%	$69,248,334	0.22%	1.87%	0.22%	25.03%
Year Ended October 31, 2013	$10.59	0.20	0.27	0.47	(0.21)	(0.18)	(0.39)	$10.67	4.58%	$63,938,645	0.23%	1.86%	0.23%	39.16%
Year Ended October 31, 2012	$10.36	0.23	0.30	0.53	(0.23)	(0.07)	(0.30)	$10.59	5.16%	$47,775,938	0.23%	2.16%	0.23%	15.75%
Year Ended October 31, 2011	$10.22	0.24	0.14	0.38	(0.24)	–	(0.24)	$10.36	3.75%	$36,683,488	0.24%	2.31%	0.24%	17.28%

Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.17	0.08	0.07	0.15	(0.09)	(0.13)	(0.22)	$10.10	1.51%	$158,860,381	0.60%	1.65%	0.60%	12.93%
Year Ended October 31, 2015	$10.32	0.17	(0.07)	0.10	(0.18)	(0.07)	(0.25)	$10.17	0.94%	$173,472,921	0.61%	1.63%	0.61%	15.91%
Year Ended October 31, 2014	$10.65	0.15	0.20	0.35	(0.16)	(0.52)	(0.68)	$10.32	3.52%	$184,148,248	0.63%	1.48%	0.63%	25.03%
Year Ended October 31, 2013	$10.57	0.16	0.27	0.43	(0.17)	(0.18)	(0.35)	$10.65	4.16%	$194,028,941	0.63%	1.49%	0.63%	39.16%
Year Ended October 31, 2012	$10.34	0.18	0.30	0.48	(0.18)	(0.07)	(0.25)	$10.57	4.75%	$221,292,727	0.63%	1.77%	0.63%	15.75%
Year Ended October 31, 2011	$10.20	0.20	0.14	0.34	(0.20)	–	(0.20)	$10.34	3.35%	$218,800,000	0.64%	1.93%	0.64%	17.28%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	For the period from March 4, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 3, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

56

Notes to Financial Statements

April 30, 2016 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2016, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”). Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

-	Nationwide Investor Destinations Aggressive Fund (“Investor Destinations Aggressive”)
-	Nationwide Investor Destinations Moderately Aggressive Fund (“Investor Destinations Moderately Aggressive”)
-	Nationwide Investor Destinations Moderate Fund (“Investor Destinations Moderate”)
-	Nationwide Investor Destinations Moderately Conservative Fund (“Investor Destinations Moderately Conservative”)
-	Nationwide Investor Destinations Conservative Fund (“Investor Destinations Conservative”)

Each of the Funds operates as a “fund of funds,” which means that each of the Funds pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust (“Underlying Funds”). The Underlying Funds typically invest in stocks, bonds, and other securities. Each of the Funds, except Investor Destinations Aggressive, may also invest in an unregistered fixed interest contract (the “Nationwide Fixed Contract”) issued by Nationwide Life Insurance Company (“NLIC”).

The Funds currently offer Class A, Class C, Class R, Service Class, Institutional Service Class and Institutional Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Each of the Funds is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for

57

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund and are generally categorized as Level 1 investments within the hierarchy.

Investor Destinations Moderate, Investor Destinations Moderately Conservative, and Investor Destinations Conservative currently invest in the Nationwide Fixed Contract. The Nationwide Fixed Contract is a fixed interest rate contract issued and guaranteed by NLIC. This contract has a stable principal value and pays a Fund a rate of interest, which is currently adjusted on a quarterly basis. For the period from November 1, 2015 through December 31, 2015, the rate was 3.30%. For the period from January 1, 2016 through March 31, 2016, the rate was 3.25%. For the period from April 1, 2016 through April 30, 2016, the rate was 3.15%. From May 1, 2016 through March 31, 2017, the rate will be no less than 1.50% per annum. Effective April 1, 2017, the rate will be no less than 0.00% per annum. NLIC may revise the interest rate on the Nationwide Fixed Contract at its discretion. Because the contract is guaranteed by NLIC, assuming no default, a Fund receives no more or less than the guaranteed principal amount. NFA can redeem on a daily basis at par all or a portion of each Fund’s investment in the Nationwide Fixed Contract. The par value is calculated each day by the summation of the following factors: (i) prior day’s par value; (ii) prior day’s interest accrued (par multiplied by guaranteed fixed rate); and (iii) current day net purchase or redemption.

At April 30, 2016, 100% of the market value of Investor Destinations Aggressive and Investor Destinations Moderately Aggressive was determined based on Level 1 inputs.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2016. Please refer to the Statements of Investments for additional information on portfolio holdings.

Investor Destinations Moderate

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$155,200,120	$155,200,120
Mutual Funds	1,426,858,260	—	—	1,426,858,260
Total	$1,426,858,260	$—	$155,200,120	$1,582,058,380

58

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Investor Destinations Moderately Conservative

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$91,192,257	$91,192,257
Mutual Funds	449,548,738	—	—	449,548,738
Total	$449,548,738	$—	$91,192,257	$540,740,995

Investor Destinations Conservative

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$143,765,404	$143,765,404
Mutual Funds	457,134,605	—	—	457,134,605
Total	$457,134,605	$—	$143,765,404	$600,900,009

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended April 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Investor Destinations Moderate

	Fixed Contract	Total
Balance as of 10/31/15	$134,243,622	$134,243,622
Interest Income from Affiliate	2,179,989	2,179,989
Purchases	33,482,379	33,482,379
Sales	(14,705,870)	(14,705,870)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/16	$155,200,120	$155,200,120

Investor Destinations Moderately Conservative

	Fixed Contract	Total
Balance as of 10/31/15	$88,609,884	$88,609,884
Interest Income from Affiliate	1,397,443	1,397,443
Purchases	7,813,641	7,813,641
Sales	(6,628,711)	(6,628,711)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/16	$91,192,257	$91,192,257

59

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Investor Destinations Conservative

	Fixed Contract	Total
Balance as of 10/31/15	$130,435,078	$130,435,078
Interest Income from Affiliate	2,122,154	2,122,154
Purchases	19,002,836	19,002,836
Sales	(7,794,664)	(7,794,664)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/16	$143,765,404	$143,765,404

The following table represents the Funds’ Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	3.15% -3.30%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*	NFA can increase or redeem all or a portion of each Funds’ investment in the Nationwide Fixed Contract on a daily basis at par. The Funds cannot assign or transfer their interest in the Nationwide Fixed Contract to any party. If a Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Funds or NLIC have the ability to terminate their investments in the Nationwide Fixed Contract at their discretion. The Fair Value Committee (“FVC”) continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The following are the valuation policies of the Underlying Funds:

Securities for which market-based quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at NAV as reported by such company. Equity securities and shares of registered open-end management investment companies valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

60

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a FVC to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to- maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

(b)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations.

(c)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

61

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(d)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. A Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, that Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Each Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which it invests. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

Each Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to a Fund’s NAV and financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e)	Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Funds define Cash and Cash Equivalents as cash, money market funds and other investments held in lieu of cash.

(f)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. Each Fund pays NFA an investment advisory fee of 0.13% per year based on the Fund’s average daily net assets. For the six months ended April 30, 2016, the Funds effective advisory fee rate was 0.13%.

62

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding 0.25% for each share class until February 28, 2017.

NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to a Fund was made. However, no reimbursement may be made unless: (i) a Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2016, the Funds had no cumulative potential reimbursements which could be reimbursed to NFA and therefore no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds, and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended April 30, 2016, NFM received $712,837 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2016, the Funds’ aggregate portion of such costs amounted to $12,578.

63

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% of Class A shares, 1.00% of Class C shares, 0.50% of Class R shares, and 0.25% of Service Class shares of each Fund. Institutional Class and Institutional Service Class shares do not pay a distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds’ Class A sales charges range from 0.00% to 5.75% based on the amount purchased. During the six months ended April 30, 2016, the Funds imposed front-end sales charges of $1,034,807. From these fees, NFD retained a portion amounting to $122,215.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2016, the Funds imposed CDSCs of $2,256. NFD retained all of the CDSCs imposed by the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at cost at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, Class R, Institutional Service Class, and Service Class shares of each Fund.

For the six months ended April 30, 2016, the effective rates for administrative services fees were as follows:

Fund	Class A	Class C	Class R	Institutional Service Class	Service Class
Investor Destinations Aggressive	0.11%	0.09%	0.15%	0.11%	0.15%
Investor Destinations Moderately Aggressive	0.11	0.09	0.15	0.13	0.15
Investor Destinations Moderate	0.12	0.08	0.14	0.09	0.15
Investor Destinations Moderately Conservative	0.09	0.08	0.15	0.10	0.15
Investor Destinations Conservative	0.09	0.08	0.15	0.10	0.14
For the six months ended April 30, 2016, each Fund’s total administrative services fees were as follows:

Fund	Amount
Investor Destinations Aggressive	$637,722
Investor Destinations Moderately Aggressive	1,011,956
Investor Destinations Moderate	841,109
Investor Destinations Moderately Conservative	269,913
Investor Destinations Conservative	265,593

64

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

As of April 30, 2016, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Investor Destinations Aggressive	40.85%
Investor Destinations Moderately Aggressive	33.53
Investor Destinations Moderate	27.86
Investor Destinations Moderately Conservative	20.57
Investor Destinations Conservative	10.99

Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of the Fund. Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.

4.  Investments in Affiliated Issuers

Each of the Funds invests in Institutional Class shares of the Underlying Funds, and each of the Funds (except Investor Destinations Aggressive) can invest in the Nationwide Contract. The Funds’ transactions in the shares of Underlying Funds and in the Nationwide Fixed Contract during the six months ended April 30, 2016 were as follows:

Investor Destinations Aggressive

Affiliated Issuer	Market Value at October 31, 2015	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2016
Nationwide Portfolio Completion Fund	$115,072,270	$783,891	$29,135,482	$—	$(2,695,305)	$—	$87,020,787
Nationwide Bailard Emerging Markets Equity Fund	32,522,660	3,101,973	1,842,455	299,685	(625,461)	—	33,295,223
Nationwide International Index Fund	324,530,286	19,579,071	10,982,142	3,374,888	649,229	2,827,126	316,677,746
Nationwide Mid Cap Market Index Fund	162,679,062	18,835,192	12,134,809	1,187,007	1,913,233	17,336,183	153,352,311
Nationwide S&P 500 Index Fund	341,125,091	43,872,703	27,113,206	4,323,023	6,984,341	28,588,759	326,022,599
Nationwide Small Cap Index Fund	137,598,827	17,393,967	17,098,027	1,029,714	7,695,511	13,237,188	120,598,625
Nationwide Amundi Global High Yield Fund(a)	—	35,942,944	2,685,496	717,520	(176,473)	—	33,174,884
Nationwide Bond Index Fund	23,534,389	—	23,449,656	6,164	(1,006,248)	—	—
Nationwide Core Plus Bond Fund	23,648,550	128,155	23,656,740	126,374	(73,569)	1,862	—
Nationwide Emerging Markets Debt Fund(b)	—	20,599,761	—	112,277	—	—	21,687,148

65

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Investor Destinations Moderately Aggressive

Affiliated Issuer	Market Value at October 31, 2015	Purchases at Cost	Sales Proceeds	Dividend Income	Realized Gain/ (Loss)	Capital Gain Distributions	Market Value at April 30, 2016
Nationwide Portfolio Completion Fund	$226,643,889	$1,184,073	$49,695,962	$—	$(4,575,697)	$—	$179,176,093
Nationwide Bailard Emerging Markets Equity Fund	35,349,397	3,937,486	1,724,223	325,854	(587,801)	—	37,089,638
Nationwide International Index Fund	474,160,821	29,536,579	14,509,469	4,940,746	1,496,819	4,132,141	465,482,491
Nationwide Mid Cap Market Index Fund	228,502,636	27,549,489	17,405,849	1,667,166	8,535,639	24,302,128	216,424,977
Nationwide S&P 500 Index Fund	479,353,115	47,128,802	33,570,846	6,056,179	8,257,127	40,306,869	447,316,296
Nationwide Small Cap Index Fund	169,053,219	22,246,805	25,035,297	1,261,515	(362,065)	16,285,179	144,672,819
Nationwide Ziegler Equity Income Fund	39,403,984	16,968,283	2,296,777	612,678	225,222	605,792	54,421,974
Nationwide Amundi Global High Yield Fund(a)	—	58,040,654	3,019,440	1,178,496	(193,824)	—	54,982,621
Nationwide Bond Index Fund	150,557,027	4,285,342	66,923,767	1,137,288	(3,466,811)	526,814	88,444,313
Nationwide Core Plus Bond Fund	94,969,982	1,717,694	26,846,852	1,338,776	(111,915)	14,692	70,244,282
Nationwide Emerging Markets Debt Fund(b)	—	34,156,312	—	186,165	—	—	35,959,302

66

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Investor Destinations Moderate

Affiliated Issuer	Market Value at October 31, 2015	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2016
Nationwide Portfolio Completion Fund	$233,950,712	$1,035,412	$60,692,436	$—	$(5,446,163)	$—	$175,017,420
Nationwide Bailard Emerging Markets Equity Fund	15,518,055	1,886,409	374,699	137,555	(125,639)	—	16,887,980
Nationwide International Index Fund	299,517,570	26,832,972	10,496,743	3,149,779	3,310,833	2,625,167	301,273,443
Nationwide Mid Cap Market Index Fund	150,815,601	33,598,999	11,963,563	1,137,112	6,151,655	16,093,267	159,202,437
Nationwide S&P 500 Index Fund	322,280,564	32,671,363	52,428,600	3,981,138	23,081,864	27,289,000	269,795,322
Nationwide Small Cap Index Fund	82,798,593	10,899,635	18,178,534	609,350	2,958,028	7,978,329	64,312,541
Nationwide Ziegler Equity Income Fund	52,013,557	31,238,757	4,173,857	858,089	425,579	792,397	80,127,523
Nationwide Amundi Global High Yield Fund(a)	—	51,863,909	3,337,462	1,044,287	(194,917)	—	48,497,558
Nationwide Bond Index Fund	199,472,906	6,387,471	51,499,229	1,997,140	(3,027,552)	933,017	155,532,060
Nationwide Core Plus Bond Fund	84,181,069	1,041,015	23,268,185	1,030,521	(23,863)	10,495	62,390,092
Nationwide Emerging Markets Debt Fund(b)	—	30,549,458	—	166,506	—	—	32,162,055
Nationwide Highmark Short Term Bond Fund	67,578,938	442,711	6,568,051	442,710	(94,409)	—	61,659,829
Nationwide Inflation-Protected Securities Fund	34,119,865	—	34,603,382	—	(1,561,754)	—	—
Nationwide Fixed Contract	134,243,622	33,482,379	14,705,870	2,179,989	—	—	155,200,120

67

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Investor Destinations Moderately Conservative

Affiliated Issuer	Market Value at October 31, 2015	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2016
Nationwide Portfolio Completion Fund	$55,617,965	$635,560	$12,885,077	$—	$(1,130,153)	$—	$43,658,201
Nationwide International Index Fund	55,980,027	9,622,790	3,503,394	589,896	159,795	486,106	59,796,878
Nationwide Mid Cap Market Index Fund	33,055,294	10,703,490	2,862,465	258,046	277,310	3,565,073	38,253,945
Nationwide S&P 500 Index Fund	73,152,627	9,393,842	15,222,603	899,866	3,111,243	6,184,192	59,870,967
Nationwide Small Cap Index Fund	16,130,065	2,646,485	5,144,823	118,161	531,364	1,580,509	11,232,666
Nationwide Ziegler Equity Income Fund	22,721,958	11,284,810	1,472,786	364,736	160,950	347,180	32,849,689
Nationwide Amundi Global High Yield Fund(a)	—	17,422,478	809,357	355,139	(37,606)	—	16,636,922
Nationwide Bond Index Fund	121,616,344	6,902,180	21,763,084	1,354,740	(709,851)	622,296	107,645,028
Nationwide Core Plus Bond Fund	28,027,082	422,072	7,368,119	349,340	(1,656)	3,485	21,238,717
Nationwide Emerging Markets Debt Fund(b)	—	5,263,812	—	28,690	—	—	5,541,670
Nationwide HighMark Short Term Bond Fund	44,554,022	393,582	2,682,867	299,251	(34,682)	—	42,419,422
Nationwide Inflation-Protected Securities Fund	16,922,575	70,712	7,061,061	—	(458,577)	—	10,404,633
Nationwide Fixed Contract	88,609,884	7,813,641	6,628,711	1,397,443	—	—	91,192,257

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Investor Destinations Conservative

Affiliated Issuer	Market Value at October 31, 2015	Purchases at Cost	Sales Proceeds	Dividend/ Interest Income	Realized Gain/(Loss)	Capital Gain Distributions	Market Value at April 30, 2016
Nationwide Portfolio Completion Fund	$43,312,345	$4,166,091	$6,252,944	$—	$(535,606)	$—	$41,780,131
Nationwide International Index Fund	22,178,716	4,793,381	2,005,467	235,504	171,729	195,722	23,983,692
Nationwide Mid Cap Market Index Fund	16,772,071	10,198,735	2,210,304	137,600	468,214	1,818,225	23,827,488
Nationwide S&P 500 Index Fund	28,019,778	6,958,734	14,022,854	322,630	460,737	2,365,081	17,768,806
Nationwide Small Cap Index Fund	5,598,737	1,537,489	511,257	43,785	(61,950)	544,781	6,020,179
Nationwide Ziegler Equity Income Fund	22,638,122	9,584,115	2,652,525	336,749	261,049	343,289	29,703,051
Nationwide Amundi Global High Yield Fund(a)	—	14,491,199	880,646	243,220	(4,291)	—	13,678,284
Nationwide Bond Index Fund	152,365,227	24,873,144	16,210,139	1,888,642	(502,560)	829,319	162,468,440
Nationwide Core Plus Bond Fund	26,820,355	2,682,484	5,753,715	359,777	3,067	3,443	23,951,644
Nationwide Emerging Markets Debt Fund(b)	—	5,677,180	—	30,926	—	—	5,973,549
Nationwide Highmark Short Term Bond Fund	64,962,031	20,873,741	2,288,430	490,802	(27,339)	—	83,965,080
Nationwide Inflation-Protected Securities Fund	32,201,071	2,770,864	11,982,129	—	(770,011)	—	24,014,261
Nationwide Fixed Contract	130,435,078	19,002,836	7,794,664	2,122,154	—	—	143,765,404

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Nationwide Amundi Global High Yield Fund commenced operations on November 3, 2015.
(b)	Nationwide Emerging Markets Debt Fund commenced operations on March 1, 2016.

Further information about each Underlying Fund (excluding the Nationwide Fixed Contract, which is not a mutual fund) may be found in such Underlying Fund’s most recent semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds.

5.  Line of Credit

The Trust and NVIT (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to

69

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the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. The line of credit is renewed annually, and next expires on July 14, 2016. During the six months ended April 30, 2016, the Funds had no borrowings under the line of credit.

6.  Investment Transactions

For the six months ended April 30, 2016, purchases and sales of investments (excluding short-term securities) were as follows:

Fund	Purchases	Sales
Investor Destinations Aggressive	$160,237,657	$148,098,013
Investor Destinations Moderately Aggressive	246,751,519	241,028,482
Investor Destinations Moderate	261,930,490	292,290,611
Investor Destinations Moderately Conservative	82,575,454	87,404,347
Investor Destinations Conservative	127,609,993	72,565,074

7.  Portfolio Investment Risks from Underlying Funds

Information about the risks of an investment in each Underlying Fund may be found in such Underlying Fund’s semiannual report to shareholders, which is available at www.nationwide.com/mutualfunds. Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such Underlying Fund’s semiannual report to shareholders.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Other

As of April 30, 2016, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Investor Destinations Aggressive	54.99%	4
Investor Destinations Moderately Aggressive	64.61	5
Investor Destinations Moderate	51.36	4
Investor Destinations Moderately Conservative	43.11	3
Investor Destinations Conservative	10.25	1

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10.  Federal Tax Information

As of April 30, 2016, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Investor Destinations Aggressive	$1,027,557,702	$83,562,899	$(19,291,278)	$64,271,621
Investor Destinations Moderate Aggressive	1,687,952,878	134,516,050	(28,254,122)	106,261,928
Investor Destinations Moderate	1,545,903,197	55,860,315	(19,705,132)	36,155,183
Investor Destinations Moderately Conservative	540,259,676	8,462,106	(7,980,787)	481,319
Investor Destinations Conservative	604,459,894	2,370,526	(5,930,411)	(3,559,885)

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Supplemental Information

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Nationwide Investor Destinations Aggressive Fund

Nationwide Investor Destinations Moderately Aggressive Fund

Nationwide Investor Destinations Moderate Fund

Nationwide Investor Destinations Moderately Conservative Fund

Nationwide Investor Destinations Conservative Fund

Renewal of Advisory Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2016 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2015) compared with performance universes created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”);

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●

Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation and information regarding payments to financial intermediaries;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2016, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2016 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendation with respect to the renewal of the Advisory Agreements and the bases for that recommendation. The Trustees also met

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telephonically with Independent Legal Counsel in advance of the January 2016 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2016 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2016 Board meeting, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to the requests made by the Trustees in connection with the January 2016 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Investor Destinations Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the Adviser’s investment strategies. In evaluating the Advisory Agreement for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic and financial analysis and its asset allocation methodology;

●

The Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed the total return investment performance of each of the Investor Destinations Funds as well as the performance of peer groups of funds over various time periods. The Trustees noted that each of the Funds, except for Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations Conservative Fund, ranked within the top three quintiles of its performance universe for the three-year period ended August 31, 2015. The Trustees considered that Nationwide Investor Destinations Moderately Conservative Fund and Nationwide Investor Destinations Conservative Fund each ranked in the 5th quintile of its performance universe for the three-year period ended August 31, 2015 and ranked in the 2nd and 1st quintiles, respectively, for the one-year period ended August 31, 2015. In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s portfolio management personnel during the course of the year, as to factors contributing to the Funds’ underperformance and any efforts and plans to address the Fund’s underperformance. The Trustees considered the Adviser’s statements that the Funds’ assets are allocated among different asset classes, in relatively stable percentages over time, in order to achieve a target level of risk and asset exposure and that the Adviser does not change the Funds’ asset allocations actively or frequently in response to short-term changes in market conditions and other factors, as may be the case for other asset allocation funds. The Trustees considered the Adviser’s statement that the Funds’ underperformance was the result of their relatively conservative asset allocations in a market that generally has rewarded more aggressive investment approaches, but that the Funds’ asset allocations and underlying investments have performed as the Adviser anticipated. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory

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April 30, 2016 (Unaudited)

Agreements, that the Adviser’s explanation regarding the Funds’ investment performance was sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

The Trustees noted the Adviser’s view that the Investor Destinations Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) provide a more meaningful comparison of the Funds’ fees relative to their peers than a comparison of advisory fees principally due to the fact that many of the Funds’ peers, which are also funds of funds, do not charge an advisory fee at all. The Trustees noted that all of the Investor Destinations Funds’ total expense ratios (excluding 12b-1/non-12b-1 fees) were ranked in the first quintile of their expense groups. In addition, the Trustees noted that for all of the Funds except Nationwide Investor Destinations Moderately Conservative Fund, which ranked in the fourth quintile of its Broadridge expense group in respect of its actual advisory fees, there was an insufficient number of peer funds to provide quintile rankings in respect of these Funds’ actual advisory fees. As to Nationwide Investor Destinations Moderately Conservative Fund, the Trustees considered the Adviser’s statement that the Fund’s actual advisory fee was two basis points over the 60th percentile of its Broadridge expense group. The Trustees also considered the actual advisory fee rates and total expense ratios (excluding 12b-1/non-12b-1 fees) of the underlying funds in which the Funds invest.

The Trustees also considered whether the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Funds. The Trustees noted that the advisory fee rate schedules for the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the advisory fee rates of the underlying funds if the assets of those underlying funds increase over certain thresholds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might be appropriate there, as well, in light of any economies related to the asset allocation function that are not appropriately shared through breakpoints at the underlying fund level.

-        -        -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

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Management Information

April 30, 2016

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 55 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	118	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.

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April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	118

Director of

Dentsply

International,

Inc. (dental

products)

from 2002 to present, Ultralife

Batteries, Inc. from

2004 to 2010,

Albany International

Corp. (paper

industry)

from 2005 to 2013,

Terex Corporation

(construction

equipment) from 2004 to present, and Minerals

Technology,

Inc. (specialty

chemicals) from 2005 to 2014.

					Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	118	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

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April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	118	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	118	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	118	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

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Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	118	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	118	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

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Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	118

Director of Nationwide

Mutual Insurance Company

2001-present

Director of Nationwide

Mutual Fire Insurance Company

2001-present

Director of Nationwide

Corporation

2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide

Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

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Management Information (Continued)

April 30, 2016

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Thomas R. Hickey 1952	Senior Vice President, Head of Asset Strategies and Portfolio Manager since December 2015	Mr. Hickey is Head of Asset Strategies and Portfolio Manager for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Michael M. Russo 1968	Senior Vice President, Head of Manager Strategies since December 2015	Mr. Russo is Associate Vice President and Head of Manager Strategies for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

80

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays US 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays 7-Year Municipal Bond Index: An unmanaged index that consists of a broad selection of investment-grade general obligation and revenue bonds with maturities of approximately seven years.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of fixed-rate investment-grade municipal bonds with a minimum credit rating of Baa3 and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays US Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays US Treasury Inflation-Protected Securities (TIPS) IndexSM (Series-L): An unmanaged, market capitalization-weighted index that measures the performance of all U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued U.S. TIPS with a remaining maturity of at least one year and $250 million or more in outstanding face value.

BofA Merrill Lynch (BofAML) AAA US Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index: An unmanaged, market value-weighted index that measures the performance of U.S. dollar-denominated, below-investment-grade (based on an average of ratings by Moody’s, S&P and Fitch), fixed-rate, publicly issued, coupon-bearing corporate debt with at least 18 months to final maturity at issuance and a remaining maturity of at least one year as of the index rebalancing date. Each issue must have an outstanding par value of at least $100 million, must not be in default and is restricted to a maximum of 2% of the total index.

Note about BofA Merrill Lynch Indexes

Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services.

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill). ©2016 Citigroup Index LLC. All rights reserved.

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

81

Market Index Definitions (con’t.)

iMoneyNet™ Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

MSCI ACWI®: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

82

Market Index Definitions (con’t.)

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the technology sector and the Internet retail sub-industry from the consumer discretionary sector of the U.S. equity market.

83

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed-income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Common stock: Securities representing shares of ownership in a corporation.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

84

Glossary (con’t.)

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s investment adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued and/or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued and/or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

85

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. © 2016

SAR-ID (6/16)

Semiannual Report

April 30, 2016 (Unaudited)

Nationwide Mutual Funds

Fixed-Income Funds

Nationwide Bond Fund

Nationwide Core Plus Bond Fund

Nationwide Government Bond Fund

Nationwide HighMark Bond Fund

Nationwide HighMark California Intermediate Tax Free Bond Fund

Nationwide HighMark National Intermediate Tax Free Bond Fund

Nationwide HighMark Short Term Bond Fund

Nationwide High Yield Bond Fund

Nationwide Inflation-Protected Securities Fund

Nationwide Money Market Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2016

Dear Investor,

During the six months ended April 30, 2016, the global marketplace experienced a fair amount of uncertainty stemming from mixed economic indicators, instability in energy prices, a changing political landscape and concerns about interest rates. In the financial markets, uncertainty often is accompanied by volatility. Still, the U.S. economy continues to grow, albeit at a very moderate pace. The U.S. unemployment rate has improved, wages are slowly rising, and consumer balance sheets remain generally healthy.

Yet, uncertainty—and the anxiety that always accompanies it—lingers, causing investors to pause, seek safety and hold more cash-based investments. The onset of the frenetic U.S. presidential race adds a layer of anxiety to the markets, even though past presidential races have not affected the financial markets as much as investors might think.

We believe investors have many reasons to be optimistic about the future. While short-term market volatility, both run-ups and sell-offs, could likely persist throughout 2016, typically the best way to help ensure an all-weather approach to the markets is to pursue a diversified investment strategy. That strategy may include alternative investments and may provide opportunities across asset classes, geographies, maturities and quality.

In the six months ended April 30, 2016, the broad U.S. stock market as measured by the S&P 500® Index reported a 0.43 percent return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 2.82 percent for the same period. These returns represent slow, upward growth in the midst of change and uncertainty.

This report brings you a snapshot of recent market trends and your Fund’s performance for the six-month reporting period ended April 30, 2016, including your Fund’s specific holdings. As you review this report, it is important to evaluate your progress within the context of your financial plan.

Again, we believe the best way to reach your financial goals is to adhere to a disciplined investment strategy. We urge investors to seek opportunities based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth, an approach that has earned us a place in the Barron’s/Lipper Fund Family Ranking for another year.1 As we enter our 90th year of business, we feel confident in our ability to help investors navigate the markets for years to come. We appreciate your continued trust, and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

[1]

Barron’s The Best Fund Families of 2015 (February 6, 2016); Nationwide Fund Advisors ranked #14 in 2015; Barron’s is a trademark of Dow Jones & Co., L.P. All rights reserved. Barron’s is not affiliated with, and does not endorse the products or services of Nationwide Mutual Insurance Company.

1

Economic Review

During the semiannual period ended April 30, 2016, there was little direction in the returns of various asset classes. Domestic equities were slightly positive, with the S&P 500® Index (S&P 500) returning 0.43% for the reporting period. The positive return was due to the benefit of dividends, as the index actually declined during the period. International equities were mostly weak during the period as investors reacted to worries about global growth, with the MSCI EAFE® Index registering -3.07% and the MSCI Emerging Markets® Index -0.13%. Emerging markets outperformed developed markets after significant underperformance in the preceding year, as the U.S. dollar stabilized and commodity prices bottomed. Fixed-income investment returns rallied during the period, through a combination of lower long-term interest rates and stable credit spreads.

In the United States, equity markets gained during the reporting period despite a decelerating gross domestic product (GDP) growth rate, weak earnings and uncertainty around the timing of the Federal Reserve’s (Fed) interest rate cycle. The GDP growth rate was 1.4% during the fourth calendar quarter of 2015, down from 3.9% and 2.0% recorded in the second and third quarters of 2015, respectively. The GDP growth rate further decelerated to 0.5% in the first calendar quarter of 2016.

The Fed finally raised rates in December 2015, causing a sharp reaction in the equity markets. Following the Fed rate hike, the S&P 500 fell by more than 10% through mid-February 2016, before staging a nearly unprecedented rally as Fed officials dampened expectations for future hikes. The Fed rate hike also resulted in a substantial decline in interest rates, with the 10-year yield falling from 2.14% to 1.83% during the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period. The weakest month was January, with the index registering -4.96%; the brief downturn was offset by the Index’s 6.78% return in March. The best-performing sectors for the S&P 500 Index during the reporting period were telecommunication services, with 14.7%, and utilities, with 12.9%. These two sectors benefited from a search for yield, given the decline in interest rates. The weakest sectors during the period were information technology, which registered -4.4%, and financials, with -2.2%; these sectors were harmed by the uncertainty surrounding global growth. The performance in U.S. equities varied during the period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity remains relatively supportive for equity market returns.

U.S. economic activity remains relatively supportive for equity market returns. GDP growth and corporate profits are expected to accelerate throughout 2016. Inflation remains very low. The U.S. Consumer Price Index (CPI) was below 1.5% throughout the reporting period, and the core CPI (excludes food and energy) was below 2.5% compared with a year ago. The employment environment continues to be strong; during the reporting period, the unemployment rate was stable at 5% and wages began to improve.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance. The S&P 500 Index outperformed the MSCI EAFE Index in eight of the past nine quarters, and in 18 of the 28 quarters since the market bottom in 2009. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. The yield on 10-year Treasury bonds rose slightly from 2.19% to 2.30% during the reporting period.

Index	Semiannual Total Return (as of April 30, 2016)
Barclays U.S. 1-3 Year Government/Credit Bond	0.79%
Barclays U.S. 10-20 Year Treasury Bond	4.63%
Barclays Emerging Markets USD Aggregate Bond	4.59%
Barclays Municipal Bond	3.55%
Barclays U.S. Aggregate Bond	2.82%
Barclays U.S. Corporate High Yield	2.37%
MSCI EAFE®	-3.07%
MSCI Emerging Markets®	-0.13%
MSCI World ex USA	-2.19%
Russell 1000® Growth	-1.37%
Russell 1000® Value	1.93%
Russell 2000®	-1.90%
S&P 500®	0.43%

Source: Morningstar

3

Fund Overview	Nationwide Bond Fund

Asset Allocation†

U.S. Treasury Notes	50.2%
Corporate Bonds	39.7%
Commercial Mortgage Backed Securities	4.3%
Asset-Backed Securities	1.9%
Collateralized Mortgage Obligations	1.0%
U.S. Government Mortgage Backed Agencies	0.8%
Repurchase Agreements	0.7%
Yankee Dollars	0.5%
Municipal Bonds	0.4%
Mutual Fund	0.1%
Other assets in excess of liabilities	0.4%
100.0%

Top Industries††

Banks	5.1%
Electric Utilities	4.0%
Insurance	2.6%
Media	2.5%
Oil, Gas & Consumable Fuels	2.5%
Food Products	2.5%
Airlines	2.0%
Automobiles	1.8%
Gas Utilities	1.7%
Diversified Telecommunication Services	1.6%
Other Industries*	73.7%
100.0%

Top Holdings††

U.S. Treasury Notes, 2.75%, 02/15/24	9.6%
U.S. Treasury Notes, 2.50%, 05/15/24	9.4%
U.S. Treasury Notes, 2.38%, 08/15/24	9.3%
U.S. Treasury Notes, 1.38%, 03/31/20	8.6%
U.S. Treasury Notes, 1.38%, 02/29/20	6.8%
U.S. Treasury Notes, 2.00%, 08/15/25	6.4%
Wells Fargo Commercial Mortgage Trust, 3.31%, 05/15/48	0.9%
Commercial Mortgage Trust, 3.42%, 07/10/48	0.9%
Core Industrial Trust, 3.33%, 02/10/34	0.9%
UBS Group Funding Jersey Ltd., 3.00%, 04/15/21	0.9%
Other Holdings*	46.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	Nationwide Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bond Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	1,028.80	3.73	0.74
	Hypothetical	(a)(b)	1,000.00	1,021.18	3.72	0.74
Class C Shares	Actual	(a)	1,000.00	1,024.90	7.55	1.50
	Hypothetical	(a)(b)	1,000.00	1,017.40	7.52	1.50
Class R Shares	Actual	(a)	1,000.00	1,025.90	5.64	1.12
	Hypothetical	(a)(b)	1,000.00	1,019.29	5.62	1.12
Institutional Service Class Shares	Actual	(a)	1,000.00	1,030.00	2.47	0.49
	Hypothetical	(a)(b)	1,000.00	1,022.43	2.46	0.49
Institutional Class Shares	Actual	(a)	1,000.00	1,030.20	2.22	0.44
	Hypothetical	(a)(b)	1,000.00	1,022.68	2.21	0.44

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 1.9%

	Principal Amount	Market Value

Other 1.9%
Dryden 34 Senior Loan Fund, Series 2014-34A, Class A, 2.06%, 10/15/26 (a)(b)	$4,000,000	$3,989,488
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 09/21/40 (b)	3,331,635	3,349,059
Series 2015-3, Class A, 4.28%, 09/20/41	2,899,903	2,871,484
Residential Asset Mortgage Products, Inc., Series 2002-RS1, Class AI5, 5.91%, 01/25/32 (a)	275,427	279,447
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34 (c)	19,078	19,190

		10,508,668

Total Asset-Backed Securities (cost $10,527,026)		10,508,668

Collateralized Mortgage Obligations 1.0%
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34 (c)	103,157	104,552
Citigroup Mortgage Loan Trust, Series 2015-RP2, Class A1, 3.50%, 01/25/53 (a)(b)	3,284,403	3,318,664
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	492,021	420,548
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	147,930	131,562
Federal National Mortgage Association REMICS
Series 2003-33, Class LB, 5.50%, 05/25/23	867,146	945,915
Series 2009-42, Class AP, 4.50%, 03/25/39	552,525	589,073
MASTR Alternative Loans Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	460,416	403,183

Total Collateralized Mortgage Obligations (cost $5,871,314)		5,913,497

Commercial Mortgage Backed Securities 4.3%
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B, 5.90%, 12/10/49 (a)	845,976	842,680

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class B, 2.04%, 02/13/32 (a)(b)	$1,000,000	$986,647
Commercial Mortgage Trust, Series 2015-LC21, Class ASB, 3.42%, 07/10/48	5,000,000	5,222,891
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 02/10/34 (b)	4,980,000	5,036,669
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	1,683,123	1,711,791
GS Mortgage Securities Corp. II, Series 2006-GG8, Class AM, 5.59%, 11/10/39	1,000,000	1,010,745
Morgan Stanley Capital I, Inc., Series 2015-MS1, Class ASB, 3.46%, 05/15/48	4,000,000	4,205,235
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class ASB, 3.31%, 05/15/48	5,000,000	5,247,177

Total Commercial Mortgage Backed Securities (cost $24,192,218)		24,263,835

Corporate Bonds 39.7%
Aerospace & Defense 0.9%
Lockheed Martin Corp.,
3.55%, 01/15/26	1,250,000	1,340,006
Orbital ATK, Inc.,
5.25%, 10/01/21	1,000,000	1,047,500
United Technologies Corp.,
3.10%, 06/01/22	1,000,000	1,058,101
4.50%, 06/01/42	500,000	556,879
4.15%, 05/15/45	1,000,000	1,061,887

		5,064,373

Airlines 1.9%
Air Canada Pass Through Trust,
Series 2015-1, Class B, 3.88%, 03/15/23 (b)	3,880,235	3,744,427
American Airlines Pass Through Trust,
Series 2013-2, Class B, 5.60%, 07/15/20 (b)	885,067	903,874
Series 2015-2, Class B, 4.40%, 09/22/23	3,000,000	2,985,000
British Airways PLC,
Series 2013-1, Class B, 5.63%, 06/20/20 (b)	744,667	759,561

6

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Airlines (continued)
Continental Airlines Pass Through Trust,
Series 1997-4, Class B, 6.90%, 01/02/17	$34,873	$35,309
Series 2007-1, Class B, 6.90%, 04/19/22	600,298	622,809
Spirit Airlines Pass Through Trust,
Series 2015-1, Class A, 4.10%, 04/01/28	2,000,000	2,005,000

		11,055,980

Auto Components 0.2%
BorgWarner, Inc.,
3.38%, 03/15/25	1,000,000	987,202

Automobiles 1.8%
Ford Motor Credit Co. LLC,
2.94%, 01/08/19	2,000,000	2,048,722
3.16%, 08/04/20	2,000,000	2,048,690
3.10%, 05/04/23	2,000,000	1,992,600
Hyundai Capital America,
2.60%, 03/19/20 (b)	2,000,000	2,010,492
3.00%, 10/30/20 (b)	1,000,000	1,020,187
Hyundai Capital Services, Inc.,
3.50%, 09/13/17 (b)	1,000,000	1,022,112

		10,142,803

Banks 5.1%
Bank of America Corp.,
4.20%, 08/26/24	1,000,000	1,018,419
4.00%, 01/22/25	1,000,000	1,001,507
Series L, 3.95%, 04/21/25	1,750,000	1,747,643
Bank of America NA,
6.10%, 06/15/17	750,000	787,113
BPCE SA,
4.88%, 04/01/26 (b)	750,000	755,609
Citigroup, Inc.,
4.45%, 09/29/27	2,000,000	2,037,624
Citizens Financial Group, Inc.,
3.75%, 07/01/24	1,500,000	1,471,073
4.35%, 08/01/25	2,000,000	2,065,580
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
3.38%, 05/21/25	1,000,000	1,039,562
5.75%, 12/01/43	600,000	708,183
HSBC Holdings PLC,
5.25%, 03/14/44	750,000	798,463
Huntington Bancshares, Inc.,
7.00%, 12/15/20	500,000	581,294
JPMorgan Chase & Co.,
Series 1, 7.90%, 04/30/18 (d)	1,000,000	1,005,625
3.88%, 09/10/24	500,000	516,639
4.95%, 06/01/45	1,500,000	1,622,307
KeyBank NA,
3.30%, 06/01/25	3,000,000	3,102,015

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
National City Corp.,
6.88%, 05/15/19	$1,000,000	$1,130,964
PNC Bank NA,
2.70%, 11/01/22	1,418,000	1,421,294
Sovereign Bank,
8.75%, 05/30/18	750,000	840,953
UBS Group Funding Jersey Ltd.,
3.00%, 04/15/21 (b)	5,000,000	5,015,780

		28,667,647

Beverages 0.8%
Anheuser-Busch InBev Finance, Inc.,
3.30%, 02/01/23	1,000,000	1,042,192
3.65%, 02/01/26	1,000,000	1,054,095
4.90%, 02/01/46	1,000,000	1,134,058
Dr. Pepper Snapple Group, Inc.,
3.40%, 11/15/25	1,000,000	1,043,328

		4,273,673

Biotechnology 0.3%
Celgene Corp.,
2.88%, 08/15/20	1,000,000	1,035,680
4.63%, 05/15/44	650,000	669,442

		1,705,122

Capital Markets 0.9%
FMR LLC,
7.49%, 06/15/19 (b)	1,750,000	2,025,517
5.35%, 11/15/21 (b)	785,000	895,424
Morgan Stanley,
4.00%, 07/23/25	1,000,000	1,052,097
3.95%, 04/23/27	1,000,000	998,536

		4,971,574

Chemicals 1.1%
Ashland, Inc.,
4.75%, 08/15/22	1,000,000	1,005,750
Cytec Industries, Inc.,
3.95%, 05/01/25	600,000	585,960
Monsanto Co.,
2.85%, 04/15/25	1,000,000	986,815
Potash Corp. of Saskatchewan, Inc.,
3.00%, 04/01/25	2,500,000	2,444,827
Solvay Finance America LLC,
3.40%, 12/03/20 (b)	1,000,000	1,035,187

		6,058,539

Commercial Services & Supplies 0.2%
Clean Harbors, Inc.,
5.13%, 06/01/21	200,000	201,500
Waste Management, Inc.,
3.13%, 03/01/25	1,000,000	1,024,994

		1,226,494

7

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Finance 0.5%
Visa, Inc.,
3.15%, 12/14/25	$2,500,000	$2,621,093

Containers & Packaging 0.2%
Ball Corp.,
4.38%, 12/15/20	1,000,000	1,040,000

Diversified Financial Services 0.3%
GE Capital International Funding Co.,
2.34%, 11/15/20 (b)	1,429,000	1,462,033

Diversified Telecommunication Services 1.6%
AT&T, Inc.,
3.40%, 05/15/25	3,000,000	3,049,611
Qwest Corp.,
6.88%, 09/15/33	850,000	839,196
Verizon Communications, Inc.,
2.45%, 11/01/22	2,000,000	1,995,644
5.15%, 09/15/23	500,000	575,046
3.50%, 11/01/24	2,500,000	2,606,138

		9,065,635

Electric Utilities 3.9%
Alabama Power Co.,
2.80%, 04/01/25	2,000,000	2,039,168
Appalachian Power Co.,
3.40%, 06/01/25	1,000,000	1,025,417
Black Hills Corp.,
2.50%, 01/11/19	2,000,000	2,031,534
3.95%, 01/15/26	1,000,000	1,049,158
Duke Energy Corp.,
3.55%, 09/15/21	2,000,000	2,101,954
ITC Holdings Corp.,
3.65%, 06/15/24	3,000,000	3,079,833
Kansas City Power & Light Co.,
Series 09A, 7.15%, 04/01/19	1,000,000	1,146,245
Pacific Gas & Electric Co.,
2.95%, 03/01/26	1,000,000	1,023,889
Public Service Co. of Colorado,
2.90%, 05/15/25	3,000,000	3,100,614
Southern California Edison Co.,
1.85%, 02/01/22	1,457,143	1,437,479
Southwestern Electric Power Co.,
Series J, 3.90%, 04/01/45	750,000	700,107
WEC Energy Group, Inc.,
3.55%, 06/15/25	2,500,000	2,635,692
Xcel Energy, Inc.,
3.30%, 06/01/25	1,000,000	1,035,985

		22,407,075

Energy Equipment & Services 0.3%
Schlumberger Holdings Corp.,
4.00%, 12/21/25 (b)	1,250,000	1,335,135

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy Equipment & Services (continued)
SESI LLC,
6.38%, 05/01/19	$200,000	$186,540
Weatherford International Ltd.,
6.75%, 09/15/40	500,000	380,000

		1,901,675

Food & Staples Retailing 0.7%
CVS Pass-Through Trust,
6.94%, 01/10/30	1,963,293	2,321,799
Sysco Corp.,
3.75%, 10/01/25	1,000,000	1,059,749
Walgreens Boots Alliance, Inc.,
2.70%, 11/18/19	500,000	516,978

		3,898,526

Food Products 2.5%
ConAgra Foods, Inc.,
4.95%, 08/15/20	1,946,000	2,112,338
Grupo Bimbo SAB de CV,
3.88%, 06/27/24 (b)	1,000,000	1,020,004
HJ Heinz Co.,
2.80%, 07/02/20 (b)	3,000,000	3,087,174
JM Smucker Co. (The),
3.50%, 03/15/25	2,500,000	2,622,783
Kraft Foods Group, Inc.,
5.38%, 02/10/20	1,000,000	1,125,408
Kraft Heinz Foods Co.,
3.95%, 07/15/25 (b)	1,000,000	1,067,806
Post Holdings, Inc.,
6.75%, 12/01/21 (b)	200,000	209,626
7.75%, 03/15/24 (b)	250,000	271,875
Tyson Foods, Inc.,
2.65%, 08/15/19	850,000	872,563
3.95%, 08/15/24	1,750,000	1,889,365

		14,278,942

Gas Utilities 1.7%
AGL Capital Corp.,
3.88%, 11/15/25	1,250,000	1,290,398
Boardwalk Pipelines LP,
5.75%, 09/15/19	750,000	777,340
3.38%, 02/01/23	1,300,000	1,142,956
4.95%, 12/15/24	250,000	233,059
Energy Transfer Equity LP,
5.50%, 06/01/27	1,000,000	858,270
Enterprise Products Operating LLC,
3.70%, 02/15/26	1,000,000	1,017,120
Kinder Morgan Energy Partners LP,
5.00%, 10/01/21	2,000,000	2,071,454
3.95%, 09/01/22	1,000,000	987,618
Kinder Morgan, Inc.,
5.05%, 02/15/46	700,000	621,510
Spectra Energy Partners LP,
4.60%, 06/15/21	500,000	533,932

		9,533,657

8

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services 0.7%
Express Scripts Holding Co.,
3.30%, 02/25/21	$2,000,000	$2,063,834
4.75%, 11/15/21	500,000	549,742
HCA, Inc.,
6.50%, 02/15/20	500,000	553,750
Medtronic, Inc.,
3.50%, 03/15/25	1,000,000	1,072,584

		4,239,910

Household Durables 0.5%
Newell Brands, Inc.,
3.85%, 04/01/23	1,000,000	1,045,617
5.00%, 11/15/23 (b)	560,000	590,912
4.20%, 04/01/26	1,000,000	1,056,491

		2,693,020

Industrial Conglomerates 0.8%
Eaton Corp.,
8.88%, 06/15/19	1,000,000	1,176,566
General Electric Capital Corp.,
4.65%, 10/17/21	358,000	406,906
Siemens Financieringsmaatschappij NV,
2.90%, 05/27/22 (b)	2,000,000	2,092,726
3.25%, 05/27/25 (b)	1,000,000	1,059,626

		4,735,824

Insurance 2.6%
Aflac, Inc.,
2.40%, 03/16/20	2,000,000	2,056,798
Five Corners Funding Trust,
4.42%, 11/15/23 (b)	3,250,000	3,450,187
Liberty Mutual Group, Inc.,
4.95%, 05/01/22 (b)	850,000	924,277
Metropolitan Life Global Funding I,
2.00%, 04/14/20 (b)	3,500,000	3,481,551
Oil Insurance Ltd.,
3.61%, 06/02/16 (b)(d)	1,000,000	900,000
TIAA Asset Management Finance Co. LLC,
4.13%, 11/01/24 (b)	3,700,000	3,822,389

		14,635,202

Machinery 0.1%
Huntington Ingalls Industries, Inc.,
5.00%, 12/15/21 (b)	500,000	524,065

Media 2.5%
21st Century Fox America, Inc.,
3.70%, 10/15/25	1,000,000	1,070,829
CBS Corp.,
3.50%, 01/15/25	500,000	515,920
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 02/15/23	500,000	512,500

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
CCO Safari II LLC,
4.91%, 07/23/25 (b)	$2,500,000	$2,695,117
CCOH Safari LLC,
5.75%, 02/15/26 (b)	600,000	619,500
Comcast Corp.,
3.38%, 08/15/25	3,000,000	3,203,391
Discovery Communications LLC,
4.90%, 03/11/26	1,500,000	1,577,047
Sirius XM Radio, Inc.,
4.25%, 05/15/20 (b)	266,000	270,988
5.88%, 10/01/20 (b)	250,000	259,375
Time Warner, Inc.,
3.55%, 06/01/24	1,000,000	1,041,651
3.60%, 07/15/25	2,500,000	2,611,448

		14,377,766

Metals & Mining 0.3%
Anglo American Capital PLC,
9.38%, 04/08/19 (b)	550,000	602,250
Compass Minerals International, Inc.,
4.88%, 07/15/24 (b)	500,000	481,250
Freeport-McMoRan, Inc.,
4.55%, 11/14/24	1,000,000	841,250

		1,924,750

Multiline Retail 0.2%
Wal-Mart Stores, Inc.,
5.63%, 04/15/41	755,000	983,201

Multi-Utilities & Unregulated Power 0.0%†
Calpine Corp.,
7.88%, 01/15/23 (b)	144,000	153,720

Oil, Gas & Consumable Fuels 2.5%
Anadarko Petroleum Corp.,
6.95%, 06/15/19	800,000	881,412
Baytex Energy Corp.,
5.13%, 06/01/21 (b)	200,000	157,000
BP Capital Markets PLC,
2.24%, 05/10/19	750,000	762,442
3.51%, 03/17/25	2,500,000	2,619,395
Helmerich & Payne International Drilling Co.,
4.65%, 03/15/25	1,750,000	1,807,356
Marathon Oil Corp.,
3.85%, 06/01/25	3,000,000	2,680,383
Murphy Oil Corp.,
3.70%, 12/01/22	1,000,000	879,390
Petroleos Mexicanos,
5.63%, 01/23/46	500,000	445,155
Rowan Cos., Inc.,
5.00%, 09/01/17	1,000,000	1,003,000
Shell International Finance BV,
4.38%, 05/11/45	2,000,000	2,128,756

9

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Transocean, Inc.,
7.12%, 12/15/21	$1,000,000	$815,000
WPX Energy, Inc.,
6.00%, 01/15/22	200,000	180,000

		14,359,289

Pharmaceuticals 1.0%
AbbVie, Inc.,
2.50%, 05/14/20	1,000,000	1,017,087
2.90%, 11/06/22	1,000,000	1,021,676
3.60%, 05/14/25	1,000,000	1,047,820
Actavis Funding SCS,
3.85%, 06/15/24	500,000	513,608
3.80%, 03/15/25	1,500,000	1,540,004
Valeant Pharmaceuticals International,
6.38%, 10/15/20 (b)	500,000	453,125

		5,593,320

Real Estate Investment Trusts (REITs) 1.4%
AvalonBay Communities, Inc.,
3.45%, 06/01/25	1,000,000	1,039,467
Corrections Corp. of America,
4.13%, 04/01/20	200,000	205,750
Highwoods Realty LP,
5.85%, 03/15/17	1,000,000	1,035,293
3.63%, 01/15/23	1,000,000	998,538
Liberty Property LP,
3.38%, 06/15/23	1,000,000	994,180
3.75%, 04/01/25	2,000,000	2,017,836
WEA Finance LLC/Westfield UK & Europe Finance PLC,
2.70%, 09/17/19 (b)	1,500,000	1,518,423

		7,809,487

Road & Rail 0.6%
Burlington Northern Santa Fe LLC,
3.00%, 04/01/25	1,000,000	1,036,716
4.90%, 04/01/44	250,000	291,506
4.15%, 04/01/45	1,000,000	1,063,117
Union Pacific Corp.,
2.75%, 04/15/23	750,000	771,356

		3,162,695

Semiconductors & Semiconductor Equipment 0.1%
Sensata Technologies BV,
5.00%, 10/01/25 (b)	315,000	316,575

Software 0.1%
Open Text Corp.,
5.63%, 01/15/23 (b)	500,000	512,500

Corporate Bonds (continued)

	Principal Amount	Market Value

Specialty Retail 0.2%
L Brands, Inc.,
5.63%, 02/15/22	$500,000	$551,875
PVH Corp.,
4.50%, 12/15/22	500,000	516,875

		1,068,750

Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc.,
2.85%, 02/23/23	1,500,000	1,547,621
Digital Equipment Corp.,
7.75%, 04/01/23	825,000	949,909

		2,497,530

Textiles, Apparel & Luxury Goods 0.0%†
Levi Strauss & Co.,
6.88%, 05/01/22	200,000	214,500

Tobacco 0.5%
Altria Group, Inc.,
4.00%, 01/31/24	750,000	829,115
Reynolds American, Inc.,
4.45%, 06/12/25	2,000,000	2,214,932

		3,044,047

Wireless Telecommunication Services 0.3%
Rogers Communications, Inc.,
3.63%, 12/15/25	1,250,000	1,324,316
T-Mobile USA, Inc.,
6.25%, 04/01/21	200,000	208,500

		1,532,816

Total Corporate Bonds (cost $220,042,206)		224,741,010

Municipal Bonds 0.4%
California 0.3%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	500,000	649,195
State of California, GO, 5.70%, 11/01/21	750,000	893,753

		1,542,948

District of Columbia 0.1%
Metropolitan Washington Airports Authority, RB, 7.46%, 10/01/46	600,000	882,720

Total Municipal Bonds (cost $2,144,397)		2,425,668

10

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies 0.8%

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool
Pool# E01443, 3.50%, 07/01/18	$135,899	$143,799
Federal National Mortgage Association Pool
Pool# 386905 5.00%, 04/01/19	778,308	845,018
Pool# AS4479 3.50%, 02/01/45	3,220,366	3,375,891

Total U.S. Government Mortgage Backed Agencies (cost $4,274,504)		4,364,708

U.S. Treasury Notes 50.2%
U.S. Treasury Inflation Indexed Notes, 2.13%, 01/15/19 (e)	2,000,000	2,379,508
U.S. Treasury Notes
1.38%, 02/29/20	38,100,000	38,458,673
1.38%, 03/31/20	48,000,000	48,434,976
2.75%, 02/15/24	50,000,000	53,968,750
2.50%, 05/15/24	50,000,000	53,023,450
2.38%, 08/15/24	50,000,000	52,515,600
2.00%, 08/15/25	35,375,000	35,977,472

Total U.S. Treasury Notes (cost $283,664,363)		284,758,429

Yankee Dollars 0.5%
Chemicals 0.5%
Agrium, Inc.
3.50%, 06/01/23	750,000	763,746
3.38%, 03/15/25	750,000	744,065
5.25%, 01/15/45	1,250,000	1,295,700

Total Yankee Dollars (cost $2,820,900)		2,803,511

Mutual Fund 0.1%

	Shares

Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37% (f)(g)	352,857	352,857

Total Mutual Fund (cost $352,857)		352,857

Repurchase Agreements 0.7%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $1,437,112, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $1,465,820. (g)(h)	$1,437,078	$1,437,078
Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $2,677,693, collateralized by U.S. Treasury Notes, ranging from 1.50% - 2.63%, maturing 05/31/20 - 12/31/22; total market value $2,731,187. (g)(h)	2,677,633	2,677,633

Total Repurchase Agreements (cost $4,114,711)		4,114,711

Total Investments (cost $558,004,496) (i) — 99.6%		564,246,894

Other assets in excess of liabilities — 0.4%		2,472,536

NET ASSETS — 100.0%		$566,719,430

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2016. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2016 was $69,207,906 which represents 12.21% of net assets.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2016.

(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2016. The maturity date reflects the next call date.

(e)	Principal amounts are not adjusted for inflation.

(f)	Represents 7-day effective yield as of April 30, 2016.

(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2016 was $4,467,568. The securities on loan were sold by the Fund prior to April 30, 2016; however, the cash collateral was returned to the borrower upon settlement of the securities sold, after April 30, 2016.

11

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

(h)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

(i)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

BA	Limited

BV	Private Limited Liability Company

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NV	Public Traded Company

PLC	Public Limited Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SAB de CV	Public Traded Company

The accompanying notes are an integral part of these financial statements.

12

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Bond Fund
Assets:
Investments, at value (cost $553,889,785)	$560,132,183
Repurchase agreements, at value (cost $4,114,711)	4,114,711

Total Investments, at value (total cost $558,004,496)	564,246,894

Cash	163,854,814
Interest receivable	2,742,073
Security lending income receivable	5,118
Receivable for investments sold	5,844,221
Receivable for capital shares issued	55,446
Prepaid expenses	50,283

Total Assets	736,798,849

Liabilities:
Payable for investments purchased	165,376,389
Distributions payable	18,156
Payable for capital shares redeemed	37,595
Payable upon return of securities loaned (Note 2)	4,467,568
Accrued expenses and other payables:
Investment advisory fees	111,973
Fund administration fees	14,166
Distribution fees	5,841
Administrative servicing fees	4,637
Accounting and transfer agent fees	10,821
Trustee fees	780
Custodian fees	2,493
Compliance program costs (Note 3)	204
Professional fees	20,601
Printing fees	8,195

Total Liabilities	170,079,419

Net Assets	$566,719,430

Represented by:
Capital	$562,190,042
Accumulated distributions in excess of net investment income	(290,501)
Accumulated net realized losses from investments	(1,422,509)
Net unrealized appreciation/(depreciation) from investments	6,242,398

Net Assets	$566,719,430

Net Assets:
Class A Shares	$13,918,113
Class C Shares	3,389,806
Class R Shares	535,571
Institutional Service Class Shares	51,195,067
Institutional Class Shares	497,680,873

Total	$566,719,430

13

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,419,279
Class C Shares	345,210
Class R Shares	54,572
Institutional Service Class Shares	5,213,409
Institutional Class Shares	50,646,859

Total	57,679,329

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.81
Class C Shares (b)	$9.82
Class R Shares	$9.81
Institutional Service Class Shares	$9.82
Institutional Class Shares	$9.83
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.04

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

14

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Bond Fund
INVESTMENT INCOME:
Interest income	$5,704,696
Income from securities lending (Note 2)	6,288

Total Income	5,710,984

EXPENSES:
Investment advisory fees	859,422
Fund administration fees	84,987
Distribution fees Class A	18,722
Distribution fees Class C	16,550
Distribution fees Class R	1,248
Administrative servicing fees Class A	3,788
Administrative servicing fees Class C	899
Administrative servicing fees Class R	449
Administrative servicing fees Institutional Service Class	12,487
Registration and filing fees	29,658
Professional fees	25,784
Printing fees	9,631
Trustee fees	5,967
Custodian fees	7,563
Accounting and transfer agent fees	36,324
Compliance program costs (Note 3)	917
Other	9,704

Total expenses before expenses reimbursed	1,124,100

Expenses reimbursed by adviser (Note 3)	(190,594)

Net Expenses	933,506

NET INVESTMENT INCOME	4,777,478

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,103,776)
Net change in unrealized appreciation/(depreciation) from investments	8,217,826

Net realized/unrealized gains from investments	7,114,050

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$11,891,528

The accompanying notes are an integral part of these financial statements.

15

Statements of Changes in Net Assets

	Nationwide Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$4,777,478	$5,874,715
Net realized losses from investments	(1,103,776)	(143,330)
Net change in unrealized appreciation/(depreciation) from investments	8,217,826	(4,783,961)

Change in net assets resulting from operations	11,891,528	947,424

Distributions to Shareholders From:
Net investment income:
Class A	(164,194)	(444,919)
Class C	(23,677)	(55,201)
Class R	(4,601)	(6,456)
Institutional Service Class	(609,194)	(1,375,685)
Institutional Class	(4,114,647)	(4,124,353)
Net realized gains:
Class A	–	(201,829)
Class C	–	(38,889)
Class R	–	(5,357)
Institutional Service Class	–	(577,654)
Institutional Class	–	(2,740)

Change in net assets from shareholder distributions	(4,916,313)	(6,833,083)

Change in net assets from capital transactions	155,822,277	336,164,970

Change in net assets	162,797,492	330,279,311

Net Assets:
Beginning of period	403,921,938	73,642,627

End of period	$566,719,430	$403,921,938

Accumulated distributions in excess of net investment income at end of period	$(290,501)	$(151,666)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,516,320	$5,167,887
Dividends reinvested	145,153	594,136
Cost of shares redeemed	(3,298,264)	(8,303,534)

Total Class A Shares	(1,636,791)	(2,541,511)

Class C Shares
Proceeds from shares issued	330,771	994,070
Dividends reinvested	19,557	68,964
Cost of shares redeemed	(384,809)	(1,066,074)

Total Class C Shares	(34,481)	(3,040)

Class R Shares
Proceeds from shares issued	109,355	304,985
Dividends reinvested	11	39
Cost of shares redeemed	(21,787)	(332,122)

Total Class R Shares	87,579	(27,098)

16

Statements of Changes in Net Assets (Continued)

	Nationwide Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$5,776,145	$8,500,247
Dividends reinvested	522,983	1,698,337
Cost of shares redeemed	(5,998,809)	(9,689,358)

Total Institutional Service Class Shares	300,319	509,226

Institutional Class Shares
Proceeds from shares issued	168,053,962	342,735,321
Dividends reinvested	4,114,647	4,127,073
Cost of shares redeemed	(15,062,958)	(8,635,001)

Total Institutional Class Shares	157,105,651	338,227,393

Change in net assets from capital transactions	$155,822,277	$336,164,970

SHARE TRANSACTIONS:
Class A Shares
Issued	158,071	529,903
Reinvested	15,075	60,998
Redeemed	(341,825)	(853,740)

Total Class A Shares	(168,679)	(262,839)

Class C Shares
Issued	34,424	102,284
Reinvested	2,028	7,069
Redeemed	(40,001)	(109,339)

Total Class C Shares	(3,549)	14

Class R Shares
Issued	11,421	31,468
Reinvested	1	4
Redeemed	(2,273)	(34,012)

Total Class R Shares	9,149	(2,540)

Institutional Service Class Shares
Issued	599,738	870,387
Reinvested	54,219	174,129
Redeemed	(622,348)	(993,805)

Total Institutional Service Class Shares	31,609	50,711

Institutional Class Shares
Issued	17,120,590	35,101,753
Reinvested	426,216	426,150
Redeemed	(1,562,364)	(890,189)

Total Institutional Class Shares	15,984,442	34,637,714

Total change in shares	15,852,972	34,423,060

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

17

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.64	0.10	0.17	0.27	(0.10)	–	(0.10)	$9.81	2.88%		$13,918,113	0.74%	2.13%	0.84%	22.39%
Year Ended October 31, 2015	$9.94	0.23	(0.18)	0.05	(0.24)	(0.11)	(0.35)	$9.64	0.51%		$15,305,931	0.78%	2.41%	0.99%	75.71%
Year Ended October 31, 2014	$9.90	0.32	0.09	0.41	(0.33)	(0.04)	(0.37)	$9.94	4.21%		$18,390,299	0.85%	3.22%	1.21%	27.18%
Year Ended October 31, 2013	$10.30	0.29	(0.27)	0.02	(0.31)	(0.11)	(0.42)	$9.90	0.19%		$24,116,827	0.87%	2.92%	1.20%	24.18%
Year Ended October 31, 2012	$10.10	0.32	0.44	0.76	(0.33)	(0.23)	(0.56)	$10.30	7.77%		$29,964,061	0.94%	3.15%	1.15%	33.95%
Year Ended October 31, 2011	$10.22	0.34	0.04	0.38	(0.35)	(0.15)	(0.50)	$10.10	3.95%		$19,808,612	1.05%	3.44%	1.17%	56.39%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.65	0.07	0.17	0.24	(0.07)	–	(0.07)	$9.82	2.49%		$3,389,806	1.50%	1.37%	1.59%	22.39%
Year Ended October 31, 2015	$9.95	0.16	(0.19)	(0.03)	(0.16)	(0.11)	(0.27)	$9.65	(0.25%	)	$3,366,151	1.54%	1.66%	1.76%	75.71%
Year Ended October 31, 2014	$9.91	0.24	0.09	0.33	(0.25)	(0.04)	(0.29)	$9.95	3.42%	(g)	$3,470,186	1.60%	2.46%	1.96%	27.18%
Year Ended October 31, 2013	$10.31	0.22	(0.27)	(0.05)	(0.24)	(0.11)	(0.35)	$9.91	(0.39%	)	$3,949,327	1.55%	2.23%	1.88%	24.18%
Year Ended October 31, 2012	$10.12	0.25	0.43	0.68	(0.26)	(0.23)	(0.49)	$10.31	6.95%		$5,235,401	1.61%	2.48%	1.81%	33.95%
Year Ended October 31, 2011	$10.23	0.27	0.05	0.32	(0.28)	(0.15)	(0.43)	$10.12	3.33%		$3,471,796	1.75%	2.74%	1.88%	56.39%

Class R Shares (h)
Six Months Ended April 30, 2016 (Unaudited)	$9.65	0.08	0.17	0.25	(0.09)	–	(0.09)	$9.81	2.59%	(g)	$535,571	1.12%	1.75%	1.22%	22.39%
Year Ended October 31, 2015	$9.94	0.22	(0.20)	0.02	(0.20)	(0.11)	(0.31)	$9.65	0.22%		$438,245	1.20%	2.23%	1.46%	75.71%
Year Ended October 31, 2014	$9.91	0.29	0.08	0.37	(0.30)	(0.04)	(0.34)	$9.94	3.79%		$476,959	1.15%	2.91%	1.52%	27.18%
Year Ended October 31, 2013	$10.31	0.28	(0.28)	–	(0.29)	(0.11)	(0.40)	$9.91	0.11%		$348,615	1.05%	2.75%	1.39%	24.18%
Year Ended October 31, 2012	$10.11	0.30	0.44	0.74	(0.31)	(0.23)	(0.54)	$10.31	7.46%		$133,041	1.20%	2.97%	1.38%	33.95%
Year Ended October 31, 2011	$10.22	0.31	0.05	0.36	(0.32)	(0.15)	(0.47)	$10.11	3.69%		$357,141	1.40%	3.07%	1.53%	56.39%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2016 (Unaudited)	$9.65	0.11	0.18	0.29	(0.12)	–	(0.12)	$9.82	3.00%		$51,195,067	0.49%	2.37%	0.59%	22.39%
Year Ended October 31, 2015	$9.95	0.26	(0.18)	0.08	(0.27)	(0.11)	(0.38)	$9.65	0.79%		$50,016,098	0.50%	2.67%	0.71%	75.71%
Year Ended October 31, 2014	$9.92	0.34	0.08	0.42	(0.35)	(0.04)	(0.39)	$9.95	4.36%		$51,059,201	0.60%	3.46%	0.96%	27.18%
Year Ended October 31, 2013	$10.31	0.32	(0.27)	0.05	(0.33)	(0.11)	(0.44)	$9.92	0.56%		$52,898,095	0.59%	3.19%	0.93%	24.18%
Year Ended October 31, 2012	$10.12	0.35	0.43	0.78	(0.36)	(0.23)	(0.59)	$10.31	7.97%		$63,166,305	0.66%	3.45%	0.87%	33.95%
Year Ended October 31, 2011	$10.23	0.37	0.05	0.42	(0.38)	(0.15)	(0.53)	$10.12	4.31%		$63,824,561	0.79%	3.69%	0.92%	56.39%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.66	0.12	0.17	0.29	(0.12)	–	(0.12)	$9.83	3.02%		$497,680,873	0.44%	2.42%	0.54%	22.39%
Year Ended October 31, 2015	$9.96	0.22	(0.14)	0.08	(0.27)	(0.11)	(0.38)	$9.66	0.82%		$334,795,513	0.44%	2.26%	0.54%	75.71%
Year Ended October 31, 2014	$9.92	0.35	0.09	0.44	(0.36)	(0.04)	(0.40)	$9.96	4.51%		$245,982	0.55%	3.47%	0.88%	27.18%
Period Ended October 31, 2013 (j)	$10.32	0.33	(0.32)	0.01	(0.30)	(0.11)	(0.41)	$9.92	0.16%		$30,198	0.61%	3.65%	1.00%	24.18%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(i)	Effective August 1, 2012, Class D Shares were renamed Institutional Service Class Shares.
(j)	For the period from December 7, 2012 (commencement of operations) through October 31, 2013. Total return is calculated based on inception date of December 6, 2012 through October 31, 2013.

The accompanying notes are an integral part of these financial statements.

18

Fund Overview	Nationwide Core Plus Bond Fund

Asset Allocation†

Corporate Bonds	48.7%
U.S. Government Mortgage Backed Agencies	34.0%
U.S. Treasury Notes	8.6%
Commercial Mortgage Backed Securities	3.1%
Repurchase Agreements	2.7%
Preferred Stocks	1.5%
Yankee Dollars	0.6%
Collateralized Mortgage Obligations	0.6%
U.S. Treasury Bond	0.5%
Mutual Fund	0.2%
Liabilities in excess of other assets	(0.5%)
100.0%

Top Industries††

Insurance	6.6%
Capital Markets	3.5%
Oil, Gas & Consumable Fuels	3.3%
Banks	3.0%
Diversified Financial Services	2.7%
Software	2.4%
Real Estate Investment Trusts (REITs)	2.3%
Electronic Equipment & Instruments	1.9%
Information Technology Services	1.7%
Household Durables	1.4%
Other Industries*	71.2%
100.0%

Top Holdings††

U.S. Treasury Notes, 1.63%, 02/15/26	2.9%
Federal National Mortgage Association Pool, 3.00%, 05/01/43	1.6%
Federal National Mortgage Association Pool, 3.00%, 11/01/26	1.5%
Federal National Mortgage Association Pool, 4.00%, 12/01/40	1.5%
U.S. Treasury Notes, 2.25%, 11/15/25	1.4%
Wells Fargo Commercial Mortgage Trust, 3.84%, 09/15/58	1.4%
Wells Fargo Commercial Mortgage Trust, 3.72%, 12/15/48	1.3%
Federal National Mortgage Association Pool, 3.00%, 05/01/36	1.3%
Federal Home Loan Mortgage Corp. Gold Pool, 3.50%, 08/01/34	1.2%
Federal National Mortgage Association Pool, 3.00%, 05/01/43	1.2%
Other Holdings*	84.7%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

19

Shareholder Expense Example	Nationwide Core Plus Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Core Plus Bond Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	1,023.60	4.23	0.84
	Hypothetical	(a)(b)	1,000.00	1,020.69	4.22	0.84
Institutional Service Class Shares	Actual	(a)	1,000.00	1,024.90	2.92	0.58
	Hypothetical	(a)(b)	1,000.00	1,021.98	2.92	0.58
Institutional Class Shares	Actual	(a)	1,000.00	1,025.30	2.47	0.49
	Hypothetical	(a)(b)	1,000.00	1,022.43	2.46	0.49

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

20

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Core Plus Bond Fund

Collateralized Mortgage Obligations 0.6%

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. REMICS
Series 4039, Class ME, 2.00%, 12/15/40	$1,873,569	$1,879,883
Series 4026, Class WJ, 2.75%, 08/15/41	4,618,797	4,753,181

Total Collateralized Mortgage Obligations (cost $6,366,573)		6,633,064

Commercial Mortgage Backed Securities 3.1%
Banc of America Commercial Mortgage, Inc.
Series 2015-UBS7, Class A4, 3.71%, 09/15/48	2,500,000	2,682,779
Series 2015-UBS7, Class AS, 3.99%, 09/15/48 (a)	1,250,000	1,336,709
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class A4, 3.84%, 09/15/58	13,000,000	14,069,605
Series 2015-NXS4, Class A4, 3.72%, 12/15/48	13,000,000	13,921,184

Total Commercial Mortgage Backed Securities (cost $30,635,041)		32,010,277

Corporate Bonds 48.7%
Aerospace & Defense 0.4%
Triumph Group, Inc.,
5.25%, 06/01/22	4,520,000	4,203,600

Airlines 0.8%
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 09/22/27	5,000,000	5,168,750
Delta Air Lines Pass Through Trust,
Series 2007-1, Class A, 6.82%, 08/10/22	2,900,284	3,342,867

		8,511,617

Auto Components 0.7%
Cooper Tire & Rubber Co.,
8.00%, 12/15/19	1,550,000	1,759,250
Delphi Corp.,
5.00%, 02/15/23	350,000	371,875
Goodyear Tire & Rubber Co. (The),
7.00%, 05/15/22	4,700,000	5,076,000

		7,207,125

Automobiles 0.4%
Ford Motor Credit Co. LLC,
2.02%, 05/03/19	4,000,000	3,993,960

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks 2.8%
Capital One NA,
1.65%, 02/05/18	$1,750,000	$1,742,811
Citigroup, Inc.,
1.35%, 03/10/17	3,900,000	3,905,089
Series T, 6.25%, 08/15/26 (b)	5,000,000	5,143,750
Wachovia Corp.,
5.75%, 06/15/17	5,000,000	5,251,110
Wells Fargo & Co.,
Series K, 7.98%, 03/15/18 (b)	5,430,000	5,647,200
2.55%, 12/07/20	7,180,000	7,329,818

		29,019,778

Beverages 0.8%
Coca-Cola Co. (The),
2.88%, 10/27/25	2,950,000	3,081,523
PepsiCo, Inc.,
5.00%, 06/01/18	5,250,000	5,680,547

		8,762,070

Building Products 0.3%
Gibraltar Industries, Inc.,
6.25%, 02/01/21	3,200,000	3,248,000

Capital Markets 3.5%
FMR LLC,
4.95%, 02/01/33 (c)	7,300,000	7,590,518
Goldman Sachs Capital II,
4.00%, 06/02/16 (b)	799,000	575,759
Jefferies Group LLC,
5.13%, 01/20/23	3,000,000	3,137,028
Morgan Stanley,
2.50%, 04/21/21	4,000,000	4,007,560
7.25%, 04/01/32	3,500,000	4,739,816
Raymond James Financial, Inc.,
8.60%, 08/15/19	3,580,000	4,236,511
Stifel Financial Corp.,
3.50%, 12/01/20	11,425,000	11,410,216

		35,697,408

Chemicals 1.1%
Blue Cube Spinco, Inc.,
9.75%, 10/15/23 (c)	4,000,000	4,565,000
Methanex Corp.,
4.25%, 12/01/24	8,000,000	6,868,864

		11,433,864

Commercial Services & Supplies 0.5%
ADT Corp. (The),
6.25%, 10/15/21 (d)	4,000,000	4,138,080
Pitney Bowes, Inc.,
5.60%, 03/15/18	665,000	702,887

		4,840,967

21

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Construction & Engineering 1.0%
Fluor Corp.,
3.38%, 09/15/21	$3,860,000	$4,062,565
Tutor Perini Corp.,
7.63%, 11/01/18 (d)	6,500,000	6,451,250

		10,513,815

Construction Materials 0.1%
Vulcan Materials Co.,
7.50%, 06/15/21	1,000,000	1,205,000

Consumer Finance 1.3%
Credit Acceptance Corp.,
7.38%, 03/15/23	4,800,000	4,548,000
Navient Corp.,
5.88%, 03/25/21	4,050,000	3,827,250
Visa, Inc.,
2.80%, 12/14/22	4,500,000	4,693,918

		13,069,168

Containers & Packaging 0.2%
Greif, Inc.,
7.75%, 08/01/19	1,600,000	1,796,000

Diversified Financial Services 2.7%
Alterra Finance LLC,
6.25%, 09/30/20	5,000,000	5,688,590
Block Financial LLC,
5.25%, 10/01/25	10,000,000	10,240,840
FS Investment Corp.,
4.75%, 05/15/22	7,174,000	7,089,419
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
5.88%, 02/01/22	2,500,000	2,384,375
National Rural Utilities Cooperative Finance Corp.,
10.38%, 11/01/18	2,000,000	2,432,828

		27,836,052

Diversified Telecommunication Services 1.1%
AT&T, Inc.,
3.60%, 02/17/23	3,000,000	3,130,335
CenturyLink, Inc.,
Series T, 5.80%, 03/15/22	2,000,000	1,975,000
Series Y, 7.50%, 04/01/24	1,750,000	1,754,375
Frontier Communications Corp.,
8.50%, 04/15/20	2,500,000	2,643,750
10.50%, 09/15/22 (c)	1,625,000	1,671,914

		11,175,374

Electric Utilities 0.0%†
ITC Holdings Corp.,
3.65%, 06/15/24	500,000	513,306

Corporate Bonds (continued)

	Principal Amount	Market Value

Electrical Equipment 0.3%
Energizer Holdings, Inc.,
5.50%, 06/15/25 (c)	$2,600,000	$2,600,286

Electronic Equipment & Instruments 1.9%
Corning, Inc.,
7.25%, 08/15/36	6,627,000	7,948,874
5.75%, 08/15/40	2,000,000	2,252,844
Flextronics International Ltd.,
4.63%, 02/15/20	2,000,000	2,087,740
Tech Data Corp.,
3.75%, 09/21/17	7,250,000	7,336,638

		19,626,096

Energy Equipment & Services 0.8%
Bristow Group, Inc.,
6.25%, 10/15/22	5,000,000	4,100,000
SEACOR Holdings, Inc.,
7.38%, 10/01/19	2,545,000	2,328,675
SESI LLC,
7.13%, 12/15/21	1,645,000	1,439,375

		7,868,050

Food & Staples Retailing 0.4%
Whole Foods Market, Inc.,
5.20%, 12/03/25 (c)	4,000,000	4,212,636

Food Products 0.7%
Bunge Ltd. Finance Corp.,
3.50%, 11/24/20	3,000,000	3,083,598
Post Holdings, Inc.,
7.38%, 02/15/22	2,265,000	2,386,744
Wells Enterprises, Inc.,
6.75%, 02/01/20 (c)	2,215,000	2,281,450

		7,751,792

Gas Utilities 0.7%
Regency Energy Partners LP/Regency Energy Finance Corp.,
6.50%, 07/15/21	3,635,000	3,712,171
TransCanada PipeLines Ltd.,
3.13%, 01/15/19	2,275,000	2,326,049
4.63%, 03/01/34	1,660,000	1,694,290

		7,732,510

Health Care Providers & Services 1.4%
Centene Escrow Corp.,
6.13%, 02/15/24 (c)	1,000,000	1,055,000
HCA, Inc.,
5.88%, 03/15/22	2,500,000	2,731,250
MEDNAX, Inc.,
5.25%, 12/01/23 (c)	2,691,000	2,785,185
Medtronic, Inc.,
4.38%, 03/15/35 (d)	4,680,000	5,211,868

22

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
Thermo Fisher Scientific, Inc.,
3.00%, 04/15/23	$2,500,000	$2,533,782

		14,317,085

Hotels, Restaurants & Leisure 0.8%
Hyatt Hotels Corp.,
4.85%, 03/15/26	3,500,000	3,730,066
Speedway Motorsports, Inc.,
5.13%, 02/01/23	1,160,000	1,194,800
Viking Cruises Ltd.,
8.50%, 10/15/22 (c)	3,500,000	3,290,000

		8,214,866

Household Durables 1.4%
NVR, Inc.,
3.95%, 09/15/22	5,026,000	5,135,959
PulteGroup, Inc.,
4.25%, 03/01/21	5,150,000	5,240,125
Toll Brothers Finance Corp.,
5.63%, 01/15/24	4,000,000	4,180,000

		14,556,084

Information Technology Services 1.8%
Computer Sciences Corp.,
4.45%, 09/15/22	7,715,000	8,077,011
Dun & Bradstreet Corp. (The),
3.25%, 12/01/17	4,762,000	4,861,959
Hewlett Packard Enterprise Co.,
4.90%, 10/15/25 (c)	5,000,000	5,189,495

		18,128,465

Insurance 5.4%
Aflac, Inc.,
3.25%, 03/17/25	5,943,000	6,093,500
Assured Guaranty US Holdings, Inc.,
5.00%, 07/01/24 (d)	5,625,000	5,985,990
Hanover Insurance Group, Inc. (The),
4.50%, 04/15/26	2,500,000	2,529,690
Horace Mann Educators Corp.,
4.50%, 12/01/25	1,250,000	1,286,529
Kemper Corp.,
4.35%, 02/15/25	4,000,000	4,036,440
Navigators Group, Inc. (The),
5.75%, 10/15/23	5,000,000	5,367,870
Old Republic International Corp.,
4.88%, 10/01/24	8,964,000	9,554,710
Prudential Financial, Inc.,
8.87%, 06/15/38 (a)	2,770,000	3,060,850
Radian Group, Inc.,
7.00%, 03/15/21	1,500,000	1,599,375
RenRe North America Holdings, Inc.,
5.75%, 03/15/20	2,350,000	2,585,204

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
Sirius International Group Ltd.,
6.38%, 03/20/17 (c)	$5,000,000	$5,146,310
Torchmark Corp.,
9.25%, 06/15/19	3,910,000	4,687,187
7.88%, 05/15/23	2,975,000	3,735,434

		55,669,089

Internet & Catalog Retail 0.2%
eBay, Inc.,
3.80%, 03/09/22	2,000,000	2,091,296

Machinery 0.3%
CNH Industrial Capital LLC,
4.88%, 04/01/21 (d)	3,000,000	3,000,000

Media 1.2%
Cablevision Systems Corp.,
8.63%, 09/15/17	2,500,000	2,650,000
CBS Corp.,
4.60%, 01/15/45	3,790,000	3,716,595
CCO Safari II LLC,
6.38%, 10/23/35 (c)	3,000,000	3,462,888
Comcast Cable Holdings LLC,
9.88%, 06/15/22	1,165,000	1,531,047
Omnicom Group, Inc.,
3.60%, 04/15/26	1,500,000	1,561,716

		12,922,246

Multiline Retail 1.1%
Dillard’s, Inc.,
7.13%, 08/01/18	1,775,000	1,934,413
7.75%, 07/15/26	1,475,000	1,705,685
Macy’s Retail Holdings, Inc.,
6.38%, 03/15/37	7,675,000	7,963,534

		11,603,632

Oil, Gas & Consumable Fuels 3.1%
Exxon Mobil Corp.,
2.22%, 03/01/21	6,875,000	7,004,071
PBF Holding Co. LLC/PBF Finance Corp.,
8.25%, 02/15/20 (d)	9,345,000	9,742,163
7.00%, 11/15/23 (c)	9,400,000	9,165,000
Valero Energy Corp.,
8.75%, 06/15/30	2,500,000	3,173,483
7.50%, 04/15/32	2,641,000	3,147,377

		32,232,094

Paper & Forest Products 0.5%
Boise Cascade Co.,
6.38%, 11/01/20	1,250,000	1,248,437
Masco Corp.,
3.50%, 04/01/21	1,000,000	1,015,000

23

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Paper & Forest Products (continued)
PH Glatfelter Co.,
5.38%, 10/15/20	$2,745,000	$2,772,450

		5,035,887

Pharmaceuticals 0.1%
Wyeth LLC,
6.45%, 02/01/24	1,000,000	1,268,285

Real Estate Investment Trusts (REITs) 2.2%
Corporate Office Properties LP,
3.60%, 05/15/23	7,611,000	7,211,156
Crown Castle International Corp.,
3.70%, 06/15/26	2,000,000	2,030,736
HCP, Inc.,
4.25%, 11/15/23	5,313,000	5,415,706
Mack-Cali Realty LP,
4.50%, 04/18/22	7,000,000	7,042,889
Simon Property Group LP,
10.35%, 04/01/19	935,000	1,148,546

		22,849,033

Real Estate Management & Development 0.0%†
Jones Lang LaSalle, Inc.,
4.40%, 11/15/22	500,000	511,675

Road & Rail 1.0%
Hertz Corp. (The),
7.38%, 01/15/21 (d)	3,000,000	3,093,750
Rent-A-Center, Inc.,
6.63%, 11/15/20 (d)	3,740,000	3,319,250
United Rentals North America, Inc.,
7.63%, 04/15/22	3,492,000	3,727,710

		10,140,710

Semiconductors & Semiconductor Equipment 0.2%
Microsemi Corp.,
9.13%, 04/15/23 (c)	2,000,000	2,200,000

Software 2.5%
Diebold, Inc.,
8.50%, 04/15/24 (c)	3,000,000	3,037,500
Electronic Arts, Inc.,
4.80%, 03/01/26	4,115,000	4,337,490
Intuit, Inc.,
5.75%, 03/15/17	5,570,000	5,779,978
Microsoft Corp.,
4.88%, 12/15/43	6,000,000	7,047,528
MSCI, Inc.,
5.25%, 11/15/24 (c)	5,000,000	5,225,000

		25,427,496

Corporate Bonds (continued)

	Principal Amount	Market Value

Specialty Retail 0.5%
Foot Locker, Inc.,
8.50%, 01/15/22	$990,000	$1,168,200
Home Depot, Inc. (The),
2.00%, 04/01/21	1,430,000	1,447,277
L Brands, Inc.,
7.00%, 05/01/20	2,000,000	2,310,000

		4,925,477

Technology Hardware, Storage & Peripherals 1.3%
Apple, Inc.,
3.25%, 02/23/26	3,400,000	3,556,961
Seagate HDD Cayman,
3.75%, 11/15/18	6,000,000	5,941,458
Western Digital Corp.,
10.50%, 04/01/24 (c)	4,250,000	4,133,125

		13,631,544

Textiles, Apparel & Luxury Goods 0.8%
Levi Strauss & Co.,
6.88%, 05/01/22	7,430,000	7,968,675

Wireless Telecommunication Services 0.4%
MetroPCS Wireless, Inc.,
6.63%, 11/15/20	4,000,000	4,140,000

Total Corporate Bonds (cost $503,570,243)		503,652,113

U.S. Government Mortgage Backed Agencies 34.0%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# J13885 3.50%, 12/01/25	2,244,051	2,376,674
Pool# J14732 4.00%, 03/01/26	71	76
Pool# G14820 3.50%, 12/01/26	2,317,262	2,453,936
Pool# J19197 3.00%, 05/01/27	1,288,533	1,351,833
Pool# G14748 3.00%, 04/01/28	2,477,078	2,598,408
Pool# C91768 3.50%, 07/01/34	10,481,871	11,058,327
Pool# G30692 3.50%, 08/01/34	12,233,479	12,909,834
Pool# C91859 3.50%, 12/01/35	3,520,862	3,715,728
Pool# G05963 4.50%, 04/01/40	635,435	693,692
Pool# A95406 4.00%, 12/01/40	1,871,204	2,003,724

24

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A96464 4.00%, 01/01/41	$788,103	$843,923
Pool# Q06025 4.00%, 02/01/42	2,385,033	2,576,397
Pool# Q10392 3.50%, 08/01/42	5,303,764	5,566,599
Pool# G08534 3.00%, 06/01/43	5,450,345	5,592,907
Pool# G08541 3.50%, 08/01/43	7,609,022	7,977,170
Pool# Q22176 4.00%, 09/01/43	10,693,728	11,427,769
Pool# C09071 4.00%, 02/01/45	9,494,941	10,138,638
Federal National Mortgage Association Pool
Pool# AH9561 3.50%, 08/01/26	3,529,437	3,747,199
Pool# AL0578 3.50%, 08/01/26	320,646	339,462
Pool# MA0848 3.50%, 09/01/26	7,585,690	8,034,969
Pool# AJ5336 3.00%, 11/01/26	1,498,480	1,569,179
Pool# AJ6973 3.00%, 11/01/26	15,182,141	15,899,234
Pool# AL1121 3.50%, 12/01/26	4,401,465	4,659,735
Pool# AL4235 3.50%, 01/01/27	9,751,702	10,324,476
Pool# AL1345 3.00%, 02/01/27	2,618,621	2,742,217
Pool# AL1719 3.00%, 05/01/27	2,820,312	2,963,517
Pool# AL2908 3.00%, 08/01/27	696,119	729,006
Pool# AO3261 3.00%, 10/01/27	5,413,094	5,668,975
Pool# AL4180 3.50%, 09/01/28	4,840,646	5,124,331
Pool# MA2124 3.00%, 12/01/29	2,056,119	2,149,422
Pool# MA1165 3.00%, 09/01/32	1,289,146	1,342,827
Pool# MA1459 3.00%, 06/01/33	2,640,669	2,753,891
Pool# AL6591 3.00%, 09/01/33	8,683,693	9,044,572
Pool# MA1608 3.50%, 10/01/33	11,437,466	12,087,728
Pool# MA1889 3.50%, 05/01/34	10,317,921	10,902,834

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# MA2417 3.50%, 10/01/35	$954,598	$1,007,039
Pool# MA2610 3.00%, 05/01/36	13,008,743	13,508,942
Pool# AE0311 3.50%, 08/01/40	9,172,053	9,615,738
Pool# AE3328 4.00%, 10/01/40	6,628,311	7,102,652
Pool# AB1845 4.00%, 11/01/40	10,272,122	11,007,247
Pool# AH0315 4.00%, 12/01/40	14,651,610	15,700,170
Pool# AH1107 4.00%, 12/01/40	978,045	1,062,742
Pool# AJ1407 4.00%, 09/01/41	5,476,148	5,868,136
Pool# AJ9278 3.50%, 12/01/41	9,996,422	10,494,869
Pool# AJ9323 3.00%, 01/01/42	5,450,295	5,591,900
Pool# AW8165 4.00%, 01/01/42	8,151,744	8,730,248
Pool# AJ8414 4.00%, 02/01/42	5,732,722	6,142,158
Pool# AB4696 4.00%, 03/01/42	3,292,968	3,555,579
Pool# AP2132 3.50%, 08/01/42	4,062,446	4,265,026
Pool# AP8288 3.00%, 09/01/42	8,260,917	8,488,172
Pool# AB9243 3.00%, 05/01/43	15,901,718	16,335,445
Pool# AT6653 3.00%, 05/01/43	12,340,413	12,678,279
Pool# AS0205 3.00%, 08/01/43	3,921,905	4,029,174
Pool# AU2592 3.50%, 08/01/43	4,848,575	5,090,072
Pool# AL7696 3.00%, 12/01/43	11,526,288	11,842,134
Pool# AL7709 3.00%, 02/01/45	5,754,717	5,912,119

Total U.S. Government Mortgage Backed Agencies (cost $347,869,487)		351,397,050

U.S. Treasury Bond 0.5%
U.S. Treasury Bond, 2.88%, 08/15/45	5,000,000	5,216,990

Total U.S. Treasury Bond (cost $5,185,524)		5,216,990

25

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

U.S. Treasury Notes 8.6%

	Principal Amount	Market Value

U.S. Treasury Notes
0.75%, 01/31/18	$4,750,000	$4,750,000
1.25%, 12/15/18	7,500,000	7,573,830
2.00%, 11/30/20	5,190,000	5,361,514
1.50%, 01/31/22	8,500,000	8,528,551
2.13%, 12/31/22	9,000,000	9,315,351
1.50%, 02/28/23	8,750,000	8,698,734
2.25%, 11/15/25	13,570,000	14,085,769
1.63%, 02/15/26	31,125,000	30,585,168

Total U.S. Treasury Notes (cost $88,930,750)		88,898,917

Yankee Dollars 0.6%
Insurance 0.4%
Montpelier Re Holdings Ltd., 4.70%, 10/15/22	4,052,000	4,186,389

Oil, Gas & Consumable Fuels 0.2%
Burlington Resources Finance Co., 7.40%, 12/01/31	2,000,000	2,310,782

Total Yankee Dollars (cost $6,906,314)		6,497,171

Mutual Fund 0.2%

	Shares

Money Market Fund 0.2%
Fidelity Institutional Money Market Fund — Institutional Class, 0.37% (e)(f)	2,398,574	2,398,574

Total Mutual Fund (cost $2,398,574)		2,398,574

Preferred Stocks 1.5%
Banks 0.2%
Capital One Financial Corp., 6.70%, 12/01/19 (g)	65,000	1,783,600

Capital Markets 0.1%
Morgan Stanley, 6.63%, 07/15/19 (g)	50,000	1,352,000

Electric Utilities 0.3%
DTE Energy Co., 6.50%, 12/01/61 (g)	100,000	2,610,000

Preferred Stocks (continued)

	Shares	Market Value

Insurance 0.8%
Allstate Corp. (The), 6.75%, 10/15/18 (g)	94,250	$2,626,747
Kemper Corp., 7.38%, 02/27/54 (g)	30,000	814,500
Maiden Holdings Ltd., 8.25%, 08/29/17 (g)	10,000	262,100
Maiden Holdings North America Ltd., 7.75%, 12/01/43 (g)	126,000	3,376,800
PartnerRe Ltd., 7.25%, 06/01/16 (g)	31,383	819,410

		7,899,557

Real Estate Investment Trusts (REITs) 0.1%
Digital Realty Trust, Inc., 7.38%, 03/26/19 (g)	50,000	1,390,000

Thrifts & Mortgage Finance 0.0%†
Federal Home Loan Mortgage Corp., 8.38%, 12/31/17* (d)(g)	35,000	134,050

Total Preferred Stocks (cost $15,147,442)		15,169,207

Repurchase Agreements 2.7%

	Principal Amount

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $9,768,882, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $9,964,028. (f)(h)	$9,768,654	9,768,654
Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $18,201,834, collateralized by U.S. Treasury Notes, ranging from 1.50% - 2.63%, maturing 05/31/20 - 12/31/22; total market value $18,565,457. (f)(h)	18,201,424	18,201,424

Total Repurchase Agreements (cost $27,970,078)		27,970,078

Total Investments (cost $1,034,980,026) (i) — 100.5%		1,039,843,441

Liabilities in excess of other assets — (0.5)%		(5,448,532)

NET ASSETS — 100.0%		$1,034,394,909

26

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2016. The maturity date represents the actual maturity date.

(b)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2016. The maturity date reflects the next call date.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2016 was $67,611,307 which represents 6.54% of net assets.

(d)	The security or a portion of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $29,807,335.

(e)	Represents 7-day effective yield as of April 30, 2016.

(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2016 was $30,368,652.

(g)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of April 30, 2016.

(h)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

(i)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

27

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Core Plus Bond Fund
Assets:
Investments, at value* (cost $1,007,009,948)	$1,011,873,363
Repurchase agreements, at value (cost $27,970,078)	27,970,078

Total Investments, at value (total cost $1,034,980,026)	1,039,843,441

Cash	30,302,533
Interest and dividends receivable	7,862,313
Security lending income receivable	25,100
Receivable for investments sold	12,529,675
Receivable for capital shares issued	839,905
Prepaid expenses	44,501

Total Assets	1,091,447,468

Liabilities:
Payable for investments purchased	25,907,476
Distributions payable	17,406
Payable for capital shares redeemed	345,120
Payable upon return of securities loaned (Note 2)	30,368,652
Accrued expenses and other payables:
Investment advisory fees	346,326
Fund administration fees	26,108
Distribution fees	878
Administrative servicing fees	829
Accounting and transfer agent fees	1,730
Trustee fees	2,110
Custodian fees	6,394
Compliance program costs (Note 3)	473
Professional fees	22,129
Printing fees	4,397
Other	2,531

Total Liabilities	57,052,559

Net Assets	$1,034,394,909

Represented by:
Capital	$1,031,752,126
Accumulated distributions in excess of net investment income	(1,268,173)
Accumulated net realized losses from investments	(952,459)
Net unrealized appreciation/(depreciation) from investments	4,863,415

Net Assets	$1,034,394,909

Net Assets:
Class A Shares	$4,480,257
Institutional Service Class Shares	4,183,172
Institutional Class Shares	1,025,731,480

Total	$1,034,394,909

*	Includes value of securities on loan of $29,807,335 (Note 2).

28

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Core Plus Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	435,846
Institutional Service Class Shares	406,559
Institutional Class Shares	99,724,723

Total	100,567,128

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.28
Institutional Service Class Shares	$10.29
Institutional Class Shares	$10.29
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.74

Maximum Sales Charge:
Class A Shares	4.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.

The accompanying notes are an integral part of these financial statements.

29

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Core Plus Bond Fund
INVESTMENT INCOME:
Interest income	$15,393,555
Dividend income	706,706
Income from securities lending (Note 2)	106,800

Total Income	16,207,061

EXPENSES:
Investment advisory fees	2,061,095
Fund administration fees	151,549
Distribution fees Class A	4,331
Administrative servicing fees Class A	1,630
Administrative servicing fees Institutional Service Class	1,140
Registration and filing fees	19,975
Professional fees	33,766
Printing fees	4,406
Trustee fees	14,025
Custodian fees	17,484
Accounting and transfer agent fees	7,045
Compliance program costs (Note 3)	2,156
Other	15,012

Total Expenses	2,333,614

NET INVESTMENT INCOME	13,873,447

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	194,923
Net change in unrealized appreciation/(depreciation) from investments	9,659,241

Net realized/unrealized gains from investments	9,854,164

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,727,611

The accompanying notes are an integral part of these financial statements.

30

Statements of Changes in Net Assets

	Nationwide Core Plus Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$13,873,447	$24,766,022
Net realized gains from investments	194,923	1,532,101
Net change in unrealized appreciation/(depreciation) from investments	9,659,241	(9,053,862)

Change in net assets resulting from operations	23,727,611	17,244,261

Distributions to Shareholders From:
Net investment income:
Class A	(50,447)	(57,292)
Institutional Service Class	(40,478)	(40,826)
Institutional Class	(15,128,303)	(27,342,313)
Net realized gains:
Class A	(494)	(1,348)
Institutional Service Class	(250)	(220)
Institutional Class	(148,553)	(841,568)

Change in net assets from shareholder distributions	(15,368,525)	(28,283,567)

Change in net assets from capital transactions	38,765,800	211,942,556

Change in net assets	47,124,886	200,903,250

Net Assets:
Beginning of period	987,270,023	786,366,773

End of period	$1,034,394,909	$987,270,023

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(1,268,173)	$77,608

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$2,051,285	$2,637,619
Dividends reinvested	44,966	49,790
Cost of shares redeemed	(350,038)	(946,913)

Total Class A Shares	1,746,213	1,740,496

Institutional Service Class Shares
Proceeds from shares issued	2,945,882	2,621,137
Dividends reinvested	40,728	40,944
Cost of shares redeemed	(313,679)	(1,370,148)

Total Institutional Service Class Shares	2,672,931	1,291,933

Institutional Class Shares
Proceeds from shares issued	137,368,575	258,162,486
Dividends reinvested	15,180,507	28,023,904
Cost of shares redeemed	(118,202,426)	(77,276,263)

Total Institutional Class Shares	34,346,656	208,910,127

Change in net assets from capital transactions	$38,765,800	$211,942,556

31

Statements of Changes in Net Assets (Continued)

	Nationwide Core Plus Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS:
Class A Shares
Issued	202,292	256,360
Reinvested	4,422	4,851
Redeemed	(34,511)	(92,509)

Total Class A Shares	172,203	168,702

Institutional Service Class Shares
Issued	290,669	254,567
Reinvested	3,996	3,990
Redeemed	(30,985)	(134,405)

Total Institutional Service Class Shares	263,680	124,152

Institutional Class Shares
Issued	13,458,474	24,909,356
Reinvested	1,493,918	2,728,360
Redeemed	(11,657,930)	(7,544,349)

Total Institutional Class Shares	3,294,462	20,093,367

Total change in shares	3,730,345	20,386,221

The accompanying notes are an integral part of these financial statements.

32

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Core Plus Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.19	0.13	0.11	0.24	(0.15)	–	(0.15)	$10.28	2.36%		$4,480,257	0.84%	2.61%	0.84%	44.22%
Year Ended October 31, 2015	$10.28	0.25	(0.05)	0.20	(0.28)	(0.01)	(0.29)	$10.19	1.95%		$2,686,422	0.81%	2.41%	0.81%	77.82%
Year Ended October 31, 2014	$10.22	0.25	0.09	0.34	(0.26)	(0.02)	(0.28)	$10.28	3.34%		$976,028	0.79%	2.40%	0.79%	67.11%
Period Ended October 31, 2013 (g)	$10.50	0.13	(0.27)	(0.14)	(0.14)	–	(0.14)	$10.22	(1.34%	)	$79,649	1.01%	2.49%	1.06%	49.95%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.20	0.14	0.11	0.25	(0.16)	–	(0.16)	$10.29	2.49%		$4,183,172	0.58%	2.85%	0.58%	44.22%
Year Ended October 31, 2015	$10.28	0.27	(0.03)	0.24	(0.31)	(0.01)	(0.32)	$10.20	2.32%		$1,457,231	0.55%	2.67%	0.55%	77.82%
Year Ended October 31, 2014	$10.22	0.28	0.09	0.37	(0.29)	(0.02)	(0.31)	$10.28	3.67%		$192,588	0.52%	2.70%	0.52%	67.11%
Period Ended October 31, 2013 (g)	$10.50	0.15	(0.28)	(0.13)	(0.15)	–	(0.15)	$10.22	(1.18%	)	$62,188	0.70%	2.81%	0.72%	49.95%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.20	0.15	0.10	0.25	(0.16)	–	(0.16)	$10.29	2.53%		$1,025,731,480	0.49%	2.95%	0.49%	44.22%
Year Ended October 31, 2015	$10.29	0.28	(0.05)	0.23	(0.31)	(0.01)	(0.32)	$10.20	2.27%		$983,126,370	0.49%	2.73%	0.49%	77.82%
Year Ended October 31, 2014	$10.22	0.28	0.10	0.38	(0.29)	(0.02)	(0.31)	$10.29	3.78%		$785,198,157	0.51%	2.69%	0.51%	67.11%
Year Ended October 31, 2013	$10.66	0.27	(0.17)	0.10	(0.31)	(0.23)	(0.54)	$10.22	0.95%		$282,088,539	0.69%	2.67%	0.81%	49.95%
Year Ended October 31, 2012	$10.36	0.38	0.51	0.89	(0.41)	(0.18)	(0.59)	$10.66	8.88%		$68,903,978	0.75%	3.63%	1.04%	104.00%
Year Ended October 31, 2011	$10.61	0.44	(0.05)	0.39	(0.46)	(0.18)	(0.64)	$10.36	3.91%		$61,427,927	0.75%	4.27%	1.03%	93.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from April 25, 2013 (commencement of operations) through October 31, 2013. Total return is calculated based on inception date of April 24, 2013 through October 31, 2013.

The accompanying notes are an integral part of these financial statements.

33

Fund Overview	Nationwide Government Bond Fund

Asset Allocation†

U.S. Government Sponsored & Agency Obligations	33.8%
U.S. Government Mortgage Backed Agencies	21.6%
U.S. Treasury Bonds	12.0%
U.S. Treasury Notes	9.8%
Collateralized Mortgage Obligations	7.3%
Commercial Mortgage Backed Security	0.9%
Other assets in excess of liabilities††	14.6%
100.0%

Top Holdings†††

Federal Home Loan Mortgage Corp., 1.25%, 10/02/19	10.3%
Financing Corp. (FICO), 10/05/17	10.0%
Overseas Private Investment Corp., 2.29%, 09/15/26	8.5%
Federal National Mortgage Association REMICS, 2.50%, 09/25/42	7.3%
Federal Home Loan Banks, 5.37%, 09/09/24	6.7%
Federal National Mortgage Association Pool, 3.50%, 12/01/25	5.7%
U.S. Treasury Bonds, 3.38%, 05/15/44	4.7%
U.S. Treasury Notes, 1.50%, 03/31/23	4.6%
U.S. Treasury Bonds, 3.13%, 11/15/41	4.5%
Private Export Funding Corp., 1.45%, 08/15/19	4.1%
Other Holdings	33.6%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

34

Shareholder Expense Example	Nationwide Government Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Government Bond Fund April 30, 2016			Beginning Account Value($) 11/01/15	Ending Account Value($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	1,018.20	5.62	1.12
	Hypothetical	(a)(b)	1,000.00	1,019.29	5.62	1.12
Class C Shares	Actual	(a)	1,000.00	1,013.80	9.01	1.80
	Hypothetical	(a)(b)	1,000.00	1,015.91	9.02	1.80
Class R Shares	Actual	(a)	1,000.00	1,016.30	7.52	1.50
	Hypothetical	(a)(b)	1,000.00	1,017.40	7.52	1.50
Institutional Service Class Shares	Actual	(a)	1,000.00	1,018.70	4.17	0.83
	Hypothetical	(a)(b)	1,000.00	1,020.74	4.17	0.83

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

35

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Government Bond Fund

Collateralized Mortgage Obligations 7.3%

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. REMICS
Series 1684, Class I, 6.50%, 03/15/24	$356,910	$406,576
Series 2296, Class H, 6.50%, 03/15/31	16,631	17,704
Federal National Mortgage Association REMICS
Series 1988-25, Class B, 9.25%, 10/25/18	572	590
Series 1990-7, Class B, 8.50%, 01/25/20	4,590	4,983
Series 1993-16, Class Z, 7.50%, 02/25/23	24,279	26,989
Series 1993-226, Class PK, 6.00%, 12/25/23	170,224	194,070
Series 2013-59, Class MX, 2.50%, 09/25/42	3,451,068	3,556,446

Total Collateralized Mortgage Obligations (cost $4,083,736)		4,207,358

Commercial Mortgage Backed Security 0.9%
Federal National Mortgage Association REMICS, Series 1998-73, Class MZ, 6.30%, 10/17/38	488,462	506,007

Total Commercial Mortgage Backed Security (cost $490,621)		506,007

U.S. Government Mortgage Backed Agencies 21.6%
Federal National Mortgage Association Pool
Pool# MA0598 3.50%, 12/01/20	1,768,033	1,869,566
Pool# 874740 6.32%, 07/01/22	1,578,908	1,855,095
Pool# 874982 6.81%, 11/01/25	1,573,741	1,909,027
Pool# 932840 3.50%, 12/01/25	2,655,285	2,811,132
Pool# 387114 5.62%, 09/01/34	1,029,210	1,133,634
Pool# 773298 2.86%, 04/01/35 (a)	973,777	1,035,970
Pool# 745769 2.33%, 07/01/36 (a)	1,389,553	1,468,629
Pool# 813605 2.52%, 07/01/36 (a)	307,388	323,090

Total U.S. Government Mortgage Backed Agencies (cost $11,545,025)		12,406,143

U.S. Government Sponsored & Agency Obligations 33.8%
	Principal Amount	Market Value

Federal Home Loan Banks 5.37%, 09/09/24	$2,615,000	$3,278,130
Federal Home Loan Mortgage Corp. 1.25%, 10/02/19	5,000,000	5,024,900
Financing Corp. (FICO) 0.00%, 10/05/17	4,966,000	4,892,533
Overseas Private Investment Corp. 2.29%, 09/15/26	4,092,132	4,191,558
Private Export Funding Corp. 1.45%, 08/15/19	2,000,000	2,017,548

Total U.S. Government Sponsored & Agency Obligations (cost $19,101,144)		19,404,669

U.S. Treasury Bonds 12.0%
U.S. Treasury Bonds
3.13%, 11/15/41	2,000,000	2,206,016
2.88%, 05/15/43	1,000,000	1,045,938
3.38%, 05/15/44	2,000,000	2,298,672
3.00%, 11/15/45	1,250,000	1,337,597

Total U.S. Treasury Bonds (cost $6,227,535)		6,888,223

U.S. Treasury Notes 9.8%
U.S. Treasury Notes
2.13%, 12/31/22	1,500,000	1,552,559
1.50%, 02/28/23	1,825,000	1,814,307
1.50%, 03/31/23	2,250,000	2,235,499

Total U.S. Treasury Notes (cost $5,539,536)		5,602,365

Total Investments (cost $46,987,597) (b) — 85.4%		49,014,765

Other assets in excess of liabilities — 14.6%		8,381,887

NET ASSETS — 100.0%		$57,396,652

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2016. The maturity date represents the actual maturity date.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

36

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Government Bond Fund
Assets:
Investments, at value (cost $46,987,597)	$49,014,765
Cash	8,313,284
Interest receivable	205,196
Security lending income receivable	2,914
Receivable for capital shares issued	4,775
Prepaid expenses	31,285

Total Assets	57,572,219

Liabilities:
Distributions payable	6,297
Payable for capital shares redeemed	112,628
Accrued expenses and other payables:
Investment advisory fees	12,217
Fund administration fees	7,858
Distribution fees	4,575
Administrative servicing fees	6,256
Accounting and transfer agent fees	6,382
Trustee fees	127
Custodian fees	262
Compliance program costs (Note 3)	35
Professional fees	13,144
Printing fees	5,786

Total Liabilities	175,567

Net Assets	$57,396,652

Represented by:
Capital	$56,975,880
Accumulated distributions in excess of net investment income	(107,796)
Accumulated net realized losses from investments	(1,498,600)
Net unrealized appreciation/(depreciation) from investments	2,027,168

Net Assets	$57,396,652

Net Assets:
Class A Shares	$17,988,804
Class C Shares	829,435
Class R Shares	599,070
Institutional Service Class Shares	37,979,343

Total	$57,396,652

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,754,967
Class C Shares	80,960
Class R Shares	58,406
Institutional Service Class Shares	3,704,403

Total	5,598,736

37

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Government Bond Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.25
Class C Shares (b)	$10.24
Class R Shares	$10.26
Institutional Service Class Shares	$10.25
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.49

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

38

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Government Bond Fund
INVESTMENT INCOME:
Interest income	$734,373
Income from securities lending (Note 2)	4,767

Total Income	739,140

EXPENSES:
Investment advisory fees	139,655
Fund administration fees	47,737
Distribution fees Class A	28,393
Distribution fees Class C	3,895
Distribution fees Class R	1,528
Administrative servicing fees Class A	13,628
Administrative servicing fees Class C	195
Administrative servicing fees Class R	764
Administrative servicing fees Institutional Service Class	15,186
Registration and filing fees	23,100
Professional fees	13,259
Printing fees	7,479
Trustee fees	954
Custodian fees	1,194
Accounting and transfer agent fees	20,996
Compliance program costs (Note 3)	148
Other	6,218

Total expenses before expenses reimbursed	324,329

Expenses reimbursed by adviser (Note 3)	(28,198)

Net Expenses	296,131

NET INVESTMENT INCOME	443,009

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,371,380)
Net change in unrealized appreciation/(depreciation) from investments	1,967,185

Net realized/unrealized gains from investments	595,805

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,038,814

The accompanying notes are an integral part of these financial statements.

39

Statements of Changes in Net Assets

	Nationwide Government Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$443,009	$936,093
Net realized gains/(losses) from investments	(1,371,380)	245,174
Net change in unrealized appreciation/(depreciation) from investments	1,967,185	(497,075)

Change in net assets resulting from operations	1,038,814	684,192

Distributions to Shareholders From:
Net investment income:
Class A	(153,361)	(331,916)
Class C	(2,700)	(6,302)
Class R	(3,056)	(6,263)
Institutional Service Class	(316,177)	(672,643)
Net realized gains:
Class A	(12,899)	–
Class C	(338)	–
Class R	(258)	–
Institutional Service Class	(16,971)	–

Change in net assets from shareholder distributions	(505,760)	(1,017,124)

Change in net assets from capital transactions	(12,924,998)	(2,063,861)

Change in net assets	(12,391,944)	(2,396,793)

Net Assets:
Beginning of period	69,788,596	72,185,389

End of period	$57,396,652	$69,788,596

Accumulated distributions in excess of net investment income at end of period	$(107,796)	$(75,511)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$2,008,169	$12,037,774
Dividends reinvested	155,130	307,395
Cost of shares redeemed	(13,664,702)	(9,630,020)

Total Class A Shares	(11,501,403)	2,715,149

Class C Shares
Proceeds from shares issued	135,322	176,388
Dividends reinvested	2,436	5,103
Cost of shares redeemed	(307,399)	(180,383)

Total Class C Shares	(169,641)	1,108

Class R Shares
Proceeds from shares issued	213,778	365,854
Dividends reinvested	1,465	4,030
Cost of shares redeemed	(147,318)	(497,443)

Total Class R Shares	67,925	(127,559)

Institutional Service Class Shares
Proceeds from shares issued	2,512,270	5,459,377
Dividends reinvested	304,219	614,010
Cost of shares redeemed	(4,138,368)	(10,725,946)

Total Institutional Service Class Shares	(1,321,879)	(4,652,559)

Change in net assets from capital transactions	$(12,924,998)	$(2,063,861)

40

Statements of Changes in Net Assets (Continued)

	Nationwide Government Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS:
Class A Shares
Issued	196,947	1,177,111
Reinvested	15,253	30,050
Redeemed	(1,351,878)	(941,819)

Total Class A Shares	(1,139,678)	265,342

Class C Shares
Issued	13,195	17,262
Reinvested	240	500
Redeemed	(30,483)	(17,641)

Total Class C Shares	(17,048)	121

Class R Shares
Issued	21,107	35,360
Reinvested	144	394
Redeemed	(14,437)	(48,204)

Total Class R Shares	6,814	(12,450)

Institutional Service Class Shares
Issued	246,105	534,835
Reinvested	29,858	59,985
Redeemed	(406,721)	(1,051,602)

Total Institutional Service Class Shares	(130,758)	(456,782)

Total change in shares	(1,280,670)	(203,769)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

41

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Government Bond Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.14	0.06	0.12	0.18	(0.07)	–	(0.07)	–	$10.25	1.82%		$17,988,804	1.12%	1.25%		1.21%	20.85%
Year Ended October 31, 2015	$10.19	0.12	(0.03)	0.09	(0.14)	–	(0.14)	–	$10.14	0.85%		$29,360,368	1.14%	1.21%		1.15%	27.70%
Year Ended October 31, 2014	$10.10	0.11	0.10	0.21	(0.12)	–	(0.12)	–	$10.19	2.11%		$26,793,242	1.14%	1.06%		1.17%	54.32%
Year Ended October 31, 2013	$10.74	0.05	(0.31)	(0.26)	(0.09)	(0.29)	(0.38)	–	$10.10	(2.54%	)	$31,478,682	1.15%	0.53%		1.16%	156.00%
Year Ended October 31, 2012	$10.78	0.16	0.29	0.45	(0.21)	(0.28)	(0.49)	–	$10.74	4.32%		$48,503,301	1.11%	1.53%		1.11%	81.08%
Year Ended October 31, 2011	$11.11	0.25	0.10	0.35	(0.27)	(0.41)	(0.68)	–	$10.78	3.49%		$51,748,983	1.12%	2.39%		1.12%	119.20%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.14	0.03	0.11	0.14	(0.04)	–	(0.04)	–	$10.24	1.38%		$829,435	1.80%	0.59%		1.90%	20.85%
Year Ended October 31, 2015	$10.19	0.06	(0.04)	0.02	(0.07)	–	(0.07)	–	$10.14	0.18%		$993,706	1.82%	0.54%		1.84%	27.70%
Year Ended October 31, 2014	$10.10	0.04	0.10	0.14	(0.05)	–	(0.05)	–	$10.19	1.43%		$996,981	1.82%	0.38%		1.85%	54.32%
Year Ended October 31, 2013	$10.74	(0.01)	(0.31)	(0.32)	(0.03)	(0.29)	(0.32)	–	$10.10	(3.13%	)	$1,408,921	1.78%	(0.10%	)	1.80%	156.00%
Year Ended October 31, 2012	$10.78	0.10	0.28	0.38	(0.14)	(0.28)	(0.42)	–	$10.74	3.67%		$2,031,828	1.74%	0.90%		1.74%	81.08%
Year Ended October 31, 2011	$11.11	0.19	0.09	0.28	(0.20)	(0.41)	(0.61)	–	$10.78	2.83%		$1,888,397	1.76%	1.75%		1.76%	119.20%

Class R Shares (g)
Six Months Ended April 30, 2016 (Unaudited)	$10.15	0.05	0.11	0.16	(0.05)	–	(0.05)	–	$10.26	1.63%		$599,070	1.50%	0.90%		1.60%	20.85%
Year Ended October 31, 2015	$10.20	0.09	(0.04)	0.05	(0.10)	–	(0.10)	–	$10.15	0.47%		$523,688	1.51%	0.83%		1.53%	27.70%
Year Ended October 31, 2014	$10.11	0.07	0.10	0.17	(0.08)	–	(0.08)	–	$10.20	1.71%		$653,178	1.53%	0.68%		1.56%	54.32%
Year Ended October 31, 2013	$10.75	0.02	(0.31)	(0.29)	(0.06)	(0.29)	(0.35)	–	$10.11	(2.84%	)	$802,424	1.46%	0.21%		1.47%	156.00%
Year Ended October 31, 2012	$10.79	0.14	0.29	0.43	(0.19)	(0.28)	(0.47)	–	$10.75	4.12%		$1,461,777	1.29%	1.34%		1.29%	81.08%
Year Ended October 31, 2011	$11.12	0.23	0.10	0.33	(0.25)	(0.41)	(0.66)	–	$10.79	3.27%		$1,430,128	1.33%	2.19%		1.33%	119.20%

Institutional Service Class Shares (h)
Six Months Ended April 30, 2016 (Unaudited)	$10.15	0.08	0.10	0.18	(0.08)	–	(0.08)	–	$10.25	1.87%		$37,979,343	0.83%	1.56%		0.92%	20.85%
Year Ended October 31, 2015	$10.19	0.15	(0.02)	0.13	(0.17)	–	(0.17)	–	$10.15	1.24%		$38,910,834	0.85%	1.50%		0.87%	27.70%
Year Ended October 31, 2014	$10.10	0.14	0.10	0.24	(0.15)	–	(0.15)	–	$10.19	2.39%		$43,741,988	0.87%	1.35%		0.89%	54.32%
Year Ended October 31, 2013	$10.75	0.08	(0.32)	(0.24)	(0.12)	(0.29)	(0.41)	–	$10.10	(2.35%	)	$49,450,167	0.87%	0.82%		0.88%	156.00%
Year Ended October 31, 2012	$10.78	0.19	0.30	0.49	(0.24)	(0.28)	(0.52)	–	$10.75	4.70%		$68,699,937	0.83%	1.81%		0.83%	81.08%
Year Ended October 31, 2011	$11.11	0.28	0.10	0.38	(0.30)	(0.41)	(0.71)	–	$10.78	3.76%		$78,707,124	0.86%	2.65%		0.86%	119.20%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(h)	Effective August 1, 2012, Class D Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

42

Fund Overview	Nationwide HighMark Bond Fund

Asset Allocation†

Corporate Bonds	49.1%
U.S. Treasury Notes	17.2%
U.S. Government Mortgage Backed Agencies	17.1%
Asset-Backed Securities	7.0%
Municipal Bonds	3.7%
U.S. Treasury Bond	2.4%
Commercial Mortgage Backed Securities	1.7%
Collateralized Mortgage Obligations	0.7%
Sovereign Bond	0.2%
Other assets in excess of liabilities	0.9%
100.0%

Top Industries††

Banks	11.1%
Automobiles	5.3%
Gas Utilities	4.7%
Oil, Gas & Consumable Fuels	3.9%
Health Care Providers & Services	3.9%
Credit Card	3.3%
Diversified Telecommunication Services	2.6%
Food & Staples Retailing	2.2%
Real Estate Investment Trusts (REITs)	1.7%
Metals & Mining	1.7%
Other Industries	59.6%
100.0%

Top Holdings††

U.S. Treasury Notes, 1.50%, 02/28/19	4.3%
U.S. Treasury Notes, 1.38%, 05/31/20	3.4%
Federal Home Loan Mortgage Corp. Gold Pool, 3.00%, 06/01/29	2.6%
U.S. Treasury Bond, 4.75%, 02/15/37	2.4%
U.S. Treasury Notes, 0.50%, 07/31/17	2.3%
Federal National Mortgage Association Pool, 3.00%, 05/01/30	2.1%
Chase Issuance Trust, 1.26%, 07/15/19	1.8%
U.S. Treasury Notes, 3.13%, 05/15/21	1.8%
Federal National Mortgage Association Pool, 3.00%, 09/01/43	1.8%
Federal National Mortgage Association Pool, 3.00%, 04/01/45	1.6%
Other Holdings	75.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

43

Shareholder Expense Example	Nationwide HighMark Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark Bond Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	1,030.40	4.75	0.94
	Hypothetical	(a)(b)	1,000.00	1,020.19	4.72	0.94
Class C Shares	Actual	(a)	1,000.00	1,029.50	6.81	1.35
	Hypothetical	(a)(b)	1,000.00	1,018.15	6.77	1.35
Institutional Service Class Shares	Actual	(a)	1,000.00	1,031.90	3.59	0.71
	Hypothetical	(a)(b)	1,000.00	1,021.33	3.57	0.71
Institutional Class Shares	Actual	(a)	1,000.00	1,033.00	2.58	0.51
	Hypothetical	(a)(b)	1,000.00	1,022.33	2.56	0.51

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

44

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide HighMark Bond Fund

Asset-Backed Securities 7.0%

	Principal Amount	Market Value

Automobiles 3.1%
Ally Auto Receivables Trust, Series 2015-2, Class A3, 1.49%, 11/15/19	$5,650,000	$5,661,530
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, 05/20/18 (a)	4,670,000	4,712,140
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 03/20/20 (a)	2,451,937	2,443,398
Ford Credit Auto Owner Trust, Series 2015-C, Class A3, 1.41%, 02/15/20	4,175,000	4,193,473

		17,010,541

Credit Card 3.3%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	8,000,000	8,037,660
Chase Issuance Trust, Series 2014-A6, Class A6, 1.26%, 07/15/19	10,000,000	10,030,804

		18,068,464

Other 0.6%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	1,851,733	1,849,661
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (a)	1,300,000	1,245,720
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A3, 5.29%, 05/15/18	442,882	443,706

		3,539,087

Total Asset-Backed Securities (cost $38,624,700)		38,618,092

Collateralized Mortgage Obligations 0.7%
Banc of America Mortgage Trust, Series 2003-7, Class A2, 4.75%, 09/25/18	368,981	371,058
Federal Home Loan Mortgage Corp. REMICS, Series 1666, Class J, 6.25%, 01/15/24	542,702	594,656
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	237,547	236,926

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42 (b)	$493,511	$504,847
Series 2012-2, Class A2, 3.50%, 04/25/42 (b)	261,788	262,223
Series 2013-1, Class 1A1, 1.45%, 02/25/43 (b)	1,809,525	1,734,989
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.79%, 12/25/33 (b)	338,051	337,926

Total Collateralized Mortgage Obligations (cost $4,057,796)		4,042,625

Commercial Mortgage Backed Securities 1.7%
Commercial Mortgage Trust, Series 2013-CR8, Class A1, 1.02%, 06/10/46	2,324,273	2,315,328
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (a)	204,119	205,341
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A1, 1.27%, 04/15/47	1,394,869	1,389,288
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1, 1.31%, 08/15/46	3,834,909	3,829,944
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A1, 1.28%, 05/15/47	1,702,544	1,699,546

Total Commercial Mortgage Backed Securities (cost $9,463,945)		9,439,447

Corporate Bonds 49.1%
Aerospace & Defense 0.9%
L-3 Communications Corp.,
3.95%, 11/15/16	5,008,000	5,074,812

Airlines 1.0%
Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.75%, 03/15/17	413,627	423,967
Series 2010-A, Class A, 4.75%, 01/12/21	2,204,916	2,337,211
Delta Air Lines Pass Through Trust,
Series 2011-1, Class A, 5.30%, 04/15/19	1,849,153	1,964,725

45

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Airlines (continued)
United Airlines Pass Through Trust,
Series 2013-1, Class A, 4.30%, 08/15/25	$927,072	$975,743

		5,701,646

Automobiles 2.2%
Ford Motor Co., 7.45%, 07/16/31	5,100,000	6,768,317
General Motors Co., 3.50%, 10/02/18	5,000,000	5,159,295

		11,927,612

Banks 10.9%
Bank of America Corp., 4.00%, 04/01/24	7,500,000	7,878,667
BB&T Corp., 2.45%, 01/15/20	7,000,000	7,170,842
Capital One NA, 2.95%, 07/23/21	6,500,000	6,594,588
Citigroup, Inc., 3.88%, 10/25/23	5,000,000	5,287,185
3.75%, 06/16/24	2,400,000	2,499,684
Fifth Third Bank, 1.45%, 02/28/18	5,000,000	4,993,690
First Republic Bank, 2.38%, 06/17/19	2,850,000	2,853,047
HSBC Holdings PLC, 3.40%, 03/08/21	2,650,000	2,744,841
JPMorgan Chase & Co., 3.20%, 01/25/23	7,500,000	7,705,935
PNC Bank NA, 2.15%, 04/29/21	5,500,000	5,533,530
Royal Bank of Canada, 2.15%, 03/15/19	1,500,000	1,522,467
Wells Fargo & Co., 2.50%, 03/04/21	2,000,000	2,031,908
3.00%, 04/22/26	3,750,000	3,740,651

		60,557,035

Beverages 1.1%
Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26	5,500,000	5,797,523

Capital Markets 0.1%
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13*	4,000,000	296,000

Chemicals 1.6%
Dow Chemical Co. (The), 8.55%, 05/15/19	3,750,000	4,478,130
4.38%, 11/15/42	3,500,000	3,449,957
Ecolab, Inc., 2.25%, 01/12/20	1,000,000	1,004,315

		8,932,402

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Finance 1.2%
American Express Co., 7.00%, 03/19/18	$6,150,000	$6,748,998

Diversified Telecommunication Services 2.6%
AT&T, Inc., 4.45%, 04/01/24	3,000,000	3,268,464
4.13%, 02/17/26	3,850,000	4,131,008
Verizon Communications, Inc., 6.55%, 09/15/43	5,250,000	6,924,944

		14,324,416

Electric Utilities 1.5%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	4,750,000	5,102,075
Oklahoma Gas & Electric Co., 6.65%, 07/15/27	2,500,000	3,128,670

		8,230,745

Food & Staples Retailing 2.2%
CVS Caremark Corp., 2.75%, 12/01/22	5,000,000	5,105,375
Walgreen Co., 3.10%, 09/15/22	6,850,000	6,988,911

		12,094,286

Food Products 0.7%
Wm Wrigley Jr Co., 2.00%, 10/20/17 (a)	4,000,000	4,042,812

Gas Utilities 4.7%
Enbridge Energy Partners LP, 4.38%, 10/15/20	3,500,000	3,536,816
Enterprise Products Operating LLC, 4.85%, 03/15/44	4,135,000	4,173,282
Kinder Morgan, Inc., 7.80%, 08/01/31	5,500,000	5,958,953
Magellan Midstream Partners LP, 6.55%, 07/15/19	3,000,000	3,358,995
4.25%, 02/01/21	500,000	530,713
Transcontinental Gas Pipe Line Co. LLC, 6.05%, 06/15/18	2,500,000	2,572,537
7.85%, 02/01/26 (a)	1,500,000	1,811,234
7.25%, 12/01/26	1,200,000	1,375,144
Williams Partners LP/ACMP Finance Corp., 6.13%, 07/15/22	1,400,000	1,392,592
4.88%, 05/15/23	1,350,000	1,239,033

		25,949,299

Health Care Providers & Services 3.8%
Becton, Dickinson and Co., 2.68%, 12/15/19	6,250,000	6,413,294

46

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
HCA, Inc., 5.25%, 06/15/26	$600,000	$623,250
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	5,500,000	5,606,034
McKesson Corp., 2.28%, 03/15/19	5,000,000	5,082,955
Quest Diagnostics, Inc., 3.50%, 03/30/25	3,500,000	3,550,071

		21,275,604

Information Technology Services 1.4%
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (a)	5,650,000	5,767,571
International Business Machines Corp., 6.50%, 01/15/28	1,500,000	2,001,928

		7,769,499

Insurance 0.6%
American International Group, Inc., 2.30%, 07/16/19	3,000,000	3,036,348

Media 1.3%
21st Century Fox America, Inc., 7.75%, 02/01/24	1,000,000	1,288,485
TCI Communications, Inc., 7.13%, 02/15/28	125,000	169,155
Time Warner Cable, Inc., 8.25%, 04/01/19	2,000,000	2,347,824
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	2,500,000	3,257,563

		7,063,027

Metals & Mining 1.7%
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75 (a)(b)	2,700,000	2,800,575
Rio Tinto Finance USA Ltd., 6.50%, 07/15/18	1,710,000	1,879,615
3.75%, 06/15/25	4,350,000	4,458,946

		9,139,136

Multiline Retail 0.9%
Macy’s Retail Holdings, Inc., 4.38%, 09/01/23	5,000,000	5,171,515

Oil, Gas & Consumable Fuels 3.8%
Anadarko Petroleum Corp., 5.95%, 09/15/16	5,250,000	5,351,845
Cimarex Energy Co., 5.88%, 05/01/22	2,260,000	2,363,768
4.38%, 06/01/24	1,900,000	1,935,655
Concho Resources, Inc., 6.50%, 01/15/22	2,275,000	2,366,000

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips, 6.50%, 02/01/39	$5,150,000	$6,389,996
Ensco PLC, 4.50%, 10/01/24	4,000,000	2,870,000

		21,277,264

Paper & Forest Products 1.5%
Georgia-Pacific LLC, 8.00%, 01/15/24	6,500,000	8,474,024

Real Estate Investment Trusts (REITs) 1.7%
Boston Properties LP, 4.13%, 05/15/21	5,000,000	5,396,040
ERP Operating LP, 2.38%, 07/01/19	3,000,000	3,059,319
4.63%, 12/15/21	723,000	812,343

		9,267,702

Road & Rail 1.2%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	3,000,000	3,239,070
United Rentals North America, Inc., 4.63%, 07/15/23	3,200,000	3,188,000

		6,427,070

Technology Hardware, Storage & Peripherals 0.5%
Hewlett-Packard Co., 4.38%, 09/15/21	2,750,000	2,896,165

Total Corporate Bonds (cost $266,662,308)		271,474,940

Municipal Bonds 3.7%
California 2.7%
California State, GO, 6.20%, 10/01/19	4,000,000	4,625,480
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	2,900,000	4,221,994
Metropolitan Water District of Southern California, RB, Series A, 6.95%, 07/01/40	5,000,000	5,862,100

		14,709,574

New Jersey 1.0%
New Jersey State Turnpike Authority, RB, Series A, 7.10%, 01/01/41	3,900,000	5,747,508

Total Municipal Bonds (cost $17,639,458)		20,457,082

47

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Sovereign Bond 0.2%

	Principal Amount	Market Value

CANADA 0.2%
Province of Saskatchewan Canada, 9.38%, 12/15/20	$1,000,000	$1,319,388

Total Sovereign Bond (cost $1,018,554)		1,319,388

U.S. Government Mortgage Backed Agencies 17.1%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E01136 5.50%, 03/01/17	11,793	11,945
Pool# G11401 6.00%, 09/01/17	56,356	57,402
Pool# E01252 6.00%, 11/01/17	26,407	26,987
Pool# B14038 4.50%, 05/01/19	82,856	85,199
Pool# B15759 4.50%, 07/01/19	342,592	352,698
Pool# G11678 4.50%, 04/01/20	44,704	46,284
Pool# G11769 5.00%, 10/01/20	92,135	97,132
Pool# G13201 4.50%, 07/01/23	326,268	348,575
Pool# J15482 4.00%, 05/01/26	1,070,377	1,142,519
Pool# J20465 2.50%, 09/01/27	3,616,720	3,737,213
Pool# J23807 3.00%, 05/01/28	3,665,576	3,853,290
Pool# V60563 3.00%, 06/01/29	13,695,174	14,413,090
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 848191 2.58%, 12/01/34 (b)	991,106	1,039,921
Pool# 848134 2.47%, 06/01/39 (b)	269,123	286,794
Federal National Mortgage Association Pool
Pool# 254003 6.00%, 10/01/16	8,670	8,708
Pool# 566881 5.50%, 01/01/17	13,019	13,150
Pool# 623489 5.50%, 02/01/17	3,065	3,088
Pool# 555170 6.00%, 11/01/17	26,582	26,942
Pool# 254546 5.50%, 12/01/17	95,899	98,415
Pool# 555872 5.00%, 11/01/18	28,744	29,719

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 735521 5.50%, 03/01/20	$762,472	$799,159
Pool# 292234 8.00%, 08/01/24	1,303	1,308
Pool# 931892 4.50%, 09/01/24	852,085	914,022
Pool# 293495 8.00%, 09/01/24	285	290
Pool# AD6156 4.00%, 05/01/25	264,882	281,144
Pool# 303300 8.50%, 05/01/25	7,676	8,784
Pool# AE3066 3.50%, 09/01/25	1,797,571	1,902,893
Pool# AE0552 5.00%, 09/01/25	917,205	984,118
Pool# AE5487 3.50%, 10/01/25	796,026	842,657
Pool# 342718 6.50%, 05/01/26	47,331	54,266
Pool# AJ4093 3.50%, 10/01/26	2,253,756	2,385,778
Pool# 250764 7.50%, 12/01/26	55,475	64,088
Pool# AB5710 2.50%, 07/01/27	4,150,502	4,285,623
Pool# AP9771 3.00%, 10/01/27	1,129,321	1,182,681
Pool# 251497 6.00%, 12/01/27	400	455
Pool# 402854 6.00%, 12/01/27	9,150	10,418
Pool# 415652 6.50%, 03/01/28	4,634	5,313
Pool# 421427 6.50%, 04/01/28	49,312	56,538
Pool# AT7857 2.50%, 06/01/28	6,460,417	6,687,443
Pool# 432037 6.00%, 07/01/28	64,000	72,871
Pool# 437979 6.00%, 08/01/28	20,614	23,472
Pool# 446099 6.00%, 10/01/28	10,175	11,585
Pool# 440738 6.00%, 12/01/28	80,502	92,572
Pool# 450653 6.00%, 12/01/28	76,635	87,258
Pool# 453865 6.00%, 12/01/28	44,671	50,863
Pool# 252212 6.50%, 01/01/29	140,424	164,909

48

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 484939 6.50%, 06/01/29	$44,959	$51,546
Pool# 504076 6.50%, 06/01/29	58,893	68,972
Pool# 252570 6.50%, 07/01/29	66,385	77,878
Pool# 506638 6.50%, 08/01/29	26,039	29,855
Pool# AS4929 2.50%, 05/01/30	5,078,302	5,232,968
Pool# AL6825 3.00%, 05/01/30	10,946,562	11,485,070
Pool# 535300 6.50%, 05/01/30	71,497	83,869
Pool# 539932 7.00%, 05/01/30	7,788	7,875
Pool# 524343 8.00%, 06/01/30	4,449	4,667
Pool# 725027 5.00%, 11/01/33	1,082,263	1,203,796
Pool# 725205 5.00%, 03/01/34	361,748	402,368
Pool# 829431 2.50%, 01/01/36 (b)	1,796,387	1,880,755
Pool# AL8256 3.00%, 08/01/43	7,710,220	7,979,610
Pool# AL7259 3.00%, 09/01/43	9,373,419	9,678,156
Pool# AS4786 3.00%, 04/01/45	8,764,014	9,001,971
Government National Mortgage Association I Pool
Pool# 348637 7.50%, 05/15/23	19,601	21,326
Pool# 354696 6.50%, 12/15/23	10,367	11,866
Pool# 369270 6.50%, 12/15/23	2,892	3,310
Pool# 368335 6.50%, 01/15/24	4,557	5,217
Pool# 359986 7.50%, 01/15/24	788	792
Pool# 362734 7.50%, 01/15/24	412	423
Pool# 368677 7.50%, 01/15/24	15,400	16,904
Pool# 371909 6.50%, 02/15/24	29,290	33,527
Pool# 392055 7.00%, 04/15/24	8,904	8,973
Pool# 442138 8.00%, 11/15/26	61,650	71,097

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 439463 8.00%, 12/15/26	$23,074	$25,457
Pool# 399109 7.50%, 02/15/27	12,566	14,151
Pool# 435777 7.50%, 02/15/27	3,624	3,689
Pool# 445661 7.50%, 07/15/27	9,598	10,375
Pool# 443887 7.50%, 08/15/27	6,313	6,503
Pool# 450591 7.50%, 08/15/27	922	965
Pool# 453295 7.50%, 08/15/27	505	537
Pool# 455381 7.50%, 08/15/27	6,556	7,370
Pool# 446699 6.00%, 08/15/28	37,425	42,830
Pool# 460906 6.00%, 09/15/28	13,949	15,710
Pool# 482748 6.00%, 09/15/28	92,890	104,712
Pool# 476969 6.50%, 01/15/29	36,988	42,338
Pool# 781029 6.50%, 05/15/29	167,315	198,545
Pool# 503106 6.50%, 06/15/29	13,616	15,585

Total U.S. Government Mortgage Backed Agencies (cost $92,707,912)		94,501,137

U.S. Treasury Bond 2.4%
U.S. Treasury Bond, 4.75%, 02/15/37	9,500,000	13,326,714

Total U.S. Treasury Bond (cost $12,572,201)		13,326,714

U.S. Treasury Notes 17.2%
U.S. Treasury Notes
0.63%, 06/30/17	1,250,000	1,249,610
0.50%, 07/31/17	12,500,000	12,475,100
0.75%, 02/28/18	2,500,000	2,499,707
1.13%, 06/15/18	4,250,000	4,278,722
1.50%, 02/28/19	23,350,000	23,740,389
1.13%, 04/30/20	2,000,000	1,998,594
1.38%, 05/31/20	18,500,000	18,653,198
1.63%, 06/30/20	3,420,000	3,480,250
1.38%, 09/30/20	4,350,000	4,377,018
3.13%, 05/15/21	9,000,000	9,797,346

49

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

U.S. Treasury Notes (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
2.13%, 06/30/21	$8,000,000	$8,315,624
1.63%, 02/15/26	4,225,000	4,151,722

Total U.S. Treasury Notes (cost $93,751,982)		95,017,280

Total Investments (cost $536,498,856) (c) — 99.1%		548,196,705

Other assets in excess of liabilities — 0.9%		5,162,766

NET ASSETS — 100.0%		$553,359,471

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2016 was $23,028,791 which represents 4.16% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2016. The maturity date represents the actual maturity date.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

50

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide HighMark Bond Fund
Assets:
Investments, at value (cost $536,498,856)	$548,196,705
Cash	6,016,719
Interest receivable	3,702,594
Security lending income receivable	4,844
Receivable for investments sold	1,340,850
Receivable for capital shares issued	343,537
Prepaid expenses	40,667

Total Assets	559,645,916

Liabilities:
Payable for investments purchased	5,668,862
Distributions payable	240,497
Payable for capital shares redeemed	51,118
Accrued expenses and other payables:
Investment advisory fees	191,145
Fund administration fees	16,898
Distribution fees	8,681
Administrative servicing fees	63,396
Accounting and transfer agent fees	4,677
Trustee fees	1,194
Custodian fees	3,607
Compliance program costs (Note 3)	269
Professional fees	21,433
Printing fees	11,667
Recoupment fees (Note 3)	2,341
Other	660

Total Liabilities	6,286,445

Net Assets	$553,359,471

Represented by:
Capital	$540,328,103
Accumulated distributions in excess of net investment income	(157,821)
Accumulated net realized gains from investments	1,491,340
Net unrealized appreciation/(depreciation) from investments	11,697,849

Net Assets	$553,359,471

Net Assets:
Class A Shares	$21,788,161
Class C Shares	7,145,855
Institutional Service Class Shares	328,667,842
Institutional Class Shares	195,757,613

Total	$553,359,471

51

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,002,340
Class C Shares	660,598
Institutional Service Class Shares	29,646,382
Institutional Class Shares	17,665,667

Total	49,974,987

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.88
Class C Shares (b)	$10.82
Institutional Service Class Shares	$11.09
Institutional Class Shares	$11.08
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.13

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

52

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide HighMark Bond Fund
INVESTMENT INCOME:
Interest income	$7,825,025
Income from securities lending (Note 2)	16,943

Total Income	7,841,968

EXPENSES:
Investment advisory fees	1,135,873
Fund administration fees	98,861
Distribution fees Class A	29,284
Distribution fees Class C	25,076
Administrative servicing fees Class A	17,570
Administrative servicing fees Class C	2,608
Administrative servicing fees Institutional Service Class	364,130
Registration and filing fees	23,876
Professional fees	27,462
Printing fees	13,007
Trustee fees	7,942
Custodian fees	10,065
Accounting and transfer agent fees	13,776
Compliance program costs (Note 3)	1,220
Recoupment fees (Note 3)	3,402
Other	10,632

Total Expenses	1,784,784

NET INVESTMENT INCOME	6,057,184

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,527,886
Net change in unrealized appreciation/(depreciation) from investments	9,084,011

Net realized/unrealized gains from investments	10,611,897

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$16,669,081

The accompanying notes are an integral part of these financial statements.

53

Statements of Changes in Net Assets

	Nationwide HighMark Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$6,057,184	$11,383,709
Net realized gains from investments	1,527,886	1,561,183
Net change in unrealized appreciation/(depreciation) from investments	9,084,011	(6,587,641)

Change in net assets resulting from operations	16,669,081	6,357,251

Distributions to Shareholders From:
Net investment income:
Class A	(250,928)	(539,900)
Class C	(58,698)	(115,019)
Institutional Service Class	(4,023,043)	(10,420,396)
Institutional Class	(1,946,424)	(799,375)
Net realized gains:
Class A	(41,977)	(190,610)
Class C	(11,565)	(54,438)
Institutional Service Class	(711,444)	(3,117,901)
Institutional Class	(131,290)	(9,182)

Change in net assets from shareholder distributions	(7,175,369)	(15,246,821)

Change in net assets from capital transactions	(19,407,795)	72,970,271

Change in net assets	(9,914,083)	64,080,701

Net Assets:
Beginning of period	563,273,554	499,192,853

End of period	$553,359,471	$563,273,554

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(157,821)	$64,088

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,432,089	$2,686,582
Dividends reinvested	275,082	685,325
Cost of shares redeemed	(5,230,877)	(6,253,822)

Total Class A Shares	(3,523,706)	(2,881,915)

Class C Shares
Proceeds from shares issued	693,708	1,119,423
Dividends reinvested	55,276	123,630
Cost of shares redeemed	(411,188)	(2,336,272)

Total Class C Shares	337,796	(1,093,219)

Institutional Service Class Shares
Proceeds from shares issued	33,681,593	132,628,476
Dividends reinvested	4,088,558	10,717,472
Cost of shares redeemed	(166,296,496)	(143,370,076)

Total Institutional Service Class Shares	(128,526,345)	(24,128)

54

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$117,943,793	$80,929,741
Dividends reinvested	1,183,370	807,865
Cost of shares redeemed	(6,822,703)	(4,768,073)

Total Institutional Class Shares	112,304,460	76,969,533

Change in net assets from capital transactions	$(19,407,795)	$72,970,271

SHARE TRANSACTIONS:
Class A Shares
Issued	134,410	248,857
Reinvested	25,863	63,478
Redeemed	(493,168)	(581,290)

Total Class A Shares	(332,895)	(268,955)

Class C Shares
Issued	65,214	104,455
Reinvested	5,225	11,517
Redeemed	(38,888)	(218,242)

Total Class C Shares	31,551	(102,270)

Institutional Service Class Shares
Issued	3,104,025	12,025,612
Reinvested	377,079	974,517
Redeemed	(15,485,915)	(13,117,705)

Total Institutional Service Class Shares	(12,004,811)	(117,576)

Institutional Class Shares
Issued	10,999,382	7,424,744
Reinvested	109,078	74,231
Redeemed	(630,073)	(434,566)

Total Institutional Class Shares	10,478,387	7,064,409

Total change in shares	(1,827,768)	6,575,608

The accompanying notes are an integral part of these financial statements.

55

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.69	0.11	0.21	0.32	(0.11)	(0.02)	(0.13)	$10.88	3.04%		$21,788,161	0.94%	2.06%	0.94%	19.37%
Year Ended October 31, 2015	$10.85	0.21	(0.08)	0.13	(0.22)	(0.07)	(0.29)	$10.69	1.20%		$24,955,130	0.94%	1.90%	0.94%	43.07%
Period Ended October 31, 2014 (h)	$10.81	0.05	0.05	0.10	(0.06)	–	(0.06)	$10.85	0.89%		$28,261,628	0.97%	1.97%	1.02%	8.04%
Year Ended July 31, 2014	$10.94	0.29	0.15	0.44	(0.31)	(0.26)	(0.57)	$10.81	4.13%		$28,985,479	0.93%	2.71%	0.97%	57.14%
Year Ended July 31, 2013	$11.42	0.27	(0.31)	(0.04)	(0.29)	(0.15)	(0.44)	$10.94	(0.41%	)	$26,524,432	0.97%	2.35%	1.24%	53.00%
Year Ended July 31, 2012	$11.28	0.34	0.40	0.74	(0.36)	(0.24)	(0.60)	$11.42	6.87%		$44,658,869	0.99%	3.05%	1.25%	44.00%
Year Ended July 31, 2011	$11.21	0.38	0.18	0.56	(0.40)	(0.09)	(0.49)	$11.28	5.09%		$29,448,806	1.04%	3.45%	1.26%	58.00%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.62	0.09	0.22	0.31	(0.09)	(0.02)	(0.11)	$10.82	2.95%		$7,145,855	1.35%	1.67%	1.35%	19.37%
Year Ended October 31, 2015	$10.79	0.16	(0.09)	0.07	(0.17)	(0.07)	(0.24)	$10.62	0.67%		$6,683,010	1.39%	1.47%	1.39%	43.07%
Period Ended October 31, 2014 (h)	$10.75	0.04	0.04	0.08	(0.04)	–	(0.04)	$10.79	0.79%		$7,890,606	1.40%	1.56%	1.45%	8.04%
Year Ended July 31, 2014	$10.88	0.24	0.15	0.39	(0.26)	(0.26)	(0.52)	$10.75	3.68%		$8,293,872	1.40%	2.27%	1.42%	57.14%
Year Ended July 31, 2013	$11.36	0.21	(0.30)	(0.09)	(0.24)	(0.15)	(0.39)	$10.88	(0.84%	)	$15,111,946	1.40%	1.92%	1.49%	53.00%
Year Ended July 31, 2012	$11.22	0.29	0.40	0.69	(0.31)	(0.24)	(0.55)	$11.36	6.36%		$15,638,520	1.42%	2.62%	1.50%	44.00%
Year Ended July 31, 2011	$11.15	0.33	0.18	0.51	(0.35)	(0.09)	(0.44)	$11.22	4.77%		$7,773,796	1.47%	3.02%	1.51%	58.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2016 (Unaudited)	$10.89	0.12	0.22	0.34	(0.12)	(0.02)	(0.14)	$11.09	3.19%		$328,667,842	0.71%	2.23%	0.71%	19.37%
Year Ended October 31, 2015	$11.05	0.23	(0.08)	0.15	(0.24)	(0.07)	(0.31)	$10.89	1.42%		$453,413,985	0.69%	2.10%	0.69%	43.07%
Period Ended October 31, 2014 (h)	$11.01	0.06	0.04	0.10	(0.06)	–	(0.06)	$11.05	0.93%		$461,682,944	0.72%	2.17%	0.74%	8.04%
Year Ended July 31, 2014	$11.14	0.32	0.14	0.46	(0.33)	(0.26)	(0.59)	$11.01	4.28%		$405,870,576	0.70%	2.88%	0.74%	57.14%
Year Ended July 31, 2013	$11.62	0.30	(0.31)	(0.01)	(0.32)	(0.15)	(0.47)	$11.14	(0.15%	)	$309,889,434	0.72%	2.60%	0.99%	53.00%
Year Ended July 31, 2012	$11.46	0.38	0.41	0.79	(0.39)	(0.24)	(0.63)	$11.62	7.11%		$325,475,420	0.74%	3.30%	1.00%	44.00%
Year Ended July 31, 2011	$11.38	0.42	0.18	0.60	(0.43)	(0.09)	(0.52)	$11.46	5.45%		$337,142,952	0.79%	3.70%	1.01%	58.00%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.88	0.13	0.23	0.36	(0.14)	(0.02)	(0.16)	$11.08	3.30%		$195,757,613	0.51%	2.45%	0.51%	19.37%
Year Ended October 31, 2015	$11.05	0.25	(0.09)	0.16	(0.26)	(0.07)	(0.33)	$10.88	1.48%		$78,221,429	0.50%	2.29%	0.50%	43.07%
Period Ended October 31, 2014 (h)	$11.01	0.06	0.05	0.11	(0.07)	–	(0.07)	$11.05	0.96%		$1,357,675	0.59%	2.21%	0.59%	8.04%
Period Ended July 31, 2014 (j)	$11.07	0.29	0.21	0.50	(0.30)	(0.26)	(0.56)	$11.01	4.65%		$10,464	0.60%	3.08%	0.60%	57.14%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

56

Fund Overview	Nationwide HighMark California Intermediate Tax Free Bond Fund

Asset Allocation†

Municipal Bonds	97.9%
Mutual Fund	0.3%
Other assets in excess of liabilities	1.8%
100.0%

Top Holdings††

California Health Facilities Financing Authority, Refunding, RB, 5.00%, 11/15/28	2.6%
California State, Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, RB, 5.00%, 12/01/27	2.4%
San Diego, Public Facilities Financing Authority, Sewer Revenue, Refunding, RB, 5.50%, 05/15/23	2.2%
Southern California, Public Power Authority, Power Project Revenue, Canyon Power, Refunding, RB, 5.00%, 07/01/25	1.8%
Los Angeles, Refunding, GO, 5.00%, 09/01/23	1.6%
University of California, Limited Project Revenue, Refunding, RB, 5.00%, 05/15/24	1.6%
California State, Economic Recovery, Prerefunded Balance, GO, 5.25%, 07/01/21	1.5%
Los Angeles, Water & Power Department Revenue, Power System, Refunding, RB, 5.00%, 07/01/22	1.5%
Peralta, Community College District, Refunding, GO, 5.00%, 08/01/20	1.4%
Anaheim, Union High School District, California 2015, Refunding, GO, 5.00%, 08/01/24	1.3%
Other Holdings	82.1%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

57

Shareholder Expense Example	Nationwide HighMark California Intermediate Tax Free Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark California Intermediate Tax Free Bond Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	1,022.00	3.97	0.79
	Hypothetical	(a)(b)	1,000.00	1,020.93	3.97	0.79
Class C Shares	Actual	(a)	1,000.00	1,019.80	6.28	1.25
	Hypothetical	(a)(b)	1,000.00	1,018.65	6.27	1.25
Institutional Service Class Shares	Actual	(a)	1,000.00	1,022.20	2.72	0.54
	Hypothetical	(a)(b)	1,000.00	1,022.18	2.72	0.54
Institutional Class Shares	Actual	(a)	1,000.00	1,022.40	2.46	0.49
	Hypothetical	(a)(b)	1,000.00	1,022.43	2.46	0.49

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

58

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

Municipal Bonds 97.9%

	Principal Amount	Market Value

California 97.9%
Alhambra, Unified School District, Election 2004, Prerefunded, GO, AGC Insured, Series B, 5.25%, 08/01/23	$1,150,000	$1,314,174
Alhambra, Unified School District, Refunding, GO
Series A, 5.00%, 08/01/20	495,000	577,957
Series A, 5.00%, 08/01/21	475,000	569,022
Alum Rock Union Elementary School District, Election 2012, GO, Series C, 5.00%, 08/01/29	595,000	741,703
Anaheim, Union High School District, California 2015, Refunding, GO, 5.00%, 08/01/24	2,000,000	2,543,660
Atascadero, Unified School District, Election 2010, GO, AGM Insured, Series A, 5.25%, 08/01/25	345,000	407,652
Banning, Utility Authority Water Enterprise and Improvement Projects, Refunding, RB, AGM Insured, 5.00%, 11/01/23	500,000	616,395
Bay Area Toll Authority, San Francisco Bay Area, Refunding, RB, Series F-1, 5.00%, 04/01/24	740,000	896,991
Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Prepayment Program, RB, Series A, 4.00%, 10/01/19	880,000	974,389
Burlingame Financing Authority, Storm Drainage, RB
5.00%, 07/01/27	305,000	381,820
5.00%, 07/01/28	400,000	496,424
Burlingame, Elementary School District, Refunding, GO, AGM Insured, 5.25%, 07/15/16	795,000	803,125
California Educational Facilities Authority, Pepperdine University, Refunding, RB, Series 2012, 5.00%, 09/01/24	455,000	561,156
California Educational Facilities Authority, Santa Clara University, Prerefunded, RB
5.25%, 04/01/23	235,000	255,379
5.25%, 04/01/24	650,000	706,368
California Educational Facilities Authority, Santa Clara University, Unrefunded, RB
5.25%, 04/01/23	15,000	16,259
5.25%, 04/01/24	45,000	48,749
California Health Facilities Financing Authority, Refunding, RB
5.00%, 11/15/23	500,000	633,465
5.00%, 11/15/28	4,000,000	5,033,000

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
California State, Department of Water Resources, Power Supply Revenue, Prerefunded, RB, AGM Insured
Series H, 5.00%, 05/01/21	$1,065,000	$1,156,792
Series H, 5.00%, 05/01/22	1,290,000	1,401,185
California State, Department of Water Resources, Power Supply Revenue, Unrefunded, RB, AGM Insured, Series H, 5.00%, 05/01/21	420,000	455,729
California State, Economic Recovery, Prerefunded Balance, GO
Series A, 5.00%, 07/01/20	555,000	628,427
Series A, 5.25%, 07/01/21	2,545,000	2,901,605
California State, GO
5.00%, 10/01/20	1,000,000	1,174,490
5.00%, 11/01/24	2,000,000	2,362,240
California State, Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, RB, Series H, 5.00%, 12/01/27	3,660,000	4,611,234
California State, Public Works Board, Lease Revenue, Regents of the University of California, ETM, RB
Series G, 5.00%, 12/01/17	1,525,000	1,630,103
Series G, 5.00%, 12/01/21	1,000,000	1,212,940
California State, Refunding, GO, 5.00%, 12/01/17	1,545,000	1,588,275
California State, University, Statewide, RB, Series A, 5.00%, 11/01/23	300,000	377,619
California State, University, Systemwide, Prerefunded, RB, Series A, 5.25%, 11/01/22	255,000	288,770
California State, University, Systemwide, Refunding, RB
Series A, 5.00%, 11/01/25	1,000,000	1,148,320
Series A, 5.00%, 11/01/26	1,500,000	1,718,250
California State, Various Purposes, GO, 5.63%, 04/01/25	2,055,000	2,351,084
Campbell, Unified High School District, Refunding, GO, 5.25%, 08/01/25	695,000	794,218
Cerritos, Community College District, Election 2004, Prerefunded Balance, GO
Series C, 5.25%, 08/01/24	450,000	514,557
Series C, 5.25%, 08/01/25	750,000	857,595
Chaffey, Community College District, Election 2002, GO, Series E, 5.00%, 06/01/23	1,000,000	1,233,840
Chino Valley, Unified School District, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	975,000	1,207,469

59

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
Citrus, Community College District, Election 2004, Prerefunded Balance, GO, Series C, 5.25%, 06/01/25	$545,000	$618,902
Citrus, Community College District, Refunding, GO, Series A, 5.00%, 08/01/23	500,000	624,875
Desert Sands, Unified School District, Election 2001, Prerefunded, GO
5.25%, 08/01/20	610,000	672,189
5.25%, 08/01/22	825,000	909,109
El Camino, Community College District, Refunding, GO, 5.00%, 08/01/21	1,250,000	1,503,087
Fallbrook, Union Elementary School District, San Diego County, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	720,000	891,670
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 08/01/24	500,000	629,905
Fruitvale, School District, Refunding, GO, 5.00%, 08/01/25	400,000	516,064
Garden Grove California Agency for Community Development, Tax Allocation Bonds, 5.00%, 10/01/25	500,000	635,480
Gavilan, Joint Community College District, Refunding, GO, 5.00%, 08/01/21	1,000,000	1,199,630
Gilroy, Unified School District, Election 2008, Prerefunded Balance, GO, AGC Insured, Series A, 5.25%, 08/01/22	1,945,000	2,224,030
Hawthorne city Subordinate Tax Allocation, Successor Agency to the Community Redevelopment Agency, Refunding, Tax Allocation, AGM Insured, 5.00%, 09/01/29	500,000	610,195
Imperial, Irrigation District, Electric Revenue, Refunding, RB
Series B, 5.00%, 11/01/26	2,600,000	2,996,240
Series C, 5.00%, 11/01/27	200,000	256,146
Series C, 5.00%, 11/01/28	555,000	703,474
Series C, 5.00%, 11/01/32	450,000	557,131
Kern Country Water Agency, Improvement District No 4, Refunding, RB, Series A, 5.00%, 05/01/29	1,000,000	1,228,730
Kern, High School District, Refunding, GO
4.00%, 08/01/18	455,000	488,238
4.00%, 08/01/19	740,000	815,139
5.00%, 08/01/22	885,000	1,084,187

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
Lincoln, Unified School District, Election 2012, GO, Series C, 5.00%, 08/01/24	$250,000	$317,070
Lompoc, Unified School District, GO, 5.00%, 06/01/23	345,000	429,901
Long Beach, Harbor Revenue, Refunding, RB, Series B, 5.00%, 05/15/24	1,845,000	2,152,488
Long Beach, Unified School District, Election 2008, Prerefunded, GO
Series B, 5.25%, 08/01/24	940,000	1,074,194
Series A, 5.25%, 08/01/25	1,540,000	1,759,851
Long Beach, Unified School District, Election 2008, Unrefunded Balance, GO
Series B, 5.25%, 08/01/24	60,000	68,662
Series A, 5.25%, 08/01/25	100,000	114,436
Los Angeles Country Public Works Financing Authority, RB
Series D, 5.00%, 12/01/23	400,000	501,632
Series D, 5.00%, 12/01/28	1,430,000	1,777,905
Los Angeles, Airport Department Revenue, Los Angeles International Airport, RB, Series D, 5.00%, 05/15/24	1,130,000	1,315,376
Los Angeles, Airport Department Revenue, Los Angeles International Airport, Refunding, RB
Series A, 5.25%, 05/15/22	500,000	567,060
Series A, 5.00%, 05/15/23	1,000,000	1,164,640
Los Angeles, Community College District, Election 2003, Prerefunded Balance, GO, AGM Insured
Series E, 5.00%, 08/01/17	1,000,000	1,011,660
Series E, 5.00%, 08/01/23	1,360,000	1,375,858
Los Angeles, GO, Series A, 5.00%, 09/01/24	975,000	1,180,081
Los Angeles, Harbor Department Revenue, RB
Series A, 5.00%, 08/01/20	2,090,000	2,388,766
Series A, 5.25%, 08/01/21	350,000	402,850
Los Angeles, Refunding, GO, Series A, 5.00%, 09/01/23	2,535,000	3,068,212
Los Angeles, Unified School District, Election 2002, GO, Series D, 5.25%, 07/01/24	1,000,000	1,141,310
Los Angeles, Unified School District, Election 2004, GO, Series I, 5.00%, 07/01/25	1,910,000	2,164,966
Los Angeles, Unified School District, Election 2008, Prerefunded Balance, GO, FGIC Insured, Series F, 5.00%, 07/01/19	680,000	685,352

60

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
Los Angeles, Unified School District, Refunding, GO, Series C, 5.00%, 07/01/24	$1,280,000	$1,633,523
Los Angeles, Waste Water System Revenue, Senior Lien, Refunding, RB, Series B, 5.00%, 06/01/24	1,535,000	1,877,182
Los Angeles, Water & Power Department Revenue, Power System, Refunding, RB
Series A, 5.00%, 07/01/18	1,425,000	1,558,807
Series A, 5.00%, 07/01/22	2,380,000	2,864,330
Manteca, Sewer Revenue, Refunding, RB, 5.00%, 12/01/22	1,580,000	1,919,226
Merced, Community College District, Refunding, GO, 5.00%, 08/01/25	1,000,000	1,260,840
Milpitas Redevelopment Agency, Refunding, Tax Allocation, 5.00%, 09/01/27	1,055,000	1,309,814
Modesto, Irrigation District, Capital Improvements, COP, Series A, 5.50%, 10/01/25	1,500,000	1,685,940
Modesto, Irrigation District, Electric Revenue, Refunding, RB
Series A, 5.00%, 07/01/20	535,000	624,618
Series A, 5.00%, 07/01/21	750,000	897,285
Series A, 5.00%, 07/01/22	1,575,000	1,863,855
Mount Diablo, Unified School District, Election 2002, Refunding, GO
Series B, 5.00%, 07/01/20	1,145,000	1,334,234
Series B-2, 5.00%, 07/01/24	2,000,000	2,435,540
Mount Diablo, Unified School District, Refunding, GO
5.00%, 08/01/23	2,125,000	2,529,685
5.00%, 08/01/26	300,000	352,038
Northern California Transmission Agency, Refunding, RB, Series A, 5.00%, 05/01/22	665,000	747,926
Northern California Transmission Agency, Unrefunded Balance, RB, Series A, 5.00%, 05/01/22	535,000	597,365
Oak Grove, School District, Refunding, GO, 5.00%, 08/01/23	500,000	631,975
Ohlone, Community College District, Refunding, GO, 5.00%, 08/01/22	720,000	882,050
Orange County, Sanitation District, COP, AGM Insured, Series B, 5.00%, 02/01/17	530,000	548,036
Oxnard, School District, Election 2012, GO, AGM Insured, Series D, 5.25%, 08/01/26	250,000	317,408
Pajaro Valley, Unified School District, Refunding, GO, Series A, 4.00%, 08/01/19	500,000	550,770

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
Palm Springs Financing Authority Lease, Refunding, RB, 5.00%, 11/01/25	$260,000	$327,855
Paramount, Unified School District, Refunding, GO, BAM Insured, 5.00%, 08/01/22	500,000	608,530
Peralta, Community College District, Refunding, GO, 5.00%, 08/01/20	2,240,000	2,620,509
Perris, Unified High School District, Refunding, GO, BAM Insured, 5.00%, 09/01/24	1,000,000	1,259,650
Placentia-Yorba Linda, Unified School District, Refunding, GO, 5.00%, 08/01/24	500,000	635,915
Port of Oakland, Intermediate Lien, Refunding, RB, NATL-RE Insured, Series B, 5.00%, 11/01/18	1,970,000	2,101,517
Redding, Electric System Revenue, Refunding, COP, AGM Insured
Series A, 5.25%, 06/01/19	475,000	520,258
Series A, 5.00%, 06/01/22	1,525,000	1,660,069
Series A, 5.00%, 06/01/24	1,160,000	1,260,468
Sacramento, Municipal Utility District, Electric Revenue, Refunding, RB, Series X, 5.00%, 08/15/18	1,000,000	1,097,880
Sacramento, Municipal Utility District, Electric Revenue, Refunding, RB, AGM Insured
Series U, 5.00%, 08/15/23	1,690,000	1,857,141
Series U, 5.00%, 08/15/24	595,000	653,268
Sacramento, Unified School District, Refunding, GO, 5.00%, 07/01/19	1,000,000	1,126,250
San Bernardino, Community College District, Election 2002, Prerefunded Balance, GO, Series A, 6.25%, 08/01/24	1,055,000	1,185,113
San Bernardino, Community College District, Refunding, GO
Series A, 4.00%, 08/01/18	405,000	434,585
Series A, 5.00%, 08/01/20	1,000,000	1,168,040
San Diego, Community College District, Refunding, GO
5.00%, 08/01/20	560,000	656,919
5.00%, 08/01/21	400,000	482,352
5.00%, 08/01/24	1,000,000	1,233,880
San Diego, Public Facilities Financing Authority, Sewer Revenue, Refunding, RB
Series B, 5.50%, 05/15/23	3,750,000	4,283,325
Series A, 5.25%, 05/15/26	1,675,000	1,965,964

61

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
San Diego, Public Facilities Financing Authority, Water Revenue, Refunding, RB, Series B, 5.00%, 08/01/21	$1,000,000	$1,137,380
San Diego, Successor Agency to the Redevelopment Agency, Refunding, Tax Allocation
Series A, 5.00%, 09/01/27	1,100,000	1,386,220
Series A, 5.00%, 09/01/29	500,000	620,450
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured, 5.25%, 05/01/19	2,150,000	2,438,380
San Francisco City & County, Earthquake Safety, Prerefunded Balance, GO, Series E, 5.00%, 06/15/26	1,000,000	1,166,800
San Francisco City & County, General Hospital Improvement, Prerefunded Balance, GO, Series A, 5.25%, 06/15/24	250,000	284,560
San Francisco City & County, Public Utilities Commission, Water Revenue, Refunding, RB
Series A, 5.00%, 11/01/22	250,000	310,605
Series A, 5.00%, 11/01/26	1,075,000	1,368,163
San Francisco City & County, Refunding, GO, Series R1, 5.00%, 06/15/24	755,000	920,760
San Francisco City & County, Unified School District, Prop A, Election 2006, GO, Series B, 5.25%, 06/15/23	950,000	1,079,666
San Francisco, Bay Area Rapid Transit, District Sales Tax Revenue, Refunding, RB, Series A, 5.00%, 07/01/23	500,000	615,720
San Leandro, Unified School District, Refunding, GO, AGM Insured
Series B, 5.00%, 08/01/24	1,000,000	1,265,620
Series A, 5.00%, 08/01/25	500,000	638,575
San Mateo Union High School District, Election 2006, GO
Series 2013-A, 5.00%, 09/01/20	400,000	469,436
Series 2013-A, 5.00%, 09/01/22	1,000,000	1,234,230
San Mateo, Flood Control District, Refunding, RB, 5.00%, 08/01/25	610,000	783,972
San Mateo, Joint Powers Financing Authority, Lease Revenue, San Mateo County, Capital Projects, Refunding, RB, Series A, 5.25%, 07/15/24	1,000,000	1,137,090

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
Santee California School District, Refunding, GO
5.00%, 08/01/23	$300,000	$374,925
5.00%, 08/01/24	400,000	508,732
Southern California, Public Power Authority, Power Project Revenue, Canyon Power, Refunding, RB, Series A, 5.00%, 07/01/25	3,065,000	3,520,275
Southern California, Public Power Authority, Transmission Project Revenue, Sub-Southern Transmission, Refunding, RB, Series A, 5.00%, 07/01/23	1,200,000	1,341,456
State Center, Community College District, Refunding, GO, 5.00%, 08/01/20	1,000,000	1,170,320
Stockton California, Unified School District, Election 2012, GO, BAM Insured, Series B, 5.00%, 08/01/26	810,000	1,012,176
Stockton, Unified School District, Election 2005, GO, AGM Insured, 5.00%, 08/01/16	645,000	652,476
Torrance, Unified School District, Election 2008, Measure Z, Prerefunded Balance, GO, 5.50%, 08/01/25	1,000,000	1,151,480
Tracy Community Development Agency, Refunding, Tax Allocation, AGM Insured
5.00%, 08/01/28	1,000,000	1,235,090
5.00%, 08/01/29	1,000,000	1,224,530
Tracy, Unified School District, Refunding, GO, 5.00%, 08/01/26	1,490,000	1,883,911
Union City Community Redevelopment Agency, Refunding, Tax Allocation, Series A, 5.00%, 10/01/32	555,000	675,507
University of California, Limited Project Revenue, RB, Series I, 5.00%, 05/15/22	1,000,000	1,225,940
University of California, Limited Project Revenue, Refunding, RB
Series G, 5.00%, 05/15/22	935,000	1,146,254
Series G, 5.00%, 05/15/24	2,475,000	3,023,460
University of California, Prerefunded Balance, RB, Series O, 5.50%, 05/15/22	2,000,000	2,284,440
University of California, RB, Series AO, 5.00%, 05/15/23	250,000	312,828
Upland, Unified School District, Refunding, GO,
5.00%, 08/01/25	500,000	588,940

62

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
Upland, Unified School District, Election 2008, Refunding, GO, Series A, 5.00%, 08/01/26	$800,000	$1,020,280
Series C, 5.00%, 08/01/19	275,000	311,737
Vista, Unified School District, Refunding, GO
5.00%, 08/01/21	500,000	599,535
5.00%, 08/01/22	500,000	612,535
5.00%, 08/01/24	300,000	369,261
West Valley-Mission, Community College District, Election 2012, GO, Series A, 5.00%, 08/01/24	1,615,000	1,975,662

Total Municipal Bonds (cost $179,515,092)		191,660,433

Mutual Fund 0.3%

	Shares

Money Market Fund 0.3%
Goldman Sachs Tax Exempt California Fund — Institutional Shares, 0.01% (a)	670,748	670,748

Total Mutual Fund (cost $670,748)		670,748

Total Investments (cost $180,185,840) (b)(c) — 98.2%		192,331,181

Other assets in excess of liabilities — 1.8%		3,440,944

NET ASSETS — 100.0%		$195,772,125

(a)	Represents 7-day effective yield as of April 30, 2016.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

(c)	Assured Guaranty Municipal Corporation has either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At April 30, 2016, the percentage attributed to Assured Guaranty Municipal Corporation was 10.23%.
AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal Corporation

BAM	Build America Mutual

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Corporation

GO	General Obligation

NATL	National Public Finance Guarantee Corporation

RB	Revenue Bond

RE	Reinsured

The accompanying notes are an integral part of these financial statements.

63

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund
Assets:
Investments, at value (cost $180,185,840)	$192,331,181
Interest and dividends receivable	2,633,890
Receivable for capital shares issued	1,231,936
Prepaid expenses	14,735

Total Assets	196,211,742

Liabilities:
Distributions payable	154,583
Payable for capital shares redeemed	139,266
Accrued expenses and other payables:
Investment advisory fees	55,673
Fund administration fees	10,272
Distribution fees	30,522
Administrative servicing fees	16,854
Accounting and transfer agent fees	4,022
Trustee fees	339
Custodian fees	1,216
Compliance program costs (Note 3)	90
Professional fees	19,335
Printing fees	7,445

Total Liabilities	439,617

Net Assets	$195,772,125

Represented by:
Capital	$182,344,543
Accumulated undistributed net investment income	2,712
Accumulated net realized gains from investments	1,279,529
Net unrealized appreciation/(depreciation) from investments	12,145,341

Net Assets	$195,772,125

Net Assets:
Class A Shares	$51,620,724
Class C Shares	32,559,124
Institutional Service Class Shares	53,047,275
Institutional Class Shares	58,545,002

Total	$195,772,125

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	4,917,791
Class C Shares	3,113,418
Institutional Service Class Shares	5,027,535
Institutional Class Shares	5,547,654

Total	18,606,398

64

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.50
Class C Shares (b)	$10.46
Institutional Service Class Shares	$10.55
Institutional Class Shares	$10.55
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.74

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

65

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund
INVESTMENT INCOME:
Interest income	$2,714,341
Dividend income	38

Total Income	2,714,379

EXPENSES:
Investment advisory fees	425,368
Fund administration fees	61,393
Distribution fees Class A	63,047
Distribution fees Class C	118,572
Administrative servicing fees Class A	16,549
Administrative servicing fees Class C	7,905
Administrative servicing fees Institutional Service Class	16,306
Registration and filing fees	8,925
Professional fees	20,891
Printing fees	8,730
Trustee fees	2,816
Custodian fees	3,525
Accounting and transfer agent fees	16,594
Compliance program costs (Note 3)	435
Other	6,983

Total expenses before earnings credit and expenses reimbursed	778,039

Earnings credit (Note 4)	(131)
Expenses reimbursed by adviser (Note 3)	(101,873)

Net Expenses	676,035

NET INVESTMENT INCOME	2,038,344

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,241,795
Net change in unrealized appreciation/(depreciation) from investments	806,451

Net realized/unrealized gains from investments	2,048,246

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,086,590

The accompanying notes are an integral part of these financial statements.

66

Statements of Changes in Net Assets

	Nationwide HighMark California Intermediate Tax Free Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$2,038,344	$4,288,602
Net realized gains from investments	1,241,795	517,363
Net change in unrealized appreciation/(depreciation) from investments	806,451	(1,405,520)

Change in net assets resulting from operations	4,086,590	3,400,445

Distributions to Shareholders From:
Net investment income:
Class A	(525,584)	(1,164,575)
Class C	(259,299)	(553,297)
Institutional Service Class	(787,006)	(2,560,283)
Institutional Class	(464,257)	(272)
Net realized gains:
Class A	(138,671)	(414,188)
Class C	(87,782)	(234,003)
Institutional Service Class	(292,433)	(773,459)
Institutional Class	(30)	(82)

Change in net assets from shareholder distributions	(2,555,062)	(5,700,159)

Change in net assets from capital transactions	10,005,310	2,414,328

Change in net assets	11,536,838	114,614

Net Assets:
Beginning of period	184,235,287	184,120,673

End of period	$195,772,125	$184,235,287

Accumulated undistributed net investment income at end of period	$2,712	$514

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$4,817,265	$8,309,037
Dividends reinvested	599,863	1,393,922
Cost of shares redeemed	(3,862,370)	(13,251,866)

Total Class A Shares	1,554,758	(3,548,907)

Class C Shares
Proceeds from shares issued	3,673,554	4,649,760
Dividends reinvested	319,351	720,085
Cost of shares redeemed	(2,750,113)	(4,007,071)

Total Class C Shares	1,242,792	1,362,774

Institutional Service Class Shares
Proceeds from shares issued	8,521,519	22,701,823
Dividends reinvested	562,724	1,350,655
Cost of shares redeemed	(59,720,339)	(19,452,371)

Total Institutional Service Class Shares	(50,636,096)	4,600,107

67

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark California Intermediate Tax Free Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$59,531,182	$–
Dividends reinvested	21,267	354
Cost of shares redeemed	(1,708,593)	–

Total Institutional Class Shares	57,843,856	354

Change in net assets from capital transactions	$10,005,310	$2,414,328

SHARE TRANSACTIONS:
Class A Shares
Issued	462,236	795,612
Reinvested	57,512	133,552
Redeemed	(369,340)	(1,270,628)

Total Class A Shares	150,408	(341,464)

Class C Shares
Issued	353,180	447,002
Reinvested	30,744	69,251
Redeemed	(264,568)	(385,949)

Total Class C Shares	119,356	130,304

Institutional Service Class Shares
Issued	811,634	2,167,297
Reinvested	53,763	128,700
Redeemed	(5,727,440)	(1,860,213)

Total Institutional Service Class Shares	(4,862,043)	435,784

Institutional Class Shares
Issued	5,707,059	–
Reinvested	2,019	33
Redeemed	(162,464)	–

Total Institutional Class Shares	5,546,614	33

Total change in shares	954,335	224,657

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

68

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark California Intermediate Tax Free Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.41	0.11	0.12	0.23	(0.11)	(0.03)	(0.14)	$10.50	2.20%		$51,620,724	0.79%	2.09%	0.91%	9.89%
Year Ended October 31, 2015	$10.54	0.23	(0.05)	0.18	(0.23)	(0.08)	(0.31)	$10.41	1.79%		$49,646,917	0.79%	2.25%	0.91%	7.78%
Period Ended October 31, 2014 (h)	$10.47	0.06	0.07	0.13	(0.06)	–	(0.06)	$10.54	1.24%		$53,860,184	0.79%	2.27%	1.01%	1.45%
Year Ended July 31, 2014	$10.17	0.24	0.32	0.56	(0.24)	(0.02)	(0.26)	$10.47	5.54%		$57,843,395	0.79%	2.31%	0.98%	3.67%
Year Ended July 31, 2013	$10.54	0.23	(0.37)	(0.14)	(0.23)	–	(0.23)	$10.17	(1.38%	)	$76,478,399	0.79%	2.17%	1.25%	20.00%
Year Ended July 31, 2012	$10.14	0.24	0.40	0.64	(0.24)	–	(0.24)	$10.54	6.40%		$92,569,680	0.79%	2.30%	1.27%	34.00%
Year Ended July 31, 2011	$10.18	0.25	(0.04)	0.21	(0.25)	–	(0.25)	$10.14	2.13%		$78,038,152	0.79%	2.54%	1.27%	32.00%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.37	0.09	0.12	0.21	(0.09)	(0.03)	(0.12)	$10.46	1.98%		$32,559,124	1.25%	1.64%	1.39%	9.89%
Year Ended October 31, 2015	$10.50	0.19	(0.05)	0.14	(0.19)	(0.08)	(0.27)	$10.37	1.34%		$31,063,103	1.24%	1.80%	1.41%	7.78%
Period Ended October 31, 2014 (h)	$10.43	0.05	0.07	0.12	(0.05)	–	(0.05)	$10.50	1.14%		$30,078,664	1.24%	1.83%	1.51%	1.45%
Year Ended July 31, 2014	$10.14	0.19	0.31	0.50	(0.19)	(0.02)	(0.21)	$10.43	4.99%		$30,015,316	1.24%	1.87%	1.43%	3.67%
Year Ended July 31, 2013	$10.50	0.18	(0.36)	(0.18)	(0.18)	–	(0.18)	$10.14	(1.72%	)	$38,244,483	1.24%	1.72%	1.50%	20.00%
Year Ended July 31, 2012	$10.10	0.19	0.41	0.60	(0.20)	–	(0.20)	$10.50	5.96%		$35,519,408	1.24%	1.85%	1.52%	34.00%
Year Ended July 31, 2011	$10.15	0.21	(0.05)	0.16	(0.21)	–	(0.21)	$10.10	1.59%		$22,805,903	1.24%	2.09%	1.52%	32.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2016 (Unaudited)	$10.47	0.12	0.11	0.23	(0.12)	(0.03)	(0.15)	$10.55	2.22%		$53,047,275	0.54%	2.34%	0.63%	9.89%
Year Ended October 31, 2015	$10.60	0.26	(0.05)	0.21	(0.26)	(0.08)	(0.34)	$10.47	2.03%		$103,514,374	0.54%	2.48%	0.63%	7.78%
Period Ended October 31, 2014 (h)	$10.53	0.07	0.07	0.14	(0.07)	–	(0.07)	$10.60	1.30%		$100,171,154	0.54%	2.50%	0.72%	1.45%
Year Ended July 31, 2014	$10.23	0.26	0.32	0.58	(0.26)	(0.02)	(0.28)	$10.53	5.77%		$100,434,193	0.54%	2.55%	0.71%	3.67%
Year Ended July 31, 2013	$10.60	0.26	(0.37)	(0.11)	(0.26)	–	(0.26)	$10.23	(1.12%	)	$115,914,205	0.54%	2.42%	1.00%	20.00%
Year Ended July 31, 2012	$10.19	0.27	0.41	0.68	(0.27)	–	(0.27)	$10.60	6.73%		$133,142,578	0.54%	2.55%	1.02%	34.00%
Year Ended July 31, 2011	$10.23	0.28	(0.04)	0.24	(0.28)	–	(0.28)	$10.19	2.38%		$123,643,818	0.54%	2.79%	1.02%	32.00%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.47	0.12	0.11	0.23	(0.12)	(0.03)	(0.15)	$10.55	2.24%		$58,545,002	0.49%	2.34%	0.59%	9.89%
Year Ended October 31, 2015	$10.60	0.27	(0.06)	0.21	(0.26)	(0.08)	(0.34)	$10.47	2.08%		$10,893	0.49%	2.53%	0.60%	7.78%
Period Ended October 31, 2014 (h)	$10.53	0.07	0.07	0.14	(0.07)	–	(0.07)	$10.60	1.31%		$10,671	0.49%	2.56%	0.70%	1.45%
Period Ended July 31, 2014 (j)	$10.24	0.23	0.31	0.54	(0.23)	(0.02)	(0.25)	$10.53	5.34%		$10,533	0.49%	2.58%	0.64%	3.67%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

69

Fund Overview	Nationwide HighMark National Intermediate Tax Free Bond Fund

Asset Allocation†

Municipal Bonds	98.2%
Mutual Fund	0.7%
Other assets in excess of liabilities	1.1%
100.0%

Top Holdings††

Florida State, Board of Education, Public Education, Refunding, GO, 5.00%, 06/01/22	3.9%
Houston, Utility System Revenue, Refunding, RB, Combined First Lien, 5.00%, 11/15/19	3.3%
Alaska State, Municipality of Anchorage, GO, 5.00%, 09/01/27	2.9%
Clark County, Limited Tax-Bond Bank, GO, 5.00%, 06/01/25	2.9%
Hawaii State, Refunding, GO, 5.00%, 12/01/19	2.5%
California State, Various Purposes, GO, 5.63%, 04/01/25	2.4%
Hawaii State, Refunding, GO, 5.00%, 11/01/23	2.3%
Yakima County, East Valley School District No. 90, GO, 5.00%, 12/01/28	2.2%
Tampa Bay, Water Utility System Revenue and Improvement, Refunding, RB, NATL Insured, 5.50%, 10/01/21	2.1%
King County, Issaquah School District No. 409, GO, 5.00%, 12/01/26	2.1%
Other Holdings	73.4%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

70

Shareholder Expense Example	Nationwide HighMark National Intermediate Tax Free Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark National Intermediate Tax Free Bond Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	1,020.80	3.87	0.77
	Hypothetical	(a)(b)	1,000.00	1,021.03	3.87	0.77
Class C Shares	Actual	(a)	1,000.00	1,018.50	6.12	1.22
	Hypothetical	(a)(b)	1,000.00	1,018.80	6.12	1.22
Institutional Service Class Shares	Actual	(a)	1,000.00	1,022.10	2.61	0.52
	Hypothetical	(a)(b)	1,000.00	1,022.28	2.61	0.52
Institutional Class Shares	Actual	(a)	1,000.00	1,022.40	2.36	0.47
	Hypothetical	(a)(b)	1,000.00	1,022.53	2.36	0.47

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

71

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund

Municipal Bonds 98.2%

	Principal Amount	Market Value

Alaska 4.7%
Alaska State, International Airports Revenue, Refunding, RB
Series A, 5.00%, 10/01/28	$250,000	$307,715
Series A, 5.00%, 10/01/29	250,000	305,935
Alaska State, International Airports Revenue, Refunding, RB, NATL-RE Insured, Series D, 5.00%, 10/01/22	500,000	509,740
Alaska State, Municipality of Anchorage, GO, Series A, 5.00%, 09/01/27	1,440,000	1,802,578

		2,925,968

Arizona 2.2%
City of Phoenix, Civic Improvement Corp., Series B, 5.00%, 07/01/26	200,000	249,898
Phoenix, Refunding, GO, Series A, 6.25%, 07/01/17	1,025,000	1,092,158

		1,342,056

California 16.8%
California Educational Facilities Authority, University of Redlands, Refunding, RB, Series A, 5.00%, 10/01/26	250,000	311,582
California Health Facilities Financing Authority, Refunding, RB, Series A, 5.00%, 11/15/28	200,000	250,270
California State, Department of Water Resources, Power Supply Revenue, Prerefunded, RB, AGM Insured, Series H, 5.00%, 05/01/22	715,000	776,626
California State, GO, 5.00%, 10/01/20	750,000	880,868
California State, San Leandro Unified School District, Refunding, GO, AGM Insured, Series B, 5.00%, 08/01/25	500,000	642,600
California State, Stockton Unified School District, GO, AGM Insured, 5.00%, 07/01/24	330,000	400,010
California State, Various Purposes, GO, 5.63%, 04/01/25	1,300,000	1,487,304
Franklin-Mckinley, School District, Refunding, GO, AGM Insured, 5.00%, 08/01/26	405,000	508,194
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 08/01/24	500,000	629,905
Kern Country Water Agency, Improvement District No 4, Refunding, RB, AGM Insured, Series A, 5.00%, 05/01/28	735,000	909,496

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
Los Angeles, Refunding, GO, Series A, 5.00%, 09/01/23	$1,000,000	$1,210,340
Perris, Unified High School District, Refunding, GO, BAM Insured, 5.00%, 09/01/24	1,000,000	1,259,650
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured, 5.25%, 05/01/19	1,000,000	1,134,130

		10,400,975

Colorado 0.8%
Denver Colorado City & County School District No. 1, Refunding, GO, NATL Insured, Series A, 5.25%, 12/01/21	390,000	475,956

Connecticut 1.8%
Connecticut State, GO, Series D, 5.00%, 11/01/19	1,000,000	1,135,100

Florida 8.8%
Florida State, Board of Education, Public Education, Refunding, GO
Series A, 5.00%, 06/01/18	525,000	572,224
Series D, 5.00%, 06/01/22	2,000,000	2,390,740
Orlando, Utilities Commission, Utility System Revenue, Refunding, RB, Series A, 5.00%, 10/01/20	1,050,000	1,228,993
Tampa Bay, Water Utility System Revenue and Improvement, Refunding, RB, NATL Insured, 5.50%, 10/01/21	1,045,000	1,284,817

		5,476,774

Georgia 1.3%
City of Atlanta, Water & Wastewater Revenue, Refunding, RB
5.00%, 11/01/22	250,000	306,995
5.00%, 11/01/27	400,000	499,936

		806,931

Hawaii 8.7%
Hawaii State, Refunding, GO
Series EA, 5.00%, 12/01/19	1,330,000	1,522,052
Series EF, 5.00%, 11/01/23	1,140,000	1,392,875
Honolulu City and County, Prerefunded Balance, GO, Series A, 5.00%, 04/01/25	1,080,000	1,210,086
Honolulu City and County, Refunding, GO, Series B, 5.00%, 11/01/24	635,000	778,212

72

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

Hawaii (continued)
Honolulu City and County, Wastewater System Revenue, Refunding, RB, Series B, 5.00%, 07/01/20	$425,000	$492,783

		5,396,008

Idaho 1.9%
Boise State University, Refunding, RB
Series A, 5.00%, 04/01/24	425,000	531,216
Series A, 5.00%, 04/01/27	500,000	630,925

		1,162,141

Illinois 1.7%
Chicago, O’Hare International Airport Revenue, General Apartment-Third Lien, RB, AGM Insured, Series B, 5.00%, 01/01/19	1,000,000	1,029,050

Maryland 0.9%
Maryland State, State & Local Facilities-3rd, GO, Series A, 5.00%, 11/01/18	500,000	553,130

Massachusetts 2.4%
Massachusetts Bay Transportation Authority, Refunding, RB, Series A, 5.25%, 07/01/20	300,000	352,641
Massachusetts State, Bay Transportation Authority, Massachussets Sales Tax Revenue, Refunding, RB, Senior Series A, Series A, 5.25%, 07/01/18	600,000	659,430
Massachusetts State, Water Resources Authority, Refunding, RB, Series B, 5.00%, 08/01/19	415,000	470,917

		1,482,988

Minnesota 1.6%
State of Minnesota, GO, Series A, 5.00%, 10/01/20	840,000	988,176

Nevada 3.9%
Clark County, Limited Tax-Bond Bank, GO, 5.00%, 06/01/25	1,620,000	1,756,485
Nevada State, Capital Improvement and Cultural Affairs, Refunding, GO, Series B, 5.00%, 11/01/24	500,000	633,995

		2,390,480

New Jersey 3.3%
New Jersey State, Transportation Trust Fund Authority, Refunding, RB,
Series A, 5.25%, 12/15/21	760,000	853,617
Series A, 5.50%, 12/15/22	1,020,000	1,168,675

		2,022,292

Municipal Bonds (continued)

	Principal Amount	Market Value

New York 4.8%
New York City, Fiscal 2008, Prerefunded, GO, AGM Insured, Series Sub Series C-1, 5.00%, 10/01/24	$130,000	$138,050
New York City, Fiscal 2008, Unrefunded Balance, GO, AGM Insured, Series Sub Series C-1, 5.00%, 10/01/24	575,000	610,431
New York City, GO, Series E, 5.00%, 08/01/20	500,000	582,620
New York State, Thruway Authority Second Highway and Bridge Trust Fund, RB, Series B, 5.00%, 04/01/21	1,075,000	1,209,149
New York State, Thruway Authority, State Personal Transportation, Special Tax Revenue, Series A, 5.00%, 03/15/18	430,000	464,546

		3,004,796

Oregon 3.2%
Portland, International Airport Revenue, Refunding, RB, Series Twenty-Three, 5.00%, 07/01/22	310,000	376,793
Portland, Sewer System Revenue, Second Lien, Refunding, RB, AGM Insured, Series B, 5.00%, 06/15/23	860,000	934,639
State of Oregon, Article Xi-N Seismic Project, RB, Series D, 5.00%, 06/01/24	515,000	654,251

		1,965,683

Pennsylvania 2.1%
State of Pennsylvania, Refunding, 5.00%, 07/01/22	500,000	597,745
State of Pennsylvania, Turnpike Commission, RB, Series B, 5.00%, 12/01/28	600,000	733,716

		1,331,461

South Carolina 1.0%
State of South Carolina, Public Service Authority Revenue, Refunding, RB, Series A, 5.00%, 12/01/23	500,000	617,365

Texas 13.7%
Cities of Dallas and Fort Worth, International Airport Revenue, Refunding, RB, Series F, 5.00%, 11/01/22	585,000	711,313
Houston, Utility System Revenue, Refunding, RB, Combined First Lien, Series D, 5.00%, 11/15/19	1,800,000	2,052,990
Lower Colorado River Authority, RB
5.00%, 05/15/21	1,100,000	1,230,218
5.00%, 05/15/22	800,000	894,192

73

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

Texas (continued)
North East Independent School District, Texas School Building, GO, PSF-GTD, Series A, 5.00%, 08/01/17	$650,000	$685,796
San Antonio, Independent School District Unlimited Tax School Building, Refunding, GO, PSF-GTD, 5.00%, 02/15/24	1,000,000	1,256,440
San Antonio, Water Revenue, Refunding, RB, 5.00%, 05/15/23	500,000	605,895
San Antonio, Water Revenue, Refunding, RB, NATL Insured, 5.00%, 05/15/17	500,000	522,805
Texas State, University Systems Financing Revenue, Refunding, RB, 5.25%, 03/15/21	500,000	541,420

		8,501,069

Virginia 2.4%
Fairfax County, Public Improvements, Prerefunded Balance, GO, Series A, 5.00%, 04/01/19	500,000	540,930
Newport News, General Improvement, Prerefunded Balance, GO, Series A, 5.00%, 07/01/24	785,000	915,443

		1,456,373

Washington 10.2%
King & Pierce County, School District No. 408, Refunding, GO, 5.00%, 12/01/21	1,000,000	1,151,390
King County, Issaquah School District No. 409, GO, 5.00%, 12/01/26	1,000,000	1,273,150
King County, Issaquah School District No. 411, Refunding, GO, 5.00%, 12/01/23	500,000	628,300
King County, Issaquah School District No. 415, Refunding, GO, 5.00%, 12/01/24	500,000	634,870
Port Seattle, Intermediate Lien, RB, Series A, 5.00%, 04/01/25	250,000	311,435
Snohomish County, Edmonds School District No. 15, Refunding, GO, 5.00%, 12/01/22	400,000	491,104
Whatcom County, Bellingham School District No. 501, Refunding, GO, 5.00%, 12/01/25	375,000	481,957
Yakima County, East Valley School District No. 90, GO, 5.00%, 12/01/28	1,100,000	1,366,189

		6,338,395

Total Municipal Bonds (cost $58,273,327)		60,803,167

Mutual Fund 0.7%

	Shares	Market Value

Money Market Fund 0.7%
Dreyfus Tax Exempt Cash Management —Institutional Shares, 0.17% (a)	426,011	$426,011

Total Mutual Fund (cost $426,011)		426,011

Total Investments (cost $58,699,338) (b)(c) — 98.9%		61,229,178

Other assets in excess of liabilities — 1.1%		708,124

NET ASSETS — 100.0%		$61,937,302

(a)	Represents 7-day effective yield as of April 30, 2016.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

(c)	Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At April 30, 2016, the percentages attributed to Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation were 7.01% and 6.41%, respectively.

AGM	Assured Guaranty Municipal Corporation

BAM	Build America Mutual

GO	General Obligation

NATL	National Public Finance Guarantee Corporation

PSF-GTD	Priority Solidarity Fund Guaranteed

RB	Revenue Bond

RE	Reinsured

The accompanying notes are an integral part of these financial statements.

74

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund
Assets:
Investments, at value (cost $58,699,338)	$61,229,178
Interest receivable	806,553
Receivable for capital shares issued	20,332
Prepaid expenses	29,942

Total Assets	62,086,005

Liabilities:
Distributions payable	63,694
Payable for capital shares redeemed	36,867
Accrued expenses and other payables:
Investment advisory fees	4,769
Fund administration fees	7,943
Distribution fees	4,527
Administrative servicing fees	4,147
Accounting and transfer agent fees	1,992
Trustee fees	118
Custodian fees	369
Compliance program costs (Note 3)	158
Professional fees	18,895
Printing fees	5,093
Other	131

Total Liabilities	148,703

Net Assets	$61,937,302

Represented by:
Capital	$58,584,703
Accumulated distributions in excess of net investment income	(212)
Accumulated net realized gains from investments	822,971
Net unrealized appreciation/(depreciation) from investments	2,529,840

Net Assets	$61,937,302

Net Assets:
Class A Shares	$9,977,572
Class C Shares	3,981,044
Institutional Service Class Shares	19,688,501
Institutional Class Shares	28,290,185

Total	$61,937,302

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	892,919
Class C Shares	355,803
Institutional Service Class Shares	1,760,704
Institutional Class Shares	2,530,599

Total	5,540,025

75

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.17
Class C Shares (b)	$11.19
Institutional Service Class Shares	$11.18
Institutional Class Shares	$11.18
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.43

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

76

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund
INVESTMENT INCOME:
Interest income	$791,543
Dividend income	91

Total Income	791,634

EXPENSES:
Investment advisory fees	141,369
Fund administration fees	47,820
Distribution fees Class A	12,180
Distribution fees Class C	14,925
Administrative servicing fees Class A	3,110
Administrative servicing fees Class C	725
Administrative servicing fees Institutional Service Class	5,199
Registration and filing fees	21,603
Professional fees	18,757
Printing fees	6,132
Trustee fees	947
Custodian fees	1,282
Accounting and transfer agent fees	9,054
Compliance program costs (Note 3)	13
Other	5,521

Total expenses before earnings credit and expenses reimbursed	288,637

Earnings credit (Note 4)	(139)
Expenses reimbursed by adviser (Note 3)	(104,333)

Net Expenses	184,165

NET INVESTMENT INCOME	607,469

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	824,065
Net change in unrealized appreciation/(depreciation) from investments	(82,492)

Net realized/unrealized gains from investments	741,573

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,349,042

The accompanying notes are an integral part of these financial statements.

77

Statements of Changes in Net Assets

	Nationwide HighMark National Intermediate Tax Free Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$607,469	$1,392,138
Net realized gains from investments	824,065	1,017,569
Net change in unrealized appreciation/(depreciation) from investments	(82,492)	(1,471,467)

Change in net assets resulting from operations	1,349,042	938,240

Distributions to Shareholders From:
Net investment income:
Class A	(85,209)	(214,005)
Class C	(25,655)	(61,600)
Institutional Service Class	(295,547)	(1,116,555)
Institutional Class	(201,329)	(243)
Net realized gains:
Class A	(154,573)	(225,621)
Class C	(61,572)	(78,278)
Institutional Service Class	(801,997)	(906,127)
Institutional Class	(174)	(187)

Change in net assets from shareholder distributions	(1,626,056)	(2,602,616)

Change in net assets from capital transactions	(488,543)	(4,475,288)

Change in net assets	(765,557)	(6,139,664)

Net Assets:
Beginning of period	62,702,859	68,842,523

End of period	$61,937,302	$62,702,859

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(212)	$59

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,542,875	$1,460,367
Dividends reinvested	194,050	357,816
Cost of shares redeemed	(1,562,879)	(4,353,452)

Total Class A Shares	174,046	(2,535,269)

Class C Shares
Proceeds from shares issued	587,157	481,164
Dividends reinvested	81,621	134,513
Cost of shares redeemed	(541,963)	(1,102,790)

Total Class C Shares	126,815	(487,113)

Institutional Service Class Shares
Proceeds from shares issued	2,115,034	3,874,996
Dividends reinvested	769,919	1,022,787
Cost of shares redeemed	(31,597,082)	(6,351,119)

Total Institutional Service Class Shares	(28,712,129)	(1,453,336)

78

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark National Intermediate Tax Free Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$28,732,127	$–
Dividends reinvested	2,141	430
Cost of shares redeemed	(811,543)	–

Total Institutional Class Shares	27,922,725	430

Change in net assets from capital transactions	$(488,543)	$(4,475,288)

SHARE TRANSACTIONS:
Class A Shares
Issued	138,559	129,455
Reinvested	17,542	31,756
Redeemed	(140,455)	(386,144)

Total Class A Shares	15,646	(224,933)

Class C Shares
Issued	52,597	42,629
Reinvested	7,371	11,918
Redeemed	(48,498)	(97,768)

Total Class C Shares	11,470	(43,221)

Institutional Service Class Shares
Issued	189,940	344,557
Reinvested	69,683	90,664
Redeemed	(2,859,592)	(564,408)

Total Institutional Service Class Shares	(2,599,969)	(129,187)

Institutional Class Shares
Issued	2,602,185	–
Reinvested	192	38
Redeemed	(72,735)	–

Total Institutional Class Shares	2,529,642	38

Total change in shares	(43,211)	(397,303)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

79

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark National Intermediate Tax Free Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$11.22	0.10	0.13	0.23	(0.10)	(0.18)	(0.28)	$11.17	2.08%		$9,977,572	0.77%	1.75%	1.12%	18.21%
Year Ended October 31, 2015	$11.51	0.23	(0.10)	0.13	(0.22)	(0.20)	(0.42)	$11.22	1.24%		$9,847,376	0.77%	2.00%	1.10%	13.50%
Period Ended October 31, 2014 (h)	$11.45	0.06	0.06	0.12	(0.06)	–	(0.06)	$11.51	1.07%		$12,681,242	0.77%	2.15%	1.27%	2.33%
Year Ended July 31, 2014	$11.32	0.26	0.24	0.50	(0.26)	(0.11)	(0.37)	$11.45	4.49%		$13,921,742	0.77%	2.28%	1.14%	10.35%
Year Ended July 31, 2013	$11.78	0.28	(0.42)	(0.14)	(0.28)	(0.04)	(0.32)	$11.32	(1.23%	)	$17,914,754	0.77%	2.37%	1.32%	27.00%
Year Ended July 31, 2012	$11.42	0.28	0.36	0.64	(0.28)	–	(0.28)	$11.78	5.70%		$18,949,616	0.77%	2.46%	1.33%	20.00%
Year Ended July 31, 2011	$11.48	0.29	(0.06)	0.23	(0.29)	–	(0.29)	$11.42	2.08%		$23,674,401	0.77%	2.56%	1.33%	22.00%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$11.24	0.07	0.13	0.20	(0.07)	(0.18)	(0.25)	$11.19	1.85%		$3,981,044	1.22%	1.29%	1.59%	18.21%
Year Ended October 31, 2015	$11.52	0.17	(0.08)	0.09	(0.17)	(0.20)	(0.37)	$11.24	0.87%		$3,869,972	1.22%	1.55%	1.60%	13.50%
Period Ended October 31, 2014 (h)	$11.47	0.05	0.05	0.10	(0.05)	–	(0.05)	$11.52	0.87%		$4,464,546	1.22%	1.70%	1.76%	2.33%
Year Ended July 31, 2014	$11.33	0.21	0.25	0.46	(0.21)	(0.11)	(0.32)	$11.47	4.11%		$4,787,696	1.22%	1.83%	1.57%	10.35%
Year Ended July 31, 2013	$11.79	0.23	(0.42)	(0.19)	(0.23)	(0.04)	(0.27)	$11.33	(1.68%	)	$7,230,375	1.22%	1.92%	1.57%	27.00%
Year Ended July 31, 2012	$11.43	0.23	0.36	0.59	(0.23)	–	(0.23)	$11.79	5.22%		$7,978,232	1.22%	2.01%	1.58%	20.00%
Year Ended July 31, 2011	$11.49	0.24	(0.06)	0.18	(0.24)	–	(0.24)	$11.43	1.71%		$4,161,043	1.22%	2.11%	1.58%	22.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2016 (Unaudited)	$11.23	0.11	0.13	0.24	(0.11)	(0.18)	(0.29)	$11.18	2.21%		$19,688,501	0.52%	2.04%	0.83%	18.21%
Year Ended October 31, 2015	$11.51	0.25	(0.08)	0.17	(0.25)	(0.20)	(0.45)	$11.23	1.57%		$48,974,767	0.52%	2.24%	0.81%	13.50%
Period Ended October 31, 2014 (h)	$11.46	0.07	0.05	0.12	(0.07)	–	(0.07)	$11.51	1.04%		$51,686,161	0.52%	2.40%	1.00%	2.33%
Year Ended July 31, 2014	$11.33	0.29	0.24	0.53	(0.29)	(0.11)	(0.40)	$11.46	4.75%		$51,952,550	0.52%	2.53%	0.87%	10.35%
Year Ended July 31, 2013	$11.78	0.31	(0.41)	(0.10)	(0.31)	(0.04)	(0.35)	$11.33	(0.89%	)	$63,170,658	0.52%	2.62%	1.07%	27.00%
Year Ended July 31, 2012	$11.43	0.31	0.35	0.66	(0.31)	–	(0.31)	$11.78	5.87%		$73,230,424	0.52%	2.71%	1.08%	20.00%
Year Ended July 31, 2011	$11.48	0.32	(0.05)	0.27	(0.32)	–	(0.32)	$11.43	2.43%		$79,902,327	0.52%	2.81%	1.08%	22.00%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$11.23	0.11	0.13	0.24	(0.11)	(0.18)	(0.29)	$11.18	2.24%		$28,290,185	0.47%	2.01%	0.82%	18.21%
Year Ended October 31, 2015	$11.51	0.26	(0.08)	0.18	(0.26)	(0.20)	(0.46)	$11.23	1.62%		$10,744	0.47%	2.29%	0.80%	13.50%
Period Ended October 31, 2014 (h)	$11.46	0.07	0.05	0.12	(0.07)	–	(0.07)	$11.51	1.06%		$10,574	0.47%	2.45%	0.97%	2.33%
Period Ended July 31, 2014 (j)	$11.31	0.25	0.26	0.51	(0.25)	(0.11)	(0.36)	$11.46	4.61%		$10,461	0.47%	2.55%	0.80%	10.35%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

80

Fund Overview	Nationwide HighMark Short Term Bond Fund

Asset Allocation†

Corporate Bonds	58.6%
U.S. Government Mortgage Backed Agencies	12.8%
Asset-Backed Securities	11.1%
U.S. Treasury Notes	7.0%
Commercial Mortgage Backed Securities	3.5%
Collateralized Mortgage Obligations	1.7%
Yankee Dollar	0.3%
Other assets in excess of liabilities††	5.0%
100.0%

Top Industries†††

Banks	16.3%
Automobiles	11.0%
Oil, Gas & Consumable Fuels	4.6%
Gas Utilities	4.4%
Credit Card	3.6%
Chemicals	3.4%
Health Care Providers & Services	3.3%
Food Products	2.7%
Consumer Finance	2.4%
Metals & Mining	2.4%
Other Industries	45.9%
100.0%

Top Holdings†††

U.S. Treasury Notes, 1.13%, 06/15/18	4.2%
U.S. Treasury Notes, 1.25%, 12/15/18	2.8%
American Express Credit Account Master Trust, 1.43%, 06/15/20	2.2%
Ford Motor Credit Co. LLC, 1.68%, 09/08/17	2.1%
Bank of America Corp., 5.65%, 05/01/18	2.0%
Federal National Mortgage Association Pool, 3.00%, 05/01/24	2.0%
Becton, Dickinson and Co., 1.80%, 12/15/17	1.9%
Capital One NA, 1.50%, 09/05/17	1.7%
Citigroup, Inc., 1.75%, 05/01/18	1.5%
Rio Tinto Finance USA Ltd., 6.50%, 07/15/18	1.5%
Other Holdings	78.1%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

81

Shareholder Expense Example	Nationwide HighMark Short Term Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark Short Term Bond Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	1,009.50	3.80	0.76
	Hypothetical	(a)(b)	1,000.00	1,021.08	3.82	0.76
Class C Shares	Actual	(a)	1,000.00	1,007.00	6.04	1.21
	Hypothetical	(a)(b)	1,000.00	1,018.85	6.07	1.21
Institutional Service Class Shares	Actual	(a)	1,000.00	1,010.70	2.55	0.51
	Hypothetical	(a)(b)	1,000.00	1,022.33	2.56	0.51
Institutional Class Shares	Actual	(a)	1,000.00	1,011.00	2.25	0.45
	Hypothetical	(a)(b)	1,000.00	1,022.63	2.26	0.45

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

82

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund

Asset-Backed Securities 11.1%

	Principal Amount	Market Value

Automobiles 6.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, 05/20/18 (a)	$5,200,000	$5,246,923
CarMax Auto Owner Trust, Series 2014-3, Class A3, 1.16%, 06/17/19	5,050,000	5,051,417
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 03/20/20 (a)	3,397,262	3,385,431
Ford Credit Auto Owner Trust, Series 2014-B, Class A3, 0.90%, 10/15/18	4,416,881	4,415,030
Honda Auto Receivables Owner Trust
Series 2013-4, Class A3, 0.69%, 09/18/17	909,378	909,290
Series 2014-1, Class A3, 0.67%, 11/21/17	1,209,924	1,208,658
Series 2014-3, Class A3, 0.88%, 06/15/18	4,048,992	4,050,239

		24,266,988

Credit Card 3.4%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	7,675,000	7,711,130
Chase Issuance Trust, Series 2014-A6, Class A6, 1.26%, 07/15/19	5,000,000	5,015,402

		12,726,532

Other 1.1%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	771,555	770,692
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (a)	650,000	622,860
Centerpoint Energy Transition Bond Co. II LLC, Series 2005-A, Class A4, 5.17%, 08/01/19	684,176	701,103
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1, 0.90%, 04/15/18	423,210	422,428
CenterPoint Energy Transition Bond Co. LLC, Series 2008-A, Class A1, 4.19%, 02/01/20	144,720	145,886
Cleco Katrina/Rita Hurricane Recovery Funding LLC, Series 2008-A, Class A1, 4.41%, 03/01/20	166,081	168,174

Asset-Backed Securities (continued)

	Principal Amount	Market Value

Other (continued)
Entergy Gulf States Reconstruction Funding 1 LLC, Series 2007-A, Class A2, 5.79%, 10/01/18	$374,311	$388,682
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Class A1, 0.96%, 07/01/18	674,489	673,706
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A3, 5.29%, 05/15/18	106,462	106,660

		4,000,191

Student Loan 0.2%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.43%, 10/15/24 (a)(b)	80,571	80,590
SLM Student Loan Trust, Series 2011-2, Class A1, 1.04%, 11/25/27 (b)	805,399	793,403

		873,993

Total Asset-Backed Securities (cost $41,946,875)		41,867,704

Collateralized Mortgage Obligations 1.7%
FDIC Trust, Series 2013-R2, Class A, 1.25%, 03/25/33 (a)	257,740	248,825
Federal Home Loan Mortgage Corp. REMICS
Series 3728, Class EA, 3.50%, 09/15/20	12,487	12,508
Series 3755, Class AL, 1.50%, 11/15/20	105,789	106,040
Series 3645, Class EH, 3.00%, 12/15/20	45,067	46,041
Series 3852, Class EA, 4.50%, 12/15/21	84,716	88,315
Series 4060, Class EA, 1.75%, 06/15/22	486,322	489,063
Series 3501, Class AC, 4.00%, 08/15/23	29,650	30,029
Series 3585, Class LA, 3.50%, 10/15/24	127,805	132,190
Series 3609, Class LE, 3.00%, 12/15/24	74,504	76,043
Series 3718, Class BC, 2.00%, 02/15/25	152,920	154,248
Series 3721, Class PE, 3.50%, 09/15/40	233,926	246,695

83

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal National Mortgage Association REMICS
Series 2003-3, Class BC, 5.00%, 02/25/18	$44,663	$45,739
Series 2011-69, Class AC, 2.00%, 05/25/18	55,029	55,255
Series 2010-95, Class BK, 1.50%, 02/25/20	128,738	129,654
Series 2012-99, Class TC, 1.50%, 09/25/22	635,368	635,908
Series 2611, Class HD, 5.00%, 05/15/23	231,312	248,813
Series 2012-93, Class DP, 1.50%, 09/25/27	559,839	556,501
Series 2012-100, Class WA, 1.50%, 09/25/27	581,817	573,328
Series 2010-66, Class QA, 4.50%, 08/25/39	67,543	70,376
Government National Mortgage Association
Series 2004-76, Class QA, 4.00%, 01/20/34	128,210	131,639
Series 2009-66, Class LG, 2.25%, 05/16/39	125,776	126,837
Series 2009-104, Class KE, 2.50%, 08/16/39	125,570	127,232
Series 2010-4, Class JC, 3.00%, 08/16/39	140,264	144,163
Series 2009-88, Class QE, 3.00%, 09/16/39	398,957	413,271
Series 2011-39, Class NE, 3.50%, 09/16/39	272,685	284,592
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	89,496	89,262
Sequoia Mortgage Trust
Series 2012-1, Class 2A1, 3.47%, 01/25/42 (b)	229,977	235,259
Series 2012-2, Class A2, 3.50%, 04/25/42 (b)	118,494	118,691
Series 2013-1, Class 1A1, 1.45%, 02/25/43 (b)	739,582	709,118
Washington Mutual Mortgage Pass Through Certificates Trust, Series 2005-8, Class 1A8, 5.50%, 10/25/35	24,239	22,576
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.79%, 12/25/33 (b)	117,035	116,991

Total Collateralized Mortgage Obligations (cost $6,536,041)		6,465,202

Commercial Mortgage Backed Securities 3.5%

	Principal Amount	Market Value

CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.06%, 12/15/47	$564,575	$567,262
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.69%, 09/10/45	224,075	223,456
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A1, 0.67%, 10/15/45	25,695	25,663
Commercial Mortgage Trust
Series 2012-CR2, Class A2, 2.03%, 08/15/45	285,239	286,547
Series 2013-CR8, Class A1, 1.02%, 06/10/46	3,322,195	3,309,409
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (a)	200,200	201,398
Federal National Mortgage Association-ACES
Series 2012-M8, Class ASQ2, 1.52%, 12/25/19	83,208	83,593
Series 2012-M8, Class A1, 1.54%, 05/25/22	48,039	48,172
Series 2012-M9, Class AB1, 1.37%, 04/25/22	301,365	301,584
Government National Mortgage Association, Series 2011-20, Class A, 1.88%, 04/16/32	302,279	302,360
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class A1, 1.25%, 01/15/47	1,336,733	1,331,900
Series 2014-C19, Class A1, 1.27%, 04/15/47	799,498	796,299
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A1, 0.66%, 11/15/45	121,644	121,436
Series 2013-C11, Class A1, 1.31%, 08/15/46	3,127,342	3,123,293
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A1, 1.01%, 05/10/63	18,793	18,786
Series 2012-C3, Class A1, 0.73%, 08/10/49	447,983	446,063
Series 2013-C5, Class A1, 0.78%, 03/10/46	200,618	199,060
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.69%, 10/15/45	379,646	378,176

84

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

WF-RBS Commercial Mortgage Trust
Series 2012-C6, Class A1, 1.08%, 04/15/45	$18,519	$18,510
Series 2012-C9, Class A1, 0.67%, 11/15/45	310,211	308,828
Series 2014-C20, Class A1, 1.28%, 05/15/47	1,178,427	1,176,352

Total Commercial Mortgage Backed Securities (cost $13,330,668)		13,268,147

Corporate Bonds 58.6%
Aerospace & Defense 1.8%
Harris Corp.,
2.00%, 04/27/18	1,700,000	1,698,686
L-3 Communications Corp.,
3.95%, 11/15/16	2,890,000	2,928,556
1.50%, 05/28/17	2,038,000	2,037,586

		6,664,828

Airlines 0.9%
Continental Airlines Pass Through Trust,
Series 2010-A, Class A, 4.75%, 01/12/21	992,212	1,051,744
Delta Air Lines Pass Through Trust,
Series 2011-1, Class A, 5.30%, 04/15/19	1,513,907	1,608,526
Series 2012-1, Class A, 4.75%, 05/07/20	782,237	829,172

		3,489,442

Auto Components 1.1%
Johnson Controls, Inc.,
1.40%, 11/02/17	4,100,000	4,093,600

Automobiles 4.0%
Ford Motor Credit Co. LLC,
1.68%, 09/08/17	7,400,000	7,415,266
General Motors Co.,
3.50%, 10/02/18	4,935,000	5,092,224
PACCAR Financial Corp.,
1.65%, 02/25/19	2,500,000	2,515,470

		15,022,960

Banks 15.5%
Bank of America Corp.,
Series L, 5.65%, 05/01/18	6,500,000	6,980,259
Bank of America NA,
1.65%, 03/26/18	2,000,000	2,005,678
Bank of Montreal,
2.38%, 01/25/19	1,000,000	1,020,791
Bank of New York Mellon Corp. (The),
1.35%, 03/06/18	2,500,000	2,509,492

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Bank of Nova Scotia,
1.30%, 07/21/17	$4,250,000	$4,257,476
BB&T Corp.,
2.15%, 03/22/17	4,000,000	4,034,592
Capital One NA,
1.50%, 09/05/17	6,000,000	5,985,168
Citigroup, Inc.,
1.75%, 05/01/18	5,500,000	5,507,881
Fifth Third Bank,
1.45%, 02/28/18	5,000,000	4,993,690
JPMorgan Chase Bank NA,
6.00%, 10/01/17	4,000,000	4,248,212
KeyCorp,
2.30%, 12/13/18	3,500,000	3,531,591
PNC Bank NA,
2.25%, 07/02/19	5,000,000	5,097,350
Royal Bank of Canada,
1.25%, 06/16/17	2,000,000	2,000,340
US Bank NA,
1.35%, 01/26/18	2,500,000	2,509,308
Wells Fargo & Co.,
1.50%, 01/16/18	3,750,000	3,766,125

		58,447,953

Beverages 1.1%
Anheuser-Busch InBev Finance, Inc.,
1.90%, 02/01/19	4,000,000	4,057,328

Capital Markets 0.0%†
Lehman Brothers Holdings, Inc.,
5.63%, 01/24/13 *	500,000	37,000

Chemicals 3.2%
Dow Chemical Co. (The),
8.55%, 05/15/19	3,000,000	3,582,504
Ecolab, Inc.,
3.00%, 12/08/16	3,825,000	3,870,724
1.55%, 01/12/18	4,725,000	4,737,186

		12,190,414

Consumer Finance 2.3%
Air Lease Corp.,
2.63%, 09/04/18	2,500,000	2,483,270
American Express Co.,
7.00%, 03/19/18	4,500,000	4,938,291
Capital One Bank USA NA,
1.30%, 06/05/17	1,250,000	1,249,301

		8,670,862

Diversified Financial Services 0.4%
KE Export Leasing LLC,
Series 2013-A, Class A, 0.87%, 02/28/25 (b)	1,526,585	1,519,697

85

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services 2.0%
AT&T, Inc.,
1.40%, 12/01/17	$5,000,000	$5,000,365
Verizon Communications, Inc.,
1.35%, 06/09/17	2,500,000	2,506,435

		7,506,800

Food & Staples Retailing 1.6%
CVS Health Corp.,
1.90%, 07/20/18	4,100,000	4,156,379
Walgreens Boots Alliance, Inc.,
1.75%, 11/17/17	1,800,000	1,808,856

		5,965,235

Food Products 2.6%
Kraft Heinz Foods Co.,
2.00%, 07/02/18 (a)	2,325,000	2,348,462
Wm Wrigley Jr Co.,
1.40%, 10/21/16 (a)	3,750,000	3,758,062
2.00%, 10/20/17 (a)	3,500,000	3,537,461

		9,643,985

Gas Utilities 4.2%
El Paso Natural Gas Co. LLC,
5.95%, 04/15/17	3,700,000	3,814,434
Enbridge Energy Partners LP,
4.38%, 10/15/20	2,000,000	2,021,038
Enterprise Products Operating LLC,
1.65%, 05/07/18	2,250,000	2,251,496
2.55%, 10/15/19	2,000,000	2,032,938
Kinder Morgan, Inc.,
7.25%, 06/01/18	1,250,000	1,339,907
Transcontinental Gas Pipe Line Co. LLC,
6.05%, 06/15/18	2,500,000	2,572,538
Williams Partners LP/ACMP Finance Corp.,
6.13%, 07/15/22	1,650,000	1,641,270

		15,673,621

Health Care Providers & Services 3.1%
Becton, Dickinson and Co.,
1.80%, 12/15/17	6,750,000	6,785,674
McKesson Corp.,
1.29%, 03/10/17	5,000,000	5,008,680

		11,794,354

Household Durables 0.5%
Whirlpool Corp.,
1.35%, 03/01/17	2,050,000	2,056,806

Information Technology Services 1.0%
Hewlett Packard Enterprise Co.,
2.85%, 10/05/18 (a)	3,750,000	3,828,034

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance 0.9%
Berkshire Hathaway Finance Corp.,
1.70%, 03/15/19	$3,325,000	$3,371,703

Machinery 0.9%
Caterpillar Financial Services Corp.,
1.50%, 02/23/18	3,500,000	3,533,019

Media 0.9%
Time Warner Cable, Inc.,
8.25%, 04/01/19	3,000,000	3,521,736

Metals & Mining 2.3%
BHP Billiton Finance USA Ltd.,
1.88%, 11/21/16	3,000,000	3,014,550
Rio Tinto Finance USA Ltd.,
6.50%, 07/15/18	5,000,000	5,495,950

		8,510,500

Multiline Retail 1.5%
Macy’s Retail Holdings, Inc.,
5.90%, 12/01/16	3,500,000	3,595,641
7.45%, 07/15/17	1,750,000	1,868,197

		5,463,838

Oil, Gas & Consumable Fuels 4.0%
Anadarko Petroleum Corp.,
5.95%, 09/15/16	3,750,000	3,822,746
BP Capital Markets PLC,
2.24%, 09/26/18	2,250,000	2,287,881
Cimarex Energy Co.,
5.88%, 05/01/22	3,350,000	3,503,815
Concho Resources, Inc.,
6.50%, 01/15/22	1,500,000	1,560,000
Exxon Mobil Corp.,
1.71%, 03/01/19	4,000,000	4,055,048

		15,229,490

Pharmaceuticals 2.3%
AbbVie, Inc.,
1.80%, 05/14/18	4,125,000	4,153,694
Actavis Funding SCS,
1.30%, 06/15/17	2,810,000	2,803,183
2.35%, 03/12/18	1,500,000	1,516,423

		8,473,300

Road & Rail 0.5%
Burlington Northern and Santa Fe Railway Co. Pass Through Trust,
Series 2004-1, 4.58%, 01/15/21	746,995	785,278
United Rentals North America, Inc.,
4.63%, 07/15/23	1,000,000	996,250

		1,781,528

Total Corporate Bonds (cost $219,862,969)		220,548,033

86

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies 12.8%

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool
Pool# E85741 6.00%, 10/01/16	$3,107	$3,127
Pool# E01136 5.50%, 03/01/17	3,725	3,773
Pool# E89121 6.00%, 04/01/17	19,837	20,102
Pool# E92833 5.50%, 12/01/17	539	550
Pool# E01311 5.50%, 02/01/18	10,739	11,055
Pool# E01488 5.00%, 10/01/18	40,373	41,845
Pool# E01497 5.50%, 11/01/18	1,751	1,824
Pool# G11712 4.50%, 07/01/20	186,336	193,047
Pool# G18065 5.00%, 07/01/20	22,175	23,389
Pool# G11723 5.50%, 07/01/20	51,034	54,334
Pool# G14780 2.50%, 07/01/23	3,006,658	3,105,304
Pool# G14899 3.00%, 11/01/23	617,366	646,411
Pool# G13746 4.50%, 01/01/25	338,155	361,309
Pool# J11719 4.00%, 02/01/25	110,553	117,782
Pool# G13888 5.00%, 06/01/25	106,341	114,312
Pool# J12604 4.00%, 07/01/25	312,620	333,303
Pool# J12635 4.00%, 07/01/25	321,352	342,720
Pool# G13908 4.00%, 10/01/25	77,917	83,270
Pool# J13543 3.50%, 11/01/25	157,314	166,607
Pool# J13795 3.50%, 12/01/25	314,966	333,549
Pool# J14965 3.50%, 04/01/26	110,618	117,144
Pool# E03083 3.50%, 03/01/27	500,757	533,999
Pool# J19197 3.00%, 05/01/27	733,269	769,291
Pool# G18437 3.00%, 06/01/27	808,580	848,328
Pool# J23436 2.50%, 04/01/28	1,680,939	1,734,931
Pool# C00748 6.00%, 04/01/29	22,033	25,368

U.S. Government Mortgage Backed Agencies (Continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (Continued)
Pool# C01418 5.50%, 10/01/32	$133,395	$150,598
Pool# G01740 5.50%, 12/01/34	74,252	83,904
Pool# G04342 6.00%, 04/01/38	93,578	107,481
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 972136 2.57%, 01/01/34 (b)	140,741	148,440
Pool# 848191 2.58%, 12/01/34 (b)	699,934	734,407
Pool# 1B2139 3.03%, 03/01/35 (b)	91,545	97,262
Pool# 1B2446 2.66%, 11/01/35 (b)	705,057	746,051
Pool# 848621 2.69%, 09/01/36 (b)	581,854	613,347
Pool# 848251 2.62%, 10/01/36 (b)	759,486	792,211
Pool# 848134 2.47%, 06/01/39 (b)	107,649	114,718
Federal National Mortgage Association Pool
Pool# 555569 6.00%, 05/01/16	12	12
Pool# 545015 6.00%, 06/01/16	14	14
Pool# 545019 6.50%, 06/01/16	25	25
Pool# 253880 6.50%, 07/01/16	221	222
Pool# 253883 6.00%, 08/01/16	272	273
Pool# 254003 6.00%, 10/01/16	1,734	1,742
Pool# 545299 6.50%, 11/01/16	525	529
Pool# 254088 5.50%, 12/01/16	1,151	1,162
Pool# 254140 5.50%, 01/01/17	9,640	9,733
Pool# 254142 6.50%, 01/01/17	1,265	1,277
Pool# 545449 6.50%, 02/01/17	311	315
Pool# 254261 6.50%, 04/01/17	2,852	2,902
Pool# 254373 6.50%, 07/01/17	2,965	3,027
Pool# 254442 5.50%, 09/01/17	30,391	31,083
Pool# 545899 5.50%, 09/01/17	2,346	2,388

87

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (Continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (Continued)
Pool# 254473 5.50%, 10/01/17	$4,957	$5,077
Pool# 555013 5.50%, 11/01/17	7,332	7,500
Pool# 668358 5.50%, 12/01/17	4,628	4,729
Pool# 685185 5.50%, 02/01/18	755	778
Pool# 555384 5.50%, 04/01/18	1,805	1,861
Pool# 725135 6.00%, 05/01/18	8,475	8,612
Pool# 555918 5.50%, 10/01/18	1,664	1,706
Pool# 735930 5.50%, 12/01/18	45,069	46,063
Pool# MA0517 4.00%, 09/01/20	335,934	350,511
Pool# AB4251 2.50%, 01/01/22	169,470	174,600
Pool# MA0979 3.00%, 02/01/22	330,058	345,216
Pool# AQ6703 2.50%, 11/01/22	2,375,117	2,447,497
Pool# 981257 5.00%, 05/01/23	262,532	281,753
Pool# MA1519 3.00%, 07/01/23	2,760,084	2,887,521
Pool# MA1577 2.50%, 09/01/23	2,230,790	2,299,947
Pool# AL5434 2.50%, 03/01/24	3,275,844	3,376,375
Pool# MA1892 3.00%, 05/01/24	6,662,982	6,972,919
Pool# 931892 4.50%, 09/01/24	1,022,502	1,096,826
Pool# AL0802 4.50%, 04/01/25	262,649	281,791
Pool# AE3066 3.50%, 09/01/25	725,942	768,476
Pool# AE5487 3.50%, 10/01/25	129,354	136,932
Pool# 255894 5.00%, 10/01/25	113,344	125,302
Pool# AH0969 3.50%, 12/01/25	404,011	427,717
Pool# AB2130 3.50%, 01/01/26	118,337	125,308
Pool# AB2518 4.00%, 03/01/26	169,370	180,567
Pool# AH9377 3.50%, 04/01/26	257,133	272,268
Pool# AI2067 3.50%, 05/01/26	1,293,254	1,369,341

U.S. Government Mortgage Backed Agencies (Continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (Continued)
Pool# AB3298 3.50%, 07/01/26	$240,459	$254,588
Pool# AB4998 3.00%, 04/01/27	1,231,501	1,289,776
Pool# 53839 2.01%, 08/01/27 (b)	8,281	8,678
Pool# AP4568 2.50%, 09/01/27	605,221	625,039
Pool# MA1174 3.00%, 09/01/27	185,599	194,333
Pool# AL3305 2.50%, 03/01/28	2,227,520	2,310,316
Pool# 190307 8.00%, 06/01/30	1,626	1,999
Pool# 253516 8.00%, 11/01/30	1,191	1,463
Pool# MA1138 3.50%, 08/01/32	2,650,677	2,804,628
Pool# 737253 2.39%, 09/01/33 (b)	51,306	54,332
Pool# 725726 2.37%, 06/01/34 (b)	533,618	561,572
Pool# 725773 5.50%, 09/01/34	162,582	183,930
Pool# 815323 2.09%, 01/01/35 (b)	223,711	232,442
Pool# 811773 5.50%, 01/01/35	140,323	159,114
Pool# AL1009 2.45%, 09/01/35 (b)	722,934	756,890
Pool# 829431 2.50%, 01/01/36 (b)	451,311	472,507
Government National Mortgage Association I Pool
Pool# 723371, 4.50%, 11/15/24	262,222	279,586
Government National Mortgage Association II Pool
Pool# G2 5080, 4.00%, 06/20/26	234,165	248,635

Total U.S. Government Mortgage Backed Agencies (cost $47,508,670)		48,066,818

U.S. Treasury Notes 7.0%
U.S. Treasury Notes
0.50%, 07/31/17	1,000,000	998,008
1.13%, 06/15/18	15,000,000	15,101,370
1.25%, 12/15/18	10,000,000	10,098,440

Total U.S. Treasury Notes (cost $26,062,715)		26,197,818

88

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Yankee Dollar 0.3%

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels 0.3%
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	$1,150,000	$1,173,781

Total Yankee Dollar (cost $1,169,005)		1,173,781

Total Investments (cost $356,416,943) (c) — 95.0%		357,587,503

Other assets in excess of liabilities — 5.0%		18,761,494

NET ASSETS — 100.0%		$376,348,997

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2016 was $23,258,046 which represents 6.18% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2016. The maturity date represents the actual maturity date.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services

FDIC	Federal Deposit Insurance Corporation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits

The accompanying notes are an integral part of these financial statements.

89

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund
Assets:
Investments, at value (cost $356,416,943)	$357,587,503
Cash	10,906,423
Interest receivable	1,913,507
Security lending income receivable	4,428
Receivable for investments sold	8,948,165
Receivable for capital shares issued	5,024,296
Prepaid expenses	36,255

Total Assets	384,420,577

Liabilities:
Payable for investments purchased	7,742,108
Distributions payable	71,070
Payable for capital shares redeemed	45,302
Accrued expenses and other payables:
Investment advisory fees	105,215
Fund administration fees	13,413
Distribution fees	25,456
Administrative servicing fees	19,888
Accounting and transfer agent fees	8,739
Trustee fees	808
Custodian fees	2,495
Compliance program costs (Note 3)	179
Professional fees	21,773
Printing fees	14,849
Other	285

Total Liabilities	8,071,580

Net Assets	$376,348,997

Represented by:
Capital	$381,548,433
Accumulated distributions in excess of net investment income	(514,652)
Accumulated net realized losses from investments	(5,855,344)
Net unrealized appreciation/(depreciation) from investments	1,170,560

Net Assets	$376,348,997

Net Assets:
Class A Shares	$73,692,438
Class C Shares	17,373,010
Institutional Service Class Shares	63,616,802
Institutional Class Shares	221,666,747

Total	$376,348,997

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	7,377,212
Class C Shares	1,718,166
Institutional Service Class Shares	6,358,917
Institutional Class Shares	22,152,869

Total	37,607,164

90

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.99
Class C Shares (b)	$10.11
Institutional Service Class Shares	$10.00
Institutional Class Shares	$10.01
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.22

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

91

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund
INVESTMENT INCOME:
Interest income	$2,875,881
Income from securities lending (Note 2)	7,141

Total Income	2,883,022

EXPENSES:
Investment advisory fees	633,637
Fund administration fees	79,995
Distribution fees Class A	93,906
Distribution fees Class C	66,151
Administrative servicing fees Class A	26,294
Administrative servicing fees Class C	6,174
Administrative servicing fees Institutional Service Class	20,064
Registration and filing fees	26,845
Professional fees	25,094
Printing fees	14,748
Trustee fees	5,405
Custodian fees	6,750
Accounting and transfer agent fees	22,178
Compliance program costs (Note 3)	819
Other	8,911

Total expenses before expenses reimbursed	1,036,971

Expenses reimbursed by adviser (Note 3)	(19,251)

Net Expenses	1,017,720

NET INVESTMENT INCOME	1,865,302

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(251,427)
Net change in unrealized appreciation/(depreciation) from investments	2,115,255

Net realized/unrealized gains from investments	1,863,828

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,729,130

The accompanying notes are an integral part of these financial statements.

92

Statements of Changes in Net Assets

	Nationwide HighMark Short Term Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$1,865,302	$3,935,289
Net realized losses from investments	(251,427)	(67,119)
Net change in unrealized appreciation/(depreciation) from investments	2,115,255	(825,590)

Change in net assets resulting from operations	3,729,130	3,042,580

Distributions to Shareholders From:
Net investment income:
Class A	(406,807)	(880,499)
Class C	(54,130)	(107,850)
Institutional Service Class	(436,958)	(1,266,412)
Institutional Class	(1,420,275)	(2,729,797)

Change in net assets from shareholder distributions	(2,318,170)	(4,984,558)

Change in net assets from capital transactions	1,798,248	(107,296,461)

Change in net assets	3,209,208	(109,238,439)

Net Assets:
Beginning of period	373,139,789	482,378,228

End of period	$376,348,997	$373,139,789

Accumulated distributions in excess of net investment income at end of period	$(514,652)	$(61,784)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$15,555,582	$15,788,286
Dividends reinvested	307,739	690,502
Cost of shares redeemed	(23,684,047)	(34,565,837)

Total Class A Shares	(7,820,726)	(18,087,049)

Class C Shares
Proceeds from shares issued	2,940,028	3,086,022
Dividends reinvested	50,064	100,409
Cost of shares redeemed	(3,645,729)	(8,141,897)

Total Class C Shares	(655,637)	(4,955,466)

Institutional Service Class Shares
Proceeds from shares issued	38,840,860	56,772,820
Dividends reinvested	260,075	621,085
Cost of shares redeemed	(67,168,014)	(60,854,308)

Total Institutional Service Class Shares	(28,067,079)	(3,460,403)

Institutional Class Shares
Proceeds from shares issued	54,274,262	13,923,662
Dividends reinvested	1,277,410	2,729,130
Cost of shares redeemed	(17,209,982)	(97,446,335)

Total Institutional Class Shares	38,341,690	(80,793,543)

Change in net assets from capital transactions	$1,798,248	$(107,296,461)

93

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark Short Term Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS:
Class A Shares
Issued	1,568,170	1,582,356
Reinvested	31,010	69,194
Redeemed	(2,391,532)	(3,463,577)

Total Class A Shares	(792,352)	(1,812,027)

Class C Shares
Issued	293,126	305,412
Reinvested	4,985	9,939
Redeemed	(363,656)	(805,584)

Total Class C Shares	(65,545)	(490,233)

Institutional Service Class Shares
Issued	3,913,117	5,684,016
Reinvested	26,157	62,157
Redeemed	(6,775,912)	(6,092,597)

Total Institutional Service Class Shares	(2,836,638)	(346,424)

Institutional Class Shares
Issued	5,476,955	1,393,368
Reinvested	128,451	272,956
Redeemed	(1,735,866)	(9,738,878)

Total Institutional Class Shares	3,869,540	(8,072,554)

Total change in shares	175,005	(10,721,238)

The accompanying notes are an integral part of these financial statements.

94

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark Short Term Bond Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.95	0.04	0.05	0.09	(0.05)	(0.05)	$9.99	0.95%		$73,692,438	0.76%	0.83%	0.78%	21.86%
Year Ended October 31, 2015	$10.00	0.07	(0.02)	0.05	(0.10)	(0.10)	$9.95	0.49%		$81,296,544	0.76%	0.74%	0.78%	34.54%
Period Ended October 31, 2014 (h)	$10.00	0.02	–	0.02	(0.02)	(0.02)	$10.00	0.20%		$99,815,537	0.75%	0.67%	0.78%	13.12%
Year Ended July 31, 2014	$10.00	0.07	0.03	0.10	(0.10)	(0.10)	$10.00	0.98%		$43,251,067	0.81%	0.72%	0.86%	52.08%
Year Ended July 31, 2013	$10.11	0.09	(0.07)	0.02	(0.13)	(0.13)	$10.00	0.22%		$44,364,179	0.85%	0.89%	1.19%	62.00%
Year Ended July 31, 2012	$10.09	0.17	0.05	0.22	(0.20)	(0.20)	$10.11	2.18%		$31,888,147	0.88%	1.71%	1.22%	45.00%
Year Ended July 31, 2011	$10.10	0.19	0.02	0.21	(0.22)	(0.22)	$10.09	2.07%		$24,352,508	0.95%	1.89%	1.23%	48.00%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$10.07	0.02	0.05	0.07	(0.03)	(0.03)	$10.11	0.70%		$17,373,010	1.21%	0.36%	1.27%	21.86%
Year Ended October 31, 2015	$10.12	0.03	(0.03)	–	(0.05)	(0.05)	$10.07	0.04%		$17,967,265	1.20%	0.28%	1.28%	34.54%
Period Ended October 31, 2014 (h)	$10.13	–	–	–	(0.01)	(0.01)	$10.12	(0.01%	)	$23,018,402	1.20%	0.20%	1.27%	13.12%
Year Ended July 31, 2014	$10.13	0.03	0.02	0.05	(0.05)	(0.05)	$10.13	0.50%		$19,025,184	1.26%	0.26%	1.30%	52.08%
Year Ended July 31, 2013	$10.24	0.05	(0.07)	(0.02)	(0.09)	(0.09)	$10.13	(0.24%	)	$26,690,172	1.30%	0.44%	1.44%	62.00%
Year Ended July 31, 2012	$10.21	0.13	0.05	0.18	(0.15)	(0.15)	$10.24	1.79%		$24,569,388	1.33%	1.26%	1.47%	45.00%
Year Ended July 31, 2011	$10.22	0.15	0.01	0.16	(0.17)	(0.17)	$10.21	1.59%		$20,876,269	1.40%	1.44%	1.48%	48.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2016 (Unaudited)	$9.96	0.05	0.06	0.11	(0.07)	(0.07)	$10.00	1.07%		$63,616,802	0.51%	1.07%	0.51%	21.86%
Year Ended October 31, 2015	$10.01	0.10	(0.02)	0.08	(0.13)	(0.13)	$9.96	0.76%		$91,631,542	0.49%	1.00%	0.49%	34.54%
Period Ended October 31, 2014 (h)	$10.02	0.02	–	0.02	(0.03)	(0.03)	$10.01	0.17%		$95,544,683	0.49%	0.92%	0.49%	13.12%
Year Ended July 31, 2014	$10.02	0.10	0.03	0.13	(0.13)	(0.13)	$10.02	1.26%		$83,068,672	0.54%	1.00%	0.59%	52.08%
Year Ended July 31, 2013	$10.13	0.12	(0.07)	0.05	(0.16)	(0.16)	$10.02	0.48%		$93,527,779	0.59%	1.16%	0.94%	62.00%
Year Ended July 31, 2012	$10.10	0.20	0.05	0.25	(0.22)	(0.22)	$10.13	2.55%		$102,448,607	0.61%	1.98%	0.97%	45.00%
Year Ended July 31, 2011	$10.12	0.22	0.01	0.23	(0.25)	(0.25)	$10.10	2.35%		$87,476,317	0.67%	2.17%	0.98%	48.00%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.97	0.06	0.05	0.11	(0.07)	(0.07)	$10.01	1.10%		$221,666,747	0.45%	1.15%	0.46%	21.86%
Year Ended October 31, 2015	$10.02	0.10	(0.02)	0.08	(0.13)	(0.13)	$9.97	0.80%		$182,244,438	0.45%	1.04%	0.45%	34.54%
Period Ended October 31, 2014 (h)	$10.02	0.02	0.01	0.03	(0.03)	(0.03)	$10.02	0.28%		$263,999,606	0.45%	0.96%	0.46%	13.12%
Period Ended July 31, 2014 (j)	$10.01	0.09	0.03	0.12	(0.11)	(0.11)	$10.02	1.19%		$256,250,943	0.48%	0.99%	0.48%	52.08%

Amounts	designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

95

Fund Overview	Nationwide High Yield Bond Fund

Asset Allocation†

Corporate Bonds	92.0%
U.S. Treasury Note	3.8%
Yankee Dollar	0.7%
Commercial Mortgage Backed Security	0.4%
Common Stock††	0.0%
Warrant††	0.0%
Other assets in excess of liabilities	3.1%
100.0%

Top Industries†††

Media	9.4%
Diversified Telecommunication Services	7.1%
Health Care Providers & Services	6.8%
Metals & Mining	5.2%
Hotels, Restaurants & Leisure	4.0%
Oil, Gas & Consumable Fuels	4.0%
Containers & Packaging	3.8%
Banks	3.7%
Consumer Finance	3.6%
Commercial Services & Supplies	3.2%
Other Industries	49.2%
100.0%

Top Holdings†††

U.S. Treasury Note, 1.25%, 03/31/21	3.9%
Sprint Nextel Corp., 9.00%, 11/15/18	0.9%
Calpine Corp., 6.00%, 01/15/22	0.9%
DR Horton, Inc., 4.38%, 09/15/22	0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 01/31/21	0.9%
DISH DBS Corp., 7.88%, 09/01/19	0.9%
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	0.9%
Neptune Finco Corp., 6.63%, 10/15/25	0.8%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	0.8%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	0.8%
Other Holdings	88.3%
100.0%

Top Countries†††

United States	79.6%
Luxembourg	5.5%
Ireland	2.5%
Canada	2.5%
Netherlands	1.8%
United Kingdom	1.8%
France	1.6%
Liberia	1.2%
Mexico	0.8%
Germany	0.8%
Other Countries	1.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

96

Shareholder Expense Example	Nationwide High Yield Bond Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide High Yield Bond Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	983.90	5.52	1.12
	Hypothetical	(a)(b)	1,000.00	1,019.29	5.62	1.12
Class C Shares	Actual	(a)	1,000.00	981.50	8.03	1.63
	Hypothetical	(a)(b)	1,000.00	1,016.76	8.17	1.63
Institutional Service Class Shares	Actual	(a)	1,000.00	985.20	4.34	0.88
	Hypothetical	(a)(b)	1,000.00	1,020.49	4.42	0.88
Institutional Class Shares	Actual	(a)	1,000.00	987.50	3.71	0.75
	Hypothetical	(a)(b)	1,000.00	1,021.13	3.77	0.75

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

97

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide High Yield Bond Fund

Commercial Mortgage Backed Security 0.4%

	Principal Amount	Market Value

Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM 6.15%, 02/15/51 (a)	$100,000	$103,288

Total Commercial Mortgage Backed Security (cost $79,345)		103,288

Corporate Bonds 92.0%
Aerospace & Defense 0.4%
TransDigm, Inc., 6.00%, 07/15/22	100,000	101,220

Airlines 0.3%
Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.13%, 04/29/18	75,000	78,750

Auto Components 2.7%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	200,000	211,500
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23	50,000	51,625
Meritor, Inc., 6.25%, 02/15/24	175,000	156,187
Schaeffler Finance BV, 4.75%, 05/15/23 (b)	200,000	205,500
Tenneco, Inc., 5.38%, 12/15/24	75,000	78,188

		703,000

Banks 2.8%
Bank of America Corp., Series X, 6.25%, 09/05/24 (c)	50,000	50,187
CIT Group, Inc.
5.50%, 02/15/19 (b)	160,000	167,600
5.00%, 08/15/22	150,000	157,125
JPMorgan Chase & Co., Series S, 6.75%, 02/01/24 (c)	150,000	165,953
Lloyds Banking Group PLC, 6.41%, 10/01/35 (b)(c)	100,000	107,750
RBS Capital Trust II, 6.43%, 01/03/34 (c)	75,000	78,000

		726,615

Building Products 1.4%
Builders FirstSource, Inc., 7.63%, 06/01/21 (b)	75,000	78,938
GCP Applied Technologies, Inc., 9.50%, 02/01/23 (b)	61,000	66,795
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23	140,000	141,050

Corporate Bonds (continued)

	Principal Amount	Market Value

Building Products (continued)
USG Corp., 5.50%, 03/01/25 (b)	$75,000	$79,406

		366,189

Capital Markets 0.9%
E*TRADE Financial Corp., 5.38%, 11/15/22	50,000	53,076
KCG Holdings, Inc., 6.88%, 03/15/20 (b)	200,000	183,000

		236,076

Chemicals 2.4%
Basell Finance Co. BV, 8.10%, 03/15/27 (b)	40,000	51,985
Blue Cube Spinco, Inc., 9.75%, 10/15/23 (b)	50,000	57,063
NOVA Chemicals Corp., 5.25%, 08/01/23 (b)	125,000	126,250
SPCM SA, 6.00%, 01/15/22 (b)	200,000	204,000
WR Grace & Co.-Conn, 5.13%, 10/01/21 (b)	175,000	183,225

		622,523

Commercial Services & Supplies 3.1%
ADT Corp. (The), 6.25%, 10/15/21	150,000	155,178
Clean Harbors, Inc.
5.25%, 08/01/20	75,000	77,156
5.13%, 06/01/21 (b)	25,000	25,188
ExamWorks Group, Inc., 5.63%, 04/15/23	125,000	134,062
Premier Graphics, Inc., 11.50%, 12/01/05 (d)(e)(f)	4,250,000	0
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23 (b)	25,000	25,937
RR Donnelley & Sons Co.
7.88%, 03/15/21	75,000	77,625
6.00%, 04/01/24	100,000	90,000
Team Health, Inc., 7.25%, 12/15/23 (b)	75,000	79,641
TMS International Corp., 7.63%, 10/15/21 (b)	200,000	140,000

		804,787

Communications Equipment 0.4%
Avaya, Inc., 7.00%, 04/01/19 (b)	100,000	63,750
Nokia OYJ, 6.63%, 05/15/39	50,000	53,750

		117,500

98

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Construction & Engineering 0.6%
AECOM Technology Corp., 5.88%, 10/15/24	$150,000	$157,500

Construction Materials 1.0%
Cemex SAB de CV, 5.38%, 10/15/18 (a)(b)	200,000	205,000
Vulcan Materials Co., 4.50%, 04/01/25	50,000	53,250

		258,250

Consumer Finance 3.5%
Ally Financial, Inc.
4.13%, 03/30/20	100,000	101,875
4.13%, 02/13/22	50,000	50,750
Credit Acceptance Corp., 7.38%, 03/15/23	150,000	142,125
International Lease Finance Corp.
5.88%, 04/01/19	50,000	53,625
5.88%, 08/15/22	175,000	191,625
SLM Corp.
5.50%, 01/15/19	75,000	74,438
8.00%, 03/25/20	165,000	173,250
Springleaf Finance Corp., 8.25%, 12/15/20	125,000	128,906

		916,594

Containers & Packaging 3.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.75%, 01/31/21 (b)	225,000	225,562
4.63%, 05/15/23 (b)	200,000	200,000
Ball Corp., 4.38%, 12/15/20	100,000	104,000
Berry Plastics Corp., 5.50%, 05/15/22	100,000	103,188
Graphic Packaging International, Inc.
4.75%, 04/15/21	125,000	130,469
4.88%, 11/15/22	25,000	25,750
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/22 (b)	75,000	77,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 8.25%, 02/15/21	100,000	103,500

		969,719

Distributors 0.9%
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21 (b)	75,000	77,625
Beacon Roofing Supply, Inc., 6.38%, 10/01/23	25,000	26,562
HD Supply, Inc., 5.25%, 12/15/21 (b)	125,000	131,250

		235,437

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Financial Services 1.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 08/01/20	$175,000	$174,580
SquareTwo Financial Corp., 11.63%, 04/01/17	355,000	81,650

		256,230

Diversified Telecommunication Services 6.8%
Altice Financing SA, 6.63%, 02/15/23 (b)	200,000	197,760
Altice SA, 7.75%, 05/15/22 (b)	200,000	199,500
CenturyLink, Inc., Series S, 6.45%, 06/15/21	205,000	209,100
Frontier Communications Corp.
8.88%, 09/15/20 (b)	25,000	26,469
9.25%, 07/01/21	100,000	104,250
10.50%, 09/15/22 (b)	100,000	102,887
6.88%, 01/15/25	25,000	20,812
11.00%, 09/15/25 (b)	150,000	151,500
Level 3 Financing, Inc.
6.13%, 01/15/21	75,000	78,562
5.38%, 08/15/22	79,000	80,778
Neptune Finco Corp., 6.63%, 10/15/25 (b)	200,000	215,000
Sprint Capital Corp., 8.75%, 03/15/32	75,000	59,625
Wind Acquisition Finance SA, 7.38%, 04/23/21 (b)	200,000	178,000
Windstream Corp., 7.75%, 10/01/21	200,000	169,500

		1,793,743

Electric Utilities 0.2%
FirstEnergy Corp., Series C, 7.38%, 11/15/31	50,000	60,765

Electrical Equipment 0.8%
Anixter, Inc., 5.13%, 10/01/21	150,000	151,500
Belden, Inc., 5.25%, 07/15/24 (b)	75,000	73,125

		224,625

Energy Equipment & Services 0.7%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.88%, 02/15/23	100,000	90,000
SESI LLC, 7.13%, 12/15/21	115,000	100,625

		190,625

99

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Staples Retailing 0.1%
CST Brands, Inc., 5.00%, 05/01/23	$25,000	$25,265

Food Products 0.8%
Agrokor DD, 8.88%, 02/01/20 (b)	100,000	106,500
Dean Foods Co., 6.50%, 03/15/23 (b)	100,000	105,000

		211,500

Gas Utilities 2.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (b)	75,000	66,375
DCP Midstream LLC, 6.75%, 09/15/37 (b)	25,000	21,437
Energy Transfer Equity LP, 5.88%, 01/15/24	75,000	70,125
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (b)	50,000	48,541
4.88%, 12/01/24 (b)	50,000	48,734
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23	25,000	24,188
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	100,000	99,375
5.62%, 04/15/23	125,000	122,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 08/15/22	75,000	60,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19	100,000	97,000
6.88%, 02/01/21	25,000	25,563
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20	73,000	74,460

		759,048

Health Care Providers & Services 6.6%
Amsurg Corp., 5.63%, 07/15/22	150,000	153,937
Centene Escrow Corp.
5.63%, 02/15/21 (b)	25,000	26,312
6.13%, 02/15/24 (b)	50,000	52,750
CHS/Community Health Systems, Inc., 7.13%, 07/15/20	175,000	168,924
DaVita HealthCare Partners, Inc., 5.13%, 07/15/24	125,000	127,215
Envision Healthcare Corp., 5.13%, 07/01/22 (b)	100,000	101,750

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
HCA, Inc.
7.50%, 02/15/22	$100,000	$113,250
5.88%, 03/15/22	100,000	109,250
5.00%, 03/15/24	50,000	51,750
5.38%, 02/01/25	50,000	51,125
5.25%, 06/15/26	100,000	103,875
Hologic, Inc., 5.25%, 07/15/22 (b)	100,000	104,750
inVentiv Health, Inc., 12.00%, 08/15/18 (b)(g)	65,000	66,462
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22 (b)	50,000	47,188
MPH Acquisition Holdings LLC, 6.63%, 04/01/22 (b)	150,000	156,624
Service Corp. International, 5.38%, 05/15/24	100,000	106,500
Tenet Healthcare Corp.
6.00%, 10/01/20	75,000	79,500
8.13%, 04/01/22	50,000	51,875
WellCare Health Plans, Inc., 5.75%, 11/15/20	50,000	52,063

		1,725,100

Hotels, Restaurants & Leisure 3.9%
ARAMARK Corp., 5.75%, 03/15/20	75,000	77,437
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	50,000	52,750
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 03/15/19 (b)	125,000	129,375
MGM Resorts International, 6.00%, 03/15/23	100,000	103,875
NCL Corp., Ltd., 4.63%, 11/15/20 (b)	75,000	76,219
PNK Entertainment, Inc., 5.63%, 05/01/24 (b)	25,000	24,969
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	200,000	214,250
7.50%, 10/15/27	75,000	86,437
Scientific Games International, Inc., 10.00%, 12/01/22	125,000	103,313
Speedway Motorsports, Inc., 5.13%, 02/01/23	50,000	51,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 03/15/22	100,000	101,730

		1,021,855

Household Durables 2.5%
DR Horton, Inc., 4.38%, 09/15/22	225,000	228,937
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)	75,000	66,973

100

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Household Durables (continued)
KB Home
7.25%, 06/15/18	$75,000	$80,063
7.00%, 12/15/21	50,000	51,000
M/I Homes, Inc., 6.75%, 01/15/21	75,000	75,000
PulteGroup, Inc., 5.50%, 03/01/26	75,000	77,438
Standard Pacific Corp., 8.38%, 01/15/21	75,000	88,313

		667,724

Household Products 1.0%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (b)(h)	175,000	177,188
Spectrum Brands, Inc., 6.63%, 11/15/22	75,000	81,000

		258,188

Industrial Conglomerates 0.2%
Bombardier, Inc., 5.50%, 09/15/18 (b)	50,000	49,250

Information Technology Services 0.7%
First Data Corp., 7.00%, 12/01/23 (b)	175,000	179,813

Insurance 0.4%
HUB International Ltd., 7.88%, 10/01/21 (b)	100,000	98,000

Internet Software & Services 0.6%
Netflix, Inc.
5.50%, 02/15/22	100,000	104,500
5.88%, 02/15/25	50,000	52,400

		156,900

Leisure Products 0.3%
Brunswick Corp., 4.63%, 05/15/21 (b)	75,000	75,750

Machinery 0.5%
Case New Holland, Inc., 7.88%, 12/01/17	75,000	79,875
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (b)	50,000	52,562

		132,437

Marine 1.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, 11/15/21 (b)	125,000	102,813
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.38%, 01/15/22 (b)	150,000	60,375

Corporate Bonds (continued)

	Principal Amount	Market Value

Marine (continued)
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 6.00%, 07/30/19	$125,000	$92,500

		255,688

Media 9.1%
Cablevision Systems Corp., 5.88%, 09/15/22	75,000	65,250
CCO Holdings LLC/CCO Holdings Capital Corp.
6.63%, 01/31/22	75,000	79,687
5.88%, 04/01/24 (b)	25,000	26,188
5.50%, 05/01/26 (b)	75,000	76,500
Cinemark USA, Inc., 4.88%, 06/01/23	100,000	99,261
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/20	75,000	69,516
DISH DBS Corp.
7.88%, 09/01/19	200,000	220,500
5.88%, 11/15/24	50,000	46,925
iHeartCommunications, Inc., 9.00%, 12/15/19	100,000	77,500
Intelsat Jackson Holdings SA
7.25%, 10/15/20	300,000	219,000
7.50%, 04/01/21	175,000	124,687
8.00%, 02/15/24 (b)	8,000	8,280
Lamar Media Corp., 5.38%, 01/15/24	125,000	131,875
McClatchy Co. (The), 9.00%, 12/15/22	100,000	96,000
Numericable-SFR SA, 7.38%, 05/01/26 (b)	200,000	203,000
Sirius XM Radio, Inc., 5.88%, 10/01/20 (b)	175,000	181,562
TEGNA, Inc., 6.38%, 10/15/23	100,000	108,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25 (b)	200,000	201,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 07/15/19	200,000	200,500
WMG Acquisition Corp., 6.00%, 01/15/21 (b)	135,000	138,713

		2,373,944

Metals & Mining 5.1%
Alcoa, Inc., 5.13%, 10/01/24	80,000	77,900
Anglo American Capital PLC
9.38%, 04/08/19 (b)	50,000	54,750
4.45%, 09/27/20 (b)	100,000	94,500
ArcelorMittal
10.85%, 06/01/19	100,000	114,500
7.25%, 02/25/22	50,000	52,593
8.00%, 10/15/39	75,000	69,750

101

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
First Quantum Minerals Ltd., 6.75%, 02/15/20 (b)	$60,000	$49,950
FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (b)	50,000	52,565
6.88%, 04/01/22 (b)	100,000	91,000
Freeport-McMoRan Copper & Gold, Inc., 4.55%, 11/14/24	75,000	63,094
5.45%, 03/15/43	100,000	75,000
Hecla Mining Co., 6.88%, 05/01/21	200,000	186,000
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 10/01/18	38,000	25,840
Steel Dynamics, Inc.
5.13%, 10/01/21	50,000	51,125
5.25%, 04/15/23	125,000	126,875
Teck Resources Ltd., 6.25%, 07/15/41	35,000	26,425
Westmoreland Coal Co., 8.75%, 01/01/22 (b)	200,000	119,000

		1,330,867

Multiline Retail 0.1%
Family Tree Escrow LLC, 5.75%, 03/01/23 (b)	25,000	26,695

Multi-Utilities & Unregulated Power 2.3%
Calpine Corp., 6.00%, 01/15/22 (b)	225,000	237,656
Dynegy, Inc., 6.75%, 11/01/19	100,000	100,850
NRG Energy, Inc., 6.25%, 07/15/22	175,000	171,556
NRG Yield Operating LLC, 5.38%, 08/15/24	100,000	94,000

		604,062

Oil, Gas & Consumable Fuels 3.8%
Antero Resources Finance Corp.
6.00%, 12/01/20	25,000	25,052
5.38%, 11/01/21	100,000	96,750
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21	100,000	69,000
7.63%, 01/15/22	75,000	50,812
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23	30,000	28,800
Cenovus Energy, Inc., 5.70%, 10/15/19	90,000	93,320
Chesapeake Energy Corp., 8.00%, 12/15/22 (b)	90,000	61,200

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.
5.00%, 09/15/22	$100,000	$93,375
4.50%, 04/15/23	50,000	44,656
Newfield Exploration Co.
5.75%, 01/30/22	50,000	50,813
5.63%, 07/01/24	50,000	50,875
Oasis Petroleum, Inc., 7.25%, 02/01/19	25,000	23,750
QEP Resources, Inc., 5.25%, 05/01/23	50,000	47,000
Range Resources Corp., 5.75%, 06/01/21	50,000	48,250
Rice Energy, Inc., 6.25%, 05/01/22	25,000	24,750
Rowan Cos., Inc., 5.00%, 09/01/17	25,000	25,075
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (b)	100,000	100,000
6.25%, 04/15/21 (b)	50,000	50,625
Whiting Petroleum Corp., 5.75%, 03/15/21	25,000	20,813

		1,004,916

Paper & Forest Products 1.6%
Boise Cascade Co., 6.38%, 11/01/20	150,000	149,812
Cascades, Inc., 5.50%, 07/15/22 (b)	125,000	120,625
Masco Corp.
4.45%, 04/01/25	50,000	52,188
4.38%, 04/01/26	90,000	92,700

		415,325

Personal Products 0.4%
Revlon Consumer Products Corp., 5.75%, 02/15/21	100,000	101,625

Pharmaceuticals 3.1%
Capsugel SA, 7.00%, 05/15/19 (b)(h)	174,000	175,305
Endo Finance LLC & Endo Finco, Inc., 7.75%, 01/15/22 (b)	100,000	103,500
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	200,000	206,000
Valeant Pharmaceuticals International, Inc.
6.75%, 08/15/18 (b)	50,000	48,250
7.00%, 10/01/20 (b)	195,000	179,400
7.50%, 07/15/21 (b)	100,000	91,500

		803,955

Real Estate Investment Trusts (REITs) 1.2%
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	100,000	94,750

102

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc., 5.38%, 04/01/23	$125,000	$130,625
Iron Mountain, Inc., 6.00%, 10/01/20 (b)	75,000	79,313

		304,688

Real Estate Management & Development 0.4%
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 12/01/21 (b)	100,000	104,500

Road & Rail 1.8%
Ashtead Capital, Inc., 5.63%, 10/01/24 (b)	200,000	208,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 04/01/23	75,000	71,685
United Rentals North America, Inc., 6.13%, 06/15/23	175,000	181,562

		461,247

Semiconductors & Semiconductor Equipment 1.4%
NXP BV/NXP Funding LLC, 5.75%, 02/15/21 (b)	200,000	209,500
Qorvo, Inc., 6.75%, 12/01/23 (b)	150,000	154,125

		363,625

Software 2.9%
BMC Software Finance, Inc., 8.13%, 07/15/21 (b)	100,000	74,000
IMS Health, Inc., 6.00%, 11/01/20 (b)	125,000	128,125
Infor US, Inc., 6.50%, 05/15/22	200,000	184,602
MSCI, Inc.
5.25%, 11/15/24 (b)	50,000	52,250
5.75%, 08/15/25 (b)	75,000	79,781
NCR Corp.
5.88%, 12/15/21	125,000	129,063
6.38%, 12/15/23	25,000	26,000
Rackspace Hosting, Inc., 6.50%, 01/15/24 (b)	100,000	98,875

		772,696

Specialty Retail 1.0%
Michaels Stores, Inc., 5.88%, 12/15/20 (b)	175,000	183,312
Party City Holdings, Inc., 6.13%, 08/15/23 (b)	75,000	78,398

		261,710

Corporate Bonds (continued)

	Principal Amount	Market Value

Thrifts & Mortgage Finance 0.3%
Quicken Loans, Inc., 5.75%, 05/01/25 (b)	$100,000	$94,000

Wireless Telecommunication Services 2.4%
Sprint Communications, Inc., 7.00%, 03/01/20 (b)	50,000	51,313
Sprint Corp.
7.25%, 09/15/21	175,000	141,312
7.63%, 02/15/25	125,000	94,219
Sprint Nextel Corp., 9.00%, 11/15/18 (b)	225,000	237,937
T-Mobile USA, Inc., 6.63%, 04/01/23	100,000	106,875

		631,656

Total Corporate Bonds (cost $24,867,313)		24,092,177

U.S. Treasury Note 3.8%
U.S. Treasury Note, 1.25%, 03/31/21	1,000,000	998,477

Total U.S. Treasury Note (cost $995,055)		998,477

Common Stock 0.0%†

	Shares

Hotels, Restaurants & Leisure 0.0%†
American Restaurant Group, Inc. * (d)	972	0

Total Common Stock (cost $–)		0

Warrant 0.0%†

	Number of Warrants

Aerospace & Defense 0.0%†
Sabreliner Corp., expiring 06/08/18* (d)	8,400	0

Total Warrant (cost $–)		0

103

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Yankee Dollar 0.7%

	Principal Amount	Market Value

Banks 0.7%
Royal Bank of Scotland Group PLC, 7.50%, 08/10/20	$200,000	$186,500

Total Yankee Dollar (cost $189,501)		186,500

Total Investments (cost $26,131,214) (i) — 96.9%		25,380,442

Other assets in excess of liabilities — 3.1%		820,059

NET ASSETS — 100.0%		$26,200,501

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2016. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2016 was $10,277,859 which represents 39.23% of net assets.

(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2016. The maturity date reflects the next call date.

(d)	Fair valued security.

(e)	Illiquid security.

(f)	Security in default.

(g)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the payment-in-kind rate.

(h)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(i)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.
BV	Private Limited Liability Company

GmbH	Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

OYJ	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

The accompanying notes are an integral part of these financial statements.

104

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide High Yield Bond Fund
Assets:
Investments, at value (cost $26,131,214)	$25,380,442
Cash	275,424
Interest receivable	384,825
Security lending income receivable	515
Receivable for investments sold	709,592
Receivable for capital shares issued	3,883
Reclaims receivable	488
Receivable for investment advisory fees	2,756
Prepaid expenses	30,148

Total Assets	26,788,073

Liabilities:
Payable for investments purchased	496,970
Distributions payable	5,726
Payable for capital shares redeemed	31,957
Accrued expenses and other payables:
Fund administration fees	7,309
Distribution fees	6,439
Administrative servicing fees	4,799
Accounting and transfer agent fees	4,495
Trustee fees	70
Custodian fees	118
Compliance program costs (Note 3)	27
Professional fees	21,105
Printing fees	8,542
Other	15

Total Liabilities	587,572

Net Assets	$26,200,501

Represented by:
Capital	$61,047,828
Accumulated undistributed net investment income	7,123
Accumulated net realized losses from investments	(34,103,678)
Net unrealized appreciation/(depreciation) from investments	(750,772)

Net Assets	$26,200,501

Net Assets:
Class A Shares	$17,578,238
Class C Shares	4,688,280
Institutional Service Class Shares	454,073
Institutional Class Shares	3,479,910

Total	$26,200,501

105

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide High Yield Bond Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	3,143,825
Class C Shares	833,979
Institutional Service Class Shares	80,621
Institutional Class Shares	618,636

Total	4,677,061

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$5.59
Class C Shares (b)	$5.62
Institutional Service Class Shares	$5.63
Institutional Class Shares	$5.63
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$5.84

Maximum Sales Charge:
Class A Shares	4.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 0.75% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

106

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide High Yield Bond Fund
INVESTMENT INCOME:
Interest income	$897,831
Income from securities lending (Note 2)	1,247

Total Income	899,078

EXPENSES:
Investment advisory fees	78,432
Fund administration fees	44,130
Distribution fees Class A	24,333
Distribution fees Class C	18,310
Administrative servicing fees Class A	12,011
Administrative servicing fees Class C	3,170
Administrative servicing fees Institutional Service Class	326
Registration and filing fees	25,090
Professional fees	19,937
Printing fees	8,614
Trustee fees	439
Custodian fees	660
Accounting and transfer agent fees	11,465
Compliance program costs (Note 3)	69
Other	5,184

Total expenses before expenses reimbursed	252,170

Expenses reimbursed by adviser (Note 3)	(87,431)

Net Expenses	164,739

NET INVESTMENT INCOME	734,339

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(2,547,168)
Net change in unrealized appreciation/(depreciation) from investments	1,019,926

Net realized/unrealized losses from investments	(1,527,242)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(792,903)

The accompanying notes are an integral part of these financial statements.

107

Statements of Changes in Net Assets

	Nationwide High Yield Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$734,339	$2,092,741
Net realized losses from investments	(2,547,168)	(1,036,504)
Net change in unrealized appreciation/(depreciation) from investments	1,019,926	(2,318,305)

Change in net assets resulting from operations	(792,903)	(1,262,068)

Distributions to Shareholders From:
Net investment income:
Class A	(505,564)	(1,172,127)
Class C	(113,965)	(272,373)
Institutional Service Class	(13,165)	(53,861)
Institutional Class	(101,873)	(594,424)

Change in net assets from shareholder distributions	(734,567)	(2,092,785)

Change in net assets from capital transactions	(10,641,676)	(4,732,246)

Change in net assets	(12,169,146)	(8,087,099)

Net Assets:
Beginning of period	38,369,647	46,456,746

End of period	$26,200,501	$38,369,647

Accumulated undistributed net investment income at end of period	$7,123	$7,351

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$168,208	$19,208,718
Dividends reinvested	484,696	1,102,180
Cost of shares redeemed	(10,332,623)	(14,359,588)

Total Class A Shares	(9,679,719)	5,951,310

Class C Shares
Proceeds from shares issued	70,815	471,565
Dividends reinvested	110,284	262,622
Cost of shares redeemed	(750,799)	(1,157,433)

Total Class C Shares	(569,700)	(423,246)

Institutional Service Class Shares
Proceeds from shares issued	291,482	3,174,297
Dividends reinvested	11,779	32,232
Cost of shares redeemed	(320,234)	(3,727,120)

Total Institutional Service Class Shares	(16,973)	(520,591)

Institutional Class Shares
Proceeds from shares issued	54,350	1,091,280
Dividends reinvested	93,056	572,020
Cost of shares redeemed	(522,690)	(11,403,019)

Total Institutional Class Shares	(375,284)	(9,739,719)

Change in net assets from capital transactions	$(10,641,676)	$(4,732,246)

108

Statements of Changes in Net Assets (Continued)

	Nationwide High Yield Bond Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS:
Class A Shares
Issued	30,640	3,223,143
Reinvested	87,959	182,332
Redeemed	(1,843,547)	(2,377,473)

Total Class A Shares	(1,724,948)	1,028,002

Class C Shares
Issued	12,766	76,434
Reinvested	19,937	43,188
Redeemed	(137,226)	(191,986)

Total Class C Shares	(104,523)	(72,364)

Institutional Service Class Shares
Issued	53,162	518,645
Reinvested	2,127	5,304
Redeemed	(57,973)	(612,010)

Total Institutional Service Class Shares	(2,684)	(88,061)

Institutional Class Shares
Issued	9,577	178,511
Reinvested	16,811	93,898
Redeemed	(93,320)	(1,897,356)

Total Institutional Class Shares	(66,932)	(1,624,947)

Total change in shares	(1,899,087)	(757,370)

The accompanying notes are an integral part of these financial statements.

109

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide High Yield Bond Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$5.83	0.14	(0.24)	(0.10)	(0.14)	(0.14)	–	$5.59	(1.61%	)	$17,578,238	1.12%	5.21%	1.74%	24.90%
Year Ended October 31, 2015	$6.32	0.31	(0.49)	(0.18)	(0.31)	(0.31)	–	$5.83	(2.90%	)	$28,363,470	1.12%	5.10%	1.49%	42.55%
Year Ended October 31, 2014	$6.32	0.34	–	0.34	(0.34)	(0.34)	–	$6.32	5.53%		$24,255,364	1.07%	5.37%	1.38%	52.31%
Period Ended October 31, 2013 (h)	$6.14	0.12	0.18	0.30	(0.12)	(0.12)	–	$6.32	4.98%		$26,581,284	1.01%	5.89%	1.60%	22.92%
Year Ended June 30, 2013	$6.09	0.39	0.08	0.47	(0.42)	(0.42)	–	$6.14	7.82%		$27,010,702	1.13%	6.15%	1.38%	56.76%
Year Ended June 30, 2012	$6.22	0.42	(0.13)	0.29	(0.42)	(0.42)	–	$6.09	5.06%		$36,305,809	1.20%	6.98%	1.33%	50.00%
Year Ended June 30, 2011	$5.89	0.48	0.34	0.82	(0.49)	(0.49)	–	$6.22	14.30%		$40,987,009	1.20%	7.73%	1.37%	55.00%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$5.86	0.13	(0.24)	(0.11)	(0.13)	(0.13)	–	$5.62	(1.85%	)	$4,688,280	1.63%	4.68%	2.25%	24.90%
Year Ended October 31, 2015	$6.35	0.28	(0.49)	(0.21)	(0.28)	(0.28)	–	$5.86	(3.39%	)	$5,498,443	1.63%	4.58%	2.00%	42.55%
Year Ended October 31, 2014	$6.36	0.31	(0.01)	0.30	(0.31)	(0.31)	–	$6.35	4.82%		$6,423,829	1.55%	4.89%	1.86%	52.31%
Period Ended October 31, 2013 (h)	$6.17	0.11	0.19	0.30	(0.11)	(0.11)	–	$6.36	4.95%		$7,610,065	1.50%	5.36%	2.08%	22.92%
Year Ended June 30, 2013	$6.09	0.37	0.08	0.45	(0.37)	(0.37)	–	$6.17	7.49%		$7,366,722	1.40%	5.83%	1.66%	56.76%
Year Ended June 30, 2012	$6.23	0.39	(0.14)	0.25	(0.39)	(0.39)	–	$6.09	4.35%		$7,872,256	1.70%	6.46%	1.83%	50.00%
Year Ended June 30, 2011	$5.90	0.45	0.34	0.79	(0.46)	(0.46)	–	$6.23	13.72%		$9,164,527	1.70%	7.24%	1.86%	55.00%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$5.87	0.15	(0.24)	(0.09)	(0.15)	(0.15)	–	$5.63	(1.48%	)	$454,073	0.88%	5.35%	1.49%	24.90%
Year Ended October 31, 2015	$6.37	0.32	(0.50)	(0.18)	(0.32)	(0.32)	–	$5.87	(2.84%	)	$488,866	0.92%	5.22%	1.27%	42.55%
Year Ended October 31, 2014	$6.37	0.35	0.01	0.36	(0.36)	(0.36)	–	$6.37	5.67%		$1,090,965	0.83%	5.47%	1.15%	52.31%
Period Ended October 31, 2013 (h)	$6.18	0.12	0.19	0.31	(0.12)	(0.12)	–	$6.37	5.11%		$92,615	1.00%	5.85%	1.58%	22.92%
Period Ended June 30, 2013 (i)	$6.23	0.23	(0.04)	0.19	(0.24)	(0.24)	–	$6.18	2.94%		$88,199	0.94%	6.06%	1.21%	56.76%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$5.86	0.15	(0.23)	(0.08)	(0.15)	(0.15)	–	$5.63	(1.25%	)	$3,479,910	0.75%	5.55%	1.37%	24.90%
Year Ended October 31, 2015	$6.36	0.33	(0.50)	(0.17)	(0.33)	(0.33)	–	$5.86	(2.69%	)	$4,018,868	0.75%	5.47%	1.11%	42.55%
Year Ended October 31, 2014	$6.36	0.37	(0.01)	0.36	(0.36)	(0.36)	–	$6.36	5.82%		$14,686,588	0.75%	5.69%	1.05%	52.31%
Period Ended October 31, 2013 (h)	$6.18	0.13	0.18	0.31	(0.13)	(0.13)	–	$6.36	5.04%		$20,694,209	0.75%	6.11%	1.33%	22.92%
Year Ended June 30, 2013	$6.14	0.41	0.09	0.50	(0.46)	(0.46)	–	$6.18	8.25%		$22,984,179	0.84%	6.42%	1.05%	56.76%
Year Ended June 30, 2012	$6.27	0.44	(0.13)	0.31	(0.44)	(0.44)	–	$6.14	5.27%		$36,611,570	0.95%	7.23%	1.01%	50.00%
Year Ended June 30, 2011	$5.94	0.50	0.34	0.84	(0.51)	(0.51)	–	$6.27	14.47%		$44,749,982	0.95%	7.97%	1.03%	55.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on November 19, 2012 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from July 1, 2013 through October 31, 2013.
(i)	For the period from November 23, 2012 (commencement of operations) through June 30, 2013. Total return is calculated based on inception date of November 21, 2012 through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

110

Fund Overview	Nationwide Inflation-Protected Securities Fund

Asset Allocation†

U.S. Treasury Notes	52.8%
U.S. Treasury Bonds	46.7%
Other assets in excess of liabilities	0.5%
100.0%

Top Holdings††

U.S. Treasury Inflation Indexed Bonds, 2.38%, 01/15/25	12.1%
U.S. Treasury Inflation Indexed Bonds, 2.13%, 02/15/41	12.0%
U.S. Treasury Inflation Indexed Notes, 0.13%, 07/15/22	11.6%
U.S. Treasury Inflation Indexed Notes, 0.63%, 07/15/21	10.8%
U.S. Treasury Inflation Indexed Notes, 0.13%, 01/15/22	9.5%
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/18	8.5%
U.S. Treasury Inflation Indexed Bonds, 3.63%, 04/15/28	7.7%
U.S. Treasury Inflation Indexed Notes, 1.38%, 01/15/20	7.0%
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/17	5.7%
U.S. Treasury Inflation Indexed Bonds, 3.88%, 04/15/29	4.8%
Other Holdings	10.3%
100.0%
†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

111

Shareholder Expense Example	Nationwide Inflation-Protected Securities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Inflation-Protected Securities Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	1,035.30	2.88	0.57
	Hypothetical	(a)(b)	1,000.00	1,022.03	2.87	0.57
Institutional Class Shares	Actual	(a)	1,000.00	1,037.30	1.52	0.30
	Hypothetical	(a)(b)	1,000.00	1,023.37	1.51	0.30

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

112

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Inflation-Protected Securities Fund

U.S. Treasury Bonds 46.7%

	Principal Amount	Market Value

U.S. Treasury Inflation Indexed Bonds
2.38%, 01/15/25 (a)	$11,300,000	$16,978,093
1.75%, 01/15/28 (a)	4,800,000	6,327,310
3.63%, 04/15/28 (a)	5,350,000	10,834,505
2.50%, 01/15/29 (a)	4,750,000	6,615,999
3.88%, 04/15/29 (a)	3,300,000	6,835,037
2.13%, 02/15/41 (a)	12,050,000	16,858,677
0.75%, 02/15/42 (a)	1,500,000	1,533,445

Total U.S. Treasury Bonds (cost $67,425,280)		65,983,066

U.S. Treasury Notes 52.8%
U.S. Treasury Inflation Indexed Notes
0.13%, 04/15/17 (a)	7,625,000	8,033,944
0.13%, 04/15/18 (a)	11,500,000	11,994,301
1.38%, 01/15/20 (a)	8,400,000	9,845,894
0.63%, 07/15/21 (a)	13,800,000	15,250,535
0.13%, 01/15/22 (a)	12,500,000	13,310,134
0.13%, 07/15/22 (a)	15,500,000	16,286,176

Total U.S. Treasury Notes (cost $76,376,226)		74,720,984

Total Investments (cost $143,801,506) (b) — 99.5%		140,704,050

Other assets in excess of liabilities — 0.5%		665,888

NET ASSETS — 100.0%		$141,369,938

(a)	Principal amounts are not adjusted for inflation.

(b)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

113

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Inflation-Protected Securities Fund
Assets:
Investments, at value (cost $143,801,506)	$140,704,050
Cash	417,487
Interest receivable	322,243
Prepaid expenses	17,041

Total Assets	141,460,821

Liabilities:
Payable for capital shares redeemed	41,147
Accrued expenses and other payables:
Investment advisory fees	20,491
Fund administration fees	9,233
Distribution fees	51
Administrative servicing fees	8
Accounting and transfer agent fees	359
Trustee fees	202
Custodian fees	1,382
Compliance program costs (Note 3)	127
Professional fees	13,358
Printing fees	3,966
Other	559

Total Liabilities	90,883

Net Assets	$141,369,938

Represented by:
Capital	$150,519,588
Accumulated distributions in excess of net investment loss	(563,346)
Accumulated net realized losses from investments	(5,488,848)
Net unrealized appreciation/(depreciation) from investments	(3,097,456)

Net Assets	$141,369,938

114

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Inflation-Protected Securities Fund
Net Assets:
Class A Shares	$351,520
Institutional Class Shares	141,018,418

Total	$141,369,938

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	36,267
Institutional Class Shares	14,484,086

Total	14,520,353

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.69
Institutional Class Shares	$9.74
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.91

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.

The accompanying notes are an integral part of these financial statements.

115

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Inflation-Protected Securities Fund
INVESTMENT INCOME:
Interest income	$1,683

Total Income	1,683

EXPENSES:
Investment advisory fees	234,992
Fund administration fees	59,278
Distribution fees Class A	121
Administrative servicing fees Class A	13
Registration and filing fees	14,138
Professional fees	15,201
Printing fees	3,464
Trustee fees	2,888
Custodian fees	3,835
Accounting and transfer agent fees	1,723
Compliance program costs (Note 3)	443
Other	6,794

Total expenses before expenses reimbursed	342,890

Expenses reimbursed by adviser (Note 3)	(61,599)

Net Expenses	281,291

NET INVESTMENT LOSS	(279,608)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	807,790
Net change in unrealized appreciation/(depreciation) from investments	5,808,038

Net realized/unrealized gains from investments	6,615,828

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$6,336,220

The accompanying notes are an integral part of these financial statements.

116

Statements of Changes in Net Assets

	Nationwide Inflation-Protected Securities Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(279,608)	$(183,586)
Net realized gains/(losses) from investments	807,790	(2,196,625)
Net change in unrealized appreciation/(depreciation) from investments	5,808,038	(22,494)

Change in net assets resulting from operations	6,336,220	(2,402,705)

Distributions to Shareholders From:
Net investment income:
Class A	–	(17)
Institutional Class	–	(373,218)

Change in net assets from shareholder distributions	–	(373,235)

Change in net assets from capital transactions	(73,738,380)	(92,035,047)

Change in net assets	(67,402,160)	(94,810,987)

Net Assets:
Beginning of period	208,772,098	303,583,085

End of period	$141,369,938	$208,772,098

Accumulated distributions in excess of net investment loss at end of period	$(563,346)	$(283,738)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$434,814	$31,380
Dividends reinvested	–	17
Cost of shares redeemed	(152,831)	(1,173)

Total Class A Shares	281,983	30,224

Institutional Class Shares
Proceeds from shares issued	4,788,577	15,549,859
Dividends reinvested	–	373,218
Cost of shares redeemed	(78,808,940)	(107,988,348)

Total Institutional Class Shares	(74,020,363)	(92,065,271)

Change in net assets from capital transactions	$(73,738,380)	$(92,035,047)

SHARE TRANSACTIONS:
Class A Shares
Issued	45,151	3,268
Reinvested	–	1
Redeemed	(15,884)	(124)

Total Class A Shares	29,267	3,145

Institutional Class Shares
Issued	505,666	1,636,595
Reinvested	–	39,040
Redeemed	(8,247,244)	(11,173,947)

Total Institutional Class Shares	(7,741,578)	(9,498,312)

Total change in shares	(7,712,311)	(9,495,167)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

117

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Inflation-Protected Securities Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.36	0.01	0.32	0.33	–	–	$9.69	3.53%	$351,520	0.57%	0.26%	0.65%	0.00%
Year Ended October 31, 2015	$9.55	0.05	(0.24)	(0.19)	0.00	0.00	$9.36	(1.94)%	$65,519	0.54%	0.51%	0.59%	29.81%
Year Ended October 31, 2014	$9.41	0.10	0.05	0.15	(0.01)	(0.01)	$9.55	1.55%	$36,829	0.59%	1.03%	0.64%	0.49%
Year Ended October 31, 2013	$10.05	–	(0.63)	(0.63)	(0.01)	(0.01)	$9.41	(6.29)%	$39,275	0.55%	(0.05)%	0.65%	37.88%
Period Ended October 31, 2012 (g)	$10.00	0.02	0.03	0.05	–	–	$10.05	0.50%	$21,277	0.55%	1.75%	0.92%	0.00%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.39	(0.01)	0.36	0.35	–	–	$9.74	3.73%	$141,018,418	0.30%	(0.30)%	0.37%	0.00%
Year Ended October 31, 2015	$9.57	(0.01)	(0.16)	(0.17)	(0.01)	(0.01)	$9.39	(1.76)%	$208,706,579	0.30%	(0.07)%	0.34%	29.81%
Year Ended October 31, 2014	$9.44	0.09	0.09	0.18	(0.05)	(0.05)	$9.57	1.92%	$303,546,256	0.30%	0.92%	0.35%	0.49%
Year Ended October 31, 2013	$10.06	(0.01)	(0.60)	(0.61)	(0.01)	(0.01)	$9.44	(6.09)%	$146,817,529	0.30%	(0.10)%	0.39%	37.88%
Period Ended October 31, 2012 (g)	$10.00	0.02	0.04	0.06	–	–	$10.06	0.60%	$46,574,482	0.30%	2.03%	0.68%	0.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from September 18, 2012 (commencement of operations) through October 31, 2012. Total return is calculated based on inception date of September 17, 2012 through October 31, 2012.

The accompanying notes are an integral part of these financial statements.

118

Fund Overview	Nationwide Money Market Fund

Asset Allocation†

Commercial Paper	61.3%
Mutual Funds	11.8%
Certificates of Deposit	9.3%
Corporate Bonds	6.5%
Repurchase Agreement	4.8%
Sovereign Bonds	3.1%
Municipal Bond	2.4%
U.S. Treasury Note	1.2%
Liabilities in excess of other assets	(0.4%)
100.0%

Top Industries††

Finance-Retail	20.1%
Banking	17.2%
Sovereign	7.9%
Finance-Automotive	6.6%
Oil & Oil Finance	4.7%
Finance-Securities	4.7%
Pharmaceuticals and Health Care	3.8%
Finance-Commercial	3.7%
Chemicals	2.8%
Insurance	0.5%
Other Industries*	28.0%
100.0%

Top Holdings††

Federated Prime Cash Obligations Fund, Institutional Shares	5.9%
Federated Institutional Prime Obligations Fund, Institutional Shares	5.9%
Total Capital S.A., 0.33%, 05/02/16	4.7%
International Bank for Reconstruction & Development, 0.50%, 05/16/16	2.4%
California Statewide Communities Development Authority, (Kaiser Permanente), 0.39%, 04/01/36	2.3%
Starbird Funding Corp., 0.63%, 05/20/16	2.3%
Anglesea Funding LLC, 0.67%, 08/01/16	2.3%
Sheffield Receivables Co. LLC, 0.86%, 07/15/16	2.3%
Wells Fargo Bank NA, 0.80%, 08/19/16	1.8%
Bank of Nova Scotia, Toronto, 0.79%, 08/05/16	1.8%
Other Holdings*	68.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

*	For purposes of listing top industries and top holdings, the repurchase agreement is included as part of Other.

119

Shareholder Expense Example	Nationwide Money Market Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Money Market Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Prime Shares	Actual	(a)	1,000.00	1,000.00	2.39	0.48
	Hypothetical	(a)(b)	1,000.00	1,022.48	2.41	0.48
Institutional Class Shares	Actual	(a)	1,000.00	1,000.20	2.19	0.44
	Hypothetical	(a)(b)	1,000.00	1,022.68	2.21	0.44
Service Class Shares	Actual	(a)	1,000.00	1,000.00	2.39	0.48
	Hypothetical	(a)(b)	1,000.00	1,022.48	2.41	0.48

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

120

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Money Market Fund

Certificates of Deposit 9.3%

	Principal Amount	Market Value

Banking 9.3%
Bank of Montreal, 0.80%, 08/11/16 (a)	$13,000,000	$13,000,000
Bank of Nova Scotia, Toronto
0.72%, 05/16/16 (a)	10,000,000	10,000,000
0.87%, 07/08/16	10,000,000	10,000,000
0.79%, 08/05/16 (a)	15,000,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.01%, 07/15/16 (a)	1,000,000	1,000,229
Canadian Imperial Bank of Commerce
0.84%, 07/07/16	10,000,000	10,000,000
0.85%, 08/24/16	10,000,000	10,000,000
Standard Chartered Bank PLC, 0.64%, 05/05/16	10,000,000	9,999,995

		79,000,224

Total Certificates of Deposit (cost $79,000,224)		79,000,224

Commercial Paper 61.3%
Banking 5.9%
ASB Finance Ltd., 0.93%, 08/26/16 (b)	10,000,000	9,970,100
Bank of Montreal, 0.85%, 09/19/16	5,000,000	4,983,354
LMA-Americas LLC
0.59%, 05/03/16 (b)	10,000,000	9,999,673
0.64%, 06/07/16 (b)	5,000,000	4,996,711
Manhattan Asset Funding Co. LLC, 0.72%, 06/03/16 (b)	10,000,000	9,993,400
Toronto Dominion Holdings (USA), Inc., 0.88%, 07/21/16 (b)	10,000,000	9,980,200

		49,923,438

Chemicals 2.8%
BASF SE
0.55%, 05/02/16 (b)	5,000,000	4,999,923
0.68%, 06/22/16 (b)	10,000,000	9,990,178
0.72%, 07/01/16 (b)	9,000,000	8,989,020

		23,979,121

Finance-Automotive 3.9%
American Honda Finance Corp., 0.40%, 05/20/16	15,000,000	14,996,833
Toyota Credit Canada Inc., 0.78%, 09/29/16	8,000,000	7,973,827
Toyota Motor Credit Corp., 0.62%, 05/09/16	10,000,000	9,998,622

		32,969,282

Commercial Paper (continued)

	Principal Amount	Market Value

Finance-Commercial 2.4%
Atlantic Asset Securitization LLC
0.63%, 05/02/16 (b)	$3,000,000	$2,999,948
0.63%, 05/13/16 (b)	4,000,000	3,999,160
0.63%, 05/19/16 (b)	13,000,000	12,995,905

		19,995,013

Finance-Retail 20.2%
Barton Capital S.A.
0.43%, 05/11/16 (b)	5,000,000	4,999,403
0.64%, 06/06/16 (b)	10,000,000	9,993,600
0.63%, 07/11/16 (b)	10,000,000	9,987,575
Chariot Funding LLC, 0.93%, 09/20/16 (b)	5,000,000	4,981,855
CHARTA, LLC, 0.40%, 05/25/16 (b)	7,500,000	7,498,000
CIESCO, LLC, 0.41%, 05/18/16 (b)	2,000,000	1,999,613
Fairway Finance Co. LLC
0.43%, 05/24/16 (b)	5,607,000	5,605,460
0.76%, 06/06/16 (b)	11,000,000	10,991,640
0.76%, 07/06/16 (a)(b)	10,000,000	10,000,000
0.80%, 09/12/16 (a)(b)	5,000,000	5,000,000
Jupiter Securitization Co. LLC
0.85%, 07/01/16 (b)	465,000	464,330
0.67%, 07/13/16 (a)(b)	10,000,000	10,000,000
0.85%, 07/14/16 (b)	5,000,000	4,991,264
Sheffield Receivables Co. LLC
0.86%, 06/03/16 (b)	4,200,000	4,196,689
0.86%, 07/11/16 (b)	15,000,000	14,974,558
0.86%, 07/12/16 (b)	2,000,000	1,996,560
0.86%, 07/15/16 (b)	20,000,000	19,964,167
0.86%, 07/18/16 (b)	300,000	299,441
Starbird Funding Corp.
0.63%, 05/02/16 (b)	10,000,000	9,999,825
0.63%, 05/18/16 (b)	7,000,000	6,997,917
0.63%, 05/20/16 (b)	20,000,000	19,993,350
0.74%, 09/07/16 (a)(b)	5,000,000	5,000,000

		169,935,247

Finance-Securities 4.7%
Anglesea Funding LLC
0.85%, 07/25/16 (b)	10,000,000	9,979,931
0.67%, 08/01/16 (b)	20,000,000	19,965,756
0.73%, 08/19/16 (b)	10,000,000	9,977,694

		39,923,381

Municipal 4.9%
Kaiser Foundation Hospital
0.40%, 05/12/16	6,000,000	5,999,267
0.60%, 06/01/16	10,000,000	9,994,833
0.72%, 07/25/16	15,000,000	14,974,500
0.67%, 08/01/16	10,000,000	9,982,878

		40,951,478

121

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Money Market Fund (Continued)

Commercial Paper (continued)

	Principal Amount	Market Value

Oil & Oil Finance 4.8%
Total Capital S.A., 0.33%, 05/02/16 (b)	$40,000,000	$39,999,633

Pharmaceuticals and Health Care 3.8%
Novartis Finance Corp.
0.42%, 05/10/16 (b)	10,000,000	9,998,950
0.41%, 05/17/16 (b)	6,000,000	5,998,907
Novartis Securities Investment Ltd.
0.34%, 05/02/16 (b)	12,000,000	11,999,887
0.40%, 06/01/16 (b)	4,000,000	3,998,622

		31,996,366

Sovereign 7.9%
Erste Abwicklungsanstalt
0.65%, 06/16/16 (b)	5,000,000	4,995,847
0.65%, 07/11/16 (b)	5,000,000	4,993,590
0.67%, 07/29/16 (b)	4,000,000	3,993,375
0.68%, 08/09/16 (b)	5,000,000	4,990,556
0.66%, 08/15/16 (b)	8,000,000	7,984,453
0.66%, 08/17/16 (b)	5,000,000	4,990,100
0.72%, 09/09/16 (b)	5,000,000	4,986,991
Province of Ontario Canada
0.40%, 05/04/16	10,000,000	9,999,666
0.41%, 05/10/16	10,000,000	9,998,975
0.41%, 05/19/16	10,000,000	9,997,950

		66,931,503

Total Commercial Paper (cost $516,604,462)		516,604,462

Corporate Bonds 6.5%
Banking 2.0%
Commonwealth Bank of Australia, 1.12%, 09/20/16 (a)(b)	2,000,000	2,002,298
Wells Fargo Bank NA, 0.80%, 08/19/16 (a)	15,000,000	15,000,000

		17,002,298

Finance-Automotive 2.7%
BMW US Capital LLC
0.78%, 05/27/16 (a)	8,000,000	8,000,000
0.75%, 07/06/16 (a)	15,000,000	15,000,000

		23,000,000

Finance-Commercial 1.3%
General Electric Capital Corp.
2.95%, 05/09/16	8,155,000	8,159,286
0.82%, 06/20/16 (a)	2,500,000	2,500,541
1.28%, 07/12/16 (a)	500,000	500,590

		11,160,417

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance 0.5%
Metropolitan Life Global Funding I, 0.83%, 07/14/16 (a)(b)	$3,000,000	$3,000,428
New York Life Global Funding, 0.99%, 05/23/16 (a)(b)	800,000	800,240

		3,800,668

Total Corporate Bonds (cost $54,963,383)		54,963,383

Municipal Bond 2.4%
California 2.4%
California Statewide Communities Development Authority, (Kaiser Permanente), RB, Series J, 0.39%, 05/04/16 (a)	20,000,000	20,000,000

Total Municipal Bond (cost $20,000,000)		20,000,000

Sovereign Bonds 3.1%
CANADA 0.7%
Province of Ontario Canada, 1.00%, 07/22/16	6,000,000	6,003,600

SUPRANATIONAL 2.4%
International Bank for Reconstruction & Development, 0.50%, 05/16/16	20,000,000	20,000,826

Total Sovereign Bonds (cost $26,004,426)		26,004,426

Mutual Funds 11.8%

	Shares

Asset Management 11.8%
Federated Institutional Prime Obligations Fund, Institutional Shares, 0.43% (c)	49,974,914	49,974,914
Federated Prime Cash Obligations Fund, Institutional Shares, 0.37% (c)	50,000,000	50,000,000

Total Mutual Funds (cost $99,974,914)		99,974,914

122

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Money Market Fund (Continued)

U.S. Treasury Note 1.2%

	Principal Amount	Market Value

U.S. Treasury Note, 1.00%, 08/31/16	$10,000,000	$10,022,583

Total U.S. Treasury Note (cost $10,022,583)		10,022,583

Repurchase Agreement 4.8%
ING Financial Markets LLC, 0.29%, dated 04/29/16, due 05/02/16, repurchase price $40,313,974, collateralized by U.S. Government Agency Securities, ranging from 0.74% - 4.00%, maturing 03/15/36 - 04/25/43; total market value $41,522,477. (d)	40,313,000	40,313,000

Total Repurchase Agreement (cost $40,313,000)		40,313,000

Total Investments (cost $846,882,992) (e) — 100.4%		846,882,992
Liabilities in excess of other assets — (0.4)%		(3,729,601)

NET ASSETS — 100.0%		$843,153,391

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2016. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2016 was $413,506,723 which represents 49.04% of net assets.

(c)	Represents 7-day effective yield as of April 30, 2016.

(d)	Please refer to Note 2(c) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.
LLC	Limited Liability Company

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

RB	Revenue Bond

SE	European Public Limited Liability Company

The accompanying notes are an integral part of these financial statements.

123

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Money Market Fund
Assets:
Investments, at value (cost $806,569,992)	$806,569,992
Repurchase agreement, at value (cost $40,313,000)	40,313,000

Total Investments, at value (total cost $846,882,992)	846,882,992

Cash	4,761
Interest and dividends receivable	423,648
Receivable for capital shares issued	785,503
Prepaid expenses	41,035

Total Assets	848,137,939

Liabilities:
Payable for investments purchased	800,240
Payable for capital shares redeemed	3,731,039
Accrued expenses and other payables:
Investment advisory fees	253,864
Fund administration fees	23,904
Distribution fees	415
Administrative servicing fees	46,861
Accounting and transfer agent fees	65,085
Trustee fees	1,914
Custodian fees	5,725
Compliance program costs (Note 3)	518
Professional fees	14,181
Printing fees	38,398
Other	2,404

Total Liabilities	4,984,548

Net Assets	$843,153,391

Represented by:
Capital	$843,153,635
Accumulated net realized losses from investments	(244)

Net Assets	$843,153,391

Net Assets:
Prime Shares	$374,588,739
Institutional Class Shares	465,202,478
Service Class Shares	3,362,174

Total	$843,153,391

Shares Outstanding (unlimited number of shares authorized):
Prime Shares	374,595,523
Institutional Class Shares	465,211,549
Service Class Shares	3,362,232

Total	843,169,304

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Prime Shares	$1.00
Institutional Class Shares	$1.00
Service Class Shares	$1.00

The accompanying notes are an integral part of these financial statements.

124

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Money Market Fund
INVESTMENT INCOME:
Interest income	$2,015,291
Dividend income	155,617

Total Income	2,170,908

EXPENSES:
Investment advisory fees	1,743,948
Fund administration fees	148,058
Distribution fees Service Class	2,344
Administrative servicing fees Prime Class	297,446
Administrative servicing fees Service Class	2,861
Registration and filing fees	20,673
Professional fees	26,536
Printing fees	47,054
Trustee fees	13,570
Custodian fees	14,762
Accounting and transfer agent fees	221,383
Compliance program costs (Note 3)	2,097
Other	14,141

Total expenses before earnings credit and fees waived	2,554,873

Earnings credit (Note 4)	(2,460)
Distribution fees waived - Service Class (Note 3)	(1,314)
Distribution fees voluntarily waived - Service Class (Note 3)	(1,030)
Investment advisory fees voluntarily waived (Note 3)	(282,502)
Administrative servicing fees voluntarily waived - Prime Class (Note 3)	(204,252)
Administrative servicing fees voluntarily waived - Service Class (Note 3)	(2,132)

Net Expenses	2,061,183

NET INVESTMENT INCOME	109,725

REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized losses from investment transactions	(6)

Net realized/unrealized losses from investments	(6)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$109,719

The accompanying notes are an integral part of these financial statements.

125

Statements of Changes in Net Assets

	Nationwide Money Market Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$109,725	$–
Net realized gains/(losses) from investments	(6)	23,902
Net increase from payment by affiliate (Note 3)	–	1,865,666

Change in net assets resulting from operations	109,719	1,889,568

Distributions to Shareholders From:
Net investment income:
Prime Class	–	–
Institutional Class	(109,725)	–
Service Class	–	–
Net realized gains:
Prime	(10,436)	–
Institutional Class	(13,620)	–
Service Class	(84)	–

Change in net assets from shareholder distributions	(133,865)	–

Change in net assets from capital transactions	(144,929,991)	(195,124,650)

Change in net assets	(144,954,137)	(193,235,082)

Net Assets:
Beginning of period	988,107,528	1,181,342,610

End of period	$843,153,391	$988,107,528

CAPITAL TRANSACTIONS:
Prime Shares
Proceeds from shares issued	$114,934,552	$218,608,491
Dividends reinvested	10,429	–
Cost of shares redeemed	(181,607,715)	(279,899,717)

Total Prime Class Shares	(66,662,734)	(61,291,226)

Institutional Class Shares
Proceeds from shares issued	76,464,585	160,515,784
Dividends reinvested	123,345	–
Cost of shares redeemed	(155,121,659)	(293,990,472)

Total Institutional Class Shares	(78,533,729)	(133,474,688)

Service Class Shares
Proceeds from shares issued	504,423	619,973
Dividends reinvested	84	–
Cost of shares redeemed	(238,035)	(978,709)

Total Service Class Shares	266,472	(358,736)

Change in net assets from capital transactions	$(144,929,991)	$(195,124,650)

126

Statements of Changes in Net Assets (Continued)

	Nationwide Money Market Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS:
Prime Shares
Issued	114,934,552	218,608,491
Reinvested	10,429	–
Redeemed	(181,607,715)	(279,899,717)

Total Prime Class Shares	(66,662,734)	(61,291,226)

Institutional Class Shares
Issued	76,464,585	160,515,784
Reinvested	123,345	–
Redeemed	(155,121,659)	(293,990,472)

Total Institutional Class Shares	(78,533,729)	(133,474,688)

Service Class Shares
Issued	504,423	619,973
Reinvested	84	–
Redeemed	(238,035)	(978,709)

Total Service Class Shares	266,472	(358,736)

Total change in shares	(144,929,991)	(195,124,650)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

127

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Money Market Fund

		Operations				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations		Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)
Prime Shares
Six Months Ended April 30, 2016 (Unaudited)	$1.00	–	–	–		–	–	–	$1.00	–	$374,588,739	0.49%	–	0.65%
Year Ended October 31, 2015	$1.00	–	–	–	(e)	–	–	–	$1.00	–	$441,261,912	0.23%	–	0.65%
Year Ended October 31, 2014	$1.00	–	–	–		–	–	–	$1.00	–	$501,801,083	0.18%	–	0.63%
Year Ended October 31, 2013	$1.00	–	–	–		–	–	–	$1.00	–	$478,966,485	0.23%	–	0.63%
Year Ended October 31, 2012	$1.00	–	–	–		–	–	–	$1.00	–	$501,569,163	0.30%	–	0.61%
Year Ended October 31, 2011	$1.00	–	–	–		–	–	–	$1.00	–	$556,791,477	0.28%	–	0.58%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$1.00	–	–	–		–	–	–	$1.00	0.02%	$465,202,478	0.44%	0.04%	0.50%
Year Ended October 31, 2015	$1.00	–	–	–	(e)	–	–	–	$1.00	–	$543,749,831	0.23%	–	0.50%
Year Ended October 31, 2014	$1.00	–	–	–		–	–	–	$1.00	–	$676,093,457	0.18%	–	0.48%
Year Ended October 31, 2013	$1.00	–	–	–		–	–	–	$1.00	–	$756,427,752	0.23%	–	0.48%
Year Ended October 31, 2012	$1.00	–	–	–		–	–	–	$1.00	–	$987,444,505	0.30%	–	0.47%
Year Ended October 31, 2011	$1.00	–	–	–		–	–	–	$1.00	–	$1,256,465,761	0.27%	–	0.45%

Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$1.00	–	–	–		–	–	–	$1.00	–	$3,362,174	0.49%	–	0.83%
Year Ended October 31, 2015	$1.00	–	–	–	(e)	–	–	–	$1.00	–	$3,095,785	0.23%	–	0.90%
Year Ended October 31, 2014	$1.00	–	–	–		–	–	–	$1.00	–	$3,448,070	0.18%	–	0.88%
Year Ended October 31, 2013	$1.00	–	–	–		–	–	–	$1.00	–	$3,946,913	0.23%	–	0.88%
Year Ended October 31, 2012	$1.00	–	–	–		–	–	–	$1.00	–	$4,005,510	0.30%	–	0.87%
Year Ended October 31, 2011	$1.00	–	–	–		–	–	–	$1.00	–	$4,598,573	0.28%	–	0.85%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Includes payment by affiliate which is less than $0.005 per share (Note 3).

The accompanying notes are an integral part of these financial statements.

128

Fund Overview	Nationwide Ziegler Wisconsin Tax Exempt Fund

Asset Allocation†

Municipal Bonds	96.9%
Mutual Fund	2.0%
Other assets in excess of liabilities	1.1%
100.0%

Top Holdings††

Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, RB, NATL-RE Insured, 5.50%, 12/15/26	5.9%
Madison, Community Development Authority Revenue, Alumni Research Foundation Project, RB, 5.00%, 10/01/34	5.3%
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB, 2.60%, 09/01/21	3.5%
Monroe, Redevelopment Authority, Development Revenue, MonroeClinic Inc., RB, 5.88%, 02/15/39	3.2%
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital Inc., RB, 4.40%, 07/01/38	3.2%
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB, AGM Insured, 5.25%, 12/15/23	3.2%
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB, 2.75%, 09/01/22	3.0%
Milwaukee, Redevelopment Authority Revenue, Milwaukee School of Engineering, Refunding, RB, AGM Insured, 4.10%, 04/01/32	2.8%
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, ETM, RB, NATL-RE Insured, 5.50%, 12/15/19	2.6%
Brookfield Wis Callable Bond, RB, 3.55%, 06/01/34	2.5%
Other Holdings	64.8%
100.0%
†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

129

Shareholder Expense Example	Nationwide Ziegler Wisconsin Tax Exempt Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Ziegler Wisconsin Tax Exempt Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	1,023.50	4.53	0.90
	Hypothetical(a)(b)		1,000.00	1,020.39	4.52	0.90
Class C Shares	Actual	(a)	1,000.00	1,020.20	6.83	1.36
	Hypothetical(a)(b)		1,000.00	1,018.10	6.82	1.36
Institutional Service Class Shares	Actual	(a)	1,000.00	1,024.80	3.22	0.64
	Hypothetical(a)(b)		1,000.00	1,021.68	3.22	0.64
Institutional Class Shares	Actual	(a)	1,000.00	1,025.10	3.02	0.60
	Hypothetical(a)(b)		1,000.00	1,021.88	3.02	0.60

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

130

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

Municipal Bonds 96.9%

	Principal Amount	Market Value

Guam 1.1%
Guam Power Authority Revenue, Refunding, RB, AGM Insured, Series A, 5.00%, 10/01/22	$870,000	$1,047,776

Massachusetts 1.1%
Massachusetts State, Housing Finance Agency, Multi-Family, ETM, RB, Series A, 7.00%, 04/01/21	910,000	1,110,236

Puerto Rico 3.1%
Puerto Rico Sales Tax Financing, Corporate Sales Tax Revenue, RB, First Sub-Series A
Series A, 5.75%, 08/01/37	1,400,000	556,164
Series A, 6.38%, 08/01/39	3,000,000	1,229,040
Series A, 6.00%, 08/01/42	1,000,000	402,140
Series A, 6.50%, 08/01/44	2,000,000	826,780

		3,014,124

Wisconsin 91.6%
Appleton Redevelopment Authority, Room Tax, Fox Cities Performing Arts, Refunding, RB
2.20%, 09/01/18	355,000	359,129
2.40%, 09/01/19	290,000	295,353
2.60%, 09/01/20	255,000	260,806
Beloit, Community Development Authority, Lease Revenue, RB
4.70%, 03/01/21	345,000	362,305
4.75%, 03/01/22	300,000	314,502
Beloit, Community Development Authority, Redevelopment Lease Revenue, RB, Series A, 1.82%, 06/01/18	475,000	477,394
Brookfield Winchester LLC Callable Bond, RB, 3.60%, 06/01/35	1,530,000	1,609,744
Brookfield Wis Callable Bond, RB, 3.55%, 06/01/34	2,340,000	2,465,307
Cudahy, Community Development Authority, Redevelopment Lease Revenue, Refunding, RB
Series A, 1.20%, 06/01/17	500,000	502,170
4.25%, 06/01/17	500,000	501,685
Series A, 1.50%, 06/01/18	400,000	402,436
Series A, 1.75%, 06/01/19	300,000	301,824
Series A, 1.95%, 06/01/19	145,000	147,430
Series A, 2.20%, 06/01/20	250,000	256,203
Series A, 2.40%, 06/01/21	360,000	368,762
Series A, 2.60%, 06/01/22	245,000	251,292
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB
Series B, 3.85%, 09/01/20	2,250,000	2,374,762

Municipal Bonds (continued)

	Principal Amount	Market Value

Wisconsin (continued)
2.60%, 09/01/21	$3,250,000	$3,390,725
2.75%, 09/01/22	2,750,000	2,871,413
Green Bay, Redevelopment Authority, Development Revenue, Bellin Memorial Hospital, Prerefunded Balance, RB
6.00%, 12/01/29	1,000,000	1,133,970
6.15%, 12/01/32	1,000,000	1,137,820
Green Bay, Redevelopment Authority, Lease Revenue, Convention Center Project, Refunding, Special Tax Revenue
4.20%, 06/01/25	1,000,000	1,003,330
4.30%, 06/01/29	1,000,000	1,003,420
Johnson Creek, Community Development Authority, Lease Revenue, Tax Increment District No. 3, Refunding, RB
2.65%, 12/01/24	350,000	340,060
2.80%, 12/01/25	200,000	193,620
2.90%, 12/01/26	200,000	193,266
Madison, Community Development Authority Revenue, Alumni Research Foundation Project, RB
5.00%, 10/01/22	1,065,000	1,208,732
5.00%, 10/01/27	925,000	1,046,166
5.00%, 10/01/28	250,000	282,385
5.00%, 10/01/34	4,500,000	5,105,295
Milwaukee Housing Authority, RB, Series A, 3.63%, 07/01/35	1,000,000	1,059,650
Milwaukee, Redevelopment Authority Revenue, Milwaukee Public Schools, Refunding, RB
Series A, 5.00%, 08/01/17	1,000,000	1,050,430
Series A, 5.00%, 08/01/18	1,000,000	1,087,370
Milwaukee, Redevelopment Authority Revenue, Milwaukee School of Engineering, Refunding, RB, AGM Insured
2.75%, 04/01/21	1,080,000	1,149,919
3.20%, 04/01/23	1,000,000	1,080,510
4.10%, 04/01/32	2,500,000	2,699,700
Milwaukee, Redevelopment Authority Revenue, Summerfest Project, RB
4.50%, 08/01/23	110,000	119,630
4.70%, 08/01/25	110,000	119,480
5.00%, 08/01/30	2,000,000	2,216,680
Monroe, Redevelopment Authority, Development Revenue, MonroeClinic Inc., RB, 5.88%, 02/15/39	2,850,000	3,121,690
Neenah, Community Development Authority, Lease Revenue, Prerefunded, RB, Series A, 4.75%, 12/01/32	400,000	440,688

131

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

Wisconsin (continued)
Neenah, Community Development Authority, Lease Revenue, RB
2.55%, 12/01/28	$200,000	$203,500
2.65%, 12/01/29	350,000	355,323
2.75%, 12/01/30	200,000	202,714
2.85%, 12/01/31	250,000	252,723
Neenah, Community Development Authority, Lease Revenue, Refunding, RB
4.00%, 12/01/26	500,000	571,495
4.10%, 12/01/27	1,000,000	1,144,660
4.20%, 12/01/28	500,000	572,910
Platteville, Redevelopment Authority, Real Estate Foundation Project, RB, Series A, 5.00%, 07/01/42	1,000,000	1,045,260

Redevelopment Authority of The City of Kaukauna, Lease Revenue, RB
3.75%, 06/01/32	425,000	450,393
4.00%, 06/01/35	375,000	396,064
4.13%, 06/01/40	375,000	395,044
Southeast Wisconsin Professional Baseball Park District, ETM, COP, NATL-RE Insured, 0.00%, 12/15/17	1,000,000	986,550
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, ETM, RB, NATL-RE Insured
Series A, 5.50%, 12/15/18	250,000	280,027
Series A, 5.50%, 12/15/19	2,200,000	2,552,198
Series A, 5.50%, 12/15/20	1,000,000	1,196,790
Series A, 5.50%, 12/15/21	1,500,000	1,844,700
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, RB, NATL-RE Insured
Series A, 5.50%, 12/15/23	1,025,000	1,296,153
Series A, 5.50%, 12/15/26	4,510,000	5,659,599
Sun Prairie, Community Development Authority, Tax Incremental District No. 8, Refunding, RB
Series A, 1.85%, 08/01/21	1,025,000	1,055,432
Series A, 2.05%, 08/01/22	750,000	775,673
Series A, 2.25%, 08/01/23	500,000	518,005
Series A, 2.40%, 08/01/24	250,000	258,735
Waukesha, Redevelopment Authority, Weldall Manufacturing Inc. Project, RB
4.20%, 12/01/24	150,000	161,846
4.50%, 12/01/30	1,200,000	1,286,676

Municipal Bonds (continued)

	Principal Amount	Market Value

Wisconsin (continued)
Weston, Community Development Authority, Lease Revenue, RB
Series A, 4.50%, 10/01/21	$100,000	$103,329
Series A, 4.63%, 10/01/25	825,000	847,960
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB
Series A, 5.00%, 12/15/29	750,000	855,083
Series A, 5.00%, 12/15/32	1,000,000	1,129,630
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB, AGM Insured, Series 1999, 5.25%, 12/15/23	2,585,000	3,067,749
Wisconsin Dells, Community Development Authority, Lease Revenue, RB
Series A, 4.30%, 03/01/22	225,000	229,527
Series A, 4.45%, 03/01/25	300,000	305,595
Wisconsin Health and Educational Facilities Authority, Bellin Memorial Hospital Inc., Refunding, RB
3.00%, 12/01/27	150,000	154,728
4.00%, 12/01/35	500,000	527,930
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital Inc., RB, Series B, 4.40%, 07/01/38	3,000,000	3,080,640
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, 6.10%, 06/01/21	590,000	624,521

Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, NATL-RE Insured, 6.10%, 06/01/21	575,000	608,643
Wisconsin Housing & Economic Development Authority, Housing Revenue, RB
Series B, 4.30%, 05/01/27	1,000,000	1,001,480
Series B, 4.40%, 05/01/37	500,000	500,440
Wisconsin Housing & Economic Development Authority, Housing Revenue, Refunding, RB
Series A, 4.10%, 11/01/19	465,000	508,989
Series A, 4.88%, 11/01/25	2,140,000	2,345,975
Series A, 5.38%, 11/01/30	2,055,000	2,241,286

132

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, Multifamily Housing, RB
Series B, 2.00%, 04/01/19	$150,000	$153,698
Series B, 2.40%, 04/01/20	100,000	104,349
Series B, 2.80%, 04/01/21	150,000	159,771
Series B, 3.10%, 04/01/22	100,000	108,224
Series B, 3.45%, 04/01/24	100,000	111,192
Series B, 3.80%, 04/01/26	285,000	315,657
Series B, 4.30%, 04/01/30	115,000	127,908
Series A, 3.65%, 12/01/34	900,000	938,178
Series A, 4.25%, 12/01/35 (a)	1,500,000	1,503,690

		89,425,695

Total Municipal Bonds (cost $93,136,807)		94,597,831

Mutual Fund 2.0%

	Shares

Money Market Fund 2.0%
Invesco Tax Free Cash Reserve Portfolio - Institutional Shares, 0.16% (b)	1,995,415	1,995,415

Total Mutual Fund (cost $1,995,415)		1,995,415

Total Investments (cost $95,132,222) (c)(d) — 98.9%		96,593,246

Other assets in excess of liabilities — 1.1%		1,035,318

NET ASSETS — 100.0%		$97,628,564

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2016. The maturity date represents the actual maturity date.

(b)	Represents 7-day effective yield as of April 30, 2016.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

(d)	Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At April 30, 2016, the percentages attributed to Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation were 9.36% and 14.93%, respectively.

AGM	Assured Guaranty Municipal Corporation

COP	Certificates of Participation

ETM	Escrowed to Maturity

LLC	Limited Liability Company

NATL	National Public Finance Guarantee Corporation

RB	Revenue Bond

RE	Reinsured

The accompanying notes are an integral part of these financial statements.

133

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund
Assets:
Investments, at value (cost $95,132,222)	$96,593,246
Interest and dividends receivable	1,204,059
Prepaid expenses	10,530

Total Assets	97,807,835

Liabilities:
Distributions payable	24,048
Payable for capital shares redeemed	47,128
Accrued expenses and other payables:
Investment advisory fees	27,614
Fund administration fees	8,566
Distribution fees	23,838
Administrative servicing fees	10,820
Accounting and transfer agent fees	7,786
Trustee fees	201
Custodian fees	706
Compliance program costs (Note 3)	262
Professional fees	19,407
Printing fees	8,895

Total Liabilities	179,271

Net Assets	$97,628,564

Represented by:
Capital	$101,254,203
Accumulated undistributed net investment income	31,422
Accumulated net realized losses from investments	(5,118,085)
Net unrealized appreciation/(depreciation) from investments	1,461,024

Net Assets	$97,628,564

134

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund
Net Assets:
Class A Shares	$87,297,652
Class C Shares	9,690,130
Institutional Service Class Shares	629,956
Institutional Class Shares	10,826

Total	$97,628,564

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	8,724,744
Class C Shares	969,703
Institutional Service Class Shares	62,961
Institutional Class Shares	1,082

Total	9,758,490

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.01
Class C Shares (b)	$9.99
Institutional Service Class Shares	$10.01
Institutional Class Shares	$10.01
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.24

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $250,000, a contingent deferred sales charge of 0.50% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

135

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund
INVESTMENT INCOME:
Interest income	$1,866,701
Dividend income	679

Total Income	1,867,380

EXPENSES:
Investment advisory fees	245,526
Fund administration fees	51,624
Distribution fees Class A	109,787
Distribution fees Class C	36,649
Administrative servicing fees Class A	19,284
Administrative servicing fees Class C	1,955
Administrative servicing fees Institutional Service Class	100
Registration and filing fees	6,295
Professional fees	19,438
Printing fees	9,879
Trustee fees	1,479
Custodian fees	1,854
Accounting and transfer agent fees	24,557
Compliance program costs (Note 3)	10
Other	6,152

Total expenses before earnings credit and expenses reimbursed	534,589

Earnings credit (Note 4)	(34)
Expenses reimbursed by adviser (Note 3)	(71,648)

Net Expenses	462,907

NET INVESTMENT INCOME	1,404,473

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	38,789
Net change in unrealized appreciation/(depreciation) from investments	767,359

Net realized/unrealized gains from investments	806,148

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,210,621

The accompanying notes are an integral part of these financial statements.

136

Statements of Changes in Net Assets

	Nationwide Ziegler Wisconsin Tax Exempt Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$1,404,473	$3,156,115
Net realized gains/(losses) from investments	38,789	(71,854)
Net change in unrealized appreciation/(depreciation) from investments	767,359	(2,970,685)

Change in net assets resulting from operations	2,210,621	113,576

Distributions to Shareholders From:
Net investment income:
Class A	(1,259,130)	(2,863,892)
Class C	(118,071)	(272,771)
Institutional Service Class	(9,321)	(19,539)
Institutional Class	(168)	(337)

Change in net assets from shareholder distributions	(1,386,690)	(3,156,539)

Change in net assets from capital transactions	(5,455,559)	(15,195,160)

Change in net assets	(4,631,628)	(18,238,123)

Net Assets:
Beginning of period	102,260,192	120,498,315

End of period	$97,628,564	$102,260,192

Accumulated undistributed net investment income at end of period	$31,422	$13,639

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$771,443	$2,033,609
Dividends reinvested	1,113,788	2,521,526
Cost of shares redeemed	(6,869,190)	(18,065,466)

Total Class A Shares	(4,983,959)	(13,510,331)

Class C Shares
Proceeds from shares issued	198,245	311,680
Dividends reinvested	113,766	258,237
Cost of shares redeemed	(867,881)	(2,172,794)

Total Class C Shares	(555,870)	(1,602,877)

Institutional Service Class Shares
Proceeds from shares issued	134,439	111,581
Dividends reinvested	9,026	18,916
Cost of shares redeemed	(59,363)	(212,786)

Total Institutional Service Class Shares	84,102	(82,289)

Institutional Class Shares
Proceeds from shares issued	–	–
Dividends reinvested	168	337
Cost of shares redeemed	–	–

Total Institutional Class Shares	168	337

Change in net assets from capital transactions	$(5,455,559)	$(15,195,160)

137

Statements of Changes in Net Assets (Continued)

	Nationwide Ziegler Wisconsin Tax Exempt Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS:
Class A Shares
Issued	77,316	202,594
Reinvested	111,761	251,464
Redeemed	(691,639)	(1,797,950)

Total Class A Shares	(502,562)	(1,343,892)

Class C Shares
Issued	19,932	30,953
Reinvested	11,437	25,786
Redeemed	(87,527)	(216,624)

Total Class C Shares	(56,158)	(159,885)

Institutional Service Class Shares
Issued	13,546	10,923
Reinvested	906	1,887
Redeemed	(5,960)	(21,291)

Total Institutional Service Class Shares	8,492	(8,481)

Institutional Class Shares
Issued	–	–
Reinvested	17	33
Redeemed	–	–

Total Institutional Class Shares	17	33

Total change in shares	(550,211)	(1,512,225)

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

138

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Ziegler Wisconsin Tax Exempt Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.92	0.14	0.09	0.23	(0.14)	–	(0.14)	$10.01	2.35%	$87,297,652	0.90%	2.91%	1.04%	5.08%
Year Ended October 31, 2015	$10.19	0.29	(0.27)	0.02	(0.29)	–	(0.29)	$9.92	0.23%	$91,545,118	0.90%	2.92%	0.99%	2.62%
Period Ended October 31, 2014 (h)	$10.10	0.07	0.09	0.16	(0.07)	–	(0.07)	$10.19	1.62%	$107,773,178	0.90%	2.88%	1.09%	0.76%
Year Ended July 31, 2014	$10.30	0.31	(0.21)	0.10	(0.30)	–	(0.30)	$10.10	1.06%	$109,711,271	0.90%	3.03%	1.05%	8.61%
Year Ended July 31, 2013	$10.88	0.30	(0.58)	(0.28)	(0.30)	–	(0.30)	$10.30	(2.65)%	$132,960,429	0.90%	2.79%	1.29%	14.00%
Year Ended July 31, 2012	$10.37	0.34	0.51	0.85	(0.34)	–	(0.34)	$10.88	8.30%	$146,648,612	0.90%	3.17%	1.31%	13.00%
Year Ended July 31, 2011	$10.52	0.36	(0.13)	0.23	(0.37)	(0.01)	(0.38)	$10.37	2.28%	$130,165,154	0.90%	3.53%	1.31%	10.00%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.91	0.12	0.08	0.20	(0.12)	–	(0.12)	$9.99	2.02%	$9,690,130	1.36%	2.46%	1.54%	5.08%
Year Ended October 31, 2015	$10.18	0.25	(0.27)	(0.02)	(0.25)	–	(0.25)	$9.91	(0.22)%	$10,164,125	1.35%	2.47%	1.50%	2.62%
Period Ended October 31, 2014 (h)	$10.09	0.06	0.09	0.15	(0.06)	–	(0.06)	$10.18	1.51%	$12,072,832	1.35%	2.44%	1.60%	0.76%
Year Ended July 31, 2014	$10.28	0.26	(0.19)	0.07	(0.26)	–	(0.26)	$10.09	0.71%	$12,554,401	1.35%	2.58%	1.50%	8.61%
Year Ended July 31, 2013	$10.87	0.25	(0.59)	(0.34)	(0.25)	–	(0.25)	$10.28	(3.18)%	$17,604,748	1.35%	2.34%	1.54%	14.00%
Year Ended July 31, 2012	$10.36	0.29	0.51	0.80	(0.29)	–	(0.29)	$10.87	7.82%	$17,595,471	1.35%	2.71%	1.56%	13.00%
Year Ended July 31, 2011	$10.51	0.32	(0.14)	0.18	(0.32)	(0.01)	(0.33)	$10.36	1.93%	$10,831,411	1.35%	3.08%	1.56%	10.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2016 (Unaudited)	$9.92	0.16	0.08	0.24	(0.15)	–	(0.15)	$10.01	2.48%	$629,956	0.64%	3.16%	0.78%	5.08%
Year Ended October 31, 2015	$10.20	0.32	(0.28)	0.04	(0.32)	–	(0.32)	$9.92	0.38%	$540,385	0.65%	3.16%	0.73%	2.62%
Period Ended October 31, 2014 (h)	$10.10	0.08	0.10	0.18	(0.08)	–	(0.08)	$10.20	1.79%	$641,793	0.65%	3.14%	0.87%	0.76%
Year Ended July 31, 2014	$10.30	0.33	(0.20)	0.13	(0.33)	–	(0.33)	$10.10	1.31%	$470,359	0.65%	3.28%	0.83%	8.61%
Year Ended July 31, 2013	$10.88	0.33	(0.58)	(0.25)	(0.33)	–	(0.33)	$10.30	(2.40)%	$931,021	0.65%	3.04%	1.04%	14.00%
Year Ended July 31, 2012	$10.37	0.36	0.52	0.88	(0.37)	–	(0.37)	$10.88	8.57%	$705,422	0.65%	3.42%	1.06%	13.00%
Period Ended July 31, 2011 (j)	$10.52	0.38	(0.12)	0.26	(0.40)	(0.01)	(0.41)	$10.37	2.45%	$281,684	0.65%	3.78%	1.06%	10.00%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.92	0.16	0.09	0.25	(0.16)	–	(0.16)	$10.01	2.51%	$10,826	0.60%	3.21%	0.74%	5.08%
Year Ended October 31, 2015	$10.19	0.32	(0.27)	0.05	(0.32)	–	(0.32)	$9.92	0.53%	$10,564	0.60%	3.22%	0.70%	2.62%
Period Ended October 31, 2014 (h)	$10.10	0.08	0.09	0.17	(0.08)	–	(0.08)	$10.19	1.70%	$10,512	0.60%	3.19%	0.82%	0.76%
Period Ended July 31, 2014 (k)	$10.06	0.29	0.04	0.33	(0.29)	–	(0.29)	$10.10	3.32%	$10,332	0.60%	3.34%	0.71%	8.61%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from August 3, 2010 (commencement of operations) through July 31, 2011. Total return is calculated based on inception date of August 3, 2010 through July 31, 2011.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

139

Notes to Financial Statements

April 30, 2016 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2016, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eleven (11) series listed below (each, a “Fund”; collectively, the “Funds”). Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

- Nationwide Bond Fund (“Bond”)

- Nationwide Core Plus Bond Fund (“Core Plus Bond”)

- Nationwide Government Bond Fund (“Government Bond”)

- Nationwide HighMark Bond Fund (“HM Bond”)

- Nationwide HighMark California Intermediate Tax Free Bond Fund (“California Intermediate Tax Free Bond”)

- Nationwide HighMark National Intermediate Tax Free Bond Fund (“National Intermediate Tax Free Bond”)

- Nationwide HighMark Short Term Bond Fund (“Short Term Bond”)

- Nationwide High Yield Bond Fund (“High Yield Bond”)

- Nationwide Inflation-Protected Securities Fund (“Inflation-Protected Securities”)

- Nationwide Money Market Fund (“Money Market”)

- Nationwide Ziegler Wisconsin Tax Exempt Fund (“Wisconsin Tax Exempt”)

The Funds, as applicable, currently offer Class A, Class C, Class R, Prime Class, Service Class, Institutional Service Class and Institutional Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative service fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Each of the Funds is a diversified fund, except Wisconsin Tax Exempt which is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a

140

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity securities and shares of registered open-end management investment companies valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

Securities held by Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

141

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At April 30, 2016, 100% of the market value of Government Bond, HM Bond, Short Term Bond, and Inflation-Protected Securities was determined based on Level 2 inputs.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2016. Please refer to the Statements of Investments for additional information on portfolio holdings.

Bond

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$10,508,668	$—	$10,508,668
Collateralized Mortgage Obligations	—	5,913,497	—	5,913,497
Commercial Mortgage Backed Securities	—	24,263,835	—	24,263,835
Corporate Bonds	—	224,741,010	—	224,741,010
Municipal Bonds	—	2,425,668	—	2,425,668
Mutual Fund	352,857	—	—	352,857
Repurchase Agreements	—	4,114,711	—	4,114,711
U.S. Government Mortgage Backed Agencies	—	4,364,708	—	4,364,708
U.S. Treasury Notes	—	284,758,429	—	284,758,429
Yankee Dollars	—	2,803,511	—	2,803,511
Total	$352,857	$563,894,037	$—	$564,246,894

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April 30, 2016 (Unaudited)

Core Plus Bond

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$6,633,064	$—	$6,633,064
Commercial Mortgage Backed Securities	—	32,010,277	—	32,010,277
Corporate Bonds	—	503,652,113	—	503,652,113
Mutual Fund	2,398,574	—	—	2,398,574
Preferred Stocks	15,169,207	—	—	15,169,207
Repurchase Agreements	—	27,970,078	—	27,970,078
U.S. Government Mortgage Backed Agencies	—	351,397,050	—	351,397,050
U.S. Treasury Bond	—	5,216,990	—	5,216,990
U.S. Treasury Notes	—	88,898,917	—	88,898,917
Yankee Dollars	—	6,497,171	—	6,497,171
Total	$17,567,781	$1,022,275,660	$—	$1,039,843,441

California Intermediate Tax Free Bond

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$191,660,433	$—	$191,660,433
Mutual Fund	670,748	—	—	670,748
Total	$670,748	$191,660,433	$—	$192,331,181

National Intermediate Tax Free Bond

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$60,803,167	$—	$60,803,167
Mutual Fund	426,011	—	—	426,011
Total	$426,011	$60,803,167	$—	$61,229,178

High Yield Bond

	Level 1	Level 2	Level 3	Total
Assets:
Commercial Mortgage Backed Security	$—	$103,288	$—	$103,288
Common Stock	—	—	—	—
Corporate Bonds
Aerospace & Defense	—	101,220	—	101,220
Airlines	—	78,750	—	78,750
Auto Components	—	703,000	—	703,000
Banks	—	726,615	—	726,615
Building Products	—	366,189	—	366,189
Capital Markets	—	236,076	—	236,076
Chemicals	—	622,523	—	622,523
Commercial Services & Supplies	—	804,787	—	804,787
Communications Equipment	—	117,500	—	117,500
Construction & Engineering	—	157,500	—	157,500
Construction Materials	—	258,250	—	258,250
Consumer Finance	—	916,594	—	916,594

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Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Containers & Packaging	$—	$969,719	$—	$969,719
Distributors	—	235,437	—	235,437
Diversified Financial Services	—	256,230	—	256,230
Diversified Telecommunication Services	—	1,793,743	—	1,793,743
Electric Utilities	—	60,765	—	60,765
Electrical Equipment	—	224,625	—	224,625
Energy Equipment & Services	—	190,625	—	190,625
Food & Staples Retailing	—	25,265	—	25,265
Food Products	—	211,500	—	211,500
Gas Utilities	—	759,048	—	759,048
Health Care Providers & Services	—	1,725,100	—	1,725,100
Hotels, Restaurants & Leisure	—	1,021,855	—	1,021,855
Household Durables	—	667,724	—	667,724
Household Products	—	258,188	—	258,188
Industrial Conglomerates	—	49,250	—	49,250
Information Technology Services	—	179,813	—	179,813
Insurance	—	98,000	—	98,000
Internet Software & Services	—	156,900	—	156,900
Leisure Products	—	75,750	—	75,750
Machinery	—	132,437	—	132,437
Marine	—	255,688	—	255,688
Media	—	2,373,944	—	2,373,944
Metals & Mining	—	1,330,867	—	1,330,867
Multiline Retail	—	26,695	—	26,695
Multi-Utilities & Unregulated Power	—	604,062	—	604,062
Oil, Gas & Consumable Fuels	—	1,004,916	—	1,004,916
Paper & Forest Products	—	415,325	—	415,325
Personal Products	—	101,625	—	101,625
Pharmaceuticals	—	803,955	—	803,955
Real Estate Investment Trusts (REITs)	—	304,688	—	304,688
Real Estate Management & Development	—	104,500	—	104,500
Road & Rail	—	461,247	—	461,247
Semiconductors & Semiconductor Equipment	—	363,625	—	363,625
Software	—	772,696	—	772,696
Specialty Retail	—	261,710	—	261,710
Thrifts & Mortgage Finance	—	94,000	—	94,000
Wireless Telecommunication Services	—	631,656	—	631,656
Total Corporate Bonds	$—	$24,092,177	$—	$24,092,177
U.S. Treasury Note	—	998,477	—	998,477
Warrant	—	—	—	—
Yankee Dollar	—	186,500	—	186,500
Total	$—	$25,380,442	$—	$25,380,442

144

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Money Market

	Level 1	Level 2	Level 3	Total
Assets:
Certificates of Deposit	$—	$79,000,224	$—	$79,000,224
Commercial Paper	—	516,604,462	—	516,604,462
Corporate Bonds	—	54,963,383	—	54,963,383
Municipal Bond	—	20,000,000	—	20,000,000
Mutual Funds	99,974,914	—	—	99,974,914
Repurchase Agreement	—	40,313,000	—	40,313,000
Sovereign Bonds	—	26,004,426	—	26,004,426
U.S. Treasury Note	—	10,022,583	—	10,022,583
Total	$99,974,914	$746,908,078	$—	$846,882,992

Wisconsin Tax Exempt

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$94,597,831	$—	$94,597,831
Mutual Fund	1,995,415	—	—	1,995,415
Total	$1,995,415	$94,597,831	$—	$96,593,246

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended April 30, 2016, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

During the six months ended April 30, 2016, High Yield Bond held one common stock, one corporate bond, and one warrant investment that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Securities Lending

During the six months ended April 30, 2016, Bond, Core Plus Bond, HM Bond, Short Term Bond and High Yield Bond entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Funds receive payments from BBH equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and,

145

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2016, which were comprised of cash, were as follows:

Fund	Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Bond	$4,467,568
Core Plus Bond	30,368,652

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Institutional Money Market Fund, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2016, the Securities Lending Agreement does not permit the Funds to enforce a netting arrangement.

At April 30, 2016, HM Bond, Short Term Bond and High Yield did not have any portfolio securities on loan.

(c)	Joint Repurchase Agreements

During the six months ended April 30, 2016, Bond, Core Plus Bond, HM Bond, Short Term Bond and High Yield Bond along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission (“SEC”), transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At April 30, 2016, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $117,002,730, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $119,340,010.

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Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $218,004,905, collateralized by U.S. Treasury Notes, ranging from 1.50% - 2.63%, maturing 05/31/20 - 12/31/22; total market value $222,360,057.

At April 30, 2016, the Funds’ investment in the joint repos was subject to an enforceable netting arrangement. The Funds’ proportionate holding in the joint repos was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Bond	BNP Paribas Securities Corp.	$1,437,078	$—	$1,437,078	$(1,437,078)	$—
Bond	Royal Bank of Canada	2,677,633	—	2,677,633	(2,677,633)	—
Core Plus Bond	BNP Paribas Securities Corp.	9,768,654	—	9,768,654	(9,768,654)	—
Core Plus Bond	Royal Bank of Canada	18,201,424	—	18,201,424	(18,201,424)	—

Amounts designated as “—” are zero.

*	At April 30, 2016, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for each Fund’s undivided interest in each joint repo and related collateral.

At April 30, 2016, HM Bond, Short Term Bond and High Yield Bond did not hold any repurchase agreements.

During the six months ended April 30, 2016, Money Market, along with another series of Nationwide Variable Insurance Trust (“NVIT”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan Chase Bank, N.A. (“JPMorgan”), Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan, takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Money Market may be delayed or limited.

At April 30, 2016, the joint repo on a gross basis was as follows:

ING Financial Markets LLC, 0.29%, dated 04/29/16, due 05/02/16, repurchase price $97,142,348, collateralized by U.S. Government Agency Securities, 0.74% - 4.00%, maturing 03/15/36 - 04/25/43; total market value $100,054,409.

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Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

At April 30, 2016, Money Market’s investment in the joint repo was subject to an enforceable netting arrangement. The Fund’s proportionate holding in the joint repo was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Money Market	ING Financial Markets LLC	$40,313,000	$—	$40,313,000	$(40,313,000)	$—

Amounts designated as “—” are zero.

*	At April 30, 2016, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repo. Please refer to the Statement of Investments for Money Market’s undivided interest in the joint repo and related collateral.

(d)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations. In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on a Fund’s Statement of Operations.

(e)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(f)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

148

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. A Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, that Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

Each Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to a Fund’s NAV and financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each of the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

As of April 30, 2016, the subadviser for each Fund is as follows:

Fund	Subadviser
Bond	Nationwide Asset Management, LLC (“NWAM”)(a)
Core Plus Bond	Thompson, Siegel & Walmsley LLC
Government Bond	NWAM(a)
HM Bond	HighMark Capital Management, Inc. (“HighMark”)
California Intermediate Tax Free Bond	HighMark
National Intermediate Tax Free Bond	HighMark
Short Term Bond	HighMark
High Yield Bond	UBS Asset Management (Americas) Inc.
Inflation-Protected Securities	NWAM(a)
Money Market	Federated Investment Management Company
Wisconsin Tax Exempt	Ziegler Capital Management, LLC
(a)	NWAM is an affiliate of NFA.

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Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2016, the Funds paid investment advisory fees to NFA according to the schedule below.

Fund	Fee Schedule	Advisory Fee (annual rate)
Bond	Up to $250 million	0.44%
	$250 million up to $1 billion	0.415%
	$1 billion up to $2 billion	0.39%
	$2 billion up to $5 billion	0.365%
	$5 billion and more	0.34%
Core Plus Bond	Up to $500 million	0.45%
	$500 million up to $1 billion	0.425%
	$1 billion and more	0.40%
Government Bond	Up to $250 million	0.45%
	$250 million up to $1 billion	0.425%
	$1 billion up to $2 billion	0.40%
	$2 billion up to $5 billion	0.375%
	$5 billion and more	0.35%
HM Bond	Up to $250 million	0.44%
	$250 million up to $1 billion	0.415%
	$1 billion up to $2 billion	0.39%
	$2 billion up to $5 billion	0.365%
	$5 billion and more	0.34%
California Intermediate Tax Free Bond	Up to $250 million	0.45%
	$250 million and more	0.40%
National Intermediate Tax Free Bond	Up to $250 million	0.45%
	$250 million and more	0.40%
Short Term Bond	Up to $500 million	0.35%
	$500 million up to $1 billion	0.34%
	$1 billion up to $3 billion	0.325%
	$3 billion up to $5 billion	0.30%
	$5 billion up to $10 billion	0.285%
	$10 billion and more	0.275%
High Yield Bond	Up to $500 million	0.55%
	$500 million up to $1 billion	0.50%
	$1 billion and more	0.475%
Inflation-Protected Securities	Up to $ 1 billion	0.25%
	$1 billion and more	0.23%
Money Market	Up to $1 billion	0.40%
	$1 billion up to $2 billion	0.38%
	$2 billion up to $5 billion	0.36%
	$5 billion and more	0.34%
Wisconsin Tax Exempt	Up to $250 million	0.50%
	$250 million and more	0.40%

150

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

For the six months ended April 30, 2016, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers were as follows:

Fund	Effective Advisory Fee Rate Before Voluntary* Fee Waivers	Effective Advisory Fee Rate After Voluntary* Fee Waivers
Bond	0.43%	N/A
Core Plus Bond	0.44	N/A
Government Bond	0.45	N/A
HM Bond	0.43	N/A
California Intermediate Tax Free Bond	0.45	N/A
National Intermediate Tax Free Bond	0.45	N/A
Short Term Bond	0.35	N/A
High Yield Bond	0.55	N/A
Inflation-Protected Securities	0.25	N/A
Money Market	0.39	0.33
Wisconsin Tax Exempt	0.50	N/A

N/A — Not Applicable.

*	Voluntary waivers may be discontinued at any time at the discretion of NFA.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $393,316 during the six months ended April 30, 2016.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the table below until March 31, 2017.

Fund	Classes	Amount (annual rate)
Bond	All Classes	0.44%
Core Plus Bond	All Classes	0.70
Government Bond	All Classes	0.70	(a)
HM Bond	All Classes	0.65	(b)
California Intermediate Tax Free Bond	All Classes	0.49	(b)
National Intermediate Tax Free Bond	All Classes	0.47	(b)
Short Term Bond	All Classes	0.45	(b)
High Yield Bond	All Classes	0.75
Inflation-Protected Securities	All Classes	0.30
Money Market	Prime	0.59
	Institutional Class	0.59
	Service Class	0.59	(c)
Wisconsin Tax Exempt	All Classes	0.60	(b)
(a)	Pursuant to an amendment to the Expense Limitation Agreement, the expense limitation that applies to Government Bond was reduced from 0.76% to 0.70% effective April 1, 2016.

151

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

(b)	For the period April 1, 2016 through April 30, 2016. Pursuant to an amendment to the Expense Limitation Agreement, the Fund’s class specific expense limitation was replaced with a Fund expense limitation effective April 1, 2016 through March 31, 2017.

(c)	Effective until March 31, 2017, Fund Operating Expenses including the Rule 12b-1 fees and fees paid pursuant to the Fund’s Administrative Services Plan shall be limited to 0.75%.

Prior to April 1, 2016, the Trust and NFA had a written Expense Limitation Agreement that limited the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the following amounts:

Fund	Class A	Class C	Institutional Service Class	Institutional Class
HM Bond	0.97%	1.40%	0.72%	0.65%
California Intermediate Tax Free Bond	0.79	1.24	0.54	0.49
National Intermediate Tax Free Bond	0.77	1.22	0.52	0.47
Short Term Bond	0.76	1.20	0.51	0.45
Wisconsin Tax Exempt	0.90	1.35	0.65	0.60

NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to a Fund was made. However, no reimbursement may be made unless: (i) a Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2016, the cumulative potential reimbursements for the Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to the Funds are:

Fund	Fiscal Year 2013 Amount		Period Ended July 31, 2014 Amount(a)	Fiscal Year 2014 Amount		Fiscal Year 2015 Amount	Six Months Ended April 30, 2016 Amount	Total
Bond	$309,610		N/A	$278,508		$336,736	$190,594	$1,115,448
Core Plus Bond	26	(b)	N/A	—		—	—	26
Government Bond	N/A		N/A	N/A		4,983	28,198	33,181
HM Bond	N/A		$—	21,179	(c)	—	—	21,179
California Intermediate Tax Free Bond	N/A		235,685	95,358	(c)	209,413	101,873	642,329
National Intermediate Tax Free Bond	N/A		212,031	85,316	(c)	194,433	104,333	596,113
Short Term Bond	N/A		5,849	13,785	(c)	31,305	19,251	70,190
High Yield Bond	210,496	(d)	N/A	161,537		148,837	87,431	608,301
Inflation-Protected Securities	166,823		N/A	121,641		102,179	61,599	452,242
Money Market	—		—	—		—	—	—
Wisconsin Tax Exempt	N/A		126,293	59,124	(c)	108,132	71,648	365,197

152

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

N/A — Not Applicable.

Amounts designated as “—” are zero or have been rounded to zero.

(a)	For the period from September 16, 2013 through July 31, 2014.

(b)	For the period from April 22, 2013 through October 31, 2013.

(c)	For the period from August 1, 2014 through October 31, 2014.

(d)	For the periods from November 19, 2012 through June 30, 2013 and July 1, 2013 through October 31, 2013, the cumulative potential reimbursements amounted to $102,897 and $107,599, respectively.

Pursuant to the Expense Limitation Agreement, during the six months ended April 30, 2016, HM Bond reimbursed NFA in the amount of $3,402.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NVIT, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

For the six months ended April 30, 2016, NFM earned $875,432 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2016, the Funds’ aggregate portion of such costs amounted to $8,327.

153

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the table below.

Fund	Class A Shares	Class C Shares(a)	Class R Shares(b)	Service Class Shares
Bond	0.25%	1.00%	0.50%	N/A
Core Plus Bond	0.25	N/A	N/A	N/A
Government Bond	0.25	1.00	0.50	N/A
HM Bond	0.25	0.75	N/A	N/A
California Intermediate Tax Free Bond	0.25	0.75	N/A	N/A
National Intermediate Tax Free Bond	0.25	0.75	N/A	N/A
Short Term Bond	0.25	0.75	N/A	N/A
High Yield Bond	0.25	0.75	N/A	N/A
Inflation-Protected Securities	0.25	N/A	N/A	N/A
Money Market	N/A	N/A	N/A	0.15%
Wisconsin Tax Exempt	0.25	0.75	N/A	N/A

N/A — Not Applicable.

(a)	For Class C Shares, 0.25% of the rate may be a service fee and the remainder a distribution fee.

(b)	For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Core Plus Bond and High Yield Bond Class A sales charges range from 0.00% to 4.25%, and Bond, Government Bond, HM Bond, California Intermediate Tax Free Bond, National Intermediate Tax Free Bond, Short Term Bond, Inflation-Protected Securities and Wisconsin Tax Exempt Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2016, the Funds imposed front-end sales charges of $59,008. From these fees, NFD retained a portion amounting to $4,944.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond, Core Plus Bond, Government Bond, High Yield Bond, and Inflation-Protected Securities and 0.50% for HM Bond, California Intermediate Tax Free Bond, National Intermediate Tax Free Bond, Short Term Bond, and Wisconsin Tax Exempt. Class C CDSCs are 1.00% for Bond, Government Bond, HM Bond, California Intermediate Tax Free Bond, National Intermediate Tax Free Bond, Short Term Bond, and Wisconsin Tax Exempt and 0.75% for High Yield Bond. During the six months ended April 30, 2016, the Funds imposed CDSCs of $731. NFD retained all of the CDSCs imposed by the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, Class R, Prime, Institutional Service Class, and Service Class shares of each of the Funds.

154

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

For the six months ended April 30, 2016, the effective rates for administrative services fees paid by the Funds were as follows:

Fund	Class A Shares	Class C Shares	Class R Shares	Prime Shares	Institutional Service Class Shares	Service Class Shares
Bond	0.05%	0.05%	0.18%	N/A	0.05%	N/A
Core Plus Bond	0.09	N/A	N/A	N/A	0.09	N/A
Government Bond	0.12	0.05	0.25	N/A	0.08	N/A
HM Bond	0.15	0.08	N/A	N/A	0.21	N/A
California Intermediate Tax Free Bond	0.07	0.05	N/A	N/A	0.05	N/A
National Intermediate Tax Free Bond	0.06	0.04	N/A	N/A	0.04	N/A
Short Term Bond	0.07	0.07	N/A	N/A	0.06	N/A
High Yield Bond	0.12	0.13	N/A	N/A	0.13	N/A
Inflation-Protected Securities	0.03	N/A	N/A	N/A	N/A	N/A
Money Market	N/A	N/A	N/A	0.05%	N/A	0.05%
Wisconsin Tax Exempt	0.04	0.04	N/A	N/A	0.03	N/A

N/A — Not Applicable.

For the six months ended April 30, 2016, each Fund’s total administrative services fees were as follows:

Fund	Amount
Bond	$17,623
Core Plus Bond	2,770
Government Bond	29,773
HM Bond	384,308
California Intermediate Tax Free Bond	40,760
National Intermediate Tax Free Bond	9,034
Short Term Bond	52,532
High Yield Bond	15,507
Inflation-Protected Securities	13
Money Market	93,923
Wisconsin Tax Exempt	21,339

During the six months ended April 30, 2016, NFA voluntarily waived investment advisory fees payable by Money Market in an amount equal to $282,502. During the same period, NFD voluntarily waived Rule 12b-1 fees payable by Service Class shares of Money Market in an amount equal to $1,030. Also during that period, NFS voluntarily waived fees payable to it pursuant to the Trust’s Administrative Services Plan by Prime shares and Service Class shares of Money Market in an amount equal to $206,384. Each of these fee waivers was made voluntarily, and neither NFA, NFD nor NFS shall be entitled to reimbursement by Money Market of any of the amounts waived. Such waivers may be discontinued at any time, and neither NFA, NFD nor NFS represents that any of these voluntary waivers will be continued or repeated.

On June 25, 2015, NFA, the investment adviser to Money Market, made a contribution of $1,865,666 to the Fund primarily to offset capital losses incurred by Money Market due to the sale of securities. The contribution had no impact to the total return of Money Market.

155

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

As of April 30, 2016, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Bond	89.34%
Core Plus Bond	90.45
Government Bond	25.67
HM Bond	26.85
California Intermediate Tax Free Bond	—
National Intermediate Tax Free Bond	—
Short Term Bond	50.58
High Yield Bond	—
Inflation-Protected Securities	99.62
Money Market	22.08
Wisconsin Tax Exempt	0.01

Amounts designated as “—” are zero or have been rounded to zero.

4.  Line of Credit and Earnings Credit

The Trust, excluding Money Market, and NVIT (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the six months ended April 30, 2016, the Funds had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Funds’ custody accounts, which are used to offset custody fees of a Fund.

156

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

5.  Investment Transactions

For the six months ended April 30, 2016, purchases and sales of securities (excluding short-term securities) were as follows:

Fund	Purchases*	Sales*
Bond	$246,591,418	$93,790,068
Core Plus Bond	492,361,060	410,587,807
Government Bond	12,369,394	31,465,552
HM Bond	101,303,213	109,940,414
California Intermediate Tax Free Bond	27,826,458	18,546,800
National Intermediate Tax Free Bond	11,287,855	11,771,170
Short Term Bond	76,561,258	87,303,634
High Yield Bond	6,823,866	15,229,530
Inflation-Protected Securities	—	50,744,996
Wisconsin Tax Exempt	4,870,000	8,392,601
*	Includes purchases and sales of long-term U.S. Government securities, if any.

Amount designated as “—” is zero or has been rounded to zero

For the six months ended April 30, 2016, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:

Fund	Purchases	Sales
Bond	$195,613,364	$51,582,262
Core Plus Bond	153,807,460	156,364,279
Government Bond	10,361,854	5,733,676
HM Bond	32,991,866	13,542,085
California Intermediate Tax Free Bond	—	—
National Intermediate Tax Free Bond	—	—
Short Term Bond	25,572,949	9,501,484
High Yield Bond	995,039	—
Inflation-Protected Securities	—	50,744,996
Wisconsin Tax Exempt	—	—

Amounts designated as “—” are zero or have been rounded to zero.

6.  Portfolio Investment Risks

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Risks Associated with Low Quality/High Yield Securities

Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Lower-quality securities are considered

157

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Concentration of Credit Risk

As of the date of these financial statements, the California Intermediate Tax-Free Bond Fund invests in debt securities issued by the State of California and its political subdivisions. As of the date of these financial statements, the Wisconsin Tax- Exempt Fund invests in debt securities issued by the State of Wisconsin and its political subdivisions. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in their respective states.

Other

California Intermediate Tax Free Bond, National Intermediate Tax Free Bond, and Wisconsin Tax Exempt may invest through an omnibus account at the Funds’ custodian, JPMorgan, any un-invested cash on a daily basis into one of the following money market funds: Goldman Sachs Tax Exempt California Fund, Institutional Shares, Dreyfus Tax Exempt Cash Management, Institutional Shares, or Invesco Tax Free Cash Reserve Portfolio, Institutional Shares. As with investments in any money market fund, the Funds’ investments in the aforementioned money market funds are neither guaranteed nor insured, and shares of these money market funds may decline in value, causing losses to the Funds.

The Trust may invest through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  New Accounting Pronouncements and Other Matters

In July 2014, the SEC adopted amendments to the rules that govern money market mutual funds under the 1940 Act that reform the structure and operations of these funds. Money Market is required to comply with these amendments, and the compliance dates for the various amendments range from July 14, 2015 to October 14, 2016. As a result of the amendments, Money Market may be required to take certain steps with respect to its structure and/or operations. On September 9, 2015, the Board of Trustees approved a proposal to convert Money Market into a government money market fund, effective October 14, 2016. Upon conversion, Money Market will operate as a “government money market fund,” as such term is defined in Rule 2a-7(a)(16) of the 1940 Act.

158

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

9.  Other

As of April 30, 2016, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Bond	66.27%	4	(a)
Core Plus Bond	30.70	2	(a)
Government Bond	46.64	3
HM Bond	74.39	5
California Intermediate Tax Free Bond	56.71	4
National Intermediate Tax Free Bond	55.87	3
Short Term Bond	50.19	3	(a)
High Yield Bond	55.55	1
Inflation-Protected Securities	87.48	5	(a)
Money Market	61.46	2
Wisconsin Tax Exempt	29.28	1
(a)	Each such account is the account of an affiliated fund.

10.  Federal Tax Information

As of April 30, 2016, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Bond	$558,125,621	$8,593,754	$(2,472,481)	$6,121,273
Core Plus Bond	1,034,980,026	13,885,694	(9,022,279)	4,863,415
Government Bond	46,987,597	2,027,168	(—)	2,027,168
HM Bond	536,498,856	17,309,405	(5,611,556)	11,697,849
California Intermediate Tax Free Bond	180,185,840	12,154,279	(8,938)	12,145,341
National Intermediate Tax Free Bond	58,699,338	2,558,228	(28,388)	2,529,840
Short Term Bond	356,416,943	2,122,438	(951,878)	1,170,560
High Yield Bond	26,142,828	509,233	(1,271,619)	(762,386)
Inflation-Protected Securities	143,801,506	2,073,921	(5,171,377)	(3,097,456)
Money Market	846,882,992	—	(—)	—
Wisconsin Tax Exempt	95,132,222	6,028,648	(4,567,624)	1,461,024

Amounts designated as “—” are zero or have rounded to zero.

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

159

Supplemental Information

April 30, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard Emerging Markets Equity Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide Bond Fund

Nationwide Core Plus Bond Fund

Nationwide Diverse Managers Fund

Nationwide Fund

Nationwide Global Equity Fund

Nationwide Government Bond Fund

Nationwide Growth Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide Herndon Mid Cap Value Fund

Nationwide High Yield Bond Fund

Nationwide HighMark California Intermediate Tax Free Bond Fund

Nationwide HighMark Bond Fund

Nationwide HighMark Large Cap Core Equity Fund

Nationwide HighMark National Intermediate Tax Free Bond Fund

Nationwide HighMark Short Term Bond Fund

Nationwide HighMark Small Cap Core Fund

Nationwide Inflation-Protected Securities Fund

Nationwide Money Market Fund

Nationwide Portfolio Completion Fund

Nationwide Small Company Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide Ziegler Equity Income Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2016 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

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Supplemental Information (Continued)

April 30, 2016 (Unaudited)

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2015) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds, and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●

Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation and information regarding payments to financial intermediaries;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2016, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2016 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendation with respect to the renewal of the Advisory Agreements and the bases for that recommendation. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2016 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2016 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2016 Board meeting, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to the requests made by the Trustees in connection with the January 2016 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic and financial analysis;

161

Supplemental Information (Continued)

April 30, 2016 (Unaudited)

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the subadvisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Nationwide Bailard Emerging Markets Equity Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide Bond Fund, Nationwide Fund, Nationwide Diverse Managers Fund, Nationwide Growth Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, Nationwide Inflation-Protected Securities Fund, Nationwide Small Company Growth Fund, and Nationwide Ziegler Equity Income Fund. The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2015 (or the two-year period with respect to Nationwide Inflation-Protected Securities Fund which commenced operations in 2012 and the one-year period with respect to Nationwide Ziegler Equity Income Fund which commenced operations in 2013 and Nationwide Bailard Emerging Markets Equity Fund, and Nationwide Diverse Managers Fund, each of which commenced operations in 2014). As to Nationwide Diverse Managers Fund, the Trustees noted that while the Fund ranked in the third quintile of funds in its performance universe for the one-year period ended August 31, 2015, the sleeves managed by Ariel Investments, LLC and Herndon Capital Management LLC have significantly underperformed during the period and determined to monitor closely and may consider a change in sub-adviser in the future if performance did not improve. The Trustees also noted that the actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) for each of those Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group. The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Certain of the information discussed by the Trustees in respect of the remaining Funds is summarized below.

Other Funds (Performance)

Nationwide Core Plus Bond Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark Small Cap Core Fund, and Nationwide U.S. Small Cap Value Fund. The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2015 (or the one-year period for Nationwide HighMark Short Term Bond Fund which commenced operations in 2013.) The Trustees determined that the Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

162

Supplemental Information (Continued)

April 30, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Global Equity Fund, Nationwide Government Bond Fund, Nationwide Herndon Mid Cap Value Fund, Nationwide High Yield Bond Fund, Nationwide HighMark Bond Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide Money Market Fund, Nationwide Portfolio Completion Fund, and Nationwide Ziegler Wisconsin Tax Exempt Fund. The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2015 (or the one-year period with respect to Nationwide Herndon Mid Cap Value Fund which commenced operations in 2014). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance. In many cases, the Adviser considered a Fund’s underperformance to be the result of the Sub-Adviser’s investment style being out of favor, a temporary unfavorable overweight or underweight to out-of-favor or underperforming sectors, or restrictions and limitations which prevented the Sub-Adviser from participating in certain higher performing sectors that were part of the Fund’s potential investment universe. As to Nationwide Bailard Cognitive Value Fund, the Trustees considered that modifications to the Fund’s investment model were implemented in late 2013 and performance had generally improved. As to Nationwide Herndon Mid Cap Value Fund, the Trustees considered that the Fund had only been in operation for a relatively short period of time. With respect to Nationwide Geneva Mid Cap Growth Fund, the Trustees noted that the Fund ranked in the first quintile of the funds in its performance universe for the one-year period ended August 31, 2015. As to Nationwide Global Equity Fund, the Trustees considered the change in the Sub-Adviser’s investment management team in December 2015 and the Adviser’s statement regarding its confidence in the new team’s investment strategy. With respect to the Nationwide Money Market Fund, the Trustees considered that the Fund would be transitioning its investment strategy to comply with the requirements of a government money market fund in 2016. As to the Nationwide Portfolio Completion Fund, the Trustees noted that there are six asset classes represented within the Fund, selected by the Adviser to provide indirect exposure to alternative asset classes for funds-of-funds investing in this Fund. The Trustees considered the Adviser’s statements that the Fund performed as the Adviser had anticipated, in light of the Adviser’s decision to allocate the Fund’s assets to those asset classes and the performance of the Fund during a brief, but steep, market decline in August 2015. With respect to the Nationwide Ziegler Wisconsin Tax Exempt Fund, the Trustees considered the Adviser’s statements that due to the limited availability of Wisconsin municipal debt in recent periods, the Sub-Adviser invested a portion of the Fund’s assets in territory bonds (Guam, Virgin Islands, and Puerto Rico bonds that are eligible for exemption from both federal and state taxes) which adversely affected the Fund’s performance during the period. The Trustees expressed concern to the Adviser in the course of their deliberations about the investment performance of Nationwide Bailard Cognitive Value Fund, Nationwide Government Bond Fund, Nationwide HighMark Large Cap Core Equity Fund, and Nationwide Portfolio Completion Fund and requested that the Adviser provide additional information regarding each Fund’s performance at upcoming meetings to facilitate heightened monitoring by the Trustees.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s and/or the Sub-Adviser’s responses and/or efforts and plans to address investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

Other Funds (Expenses)

Nationwide Bailard Cognitive Value Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Global Equity Fund, Nationwide High Yield Bond Fund, Nationwide Portfolio Completion Fund, and Nationwide Ziegler Wisconsin Tax Exempt Fund. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

163

Supplemental Information (Continued)

April 30, 2016 (Unaudited)

Nationwide Core Plus Bond Fund, Nationwide HighMark Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark Small Cap Core Fund, and Nationwide U.S. Small Cap Value Fund. The Trustees noted that each Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered that each Fund’s actual advisory fee rate did not rank within the top three quintiles of the Fund’s Broadridge expense group. As to the Nationwide Core Plus Bond Fund, the Trustees considered that the Fund’s actual advisory fee was two basis points above the 60th percentile of its Broadridge expense group. As to the Nationwide HighMark Bond Fund, the Trustees considered that the Adviser had implemented a permanent advisory fee reduction in the past year that was not fully reflected in the Fund’s comparative expense numbers, that the Fund’s actual advisory fee was only one basis point above the 60th percentile of its Broadridge expense group, and that its total expense ratio (excluding 12b-1/non-12b-1 fees) ranked in the first quintile of its Broadridge expense group. As to Nationwide HighMark California Intermediate Tax Free Bond Fund, the Trustees considered that the Fund’s advisory fee was only two basis points above, and its total expense ratio (excluding 12b-1/non-12b-1 fees) was three basis points above, the 60th percentile of its Broadridge expense group. As to the Nationwide HighMark Large Cap Core Equity Fund and Nationwide HighMark Short Term Bond Fund, the Trustees considered that each Fund’s actual advisory fee was one basis point above the 60th percentile of its Broadridge expense group. As to the Nationwide HighMark Small Cap Core Fund and the Nationwide U.S. Small Cap Value Fund, the Trustees considered that the Adviser had implemented an advisory fee reduction in the past year that was not fully reflected in each Fund’s comparative expense numbers and also had agreed to implement an additional one basis point reduction in each Fund’s advisory fee effective May 1, 2016.

Nationwide Geneva Small Cap Growth Fund, Nationwide Government Bond Fund, and Nationwide Money Market Fund. The Trustees considered that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. As to Nationwide Geneva Small Cap Growth Fund, the Trustees considered that the Adviser had implemented an advisory fee reduction in the past year that was not fully reflected in each Fund’s comparative expense numbers. As to Nationwide Government Bond Fund, the Trustees considered that the Adviser had implemented a permanent advisory fee reduction in 2014 and that the Adviser was proposing to further reduce the Fund’s existing expense cap to 70 basis points effective April 1, 2016. As to Nationwide Money Market Fund, the Trustees considered the Adviser’s statement that the Fund’s actual advisory fee was only two basis points above the 60th percentile of its Broadridge expense group and that the Adviser had waived substantial amounts of advisory fee revenues from the Fund in recent periods.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-        -        -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

164

Management Information

April 30, 2016

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 55 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	118	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.

165

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	118	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	118	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

166

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	118	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	118	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	118	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

167

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	118	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	118	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

168

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	118

Director of Nationwide Mutual Insurance Company 2001-present

Director of Nationwide Mutual Fire Insurance Company 2001-present

Director of Nationwide Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

169

Management Information (Continued)

April 30, 2016

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Thomas R. Hickey 1952	Senior Vice President, Head of Asset Strategies and Portfolio Manager since December 2015	Mr. Hickey is Head of Asset Strategies and Portfolio Manager for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].

170

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael M. Russo 1968	Senior Vice President, Head of Manager Strategies since December 2015	Mr. Russo is Associate Vice President and Head of Manager Strategies for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

171

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays US 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays 7-Year Municipal Bond Index: An unmanaged index that consists of a broad selection of investment-grade general obligation and revenue bonds with maturities of approximately seven years.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of fixed-rate investment-grade municipal bonds with a minimum credit rating of Baa3 and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays US Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays US Treasury Inflation-Protected Securities (TIPS) IndexSM (Series-L): An unmanaged, market capitalization-weighted index that measures the performance of all U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued U.S. TIPS with a remaining maturity of at least one year and $250 million or more in outstanding face value.

BofA Merrill Lynch (BofAML) AAA US Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index: An unmanaged, market value-weighted index that measures the performance of U.S. dollar-denominated, below-investment-grade (based on an average of ratings by Moody’s, S&P and Fitch), fixed-rate, publicly issued, coupon-bearing corporate debt with at least 18 months to final maturity at issuance and a remaining maturity of at least one year as of the index rebalancing date. Each issue must have an outstanding par value of at least $100 million, must not be in default and is restricted to a maximum of 2% of the total index.

Note about BofA Merrill Lynch Indexes

Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services.

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill). ©2016 Citigroup Index LLC. All rights reserved.

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

172

Market Index Definitions (con’t.)

iMoneyNet™ Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

MSCI ACWI®: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

173

Market Index Definitions (con’t.)

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the technology sector and the Internet retail sub-industry from the consumer discretionary sector of the U.S. equity market.

174

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nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. © 2016

SAR-CFX (6/16)

Semiannual Report

April 30, 2016 (Unaudited)

Nationwide Mutual Funds

Equity Funds

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard Technology & Science Fund

Nationwide Fund

Nationwide Diverse Managers Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide Growth Fund

Nationwide Herndon Mid Cap Value Fund

Nationwide HighMark Large Cap Core Equity Fund

Nationwide HighMark Small Cap Core Fund

Nationwide Small Company Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide Ziegler Equity Income Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2016

Dear Investor,

During the six months ended April 30, 2016, the global marketplace experienced a fair amount of uncertainty stemming from mixed economic indicators, instability in energy prices, a changing political landscape and concerns about interest rates. In the financial markets, uncertainty often is accompanied by volatility. Still, the U.S. economy continues to grow, albeit at a very moderate pace. The U.S. unemployment rate has improved, wages are slowly rising, and consumer balance sheets remain generally healthy.

Yet, uncertainty—and the anxiety that always accompanies it—lingers, causing investors to pause, seek safety and hold more cash-based investments. The onset of the frenetic U.S. presidential race adds a layer of anxiety to the markets, even though past presidential races have not affected the financial markets as much as investors might think.

We believe investors have many reasons to be optimistic about the future. While short-term market volatility, both run-ups and sell-offs, could likely persist throughout 2016, typically the best way to help ensure an all-weather approach to the markets is to pursue a diversified investment strategy. That strategy may include alternative investments and may provide opportunities across asset classes, geographies, maturities and quality.

In the six months ended April 30, 2016, the broad U.S. stock market as measured by the S&P 500® Index reported a 0.43 percent return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 2.82 percent for the same period. These returns represent slow, upward growth in the midst of change and uncertainty.

This report brings you a snapshot of recent market trends and your Fund’s performance for the six-month reporting period ended April 30, 2016, including your Fund’s specific holdings. As you review this report, it is important to evaluate your progress within the context of your financial plan.

Again, we believe the best way to reach your financial goals is to adhere to a disciplined investment strategy. We urge investors to seek opportunities based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth, an approach that has earned us a place in the Barron’s/Lipper Fund Family Ranking for another year.1 As we enter our 90th year of business, we feel confident in our ability to help investors navigate the markets for years to come. We appreciate your continued trust, and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

[1]

Barron’s The Best Fund Families of 2015 (February 6, 2016); Nationwide Fund Advisors ranked #14 in 2015; Barron’s is a trademark of Dow Jones & Co., L.P. All rights reserved. Barron’s is not affiliated with, and does not endorse the products or services of Nationwide Mutual Insurance Company.

Economic Review

During the semiannual period ended April 30, 2016, there was little direction in the returns of various asset classes. Domestic equities were slightly positive, with the S&P 500® Index (S&P 500) returning 0.43% for the reporting period. The positive return was due to the benefit of dividends, as the index actually declined during the period. International equities were mostly weak during the period as investors reacted to worries about global growth, with the MSCI EAFE® Index registering -3.07% and the MSCI Emerging Markets® Index -0.13%. Emerging markets outperformed developed markets after significant underperformance in the preceding year, as the U.S. dollar stabilized and commodity prices bottomed. Fixed-income investment returns rallied during the period, through a combination of lower long-term interest rates and stable credit spreads.

In the United States, equity markets gained during the reporting period despite a decelerating gross domestic product (GDP) growth rate, weak earnings and uncertainty around the timing of the Federal Reserve’s (Fed) interest rate cycle. The GDP growth rate was 1.4% during the fourth calendar quarter of 2015, down from 3.9% and 2.0% recorded in the second and third quarters of 2015, respectively. The GDP growth rate further decelerated to 0.5% in the first calendar quarter of 2016.

The Fed finally raised rates in December 2015, causing a sharp reaction in the equity markets. Following the Fed rate hike, the S&P 500 fell by more than 10% through mid-February 2016, before staging a nearly unprecedented rally as Fed officials dampened expectations for future hikes. The Fed rate hike also resulted in a substantial decline in interest rates, with the 10-year yield falling from 2.14% to 1.83% during the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period. The weakest month was January, with the index registering -4.96%; the brief downturn was offset by the Index’s 6.78% return in March. The best-performing sectors for the S&P 500 Index during the reporting period were telecommunication services, with 14.7%, and utilities, with 12.9%. These two sectors benefited from a search for yield, given the decline in interest rates. The weakest sectors during the period were information technology, which registered -4.4%, and financials, with -2.2%; these sectors were harmed by the uncertainty surrounding global growth. The performance in U.S. equities varied during the period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity remains relatively supportive for equity market returns.

U.S. economic activity remains relatively supportive for equity market returns. GDP growth and corporate profits are expected to accelerate throughout 2016. Inflation remains very low. The U.S. Consumer Price Index (CPI) was below 1.5% throughout the reporting period, and the core CPI (excludes food and energy) was below 2.5% compared with a year ago. The employment environment continues to be strong; during the reporting period, the unemployment rate was stable at 5% and wages began to improve.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance. The S&P 500 Index outperformed the MSCI EAFE Index in eight of the past nine quarters, and in 18 of the 28 quarters since the market bottom in 2009. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

Economic Review (con’t.)

Performance in fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. The yield on 10-year Treasury bonds rose slightly from 2.19% to 2.30% during the reporting period.

Index	Semiannual Total Return (as of April 30, 2016)
Barclays U.S. 1-3 Year Government/Credit Bond	0.79%
Barclays U.S. 10-20 Year Treasury Bond	4.63%
Barclays Emerging Markets USD Aggregate Bond	4.59%
Barclays Municipal Bond	3.55%
Barclays U.S. Aggregate Bond	2.82%
Barclays U.S. Corporate High Yield	2.37%
MSCI EAFE®	-3.07%
MSCI Emerging Markets®	-0.13%
MSCI World ex USA	-2.19%
Russell 1000® Growth	-1.37%
Russell 1000® Value	1.93%
Russell 2000®	-1.90%
S&P 500®	0.43%

Source: Morningstar

Fund Overview	Nationwide Bailard Cognitive Value Fund

Asset Allocation†

Common Stocks	91.9%
Exchange Traded Funds	6.6%
Repurchase Agreements	0.4%
Mutual Fund††	0.0%
Other assets in excess of liabilities	1.1%
100.0%

Top Industries†††

Banks	12.1%
Machinery	9.1%
Equity Fund	6.7%
Real Estate Investment Trusts (REITs)	6.5%
Insurance	6.5%
Electronic Equipment, Instruments & Components	5.9%
Chemicals	5.3%
Electric Utilities	4.5%
Thrifts & Mortgage Finance	4.1%
Commercial Services & Supplies	3.0%
Other Industries*	36.3%
100.0%

Top Holdings†††

Vanguard Small-Cap Value ETF	2.9%
United Fire Group, Inc.	2.6%
First Defiance Financial Corp.	2.5%
MainSource Financial Group, Inc.	2.5%
Central Pacific Financial Corp.	2.4%
Magellan Health, Inc.	2.3%
Insight Enterprises, Inc.	2.2%
Guggenheim S&P Smallcap 600 Pure Value ETF	2.1%
Cato Corp. (The), Class A	2.1%
ACCO Brands Corp.	2.0%
Other Holdings*	76.4%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

Shareholder Expense Example	Nationwide Bailard Cognitive Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bailard Cognitive Value Fund April 30, 2016			Beginning Account Value($) 11/01/15	Ending Account Value($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	978.50	6.74	1.37
	Hypothetical	(a)(b)	1,000.00	1,018.05	6.87	1.37
Class C Shares	Actual	(a)	1,000.00	974.60	10.21	2.08
	Hypothetical	(a)(b)	1,000.00	1,014.52	10.42	2.08
Class M Shares	Actual	(a)	1,000.00	980.20	5.17	1.05
	Hypothetical	(a)(b)	1,000.00	1,019.64	5.27	1.05
Institutional Service Class Shares	Actual	(a)	1,000.00	980.00	5.46	1.11
	Hypothetical	(a)(b)	1,000.00	1,019.34	5.57	1.11
Institutional Class Shares	Actual	(a)	1,000.00	980.20	5.12	1.04
	Hypothetical	(a)(b)	1,000.00	1,019.69	5.22	1.04

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks 91.9%

	Shares	Market Value

Aerospace & Defense 0.6%
National Presto Industries, Inc.	5,700	$496,983

Air Freight & Logistics 0.4%
Air T, Inc.*	12,936	332,196

Auto Components 0.9%
Cooper Tire & Rubber Co.	21,500	742,610

Banks 11.9%
Bank of Marin Bancorp	100	4,902
Central Pacific Financial Corp.	82,600	1,927,884
Customers Bancorp, Inc.*	56,600	1,470,468
Enterprise Financial Services Corp.	6,800	186,116
First Busey Corp.	23,700	484,428
Heartland Financial USA, Inc.	30,500	1,022,055
MainSource Financial Group, Inc.	92,669	2,024,818
Peapack Gladstone Financial Corp.	26,051	498,616
Sierra Bancorp	53,310	938,789
Suffolk Bancorp	9,700	232,703
TriCo Bancshares	40,104	1,079,600

		9,870,379

Building Products 0.9%
Insteel Industries, Inc.	25,500	739,245

Capital Markets 0.8%
Monroe Capital Corp.	48,330	665,987

Chemicals 5.3%
Chase Corp.	23,870	1,343,642
Chemtura Corp.*	20,100	559,785
Innospec, Inc.	21,300	1,030,068
Stepan Co.	14,000	858,060
Tredegar Corp.	35,621	568,511

		4,360,066

Commercial Services & Supplies 3.0%
ACCO Brands Corp.*	173,400	1,654,236
Ennis, Inc.	38,878	759,676
Virco Manufacturing Corp.*	22,000	70,400

		2,484,312

Communications Equipment 0.5%
NETGEAR, Inc.*	8,900	377,360

Construction & Engineering 0.2%
Integrated Electrical Services, Inc.*	16,700	201,569

Electric Utilities 4.4%
ALLETE, Inc.	6,800	382,092
El Paso Electric Co.	7,900	356,290
Empire District Electric Co. (The)	4,700	158,249
PNM Resources, Inc.	45,200	1,431,936
Portland General Electric Co.	33,300	1,322,676

		3,651,243

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 0.1%
Ultralife Corp.*	24,300	$114,696

Electronic Equipment, Instruments & Components 5.8%
Celestica, Inc.*	42,900	460,317
Insight Enterprises, Inc.*	71,800	1,774,178
Orbotech Ltd.*	31,200	751,296
Sanmina Corp.*	38,200	903,430
Wayside Technology Group, Inc.	56,063	925,040

		4,814,261

Energy Equipment & Services 2.8%
Atwood Oceanics, Inc. (a)	24,500	236,670
Bristow Group, Inc.	8,300	190,236
Gulf Island Fabrication, Inc.	18,000	135,180
Helix Energy Solutions Group, Inc.*	15,900	137,217
Matrix Service Co.*	15,600	293,904
Natural Gas Services Group, Inc.*	7,200	165,528
Oil States International, Inc.*	6,800	235,552
Parker Drilling Co.*	113,100	346,086
Patterson-UTI Energy, Inc.	17,100	337,725
Tidewater, Inc. (a)	22,600	197,976

		2,276,074

Food & Staples Retailing 0.7%
Weis Markets, Inc.	12,800	582,656

Food Products 0.8%
John B. Sanfilippo & Son, Inc.	11,700	647,361

Health Care Equipment & Supplies 2.9%
FONAR Corp.*	97,921	1,382,645
Symmetry Surgical, Inc.*	41,100	429,495
Utah Medical Products, Inc.	8,330	557,277

		2,369,417

Health Care Providers & Services 2.3%
Magellan Health, Inc.*	26,700	1,881,282

Hotels, Restaurants & Leisure 1.5%
Ark Restaurants Corp.	15,024	304,536
Marriott Vacations Worldwide Corp.	15,100	945,864

		1,250,400

Household Durables 1.1%
CSS Industries, Inc.	21,900	612,324
Hooker Furniture Corp.	10,600	262,880

		875,204

Household Products 0.7%
Oil-Dri Corp. of America	16,700	557,112

Information Technology Services 2.0%
NCI, Inc., Class A	30,000	433,800
PRGX Global, Inc.*	137,300	664,532
Sykes Enterprises, Inc.*	19,200	559,680

		1,658,012

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Insurance 6.4%
Employers Holdings, Inc.	55,600	$1,651,320
Selective Insurance Group, Inc.	44,900	1,558,479
United Fire Group, Inc.	47,024	2,107,616

		5,317,415

Internet Software & Services 0.8%
Reis, Inc.	26,300	661,971

Machinery 9.0%
Albany International Corp., Class A	28,800	1,160,352
Crane Co.	6,300	350,091
Douglas Dynamics, Inc.	48,704	1,115,808
Eastern Co. (The)	30,500	509,655
Kadant, Inc.	20,100	951,735
Luxfer Holdings PLC, ADR-UK	44,100	566,685
Lydall, Inc.*	16,600	610,714
Miller Industries, Inc.	74,926	1,592,927
Supreme Industries, Inc., Class A	50,000	621,500

		7,479,467

Marine 0.2%
Danaos Corp.* (a)	44,400	175,380

Media 0.7%
Saga Communications, Inc., Class A	12,900	542,445

Metals & Mining 1.6%
DRDGOLD Ltd., ADR-ZA	191,000	1,033,310
Kaiser Aluminum Corp.	2,800	265,524

		1,298,834

Multi-Utilities 0.7%
NorthWestern Corp.	10,600	602,504

Oil, Gas & Consumable Fuels 0.9%
Alon USA Energy, Inc.	11,000	115,500
Carrizo Oil & Gas, Inc.*	9,900	350,163
Par Pacific Holdings, Inc.*	8,600	164,346
PBF Energy, Inc., Class A	2,300	74,014

		704,023

Paper & Forest Products 2.2%
Mercer International, Inc.	170,300	1,430,520
Schweitzer-Mauduit International, Inc.	11,300	388,607

		1,819,127

Personal Products 0.2%
Natural Alternatives International, Inc.*	13,000	136,630

Professional Services 0.4%
Heidrick & Struggles International, Inc.	15,000	295,950

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) 6.4%
Agree Realty Corp.	17,800	$690,284
American Assets Trust, Inc.	8,100	321,327
Corporate Office Properties Trust	49,100	1,260,888
DCT Industrial Trust, Inc.	9,250	373,422
One Liberty Properties, Inc.	45,900	1,074,978
Post Properties, Inc.	21,800	1,250,448
Urstadt Biddle Properties, Inc., Class A	16,912	347,711

		5,319,058

Semiconductors & Semiconductor Equipment 2.9%
Cascade Microtech, Inc.*	56,100	1,173,051
inTEST Corp.*	33,600	127,680
MKS Instruments, Inc.	15,600	559,416
Rudolph Technologies, Inc.*	40,800	565,896

		2,426,043

Software 0.5%
GlobalSCAPE, Inc.	62,904	213,874
Mind CTI Ltd.	92,289	191,961

		405,835

Specialty Retail 2.5%
Cato Corp. (The), Class A	45,800	1,675,822
Express, Inc.*	20,700	376,326

		2,052,148

Technology Hardware, Storage & Peripherals 1.0%
TransAct Technologies, Inc.	96,022	836,352

Textiles, Apparel & Luxury Goods 1.2%
Crown Crafts, Inc.	32,392	298,006
Delta Apparel, Inc.*	35,900	726,975

		1,024,981

Thrifts & Mortgage Finance 4.0%
First Defiance Financial Corp.	51,225	2,027,486
Flagstar Bancorp, Inc.*	55,500	1,313,685

		3,341,171

Wireless Telecommunication Services 0.7%
Spok Holdings, Inc.	33,200	564,068

Total Common Stocks (cost $69,542,445)		75,951,827

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Exchange Traded Funds 6.6%

	Shares	Market Value

Equity Funds 6.6%
Guggenheim S&P Smallcap 600 Pure Value ETF	28,300	$1,709,037
iShares Russell 2000 Value ETF	15,000	1,427,700
Vanguard Small-Cap Value ETF	22,400	2,330,048

Total Exchange Traded Funds (cost $5,009,757)		5,466,785

Mutual Fund 0.0%†
Money Market Fund 0.0%†
Fidelity Institutional Money Market Fund —Institutional Class, 0.37% (b)(c)	25,041	25,041

Total Mutual Fund (cost $25,041)		25,041

Repurchase Agreements 0.4%

	Principal Amount

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $101,985, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $104,022. (c)(d)	$101,983	101,983
Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $190,023, collateralized by U.S. Treasury Notes, ranging from 1.50% - 2.63%, maturing 05/31/20 - 12/31/22; total market value $193,819. (c)(d)	190,019	190,019

Total Repurchase Agreements (cost $292,002)		292,002

Total Investments
(cost $74,869,245) (e) — 98.9%		81,735,655

Other assets in excess of liabilities — 1.1%		929,592

NET ASSETS — 100.0%		$82,665,247

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $308,400.

(b)	Represents 7-day effective yield as of April 30, 2016.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2016 was $317,043.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

UK	United Kingdom

ZA	South Africa

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund
Assets:
Investments, at value* (cost $74,577,243)	$81,443,653
Repurchase agreements, at value (cost $292,002)	292,002

Total Investments, at value (total cost $74,869,245)	81,735,655

Cash	1,264,435
Dividends receivable	30,059
Security lending income receivable	439
Receivable for investments sold	975,632
Receivable for capital shares issued	51
Prepaid expenses	43,891

Total Assets	84,050,162

Liabilities:
Payable for investments purchased	985,051
Payable upon return of securities loaned (Note 2)	317,043
Accrued expenses and other payables:
Investment advisory fees	50,306
Fund administration fees	8,458
Distribution fees	473
Administrative servicing fees	170
Accounting and transfer agent fees	2,947
Trustee fees	146
Custodian fees	522
Compliance program costs (Note 3)	740
Professional fees	13,557
Printing fees	5,502

Total Liabilities	1,384,915

Net Assets	$82,665,247

Represented by:
Capital	$79,332,061
Accumulated undistributed net investment income	216,450
Accumulated net realized losses from investments	(3,749,674)
Net unrealized appreciation/(depreciation) from investments	6,866,410

Net Assets	$82,665,247

*	Includes value of securities on loan of $308,400 (Note 2).

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund
Net Assets:
Class A Shares	$756,472
Class C Shares	380,382
Class M Shares	81,178,317
Institutional Service Class Shares	338,816
Institutional Class Shares	11,260

Total	$82,665,247

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	64,143
Class C Shares	34,112
Class M Shares	6,891,139
Institutional Service Class Shares	28,719
Institutional Class Shares	956

Total	7,019,069

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.79
Class C Shares (b)	$11.15
Class M Shares	$11.78
Institutional Service Class Shares	$11.80
Institutional Class Shares	$11.78
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$12.51

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund
INVESTMENT INCOME:
Dividend income	$992,193
Income from securities lending (Note 2)	9,558
Interest income	2,769
Foreign tax withholding	(5,930)

Total Income	998,590

EXPENSES:
Investment advisory fees	299,739
Fund administration fees	50,658
Distribution fees Class A	976
Distribution fees Class C	1,880
Administrative servicing fees Class A	304
Administrative servicing fees Class C	151
Administrative servicing fees Institutional Service Class	66
Registration and filing fees	26,776
Professional fees	13,607
Printing fees	5,654
Trustee fees	1,201
Custodian fees	1,526
Accounting and transfer agent fees	11,167
Other	6,948

Total expenses before expenses reimbursed	420,653

Expenses reimbursed by adviser (Note 3)	(83)

Net Expenses	420,570

NET INVESTMENT INCOME	578,020

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(2,911,273)
Net change in unrealized appreciation/(depreciation) from investments	706,826

Net realized/unrealized losses from investments	(2,204,447)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,626,427)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Bailard Cognitive Value Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$578,020	$899,042
Net realized losses from investments	(2,911,273)	(696,663)
Net change in unrealized appreciation/(depreciation) from investments	706,826	76,912

Change in net assets resulting from operations	(1,626,427)	279,291

Distributions to Shareholders From:
Net investment income:
Class A	(5,335)	(26,040)
Class C	(2,337)	–
Class M	(676,245)	(826,143)
Institutional Service Class	(1,398)	(2,699)
Institutional Class	(93)	(107)
Net realized gains:
Class A	–	(481,293)
Class C	–	(54,812)
Class M	–	(9,435,498)
Institutional Service Class	–	(30,785)
Institutional Class	–	(1,201)

Change in net assets from shareholder distributions	(685,408)	(10,858,578)

Change in net assets from capital transactions	197,036	967,899

Change in net assets	(2,114,799)	(9,611,388)

Net Assets:
Beginning of period	84,780,046	94,391,434

End of period	$82,665,247	$84,780,046

Accumulated undistributed net investment income at end of period	$216,450	$323,838

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$54,710	$4,380,011
Dividends reinvested	4,707	494,962
Cost of shares redeemed	(104,313)	(5,442,718)

Total Class A Shares	(44,896)	(567,745)

Class C Shares
Proceeds from shares issued	19,184	105,110
Dividends reinvested	2,337	54,812
Cost of shares redeemed	(29,596)	(268,922)

Total Class C Shares	(8,075)	(109,000)

Class M Shares
Proceeds from shares issued	3,471,162	7,529,992
Dividends reinvested	444,013	9,351,530
Cost of shares redeemed	(3,825,679)	(15,156,177)

Total Class M Shares	89,496	1,725,345

Statements of Changes in Net Assets (Continued)

	Nationwide Bailard Cognitive Value Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$253,443	$34,283
Dividends reinvested	1,175	29,448
Cost of shares redeemed	(94,200)	(145,740)

Total Institutional Service Class Shares	160,418	(82,009)

Institutional Class Shares
Proceeds from shares issued	–	–
Dividends reinvested	93	1,308
Cost of shares redeemed	–	–

Total Institutional Class Shares	93	1,308

Change in net assets from capital transactions	$197,036	$967,899

SHARE TRANSACTIONS:
Class A Shares
Issued	4,788	331,178
Reinvested	405	42,634
Redeemed	(9,101)	(440,293)

Total Class A Shares	(3,908)	(66,481)

Class C Shares
Issued	1,810	8,975
Reinvested	213	4,956
Redeemed	(2,768)	(22,711)

Total Class C Shares	(745)	(8,780)

Class M Shares
Issued	305,773	611,285
Reinvested	38,343	807,521
Redeemed	(329,479)	(1,235,043)

Total Class M Shares	14,637	183,763

Institutional Service Class Shares
Issued	22,842	2,824
Reinvested	101	2,538
Redeemed	(8,879)	(12,066)

Total Institutional Service Class Shares	14,064	(6,704)

Institutional Class Shares
Issued	–	–
Reinvested	8	113
Redeemed	–	–

Total Institutional Class Shares	8	113

Total change in shares	24,056	101,911

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard Cognitive Value Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$12.13	0.06	(0.32)	(0.26)	(0.08)	–	(0.08)	–	$11.79	(2.15%	)(h)	$756,472	1.37%	1.13%		1.37%	46.62%
Year Ended October 31, 2015	$13.73	0.08	(0.15)	(0.07)	(0.09)	(1.44)	(1.53)	–	$12.13	0.01%	(h)	$825,797	1.36%	0.65%		1.36%	160.34%
Period Ended October 31, 2014 (i)	$13.24	0.01	0.48	0.49	–	–	–	–	$13.73	3.70%	(h)	$1,846,817	1.38%	0.22%		1.38%	80.17%
Year Ended July 31, 2014	$14.97	0.06	1.24	1.30	(0.12)	(2.91)	(3.03)	–	$13.24	10.00%	(h)	$1,102,616	1.37%	0.46%		1.38%	286.05%
Year Ended July 31, 2013	$11.48	0.14	3.45	3.59	(0.10)	–	(0.10)	–	$14.97	31.48%		$1,122,377	1.47%	1.09%		1.58%	339.00%
Year Ended July 31, 2012	$11.51	0.03	(0.01)	0.02	(0.05)	–	(0.05)	–	$11.48	0.21%		$615,772	1.47%	0.23%		1.60%	268.00%
Year Ended July 31, 2011	$9.37	0.07	2.19	2.26	(0.12)	–	(0.12)	–	$11.51	24.05%		$961,056	1.47%	0.60%		1.58%	216.00%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$11.51	0.02	(0.31)	(0.29)	(0.07)	–	(0.07)	–	$11.15	(2.54%	)	$380,382	2.08%	0.42%		2.13%	46.62%
Year Ended October 31, 2015	$13.08	(0.01)	(0.12)	(0.13)	–	(1.44)	(1.44)	–	$11.51	(0.56%	)	$401,139	2.06%	(0.06%	)	2.06%	160.34%
Period Ended October 31, 2014 (i)	$12.65	(0.01)	0.44	0.43	–	–	–	–	$13.08	3.40%		$570,802	2.09%	(0.44%	)	2.11%	80.17%
Year Ended July 31, 2014	$14.55	(0.02)	1.19	1.17	(0.16)	(2.91)	(3.07)	–	$12.65	9.25%		$12,501,150	1.99%	(0.14%	)	1.99%	286.05%
Year Ended July 31, 2013	$11.17	0.06	3.36	3.42	(0.04)	–	(0.04)	–	$14.55	30.67%		$559,903	2.07%	0.49%		2.08%	339.00%
Year Ended July 31, 2012	$11.20	(0.04)	0.01	(0.03)	–	–	–	–	$11.17	(0.27%	)	$408,689	2.07%	(0.37%	)	2.10%	268.00%
Year Ended July 31, 2011	$9.11	–	2.12	2.12	(0.03)	–	(0.03)	–	$11.20	23.30%		$567,831	2.07%	–		2.08%	216.00%

Class M Shares
Six Months Ended April 30, 2016 (Unaudited)	$12.12	0.08	(0.32)	(0.24)	(0.10)	–	(0.10)	–	$11.78	(1.98%	)	$81,178,317	1.05%	1.46%		1.05%	46.62%
Year Ended October 31, 2015	$13.70	0.12	(0.14)	(0.02)	(0.12)	(1.44)	(1.56)	–	$12.12	0.44%		$83,363,710	0.99%	1.02%		0.99%	160.34%
Period Ended October 31, 2014 (i)	$13.20	0.02	0.48	0.50	–	–	–	–	$13.70	3.79%		$91,669,452	1.07%	0.54%		1.11%	80.17%
Year Ended July 31, 2014	$14.95	0.12	1.23	1.35	(0.19)	(2.91)	(3.10)	–	$13.20	10.38%		$88,479,981	1.00%	0.85%		1.01%	286.05%
Year Ended July 31, 2013	$11.47	0.19	3.44	3.63	(0.15)	–	(0.15)	–	$14.95	31.94%		$93,162,527	1.07%	1.49%		1.08%	339.00%
Year Ended July 31, 2012	$11.51	0.07	–	0.07	(0.11)	–	(0.11)	–	$11.47	0.71%		$75,990,508	1.07%	0.63%		1.10%	268.00%
Year Ended July 31, 2011	$9.37	0.11	2.18	2.29	(0.15)	–	(0.15)	–	$11.51	24.54%		$87,921,410	1.07%	1.00%		1.08%	216.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i)	For the period from August 1, 2014 through October 31, 2014.

Financial Highlights (Continued)

Selected data for each share of capital outstanding throughout the periods indicated

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Institutional Service Class Shares (j)
Six Months Ended April 30, 2016 (Unaudited)	$12.14	0.07	(0.31)	(0.24)	(0.10)	–	(0.10)	–	$11.80	(2.00%	)	$338,816	1.11%	1.25%	1.11%	46.62%
Year Ended October 31, 2015	$13.71	0.13	(0.12)	0.01	(0.14)	(1.44)	(1.58)	–	$12.14	0.61%		$177,910	0.90%	1.09%	0.90%	160.34%
Period Ended October 31, 2014 (i)	$13.22	0.02	0.47	0.49	–	–	–	–	$13.71	3.71%	(h)	$292,928	1.11%	0.50%	1.11%	80.17%
Year Ended July 31, 2014	$14.95	0.10	1.23	1.33	(0.15)	(2.91)	(3.06)	–	$13.22	10.23%	(h)	$433,029	1.14%	0.75%	1.16%	286.05%
Year Ended July 31, 2013	$11.46	0.18	3.45	3.63	(0.14)	–	(0.14)	–	$14.95	31.93%		$1,936,773	1.14%	1.42%	1.33%	339.00%
Year Ended July 31, 2012	$11.50	0.06	–	0.06	(0.10)	–	(0.10)	–	$11.46	0.60%		$5,050,836	1.16%	0.54%	1.35%	268.00%
Year Ended July 31, 2011	$9.36	0.09	2.19	2.28	(0.14)	–	(0.14)	–	$11.50	24.32%		$5,075,223	1.21%	0.86%	1.33%	216.00%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$12.12	0.08	(0.32)	(0.24)	(0.10)	–	(0.10)	–	$11.78	(1.98%	)	$11,260	1.04%	1.46%	1.04%	46.62%
Year Ended October 31, 2015	$13.69	0.12	(0.13)	(0.01)	(0.12)	(1.44)	(1.56)	–	$12.12	0.51%		$11,490	0.98%	1.03%	0.98%	160.34%
Period Ended October 31, 2014 (i)	$13.19	0.02	0.48	0.50	–	–	–	–	$13.69	3.79%		$11,435	1.07%	0.53%	1.10%	80.17%
Period Ended July 31, 2014 (k)	$14.97	0.09	1.23	1.32	(0.19)	(2.91)	(3.10)	–	$13.19	10.15%		$11,017	0.99%	0.76%	0.99%	286.05%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i)	For the period from August 1, 2014 through October 31, 2014.
(j)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Bailard Technology & Science Fund

Asset Allocation†

Common Stocks	99.5%
Other assets in excess of liabilities	0.5%
100.0%

Top Industries††

Software	19.2%
Internet Software & Services	18.3%
Semiconductors & Semiconductor Equipment	17.5%
Information Technology Services	16.5%
Technology Hardware, Storage & Peripherals	7.0%
Communications Equipment	6.3%
Electronic Equipment, Instruments & Components	6.2%
Biotechnology	5.4%
Internet & Catalog Retail	2.3%
Pharmaceuticals	0.9%
Other Industries	0.4%
100.0%

Top Holdings††

Apple, Inc.	5.8%
Facebook, Inc., Class A	5.2%
Alphabet, Inc., Class A	4.4%
Alphabet, Inc., Class C	4.3%
Microsoft Corp.	4.2%
Cisco Systems, Inc.	3.3%
NXP Semiconductors NV	2.9%
Euronet Worldwide, Inc.	2.5%
Activision Blizzard, Inc.	2.4%
Cognizant Technology Solutions Corp., Class A	2.4%
Other Holdings	62.6%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

Shareholder Expense Example	Nationwide Bailard Technology & Science Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bailard Technology & Science Fund April 30, 2016			Beginning Account Value($) 11/01/15	Ending Account Value($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	944.70	6.38	1.32
	Hypothetical	(a)(b)	1,000.00	1,018.30	6.62	1.32
Class C Shares	Actual	(a)	1,000.00	941.70	9.95	2.06
	Hypothetical	(a)(b)	1,000.00	1,014.62	10.32	2.06
Class M Shares	Actual	(a)	1,000.00	946.00	4.79	0.99
	Hypothetical	(a)(b)	1,000.00	1,019.94	4.97	0.99
Institutional Service Class Shares	Actual	(a)	1,000.00	946.60	5.28	1.09
	Hypothetical	(a)(b)	1,000.00	1,019.44	5.47	1.09
Institutional Class Shares	Actual	(a)	1,000.00	946.60	4.79	0.99
	Hypothetical	(a)(b)	1,000.00	1,019.94	4.97	0.99

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks 99.5%

	Shares	Market Value

Biotechnology 5.4%
Acceleron Pharma, Inc.*	8,000	$239,600
Alexion Pharmaceuticals, Inc.*	2,000	278,560
Alnylam Pharmaceuticals, Inc.*	1,000	67,040
Amgen, Inc.	3,000	474,900
Biogen, Inc.*	2,200	604,978
BioMarin Pharmaceutical, Inc.*	2,000	169,360
Bluebird Bio, Inc.*	5,000	221,750
Celgene Corp.*	6,000	620,460
Celldex Therapeutics, Inc.*	7,000	28,000
Cidara Therapeutics, Inc.*	14,000	187,320
EPIRUS Biopharmaceuticals, Inc.*	35,000	101,500
Esperion Therapeutics, Inc.*	9,000	147,510
Gilead Sciences, Inc.	6,000	529,260
Incyte Corp.*	2,000	144,540
Medivation, Inc.*	2,000	115,600
Radius Health, Inc.*	2,500	89,000
Regeneron Pharmaceuticals, Inc.*	1,000	376,710
Sage Therapeutics, Inc.*	3,200	120,608
Seattle Genetics, Inc.*	3,000	106,440
Tenax Therapeutics, Inc.*	60,000	164,400
Vertex Pharmaceuticals, Inc.*	3,500	295,190
Xencor, Inc.*	11,500	140,875

		5,223,601

Communications Equipment 6.2%
Brocade Communications Systems, Inc.	91,490	879,219
Cisco Systems, Inc.	117,170	3,221,003
F5 Networks, Inc.*	11,245	1,177,914
Palo Alto Networks, Inc.*	5,170	779,998

		6,058,134

Electronic Equipment, Instruments & Components 6.2%
Amphenol Corp., Class A	24,000	1,339,920
Flextronics International Ltd.*	100,280	1,218,402
Insight Enterprises, Inc.*	21,000	518,910
Keysight Technologies, Inc.*	31,800	829,344
Orbotech Ltd.*	31,200	751,296
TE Connectivity Ltd.	22,905	1,362,389

		6,020,261

Health Care Equipment & Supplies 0.3%
Spectranetics Corp. (The)*	14,500	246,500

Information Technology Services 16.4%
Accenture PLC, Class A	9,500	1,072,740
Alliance Data Systems Corp.*	2,160	439,150
Amdocs Ltd.	31,200	1,764,048
Automatic Data Processing, Inc.	13,600	1,202,784
Broadridge Financial Solutions, Inc.	22,900	1,370,336
Cognizant Technology Solutions Corp., Class A*	39,915	2,329,839
CSRA, Inc.	23,140	600,714
Euronet Worldwide, Inc.*	31,000	2,390,100

Common Stocks (continued)

	Shares	Market Value

Information Technology Services (continued)
Fiserv, Inc.*	13,100	$1,280,132
Leidos Holdings, Inc.	10,300	510,983
MasterCard, Inc., Class A	5,400	523,746
Paychex, Inc.	29,600	1,542,752
Sykes Enterprises, Inc.*	10,200	297,330
Visa, Inc., Class A	7,680	593,203

		15,917,857

Internet & Catalog Retail 2.3%
Amazon.com, Inc.*	2,465	1,625,889
Priceline Group, Inc. (The)*	440	591,211

		2,217,100

Internet Software & Services 18.2%
Akamai Technologies, Inc.*	15,160	773,008
Alphabet, Inc., Class A*	5,950	4,211,886
Alphabet, Inc., Class C*	5,966	4,134,498
Facebook, Inc., Class A*	42,765	5,028,309
LogMeIn, Inc.*	15,530	927,141
NetEase, Inc., ADR-CN	7,300	1,027,110
VeriSign, Inc.*	18,500	1,598,400

		17,700,352

Life Sciences Tools & Services 0.1%
Illumina, Inc.*	1,000	134,990

Pharmaceuticals 0.9%
Aerie Pharmaceuticals, Inc.*	20,000	317,200
BioDelivery Sciences International, Inc.*	66,300	224,094
Medicines Co. (The)*	4,000	142,360
Mylan NV*	4,500	187,695

		871,349

Semiconductors & Semiconductor Equipment 17.4%
Broadcom Ltd.	9,616	1,401,532
Integrated Device Technology, Inc.*	44,000	848,320
Intel Corp.	46,090	1,395,605
KLA-Tencor Corp.	19,690	1,377,118
Lam Research Corp.	20,490	1,565,436
Linear Technology Corp.	22,360	994,573
Micron Technology, Inc.*	39,020	419,465
NVIDIA Corp.	35,200	1,250,656
NXP Semiconductors NV*	32,740	2,792,067
QUALCOMM, Inc.	22,255	1,124,323
Skyworks Solutions, Inc.	15,180	1,014,328
Texas Instruments, Inc.	25,400	1,448,816
Xilinx, Inc.	29,480	1,269,998

		16,902,237

Software 19.1%
Activision Blizzard, Inc.	68,605	2,364,814
Adobe Systems, Inc.*	20,200	1,903,244

Statement of Investments (continued)

April 30, 2016 (Unaudited)

Nationwide Bailard Technology & Science Fund (continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Aspen Technology, Inc.*	19,595	$745,198
Autodesk, Inc.*	10,400	622,128
Electronic Arts, Inc.*	19,500	1,206,075
Intuit, Inc.	14,695	1,482,579
Manhattan Associates, Inc.*	26,800	1,622,472
Microsoft Corp.	82,000	4,089,340
Oracle Corp.	40,695	1,622,103
Red Hat, Inc.*	13,000	953,810
salesforce.com, Inc.*	16,235	1,230,613
Sapiens International Corp. NV	36,000	424,080
ServiceNow, Inc.*	4,500	321,660

		18,588,116

Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	59,395	5,567,687
HP, Inc.	60,910	747,366
Western Digital Corp.	10,695	437,051

		6,752,104

Total Investments (cost $55,762,852) (a) — 99.5%		96,632,601
Other assets in excess of liabilities — 0.5%		530,138

NET ASSETS — 100.0%		$97,162,739

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

CN	China

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Bailard Technology & Science Fund
Assets:
Investments, at value (cost $55,762,852)	$96,632,601
Cash	550,870
Dividends receivable	41,617
Receivable for capital shares issued	2,136
Prepaid expenses	44,272

Total Assets	97,271,496

Liabilities:
Payable for capital shares redeemed	15,001
Accrued expenses and other payables:
Investment advisory fees	61,540
Fund administration fees	8,779
Distribution fees	1,412
Administrative servicing fees	612
Accounting and transfer agent fees	1,733
Trustee fees	178
Custodian fees	673
Compliance program costs (Note 3)	649
Professional fees	12,922
Printing fees	5,258

Total Liabilities	108,757

Net Assets	$97,162,739

Represented by:
Capital	$53,408,877
Accumulated undistributed net investment income	26,524
Accumulated net realized gains from investments	2,857,589
Net unrealized appreciation/(depreciation) from investments	40,869,749

Net Assets	$97,162,739

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Bailard Technology & Science Fund
Net Assets:
Class A Shares	$2,436,495
Class C Shares	1,065,661
Class M Shares	92,329,771
Institutional Service Class Shares	859,308
Institutional Class Shares	471,504

Total	$97,162,739

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	160,360
Class C Shares	75,283
Class M Shares	5,864,098
Institutional Service Class Shares	54,639
Institutional Class Shares	30,000

Total	6,184,380

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$15.19
Class C Shares (b)	$14.16
Class M Shares	$15.74
Institutional Service Class Shares	$15.73
Institutional Class Shares	$15.72
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$16.12

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Bailard Technology & Science Fund
INVESTMENT INCOME:
Dividend income	$810,693
Interest income	1,068

Total Income	811,761

EXPENSES:
Investment advisory fees	369,645
Fund administration fees	52,662
Distribution fees Class A	3,508
Distribution fees Class C	5,173
Administrative servicing fees Class A	1,122
Administrative servicing fees Class C	568
Administrative servicing fees Institutional Service Class	476
Registration and filing fees	27,026
Professional fees	13,450
Printing fees	5,629
Trustee fees	1,467
Custodian fees	1,916
Accounting and transfer agent fees	7,549
Other	7,095

Total expenses before expenses reimbursed	497,286

Expenses reimbursed by adviser (Note 3)	(202)

Net Expenses	497,084

NET INVESTMENT INCOME	314,677

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	2,850,397
Net change in unrealized appreciation/(depreciation) from investments	(8,640,557)

Net realized/unrealized losses from investments	(5,790,160)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,475,483)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Bailard Technology & Science Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$314,677	$393,096
Net realized gains from investments	2,850,397	8,095,081
Net change in unrealized appreciation/(depreciation) from investments	(8,640,557)	1,489,517

Change in net assets resulting from operations	(5,475,483)	9,977,694

Distributions to Shareholders From:
Net investment income:
Class A	–	(2,511)
Class C	–	–
Class M	(285,243)	(423,265)
Institutional Service Class	(1,775)	(2,648)
Institutional Class	(1,135)	(397)
Net realized gains:
Class A	(242,531)	(218,994)
Class C	(99,317)	(55,864)
Class M	(7,596,877)	(8,813,871)
Institutional Service Class	(74,710)	(97,483)
Institutional Class	(29,531)	(8,216)

Change in net assets from shareholder distributions	(8,331,119)	(9,623,249)

Change in net assets from capital transactions	5,127,698	(561,612)

Change in net assets	(8,678,904)	(207,167)

Net Assets:
Beginning of period	105,841,643	106,048,810

End of period	$97,162,739	$105,841,643

Accumulated undistributed net investment income at end of period	$26,524	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$641,273	$1,253,624
Dividends reinvested	196,375	197,135
Cost of shares redeemed	(1,165,564)	(723,610)

Total Class A Shares	(327,916)	727,149

Class C Shares
Proceeds from shares issued	529,716	415,967
Dividends reinvested	96,239	52,652
Cost of shares redeemed	(317,578)	(110,415)

Total Class C Shares	308,377	358,204

Class M Shares
Proceeds from shares issued	3,349,194	5,457,168
Dividends reinvested	6,581,133	8,702,442
Cost of shares redeemed	(4,996,776)	(15,853,258)

Total Class M Shares	4,933,551	(1,693,648)

Statements of Changes in Net Assets (Continued)

a	Nationwide Bailard Technology & Science Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$240,381	$65,700
Dividends reinvested	71,609	94,168
Cost of shares redeemed	(336,904)	(258,429)

Total Institutional Service Class Shares	(24,914)	(98,561)

Institutional Class Shares
Proceeds from shares issued	318,110	716,026
Dividends reinvested	30,666	8,613
Cost of shares redeemed	(110,176)	(579,395)

Total Institutional Class Shares	238,600	145,244

Change in net assets from capital transactions	$5,127,698	$(561,612)

SHARE TRANSACTIONS:
Class A Shares
Issued	38,655	75,105
Reinvested	12,312	12,596
Redeemed	(74,285)	(43,774)

Total Class A Shares	(23,318)	43,927

Class C Shares
Issued	34,007	25,765
Reinvested	6,459	3,555
Redeemed	(21,616)	(6,820)

Total Class C Shares	18,850	22,500

Class M Shares
Issued	209,498	310,689
Reinvested	398,615	538,851
Redeemed	(302,314)	(916,083)

Total Class M Shares	305,799	(66,543)

Institutional Service Class Shares
Issued	16,182	3,775
Reinvested	4,340	5,838
Redeemed	(22,402)	(15,130)

Total Institutional Service Class Shares	(1,880)	(5,517)

Institutional Class Shares
Issued	19,592	41,800
Reinvested	1,860	535
Redeemed	(6,897)	(33,756)

Total Institutional Class Shares	14,555	8,579

Total change in shares	314,006	2,946

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard Technology & Science Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(e)(f)	Portfolio Turnover(g)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$17.46	0.03	(0.93)	(0.90)	–	(1.37)	(1.37)	$15.19	(5.53%	)	$2,436,495	1.32%	0.39%		1.32%	11.41%
Year Ended October 31, 2015	$17.54	–	1.51	1.51	(0.02)	(1.57)	(1.59)	$17.46	9.66%		$3,206,650	1.27%	(0.01%	)	1.27%	25.31%
Period Ended October 31, 2014(h)	$16.53	(0.01)	1.02	1.01	–	–	–	$17.54	6.11%		$2,450,895	1.45%	(0.32%	)	1.46%	7.60%
Year Ended July 31, 2014	$13.51	(0.03)	3.05	3.02	–	–	–	$16.53	22.35%		$2,192,132	1.37%	(0.23%	)	1.39%	36.99%
Year Ended July 31, 2013	$11.56	(0.02)	1.97	1.95	–	–	–	$13.51	16.87%		$1,458,286	1.45%	(0.13%	)	1.58%	45.00%
Year Ended July 31, 2012	$10.98	(0.06)	0.64	0.58	–	–	–	$11.56	5.28%		$1,397,618	1.45%	(0.57%	)	1.60%	11.00%
Year Ended July 31, 2011	$9.05	(0.06)	1.99	1.93	–	–	–	$10.98	21.33%		$1,973,765	1.45%	(0.61%	)	1.58%	16.00%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$16.42	(0.03)	(0.86)	(0.89)	–	(1.37)	(1.37)	$14.16	(5.83%	)	$1,065,661	2.06%	(0.45%	)	2.10%	11.41%
Year Ended October 31, 2015	$16.68	(0.11)	1.42	1.31	–	(1.57)	(1.57)	$16.42	8.90%		$926,389	1.99%	(0.71%	)	1.99%	25.31%
Period Ended October 31, 2014(h)	$15.74	(0.04)	0.98	0.94	–	–	–	$16.68	5.97%		$565,917	2.05%	(0.92%	)	2.17%	7.60%
Year Ended July 31, 2014	$12.95	(0.13)	2.92	2.79	–	–	–	$15.74	21.54%		$498,395	2.05%	(0.90%	)	2.05%	36.99%
Year Ended July 31, 2013	$11.15	(0.09)	1.89	1.80	–	–	–	$12.95	16.14%		$383,795	2.05%	(0.73%	)	2.08%	45.00%
Year Ended July 31, 2012	$10.66	(0.12)	0.61	0.49	–	–	–	$11.15	4.60%		$118,946	2.05%	(1.17%	)	2.10%	11.00%
Year Ended July 31, 2011	$8.84	(0.13)	1.95	1.82	–	–	–	$10.66	20.59%		$271,742	2.05%	(1.21%	)	2.08%	16.00%

Class M Shares
Six Months Ended April 30, 2016 (Unaudited)	$18.07	0.05	(0.96)	(0.91)	(0.05)	(1.37)	(1.42)	$15.74	(5.40%	)	$92,329,771	0.99%	0.66%		0.99%	11.41%
Year Ended October 31, 2015	$18.10	0.07	1.55	1.62	(0.08)	(1.57)	(1.65)	$18.07	10.02%		$100,410,733	0.95%	0.39%		0.95%	25.31%
Period Ended October 31, 2014(h)	$17.04	–	1.06	1.06	–	–	–	$18.10	6.22%		$101,788,290	1.05%	0.09%		1.08%	7.60%
Year Ended July 31, 2014	$13.90	0.03	3.14	3.17	(0.03)	–	(0.03)	$17.04	22.85%		$96,832,238	0.99%	0.18%		0.99%	36.99%
Year Ended July 31, 2013	$11.85	0.03	2.02	2.05	–	–	–	$13.90	17.30%		$86,675,286	1.05%	0.27%		1.08%	45.00%
Year Ended July 31, 2012	$11.21	(0.02)	0.66	0.64	–	–	–	$11.85	5.71%		$76,669,709	1.05%	(0.17%	)	1.10%	11.00%
Year Ended July 31, 2011	$9.20	(0.02)	2.03	2.01	–	–	–	$11.21	21.85%		$86,181,523	1.05%	(0.21%	)	1.08%	16.00%

Amounts designated as “–” are zero or have been rounded to zero.

a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.

Financial Highlights (continued)

Selected data for each share of capital outstanding throughout the periods indicated

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(e)(f)	Portfolio Turnover(g)

Institutional Service Class Shares(i)
Six Months Ended April 30, 2016 (Unaudited)	$18.03	0.05	(0.95)	(0.90)	(0.03)	(1.37)	(1.40)	$15.73	(5.34%	)	$859,308	1.09%	0.56%		1.09%	11.41%
Year Ended October 31, 2015	$18.05	0.06	1.53	1.59	(0.04)	(1.57)	(1.61)	$18.03	9.89%		$1,019,308	1.03%	0.32%		1.03%	25.31%
Period Ended October 31, 2014(h)	$17.00	–	1.05	1.05	–	–	–	$18.05	6.18%		$1,119,698	1.20%	(0.04%	)	1.25%	7.60%
Year Ended July 31, 2014	$13.87	–	3.14	3.14	(0.01)	–	(0.01)	$17.00	22.63%		$1,203,010	1.17%	0.01%		1.20%	36.99%
Year Ended July 31, 2013	$11.83	0.02	2.02	2.04	–	–	–	$13.87	17.24%		$1,543,971	1.14%	0.18%		1.33%	45.00%
Year Ended July 31, 2012	$11.20	(0.03)	0.66	0.63	–	–	–	$11.83	5.63%		$2,767,525	1.11%	(0.23%	)	1.35%	11.00%
Year Ended July 31, 2011	$9.20	(0.03)	2.03	2.00	–	–	–	$11.20	21.74%		$1,980,407	1.09%	(0.25%	)	1.33%	16.00%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$18.04	0.04	(0.94)	(0.90)	(0.05)	(1.37)	(1.42)	$15.72	(5.34%	)	$471,504	0.99%	0.55%		0.99%	11.41%
Year Ended October 31, 2015	$18.06	0.03	1.60	1.63	(0.08)	(1.57)	(1.65)	$18.04	10.11%		$278,563	0.95%	0.16%		0.95%	25.31%
Period Ended October 31, 2014(h)	$17.00	–	1.06	1.06	–	–	–	$18.06	6.24%		$124,010	1.05%	0.05%		1.08%	7.60%
Period Ended July 31, 2014(j)	$14.53	(0.02)	2.52	2.50	(0.03)	–	(0.03)	$17.00	17.25%		$76,937	0.96%	(0.14%	)	0.96%	36.99%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Fund

Asset Allocation†

Common Stocks	99.2%
Other assets in excess of liabilities	0.8%
100.0%

Top Industries††

Oil, Gas & Consumable Fuels	5.8%
Software	5.0%
Specialty Retail	4.7%
Banks	4.5%
Media	4.4%
Aerospace & Defense	4.4%
Technology Hardware, Storage & Peripherals	3.8%
Semiconductors & Semiconductor Equipment	3.7%
Pharmaceuticals	3.6%
Diversified Telecommunication Services	3.3%
Other Industries	56.8%
100.0%

Top Holdings††

Apple, Inc.	3.9%
AT&T, Inc.	3.3%
Wells Fargo & Co.	3.3%
Microsoft Corp.	2.7%
Coca-Cola Co. (The)	2.5%
General Dynamics Corp.	2.4%
Home Depot, Inc. (The)	2.1%
Comcast Corp., Class A	2.0%
Lowe’s Cos., Inc.	2.0%
Altria Group, Inc.	1.9%
Other Holdings	73.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

Shareholder Expense Example	Nationwide Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Fund April 30, 2016			Beginning Account Value($) 11/01/15	Ending Account Value($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	991.20	4.80	0.97
	Hypothetical	(a)(b)	1,000.00	1,020.04	4.87	0.97
Class C Shares	Actual	(a)	1,000.00	987.90	8.65	1.75
	Hypothetical	(a)(b)	1,000.00	1,016.16	8.77	1.75
Class R Shares	Actual	(a)	1,000.00	989.00	7.02	1.42
	Hypothetical	(a)(b)	1,000.00	1,017.80	7.12	1.42
Institutional Service Class Shares	Actual	(a)	1,000.00	992.30	3.67	0.74
	Hypothetical	(a)(b)	1,000.00	1,021.18	3.72	0.74

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Fund

Common Stocks 99.2%

	Shares	Market Value

Aerospace & Defense 4.4%
B/E Aerospace, Inc.	116,455	$5,663,207
General Dynamics Corp.	157,470	22,127,684
Raytheon Co.	106,900	13,506,815

		41,297,706

Air Freight & Logistics 0.9%
FedEx Corp.	53,940	8,906,033

Airlines 0.2%
Delta Air Lines, Inc.	56,520	2,355,188

Auto Components 0.7%
Visteon Corp.	79,375	6,323,806

Banks 4.5%
JPMorgan Chase & Co.	183,352	11,587,847
Wells Fargo & Co.	611,685	30,572,016

		42,159,863

Beverages 3.2%
Coca-Cola Co. (The)	525,375	23,536,800
Molson Coors Brewing Co., Class B	63,250	6,048,597

		29,585,397

Biotechnology 3.2%
Amgen, Inc.	19,850	3,142,255
Biogen, Inc.*	12,200	3,354,878
Celgene Corp.*	40,910	4,230,503
Gilead Sciences, Inc.	151,835	13,393,365
Medivation, Inc.*	97,245	5,620,761

		29,741,762

Capital Markets 1.2%
Goldman Sachs Group, Inc. (The)	50,943	8,360,256
Lazard Ltd., Class A	93,686	3,377,380

		11,737,636

Chemicals 1.8%
Dow Chemical Co. (The)	89,575	4,712,541
PPG Industries, Inc.	110,534	12,201,848

		16,914,389

Commercial Services & Supplies 0.3%
KAR Auction Services, Inc.	83,075	3,123,620

Communications Equipment 1.8%
Cisco Systems, Inc.	607,604	16,703,034

Consumer Finance 1.4%
American Express Co.	53,620	3,508,357
Discover Financial Services	166,460	9,366,704

		12,875,061

Common Stocks (continued)

	Shares	Market Value

Containers & Packaging 1.2%
Graphic Packaging Holding Co.	818,675	$10,872,004

Distributors 0.5%
LKQ Corp.*	150,875	4,835,544

Diversified Consumer Services 0.3%
Graham Holdings Co., Class B	6,900	3,288,126

Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B*	53,920	7,844,282
MSCI, Inc.	98,980	7,516,541
Voya Financial, Inc.	93,920	3,049,582

		18,410,405

Diversified Telecommunication Services 3.3%
AT&T, Inc.	802,030	31,134,805

Electric Utilities 1.0%
American Electric Power Co., Inc.	144,820	9,196,070

Electrical Equipment 0.3%
Hubbell, Inc.	27,125	2,868,740

Energy Equipment & Services 0.9%
Schlumberger Ltd.	105,235	8,454,580

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	22,290	3,301,818
CVS Health Corp.	98,800	9,929,400

		13,231,218

Food Products 1.3%
ConAgra Foods, Inc.	129,450	5,768,292
Mondelez International, Inc., Class A	144,599	6,211,973

		11,980,265

Gas Utilities 0.4%
Atmos Energy Corp.	45,740	3,318,437

Health Care Equipment & Supplies 2.7%
Abbott Laboratories	198,445	7,719,510
Baxter International, Inc.	281,690	12,456,332
Dentsply Sirona, Inc.	79,410	4,732,836

		24,908,678

Health Care Providers & Services 2.6%
Brookdale Senior Living, Inc.*	298,375	5,508,002
McKesson Corp.	35,400	5,940,828
UnitedHealth Group, Inc.	101,800	13,405,024

		24,853,854

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure 0.9%
Aramark	189,560	$6,352,156
Darden Restaurants, Inc.	34,140	2,125,215

		8,477,371

Household Durables 0.4%
NVR, Inc.*	2,200	3,654,838

Household Products 1.3%
Procter & Gamble Co. (The)	158,113	12,668,014

Industrial Conglomerates 0.9%
General Electric Co.	290,222	8,924,326

Information Technology Services 2.5%
Amdocs Ltd.	97,610	5,518,870
Broadridge Financial Solutions, Inc.	105,660	6,322,694
Fidelity National Information Services, Inc.	65,350	4,300,030
Xerox Corp.	718,195	6,894,672

		23,036,266

Insurance 2.5%
Allstate Corp. (The)	119,225	7,755,586
Axis Capital Holdings Ltd.	57,950	3,086,996
Lincoln National Corp.	178,160	7,741,052
Prudential Financial, Inc.	68,790	5,340,856

		23,924,490

Internet & Catalog Retail 1.8%
Amazon.com, Inc.*	20,045	13,221,482
Priceline Group, Inc. (The)*	2,500	3,359,150

		16,580,632

Internet Software & Services 2.4%
Alphabet, Inc., Class A*	14,938	10,574,312
Alphabet, Inc., Class C*	9,443	6,544,093
Facebook, Inc., Class A*	46,215	5,433,960

		22,552,365

Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	67,270	9,703,697

Machinery 1.1%
Ingersoll-Rand PLC	84,150	5,515,191
Toro Co. (The)	57,895	5,005,023

		10,520,214

Media 4.4%
Cinemark Holdings, Inc.	87,500	3,031,875
Comcast Corp., Class A	301,825	18,338,887
DISH Network Corp., Class A*	191,630	9,445,443
Liberty Braves Group, Series C*	18,283	272,782
Liberty Media Group, Series C*	45,708	822,744

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Liberty SiriusXM Group, Series C*	182,835	$5,854,377
Live Nation Entertainment, Inc.*	167,450	3,596,826

		41,362,934

Metals & Mining 0.6%
Newmont Mining Corp.	168,700	5,899,439

Multi-Utilities 0.5%
DTE Energy Co.	52,220	4,655,935

Oil, Gas & Consumable Fuels 5.8%
Anadarko Petroleum Corp.	63,100	3,329,156
Chevron Corp.	163,191	16,674,857
Exxon Mobil Corp.	38,375	3,392,350
HollyFrontier Corp.	335,755	11,952,878
Marathon Petroleum Corp.	195,150	7,626,462
Occidental Petroleum Corp.	76,657	5,875,759
Valero Energy Corp.	86,235	5,076,655

		53,928,117

Pharmaceuticals 3.6%
Eli Lilly & Co.	69,990	5,286,345
Johnson & Johnson	121,990	13,672,639
Merck & Co., Inc.	114,025	6,253,131
Pfizer, Inc.	263,044	8,604,169

		33,816,284

Real Estate Investment Trusts (REITs) 3.2%
Boston Properties, Inc.	78,500	10,115,510
Equity LifeStyle Properties, Inc.	31,065	2,127,642
Equity Residential	49,100	3,342,237
Forest City Realty Trust, Inc., Class A	183,375	3,810,532
Prologis, Inc.	230,270	10,456,561

		29,852,482

Road & Rail 2.5%
CSX Corp.	439,530	11,985,983
Union Pacific Corp.	131,105	11,436,289

		23,422,272

Semiconductors & Semiconductor Equipment 3.7%
Applied Materials, Inc.	456,111	9,336,592
First Solar, Inc.*	76,680	4,281,811
Maxim Integrated Products, Inc.	313,520	11,198,935
Xilinx, Inc.	220,930	9,517,664

		34,335,002

Software 5.0%
Adobe Systems, Inc.*	122,600	11,551,372
Microsoft Corp.	502,485	25,058,927
Oracle Corp.	156,911	6,254,472
Symantec Corp.	216,350	3,601,146

		46,465,917

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail 4.7%
Home Depot, Inc. (The)	148,810	$19,924,171
Lowe’s Cos., Inc.	241,050	18,324,621
Murphy USA, Inc.*	49,350	2,833,677
Sally Beauty Holdings, Inc.*	86,800	2,725,520

		43,807,989

Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	382,020	35,810,555

Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc., Class B	170,540	10,051,628

Tobacco 3.1%
Altria Group, Inc.	281,640	17,661,645
Philip Morris International, Inc.	111,651	10,955,196

		28,616,841

Trading Companies & Distributors 0.5%
HD Supply Holdings, Inc.*	131,965	4,523,760

Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	124,310	3,675,847

Total Investments (cost $845,426,195) (a) — 99.2%		929,343,436

Other assets in excess of liabilities — 0.8%		7,515,991

NET ASSETS — 100.0%		$936,859,427

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At April 30, 2016, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
67	S&P 500 E-Mini	06/17/16	$6,897,985	$142,394

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Fund
Assets:
Investments, at value (cost $845,426,195)	$929,343,436
Cash	6,709,896
Dividends receivable	1,013,395
Receivable for capital shares issued	245,914
Reclaims receivable	52,750
Receivable for variation margin on futures contracts	256,945
Prepaid expenses	50,591

Total Assets	937,672,927

Liabilities:
Payable for capital shares redeemed	144,238
Accrued expenses and other payables:
Investment advisory fees	355,800
Fund administration fees	24,891
Distribution fees	32,141
Administrative servicing fees	87,754
Accounting and transfer agent fees	95,445
Trustee fees	1,515
Custodian fees	6,525
Compliance program costs (Note 3)	464
Professional fees	12,300
Printing fees	51,874
Other	553

Total Liabilities	813,500

Net Assets	$936,859,427

Represented by:
Capital	$852,680,560
Accumulated undistributed net investment income	3,829,823
Accumulated net realized losses from investments, futures, and foreign currency transactions	(3,706,574)
Net unrealized appreciation/(depreciation) from investments	83,917,241
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	142,394
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	(4,017)

Net Assets	$936,859,427

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Fund
Net Assets:
Class A Shares	$137,253,705
Class C Shares	4,340,319
Class R Shares	62,766
Institutional Service Class Shares	795,202,637

Total	$936,859,427

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	6,401,364
Class C Shares	216,297
Class R Shares	2,988
Institutional Service Class Shares	37,644,634

Total	44,265,283

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$21.44
Class C Shares (b)	$20.07
Class R Shares	$21.00
Institutional Service Class Shares	$21.12
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$22.75

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Fund
INVESTMENT INCOME:
Dividend income	$11,849,686
Income from securities lending (Note 2)	80,824
Interest income	16,438

Total Income	11,946,948

EXPENSES:
Investment advisory fees	2,683,194
Fund administration fees	149,829
Distribution fees Class A	170,664
Distribution fees Class C	21,681
Distribution fees Class R	144
Administrative servicing fees Class A	54,141
Administrative servicing fees Class C	1,813
Administrative servicing fees Class R	72
Administrative servicing fees Institutional Service Class	273,487
Registration and filing fees	32,814
Professional fees	24,730
Printing fees	52,320
Trustee fees	13,647
Custodian fees	17,178
Accounting and transfer agent fees	305,485
Compliance program costs (Note 3)	2,001
Other	14,400

Total expenses before fees waived and expenses reimbursed	3,817,600

Investment advisory fees waived (Note 3)	(218,791)
Expenses reimbursed by adviser (Note 3)	(22,106)

Net Expenses	3,576,703

NET INVESTMENT INCOME	8,370,245

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(2,827,039)
Net realized gains from futures transactions (Note 2)	858,672
Net realized losses from foreign currency transactions (Note 2)	(857)

Net realized losses from investments, futures, and foreign currency transactions	(1,969,224)

Net change in unrealized appreciation/(depreciation) from investments	(13,651,946)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(875,549)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	2,558

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	(14,524,937)

Net realized/unrealized losses from investments, futures, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(16,494,161)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,123,916)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$8,370,245	$10,949,455
Net realized gains/(losses) from investments, futures, and foreign currency transactions	(1,969,224)	59,907,436
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	(14,524,937)	(33,565,077)

Change in net assets resulting from operations	(8,123,916)	37,291,814

Distributions to Shareholders From:
Net investment income:
Class A	(848,585)	(920,233)
Class C	(14,950)	(10,640)
Class R	(242)	(774)
Institutional Service Class	(5,858,304)	(11,188,897)
Net realized gains:
Class A	(3,450,564)	–
Class C	(118,093)	–
Class R	(1,434)	–
Institutional Service Class	(19,956,588)	–

Change in net assets from shareholder distributions	(30,248,760)	(12,120,544)

Change in net assets from capital transactions	(3,618,100)	58,147,176

Change in net assets	(41,990,776)	83,318,446

Net Assets:
Beginning of period	978,850,203	895,531,757

End of period	$936,859,427	$978,850,203

Accumulated undistributed net investment income at end of period	$3,829,823	$2,181,659

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,506,410	$3,563,335
Proceeds from shares issued from merger (Note 11)	–	67,107,918
Dividends reinvested	4,239,184	898,804
Cost of shares redeemed	(8,223,614)	(11,854,047)

Total Class A Shares	(2,478,020)	59,716,010

Class C Shares
Proceeds from shares issued	133,399	152,307
Proceeds from shares issued from merger (Note 11)	–	2,797,805
Dividends reinvested	112,371	6,657
Cost of shares redeemed	(350,701)	(474,044)

Total Class C Shares	(104,931)	2,482,725

Class R Shares
Proceeds from shares issued	6,284	48,459
Dividends reinvested	1,676	774
Cost of shares redeemed	–	(102,995)

Total Class R Shares	7,960	(53,762)

Statements of Changes in Net Assets (Continued)

	Nationwide Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$14,342,205	$33,069,250
Proceeds from shares issued from merger (Note 11)	–	34,058,772
Dividends reinvested	24,605,838	10,691,126
Cost of shares redeemed	(39,991,152)	(81,816,945)

Total Institutional Service Class Shares	(1,043,109)	(3,997,797)

Change in net assets from capital transactions	$(3,618,100)	$58,147,176

SHARE TRANSACTIONS:
Class A Shares
Issued	72,328	159,749
Issued in merger (Note 11)	–	3,088,840
Reinvested	198,964	41,768
Redeemed	(387,595)	(534,996)

Total Class A Shares	(116,303)	2,755,361

Class C Shares
Issued	6,983	7,362
Issued in merger (Note 11)	–	137,160
Reinvested	5,621	335
Redeemed	(18,225)	(22,947)

Total Class C Shares	(5,621)	121,910

Class R Shares
Issued	306	2,262
Reinvested	80	37
Redeemed	–	(4,619)

Total Class R Shares	386	(2,320)

Institutional Service Class Shares
Issued	695,603	1,513,634
Issued in merger (Note 11)	–	1,590,605
Reinvested	1,172,827	502,969
Redeemed	(1,914,382)	(3,728,927)

Total Institutional Service Class Shares	(45,952)	(121,719)

Total change in shares	(167,490)	2,753,232

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$22.31	0.17	(0.37)	(0.20)	(0.13)	(0.54)	(0.67)	–	$21.44	(0.88%	)	$137,253,705	0.97%	1.63%	1.05%	25.13%
Year Ended October 31, 2015	$21.77	0.22	0.57	0.79	(0.25)	–	(0.25)	–	$22.31	3.68%		$145,390,681	0.95%	0.98%	1.00%	72.24%	(g)
Year Ended October 31, 2014	$19.00	0.20	2.76	2.96	(0.19)	–	(0.19)	–	$21.77	15.64%		$81,892,569	0.94%	0.99%	0.99%	48.08%
Year Ended October 31, 2013	$15.13	0.19	3.87	4.06	(0.19)	–	(0.19)	–	$19.00	27.09%		$72,276,586	1.01%	1.08%	1.04%	113.60%
Year Ended October 31, 2012	$13.70	0.16	1.41	1.57	(0.14)	–	(0.14)	–	$15.13	11.56%		$62,152,954	1.03%	1.09%	1.04%	29.11%
Year Ended October 31, 2011	$12.93	0.12	0.73	0.85	(0.08)	–	(0.08)	–	$13.70	6.57%		$63,407,121	1.02%	0.86%	1.03%	24.31%	(g)

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$20.93	0.08	(0.33)	(0.25)	(0.07)	(0.54)	(0.61)	–	$20.07	(1.21%	)	$4,340,319	1.75%	0.84%	1.80%	25.13%
Year Ended October 31, 2015	$20.45	0.04	0.54	0.58	(0.10)	–	(0.10)	–	$20.93	2.88%		$4,645,828	1.72%	0.18%	1.77%	72.24%	(g)
Year Ended October 31, 2014	$17.91	0.04	2.59	2.63	(0.09)	–	(0.09)	–	$20.45	14.72%		$2,045,558	1.70%	0.22%	1.75%	48.08%
Year Ended October 31, 2013	$14.30	0.06	3.66	3.72	(0.11)	–	(0.11)	–	$17.91	26.14%		$1,720,677	1.73%	0.40%	1.75%	113.60%
Year Ended October 31, 2012	$12.98	0.05	1.34	1.39	(0.07)	–	(0.07)	–	$14.30	10.76%		$1,957,387	1.74%	0.38%	1.75%	29.11%
Year Ended October 31, 2011	$12.27	0.02	0.71	0.73	(0.02)	–	(0.02)	–	$12.98	5.91%		$2,071,661	1.75%	0.14%	1.76%	24.31%	(g)

Class R Shares (h)
Six Months Ended April 30, 2016 (Unaudited)	$21.87	0.12	(0.36)	(0.24)	(0.09)	(0.54)	(0.63)	–	$21.00	(1.10%	)	$62,766	1.42%	1.17%	1.47%	25.13%
Year Ended October 31, 2015	$21.35	0.14	0.54	0.68	(0.16)	–	(0.16)	–	$21.87	3.19%		$56,905	1.41%	0.62%	1.46%	72.24%	(g)
Year Ended October 31, 2014	$18.66	0.11	2.70	2.81	(0.12)	–	(0.12)	–	$21.35	15.15%		$105,062	1.37%	0.52%	1.42%	48.08%
Year Ended October 31, 2013	$14.87	0.13	3.81	3.94	(0.15)	–	(0.15)	–	$18.66	26.72%		$34,631	1.29%	0.79%	1.31%	113.60%
Year Ended October 31, 2012	$13.48	0.11	1.39	1.50	(0.11)	–	(0.11)	–	$14.87	11.21%		$26,348	1.35%	0.79%	1.36%	29.11%
Year Ended October 31, 2011	$12.74	0.06	0.73	0.79	(0.05)	–	(0.05)	–	$13.48	6.18%		$52,457	1.44%	0.46%	1.44%	24.31%	(g)

Institutional Service Class Shares (i)
Six Months Ended April 30, 2016 (Unaudited)	$21.99	0.19	(0.36)	(0.17)	(0.16)	(0.54)	(0.70)	–	$21.12	(0.77%	)	$795,202,637	0.74%	1.86%	0.79%	25.13%
Year Ended October 31, 2015	$21.46	0.27	0.56	0.83	(0.30)	–	(0.30)	–	$21.99	3.93%		$828,756,789	0.73%	1.24%	0.78%	72.24%	(g)
Year Ended October 31, 2014	$18.74	0.24	2.71	2.95	(0.23)	–	(0.23)	–	$21.46	15.85%		$811,488,568	0.72%	1.21%	0.77%	48.08%
Year Ended October 31, 2013	$14.93	0.22	3.82	4.04	(0.23)	–	(0.23)	–	$18.74	27.35%		$738,850,578	0.77%	1.31%	0.80%	113.60%
Year Ended October 31, 2012	$13.52	0.19	1.39	1.58	(0.17)	–	(0.17)	–	$14.93	11.82%		$589,243,783	0.80%	1.33%	0.81%	29.11%
Year Ended October 31, 2011	$12.75	0.15	0.73	0.88	(0.11)	–	(0.11)	–	$13.52	6.88%		$640,734,133	0.82%	1.06%	0.83%	24.31%	(g)

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Excludes merger activity.
(h)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(i)	Effective August 1, 2012, Class D Shares were renamed Institutional Service Class Shares.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Diverse Managers Fund

Asset Allocation†

Common Stocks	53.8%
U.S. Government Sponsored & Agency Obligations	14.0%
U.S. Government Mortgage Backed Agencies	13.5%
U.S. Treasury Bond	10.2%
Corporate Bonds	6.3%
Exchange Traded Fund	0.3%
Other assets in excess of liabilities	1.9%
100.0%

Top Industries††

Capital Markets	4.3%
Oil, Gas & Consumable Fuels	4.2%
Pharmaceuticals	3.6%
Technology Hardware, Storage & Peripherals	3.3%
Banks	3.3%
Information Technology Services	3.3%
Diversified Financial Services	3.0%
Chemicals	2.5%
Tobacco	2.4%
Consumer Finance	2.0%
Other Industries	68.1%
100.0%

Top Holdings††

U.S. Treasury Bond, 2.75%, 08/15/42	10.4%
Federal Home Loan Banks, 0.58%, 08/09/17	3.4%
Federal Home Loan Banks, 0.57%, 10/25/17	3.2%
Federal Farm Credit Banks, 0.46%, 05/17/18	3.2%
Federal Home Loan Mortgage Corp. Gold Pool, 5.00%, 11/01/31	2.3%
Federal National Mortgage Association Pool, 5.50%, 02/01/30	2.2%
Federal Farm Credit Banks, 0.60%, 03/26/18	2.2%
Federal Home Loan Mortgage Corp. Gold Pool, 4.50%, 01/01/32	2.2%
Federal Farm Credit Banks, 0.60%, 03/02/18	1.6%
Federal Home Loan Mortgage Corp. Gold Pool, 5.00%, 09/01/31	1.3%
Other Holdings	68.0%
100.0%

Top Countries††

United States	83.0%
Japan	3.9%
United Kingdom	2.7%
France	1.4%
Switzerland	1.2%
Germany	1.1%
Ireland	1.0%
Canada	1.0%
Australia	0.6%
Netherlands	0.5%
Other Countries	3.6%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

Shareholder Expense Example	Nationwide Diverse Managers Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Diverse Managers Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Institutional Service Class Shares	Actual	(a)	1,000.00	990.30	4.16	0.84
	Hypothetical	(a)(b)	1,000.00	1,020.69	4.22	0.84

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Diverse Managers Fund

Common Stocks 53.8%

	Shares	Market Value

Aerospace & Defense 1.9%
Airbus Group SE	326	$20,381
Lockheed Martin Corp.	716	166,384
Rockwell Collins, Inc.	1,246	109,885

		296,650

Air Freight & Logistics 1.1%
Kintetsu World Express, Inc.	400	5,234
United Parcel Service, Inc., Class B	1,566	164,539

		169,773

Airlines 0.0%†
Qantas Airways Ltd.*	2,000	4,876

Auto Components 1.1%
Continental AG	142	31,270
GKN PLC	2,260	9,223
Spartan Motors, Inc.	8,800	42,768
Strattec Security Corp.	300	15,870
Superior Industries International, Inc.	1,900	49,628
Valeo SA	166	26,331

		175,090

Automobiles 0.4%
Bayerische Motoren Werke AG	166	15,357
Daimler AG REG	66	4,599
Peugeot SA*	840	13,537
Renault SA	190	18,333
Toyota Motor Corp.	200	10,138

		61,964

Banks 1.7%
Australia & New Zealand Banking Group Ltd.	960	17,597
Bank Leumi Le-Israel BM*	4,000	14,865
Barclays PLC	3,030	7,608
BNP Paribas SA	310	16,417
Commonwealth Bank of Australia	100	5,583
Concordia Financial Group Ltd.*	5,000	24,079
Dah Sing Financial Holdings Ltd.	1,600	10,934
Erste Group Bank AG*	470	13,530
Hiroshima Bank Ltd. (The)	1,000	3,620
HSBC Holdings PLC	1,132	7,502
KBC Groep NV	200	11,252
Laurentian Bank of Canada	300	11,902
MB Financial, Inc.	900	31,284
Mitsubishi UFJ Financial Group, Inc.	2,900	13,383
Nedbank Group Ltd.	703	8,984
Royal Bank of Canada	480	29,809
Skandinaviska Enskilda Banken AB, Class A	2,658	25,412
Toronto-Dominion Bank (The)	170	7,567
Westpac Banking Corp.	708	16,619

		277,947

Common Stocks (continued)

	Shares	Market Value

Beverages 0.3%
Anheuser-Busch InBev SA	56	$6,947
Asahi Group Holdings Ltd.	300	9,521
Britvic PLC	1,639	16,885
Heineken NV	130	12,198

		45,551

Biotechnology 1.1%
Actelion Ltd. REG*	320	51,866
Gilead Sciences, Inc.	1,024	90,327
Kindred Biosciences, Inc.*	8,600	31,734

		173,927

Building Products 0.1%
Simpson Manufacturing Co., Inc.	400	15,040

Capital Markets 3.3%
Capital Southwest Corp.	1,800	25,560
Cowen Group, Inc., Class A*	24,400	85,034
Eaton Vance Corp.	3,169	109,426
Federated Investors, Inc., Class B	1,788	56,501
Franklin Resources, Inc.	2,528	94,395
Intermediate Capital Group PLC	1,988	17,872
Macquarie Group Ltd.	260	12,455
Magellan Financial Group Ltd.	413	6,700
Partners Group Holding AG	30	12,373
SBI Holdings, Inc.	1,000	10,354
SVG Capital PLC*	1,780	13,416
Waddell & Reed Financial, Inc., Class A	4,118	83,760

		527,846

Chemicals 2.4%
BB Biotech AG REG	195	10,483
CF Industries Holdings, Inc.	2,042	67,529
Givaudan SA REG	7	13,817
LyondellBasell Industries NV, Class A	1,258	103,999
NewMarket Corp.	296	120,194
Nissan Chemical Industries Ltd.	1,100	29,379
Novozymes A/S, Class B	150	7,194
Sumitomo Chemical Co., Ltd.	3,000	13,559
Teijin Ltd.	3,000	10,741
Tosoh Corp.	2,000	9,141

		386,036

Commercial Services & Supplies 0.7%
Brink’s Co. (The)	700	23,688
Intrum Justitia AB	230	8,268
Team, Inc.*	2,425	69,670
Transcontinental, Inc., Class A	800	12,573

		114,199

Communications Equipment 1.1%
ADVA Optical Networking SE*	550	5,869
Digi International, Inc.*	1,900	20,083

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Communications Equipment (continued)
Harris Corp.	1,332	$106,574
Hitachi Kokusai Electric, Inc.	1,000	10,482
PC-Tel, Inc.	7,550	33,824

		176,832

Construction Materials 0.1%
Taiheiyo Cement Corp.	4,000	10,584

Consumer Finance 2.0%
American Express Co.	2,035	133,150
Discover Financial Services	2,294	129,084
Synchrony Financial*	1,653	50,532

		312,766

Diversified Financial Services 3.0%
Banca IFIS SpA	657	18,833
CBOE Holdings, Inc.	2,762	171,133
Moody’s Corp.	1,221	116,874
ORIX Corp.	1,200	16,974
S&P Global, Inc.	1,381	147,560

		471,374

Diversified Telecommunication Services 0.9%
Bezeq The Israeli Telecommunication Corp., Ltd.	3,000	6,322
BT Group PLC	6,399	41,479
Nippon Telegraph & Telephone Corp.	300	13,425
ORBCOMM, Inc.*	8,400	83,244

		144,470

Electric Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	2,000	18,875
Tohoku Electric Power Co., Inc.	900	11,506

		30,381

Electrical Equipment 0.6%
Boer Power Holdings Ltd.	3,000	1,683
Fuji Electric Co., Ltd.	4,000	17,021
Mitsubishi Electric Corp.	2,000	21,255
Nitto Kogyo Corp.	300	4,750
Orion Energy Systems, Inc.*	13,400	19,832
OSRAM Licht AG	190	9,921
Vestas Wind Systems A/S	250	17,895
Zhuzhou CRRC Times Electric Co. Ltd.	1,500	8,535

		100,892

Electronic Equipment, Instruments & Components 0.4%
Electro Rent Corp.	4,200	42,042
Electro Scientific Industries, Inc.*	1,500	10,575
Flextronics International Ltd.*	660	8,019

		60,636

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services 1.8%
Bristow Group, Inc.	2,700	$61,884
Gulf Island Fabrication, Inc.	4,800	36,048
Mitcham Industries, Inc.*	3,900	14,508
Noble Corp. PLC	6,532	73,354
Oceaneering International, Inc.	2,374	87,007
Tecnicas Reunidas SA	340	11,461

		284,262

Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., Class B	500	21,918
Booker Group PLC	10,000	23,713
Koninklijke Ahold NV	440	9,581

		55,212

Food Products 0.9%
Bakkafrost P/F	250	8,844
Campbell Soup Co.	814	50,232
Gruma SAB de CV, Class B	1,470	21,474
Landec Corp.*	3,800	42,750
Nestle SA REG	260	19,406

		142,706

Health Care Equipment & Supplies 0.1%
HOYA Corp.	300	11,488

Health Care Technology 0.0%†
AGFA-Gevaert NV*	1,000	3,976

Hotels, Restaurants & Leisure 0.8%
Century Casinos, Inc.*	7,900	47,163
International Speedway Corp., Class A	700	23,443
TUI AG	510	7,403
Yum! Brands, Inc.	629	50,043

		128,052

Household Durables 0.7%
Barratt Developments PLC	640	4,984
Berkeley Group Holdings PLC	337	14,767
Fujitsu General Ltd.	2,000	34,578
Persimmon PLC	670	19,488
Sekisui Chemical Co., Ltd.	600	7,499
Skullcandy, Inc.*	8,400	28,644

		109,960

Household Products 0.1%
Reckitt Benckiser Group PLC	232	22,601

Independent Power and Renewable Electricity Producers 0.7%
AES Corp. (The)	8,817	98,398
Huadian Power International Corp., Ltd., H Shares	12,000	6,153
Huaneng Power International, Inc., H Shares	6,000	4,280

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Independent Power and Renewable Electricity Producers (continued)
TransAlta Renewables, Inc.	600	$5,920

		114,751

Industrial Conglomerates 0.1%
CK Hutchison Holdings Ltd.	1,000	11,964
DCC PLC	110	9,756

		21,720

Information Technology Services 2.7%
Accenture PLC, Class A	999	112,807
Alliance Data Systems Corp.*	333	67,702
Capgemini SA	144	13,442
MasterCard, Inc., Class A	1,085	105,234
Western Union Co. (The)	6,621	132,420

		431,605

Insurance 1.0%
Allianz SE REG	201	34,196
First American Financial Corp.	1,000	36,020
Hannover Rueck SE	140	16,005
NN Group NV	340	11,802
SCOR SE	781	26,605
Swiss Re AG	339	30,130

		154,758

Internet & Catalog Retail 0.5%
Gaiam, Inc., Class A*	11,200	74,256

Internet Software & Services 1.1%
NetEase, Inc. ADR-CN	80	11,256
NetEnt AB*	110	6,927
RealNetworks, Inc.*	15,700	71,592
United Internet AG REG	610	29,816
XO Group, Inc.*	3,300	58,278

		177,869

Machinery 0.3%
Duerr AG	223	17,893
Hoshizaki Electric Co., Ltd.	200	16,785
Mitsubishi Heavy Industries Ltd.	1,000	3,555
Shinmaywa Industries Ltd.	1,000	6,853

		45,086

Media 0.3%
Cogeco Communications, Inc.	100	4,983
ITV PLC	3,830	12,625
RELX PLC	841	14,899
Smiles SA	490	5,685
Stroeer SE & Co. KGaA	200	9,866

		48,058

Common Stocks (continued)

	Shares	Market Value

Metals & Mining 0.4%
APERAM SA	480	$18,896
Boliden AB	380	6,646
Dowa Holdings Co., Ltd.	1,000	6,266
Hitachi Metals Ltd.	1,000	10,154
Mitsubishi Materials Corp.	3,000	9,515
Northern Star Resources Ltd.	2,000	5,949
voestalpine AG	193	6,965

		64,391

Multiline Retail 0.1%
Next PLC	247	18,383

Oil, Gas & Consumable Fuels 4.2%
BP PLC	3,055	16,831
Caltex Australia Ltd.	1,180	28,961
Contango Oil & Gas Co.*	2,750	34,595
Devon Energy Corp.	3,105	107,681
Marathon Petroleum Corp.	3,329	130,097
MOL Hungarian Oil & Gas PLC	220	13,442
Neste OYJ	1,231	39,447
Royal Dutch Shell PLC, Class B	608	15,963
Showa Shell Sekiyu KK	600	6,262
Star Petroleum Refining PCL*	34,000	10,693
Tesoro Corp.	1,422	113,319
Valero Energy Corp.	2,220	130,691
Woodside Petroleum Ltd.	645	13,810

		661,792

Paper & Forest Products 0.1%
Ence Energia y Celulosa SA	2,000	5,787
Mondi PLC	900	17,239

		23,026

Personal Products 0.5%
Blackmores Ltd.	60	7,307
Kao Corp.	500	27,658
L’Oreal SA	150	27,247
Unilever PLC	430	19,213

		81,425

Pharmaceuticals 3.0%
AbbVie, Inc.	2,466	150,426
AstraZeneca PLC	210	12,048
GlaxoSmithKline PLC	1,200	25,647
Indivior PLC	4,000	9,420
Jazz Pharmaceuticals PLC*	305	45,963
Kaken Pharmaceutical Co., Ltd.	300	16,390
Mylan NV*	1,936	80,751
Novartis AG REG	169	12,861
Novo Nordisk A/S, Class B	363	20,268
Roche Holding AG	62	15,687
Sanofi	408	33,630
Shionogi & Co., Ltd.	500	25,521

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals (continued)
Taro Pharmaceutical Industries Ltd.*	100	$13,974
Teva Pharmaceutical Industries Ltd.	190	10,437

		473,023

Professional Services 0.6%
Adecco SA REG	330	21,303
CRA International, Inc.*	1,100	23,870
Pendrell Corp.*	81,500	41,964
Randstad Holding NV	250	13,434

		100,571

Real Estate Investment Trusts (REITs) 0.2%
Granite Real Estate Investment Trust	200	5,959
Klepierre	345	16,226
Link REIT	2,500	15,167

		37,352

Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A*	1,764	52,267
Cheung Kong Property Holdings Ltd.	1,000	6,830
Colliers International Group, Inc.	200	8,273
Daito Trust Construction Co., Ltd.	200	28,287
Daiwa House Industry Co., Ltd.	500	13,358
FirstService Corp.	200	8,987

		118,002

Road & Rail 0.2%
ArcBest Corp.	800	15,272
Central Japan Railway Co.	100	17,518

		32,790

Semiconductors & Semiconductor Equipment 0.5%
Brooks Automation, Inc.	5,100	48,246
Dialog Semiconductor PLC*	290	10,114
Ulvac, Inc.	700	21,463

		79,823

Software 1.4%
Constellation Software, Inc.	110	42,988
Glu Mobile, Inc.*	600	1,602
Nexon Co., Ltd.	500	7,508
Rosetta Stone, Inc.*	10,100	80,295
Seachange International, Inc.*	10,600	39,538
Telenav, Inc.*	9,800	55,860

		227,791

Specialty Retail 1.6%
Ross Stores, Inc.	666	37,816
TJX Cos., Inc. (The)	2,553	193,568
West Marine, Inc.*	2,100	21,042

		252,426

Common Stocks (continued)

	Shares	Market Value

Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	1,406	$131,798
FUJIFILM Holdings Corp.	300	12,315
Hewlett Packard Enterprise Co.	7,832	130,481
HP, Inc.	1,714	21,031
Imation Corp.*	20,400	32,028
Western Digital Corp.	2,602	106,331

		433,984

Textiles, Apparel & Luxury Goods 0.3%
Moncler SpA	710	11,540
Movado Group, Inc.	300	8,463
Pandora A/S	215	27,953

		47,956

Tobacco 2.3%
Altria Group, Inc.	3,070	192,520
Japan Tobacco, Inc.	100	4,086
Philip Morris International, Inc.	1,776	174,261

		370,867

Trading Companies & Distributors 0.7%
Ashtead Group PLC	710	9,442
Bunzl PLC	540	16,118
Erickson, Inc.*	2,400	3,600
Real Industry, Inc.*	3,100	27,404
United Rentals, Inc.*	806	53,946

		110,510

Transportation Infrastructure 0.2%
Aena SA*(a)	60	8,571
Airports of Thailand PCL	1,600	17,937

		26,508

Wireless Telecommunication Services 0.2%
KDDI Corp.	900	25,925

Total Common Stocks (cost $8,847,285)		8,569,739

Corporate Bonds 6.3%

	Principal Amount

Banks 1.5%
Citigroup, Inc., 4.40%, 06/10/25	$70,000	72,248
JPMorgan Chase & Co., 3.88%, 02/01/24	65,000	69,506
Wells Fargo & Co., Series M, 3.45%, 02/13/23	95,000	97,311

		239,065

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets 0.9%
Goldman Sachs Group, Inc. (The), 3.85%, 07/08/24	$75,000	$78,045
Morgan Stanley, Series F, 3.88%, 04/29/24	65,000	68,362

		146,407

Electric Utilities 0.9%
Florida Power & Light Co., 3.25%, 06/01/24	65,000	68,532
MidAmerican Energy Co., 3.50%, 10/15/24	65,000	69,796

		138,328

Information Technology Services 0.5%
International Business Machines Corp., 3.63%, 02/12/24	75,000	81,267

Insurance 1.0%
Berkshire Hathaway, Inc., 3.13%, 03/15/26	70,000	72,896
MetLife, Inc., Series D, 4.37%, 09/15/23	75,000	82,267

		155,163

Personal Products 0.5%
Procter & Gamble Co. (The), 6.45%, 01/15/26	55,000	73,462

Pharmaceuticals 0.5%
Wyeth LLC, 6.45%, 02/01/24	70,000	88,780

Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc., 3.45%, 05/06/24	80,000	85,436

Total Corporate Bonds (cost $972,393)		1,007,908

U.S. Government Mortgage Backed Agencies 13.5%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G30892 5.50%, 04/01/30	117,241	130,332
Pool# G30891 5.00%, 09/01/31	179,390	197,100
Pool# G30701 5.00%, 11/01/31	317,773	351,650
Pool# G30810 4.50%, 01/01/32	313,190	342,758

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool
Pool# AL7638 5.50%, 01/01/24	$134,118	$145,286
Pool# AL2194 5.50%, 05/01/25	79,955	85,650
Pool# AL6469 5.50%, 11/01/25	159,236	171,768
Pool# AL6303 5.00%, 06/01/26	115,314	123,500
Pool# AL7883 5.00%, 06/01/26	170,474	182,848
Pool# AE0213 5.50%, 12/01/29	70,953	79,366
Pool# AE0367 5.50%, 02/01/30	310,083	346,771

Total U.S. Government Mortgage Backed Agencies (cost $2,153,416)		2,157,029

U.S. Government Sponsored & Agency Obligations 14.0%
Federal Farm Credit Banks 0.60%, 03/02/18 (b)	255,000	255,022
0.60%, 03/26/18 (b)	345,000	345,130
0.46%, 05/17/18 (b)	495,000	493,594
Federal Home Loan Banks
0.58%, 08/09/17 (b)	535,000	535,358
0.57%, 10/25/17 (b)	495,000	495,075
Federal National Mortgage Association 1.75%, 06/08/18	110,000	110,136

Total U.S. Government Sponsored & Agency Obligations (cost $2,235,604)		2,234,315

U.S. Treasury Bond 10.2%
U.S. Treasury Bond,
2.75%, 08/15/42	1,580,000	1,619,931

Total U.S. Treasury Bond (cost $1,523,096)		1,619,931

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Exchange Traded Fund 0.3%

	Shares	Market Value

Mutual Funds 0.3%
iShares MSCI EAFE ETF	827	$48,322

Total Exchange Traded Fund (cost $47,357)		48,322

Total Investments (cost $15,779,151) (c) — 98.1%		15,637,244

Other assets in excess of liabilities — 1.9%		310,344

NET ASSETS — 100.0%		$15,947,588

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2016 was $8,571 which represents 0.05% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2016. The maturity date represents the actual maturity date.

(c)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

BM	Limited Liability

CN	China

ETF	Exchange Traded Fund

KGaA	Limited Partnership with shares

KK	Joint Stock Company

LLC	Limited Liability Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

SE	European Public Limited Liability Company

SpA	Limited Share Company

The accompanying notes are an integral part of these financial statement.

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Diverse Managers Fund
Assets:
Investments, at value (cost $15,779,151)	$15,637,244
Cash	289,617
Foreign currencies, at value (cost $97)	98
Interest and dividends receivable	46,922
Receivable for investments sold	4,806
Receivable for capital shares issued	692
Reclaims receivable	4,091
Receivable for investment advisory fees	5,049
Prepaid expenses	14,297

Total Assets	16,002,816

Liabilities:
Payable for investments purchased	20,022
Payable for capital shares redeemed	1,840
Accrued expenses and other payables:
Fund administration fees	8,142
Administrative servicing fees	56
Accounting and transfer agent fees	2,209
Trustee fees	31
Deferred capital gain country tax	605
Compliance program costs (Note 3)	8
Professional fees	16,625
Printing fees	5,247
Other	443

Total Liabilities	55,228

Net Assets	$15,947,588

Represented by:
Capital	$16,861,794
Accumulated undistributed net investment income	16,718
Accumulated net realized losses from investments and foreign currency transactions	(788,666)
Net unrealized appreciation/(depreciation) from investments†	(142,512)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	254

Net Assets	$15,947,588

†	Net of $605 of deferred capital gain country tax.

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Diverse Managers Fund
Net Assets:
Institutional Service Class Shares	$15,947,588

Total	$15,947,588

Shares Outstanding (unlimited number of shares authorized):
Institutional Service Class Shares	1,689,763

Total	1,689,763

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Institutional Service Class Shares	$9.44

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Diverse Managers Fund
INVESTMENT INCOME:
Dividend income	$98,090
Interest income	69,595
Foreign tax withholding	(3,163)

Total Income	164,522

EXPENSES:
Investment advisory fees	46,927
Fund administration fees	48,747
Administrative servicing fees Institutional Service Class	13
Registration and filing fees	9,047
Professional fees	18,956
Printing fees	4,422
Trustee fees	235
Custodian fees	461
Accounting and transfer agent fees	7,906
Compliance program costs (Note 3)	36
Other	4,472

Total expenses before expenses reimbursed	141,222

Expenses reimbursed by adviser (Note 3)	(75,629)

Net Expenses	65,593

NET INVESTMENT INCOME	98,929

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(634,136)
Net realized gains from foreign currency transactions (Note 2)	53

Net realized losses from investments and foreign currency transactions	(634,083)

Net change in unrealized appreciation/(depreciation) from investments ††	377,847
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	493

Net change in unrealized appreciation/(depreciation) from investments, and translation of assets and liabilities denominated in foreign currencies	378,340

Net realized/unrealized losses from investments, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(255,743)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(156,814)

††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $605.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Diverse Managers Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$98,929	$189,793
Net realized losses from investments and foreign currency transactions	(634,083)	(95,637)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	378,340	(583,884)

Change in net assets resulting from operations	(156,814)	(489,728)

Distributions to Shareholders From:
Net investment income:
Institutional Service Class	(128,111)	(301,991)

Change in net assets from shareholder distributions	(128,111)	(301,991)

Change in net assets from capital transactions	164,509	614,327

Change in net assets	(120,416)	(177,392)

Net Assets:
Beginning of period	16,068,004	16,245,396

End of period	$15,947,588	$16,068,004

Accumulated undistributed net investment income at end of period	$16,718	$45,900

CAPITAL TRANSACTIONS:
Institutional Service Class Shares
Proceeds from shares issued	$251,531	$532,033
Dividends reinvested	128,111	301,991
Cost of shares redeemed	(215,133)	(219,697)

Total Institutional Service Class Shares	164,509	614,327

Change in net assets from capital transactions	$164,509	$614,327

SHARE TRANSACTIONS:
Institutional Service Class Shares
Issued	27,008	54,405
Reinvested	13,697	30,842
Redeemed	(23,192)	(22,614)

Total Institutional Service Class Shares	17,513	62,633

Total change in shares	17,513	62,633

The accompanying notes are an integral part of these financial statements

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Diverse Managers Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)	Portfolio Turnover (e)
Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.61	0.06	(0.15)	(0.09)	(0.08)	(0.08)	$9.44	(0.97%	)	$15,947,588	0.84%	1.27%	1.81%	35.23%
Year Ended October 31, 2015	$10.09	0.12	(0.41)	(0.29)	(0.19)	(0.19)	$9.61	(2.94%	)	$16,068,004	0.84%	1.16%	1.79%	61.26%
Period Ended October 31, 2014 (f)	$10.00	0.07	0.05	0.12	(0.03)	(0.03)	$10.09	1.19%		$16,245,396	0.85%	1.10%	1.99%	31.69%

(a)	Per share calculations were performed using average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	For the period from April 1, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 31, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Geneva Mid Cap Growth Fund

Asset Allocation†

Common Stocks	96.8%
Repurchase Agreements	3.2%
Mutual Fund	0.3%
Liabilities in excess of other assets	(0.3%)
100.0%

Top Industries††

Software	12.6%
Health Care Equipment & Supplies	12.6%
Information Technology Services	9.5%
Specialty Retail	8.1%
Machinery	6.4%
Textiles, Apparel & Luxury Goods	4.6%
Banks	3.9%
Capital Markets	3.5%
Internet Software & Services	3.1%
Food Products	3.0%
Other Industries*	32.7%
100.0%

Top Holdings††

Tractor Supply Co.	3.1%
O’Reilly Automotive, Inc.	2.9%
Fiserv, Inc.	2.6%
Church & Dwight Co., Inc.	2.5%
Manhattan Associates, Inc.	2.5%
LKQ Corp.	2.4%
Amphenol Corp., Class A	2.4%
Carter’s, Inc.	2.3%
Tyler Technologies, Inc.	2.3%
C.R. Bard, Inc.	2.3%
Other Holdings*	74.7%
100.0%
†	Percentages indicated are based upon net assets as of April 30, 2016.
††	Percentages indicated are based upon total investments as of April 30, 2016.
*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

Shareholder Expense Example	Nationwide Geneva Mid Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Geneva Mid Cap Growth Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	958.70	5.60	1.15
	Hypothetical	(a)(b)	1,000.00	1,019.14	5.77	1.15
Class C Shares	Actual	(a)	1,000.00	955.60	9.14	1.88
	Hypothetical	(a)(b)	1,000.00	1,015.51	9.42	1.88
Institutional Service Class Shares	Actual	(a)	1,000.00	960.00	4.63	0.95
	Hypothetical	(a)(b)	1,000.00	1,020.14	4.77	0.95
Institutional Class Shares	Actual	(a)	1,000.00	960.50	3.85	0.79
	Hypothetical	(a)(b)	1,000.00	1,020.93	3.97	0.79

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks 96.8%

	Shares	Market Value

Banks 3.9%
East West Bancorp, Inc.	499,913	$18,741,738
Signature Bank*	144,918	19,974,048

		38,715,786

Capital Markets 3.5%
Affiliated Managers Group, Inc.*	94,096	16,026,431
Raymond James Financial, Inc.	353,389	18,436,304

		34,462,735

Commercial Services & Supplies 2.6%
Copart, Inc.*	338,582	14,504,853
Stericycle, Inc.*	115,315	11,019,501

		25,524,354

Distributors 2.5%
LKQ Corp.*	760,857	24,385,467

Diversified Financial Services 2.0%
Intercontinental Exchange, Inc.	83,212	19,973,376

Electrical Equipment 1.8%
Acuity Brands, Inc.	73,440	17,911,282

Electronic Equipment, Instruments & Components 2.4%
Amphenol Corp., Class A	433,619	24,208,949

Food Products 3.0%
Hain Celestial Group, Inc. (The)*	322,650	13,506,129
J.M. Smucker Co. (The)	128,757	16,349,564

		29,855,693

Health Care Equipment & Supplies 12.6%
ABIOMED, Inc.*	48,963	4,756,266
Align Technology, Inc.*	266,220	19,218,422
C.R. Bard, Inc.	107,011	22,704,524
Cooper Cos., Inc. (The)	103,501	15,843,933
Dentsply Sirona, Inc.	336,804	20,073,518
IDEXX Laboratories, Inc.*	151,375	12,768,481
STERIS PLC	205,168	14,499,222
Varian Medical Systems, Inc.*	182,343	14,802,605

		124,666,971

Health Care Technology 2.2%
Cerner Corp.*	382,625	21,480,567

Hotels, Restaurants & Leisure 2.1%
Panera Bread Co., Class A*	95,828	20,554,148

Household Products 2.5%
Church & Dwight Co., Inc.	265,498	24,611,665

Common Stocks (continued)

	Shares	Market Value

Industrial Conglomerates 1.6%
Roper Technologies, Inc.	90,828	$15,993,902

Information Technology Services 9.5%
Broadridge Financial Solutions, Inc.	331,883	19,859,879
Cognizant Technology Solutions Corp., Class A*	352,093	20,551,668
Fiserv, Inc.*	265,991	25,992,640
Gartner, Inc.*	227,499	19,831,088
MAXIMUS, Inc.	154,851	8,191,618

		94,426,893

Internet Software & Services 3.1%
CoStar Group, Inc.*	95,851	18,912,361
j2 Global, Inc.	180,955	11,494,261

		30,406,622

Leisure Products 0.9%
Polaris Industries, Inc. (a)	92,995	9,102,351

Life Sciences Tools & Services 1.6%
PAREXEL International Corp.*	263,066	16,073,333

Machinery 6.4%
IDEX Corp.	214,057	17,531,268
Middleby Corp. (The)*	190,177	20,851,006
Snap-on, Inc.	84,542	13,465,850
Wabtec Corp.	141,729	11,753,586

		63,601,710

Pharmaceuticals 1.2%
Perrigo Co. PLC	123,481	11,936,908

Professional Services 2.1%
Verisk Analytics, Inc., Class A*	273,698	21,233,491

Road & Rail 1.5%
J.B. Hunt Transport Services, Inc.	180,095	14,926,274

Software 12.7%
ANSYS, Inc.*	201,004	18,245,133
Intuit, Inc.	221,856	22,383,052
Manhattan Associates, Inc.*	403,729	24,441,754
Red Hat, Inc.*	270,338	19,834,699
Tyler Technologies, Inc.*	155,665	22,790,913
Ultimate Software Group, Inc. (The)*	90,621	17,815,182

		125,510,733

Specialty Retail 8.1%
O’Reilly Automotive, Inc.*	111,243	29,221,311
Tiffany & Co.	159,863	11,406,225

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Tractor Supply Co.	325,403	$30,802,648
Williams-Sonoma, Inc.	150,951	8,872,900

		80,303,084

Textiles, Apparel & Luxury Goods 4.6%
Carter’s, Inc.	216,534	23,097,682
Under Armour, Inc., Class A* (a)	262,797	11,547,300
Under Armour, Inc., Class C*	262,797	10,722,118

		45,367,100

Trading Companies & Distributors 2.4%
Beacon Roofing Supply, Inc.*	211,522	9,038,335
Fastenal Co. (a)	305,951	14,315,447

		23,353,782

Total Common Stocks (cost $735,653,196)		958,587,176

Mutual Fund 0.3%
Money Market Fund 0.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37% (b)(c)	2,696,562	2,696,562

Total Mutual Fund (cost $2,696,562)		2,696,562

Repurchase Agreements 3.2%

	Principal Amount

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $10,982,526, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $11,201,916. (c)(d)	$10,982,269	10,982,269
Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $20,463,150, collateralized by U.S. Treasury Notes, ranging from 1.50% - 2.63%, maturing 05/31/20 - 12/31/22; total market value $20,871,949. (c)(d)	20,462,690	20,462,690

Total Repurchase Agreements (cost $31,444,959)		31,444,959

Repurchase Agreements (continued)

Market Value

Total Investments (cost $769,794,717) (e) — 100.3%	$992,728,697

Liabilities in excess of other assets — (0.3%)	(3,111,508)

NET ASSETS — 100.0%	$989,617,189

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $33,069,986.

(b)	Represents 7-day effective yield as of April 30, 2016.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2016 was $34,141,521.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

PLC	Public Limited Company

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund
Assets:
Investments, at value* (cost $738,349,758)	$961,283,738
Repurchase agreements, at value (cost $31,444,959)	31,444,959

Total Investments, at value (total cost $769,794,717)	992,728,697

Cash	30,724,576
Dividends receivable	182,930
Security lending income receivable	12,068
Receivable for capital shares issued	2,262,571
Prepaid expenses	79,248

Total Assets	1,025,990,090

Liabilities:
Payable for capital shares redeemed	978,106
Payable upon return of securities loaned (Note 2)	34,141,521
Accrued expenses and other payables:
Investment advisory fees	564,099
Fund administration fees	28,571
Distribution fees	89,265
Administrative servicing fees	295,119
Accounting and transfer agent fees	74,330
Trustee fees	1,984
Custodian fees	7,813
Compliance program costs (Note 3)	463
Professional fees	17,126
Printing fees	172,001
Other	2,503

Total Liabilities	36,372,901

Net Assets	$989,617,189

Represented by:
Capital	$744,884,848
Accumulated distributions in excess of net investment loss	(8,031,613)
Accumulated net realized gains from investments	29,829,974
Net unrealized appreciation/(depreciation) from investments	222,933,980

Net Assets	$989,617,189

*	Includes value of securities on loan of $33,069,986 (Note 2).

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund
Net Assets:
Class A Shares	$175,260,004
Class C Shares	63,424,237
Institutional Service Class Shares	719,417,164
Institutional Class Shares	31,515,784

Total	$989,617,189

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	7,270,934
Class C Shares	3,084,286
Institutional Service Class Shares	29,115,548
Institutional Class Shares	1,269,557

Total	40,740,325

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$24.10
Class C Shares (b)	$20.56
Institutional Service Class Shares	$24.71
Institutional Class Shares	$24.82
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$25.57

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$2,601,563
Income from securities lending (Note 2)	55,354
Interest income	43,612

Total Income	2,700,529

EXPENSES:
Investment advisory fees	3,388,841
Fund administration fees	159,252
Distribution fees Class A	223,067
Distribution fees Class C	335,519
Administrative servicing fees Class A	99,483
Administrative servicing fees Class C	28,965
Administrative servicing fees Institutional Service Class	584,927
Registration and filing fees	66,350
Professional fees	26,386
Printing fees	130,856
Trustee fees	14,730
Custodian fees	19,122
Accounting and transfer agent fees	44,312
Compliance program costs (Note 3)	2,235
Other	16,828

Total Expenses	5,140,873

NET INVESTMENT LOSS	(2,440,344)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	31,622,401
Net change in unrealized appreciation/(depreciation) from investments	(73,839,763)

Net realized/unrealized losses from investments	(42,217,362)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(44,657,706)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Geneva Mid Cap Growth Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(2,440,344)	$(7,150,086)
Net realized gains from investments	31,622,401	121,348,840
Net change in unrealized appreciation/(depreciation) from investments	(73,839,763)	19,265,459

Change in net assets resulting from operations	(44,657,706)	133,464,213

Distributions to Shareholders From:
Net realized gains:
Class A	(22,549,859)	(64,241,063)
Class C	(9,673,870)	(14,113,684)
Institutional Service Class	(87,362,147)	(100,635,198)
Institutional Class	(2,513,583)	(765,378)

Change in net assets from shareholder distributions	(122,099,459)	(179,755,323)

Change in net assets from capital transactions	52,499,583	(183,825,845)

Change in net assets	(114,257,582)	(230,116,955)

Net Assets:
Beginning of period	1,103,874,771	1,333,991,726

End of period	$989,617,189	$1,103,874,771

Accumulated distributions in excess of net investment loss at end of period	$(8,031,613)	$(5,591,269)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$11,292,389	$59,561,906
Dividends reinvested	21,557,404	62,654,349
Cost of shares redeemed	(28,528,794)	(388,942,013)

Total Class A Shares	4,320,999	(266,725,758)

Class C Shares
Proceeds from shares issued	6,082,721	7,159,803
Dividends reinvested	9,091,609	13,368,847
Cost of shares redeemed	(17,265,528)	(30,037,979)

Total Class C Shares	(2,091,198)	(9,509,329)

Institutional Service Class Shares
Proceeds from shares issued	121,014,249	355,901,071
Dividends reinvested	84,922,925	97,616,208
Cost of shares redeemed	(168,881,219)	(380,314,158)

Total Institutional Service Class Shares	37,055,955	73,203,121

Institutional Class Shares
Proceeds from shares issued	13,098,824	20,699,496
Dividends reinvested	2,483,179	739,384
Cost of shares redeemed	(2,368,176)	(2,232,759)

Total Institutional Class Shares	13,213,827	19,206,121

Change in net assets from capital transactions	$52,499,583	$(183,825,845)

Statements of Changes in Net Assets (Continued)

	Nationwide Geneva Mid Cap Growth Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS:
Class A Shares
Issued	460,511	2,125,460
Reinvested	892,276	2,456,070
Redeemed	(1,164,901)	(13,599,827)

Total Class A Shares	187,886	(9,018,297)

Class C Shares
Issued	283,959	292,836
Reinvested	439,846	596,291
Redeemed	(798,829)	(1,221,422)

Total Class C Shares	(75,024)	(332,295)

Institutional Service Class Shares
Issued	4,895,361	12,230,496
Reinvested	3,431,229	3,754,470
Redeemed	(6,709,532)	(13,445,856)

Total Institutional Service Class Shares	1,617,058	2,539,110

Institutional Class Shares
Issued	523,787	738,697
Reinvested	99,927	28,383
Redeemed	(97,082)	(77,705)

Total Institutional Class Shares	526,632	689,375

Total change in shares	2,256,552	(6,122,107)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Geneva Mid Cap Growth Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Loss to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$28.54	(0.07)	(1.10)	(1.17)	(3.27)	(3.27)	$24.10	(4.13%	)	$175,260,004	1.15%	(0.60%	)	1.15%	8.24%
Year Ended October 31, 2015	$29.88	(0.20)	2.97	2.77	(4.11)	(4.11)	$28.54	10.89%		$202,116,190	1.20%	(0.72%	)	1.20%	15.30%
Period Ended October 31, 2014 (h)	$28.50	(0.06)	1.44	1.38	–	–	$29.88	4.84%		$481,151,390	1.26%	(0.81%	)	1.26%	5.12%
Year Ended July 31, 2014	$28.09	(0.24)	2.18	1.94	(1.53)	(1.53)	$28.50	6.96%		$476,141,617	1.25%	(0.81%	)	1.26%	32.13%
Year Ended July 31, 2013	$23.26	(0.20)	5.46	5.26	(0.43)	(0.43)	$28.09	22.96%		$475,430,830	1.38%	(0.79%	)	1.45%	26.00%
Year Ended July 31, 2012	$22.71	(0.20)	1.20	1.00	(0.45)	(0.45)	$23.26	4.46%		$346,311,494	1.38%	(0.88%	)	1.51%	17.00%
Year Ended July 31, 2011	$17.92	(0.20)	5.02	4.82	(0.03)	(0.03)	$22.71	26.82%		$195,872,031	1.38%	(0.92%	)	1.54%	23.00%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$24.92	(0.14)	(0.95)	(1.09)	(3.27)	(3.27)	$20.56	(4.44%	)	$63,424,237	1.88%	(1.33%	)	1.88%	8.24%
Year Ended October 31, 2015	$26.79	(0.35)	2.59	2.24	(4.11)	(4.11)	$24.92	10.06%		$78,741,743	1.88%	(1.40%	)	1.88%	15.30%
Period Ended October 31, 2014 (h)	$25.59	(0.10)	1.30	1.20	–	–	$26.79	4.69%		$93,527,500	1.92%	(1.47%	)	1.92%	5.12%
Year Ended July 31, 2014	$25.52	(0.37)	1.97	1.60	(1.53)	(1.53)	$25.59	6.30%		$95,287,969	1.87%	(1.43%	)	1.87%	32.13%
Year Ended July 31, 2013	$21.29	(0.32)	4.98	4.66	(0.43)	(0.43)	$25.52	22.26%		$96,702,988	1.98%	(1.39%	)	1.95%	26.00%
Year Ended July 31, 2012	$20.96	(0.32)	1.10	0.78	(0.45)	(0.45)	$21.29	3.77%		$67,244,463	1.98%	(1.48%	)	2.01%	17.00%
Year Ended July 31, 2011	$16.64	(0.31)	4.66	4.35	(0.03)	(0.03)	$20.96	26.14%		$32,580,381	1.98%	(1.52%	)	2.04%	23.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2016 (Unaudited)	$29.14	(0.05)	(1.11)	(1.16)	(3.27)	(3.27)	$24.71	(4.00%	)	$719,417,164	0.95%	(0.40%	)	0.95%	8.24%
Year Ended October 31, 2015	$30.36	(0.13)	3.02	2.89	(4.11)	(4.11)	$29.14	11.14%		$801,296,568	0.92%	(0.44%	)	0.92%	15.30%
Period Ended October 31, 2014 (h)	$28.92	(0.03)	1.47	1.44	–	–	$30.36	4.98%		$757,684,581	0.89%	(0.43%	)	0.89%	5.12%
Year Ended July 31, 2014	$28.41	(0.16)	2.20	2.04	(1.53)	(1.53)	$28.92	7.24%		$919,189,168	0.98%	(0.54%	)	0.99%	32.13%
Year Ended July 31, 2013	$23.46	(0.14)	5.52	5.38	(0.43)	(0.43)	$28.41	23.28%		$818,056,645	1.13%	(0.54%	)	1.02%	26.00%
Year Ended July 31, 2012	$22.85	(0.15)	1.21	1.06	(0.45)	(0.45)	$23.46	4.70%		$431,911,298	1.13%	(0.63%	)	1.26%	17.00%
Year Ended July 31, 2011	$17.98	(0.15)	5.05	4.90	(0.03)	(0.03)	$22.85	27.25%		$215,698,880	1.13%	(0.67%	)	1.29%	23.00%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$29.24	(0.03)	(1.12)	(1.15)	(3.27)	(3.27)	$24.82	(3.95%	)	$31,515,784	0.79%	(0.23%	)	0.79%	8.24%
Year Ended October 31, 2015	$30.41	(0.08)	3.02	2.94	(4.11)	(4.11)	$29.24	11.31%		$21,720,270	0.77%	(0.28%	)	0.77%	15.30%
Period Ended October 31, 2014 (h)	$28.96	(0.03)	1.48	1.45	–	–	$30.41	5.01%		$1,628,255	0.84%	(0.38%	)	0.84%	5.12%
Period Ended July 31, 2014 (j)	$29.70	(0.08)	0.87	0.79	(1.53)	(1.53)	$28.96	2.72%		$12,029,313	0.80%	(0.31%	)	0.80%	32.13%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Geneva Small Cap Growth Fund

Asset Allocation†

Common Stocks	96.6%
Repurchase Agreements	2.0%
Mutual Fund	0.2%
Other assets in excess of liabilities	1.2%
100.0%

Top Industries††

Health Care Equipment & Supplies	14.2%
Software	11.7%
Machinery	8.8%
Diversified Financial Services	5.1%
Hotels, Restaurants & Leisure	4.5%
Life Sciences Tools & Services	4.4%
Banks	4.3%
Chemicals	4.2%
Specialty Retail	3.8%
Health Care Technology	2.7%
Other Industries*	36.3%
100.0%

Top Holdings††

MarketAxess Holdings, Inc.	3.6%
Cantel Medical Corp.	3.6%
ABIOMED, Inc.	3.3%
Ultimate Software Group, Inc. (The)	3.2%
Tyler Technologies, Inc.	3.1%
Monro Muffler Brake, Inc.	2.9%
Bank of the Ozarks, Inc.	2.6%
Masimo Corp.	2.6%
Acuity Brands, Inc.	2.6%
Bright Horizons Family Solutions, Inc.	2.5%
Other Holdings*	70.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

Shareholder Expense Example	Nationwide Geneva Small Cap Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Geneva Small Cap Growth Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	971.50	6.42	1.31
	Hypothetical	(a)(b)	1,000.00	1,018.35	6.57	1.31
Class C Shares	Actual	(a)	1,000.00	967.70	10.23	2.09
	Hypothetical	(a)(b)	1,000.00	1,014.47	10.47	2.09
Institutional Service Class Shares	Actual	(a)	1,000.00	972.70	5.15	1.05
	Hypothetical	(a)(b)	1,000.00	1,019.64	5.27	1.05
Institutional Class Shares	Actual	(a)	1,000.00	973.30	4.61	0.94
	Hypothetical	(a)(b)	1,000.00	1,020.19	4.72	0.94

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Common Stocks 96.6%

	Shares	Market Value

Airlines 2.5%
Allegiant Travel Co.	55,631	$8,932,670

Auto Components 2.0%
Dorman Products, Inc.*	97,638	5,251,948
Gentherm, Inc.*	50,279	1,847,250

		7,099,198

Banks 4.2%
Bank of the Ozarks, Inc.	225,282	9,304,147
Texas Capital Bancshares, Inc.*	126,022	5,774,328

		15,078,475

Building Products 1.1%
AAON, Inc.	146,214	3,877,595

Chemicals 4.2%
Balchem Corp.	118,236	7,254,961
Sensient Technologies Corp.	113,938	7,662,330

		14,917,291

Commercial Services & Supplies 2.5%
Healthcare Services Group, Inc.	231,283	8,754,062

Consumer Finance 1.1%
PRA Group, Inc.* (a)	113,614	3,769,713

Distributors 1.0%
LKQ Corp.*	115,074	3,688,122

Diversified Consumer Services 2.5%
Bright Horizons Family Solutions, Inc.*	136,321	8,945,384

Diversified Financial Services 5.0%
FactSet Research Systems, Inc.	34,628	5,220,171
MarketAxess Holdings, Inc.	104,288	12,802,395

		18,022,566

Electrical Equipment 2.5%
Acuity Brands, Inc.	37,060	9,038,563

Electronic Equipment, Instruments & Components 2.6%
Cognex Corp.	144,755	5,143,145
ePlus, Inc.*	53,766	4,322,249

		9,465,394

Energy Equipment & Services 1.0%
Dril-Quip, Inc.*	52,387	3,395,725

Food Products 1.7%
J&J Snack Foods Corp.	58,875	5,954,029

Health Care Equipment & Supplies 14.0%
ABIOMED, Inc.*	118,966	11,556,357
Cantel Medical Corp.	187,735	12,576,368

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
Globus Medical, Inc., Class A*	226,093	$5,661,369
Masimo Corp.*	209,306	9,073,415
Natus Medical, Inc.*	107,126	3,414,106
Neogen Corp.*	165,677	7,826,581

		50,108,196

Health Care Technology 2.7%
Medidata Solutions, Inc.*	137,537	6,000,739
Omnicell, Inc.*	115,317	3,674,000

		9,674,739

Hotels, Restaurants & Leisure 4.5%
Chuy’s Holdings, Inc.*	157,486	4,809,622
Panera Bread Co., Class A*	36,736	7,879,505
Red Robin Gourmet Burgers, Inc.*	51,820	3,361,045

		16,050,172

Information Technology Services 2.5%
ExlService Holdings, Inc.*	95,773	4,634,455
Virtusa Corp.*	120,588	4,285,698

		8,920,153

Internet Software & Services 1.3%
Envestnet, Inc.*	146,944	4,611,103

Life Sciences Tools & Services 4.3%
Bio-Techne Corp.	79,554	7,412,842
PAREXEL International Corp.*	133,239	8,140,903

		15,553,745

Machinery 8.7%
Barnes Group, Inc.	167,704	5,448,703
Donaldson Co., Inc.	170,137	5,560,077
Middleby Corp. (The)*	72,985	8,002,075
Proto Labs, Inc.* (a)	77,202	4,618,996
RBC Bearings, Inc.*	104,126	7,632,436

		31,262,287

Professional Services 1.4%
Exponent, Inc.	101,288	5,048,194

Road & Rail 2.1%
Genesee & Wyoming, Inc., Class A*	63,660	4,144,902
Marten Transport Ltd.	189,195	3,530,379

		7,675,281

Software 11.6%
Blackbaud, Inc.	141,673	8,751,141
Bottomline Technologies de, Inc.*	165,434	4,063,059
Fair Isaac Corp.	63,011	6,723,904
Tyler Technologies, Inc.*	73,878	10,816,478
Ultimate Software Group, Inc. (The)*	56,848	11,175,748

		41,530,330

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail 3.7%
Hibbett Sports, Inc.*	86,123	$3,109,041
Monro Muffler Brake, Inc.	147,674	10,221,994

		13,331,035

Technology Hardware, Storage & Peripherals 1.3%
Electronics For Imaging, Inc.*	118,723	4,729,924

Textiles, Apparel & Luxury Goods 1.5%
G-III Apparel Group Ltd.*	121,318	5,489,639

Thrifts & Mortgage Finance 1.4%
BofI Holding, Inc.*	252,368	5,140,736

Trading Companies & Distributors 1.7%
Beacon Roofing Supply, Inc.*	140,538	6,005,189

Total Common Stocks (cost $320,461,426)		346,069,510

Mutual Fund 0.2%
Money Market Fund 0.2%
Fidelity Institutional Money Market Fund — Institutional Class, 0.37% (b)(c)	600,172	600,172

Total Mutual Fund (cost $600,172)		600,172

Repurchase Agreements 2.0%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $2,444,371, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $2,493,201. (c)(d)	$2,444,314	$2,444,314
Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $4,554,466, collateralized by U.S. Treasury Notes, ranging from 1.50%-2.63%, maturing 05/31/20-12/31/22; total market value $4,645,452. (c)(d)	4,554,363	4,554,363

Total Repurchase Agreements (cost $6,998,677)		6,998,677

Total Investments (cost $328,060,275) (e) — 98.8%		353,668,359
Other assets in excess of liabilities — 1.2%		4,429,675

NET ASSETS — 100.0%		$358,098,034

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $7,149,505.

(b)	Represents 7-day effective yield as of April 30, 2016.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2016 was $7,598,849.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Geneva Small Cap Growth Fund
Assets:
Investments, at value* (cost $321,061,598)	$346,669,682
Repurchase agreements, at value (cost $6,998,677)	6,998,677

Total Investments, at value (total cost $328,060,275)	353,668,359

Cash	11,265,433
Dividends receivable	4,718
Security lending income receivable	2,283
Receivable for capital shares issued	1,746,921
Prepaid expenses	44,690

Total Assets	366,732,404

Liabilities:
Payable for capital shares redeemed	658,393
Payable upon return of securities loaned (Note 2)	7,598,849
Accrued expenses and other payables:
Investment advisory fees	243,087
Fund administration fees	13,182
Distribution fees	37,878
Administrative servicing fees	49,194
Trustee fees	381
Custodian fees	755
Compliance program costs (Note 3)	51
Professional fees	12,292
Printing fees	12,711
Recoupment fees (Note 3)	7,597

Total Liabilities	8,634,370

Net Assets	$358,098,034

Represented by:
Capital	$337,246,381
Accumulated distributions in excess of net investment loss	(2,496,725)
Accumulated net realized losses from investments	(2,259,706)
Net unrealized appreciation/(depreciation) from investments	25,608,084

Net Assets	$358,098,034

*	Includes value of securities on loan of $7,149,505 (Note 2).

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Geneva Small Cap Growth Fund
Net Assets:
Class A Shares	$71,424,330
Class C Shares	28,350,262
Institutional Service Class Shares	222,632,042
Institutional Class Shares	35,691,400

Total	$358,098,034

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,725,032
Class C Shares	719,978
Institutional Service Class Shares	5,263,244
Institutional Class Shares	841,207

Total	8,549,461

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$41.40
Class C Shares (b)	$39.38
Institutional Service Class Shares	$42.30
Institutional Class Shares	$42.43
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$43.93

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Geneva Small Cap Growth Fund
INVESTMENT INCOME:
Dividend income	$698,195
Interest income	22,670
Income from securities lending (Note 2)	18,194

Total Income	739,059

EXPENSES:
Investment advisory fees	1,299,787
Fund administration fees	74,756
Distribution fees Class A	81,379
Distribution fees Class C	121,806
Administrative servicing fees Class A	39,806
Administrative servicing fees Class C	9,744
Administrative servicing fees Institutional Service Class	99,204
Registration and filing fees	30,578
Professional fees	16,494
Printing fees	17,970
Trustee fees	4,499
Custodian fees	4,969
Accounting and transfer agent fees	16,975
Compliance program costs (Note 3)	720
Recoupment fees (Note 3)	8,911
Other	8,065

Total Expenses	1,835,663

NET INVESTMENT LOSS	(1,096,604)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(1,823,882)
Net change in unrealized appreciation/(depreciation) from investments	(3,756,487)

Net realized/unrealized losses from investments	(5,580,369)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,676,973)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Geneva Small Cap Growth Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(1,096,604)	$(1,508,595)
Net realized gains/(losses) from investments	(1,823,882)	14,031,015
Net change in unrealized appreciation/(depreciation) from investments	(3,756,487)	5,578,602

Change in net assets resulting from operations	(6,676,973)	18,101,022

Distributions to Shareholders From:
Net realized gains:
Class A	(3,166,731)	(1,872,308)
Class C	(1,139,308)	(926,519)
Institutional Service Class	(8,366,425)	(6,004,295)
Institutional Class	(1,505,659)	(40,360)

Change in net assets from shareholder distributions	(14,178,123)	(8,843,482)

Change in net assets from capital transactions	102,804,656	108,998,687

Change in net assets	81,949,560	118,256,227

Net Assets:
Beginning of period	276,148,474	157,892,247

End of period	$358,098,034	$276,148,474

Accumulated distributions in excess of net investment loss at end of period	$(2,496,725)	$(1,400,121)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$30,639,901	$31,413,951
Dividends reinvested	3,143,285	1,853,097
Cost of shares redeemed	(16,419,275)	(8,637,995)

Total Class A Shares	17,363,911	24,629,053

Class C Shares
Proceeds from shares issued	10,242,527	7,175,913
Dividends reinvested	1,064,204	900,375
Cost of shares redeemed	(1,830,169)	(4,027,314)

Total Class C Shares	9,476,562	4,048,974

Institutional Service Class Shares
Proceeds from shares issued	124,382,999	88,016,823
Dividends reinvested	7,730,950	5,296,653
Cost of shares redeemed	(64,697,713)	(41,843,437)

Total Institutional Service Class Shares	67,416,236	51,470,039

Institutional Class Shares
Proceeds from shares issued	11,636,979	29,306,597
Dividends reinvested	1,385,013	25,986
Cost of shares redeemed	(4,474,045)	(481,962)

Total Institutional Class Shares	8,547,947	28,850,621

Change in net assets from capital transactions	$102,804,656	$108,998,687

Statements of Changes in Net Assets (Continued)

	Nationwide Geneva Small Cap Growth Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS:
Class A Shares
Issued	742,228	715,418
Reinvested	74,556	48,258
Redeemed	(405,479)	(202,704)

Total Class A Shares	411,305	560,972

Class C Shares
Issued	257,274	169,726
Reinvested	26,466	24,348
Redeemed	(47,272)	(97,988)

Total Class C Shares	236,468	96,086

Institutional Service Class Shares
Issued	2,981,222	1,962,708
Reinvested	179,706	135,672
Redeemed	(1,553,515)	(972,252)

Total Institutional Service Class Shares	1,607,413	1,126,128

Institutional Class Shares
Issued	267,305	641,084
Reinvested	32,105	664
Redeemed	(104,970)	(10,736)

Total Institutional Class Shares	194,440	631,012

Total change in shares	2,449,626	2,414,198

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Geneva Small Cap Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Loss to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$44.80	(0.17)	(1.07)	(1.24)	(2.16)	(2.16)	–	$41.40	(2.85%	) (h)	$71,424,330	1.31%	(0.84)%	1.31%	5.33%
Year Ended October 31, 2015	$42.54	(0.43)	5.23	4.80	(2.54)	(2.54)	–	$44.80	12.27%	(h)	$58,860,727	1.43%	(1.00)%	1.43%	31.89%
Period Ended October 31, 2014 (i)	$39.92	(0.13)	2.75	2.62	–	–	–	$42.54	6.56%		$32,021,519	1.62%	(1.29)%	1.66%	7.48%
Year Ended July 31, 2014	$40.05	(0.49)	1.76	1.27	(1.40)	(1.40)	–	$39.92	2.94%		$27,931,521	1.59%	(1.15)%	1.61%	27.16%
Year Ended July 31, 2013	$31.36	(0.42)	10.63	10.21	(1.52)	(1.52)	–	$40.05	33.86%		$24,629,215	1.62%	(1.21)%	1.88%	30.00%
Year Ended July 31, 2012	$30.87	(0.38)	1.80	1.42	(0.93)	(0.93)	–	$31.36	4.69%		$9,925,067	1.62%	(1.26)%	2.07%	45.00%
Year Ended July 31, 2011	$24.39	(0.39)	7.90	7.51	(1.03)	(1.03)	–	$30.87	30.90%		$9,000,251	1.62%	(1.30)%	2.25%	45.00%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$42.88	(0.32)	(1.02)	(1.34)	(2.16)	(2.16)	–	$39.38	(3.23%	)	$28,350,262	2.09%	(1.63)%	2.09%	5.33%
Year Ended October 31, 2015	$41.10	(0.71)	5.03	4.32	(2.54)	(2.54)	–	$42.88	11.49%		$20,731,518	2.16%	(1.70)%	2.16%	31.89%
Period Ended October 31, 2014 (i)	$38.62	(0.19)	2.67	2.48	–	–	–	$41.10	6.42%		$15,922,693	2.22%	(1.89)%	2.36%	7.48%
Year Ended July 31, 2014	$39.04	(0.73)	1.71	0.98	(1.40)	(1.40)	–	$38.62	2.26%		$15,458,648	2.22%	(1.78)%	2.26%	27.16%
Year Ended July 31, 2013	$30.78	(0.62)	10.40	9.78	(1.52)	(1.52)	–	$39.04	33.08%		$11,961,250	2.22%	(1.81)%	2.38%	30.00%
Year Ended July 31, 2012	$30.49	(0.56)	1.78	1.22	(0.93)	(0.93)	–	$30.78	4.09%		$3,798,576	2.22%	(1.86)%	2.57%	45.00%
Year Ended July 31, 2011	$24.23	(0.58)	7.87	7.29	(1.03)	(1.03)	–	$30.49	30.18%		$2,133,507	2.22%	(1.90)%	2.75%	45.00%

Institutional Service Class Shares (j)
Six Months Ended April 30, 2016 (Unaudited)	$45.67	(0.12)	(1.09)	(1.21)	(2.16)	(2.16)	–	$42.30	(2.73%	)	$222,632,042	1.05%	(0.57)%	1.05%	5.33%
Year Ended October 31, 2015	$43.19	(0.31)	5.33	5.02	(2.54)	(2.54)	–	$45.67	12.61%		$166,949,030	1.16%	(0.71)%	1.16%	31.89%
Period Ended October 31, 2014 (i)	$40.50	(0.11)	2.80	2.69	–	–	–	$43.19	6.64%		$109,266,656	1.37%	(1.04)%	1.38%	7.48%
Year Ended July 31, 2014	$40.51	(0.37)	1.76	1.39	(1.40)	(1.40)	–	$40.50	3.21%		$97,340,606	1.30%	(0.86)%	1.33%	27.16%
Year Ended July 31, 2013	$31.63	(0.34)	10.74	10.40	(1.52)	(1.52)	–	$40.51	34.18%		$73,085,618	1.36%	(0.95)%	1.63%	30.00%
Year Ended July 31, 2012	$31.04	(0.30)	1.82	1.52	(0.93)	(0.93)	–	$31.63	4.99%		$25,370,929	1.35%	(0.99)%	1.82%	45.00%
Year Ended July 31, 2011	$24.45	(0.31)	7.93	7.62	(1.03)	(1.03)	–	$31.04	31.28%		$12,477,289	1.35%	(1.03)%	2.00%	45.00%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$45.78	(0.10)	(1.09)	(1.19)	(2.16)	(2.16)	–	$42.43	(2.67%	)	$35,691,400	0.94%	(0.47)%	0.94%	5.33%
Year Ended October 31, 2015	$43.25	(0.32)	5.39	5.07	(2.54)	(2.54)	–	$45.78	12.72%		$29,607,199	0.94%	(0.71)%	0.94%	31.89%
Period Ended October 31, 2014 (i)	$40.54	(0.09)	2.80	2.71	–	–	–	$43.25	6.68%		$681,379	1.22%	(0.90)%	1.28%	7.48%
Period Ended July 31, 2014 (k)	$43.05	(0.28)	(0.83)	(1.11)	(1.40)	(1.40)	–	$40.54	(2.79%	)	$483,778	1.18%	(0.77)%	1.18%	27.16%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i)	For the period from August 1, 2014 through October 31, 2014.
(j)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Growth Fund

Asset Allocation†

Common Stocks	93.9%
Exchange Traded Fund	2.5%
Right††	0.0%
Other assets in excess of liabilities	3.6%
100.0%

Top Industries†††

Internet Software & Services	10.3%
Information Technology Services	7.6%
Biotechnology	7.5%
Software	6.6%
Media	6.3%
Health Care Providers & Services	5.7%
Pharmaceuticals	5.3%
Technology Hardware, Storage & Peripherals	5.0%
Specialty Retail	4.4%
Food Products	4.0%
Other Industries	37.3%
100.0%

Top Holdings†††

Alphabet, Inc., Class A	5.5%
Apple, Inc.	5.0%
Facebook, Inc., Class A	3.7%
Home Depot, Inc. (The)	3.0%
Microsoft Corp.	3.0%
Comcast Corp., Class A	2.7%
iShares Russell 1000 Growth ETF	2.5%
Amgen, Inc.	2.5%
Walt Disney Co. (The)	2.5%
UnitedHealth Group, Inc.	2.3%
Other Holdings	67.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

Shareholder Expense Example	Nationwide Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Growth Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	959.20	4.73	0.97
	Hypothetical	(a)(b)	1,000.00	1,020.04	4.87	0.97
Class C Shares	Actual	(a)	1,000.00	954.80	8.60	1.77
	Hypothetical	(a)(b)	1,000.00	1,016.06	8.87	1.77
Class R Shares	Actual	(a)	1,000.00	962.30	1.22	0.25
	Hypothetical	(a)(b)	1,000.00	1,023.62	1.26	0.25
Institutional Service Class Shares	Actual	(a)	1,000.00	960.30	4.34	0.89
	Hypothetical	(a)(b)	1,000.00	1,020.44	4.47	0.89
Institutional Class Shares	Actual	(a)	1,000.00	960.80	3.17	0.65
	Hypothetical	(a)(b)	1,000.00	1,021.63	3.27	0.65

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Growth Fund

Common Stocks 93.9%

	Shares	Market Value

Aerospace & Defense 2.9%
General Dynamics Corp.	7,735	$1,086,922
L-3 Communications Holdings, Inc.	12,140	1,596,774
Northrop Grumman Corp.	11,040	2,277,111
Textron, Inc.	22,075	853,861

		5,814,668

Airlines 0.5%
JetBlue Airways Corp.*	47,885	947,644

Auto Components 0.4%
Goodyear Tire & Rubber Co. (The)	30,155	873,590

Beverages 1.5%
Dr. Pepper Snapple Group, Inc.	33,260	3,023,667

Biotechnology 7.2%
Amgen, Inc.	30,880	4,888,304
Baxalta, Inc.	57,850	2,426,807
Celgene Corp.*	29,960	3,098,164
Gilead Sciences, Inc.	47,430	4,183,800

		14,597,075

Capital Markets 1.1%
E*TRADE Financial Corp.*	33,520	844,034
Morgan Stanley	49,755	1,346,370

		2,190,404

Chemicals 1.2%
LyondellBasell Industries NV, Class A	23,555	1,947,292
Westlake Chemical Corp.	9,510	477,307

		2,424,599

Commercial Services & Supplies 0.9%
Copart, Inc.*	40,450	1,732,878

Distributors 1.0%
Pool Corp.	22,965	2,007,371

Diversified Consumer Services 0.8%
ServiceMaster Global Holdings, Inc.*	43,445	1,664,812

Electrical Equipment 0.9%
Eaton Corp. PLC	29,865	1,889,559

Food & Staples Retailing 3.8%
CVS Health Corp.	37,345	3,753,172
Kroger Co. (The)	70,420	2,492,164
Sysco Corp.	30,570	1,408,360

		7,653,696

Common Stocks (continued)

	Shares	Market Value

Food Products 3.8%
General Mills, Inc.	36,830	$2,259,152
Hershey Co. (The)	16,650	1,550,281
Hormel Foods Corp.	49,660	1,914,393
Ingredion, Inc.	17,895	2,059,536

		7,783,362

Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	43,225	1,911,409

Health Care Providers & Services 5.5%
Cardinal Health, Inc.	23,895	1,874,802
Cigna Corp.	13,250	1,835,655
Express Scripts Holding Co.*	23,120	1,704,637
Molina Healthcare, Inc.*	21,680	1,122,157
UnitedHealth Group, Inc.	34,290	4,515,307

		11,052,558

Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.	28,925	1,800,581

Household Durables 2.1%
Helen of Troy Ltd.*	16,680	1,660,160
Mohawk Industries, Inc.*	7,955	1,532,372
Newell Brands, Inc.	23,940	1,090,228

		4,282,760

Household Products 3.4%
Clorox Co. (The)	16,720	2,093,846
Colgate-Palmolive Co.	44,045	3,123,671
Spectrum Brands Holdings, Inc.	13,825	1,570,520

		6,788,037

Industrial Conglomerates 0.6%
Danaher Corp.	12,900	1,248,075

Information Technology Services 7.3%
Broadridge Financial Solutions, Inc.	36,265	2,170,097
Convergys Corp.	63,330	1,678,245
CoreLogic, Inc.*	41,295	1,465,147
Euronet Worldwide, Inc.*	19,380	1,494,198
Fiserv, Inc.*	22,300	2,179,156
Vantiv, Inc., Class A*	32,955	1,797,366
Visa, Inc., Class A	51,760	3,997,942

		14,782,151

Internet & Catalog Retail 2.1%
Amazon.com, Inc.*	5,115	3,373,803
Netflix, Inc.*	10,164	915,065

		4,288,868

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services 10.0%
Alphabet, Inc., Class A*	15,130	$10,710,225
eBay, Inc.*	39,840	973,291
Facebook, Inc., Class A*	61,200	7,195,896
VeriSign, Inc.*	15,095	1,304,208

		20,183,620

Leisure Products 0.7%
Hasbro, Inc.	17,240	1,459,194

Life Sciences Tools & Services 1.0%
ICON PLC*	31,280	2,113,902

Machinery 0.8%
Deere & Co.	18,715	1,574,119

Media 6.1%
AMC Networks, Inc., Class A*	16,215	1,057,704
Comcast Corp., Class A	86,030	5,227,183
Discovery Communications, Inc., Class A*	48,400	1,321,804
Walt Disney Co. (The)	46,295	4,780,422

		12,387,113

Multiline Retail 2.2%
J.C. Penney Co., Inc.*	103,380	959,366
Macy’s, Inc.	32,490	1,286,279
Target Corp.	27,095	2,154,053

		4,399,698

Oil, Gas & Consumable Fuels 1.0%
Tesoro Corp.	10,555	841,128
World Fuel Services Corp.	25,090	1,172,456

		2,013,584

Pharmaceuticals 5.1%
AbbVie, Inc.	67,870	4,140,070
Eli Lilly & Co.	42,320	3,196,429
Johnson & Johnson	26,810	3,004,865

		10,341,364

Real Estate Investment Trusts (REITs) 0.3%
Tanger Factory Outlet Centers, Inc.	18,349	643,683

Real Estate Management & Development 0.5%
CBRE Group, Inc., Class A*	35,485	1,051,421

Semiconductors & Semiconductor Equipment 1.4%
Maxim Integrated Products, Inc.	43,870	1,567,036
QUALCOMM, Inc.	26,900	1,358,988

		2,926,024

Common Stocks (continued)

	Shares	Market Value

Software 6.3%
Cadence Design Systems, Inc.*	60,845	$1,410,995
Check Point Software Technologies Ltd.*	19,725	1,634,611
Citrix Systems, Inc.*	18,695	1,529,999
Electronic Arts, Inc.*	37,580	2,324,323
Microsoft Corp.	118,640	5,916,577

		12,816,505

Specialty Retail 4.2%
Home Depot, Inc. (The)	44,435	5,949,402
O’Reilly Automotive, Inc.*	9,990	2,624,173

		8,573,575

Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	103,370	9,689,904

Trading Companies & Distributors 0.7%
United Rentals, Inc.*	20,540	1,374,742

Total Common Stocks (cost $170,711,868)		190,306,212

Right 0.0%†

	Number of Rights

Biotechnology 0.0%†
Dyax Corp. CVR*	43,975	48,812

Total Right (cost $–)		48,812

Exchange Traded Fund 2.5%

	Shares

Exchange Traded Fund 2.5%
iShares Russell 1000 Growth ETF	50,000	4,942,500

Total Exchange Traded Fund (cost $4,447,943)		4,942,500

Total Investments (cost $175,159,811) (a) — 96.4%		195,297,524

Other assets in excess of liabilities — 3.6%		7,337,175

NET ASSETS — 100.0%		$202,634,699

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Growth Fund (Continued)

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights

ETF	Exchange Traded Fund

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Growth Fund
Assets:
Investments, at value (cost $175,159,811)	$195,297,524
Cash	2,939,270
Dividends receivable	164,652
Receivable for investments sold	5,011,836
Receivable for capital shares issued	171,184
Prepaid expenses	44,648

Total Assets	203,629,114

Liabilities:
Payable for investments purchased	687,813
Payable for capital shares redeemed	115,734
Accrued expenses and other payables:
Investment advisory fees	60,653
Fund administration fees	10,663
Distribution fees	11,338
Administrative servicing fees	9,034
Accounting and transfer agent fees	50,726
Trustee fees	410
Custodian fees	1,551
Compliance program costs (Note 3)	96
Professional fees	13,116
Printing fees	33,281

Total Liabilities	994,415

Net Assets	$202,634,699

Represented by:
Capital	$180,231,175
Accumulated undistributed net investment income	308,165
Accumulated net realized gains from investments	1,957,646
Net unrealized appreciation/(depreciation) from investments	20,137,713

Net Assets	$202,634,699

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Growth Fund
Net Assets:
Class A Shares	$28,703,804
Class C Shares	6,371,404
Class R Shares	132,842
Institutional Service Class Shares	19,466,935
Institutional Class Shares	147,959,714

Total	$202,634,699

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,836,990
Class C Shares	778,752
Class R Shares	13,288
Institutional Service Class Shares	1,832,039
Institutional Class Shares	13,976,715

Total	19,437,784

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.12
Class C Shares (b)	$8.18
Class R Shares	$10.00
Institutional Service Class Shares	$10.63
Institutional Class Shares	$10.59
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.74

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Growth Fund
INVESTMENT INCOME:
Dividend income	$1,304,532
Interest income	8,846

Total Income	1,313,378

EXPENSES:
Investment advisory fees	621,917
Fund administration fees	64,353
Distribution fees Class A	39,160
Distribution fees Class C	31,604
Distribution fees Class R	320
Administrative servicing fees Class A	11,268
Administrative servicing fees Class C	3,677
Administrative servicing fees Institutional Service Class	23,163
Registration and filing fees	29,485
Professional fees	15,059
Printing fees	24,244
Trustee fees	3,099
Custodian fees	3,926
Accounting and transfer agent fees	148,139
Compliance program costs (Note 3)	471
Other	7,609

Total expenses before expenses reimbursed	1,027,494

Expenses reimbursed by adviser (Note 3)	(246,158)

Net Expenses	781,336

NET INVESTMENT INCOME	532,042

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	2,017,238
Net change in unrealized appreciation/(depreciation) from investments	(11,635,241)

Net realized/unrealized losses from investments	(9,618,003)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,085,961)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Growth Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$532,042	$778,301
Net realized gains from investments	2,017,238	9,522,778
Net change in unrealized appreciation/(depreciation) from investments	(11,635,241)	7,869,710

Change in net assets resulting from operations	(9,085,961)	18,170,789

Distributions to Shareholders From:
Net investment income:
Class A	(73,547)	(44,146)
Class C	(4,290)	–
Class R	(153)	–
Institutional Service Class	(41,242)	(42,097)
Institutional Class	(437,877)	(986,169)
Net realized gains:
Class A	(1,576,005)	(5,251,662)
Class C	(356,785)	(1,050,943)
Class R	(6,046)	(90,232)
Institutional Service Class	(816,039)	(3,234,089)
Institutional Class	(6,735,762)	(29,288,668)

Change in net assets from shareholder distributions	(10,047,746)	(39,988,006)

Change in net assets from capital transactions	(1,806,798)	36,277,152

Change in net assets	(20,940,505)	14,459,935

Net Assets:
Beginning of period	223,575,204	209,115,269

End of period	$202,634,699	$223,575,204

Accumulated undistributed net investment income at end of period	$308,165	$333,232

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$6,087,746	$14,768,450
Dividends reinvested	1,608,762	5,058,116
Cost of shares redeemed	(11,369,328)	(9,505,148)

Total Class A Shares	(3,672,820)	10,321,418

Class C Shares
Proceeds from shares issued	863,053	2,424,904
Dividends reinvested	276,563	773,051
Cost of shares redeemed	(615,725)	(606,406)

Total Class C Shares	523,891	2,591,549

Class R Shares
Proceeds from shares issued	19,676	186,454
Dividends reinvested	2,717	394
Cost of shares redeemed	(942)	(455,608)

Total Class R Shares	21,451	(268,760)

Statements of Changes in Net Assets (Continued)

	Nationwide Growth Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$5,100,209	$12,263,418
Dividends reinvested	823,070	3,133,717
Cost of shares redeemed	(5,047,536)	(9,409,191)

Total Institutional Service Class Shares	875,743	5,987,944

Institutional Class Shares
Proceeds from shares issued	2,680,247	4,173,854
Dividends reinvested	6,983,391	29,406,549
Cost of shares redeemed	(9,218,701)	(15,935,402)

Total Institutional Class Shares	444,937	17,645,001

Change in net assets from capital transactions	$(1,806,798)	$36,277,152

SHARE TRANSACTIONS:
Class A Shares
Issued	590,701	1,377,233
Reinvested	154,096	503,295
Redeemed	(1,145,547)	(852,517)

Total Class A Shares	(400,750)	1,028,011

Class C Shares
Issued	103,032	268,598
Reinvested	32,652	93,251
Redeemed	(73,707)	(67,325)

Total Class C Shares	61,977	294,524

Class R Shares
Issued	1,866	17,820
Reinvested	264	40
Redeemed	(93)	(43,723)

Total Class R Shares	2,037	(25,863)

Institutional Service Class Shares
Issued	494,596	1,051,699
Reinvested	75,097	297,882
Redeemed	(475,591)	(818,408)

Total Institutional Service Class Shares	94,102	531,173

Institutional Class Shares
Issued	251,283	361,141
Reinvested	640,091	2,806,937
Redeemed	(854,340)	(1,379,634)

Total Institutional Class Shares	37,034	1,788,444

Total change in shares	(205,600)	3,616,289

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Growth Fund

		Operations			Distributions								Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$11.07	0.01	(0.45)	(0.44)	(0.02)	(0.49)	(0.51)	–	$10.12	(4.08%	)	$28,703,804	0.97%	0.29%		1.21%	56.11%
Year Ended October 31, 2015	$12.70	0.01	0.81	0.82	(0.02)	(2.43)	(2.45)	–	$11.07	8.41%		$35,834,674	0.96%	0.13%		1.17%	95.18%
Year Ended October 31, 2014	$11.74	0.03	2.02	2.05	(0.01)	(1.08)	(1.09)	–	$12.70	18.85%	(g)	$28,072,969	0.92%	0.22%		1.21%	159.77%
Year Ended October 31, 2013	$9.43	0.04	2.31	2.35	(0.04)	–	(0.04)	–	$11.74	24.89%		$23,726,994	0.84%	0.35%		1.21%	114.74%
Year Ended October 31, 2012	$8.76	–	0.67	0.67	–	–	–	–	$9.43	7.65%		$19,431,586	0.92%	(0.01%	)	1.28%	147.27%
Year Ended October 31, 2011	$8.03	(0.04)	0.77	0.73	–	–	–	–	$8.76	9.09%		$14,990,932	1.28%	(0.44%	)	1.32%	178.77%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.07	(0.02)	(0.37)	(0.39)	(0.01)	(0.49)	(0.50)	–	$8.18	(4.52%	)	$6,371,404	1.77%	(0.50%	)	2.01%	56.11%
Year Ended October 31, 2015	$10.91	(0.06)	0.65	0.59	–	(2.43)	(2.43)	–	$9.07	7.50%		$6,498,502	1.76%	(0.67%	)	1.96%	95.18%
Year Ended October 31, 2014	$10.28	(0.06)	1.77	1.71	–	(1.08)	(1.08)	–	$10.91	18.11%		$4,605,215	1.68%	(0.54%	)	1.97%	159.77%
Year Ended October 31, 2013	$8.29	(0.03)	2.02	1.99	–	–	–	–	$10.28	24.00%		$3,891,666	1.55%	(0.37%	)	1.91%	114.74%
Year Ended October 31, 2012	$7.75	(0.06)	0.60	0.54	–	–	–	–	$8.29	6.97%		$2,890,888	1.61%	(0.70%	)	1.97%	147.27%
Year Ended October 31, 2011	$7.16	(0.09)	0.68	0.59	–	–	–	–	$7.75	8.24%		$1,041,641	2.02%	(1.19%	)	2.06%	178.77%

Class R Shares (h)
Six Months Ended April 30, 2016 (Unaudited)	$10.90	0.05	(0.45)	(0.40)	(0.01)	(0.49)	(0.50)	–	$10.00	(3.77%	)	$132,842	0.25%	1.01%		0.49%	56.11%
Year Ended October 31, 2015	$12.57	(0.02)	0.78	0.76	–	(2.43)	(2.43)	–	$10.90	7.93%		$122,592	1.35%	(0.22%	)	1.55%	95.18%
Year Ended October 31, 2014	$11.65	(0.02)	2.03	2.01	(0.01)	(1.08)	(1.09)	–	$12.57	18.59%		$466,380	1.31%	(0.19%	)	1.60%	159.77%
Year Ended October 31, 2013	$9.36	0.02	2.28	2.30	(0.01)	–	(0.01)	–	$11.65	24.61%		$88,479	1.05%	0.24%		1.42%	114.74%
Year Ended October 31, 2012	$8.71	(0.02)	0.67	0.65	–	–	–	–	$9.36	7.46%		$177,069	1.14%	(0.23%	)	1.50%	147.27%
Year Ended October 31, 2011	$8.01	(0.07)	0.77	0.70	–	–	–	–	$8.71	8.74%		$107,360	1.66%	(0.78%	)	1.70%	178.77%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

Financial Highlights (Continued)

Selected data for each share of capital outstanding throughout the periods indicated

		Operations			Distributions								Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$11.59	0.02	(0.47)	(0.45)	(0.02)	(0.49)	(0.51)	–	$10.63	(3.97%	)	$19,466,935	0.89%	0.38%		1.13%	56.11%
Year Ended October 31, 2015	$13.19	0.02	0.84	0.86	(0.03)	(2.43)	(2.46)	–	$11.59	8.42%		$20,150,897	0.88%	0.21%		1.09%	95.18%
Year Ended October 31, 2014	$12.14	0.03	2.11	2.14	(0.01)	(1.08)	(1.09)	–	$13.19	18.99%		$15,921,009	0.85%	0.27%		1.11%	159.77%
Year Ended October 31, 2013	$9.75	0.05	2.37	2.42	(0.03)	–	(0.03)	–	$12.14	24.92%		$2,105,662	0.80%	0.48%		1.16%	114.74%
Period Ended October 31, 2012 (i)	$8.95	0.02	0.78	0.80	–	–	–	–	$9.75	8.94%		$41,688,164	0.80%	0.21%		1.16%	147.27%

Institutional Class Shares (j)
Six Months Ended April 30, 2016 (Unaudited)	$11.55	0.03	(0.47)	(0.44)	(0.03)	(0.49)	(0.52)	–	$10.59	(3.92%	)	$147,959,714	0.65%	0.62%		0.89%	56.11%
Year Ended October 31, 2015	$13.17	0.05	0.84	0.89	(0.08)	(2.43)	(2.51)	–	$11.55	8.73%		$160,968,539	0.65%	0.45%		0.85%	95.18%
Year Ended October 31, 2014	$12.10	0.07	2.10	2.17	(0.02)	(1.08)	(1.10)	–	$13.17	19.31%		$160,049,696	0.61%	0.53%		0.90%	159.77%
Year Ended October 31, 2013	$9.75	0.07	2.38	2.45	(0.10)	–	(0.10)	–	$12.10	25.23%		$143,352,461	0.55%	0.65%		0.92%	114.74%
Year Ended October 31, 2012	$9.03	0.03	0.69	0.72	–	–	–	–	$9.75	7.97%		$125,314,953	0.65%	0.27%		1.00%	147.27%
Year Ended October 31, 2011	$8.25	(0.02)	0.81	0.79	(0.01)	–	(0.01)	–	$9.03	9.54%		$127,243,832	1.03%	(0.17%	)	1.07%	178.77%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(i)	For the period from December 1, 2011 (commencement of operations) through October 31, 2012. Total return is calculated based on inception date of November 30, 2011 through October 31, 2012.
(j)	Effective August 1, 2012, Class D Shares were renamed Institutional Class Shares.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Herndon Mid Cap Value Fund

Asset Allocation†

Common Stocks	95.6%
Other assets in excess of liabilities	4.4%
100.0%

Top Industries††

Capital Markets	14.2%
Diversified Financial Services	10.0%
Chemicals	9.4%
Machinery	6.8%
Specialty Retail	6.0%
Oil, Gas & Consumable Fuels	5.3%
Real Estate Investment Trusts (REITs)	4.9%
Independent Power and Renewable Electricity Producers	4.5%
Information Technology Services	3.7%
Health Care Providers & Services	3.5%
Other Industries	31.7%
100.0%

Top Holdings††

AES Corp. (The)	4.5%
CBOE Holdings, Inc.	3.9%
S&P Global, Inc.	3.7%
DST Systems, Inc.	3.7%
Eaton Vance Corp.	3.5%
Toro Co. (The)	3.5%
Graco, Inc.	3.4%
Ross Stores, Inc.	3.3%
Harris Corp.	3.3%
Dollar Tree, Inc.	3.3%
Other Holdings	63.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

Shareholder Expense Example	Nationwide Herndon Mid Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Herndon Mid Cap Value Fund April 30,2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	955.80	5.84	1.20
	Hypothetical	(a)(b)	1,000.00	1,018.90	6.02	1.20
Class C Shares	Actual	(a)	1,000.00	952.40	8.93	1.84
	Hypothetical	(a)(b)	1,000.00	1,015.71	9.22	1.84
Institutional Service Class Shares	Actual	(a)	1,000.00	958.10	4.04	0.83
	Hypothetical	(a)(b)	1,000.00	1,020.74	4.17	0.83
Institutional Class Shares	Actual	(a)	1,000.00	957.00	4.62	0.95
	Hypothetical	(a)(b)	1,000.00	1,020.14	4.77	0.95

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Herndon Mid Cap Value Fund

Common Stocks 95.6%

	Shares	Market Value

Aerospace & Defense 2.4%
Rockwell Collins, Inc.	1,206	$106,357

Capital Markets 13.5%
Affiliated Managers Group, Inc.*	270	45,986
Ameriprise Financial, Inc.	402	38,552
Eaton Vance Corp.	4,318	149,100
Federated Investors, Inc., Class B	4,121	130,224
T. Rowe Price Group, Inc.	1,760	132,510
Waddell & Reed Financial, Inc., Class A	5,237	106,521

		602,893

Chemicals 9.0%
Celanese Corp., Series A	1,547	109,373
CF Industries Holdings, Inc.	2,697	89,190
Huntsman Corp.	4,967	78,181
NewMarket Corp.	307	124,660

		401,404

Communications Equipment 3.2%
Harris Corp.	1,772	141,778

Containers & Packaging 2.2%
Packaging Corp. of America	1,496	97,060

Diversified Financial Services 9.6%
CBOE Holdings, Inc.	2,679	165,991
Moody’s Corp.	1,091	104,430
S&P Global, Inc.	1,460	156,001

		426,422

Energy Equipment & Services 0.9%
Noble Corp. PLC	3,426	38,474

Food Products 1.3%
Campbell Soup Co.	941	58,069

Health Care Providers & Services 3.3%
AmerisourceBergen Corp.	1,122	95,482
Laboratory Corp. of America Holdings*	421	52,760

		148,242

Independent Power and Renewable Electricity Producers 4.3%
AES Corp. (The)	17,316	193,247

Information Technology Services 3.5%
DST Systems, Inc.	1,291	155,798

Leisure Products 1.9%
Polaris Industries, Inc.	884	86,526

Machinery 6.5%
Graco, Inc.	1,840	144,238
Toro Co. (The)	1,701	147,051

		291,289

Common Stocks (continued)

	Shares	Market Value

Multiline Retail 3.2%
Dollar Tree, Inc.*	1,774	$141,405

Oil, Gas & Consumable Fuels 5.1%
CVR Energy, Inc.	1,578	38,314
PBF Energy, Inc., Class A	3,210	103,298
Tesoro Corp.	1,057	84,232

		225,844

Personal Products 2.8%
Herbalife Ltd.*	2,166	125,520

Pharmaceuticals 1.0%
Jazz Pharmaceuticals PLC*	293	44,155

Real Estate Investment Trusts (REITs) 4.7%
Apartment Investment & Management Co., Class A	3,161	126,630
CBL & Associates Properties, Inc.	7,106	82,998

		209,628

Real Estate Management & Development 2.1%
CBRE Group, Inc., Class A*	3,132	92,801

Road & Rail 2.2%
Landstar System, Inc.	1,512	99,112

Software 2.9%
Symantec Corp.	7,904	131,562

Specialty Retail 5.7%
Bed Bath & Beyond, Inc.*	2,362	111,534
Ross Stores, Inc.	2,507	142,347

		253,881

Technology Hardware, Storage & Peripherals 3.2%
Western Digital Corp.	3,446	140,821

Trading Companies & Distributors 1.1%
United Rentals, Inc.*	731	48,926

Total Investments (cost $4,424,961) (a) — 95.6%		4,261,214
Other assets in excess of liabilities — 4.4%		194,201

NET ASSETS — 100.0%		$4,455,415

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Herndon Mid Cap Value Fund
Assets:
Investments, at value (cost $4,424,961)	$4,261,214
Cash	177,209
Dividends receivable	6,984
Receivable for capital shares issued	3,000
Receivable for investment advisory fees	11,597
Prepaid expenses	20,223

Total Assets	4,480,227

Liabilities:
Accrued expenses and other payables:
Fund administration fees	6,926
Distribution fees	101
Administrative servicing fees	4
Accounting and transfer agent fees	460
Trustee fees	180
Custodian fees	26
Compliance program costs (Note 3)	28
Professional fees	12,784
Printing fees	4,303

Total Liabilities	24,812

Net Assets	$4,455,415

Represented by:
Capital	$5,116,888
Accumulated undistributed net investment income	40,004
Accumulated net realized losses from investments	(537,730)
Net unrealized appreciation/(depreciation) from investments	(163,747)

Net Assets	$4,455,415

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Herndon Mid Cap Value Fund
Net Assets:
Class A Shares	$121,766
Class C Shares	94,737
Institutional Service Class Shares	4,150,605
Institutional Class Shares	88,307

Total	$4,455,415

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	13,957
Class C Shares	10,936
Institutional Service Class Shares	478,214
Institutional Class Shares	10,181

Total	513,288

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$8.72
Class C Shares (b)	$8.66
Institutional Service Class Shares	$8.68
Institutional Class Shares	$8.67
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.25

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Herndon Mid Cap Value Fund
INVESTMENT INCOME:
Dividend income	$70,166
Interest income	230

Total Income	70,396

EXPENSES:
Investment advisory fees	16,299
Fund administration fees	41,532
Distribution fees Class A	160
Distribution fees Class C	448
Registration and filing fees	22,535
Professional fees	11,850
Printing fees	3,759
Custodian fees	73
Accounting and transfer agent fees	2,023
Compliance program costs (Note 3)	2
Other	3,263

Total expenses before expenses reimbursed	101,944

Expenses reimbursed by adviser (Note 3)	(83,154)

Net Expenses	18,790

NET INVESTMENT INCOME	51,606

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(277,186)
Net change in unrealized appreciation/(depreciation) from investments	26,289

Net realized/unrealized losses from investments	(250,897)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(199,291)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Herndon Mid Cap Value Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$51,606	$48,106
Net realized losses from investments	(277,186)	(241,714)
Net change in unrealized appreciation/(depreciation) from investments	26,289	(144,346)

Change in net assets resulting from operations	(199,291)	(337,954)

Distributions to Shareholders From:
Net investment income:
Class A	(845)	(136)
Class C	(74)	–
Institutional Service Class	(49,610)	(22,913)
Institutional Class	(1,056)	(548)

Change in net assets from shareholder distributions	(51,585)	(23,597)

Change in net assets from capital transactions	41,115	68,671

Change in net assets	(209,761)	(292,880)

Net Assets:
Beginning of period	4,665,176	4,958,056

End of period	$4,455,415	$4,665,176

Accumulated undistributed net investment income at end of period	$40,004	$39,983

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$5,508	$39,270
Dividends reinvested	845	136
Cost of shares redeemed	(18,976)	–

Total Class A Shares	(12,623)	39,406

Class C Shares
Proceeds from shares issued	2,998	5,804
Dividends reinvested	74	–
Cost of shares redeemed	–	–

Total Class C Shares	3,072	5,804

Institutional Service Class Shares
Proceeds from shares issued	–	–
Dividends reinvested	49,610	22,913
Cost of shares redeemed	–	–

Total Institutional Service Class Shares	49,610	22,913

Institutional Class Shares
Proceeds from shares issued	–	–
Dividends reinvested	1,056	548
Cost of shares redeemed	–	–

Total Institutional Class Shares	1,056	548

Change in net assets from capital transactions	$41,115	$68,671

Statements of Changes in Net Assets (Continued)

	Nationwide Herndon Mid Cap Value Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS:
Class A Shares
Issued	651	3,893
Reinvested	97	15
Redeemed	(2,329)	–

Total Class A Shares	(1,581)	3,908

Class C Shares
Issued	346	581
Reinvested	9	–
Redeemed	–	–

Total Class C Shares	355	581

Institutional Service Class Shares
Issued	–	–
Reinvested	5,742	2,472
Redeemed	–	–

Total Institutional Service Class Shares	5,742	2,472

Institutional Class Shares
Issued	–	–
Reinvested	122	59
Redeemed	–	–

Total Institutional Class Shares	122	59

Total change in shares	4,638	7,020

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Herndon Mid Cap Value Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Losses from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.18	0.08	(0.49)	(0.41)	(0.05)	(0.05)	$8.72	(4.42%	)	$121,766	1.20%	1.99%		5.02%	19.95%
Year Ended October 31, 2015	$9.88	0.07	(0.76)	(0.69)	(0.01)	(0.01)	$9.18	(6.98%	)	$142,673	1.19%	0.76%		5.54%	46.74%
Period Ended October 31, 2014 (g)	$10.00	0.01	(0.13)	(0.12)	–	–	$9.88	(1.20%	)	$114,859	1.35%	0.26%		6.39%	12.97%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.10	0.06	(0.49)	(0.43)	(0.01)	(0.01)	$8.66	(4.76%	)	$94,737	1.84%	1.40%		5.67%	19.95%
Year Ended October 31, 2015	$9.85	–	(0.75)	(0.75)	–	–	$9.10	(7.61%	)	$96,273	1.95%	–		6.35%	46.74%
Period Ended October 31, 2014 (g)	$10.00	(0.02)	(0.13)	(0.15)	–	–	$9.85	(1.50%	)	$98,514	2.10%	(0.53%	)	7.07%	12.97%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.17	0.10	(0.48)	(0.38)	(0.11)	(0.11)	$8.68	(4.19%	)	$4,150,605	0.83%	2.41%		4.66%	19.95%
Year Ended October 31, 2015	$9.88	0.10	(0.76)	(0.66)	(0.05)	(0.05)	$9.17	(6.70%	)	$4,333,970	0.95%	1.00%		5.35%	46.74%
Period Ended October 31, 2014 (g)	$10.00	0.02	(0.14)	(0.12)	–	–	$9.88	(1.20%	)	$4,645,786	1.10%	0.47%		6.07%	12.97%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.17	0.10	(0.49)	(0.39)	(0.11)	(0.11)	$8.67	(4.30%	)	$88,307	0.95%	2.29%		4.78%	19.95%
Year Ended October 31, 2015	$9.89	0.10	(0.77)	(0.67)	(0.05)	(0.05)	$9.17	(6.73%	)	$92,260	0.95%	1.00%		5.35%	46.74%
Period Ended October 31, 2014 (g)	$10.00	0.02	(0.13)	(0.11)	–	–	$9.89	(1.10%	)	$98,897	0.95%	0.62%		5.92%	12.97%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from July 1, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of June 30, 2014 through October 31, 2014.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide HighMark Large Cap Core Equity Fund

Asset Allocation†

Common Stocks	99.0%
Other assets in excess of liabilities	1.0%
100.0%

Top Industries††

Oil, Gas & Consumable Fuels	7.3%
Real Estate Investment Trusts (REITs)	5.4%
Media	5.4%
Banks	4.7%
Specialty Retail	4.5%
Aerospace & Defense	4.5%
Software	4.4%
Biotechnology	3.9%
Technology Hardware, Storage & Peripherals	3.8%
Pharmaceuticals	3.5%
Other Industries	52.6%
100.0%

Top Holdings††

Apple, Inc.	3.8%
Wells Fargo & Co.	3.2%
General Dynamics Corp.	2.6%
Microsoft Corp.	2.6%
Cisco Systems, Inc.	2.4%
Home Depot, Inc. (The)	2.2%
Equity Residential	2.2%
Altria Group, Inc.	2.1%
Johnson & Johnson	2.1%
Graphic Packaging Holding Co.	2.0%
Other Holdings	74.8%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

Shareholder Expense Example	Nationwide HighMark Large Cap Core Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark Large Cap Core Equity Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	983.70	6.02	1.22
	Hypothetical	(a)(b)	1,000.00	1,018.80	6.12	1.22
Class C Shares	Actual	(a)	1,000.00	980.80	8.96	1.82
	Hypothetical	(a)(b)	1,000.00	1,015.81	9.12	1.82
Institutional Service Class Shares	Actual	(a)	1,000.00	985.20	4.49	0.91
	Hypothetical	(a)(b)	1,000.00	1,020.34	4.57	0.91
Institutional Class Shares	Actual	(a)	1,000.00	985.70	4.05	0.82
	Hypothetical	(a)(b)	1,000.00	1,020.79	4.12	0.82

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund

Common Stocks 99.0%

	Shares	Market Value

Aerospace & Defense 4.4%
BWX Technologies, Inc.	43,915	$1,466,322
General Dynamics Corp.	14,550	2,044,566

		3,510,888

Airlines 0.8%
Delta Air Lines, Inc.	14,520	605,048

Auto Components 1.1%
Visteon Corp.	10,570	842,112

Banks 4.7%
JPMorgan Chase & Co.	14,995	947,684
Regions Financial Corp.	26,130	245,100
Wells Fargo & Co.	50,685	2,533,236

		3,726,020

Beverages 1.7%
Coca-Cola Co. (The)	24,210	1,084,608
Molson Coors Brewing Co., Class B	2,865	273,980

		1,358,588

Biotechnology 3.9%
Amgen, Inc.	1,795	284,148
Biogen, Inc.*	2,435	669,601
Celgene Corp.*	3,604	372,690
Gilead Sciences, Inc.	15,053	1,327,825
Medivation, Inc.*	7,900	456,620

		3,110,884

Capital Markets 1.2%
Goldman Sachs Group, Inc. (The)	4,420	725,366
Lazard Ltd., Class A	7,570	272,899

		998,265

Chemicals 1.6%
Cabot Corp.	5,680	277,127
Dow Chemical Co. (The)	7,600	399,836
PPG Industries, Inc.	5,265	581,203

		1,258,166

Commercial Services & Supplies 1.6%
KAR Auction Services, Inc.	34,190	1,285,544

Communications Equipment 2.8%
Cisco Systems, Inc.	69,120	1,900,109
Viavi Solutions, Inc.*	52,365	340,896

		2,241,005

Consumer Finance 1.1%
Discover Financial Services	16,240	913,825

Common Stocks (continued)

	Shares	Market Value

Containers & Packaging 2.0%
Graphic Packaging Holding Co.	121,080	$1,607,942

Diversified Consumer Services 0.3%
Graham Holdings Co., Class B	575	274,010

Diversified Financial Services 0.8%
Berkshire Hathaway, Inc., Class B*	2,745	399,342
Voya Financial, Inc.	7,580	246,123

		645,465

Diversified Telecommunication Services 1.3%
AT&T, Inc.	17,770	689,832
Verizon Communications, Inc.	6,510	331,619

		1,021,451

Electric Utilities 1.7%
American Electric Power Co., Inc.	9,325	592,137
NextEra Energy, Inc.	6,205	729,584

		1,321,721

Energy Equipment & Services 0.9%
Schlumberger Ltd.	9,395	754,794

Food & Staples Retailing 1.1%
CVS Health Corp.	8,772	881,586

Food Products 1.4%
Mondelez International, Inc., Class A	26,377	1,133,156

Health Care Equipment & Supplies 0.4%
Baxter International, Inc.	7,360	325,459

Health Care Providers & Services 2.9%
Brookdale Senior Living, Inc.*	38,415	709,141
McKesson Corp.	7,495	1,257,811
UnitedHealth Group, Inc.	2,945	387,797

		2,354,749

Hotels, Restaurants & Leisure 1.9%
Aramark	11,845	396,926
Carnival Corp.	14,390	705,829
McDonald’s Corp.	3,030	383,265

		1,486,020

Household Products 1.3%
Procter & Gamble Co. (The)	12,845	1,029,141

Industrial Conglomerates 1.4%
General Electric Co.	37,235	1,144,976

Information Technology Services 1.8%
Amdocs Ltd.	8,185	462,780
Broadridge Financial Solutions, Inc.	5,075	303,688

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Information Technology Services (continued)
CoreLogic, Inc.*	14,370	$509,847
Xerox Corp.	18,640	178,944

		1,455,259

Insurance 1.7%
American National Insurance Co.	2,725	316,427
CNA Financial Corp.	12,490	394,684
Lincoln National Corp.	14,300	621,335

		1,332,446

Internet & Catalog Retail 2.3%
Amazon.com, Inc.*	2,390	1,576,420
Priceline Group, Inc. (The)*	175	235,141

		1,811,561

Internet Software & Services 2.3%
Alphabet, Inc., Class A*	1,690	1,196,317
Alphabet, Inc., Class C*	873	604,998

		1,801,315

Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	5,520	796,260

Machinery 1.1%
Allison Transmission Holdings, Inc.	19,055	548,975
Ingersoll-Rand PLC	4,615	302,467

		851,442

Media 5.3%
Comcast Corp., Class A	16,640	1,011,046
DISH Network Corp., Class A*	11,650	574,229
John Wiley & Sons, Inc., Class A	5,580	276,712
Liberty Braves Group, Series C*	4,548	67,856
Liberty Broadband Corp., Series C*	5,340	305,715
Liberty Media Group, Series C*	11,371	204,678
Liberty SiriusXM Group, Series C*	45,485	1,456,430
Twenty-First Century Fox, Inc., Class A	11,745	355,404

		4,252,070

Metals & Mining 0.6%
Newmont Mining Corp.	14,045	491,154

Multi-Utilities 1.0%
Vectren Corp.	16,640	812,864

Oil, Gas & Consumable Fuels 7.2%
Anadarko Petroleum Corp.	5,349	282,213
Chevron Corp.	13,365	1,365,638
EOG Resources, Inc.	4,790	395,750
Exxon Mobil Corp.	11,160	986,544
HollyFrontier Corp.	25,340	902,104
Marathon Petroleum Corp.	10,905	426,167
Occidental Petroleum Corp.	9,146	701,041

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	5,715	$336,442
World Fuel Services Corp.	7,675	358,653

		5,754,552

Pharmaceuticals 3.5%
Johnson & Johnson	14,843	1,663,603
Merck & Co., Inc.	9,345	512,480
Pfizer, Inc.	18,720	612,331

		2,788,414

Real Estate Investment Trusts (REITs) 5.4%
Boston Properties, Inc.	3,195	411,708
Equity Commonwealth*	32,495	906,935
Equity Residential	25,795	1,755,866
Forest City Realty Trust, Inc., Class A	58,410	1,213,760

		4,288,269

Road & Rail 2.5%
CSX Corp.	35,775	975,584
Union Pacific Corp.	11,820	1,031,059

		2,006,643

Semiconductors & Semiconductor Equipment 3.3%
Applied Materials, Inc.	65,075	1,332,085
Xilinx, Inc.	29,355	1,264,614

		2,596,699

Software 4.4%
Adobe Systems, Inc.*	10,049	946,817
Microsoft Corp.	40,943	2,041,827
Oracle Corp.	12,793	509,929

		3,498,573

Specialty Retail 4.4%
Home Depot, Inc. (The)	13,252	1,774,310
Lowe’s Cos., Inc.	20,040	1,523,441
Murphy USA, Inc.*	4,025	231,116

		3,528,867

Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	32,043	3,003,711

Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc., Class B	16,503	972,687

Tobacco 3.2%
Altria Group, Inc.	27,010	1,693,797
Philip Morris International, Inc.	8,415	825,680

		2,519,477

Trading Companies & Distributors 0.3%
HD Supply Holdings, Inc.*	6,715	230,190

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	10,100	$298,657

Total Investments (cost $70,418,885) (a) — 99.0%		78,921,925
Other assets in excess of liabilities — 1.0%		808,283

NET ASSETS — 100.0%		$79,730,208

*	Denotes a non-income producing security.

(a)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At April 30, 2016, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
7	Russell 1000 Mini Future	06/17/16	$797,650	$280

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund
Assets:
Investments, at value (cost $70,418,885)	$78,921,925
Cash	783,241
Dividends receivable	48,352
Receivable for capital shares issued	863
Receivable for variation margin on futures contracts	16,544
Prepaid expenses	35,981

Total Assets	79,806,906

Liabilities:
Payable for capital shares redeemed	14
Accrued expenses and other payables:
Investment advisory fees	32,944
Fund administration fees	7,947
Distribution fees	7,764
Administrative servicing fees	9,115
Accounting and transfer agent fees	1,692
Trustee fees	86
Custodian fees	490
Compliance program costs (Note 3)	1,229
Professional fees	10,878
Printing fees	4,539

Total Liabilities	76,698

Net Assets	$79,730,208

Represented by:
Capital	$68,575,613
Accumulated undistributed net investment income	160,711
Accumulated net realized gains from investments and futures transactions	2,490,564
Net unrealized appreciation/(depreciation) from investments	8,503,040
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	280

Net Assets	$79,730,208

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund
Net Assets:
Class A Shares	$24,617,286
Class C Shares	3,256,562
Institutional Service Class Shares	12,058,572
Institutional Class Shares	39,797,788

Total	$79,730,208

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,992,368
Class C Shares	273,888
Institutional Service Class Shares	973,403
Institutional Class Shares	3,213,112

Total	6,452,771

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$12.36
Class C Shares (b)	$11.89
Institutional Service Class Shares	$12.39
Institutional Class Shares	$12.39
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$13.11

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund
INVESTMENT INCOME:
Dividend income	$857,553
Interest income	2,235

Total Income	859,788

EXPENSES:
Investment advisory fees	244,916
Fund administration fees	49,734
Distribution fees Class A	30,565
Distribution fees Class C	15,815
Administrative servicing fees Class A	15,894
Administrative servicing fees Class C	973
Administrative servicing fees Institutional Service Class	6,421
Registration and filing fees	28,695
Professional fees	13,547
Printing fees	6,226
Trustee fees	1,209
Custodian fees	1,572
Accounting and transfer agent fees	8,672
Other	6,668

Total expenses before expenses reimbursed	430,907

Expenses reimbursed by adviser (Note 3)	(21,470)

Net Expenses	409,437

NET INVESTMENT INCOME	450,351

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	2,773,296
Net realized gains from futures transactions (Note 2)	116,199

Net realized gains from investments and futures transactions	2,889,495

Net change in unrealized appreciation/(depreciation) from investments	(4,680,595)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(143,827)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(4,824,422)

Net realized/unrealized losses from investments and futures transactions	(1,934,927)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,484,576)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide HighMark Large Cap Core Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$450,351	$600,656
Net realized gains from investments and futures transactions	2,889,495	5,705,547
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(4,824,422)	(2,862,489)

Change in net assets resulting from operations	(1,484,576)	3,443,714

Distributions to Shareholders From:
Net investment income:
Class A	(90,258)	(122,225)
Class C	(4,670)	(6,388)
Institutional Service Class	(225,479)	(743,864)
Institutional Class	(73,170)	(793)
Net realized gains:
Class A	(1,682,041)	(393,541)
Class C	(223,037)	(43,732)
Institutional Service Class	(3,756,862)	(1,709,960)
Institutional Class	(21,906)	(1,595)

Change in net assets from shareholder distributions	(6,077,423)	(3,022,098)

Change in net assets from capital transactions	(2,192,450)	22,761,849

Change in net assets	(9,754,449)	23,183,465

Net Assets:
Beginning of period	89,484,657	66,301,192

End of period	$79,730,208	$89,484,657

Accumulated undistributed net investment income at end of period	$160,711	$103,937

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$338,793	$584,028
Proceeds from shares issued from merger (Note 11)	–	15,089,270
Dividends reinvested	1,742,677	513,623
Cost of shares redeemed	(1,687,562)	(2,257,542)

Total Class A Shares	393,908	13,929,379

Class C Shares
Proceeds from shares issued	138,389	204,043
Proceeds from shares issued from merger (Note 11)	–	2,185,100
Dividends reinvested	204,309	36,668
Cost of shares redeemed	(197,665)	(373,664)

Total Class C Shares	145,033	2,052,147

Institutional Service Class Shares
Proceeds from shares issued	281,061	2,090,965
Proceeds from shares issued from merger (Note 11)	–	12,815,155
Dividends reinvested	3,396,967	1,535,056
Cost of shares redeemed	(46,392,307)	(9,936,378)

Total Institutional Service Class Shares	(42,714,279)	6,504,798

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark Large Cap Core Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$41,288,558	$13,300
Proceeds from shares issued from merger (Note 11)	–	268,688
Dividends reinvested	25,834	2,388
Cost of shares redeemed	(1,331,504)	(8,851)

Total Institutional Class Shares	39,982,888	275,525

Change in net assets from capital transactions	$(2,192,450)	$22,761,849

SHARE TRANSACTIONS:
Class A Shares
Issued	27,830	43,467
Issued in merger (Note 11)	–	1,152,015
Reinvested	141,595	40,286
Redeemed	(135,196)	(167,306)

Total Class A Shares	34,229	1,068,462

Class C Shares
Issued	12,231	15,811
Issued in merger (Note 11)	–	172,720
Reinvested	17,227	2,984
Redeemed	(16,089)	(28,882)

Total Class C Shares	13,369	162,633

Institutional Service Class Shares
Issued	22,092	158,200
Issued in merger (Note 11)	–	975,942
Reinvested	275,295	120,507
Redeemed	(3,703,264)	(728,008)

Total Institutional Service Class Shares	(3,405,877)	526,641

Institutional Class Shares
Issued	3,298,065	962
Issued in merger (Note 11)	–	20,470
Reinvested	2,099	186
Redeemed	(111,550)	(640)

Total Institutional Class Shares	3,188,614	20,978

Total change in shares	(169,665)	1,778,714

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark Large Cap Core Equity Fund

		Operations			Distributions			Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$13.51	0.05	(0.27)	(0.22)	(0.05)	(0.88)	(0.93)	$12.36	(1.63%	)	$24,617,286	1.22%	0.89%		1.27%	26.29%
Year Ended October 31, 2015	$13.66	0.08	0.36	0.44	(0.14)	(0.45)	(0.59)	$13.51	3.54%		$26,446,449	1.22%	0.60%		1.24%	73.41%
Period Ended October 31, 2014 (h)	$13.19	0.02	0.45	0.47	–	–	–	$13.66	3.56%		$12,154,734	1.22%	0.58%		1.46%	10.45%
Year Ended July 31, 2014	$11.43	0.09	1.71	1.80	(0.04)	–	(0.04)	$13.19	15.72%		$11,954,280	1.22%	0.70%		1.34%	47.69%
Year Ended July 31, 2013	$9.17	0.10	2.25	2.35	(0.09)	–	(0.09)	$11.43	25.80%		$9,799,235	1.22%	0.96%		1.45%	63.00%
Year Ended July 31, 2012	$8.47	0.06	0.71	0.77	(0.07)	–	(0.07)	$9.17	9.12%		$3,537,695	1.23%	0.72%		1.53%	78.00%
Year Ended July 31, 2011	$7.23	0.07	1.24	1.31	(0.07)	–	(0.07)	$8.47	18.15%		$3,027,452	1.25%	0.79%		1.48%	68.00%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$13.04	0.02	(0.27)	(0.25)	(0.02)	(0.88)	(0.90)	$11.89	(1.92%	)	$3,256,562	1.82%	0.29%		1.95%	26.29%
Year Ended October 31, 2015	$13.21	(0.01)	0.36	0.35	(0.07)	(0.45)	(0.52)	$13.04	2.88%		$3,397,297	1.82%	(0.04%	)	1.94%	73.41%
Period Ended October 31, 2014 (h)	$12.78	–	0.43	0.43	–	–	–	$13.21	3.36%		$1,293,302	1.82%	(0.05%	)	2.13%	10.45%
Year Ended July 31, 2014	$11.11	0.01	1.67	1.68	(0.01)	–	(0.01)	$12.78	15.09%		$1,008,150	1.82%	0.11%		1.99%	47.69%
Year Ended July 31, 2013	$8.92	0.04	2.19	2.23	(0.04)	–	(0.04)	$11.11	25.01%		$995,957	1.82%	0.36%		1.95%	63.00%
Year Ended July 31, 2012	$8.24	0.01	0.69	0.70	(0.02)	–	(0.02)	$8.92	8.47%		$765,173	1.83%	0.12%		2.03%	78.00%
Year Ended July 31, 2011	$7.03	0.02	1.21	1.23	(0.02)	–	(0.02)	$8.24	17.48%		$639,507	1.85%	0.19%		1.98%	68.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2016 (Unaudited)	$13.54	0.09	(0.29)	(0.20)	(0.07)	(0.88)	(0.95)	$12.39	(1.48%	)	$12,058,572	0.91%	1.40%		0.91%	26.29%
Year Ended October 31, 2015	$13.71	0.14	0.34	0.48	(0.20)	(0.45)	(0.65)	$13.54	3.84%		$59,309,270	0.83%	1.06%		0.83%	73.41%
Period Ended October 31, 2014 (h)	$13.23	0.03	0.45	0.48	–	–	–	$13.71	3.63%		$52,804,909	0.97%	0.83%		1.08%	10.45%
Year Ended July 31, 2014	$11.46	0.12	1.72	1.84	(0.07)	–	(0.07)	$13.23	16.04%		$50,826,838	0.97%	0.95%		1.05%	47.69%
Year Ended July 31, 2013	$9.19	0.13	2.26	2.39	(0.12)	–	(0.12)	$11.46	26.21%		$49,991,919	0.93%	1.25%		1.20%	63.00%
Year Ended July 31, 2012	$8.49	0.09	0.70	0.79	(0.09)	–	(0.09)	$9.19	9.39%		$59,041,609	0.93%	1.02%		1.28%	78.00%
Year Ended July 31, 2011	$7.24	0.09	1.25	1.34	(0.09)	–	(0.09)	$8.49	18.63%		$53,369,484	0.96%	1.09%		1.23%	68.00%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$13.54	0.07	(0.27)	(0.20)	(0.07)	(0.88)	(0.95)	$12.39	(1.43%	)	$39,797,788	0.82%	1.12%		0.92%	26.29%
Year Ended October 31, 2015	$13.71	0.11	0.38	0.49	(0.21)	(0.45)	(0.66)	$13.54	3.91%		$331,641	0.82%	0.78%		0.85%	73.41%
Period Ended October 31, 2014 (h)	$13.22	0.03	0.46	0.49	–	–	–	$13.71	3.71%		$48,247	0.82%	0.98%		1.08%	10.45%
Period Ended July 31, 2014 (j)	$11.73	0.13	1.44	1.57	(0.08)	–	(0.08)	$13.22	13.44%		$46,542	0.82%	1.12%		0.92%	47.69%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide HighMark Small Cap Core Fund

Asset Allocation†

Common Stocks	96.1%
Repurchase Agreements	1.1%
Mutual Fund	0.1%
Other assets in excess of liabilities	2.7%
100.0%

Top Industries††

Real Estate Investment Trusts (REITs)	8.1%
Banks	6.5%
Hotels, Restaurants & Leisure	5.4%
Machinery	5.2%
Health Care Equipment & Supplies	5.1%
Biotechnology	4.0%
Information Technology Services	3.3%
Thrifts & Mortgage Finance	3.2%
Energy Equipment & Services	3.0%
Chemicals	2.9%
Other Industries*	53.3%
100.0%

Top Holdings††

Portland General Electric Co.	2.1%
Vail Resorts, Inc.	2.1%
Kaiser Aluminum Corp.	2.0%
West Pharmaceutical Services, Inc.	2.0%
First Industrial Realty Trust, Inc.	1.9%
CACI International, Inc., Class A	1.8%
Curtiss-Wright Corp.	1.8%
Essent Group Ltd.	1.7%
Korn/Ferry International	1.6%
Cambrex Corp.	1.3%
Other Holdings*	81.7%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

Shareholder Expense Example	Nationwide HighMark Small Cap Core Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide HighMark Small Cap Core Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	976.10	7.17	1.46
	Hypothetical	(a)(b)	1,000.00	1,017.60	7.32	1.46
Class C Shares	Actual	(a)	1,000.00	972.30	10.84	2.21
	Hypothetical	(a)(b)	1,000.00	1,013.87	11.07	2.21
Institutional Service Class Shares	Actual	(a)	1,000.00	977.30	5.65	1.15
	Hypothetical	(a)(b)	1,000.00	1,019.14	5.77	1.15
Institutional Class Shares	Actual	(a)	1,000.00	978.00	5.41	1.10
	Hypothetical	(a)(b)	1,000.00	1,019.39	5.52	1.10

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund

Common Stocks 96.1%

	Shares	Market Value

Aerospace & Defense 2.1%
AAR Corp.	18,000	$432,720
Curtiss-Wright Corp.	31,905	2,443,285

		2,876,005

Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.*	24,105	962,754

Airlines 0.3%
SkyWest, Inc.	19,700	462,950

Banks 6.3%
Banner Corp.	10,500	449,190
Columbia Banking System, Inc.	36,380	1,072,846
International Bancshares Corp.	15,290	400,445
PrivateBancorp, Inc.	32,905	1,369,177
Sterling Bancorp	70,735	1,155,810
Umpqua Holdings Corp.	77,035	1,219,464
United Community Banks, Inc.	48,600	978,318
Webster Financial Corp.	26,930	986,715
Western Alliance Bancorp*	29,835	1,091,365

		8,723,330

Biotechnology 3.9%
Adamas Pharmaceuticals, Inc.*	16,425	277,254
Axovant Sciences Ltd.*	34,260	445,380
Concert Pharmaceuticals, Inc.*	26,900	374,986
FibroGen, Inc.*	36,405	655,290
Five Prime Therapeutics, Inc.*	15,710	747,639
Infinity Pharmaceuticals, Inc.*	42,175	244,615
Kite Pharma, Inc.* (a)	7,125	329,745
Natera, Inc.*	42,700	419,314
OncoMed Pharmaceuticals, Inc.*	22,305	276,582
Ophthotech Corp.*	10,785	504,091
Repligen Corp.*	10,495	279,587
Trevena, Inc.*	40,995	319,351
Vitae Pharmaceuticals, Inc.* (a)	30,000	215,700
Xencor, Inc.*	22,730	278,442

		5,367,976

Building Products 2.0%
American Woodmark Corp.*	5,870	427,571
Apogee Enterprises, Inc.	13,750	569,800
Continental Building Products, Inc.*	44,215	867,056
Gibraltar Industries, Inc.*	35,360	935,272

		2,799,699

Capital Markets 2.6%
Cohen & Steers, Inc.	13,240	519,935
Houlihan Lokey, Inc.	33,400	842,014
Investment Technology Group, Inc.	47,290	923,101
OM Asset Management PLC	30,815	413,537
Virtu Financial, Inc., Class A	44,145	920,423

		3,619,010

Common Stocks (continued)

	Shares	Market Value

Chemicals 2.8%
Ferro Corp.*	27,345	$348,375
Innophos Holdings, Inc.	18,150	670,824
Koppers Holdings, Inc.*	25,815	648,731
Kraton Performance Polymers, Inc.*	32,335	734,328
Olin Corp.	68,300	1,488,257

		3,890,515

Commercial Services & Supplies 0.2%
Ennis, Inc.	17,350	339,019

Communications Equipment 0.7%
Comtech Telecommunications Corp.	17,545	424,589
Polycom, Inc.*	41,475	495,626

		920,215

Construction & Engineering 0.6%
Argan, Inc.	11,240	384,183
EMCOR Group, Inc.	8,360	405,293

		789,476

Consumer Finance 1.6%
Cash America International, Inc.	35,650	1,317,624
Nelnet, Inc., Class A	22,045	923,906

		2,241,530

Distributors 0.3%
Core-Mark Holding Co., Inc.	4,700	383,802

Diversified Consumer Services 0.5%
Strayer Education, Inc.*	15,230	756,017

Diversified Telecommunication Services 0.6%
Cincinnati Bell, Inc.*	115,305	440,465
Inteliquent, Inc.	23,350	387,377

		827,842

Electric Utilities 2.5%
El Paso Electric Co.	13,440	606,144
Portland General Electric Co.	71,680	2,847,130

		3,453,274

Electronic Equipment, Instruments & Components 2.5%
II-VI, Inc.*	19,780	412,809
Methode Electronics, Inc.	45,545	1,354,053
OSI Systems, Inc.*	15,045	765,640
Rogers Corp.*	6,835	392,055
Sanmina Corp.*	21,175	500,789

		3,425,346

Energy Equipment & Services 2.9%
Archrock, Inc.	60,975	600,604
Exterran Corp.*	30,492	466,527
Matrix Service Co.*	34,865	656,857
TETRA Technologies, Inc.*	234,430	1,687,896
Tidewater, Inc. (a)	65,700	575,532

		3,987,416

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Food & Staples Retailing 2.8%
Casey’s General Stores, Inc.	13,560	$1,518,720
PriceSmart, Inc.	5,335	461,691
Smart & Final Stores, Inc.*	37,100	590,632
SpartanNash Co.	25,305	700,948
SUPERVALU, Inc.*	110,665	556,645

		3,828,636

Food Products 1.4%
Darling Ingredients, Inc.*	98,930	1,433,496
John B. Sanfilippo & Son, Inc.	8,330	460,899

		1,894,395

Gas Utilities 0.5%
Chesapeake Utilities Corp.	10,685	635,971

Health Care Equipment & Supplies 5.0%
ABIOMED, Inc.*	6,740	654,724
DexCom, Inc.*	6,030	388,211
ICU Medical, Inc.*	5,335	529,979
LivaNova PLC*	23,905	1,260,511
NuVasive, Inc.*	27,045	1,431,762
West Pharmaceutical Services, Inc.	37,230	2,650,776

		6,915,963

Health Care Providers & Services 1.3%
Chemed Corp.	3,790	491,866
Healthways, Inc.*	43,355	505,086
LHC Group, Inc.*	10,310	415,905
Teladoc, Inc.* (a)	32,600	396,090

		1,808,947

Health Care Technology 1.0%
HealthStream, Inc.*	18,450	417,339
Omnicell, Inc.*	12,175	387,896
Press Ganey Holdings, Inc.*	20,205	615,646

		1,420,881

Hotels, Restaurants & Leisure 5.2%
Bloomin’ Brands, Inc.	49,640	928,268
Bojangles’, Inc.*	36,450	642,613
Boyd Gaming Corp.*	67,220	1,252,981
International Speedway Corp., Class A	7,620	255,194
Isle of Capri Casinos, Inc.*	32,400	482,760
La Quinta Holdings, Inc.*	34,960	446,439
Ruth’s Hospitality Group, Inc.	24,950	396,206
Vail Resorts, Inc.	21,900	2,839,116

		7,243,577

Household Durables 1.7%
Helen of Troy Ltd.*	3,795	377,716
Libbey, Inc.	14,845	276,117
Taylor Morrison Home Corp., Class A*	114,400	1,647,360

		2,301,193

Common Stocks (continued)

	Shares	Market Value

Information Technology Services 3.2%
CACI International, Inc., Class A*	25,900	$2,490,285
Euronet Worldwide, Inc.*	10,025	772,927
Hackett Group, Inc. (The)	22,735	338,297
ManTech International Corp., Class A	24,640	832,832

		4,434,341

Insurance 1.8%
Argo Group International Holdings Ltd.	20,725	1,139,253
Employers Holdings, Inc.	14,295	424,562
Navigators Group, Inc. (The)*	5,295	437,420
Stewart Information Services Corp.	14,500	504,890

		2,506,125

Internet & Catalog Retail 0.8%
Blue Nile, Inc.	12,330	317,868
Nutrisystem, Inc.	36,460	802,849

		1,120,717

Internet Software & Services 1.1%
EarthLink Holdings Corp.	139,800	812,238
Stamps.com, Inc.*	8,350	687,706

		1,499,944

Leisure Products 2.1%
Brunswick Corp.	8,105	389,283
Callaway Golf Co.	162,825	1,520,785
Sturm Ruger & Co., Inc.	16,425	1,051,693

		2,961,761

Life Sciences Tools & Services 1.7%
Cambrex Corp.*	35,785	1,726,269
INC Research Holdings, Inc., Class A*	12,495	601,384

		2,327,653

Machinery 5.1%
Albany International Corp., Class A	17,285	696,413
Barnes Group, Inc.	35,620	1,157,294
ESCO Technologies, Inc.	8,900	342,472
Federal Signal Corp.	29,095	398,311
John Bean Technologies Corp.	15,135	789,139
Kadant, Inc.	7,310	346,128
Lydall, Inc.*	13,240	487,100
Mueller Industries, Inc.	27,440	866,006
Mueller Water Products, Inc., Class A	40,730	437,847
Standex International Corp.	15,380	1,179,492
Tennant Co.	5,455	291,352

		6,991,554

Media 0.7%
Entravision Communications Corp., Class A	74,400	591,480
Gray Television, Inc.*	28,320	363,912

		955,392

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Metals & Mining 2.6%
Kaiser Aluminum Corp.	29,000	$2,750,070
Schnitzer Steel Industries, Inc., Class A	43,285	892,537

		3,642,607

Oil, Gas & Consumable Fuels 0.7%
Frontline Ltd. (a)	65,600	540,544
Teekay Tankers Ltd., Class A	55,570	218,946
Western Refining, Inc.	7,615	203,777

		963,267

Paper & Forest Products 1.2%
Neenah Paper, Inc.	9,685	630,396
Schweitzer-Mauduit International, Inc.	29,125	1,001,609

		1,632,005

Pharmaceuticals 2.1%
Aerie Pharmaceuticals, Inc.*	20,175	319,975
Dermira, Inc.*	14,180	358,612
Omeros Corp.*	42,650	565,113
Prestige Brands Holdings, Inc.*	7,675	435,787
Supernus Pharmaceuticals, Inc.*	71,925	1,234,233

		2,913,720

Professional Services 2.1%
ICF International, Inc.*	10,105	397,834
Korn/Ferry International	80,505	2,184,905
TrueBlue, Inc.*	20,555	384,173

		2,966,912

Real Estate Investment Trusts (REITs) 7.8%
Agree Realty Corp.	12,910	500,650
American Assets Trust, Inc.	11,290	447,874
Capstead Mortgage Corp.	81,275	789,993
DCT Industrial Trust, Inc.	8,805	355,458
DiamondRock Hospitality Co.	97,350	867,388
First Industrial Realty Trust, Inc.	109,070	2,502,066
GEO Group, Inc. (The)	53,805	1,723,374
Healthcare Realty Trust, Inc.	13,670	413,928
InfraREIT, Inc.	32,970	546,643
Lexington Realty Trust	36,840	323,455
Redwood Trust, Inc.	31,915	413,618
Ryman Hospitality Properties, Inc.	14,405	742,290
Sunstone Hotel Investors, Inc.	28,288	362,369
Xenia Hotels & Resorts, Inc.	56,955	875,968

		10,865,074

Real Estate Management & Development 0.3%
RE/MAX Holdings, Inc., Class A	10,740	395,232

Road & Rail 0.3%
YRC Worldwide, Inc.*	39,345	361,974

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment 2.2%
Advanced Energy Industries, Inc.*	41,350	$1,337,673
Intersil Corp., Class A	55,703	651,168
Tessera Technologies, Inc.	35,300	1,013,816

		3,002,657

Software 2.4%
ACI Worldwide, Inc.*	23,425	468,266
Monotype Imaging Holdings, Inc.	18,485	407,225
Pegasystems, Inc.	23,455	618,977
Progress Software Corp.*	9,370	239,122
RealPage, Inc.*	23,010	505,990
Rovi Corp.*	20,550	362,091
TiVo, Inc.*	77,260	771,055

		3,372,726

Specialty Retail 1.8%
Barnes & Noble, Inc.	43,525	511,419
Build-A-Bear Workshop, Inc.*	33,835	445,607
Caleres, Inc.	17,290	435,881
Citi Trends, Inc.	17,100	307,116
Sonic Automotive, Inc., Class A	45,200	847,952

		2,547,975

Textiles, Apparel & Luxury Goods 0.9%
Oxford Industries, Inc.	13,045	866,449
Perry Ellis International, Inc.*	18,510	352,615

		1,219,064

Thrifts & Mortgage Finance 3.2%
Dime Community Bancshares, Inc.	31,200	565,032
Essent Group Ltd.*	109,600	2,238,032
Radian Group, Inc.	52,460	670,963
WSFS Financial Corp.	26,313	898,326

		4,372,353

Total Common Stocks (cost $128,221,624)		132,928,792

Mutual Fund 0.1%
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.37% (b)(c)	133,848	133,848

Total Mutual Fund (cost $133,848)		133,848

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Repurchase Agreements 1.1%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $545,136, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $556,026. (c)(d)	$545,124	$545,124
Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $1,015,723, collateralized by U.S. Treasury Notes, ranging from 1.50% - 2.63%, maturing 05/31/20 - 12/31/22; total market value $1,036,015. (c)(d)	1,015,701	1,015,701

Total Repurchase Agreements (cost $1,560,825)		1,560,825

Total Investments (cost $129,916,297) (e) — 97.3%		134,623,465

Other assets in excess of liabilities — 2.7%		3,718,852

NET ASSETS — 100.0%		$138,342,317

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $1,639,000.

(b)	Represents 7-day effective yield as of April 30, 2016.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2016 was $1,694,673.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At April 30, 2016, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
46	Russell 2000 Mini Future	06/17/16	$5,192,020	$102,789

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund
Assets:
Investments, at value* (cost $128,355,472)	$133,062,640
Repurchase agreements, at value (cost $1,560,825)	1,560,825

Total Investments, at value (total cost $129,916,297)	134,623,465

Cash	5,037,240
Dividends receivable	69,406
Security lending income receivable	3,293
Receivable for capital shares issued	332,644
Receivable for variation margin on futures contracts	197,340
Prepaid expenses	41,425

Total Assets	140,304,813

Liabilities:
Payable for capital shares redeemed	107,572
Payable upon return of securities loaned (Note 2)	1,694,673
Accrued expenses and other payables:
Investment advisory fees	100,814
Fund administration fees	9,254
Distribution fees	10,354
Administrative servicing fees	12,636
Accounting and transfer agent fees	3,269
Trustee fees	268
Custodian fees	1,007
Compliance program costs (Note 3)	105
Professional fees	14,143
Printing fees	8,379
Recoupment fees (Note 3)	22

Total Liabilities	1,962,496

Net Assets	$138,342,317

Represented by:
Capital	$141,813,613
Accumulated distributions in excess of net investment income	(130,016)
Accumulated net realized losses from investments and futures transactions	(8,151,237)
Net unrealized appreciation/(depreciation) from investments	4,707,168
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	102,789

Net Assets	$138,342,317

*	Includes value of securities on loan of $1,639,000 (Note 2).

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund
Net Assets:
Class A Shares	$19,395,492
Class C Shares	7,711,824
Institutional Service Class Shares	46,545,409
Institutional Class Shares	64,689,592

Total	$138,342,317

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	677,292
Class C Shares	284,362
Institutional Service Class Shares	1,595,668
Institutional Class Shares	2,214,770

Total	4,772,092

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$28.64
Class C Shares (b)	$27.12
Institutional Service Class Shares	$29.17
Institutional Class Shares	$29.21
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$30.39

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund
INVESTMENT INCOME:
Dividend income	$1,223,348
Income from securities lending (Note 2)	35,971
Interest income	4,196

Total Income	1,263,515

EXPENSES:
Investment advisory fees	617,077
Fund administration fees	55,807
Distribution fees Class A	26,407
Distribution fees Class C	40,241
Administrative servicing fees Class A	12,675
Administrative servicing fees Class C	4,181
Administrative servicing fees Institutional Service Class	20,977
Registration and filing fees	25,455
Professional fees	15,015
Printing fees	10,978
Trustee fees	2,061
Custodian fees	2,624
Accounting and transfer agent fees	10,451
Compliance program costs (Note 3)	264
Recoupment fees (Note 3)	380
Other	7,129

Total Expenses	851,722

NET INVESTMENT INCOME	411,793

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(6,393,924)
Net realized losses from futures transactions (Note 2)	(183,576)

Net realized losses from investments and futures transactions	(6,577,500)

Net change in unrealized appreciation/(depreciation) from investments	1,754,452
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(25,234)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	1,729,218

Net realized/unrealized losses from investments and futures transactions	(4,848,282)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,436,489)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide HighMark Small Cap Core Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$411,793	$86,216
Net realized gains/(losses) from investments and futures transactions	(6,577,500)	15,972,082
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	1,729,218	(16,867,679)

Change in net assets resulting from operations	(4,436,489)	(809,381)

Distributions to Shareholders From:
Net investment income:
Class A	(34,970)	–
Class C	–	–
Institutional Service Class	(581,265)	–
Institutional Class	(2,210)	–
Net realized gains:
Class A	(649,976)	–
Class C	(262,681)	–
Institutional Service Class	(3,106,918)	–
Institutional Class	(10,953)	–

Change in net assets from shareholder distributions	(4,648,973)	–

Change in net assets from capital transactions	(1,147,323)	57,941,919

Change in net assets	(10,232,785)	57,132,538

Net Assets:
Beginning of period	148,575,102	91,442,564

End of period	$138,342,317	$148,575,102

Accumulated undistributed (distributions in excess of) net investment income at end of period	$(130,016)	$76,636

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$2,344,023	$23,782,980
Dividends reinvested	647,781	–
Cost of shares redeemed	(6,363,894)	(11,936,544)

Total Class A Shares	(3,372,090)	11,846,436

Class C Shares
Proceeds from shares issued	778,780	5,341,275
Dividends reinvested	205,016	–
Cost of shares redeemed	(1,663,899)	(524,428)

Total Class C Shares	(680,103)	4,816,847

Institutional Service Class Shares
Proceeds from shares issued	10,561,193	62,218,826
Dividends reinvested	2,174,714	–
Cost of shares redeemed	(75,107,524)	(21,275,759)

Total Institutional Service Class Shares	(62,371,617)	40,943,067

Statements of Changes in Net Assets (Continued)

	Nationwide HighMark Small Cap Core Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$67,153,373	$341,695
Dividends reinvested	13,163	–
Cost of shares redeemed	(1,890,049)	(6,126)

Total Institutional Class Shares	65,276,487	335,569

Change in net assets from capital transactions	$(1,147,323)	$57,941,919

SHARE TRANSACTIONS:
Class A Shares
Issued	83,459	767,699
Reinvested	22,547	–
Redeemed	(234,835)	(375,864)

Total Class A Shares	(128,829)	391,835

Class C Shares
Issued	28,149	178,986
Reinvested	7,515	–
Redeemed	(62,230)	(17,673)

Total Class C Shares	(26,566)	161,313

Institutional Service Class Shares
Issued	359,208	1,963,554
Reinvested	74,400	–
Redeemed	(2,565,589)	(675,214)

Total Institutional Service Class Shares	(2,131,981)	1,288,340

Institutional Class Shares
Issued	2,272,334	10,774
Reinvested	450	–
Redeemed	(68,971)	(198)

Total Institutional Class Shares	2,203,813	10,576

Total change in shares	(83,563)	1,852,064

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide HighMark Small Cap Core Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$30.22	0.05	(0.77)	(0.72)	(0.04)	(0.82)	(0.86)	–	$28.64	(2.39%	)	$19,395,492	1.46%	0.39%		1.46%	33.43%
Year Ended October 31, 2015	$30.10	(0.05)	0.17	0.12	–	–	–	–	$30.22	0.40%		$24,362,293	1.44%	(0.17%	)	1.44%	103.94%
Period Ended October 31, 2014 (h)	$28.36	(0.05)	1.79	1.74	–	–	–	–	$30.10	6.14%	(i)	$12,469,982	1.62%	(0.64%	)	1.66%	10.30%
Year Ended July 31, 2014	$25.02	(0.19)	3.53	3.34	–	–	–	–	$28.36	13.35%	(i)	$11,588,588	1.59%	(0.69%	)	1.62%	49.64%
Year Ended July 31, 2013	$19.00	(0.05)	6.07	6.02	–	–	–	–	$25.02	31.69%		$11,549,088	1.62%	(0.22%	)	1.80%	77.00%
Year Ended July 31, 2012	$19.09	(0.05)	(0.04)	(0.09)	–	–	–	–	$19.00	(0.52%	)	$10,869,386	1.62%	(0.27%	)	1.96%	106.00%	(j)
Year Ended July 31, 2011	$14.47	(0.11)	4.73	4.62	–	–	–	–	$19.09	32.00%		$536,163	1.62%	(0.62%	)	2.01%	67.00%
Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$28.73	(0.05)	(0.74)	(0.79)	–	(0.82)	(0.82)	–	$27.12	(2.77%	)	$7,711,824	2.21%	(0.36%	)	2.21%	33.43%
Year Ended October 31, 2015	$28.82	(0.27)	0.18	(0.09)	–	–	–	–	$28.73	(0.31%	)	$8,931,807	2.19%	(0.91%	)	2.19%	103.94%
Period Ended October 31, 2014 (h)	$27.20	(0.09)	1.71	1.62	–	–	–	–	$28.82	5.96%	(i)	$4,312,329	2.22%	(1.24%	)	2.42%	10.30%
Year Ended July 31, 2014	$24.14	(0.35)	3.41	3.06	–	–	–	–	$27.20	12.68%	(i)	$4,030,378	2.22%	(1.32%	)	2.29%	49.64%
Year Ended July 31, 2013	$18.45	(0.17)	5.86	5.69	–	–	–	–	$24.14	30.84%		$4,395,523	2.22%	(0.82%	)	2.30%	77.00%
Year Ended July 31, 2012	$18.65	(0.16)	(0.04)	(0.20)	–	–	–	–	$18.45	(1.07%	)	$3,812,858	2.22%	(0.87%	)	2.46%	106.00%	(j)
Year Ended July 31, 2011	$14.22	(0.22)	4.65	4.43	–	–	–	–	$18.65	31.15%		$216,583	2.22%	(1.22%	)	2.51%	67.00%
Institutional Service Class Shares (k)
Six Months Ended April 30, 2016 (Unaudited)	$30.84	0.10	(0.80)	(0.70)	(0.15)	(0.82)	(0.97)	–	$29.17	(2.27%	)	$46,545,409	1.15%	0.66%		1.15%	33.43%
Year Ended October 31, 2015	$30.60	0.06	0.18	0.24	–	–	–	–	$30.84	0.78%		$114,942,706	1.10%	0.18%		1.10%	103.94%
Period Ended October 31, 2014 (h)	$28.81	(0.03)	1.82	1.79	–	–	–	–	$30.60	6.21%	(i)	$74,648,581	1.33%	(0.35%	)	1.33%	10.30%
Year Ended July 31, 2014	$25.35	(0.12)	3.58	3.46	–	–	–	–	$28.81	13.65%	(i)	$69,395,173	1.33%	(0.43%	)	1.35%	49.64%
Year Ended July 31, 2013	$19.20	0.01	6.15	6.16	(0.01)	–	(0.01)	–	$25.35	32.07%		$57,898,679	1.34%	0.06%		1.56%	77.00%
Year Ended July 31, 2012	$19.24	0.01	(0.05)	(0.04)	–	–	–	–	$19.20	(0.21%	)	$46,390,420	1.33%	0.03%		1.71%	106.00%	(j)
Year Ended July 31, 2011	$14.54	(0.06)	4.76	4.70	–	–	–	–	$19.24	32.33%		$27,136,559	1.31%	(0.31%	)	1.76%	67.00%
Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$30.87	0.11	(0.78)	(0.67)	(0.17)	(0.82)	(0.99)	–	$29.21	(2.20%	)	$64,689,592	1.10%	0.81%		1.10%	33.43%
Year Ended October 31, 2015	$30.64	0.05	0.18	0.23	–	–	–	–	$30.87	0.75%		$338,296	1.05%	0.16%		1.05%	103.94%
Period Ended October 31, 2014 (h)	$28.84	(0.02)	1.82	1.80	–	–	–	–	$30.64	6.24%	(i)	$11,672	1.22%	(0.24%	)	1.33%	10.30%
Period Ended July 31, 2014 (l)	$26.26	(0.08)	2.66	2.58	–	–	–	–	$28.84	9.82%	(i)	$10,987	1.22%	(0.34%	)	1.25%	49.64%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j)	Excludes merger activity.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(l)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Small Company Growth Fund

Asset Allocation†

Common Stocks	98.6%
Repurchase Agreements	6.2%
Mutual Fund	0.5%
Liabilities in excess of other assets††	(5.3)%
100.0%

Top Industries†††

Software	29.3%
Health Care Equipment & Supplies	16.6%
Health Care Technology	11.0%
Electronic Equipment, Instruments & Components	10.8%
Machinery	6.2%
Life Sciences Tools & Services	4.9%
Chemicals	3.8%
Biotechnology	3.2%
Internet Software & Services	3.1%
Communications Equipment	2.7%
Other Industries*	8.4%
100.0%

Top Holdings†††

Tyler Technologies, Inc.	4.8%
FEI Co.	4.7%
Blackbaud, Inc.	4.5%
Medidata Solutions, Inc.	4.5%
ANSYS, Inc.	4.4%
Bio-Techne Corp.	4.3%
Cantel Medical Corp.	4.1%
Cognex Corp.	4.1%
ACI Worldwide, Inc.	4.0%
Manhattan Associates, Inc.	3.8%
Other Holdings*	56.8%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

Shareholder Expense Example	Nationwide Small Company Growth Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Small Company Growth Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	942.60	6.38	1.32
	Hypothetical	(a)(b)	1,000.00	1,018.30	6.62	1.32
Institutional Service Class Shares	Actual	(a)	1,000.00	943.00	5.75	1.19
	Hypothetical	(a)(b)	1,000.00	1,018.95	5.97	1.19

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 98.6%

	Shares	Market Value

Biotechnology 3.4%
Incyte Corp.*	79,306	$5,731,445

Chemicals 4.0%
Balchem Corp.	111,746	6,856,735

Communications Equipment 2.9%
NetScout Systems, Inc.*	218,051	4,853,815

Electronic Equipment, Instruments & Components 11.4%
Cognex Corp.	205,549	7,303,156
Dolby Laboratories, Inc., Class A	16,735	796,753
DTS, Inc.*	98,130	2,141,197
FEI Co.	93,791	8,349,275
FLIR Systems, Inc.	25,112	758,633

		19,349,014

Energy Equipment & Services 0.6%
Geospace Technologies Corp.*	62,972	1,030,222

Health Care Equipment & Supplies 17.5%
Abaxis, Inc.	134,552	6,097,897
ABIOMED, Inc.*	17,668	1,716,269
Cantel Medical Corp.	110,934	7,431,469
Inogen, Inc.*	25,395	1,240,800
Meridian Bioscience, Inc.	184,046	3,517,119
Neogen Corp.*	137,836	6,511,373
Quidel Corp.*	191,341	3,310,199

		29,825,126

Health Care Technology 11.6%
Medidata Solutions, Inc.*	184,725	8,059,552
Quality Systems, Inc.	288,844	4,066,923
Veeva Systems, Inc., Class A* (a)	217,459	5,982,297
Vocera Communications, Inc.*	137,721	1,614,090

		19,722,862

Internet Software & Services 3.2%
NIC, Inc.	312,503	5,534,428

Life Sciences Tools & Services 5.1%
Bio-Techne Corp.	81,779	7,620,167
Bruker Corp.	37,867	1,071,636

		8,691,803

Machinery 6.5%
Dynamic Materials Corp.	77,567	757,830
Proto Labs, Inc.* (a)	89,586	5,359,930
Sun Hydraulics Corp.	142,033	5,025,128

		11,142,888

Semiconductors & Semiconductor Equipment 1.5%
Diodes, Inc.*	133,226	2,480,668

Common Stocks (continued)

	Shares	Market Value

Software 30.9%
ACI Worldwide, Inc.*	363,125	$7,258,869
American Software, Inc., Class A	161,125	1,472,682
ANSYS, Inc.*	87,775	7,967,337
Blackbaud, Inc.	130,958	8,089,276
Ellie Mae, Inc.* (a)	34,424	2,877,846
Guidewire Software, Inc.*	67,908	3,868,719
Manhattan Associates, Inc.*	113,317	6,860,211
Nuance Communications, Inc.*	22,359	384,128
PROS Holdings, Inc.*	180,706	2,125,103
Textura Corp.* (a)	118,027	3,114,732
Tyler Technologies, Inc.*	58,203	8,521,501

		52,540,404

Total Common Stocks (cost $182,156,794)		167,759,410

Mutual Fund 0.5%
Money Market Fund 0.5%
Fidelity Institutional Money Market Fund-Institutional Class, 0.37% (b)(c)	912,309	912,309

Total Mutual Fund (cost $912,309)		912,309

Repurchase Agreements 6.2%

	Principal Amount

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $3,715,642, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $3,789,867. (c)(d)	$3,715,556	3,715,556
Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $6,923,157, collateralized by U.S. Treasury Notes, ranging from 1.50% - 2.63%, maturing 05/31/20 - 12/31/22; total market value $7,061,463. (c)(d)	6,923,001	6,923,001

Total Repurchase Agreements (cost $10,638,557)		10,638,557

Total Investments (cost $193,707,660) (e) — 105.3%		179,310,276

Liabilities in excess of other assets — (5.3%)		(9,090,742)

NET ASSETS — 100.0%		$170,219,534

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Company Growth Fund (Continued)

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $10,590,527.

(b)	Represents 7-day effective yield as of April 30, 2016.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2016 was $11,550,866.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Small Company Growth Fund
Assets:
Investments, at value* (cost $183,069,103)	$168,671,719
Repurchase agreements, at value (cost $10,638,557)	10,638,557

Total Investments, at value (total cost $193,707,660)	179,310,276

Cash	2,955,517
Security lending income receivable	2,861
Receivable for capital shares issued	79,699
Prepaid expenses	29,058

Total Assets	182,377,411

Liabilities:
Payable for investments purchased	282,333
Payable for capital shares redeemed	144,228
Payable upon return of securities loaned (Note 2)	11,550,866
Accrued expenses and other payables:
Investment advisory fees	115,319
Fund administration fees	9,571
Distribution fees	847
Administrative servicing fees	34,671
Accounting and transfer agent fees	428
Trustee fees	383
Custodian fees	1,245
Compliance program costs (Note 3)	80
Professional fees	12,587
Printing fees	4,924
Other	395

Total Liabilities	12,157,877

Net Assets	$170,219,534

Represented by:
Capital	$181,160,910
Accumulated distributions in excess of net investment loss	(403,894)
Accumulated net realized gains from investments	3,859,902
Net unrealized appreciation/(depreciation) from investments	(14,397,384)

Net Assets	$170,219,534

Net Assets:
Class A Shares	$4,198,222
Institutional Service Class Shares	166,021,312

Total	$170,219,534

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	344,137
Institutional Service Class Shares	13,517,902

Total	13,862,039

*	Includes value of securities on loan of $10,590,527 (Note 2).

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Company Growth Fund
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$12.20
Institutional Service Class Shares	$12.28
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$12.94

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Small Company Growth Fund
INVESTMENT INCOME:
Dividend income	$606,133
Income from securities lending (Note 2)	13,145
Interest income	11,795

Total Income	631,073

EXPENSES:
Investment advisory fees	729,973
Fund administration fees	57,751
Distribution fees Class A	4,313
Administrative servicing fees Class A	2,247
Administrative servicing fees Institutional Service Class	212,940
Registration and filing fees	14,422
Professional fees	14,646
Printing fees	4,249
Trustee fees	2,581
Custodian fees	3,341
Accounting and transfer agent fees	2,329
Compliance program costs (Note 3)	393
Other	6,211

Total expenses before expenses reimbursed	1,055,396

Expenses reimbursed by adviser (Note 3)	(20,429)

Net Expenses	1,034,967

NET INVESTMENT LOSS	(403,894)

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	3,979,933
Net change in unrealized appreciation/(depreciation) from investments	(14,059,732)

Net realized/unrealized losses from investments	(10,079,799)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,483,693)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Small Company Growth Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment loss	$(403,894)	$(452,973)
Net realized gains from investments	3,979,933	4,860,325
Net change in unrealized appreciation/(depreciation) from investments	(14,059,732)	(2,439,226)

Change in net assets resulting from operations	(10,483,693)	1,968,126

Distributions to Shareholders From:
Net realized gains:
Class A	(87,174)	(417,743)
Institutional Service Class	(4,313,486)	(6,533,717)

Change in net assets from shareholder distributions	(4,400,660)	(6,951,460)

Change in net assets from capital transactions	(8,705,402)	172,032,283

Change in net assets	(23,589,755)	167,048,949

Net Assets:
Beginning of period	193,809,289	26,760,340

End of period	$170,219,534	$193,809,289

Accumulated distributions in excess of net investment loss at end of period	$(403,894)	$–

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$3,075,044	$2,585,709
Dividends reinvested	85,538	417,020
Cost of shares redeemed	(1,998,465)	(889,806)

Total Class A Shares	1,162,117	2,112,923

Institutional Service Class Shares
Proceeds from shares issued	12,818,872	10,698,940
Dividends reinvested	4,313,486	6,533,717
Proceeds from shares issued in-kind (Note 10)	–	167,271,440
Cost of shares redeemed	(26,999,877)	(14,584,737)

Total Institutional Service Class Shares	(9,867,519)	169,919,360

Change in net assets from capital transactions	$(8,705,402)	$172,032,283

Statements of Changes in Net Assets (Continued)

	Nationwide Small Company Growth Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS:
Class A Shares
Issued	253,722	193,226
Reinvested	6,555	34,868
Redeemed	(165,720)	(68,486)

Total Class A Shares	94,557	159,608

Institutional Service Class Shares
Issued	1,004,283	818,381
Reinvested	328,521	544,023
Issued in-kind (Note 10)	–	12,548,495
Redeemed	(2,098,603)	(1,128,728)

Total Institutional Service Class Shares	(765,799)	12,782,171

Total change in shares	(671,242)	12,941,779

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Small Company Growth Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Loss to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$13.26	(0.04)	(0.70)	(0.74)	–	(0.32)	(0.32)	$12.20	(5.74%	)	$4,198,222	1.32%	(0.64%	)	1.34%	9.72%
Year Ended October 31, 2015	$16.77	(0.09)	0.94	0.85	–	(4.36)	(4.36)	$13.26	7.89%		$3,308,794	1.34%	(0.72%	)	1.72%	25.26%
Year Ended October 31, 2014	$16.00	(0.12)	0.95	0.83	(0.02)	(0.04)	(0.06)	$16.77	5.22%		$1,508,497	1.26%	(0.71%	)	1.56%	10.89%
Year Ended October 31, 2013	$11.26	(0.11)	5.03	4.92	(0.03)	(0.15)	(0.18)	$16.00	44.46%		$730,412	1.20%	(0.81%	)	2.46%	4.05%
Period Ended October 31, 2012 (g)	$10.00	(0.06)	1.32	1.26	–	–	–	$11.26	12.50%		$24,561	1.19%	(0.73%	)	8.37%	9.58%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$13.34	(0.03)	(0.71)	(0.74)	–	(0.32)	(0.32)	$12.28	(5.70%	)	$166,021,312	1.19%	(0.46%	)	1.21%	9.72%
Year Ended October 31, 2015	$16.82	(0.09)	0.97	0.88	–	(4.36)	(4.36)	$13.34	8.10%		$190,500,495	1.19%	(0.69%	)	1.33%	25.26%
Year Ended October 31, 2014	$15.99	(0.07)	0.94	0.87	–	(0.04)	(0.04)	$16.82	5.47%		$25,251,843	0.97%	(0.41%	)	1.26%	10.89%
Year Ended October 31, 2013	$11.27	(0.06)	5.01	4.95	(0.08)	(0.15)	(0.23)	$15.99	44.70%		$58,974,203	0.94%	(0.44%	)	2.12%	4.05%
Period Ended October 31, 2012 (g)	$10.00	(0.04)	1.31	1.27	–	–	–	$11.27	12.70%		$4,599,272	0.94%	(0.48%	)	7.38%	9.58%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from January 4, 2012 (commencement of operations) through October 31, 2012. Total return is calculated based on inception date of January 3, 2012 through October 31, 2012.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide U.S. Small Cap Value Fund

Asset Allocation†

Common Stocks	99.5%
Repurchase Agreements	4.6%
Mutual Fund	0.4%
Rights††	0.0%
Convertible Bond††	0.0%
Warrants††	0.0%
Liabilities in excess of other assets	(4.5)%
100.0%

Top Industries†††

Banks	11.3%
Insurance	8.6%
Electronic Equipment, Instruments & Components	5.9%
Energy Equipment & Services	4.4%
Machinery	3.7%
Specialty Retail	3.4%
Commercial Services & Supplies	3.3%
Semiconductors & Semiconductor Equipment	3.0%
Construction & Engineering	2.9%
Food Products	2.9%
Other Industries*	50.6%
100.0%

Top Holdings†††

Waste Connections, Inc.	0.7%
Albemarle Corp.	0.7%
Ingredion, Inc.	0.7%
Assurant, Inc.	0.6%
PulteGroup, Inc.	0.6%
Frontier Communications Corp.	0.6%
Steel Dynamics, Inc.	0.6%
Helmerich & Payne, Inc.	0.5%
Reinsurance Group of America, Inc.	0.5%
Arrow Electronics, Inc.	0.5%
Other Holdings*	94.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

Shareholder Expense Example	Nationwide U.S. Small Cap Value Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide U.S. Small Cap Value Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	1,002.50	7.17	1.44
	Hypothetical	(a)(b)	1,000.00	1,017.70	7.22	1.44
Class C Shares	Actual	(a)	1,000.00	998.90	10.88	2.19
	Hypothetical	(a)(b)	1,000.00	1,013.97	10.97	2.19
Institutional Service Class Shares	Actual	(a)	1,000.00	1,002.30	6.57	1.32
	Hypothetical	(a)(b)	1,000.00	1,018.30	6.62	1.32
Institutional Class Shares	Actual	(a)	1,000.00	1,004.30	5.38	1.08
	Hypothetical	(a)(b)	1,000.00	1,019.49	5.42	1.08

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.5%

	Shares	Market Value

Aerospace & Defense 1.7%
AAR Corp.	7,515	$180,661
Aerovironment, Inc.*	900	25,992
CPI Aerostructures, Inc.*	1,172	8,087
Cubic Corp.	3,102	128,950
Curtiss-Wright Corp.	5,709	437,195
DigitalGlobe, Inc.*	14,495	321,209
Ducommun, Inc.*	2,494	39,679
Engility Holdings, Inc.*	5,302	104,290
KLX, Inc.*	2,657	89,594
Kratos Defense & Security Solutions, Inc.*	19,461	103,338
LMI Aerospace, Inc.*	2,978	26,177
Moog, Inc., Class A*	4,001	195,489
National Presto Industries, Inc. (a)	200	17,438
Orbital ATK, Inc.	6,745	586,815
SIFCO Industries, Inc.*	425	4,535
Sparton Corp.*	1,053	22,597
Triumph Group, Inc.	6,988	252,826

		2,544,872

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	14,232	200,529
Atlas Air Worldwide Holdings, Inc.*	6,677	266,679
Echo Global Logistics, Inc.*	68	1,589
Forward Air Corp.	160	7,293
Hub Group, Inc., Class A*	7,012	270,102
Park-Ohio Holdings Corp.	279	7,101

		753,293

Airlines 0.3%
Copa Holdings SA, Class A (a)	3,033	193,354
Hawaiian Holdings, Inc.*	1,818	76,483
SkyWest, Inc.	8,410	197,635
Spirit Airlines, Inc.*	210	9,225

		476,697

Auto Components 0.9%
Cooper Tire & Rubber Co.	8,201	283,263
Cooper-Standard Holding, Inc.*	1,197	92,301
Federal-Mogul Holdings Corp.*	20,434	188,810
Fuel Systems Solutions, Inc.*	4,655	24,672
Modine Manufacturing Co.*	9,040	97,722
Motorcar Parts of America, Inc.*	1,013	32,487
Shiloh Industries, Inc.*	1,847	11,913
Spartan Motors, Inc.	7,133	34,666
Standard Motor Products, Inc.	5,312	188,629
Stoneridge, Inc.*	4,885	69,660
Strattec Security Corp.	442	23,382
Superior Industries International, Inc.	4,675	122,111
Visteon Corp.	2,745	218,694

		1,388,310

Automobiles 0.0%†
Winnebago Industries, Inc.	2,868	62,064

Common Stocks (continued)

	Shares	Market Value

Banks 11.8%
1st Source Corp.	4,229	$145,647
Access National Corp.	576	11,324
American National Bankshares, Inc.	1,325	35,417
Ameris Bancorp	3,373	105,912
AmeriServ Financial, Inc.	1,800	5,544
Arrow Financial Corp.	431	12,137
Associated Banc-Corp.	22,043	402,064
Banc of California, Inc.	3,062	62,312
BancFirst Corp.	1,384	86,320
Bancorp, Inc. (The)*	4,545	25,770
BancorpSouth, Inc.	2,977	69,930
Bank of Commerce Holdings	1,636	10,274
Banner Corp.	1,106	47,315
Bar Harbor Bankshares	424	14,713
BB&T Corp.	1,904	67,363
BBCN Bancorp, Inc.	10,268	160,386
BCB Bancorp, Inc.	221	2,237
Berkshire Hills Bancorp, Inc.	5,839	158,470
Blue Hills Bancorp, Inc.	379	5,526
BNC Bancorp	700	15,652
BOK Financial Corp. (a)	7,105	427,579
Boston Private Financial Holdings, Inc.	10,983	134,212
Brookline Bancorp, Inc.	19,194	218,428
Bryn Mawr Bank Corp.	1,841	52,321
C&F Financial Corp.	177	6,901
Camden National Corp.	1,018	44,293
Capital Bank Financial Corp., Class A	2,858	86,397
Capital City Bank Group, Inc.	2,100	31,122
Cardinal Financial Corp.	4,082	90,335
Cascade Bancorp*	5,026	30,407
Cathay General Bancorp	2,063	62,963
CenterState Banks, Inc.	4,190	68,255
Central Pacific Financial Corp.	3,287	76,719
Century Bancorp, Inc., Class A	429	18,233
Chemical Financial Corp.	3,529	135,725
City Holding Co.	1,872	91,953
CoBiz Financial, Inc.	5,513	66,762
Columbia Banking System, Inc.	7,425	218,963
Community Bank System, Inc.	5,124	202,757
Community Bankers Trust Corp.*	300	1,515
Community Trust Bancorp, Inc.	2,544	91,253
ConnectOne Bancorp, Inc.	2,210	38,034
Cullen/Frost Bankers, Inc.	5,720	366,023
Customers Bancorp, Inc.*	3,315	86,124
CVB Financial Corp.	11,349	194,976
Enterprise Bancorp, Inc.	332	8,011
Enterprise Financial Services Corp.	1,963	53,727
FCB Financial Holdings, Inc., Class A*	2,320	81,084
Fidelity Southern Corp.	2,544	41,111
Financial Institutions, Inc.	1,239	34,692
First Bancorp	2,007	40,943
First Bancorp, Inc.	1,541	30,589
First BanCorp, Puerto Rico*	24,289	94,727

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
First Busey Corp.	3,269	$66,818
First Citizens BancShares, Inc., Class A	416	106,080
First Commonwealth Financial Corp.	27,767	254,901
First Community Bancshares, Inc.	4,898	101,927
First Connecticut Bancorp, Inc.	935	16,110
First Financial Bancorp	7,571	147,635
First Financial Corp.	2,217	78,548
First Interstate BancSystem, Inc., Class A	2,379	64,471
First Merchants Corp.	7,005	179,678
First Midwest Bancorp, Inc.	9,411	173,915
First NBC Bank Holding Co.*	1,549	33,675
First South Bancorp, Inc.	1,350	11,610
FirstMerit Corp.	19,138	424,098
Flushing Financial Corp.	3,900	77,805
FNB Corp.	25,874	342,054
Fulton Financial Corp.	24,778	346,644
German American Bancorp, Inc.	1,605	51,729
Glacier Bancorp, Inc.	9,733	251,987
Great Southern Bancorp, Inc.	1,161	43,955
Guaranty Bancorp	1,040	17,077
Hancock Holding Co.	5,629	146,185
Hanmi Financial Corp.	5,805	134,212
Heartland Financial USA, Inc.	1,847	61,893
Heritage Commerce Corp.	4,960	51,782
Heritage Financial Corp.	1,539	28,395
Hilltop Holdings, Inc.*	9,188	182,474
HomeTrust Bancshares, Inc.*	1,314	24,375
Horizon Bancorp	587	14,323
IBERIABANK Corp.	6,915	407,916
Independent Bank Corp.	5,355	184,643
International Bancshares Corp.	14,074	368,598
Investors Bancorp, Inc.	5,140	59,367
Lakeland Bancorp, Inc.	4,689	52,001
Lakeland Financial Corp.	1,660	78,501
LegacyTexas Financial Group, Inc.	4,856	119,749
Macatawa Bank Corp.	3,062	20,852
MainSource Financial Group, Inc.	4,606	100,641
MB Financial, Inc.	7,764	269,877
MBT Financial Corp.	2,346	20,645
Mercantile Bank Corp.	1,351	32,586
Merchants Bancshares, Inc.	662	20,151
MidSouth Bancorp, Inc.	770	6,969
MidWestOne Financial Group, Inc.	67	1,900
National Bank Holdings Corp., Class A	4,154	83,038
NBT Bancorp, Inc.	4,131	117,073
Northrim BanCorp, Inc.	444	11,455
OFG Bancorp	11,383	100,512
Ohio Valley Banc Corp.	475	10,403
Old National Bancorp	14,103	188,980
Old Second Bancorp, Inc.	1,500	10,740
Opus Bank	714	25,790
Pacific Continental Corp.	1,758	29,288
Pacific Mercantile Bancorp*	1,000	7,510

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Pacific Premier Bancorp, Inc.*	1,097	$25,516
PacWest Bancorp	3,090	123,538
Park National Corp.	600	55,080
Park Sterling Corp.	4,473	32,653
Peapack Gladstone Financial Corp.	1,492	28,557
Penns Woods Bancorp, Inc.	343	14,276
Peoples Bancorp of North Carolina, Inc.	645	12,455
Peoples Bancorp, Inc.	2,725	58,560
People’s United Financial, Inc.	42,828	663,834
Pinnacle Financial Partners, Inc.	5,364	263,748
Popular, Inc.	1,377	40,924
Preferred Bank, Los Angeles	1,261	40,049
Premier Financial Bancorp, Inc.	658	10,502
PrivateBancorp, Inc.	4,564	189,908
Prosperity Bancshares, Inc.	8,537	450,498
Renasant Corp.	5,104	175,271
Republic Bancorp, Inc., Class A	3,383	92,390
Republic First Bancorp, Inc.*	1,723	8,012
S&T Bancorp, Inc.	3,821	98,085
Sandy Spring Bancorp, Inc.	3,659	104,611
Seacoast Banking Corp. of Florida*	1,615	26,195
Sierra Bancorp	1,950	34,340
Simmons First National Corp., Class A	2,157	100,732
South State Corp.	3,035	212,389
Southern National Bancorp of Virginia, Inc.	49	603
Southside Bancshares, Inc.	2,246	65,606
Southwest Bancorp, Inc.	3,100	49,755
State Bank Financial Corp.	2,288	47,773
Sterling Bancorp	16,613	271,456
Stock Yards Bancorp, Inc.	440	17,794
Suffolk Bancorp	3,029	72,666
Sun Bancorp, Inc.*	142	3,052
Synovus Financial Corp.	8,797	274,115
Talmer Bancorp, Inc., Class A	880	17,072
TCF Financial Corp.	21,967	299,630
Texas Capital Bancshares, Inc.*	2,506	114,825
Tompkins Financial Corp.	1,730	113,038
Towne Bank	4,087	85,827
TriCo Bancshares	1,582	42,587
TriState Capital Holdings, Inc.*	2,427	32,425
Trustmark Corp.	8,891	217,918
UMB Financial Corp.	2,150	119,863
Umpqua Holdings Corp.	29,343	464,500
Union Bankshares Corp.	7,719	203,859
United Bankshares, Inc. (a)	4,034	156,075
United Community Banks, Inc.	5,924	119,250
United Security Bancshares*	294	1,582
Univest Corp. of Pennsylvania	1,717	33,894
Valley National Bancorp	2,322	21,966
Washington Trust Bancorp, Inc.	2,038	74,652
WesBanco, Inc.	5,256	168,875
West Bancorporation, Inc.	1,619	30,194
Wilshire Bancorp, Inc.	11,339	122,121

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Wintrust Financial Corp.	10,763	$559,891
Yadkin Financial Corp.	1,829	45,762
Zions Bancorporation	25,287	695,898

		17,841,635

Beverages 0.1%
Craft Brew Alliance, Inc.*	4,854	41,356
MGP Ingredients, Inc.	4,229	111,730

		153,086

Biotechnology 0.3%
Aviragen Therapeutics, Inc.*	2,100	3,318
Catalyst Biosciences, Inc.	1,328	1,859
Emergent BioSolutions, Inc.*	8,785	338,398
Spectrum Pharmaceuticals, Inc.*	3,564	25,269
United Online, Inc.*	3,514	38,057

		406,901

Building Products 1.3%
Continental Building Products, Inc.*	130	2,549
Gibraltar Industries, Inc.*	5,968	157,854
Griffon Corp. (a)	13,926	220,170
Insteel Industries, Inc.	3,880	112,481
Owens Corning, Inc.	16,671	768,033
Quanex Building Products Corp.	9,727	183,257
Simpson Manufacturing Co., Inc.	6,618	248,837
Universal Forest Products, Inc.	2,710	207,721

		1,900,902

Capital Markets 0.6%
Actua Corp.*	7,686	72,863
Calamos Asset Management, Inc., Class A	4,093	33,726
Cowen Group, Inc., Class A*	35,110	122,358
INTL. FCStone, Inc.*	1,985	54,191
Investment Technology Group, Inc.	3,597	70,213
Janus Capital Group, Inc.	3,400	49,640
KCG Holdings, Inc., Class A*	8,620	118,094
Ladenburg Thalmann Financial Services, Inc.* (a)	6,581	17,637
Legg Mason, Inc.	9,571	307,325
Oppenheimer Holdings, Inc., Class A	1,226	18,733
Piper Jaffray Cos.*	700	29,197
Safeguard Scientifics, Inc.*	1,866	25,751
Virtus Investment Partners, Inc.	134	10,482

		930,210

Chemicals 3.0%
A. Schulman, Inc.	5,552	154,845
Airgas, Inc.	1,055	150,274
Albemarle Corp.	16,095	1,064,845
American Vanguard Corp.*	3,565	59,001
Axiall Corp.	8,783	206,840

Common Stocks (continued)

	Shares	Market Value

Chemicals (continued)
Cabot Corp.	5,792	$282,592
Calgon Carbon Corp.	7,109	116,517
Chase Corp.	918	51,674
Chemtura Corp.*	12,142	338,155
Core Molding Technologies, Inc.*	1,940	22,756
FutureFuel Corp.	4,447	49,984
H.B. Fuller Co.	6,707	299,937
Hawkins, Inc.	1,432	56,034
Huntsman Corp.	5,237	82,430
Innophos Holdings, Inc.	2,371	87,632
Innospec, Inc.	3,301	159,636
KMG Chemicals, Inc.	1,276	30,229
Kraton Performance Polymers, Inc.*	4,878	110,779
Kronos Worldwide, Inc. (a)	857	5,699
LSB Industries, Inc.*	1,598	21,030
Minerals Technologies, Inc.	4,564	273,384
Olin Corp.	14,603	318,199
OMNOVA Solutions, Inc.*	4,209	30,094
Stepan Co.	1,425	87,338
Trecora Resources*	2,453	28,087
Tredegar Corp.	2,671	42,629
Tronox Ltd., Class A	5,799	42,217
Westlake Chemical Corp.	6,930	347,817

		4,520,654

Commercial Services & Supplies 3.4%
ABM Industries, Inc.	14,604	469,811
ACCO Brands Corp.*	14,427	137,634
Acme United Corp.	200	3,320
ADT Corp. (The)	19,893	835,108
AMREP Corp.*	216	961
ARC Document Solutions, Inc.*	6,278	25,865
Brady Corp., Class A	868	22,993
CECO Environmental Corp.	5,213	34,406
Civeo Corp.*	6,311	9,593
Clean Harbors, Inc.*	4,398	217,261
Covanta Holding Corp.	16,068	261,266
Ennis, Inc.	3,361	65,674
Essendant, Inc.	5,258	161,894
Fuel Tech, Inc.*	2,542	4,372
G&K Services, Inc., Class A	293	20,700
InnerWorkings, Inc.*	4,148	33,889
Intersections, Inc.*	2,600	6,214
Kimball International, Inc., Class B	4,498	52,357
Matthews International Corp., Class A	3,572	188,030
McGrath RentCorp	4,030	98,251
Mobile Mini, Inc.	9,458	305,020
NL Industries, Inc.*	3,031	9,305
Quad/Graphics, Inc.	2,723	34,174
SP Plus Corp.*	1,553	34,601
Team, Inc.*	2,869	82,426
Tetra Tech, Inc.	12,588	370,087
TRC Cos., Inc.*	2,395	20,501

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Commercial Services & Supplies (continued)
UniFirst Corp.	2,352	$254,910
Versar, Inc.*	2,487	6,342
Viad Corp.	6,406	190,579
Virco Manufacturing Corp.*	1,500	4,800
VSE Corp.	1,299	80,590
Waste Connections, Inc.	17,014	1,144,702

		5,187,636

Communications Equipment 1.3%
ADTRAN, Inc.	5,623	108,636
ARRIS International PLC*	17,557	399,773
Aviat Networks, Inc.*	7,678	5,858
Bel Fuse, Inc., Class B	2,019	33,637
Black Box Corp.	2,600	38,012
Calix, Inc.*	7,346	50,908
Communications Systems, Inc.	2,369	15,233
Comtech Telecommunications Corp.	3,510	84,942
Digi International, Inc.*	7,072	74,751
EchoStar Corp., Class A*	6,422	262,788
EMCORE Corp.*	3,875	22,088
Finisar Corp.*	11,385	187,397
Harmonic, Inc.* (a)	16,711	57,820
Ixia*	4,352	44,042
NETGEAR, Inc.*	3,780	160,272
Oclaro, Inc.* (a)	16,707	84,370
Optical Cable Corp.	300	753
PC-Tel, Inc.	1,200	5,376
Polycom, Inc.*	15,524	185,512
RELM Wireless Corp.*	2,881	14,347
ShoreTel, Inc.*	6,179	37,815
TESSCO Technologies, Inc.	1,910	31,668
Viavi Solutions, Inc.*	2,570	16,731
Westell Technologies, Inc., Class A*	14,436	17,612

		1,940,341

Construction & Engineering 3.0%
AECOM*	21,577	701,037
Aegion Corp.*	8,058	171,071
Ameresco, Inc., Class A*	4,900	21,903
Argan, Inc.	618	21,123
Comfort Systems USA, Inc.	1,851	54,586
Dycom Industries, Inc.*	3,267	230,650
EMCOR Group, Inc.	6,071	294,322
Fluor Corp.	10,574	577,975
Goldfield Corp. (The)*	3,969	7,938
Granite Construction, Inc.	2,110	94,085
Great Lakes Dredge & Dock Corp.*	18,191	83,133
Integrated Electrical Services, Inc.*	1,457	17,586
Jacobs Engineering Group, Inc.*	16,724	745,556
Layne Christensen Co.* (a)	4,132	36,734
MasTec, Inc.*	7,549	171,060
MYR Group, Inc.*	5,695	145,279
Northwest Pipe Co.*	2,416	26,069

Common Stocks (continued)

	Shares	Market Value

Construction & Engineering (continued)
Orion Marine Group, Inc.*	7,050	$41,172
Primoris Services Corp.	3,003	70,240
Quanta Services, Inc.*	20,208	479,334
Sterling Construction Co., Inc.*	5,417	28,385
Tutor Perini Corp.*	12,868	203,572
Valmont Industries, Inc.	2,545	357,267

		4,580,077

Construction Materials 0.0%†
United States Lime & Minerals, Inc.	750	40,178

Consumer Finance 0.6%
Asta Funding, Inc.*	2,269	22,713
Atlanticus Holdings Corp.*	1,995	6,025
Cash America International, Inc.	5,300	195,888
Consumer Portfolio Services, Inc.*	1,523	6,016
Emergent Capital, Inc.*	2,976	13,035
Encore Capital Group, Inc.* (a)	2,812	79,158
EZCORP, Inc., Class A*	5,930	29,353
First Marblehead Corp. (The)*	1,274	4,879
Green Dot Corp., Class A*	6,117	135,981
Navient Corp.	7,842	107,200
Nelnet, Inc., Class A	4,237	177,573
PRA Group, Inc.* (a)	1,678	55,676
SLM Corp.*	1,554	10,520

		844,017

Containers & Packaging 0.5%
Greif, Inc., Class A	4,741	164,513
Myers Industries, Inc.	2,411	32,500
Sonoco Products Co.	10,971	514,430

		711,443

Distributors 0.2%
Core-Mark Holding Co., Inc.	3,674	300,019
VOXX International Corp.*	5,943	26,684
Weyco Group, Inc.	618	17,329

		344,032

Diversified Consumer Services 0.8%
American Public Education, Inc.*	1,756	40,669
Apollo Education Group, Inc.*	1,172	9,142
Ascent Capital Group, Inc., Class A*	1,498	22,575
Bridgepoint Education, Inc.*	8,834	84,276
Career Education Corp.*	20,336	108,594
Carriage Services, Inc.	1,715	41,897
DeVry Education Group, Inc. (a)	6,468	112,220
Graham Holdings Co., Class B	900	428,886
K12, Inc.*	4,600	56,534
Regis Corp.*	10,909	149,126
Sotheby’s (a)	3,669	99,944

		1,153,863

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Diversified Financial Services 0.3%
BBX Capital Corp., Class A*	488	$7,525
GAIN Capital Holdings, Inc.	4,106	28,126
Leucadia National Corp.	10,171	169,652
Marlin Business Services Corp.	1,601	23,679
NewStar Financial, Inc.*	6,586	63,357
PICO Holdings, Inc.*	6,104	60,613
Resource America, Inc., Class A	4,503	28,459
TheStreet, Inc.	8,732	9,605

		391,016

Diversified Telecommunication Services 1.1%
Atlantic Tele-Network, Inc.	1,965	141,303
Consolidated Communications Holdings, Inc.	5,417	128,058
Frontier Communications Corp. (a)	166,350	924,906
General Communication, Inc., Class A*	8,736	147,638
Hawaiian Telcom Holdco, Inc.*	2,026	46,659
IDT Corp., Class B	278	4,265
Iridium Communications, Inc.* (a)	7,904	63,785
Lumos Networks Corp.*	2,013	25,666
ORBCOMM, Inc.*	8,498	84,215
Windstream Holdings, Inc. (a)	12,806	111,156

		1,677,651

Electrical Equipment 1.1%
AZZ, Inc.	994	54,590
Babcock & Wilcox Enterprises, Inc.*	6,986	159,630
Encore Wire Corp.	3,906	149,404
EnerSys	6,126	357,575
Franklin Electric Co., Inc.	5,666	178,989
General Cable Corp.	9,116	142,574
Global Power Equipment Group, Inc.*	1,629	3,763
LSI Industries, Inc.	4,939	62,478
Orion Energy Systems, Inc.*	3,156	4,671
Powell Industries, Inc.	1,396	43,444
PowerSecure International, Inc.*	1,093	20,461
Preformed Line Products Co.	281	11,794
Regal Beloit Corp.	4,890	315,014
SL Industries, Inc.*	580	23,188
Thermon Group Holdings, Inc.*	3,132	58,694
Ultralife Corp.*	3,374	15,925

		1,602,194

Electronic Equipment, Instruments & Components 6.1%
Anixter International, Inc.*	2,164	134,817
Arrow Electronics, Inc.*	13,484	837,356
Avnet, Inc.	18,826	774,125
AVX Corp.	17,554	232,064
Benchmark Electronics, Inc.*	5,200	100,984
Checkpoint Systems, Inc.*	8,356	84,563
Coherent, Inc.*	2,505	233,967
CTS Corp.	6,185	102,485
Daktronics, Inc.	2,223	19,340

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components (continued)
DTS, Inc.*	1,413	$30,832
Electro Rent Corp.	5,979	59,850
Electro Scientific Industries, Inc.*	5,246	36,984
ePlus, Inc.*	892	71,708
Fabrinet*	3,399	108,666
Flextronics International Ltd.*	33,638	408,702
Frequency Electronics, Inc.*	900	9,117
Gerber Scientific, Inc.* (b)	4,000	0
II-VI, Inc.*	5,385	112,385
Ingram Micro, Inc., Class A	21,208	741,220
Insight Enterprises, Inc.*	8,590	212,259
InvenSense, Inc.* (a)	8,179	62,815
Iteris, Inc.*	1,700	4,216
Itron, Inc.*	3,080	126,650
Jabil Circuit, Inc.	25,501	442,697
Kemet Corp.*	11,864	27,525
Key Tronic Corp.*	2,680	19,108
Kimball Electronics, Inc.*	7,266	79,490
Knowles Corp.* (a)	227	3,035
Littelfuse, Inc.	592	68,956
Mercury Systems, Inc.*	8,683	182,517
Methode Electronics, Inc.	1,175	34,933
Multi-Fineline Electronix, Inc.*	2,600	59,800
Napco Security Technologies, Inc.*	1,850	10,952
Newport Corp.*	7,821	179,805
OSI Systems, Inc.*	2,266	115,317
PAR Technology Corp.*	1,700	10,863
Park Electrochemical Corp.	1,738	28,347
PC Connection, Inc.	2,400	57,048
PCM, Inc.*	3,273	31,388
Plexus Corp.*	5,596	233,689
QLogic Corp.*	19,088	249,862
Radisys Corp.*	5,568	24,833
RF Industries Ltd.	443	1,143
Richardson Electronics Ltd.	2,700	14,040
Rofin-Sinar Technologies, Inc.*	6,775	218,087
Rogers Corp.*	2,587	148,390
Sanmina Corp.*	20,073	474,726
ScanSource, Inc.*	5,879	239,158
SMTC Corp.*	2,189	3,524
SYNNEX Corp.	6,727	555,448
Systemax, Inc.*	3,470	31,404
Tech Data Corp.*	9,257	635,863
TTM Technologies, Inc.*	20,867	136,053
Vishay Intertechnology, Inc.	30,628	372,436
Vishay Precision Group, Inc.*	2,246	33,600
Wayside Technology Group, Inc.	200	3,300
Wireless Telecom Group, Inc.*	5,122	7,171

		9,239,613

Energy Equipment & Services 4.6%
Archrock, Inc.	14,869	146,460
Atwood Oceanics, Inc. (a)	6,737	65,079

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services (continued)
Basic Energy Services, Inc.* (a)	11,347	$36,310
Bristow Group, Inc.	5,890	134,999
C&J Energy Services Ltd.* (a)	6,638	9,625
Dawson Geophysical Co.*	5,561	28,584
Diamond Offshore Drilling, Inc. (a)	10,062	244,104
Dril-Quip, Inc.*	1,642	106,434
ENGlobal Corp.*	1,900	2,641
Era Group, Inc.*	5,757	54,864
Exterran Corp.*	7,434	113,740
FMC Technologies, Inc.*	21,830	665,597
Forum Energy Technologies, Inc.*	2,763	46,253
Gulf Island Fabrication, Inc.	3,273	24,580
GulfMark Offshore, Inc., Class A* (a)	5,722	38,795
Helix Energy Solutions Group, Inc.*	17,687	152,639
Helmerich & Payne, Inc. (a)	12,863	850,502
Hornbeck Offshore Services, Inc.* (a)	6,751	79,257
Matrix Service Co.*	4,874	91,826
McDermott International, Inc.*	38,989	177,010
Mitcham Industries, Inc.*	4,242	15,780
Nabors Industries Ltd.	31,597	309,651
Natural Gas Services Group, Inc.*	3,681	84,626
Newpark Resources, Inc.*	19,360	90,411
Noble Corp. PLC (a)	36,440	409,221
Oceaneering International, Inc.	11,679	428,035
Oil States International, Inc.*	3,083	106,795
Pacific Drilling SA*	9,233	6,188
Parker Drilling Co.*	32,999	100,977
Patterson-UTI Energy, Inc.	18,375	362,906
PHI, Inc., Non-Voting Shares*	2,915	65,354
Pioneer Energy Services Corp.*	10,270	31,940
Rowan Cos. PLC, Class A	18,204	342,417
RPC, Inc.	13,047	197,271
SEACOR Holdings, Inc.*	4,636	272,458
Superior Energy Services, Inc.	9,284	156,528
Tesco Corp.	9,448	89,378
TETRA Technologies, Inc.*	22,243	160,150
Tidewater, Inc. (a)	6,880	60,269
Transocean Ltd. (a)	33,622	372,532
Unit Corp.*	10,135	128,309
Willbros Group, Inc.*	7,618	24,378

		6,884,873

Food & Staples Retailing 0.6%
Andersons, Inc. (The)	7,317	245,193
Chefs’ Warehouse Inc. (The)*	905	17,439
Ingles Markets, Inc., Class A	3,941	142,152
SpartanNash Co.	9,804	271,571
United Natural Foods, Inc.*	567	20,225
Village Super Market, Inc., Class A	817	19,935
Weis Markets, Inc.	3,145	143,160

		859,675

Common Stocks (continued)

	Shares	Market Value

Food Products 3.0%
Alico, Inc.	847	$24,487
Darling Ingredients, Inc.*	17,555	254,372
Dean Foods Co. (a)	19,750	340,293
Fresh Del Monte Produce, Inc.	14,882	643,795
Ingredion, Inc.	9,113	1,048,815
John B. Sanfilippo & Son, Inc.	684	37,846
Landec Corp.*	5,776	64,980
Limoneira Co.	232	4,150
Omega Protein Corp.*	4,957	92,151
Pinnacle Foods, Inc.	14,505	617,768
Post Holdings, Inc.*	8,702	625,152
Sanderson Farms, Inc. (a)	2,960	271,550
Seaboard Corp.*	78	234,234
Seneca Foods Corp., Class A*	1,711	55,761
Snyder’s-Lance, Inc.	7,457	238,400

		4,553,754

Gas Utilities 0.3%
UGI Corp.	12,900	519,096

Health Care Equipment & Supplies 1.2%
Analogic Corp.	1,478	116,747
AngioDynamics, Inc.*	8,170	100,082
Anika Therapeutics, Inc.*	919	41,962
CONMED Corp.	3,158	130,804
CryoLife, Inc.	3,416	42,358
Cutera, Inc.*	276	3,218
Cynosure, Inc., Class A*	4,639	227,033
Exactech, Inc.*	2,345	53,325
Greatbatch, Inc.*	3,746	130,361
Haemonetics Corp.*	6,557	212,644
Halyard Health, Inc.*	1,452	40,888
Integra LifeSciences Holdings Corp.*	1,737	123,014
Invacare Corp.	10,801	121,403
Kewaunee Scientific Corp.	92	1,549
LeMaitre Vascular, Inc.	1,044	17,310
Merit Medical Systems, Inc.*	10,350	209,588
Misonix, Inc.*	600	3,582
Nuvectra Corp.*	1,248	10,489
OraSure Technologies, Inc.*	4,180	30,012
Orthofix International NV*	1,539	67,347
RTI Surgical, Inc.*	9,045	36,090
SeaSpine Holdings Corp.*	1,230	18,352
Symmetry Surgical, Inc.*	2,628	27,463

		1,765,621

Health Care Providers & Services 2.8%
Aceto Corp.	1,605	36,000
Addus HomeCare Corp.*	1,031	19,073
Air Methods Corp.*	5,086	188,080
Almost Family, Inc.*	1,742	73,181
Amsurg Corp.*	7,378	597,470
BioScrip, Inc.* (a)	5,164	13,633

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
Community Health Systems, Inc.*	5,748	$109,672
Digirad Corp.	1,500	8,745
Five Star Quality Care, Inc.*	11,300	27,572
Hanger, Inc.*	5,565	38,343
Healthways, Inc.*	6,807	79,302
Kindred Healthcare, Inc.	14,154	208,913
LHC Group, Inc.*	4,529	182,700
LifePoint Health, Inc.*	7,780	525,617
Magellan Health, Inc.*	6,611	465,811
MedCath Corp.* (b)	2,115	0
Molina Healthcare, Inc.*	7,509	388,666
National HealthCare Corp.	1,300	83,785
Owens & Minor, Inc.	8,068	293,595
PharMerica Corp.*	4,637	109,619
Providence Service Corp. (The)*	1,748	87,120
Select Medical Holdings Corp.*	21,613	289,182
SunLink Health Systems, Inc.*	700	469
Triple-S Management Corp., Class B*	6,848	178,322
Universal American Corp.	21,648	161,061

		4,165,931

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	9,913	132,834
Arrhythmia Research Technology, Inc.*	200	810
HealthStream, Inc.*	571	12,916
HMS Holdings Corp.*	4,538	76,647
Omnicell, Inc.*	3,700	117,882

		341,089

Hotels, Restaurants & Leisure 1.3%
Ark Restaurants Corp.	318	6,446
Belmond Ltd., Class A*	20,894	191,389
Biglari Holdings, Inc.*	2	748
Dover Motorsports, Inc.	1,000	2,300
Eldorado Resorts, Inc.*	1,630	21,369
Gaming Partners International Corp.*	341	3,086
International Game Technology PLC	10,545	182,850
International Speedway Corp., Class A	6,532	218,757
Interval Leisure Group, Inc. (a)	1,633	23,058
Intrawest Resorts Holdings, Inc.*	667	5,763
Luby’s, Inc.*	3,390	17,052
Marcus Corp. (The)	2,900	56,115
Marriott Vacations Worldwide Corp.	5,756	360,556
Monarch Casino & Resort, Inc.*	1,893	35,967
RCI Hospitality Holdings, Inc.	1,853	18,993
Red Lion Hotels Corp.*	1,000	7,900
Red Robin Gourmet Burgers, Inc.*	494	32,041
Ruby Tuesday, Inc.*	16,029	70,528
Speedway Motorsports, Inc.	7,147	125,215
Wendy’s Co. (The)	55,201	599,483

		1,979,616

Common Stocks (continued)

	Shares	Market Value

Household Durables 2.9%
Bassett Furniture Industries, Inc.	1,614	$47,629
CalAtlantic Group, Inc.	10,568	342,086
Cavco Industries, Inc.*	1,086	95,231
CSS Industries, Inc.	1,000	27,960
Emerson Radio Corp.*	3,000	2,400
Ethan Allen Interiors, Inc.	3,428	116,689
Flexsteel Industries, Inc.	1,648	67,387
Green Brick Partners, Inc.*	7,385	54,427
Harman International Industries, Inc.	4,020	308,575
Helen of Troy Ltd.*	4,663	464,108
Hooker Furniture Corp.	2,384	59,123
KB Home (a)	1,674	22,716
La-Z-Boy, Inc.	8,142	210,634
Lifetime Brands, Inc.	3,756	64,866
M.D.C. Holdings, Inc.	7,182	176,749
M/I Homes, Inc.*	5,757	115,716
Meritage Homes Corp.*	8,100	275,643
NACCO Industries, Inc., Class A	939	55,889
Orleans Homebuilders, Inc.* (b)	1,500	0
PulteGroup, Inc.	52,486	965,218
Skullcandy, Inc.*	7,551	25,749
Skyline Corp.*	1,050	9,503
Stanley Furniture Co., Inc.*	2,120	5,427
Toll Brothers, Inc.*	14,163	386,650
TopBuild Corp.*	497	15,516
TRI Pointe Group, Inc.*	25,241	292,796
UCP, Inc., Class A*	2,000	15,480
WCI Communities, Inc.*	2,219	35,460
William Lyon Homes, Class A*	2,125	29,963
ZAGG, Inc.*	2,901	23,237

		4,312,827

Household Products 0.1%
Central Garden & Pet Co.*	2,100	34,167
Central Garden & Pet Co., Class A*	6,539	106,520
Oil-Dri Corp. of America	461	15,379
Orchids Paper Products Co.	943	28,922

		184,988

Independent Power and Renewable Electricity Producers 0.6%
Calpine Corp.*	29,894	471,727
Ormat Technologies, Inc.	8,315	360,871

		832,598

Industrial Conglomerates 0.0%†
Raven Industries, Inc.	2,672	42,993

Information Technology Services 1.2%
Acxiom Corp.*	7,290	160,161
CACI International, Inc., Class A*	3,439	330,660
Ciber, Inc.*	18,848	43,727
Convergys Corp.	18,583	492,450
CSG Systems International, Inc.	1,227	54,454

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Information Technology Services (continued)
Datalink Corp.*	3,720	$29,872
Edgewater Technology, Inc.*	400	3,400
Everi Holdings, Inc.*	6,400	10,752
ExlService Holdings, Inc.*	1,435	69,440
Hackett Group, Inc. (The)	5,511	82,004
Higher One Holdings, Inc.*	3,300	12,507
ManTech International Corp., Class A	3,611	122,052
ModusLink Global Solutions, Inc.*	4,527	6,609
NCI, Inc., Class A	1,153	16,672
Perficient, Inc.*	4,670	97,510
StarTek, Inc.*	2,764	11,332
Sykes Enterprises, Inc.*	9,515	277,362

		1,820,964

Insurance 9.0%
Allied World Assurance Co. Holdings AG	12,828	456,420
Ambac Financial Group, Inc.*	5,108	82,903
American Equity Investment Life Holding Co.	14,026	196,364
American Financial Group, Inc.	11,391	787,232
American National Insurance Co.	2,668	309,808
AMERISAFE, Inc.	2,605	140,357
Argo Group International Holdings Ltd.	3,796	208,666
Aspen Insurance Holdings Ltd.	12,632	585,493
Assurant, Inc.	11,838	1,001,140
Assured Guaranty Ltd.	21,908	566,760
Axis Capital Holdings Ltd.	13,729	731,344
Baldwin & Lyons, Inc., Class B	664	16,228
Citizens, Inc.* (a)	2,376	19,364
CNO Financial Group, Inc.	27,867	511,917
Donegal Group, Inc., Class A	4,202	64,333
EMC Insurance Group, Inc.	2,194	58,053
Employers Holdings, Inc.	3,983	118,295
Endurance Specialty Holdings Ltd.	9,057	579,467
Enstar Group Ltd.*	604	95,698
FBL Financial Group, Inc., Class A	2,316	140,049
Federated National Holding Co.	1,720	32,766
First Acceptance Corp.*	3,404	5,923
First American Financial Corp.	223	8,032
Global Indemnity PLC*	2,101	66,076
Greenlight Capital Re Ltd., Class A*	3,173	68,315
Hallmark Financial Services, Inc.*	3,425	38,668
Hanover Insurance Group, Inc. (The)	5,871	503,497
HCI Group, Inc.	810	24,268
Heritage Insurance Holdings, Inc.	2,445	32,494
Horace Mann Educators Corp.	5,225	162,497
Independence Holding Co.	2,090	32,123
Investors Title Co.	330	31,426
Kemper Corp.	13,554	419,632
Maiden Holdings Ltd.	15,409	188,452
MBIA, Inc.*	25,120	195,936
National General Holdings Corp.	2,385	48,153
National Western Life Group, Inc., Class A	223	48,324
Navigators Group, Inc. (The)*	2,405	198,677

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
Old Republic International Corp.	34,372	$635,538
OneBeacon Insurance Group Ltd., Class A	1,800	22,320
Phoenix Cos., Inc. (The)*	919	34,012
Primerica, Inc.	4,500	223,020
ProAssurance Corp.	5,968	284,853
Reinsurance Group of America, Inc.	8,863	843,935
RenaissanceRe Holdings Ltd.	7,493	831,049
RLI Corp.	1,254	77,974
Safety Insurance Group, Inc.	2,144	121,372
Selective Insurance Group, Inc.	7,573	262,859
State Auto Financial Corp.	3,671	75,292
Stewart Information Services Corp.	6,309	219,679
United Fire Group, Inc.	5,098	228,492
United Insurance Holdings Corp.	363	5,921
Validus Holdings Ltd.	11,817	544,646
White Mountains Insurance Group Ltd.	567	470,610

		13,656,722

Internet & Catalog Retail 0.7%
1-800-FLOWERS.COM, Inc., Class A*	6,313	49,557
FTD Cos., Inc.*	6,119	170,170
Lands’ End, Inc.* (a)	995	24,208
Liberty TripAdvisor Holdings, Inc., Series A*	7,603	167,722
Liberty Ventures, Series A*	14,933	597,320
Shutterfly, Inc.*	1,349	62,027

		1,071,004

Internet Software & Services 0.5%
Bankrate, Inc.*	8,602	78,622
Blucora, Inc.*	9,727	77,913
BroadVision, Inc.*	530	3,450
Demand Media, Inc.*	2,200	12,958
DHI Group, Inc.*	8,573	60,954
EarthLink Holdings Corp.	15,745	91,478
IntraLinks Holdings, Inc.*	13,803	122,985
Limelight Networks, Inc.*	13,145	23,004
Marchex, Inc., Class B	5,787	24,595
Monster Worldwide, Inc.*	28,853	92,330
QuinStreet, Inc.*	1,905	6,706
Qumu Corp.*	1,201	5,969
RealNetworks, Inc.*	8,708	39,708
Reis, Inc.	561	14,120
RetailMeNot, Inc.*	1,720	14,500
SciQuest, Inc.*	852	11,775
TechTarget, Inc.*	2,129	16,521
XO Group, Inc.*	4,128	72,900

		770,488

Leisure Products 0.4%
Arctic Cat, Inc.	1,298	21,586
Callaway Golf Co.	23,624	220,648
Escalade, Inc.	1,700	20,281
JAKKS Pacific, Inc.*	744	5,580
Johnson Outdoors, Inc., Class A	1,510	36,436

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Leisure Products (continued)
Vista Outdoor, Inc.*	6,725	$322,666

		627,197

Life Sciences Tools & Services 0.0%†
Harvard Bioscience, Inc.*	8,872	26,350
Luminex Corp.*	2,319	46,612

		72,962

Machinery 3.9%
Actuant Corp., Class A	5,720	152,781
AGCO Corp.	11,599	620,199
Alamo Group, Inc.	3,290	185,688
Albany International Corp., Class A	4,353	175,382
Altra Industrial Motion Corp.	2,645	75,911
American Railcar Industries, Inc. (a)	3,556	145,832
Astec Industries, Inc.	4,508	218,187
Barnes Group, Inc.	9,800	318,402
Briggs & Stratton Corp.	11,092	234,818
Chart Industries, Inc.*	2,104	54,157
CIRCOR International, Inc.	1,486	83,885
Columbus McKinnon Corp.	2,396	39,558
Douglas Dynamics, Inc.	3,542	81,147
Dynamic Materials Corp.	3,442	33,628
Eastern Co. (The)	399	6,667
EnPro Industries, Inc.	3,189	186,812
ESCO Technologies, Inc.	4,475	172,198
Federal Signal Corp.	8,450	115,680
FreightCar America, Inc.	1,066	18,282
Gencor Industries, Inc.*	499	7,201
Graham Corp.	678	12,550
Greenbrier Cos., Inc. (The) (a)	5,289	158,617
Hardinge, Inc.	3,600	46,800
Hurco Cos., Inc.	1,343	43,486
Hyster-Yale Materials Handling, Inc.	1,391	85,199
ITT Corp.	4,819	184,905
Kadant, Inc.	600	28,410
Key Technology, Inc.*	300	2,685
LB Foster Co., Class A	1,727	33,987
LS Starrett Co. (The), Class A	690	7,466
Lydall, Inc.*	2,211	81,343
Manitowoc Co., Inc. (The) (a)	13,665	77,890
Manitowoc Foodservice, Inc.*	13,665	205,112
MFRI, Inc.*	700	4,886
Miller Industries, Inc.	3,923	83,403
Mueller Industries, Inc.	7,738	244,211
NN, Inc.	4,118	61,935
Oshkosh Corp.	9,489	463,538
RBC Bearings, Inc.*	2,079	152,391
Standex International Corp.	218	16,718
Supreme Industries, Inc., Class A	1,565	19,453
Terex Corp.	3,088	73,772
Titan International, Inc.	7,730	51,250
TriMas Corp.*	4,514	81,703
Trinity Industries, Inc.	21,800	425,318

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Twin Disc, Inc.	800	$10,600
Wabash National Corp.*	8,502	121,153
Watts Water Technologies, Inc., Class A	1,576	88,051
Woodward, Inc.	1,823	98,825

		5,892,072

Marine 0.5%
Golden Ocean Group Ltd.*	7,701	6,677
International Shipholding Corp. (a)	1,527	3,818
Kirby Corp.*	7,810	498,434
Matson, Inc.	6,764	262,984

		771,913

Media 1.8%
A H Belo Corp., Class A	5,287	26,065
Ballantyne Strong, Inc.*	3,804	17,194
Carmike Cinemas, Inc.*	1,847	55,391
Central European Media Enterprises Ltd., Class A* (a)	5,462	14,529
Cumulus Media, Inc., Class A*	33,273	12,364
E.W. Scripps Co. (The), Class A*	9,108	138,259
Entercom Communications Corp., Class A*	8,252	93,578
Gannett Co., Inc.	3,800	64,030
Gray Television, Inc.*	18,869	242,467
Harte-Hanks, Inc.	15,557	28,314
John Wiley & Sons, Inc., Class A	4,579	227,073
Madison Square Garden Co. (The), Class A*	1,640	257,447
Media General, Inc.*	6,766	117,255
Meredith Corp.	5,055	259,372
MSG Networks, Inc., Class A*	2,090	35,718
New Media Investment Group, Inc.	5,178	83,107
New York Times Co. (The), Class A	3,406	43,665
Orchard Enterprises, Inc.* (b)	200	0
Radio One, Inc., Class D*	7,300	16,133
Saga Communications, Inc., Class A	533	22,413
Salem Media Group, Inc.	4,000	31,080
Scholastic Corp.	3,562	129,585
Sinclair Broadcast Group, Inc., Class A	3,219	103,233
Sizmek, Inc.*	5,632	14,925
TEGNA, Inc.	22,071	515,579
Time, Inc.	10,390	152,733

		2,701,509

Metals & Mining 3.0%
A. M. Castle & Co.* (a)	5,579	17,741
Allegheny Technologies, Inc. (a)	10,925	178,515
Ampco-Pittsburgh Corp.	2,015	38,466
Carpenter Technology Corp.	4,307	152,511
Century Aluminum Co.*	12,804	112,931
Coeur Mining, Inc.*	21,453	173,769
Commercial Metals Co.	21,652	388,004
Ferroglobe PLC	2,142	21,827
Friedman Industries, Inc.	1,708	10,573
Haynes International, Inc.	1,240	46,537
Hecla Mining Co. (a)	37,419	161,276
Kaiser Aluminum Corp.	311	29,492

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Metals & Mining (continued)
Materion Corp.	6,595	$191,189
Olympic Steel, Inc.	2,883	65,213
Reliance Steel & Aluminum Co.	10,251	758,267
Royal Gold, Inc.	6,476	405,527
Schnitzer Steel Industries, Inc., Class A	7,214	148,753
Steel Dynamics, Inc.	34,600	872,266
Stillwater Mining Co.*	8,998	109,776
SunCoke Energy, Inc.	14,908	110,766
Synalloy Corp.	400	3,388
TimkenSteel Corp.	2,796	35,621
United States Steel Corp. (a)	11,566	221,026
Universal Stainless & Alloy Products, Inc.*	2,462	32,080
Worthington Industries, Inc.	6,047	228,274

		4,513,788

Multiline Retail 0.6%
Dillard’s, Inc., Class A	6,260	441,017
Fred’s, Inc., Class A	10,280	150,808
Gordmans Stores, Inc.*	2,434	5,622
J.C. Penney Co., Inc.* (a)	26,772	248,444

		845,891

Oil, Gas & Consumable Fuels 2.5%
Adams Resources & Energy, Inc.	928	37,352
Alon USA Energy, Inc.	11,971	125,695
Bill Barrett Corp.*	6,715	53,451
Bonanza Creek Energy, Inc.* (a)	1,221	4,737
California Resources Corp.	189	416
Callon Petroleum Co.*	17,330	182,138
Clayton Williams Energy, Inc.* (a)	2,805	50,855
Cloud Peak Energy, Inc.* (a)	10,788	23,841
CONSOL Energy, Inc.	1,816	27,331
Contango Oil & Gas Co.*	2,718	34,192
CVR Energy, Inc. (a)	5,163	125,358
Delek US Holdings, Inc.	13,041	207,221
Denbury Resources, Inc.	21,886	84,480
DHT Holdings, Inc.	10,879	62,445
Dorian LPG Ltd.*	3,278	33,304
EP Energy Corp., Class A* (a)	5,079	24,938
GasLog Ltd. (a)	1,613	20,663
Gastar Exploration, Inc.*	7,400	14,726
Green Plains, Inc.	9,109	164,873
Jones Energy, Inc., Class A*	1,251	6,005
Kosmos Energy Ltd.*	2,578	16,705
Matador Resources Co.*	1,579	34,027
Nordic American Tankers Ltd.	457	7,042
Northern Oil and Gas, Inc.* (a)	6,696	36,560
Overseas Shipholding Group, Inc., Class A	340	690
Overseas Shipholding Group, Inc., Class B	3,400	7,548
Panhandle Oil and Gas, Inc., Class A	650	12,279
Par Pacific Holdings, Inc.*	209	3,994
PBF Energy, Inc., Class A	11,549	371,647
PDC Energy, Inc.*	5,135	322,427
Renewable Energy Group, Inc.*	11,439	111,187

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Rice Energy, Inc.*	3,564	$61,693
Ring Energy, Inc.*	279	2,009
RSP Permian, Inc.*	9,770	299,060
Scorpio Tankers, Inc.	26,623	166,660
Ship Finance International Ltd. (a)	9,817	148,924
SM Energy Co. (a)	5,622	175,182
Synergy Resources Corp.*	10,975	79,240
Teekay Tankers Ltd., Class A	5,819	22,927
Triangle Petroleum Corp.*	25,328	11,370
VAALCO Energy, Inc.*	16,300	20,049
Western Refining, Inc.	12,145	325,000
WPX Energy, Inc.*	23,545	227,445

		3,747,686

Paper & Forest Products 1.0%
Boise Cascade Co.*	4,262	88,948
Clearwater Paper Corp.*	2,700	161,298
Domtar Corp.	16,668	644,051
KapStone Paper and Packaging Corp.	12,954	205,839
Mercer International, Inc.	9,600	80,640
P.H. Glatfelter Co.	5,872	134,645
Resolute Forest Products, Inc.*	12,249	71,167
Schweitzer-Mauduit International, Inc.	3,946	135,703

		1,522,291

Personal Products 0.1%
Inter Parfums, Inc.	2,048	62,710
Mannatech, Inc.*	180	3,751
Nutraceutical International Corp.*	2,121	50,034

		116,495

Pharmaceuticals 0.4%
Amphastar Pharmaceuticals, Inc.*	1,418	17,442
Cumberland Pharmaceuticals, Inc.*	3,851	18,292
Prestige Brands Holdings, Inc.*	8,368	475,135
Sagent Pharmaceuticals, Inc.*	839	9,766
SciClone Pharmaceuticals, Inc.*	8,431	111,289

		631,924

Professional Services 1.6%
CBIZ, Inc.*	10,512	107,012
CDI Corp.	3,055	21,843
CRA International, Inc.*	1,679	36,434
Franklin Covey Co.*	3,598	59,259
FTI Consulting, Inc.*	9,462	381,319
Heidrick & Struggles International, Inc.	3,433	67,733
Hill International, Inc.*	5,280	22,387
Hudson Global, Inc.	3,050	7,900
Huron Consulting Group, Inc.*	3,076	171,056
ICF International, Inc.*	4,900	192,913
Kelly Services, Inc., Class A	11,298	212,063
Korn/Ferry International	9,135	247,924
ManpowerGroup, Inc.	3,186	245,418

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Professional Services (continued)
Mistras Group, Inc.*	2,616	$63,752
Navigant Consulting, Inc.*	10,803	172,416
On Assignment, Inc.*	5,540	199,772
Pendrell Corp.*	15,303	7,880
RCM Technologies, Inc.	400	2,096
Resources Connection, Inc.	10,511	155,248
RPX Corp.*	3,385	37,506
TrueBlue, Inc.*	4,454	83,245

		2,495,176

Real Estate Management & Development 0.8%
Alexander & Baldwin, Inc.	7,464	285,423
AV Homes, Inc.*	2,103	24,184
Consolidated-Tomoka Land Co.	533	26,277
Forestar Group, Inc.*	6,786	91,611
FRP Holdings, Inc.*	468	17,073
Griffin Industrial Realty, Inc.	535	13,750
Realogy Holdings Corp.*	19,253	688,102
St. Joe Co. (The)*	2,058	34,677

		1,181,097

Road & Rail 1.5%
AMERCO	300	105,600
ArcBest Corp.	7,253	138,460
Avis Budget Group, Inc.*	7,499	188,225
Celadon Group, Inc.	3,854	38,810
Covenant Transportation Group, Inc., Class A*	1,851	36,853
Genesee & Wyoming, Inc., Class A*	5,921	385,516
Knight Transportation, Inc.	9,587	254,727
Marten Transport Ltd.	10,682	199,326
PAM Transportation Services, Inc.*	559	13,813
Patriot Transportation Holding, Inc.*	156	3,228
Roadrunner Transportation Systems, Inc.*	3,825	45,211
Ryder System, Inc.	7,358	507,113
Saia, Inc.*	3,270	94,568
USA Truck, Inc.*	1,450	25,694
Werner Enterprises, Inc.	9,675	245,165

		2,282,309

Semiconductors & Semiconductor Equipment 3.1%
Alpha & Omega Semiconductor Ltd.*	1,600	20,784
Amkor Technology, Inc.*	19,208	109,678
Axcelis Technologies, Inc.*	25,191	72,046
AXT, Inc.*	4,715	12,118
Brooks Automation, Inc.	23,201	219,481
Cabot Microelectronics Corp.	2,219	92,954
Cascade Microtech, Inc.*	1,518	31,741
Cirrus Logic, Inc.*	2,779	100,322
Cohu, Inc.	5,275	60,979
Cree, Inc.* (a)	6,028	147,746
Diodes, Inc.*	5,923	110,286
Entegris, Inc.*	16,224	215,617
Fairchild Semiconductor International, Inc.*	30,633	612,660

Common Stocks (Continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.*	14,383	$803,147
FormFactor, Inc.*	1,379	10,618
GigPeak, Inc.*	427	982
GSI Technology, Inc.*	2,857	11,285
Intersil Corp., Class A	3,956	46,246
IXYS Corp.	8,521	92,027
Kulicke & Soffa Industries, Inc.*	16,503	176,912
Lattice Semiconductor Corp.*	27,371	152,457
MaxLinear, Inc., Class A*	1,601	26,817
Microsemi Corp.*	1,298	43,859
MKS Instruments, Inc.	14,152	507,491
NeoPhotonics Corp.*	6,970	83,570
ON Semiconductor Corp.*	38,348	363,156
PDF Solutions, Inc.*	1,300	17,485
Photronics, Inc.*	13,655	144,470
Rudolph Technologies, Inc.*	8,814	122,250
Sigma Designs, Inc.*	8,961	56,723
Silicon Laboratories, Inc.*	747	34,960
Ultra Clean Holdings, Inc.*	5,880	33,457
Ultratech, Inc.*	7,083	153,630
Veeco Instruments, Inc.*	566	10,420
Xcerra Corp.*	2,022	11,930

		4,710,304

Software 0.5%
Aware, Inc.*	1,965	8,194
BSQUARE Corp.*	700	4,361
EnerNOC, Inc.*	4,864	33,172
Epiq Systems, Inc.	6,249	92,298
GSE Systems, Inc.*	2,512	6,406
Progress Software Corp.*	1,449	36,978
Rovi Corp.*	19,914	350,885
Seachange International, Inc.*	7,775	29,001
Tangoe, Inc.*	1,300	11,466
Telenav, Inc.*	2,119	12,078
Zynga, Inc., Class A*	93,386	222,259

		807,098

Specialty Retail 3.6%
Aaron’s, Inc.	12,312	322,698
Abercrombie & Fitch Co., Class A	5,740	153,430
American Eagle Outfitters, Inc.	10,355	148,180
Ascena Retail Group, Inc.*	14,245	125,499
AutoNation, Inc.*	8,882	449,873
Barnes & Noble Education, Inc.*	10,488	98,168
Barnes & Noble, Inc.	16,595	194,991
bebe stores, inc.* (a)	22,178	12,482
Big 5 Sporting Goods Corp.	1,914	23,140
Build-A-Bear Workshop, Inc.*	3,938	51,864
Caleres, Inc.	7,063	178,058
Cato Corp. (The), Class A	1,670	61,105
Chico’s FAS, Inc.	536	6,759
Children’s Place, Inc. (The)	2,853	222,277

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Christopher & Banks Corp.*	6,160	$16,016
Citi Trends, Inc.	4,439	79,724
Conn’s, Inc.* (a)	300	4,122
CST Brands, Inc.	3,642	137,558
Destination XL Group, Inc.*	1,161	6,235
DSW, Inc., Class A	6,408	157,445
Express, Inc.*	10,273	186,763
Finish Line, Inc. (The), Class A	5,036	99,461
GameStop Corp., Class A (a)	13,474	441,947
Genesco, Inc.*	3,135	216,879
Group 1 Automotive, Inc.	3,291	216,679
Guess?, Inc.	8,128	149,149
Haverty Furniture Cos., Inc.	4,796	89,541
hhgregg, Inc.* (a)	6,217	12,123
Kirkland’s, Inc.	515	8,456
MarineMax, Inc.*	7,037	133,773
New York & Co., Inc.*	7,295	27,137
Office Depot, Inc.*	16,871	99,202
Penske Automotive Group, Inc.	11,425	447,060
Perfumania Holdings, Inc.*	220	616
Rent-A-Center, Inc.	12,897	189,586
Shoe Carnival, Inc.	5,581	143,041
Sonic Automotive, Inc., Class A	4,342	81,456
Stage Stores, Inc. (a)	3,860	28,410
Stein Mart, Inc.	253	1,832
Tailored Brands, Inc.	8,345	145,370
Tandy Leather Factory, Inc.*	1,309	9,229
Tilly’s, Inc., Class A*	900	5,661
Trans World Entertainment Corp.*	2,150	8,342
Vitamin Shoppe, Inc.*	3,913	107,099
West Marine, Inc.*	3,667	36,743
Zumiez, Inc.* (a)	3,018	50,642

		5,385,821

Technology Hardware, Storage & Peripherals 0.6%
Astro-Med, Inc.	765	10,955
Electronics For Imaging, Inc.*	6,178	246,132
Hutchinson Technology, Inc.*	4,426	16,155
Imation Corp.* (a)	6,274	9,850
Intevac, Inc.*	2,819	13,700
Lexmark International, Inc., Class A	8,866	342,228
Super Micro Computer, Inc.*	10,176	273,836
TransAct Technologies, Inc.	1,096	9,546

		922,402

Textiles, Apparel & Luxury Goods 0.6%
Charles & Colvard Ltd.*	3,368	4,042
Culp, Inc.	1,828	47,967
Deckers Outdoor Corp.*	3,530	204,069
Delta Apparel, Inc.*	158	3,199
G-III Apparel Group Ltd.*	858	38,825
Iconix Brand Group, Inc.*	6,497	55,095
Lakeland Industries, Inc.*	200	1,738
Movado Group, Inc.	3,816	107,649

Common Stocks (continued)

	Shares	Market Value

Textiles, Apparel & Luxury Goods (continued)
Perry Ellis International, Inc.*	4,123	$78,543
Rocky Brands, Inc.	1,932	23,281
Superior Uniform Group, Inc.	1,724	32,790
Tumi Holdings, Inc.*	3,436	91,672
Unifi, Inc.*	2,451	63,138
Vera Bradley, Inc.*	2,520	44,201
Wolverine World Wide, Inc.	8,607	163,103

		959,312

Thrifts & Mortgage Finance 2.5%
Astoria Financial Corp.	22,703	341,453
Atlantic Coast Financial Corp.*	235	1,509
Bank Mutual Corp.	8,483	68,543
BankFinancial Corp.	4,079	50,416
Beneficial Bancorp, Inc.*	3,267	45,379
Cape Bancorp, Inc.	600	8,754
Capitol Federal Financial, Inc.	22,999	305,657
Clifton Bancorp, Inc.	2,855	42,482
Dime Community Bancshares, Inc.	4,847	87,779
ESSA Bancorp, Inc.	1,116	15,122
EverBank Financial Corp.	12,158	183,343
Federal Agricultural Mortgage Corp., Class C	2,150	87,462
First Defiance Financial Corp.	1,726	68,315
First Financial Northwest, Inc.	4,800	65,472
First Place Financial Corp.* (b)	367	0
Flagstar Bancorp, Inc.*	9,056	214,356
Fox Chase Bancorp, Inc.	1,341	26,431
HF Financial Corp.	155	3,115
Hingham Institution for Savings	82	10,495
Home Bancorp, Inc.	983	27,445
HomeStreet, Inc.*	2,347	50,578
HopFed Bancorp, Inc.	12	135
Kearny Financial Corp./MD	1,316	16,608
Meridian Bancorp, Inc.	5,417	79,197
Meta Financial Group, Inc.	702	34,833
Northeast Community Bancorp, Inc.	300	2,025
Northfield Bancorp, Inc.	15,046	238,630
Northwest Bancshares, Inc.	12,876	180,522
OceanFirst Financial Corp.	2,296	44,726
Oritani Financial Corp.	5,415	93,842
PHH Corp.*	11,592	148,725
Provident Financial Holdings, Inc.	1,200	20,760
Provident Financial Services, Inc.	8,534	170,509
Pulaski Financial Corp.	573	9,265
Riverview Bancorp, Inc.	5,811	25,336
SI Financial Group, Inc.	1,087	15,131
Southern Missouri Bancorp, Inc.	598	14,812
Territorial Bancorp, Inc.	1,130	29,640
TrustCo Bank Corp.	12,974	83,163
United Community Financial Corp.	10,202	60,600
United Financial Bancorp, Inc.	6,168	80,061
Walker & Dunlop, Inc.*	3,905	86,105
Washington Federal, Inc.	20,793	505,062

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
Waterstone Financial, Inc.	3,065	$42,971
Westfield Financial, Inc.	4,598	35,221
WSFS Financial Corp.	3,204	109,385

		3,831,370

Tobacco 0.2%
Alliance One International, Inc.*	2,540	64,796
Universal Corp. (a)	3,217	175,487

		240,283

Trading Companies & Distributors 1.7%
Air Lease Corp.	14,672	447,203
Aircastle Ltd.	7,110	154,287
Applied Industrial Technologies, Inc.	4,795	219,755
Beacon Roofing Supply, Inc.*	6,182	264,157
CAI International, Inc.*	3,088	31,559
GATX Corp. (a)	5,996	275,456
H&E Equipment Services, Inc.	2,093	42,341
Houston Wire & Cable Co.	5,159	37,712
Kaman Corp.	3,008	126,607
Lawson Products, Inc.*	1,501	29,405
MRC Global, Inc.*	11,965	167,271
Rush Enterprises, Inc., Class A*	7,111	140,016
TAL International Group, Inc.*	9,079	155,251
Titan Machinery, Inc.*	5,779	75,127
United Rentals, Inc.*	841	56,288
Veritiv Corp.*	400	16,408
WESCO International, Inc.*	4,299	252,738
Willis Lease Finance Corp.*	606	14,653

		2,506,234

Transportation Infrastructure 0.1%
Macquarie Infrastructure Corp.	2,478	174,426
Wesco Aircraft Holdings, Inc.*	2,715	39,178

		213,604

Water Utilities 0.0%†
Consolidated Water Co., Ltd.	4,041	56,130

Wireless Telecommunication Services 0.6%
Boingo Wireless, Inc.*	3,704	28,484
Shenandoah Telecommunications Co.	8,780	251,898
Spok Holdings, Inc.	5,414	91,984
Telephone & Data Systems, Inc.	14,522	429,415
United States Cellular Corp.*	3,375	143,910

		945,691

Total Common Stocks (cost $138,400,544)		150,433,483

Convertible Bond 0.0%†

	Principal Amount	Market Value

Pharmaceuticals 0.0%†
Catalyst Biosciences, Inc., 0.00%, 02/19/18 (a)	$10,044	$9,843

Total Convertible Bond (cost $10,044)		9,843

Rights 0.0%†

	Number of Rights

Banks 0.0%†
Enterprise Bancorp, Inc., expiring 5/27/2016* (b)	332	39

Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc.* (b)	11,649	29,355

Total Rights (cost $—)		29,394

Warrants 0.0%†

	Number of Warrants

Health Care Equipment & Supplies 0.0%†
PhotoMedex, Inc., expiring 12/13/14* (b)(c)	60	0

Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16* (a)(b)	1,235	0

Total Warrants (cost $–)		0

Mutual Fund 0.4%

	Shares

Money Market Fund 0.4%
Fidelity Institutional Money Market Fund — Institutional Class, 0.37% (d)(e)	594,309	594,309

Total Mutual Fund (cost $594,309)		594,309

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Repurchase Agreements 4.6%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $2,420,494, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $2,468,847. (e)(f)	$2,420,438	$2,420,438
Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $4,509,977, collateralized by U.S. Treasury Notes, ranging from 1.50% -2.63%, maturing 05/31/20 -12/31/22; total market value $4,600,074. (e)(f)	4,509,876	4,509,876

Total Repurchase Agreements (cost $6,930,314)		6,930,314

Total Investments (cost $145,935,211) (g) — 104.5%		157,997,343
Liabilities in excess of other assets — (4.5%)		(6,741,650)

NET ASSETS — 100.0%		$151,255,693

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $7,333,987.

(b)	Fair valued security.

(c)	Illiquid security.

(d)	Represents 7-day effective yield as of April 30, 2016.

(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2016 was $7,524,623.

(f)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(g)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AG	Stock Corporation

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund
Assets:
Investments, at value* (cost $139,004,897)	$151,067,029
Repurchase agreements, at value (cost $6,930,314)	6,930,314

Total Investments, at value (total cost $145,935,211)	157,997,343

Cash	614,015
Dividends receivable	48,303
Security lending income receivable	8,662
Receivable for investments sold	237,120
Receivable for capital shares issued	174,360
Prepaid expenses	36,749

Total Assets	159,116,552

Liabilities:
Payable for investments purchased	105,277
Payable for capital shares redeemed	37,212
Payable upon return of securities loaned (Note 2)	7,524,623
Accrued expenses and other payables:
Investment advisory fees	110,082
Fund administration fees	9,475
Distribution fees	4,014
Administrative servicing fees	40,853
Accounting and transfer agent fees	3,250
Trustee fees	228
Custodian fees	1,008
Compliance program costs (Note 3)	58
Professional fees	17,691
Printing fees	7,088

Total Liabilities	7,860,859

Net Assets	$151,255,693

Represented by:
Capital	$136,897,960
Accumulated undistributed net investment income	60,207
Accumulated net realized gains from investments	2,235,394
Net unrealized appreciation/(depreciation) from investments	12,062,132

Net Assets	$151,255,693

*	Includes value of securities on loan of $7,333,987 (Note 2).

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund
Net Assets:
Class A Shares	$7,957,978
Class C Shares	2,794,454
Institutional Service Class Shares	136,039,745
Institutional Class Shares	4,463,516

Total	$151,255,693

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	669,829
Class C Shares	247,810
Institutional Service Class Shares	11,371,221
Institutional Class Shares	367,402

Total	12,656,262

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.88
Class C Shares (b)	$11.28
Institutional Service Class Shares	$11.96
Institutional Class Shares	$12.15
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$12.60

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund
INVESTMENT INCOME:
Dividend income	$1,156,196
Income from securities lending (Note 2)	63,247
Interest income	1,566
Foreign tax withholding	(295)

Total Income	1,220,714

EXPENSES:
Investment advisory fees	639,157
Fund administration fees	56,334
Distribution fees Class A	12,276
Distribution fees Class C	14,164
Administrative servicing fees Class A	5,237
Administrative servicing fees Class C	1,566
Administrative servicing fees Institutional Service Class	150,895
Registration and filing fees	24,898
Professional fees	16,776
Printing fees	8,161
Trustee fees	2,132
Custodian fees	2,694
Accounting and transfer agent fees	8,380
Compliance program costs (Note 3)	320
Other	6,912

Total Expenses	949,902

NET INVESTMENT INCOME	270,812

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	2,147,343
Net change in unrealized appreciation/(depreciation) from investments	(2,143,807)

Net realized/unrealized gains from investments	3,536

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$274,348

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide U.S. Small Cap Value Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$270,812	$377,698
Net realized gains from investments	2,147,343	12,443,121
Net change in unrealized appreciation/(depreciation) from investments	(2,143,807)	(15,185,246)

Change in net assets resulting from operations	274,348	(2,364,427)

Distributions to Shareholders From:
Net investment income:
Class A	(28,810)	(12,738)
Class C	–	–
Institutional Service Class	(383,752)	(133,398)
Institutional Class	(16,348)	(7,859)
Net realized gains:
Class A	(997,150)	(1,727,475)
Class C	(264,902)	(499,093)
Institutional Service Class	(10,868,446)	(16,357,590)
Institutional Class	(325,748)	(310,851)

Change in net assets from shareholder distributions	(12,885,156)	(19,049,004)

Change in net assets from capital transactions	16,704,345	12,321,269

Change in net assets	4,093,537	(9,092,162)

Net Assets:
Beginning of period	147,162,156	156,254,318

End of period	$151,255,693	$147,162,156

Accumulated undistributed net investment income at end of period	$60,207	$218,305

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,610,111	$13,170,120
Dividends reinvested	826,533	1,365,147
Cost of shares redeemed	(4,899,603)	(16,686,048)

Total Class A Shares	(2,462,959)	(2,150,781)

Class C Shares
Proceeds from shares issued	255,006	885,887
Dividends reinvested	197,309	362,499
Cost of shares redeemed	(589,481)	(1,493,918)

Total Class C Shares	(137,166)	(245,532)

Institutional Service Class Shares
Proceeds from shares issued	15,602,374	20,632,274
Dividends reinvested	11,005,594	15,885,728
Cost of shares redeemed	(8,140,538)	(23,674,157)

Total Institutional Service Class Shares	18,467,430	12,843,845

Statements of Changes in Net Assets (Continued)

	Nationwide U.S. Small Cap Value Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$1,012,911	$3,157,425
Dividends reinvested	342,096	318,710
Cost of shares redeemed	(517,967)	(1,602,398)

Total Institutional Class Shares	837,040	1,873,737

Change in net assets from capital transactions	$16,704,345	$12,321,269

SHARE TRANSACTIONS:
Class A Shares
Issued	135,458	992,666
Reinvested	72,694	108,286
Redeemed	(442,518)	(1,208,090)

Total Class A Shares	(234,366)	(107,138)

Class C Shares
Issued	22,156	68,550
Reinvested	18,219	29,959
Redeemed	(52,124)	(114,633)

Total Class C Shares	(11,749)	(16,124)

Institutional Service Class Shares
Issued	1,316,379	1,512,271
Reinvested	961,187	1,252,036
Redeemed	(696,839)	(1,741,715)

Total Institutional Service Class Shares	1,580,727	1,022,592

Institutional Class Shares
Issued	82,954	229,570
Reinvested	29,440	24,753
Redeemed	(41,756)	(118,025)

Total Institutional Class Shares	70,638	136,298

Total change in shares	1,405,250	1,035,628

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide U.S. Small Cap Value Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$13.01	0.02	(0.04)	(0.02)	(0.03)	(1.08)	(1.11)	$11.88	0.25%		$7,957,978	1.44%	0.32%		1.44%	11.16%
Year Ended October 31, 2015	$15.24	0.02	(0.38)	(0.36)	(0.01)	(1.86)	(1.87)	$13.01	(1.95%	)	$11,767,447	1.46%	0.17%		1.47%	26.93%
Year Ended October 31, 2014	$14.86	(0.03)	1.19	1.16	–	(0.78)	(0.78)	$15.24	7.99%		$15,415,654	1.42%	(0.22%	)	1.46%	23.65%
Year Ended October 31, 2013	$11.02	–	4.12	4.12	(0.07)	(0.21)	(0.28)	$14.86	38.22%		$14,048,236	1.39%	–		1.44%	19.48%
Year Ended October 31, 2012	$9.93	0.02	1.35	1.37	–	(0.28)	(0.28)	$11.02	14.30%		$1,737,594	1.38%	0.20%		1.49%	11.76%
Year Ended October 31, 2011	$9.50	(0.02)	0.45	0.43	–	–	–	$9.93	4.53%		$1,770,283	1.38%	(0.21%	)	1.59%	17.88%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$12.42	(0.03)	(0.03)	(0.06)	–	(1.08)	(1.08)	$11.28	(0.11%	)	$2,794,454	2.19%	(0.46%	)	2.19%	11.16%
Year Ended October 31, 2015	$14.73	(0.07)	(0.38)	(0.45)	–	(1.86)	(1.86)	$12.42	(2.70%	)	$3,224,309	2.19%	(0.57%	)	2.20%	26.93%
Year Ended October 31, 2014	$14.48	(0.14)	1.17	1.03	–	(0.78)	(0.78)	$14.73	7.27%		$4,059,732	2.16%	(0.97%	)	2.19%	23.65%
Year Ended October 31, 2013	$10.75	(0.06)	4.00	3.94	–	(0.21)	(0.21)	$14.48	37.31%		$2,407,598	2.09%	(0.48%	)	2.14%	19.48%
Year Ended October 31, 2012	$9.76	(0.05)	1.32	1.27	–	(0.28)	(0.28)	$10.75	13.50%		$869,607	2.09%	(0.51%	)	2.20%	11.76%
Year Ended October 31, 2011	$9.41	(0.09)	0.44	0.35	–	–	–	$9.76	3.72%		$853,527	2.09%	(0.90%	)	2.29%	17.88%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$13.10	0.02	(0.04)	(0.02)	(0.04)	(1.08)	(1.12)	$11.96	0.23%		$136,039,745	1.32%	0.40%		1.32%	11.16%
Year Ended October 31, 2015	$15.32	0.04	(0.39)	(0.35)	(0.01)	(1.86)	(1.87)	$13.10	(1.82%	)	$128,228,157	1.34%	0.27%		1.34%	26.93%
Year Ended October 31, 2014	$14.92	(0.02)	1.20	1.18	–	(0.78)	(0.78)	$15.32	8.10%		$134,292,405	1.34%	(0.15%	)	1.37%	23.65%
Year Ended October 31, 2013	$11.06	0.05	4.09	4.14	(0.07)	(0.21)	(0.28)	$14.92	38.31%		$134,003,167	1.34%	0.37%		1.40%	19.48%
Year Ended October 31, 2012	$9.95	0.03	1.36	1.39	–	(0.28)	(0.28)	$11.06	14.47%		$94,130,117	1.34%	0.24%		1.45%	11.76%
Year Ended October 31, 2011	$9.53	–	0.42	0.42	–	–	–	$9.95	4.41%		$57,617,887	1.33%	(0.01%	)	1.57%	17.88%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$13.28	0.04	(0.04)	–	(0.05)	(1.08)	(1.13)	$12.15	0.43%		$4,463,516	1.08%	0.63%		1.08%	11.16%
Year Ended October 31, 2015	$15.50	0.07	(0.39)	(0.32)	(0.04)	(1.86)	(1.90)	$13.28	(1.64%	)	$3,942,243	1.09%	0.50%		1.09%	26.93%
Year Ended October 31, 2014	$15.05	0.02	1.21	1.23	–	(0.78)	(0.78)	$15.50	8.38%		$2,486,527	1.09%	0.10%		1.13%	23.65%
Year Ended October 31, 2013	$11.15	0.02	4.19	4.21	(0.10)	(0.21)	(0.31)	$15.05	38.68%		$1,988,395	1.09%	0.16%		1.13%	19.48%
Year Ended October 31, 2012	$10.01	0.05	1.37	1.42	–	(0.28)	(0.28)	$11.15	14.69%		$51,062	1.09%	0.49%		1.20%	11.76%
Year Ended October 31, 2011	$9.56	0.02	0.43	0.45	–	–	–	$10.01	4.71%		$44,459	1.09%	0.23%		1.33%	17.88%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

Fund Overview	Nationwide Ziegler Equity Income Fund

Asset Allocation†

Common Stocks	98.3%
Repurchase Agreements	3.3%
Exchange Traded Fund	1.3%
Mutual Fund	0.3%
Liabilities in excess of other assets	(3.2%)
100.0%

Top Industries††

Banks	13.4%
Pharmaceuticals	10.9%
Oil, Gas & Consumable Fuels	10.4%
Real Estate Investment Trusts (REITs)	7.5%
Electric Utilities	6.0%
Insurance	5.8%
Aerospace & Defense	4.8%
Diversified Telecommunication Services	3.4%
Semiconductors & Semiconductor Equipment	3.0%
Communications Equipment	2.9%
Other Industries*	31.9%
100.0%

Top Holdings††

Wells Fargo & Co.	4.5%
Exxon Mobil Corp.	4.3%
Johnson & Johnson	4.1%
Lockheed Martin Corp.	3.4%
Chevron Corp.	3.4%
Pfizer, Inc.	3.0%
Cisco Systems, Inc.	2.9%
General Electric Co.	2.9%
JPMorgan Chase & Co.	2.7%
Edison International	2.5%
Other Holdings*	66.3%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

Shareholder Expense Example	Nationwide Ziegler Equity Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Ziegler Equity Income Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	1,010.60	4.60	0.92
	Hypothetical	(a)(b)	1,000.00	1,020.29	4.62	0.92
Class C Shares	Actual	(a)	1,000.00	1,007.10	8.28	1.66
	Hypothetical	(a)(b)	1,000.00	1,016.61	8.32	1.66
Institutional Service Class Shares	Actual	(a)	1,000.00	1,012.40	3.45	0.69
	Hypothetical	(a)(b)	1,000.00	1,021.43	3.47	0.69
Institutional Class Shares	Actual	(a)	1,000.00	1,012.20	2.90	0.58
	Hypothetical	(a)(b)	1,000.00	1,021.98	2.92	0.58

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks 98.3%

	Shares	Market Value

Aerospace & Defense 5.0%
Boeing Co. (The)	77,375	$10,430,150
Lockheed Martin Corp.	109,074	25,346,616

		35,776,766

Airlines 1.0%
Copa Holdings SA, Class A (a)	113,254	7,219,942

Banks 13.8%
BB&T Corp.	141,913	5,020,882
Fifth Third Bancorp	449,635	8,232,817
JPMorgan Chase & Co.	317,540	20,068,528
Park National Corp.	43,617	4,004,041
PNC Financial Services Group, Inc. (The)	153,928	13,511,800
SunTrust Banks, Inc.	171,238	7,147,474
U.S. Bancorp	187,224	7,992,592
Wells Fargo & Co.	665,554	33,264,389

		99,242,523

Beverages 1.6%
Dr. Pepper Snapple Group, Inc.	127,002	11,545,752

Chemicals 1.9%
Dow Chemical Co. (The)	105,244	5,536,887
LyondellBasell Industries NV, Class A	99,867	8,256,005

		13,792,892

Communications Equipment 3.0%
Cisco Systems, Inc.	791,945	21,770,568

Diversified Telecommunication Services 3.5%
AT&T, Inc.	239,455	9,295,643
Verizon Communications, Inc.	307,416	15,659,771

		24,955,414

Electric Utilities 6.2%
Edison International	267,284	18,899,652
Entergy Corp.	75,501	5,676,165
FirstEnergy Corp.	187,365	6,106,225
PPL Corp.	376,642	14,176,805

		44,858,847

Energy Equipment & Services 1.7%
Helmerich & Payne, Inc. (a)	182,057	12,037,609

Health Care Equipment & Supplies 1.2%
Abbott Laboratories	214,216	8,333,002

Hotels, Restaurants & Leisure 2.8%
Carnival Corp.	74,659	3,662,024
Darden Restaurants, Inc.	77,216	4,806,696
DineEquity, Inc.	137,962	11,864,732

		20,333,452

Common Stocks (continued)

	Shares	Market Value

Household Products 1.6%
Kimberly-Clark Corp.	62,731	$7,853,294
Procter & Gamble Co. (The)	43,622	3,494,995

		11,348,289

Industrial Conglomerates 3.0%
General Electric Co.	695,744	21,394,128

Information Technology Services 0.7%
Leidos Holdings, Inc.	99,363	4,929,398

Insurance 6.0%
Aflac, Inc.	75,594	5,213,718
American Financial Group, Inc.	216,003	14,927,967
Chubb Ltd.	126,961	14,963,624
Travelers Cos., Inc. (The)	73,363	8,062,594

		43,167,903

Media 1.8%
Regal Entertainment Group, Class A (a)	615,048	12,823,751

Multiline Retail 2.1%
Target Corp.	187,072	14,872,224

Multi-Utilities 0.8%
Ameren Corp.	125,161	6,007,728

Oil, Gas & Consumable Fuels 10.7%
Chevron Corp.	245,678	25,103,378
ConocoPhillips	375,768	17,957,953
Exxon Mobil Corp.	358,631	31,702,980
Williams Cos., Inc. (The)	121,323	2,352,453

		77,116,764

Pharmaceuticals 11.3%
AbbVie, Inc.	95,685	5,836,785
Eli Lilly & Co.	192,756	14,558,861
Johnson & Johnson	271,798	30,463,120
Merck & Co., Inc.	141,836	7,778,286
Pfizer, Inc.	687,671	22,493,718

		81,130,770

Real Estate Investment Trusts (REITs) 7.7%
Annaly Capital Management, Inc.	740,740	7,718,511
Apartment Investment & Management Co., Class A	112,481	4,505,989
Chimera Investment Corp.	672,091	9,543,692
Duke Realty Corp.	175,698	3,842,515
Macerich Co. (The)	163,825	12,463,806
Weingarten Realty Investors	468,928	17,312,822

		55,387,335

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment 3.1%
Intel Corp.	349,350	$10,578,318
Texas Instruments, Inc.	199,853	11,399,615

		21,977,933

Software 1.9%
CA, Inc.	192,660	5,714,296
Microsoft Corp.	161,390	8,048,519

		13,762,815

Specialty Retail 0.5%
Guess?, Inc.	186,182	3,416,440

Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc.	108,649	10,184,757

Textiles, Apparel & Luxury Goods 1.6%
Coach, Inc.	295,055	11,881,865

Tobacco 1.6%
Philip Morris International, Inc.	119,135	11,689,526

Trading Companies & Distributors 0.8%
GATX Corp.	130,778	6,007,941

Total Common Stocks (cost $685,793,047)		706,966,334

Exchange Traded Fund 1.3%
Equity Fund 1.3%
Vanguard Value ETF	112,676	9,424,221

Total Exchange Traded Fund (cost $8,782,924)		9,424,221

Mutual Fund 0.3%
Money Market Fund 0.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37% (b)(c)	2,010,332	2,010,332

Total Mutual Fund (cost $2,010,332)		2,010,332

Repurchase Agreements 3.3%

	Principal Amount	Market Value

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $8,187,654, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $8,351,213. (c)(d)	$8,187,462	$8,187,462
Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $15,255,615, collateralized by U.S. Treasury Notes, ranging from 1.50% - 2.63%, maturing 05/31/20 - 12/31/22; total market value $15,560,382. (c)(d)	15,255,272	15,255,272

Total Repurchase Agreements (cost $23,442,734)		23,442,734

Total Investments (cost $720,029,037) (e) — 103.2%		741,843,621

Liabilities in excess of other assets — (3.2%)		(23,315,359)

NET ASSETS — 100.0%		$718,528,262

(a)	The security or a portion of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $24,572,461.

(b)	Represents 7-day effective yield as of April 30, 2016.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2016 was $25,453,066.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ETF	Exchange Traded Fund

Ltd.	Limited

NV	Public Traded Company

REIT	Real Estate Investment Trust

SA	Stock Company

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Ziegler Equity Income Fund
Assets:
Investments, at value* (cost $696,586,303)	$718,400,887
Repurchase agreements, at value (cost $23,442,734)	23,442,734

Total Investments, at value (total cost $720,029,037)	741,843,621

Cash	159,451,649
Dividends receivable	502,801
Security lending income receivable	29,292
Receivable for investments sold	624,783
Receivable for capital shares issued	47,668
Prepaid expenses	39,840

Total Assets	902,539,654

Liabilities:
Payable for investments purchased	157,180,064
Payable for capital shares redeemed	1,079,940
Payable upon return of securities loaned (Note 2)	25,453,066
Accrued expenses and other payables:
Investment advisory fees	234,997
Fund administration fees	16,801
Distribution fees	9,657
Administrative servicing fees	7,306
Accounting and transfer agent fees	3,225
Trustee fees	1,104
Custodian fees	3,228
Compliance program costs (Note 3)	169
Professional fees	13,625
Printing fees	7,738
Other	472

Total Liabilities	184,011,392

Net Assets	$718,528,262

Represented by:
Capital	$706,773,616
Accumulated undistributed net investment income	1,375,961
Accumulated net realized losses from investments	(11,435,899)
Net unrealized appreciation/(depreciation) from investments	21,814,584

Net Assets	$718,528,262

*	Includes value of securities on loan of $24,572,461 (Note 2).

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Ziegler Equity Income Fund
Net Assets:
Class A Shares	$19,243,993
Class C Shares	6,923,663
Institutional Service Class Shares	11,502,196
Institutional Class Shares	680,858,410

Total	$718,528,262

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	1,455,785
Class C Shares	528,246
Institutional Service Class Shares	867,005
Institutional Class Shares	51,310,341

Total	54,161,377

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$13.22
Class C Shares (b)	$13.11
Institutional Service Class Shares	$13.27
Institutional Class Shares	$13.27
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$14.03

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Ziegler Equity Income Fund
INVESTMENT INCOME:
Dividend income	$9,768,364
Income from securities lending (Note 2)	146,227
Interest income	5,395

Total Income	9,919,986

EXPENSES:
Investment advisory fees	1,279,601
Fund administration fees	95,246
Distribution fees Class A	24,183
Distribution fees Class C	34,640
Administrative servicing fees Class A	8,475
Administrative servicing fees Class C	2,560
Administrative servicing fees Institutional Service Class	6,061
Registration and filing fees	22,916
Professional fees	19,306
Printing fees	7,667
Trustee fees	7,437
Custodian fees	9,074
Accounting and transfer agent fees	10,745
Compliance program costs (Note 3)	1,141
Other	10,313

Total Expenses	1,539,365

NET INVESTMENT INCOME	8,380,621

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(9,003,188)
Net change in unrealized appreciation/(depreciation) from investments	10,404,222

Net realized/unrealized gains from investments	1,401,034

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,781,655

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Nationwide Ziegler Equity Income Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$8,380,621	$11,347,614
Net realized gains/(losses) from investments	(9,003,188)	10,058,446
Net change in unrealized appreciation/(depreciation) from investments	10,404,222	(20,702,257)

Change in net assets resulting from operations	9,781,655	703,803

Distributions to Shareholders From:
Net investment income:
Class A	(240,985)	(641,251)
Class C	(63,121)	(144,082)
Institutional Service Class	(147,879)	(331,228)
Institutional Class	(6,600,139)	(11,937,240)
Net realized gains:
Class A	(323,732)	(211,022)
Class C	(119,008)	(58,063)
Institutional Service Class	(179,824)	(97,133)
Institutional Class	(7,209,187)	(2,822,317)

Change in net assets from shareholder distributions	(14,883,875)	(16,242,336)

Change in net assets from capital transactions	220,993,261	156,007,552

Change in net assets	215,891,041	140,469,019

Net Assets:
Beginning of period	502,637,221	362,168,202

End of period	$718,528,262	$502,637,221

Accumulated undistributed net investment income at end of period	$1,375,961	$47,464

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$881,951	$3,207,598
Dividends reinvested	527,425	799,108
Cost of shares redeemed	(2,483,448)	(6,009,700)

Total Class A Shares	(1,074,072)	(2,002,994)

Class C Shares
Proceeds from shares issued	893,699	1,988,691
Dividends reinvested	170,539	191,064
Cost of shares redeemed	(1,334,768)	(931,043)

Total Class C Shares	(270,530)	1,248,712

Institutional Service Class Shares
Proceeds from shares issued	1,383,222	2,459,446
Dividends reinvested	287,044	355,075
Cost of shares redeemed	(1,252,188)	(2,332,134)

Total Institutional Service Class Shares	418,078	482,387

Statements of Changes in Net Assets (Continued)

	Nationwide Ziegler Equity Income Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$230,532,938	$174,395,325
Dividends reinvested	13,806,869	14,759,557
Cost of shares redeemed	(22,420,022)	(32,875,435)

Total Institutional Class Shares	221,919,785	156,279,447

Change in net assets from capital transactions	$220,993,261	$156,007,552

SHARE TRANSACTIONS:
Class A Shares
Issued	67,969	233,173
Reinvested	40,617	60,271
Redeemed	(193,032)	(440,162)

Total Class A Shares	(84,446)	(146,718)

Class C Shares
Issued	69,397	145,381
Reinvested	13,235	14,531
Redeemed	(105,486)	(69,955)

Total Class C Shares	(22,854)	89,957

Institutional Service Class Shares
Issued	107,940	180,346
Reinvested	22,033	26,723
Redeemed	(97,800)	(171,304)

Total Institutional Service Class Shares	32,173	35,765

Institutional Class Shares
Issued	17,638,171	12,482,689
Reinvested	1,059,716	1,112,503
Redeemed	(1,692,025)	(2,371,593)

Total Institutional Class Shares	17,005,862	11,223,599

Total change in shares	16,930,735	11,202,603

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Ziegler Equity Income Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$13.46	0.20	(0.07)	0.13	(0.16)	(0.21)	(0.37)	$13.22	1.06%	$19,243,993	0.92%	3.07%	0.92%	17.81%
Year Ended October 31, 2015	$13.87	0.31	(0.22)	0.09	(0.38)	(0.12)	(0.50)	$13.46	0.78%	$20,726,341	0.93%	2.29%	0.93%	56.34%
Period Ended October 31, 2014 (h)	$13.37	0.06	0.45	0.51	(0.01)	–	(0.01)	$13.87	3.79%	$23,396,375	1.00%	1.73%	1.00%	1.89%
Year Ended July 31, 2014	$12.01	0.25	1.27	1.52	(0.16)	–	(0.16)	$13.37	12.69%	$24,092,166	1.06%	1.94%	1.12%	46.23%
Year Ended July 31, 2013	$10.12	0.24	1.91	2.15	(0.26)	–	(0.26)	$12.01	21.57%	$19,218,955	1.15%	2.23%	1.76%	69.00%
Year Ended July 31, 2012	$9.18	0.24	0.94	1.18	(0.24)	–	(0.24)	$10.12	13.12%	$11,518,605	1.15%	2.60%	1.90%	79.00%
Year Ended July 31, 2011	$7.89	0.25	1.31	1.56	(0.27)	–	(0.27)	$9.18	19.98%	$9,259,221	1.15%	2.79%	2.00%	78.00%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$13.35	0.15	(0.07)	0.08	(0.11)	(0.21)	(0.32)	$13.11	0.71%	$6,923,663	1.66%	2.33%	1.66%	17.81%
Year Ended October 31, 2015	$13.76	0.21	(0.22)	(0.01)	(0.28)	(0.12)	(0.40)	$13.35	0.05%	$7,355,755	1.67%	1.55%	1.67%	56.34%
Period Ended October 31, 2014 (h)	$13.29	0.03	0.44	0.47	–	–	–	$13.76	3.54%	$6,346,237	1.70%	1.03%	1.70%	1.89%
Year Ended July 31, 2014	$11.94	0.16	1.27	1.43	(0.08)	–	(0.08)	$13.29	12.00%	$6,126,678	1.75%	1.25%	1.80%	46.23%
Year Ended July 31, 2013	$10.07	0.18	1.89	2.07	(0.20)	–	(0.20)	$11.94	20.79%	$4,504,018	1.75%	1.63%	2.26%	69.00%
Year Ended July 31, 2012	$9.14	0.19	0.93	1.12	(0.19)	–	(0.19)	$10.07	12.40%	$2,673,144	1.75%	2.00%	2.40%	79.00%
Year Ended July 31, 2011	$7.85	0.19	1.32	1.51	(0.22)	–	(0.22)	$9.14	19.37%	$2,431,052	1.75%	2.19%	2.50%	78.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2016 (Unaudited)	$13.50	0.21	(0.06)	0.15	(0.17)	(0.21)	(0.38)	$13.27	1.24%	$11,502,196	0.69%	3.28%	0.69%	17.81%
Year Ended October 31, 2015	$13.92	0.34	(0.23)	0.11	(0.41)	(0.12)	(0.53)	$13.50	0.94%	$11,272,994	0.70%	2.51%	0.70%	56.34%
Period Ended October 31, 2014 (h)	$13.42	0.07	0.44	0.51	(0.01)	–	(0.01)	$13.92	3.82%	$11,120,577	0.77%	1.94%	0.77%	1.89%
Year Ended July 31, 2014	$12.04	0.27	1.29	1.56	(0.18)	–	(0.18)	$13.42	13.05%	$10,198,392	0.87%	2.14%	0.93%	46.23%
Year Ended July 31, 2013	$10.15	0.27	1.90	2.17	(0.28)	–	(0.28)	$12.04	21.80%	$8,697,861	0.90%	2.48%	1.51%	69.00%
Year Ended July 31, 2012	$9.21	0.27	0.94	1.21	(0.27)	–	(0.27)	$10.15	13.38%	$6,777,074	0.88%	2.87%	1.65%	79.00%
Year Ended July 31, 2011	$7.88	0.28	1.33	1.61	(0.28)	–	(0.28)	$9.21	20.68%	$5,532,039	0.90%	3.04%	1.75%	78.00%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$13.51	0.22	(0.07)	0.15	(0.18)	(0.21)	(0.39)	$13.27	1.22%	$680,858,410	0.58%	3.35%	0.58%	17.81%
Year Ended October 31, 2015	$13.92	0.36	(0.22)	0.14	(0.43)	(0.12)	(0.55)	$13.51	1.13%	$463,282,131	0.59%	2.64%	0.59%	56.34%
Period Ended October 31, 2014 (h)	$13.42	0.07	0.45	0.52	(0.02)	–	(0.02)	$13.92	3.84%	$321,305,013	0.64%	2.09%	0.64%	1.89%
Period Ended July 31, 2014 (j)	$12.15	0.27	1.20	1.47	(0.20)	–	(0.20)	$13.42	12.19%	$309,242,204	0.66%	2.33%	0.66%	45.97%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

April 30, 2016 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2016, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the thirteen (13) series listed below (each, a “Fund”; collectively, the “Funds”). Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

- Nationwide Bailard Cognitive Value Fund (“Cognitive Value”)

- Nationwide Bailard Technology & Science Fund (“Technology & Science”)

- Nationwide Fund (“Nationwide Fund”)

- Nationwide Diverse Managers Fund (“Diverse Managers”)

- Nationwide Geneva Mid Cap Growth Fund (“Mid Cap Growth”)

- Nationwide Geneva Small Cap Growth Fund (“Small Cap Growth”)

- Nationwide Growth Fund (“Growth”)

- Nationwide Herndon Mid Cap Value Fund (“Mid Cap Value”)

- Nationwide HighMark Large Cap Core Equity Fund (“Large Cap Core Equity”)

- Nationwide HighMark Small Cap Core Fund (“Small Cap Core”)

- Nationwide Small Company Growth Fund (“Small Company Growth”)

- Nationwide U.S. Small Cap Value Fund (“U.S. Small Cap Value”)

- Nationwide Ziegler Equity Income Fund (“Equity Income”)

The Funds, as applicable, currently offer Class A, Class C, Class M, Class R, Institutional Service Class, and Institutional Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Each of the Funds is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At April 30, 2016, 100% of the market value of Technology & Science, Nationwide Fund, Mid Cap Value and Large Cap Core Equity was determined based on Level 1 inputs.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2016. Please refer to the Statements of Investments for additional information on portfolio holdings.

Cognitive Value

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$75,951,827	$—	$—	$75,951,827
Exchange Traded Funds	5,466,785	—	—	5,466,785
Mutual Fund	25,041	—	—	25,041
Repurchase Agreements	—	292,002	—	292,002
Total	$81,443,653	$292,002	$—	$81,735,655

Diverse Managers
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$276,269	$20,381	$—	$296,650
Air Freight & Logistics	164,539	5,234	—	169,773
Airlines	—	4,876	—	4,876
Auto Components	108,266	66,824	—	175,090
Automobiles	—	61,964	—	61,964
Banks	104,641	173,306	—	277,947
Beverages	—	45,551	—	45,551
Biotechnology	122,061	51,866	—	173,927
Building Products	15,040	—	—	15,040

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Capital Markets	$454,676	$73,170	$—	$527,846
Chemicals	291,722	94,314	—	386,036
Commercial Services & Supplies	105,931	8,268	—	114,199
Communications Equipment	160,481	16,351	—	176,832
Construction Materials	—	10,584	—	10,584
Consumer Finance	312,766	—	—	312,766
Diversified Financial Services	435,567	35,807	—	471,374
Diversified Telecommunication Services	83,244	61,226	—	144,470
Electric Utilities	—	30,381	—	30,381
Electrical Equipment	19,832	81,060	—	100,892
Electronic Equipment, Instruments & Components	60,636	—	—	60,636
Energy Equipment & Services	272,801	11,461	—	284,262
Food & Staples Retailing	21,918	33,294	—	55,212
Food Products	114,456	28,250	—	142,706
Health Care Equipment & Supplies	—	11,488	—	11,488
Health Care Technology	—	3,976	—	3,976
Hotels, Restaurants & Leisure	120,649	7,403	—	128,052
Household Durables	28,644	81,316	—	109,960
Household Products	—	22,601	—	22,601
Independent Power and Renewable Electricity Producers	104,318	10,433	—	114,751
Industrial Conglomerates	—	21,720	—	21,720
Information Technology Services	418,163	13,442	—	431,605
Insurance	36,020	118,738	—	154,758
Internet & Catalog Retail	74,256	—	—	74,256
Internet Software & Services	141,126	36,743	—	177,869
Machinery	—	45,086	—	45,086
Media	10,668	37,390	—	48,058
Metals & Mining	—	64,391	—	64,391
Multiline Retail	—	18,383	—	18,383
Oil, Gas & Consumable Fuels	527,076	134,716	—	661,792
Paper & Forest Products	—	23,026	—	23,026
Personal Products	—	81,425	—	81,425
Pharmaceuticals	291,114	181,909	—	473,023
Professional Services	65,834	34,737	—	100,571
Real Estate Investment Trusts (REITs)	5,959	31,393	—	37,352
Real Estate Management & Development	69,527	48,475	—	118,002
Road & Rail	15,272	17,518	—	32,790
Semiconductors & Semiconductor Equipment	48,246	31,577	—	79,823
Software	220,283	7,508	—	227,791
Specialty Retail	252,426	—	—	252,426
Technology Hardware, Storage & Peripherals	421,669	12,315	—	433,984
Textiles, Apparel & Luxury Goods	8,463	39,493	—	47,956
Tobacco	366,781	4,086	—	370,867
Trading Companies & Distributors	84,950	25,560	—	110,510
Transportation Infrastructure	17,937	8,571	—	26,508
Wireless Telecommunication Services	—	25,925	—	25,925
Total Common Stocks	$6,454,227	$2,115,512	$—	$8,569,739

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds	$—	$1,007,908	$—	$1,007,908
Exchange Traded Fund	48,322	—	—	48,322
U.S. Government Mortgage Backed Agencies	—	2,157,029	—	2,157,029
U.S. Government Sponsored & Agency Obligations	—	2,234,315	—	2,234,315
U.S. Treasury Bond	—	1,619,931	—	1,619,931
Total	$6,502,549	$9,134,695	$—	$15,637,244

Mid Cap Growth

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$958,587,176	$—	$—	$958,587,176
Mutual Fund	2,696,562	—	—	2,696,562
Repurchase Agreements	—	31,444,959	—	31,444,959
Total	$961,283,738	$31,444,959	$—	$992,728,697
Small Cap Growth
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$346,069,510	$—	$—	$346,069,510
Mutual Fund	600,172	—	—	600,172
Repurchase Agreements	—	6,998,677	—	6,998,677
Total	$346,669,682	$6,998,677	$—	$353,668,359
Growth
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$190,306,212	$—	$—	$190,306,212
Exchange Traded Fund	4,942,500	—	—	4,942,500
Right	—	48,812	—	48,812
Total	$195,248,712	$48,812	$—	$195,297,524
Small Cap Core
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$132,928,792	$—	$—	$132,928,792
Futures Contracts	102,789	—	—	102,789
Mutual Fund	133,848	—	—	133,848
Repurchase Agreements	—	1,560,825	—	1,560,825
Total	$133,165,429	$1,560,825	$—	$134,726,254

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Small Company Growth
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$167,759,410	$—	$—	$167,759,410
Mutual Fund	912,309	—	—	912,309
Repurchase Agreements	—	10,638,557	—	10,638,557
Total	$168,671,719	$10,638,557	$—	$179,310,276

U.S. Small Cap Value

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,544,872	$—	$—	$2,544,872
Air Freight & Logistics	753,293	—	—	753,293
Airlines	476,697	—	—	476,697
Auto Components	1,388,310	—	—	1,388,310
Automobiles	62,064	—	—	62,064
Banks	17,841,635	—	—	17,841,635
Beverages	153,086	—	—	153,086
Biotechnology	406,901	—	—	406,901
Building Products	1,900,902	—	—	1,900,902
Capital Markets	930,210	—	—	930,210
Chemicals	4,520,654	—	—	4,520,654
Commercial Services & Supplies	5,187,636	—	—	5,187,636
Communications Equipment	1,940,341	—	—	1,940,341
Construction & Engineering	4,580,077	—	—	4,580,077
Construction Materials	40,178	—	—	40,178
Consumer Finance	844,017	—	—	844,017
Containers & Packaging	711,443	—	—	711,443
Distributors	344,032	—	—	344,032
Diversified Consumer Services	1,153,863	—	—	1,153,863
Diversified Financial Services	391,016	—	—	391,016
Diversified Telecommunication Services	1,677,651	—	—	1,677,651
Electrical Equipment	1,602,194	—	—	1,602,194
Electronic Equipment, Instruments & Components	9,239,613	—	—	9,239,613
Energy Equipment & Services	6,884,873	—	—	6,884,873
Food & Staples Retailing	859,675	—	—	859,675
Food Products	4,553,754	—	—	4,553,754
Gas Utilities	519,096	—	—	519,096
Health Care Equipment & Supplies	1,765,621	—	—	1,765,621
Health Care Providers & Services	4,165,931	—	—	4,165,931
Health Care Technology	341,089	—	—	341,089
Hotels, Restaurants & Leisure	1,979,616	—	—	1,979,616
Household Durables	4,312,827	—	—	4,312,827
Household Products	184,988	—	—	184,988
Independent Power and Renewable Electricity Producers	832,598	—	—	832,598
Industrial Conglomerates	42,993	—	—	42,993
Information Technology Services	1,820,964	—	—	1,820,964
Insurance	13,656,722	—	—	13,656,722
Internet & Catalog Retail	1,071,004	—	—	1,071,004
Internet Software & Services	770,488	—	—	770,488

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Leisure Products	$627,197	$—	$—	$627,197
Life Sciences Tools & Services	72,962	—	—	72,962
Machinery	5,892,072	—	—	5,892,072
Marine	771,913	—	—	771,913
Media	2,701,509	—	—	2,701,509
Metals & Mining	4,513,788	—	—	4,513,788
Multiline Retail	845,891	—	—	845,891
Oil, Gas & Consumable Fuels	3,747,686	—	—	3,747,686
Paper & Forest Products	1,522,291	—	—	1,522,291
Personal Products	116,495	—	—	116,495
Pharmaceuticals	631,924	—	—	631,924
Professional Services	2,495,176	—	—	2,495,176
Real Estate Management & Development	1,181,097	—	—	1,181,097
Road & Rail	2,282,309	—	—	2,282,309
Semiconductors & Semiconductor Equipment	4,710,304	—	—	4,710,304
Software	807,098	—	—	807,098
Specialty Retail	5,385,821	—	—	5,385,821
Technology Hardware, Storage & Peripherals	922,402	—	—	922,402
Textiles, Apparel & Luxury Goods	959,312	—	—	959,312
Thrifts & Mortgage Finance	3,831,370	—	—	3,831,370
Tobacco	240,283	—	—	240,283
Trading Companies & Distributors	2,506,234	—	—	2,506,234
Transportation Infrastructure	213,604	—	—	213,604
Water Utilities	56,130	—	—	56,130
Wireless Telecommunication Services	945,691	—	—	945,691
Total Common Stocks	$150,433,483	$—	$—	$150,433,483
Convertible Bond	—	9,843	—	9,843
Mutual Fund	594,309	—	—	594,309
Repurchase Agreements	—	6,930,314	—	6,930,314
Rights	—	39	29,355	29,394
Warrants	—	—	—	—
Total	$151,027,792	$6,940,196	$29,355	$157,997,343

Equity Income

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$706,966,334	$—	$—	$706,966,334
Exchange Traded Fund	9,424,221	—	—	9,424,221
Mutual Fund	2,010,332	—	—	2,010,332
Repurchase Agreements	—	23,442,734	—	23,442,734
Total	$718,400,887	$23,442,734	$—	$741,843,621

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended April 30, 2016, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

U.S. Small Cap Value

	Common Stocks	Rights	Total
Balance as of 10/31/15	$—	$29,355	$29,355
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/(Depreciation)	—	—	—
Purchases*	—	—	—
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—
Balance as of 04/30/16	$—	$29,355	$29,355
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 04/30/16**	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

**	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments”

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”, if applicable.

(c)	Futures Contracts

Nationwide Fund, Large Cap Core Equity and Small Cap Core are subject to equity price risk in the normal course of pursuing their objective(s). Nationwide Fund, Large Cap Core Equity and Small Cap Core entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date at a specific price or currency amount.

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Upon entering into a futures contract, a Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

A Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2016

Nationwide Fund

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$142,394
Total		$142,394

Large Cap Core Equity

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$280
Total		$280

Small Cap Core

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$102,789
Total		$102,789
(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2016

Nationwide Fund

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$858,672
Total	$858,672

Large Cap Core Equity

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$116,199
Total	$116,199

Small Cap Core

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$(183,576)
Total	$(183,576)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended April 30, 2016

Nationwide Fund

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(875,549)
Total	$(875,549)

Large Cap Core Equity

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(143,827)
Total	$(143,827)

Small Cap Core

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(25,234)
Total	$(25,234)

Information about derivative instruments reflected as of April 30, 2016 is generally indicative of the type of derivative instruments used for Nationwide Fund, Large Cap Core Equity and Small Cap Core for the six months

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

ended April 30, 2016. The number of futures contracts held by Nationwide Fund, Large Cap Core Equity and Small Cap Core as of April 30, 2016 is generally indicative of the volume for the six months ended April 30, 2016.

The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. At April 30, 2016, Nationwide Fund, Large Cap Core Equity and Small Cap Core have entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	Securities Lending

During the six months ended April 30, 2016, Cognitive Value, Nationwide Fund, Mid Cap Growth, Small Cap Growth, Small Cap Core, Small Company Growth, U.S. Small Cap Value and Equity Income entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Funds receive payments from BBH equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2016, which were comprised of cash, were as follows:

Fund	Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Cognitive Value	$317,043
Mid Cap Growth	34,141,521
Small Cap Growth	7,598,849
Small Cap Core	1,694,673
Small Company Growth	11,550,866
U.S. Small Cap Value	7,524,623
Equity Income	25,453,066

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Institutional Money Market Fund,

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2016, the Securities Lending Agreement does not permit the Funds to enforce a netting arrangement.

At April 30, 2016, Nationwide Fund did not have any portfolio securities on loan.

(e)	Joint Repurchase Agreement

During the six months ended April 30, 2016, Cognitive Value, Nationwide Fund, Mid Cap Growth, Small Cap Growth, Small Cap Core, Small Company Growth, U.S. Small Cap Value and Equity Income, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At April 30, 2016, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $117,002,730, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $119,340,010.

Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $218,004,905, collateralized by U.S. Treasury Notes, ranging from 1.50% — 2.63%, maturing 05/31/20 — 12/31/22; total market value $222,360,057.

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

At April 30, 2016, the Funds’ investment in the joint repos was subject to an enforceable netting arrangement. The Funds’ proportionate holding in the joint repos was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Cognitive Value	BNP Paribas Securities Corp.	$101,983	$—	$101,983	$(101,983)	$—
Cognitive Value	Royal Bank of Canada	190,019	—	190,019	(190,019)	—
Mid Cap Growth	BNP Paribas Securities Corp.	10,982,269	—	10,982,269	(10,982,269)	—
Mid Cap Growth	Royal Bank of Canada	20,462,690	—	20,462,690	(20,462,690)	—
Small Cap Growth	BNP Paribas Securities Corp.	2,444,314	—	2,444,314	(2,444,314)	—
Small Cap Growth	Royal Bank of Canada	4,554,363	—	4,554,363	(4,554,363)	—
Small Cap Core	BNP Paribas Securities Corp.	545,124	—	545,124	(545,124)	—
Small Cap Core	Royal Bank of Canada	1,015,701	—	1,015,701	(1,015,701)	—
Small Company Growth	BNP Paribas Securities Corp.	3,715,556	—	3,715,556	(3,715,556)	—
Small Company Growth	Royal Bank of Canada	6,923,001	—	6,923,001	(6,923,001)	—
U.S. Small Cap Value	BNP Paribas Securities Corp.	2,420,438	—	2,420,438	(2,420,438)	—
U.S. Small Cap Value	Royal Bank of Canada	4,509,876	—	4,509,876	(4,509,876)	—
Equity Income	BNP Paribas Securities Corp.	8,187,462	—	8,187,462	(8,187,462)	—
Equity Income	Royal Bank of Canada	15,255,272	—	15,255,272	(15,255,272)	—

Amounts designated as “—” are zero.

*	At April 30, 2016, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for each Fund’s undivided interest in each joint repo and related collateral.

At April 30, 2016, Nationwide Fund did not hold any repurchase agreements.

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.

A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain / loss from investments transaction in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. A Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, that Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

Each Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to a Fund’s NAV and financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

(i)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each of the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

As of April 30, 2016, the subadvisers for each Fund were as follows:

Fund	Subadviser
Cognitive Value	Bailard, Inc. (“Bailard”)
Technology & Science	Bailard
Nationwide Fund	HighMark Capital Management, Inc. (“HighMark”)
Diverse Managers	Ariel Investments, LLC
Garcia Hamilton & Associates, L.P.
Herndon Capital Management, LLC (“Herndon”)
Strategic Global Advisors, LLC
Mid Cap Growth	Henderson Geneva Capital Management Ltd. (“Henderson Geneva”)
Small Cap Growth	Henderson Geneva
Growth	Boston Advisors, LLC
Mid Cap Value	Herndon
Large Cap Core Equity	HighMark
Small Cap Core	HighMark
Small Company Growth	Brown Capital Management LLC
U.S. Small Cap Value	Dimensional Fund Advisors LP
Equity Income	Ziegler Capital Management, LLC

Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2016, the Funds paid investment advisory fees to NFA according to the schedule below.

Fund	Fee Schedule	Advisory Fee (annual rate)
Cognitive Value	Up to $500 million	0.75%
	$500 million and more	0.70%
Technology & Science	Up to $500 million	0.75%
	$500 million up to $1 billion	0.70%
	$1 billion and more	0.65%

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Fund	Fee Schedule	Advisory Fee (annual rate)
Nationwide Fund	Up to $250 million	0.60%
	$250 million up to $1 billion	0.575%
	$1 billion up to $2 billion	0.55%
	$2 billion up to $5 billion	0.525%
	$5 billion and more	0.50%
Diverse Managers	Up to $300 million	0.60%
	$300 million up to $450 million	0.58%
	$450 million up to $1 billion	0.56%
	$1 billion and more	0.52%
Mid Cap Growth	Up to $250 million	0.75%
	$250 million up to $500 million	0.70%
	$500 million and more	0.65%
Small Cap Growth	Up to $250 million	0.84%
	$250 million up to $500 million	0.79%
	$500 million and more	0.74%
Growth	Up to $250 million	0.60%
	$250 million up to $1 billion	0.575%
	$1 billion up to $2 billion	0.55%
	$2 billion up to $5 billion	0.525%
	$5 billion and more	0.50%
Mid Cap Value	Up to $250 million	0.75%
	$250 million up to $500 million	0.70%
	$500 million and more	0.675%
Large Cap Core Equity	Up to $250 million	0.60%
	$250 million up to $1billion	0.575%
	$1 billion up to $2 billion	0.55%
	$2 billion up to $5 billion	0.525%
	$5 billion and more	0.50%
Small Cap Core	Up to $500 million	0.90%
	$500 million and more	0.85%
Small Company Growth	Up to $500 million	0.84%
	$500 million and more	0.79%
U.S. Small Cap Value	Up to $500 million	0.90%
	$500 million and more	0.85%
Equity Income	Up to $100 million	0.55%
	$100 million up to $500 million	0.50%
	$500 million and more	0.45%

The Trust and NFA have entered into a written contract waiving 0.045% of investment advisory fees of the Nationwide Fund until February 28, 2017. During the six months ended April 30, 2016, the waiver of such investment advisory fees by NFA amounted to $218,791, for which NFA shall not be entitled to later seek recoupment.

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

For the six months ended April 30, 2016, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:

Fund	Effective Advisory Fee Rate Before Contractual* Fee Waivers	Effective Advisory Fee Rate After Contractual* Fee Waivers
Cognitive Value	0.75%	N/A
Technology & Science	0.75	N/A
Nationwide Fund	0.58	0.54%
Diverse Managers	0.60	N/A
Mid Cap Growth	0.69	N/A
Small Cap Growth	0.83	N/A
Growth	0.60	N/A
Mid Cap Value	0.75	N/A
Large Cap Core Equity	0.60	N/A
Small Cap Core	0.90	N/A
Small Company Growth	0.84	N/A
U.S. Small Cap Value	0.90	N/A
Equity Income	0.51	N/A

N/A — Not Applicable.

*	Please see above for additional information regarding contractual waivers.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the table below until March 31, 2017.

Fund	Classes	Amount (annual rate)
Cognitive Value	All Classes	1.07	%(a)
Technology & Science	All Classes	1.05	(a)
Diverse Managers	All Classes	0.84
Mid Cap Growth	All Classes	0.98	(a)
Small Cap Growth	All Classes	1.22	(a)
Growth	All Classes	0.65
Mid Cap Value	All Classes	0.95
Small Cap Core	All Classes	1.22	(a)
Small Company Growth	All Classes	0.94
U.S. Small Cap Value	All Classes	1.09
Equity Income	All Classes	0.75	(a)
(a)	For the period April 1, 2016 through April 30, 2016. Pursuant to an amendment to the Expense Limitation Agreement, the Fund’s class specific expense limitation was replaced with a Fund expense limitation effective April 1, 2016 through March 31, 2017.

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

The Trust and NFA have entered into a written Expense Limitation Agreement that limit Nationwide Fund’s and Large Cap Core Equity’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Funds business) from exceeding the amounts listed in the table below.

Fund	Class A	Class C	Class R	Institutional Service Class	Institutional Class
Nationwide Fund(a)	0.96%	N/A	N/A	N/A	N/A
Large Cap Core Equity(b)	1.22	1.82%	N/A	0.97%	0.82%
(a)	Effective until October 12, 2017.

(b)	Effective until March 31, 2017.

Prior to April 1, 2016, the Trust and NFA had a written Expense Limitation Agreement that limited the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the following amounts:

Fund	Class A	Class C	Class M	Institutional Service Class	Institutional Class
Cognitive Value	1.47%	2.07%	1.07%	1.22%	1.07%
Technology & Science	1.45	2.05	1.05	1.20	1.05
Mid Cap Growth	1.38	1.98	N/A	1.13	0.98
Small Cap Growth	1.62	2.22	N/A	1.37	1.22
Small Cap Core	1.62	2.22	N/A	1.37	1.22
Equity Income	1.15	1.75	N/A	0.90	0.75

N/A — Not Applicable.

NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to a Fund was made. However, no reimbursement may be made unless: (i) a Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2016, the cumulative potential reimbursements for the following Funds, listed by the period in which NFA waived fees or reimbursed expenses to a Funds are:

Fund	Fiscal Year 2013 Amount	Period Ended July 31, 2014 Amount(a)	Fiscal Year 2014 Amount		Fiscal Year 2015 Amount	Six Months Ended April 30, 2016 Amount	Total
Cognitive Value	N/A	$—	$8,533	(b)	$—	$83	$8,616
Technology & Science	N/A	—	6,838	(b)	—	202	7,040
Nationwide Fund	N/A	N/A	N/A		—	22,106	22,106

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Fund	Fiscal Year 2013 Amount	Period Ended July 31, 2014 Amount(a)	Fiscal Year 2014 Amount		Fiscal Year 2015 Amount	Six Months Ended April 30, 2016 Amount	Total
Diverse Managers	N/A	N/A	$107,574	(c)	$156,070	$75,629	$339,273
Mid Cap Growth	N/A	$—	—	(b)	—	—	—
Small Cap Growth	N/A	3,329	10,276	(b)	—	—	13,605
Growth	$529,143	N/A	484,482		449,982	246,158	1,709,765
Mid Cap Value	N/A	N/A	81,869	(d)	217,355	83,154	382,378
Large Cap Core Equity	N/A	30,107	22,684	(b)	4,507	21,470	78,768
Small Cap Core	N/A	2,303	3,358	(b)	—	—	5,661
Small Company Growth	179,353	N/A	153,973		97,176	20,429	450,931
U.S. Small Cap Value	73,081	N/A	54,458		6,569	—	134,108
Equity Income	N/A	45	—	(b)	—	—	45

N/A — Not Applicable.

Amounts designated as “—” are zero or have been rounded to zero.

(a)	For the period from September 16, 2013 through July 31, 2014.

(b)	For the period from August 1, 2014 through October 31, 2014.

(c)	For the period from April 1, 2014 (commencement of operations) through October 31, 2014.

(d)	For the period from July 1, 2014 (commencement of operations) through October 31, 2014.

Pursuant to the Expense Limitation Agreement, during the six months ended April 30, 2016, Small Cap Growth and Small Cap Core reimbursed NFA in the amount of $8,911and $380, respectively.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

For the six months ended April 30, 2016, NFM earned $956,661 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2016, the Funds’ aggregate portion of such costs amounted to $7,583.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the table below.

Fund	Class A Shares	Class C Shares(a)	Class R Shares(b)
Cognitive Value	0.25%	1.00%	N/A
Technology & Science	0.25	1.00	N/A
Nationwide Fund	0.25	1.00	0.50%
Diverse Managers	N/A	N/A	N/A
Mid Cap Growth	0.25	1.00	N/A
Small Cap Growth	0.25	1.00	N/A
Growth	0.25	1.00	0.50
Mid Cap Value	0.25	1.00	N/A
Large Cap Core Equity	0.25	1.00	N/A
Small Cap Core	0.25	1.00	N/A
Small Company Growth	0.25	N/A	N/A
U.S. Small Cap Value	0.25	1.00	N/A
Equity Income	0.25	1.00	N/A

N/A — Not Applicable.

(a)	For Class C Shares, 0.25% of the rate may be a service fee and 0.75% may be a distribution fee.

(b)	For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. The Funds’ Class A sales charges range from 0.00% to 5.75% based on the amount of the purchase. During the six months ended April 30, 2016, the Funds imposed front-end sales charges of $446,577. From these fees, NFD retained a portion amounting to $60,757.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A and Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2016, the Funds imposed CDSCs of $1,121. NFD retained all of the CDSCs imposed by the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires;

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

(iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, Class R, and Institutional Service Class shares of each of the Funds.

For the six months ended April 30, 2016, the effective rates for administrative services fees paid by the Funds were as follows:

Fund	Class A	Class C	Class R	Institutional Service Class
Cognitive Value	0.08%	0.08%	N/A	0.06%
Technology & Science	0.08	0.11	N/A	0.11
Nationwide Fund	0.08	0.08	0.25%	0.07
Diverse Managers	N/A	N/A	N/A	—
Mid Cap Growth	0.11	0.09	N/A	0.16
Small Cap Growth	0.12	0.08	N/A	0.10
Growth	0.07	0.12	—	0.24
Mid Cap Value	—	—	N/A	—
Large Cape Core Equity	0.13	0.06	N/A	0.05
Small Cap Core	0.12	0.10	N/A	0.06
Small Company Growth	0.13	N/A	N/A	0.25
U.S. Small Cap Value	0.11	0.11	N/A	0.24
Equity Income	0.09	0.07	N/A	0.11

N/A — Not Applicable.

Amounts designated as “—” are zero or have been rounded to zero.

For the six months ended April 30, 2016, each Fund’s total administrative services fees were as follows:

Fund	Amount
Cognitive Value	$521
Technology & Science	2,166
Nationwide Fund	329,513
Diverse Managers	13
Mid Cap Growth	713,375
Small Cap Growth	148,754
Growth	38,108
Mid Cap Value	—
Large Cap Core Equity	23,288
Small Cap Core	37,833
Small Company Growth	215,187
U.S. Small Cap Value	157,698
Equity Income	17,096

Amount designated as “—” is zero or has been rounded to zero.

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

As of April 30, 2016, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Cognitive Value	0.01%
Technology & Science	0.01
Nationwide Fund	35.34
Diverse Managers	98.96
Mid Cap Growth	—
Small Cap Growth	—
Growth	10.16
Mid Cap Value	99.13
Large Cap Core Equity	0.02
Small Cap Core	—
Small Company Growth	95.91
U.S. Small Cap Value	78.92
Equity Income	94.64

Amounts designated as “—” are zero or have been rounded to zero.

4. Line	of Credit

The Trust and NVIT (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the six months ended April 30, 2016, the Funds had no borrowings under the line of credit.

5.  Investment Transactions

For the six months ended April 30, 2016, purchases and sales of securities (excluding short-term securities) were as follows:

Fund	Purchases*	Sales*
Cognitive Value	$37,232,735	$37,196,937
Technology & Science	11,343,471	14,305,149
Nationwide Fund	231,803,342	239,003,040
Diverse Managers	5,503,654	5,450,809
Mid Cap Growth	80,657,842	148,739,767
Small Cap Growth	108,050,751	16,142,386
Growth	114,627,932	130,116,543

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Fund	Purchases*	Sales*
Mid Cap Value	$894,420	$850,082
Large Cap Core Equity	21,324,971	26,446,020
Small Cap Core	45,452,634	52,284,917
Small Company Growth	16,469,466	23,832,808
U.S. Small Cap Value	20,761,706	16,091,250
Equity Income	309,697,091	93,661,952
*	Includes purchases and sales of long-term U.S. Government securities, if any.

For the six months ended April 30, 2016, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:

Fund	Purchases	Sales
Diverse Managers	$230,807	$556,306

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

The Trust may invest through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Other

As of April 30, 2016, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Cognitive Value	59.36%	1
Technology & Science	59.82	1
Nationwide Fund	29.98	2	(a)
Diverse Managers	97.55	1	(a)
Mid Cap Growth	28.80	2
Small Cap Growth	49.24	3
Growth	—	—
Mid Cap Value	93.23	1	(a)
Large Cap Core Equity	55.26	2
Small Cap Core	53.44	3
Small Company Growth	92.70	2	(a)
U.S. Small Cap Value	71.55	2	(a)
Equity Income	42.63	3	(a)

Amounts designated as “—” are zero or have been rounded to zero.

(a)	Each such account is the account of an affiliated fund.

9.  Recaptured Brokerage Commissions

The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Funds’ Statement of Operations. During the six months ended April 30, 2016, the Funds recaptured the following amounts of brokerage commissions:

Fund	Amount
Cognitive Value	$—
Technology & Science	—
Nationwide Fund	117,351
Diverse Managers	1,102
Mid Cap Growth	2,600
Small Cap Growth	9,742
Growth	—

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Fund	Amount
Mid Cap Value	$289
Large Cap Core Equity	6,334
Small Cap Core	23,722
Small Company Growth	9,467
U.S. Small Cap Value	—
Equity Income	6,742

Amounts designated as “—” are zero or have been rounded to zero.

10.  In-Kind Subscription

Under certain circumstances, and when considered to be in the best interest of a fund, a fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of securities on the date of contribution. In-kind subscriptions result in no gain or loss and no tax consequences for the fund. During the year ended October 31, 2015, Small Company Growth accepted an in-kind subscription in an amount equal to $167,271,440.

11.  Merger

At close of business on October 9, 2015, Nationwide Fund (“Acquiring Fund”) acquired all of the net assets of Nationwide HighMark Value Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on June 10, 2015. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 4,816,605 shares of the Acquiring Fund, valued at $103,964,495, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $98,308,418 and identified cost of $94,247,678 at October 9, 2015, was the principal asset acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were $854,000,295. The net assets of the Acquiring Fund immediately following the acquisition were $957,964,790. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A, Class C, and Institutional Service Class shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund. Shareholders of Institutional Class shares of the Target Fund received a number of shares proportional to their ownership of Institutional Service Class of the Acquiring Fund.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/(Depreciation) immediately before and after the reorganization.

Fund/Class	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation/ (Depreciation)
Target Fund
Nationwide HighMark Value Fund				$4,060,740
Class A	5,387,399	$67,107,918	$12.4565
Class C	237,231	2,797,805	11.7936
Institutional Service Class	2,713,901	34,017,486	12.5345
Institutional Class	3,294	41,286	12.5331

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Fund/Class	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation/ (Depreciation)
Acquiring Fund
Nationwide Fund				$71,677,188
Class A	3,466,579	$75,314,835	$21.7260
Class C	100,881	2,057,810	20.3983
Class R	2,575	54,857	21.3073
Institutional Service Class	36,267,432	776,572,793	21.4124
After Reorganization
Nationwide Fund				$75,737,928
Class A	6,555,419	$142,422,753	$21.7260
Class C	238,041	4,855,615	20.3983
Class R	2,575	54,857	21.3073
Institutional Service Class	37,858,037	810,631,565	21.4124

The following pro forma information for the year ended October 31, 2016 is provided as though the reorganization had been completed on November 1, 2014, the beginning of the annual reporting period for the Fund:

●	Net investment income $13,503,271;
●	Net gain on investments $79,906,592;
●	Net change in unrealized appreciation/(depreciation) $(56,556,825); and
●	Net increase in net assets resulting from operations $36,853,038.

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since October 9, 2015.

At close of business on October 9, 2015, Nationwide HighMark Large Cap Core Equity Fund (“Acquiring Fund”) acquired all of the net assets of Nationwide HighMark Large Cap Growth Fund (“Target Fund”), each a series of the Trust, pursuant to a plan of reorganization approved by the Board of Trustees at a meeting held on June 10, 2015. The reorganization of the Target Fund was not required to be approved by the shareholders of the Target Fund. The purpose of the reorganization was to combine funds managed by NFA that had comparable objectives and investment strategies. The reorganization was accomplished by a tax free exchange of 2,321,147 shares of the Acquiring Fund, valued at $30,358,213, for the assets of the Target Fund. The investment portfolio of the Target Fund, with a fair value of $26,801,751 and identified cost of $24,770,326 at October 9, 2015, was the principal asset acquired by the Acquiring Fund. The net assets of the Acquiring Fund immediately before the acquisition were $56,559,803. The net assets of the Acquiring Fund immediately following the acquisition were $86,918,016. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at the then current fair values; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shareholders of Class A, Class C, Institutional Service Class, and Institutional Class shares of the Target Fund received a number of shares proportional to their ownership of the corresponding class of the Acquiring Fund.

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation/(Depreciation) immediately before and after the reorganization.

Fund/Class	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation/ (Depreciation)
Target Fund
Nationwide HighMark Large Cap Growth Fund				$2,031,425
Class A	2,544,039	$15,089,270	$5.9312
Class C	481,505	2,185,100	4.5381
Institutional Service Class	2,054,309	12,815,155	6.2382
Institutional Class	43,140	268,688	6.2283
Acquiring Fund
Nationwide HighMark Large Cap Core Equity Fund				$8,437,473
Class A	809,799	$10,606,851	$13.0981
Class C	91,274	1,154,720	12.6512
Institutional Service Class	3,407,698	44,746,769	13.1311
Institutional Class	3,921	51,463	13.1257
After Reorganization
Nationwide HighMark Large Cap Core Equity Fund				$10,468,898
Class A	1,961,814	$25,696,121	$13.0981
Class C	263,994	3,339,820	12.6512
Institutional Service Class	4,383,640	57,561,924	13.1311
Institutional Class	24,391	320,151	13.1257

The following pro forma information for the year ended October 31, 2015 is provided as though the reorganization had been completed on November 1, 2014, the beginning of the annual reporting period for the Fund:

●	Net investment income $626,824;
●	Net gain on investments $16,943,471;
●	Net change in unrealized appreciation/(depreciation) $(9,199,209); and
●	Net increase in net assets resulting from operations $8,371,086.

Because the Fund’s combined investment portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings of the Target Fund that have been included in the Acquiring Fund’s Statement of Operations since October 9, 2015.

12.  Federal Tax Information

As of April 30, 2016, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Cognitive Value	$74,996,693	$9,298,079	$(2,559,117)	$6,738,962
Technology & Science	55,821,227	42,714,244	(1,902,870)	40,811,374
Nationwide Fund	846,216,707	110,890,503	(27,763,774)	83,126,729

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Diverse Managers	$15,845,916	$957,944	$(1,166,616)	$(208,672)
Mid Cap Growth	770,640,387	244,026,893	(21,938,583)	222,088,310
Small Cap Growth	328,394,292	38,101,476	(12,827,409)	25,274,067
Growth	176,032,078	24,456,713	(5,191,267)	19,265,446
Mid Cap Value	4,441,097	339,420	(519,303)	(179,883)
Large Cap Core Equity	70,542,891	10,062,433	(1,683,399)	8,379,034
Small Cap Core	130,045,404	15,194,327	(10,616,266)	4,578,061
Small Company Growth	193,818,439	4,547,024	(19,055,187)	(14,508,163)
U.S. Small Cap Value	145,935,272	29,392,040	(17,329,969)	12,062,071
Equity Income	721,501,932	37,699,797	(17,358,108)	20,341,689

13.  Subsequent Events

On June 15, 2016, the Board of Trustees including a majority of the trustees who are not “interested persons” of the Trust, considered and approved a proposal to liquidate Mid Cap Value, a series of the Trust. Mid Cap Value will be liquidated on or about August 5, 2016 (the “Liquidation Date”) pursuant to a Board of Trustees approved Plan of Liquidation (the “Plan”). Until the Liquidation Date, Mid Cap Value is permitted to depart from its stated investment objective and strategies and hold cash and cash equivalent positions as a temporary defensive measure to preserve value. Effective June 16, 2016 (“Effective Date”), new account requests, exchanges into Mid Cap Value and purchase orders for Mid Cap Value shares will no longer be permitted.

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Information

April 30, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard Emerging Markets Equity Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide Bond Fund

Nationwide Core Plus Bond Fund

Nationwide Diverse Managers Fund

Nationwide Fund

Nationwide Global Equity Fund

Nationwide Government Bond Fund

Nationwide Growth Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide Herndon Mid Cap Value Fund

Nationwide High Yield Bond Fund

Nationwide HighMark California Intermediate Tax Free Bond Fund

Nationwide HighMark Bond Fund

Nationwide HighMark Large Cap Core Equity Fund

Nationwide HighMark National Intermediate Tax Free Bond Fund

Nationwide HighMark Short Term Bond Fund

Nationwide HighMark Small Cap Core Fund

Nationwide Inflation-Protected Securities Fund

Nationwide Money Market Fund

Nationwide Portfolio Completion Fund

Nationwide Small Company Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide Ziegler Equity Income Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2016 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

Supplemental Information (continued)

April 30, 2016 (Unaudited)

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2015) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds, and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●

Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation and information regarding payments to financial intermediaries;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2016, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2016 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendation with respect to the renewal of the Advisory Agreements and the bases for that recommendation. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2016 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2016 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2016 Board meeting, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to the requests made by the Trustees in connection with the January 2016 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic and financial analysis;

Supplemental Information (continued)

April 30, 2016 (Unaudited)

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the subadvisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Nationwide Bailard Emerging Markets Equity Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide Bond Fund, Nationwide Fund, Nationwide Diverse Managers Fund, Nationwide Growth Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, Nationwide Inflation-Protected Securities Fund, Nationwide Small Company Growth Fund, and Nationwide Ziegler Equity Income Fund. The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2015 (or the two-year period with respect to Nationwide Inflation-Protected Securities Fund which commenced operations in 2012 and the one-year period with respect to Nationwide Ziegler Equity Income Fund which commenced operations in 2013 and Nationwide Bailard Emerging Markets Equity Fund, and Nationwide Diverse Managers Fund, each of which commenced operations in 2014). As to Nationwide Diverse Managers Fund, the Trustees noted that while the Fund ranked in the third quintile of funds in its performance universe for the one-year period ended August 31, 2015, the sleeves managed by Ariel Investments, LLC and Herndon Capital Management LLC have significantly underperformed during the period and determined to monitor closely and may consider a change in sub-adviser in the future if performance did not improve. The Trustees also noted that the actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) for each of those Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group. The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Certain of the information discussed by the Trustees in respect of the remaining Funds is summarized below.

Other Funds (Performance)

Nationwide Core Plus Bond Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark Small Cap Core Fund, and Nationwide U.S. Small Cap Value Fund. The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2015 (or the one-year period for Nationwide HighMark Short Term Bond Fund which commenced operations in 2013.) The Trustees determined that the Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

Supplemental Information (continued)

April 30, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Global Equity Fund, Nationwide Government Bond Fund, Nationwide Herndon Mid Cap Value Fund, Nationwide High Yield Bond Fund, Nationwide HighMark Bond Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide Money Market Fund, Nationwide Portfolio Completion Fund, and Nationwide Ziegler Wisconsin Tax Exempt Fund. The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2015 (or the one-year period with respect to Nationwide Herndon Mid Cap Value Fund which commenced operations in 2014). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance. In many cases, the Adviser considered a Fund’s underperformance to be the result of the Sub-Adviser’s investment style being out of favor, a temporary unfavorable overweight or underweight to out-of-favor or underperforming sectors, or restrictions and limitations which prevented the Sub-Adviser from participating in certain higher performing sectors that were part of the Fund’s potential investment universe. As to Nationwide Bailard Cognitive Value Fund, the Trustees considered that modifications to the Fund’s investment model were implemented in late 2013 and performance had generally improved. As to Nationwide Herndon Mid Cap Value Fund, the Trustees considered that the Fund had only been in operation for a relatively short period of time. With respect to Nationwide Geneva Mid Cap Growth Fund, the Trustees noted that the Fund ranked in the first quintile of the funds in its performance universe for the one-year period ended August 31, 2015. As to Nationwide Global Equity Fund, the Trustees considered the change in the Sub-Adviser’s investment management team in December 2015 and the Adviser’s statement regarding its confidence in the new team’s investment strategy. With respect to the Nationwide Money Market Fund, the Trustees considered that the Fund would be transitioning its investment strategy to comply with the requirements of a government money market fund in 2016. As to the Nationwide Portfolio Completion Fund, the Trustees noted that there are six asset classes represented within the Fund, selected by the Adviser to provide indirect exposure to alternative asset classes for funds-of-funds investing in this Fund. The Trustees considered the Adviser’s statements that the Fund performed as the Adviser had anticipated, in light of the Adviser’s decision to allocate the Fund’s assets to those asset classes and the performance of the Fund during a brief, but steep, market decline in August 2015. With respect to the Nationwide Ziegler Wisconsin Tax Exempt Fund, the Trustees considered the Adviser’s statements that due to the limited availability of Wisconsin municipal debt in recent periods, the Sub-Adviser invested a portion of the Fund’s assets in territory bonds (Guam, Virgin Islands, and Puerto Rico bonds that are eligible for exemption from both federal and state taxes) which adversely affected the Fund’s performance during the period. The Trustees expressed concern to the Adviser in the course of their deliberations about the investment performance of Nationwide Bailard Cognitive Value Fund, Nationwide Government Bond Fund, Nationwide HighMark Large Cap Core Equity Fund, and Nationwide Portfolio Completion Fund and requested that the Adviser provide additional information regarding each Fund’s performance at upcoming meetings to facilitate heightened monitoring by the Trustees.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s and/or the Sub-Adviser’s responses and/or efforts and plans to address investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

Other Funds (Expenses)

Nationwide Bailard Cognitive Value Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Global Equity Fund, Nationwide High Yield Bond Fund, Nationwide Portfolio Completion Fund, and Nationwide Ziegler Wisconsin Tax Exempt Fund. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

Supplemental Information (continued)

April 30, 2016 (Unaudited)

Nationwide Core Plus Bond Fund, Nationwide HighMark Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark Small Cap Core Fund, and Nationwide U.S. Small Cap Value Fund. The Trustees noted that each Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered that each Fund’s actual advisory fee rate did not rank within the top three quintiles of the Fund’s Broadridge expense group. As to the Nationwide Core Plus Bond Fund, the Trustees considered that the Fund’s actual advisory fee was two basis points above the 60th percentile of its Broadridge expense group. As to the Nationwide HighMark Bond Fund, the Trustees considered that the Adviser had implemented a permanent advisory fee reduction in the past year that was not fully reflected in the Fund’s comparative expense numbers, that the Fund’s actual advisory fee was only one basis point above the 60th percentile of its Broadridge expense group, and that its total expense ratio (excluding 12b-1/non-12b-1 fees) ranked in the first quintile of its Broadridge expense group. As to Nationwide HighMark California Intermediate Tax Free Bond Fund, the Trustees considered that the Fund’s advisory fee was only two basis points above, and its total expense ratio (excluding 12b-1/non-12b-1 fees) was three basis points above, the 60th percentile of its Broadridge expense group. As to the Nationwide HighMark Large Cap Core Equity Fund and Nationwide HighMark Short Term Bond Fund, the Trustees considered that each Fund’s actual advisory fee was one basis point above the 60th percentile of its Broadridge expense group. As to the Nationwide HighMark Small Cap Core Fund and the Nationwide U.S. Small Cap Value Fund, the Trustees considered that the Adviser had implemented an advisory fee reduction in the past year that was not fully reflected in each Fund’s comparative expense numbers and also had agreed to implement an additional one basis point reduction in each Fund’s advisory fee effective May 1, 2016.

Nationwide Geneva Small Cap Growth Fund, Nationwide Government Bond Fund, and Nationwide Money Market Fund. The Trustees considered that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. As to Nationwide Geneva Small Cap Growth Fund, the Trustees considered that the Adviser had implemented an advisory fee reduction in the past year that was not fully reflected in each Fund’s comparative expense numbers. As to Nationwide Government Bond Fund, the Trustees considered that the Adviser had implemented a permanent advisory fee reduction in 2014 and that the Adviser was proposing to further reduce the Fund’s existing expense cap to 70 basis points effective April 1, 2016. As to Nationwide Money Market Fund, the Trustees considered the Adviser’s statement that the Fund’s actual advisory fee was only two basis points above the 60th percentile of its Broadridge expense group and that the Adviser had waived substantial amounts of advisory fee revenues from the Fund in recent periods.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-        -        -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

Management Information

April 30, 2016

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 55 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	118	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	118	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	118	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	118	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	118	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	118	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	118	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	118	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	118

Director of Nationwide Mutual Insurance Company 2001-present

Director of Nationwide Mutual Fire Insurance Company 2001-present

Director of Nationwide Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

Management Information (Continued)

April 30, 2016

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Thomas R. Hickey 1952	Senior Vice President, Head of Asset Strategies and Portfolio Manager since December 2015	Mr. Hickey is Head of Asset Strategies and Portfolio Manager for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael M. Russo 1968	Senior Vice President, Head of Manager Strategies since December 2015	Mr. Russo is Associate Vice President and Head of Manager Strategies for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays US 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays 7-Year Municipal Bond Index: An unmanaged index that consists of a broad selection of investment-grade general obligation and revenue bonds with maturities of approximately seven years.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of fixed-rate investment-grade municipal bonds with a minimum credit rating of Baa3 and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays US Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays US Treasury Inflation-Protected Securities (TIPS) IndexSM (Series-L): An unmanaged, market capitalization-weighted index that measures the performance of all U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued U.S. TIPS with a remaining maturity of at least one year and $250 million or more in outstanding face value.

BofA Merrill Lynch (BofAML) AAA US Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index: An unmanaged, market value-weighted index that measures the performance of U.S. dollar-denominated, below-investment-grade (based on an average of ratings by Moody’s, S&P and Fitch), fixed-rate, publicly issued, coupon-bearing corporate debt with at least 18 months to final maturity at issuance and a remaining maturity of at least one year as of the index rebalancing date. Each issue must have an outstanding par value of at least $100 million, must not be in default and is restricted to a maximum of 2% of the total index.

Note about BofA Merrill Lynch Indexes

Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services.

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill). ©2016 Citigroup Index LLC. All rights reserved.

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

Market Index Definitions (con’t.)

iMoneyNet™ Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

MSCI ACWI®: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

Market Index Definitions (con’t.)

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the technology sector and the Internet retail sub-industry from the consumer discretionary sector of the U.S. equity market.

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed-income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Common stock: Securities representing shares of ownership in a corporation.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

Glossary (con’t.)

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s investment adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued and/or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued and/or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. © 2016

SAR-CEQ 6/16

Semiannual Report

April 30, 2016 (Unaudited)

Nationwide Mutual Funds

Alternative Allocation Funds

Nationwide Portfolio Completion Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2016

Dear Investor,

During the six months ended April 30, 2016, the global marketplace experienced a fair amount of uncertainty stemming from mixed economic indicators, instability in energy prices, a changing political landscape and concerns about interest rates. In the financial markets, uncertainty often is accompanied by volatility. Still, the U.S. economy continues to grow, albeit at a very moderate pace. The U.S. unemployment rate has improved, wages are slowly rising, and consumer balance sheets remain generally healthy.

Yet, uncertainty—and the anxiety that always accompanies it—lingers, causing investors to pause, seek safety and hold more cash-based investments. The onset of the frenetic U.S. presidential race adds a layer of anxiety to the markets, even though past presidential races have not affected the financial markets as much as investors might think.

We believe investors have many reasons to be optimistic about the future. While short-term market volatility, both run-ups and sell-offs, could likely persist throughout 2016, typically the best way to help ensure an all-weather approach to the markets is to pursue a diversified investment strategy. That strategy may include alternative investments and may provide opportunities across asset classes, geographies, maturities and quality.

In the six months ended April 30, 2016, the broad U.S. stock market as measured by the S&P 500® Index reported a 0.43 percent return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 2.82 percent for the same period. These returns represent slow, upward growth in the midst of change and uncertainty.

This report brings you a snapshot of recent market trends and your Fund’s performance for the six-month reporting period ended April 30, 2016, including your Fund’s specific holdings. As you review this report, it is important to evaluate your progress within the context of your financial plan.

Again, we believe the best way to reach your financial goals is to adhere to a disciplined investment strategy. We urge investors to seek opportunities based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth, an approach that has earned us a place in the Barron’s/Lipper Fund Family Ranking for another year.1 As we enter our 90th year of business, we feel confident in our ability to help investors navigate the markets for years to come. We appreciate your continued trust, and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

[1]

Barron’s The Best Fund Families of 2015 (February 6, 2016); Nationwide Fund Advisors ranked #14 in 2015; Barron’s is a trademark of Dow Jones & Co., L.P. All rights reserved. Barron’s is not affiliated with, and does not endorse the products or services of Nationwide Mutual Insurance Company.

1

Economic Review

During the semiannual period ended April 30, 2016, there was little direction in the returns of various asset classes. Domestic equities were slightly positive, with the S&P 500® Index (S&P 500) returning 0.43% for the reporting period. The positive return was due to the benefit of dividends, as the index actually declined during the period. International equities were mostly weak during the period as investors reacted to worries about global growth, with the MSCI EAFE® Index registering -3.07% and the MSCI Emerging Markets® Index -0.13%. Emerging markets outperformed developed markets after significant underperformance in the preceding year, as the U.S. dollar stabilized and commodity prices bottomed. Fixed-income investment returns rallied during the period, through a combination of lower long-term interest rates and stable credit spreads.

In the United States, equity markets gained during the reporting period despite a decelerating gross domestic product (GDP) growth rate, weak earnings and uncertainty around the timing of the Federal Reserve’s (Fed) interest rate cycle. The GDP growth rate was 1.4% during the fourth calendar quarter of 2015, down from 3.9% and 2.0% recorded in the second and third quarters of 2015, respectively. The GDP growth rate further decelerated to 0.5% in the first calendar quarter of 2016.

The Fed finally raised rates in December 2015, causing a sharp reaction in the equity markets. Following the Fed rate hike, the S&P 500 fell by more than 10% through mid-February 2016, before staging a nearly unprecedented rally as Fed officials dampened expectations for future hikes. The Fed rate hike also resulted in a substantial decline in interest rates, with the 10-year yield falling from 2.14% to 1.83% during the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period. The weakest month was January, with the index registering -4.96%; the brief downturn was offset by the Index’s 6.78% return in March. The best-performing sectors for the S&P 500 Index during the reporting period were telecommunication services, with 14.7%, and utilities, with 12.9%. These two sectors benefited from a search for yield, given the decline in interest rates. The weakest sectors during the period were information technology, which registered -4.4%, and financials, with -2.2%; these sectors were harmed by the uncertainty surrounding global growth. The performance in U.S. equities varied during the period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity remains relatively supportive for equity market returns.

U.S. economic activity remains relatively supportive for equity market returns. GDP growth and corporate profits are expected to accelerate throughout 2016. Inflation remains very low. The U.S. Consumer Price Index (CPI) was below 1.5% throughout the reporting period, and the core CPI (excludes food and energy) was below 2.5% compared with a year ago. The employment environment continues to be strong; during the reporting period, the unemployment rate was stable at 5% and wages began to improve.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance. The S&P 500 Index outperformed the MSCI EAFE Index in eight of the past nine quarters, and in 18 of the 28 quarters since the market bottom in 2009. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. The yield on 10-year Treasury bonds rose slightly from 2.19% to 2.30% during the reporting period.

Index	Semiannual Total Return (as of April 30, 2016)
Barclays U.S. 1-3 Year Government/Credit Bond	0.79%
Barclays U.S. 10-20 Year Treasury Bond	4.63%
Barclays Emerging Markets USD Aggregate Bond	4.59%
Barclays Municipal Bond	3.55%
Barclays U.S. Aggregate Bond	2.82%
Barclays U.S. Corporate High Yield	2.37%
MSCI EAFE®	-3.07%
MSCI Emerging Markets®	-0.13%
MSCI World ex USA	-2.19%
Russell 1000® Growth	-1.37%
Russell 1000® Value	1.93%
Russell 2000®	-1.90%
S&P 500®	0.43%

Source: Morningstar

3

Fund Overview	Nationwide Portfolio Completion Fund

Asset Allocation†

Mutual Fund	79.2%
Common Stocks	10.8%
Commodity-Linked Notes	5.7%
Other assets in excess of liabilities	4.3%
100.0%

Top Industries††

Real Estate Investment Trusts (REITs)	9.8%
Real Estate Management & Development	1.4%
Other Industries	88.8%
100.0%

Top Holdings††

Fidelity Institutional Prime Portfolio Money Market Fund — Institutional Class	82.8%
JPMorgan Chase Bank NA Commodity Note	2.9%
UBS AG Commodity Note	1.7%
UBS AG Commodity Note	1.4%
Simon Property Group, Inc.	0.7%
Public Storage	0.4%
Brookfield Asset Management, Inc., Class A	0.3%
Unibail-Rodamco SE	0.3%
Equity Residential	0.3%
Mitsui Fudosan Co., Ltd.	0.3%
Other Holdings	8.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

4

Shareholder Expense Example	Nationwide Portfolio Completion Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Portfolio Completion Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	1,016.40	3.26	0.65
	Hypothetical	(a)(b)	1,000.00	1,021.63	3.27	0.65
Class C Shares	Actual	(a)	1,000.00	1,012.20	7.25	1.45
	Hypothetical	(a)(b)	1,000.00	1,017.65	7.27	1.45
Institutional Service	Actual	(a)	1,000.00	1,016.30	2.71	0.54
Class Shares	Hypothetical	(a)(b)	1,000.00	1,022.18	2.72	0.54
Institutional Class Shares	Actual	(a)	1,000.00	1,016.30	2.01	0.40
	Hypothetical	(a)(b)	1,000.00	1,022.87	2.01	0.40

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Portfolio Completion Fund

Common Stocks 10.8%

	Shares	Market Value

Real Estate Investment Trusts (REITs) 9.4%
Acadia Realty Trust	6,270	$211,299
Activia Properties, Inc.	44	236,420
AEON REIT Investment Corp.	76	94,749
Alexandria Real Estate Equities, Inc.	6,188	575,175
American Campus Communities, Inc.	10,325	462,044
American Homes 4 Rent, Class A	12,430	196,643
Apartment Investment & Management Co., Class A	15,151	606,949
Apple Hospitality REIT, Inc.	12,554	237,647
Argosy Property Ltd.	27,362	22,722
Artis Real Estate Investment Trust	8,900	95,051
Ascendas Real Estate Investment Trust	187,300	341,839
Ashford Hospitality Prime, Inc.	3,873	43,339
Ashford Hospitality Trust, Inc.	9,931	55,514
AvalonBay Communities, Inc.	11,598	2,050,410
Befimmo SA	1,318	88,152
Beni Stabili SpA SIIQ	107,461	79,785
Big Yellow Group PLC	12,890	151,837
Boardwalk Real Estate Investment Trust	2,100	89,878
Boston Properties, Inc.	12,873	1,658,815
Brandywine Realty Trust	21,551	322,187
British Land Co. PLC (The)	92,098	969,008
Brixmor Property Group, Inc.	4,720	119,180
BWP Trust	42,686	113,248
Cambridge Industrial Trust	108,541	43,934
Camden Property Trust	7,242	584,647
Canadian Apartment Properties REIT	4,400	104,608
Canadian Real Estate Investment Trust	1,700	60,009
CapitaLand Commercial Trust Ltd.	182,200	193,299
CapitaLand Mall Trust	172,800	265,274
Care Capital Properties, Inc.	7,465	199,092
CBL & Associates Properties, Inc.	17,316	202,251
Cedar Realty Trust, Inc.	7,536	52,149
Champion REIT	92,000	49,245
Charter Hall Retail REIT	23,537	84,862
Cofinimmo SA	1,212	150,659
Columbia Property Trust, Inc.	7,808	174,118
Corporate Office Properties Trust	7,761	199,302
Cousins Properties, Inc.	17,560	181,746
Crombie Real Estate Investment Trust	900	10,028
CubeSmart	16,097	476,632
Daiwa Office Investment Corp.	29	186,340
DCT Industrial Trust, Inc.	7,550	304,793
DDR Corp.	25,159	440,282
Derwent London PLC	10,288	494,464
Dexus Property Group	85,339	544,136
DiamondRock Hospitality Co.	16,566	147,603
Digital Realty Trust, Inc.	12,533	1,102,653
Douglas Emmett, Inc.	13,237	429,541
Dream Office Real Estate Investment Trust	4,800	80,108
Duke Realty Corp.	31,808	695,641
DuPont Fabros Technology, Inc.	5,628	224,107
EastGroup Properties, Inc.	2,250	134,437

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Education Realty Trust, Inc.	5,252	$208,872
Equity Commonwealth *	10,395	290,124
Equity LifeStyle Properties, Inc.	6,122	419,296
Equity One, Inc.	6,864	194,251
Equity Residential	32,014	2,179,193
Essex Property Trust, Inc.	5,720	1,260,974
Eurocommercial Properties NV CVA-NL	3,981	185,923
Extra Space Storage, Inc.	10,908	926,635
Federal Realty Investment Trust	5,729	871,266
FelCor Lodging Trust, Inc.	12,067	86,400
First Industrial Realty Trust, Inc.	10,462	239,998
First Potomac Realty Trust	7,344	61,763
Fonciere des Regions*	4,293	406,143
Forest City Realty Trust, Inc., Class A	18,581	386,113
Franklin Street Properties Corp.	2,742	29,120
Frasers Commercial Trust	30,400	29,239
Frontier Real Estate Investment Corp.	38	190,606
Fukuoka REIT Corp.	29	52,853
Gecina SA	3,107	448,991
General Growth Properties, Inc.	51,874	1,454,028
Global One Real Estate Investment Corp.	14	58,147
Goodman Group	141,058	734,893
GPT Group (The)	160,105	609,760
Great Portland Estates PLC	31,858	353,248
Growthpoint Properties Ltd.	201,128	355,928
H&R Real Estate Investment Trust	11,180	195,318
Hammerson PLC	65,598	561,382
Hankyu REIT Inc.	9	11,437
HCP, Inc.	42,058	1,422,822
Healthcare Realty Trust, Inc.	6,003	181,771
Hersha Hospitality Trust	3,418	65,933
Highwoods Properties, Inc.	8,578	400,850
Hoshino Resorts REIT, Inc.	6	73,116
Hospitality Properties Trust	14,243	364,478
Host Hotels & Resorts, Inc.	64,835	1,025,690
Hulic Reit, Inc.	69	118,613
Hyprop Investments Ltd.	19,687	169,759
Immobiliare Grande Distribuzione SIIQ SpA	45,509	41,432
Intu Properties PLC	64,424	286,891
Investa Office Fund	41,608	131,378
Is Gayrimenkul Yatirim Ortakligi AS	15,159	10,238
Japan Excellent, Inc.	94	133,888
Japan Prime Realty Investment Corp.	75	330,591
Japan Real Estate Investment Corp.	112	697,426
Japan Rental Housing Investments, Inc.	128	100,806
Japan Retail Fund Investment Corp.	217	533,141
Kenedix Office Investment Corp.	35	204,927
Kenedix Residential Investment Corp.	39	109,337
Kenedix Retail REIT Corp.*	34	89,664
Keppel REIT	62,300	48,553
Kilroy Realty Corp.	8,949	579,985
Kimco Realty Corp.	35,933	1,010,436

Kite Realty Group Trust	6,947	189,167

6

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Kiwi Property Group Ltd.	94,750	$97,823
Klepierre	17,750	834,826
Land Securities Group PLC	69,303	1,147,894
LaSalle Hotel Properties	8,943	213,738
Liberty Property Trust	12,031	419,882
Link REIT	180,000	1,092,039
LTC Properties, Inc.	2,592	120,243
Macerich Co. (The)	10,602	806,600
Mack-Cali Realty Corp.	8,310	212,404
Mapletree Logistics Trust	69,500	55,717
MCUBS MidCity Investment Corp.	35	118,771
Mid-America Apartment Communities, Inc.	6,302	603,164
Monogram Residential Trust, Inc.	13,351	135,246
Mori Hills REIT Investment Corp.	117	175,568
MORI TRUST Sogo Reit, Inc.	58	113,899
National Storage Affiliates Trust	2,048	39,977
New York REIT, Inc.	11,963	117,596
NexPoint Residential Trust, Inc.	1,796	25,252
Nippon Building Fund, Inc.	124	785,541
Orix JREIT, Inc.	186	309,802
Parkway Properties, Inc.	7,804	128,376
Pebblebrook Hotel Trust	5,609	155,033
Pennsylvania Real Estate Investment Trust	8,486	194,669
Piedmont Office Realty Trust, Inc., Class A	10,795	214,928
Post Properties, Inc.	4,354	249,745
Premier Investment Corp.	81	103,358
Prologis, Inc.	45,941	2,086,181
PS Business Parks, Inc.	1,677	160,589
Public Storage	12,575	3,078,486
Ramco-Gershenson Properties Trust	6,416	113,627
Regency Centers Corp.	8,269	609,425
Retail Opportunity Investments Corp.	7,981	156,986
Rexford Industrial Realty, Inc.	3,358	63,030
RioCan Real Estate Investment Trust	13,000	282,649
RLJ Lodging Trust	10,604	223,426
Rouse Properties, Inc.	2,341	43,238
SA Corporate Real Estate Fund Nominees Pty Ltd.	144,994	51,134
Saul Centers, Inc.	1,041	55,360
Scentre Group	457,719	1,624,684
Segro PLC	62,454	381,586
Senior Housing Properties Trust	19,273	338,819
Shaftesbury PLC	19,054	253,446
Silver Bay Realty Trust Corp.	2,275	33,215
Simon Property Group, Inc.	26,783	5,387,936
SL Green Realty Corp.	9,075	953,601
Smart Real Estate Investment Trust	4,600	123,478
Sovran Self Storage, Inc.	3,467	368,265
Starhill Global REIT	97,200	56,306
Sun Communities, Inc.	4,825	327,473
Sunstone Hotel Investors, Inc.	18,475	236,665
Suntec Real Estate Investment Trust	242,700	303,236
Tanger Factory Outlet Centers, Inc.	7,428	260,574

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Taubman Centers, Inc.	5,123	$355,792
Tier REIT, Inc.	4,344	65,508
Tokyu REIT, Inc.	64	92,262
Top REIT, Inc.	7	26,470
UDR, Inc.	23,241	811,576
Unibail-Rodamco SE	8,681	2,326,901
United Urban Investment Corp.	234	403,885
Universal Health Realty Income Trust	1,781	97,243
Urban Edge Properties	6,946	180,179
Vastned Retail NV	1,833	80,735
Ventas, Inc.	29,165	1,811,730
Vornado Realty Trust	15,233	1,458,255
Washington Real Estate Investment Trust	5,045	144,640
Weingarten Realty Investors	10,755	397,075
Welltower, Inc.	30,981	2,150,701
Wereldhave NV	3,238	166,899
Westfield Corp.	163,338	1,247,512
Workspace Group PLC	9,153	111,769
WP Glimcher, Inc.	18,293	191,894
Xenia Hotels & Resorts, Inc.	9,549	146,864

		76,074,040

Real Estate Management & Development 1.4%
Aeon Mall Co., Ltd.	11,730	161,324
Ayala Land, Inc.	498,300	367,658
BR Malls Participacoes SA	44,700	220,039
Brookfield Asset Management, Inc., Class A	74,800	2,527,712
Buwog AG*	3,308	69,638
CA Immobilien Anlagen AG*	5,502	105,098
Capital & Counties Properties PLC	62,127	321,439
CapitaLand Ltd.	245,300	565,031
Castellum AB	13,434	215,193
Central Pattana PCL	75,800	114,301
Daibiru Corp.	9,100	79,409
Echo Investment SA	15,158	27,600
Fabege AB	13,266	221,534
First Capital Realty, Inc.	4,100	66,367
Global Logistic Properties Ltd.	304,600	431,937
Grainger PLC	20,674	67,243
Hang Lung Properties Ltd.	170,000	338,500
Heiwa Real Estate Co., Ltd.	5,900	73,136
Hongkong Land Holdings Ltd.	98,300	609,744
Hulic Co., Ltd.	14,700	146,308
Hysan Development Co., Ltd.	32,342	142,902
Immofinanz AG*	76,866	181,324
Kungsleden AB	15,988	110,055
Mitsui Fudosan Co., Ltd.	89,000	2,173,597
NTT Urban Development Corp.	15,300	143,177
PSP Swiss Property AG REG	2,891	278,821
Robinsons Land Corp.	114,200	65,912
SM Prime Holdings, Inc.	930,075	448,499
Swiss Prime Site AG REG*	5,648	495,139
Tokyu Fudosan Holdings Corp.	56,300	382,768

7

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Real Estate Management & Development (continued)
Wheelock & Co., Ltd.	72,000	$333,332

		11,484,737

Total Common Stocks (cost $77,883,623)		87,558,777

Commodity-Linked Notes 5.7%

	Principal Amount

JPMorgan Chase Bank NA Commodity Note, three-month U.S. Dollar LIBOR-0.15% due 01/17/17 (indexed to the Bloomberg Roll Select Commodity Total Return Index)(a)(b)(c)	$17,107,000	22,783,134
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 12/12/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index)(a)(b)(c)	11,940,000	13,202,913
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 01/09/17 (indexed to the Bloomberg Roll Select Commodity Total Return Index)(a)(b)(c)	8,467,000	10,570,266

Total Commodity-Linked Notes (cost $37,514,000)		46,556,313

Mutual Fund 79.2%

	Shares

Money Market Fund 79.2%
Fidelity Institutional Prime Portfolio Money Market Fund – Institutional Class, 0.44% (d)	643,663,577	643,663,577

Total Mutual Fund (cost $643,663,577)		643,663,577

Total Investments (cost $759,061,200) (e) — 95.7%		777,778,667

Other assets in excess of liabilities — 4.3%		34,677,810

NET ASSETS — 100.0%		$812,456,477

*	Denotes a non-income producing security.

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2016. The maturity date represents the actual maturity date.

(b)	Security is linked to the Bloomberg Roll Select Commodity Total Return Index. Security does not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Bloomberg Roll Select Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2016 was $46,556,313 which represents 5.73% of net assets.

(d)	Represents 7-day effective yield as of April 30, 2016.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

AB	Stock Company

AG	Stock Corporation

AS	Stock Corporation

CVA	Dutch Certificate

LIBOR	London Interbank Offered Rate

Ltd.	Limited

NA	National Association

NL	Netherlands

NV	Public Traded Company

PCL	Public Company Limited

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SE	European Public Limited Liability Company

SpA	Limited Share Company

8

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

At April 30, 2016, the Fund’s open swap contracts were as follows:

Centrally cleared credit default swaps on credit indices — sell protection1

Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of April 30, 2016[3]	Termination Date	Upfront Premium (Received)/Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX Emerging Markets Index Series 25	1.00%	$150,060,000	2.828%	06/20/21	$(12,235,632)	$(220,790)
Markit CDX North America High Yield Index Series 26	5.00	144,890,000	4.345	06/20/21	1,896,941	3,020,780

					$(10,338,691)	$2,799,990

CDX Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Total Return Swap

Counterparty	Payments made by Fund	Payments Received by Fund	Notional Amount	Termination Date	Upfront Premium (Received)/ Paid	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Three-month U.S. Dollar LIBOR	MSCI Emerging Markets Index	$71,074,797	07/06/16	$0	$370,757

					$0	$370,757

At April 30, 2016, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
80	Australian 10 Year Bond Future	06/15/16	$7,946,807	$2,077
94	Canadian 10 Year Bond Future	06/21/16	10,425,632	(214,466)
621	EURO-BUND Future	06/08/16	115,108,990	(432,651)
53	Japan 10 Year Bond Treasury Future	06/13/16	75,460,244	116,275
110	Long GILT Future	06/28/16	19,222,889	(258,645)

			$228,164,562	$(787,410)

GILT	Government Index-Linked Treasury

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Portfolio Completion Fund
Assets:
Investments, at value (cost $759,061,200)	$777,778,667
Cash pledged for centrally cleared credit default swaps	33,133,277
Foreign currencies, at value (cost $1,711,894)	1,770,599
Dividends receivable	399,205
Receivable for capital shares issued	16,587
Reclaims receivable	59,987
Swaps contracts, at value (Note 2)	370,757
Receivable for variation margin on futures contracts	2,431,680
Prepaid expenses	32,612

Total Assets	815,993,371

Liabilities:
Payable for capital shares redeemed	1,917,221
Payable for variation margin on centrally cleared credit default swap contracts	717,872
Cash collateral pledged by counterparty for total return swap	580,000
Cash overdraft (Note 2)	99
Accrued expenses and other payables:
Investment advisory fees	214,485
Fund administration fees	24,048
Distribution fees	557
Administrative servicing fees	121
Accounting and transfer agent fees	3,193
Trustee fees	1,486
Deferred capital gain country tax	3,080
Custodian fees	1,515
Compliance program costs (Note 3)	496
Professional fees	26,536
Printing fees	11,296
Other	34,889

Total Liabilities	3,536,894

Net Assets	$812,456,477

Represented by:
Capital	$861,434,852
Accumulated distributions in excess of net investment income	(13,845,846)
Accumulated net realized losses from investments, futures, foreign currency, and swap transactions	(56,264,977)
Net unrealized appreciation/(depreciation) from investments†	18,714,387
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(787,410)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	34,724
Net unrealized appreciation/(depreciation) from swap contracts (Note 2)	3,170,747

Net Assets	$812,456,477

†	Net of $3,080 of deferred capital gain country tax.

10

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Portfolio Completion Fund
Net Assets:
Class A Shares	$1,056,031
Class C Shares	418,792
Institutional Service Class Shares	50,694
Institutional Class Shares	810,930,960

Total	$812,456,477

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	113,312
Class C Shares	45,833
Institutional Service Class Shares	5,415
Institutional Class Shares	86,605,589

Total	86,770,149

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.32
Class C Shares (b)	$9.14
Institutional Service Class Shares	$9.36
Institutional Class Shares	$9.36
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.53

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Portfolio Completion Fund
INVESTMENT INCOME:
Dividend income	$2,908,271
Interest income	345,571
Income from securities lending (Note 2)	526
Foreign tax withholding	(59,361)

Total Income	3,195,007

EXPENSES:
Investment advisory fees	1,642,018
Fund administration fees	144,308
Distribution fees Class A	1,267
Distribution fees Class C	2,078
Administrative servicing fees Class A	14
Administrative servicing fees Class C	106
Administrative servicing fees Institutional Service Class	37
Registration and filing fees	27,035
Professional fees	39,825
Printing fees	9,485
Trustee fees	13,233
Custodian fees	4,859
Accounting and transfer agent fees	14,101
Compliance program costs (Note 3)	2,023
Other	48,562

Total expenses before earnings credit and expenses reimbursed	1,948,951

Earnings credit (Note 4)	(1,257)
Expenses reimbursed by adviser (Note 3)	(204,531)

Net Expenses	1,743,163

NET INVESTMENT INCOME	1,451,844

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions †	(24,010,576)
Net realized gains from futures transactions (Note 2)	11,687,669
Net realized gains from foreign currency transactions (Note 2)	114,840
Net realized gains from swap transactions (Note 2)	11,527,398

Net realized losses from investments, futures, foreign currency, and swap transactions	(680,669)

Net change in unrealized appreciation/(depreciation) from investments ††	20,376,395
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(4,434,523)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	32,995
Net change in unrealized appreciation/(depreciation) from swap contracts (Note 2)	(8,757,918)

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, translation of assets and liabilities denominated in foreign currencies, and swap contracts	7,216,949

Net realized/unrealized gains from investments, futures, foreign currency transactions, translation of assets and liabilities denominated in foreign currencies, and swap contracts	6,536,280

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,988,124

†	Net of capital gain country taxes of $585.
††	Net of increase in deferred capital gain country tax accrual on unrealized depreciation of $2,021.

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets

	Nationwide Portfolio Completion Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income/(loss)	$1,451,844	$(188,354)
Net realized losses from investments, futures, foreign currency, and swap transactions	(680,669)	(59,225,402)
Net change in unrealized appreciation/(depreciation) from investments futures contracts, translation of assets and liabilities denominated in foreign currencies, and swap contracts	7,216,949	9,144,872

Change in net assets resulting from operations	7,988,124	(50,268,884)

Distributions to Shareholders From:
Net investment income:
Class A	–	(53,597)
Class C	–	(6,600)
Institutional Service Class	–	(3,704)
Institutional Class	–	(17,238,888)
Net realized gains:
Class A	–	(32,772)
Class C	–	(4,590)
Institutional Service Class	–	(2,050)
Institutional Class	–	(8,788,797)

Change in net assets from shareholder distributions	–	(26,130,998)

Change in net assets from capital transactions	(146,553,367)	48,796,979

Change in net assets	(138,565,243)	(27,602,903)

Net Assets:
Beginning of period	951,021,720	978,624,623

End of period	$812,456,477	$951,021,720

Accumulated distributions in excess of net investment income at end of period	$(13,845,846)	$(15,297,690)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$99,523	$738,194
Dividends reinvested	–	85,949
Cost of shares redeemed	(71,112)	(2,838,631)

Total Class A Shares	28,411	(2,014,488)

Class C Shares
Proceeds from shares issued	2,496	77,128
Dividends reinvested	–	11,190
Cost of shares redeemed	(33,661)	(89,025)

Total Class C Shares	(31,165)	(707)

Institutional Service Class Shares
Proceeds from shares issued	1,645	11,224
Dividends reinvested	–	5,754
Cost of shares redeemed	(12,661)	(196,481)

Total Institutional Service Class Shares	(11,016)	(179,503)

13

Statements of Changes in Net Assets (Continued)

	Nationwide Portfolio Completion Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$32,068,427	$105,205,193
Dividends reinvested	–	26,027,685
Cost of shares redeemed	(178,608,024)	(80,241,201)

Total Institutional Class Shares	(146,539,597)	50,991,677

Change in net assets from capital transactions	$(146,553,367)	$48,796,979

SHARE TRANSACTIONS:
Class A Shares
Issued	11,013	76,313
Reinvested	–	9,212
Redeemed	(7,840)	(309,431)

Total Class A Shares	3,173	(223,906)

Class C Shares
Issued	285	8,127
Reinvested	–	1,211
Redeemed	(3,877)	(9,572)

Total Class C Shares	(3,592)	(234)

Institutional Service Class Shares
Issued	183	1,206
Reinvested	–	614
Redeemed	(1,430)	(20,835)

Total Institutional Service Class Shares	(1,247)	(19,015)

Institutional Class Shares
Issued	3,538,858	11,063,173
Reinvested	–	2,782,532
Redeemed	(20,079,539)	(8,633,112)

Total Institutional Class Shares	(16,540,681)	5,212,593

Total change in shares	(16,542,347)	4,969,438

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Portfolio Completion Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.17	–	0.15	0.15	–	–	–	–	$9.32	1.64%		$1,056,031	0.65%	0.10%		0.70%	35.31%
Year Ended October 31, 2015	$9.93	(0.04)	(0.48)	(0.52)	(0.15)	(0.09)	(0.24)	–	$9.17	(5.34%	)	$1,010,382	0.77%	(0.41%	)	0.81%	59.91%
Year Ended October 31, 2014	$9.80	(0.01)	0.24	0.23	(0.10)	–	(0.10)	–	$9.93	2.40%		$3,316,122	0.71%	(0.05%	)	0.77%	39.72%
Year Ended October 31, 2013	$9.74	0.01	0.09	0.10	(0.04)	–	(0.04)	–	$9.80	1.07%		$1,237,486	0.71%	0.12%		0.86%	7.42%
Year Ended October 31, 2012	$9.53	0.02	0.19	0.21	–	–	–	–	$9.74	2.20%		$707,666	0.72%	0.18%		0.93%	87.25%
Period Ended October 31, 2011 (g)	$10.00	0.01	(0.48)	(0.47)	–	–	–	–	$9.53	(4.70%	)	$508,909	0.65%	0.24%		1.15%	15.06%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.03	(0.03)	0.14	0.11	–	–	–	–	$9.14	1.22%		$418,792	1.45%	(0.71%	)	1.50%	35.31%
Year Ended October 31, 2015	$9.82	(0.10)	(0.47)	(0.57)	(0.13)	(0.09)	(0.22)	–	$9.03	(5.89%	)	$446,312	1.47%	(1.09%	)	1.51%	59.91%
Year Ended October 31, 2014	$9.69	(0.06)	0.21	0.15	(0.02)	–	(0.02)	–	$9.82	1.59%		$487,753	1.45%	(0.57%	)	1.51%	39.72%
Year Ended October 31, 2013	$9.66	(0.05)	0.08	0.03	–	–	–	–	$9.69	0.31%		$492,813	1.40%	(0.56%	)	1.55%	7.42%
Year Ended October 31, 2012	$9.51	(0.05)	0.20	0.15	–	–	–	–	$9.66	1.58%		$328,521	1.40%	(0.52%	)	1.61%	87.25%
Period Ended October 31, 2011 (g)	$10.00	(0.01)	(0.48)	(0.49)	–	–	–	–	$9.51	(4.90%	)	$130,226	1.39%	(0.47%	)	1.95%	15.06%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.21	0.01	0.14	0.15	–	–	–	–	$9.36	1.63%		$50,694	0.54%	0.20%		0.59%	35.31%
Year Ended October 31, 2015	$9.96	(0.28)	(0.21)	(0.49)	(0.17)	(0.09)	(0.26)	–	$9.21	(5.01%	)	$61,349	0.48%	(2.96%	)	0.52%	59.91%
Year Ended October 31, 2014	$9.83	0.03	0.23	0.26	(0.13)	–	(0.13)	–	$9.96	2.72%		$255,647	0.43%	0.29%		0.49%	39.72%
Year Ended October 31, 2013	$9.77	0.04	0.09	0.13	(0.07)	–	(0.07)	–	$9.83	1.38%		$82,618	0.40%	0.42%		0.54%	7.42%
Year Ended October 31, 2012	$9.53	0.05	0.20	0.25	(0.01)	–	(0.01)	–	$9.77	2.62%		$8,803	0.40%	0.49%		0.60%	87.25%
Period Ended October 31, 2011 (g)	$10.00	0.01	(0.48)	(0.47)	–	–	–	–	$9.53	(4.70%	)	$8,580	0.40%	0.40%		0.77%	15.06%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$9.21	0.02	0.13	0.15	–	–	–	–	$9.36	1.63%		$810,930,960	0.40%	0.33%		0.45%	35.31%
Year Ended October 31, 2015	$9.95	–	(0.48)	(0.48)	(0.17)	(0.09)	(0.26)	–	$9.21	(4.85%	)	$949,503,677	0.40%	(0.02%	)	0.44%	59.91%
Year Ended October 31, 2014	$9.82	0.05	0.21	0.26	(0.13)	–	(0.13)	–	$9.95	2.74%		$974,565,101	0.40%	0.49%		0.46%	39.72%
Year Ended October 31, 2013	$9.77	0.04	0.09	0.13	(0.08)	–	(0.08)	–	$9.82	1.28%		$828,291,318	0.40%	0.43%		0.54%	7.42%
Year Ended October 31, 2012	$9.53	0.05	0.20	0.25	(0.01)	–	(0.01)	–	$9.77	2.61%		$186,432,068	0.40%	0.49%		0.61%	87.25%
Period Ended October 31, 2011 (g)	$10.00	0.01	(0.48)	(0.47)	–	–	–	–	$9.53	(4.70%	)	$165,308,996	0.40%	0.41%		0.76%	15.06%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from July 26, 2011 (commencement of operations) through October 31, 2011. Total return is calculated based on inception date of July 25, 2011 through October 31, 2011.

The accompanying notes are an integral part of these financial statements.

15

Notes to Financial Statements

April 30, 2016 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2016, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the Nationwide Portfolio Completion Fund (the “Fund”), a series of the Trust. Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Fund. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

The Fund currently offers Class A, Class C, Institutional Service Class and Institutional Class shares. Each share class of the Fund represents interests in the same portfolio of investments of the Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative service fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

The Fund is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the accounting and the preparation of its financial statements. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Fund utilizes various methods to measure the value of its investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures adopted by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

16

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Equity securities and shares of registered open-end management investment companies valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations

17

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Commodity-linked notes may be valued on the basis of a variety of indicators, including a price provided by an independent pricing service, a valuation provided by the note’s counterparty and/or a valuation based on a subadviser model. These prices and valuations are generally the function of the movement of an underlying commodity index as well as other terms of the applicable contract, including the leverage factor and any fee and/or interests components of the note. Commodity-linked notes are generally categorized as Level 2 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of April 30, 2016. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commodity-Linked Notes	$—	$46,556,313	$—	$46,556,313
Common Stocks
Real Estate Investment Trusts (REITs)	52,923,694	23,150,346	—	76,074,040
Real Estate Management & Development	3,411,291	8,073,446	—	11,484,737
Total Common Stocks	$56,334,985	$31,223,792	$—	$87,558,777
Swap Contracts*	—	3,391,537	—	3,391,537
Futures Contracts	118,352	—	—	118,352
Mutual Fund	643,663,577	—	—	643,663,577
Total Assets	$700,116,914	$81,171,642	$—	$781,288,556
Liabilities:
Swap Contracts*	$—	$(220,790)	$—	$(220,790)
Futures Contracts	(905,762)	—	—	(905,762)
Total Liabilities	$(905,762)	$(220,790)	$—	$(1,126,552)
Total	$699,211,152	$80,950,852	$—	$780,162,004

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	The total return swap contract is included in the table at value. Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the six months ended April 30, 2016, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

(b)	Cash Overdraft

As of April 30, 2016, the Fund had an overdrawn balance of $99 with the Fund’s custodian bank, JPMorgan Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4.

18

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

(c)	Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. The Fund may, nevertheless, engage in foreign currency transactions. In those instances, the Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of the Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on the Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”, if applicable.

(d)	Commodity-Linked Notes

The Fund invests in commodity-linked notes to gain exposure to the investment returns of the commodity markets without direct investment in physical commodities or commodity futures contracts. The value of commodity-linked notes may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or changes in the underlying commodity or related commodity index. Because commodity-linked notes are often leveraged, their values may be more volatile than the underlying index. In addition to the performance of commodities, other factors that can affect the value of commodity-linked notes include liquidity, quality, and maturity. The notes are subject to prepayment, credit, and interest rate risk. Because of the relatively small number of issuers, the Fund’s investment in commodity-linked notes will also be subject to counterparty risk, which is the risk that the issuer of the commodity-linked note will not fulfill its contractual obligations. If the underlying index declines from the entrance date by an amount specified in the note, the note may be automatically redeemed. The Fund can request prepayment from the issuer at any time. The Fund records a realized gain or loss when a note matures or is sold.

(e)	Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the six months ended April 30, 2016. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund used credit default swap contracts to create synthetic long exposure to domestic and emerging markets indices. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Swap contracts, at value.” These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt

19

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of April 30, 2016 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared credit default swaps. The daily change in valuation of centrally cleared credit default swaps is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations.

Total Return Swaps — The Fund entered into total return swaps to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index. Total return swaps are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the

20

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

return for payments equal to a fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.

The Fund entered into total return swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swaps are generally categorized as Level 2 investments within the hierarchy.

The Fund’s swap agreements are disclosed in the Statement of Assets and Liabilities under “Swap contracts, at value” and in the Statement of Operations under “Net realized gains/losses from swap transactions” and “Net change in unrealized appreciation/(depreciation) from swap contracts”.

(f)	Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to meet the Fund’s objective(s) and to obtain and/or manage exposure related to the value of interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts,” in a table in the Statement of Investments, and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

21

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of April 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2016

Assets:	Statement of Assets and Liabilities	Fair Value
Swap Contracts (a)
Credit risk	Swap contracts, at value	$3,020,780
Equity risk	Swap contracts, at value	370,757
Futures Contracts (b)
Interest rate risk	Unrealized appreciation from futures contracts	118,352
Total		$3,509,889
Liabilities:
Swap Contracts (a)
Credit risk	Swap contracts, at value	$(220,790)
Futures Contracts (b)
Interest rate risk	Unrealized depreciation from futures contracts	(905,762)
Total		$(1,126,552)
(a)	The total return swap contract is included in the table at value. Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation). For centrally cleared credit default swaps, only the variation margin on swap contracts is reported in the Statement of Assets and Liabilities.
(b)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2016

Realized Gain/(Loss):	Total
Swap Contracts
Credit risk	$8,544,451
Equity risk	2,982,947
Futures Contracts
Interest rate risk	11,687,669
Total	$23,215,067

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended April 30, 2016

Unrealized Appreciation/(Depreciation):	Total
Swap Contracts
Credit risk	$(2,889,554)
Equity risk	(5,868,364)
Futures Contracts
Interest rate risk	(4,434,523)
Total	$(13,192,441)

Information about derivative instruments reflected as of April 30, 2016 is generally indicative of the type of derivative instruments used by the Fund for the six months ended April 30, 2016. The number of futures contracts held by the Fund as of April 30, 2016 is generally indicative of the volume for the six months ended April 30, 2016.

The number of centrally cleared credit default and total return swap contracts held by the Fund as of April 30, 2016 is generally indicative of the volume for the six months ended April 30, 2016.

22

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

The Fund is required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Fund’s financial position. In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution. At April 30, 2016, the centrally cleared credit default swaps and the futures contract agreements do not provide for netting arrangements.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

The following tables set forth the Fund’s net exposure by counterparty for total return swaps that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2016:

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Swap Contracts	$370,757	$—	$370,757
Total	$370,757	$—	$370,757

Amounts designated as “—” are zero.

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount of Derivative Assets
Deutsche Bank AG	$370,757	$—	$(370,757)	$—
Total	$370,757	$—	$(370,757)	$—

Amounts designated as “—” are zero.

*	At April 30, 2016, the value of the collateral received exceeded the amount of the Fund’s derivative assets.

(g)	Securities Lending

During the six months ended April 30, 2016, the Fund entered into securities lending transactions. To generate additional income, the Fund lent its portfolio securities, up to 33 1/3% of the total net assets of the Fund, to brokers, dealers, and other financial institutions.

23

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Fund. Securities lending transactions are considered to be overnight and continuous and can be terminated by the Fund or the borrower at any time.

The Fund receives payments from BBH equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Fund also receives interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Institutional Money Market Fund, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2016, the Fund did not have any portfolio securities on loan.

(h)	Joint Repurchase Agreements

During the six months ended April 30, 2016, the Fund, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At April 30, 2016, the Fund did not hold any repurchase agreements.

24

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

(i)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on the Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on the Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), the Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. The Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to the Fund.

The Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(j)	Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of the Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

(k)	Federal Income Taxes

The Fund elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. The Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely

25

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by the Fund is not sustained upon examination by a taxing authority, that Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Fund files U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

The Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to the Fund’s NAV and financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l)	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Fund in accordance with policies and procedures established by the Board of Trustees. NFA has selected Goldman Sachs Asset Management, L.P., (the “Subadviser”) as subadviser for the Fund, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.

Under the terms of the Investment Advisory Agreement, the Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets. During the six months ended April 30, 2016, the Fund paid investment advisory fees to NFA according to the schedule below.

Fee Schedule	Advisory Fee (annual rate)
Up to $200 million	0.40%
$200 million and more	0.37%

For the six months ended April 30, 2016, the Fund’s effective advisory fee rate was 0.38%.

From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated Subadviser.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Fund’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by the Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.40% for all share classes until February 28, 2017.

NFA may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the

26

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2016, the cumulative potential reimbursements for the Fund, listed by the period or year in which NFA waived fees or reimbursed expenses to the Fund are:

Fiscal Year 2013 Amount	Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Six Months Ended April 30, 2016 Amount	Total
$347,963	$532,535	$389,554	$204,531	$1,474,583

During the six months ended April 30, 2016, no amount was reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Fund and serves as Transfer and Dividend Disbursing Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

During the six months ended April 30, 2016, NFM received $144,308 in fees from the Fund under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Fund and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2016, the Fund’s portion of such costs amounted to $2,023.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Fund’s principal underwriter, is compensated by the Fund for expenses associated with the distribution of certain classes of shares of the Fund. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily

27

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

net assets of the respective class of the Fund at an annual rate of 0.25% of Class A shares and 1.00% of Class C shares of the Fund.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Fund. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Fund. Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2016, the Fund imposed front-end sales charges of $614. From these fees, NFD retained a portion amounting to $6.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A CDSCs are 0.75% and Class C CDSCs are 1.00%. During the six months ended April 30, 2016, the Fund imposed CDSCs of $0.

Under the terms of an Administrative Services Plan, the Fund pays fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Fund; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, and Institutional Service Class shares of the Fund.

For the six months ended April 30, 2016, the effective rate for administrative services fees was 0.00%, 0.05%, and 0.14% for Class A, Class C, and Institutional Service Class shares, respectively, for a total amount of $157.

As of April 30, 2016, NFA or its affiliates directly held 99.82% of the shares outstanding of the Fund.

4.  Line of Credit and Earnings Credit

The Trust and NVIT (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by the Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, the Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the six months ended April 30, 2016, the Fund had no borrowings under the line of credit.

JPMorgan provides earnings credits for cash balances maintained in the Fund’s custody accounts, which are used to offset custody fees of the Fund.

5.  Investment Transactions

For the six months ended April 30, 2016, the Fund had purchases of $48,186,627 and sales of $53,707,975 (excluding short-term securities).

28

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Derivatives

Derivatives may be volatile and may involve significant risks. A derivative or its underlying security, commodity, measure or other instrument may not perform as expected. Certain derivatives may involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for significant losses, including a loss that may be greater than the amount invested. Derivatives may also present default risk because the counterparty to a derivatives contract may fail to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position.

Futures. The prices of futures contracts are typically more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying a futures contract can cause disproportionately larger losses to the Fund. Futures may experience periods when they are less liquid than stocks, bonds or other investments.

Swaps. Using swaps can involve greater risks than investing directly in the underlying securities or assets. Swaps often involve leverage, increasing their price volatility relative to changes in the price of the underlying asset. If a swap counterparty fails to meet its obligations under the contract, the Fund may lose money.

Commodity-Linked Notes. Commodity-linked notes are subject to the risk that the counterparty will fail to meet its obligations, as well as to the risk that the commodity or commodity index underlying a note may change in value. Commodity-linked notes often are leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. In addition, because they are debt securities, commodity-linked notes are subject to risks typically associated with fixed-income securities, such as movements in interest rates, the time remaining until maturity and the creditworthiness of the issuer. A liquid secondary market may not exist for certain commodity-linked notes, making it difficult for the Fund to sell them at the desired time at an acceptable price.

Other

The Fund, along with certain series of NVIT, may invest through an omnibus account at JPMorgan any un-invested cash on a daily basis in the Fidelity Institutional Prime Portfolio Money Market Fund, Institutional Class. As with investments in any money market fund, the Fund’s investments of cash in the Fidelity Institutional Prime Portfolio Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Prime Portfolio Money Market Fund, Institutional Class may decline in value, causing losses to the Fund.

29

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.  Other

As of April 30, 2016, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders) which held more than 10% of the total shares outstanding of the Fund. The Fund had 3 accounts holding 54.21% of the total outstanding shares of the Fund. Each such account is the account of an affiliated fund.

9.  Recaptured Brokerage Commissions

The Fund has entered into agreements with brokers whereby the brokers will return a portion of the Fund’s brokerage commissions on the Fund’s behalf. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Fund’s Statement of Operations. During the six months ended April 30, 2016, the Fund recaptured $0 of brokerage commissions.

10.  Federal Tax Information

As of April 30, 2016, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) for the Fund was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$759,168,378	$22,648,740	$(4,038,451)	$18,610,289

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

30

Supplemental Information

April 30, 2016

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard Emerging Markets Equity Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide Bond Fund

Nationwide Core Plus Bond Fund

Nationwide Diverse Managers Fund

Nationwide Fund

Nationwide Global Equity Fund

Nationwide Government Bond Fund

Nationwide Growth Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide Herndon Mid Cap Value Fund

Nationwide High Yield Bond Fund

Nationwide HighMark California Intermediate Tax Free Bond Fund

Nationwide HighMark Bond Fund

Nationwide HighMark Large Cap Core Equity Fund

Nationwide HighMark National Intermediate Tax Free Bond Fund

Nationwide HighMark Short Term Bond Fund

Nationwide HighMark Small Cap Core Fund

Nationwide Inflation-Protected Securities Fund

Nationwide Money Market Fund

Nationwide Portfolio Completion Fund

Nationwide Small Company Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide Ziegler Equity Income Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2016 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

31

Supplemental Information (Continued)

April 30, 2016

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2015) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds, and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●

Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation and information regarding payments to financial intermediaries;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2016, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2016 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendation with respect to the renewal of the Advisory Agreements and the bases for that recommendation. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2016 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2016 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2016 Board meeting, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to the requests made by the Trustees in connection with the January 2016 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic and financial analysis;

32

Supplemental Information (Continued)

April 30, 2016

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the subadvisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Nationwide Bailard Emerging Markets Equity Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide Bond Fund, Nationwide Fund, Nationwide Diverse Managers Fund, Nationwide Growth Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, Nationwide Inflation-Protected Securities Fund, Nationwide Small Company Growth Fund, and Nationwide Ziegler Equity Income Fund. The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2015 (or the two-year period with respect to Nationwide Inflation-Protected Securities Fund which commenced operations in 2012 and the one-year period with respect to Nationwide Ziegler Equity Income Fund which commenced operations in 2013 and Nationwide Bailard Emerging Markets Equity Fund, and Nationwide Diverse Managers Fund, each of which commenced operations in 2014). As to Nationwide Diverse Managers Fund, the Trustees noted that while the Fund ranked in the third quintile of funds in its performance universe for the one-year period ended August 31, 2015, the sleeves managed by Ariel Investments, LLC and Herndon Capital Management LLC have significantly underperformed during the period and determined to monitor closely and may consider a change in sub-adviser in the future if performance did not improve. The Trustees also noted that the actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) for each of those Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group. The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Certain of the information discussed by the Trustees in respect of the remaining Funds is summarized below.

Other Funds (Performance)

Nationwide Core Plus Bond Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark Small Cap Core Fund, and Nationwide U.S. Small Cap Value Fund. The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2015 (or the one-year period for Nationwide HighMark Short Term Bond Fund which commenced operations in 2013.) The Trustees determined that the Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

33

Supplemental Information (Continued)

April 30, 2016

Nationwide Bailard Cognitive Value Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Global Equity Fund, Nationwide Government Bond Fund, Nationwide Herndon Mid Cap Value Fund, Nationwide High Yield Bond Fund, Nationwide HighMark Bond Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide Money Market Fund, Nationwide Portfolio Completion Fund, and Nationwide Ziegler Wisconsin Tax Exempt Fund. The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2015 (or the one-year period with respect to Nationwide Herndon Mid Cap Value Fund which commenced operations in 2014). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance. In many cases, the Adviser considered a Fund’s underperformance to be the result of the Sub-Adviser’s investment style being out of favor, a temporary unfavorable overweight or underweight to out-of-favor or underperforming sectors, or restrictions and limitations which prevented the Sub-Adviser from participating in certain higher performing sectors that were part of the Fund’s potential investment universe. As to Nationwide Bailard Cognitive Value Fund, the Trustees considered that modifications to the Fund’s investment model were implemented in late 2013 and performance had generally improved. As to Nationwide Herndon Mid Cap Value Fund, the Trustees considered that the Fund had only been in operation for a relatively short period of time. With respect to Nationwide Geneva Mid Cap Growth Fund, the Trustees noted that the Fund ranked in the first quintile of the funds in in its performance universe for the one-year period ended August 31, 2015. As to Nationwide Global Equity Fund, the Trustees considered the change in the Sub-Adviser’s investment management team in December 2015 and the Adviser’s statement regarding its confidence in the new team’s investment strategy. With respect to the Nationwide Money Market Fund, the Trustees considered that the Fund would be transitioning its investment strategy to comply with the requirements of a government money market fund in 2016. As to the Nationwide Portfolio Completion Fund, the Trustees noted that there are six asset classes represented within the Fund, selected by the Adviser to provide indirect exposure to alternative asset classes for funds-of-funds investing in this Fund. The Trustees considered the Adviser’s statements that the Fund performed as the Adviser had anticipated, in light of the Adviser’s decision to allocate the Fund’s assets to those asset classes and the performance of the Fund during a brief, but steep, market decline in August 2015. With respect to the Nationwide Ziegler Wisconsin Tax Exempt Fund, the Trustees considered the Adviser’s statements that due to the limited availability of Wisconsin municipal debt in recent periods, the Sub-Adviser invested a portion of the Fund’s assets in territory bonds (Guam, Virgin Islands, and Puerto Rico bonds that are eligible for exemption from both federal and state taxes) which adversely affected the Fund’s performance during the period. The Trustees expressed concern to the Adviser in the course of their deliberations about the investment performance of Nationwide Bailard Cognitive Value Fund, Nationwide Government Bond Fund, Nationwide HighMark Large Cap Core Equity Fund, and Nationwide Portfolio Completion Fund and requested that the Adviser provide additional information regarding each Fund’s performance at upcoming meetings to facilitate heightened monitoring by the Trustees.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s and/or the Sub-Adviser’s responses and/or efforts and plans to address investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

Other Funds (Expenses)

Nationwide Bailard Cognitive Value Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Global Equity Fund, Nationwide High Yield Bond Fund, Nationwide Portfolio Completion Fund, and Nationwide Ziegler Wisconsin Tax Exempt Fund. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

34

Supplemental Information (Continued)

April 30, 2016

Nationwide Core Plus Bond Fund, Nationwide HighMark Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark Small Cap Core Fund, and Nationwide U.S. Small Cap Value Fund. The Trustees noted that each Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered that each Fund’s actual advisory fee rate did not rank within the top three quintiles of the Fund’s Broadridge expense group. As to the Nationwide Core Plus Bond Fund, the Trustees considered that the Fund’s actual advisory fee was two basis points above the 60th percentile of its Broadridge expense group. As to the Nationwide HighMark Bond Fund, the Trustees considered that the Adviser had implemented a permanent advisory fee reduction in the past year that was not fully reflected in the Fund’s comparative expense numbers, that the Fund’s actual advisory fee was only one basis point above the 60th percentile of its Broadridge expense group, and that its total expense ratio (excluding 12b-1/non-12b-1 fees) ranked in the first quintile of its Broadridge expense group. As to Nationwide HighMark California Intermediate Tax Free Bond Fund, the Trustees considered that the Fund’s advisory fee was only two basis points above, and its total expense ratio (excluding 12b-1/non-12b-1 fees) was three basis points above, the 60th percentile of its Broadridge expense group. As to the Nationwide HighMark Large Cap Core Equity Fund and Nationwide HighMark Short Term Bond Fund, the Trustees considered that each Fund’s actual advisory fee was one basis point above the 60th percentile of its Broadridge expense group. As to the Nationwide HighMark Small Cap Core Fund and the Nationwide U.S. Small Cap Value Fund, the Trustees considered that the Adviser had implemented an advisory fee reduction in the past year that was not fully reflected in each Fund’s comparative expense numbers and also had agreed to implement an additional one basis point reduction in each Fund’s advisory fee effective May 1, 2016.

Nationwide Geneva Small Cap Growth Fund, Nationwide Government Bond Fund, and Nationwide Money Market Fund. The Trustees considered that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. As to Nationwide Geneva Small Cap Growth Fund, the Trustees considered that the Adviser had implemented an advisory fee reduction in the past year that was not fully reflected in each Fund’s comparative expense numbers. As to Nationwide Government Bond Fund, the Trustees considered that the Adviser had implemented a permanent advisory fee reduction in 2014 and that the Adviser was proposing to further reduce the Fund’s existing expense cap to 70 basis points effective April 1, 2016. As to Nationwide Money Market Fund, the Trustees considered the Adviser’s statement that the Fund’s actual advisory fee was only two basis points above the 60th percentile of its Broadridge expense group and that the Adviser had waived substantial amounts of advisory fee revenues from the Fund in recent periods.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

35

Management Information

April 30, 2016

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 55 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	118	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.

36

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	118	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	118	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

37

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	118	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	118	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	118	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

38

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	118	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	118	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

39

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	118

Director of Nationwide Mutual Insurance Company 2001-present

Director of Nationwide Mutual Fire Insurance Company 2001-present

Director of Nationwide Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

40

Management Information (Continued)

April 30, 2016

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Thomas R. Hickey 1952	Senior Vice President, Head of Asset Strategies and Portfolio Manager since December 2015	Mr. Hickey is Head of Asset Strategies and Portfolio Manager for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].

41

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael M. Russo 1968	Senior Vice President, Head of Manager Strategies since December 2015	Mr. Russo is Associate Vice President and Head of Manager Strategies for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

42

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays US 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays 7-Year Municipal Bond Index: An unmanaged index that consists of a broad selection of investment-grade general obligation and revenue bonds with maturities of approximately seven years.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of fixed-rate investment-grade municipal bonds with a minimum credit rating of Baa3 and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays US Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays US Treasury Inflation-Protected Securities (TIPS) IndexSM (Series-L): An unmanaged, market capitalization-weighted index that measures the performance of all U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued U.S. TIPS with a remaining maturity of at least one year and $250 million or more in outstanding face value.

BofA Merrill Lynch (BofAML) AAA US Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index: An unmanaged, market value-weighted index that measures the performance of U.S. dollar-denominated, below-investment-grade (based on an average of ratings by Moody’s, S&P and Fitch), fixed-rate, publicly issued, coupon-bearing corporate debt with at least 18 months to final maturity at issuance and a remaining maturity of at least one year as of the index rebalancing date. Each issue must have an outstanding par value of at least $100 million, must not be in default and is restricted to a maximum of 2% of the total index.

Note about BofA Merrill Lynch Indexes

Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services.

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill). ©2016 Citigroup Index LLC. All rights reserved.

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

43

Market Index Definitions (con’t.)

iMoneyNet™ Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

MSCI ACWI®: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

44

Market Index Definitions (con’t.)

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the technology sector and the Internet retail sub-industry from the consumer discretionary sector of the U.S. equity market.

45

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed-income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Common stock: Securities representing shares of ownership in a corporation.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

46

Glossary (con’t.)

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s investment adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued and/or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued and/or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

47

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. © 2016

SAR-PC 6/16

Semiannual Report

April 30, 2016 (Unaudited)

Nationwide Mutual Funds

Index Funds

Nationwide Bond Index Fund

Nationwide International Index Fund

Nationwide Mid Cap Market Index Fund

Nationwide S&P 500 Index Fund

Nationwide Small Cap Index Fund

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2016

Dear Investor,

During the six months ended April 30, 2016, the global marketplace experienced a fair amount of uncertainty stemming from mixed economic indicators, instability in energy prices, a changing political landscape and concerns about interest rates. In the financial markets, uncertainty often is accompanied by volatility. Still, the U.S. economy continues to grow, albeit at a very moderate pace. The U.S. unemployment rate has improved, wages are slowly rising, and consumer balance sheets remain generally healthy.

Yet, uncertainty—and the anxiety that always accompanies it—lingers, causing investors to pause, seek safety and hold more cash-based investments. The onset of the frenetic U.S. presidential race adds a layer of anxiety to the markets, even though past presidential races have not affected the financial markets as much as investors might think.

We believe investors have many reasons to be optimistic about the future. While short-term market volatility, both run-ups and sell-offs, could likely persist throughout 2016, typically the best way to help ensure an all-weather approach to the markets is to pursue a diversified investment strategy. That strategy may include alternative investments and may provide opportunities across asset classes, geographies, maturities and quality.

In the six months ended April 30, 2016, the broad U.S. stock market as measured by the S&P 500® Index reported a 0.43 percent return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 2.82 percent for the same period. These returns represent slow, upward growth in the midst of change and uncertainty.

This report brings you a snapshot of recent market trends and your Fund’s performance for the six-month reporting period ended April 30, 2016, including your Fund’s specific holdings. As you review this report, it is important to evaluate your progress within the context of your financial plan.

Again, we believe the best way to reach your financial goals is to adhere to a disciplined investment strategy. We urge investors to seek opportunities based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth, an approach that has earned us a place in the Barron’s/Lipper Fund Family Ranking for another year.1 As we enter our 90th year of business, we feel confident in our ability to help investors navigate the markets for years to come. We appreciate your continued trust, and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

[1]

Barron’s The Best Fund Families of 2015 (February 6, 2016); Nationwide Fund Advisors ranked #14 in 2015; Barron’s is a trademark of Dow Jones & Co., L.P. All rights reserved. Barron’s is not affiliated with, and does not endorse the products or services of Nationwide Mutual Insurance Company.

1

Economic Review

During the semiannual period ended April 30, 2016, there was little direction in the returns of various asset classes. Domestic equities were slightly positive, with the S&P 500® Index (S&P 500) returning 0.43% for the reporting period. The positive return was due to the benefit of dividends, as the index actually declined during the period. International equities were mostly weak during the period as investors reacted to worries about global growth, with the MSCI EAFE® Index registering -3.07% and the MSCI Emerging Markets® Index -0.13%. Emerging markets outperformed developed markets after significant underperformance in the preceding year, as the U.S. dollar stabilized and commodity prices bottomed. Fixed-income investment returns rallied during the period, through a combination of lower long-term interest rates and stable credit spreads.

In the United States, equity markets gained during the reporting period despite a decelerating gross domestic product (GDP) growth rate, weak earnings and uncertainty around the timing of the Federal Reserve’s (Fed) interest rate cycle. The GDP growth rate was 1.4% during the fourth calendar quarter of 2015, down from 3.9% and 2.0% recorded in the second and third quarters of 2015, respectively. The GDP growth rate further decelerated to 0.5% in the first calendar quarter of 2016.

The Fed finally raised rates in December 2015, causing a sharp reaction in the equity markets. Following the Fed rate hike, the S&P 500 fell by more than 10% through mid-February 2016, before staging a nearly unprecedented rally as Fed officials dampened expectations for future hikes. The Fed rate hike also resulted in a substantial decline in interest rates, with the 10-year yield falling from 2.14% to 1.83% during the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period. The weakest month was January, with the index registering -4.96%; the brief downturn was offset by the Index’s 6.78% return in March. The best-performing sectors for the S&P 500 Index during the reporting period were telecommunication services, with 14.7%, and utilities, with 12.9%. These two sectors benefited from a search for yield, given the decline in interest rates. The weakest sectors during the period were information technology, which registered -4.4%, and financials, with -2.2%; these sectors were harmed by the uncertainty surrounding global growth. The performance in U.S. equities varied during the period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity remains relatively supportive for equity market returns.

U.S. economic activity remains relatively supportive for equity market returns. GDP growth and corporate profits are expected to accelerate throughout 2016. Inflation remains very low. The U.S. Consumer Price Index (CPI) was below 1.5% throughout the reporting period, and the core CPI (excludes food and energy) was below 2.5% compared with a year ago. The employment environment continues to be strong; during the reporting period, the unemployment rate was stable at 5% and wages began to improve.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance. The S&P 500 Index outperformed the MSCI EAFE Index in eight of the past nine quarters, and in 18 of the 28 quarters since the market bottom in 2009. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. The yield on 10-year Treasury bonds rose slightly from 2.19% to 2.30% during the reporting period.

Index	Semiannual Total Return (as of April 30, 2016)
Barclays U.S. 1-3 Year Government/Credit Bond	0.79%
Barclays U.S. 10-20 Year Treasury Bond	4.63%
Barclays Emerging Markets USD Aggregate Bond	4.59%
Barclays Municipal Bond	3.55%
Barclays U.S. Aggregate Bond	2.82%
Barclays U.S. Corporate High Yield	2.37%
MSCI EAFE®	-3.07%
MSCI Emerging Markets®	-0.13%
MSCI World ex USA	-2.19%
Russell 1000® Growth	-1.37%
Russell 1000® Value	1.93%
Russell 2000®	-1.90%
S&P 500®	0.43%

Source: Morningstar

3

Fund Overview	Nationwide Bond Index Fund

Asset Allocation†

U.S. Treasury Notes	29.1%
U.S. Government Mortgage Backed Agencies	27.8%
Corporate Bonds	25.1%
U.S. Treasury Bonds	6.8%
Sovereign Bonds	3.4%
U.S. Government Sponsored & Agency Obligations	3.2%
Commercial Mortgage Backed Securities	1.9%
Municipal Bonds	0.9%
Asset-Backed Securities	0.5%
Yankee Dollars	0.3%
Repurchase Agreements	0.1%
Mutual Fund††	0.0%
Other assets in excess of liabilities	0.9%
100.0%

Top Industries†††

Banks	4.3%
Electric Utilities	1.7%
Oil, Gas & Consumable Fuels	1.7%
Capital Markets	1.3%
Diversified Telecommunication Services	1.2%
Pharmaceuticals	1.1%
Media	1.1%
Insurance	1.0%
Health Care Providers & Services	1.0%
Gas Utilities	0.9%
Other Industries*	84.7%
100.0%

Top Holdings†††

U.S. Treasury Notes, 1.50%, 11/30/19	1.4%
U.S. Treasury Notes, 1.00%, 02/15/18	1.1%
U.S. Treasury Bonds, 3.00%, 11/15/44	1.0%
U.S. Treasury Notes, 1.75%, 12/31/20	1.0%
Government National Mortgage Association II Pool TBA, 3.00%, 05/15/46	0.9%
U.S. Treasury Notes, 1.88%, 08/31/22	0.8%
U.S. Treasury Notes, 0.75%, 10/31/17	0.8%
U.S. Treasury Notes, 4.25%, 11/15/17	0.8%
Government National Mortgage Association II Pool TBA, 3.50%, 05/15/46	0.8%
U.S. Treasury Notes, 0.75%, 02/28/18	0.7%
Other Holdings*	90.7%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

4

Shareholder Expense Example	Nationwide Bond Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bond Index Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	1,024.60	3.37	0.67
	Hypothetical	(a)(b)	1,000.00	1,021.53	3.37	0.67
Class C Shares	Actual	(a)	1,000.00	1,021.20	6.73	1.34
	Hypothetical	(a)(b)	1,000.00	1,018.20	6.72	1.34
Institutional Class Shares	Actual	(a)	1,000.00	1,027.60	1.31	0.26
	Hypothetical	(a)(b)	1,000.00	1,023.57	1.31	0.26

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

5

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.5%

	Principal Amount	Market Value

Automobiles 0.1%
Hyundai Auto Receivables Trust, Series 2015-B, Class A3, 1.12%, 11/15/19	$1,000,000	$1,000,328

Credit Card 0.4%
Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.75%, 07/15/20	2,191,000	2,327,202
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 09/16/24	625,000	622,957

		2,950,159

Total Asset-Backed Securities (cost $3,995,765)		3,950,487

Commercial Mortgage Backed Securities 1.9%
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	650,000	720,574
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500,000	534,427
COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.05%, 04/10/47	750,000	826,449
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4, 5.69%, 09/15/40 (a)	737,396	761,165
CW Capital Cobalt Ltd., Series 2007-C3, Class A4, 5.96%, 05/15/46 (a)	413,193	429,390
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K003, Class A5, 5.09%, 03/25/19	100,000	109,023
Series K004, Class A1, 3.41%, 05/25/19	218,472	225,871
Series K006, Class A1, 3.40%, 07/25/19	159,592	164,480
Series K014, Class A1, 2.79%, 10/25/20	44,978	46,160
Series K020, Class A2, 2.37%, 05/25/22	600,000	616,280
Series K026, Class A2, 2.51%, 11/25/22	200,000	206,583
Series K031, Class A2, 3.30%, 04/25/23 (a)	100,000	108,021
Series K033, Class A2, 3.06%, 07/25/23 (a)	100,000	106,398
Series K037, Class A2, 3.49%, 01/25/24	200,000	218,355

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates (continued)
Series K038, Class A1, 2.60%, 10/25/23	$179,674	$185,642
Series K038, Class A2, 3.39%, 03/25/24	800,000	867,966
Series K713, Class A2, 2.31%, 03/25/20	500,000	514,448
Federal National Mortgage Association-ACES, Series 2014-M6, Class A2, 2.68%, 05/25/21 (a)	150,000	155,900
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 05/10/50	750,000	785,173
GS Mortgage Securities Trust, Series 2015-GC28, Class A2, 2.90%, 02/10/48	1,000,000	1,031,877
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3, 4.17%, 08/15/46	600,000	654,400
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 6.07%, 08/12/49 (a)	851,833	883,160
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class ASB, 3.91%, 07/15/46 (a)	1,356,000	1,454,090
Series 2013-C7, Class A4, 2.92%, 02/15/46	1,300,000	1,339,643
Series 2014-C17, Class A5, 3.74%, 08/15/47	1,500,000	1,615,684
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.15%, 02/15/51 (a)	1,305,945	1,344,911
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A4, 3.04%, 03/15/45	500,000	520,396

Total Commercial Mortgage Backed Securities (cost $15,579,518)		16,426,466

Corporate Bonds 25.1%
Aerospace & Defense 0.4%
Boeing Capital Corp.,
4.70%, 10/27/19	250,000	277,752
Boeing Co. (The),
4.88%, 02/15/20	200,000	225,121
3.30%, 03/01/35	65,000	64,701
General Dynamics Corp.,
3.88%, 07/15/21	150,000	165,177

6

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Aerospace & Defense (continued)
Harris Corp.,
3.83%, 04/27/25	$250,000	$260,545
4.85%, 04/27/35	55,000	58,829
L-3 Communications Corp.,
4.95%, 02/15/21	250,000	268,887
Lockheed Martin Corp.,
3.55%, 01/15/26	500,000	536,003
3.60%, 03/01/35	55,000	55,396
4.07%, 12/15/42	191,000	199,165
Raytheon Co.,
6.40%, 12/15/18	144,000	162,764
3.13%, 10/15/20	250,000	265,796
3.15%, 12/15/24	75,000	79,304
Rockwell Collins, Inc.,
5.25%, 07/15/19	70,000	78,027
United Technologies Corp.,
6.13%, 07/15/38	150,000	196,698
4.50%, 06/01/42	250,000	278,439

		3,172,604

Airlines 0.1%
American Airlines Pass Through Trust,
Series 2013-2, Class A, 4.95%, 01/15/23	210,039	225,529
Delta Air Lines Pass Through Trust,
Series 2012-1, Class A, 4.75%, 05/07/20	195,559	207,293
United Airlines Pass Through Trust,
Series 2013-1, Class A, 4.30%, 08/15/25	231,768	243,936

		676,758

Auto Components 0.1%
BorgWarner, Inc.,
3.38%, 03/15/25	70,000	69,104
Delphi Corp.,
4.15%, 03/15/24	150,000	157,499
Johnson Controls, Inc.,
1.40%, 11/02/17	500,000	499,220
4.25%, 03/01/21	100,000	106,582

		832,405

Automobiles 0.6%
American Honda Finance Corp.,
2.25%, 08/15/19	500,000	513,868
Ford Motor Co.,
7.45%, 07/16/31	350,000	464,492
Ford Motor Credit Co. LLC,
2.24%, 06/15/18	250,000	251,674
3.34%, 03/18/21	500,000	517,831
5.88%, 08/02/21	250,000	288,595
3.66%, 09/08/24	250,000	255,133

Corporate Bonds (continued)

	Principal Amount	Market Value

Automobiles (continued)
General Motors Co.,
5.20%, 04/01/45	$250,000	$249,614
General Motors Financial Co., Inc.,
3.10%, 01/15/19	500,000	512,365
3.15%, 01/15/20	391,000	398,203
4.38%, 09/25/21	100,000	105,742
5.25%, 03/01/26	350,000	383,955
Toyota Motor Credit Corp.,
1.45%, 01/12/18	500,000	502,530
2.10%, 01/17/19	350,000	357,214
2.13%, 07/18/19	350,000	358,097

		5,159,313

Banks 4.3%
Abbey National Treasury Services PLC,
2.38%, 03/16/20	250,000	251,368
Australia & New Zealand Banking Group Ltd.,
1.50%, 01/16/18	250,000	250,991
Bank of America Corp.,
1.70%, 08/25/17	1,250,000	1,253,715
2.00%, 01/11/18	300,000	301,390
5.63%, 07/01/20	250,000	280,934
5.70%, 01/24/22	250,000	287,276
4.10%, 07/24/23	250,000	266,047
4.00%, 01/22/25	500,000	500,753
3.88%, 08/01/25	250,000	259,612
4.45%, 03/03/26	55,000	56,912
3.50%, 04/19/26	145,000	146,554
4.25%, 10/22/26	645,000	659,235
5.88%, 02/07/42	250,000	309,458
Bank of New York Mellon Corp. (The),
2.30%, 09/11/19	500,000	511,373
2.60%, 08/17/20	200,000	206,187
Series G, 3.00%, 02/24/25	105,000	107,699
Bank of Nova Scotia (The),
1.70%, 06/11/18	500,000	502,716
Bank One Corp.,
8.00%, 04/29/27	202,000	267,528
Barclays Bank PLC,
5.14%, 10/14/20	250,000	268,953
Barclays PLC,
2.75%, 11/08/19	500,000	500,191
3.65%, 03/16/25	200,000	191,942
BB&T Corp.,
2.45%, 01/15/20	300,000	307,322
BNP Paribas SA,
2.70%, 08/20/18	500,000	512,746
4.25%, 10/15/24	250,000	258,480
BPCE SA,
4.00%, 04/15/24	250,000	266,493

7

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Capital One Financial Corp.,
3.75%, 04/24/24	$100,000	$103,330
Capital One NA,
1.65%, 02/05/18	750,000	746,919
2.40%, 09/05/19	250,000	250,060
Citigroup, Inc.,
2.05%, 12/07/18	250,000	251,307
2.65%, 10/26/20	250,000	253,050
3.88%, 10/25/23	350,000	370,103
3.75%, 06/16/24	300,000	312,460
3.30%, 04/27/25	155,000	156,207
5.50%, 09/13/25	250,000	276,956
3.70%, 01/12/26	250,000	257,762
4.60%, 03/09/26	105,000	109,108
3.40%, 05/01/26	200,000	200,709
4.30%, 11/20/26	450,000	460,616
6.63%, 06/15/32	232,000	276,044
Commonwealth Bank of Australia,
1.90%, 09/18/17	250,000	251,888
2.30%, 03/12/20	250,000	252,917
Compass Bank,
3.88%, 04/10/25	250,000	236,571
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
5.25%, 05/24/41	125,000	150,996
5.75%, 12/01/43	250,000	295,076
Credit Suisse,
2.30%, 05/28/19	250,000	253,090
Discover Bank,
7.00%, 04/15/20	300,000	340,033
Fifth Third Bancorp,
2.88%, 07/27/20	250,000	253,600
3.50%, 03/15/22	300,000	312,436
HSBC Bank USA NA,
5.88%, 11/01/34	498,000	588,273
HSBC Holdings PLC,
4.25%, 03/14/24	250,000	255,609
4.30%, 03/08/26	200,000	209,984
HSBC USA, Inc.,
1.63%, 01/16/18	500,000	499,873
2.63%, 09/24/18	250,000	255,160
2.38%, 11/13/19	350,000	354,515
2.75%, 08/07/20	250,000	254,460
Huntington Bancshares, Inc.,
3.15%, 03/14/21	250,000	256,178
Industrial & Commercial Bank of China Ltd.,
3.23%, 11/13/19	250,000	258,793
Intesa Sanpaolo SpA,
3.88%, 01/15/19	200,000	207,179
JPMorgan Chase & Co.,
2.20%, 10/22/19	500,000	506,518
2.25%, 01/23/20	500,000	503,661
2.75%, 06/23/20	250,000	256,010

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
2.55%, 03/01/21	$250,000	$253,508
3.38%, 05/01/23	250,000	252,802
3.63%, 05/13/24	350,000	366,299
3.13%, 01/23/25	250,000	250,680
3.30%, 04/01/26	250,000	253,156
4.13%, 12/15/26	250,000	260,899
5.60%, 07/15/41	200,000	248,113
4.85%, 02/01/44	250,000	288,385
JPMorgan Chase Bank NA,
6.00%, 07/05/17	530,000	558,591
KeyBank NA,
2.50%, 12/15/19	250,000	253,513
KeyCorp,
5.10%, 03/24/21	150,000	167,109
Kreditanstalt fuer Wiederaufbau,
4.38%, 03/15/18	800,000	850,422
1.00%, 06/11/18	1,000,000	999,905
2.75%, 09/08/20	550,000	580,206
Lloyds Bank PLC, 2.40%, 03/17/20	250,000	252,983
Lloyds Banking Group PLC, 4.50%, 11/04/24	250,000	255,181
Manufacturers & Traders Trust Co., 2.10%, 02/06/20	500,000	500,104
Mitsubishi UFJ Financial Group, Inc., 3.85%, 03/01/26	250,000	262,687
National Australia Bank Ltd., 3.38%, 01/14/26 (b)	250,000	260,907
PNC Bank NA,
2.95%, 01/30/23	350,000	352,545
3.30%, 10/30/24	250,000	259,587
PNC Funding Corp., 5.13%, 02/08/20	400,000	443,178
Regions Banks/Birmingham Al, 2.25%, 09/14/18	250,000	251,128
Royal Bank of Canada,
1.40%, 10/13/17	315,000	315,973
2.00%, 12/10/18	250,000	253,166
2.15%, 03/06/20	250,000	253,751
2.50%, 01/19/21	250,000	255,460
Santander Holdings USA, Inc., 3.45%, 08/27/18	250,000	256,350
2.65%, 04/17/20	150,000	149,467
Santander UK Group Holdings PLC, 2.88%, 10/16/20	105,000	104,500
State Street Corp., 4.38%, 03/07/21	300,000	331,837
3.30%, 12/16/24	155,000	162,799
Sumitomo Mitsui Banking Corp., 1.80%, 07/18/17	500,000	502,286
2.45%, 01/16/20	250,000	253,326
Sumitomo Mitsui Financial Group, Inc., 3.78%, 03/09/26	500,000	522,540

8

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Banks (continued)
Toronto-Dominion Bank (The), 1.40%, 04/30/18	$250,000	$250,146
US Bancorp, 1.65%, 05/15/17	350,000	352,221
4.13%, 05/24/21	100,000	109,682
US Bank NA, 2.13%, 10/28/19	500,000	508,396
Wells Fargo & Co., 1.50%, 01/16/18	750,000	753,225
2.15%, 01/15/19	500,000	508,476
Series N, 2.15%, 01/30/20	500,000	505,724
3.00%, 01/22/21	500,000	518,966
2.50%, 03/04/21	240,000	243,829
3.00%, 02/19/25	260,000	260,822
3.00%, 04/22/26	250,000	249,377
4.30%, 07/22/27	200,000	213,311
5.38%, 02/07/35	118,000	143,988
5.61%, 01/15/44	483,000	565,801
3.90%, 05/01/45	150,000	148,862
Westpac Banking Corp., 2.25%, 07/30/18	500,000	508,270

		37,127,765

Beverages 0.8%
Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	164,000	179,340
6.00%, 11/01/41	103,000	127,338
Anheuser-Busch InBev Finance, Inc., 2.65%, 02/01/21	600,000	616,226
3.65%, 02/01/26	500,000	527,047
4.70%, 02/01/36	350,000	382,772
4.63%, 02/01/44	350,000	386,059
4.90%, 02/01/46	465,000	527,337
Anheuser-Busch InBev Worldwide, Inc.,
5.00%, 04/15/20	200,000	222,844
2.50%, 07/15/22	250,000	251,880
Coca-Cola Co. (The),
3.15%, 11/15/20	200,000	213,552
3.20%, 11/01/23	400,000	431,679
Diageo Capital PLC, 1.13%, 04/29/18	350,000	351,294
Diageo Investment Corp., 2.88%, 05/11/22	500,000	522,289
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	250,000	261,308
Molson Coors Brewing Co., 3.50%, 05/01/22	250,000	257,303
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	144,000	200,747
PepsiCo, Inc., 1.85%, 04/30/20	250,000	254,005
3.13%, 11/01/20	200,000	214,007

Corporate Bonds (continued)

	Principal Amount	Market Value

Beverages (continued)
3.60%, 03/01/24	$250,000	$274,406
2.85%, 02/24/26	575,000	592,203

		6,793,636

Biotechnology 0.4%
Amgen, Inc., 3.45%, 10/01/20	200,000	214,131
6.40%, 02/01/39	300,000	387,398
5.15%, 11/15/41	250,000	284,673
Biogen, Inc., 3.63%, 09/15/22	500,000	533,511
4.05%, 09/15/25	95,000	102,140
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	100,000	108,872
Celgene Corp., 3.25%, 08/15/22	200,000	207,056
4.63%, 05/15/44	150,000	154,486
5.00%, 08/15/45	250,000	274,550
Gilead Sciences, Inc., 2.05%, 04/01/19	500,000	510,709
4.50%, 04/01/21	100,000	111,391
3.70%, 04/01/24	150,000	161,888
3.50%, 02/01/25	145,000	153,986
3.65%, 03/01/26	75,000	80,136
4.50%, 02/01/45	250,000	266,514

		3,551,441

Capital Markets 1.3%
Ameriprise Financial, Inc., 5.30%, 03/15/20	100,000	111,479
4.00%, 10/15/23	250,000	266,570
Bear Stearns Cos. LLC (The), 4.65%, 07/02/18	246,000	260,700
Charles Schwab Corp. (The), 2.20%, 07/25/18	150,000	152,135
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20 (c)	250,000	250,427
3.80%, 09/15/22	250,000	252,854
4.55%, 04/17/26 (c)	250,000	255,242
Credit Suisse USA, Inc., 7.13%, 07/15/32	195,000	251,675
Deutsche Bank AG, 1.88%, 02/13/18	650,000	649,157
Series 1254, 4.10%, 01/13/26	250,000	251,126
Franklin Resources, Inc., 2.80%, 09/15/22	250,000	254,161
Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19	500,000	507,626
Series D, 6.00%, 06/15/20	500,000	569,506
5.75%, 01/24/22	250,000	287,722
4.00%, 03/03/24	250,000	263,769
3.50%, 01/23/25	500,000	505,639

9

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Capital Markets (continued)
3.75%, 05/22/25	$350,000	$359,699
3.75%, 02/25/26	315,000	323,990
6.13%, 02/15/33	200,000	244,895
6.75%, 10/01/37	450,000	545,525
Jefferies Group LLC, 6.88%, 04/15/21	250,000	280,138
Morgan Stanley, 2.13%, 04/25/18	250,000	252,226
2.50%, 01/24/19	350,000	355,869
7.30%, 05/13/19	400,000	460,687
2.65%, 01/27/20	500,000	507,250
2.80%, 06/16/20	230,000	234,508
5.50%, 07/28/21	150,000	170,406
4.10%, 05/22/23	350,000	361,864
4.00%, 07/23/25	155,000	163,075
3.88%, 01/27/26	250,000	259,409
4.35%, 09/08/26	250,000	258,330
3.95%, 04/23/27	250,000	249,634
7.25%, 04/01/32	226,000	306,057
TD Ameritrade Holding Corp., 2.95%, 04/01/22	250,000	256,937
3.63%, 04/01/25	250,000	261,695
UBS AG, 2.35%, 03/26/20	250,000	252,929

		11,194,911

Chemicals 0.5%
Air Products & Chemicals, Inc., 1.20%, 10/15/17	250,000	250,989
Albemarle Corp., 5.45%, 12/01/44	200,000	196,204
CF Industries, Inc., 3.45%, 06/01/23	200,000	196,671
Dow Chemical Co. (The), 4.13%, 11/15/21	150,000	164,692
3.50%, 10/01/24	250,000	260,600
4.38%, 11/15/42	150,000	147,856
E.I. du Pont de Nemours & Co., 4.90%, 01/15/41	200,000	214,727
Eastman Chemical Co., 3.60%, 08/15/22	250,000	262,004
Ecolab, Inc., 2.25%, 01/12/20	135,000	135,583
4.35%, 12/08/21	100,000	111,405
3.25%, 01/14/23	250,000	257,819
Lubrizol Corp., 6.50%, 10/01/34	103,000	133,061
LyondellBasell Industries NV, 6.00%, 11/15/21	400,000	469,520
4.63%, 02/26/55	100,000	93,198
Monsanto Co., 2.75%, 07/15/21	500,000	511,338
4.20%, 07/15/34	70,000	67,355

Corporate Bonds (continued)

	Principal Amount	Market Value

Chemicals (continued)
Mosaic Co. (The), 5.45%, 11/15/33	$250,000	$269,545
Praxair, Inc., 4.05%, 03/15/21	150,000	165,128
3.20%, 01/30/26	250,000	265,302

		4,172,997

Commercial Services & Supplies 0.2%
Catholic Health Initiatives, 4.35%, 11/01/42	300,000	295,623
GATX Corp., 2.38%, 07/30/18	250,000	248,554
Massachusetts Institute of Technology, 4.68%, 07/01/14	200,000	223,277
Northwestern University, 3.87%, 12/01/48	100,000	104,578
Princeton University, 5.70%, 03/01/39	200,000	271,354
Republic Services, Inc., 5.25%, 11/15/21	350,000	399,124
3.20%, 03/15/25	250,000	252,585
Waste Management, Inc., 3.90%, 03/01/35	90,000	91,060

		1,886,155

Communications Equipment 0.1%
Cisco Systems, Inc., 4.95%, 02/15/19	335,000	369,219
5.50%, 01/15/40	250,000	318,858
Motorola Solutions, Inc., 4.00%, 09/01/24	150,000	145,884
7.50%, 05/15/25	144,000	169,431
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	150,000	159,002

		1,162,394

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	107,623

Consumer Finance 0.3%
American Express Co., 6.15%, 08/28/17	125,000	132,672
3.63%, 12/05/24	150,000	150,595
American Express Credit Corp., 1.13%, 06/05/17	250,000	249,859
1.55%, 09/22/17	750,000	752,963
Capital One Bank USA NA, 3.38%, 02/15/23	250,000	251,572
Synchrony Financial, 4.50%, 07/23/25	190,000	197,150

10

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Consumer Finance (continued)
Visa, Inc., 3.15%, 12/14/25	$195,000	$204,445
4.30%, 12/14/45	350,000	384,645

		2,323,901

Diversified Financial Services 0.3%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	66,520
AXA Financial, Inc., 7.00%, 04/01/28	92,000	117,943
CME Group, Inc., 3.00%, 03/15/25	250,000	254,470
GE Capital International Funding Co., 2.34%, 11/15/20 (c)	206,000	210,762
4.42%, 11/15/35 (c)	832,000	913,604
Intercontinental Exchange, Inc., 3.75%, 12/01/25	80,000	82,878
McGraw Hill Financial, Inc., 4.40%, 02/15/26	250,000	276,880
Moody’s Corp., 4.50%, 09/01/22	100,000	110,615
MUFG Americas Holdings Corp., 3.00%, 02/10/25	250,000	246,690
National Rural Utilities Cooperative Finance Corp., Series C, 8.00%, 03/01/32	111,000	164,631
Western Union Co. (The), 6.20%, 11/17/36	100,000	102,451

		2,547,444

Diversified Telecommunication Services 1.2%
AT&T, Inc., 2.38%, 11/27/18	300,000	306,661
2.45%, 06/30/20	750,000	761,743
3.80%, 03/15/22	500,000	529,598
3.90%, 03/11/24	500,000	529,487
3.95%, 01/15/25	350,000	367,710
4.13%, 02/17/26	250,000	268,247
4.50%, 05/15/35	310,000	311,781
6.55%, 02/15/39	310,000	376,358
5.35%, 09/01/40	275,000	296,178
4.30%, 12/15/42	267,000	253,266
4.80%, 06/15/44	150,000	151,014
4.75%, 05/15/46	250,000	251,905
British Telecommunications PLC, 9.63%, 12/15/30	191,000	307,055
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	106,000	160,580
France Telecom SA, 9.00%, 03/01/31	133,000	207,827
GTE Corp., 6.94%, 04/15/28	103,000	131,314

Corporate Bonds (continued)

	Principal Amount	Market Value

Diversified Telecommunication Services (continued)
Telefonica Emisiones SAU, 5.46%, 02/16/21	$500,000	$568,539
4.57%, 04/27/23	200,000	220,070
Verizon Communications, Inc., 1.35%, 06/09/17	1,000,000	1,002,574
3.65%, 09/14/18	250,000	263,259
3.50%, 11/01/24	500,000	521,228
6.40%, 09/15/33	250,000	313,598
4.40%, 11/01/34	500,000	509,571
5.85%, 09/15/35	82,000	97,749
3.85%, 11/01/42	250,000	228,299
6.55%, 09/15/43	750,000	989,278
4.52%, 09/15/48	250,000	253,698
5.01%, 08/21/54	150,000	154,056

		10,332,643

Electric Utilities 1.7%
Alabama Power Co., 5.70%, 02/15/33	276,000	336,635
Ameren Illinois Co., 2.70%, 09/01/22	350,000	359,402
Appalachian Power Co., 5.80%, 10/01/35	144,000	165,895
Arizona Public Service Co., 5.50%, 09/01/35	150,000	179,938
Berkshire Hathaway Energy Co., 3.50%, 02/01/25	750,000	796,025
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	200,000	231,500
Commonwealth Edison Co., 3.10%, 11/01/24	500,000	512,126
Consolidated Edison Co. of New York, Inc., 3.30%, 12/01/24	350,000	366,388
Series 03-A, 5.88%, 04/01/33	82,000	99,451
5.70%, 06/15/40	150,000	190,196
Delmarva Power & Light Co., 4.00%, 06/01/42	100,000	102,547
Dominion Resources, Inc., 5.20%, 08/15/19	100,000	110,216
3.63%, 12/01/24	250,000	257,653
Series B, 5.95%, 06/15/35	174,000	204,815
DTE Electric Co., 3.65%, 03/15/24	250,000	267,151
3.70%, 03/15/45	180,000	182,912
Duke Energy Carolinas LLC, 4.30%, 06/15/20	500,000	552,041
Duke Energy Corp., 3.05%, 08/15/22	200,000	205,460
3.75%, 04/15/24	250,000	266,472
Duke Energy Indiana, Inc., 3.75%, 07/15/20	100,000	107,650

11

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	$51,000	$56,977
Entergy Corp., 5.13%, 09/15/20	300,000	330,556
4.00%, 07/15/22	200,000	213,150
Exelon Corp., 5.63%, 06/15/35	250,000	290,918
Exelon Generation Co. LLC, 2.95%, 01/15/20	250,000	253,773
5.75%, 10/01/41	150,000	150,861
Florida Power & Light Co., 5.65%, 02/01/37	200,000	255,574
4.05%, 10/01/44	250,000	272,208
Florida Power Corp., 5.90%, 03/01/33	247,000	298,975
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	108,949
Kansas City Power & Light Co., 3.65%, 08/15/25	100,000	104,631
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	256,633
Nevada Power Co., 5.45%, 05/15/41	100,000	124,351
Nisource Finance Corp., 5.95%, 06/15/41	150,000	180,490
Northeast Utilities, Series H, 3.15%, 01/15/25	125,000	125,747
Northern States Power Co.,
4.00%, 08/15/45	85,000	90,848
Ohio Power Co., Series G, 6.60%, 02/15/33	164,000	204,336
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42	150,000	176,862
Pacific Gas & Electric Co., 3.25%, 06/15/23	500,000	524,932
2.95%, 03/01/26	250,000	255,972
5.80%, 03/01/37	150,000	189,747
6.25%, 03/01/39	100,000	131,558
PacifiCorp, 5.25%, 06/15/35	123,000	143,834
PPL Capital Funding, Inc., 5.00%, 03/15/44	250,000	276,859
Progress Energy, Inc., 7.75%, 03/01/31	164,000	227,325
Public Service Co. of Colorado, 3.60%, 09/15/42	200,000	196,147
Public Service Electric & Gas Co., 3.05%, 11/15/24	250,000	261,563
3.95%, 05/01/42	200,000	208,000
Puget Energy, Inc.,
3.65%, 05/15/25	250,000	253,057
Puget Sound Energy, Inc.,
5.48%, 06/01/35	103,000	121,930

Corporate Bonds (continued)

	Principal Amount	Market Value

Electric Utilities (continued)
San Diego Gas & Electric Co.,
3.95%, 11/15/41	$150,000	$155,219
Scottish Power Ltd.,
5.81%, 03/15/25	82,000	92,473
South Carolina Electric & Gas Co.,
6.05%, 01/15/38	200,000	254,143
Southern California Edison Co.,
Series B, 2.40%, 02/01/22	250,000	252,845
6.00%, 01/15/34	123,000	160,085
Series 05-B, 5.55%, 01/15/36	164,000	205,750
Southern Co. (The),
2.75%, 06/15/20	300,000	307,780
Southern Power Co.,
4.15%, 12/01/25	250,000	261,170
Tampa Electric Co.,
5.40%, 05/15/21	250,000	279,901
Virginia Electric and Power Co.,
Series B, 4.20%, 05/15/45 (b)	120,000	129,176
WEC Energy Group, Inc.,
3.55%, 06/15/25	250,000	263,569
Wisconsin Electric Power Co.,
2.95%, 09/15/21	250,000	262,443
5.63%, 05/15/33	41,000	49,371
Wisconsin Power & Light Co.,
4.10%, 10/15/44	100,000	103,973
Xcel Energy, Inc.,
6.50%, 07/01/36	123,000	158,326

		14,717,460

Electrical Equipment 0.1%
Honeywell International, Inc.,
5.30%, 03/01/18	500,000	538,277
PerkinElmer, Inc.,
5.00%, 11/15/21	100,000	109,677
Precision Castparts Corp.,
1.25%, 01/15/18	175,000	175,548
4.20%, 06/15/35	250,000	268,938
Tyco Electronics Group SA,
3.50%, 02/03/22	150,000	155,454

		1,247,894

Electronic Equipment & Instruments 0.1%
Arrow Electronics, Inc.,
4.50%, 03/01/23	100,000	103,746
Avnet Inc,
5.88%, 06/15/20	250,000	274,176
Corning, Inc.,
2.90%, 05/15/22	365,000	368,366
Koninklijke Philips Electronics NV,
5.00%, 03/15/42	200,000	210,317

		956,605

12

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Energy Equipment & Services 0.1%
Baker Hughes, Inc.,
3.20%, 08/15/21	$250,000	$257,828
Halliburton Co.,
3.80%, 11/15/25	400,000	412,530
6.70%, 09/15/38	250,000	298,902
National Oilwell Varco, Inc.,
3.95%, 12/01/42	100,000	74,496

		1,043,756

Food & Staples Retailing 0.3%
CVS Health Corp.,
3.50%, 07/20/22	500,000	532,307
3.38%, 08/12/24	500,000	525,432
4.88%, 07/20/35	250,000	280,238
Kroger Co. (The),
4.00%, 02/01/24	350,000	381,185
7.50%, 04/01/31	178,000	238,811
Sysco Corp.,
3.75%, 10/01/25	75,000	79,481
3.30%, 07/15/26	130,000	133,297
5.38%, 09/21/35	74,000	85,276
Walgreen Co.,
3.10%, 09/15/22	150,000	153,042
Walgreens Boots Alliance, Inc.,
4.50%, 11/18/34	155,000	154,728

		2,563,797

Food Products 0.3%
Campbell Soup Co.,
4.25%, 04/15/21	100,000	109,409
ConAgra Foods, Inc.,
7.00%, 10/01/28	154,000	188,275
General Mills, Inc.,
2.20%, 10/21/19	500,000	511,206
3.15%, 12/15/21	200,000	210,307
HJ Heinz Co.,
5.20%, 07/15/45 (c)	150,000	172,696
JM Smucker Co. (The),
4.25%, 03/15/35	200,000	208,731
Kellogg Co.,
3.25%, 04/01/26	40,000	41,025
Kraft Foods Group, Inc.,
3.50%, 06/06/22	500,000	530,530
6.88%, 01/26/39	138,000	181,218
Mead Johnson Nutrition Co.,
4.13%, 11/15/25	110,000	117,708
Mondelez International, Inc.,
4.00%, 02/01/24	200,000	218,394
Tyson Foods, Inc.,
4.50%, 06/15/22	250,000	276,661
Unilever Capital Corp.,
5.90%, 11/15/32	144,000	194,124

		2,960,284

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities 0.9%
AGL Capital Corp.,
4.40%, 06/01/43	$100,000	$97,887
Atmos Energy Corp.,
4.13%, 10/15/44	200,000	205,570
Buckeye Partners LP,
4.15%, 07/01/23	250,000	237,123
CenterPoint Energy Resources Corp.,
4.50%, 01/15/21	212,000	225,765
Columbia Pipeline Group, Inc.,
3.30%, 06/01/20 (c)	350,000	354,458
Dominion Gas Holdings LLC,
2.80%, 11/15/20	335,000	342,345
El Paso Natural Gas Co. LLC,
8.37%, 06/15/32	50,000	54,757
Enable Midstream Partners LP,
5.00%, 05/15/44	150,000	111,855
Enbridge Energy Partners LP, 5.20%, 03/15/20	250,000	257,868
Energy Transfer Partners LP,
4.65%, 06/01/21	100,000	99,397
5.20%, 02/01/22	250,000	252,569
6.05%, 06/01/41	100,000	90,676
6.50%, 02/01/42	250,000	242,505
Enterprise Products Operating LLC,
Series L, 6.30%, 09/15/17	250,000	265,491
6.13%, 10/15/39	215,000	233,890
4.85%, 08/15/42	150,000	152,500
4.95%, 10/15/54	250,000	233,896
Kinder Morgan Energy Partners LP,
6.85%, 02/15/20	425,000	468,962
5.80%, 03/15/35	144,000	133,003
6.38%, 03/01/41	250,000	241,547
Kinder Morgan, Inc.,
3.05%, 12/01/19	500,000	497,188
4.30%, 06/01/25	85,000	84,251
5.30%, 12/01/34	200,000	182,902
5.05%, 02/15/46	250,000	221,968
National Fuel Gas Co.,
3.75%, 03/01/23	250,000	232,590
ONEOK Partners LP,
4.90%, 03/15/25	250,000	252,749
Plains All American Pipeline LP/PAA Finance Corp.,
4.70%, 06/15/44	250,000	201,404
Sempra Energy,
4.05%, 12/01/23	200,000	214,276
6.00%, 10/15/39	100,000	121,476
Spectra Energy Capital LLC,
6.75%, 02/15/32	123,000	124,756
Spectra Energy Partners LP,
3.50%, 03/15/25	250,000	248,572
Sunoco Logistics Partners Operations LP,
5.35%, 05/15/45	150,000	136,492

13

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Gas Utilities (continued)
TransCanada PipeLines Ltd.,
3.80%, 10/01/20	$250,000	$262,214
4.63%, 03/01/34	250,000	255,164
Williams Partners LP,
3.90%, 01/15/25	250,000	219,000
5.40%, 03/04/44	250,000	208,474

		7,765,540

Health Care Providers & Services 0.9%
Abbott Laboratories,
5.30%, 05/27/40	250,000	285,658
Aetna, Inc.,
6.63%, 06/15/36	250,000	316,834
AmerisourceBergen Corp.,
4.25%, 03/01/45	250,000	247,015
Becton, Dickinson and Co.,
3.13%, 11/08/21	250,000	258,396
3.30%, 03/01/23	250,000	258,627
Boston Scientific Corp.,
2.65%, 10/01/18	250,000	254,890
Cardinal Health, Inc.,
3.20%, 06/15/22	200,000	209,253
3.75%, 09/15/25	170,000	182,265
Cigna Corp.,
3.25%, 04/15/25	250,000	250,620
5.38%, 02/15/42	150,000	166,408
Covidien International Finance SA,
6.00%, 10/15/17	440,000	471,270
Danaher Corp.,
3.90%, 06/23/21	100,000	109,037
Express Scripts Holding Co.,
4.50%, 02/25/26	250,000	267,884
Express Scripts, Inc.,
3.90%, 02/15/22	250,000	262,986
Humana, Inc.,
3.15%, 12/01/22	250,000	256,760
Laboratory Corp. of America Holdings,
3.75%, 08/23/22	200,000	208,506
McKesson Corp.,
6.00%, 03/01/41	100,000	124,682
Medtronic, Inc.,
3.15%, 03/15/22	135,000	143,724
3.63%, 03/15/24	200,000	216,328
4.38%, 03/15/35	250,000	278,412
4.63%, 03/15/45	250,000	285,194
St. Jude Medical, Inc.,
3.25%, 04/15/23	200,000	204,771
3.88%, 09/15/25	45,000	47,771
Stryker Corp.,
1.30%, 04/01/18	350,000	349,770
3.38%, 11/01/25	80,000	83,247
3.50%, 03/15/26	35,000	36,700
4.63%, 03/15/46	200,000	220,536

Corporate Bonds (continued)

	Principal Amount	Market Value

Health Care Providers & Services (continued)
Thermo Fisher Scientific, Inc.,
3.60%, 08/15/21	$250,000	$261,807
UnitedHealth Group, Inc.,
1.63%, 03/15/19	250,000	251,932
2.88%, 12/15/21	500,000	522,118
4.63%, 07/15/35	25,000	28,219
5.80%, 03/15/36	417,000	525,538
WellPoint, Inc.,
3.50%, 08/15/24	250,000	256,526
Zimmer Holdings, Inc.,
3.38%, 11/30/21	150,000	155,939
4.25%, 08/15/35	210,000	210,126

		8,209,749

Hotels, Restaurants & Leisure 0.2%
Hyatt Hotels Corp.,
5.38%, 08/15/21	100,000	112,344
Marriott International, Inc.,
Series N, 3.13%, 10/15/21	250,000	253,925
McDonald’s Corp.,
5.35%, 03/01/18	240,000	258,196
3.70%, 01/30/26	250,000	267,694
4.88%, 07/15/40	250,000	271,233
Wyndham Worldwide Corp.,
5.63%, 03/01/21	150,000	163,629

		1,327,021

Household Durables 0.1%
Emerson Electric Co.,
6.00%, 08/15/32	57,000	71,353
Newell Brands, Inc.,
4.20%, 04/01/26	530,000	559,940
Newell Rubbermaid, Inc.,
2.88%, 12/01/19	250,000	256,526
Stanley Black & Decker, Inc.,
2.90%, 11/01/22	150,000	156,387
Whirlpool Corp.,
3.70%, 05/01/25	250,000	257,898

		1,302,104

Household Products 0.0%†
Kimberly-Clark Corp.,
2.40%, 03/01/22	250,000	257,950
2.65%, 03/01/25	55,000	56,358

		314,308

Industrial Conglomerates 0.5%
3M Co.,
3.00%, 08/07/25	250,000	266,483
5.70%, 03/15/37	50,000	65,881
Dover Corp.,
5.38%, 03/01/41	50,000	61,183

14

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Industrial Conglomerates (continued)
Eaton Corp.,
2.75%, 11/02/22	$250,000	$252,994
4.00%, 11/02/32	150,000	153,597
General Electric Capital Corp.,
2.20%, 01/09/20	250,000	256,674
5.30%, 02/11/21	72,000	83,106
6.75%, 03/15/32	106,000	146,514
6.15%, 08/07/37	144,000	195,792
5.88%, 01/14/38	150,000	197,763
6.88%, 01/10/39	100,000	146,350
General Electric Co.,
5.25%, 12/06/17	400,000	427,161
2.70%, 10/09/22	250,000	258,198
3.38%, 03/11/24	250,000	269,067
Illinois Tool Works, Inc.,
4.88%, 09/15/41	200,000	232,216
Ingersoll-Rand Global Holding Co., Ltd.,
2.88%, 01/15/19	50,000	51,462
5.75%, 06/15/43	50,000	60,120
Ingersoll-Rand Luxembourg Finance SA,
3.55%, 11/01/24	250,000	259,075
Parker-Hannifin Corp.,
4.20%, 11/21/34	250,000	265,800
Pentair Finance SA,
1.88%, 09/15/17	250,000	249,165
Textron, Inc.,
4.30%, 03/01/24	250,000	263,902

		4,162,503

Information Technology Services 0.2%
Computer Sciences Corp.,
4.45%, 09/15/22	100,000	104,692
Fidelity National Information Services, Inc.,
5.00%, 10/15/25	250,000	276,025
Fiserv, Inc.,
4.75%, 06/15/21	200,000	217,094
Hewlett Packard Enterprise Co.,
4.90%, 10/15/25 (c)	500,000	518,950
International Business Machines Corp.,
1.13%, 02/06/18	500,000	501,068
2.90%, 11/01/21	150,000	158,119
3.45%, 02/19/26	250,000	265,417
5.88%, 11/29/32	250,000	317,495

		2,358,860

Insurance 1.0%
ACE INA Holdings, Inc.,
2.70%, 03/13/23	250,000	252,172
3.35%, 05/03/26	45,000	47,411
Aflac, Inc.,
3.63%, 11/15/24	250,000	264,725
Alleghany Corp.,
4.95%, 06/27/22	250,000	275,225

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
Allstate Corp. (The),
6.50%, 05/15/57 (a)	$145,000	$156,600
American International Group, Inc.,
3.30%, 03/01/21	445,000	458,765
3.90%, 04/01/26	240,000	244,531
4.80%, 07/10/45	250,000	253,233
Aon Corp.,
5.00%, 09/30/20	400,000	442,560
Aon PLC,
3.88%, 12/15/25	100,000	102,848
Assurant, Inc.,
2.50%, 03/15/18	250,000	250,247
Berkshire Hathaway Finance Corp.,
4.40%, 05/15/42	150,000	163,690
Berkshire Hathaway, Inc.,
1.55%, 02/09/18	500,000	505,060
Chubb Corp. (The),
6.37%, 04/15/37 (a)	300,000	258,000
CNA Financial Corp.,
5.75%, 08/15/21	250,000	281,793
Hartford Financial Services Group, Inc.,
6.10%, 10/01/41	100,000	119,160
ING US, Inc.,
5.50%, 07/15/22	250,000	280,624
Lincoln National Corp.,
4.85%, 06/24/21	50,000	54,623
6.15%, 04/07/36	160,000	179,700
Loews Corp.,
4.13%, 05/15/43	100,000	96,661
Markel Corp.,
3.63%, 03/30/23	250,000	253,506
Marsh & McLennan Cos., Inc.,
4.80%, 07/15/21	300,000	330,518
MetLife, Inc.,
1.90%, 12/15/17	500,000	504,368
3.05%, 12/15/22	250,000	255,003
5.70%, 06/15/35	86,000	101,517
6.40%, 12/15/36	200,000	213,120
4.60%, 05/13/46	85,000	89,441
Nationwide Financial Services, Inc.,
6.75%, 05/15/37 (d)	75,000	76,313
Principal Financial Group, Inc.,
3.30%, 09/15/22	250,000	257,850
Progressive Corp. (The),
3.75%, 08/23/21	150,000	162,111
6.25%, 12/01/32	113,000	145,367
Prudential Financial, Inc.,
5.38%, 06/21/20	250,000	279,470
Series B, 5.75%, 07/15/33	103,000	117,545
6.63%, 06/21/40	200,000	248,441
5.62%, 06/15/43 (a)	150,000	156,341
Reinsurance Group of America, Inc.,
5.00%, 06/01/21	100,000	108,700

15

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Insurance (continued)
SunAmerica Financial Group, Inc.,
7.50%, 07/15/25	$103,000	$131,243
Travelers Cos., Inc. (The),
5.75%, 12/15/17	90,000	96,072
Travelers Property Casualty Corp.,
6.38%, 03/15/33	133,000	173,663
Willis Group Holdings PLC,
5.75%, 03/15/21	100,000	111,722
WR Berkley Corp.,
4.75%, 08/01/44	250,000	247,628

		8,747,567

Internet & Catalog Retail 0.2%
Alibaba Group Holding Ltd.,
3.13%, 11/28/21	200,000	203,134
Amazon.com, Inc.,
3.30%, 12/05/21	250,000	269,014
4.80%, 12/05/34	250,000	284,391
eBay, Inc.,
1.35%, 07/15/17	500,000	499,725
3.25%, 10/15/20	100,000	103,635
3.80%, 03/09/22	140,000	146,391
Expedia, Inc.,
5.95%, 08/15/20	150,000	165,875
QVC, Inc.,
4.38%, 03/15/23	100,000	99,850

		1,772,015

Internet Software & Services 0.0%†
Alphabet, Inc.,
3.63%, 05/19/21	100,000	110,095

Machinery 0.3%
Caterpillar Financial Services Corp.,
1.70%, 06/16/18	250,000	252,520
2.75%, 08/20/21	500,000	517,012
Caterpillar, Inc.,
2.60%, 06/26/22	250,000	252,474
6.05%, 08/15/36	123,000	157,673
3.80%, 08/15/42	97,000	95,992
Deere & Co.,
3.90%, 06/09/42	100,000	102,998
IDEX Corp.,
4.20%, 12/15/21	200,000	211,120
John Deere Capital Corp.,
1.30%, 03/12/18	400,000	401,689
1.95%, 01/08/19	250,000	254,127

		2,245,605

Media 1.1%
21st Century Fox America, Inc.,
3.70%, 09/15/24	100,000	107,147
3.70%, 10/15/25	250,000	267,707

Corporate Bonds (continued)

	Principal Amount	Market Value

Media (continued)
7.28%, 06/30/28	$53,000	$67,426
6.55%, 03/15/33	450,000	537,045
CBS Corp.,
3.70%, 08/15/24	250,000	261,189
5.50%, 05/15/33	82,000	88,156
CCO Safari II LLC,
4.91%, 07/23/25 (c)	330,000	355,756
6.83%, 10/23/55 (c)	250,000	287,337
Comcast Corp.,
3.15%, 03/01/26	250,000	261,807
4.25%, 01/15/33	250,000	270,218
7.05%, 03/15/33	205,000	282,788
4.20%, 08/15/34	150,000	160,667
6.50%, 11/15/35	70,000	96,259
6.95%, 08/15/37	205,000	292,152
Discovery Communications LLC,
5.05%, 06/01/20	350,000	381,501
3.45%, 03/15/25	135,000	131,350
4.90%, 03/11/26	50,000	52,568
Grupo Televisa SAB,
5.00%, 05/13/45	250,000	234,892
Historic TW, Inc.,
6.88%, 06/15/18	122,000	135,074
NBCUniversal Media LLC,
5.15%, 04/30/20	250,000	284,309
5.95%, 04/01/41	100,000	130,652
4.45%, 01/15/43	200,000	219,120
Omnicom Group, Inc.,
3.63%, 05/01/22	50,000	53,055
3.60%, 04/15/26	250,000	260,286
Thomson Reuters Corp.,
3.85%, 09/29/24	250,000	259,053
Time Warner Cable, Inc.,
6.75%, 07/01/18	415,000	459,134
5.50%, 09/01/41	250,000	260,187
4.50%, 09/15/42	250,000	234,199
Time Warner, Inc.,
7.63%, 04/15/31	523,000	688,030
7.70%, 05/01/32	248,000	322,219
Viacom, Inc.,
3.25%, 03/15/23	400,000	388,659
4.38%, 03/15/43	200,000	158,432
Walt Disney Co. (The),
1.10%, 12/01/17	500,000	502,113
3.00%, 02/13/26	250,000	264,409
WPP Finance 2010,
4.75%, 11/21/21	100,000	110,316
3.75%, 09/19/24	250,000	258,608

		9,123,820

Metals & Mining 0.3%
Barrick Gold Corp.,
4.10%, 05/01/23	79,000	81,575
5.25%, 04/01/42	200,000	195,286

16

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Metals & Mining (continued)
BHP Billiton Finance USA Ltd.,
3.25%, 11/21/21	$250,000	$261,865
3.85%, 09/30/23	500,000	533,034
Goldcorp, Inc.,
2.13%, 03/15/18	250,000	248,203
Newmont Mining Corp.,
5.88%, 04/01/35	164,000	163,438
Nucor Corp.,
4.00%, 08/01/23	250,000	261,868
Rio Tinto Alcan, Inc.,
5.75%, 06/01/35	144,000	149,493
Rio Tinto Finance USA PLC,
2.88%, 08/21/22	200,000	201,172
4.13%, 08/21/42	150,000	145,319
Southern Copper Corp.,
6.75%, 04/16/40	100,000	99,462
5.88%, 04/23/45	150,000	137,512
Vale Overseas Ltd.,
6.88%, 11/21/36	306,000	274,635
Vale SA,
5.63%, 09/11/42	150,000	118,500

		2,871,362

Multiline Retail 0.4%
Costco Wholesale Corp.,
2.25%, 02/15/22	85,000	86,315
Dollar General Corp.,
1.88%, 04/15/18	250,000	252,215
Kohl’s Corp.,
4.00%, 11/01/21	100,000	103,966
3.25%, 02/01/23	150,000	147,642
Macy’s Retail Holdings, Inc.,
6.90%, 04/01/29	50,000	55,334
6.70%, 07/15/34	150,000	160,341
Nordstrom, Inc.,
4.00%, 10/15/21	250,000	266,860
Target Corp.,
6.00%, 01/15/18	300,000	325,039
2.50%, 04/15/26	250,000	250,089
6.35%, 11/01/32	217,000	292,195
Wal-Mart Stores, Inc.,
4.25%, 04/15/21	500,000	562,430
7.55%, 02/15/30	82,000	121,633
5.25%, 09/01/35	242,000	302,308
6.20%, 04/15/38	250,000	341,398
5.63%, 04/15/41	150,000	195,338

		3,463,103

Office Electronics 0.0%†
Pitney Bowes, Inc.,
4.75%, 05/15/18	62,000	65,483

Corporate Bonds (continued)

	Principal Amount	Market Value

Office Electronics (continued)
Xerox Corp.,
6.35%, 05/15/18	$200,000	$214,991
4.80%, 03/01/35 (b)	120,000	115,685

		396,159

Oil, Gas & Consumable Fuels 1.5%
Anadarko Petroleum Corp.,
6.38%, 09/15/17	13,000	13,803
5.55%, 03/15/26	250,000	267,968
6.45%, 09/15/36	269,000	290,208
Apache Corp.,
3.63%, 02/01/21	250,000	256,224
4.75%, 04/15/43	250,000	244,479
BP Capital Markets PLC,
1.38%, 05/10/18	250,000	250,037
2.32%, 02/13/20	250,000	253,923
4.50%, 10/01/20	100,000	110,365
3.56%, 11/01/21	250,000	266,981
3.06%, 03/17/22	210,000	216,601
3.51%, 03/17/25	250,000	261,940
Canadian Natural Resources Ltd.,
6.25%, 03/15/38	210,000	211,547
Chevron Corp.,
1.72%, 06/24/18	500,000	504,777
2.19%, 11/15/19	55,000	56,320
2.36%, 12/05/22	250,000	251,108
ConocoPhillips,
5.90%, 10/15/32	123,000	140,072
6.50%, 02/01/39	200,000	248,155
ConocoPhillips Co.,
2.40%, 12/15/22	250,000	242,638
3.35%, 05/15/25 (b)	250,000	248,189
4.15%, 11/15/34	145,000	139,069
Devon Energy Corp.,
7.95%, 04/15/32	250,000	269,234
5.00%, 06/15/45	150,000	129,077
Ecopetrol SA,
5.88%, 05/28/45	325,000	264,355
EOG Resources, Inc.,
5.63%, 06/01/19	130,000	143,296
4.10%, 02/01/21	200,000	214,385
Exxon Mobil Corp.,
3.18%, 03/15/24	350,000	369,919
2.71%, 03/06/25	250,000	255,042
3.04%, 03/01/26	75,000	77,678
Hess Corp.,
7.30%, 08/15/31	196,000	214,839
Husky Energy, Inc.,
3.95%, 04/15/22	200,000	200,978
Marathon Oil Corp.,
6.80%, 03/15/32	82,000	80,030
Marathon Petroleum Corp.,
5.13%, 03/01/21	300,000	325,298

17

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.,
3.90%, 11/15/24	$250,000	$248,562
6.00%, 03/01/41	150,000	149,006
Occidental Petroleum Corp.,
3.13%, 02/15/22	200,000	208,196
3.40%, 04/15/26	140,000	144,836
Pemex Project Funding Master Trust,
6.63%, 06/15/35	301,000	305,515
Petroleos Mexicanos,
3.50%, 07/18/18	500,000	504,500
4.50%, 01/23/26	250,000	237,850
5.50%, 06/27/44	250,000	220,000
6.38%, 01/23/45	250,000	243,750
5.63%, 01/23/46	100,000	89,031
Phillips 66,
5.88%, 05/01/42	150,000	174,943
Pioneer Natural Resources Co.,
3.95%, 07/15/22	50,000	51,814
Shell International Finance BV,
1.13%, 08/21/17	1,000,000	1,000,586
4.13%, 05/11/35	150,000	159,344
6.38%, 12/15/38	250,000	325,043
4.55%, 08/12/43	250,000	269,225
Statoil ASA,
3.13%, 08/17/17	250,000	256,064
1.15%, 05/15/18	250,000	248,735
2.75%, 11/10/21	500,000	511,538
Total Capital International SA,
3.70%, 01/15/24	500,000	536,600
Valero Energy Corp.,
3.65%, 03/15/25	205,000	206,521
7.50%, 04/15/32	82,000	97,723
6.63%, 06/15/37	100,000	112,379

		13,320,296

Paper & Forest Products 0.1%
Georgia-Pacific LLC,
8.88%, 05/15/31	200,000	302,642
International Paper Co.,
4.80%, 06/15/44	250,000	253,143

		555,785

Personal Products 0.1%
Colgate-Palmolive Co.,
2.45%, 11/15/21	100,000	103,417
Procter & Gamble Co. (The),
1.90%, 11/01/19	250,000	256,240
5.80%, 08/15/34	205,000	274,499

		634,156

Pharmaceuticals 1.1%
AbbVie, Inc.,
1.80%, 05/14/18	250,000	251,739

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
2.00%, 11/06/18	$500,000	$504,439
2.90%, 11/06/22	500,000	510,838
4.50%, 05/14/35	385,000	400,484
4.40%, 11/06/42	75,000	77,271
Actavis Funding SCS,
3.45%, 03/15/22	155,000	158,789
3.85%, 06/15/24	40,000	41,089
4.55%, 03/15/35	100,000	100,035
4.85%, 06/15/44	150,000	153,825
4.75%, 03/15/45	250,000	252,882
Allergan, Inc.,
1.35%, 03/15/18	300,000	297,731
AstraZeneca PLC,
5.90%, 09/15/17	300,000	319,355
3.38%, 11/16/25	500,000	521,002
6.45%, 09/15/37	140,000	187,439
Baxalta, Inc.,
4.00%, 06/23/25 (c)	100,000	103,269
Bristol-Myers Squibb Co.,
2.00%, 08/01/22	350,000	352,253
Eli Lilly & Co.,
2.75%, 06/01/25	45,000	46,776
GlaxoSmithKline Capital PLC,
1.50%, 05/08/17	250,000	251,652
2.85%, 05/08/22	250,000	261,603
GlaxoSmithKline Capital, Inc.,
5.38%, 04/15/34	139,000	163,687
Johnson & Johnson,
2.95%, 09/01/20	100,000	106,647
2.45%, 12/05/21	250,000	262,173
2.45%, 03/01/26	75,000	75,441
4.95%, 05/15/33	287,000	348,180
Merck & Co., Inc.,
1.10%, 01/31/18	500,000	501,404
2.75%, 02/10/25	220,000	226,474
4.15%, 05/18/43	250,000	275,192
Novartis Capital Corp.,
3.40%, 05/06/24	500,000	538,380
3.00%, 11/20/25	250,000	262,598
Perrigo Co. PLC,
4.00%, 11/15/23	250,000	256,111
Pfizer, Inc.,
4.65%, 03/01/18	185,000	197,152
7.20%, 03/15/39	375,000	553,304
Pharmacia Corp.,
6.60%, 12/01/28	123,000	164,184
Sanofi,
1.25%, 04/10/18	250,000	251,065
Teva Pharmaceutical Finance Co. BV,
Series 2, 3.65%, 11/10/21	32,000	33,582
Teva Pharmaceutical Finance Co. LLC,
6.15%, 02/01/36	5,000	5,972

18

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Pharmaceuticals (continued)
Teva Pharmaceutical Finance IV BV,
3.65%, 11/10/21	$82,000	$86,054
Watson Pharmaceuticals, Inc.,
3.25%, 10/01/22	200,000	202,464
Zoetis, Inc.,
3.25%, 02/01/23	50,000	50,384
4.50%, 11/13/25	115,000	122,649

		9,475,568

Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp.,
2.80%, 06/01/20	250,000	252,814
4.40%, 02/15/26	25,000	26,945
American Tower REIT, Inc.,
5.05%, 09/01/20	400,000	437,792
AvalonBay Communities, Inc.,
3.45%, 06/01/25	100,000	103,947
CBL & Associates LP,
4.60%, 10/15/24	250,000	229,129
Crown Castle International Corp.,
3.70%, 06/15/26	30,000	30,461
Digital Realty Trust LP,
5.25%, 03/15/21	250,000	275,608
Duke Realty LP,
3.88%, 10/15/22	250,000	259,536
Essex Portfolio LP,
3.38%, 01/15/23	500,000	508,254
HCP, Inc.,
3.40%, 02/01/25	500,000	471,956
Health Care REIT, Inc.,
5.25%, 01/15/22	300,000	332,574
Host Hotels & Resorts LP,
Series D, 3.75%, 10/15/23	100,000	98,979
Series E, 4.00%, 06/15/25	190,000	189,144
Kilroy Realty LP,
4.80%, 07/15/18	200,000	210,426
Omega Healthcare Investors, Inc.,
4.50%, 04/01/27	250,000	240,253
Realty Income Corp.,
4.65%, 08/01/23	250,000	269,362
Simon Property Group LP,
2.20%, 02/01/19	750,000	765,470
4.75%, 03/15/42	250,000	280,195
UDR, Inc.,
4.25%, 06/01/18	100,000	104,817
Ventas Realty LP/Ventas Capital Corp.,
4.75%, 06/01/21	100,000	110,327
4.25%, 03/01/22	250,000	265,571
Weyerhaeuser Co.,
7.38%, 03/15/32	250,000	311,198

		5,774,758

Corporate Bonds (continued)

	Principal Amount	Market Value

Road & Rail 0.5%
Burlington Northern Santa Fe LLC,
7.95%, 08/15/30	$144,000	$210,004
5.05%, 03/01/41	350,000	409,551
4.70%, 09/01/45	150,000	171,084
Canadian Pacific Railway Ltd.,
4.50%, 01/15/22	500,000	546,881
CSX Corp.,
5.50%, 04/15/41	100,000	119,870
3.95%, 05/01/50	250,000	239,514
FedEx Corp.,
2.70%, 04/15/23	500,000	504,135
3.25%, 04/01/26	45,000	46,644
3.88%, 08/01/42	50,000	47,535
Norfolk Southern Corp.,
2.90%, 02/15/23	92,000	93,570
5.59%, 05/17/25	59,000	71,143
4.84%, 10/01/41	15,000	16,719
4.45%, 06/15/45	50,000	53,956
6.00%, 05/23/11	100,000	115,790
Ryder System, Inc.,
2.50%, 03/01/18	250,000	253,296
2.50%, 05/11/20	105,000	104,474
Union Pacific Corp.,
3.25%, 08/15/25	250,000	267,925
4.15%, 01/15/45	150,000	158,298
4.05%, 03/01/46	105,000	109,870
United Parcel Service of America, Inc.,
8.38%, 04/01/20	82,000	102,497
United Parcel Service, Inc.,
6.20%, 01/15/38	205,000	282,251

		3,925,007

Semiconductors & Semiconductor Equipment 0.2%
Applied Materials, Inc.,
4.30%, 06/15/21	300,000	330,525
Intel Corp.,
2.70%, 12/15/22	250,000	259,159
3.70%, 07/29/25	150,000	164,956
4.80%, 10/01/41	200,000	226,494
KLA-Tencor Corp.,
4.65%, 11/01/24	215,000	224,476
Lam Research Corp.,
3.80%, 03/15/25	145,000	145,123
QUALCOMM, Inc.,
4.65%, 05/20/35	250,000	263,740
Texas Instruments, Inc.,
1.75%, 05/01/20	250,000	250,965

		1,865,438

Software 0.5%
Adobe Systems, Inc.,
3.25%, 02/01/25	70,000	72,440

19

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Software (continued)
CA, Inc.,
4.50%, 08/15/23	$240,000	$256,925
CDK Global, Inc.,
4.50%, 10/15/24	250,000	252,239
Microsoft Corp.,
1.00%, 05/01/18	500,000	501,063
3.00%, 10/01/20	350,000	375,060
3.63%, 12/15/23	250,000	275,447
3.50%, 02/12/35	665,000	666,018
4.45%, 11/03/45	75,000	83,231
Oracle Corp.,
1.20%, 10/15/17	350,000	351,260
5.00%, 07/08/19	100,000	111,746
2.25%, 10/08/19	250,000	257,724
3.25%, 05/15/30	400,000	410,914
4.30%, 07/08/34	500,000	534,289

		4,148,356

Specialty Retail 0.2%
AutoZone, Inc.,
4.00%, 11/15/20	200,000	216,501
3.25%, 04/15/25	165,000	168,177
Gap, Inc. (The),
5.95%, 04/12/21	100,000	106,645
Home Depot, Inc. (The),
3.35%, 09/15/25	45,000	48,731
5.88%, 12/16/36	230,000	302,319
5.95%, 04/01/41	100,000	134,374
4.40%, 03/15/45	200,000	224,224
Lowe’s Cos., Inc.,
6.50%, 03/15/29	164,000	220,247
4.25%, 09/15/44	250,000	269,355

		1,690,573

Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc.,
1.00%, 05/03/18	500,000	500,212
3.45%, 05/06/24	500,000	533,975
2.50%, 02/09/25	170,000	169,400
3.25%, 02/23/26	95,000	99,386
3.85%, 05/04/43	250,000	244,779
4.38%, 05/13/45	145,000	153,617
4.65%, 02/23/46	230,000	252,579
EMC Corp.,
1.88%, 06/01/18	500,000	494,470
Hewlett-Packard Co.,
4.65%, 12/09/21	500,000	533,910
NetApp, Inc.,
3.38%, 06/15/21	150,000	154,376
Seagate HDD Cayman,
4.75%, 01/01/25	200,000	152,317

		3,289,021

Corporate Bonds (continued)

	Principal Amount	Market Value

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2,
4.30%, 06/01/21	$100,000	$108,597
VF Corp.,
3.50%, 09/01/21	200,000	212,995

		321,592

Tobacco 0.3%
Altria Group, Inc.,
9.25%, 08/06/19	89,000	110,593
2.63%, 01/14/20	250,000	259,120
2.85%, 08/09/22	250,000	259,370
10.20%, 02/06/39	39,000	71,266
4.25%, 08/09/42	100,000	105,322
5.38%, 01/31/44	100,000	124,107
Philip Morris International, Inc.,
5.65%, 05/16/18	150,000	163,790
3.60%, 11/15/23	500,000	542,993
3.25%, 11/10/24	350,000	374,041
4.88%, 11/15/43	150,000	174,654
Reynolds American, Inc.,
5.70%, 08/15/35	75,000	89,525

		2,274,781

Water Utilities 0.0%†
American Water Capital Corp.,
4.30%, 09/01/45	250,000	266,461

Wireless Telecommunication Services 0.2%
America Movil SAB de CV,
5.00%, 03/30/20	500,000	552,316
6.38%, 03/01/35	123,000	149,830
Rogers Communications, Inc.,
5.00%, 03/15/44	250,000	278,769
Vodafone Group PLC,
2.95%, 02/19/23	250,000	249,945
7.88%, 02/15/30	144,000	189,088
6.15%, 02/27/37	75,000	88,148

		1,508,096

Total Corporate Bonds (cost $207,930,710)		217,751,485

Municipal Bonds 0.9%
California 0.4%
Bay Area Toll Authority, RB, Series F-2, 6.26%, 04/01/49	150,000	218,647
California State, GO, 7.60%, 11/01/40	100,000	157,836
City of San Francisco California, Public Utilities Commission Water Revenue, RB, Series E, 6.00%, 11/01/40	100,000	128,360

20

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value

California (continued)
East Bay Municipal Utility District, RB, 5.87%, 06/01/40	$100,000	$132,748
Los Angeles Community College District, GO, 6.75%, 08/01/49	100,000	151,890
Los Angeles Unified School District, GO, 6.76%, 07/01/34	100,000	138,745
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	210,000	305,731
Metropolitan Water District of Southern California, RB, Series A, 6.95%, 07/01/40	300,000	351,726
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	125,000	171,385
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 04/01/32	200,000	251,326
State of California, GO
7.55%, 04/01/39	125,000	193,767
7.63%, 03/01/40	320,000	494,669
University of California, RB
Series R, 5.77%, 05/15/43	50,000	65,117
Series AD, 4.86%, 05/15/12	200,000	209,722

		2,971,669

Colorado 0.0%†
Denver City & County School District No. 1, Refunding, COP, Series B, 4.24%, 12/15/37	50,000	53,670

Connecticut 0.0%†
State of Connecticut, GO, Series D, 5.09%, 10/01/30	200,000	230,660

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	150,000	188,361

Illinois 0.1%
State of Illinois, GO
5.88%, 03/01/19	100,000	108,451
5.10%, 06/01/33	535,000	516,837

		625,288

Massachusetts 0.0%†
Commonwealth of Massachusetts, RB, Series A, 5.73%, 06/01/40	150,000	196,629

New Jersey 0.1%
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 02/15/29	150,000	183,288

Municipal Bonds (continued)

	Principal Amount	Market Value

New Jersey (continued)
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	$215,000	$326,712
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 05/01/40	250,000	309,557

		819,557

New York 0.2%
City of New York, GO, Series H1, 5.85%, 06/01/40	220,000	290,758
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	140,000	217,087
New York City Municipal Water Finance Authority, Refunding, RB, Series AA, 5.79%, 06/15/41	300,000	333,513
New York City, Transitional Finance Authority, RB, Sub-Series G-3, 5.27%, 05/01/27	250,000	298,130
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	300,000	382,584

		1,522,072

North Carolina 0.0%†
University of North Carolina, Refunding, RB, 3.85%, 12/01/34	200,000	216,820

Ohio 0.0%†
American Power, Inc., RB, Series B, 7.50%, 02/15/50	100,000	142,095
Northeast Regional Sewer District, RB, 6.04%, 11/15/40	200,000	229,860

		371,955

Oregon 0.0%†
Oregon School Boards Association, Limited Tax Pension, GO, AGM Insured, 5.53%, 06/30/28	200,000	239,408

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, GO, Series B, 4.65%, 02/15/26	200,000	219,504

Texas 0.1%
Dallas Independent School District, Texas School Building, GO, PSF-GTD, Series C, 6.45%, 02/15/35	150,000	178,640
Dallas, Rapid Transit, Sales Tax Revenue, Senior Lien, RB, Series B, 4.92%, 12/01/41	160,000	195,510
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	100,000	121,555

		495,705

Total Municipal Bonds (cost $6,923,145)		8,151,298

21

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Sovereign Bonds 3.4%

	Principal Amount	Market Value

CANADA 0.4%
Province of British Columbia Canada, 2.00%, 10/23/22	$500,000	$502,065
Canada Government International Bond, 1.63%, 02/27/19	500,000	508,484
Hydro Quebec, 8.88%, 03/01/26	109,000	155,334
Province of Manitoba Canada,
1.75%, 05/30/19	500,000	505,476
Province of Ontario Canada,
1.20%, 02/14/18	750,000	750,219
2.00%, 01/30/19	750,000	760,952
Province of Quebec Canada,
2.88%, 10/16/24	250,000	260,053
7.50%, 09/15/29	200,000	296,817

		3,739,400

COLOMBIA 0.2%
Colombia Government International Bond,
7.38%, 03/18/19	600,000	682,500
7.38%, 09/18/37	250,000	301,875
5.00%, 06/15/45	350,000	333,375

		1,317,750

GERMANY 0.1%
Kreditanstalt fuer Wiederaufbau,
1.75%, 10/15/19	1,000,000	1,016,590

ISRAEL 0.0%†
Israel Government International Bond,
3.15%, 06/30/23	250,000	262,247

ITALY 0.0%†
Italy Government International Bond,
5.38%, 06/15/33	184,000	214,741

JAPAN 0.0%†
Japan Finance Corp.,
1.13%, 07/19/17	350,000	349,303

MEXICO 0.2%
Mexico Government International Bond,
5.13%, 01/15/20	250,000	275,000
3.63%, 03/15/22	500,000	517,000
6.75%, 09/27/34	373,000	484,900
5.55%, 01/21/45	200,000	225,000
4.60%, 01/23/46	250,000	247,125
5.75%, 10/12/10	200,000	206,000

		1,955,025

PANAMA 0.1%
Panama Government International Bond,
5.20%, 01/30/20	250,000	275,625

Sovereign Bonds (continued)

	Principal Amount	Market Value

PANAMA (continued)
6.70%, 01/26/36	$250,000	$320,000

		595,625

PERU 0.1%
Peruvian Government International Bond,
7.13%, 03/30/19	370,000	424,945
5.63%, 11/18/50	200,000	231,500

		656,445

PHILIPPINES 0.2%
Philippine Government International Bond,
6.50%, 01/20/20	250,000	294,363
7.75%, 01/14/31	250,000	385,567
6.38%, 10/23/34	250,000	355,618
3.70%, 03/01/41	250,000	266,784

		1,302,332

POLAND 0.1%
Poland Government International Bond,
5.13%, 04/21/21	125,000	140,000
5.00%, 03/23/22	450,000	503,438
4.00%, 01/22/24	250,000	267,125

		910,563

SOUTH AFRICA 0.0%†
South Africa Government International Bond,
4.67%, 01/17/24	250,000	250,938
6.25%, 03/08/41	100,000	109,500

		360,438

SOUTH KOREA 0.1%
Export-Import Bank of Korea,
4.00%, 01/29/21	350,000	379,879
2.88%, 01/21/25	350,000	357,266
Republic of Korea,
5.63%, 11/03/25	200,000	254,800
Korea Development Bank (The),
4.63%, 11/16/21	200,000	224,299

		1,216,244

SUPRANATIONAL 1.5%
African Development Bank,
1.38%, 02/12/20	500,000	500,896
Asian Development Bank,
1.50%, 09/28/18	500,000	505,584
1.50%, 01/22/20	750,000	755,399
Council Of Europe Development Bank,
1.00%, 03/07/18	300,000	300,018
European Bank for Reconstruction & Development,
1.00%, 09/17/18	500,000	499,103

22

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount	Market Value

SUPRANATIONAL (continued)
European Investment Bank,
5.13%, 05/30/17	$500,000	$522,659
1.13%, 09/15/17	1,000,000	1,003,003
1.00%, 06/15/18	1,000,000	999,346
1.13%, 08/15/18	500,000	500,736
1.38%, 06/15/20	500,000	500,205
1.63%, 06/15/21	500,000	502,353
2.50%, 10/15/24	500,000	521,161
Inter-American Development Bank,
1.25%, 01/16/18	1,000,000	1,005,659
1.75%, 08/24/18	500,000	509,526
1.75%, 10/15/19	1,000,000	1,014,951
International Bank for Reconstruction & Development,
1.13%, 07/18/17	500,000	503,108
1.88%, 10/07/19	1,000,000	1,021,645
7.63%, 01/19/23	677,000	925,831
International Finance Corp.,
1.25%, 07/16/18	500,000	501,980

		12,593,163

TURKEY 0.3%
Turkey Government International Bond,
5.63%, 03/30/21	350,000	379,553
3.25%, 03/23/23	500,000	477,080
5.75%, 03/22/24	750,000	823,125
6.00%, 01/14/41	500,000	543,420

		2,223,178

URUGUAY 0.1%
Uruguay Government International Bond,
4.50%, 08/14/24	350,000	371,437
5.10%, 06/18/50	150,000	140,625

		512,062

Total Sovereign Bonds (cost $28,473,560)		29,225,106

U.S. Government Mortgage Backed Agencies 27.9%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E83933
6.50%, 05/01/16	2	2
Pool# E84236 6.50%, 06/01/16	24	24
Pool# E00996 6.50%, 07/01/16	13	13
Pool# E86533 6.00%, 12/01/16	88	88
Pool# E87584 6.00%, 01/01/17	72	73
Pool# E86995 6.50%, 01/01/17	323	324

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E87291 6.50%, 01/01/17	$339	$340
Pool# E88076 6.00%, 02/01/17	382	386
Pool# E88055 6.50%, 02/01/17	2,105	2,132
Pool# E88134 6.00%, 03/01/17	101	101
Pool# E88768 6.00%, 03/01/17	50	50
Pool# E88729 6.00%, 04/01/17	464	467
Pool# E89149 6.00%, 04/01/17	230	233
Pool# E89151 6.00%, 04/01/17	517	523
Pool# E89217 6.00%, 04/01/17	459	466
Pool# E89222 6.00%, 04/01/17	550	553
Pool# E89347 6.00%, 04/01/17	86	87
Pool# E89496 6.00%, 04/01/17	283	287
Pool# E89203 6.50%, 04/01/17	307	311
Pool# E89530 6.00%, 05/01/17	1,126	1,141
Pool# E89909 6.00%, 05/01/17	301	306
Pool# B15071 6.00%, 06/01/17	1,756	1,765
Pool# E01157 6.00%, 06/01/17	1,207	1,229
Pool# E90194 6.00%, 06/01/17	266	270
Pool# E90313 6.00%, 06/01/17	132	134
Pool# E90591 5.50%, 07/01/17	856	869
Pool# E90645 6.00%, 07/01/17	1,169	1,179
Pool# G11399 5.50%, 04/01/18	2,568	2,615
Pool# B10210 5.50%, 10/01/18	9,705	9,978
Pool# B11548 5.50%, 12/01/18	9,393	9,687
Pool# E01604 5.50%, 03/01/19	9,242	9,672
Pool# B13430 5.50%, 04/01/19	7,645	7,779

23

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# B15396 5.50%, 06/01/19	$8,491	$8,806
Pool# G18007 6.00%, 07/01/19	4,562	4,802
Pool# B16087 6.00%, 08/01/19	22,301	23,246
Pool# G18022 5.50%, 11/01/19	15,642	16,453
Pool# B14288 5.50%, 12/01/19	5,060	5,228
Pool# J02325 5.50%, 07/01/20	5,230	5,384
Pool# J00935 5.00%, 12/01/20	6,991	7,201
Pool# J00854 5.00%, 01/01/21	8,144	8,388
Pool# J00855 5.50%, 01/01/21	15,525	16,462
Pool# J01279 5.50%, 02/01/21	5,780	6,160
Pool# J01570 5.50%, 04/01/21	4,881	5,134
Pool# J01771 5.00%, 05/01/21	6,736	6,939
Pool# J06015 5.00%, 05/01/21	32,254	33,226
Pool# J05950 5.50%, 05/01/21	58,266	61,752
Pool# G18122 5.00%, 06/01/21	12,244	13,064
Pool# J01980 6.00%, 06/01/21	8,351	8,373
Pool# J03074 5.00%, 07/01/21	8,868	9,430
Pool# J03028 5.50%, 07/01/21	1,448	1,508
Pool# J09912 4.00%, 06/01/24	1,356,691	1,445,642
Pool# C00351 8.00%, 07/01/24	417	490
Pool# D60780 8.00%, 06/01/25	1,703	1,914
Pool# G30267 5.00%, 08/01/25	243,237	267,195
Pool# J13883 3.50%, 12/01/25	746,683	798,278
Pool# J18127 3.00%, 03/01/27	326,318	342,309
Pool# J18702 3.00%, 03/01/27	364,239	382,141
Pool# J19106 3.00%, 05/01/27	137,305	144,056

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# J20471 3.00%, 09/01/27	$599,892	$629,379
Pool# D82854 7.00%, 10/01/27	1,122	1,239
Pool# G14609 3.00%, 11/01/27	833,800	874,787
Pool# C00566 7.50%, 12/01/27	1,427	1,675
Pool# G15100 2.50%, 07/01/28	227,955	235,266
Pool# C00678 7.00%, 11/01/28	1,619	1,923
Pool# C18271 7.00%, 11/01/28	1,881	2,114
Pool# C00836 7.00%, 07/01/29	764	910
Pool# C31282 7.00%, 09/01/29	80	85
Pool# C31285 7.00%, 09/01/29	1,866	2,155
Pool# A18212 7.00%, 11/01/29	32,257	34,531
Pool# C32914 8.00%, 11/01/29	2,306	2,520
Pool# G18536 2.50%, 01/01/30	2,819,405	2,901,826
Pool# C37436 8.00%, 01/01/30	2,112	2,629
Pool# C36306 7.00%, 02/01/30	535	561
Pool# C36429 7.00%, 02/01/30	532	554
Pool# C00921 7.50%, 02/01/30	1,623	1,999
Pool# G01108 7.00%, 04/01/30	638	746
Pool# C37703 7.50%, 04/01/30	1,154	1,311
Pool# G18552 3.00%, 05/01/30	1,280,802	1,340,578
Pool# J32243 3.00%, 07/01/30	1,017,742	1,067,051
Pool# J32255 3.00%, 07/01/30	62,014	65,013
Pool# J32257 3.00%, 07/01/30	68,937	72,400
Pool# C41561 8.00%, 08/01/30	1,601	1,699
Pool# C01051 8.00%, 09/01/30	2,819	3,562
Pool# C43550 7.00%, 10/01/30	3,371	3,811

24

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C44017 7.50%, 10/01/30	$378	$388
Pool# C43967 8.00%, 10/01/30	27,128	29,694
Pool# C44957 8.00%, 11/01/30	2,478	2,888
Pool# C01106 7.00%, 12/01/30	10,760	13,002
Pool# C01103 7.50%, 12/01/30	1,140	1,425
Pool# C01116 7.50%, 01/01/31	1,052	1,322
Pool# C46932 7.50%, 01/01/31	544	570
Pool# C47287 7.50%, 02/01/31	1,804	1,890
Pool# C48851 7.00%, 03/01/31	1,787	1,839
Pool# G01217 7.00%, 03/01/31	10,397	12,606
Pool# C48206 7.50%, 03/01/31	1,438	1,443
Pool# C91366 4.50%, 04/01/31	206,407	226,143
Pool# C91377 4.50%, 06/01/31	109,463	119,997
Pool# C53324 7.00%, 06/01/31	1,329	1,417
Pool# C01209 8.00%, 06/01/31	929	1,083
Pool# C54792 7.00%, 07/01/31	6,884	7,810
Pool# C55071 7.50%, 07/01/31	511	528
Pool# G01309 7.00%, 08/01/31	1,926	2,336
Pool# C01222 7.00%, 09/01/31	1,320	1,490
Pool# G01311 7.00%, 09/01/31	12,677	15,228
Pool# G01315 7.00%, 09/01/31	464	553
Pool# C58647 7.00%, 10/01/31	244	249
Pool# C58694 7.00%, 10/01/31	4,964	5,680
Pool# C60012 7.00%, 11/01/31	648	680
Pool# C61298 8.00%, 11/01/31	2,147	2,219
Pool# C61105 7.00%, 12/01/31	4,567	4,904

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C01305 7.50%, 12/01/31	$943	$1,084
Pool# C62218 7.00%, 01/01/32	2,081	2,131
Pool# C63171 7.00%, 01/01/32	6,418	7,448
Pool# C64121 7.50%, 02/01/32	1,607	1,666
Pool# C01345 7.00%, 04/01/32	7,498	8,933
Pool# G01391 7.00%, 04/01/32	21,325	25,234
Pool# C65717 7.50%, 04/01/32	3,409	3,509
Pool# C01370 8.00%, 04/01/32	3,015	3,598
Pool# C66916 7.00%, 05/01/32	14,210	16,397
Pool# C67235 7.00%, 05/01/32	8,898	9,633
Pool# C01381 8.00%, 05/01/32	13,336	15,910
Pool# C68290 7.00%, 06/01/32	3,105	3,568
Pool# C68300 7.00%, 06/01/32	9,404	10,768
Pool# G01449 7.00%, 07/01/32	14,313	17,078
Pool# C68988 7.50%, 07/01/32	2,474	2,484
Pool# C69908 7.00%, 08/01/32	20,506	23,199
Pool# C70211 7.00%, 08/01/32	10,074	10,485
Pool# C91558 3.50%, 09/01/32	220,035	232,837
Pool# G01536 7.00%, 03/01/33	14,609	17,628
Pool# G30642 3.00%, 05/01/33	130,429	136,148
Pool# G30646 3.00%, 05/01/33	295,009	307,110
Pool# K90535 3.00%, 05/01/33	59,083	61,728
Pool# A16419 6.50%, 11/01/33	12,582	14,331
Pool# A16522 6.50%, 12/01/33	38,879	46,923
Pool# C01806 7.00%,01/01/34	9,784	10,376
Pool# A21356 6.50%,04/01/34	51,368	59,840

25

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C01851 6.50%, 04/01/34	$38,864	$46,844
Pool# A22067 6.50%, 05/01/34	47,738	54,372
Pool# A24301 6.50%, 05/01/34	66,433	75,666
Pool# A24988 6.50%, 07/01/34	9,142	10,413
Pool# G01741 6.50%, 10/01/34	16,092	19,340
Pool# G08023 6.50%, 11/01/34	32,336	37,398
Pool# A33137 6.50%, 01/01/35	9,263	10,551
Pool# G08064 6.50%, 04/01/35	12,960	15,095
Pool# G01947 7.00%, 05/01/35	18,088	21,826
Pool# G08088 6.50%, 10/01/35	118,903	144,417
Pool# A39759 5.50%, 11/01/35	20,295	22,779
Pool# A40376 5.50%, 12/01/35	13,092	14,646
Pool# A42305 5.50%, 01/01/36	42,714	48,055
Pool# A41548 7.00%, 01/01/36	14,274	15,317
Pool# G08111 5.50%, 02/01/36	50,252	56,468
Pool# A43861 5.50%, 03/01/36	80,594	90,095
Pool# A43886 5.50%, 03/01/36	484,872	556,563
Pool# G08116 5.50%, 03/01/36	50,000	56,242
Pool# A43534 6.50%, 03/01/36	15,899	18,108
Pool# A48735 5.50%, 05/01/36	15,345	17,063
Pool# G08136 6.50%, 06/01/36	19,289	22,862
Pool# A53039 6.50%, 10/01/36	99,006	112,765
Pool# A53219 6.50%, 10/01/36	12,247	13,949
Pool# A57803 6.50%, 02/01/37	103,983	118,434
Pool# A66192 6.50%, 09/01/37	8,160	9,294
Pool# G04251 6.50%, 04/01/38	11,062	12,600

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A79540 6.50%, 07/01/38	$12,899	$14,692
Pool# G04569 6.50%, 08/01/38	10,968	12,684
Pool# A82297 6.50%, 10/01/38	20,726	23,607
Pool# A83464 6.50%, 11/01/38	12,203	13,899
Pool# A84168 6.50%, 01/01/39	6,843	7,794
Pool# A84252 6.50%, 01/01/39	29,360	34,165
Pool# A84287 6.50%, 01/01/39	24,931	28,396
Pool# G05535 4.50%, 07/01/39	1,623,510	1,771,709
Pool# A91165 5.00%, 02/01/40	3,001,893	3,315,775
Pool# G60342 4.50%, 05/01/42	320,084	349,253
Pool# G60195 4.00%, 06/01/42	746,808	799,324
Pool# G07158 3.50%, 10/01/42	486,811	510,686
Pool# G07163 3.50%, 10/01/42	215,643	226,818
Pool# Q11532 3.50%, 10/01/42	159,866	167,739
Pool# Q12051 3.50%, 10/01/42	269,756	283,041
Pool# C09020 3.50%, 11/01/42	918,098	963,408
Pool# G07264 3.50%, 12/01/42	470,520	493,630
Pool# Q14292 3.50%, 01/01/43	85,585	90,055
Pool# Q14881 3.50%, 01/01/43	95,153	99,811
Pool# Q15774 3.00%, 02/01/43	1,492,191	1,531,375
Pool# Q15884 3.00%, 02/01/43	850,903	873,291
Pool# V80002 2.50%, 04/01/43	412,081	409,185
Pool# G08528 3.00%, 04/01/43	4,283,821	4,396,310
Pool# Q16915 3.00%, 04/01/43	773,349	795,368
Pool# Q17675 3.50%, 04/01/43	436,033	457,815
Pool# Q18523 3.50%, 05/01/43	1,449,287	1,520,216

26

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G08534 3.00%, 06/01/43	$1,086,160	$1,114,571
Pool# Q18751 3.50%, 06/01/43	1,833,107	1,922,246
Pool# G07410 3.50%, 07/01/43	156,233	165,131
Pool# G07459 3.50%, 08/01/43	820,310	860,154
Pool# G60038 3.50%, 01/01/44	1,201,926	1,260,867
Pool# Q26869 4.00%, 06/01/44	1,465,305	1,575,638
Pool# Q28607 3.50%, 09/01/44	234,335	246,449
Pool# G08623 3.50%, 01/01/45	163,859	171,787
Pool# G08632 3.50%, 03/01/45	1,087,925	1,140,562
Pool# Q34165 4.00%, 06/01/45	410,475	438,807
Pool# Q34167 4.00%, 06/01/45	979,243	1,047,585
Pool# G08660 4.00%, 08/01/45	1,773,882	1,896,234
Pool# Q35617 4.00%, 08/01/45	2,498,208	2,672,559
Pool# V81873 4.00%, 08/01/45	68,752	73,491
Pool# G08669 4.00%, 09/01/45	153,880	164,307
Pool# G08672 4.00%, 10/01/45	73,665	78,749
Pool# G08675 3.00%, 11/01/45	146,055	149,778
Pool# G08676 3.50%, 11/01/45	1,984,341	2,080,349
Pool# G08677 4.00%, 11/01/45	265,674	284,012
Pool# G08680 3.00%, 12/01/45	368,533	377,927
Pool# Q37723 3.00%, 12/01/45	51,371	52,680
Pool# Q37731 3.00%, 12/01/45	60,522	62,065
Pool# G08681 3.50%, 12/01/45	567,964	595,444
Pool# Q37702 3.50%, 12/01/45	296,016	310,338
Pool# G08682 4.00%, 12/01/45	82,464	88,156
Pool# G08687 3.50%, 01/01/46	55,488	58,172

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# Q38357 4.00%, 01/01/46	$24,507	$26,198
Pool# Q38602 3.50%, 02/01/46	70,285	73,686
Pool# Q39434 3.50%, 03/01/46	86,358	90,537
Pool# Q39378 4.50%, 03/01/46	60,056	65,676
Pool# G08702 3.50%, 04/01/46	850,000	891,126
Federal Home Loan Mortgage Corp. Gold Pool TBA
2.50%, 05/15/31	2,425,000	2,493,203
3.00%, 05/15/31	175,000	183,012
3.50%, 05/15/31	500,000	528,359
3.00%, 05/15/46	688,000	704,878
3.50%, 05/15/46	1,697,000	1,777,508
4.00%, 05/15/46	965,000	1,030,439
4.50%, 05/15/46	2,520,000	2,740,645
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.33%, 07/01/41 (a)	252,056	264,784
Pool# 2B0108 2.55%, 01/01/42 (a)	21,558	22,603
Federal National Mortgage Association Pool
Pool# 969977 5.00%, 05/01/23	306,625	319,287
Pool# 990972 6.00%, 09/01/23	21,558	22,661
Pool# AA2549 4.00%, 04/01/24	162,064	172,761
Pool# 935348 5.50%, 06/01/24	47,121	50,544
Pool# AC1374 4.00%, 08/01/24	172,410	182,649
Pool# AC1529 4.50%, 09/01/24	75,965	81,637
Pool# AD0244 4.50%, 10/01/24	56,408	60,460
Pool# AD4089 4.50%, 05/01/25	480,470	507,703
Pool# 890216 4.50%, 07/01/25	104,943	112,900
Pool# AH1361 3.50%, 12/01/25	315,262	334,661
Pool# AH1518 3.50%, 12/01/25	178,106	188,541
Pool# AE6384 4.00%, 01/01/26	30,678	32,761
Pool# AL0298 4.00%, 05/01/26	460,345	492,638
Pool# AB4277 3.00%, 01/01/27	1,315,367	1,377,507

27

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AP4746 3.00%, 08/01/27	$217,797	$228,552
Pool# AP4640 3.00%, 09/01/27	134,201	140,829
Pool# AP7855 3.00%, 09/01/27	1,231,761	1,292,627
Pool# AB6886 3.00%, 11/01/27	113,459	119,059
Pool# AB6887 3.00%, 11/01/27	233,093	244,616
Pool# AQ3758 3.00%, 11/01/27	149,647	157,056
Pool# AQ4532 3.00%, 11/01/27	179,309	188,179
Pool# AQ5096 3.00%, 11/01/27	301,710	316,605
Pool# AQ7406 3.00%, 11/01/27	125,197	131,400
Pool# AQ2884 3.00%, 12/01/27	128,023	134,357
Pool# AS0487 2.50%, 09/01/28	462,436	477,994
Pool# 930998 4.50%, 04/01/29	85,338	92,824
Pool# MA0243 5.00%, 11/01/29	36,737	40,623
Pool# MA0268 5.00%, 12/01/29	29,488	32,599
Pool# AX7727 2.50%, 03/01/30	776,105	798,437
Pool# AB1038 5.00%, 05/01/30	48,113	53,201
Pool# AD5655 5.00%, 05/01/30	76,819	84,942
Pool# MA0443 5.00%, 05/01/30	48,464	53,590
Pool# AS5412 2.50%, 07/01/30	103,003	105,967
Pool# AS5420 3.00%, 07/01/30	150,150	157,344
Pool# AL7152 3.50%, 07/01/30	1,064,567	1,132,623
Pool# AS5702 2.50%, 08/01/30	778,271	800,665
Pool# AZ4898 2.50%, 08/01/30	539,153	554,667
Pool# AS5560 3.00%, 08/01/30	217,160	227,014
Pool# AS5717 3.00%, 08/01/30	172,667	180,502
Pool# AY8448 3.00%, 08/01/30	479,302	501,052

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AZ2953 3.00%, 09/01/30	$617,826	$645,862
Pool# AZ5718 3.00%, 09/01/30	684,214	715,262
Pool# MA0559 5.00%, 09/01/30	16,837	18,618
Pool# AS6060 3.00%, 10/01/30	753,603	787,801
Pool# AZ9234 3.50%, 10/01/30	62,049	65,655
Pool# AS6272 2.50%, 12/01/30	144,114	148,260
Pool# AH1515 4.00%, 12/01/30	614,954	662,441
Pool# AD0716 6.50%, 12/01/30	427,531	499,855
Pool# BA6532 2.50%, 01/01/31	121,095	124,579
Pool# MA0641 4.00%, 02/01/31	660,237	711,226
Pool# 560868 7.50%, 02/01/31	554	566
Pool# BC5968 2.50%, 04/01/31	175,000	180,035
Pool# 607212 7.50%, 10/01/31	9,128	10,496
Pool# 607632 6.50%, 11/01/31	97	111
Pool# MA1029 3.50%, 04/01/32	530,450	561,248
Pool# MA1107 3.50%, 07/01/32	143,565	151,903
Pool# MA1166 3.50%, 09/01/32	833,364	881,675
Pool# 661664 7.50%, 09/01/32	12,755	13,103
Pool# 656559 6.50%, 02/01/33	27,891	31,978
Pool# 694846 6.50%, 04/01/33	11,510	13,197
Pool# AB9300 3.00%, 05/01/33	122,905	128,326
Pool# AB9402 3.00%, 05/01/33	340,672	355,488
Pool# AB9403 3.00%, 05/01/33	132,365	138,244
Pool# 254767 5.50%, 06/01/33	988,826	1,117,243
Pool# MA1527 3.00%, 08/01/33	703,036	733,181
Pool# 750229 6.50%, 10/01/33	32,270	36,999

28

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# 725228 6.00%, 03/01/34	$1,045,548	$1,210,650
Pool# 725424 5.50%, 04/01/34	1,136,027	1,284,729
Pool# 788027 6.50%, 09/01/34	18,691	21,430
Pool# 735141 5.50%, 01/01/35	588,022	665,284
Pool# 735227 5.50%, 02/01/35	658,058	743,544
Pool# AL4260 5.50%, 09/01/36	80,212	90,665
Pool# 310104 5.50%, 08/01/37	629,919	712,485
Pool# 955194 7.00%, 11/01/37	443,926	551,768
Pool# AC9890 2.36%, 04/01/40 (a)	1,172,044	1,220,543
Pool# AD8536 5.00%, 08/01/40	2,593,848	2,876,783
Pool# AB1735 3.50%, 11/01/40	19,180	20,175
Pool# 932888 3.50%, 01/01/41	192,962	204,500
Pool# 932891 3.50%, 01/01/41	32,655	34,528
Pool# AB2067 3.50%, 01/01/41	655,948	692,550
Pool# AB2068 3.50%, 01/01/41	364,614	383,616
Pool# AL6521 5.00%, 04/01/41	1,479,465	1,656,558
Pool# AL0390 5.00%, 05/01/41	614,957	682,126
Pool# AL5863 4.50%, 06/01/41	1,001,627	1,097,033
Pool# AJ1249 3.31%, 09/01/41 (a)	333,422	346,379
Pool# AI9920 4.00%, 09/01/41	21,383	22,914
Pool# AI9851 4.50%, 09/01/41	97,839	106,750
Pool# AL0761 5.00%, 09/01/41	1,119,832	1,247,465
Pool# AJ5431 4.50%, 10/01/41	195,078	212,813
Pool# AL0933 5.00%, 10/01/41	236,570	262,736
Pool# AJ4861 4.00%, 12/01/41	351,633	376,805
Pool# AL1437 2.75%, 01/01/42 (a)	162,950	169,144

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AX5297 5.00%, 01/01/42	$50,891	$56,440
Pool# AK0714 2.43%, 02/01/42 (a)	36,524	38,376
Pool# AW8167 3.50%, 02/01/42	890,982	935,224
Pool# AB5185 3.50%, 05/01/42	611,834	642,344
Pool# AO3575 4.50%, 05/01/42	65,467	71,246
Pool# 890621 5.00%, 05/01/42	164,341	182,454
Pool# AO4647 3.50%, 06/01/42	987,161	1,036,297
Pool# AO8036 4.50%, 07/01/42	1,566,287	1,706,158
Pool# AP1961 2.48%, 08/01/42 (a)	247,493	254,886
Pool# AP2092 4.50%, 08/01/42	46,571	50,682
Pool# AP6579 3.50%, 09/01/42	1,180,396	1,239,260
Pool# AP6756 4.00%, 09/01/42	23,121	24,702
Pool# AP7489 4.00%, 09/01/42	761,342	814,836
Pool# AB6524 3.50%, 10/01/42	2,010,323	2,110,576
Pool# AB7074 3.00%, 11/01/42	1,522,176	1,564,051
Pool# AB6786 3.50%, 11/01/42	720,010	755,917
Pool# AL2677 3.50%, 11/01/42	290,876	306,506
Pool# AB7362 3.00%, 12/01/42	827,844	850,563
Pool# MA1273 3.50%, 12/01/42	488,058	512,398
Pool# AR4210 3.50%, 01/01/43	370,253	388,713
Pool# AB7779 3.00%, 02/01/43	530,302	544,874
Pool# AB9188 3.00%, 04/01/43	257,253	264,303
Pool# AR8213 3.50%, 04/01/43	426,107	448,196
Pool# AB9236 3.00%, 05/01/43	160,971	165,896
Pool# AB9237 3.00%, 05/01/43	701,580	722,004
Pool# AB9238 3.00%, 05/01/43	982,594	1,010,227

29

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AT4137 3.00%, 05/01/43	$474,658	$487,606
Pool# AB9362 3.50%, 05/01/43	773,139	815,738
Pool# AT4145 3.00%, 06/01/43	356,525	366,553
Pool# AT5897 3.00%, 06/01/43	382,290	392,756
Pool# AB9814 3.00%, 07/01/43	973,606	1,000,987
Pool# AR7426 3.00%, 07/01/43	1,052,386	1,081,170
Pool# AS0021 3.00%, 07/01/43	3,298,521	3,388,740
Pool# AS0044 3.00%, 07/01/43	1,065,598	1,094,717
Pool# AU1628 3.00%, 07/01/43	2,552,653	2,622,472
Pool# AS0203 3.00%, 08/01/43	414,770	426,427
Pool# AS0255 4.50%, 08/01/43	377,130	411,347
Pool# AU4959 3.00%, 10/01/43	276,531	283,715
Pool# AU9550 3.00%, 10/01/43	871,749	895,527
Pool# AL6951 3.50%, 10/01/43	712,472	747,925
Pool# AS2037 4.50%, 03/01/44	368,556	401,987
Pool# AS2276 4.50%, 04/01/44	704,594	768,527
Pool# AS3161 4.00%, 08/01/44	1,008,868	1,079,282
Pool# BC5090 4.00%, 10/01/44	147,711	158,103
Pool# AS3655 4.50%, 10/01/44	1,582,807	1,729,824
Pool# AS3946 4.00%, 12/01/44	951,135	1,026,015
Pool# AS4375 4.00%, 02/01/45	341,044	370,217
Pool# AS4418 4.00%, 02/01/45	511,728	555,498
Pool# AX9524 4.00%, 02/01/45	703,580	764,306
Pool# AY1312 3.50%, 03/01/45	1,479,321	1,562,057
Pool# AS4921 3.50%, 05/01/45	990,858	1,042,616
Pool# AS5012 4.00%, 05/01/45	932,654	1,012,090

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# AL6928 4.00%, 06/01/45	$1,090	$1,172
Pool# AS5386 4.00%, 07/01/45	1,434,886	1,535,656
Pool# AZ2323 4.00%, 07/01/45	506,803	543,685
Pool# AS5696 3.50%, 08/01/45	938,521	983,846
Pool# AS5666 4.00%, 08/01/45	836,294	893,594
Pool# AS5668 4.00%, 08/01/45	875,992	937,513
Pool# AZ5682 4.00%, 08/01/45	424,300	455,179
Pool# AS5776 4.00%, 09/01/45	1,311,251	1,401,529
Pool# AZ2947 4.00%, 09/01/45	711,629	760,623
Pool# MA2436 4.50%, 10/01/45	151,505	165,632
Pool# BA2164 3.00%, 11/01/45	142,744	146,452
Pool# AS6213 4.00%, 11/01/45	64,973	69,586
Pool# AS6282 3.50%, 12/01/45	1,563,105	1,644,511
Pool# AS6311 3.50%, 12/01/45	1,275,541	1,337,142
Pool# BA6247 3.50%, 12/01/45	81,626	85,568
Pool# BC0326 3.50%, 12/01/45	294,521	308,745
Pool# MA2495 3.50%, 01/01/46	199,033	208,645
Pool# AS6527 4.00%, 01/01/46	219,383	234,487
Pool# BC0727 3.50%, 02/01/46	274,145	287,385
Pool# BC2667 4.00%, 02/01/46	76,504	81,770
Pool# AS6763 3.50%, 03/01/46	3,057,740	3,205,411
Pool# BA4018 3.50%, 03/01/46	623,592	653,707
Pool# BC0307 3.50%, 03/01/46	1,321,613	1,385,439
Pool# AS6796 4.00%, 03/01/46	205,158	219,531
Pool# AS6848 4.00%, 03/01/46	309,238	331,186
Pool# BA6972 4.00%, 03/01/46	111,268	119,166

30

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Federal National Mortgage Association Pool (continued)
Pool# BC2493 4.00%, 03/01/46	$82,293	$87,927
Pool# AS7043 3.50%, 04/01/46	2,747,054	2,879,721
Pool# AS7077 3.50%, 04/01/46	700,000	733,805
Pool# BC0825 3.50%, 04/01/46	450,000	471,732
Pool# BC4991 3.50%, 04/01/46	250,000	262,074
Pool# MA2578 3.50%, 04/01/46	274,497	287,754
Pool# AS6996 4.00%, 04/01/46	1,216,792	1,303,153
Pool# AS7026 4.00%, 04/01/46	355,333	380,552
Pool# BC1809 3.50%, 05/01/46	200,000	209,659
Pool# AS7108 4.00%, 05/01/46	1,025,000	1,097,748
Federal National Mortgage Association Pool TBA
2.50%, 05/25/31	4,557,000	4,683,118
3.50%, 05/25/31	746,000	788,720
4.00%, 05/25/31	224,000	233,304
3.00%, 05/25/46	50,000	51,256
4.00%, 05/25/46	2,176,000	2,324,537
4.50%, 05/25/46	85,000	92,547
5.00%, 05/25/46	94,000	104,035
5.50%, 05/25/46	23,000	25,757
4.50%, 06/25/46	500,000	543,926
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	292	297
Pool# 376510 7.00%, 05/15/24	1,217	1,330
Pool# 457801 7.00%, 08/15/28	2,337	2,594
Pool# 486936 6.50%, 02/15/29	1,563	1,824
Pool# 502969 6.00%, 03/15/29	4,748	5,370
Pool# 487053 7.00%, 03/15/29	2,011	2,275
Pool# 781014 6.00%, 04/15/29	3,911	4,522
Pool# 509099 7.00%, 06/15/29	2,693	2,783
Pool# 470643 7.00%, 07/15/29	10,592	11,327
Pool# 434505 7.50%, 08/15/29	112	126
Pool# 416538 7.00%, 10/15/29	203	203

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 524269 8.00%, 11/15/29	$5,560	$5,651
Pool# 781124 7.00%, 12/15/29	10,391	12,691
Pool# 507396 7.50%, 09/15/30	35,890	38,052
Pool# 531352 7.50%, 09/15/30	3,267	3,527
Pool# 536334 7.50%, 10/15/30	148	153
Pool# 540659 7.00%, 01/15/31	677	691
Pool# 486019 7.50%, 01/15/31	1,493	1,711
Pool# 535388 7.50%, 01/15/31	465	478
Pool# 537406 7.50%, 02/15/31	332	338
Pool# 528589 6.50%, 03/15/31	27,391	31,353
Pool# 508473 7.50%, 04/15/31	4,726	5,365
Pool# 544470 8.00%, 04/15/31	2,346	2,380
Pool# 781287 7.00%, 05/15/31	5,051	6,196
Pool# 549742 7.00%, 07/15/31	2,184	2,246
Pool# 781319 7.00%, 07/15/31	1,555	1,889
Pool# 485879 7.00%, 08/15/31	7,285	8,159
Pool# 572554 6.50%, 09/15/31	37,302	42,697
Pool# 555125 7.00%, 09/15/31	600	611
Pool# 781328 7.00%, 09/15/31	4,922	6,019
Pool# 550991 6.50%, 10/15/31	930	1,065
Pool# 571267 7.00%, 10/15/31	914	1,057
Pool# 574837 7.50%, 11/15/31	1,824	1,881
Pool# 555171 6.50%, 12/15/31	1,049	1,203
Pool# 781380 7.50%, 12/15/31	1,489	1,837
Pool# 781481 7.50%, 01/15/32	7,663	9,524
Pool# 580972 6.50%, 02/15/32	154	176

31

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 781401 7.50%, 02/15/32	$4,165	$5,241
Pool# 781916 6.50%, 03/15/32	81,953	97,527
Pool# 552474 7.00%, 03/15/32	5,197	5,887
Pool# 781478 7.50%, 03/15/32	2,859	3,559
Pool# 781429 8.00%, 03/15/32	4,773	6,014
Pool# 781431 7.00%, 04/15/32	18,258	22,569
Pool# 568715 7.00%, 05/15/32	33,042	34,915
Pool# 552616 7.00%, 06/15/32	32,817	37,746
Pool# 570022 7.00%, 07/15/32	19,971	23,221
Pool# 595077 6.00%, 10/15/32	8,828	10,173
Pool# 596657 7.00%, 10/15/32	3,600	3,746
Pool# 552903 6.50%, 11/15/32	137,212	157,732
Pool# 552952 6.00%, 12/15/32	10,318	11,805
Pool# 588192 6.00%, 02/15/33	7,330	8,455
Pool# 602102 6.00%, 02/15/33	12,282	13,853
Pool# 553144 5.50%, 04/15/33	35,419	40,534
Pool# 604243 6.00%, 04/15/33	15,411	17,729
Pool# 611526 6.00%, 05/15/33	6,989	7,880
Pool# 553320 6.00%, 06/15/33	33,770	39,065
Pool# 573916 6.00%, 11/15/33	27,490	31,002
Pool# 604788 6.50%, 11/15/33	87,543	100,204
Pool# 604875 6.00%, 12/15/33	34,777	39,536
Pool# 781688 6.00%, 12/15/33	46,160	53,398
Pool# 781690 6.00%, 12/15/33	18,122	20,926
Pool# 781699 7.00%, 12/15/33	7,921	9,478
Pool# 621856 6.00%, 01/15/34	26,962	30,414

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 564799 6.00%, 03/15/34	$75,289	$87,034
Pool# 630038 6.50%, 08/15/34	68,691	78,626
Pool# 781804 6.00%, 09/15/34	50,672	58,524
Pool# 781847 6.00%, 12/15/34	41,925	48,311
Pool# 486921 5.50%, 02/15/35	16,119	18,326
Pool# 781902 6.00%, 02/15/35	42,988	48,673
Pool# 649510 5.50%, 10/15/35	227,190	257,152
Pool# 649513 5.50%, 10/15/35	437,374	491,169
Pool# 652207 5.50%, 03/15/36	98,904	110,457
Pool# 652539 5.00%, 05/15/36	21,808	24,055
Pool# 655519 5.00%, 05/15/36	38,832	42,852
Pool# 606308 5.50%, 05/15/36	37,301	42,072
Pool# 606314 5.50%, 05/15/36	9,726	10,874
Pool# 656666 6.00%, 06/15/36	67,651	77,473
Pool# 657912 6.50%, 08/15/36	5,399	6,180
Pool# 704630 5.50%, 07/15/39	67,237	75,327
Pool# 742235 4.00%, 12/15/40	134,818	144,873
Pool# 755655 4.00%, 12/15/40	88,563	96,498
Pool# 755656 4.00%, 12/15/40	123,386	134,846
Pool# 756631 4.00%, 12/15/40	36,469	39,837
Pool# 757038 4.00%, 12/15/40	300,416	328,351
Pool# 757039 4.00%, 12/15/40	425,961	463,941
Pool# 757043 4.00%, 12/15/40	70,671	77,246
Pool# 757044 4.00%, 12/15/40	122,165	131,872
Pool# 690662 4.00%, 01/15/41	100,439	109,373
Pool# 719486 4.00%, 01/15/41	63,662	68,870

32

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association I Pool (continued)
Pool# 742244 4.00%, 01/15/41	$322,792	$351,453
Pool# 753826 4.00%, 01/15/41	107,999	117,603
Pool# 755959 4.00%, 01/15/41	261,538	285,821
Pool# 757555 4.00%, 02/15/41	51,845	56,641
Pool# 757557 4.00%, 02/15/41	72,555	79,047
Pool# AA6307 3.50%, 04/15/43	443,911	470,264
Pool# AB3946 3.50%, 04/15/43	181,528	191,770
Pool# AD6012 3.50%, 04/15/43	484,323	513,107
Pool# AD7471 3.50%, 04/15/43	523,778	554,898
Pool# AD7472 3.50%, 04/15/43	273,953	290,756
Pool# AD9472 3.50%, 04/15/43	259,677	275,613
Pool# AA6403 3.00%, 05/15/43	1,212,842	1,258,221
Government National Mortgage Association I Pool TBA
3.00%, 05/15/46	500,000	516,982
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	306,695	341,272
Pool# G24559 5.00%, 10/20/39	546,528	607,209
Pool# G24715 5.00%, 06/20/40	525,344	583,344
Pool# G24747 5.00%, 07/20/40	297,565	330,477
Pool# G24771 4.50%, 08/20/40	906,282	985,884
Pool# G24834 4.50%, 10/20/40	2,219,191	2,414,408
Pool# 737727 4.00%, 12/20/40	1,394,380	1,514,888
Pool# 737730 4.00%, 12/20/40	409,496	444,953
Pool# G24923 4.50%, 01/20/41	320,194	348,326
Pool# G24978 4.50%, 03/20/41	49,937	54,324
Pool# G25017 4.50%, 04/20/41	571,256	621,435
Pool# G25082 4.50%, 06/20/41	931,306	1,013,115

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association II Pool (continued)
Pool# G25175 4.50%, 09/20/41	$647,169	$704,019
Pool# G2675523 3.50%, 03/20/42	581,027	616,132
Pool# G2MA0392 3.50%, 09/20/42	2,171,211	2,300,390
Pool# G2MA0534 3.50%, 11/20/42	1,222,365	1,295,092
Pool# G2MA0852 3.50%, 03/20/43	1,356,042	1,436,621
Pool# G2MA0934 3.50%, 04/20/43	1,620,179	1,716,205
Pool# G2AF1001 3.50%, 06/20/43	404,887	430,556
Pool# G2 MA1376 4.00%, 10/20/43	1,564,836	1,671,882
Pool# G2 MA2372 4.00%, 11/20/44	3,582,158	3,825,914
Pool# G2 MA2824 2.50%, 05/20/45	528,476	529,787
Pool# G2 MA2891 3.00%, 06/20/45	3,164,279	3,281,844
Pool# G2 MA3034 3.50%, 08/20/45	408,882	432,334
Pool# G2 AO1099 3.50%, 09/20/45	27,688	29,389
Pool# G2 AO1103 3.50%, 09/20/45	816,338	866,505
Pool# G2 MA3105 3.50%, 09/20/45	1,068,603	1,129,895
Pool# G2 MA3173 3.50%, 10/20/45	24,995	26,430
Pool# G2 MA3174 4.00%, 10/20/45	4,905,383	5,243,370
Pool# G2 MA3243 3.00%, 11/20/45	290,355	301,143
Pool# G2 MA3244 3.50%, 11/20/45	487,933	516,000
Pool# G2 MA3309 3.00%, 12/20/45	583,492	605,171
Pool# G2 MA3310 3.50%, 12/20/45	359,040	379,749
Pool# G2 MA3376 3.50%, 01/20/46	1,371,419	1,450,587
Pool# G2 MA3454 3.50%, 02/20/46	3,038,603	3,213,703
Pool# G2 MA3521 3.50%, 03/20/46	138,209	146,173
Government National Mortgage Association II Pool TBA
3.00%, 05/15/46	7,077,000	7,328,013
3.50%, 05/15/46	6,139,000	6,484,079

33

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value

Government National Mortgage Association II Pool TBA (continued)
4.00%, 05/15/46	$25,000	$26,681
5.00%, 05/15/46	975,000	1,055,933

Total U.S. Government Mortgage Backed Agencies (cost $237,858,702)		241,969,944

U.S. Government Sponsored & Agency Obligations 3.2%
Federal Home Loan Banks
4.88%, 05/17/17	605,000	631,162
5.50%, 07/15/36	300,000	411,677
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17	1,200,000	1,204,054
0.88%, 03/07/18	4,000,000	4,003,528
1.20%, 10/29/18	1,500,000	1,498,865
3.75%, 03/27/19	1,475,000	1,591,144
1.38%, 05/01/20	1,500,000	1,509,267
2.38%, 01/13/22	1,000,000	1,045,432
6.75%, 09/15/29	388,000	574,472
6.75%, 03/15/31	400,000	598,901
6.25%, 07/15/32	365,000	531,186
Federal National Mortgage Association
5.38%, 06/12/17	1,805,000	1,898,398
0.88%, 12/20/17	2,500,000	2,502,805
0.88%, 05/21/18	714,000	714,772
1.50%, 06/22/20	1,000,000	1,010,098
6.25%, 05/15/29	500,000	711,830
Financing Corp. (FICO) 9.80%, 11/30/17	12,000	13,674
Tennessee Valley Authority
6.25%, 12/15/17	35,000	37,972
4.50%, 04/01/18	1,865,000	1,993,732
4.88%, 01/15/48	300,000	354,064
U.S. Treasury Notes
1.00%, 03/15/19	3,000,000	3,007,617
1.25%, 03/31/21	2,000,000	1,996,954

Total U.S. Government Sponsored & Agency Obligations (cost $26,856,690)		27,841,604

U.S. Treasury Bonds 6.8%
U.S. Treasury Bonds
8.13%, 08/15/19	1,500,000	1,844,766
8.50%, 02/15/20	700,000	893,019
8.13%, 05/15/21	3,800,000	5,064,093
6.25%, 08/15/23	869,000	1,148,065
4.75%, 02/15/37	1,500,000	2,104,218
4.50%, 08/15/39	185,000	251,528
4.38%, 11/15/39	280,000	374,106
4.38%, 05/15/40	550,000	735,131

U.S. Treasury Bonds (continued)

	Principal Amount	Market Value

U.S. Treasury Bonds (continued)
3.88%, 08/15/40	$600,000	$746,602
4.25%, 11/15/40	500,000	657,148
4.75%, 02/15/41	2,500,000	3,525,097
4.38%, 05/15/41	1,000,000	1,339,609
3.75%, 08/15/41	2,500,000	3,055,957
3.13%, 11/15/41	4,800,000	5,294,438
3.00%, 05/15/42	1,000,000	1,076,406
3.13%, 02/15/43	1,000,000	1,098,867
2.88%, 05/15/43	2,250,000	2,353,361
3.63%, 08/15/43	2,000,000	2,408,124
3.75%, 11/15/43	1,850,000	2,278,101
3.63%, 02/15/44	1,000,000	1,202,852
3.38%, 05/15/44	1,700,000	1,953,871
3.13%, 08/15/44	2,400,000	2,632,594
3.00%, 11/15/44	8,000,000	8,562,184
3.00%, 05/15/45	800,000	855,906
2.88%, 08/15/45	1,750,000	1,825,947
3.00%, 11/15/45	3,200,000	3,424,250
2.50%, 02/15/46	2,000,000	1,932,578

Total U.S. Treasury Bonds (cost $53,419,894)		58,638,818

U.S. Treasury Notes 29.1%
U.S. Treasury Notes
4.50%, 05/15/17	1,595,000	1,658,239
0.63%, 05/31/17	2,000,000	1,999,688
2.75%, 05/31/17	4,335,000	4,432,030
0.75%, 06/30/17	1,090,000	1,091,235
2.50%, 06/30/17	2,360,000	2,409,690
0.63%, 08/31/17	5,000,000	4,996,485
1.88%, 09/30/17	1,500,000	1,524,961
0.88%, 10/15/17	3,000,000	3,007,851
0.75%, 10/31/17	7,000,000	7,004,375
1.88%, 10/31/17	1,800,000	1,831,149
0.88%, 11/15/17	3,500,000	3,508,613
4.25%, 11/15/17	6,415,000	6,760,307
0.75%, 12/31/17	2,000,000	2,000,234
0.88%, 01/31/18	3,500,000	3,507,795
1.00%, 02/15/18	9,000,000	9,039,024
0.75%, 02/28/18	6,200,000	6,199,275
2.75%, 02/28/18	1,000,000	1,036,016
1.00%, 03/15/18	1,000,000	1,004,336
2.88%, 03/31/18	2,000,000	2,079,922
0.63%, 04/30/18	3,000,000	2,990,391
1.00%, 05/31/18	2,500,000	2,510,058
1.38%, 06/30/18	1,200,000	1,214,719
1.00%, 09/15/18	4,000,000	4,014,844
1.25%, 11/30/18	2,000,000	2,019,532
1.50%, 12/31/18	2,000,000	2,033,046
1.13%, 01/15/19	4,500,000	4,528,300
1.38%, 02/28/19	5,000,000	5,066,015

34

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Treasury Notes (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
1.50%, 02/28/19	$5,000,000	$5,083,595
1.50%, 03/31/19	2,000,000	2,034,140
1.13%, 05/31/19	2,000,000	2,011,094
1.50%, 05/31/19	1,000,000	1,016,719
1.00%, 06/30/19	1,000,000	1,001,250
1.63%, 06/30/19	2,000,000	2,041,328
1.00%, 08/31/19	2,000,000	2,000,312
1.63%, 08/31/19	2,500,000	2,550,977
1.75%, 09/30/19	3,000,000	3,073,008
3.38%, 11/15/19	2,370,000	2,561,636
1.50%, 11/30/19	12,000,000	12,184,692
1.13%, 12/31/19	4,000,000	4,006,092
1.63%, 12/31/19	1,500,000	1,529,296
3.63%, 02/15/20	2,610,000	2,856,319
1.25%, 02/29/20	2,100,000	2,110,418
1.38%, 02/29/20	6,000,000	6,056,484
1.38%, 03/31/20	2,500,000	2,522,655
1.13%, 04/30/20	1,500,000	1,498,946
3.50%, 05/15/20	2,000,000	2,184,062
1.50%, 05/31/20	4,500,000	4,558,536
2.63%, 08/15/20	2,925,000	3,097,414
1.38%, 08/31/20	1,000,000	1,006,953
1.75%, 10/31/20	5,700,000	5,825,132
2.63%, 11/15/20	2,360,000	2,502,615
1.63%, 11/30/20	2,000,000	2,034,844
1.75%, 12/31/20	8,000,000	8,176,872
3.63%, 02/15/21	2,500,000	2,771,777
1.13%, 02/28/21	4,000,000	3,974,220
3.13%, 05/15/21	750,000	816,445
2.13%, 06/30/21	300,000	311,836
2.25%, 07/31/21	1,200,000	1,254,797
1.88%, 11/30/21	2,600,000	2,666,017
1.50%, 01/31/22	5,000,000	5,016,795
2.00%, 02/15/22	1,500,000	1,547,813
1.75%, 03/31/22	4,000,000	4,063,592
1.75%, 04/30/22	2,000,000	2,030,782
1.75%, 05/15/22	2,000,000	2,030,156
2.13%, 06/30/22	1,500,000	1,554,609
2.00%, 07/31/22	1,500,000	1,543,125
1.63%, 08/15/22	1,200,000	1,208,531
1.88%, 08/31/22	7,000,000	7,146,286
2.00%, 11/30/22	2,200,000	2,259,640
2.13%, 12/31/22	1,000,000	1,035,039
1.75%, 01/31/23	1,500,000	1,515,937
1.50%, 02/28/23	2,000,000	1,988,282
1.50%, 03/31/23	2,500,000	2,483,887
2.50%, 08/15/23	3,800,000	4,033,491
2.75%, 11/15/23	3,000,000	3,238,476
2.75%, 02/15/24	1,500,000	1,619,062
2.50%, 05/15/24	500,000	530,235
2.25%, 11/15/24	3,160,000	3,286,030
2.00%, 02/15/25	3,645,000	3,713,202
2.13%, 05/15/25	4,600,000	4,729,913

U.S. Treasury Notes (continued)

	Principal Amount	Market Value

U.S. Treasury Notes (continued)
2.00%, 08/15/25	$4,700,000	$4,780,046
2.25%, 11/15/25	3,500,000	3,633,028

Total U.S. Treasury Notes (cost $247,534,772)		251,776,568

Yankee Dollars 0.3%
Banks 0.0%†
Bank of Montreal, 1.40%, 04/10/18	165,000	165,142
Westpac Banking Corp., 4.63%, 06/01/18	103,000	108,201

		273,343

Chemicals 0.1%
Agrium, Inc.
3.15%, 10/01/22	50,000	50,050
6.13%, 01/15/41	100,000	113,300
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	150,789

		314,139

Electric Utilities 0.0%†
Hydro Quebec, 8.40%, 01/15/22	153,000	201,678

Gas Utilities 0.0%†
TransCanada PipeLines Ltd., 5.85%, 03/15/36	150,000	164,806

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	65,628

Oil, Gas & Consumable Fuels 0.1%
Nexen, Inc.
5.88%, 03/10/35	92,000	100,491
6.40%, 05/15/37	250,000	287,748
Petro-Canada, 5.95%, 05/15/35	189,000	204,781
Statoil ASA, 6.80%, 01/15/28	225,000	285,359
Suncor Energy, Inc., 3.60%, 12/01/24	120,000	121,815

		1,000,194

Road & Rail 0.1%
Canadian National Railway Co. 6.90%, 07/15/28	168,000	233,476
6.20%, 06/01/36	64,000	85,414
Canadian Pacific Railway Co., 2.90%, 02/01/25	250,000	247,933

		566,823

35

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Yankee Dollars (continued)

	Principal Amount	Market Value

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	$100,000	$106,686

Total Yankee Dollars (cost $2,408,825)		2,693,297

Mutual Fund 0.0%†

	Shares

Money Market Fund 0.0%†
Fidelity Institutional Money Market Fund - Institutional Class, 0.37% (e)(f)	60,735	60,735

Total Mutual Fund (cost $60,735)		60,735

Repurchase Agreements 0.1%

	Principal Amount

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $247,360, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $252,302. (f)(g)	$247,355	247,355
Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $460,894, collateralized by U.S. Treasury Notes, ranging from 1.50% - 2.63%, maturing 05/31/20 - 12/31/22; total market value $470,101. (f)(g)	460,883	460,883

Total Repurchase Agreements (cost $708,238)		708,238

TBA Sale Commitments (0.1)%
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corp. Gold Pool TBA 2.50%, 05/15/46	(75,000)	(74,418)

TBA Sale Commitments (continued)

Principal Amount		Market Value

U.S. Government Mortgage Backed Agencies (continued)
Federal National Mortgage Association Pool TBA 3.00%, 05/25/31	$(340,402)	$(355,556)
3.50%, 05/25/46	(459,000)	(481,018)

Total TBA Sale Commitments (cost $(910,692))		(910,992)

Total Investments (cost $830,839,862) (h) — 99.1%		858,283,054
Other assets in excess of liabilities — 0.9%		8,158,703

NET ASSETS — 100.0%		$866,441,757

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2016. The maturity date represents the actual maturity date.

(b)	The security or a portion of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $755,742.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2016 was $3,422,501 which represents 0.40% of net assets.

(d)	Investment in affiliate.

(e)	Represents 7-day effective yield as of April 30, 2016.

(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2016 was $768,973.

(g)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(h)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services

AG	Stock Corporation

AGM	Assured Guaranty Municipal Corporation

ASA	Stock Corporation

BA	Limited

BV	Private Limited Liability Company

36

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

COP	Certificates of Participation

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

NATL	National Public Finance Guarantee Corporation

NV	Public Traded Company

PLC	Public Limited Company

PSF-GTD	Priority Solidarity Fund Guaranteed

RB	Revenue Bond

RE	Reinsured

REIT	Real Estate Investment Trust

SA	Stock Company

SAB	de CV Public Traded Company

SAU	Single Shareholder Corporation

SpA	Limited Share Company

TBA	To Be Announced

The accompanying notes are an integral part of these financial statements.

37

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund
Assets:
Investment in affiliate, at value (cost $43,854)	$76,313
Investments in non-affiliates, at value* (cost $830,998,462)	858,409,495
Repurchase agreements, at value (cost $708,238)	708,238

Total Investments, at value (total cost $831,750,554)	859,194,046

Cash	49,569,078
Interest receivable	5,046,532
Security lending income receivable	17,782
Receivable for investments sold	13,691,955
Receivable for capital shares issued	425,976
Reclaims receivable	632
Prepaid expenses	35,194

Total Assets	927,981,195

Liabilities:
Payable for investments purchased	58,426,297
Distributions payable	30,331
Payable for capital shares redeemed	1,105,293
TBA Sale Commitments (proceeds $910,692)	910,992
Payable upon return of securities loaned (Note 2)	768,973
Accrued expenses and other payables:
Investment advisory fees	136,902
Fund administration fees	25,530
Distribution fees	37,849
Administrative servicing fees	32,773
Accounting and transfer agent fees	7,996
Trustee fees	2,267
Custodian fees	7,235
Compliance program costs (Note 3)	471
Professional fees	35,620
Printing fees	8,274
Other	2,635

Total Liabilities	61,539,438

Net Assets	$866,441,757

Represented by:
Capital	$840,130,906
Accumulated distributions in excess of net investment income	(789,570)
Accumulated net realized losses from affiliated and non-affiliated investments	(342,771)
Net unrealized appreciation/(depreciation) from investment in affiliate	32,459
Net unrealized appreciation/(depreciation) from investments in non-affiliates	27,411,033
Net unrealized appreciation/(depreciation) from TBA Sale Commitments	(300)

Net Assets	$866,441,757

*	Includes value of securities on loan of $755,742 (Note 2).

38

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund
Net Assets:
Class A Shares	$178,118,813
Class C Shares	2,244,352
Institutional Class Shares	686,078,592

Total	$866,441,757

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	15,862,548
Class C Shares	199,900
Institutional Class Shares	61,214,527

Total	77,276,975

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$11.23
Class C Shares (b)	$11.23
Institutional Class Shares	$11.21
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$11.49

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

39

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Bond Index Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$10,867,133
Income from securities lending (Note 2)	35,460
Interest income from affiliate	2,529
Dividend income from non-affiliates	1,379

Total Income	10,906,501

EXPENSES:
Investment advisory fees	817,133
Fund administration fees	139,619
Distribution fees Class A	220,165
Distribution fees Class C	7,436
Administrative servicing fees Class A	140,907
Administrative servicing fees Class C	596
Registration and filing fees	19,621
Professional fees	36,457
Printing fees	5,477
Trustee fees	12,524
Custodian fees	17,091
Accounting and transfer agent fees	23,610
Compliance program costs (Note 3)	1,920
Other	15,206

Total Expenses	1,457,762

NET INVESTMENT INCOME	9,448,739

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions with non-affiliates	(219,936)
Net change in unrealized appreciation/(depreciation) from investment in affiliate	(562)
Net change in unrealized appreciation/(depreciation) from investments in non-affiliates	11,980,950
Net change in unrealized appreciation/(depreciation) from TBA Sale Commitments	(300)

Net change in unrealized appreciation/(depreciation) from investments in affiliate, non-affiliates and TBA Sale Commitments	11,980,088

Net realized/unrealized gains from affiliated and non-affiliated investments and TBA Sale Commitments	11,760,152

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$21,208,891

The accompanying notes are an integral part of these financial statements.

40

Statements of Changes in Net Assets

	Nationwide Bond Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$9,448,739	$19,266,289
Net realized gains/(losses) from non-affiliated investments	(219,936)	6,032,256
Net change in unrealized appreciation/(depreciation) from investments in affiliate, non-affiliates and TBA Sale Commitments	11,980,088	(11,085,834)

Change in net assets resulting from operations	21,208,891	14,212,711

Distributions to Shareholders From:
Net investment income:
Class A	(1,861,080)	(3,808,165)
Class C	(10,717)	(14,444)
Institutional Class	(8,348,725)	(16,777,750)
Net realized gains:
Class A	(955,654)	(2,307,524)
Class C	(7,168)	(7,757)
Institutional Class	(3,764,054)	(7,368,767)

Change in net assets from shareholder distributions	(14,947,398)	(30,284,407)

Change in net assets from capital transactions	(150,809,861)	150,814,698

Change in net assets	(144,548,368)	134,743,002

Net Assets:
Beginning of period	1,010,990,125	876,247,123

End of period	$866,441,757	$1,010,990,125

Accumulated distributions in excess of net investment income at end of period	$(789,570)	$(17,787)

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$20,474,417	$51,062,622
Dividends reinvested	2,579,528	5,737,872
Cost of shares redeemed	(52,559,947)	(53,896,072)

Total Class A Shares	(29,506,002)	2,904,422

Class C Shares
Proceeds from shares issued	1,027,319	1,202,383
Dividends reinvested	15,970	17,578
Cost of shares redeemed	(415,777)	(220,085)

Total Class C Shares	627,512	999,876

Institutional Class Shares
Proceeds from shares issued	69,884,523	247,938,959
Dividends reinvested	12,106,616	24,146,498
Cost of shares redeemed	(203,922,510)	(125,175,057)

Total Institutional Class Shares	(121,931,371)	146,910,400

Change in net assets from capital transactions	$(150,809,861)	$150,814,698

41

Statements of Changes in Net Assets (Continued)

	Nationwide Bond Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS:
Class A Shares
Issued	1,847,189	4,542,310
Reinvested	233,117	510,381
Redeemed	(4,746,580)	(4,804,730)

Total Class A Shares	(2,666,274)	247,961

Class C Shares
Issued	91,963	106,970
Reinvested	1,443	1,565
Redeemed	(37,513)	(19,647)

Total Class C Shares	55,893	88,888

Institutional Class Shares
Issued	6,304,529	22,021,917
Reinvested	1,095,609	2,152,931
Redeemed	(18,437,641)	(11,193,453)

Total Institutional Class Shares	(11,037,503)	12,981,395

Total change in shares	(13,647,884)	13,318,244

The accompanying notes are an integral part of these financial statements.

42

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bond Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$11.14	0.11	0.16	0.27	(0.12)	(0.06)	(0.18)	$11.23	2.46%		$178,118,813	0.67%	1.93%	0.67%	69.37%
Year Ended October 31, 2015	$11.31	0.18	(0.03)	0.15	(0.20)	(0.12)	(0.32)	$11.14	1.36%		$206,342,539	0.66%	1.64%	0.66%	297.27%
Year Ended October 31, 2014	$11.34	0.22	0.18	0.40	(0.24)	(0.19)	(0.43)	$11.31	3.64%		$206,721,780	0.66%	1.96%	0.66%	227.55%
Year Ended October 31, 2013	$11.91	0.22	(0.43)	(0.21)	(0.26)	(0.10)	(0.36)	$11.34	(1.82%	)	$178,667,547	0.66%	1.91%	0.66%	195.99%
Year Ended October 31, 2012	$11.75	0.26	0.28	0.54	(0.29)	(0.09)	(0.38)	$11.91	4.64%		$186,993,992	0.68%	2.19%	0.69%	159.60%
Year Ended October 31, 2011	$11.59	0.31	0.18	0.49	(0.33)	–	(0.33)	$11.75	4.36%		$203,110,754	0.67%	2.69%	0.69%	117.95%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$11.14	0.07	0.16	0.23	(0.08)	(0.06)	(0.14)	$11.23	2.12%		$2,244,352	1.34%	1.25%	1.34%	69.37%
Year Ended October 31, 2015	$11.31	0.11	(0.04)	0.07	(0.12)	(0.12)	(0.24)	$11.14	0.68%		$1,603,592	1.34%	0.95%	1.34%	297.27%
Year Ended October 31, 2014	$11.35	0.15	0.16	0.31	(0.16)	(0.19)	(0.35)	$11.31	2.89%		$623,307	1.31%	1.31%	1.31%	227.55%
Year Ended October 31, 2013	$11.92	0.15	(0.43)	(0.28)	(0.19)	(0.10)	(0.29)	$11.35	(2.43%	)	$568,238	1.28%	1.31%	1.28%	195.99%
Year Ended October 31, 2012	$11.76	0.18	0.29	0.47	(0.22)	(0.09)	(0.31)	$11.92	4.01%		$637,007	1.28%	1.55%	1.29%	159.60%
Year Ended October 31, 2011	$11.60	0.24	0.18	0.42	(0.26)	–	(0.26)	$11.76	3.72%		$197,162	1.28%	2.10%	1.30%	117.95%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$11.11	0.13	0.17	0.30	(0.14)	(0.06)	(0.20)	$11.21	2.76%		$686,078,592	0.26%	2.35%	0.26%	69.37%
Year Ended October 31, 2015	$11.29	0.23	(0.04)	0.19	(0.25)	(0.12)	(0.37)	$11.11	1.69%		$803,043,994	0.25%	2.05%	0.25%	297.27%
Year Ended October 31, 2014	$11.32	0.26	0.18	0.44	(0.28)	(0.19)	(0.47)	$11.29	4.06%		$668,902,036	0.26%	2.37%	0.26%	227.55%
Year Ended October 31, 2013	$11.90	0.26	(0.44)	(0.18)	(0.30)	(0.10)	(0.40)	$11.32	(1.53%	)	$781,224,314	0.28%	2.29%	0.28%	195.99%
Year Ended October 31, 2012	$11.73	0.30	0.30	0.60	(0.34)	(0.09)	(0.43)	$11.90	5.15%		$1,171,787,835	0.29%	2.59%	0.29%	159.60%
Year Ended October 31, 2011	$11.58	0.35	0.18	0.53	(0.38)	–	(0.38)	$11.73	4.68%		$1,102,711,963	0.28%	3.08%	0.30%	117.95%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

The accompanying notes are an integral part of these financial statements.

43

Fund Overview	Nationwide International Index Fund

Asset Allocation†

Common Stocks	98.6%
Repurchase Agreements	3.8%
Preferred Stocks	0.5%
Mutual Fund	0.3%
Liabilities in excess of other assets	(3.2)%
100.0%

Top Industries††

Banks	11.1%
Pharmaceuticals	9.0%
Insurance	5.4%
Oil, Gas & Consumable Fuels	4.7%
Automobiles	3.5%
Chemicals	3.4%
Diversified Telecommunication Services	3.3%
Food Products	3.3%
Beverages	2.6%
Metals & Mining	2.3%
Other Industries*	51.4%
100.0%

Top Holdings††

Nestle SA	1.9%
Roche Holding AG	1.4%
Novartis AG	1.4%
Toyota Motor Corp.	1.1%
HSBC Holdings PLC	1.0%
British American Tobacco PLC	0.9%
TOTAL SA	0.9%
Novo Nordisk A/S	0.9%
Royal Dutch Shell PLC	0.8%
GlaxoSmithKline PLC	0.8%
Other Holdings*	88.9%
100.0%

Top Countries††

Japan	21.4%
United Kingdom	16.7%
France	9.4%
Switzerland	9.2%
Germany	8.7%
Australia	7.0%
Netherlands	3.8%
Spain	3.1%
Hong Kong	3.0%
Sweden	2.8%
Other Countries*	14.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

44

Shareholder Expense Example	Nationwide International Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide International Index Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	964.40	3.52	0.72
	Hypothetical	(a)(b)	1,000.00	1,021.28	3.62	0.72
Class C Shares	Actual	(a)	1,000.00	960.40	6.78	1.39
	Hypothetical	(a)(b)	1,000.00	1,017.95	6.97	1.39
Class R Shares	Actual	(a)	1,000.00	963.20	4.98	1.02
	Hypothetical	(a)(b)	1,000.00	1,019.79	5.12	1.02
Institutional Class Shares	Actual	(a)	1,000.00	965.20	1.51	0.31
	Hypothetical	(a)(b)	1,000.00	1,023.32	1.56	0.31

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

45

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide International Index Fund

Common Stocks 98.6%

	Shares	Market Value

AUSTRALIA 7.2%
Airlines 0.0%†
Qantas Airways Ltd.*	76,290	$186,013

Banks 2.4%
Australia & New Zealand Banking Group Ltd.	416,832	7,640,504
Bank of Queensland Ltd.	58,192	494,837
Bendigo & Adelaide Bank Ltd.	60,878	428,568
Commonwealth Bank of Australia	247,822	13,835,176
National Australia Bank Ltd.	385,211	7,903,003
Westpac Banking Corp.	483,702	11,354,209

		41,656,297

Beverages 0.1%
Coca-Cola Amatil Ltd.	78,490	511,361
Treasury Wine Estates Ltd.	104,108	733,051

		1,244,412

Biotechnology 0.3%
CSL Ltd.	66,650	5,311,228

Capital Markets 0.1%
Macquarie Group Ltd.	44,580	2,135,603
Platinum Asset Management Ltd.	32,780	150,300

		2,285,903

Chemicals 0.1%
Incitec Pivot Ltd.	295,169	717,299
Orica Ltd.	50,373	582,039

		1,299,338

Commercial Services & Supplies 0.1%
Brambles Ltd.	226,374	2,138,147

Construction & Engineering 0.0%†
CIMIC Group Ltd.	14,708	397,793

Construction Materials 0.0%†
Boral Ltd.	104,859	510,363

Containers & Packaging 0.1%
Amcor Ltd.	170,543	1,988,342

Diversified Financial Services 0.1%
ASX Ltd.	28,710	950,349
Challenger Ltd.	83,357	563,860

		1,514,209

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	623,239	2,530,577
TPG Telecom Ltd.	47,237	382,859
Vocus Communications Ltd.	63,023	411,609

		3,325,045

Electric Utilities 0.0%†
AusNet Services	238,266	277,183

Food & Staples Retailing 0.5%
Wesfarmers Ltd.	161,461	5,228,221
Woolworths Ltd.	184,678	3,090,394

		8,318,615

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Gas Utilities 0.1%
APA Group	166,284	$1,101,364

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	7,953	650,526

Health Care Providers & Services 0.1%
Healthscope Ltd.	241,984	498,365
Ramsay Health Care Ltd.	19,891	978,157
Sonic Healthcare Ltd.	58,012	851,293

		2,327,815

Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd.	73,916	558,778
Crown Resorts Ltd.	56,609	505,187
Flight Centre Travel Group Ltd. (a)	7,812	232,606
Tabcorp Holdings Ltd.	108,283	363,201
Tatts Group Ltd.	217,898	620,930

		2,280,702

Information Technology Services 0.0%†
Computershare Ltd.	67,488	516,613

Insurance 0.4%
AMP Ltd.	432,087	1,919,982
Insurance Australia Group Ltd.	341,544	1,488,330
Medibank Pvt Ltd.	378,235	900,157
QBE Insurance Group Ltd.	195,063	1,641,774
Suncorp Group Ltd.	188,326	1,781,220

		7,731,463

Media 0.0%†
REA Group Ltd.	7,038	270,785

Metals & Mining 0.9%
Alumina Ltd.	335,730	379,110
BHP Billiton Ltd.	474,210	7,405,716
BHP Billiton PLC	302,822	4,137,909
Fortescue Metals Group Ltd.	204,746	526,197
Iluka Resources Ltd.	59,178	287,215
Newcrest Mining Ltd.*	109,516	1,596,921
South32 Ltd.*	742,607	928,733

		15,261,801

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	78,270	265,064

Multi-Utilities 0.1%
AGL Energy Ltd.	98,673	1,366,760
DUET Group	313,559	535,724

		1,902,484

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	39,296	964,448
Oil Search Ltd.	190,229	1,008,543
Origin Energy Ltd.	262,335	1,078,067
Santos Ltd.	246,553	888,207
Woodside Petroleum Ltd.	106,317	2,276,248

		6,215,513

46

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

AUSTRALIA (continued)
Professional Services 0.0%†
Seek Ltd.	44,905	$555,696

Real Estate Investment Trusts (REITs) 0.7%
BGP Holdings PLC* (b)	1,554,139	0
Dexus Property Group	140,667	896,917
Goodman Group	257,627	1,342,202
GPT Group (The)	250,874	955,454
Mirvac Group	525,399	743,352
Scentre Group	804,789	2,856,617
Stockland	359,960	1,190,567
Vicinity Centres	470,644	1,183,006
Westfield Corp.	284,019	2,169,226

		11,337,341

Real Estate Management & Development 0.1%
Lend Lease Group	83,821	805,158

Road & Rail 0.1%
Asciano Ltd.	96,910	649,676
Aurizon Holdings Ltd.	284,518	919,221

		1,568,897

Transportation Infrastructure 0.2%
Sydney Airport	152,641	787,027
Transurban Group	306,684	2,691,080

		3,478,107

		126,722,217

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG*	40,702	1,171,657
Raiffeisen Bank International AG*	15,700	251,315

		1,422,972

Machinery 0.1%
Andritz AG	13,443	754,584

Metals & Mining 0.0%†
voestalpine AG	15,441	557,187

Oil, Gas & Consumable Fuels 0.0%†
OMV AG	22,528	677,868

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG* (b)	52,445	0

		3,412,611

BELGIUM 1.4%
Banks 0.1%
KBC Groep NV	35,233	1,982,281

Beverages 0.8%
Anheuser-Busch InBev SA/NV	116,690	14,475,850

Chemicals 0.1%
Solvay SA	10,231	1,036,509
Umicore SA (a)	12,887	643,314

		1,679,823

Common Stocks (continued)

	Shares	Market Value

BELGIUM (continued)
Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA (a)	12,112	$1,071,601

Diversified Telecommunication Services 0.0%†
Proximus SADP (a)	20,924	705,218

Food & Staples Retailing 0.1%
Colruyt SA	10,670	615,250
Delhaize Group	14,987	1,574,904

		2,190,154

Insurance 0.1%
Ageas	29,729	1,168,253

Media 0.0%†
Telenet Group Holding NV*	6,966	346,778

Pharmaceuticals 0.1%
UCB SA (a)	18,459	1,384,594

		25,004,552

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta PLC	53,455	378,582

CHINA 0.0%†
Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	284,166	208,330

DENMARK 2.0%
Banks 0.2%
Danske Bank A/S	101,229	2,864,231

Beverages 0.1%
Carlsberg A/S, Class B	15,717	1,532,130

Biotechnology 0.1%
Genmab A/S*	7,473	1,108,776

Chemicals 0.1%
Chr Hansen Holding A/S	13,963	869,491
Novozymes A/S, Class B	33,435	1,603,617

		2,473,108

Commercial Services & Supplies 0.1%
ISS A/S	22,693	861,985

Diversified Telecommunication Services 0.0%†
TDC A/S	127,143	651,007

Electrical Equipment 0.1%
Vestas Wind Systems A/S	32,290	2,311,386

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	15,732	1,178,571
William Demant Holding A/S*	3,487	358,566

		1,537,137

Insurance 0.0%†
Tryg A/S	17,559	331,792

47

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

DENMARK (continued)
Marine 0.1%
AP Moeller - Maersk A/S, Class A	530	$722,085
AP Moeller - Maersk A/S, Class B	1,025	1,442,694

		2,164,779

Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B	284,064	15,860,542

Road & Rail 0.1%
DSV A/S	26,847	1,130,209

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	15,732	2,045,357

		34,872,439

FINLAND 0.9%
Auto Components 0.0%†
Nokian Renkaat OYJ	15,662	578,491

Communications Equipment 0.3%
Nokia OYJ	831,386	4,908,084

Diversified Telecommunication Services 0.0%†
Elisa OYJ	19,698	736,547

Electric Utilities 0.1%
Fortum OYJ	61,675	929,844

Insurance 0.2%
Sampo OYJ, Class A	64,095	2,803,585

Machinery 0.2%
Kone OYJ, Class B	49,478	2,260,768
Metso OYJ	15,487	373,040
Wartsila OYJ Abp	20,872	895,771

		3,529,579

Oil, Gas & Consumable Fuels 0.0%†
Neste OYJ (a)	19,367	620,607

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R (a)	77,766	679,915
UPM-Kymmene OYJ	78,472	1,502,117

		2,182,032

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,417	468,585

		16,757,354

FRANCE 9.7%
Aerospace & Defense 0.6%
Airbus Group SE	84,742	5,297,867
Safran SA	44,915	3,096,423
Thales SA	14,860	1,285,950
Zodiac Aerospace	29,452	690,990

		10,371,230

Air Freight & Logistics 0.0%†
Bollore SA	118,031	467,426

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Auto Components 0.3%
Cie Generale des Etablissements Michelin	26,751	$2,794,143
Valeo SA	11,483	1,821,422

		4,615,565

Automobiles 0.2%
Peugeot SA*	64,395	1,037,800
Renault SA	27,560	2,659,203

		3,697,003

Banks 0.8%
BNP Paribas SA	152,641	8,083,702
Credit Agricole SA	152,810	1,691,415
Natixis SA	140,279	774,051
Societe Generale SA	104,033	4,093,404

		14,642,572

Beverages 0.2%
Pernod Ricard SA	30,445	3,288,514
Remy Cointreau SA	3,914	325,444

		3,613,958

Building Products 0.2%
Cie de Saint-Gobain	68,356	3,132,246

Chemicals 0.4%
Air Liquide SA	49,583	5,623,537
Arkema SA	9,915	791,381

		6,414,918

Commercial Services & Supplies 0.1%
Edenred	31,777	626,821
Societe BIC SA	4,012	569,637

		1,196,458

Construction & Engineering 0.3%
Bouygues SA (a)	29,723	991,825
Vinci SA	68,800	5,138,556

		6,130,381

Construction Materials 0.0%†
Imerys SA	4,678	345,462

Diversified Financial Services 0.1%
Eurazeo SA	5,491	386,662
Wendel SA	4,324	499,701

		886,363

Diversified Telecommunication Services 0.5%
Iliad SA	3,809	832,868
Orange SA	284,841	4,732,329
Vivendi SA (a)	166,684	3,202,052

		8,767,249

Electric Utilities 0.0%†
Electricite de France SA	35,295	507,078

Electrical Equipment 0.4%
Legrand SA	37,984	2,165,001

48

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Electrical Equipment (continued)
Schneider Electric SE*	80,036	$5,233,361

		7,398,362

Electronic Equipment, Instruments & Components 0.0%†
Ingenico Group SA (a)	7,478	881,490

Energy Equipment & Services 0.1%
Technip SA* (a)	15,750	923,109

Food & Staples Retailing 0.2%
Carrefour SA	79,812	2,261,145
Casino Guichard Perrachon SA (a)	7,797	464,036

		2,725,181

Food Products 0.3%
Danone SA (a)	84,942	5,951,323

Health Care Equipment & Supplies 0.2%
Essilor International SA	29,546	3,824,905

Hotels, Restaurants & Leisure 0.2%
Accor SA (a)	30,675	1,358,388
Sodexo SA	13,742	1,388,267

		2,746,655

Information Technology Services 0.2%
Atos SE	12,949	1,152,548
Capgemini SA	23,779	2,219,595

		3,372,143

Insurance 0.5%
AXA SA (a)	282,639	7,136,521
CNP Assurances (a)	22,507	383,524
SCOR SE (a)	25,650	873,785

		8,393,830

Machinery 0.0%†
Alstom SA*	21,393	547,030

Media 0.2%
Eutelsat Communications SA	26,258	815,798
JCDecaux SA	10,891	482,555
Lagardere SCA	15,603	414,070
Numericable-SFR SA	15,321	501,982
Publicis Groupe SA	27,394	2,027,244

		4,241,649

Multi-Utilities 0.3%
Engie SA (a)	211,076	3,481,369
Suez Environnement Co. (a)	40,242	741,646
Veolia Environnement SA (a)	65,977	1,620,762

		5,843,777

Oil, Gas & Consumable Fuels 0.9%
TOTAL SA	318,436	16,094,005

Personal Products 0.4%
L’Oreal SA (a)	36,296	6,593,012

Common Stocks (continued)

	Shares	Market Value

FRANCE (continued)
Pharmaceuticals 0.8%
Sanofi (a)	169,305	$13,955,229

Professional Services 0.0%†
Bureau Veritas SA	36,389	862,537

Real Estate Investment Trusts (REITs) 0.4%
Fonciere des Regions*	4,041	382,302
Gecina SA	4,845	700,149
ICADE	4,938	388,490
Klepierre	31,888	1,499,771
Unibail-Rodamco SE	14,185	3,802,222

		6,772,934

Software 0.1%
Dassault Systemes	18,482	1,445,598

Textiles, Apparel & Luxury Goods 0.7%
Christian Dior SE	8,014	1,408,223
Hermes International	3,859	1,374,410
Kering	10,703	1,835,543
LVMH Moet Hennessy Louis Vuitton SE (a)	41,079	6,844,234

		11,462,410

Trading Companies & Distributors 0.0%†
Rexel SA	42,659	646,820

Transportation Infrastructure 0.1%
Aeroports de Paris	3,985	501,589
Groupe Eurotunnel SE REG	70,293	897,482

		1,399,071

		170,868,979

GERMANY 8.5%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	138,925	4,080,680

Airlines 0.0%†
Deutsche Lufthansa AG REG	34,068	530,434

Auto Components 0.2%
Continental AG	15,858	3,492,144

Automobiles 0.8%
Bayerische Motoren Werke AG	47,481	4,392,638
Daimler AG REG	138,749	9,667,566
Volkswagen AG	4,859	775,965

		14,836,169

Banks 0.1%
Commerzbank AG	155,933	1,462,241

Capital Markets 0.2%
Deutsche Bank AG REG	197,756	3,748,055

Chemicals 1.0%
BASF SE	132,355	10,949,833
Evonik Industries AG	19,051	604,455
K+S AG REG	29,293	731,161
LANXESS AG	12,226	640,271

49

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Chemicals (continued)
Linde AG	26,630	$4,074,443
Symrise AG	17,152	1,138,398

		18,138,561

Construction Materials 0.1%
HeidelbergCement AG	20,623	1,836,300

Diversified Financial Services 0.1%
Deutsche Boerse AG	28,185	2,319,304

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG REG	464,678	8,156,691
Telefonica Deutschland Holding AG	103,712	527,683

		8,684,374

Electrical Equipment 0.0%†
OSRAM Licht AG	13,177	688,089

Food & Staples Retailing 0.1%
METRO AG	25,271	806,238

Health Care Providers & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	31,587	2,749,241
Fresenius SE & Co. KGaA	54,700	3,988,627

		6,737,868

Hotels, Restaurants & Leisure 0.1%
TUI AG	71,504	1,037,889

Household Products 0.1%
Henkel AG & Co. KGaA	15,167	1,542,856

Industrial Conglomerates 0.7%
Siemens AG REG	114,259	11,957,005

Insurance 1.0%
Allianz SE REG	65,855	11,203,772
Hannover Rueck SE	8,506	972,414
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen REG	23,922	4,447,234

		16,623,420

Internet & Catalog Retail 0.0%†
Zalando SE* (c)	11,668	387,319

Internet Software & Services 0.1%
United Internet AG REG	17,156	838,554

Machinery 0.1%
GEA Group AG	26,797	1,245,245
MAN SE	4,781	518,922

		1,764,167

Media 0.1%
Axel Springer SE	6,994	391,083
ProSiebenSat.1 Media SE	31,371	1,602,588

		1,993,671

Metals & Mining 0.1%
thyssenkrupp AG	55,217	1,286,658

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Multi-Utilities 0.2%
E.ON SE	287,909	$2,983,939
RWE AG*	72,695	1,089,159

		4,073,098

Personal Products 0.1%
Beiersdorf AG	14,123	1,268,179

Pharmaceuticals 0.9%
Bayer AG REG	120,020	13,870,340
Merck KGaA*	18,892	1,779,189

		15,649,529

Real Estate Management & Development 0.2%
Deutsche Wohnen AG - Bearer Shares	48,885	1,498,906
Vonovia SE	66,018	2,225,344

		3,724,250

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	162,730	2,321,763

Software 0.6%
SAP SE	143,044	11,223,382

Textiles, Apparel & Luxury Goods 0.3%
adidas AG	29,997	3,870,134
HUGO BOSS AG	9,176	585,576

		4,455,710

Trading Companies & Distributors 0.1%
Brenntag AG	22,348	1,312,690

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	6,294	381,559

		149,202,156

HONG KONG 3.1%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	152,000	242,341

Banks 0.2%
Bank of East Asia Ltd. (The)	168,350	610,771
BOC Hong Kong Holdings Ltd.	533,100	1,592,316
Hang Seng Bank Ltd.	111,100	2,014,305

		4,217,392

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	330,750	209,450
Hong Kong Exchanges and Clearing Ltd.	164,600	4,149,115

		4,358,565

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	376,420	545,445
PCCW Ltd.	548,000	370,932

		916,377

50

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	94,500	$891,836
CLP Holdings Ltd.	278,000	2,570,115
HK Electric Investments & HK Electric Investments Ltd. (c)	376,000	338,103
Power Assets Holdings Ltd.	200,300	1,905,672

		5,705,726

Food Products 0.0%†
WH Group Ltd.* (c)	804,000	649,412

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	994,030	1,850,372

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.	342,000	1,149,544
Melco Crown Entertainment Ltd., ADR	14,700	217,560
Shangri-La Asia Ltd.	159,333	194,648
SJM Holdings Ltd.	278,000	186,387

		1,748,139

Household Durables 0.0%†
Techtronic Industries Co. Ltd.	204,000	764,729

Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	389,386	4,658,467
Jardine Matheson Holdings Ltd.	35,700	1,954,218
NWS Holdings Ltd.	201,645	306,287

		6,918,972

Insurance 0.6%
AIA Group Ltd.	1,758,800	10,525,725

Real Estate Investment Trusts (REITs) 0.1%
Link REIT	320,051	1,941,711

Real Estate Management & Development 0.8%
Cheung Kong Property Holdings Ltd.	382,386	2,611,502
Hang Lung Properties Ltd.	306,000	609,299
Henderson Land Development Co., Ltd.	173,967	1,084,256
Hongkong Land Holdings Ltd.	83,200	510,016
Hysan Development Co., Ltd.	88,673	391,799
Kerry Properties Ltd.	85,000	230,979
New World Development Co., Ltd.	812,829	808,365
Sino Land Co., Ltd.	464,200	728,768
Sun Hung Kai Properties Ltd.	249,700	3,147,000
Swire Pacific Ltd., Class A	85,000	922,133
Swire Properties Ltd.	161,400	419,085
Wharf Holdings Ltd. (The)	204,270	1,104,088
Wheelock & Co., Ltd.	128,000	592,590

		13,159,880

Road & Rail 0.1%
MTR Corp., Ltd.	232,714	1,150,519

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	34,300	247,170

Common Stocks (continued)

	Shares	Market Value

HONG KONG (continued)
Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.	795,200	$491,799
Yue Yuen Industrial Holdings Ltd.	103,000	375,170

		866,969

Trading Companies & Distributors 0.0%†
Noble Group Ltd.*	593,014	201,045

		55,465,044

IRELAND 1.0%
Airlines 0.0%†
Ryanair Holdings PLC	25,753	390,404

Banks 0.1%
Bank of Ireland*	3,780,572	1,148,071

Construction Materials 0.2%
CRH PLC	117,969	3,433,240
James Hardie Industries PLC, CDI	61,975	866,904

		4,300,144

Food Products 0.1%
Kerry Group PLC, Class A	24,133	2,152,000

Hotels, Restaurants & Leisure 0.1%
Paddy Power Betfair PLC	11,616	1,561,136

Pharmaceuticals 0.3%
Shire PLC	84,937	5,300,239

Professional Services 0.2%
Experian PLC	140,487	2,574,392

Trading Companies & Distributors 0.0%†
AerCap Holdings NV*	11,992	479,800

		17,906,186

ISRAEL 0.7%
Banks 0.1%
Bank Hapoalim BM	160,500	826,787
Bank Leumi Le-Israel BM*	199,766	742,393
Mizrahi Tefahot Bank Ltd.	18,702	217,527

		1,786,707

Chemicals 0.0%†
Israel Chemicals Ltd.	85,593	426,421

Diversified Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	290,892	613,040

Oil, Gas & Consumable Fuels 0.0%†
Delek Group Ltd.	608	106,869

Pharmaceuticals 0.4%
Taro Pharmaceutical Industries Ltd.*	1,046	146,168
Teva Pharmaceutical Industries Ltd.	131,003	7,196,390

		7,342,558

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	4,958	198,615

51

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

ISRAEL (continued)
Software 0.1%
Check Point Software Technologies Ltd.* (a)	9,441	$782,376
Mobileye NV*	11,662	444,905
NICE-Systems Ltd.	7,901	507,038

		1,734,319

		12,208,529

ITALY 2.0%
Aerospace & Defense 0.1%
Finmeccanica SpA*	54,315	688,547

Automobiles 0.1%
Ferrari NV*	17,580	794,522

Banks 0.5%
Banco Popolare SC	50,865	360,166
Intesa Sanpaolo SpA	1,818,670	5,055,539
Intesa Sanpaolo SpA - RSP	124,329	327,504
UniCredit SpA	694,877	2,694,740
Unione di Banche Italiane SpA	138,540	588,878

		9,026,827

Capital Markets 0.0%†
Mediobanca SpA	81,541	671,691

Diversified Financial Services 0.0%†
EXOR SpA	15,697	591,203

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	1,627,940	1,589,640
Telecom Italia SpA - RSP	824,283	648,356

		2,237,996

Electric Utilities 0.4%
Enel SpA	1,098,776	4,993,746
Terna Rete Elettrica Nazionale SpA	216,720	1,224,087

		6,217,833

Electrical Equipment 0.0%†
Prysmian SpA	27,346	646,975

Energy Equipment & Services 0.0%†
Saipem SpA*	981,963	471,838

Gas Utilities 0.1%
Snam SpA	303,818	1,857,968

Insurance 0.2%
Assicurazioni Generali SpA	175,543	2,683,982
UnipolSai SpA	192,291	449,971

		3,133,953

Oil, Gas & Consumable Fuels 0.3%
Eni SpA	364,739	5,958,715

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	24,849	1,356,001

Common Stocks (continued)

	Shares	Market Value

ITALY (continued)
Transportation Infrastructure 0.1%
Atlantia SpA	57,558	$1,604,400

		35,258,469

JAPAN 22.1%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	50,300	1,014,493

Airlines 0.1%
ANA Holdings, Inc.	163,000	455,151
Japan Airlines Co., Ltd.	16,574	596,570

		1,051,721

Auto Components 0.7%
Aisin Seiki Co., Ltd.	28,100	1,091,960
Bridgestone Corp.	94,200	3,467,260
Denso Corp.	70,400	2,675,987
Koito Manufacturing Co., Ltd.	15,900	688,856
NGK Spark Plug Co., Ltd.	23,900	476,647
NHK Spring Co., Ltd.	20,400	179,559
NOK Corp.	13,600	225,403
Stanley Electric Co., Ltd.	20,100	408,678
Sumitomo Electric Industries Ltd.	109,700	1,319,652
Sumitomo Rubber Industries Ltd.	22,900	348,619
Toyoda Gosei Co., Ltd.	9,600	177,013
Toyota Industries Corp.	24,300	1,054,327
Yokohama Rubber Co., Ltd. (The)	15,000	251,469

		12,365,430

Automobiles 2.1%
Daihatsu Motor Co., Ltd.	27,000	360,317
Fuji Heavy Industries Ltd.	84,500	2,774,557
Honda Motor Co., Ltd.	234,900	6,338,962
Isuzu Motors Ltd.	81,900	876,353
Mazda Motor Corp.	79,460	1,210,677
Mitsubishi Motors Corp.	97,099	390,761
Nissan Motor Co., Ltd.	356,500	3,163,590
Suzuki Motor Corp.	53,000	1,452,389
Toyota Motor Corp.	391,400	19,839,967
Yamaha Motor Co., Ltd.	37,300	610,539

		37,018,112

Banks 1.7%
Aozora Bank Ltd.	155,000	549,942
Bank of Kyoto Ltd. (The)	45,000	301,846
Chiba Bank Ltd. (The)	95,300	481,267
Chugoku Bank Ltd. (The)	20,300	209,850
Concordia Financial Group Ltd.*	197,500	951,118
Fukuoka Financial Group, Inc.	108,600	371,248
Gunma Bank Ltd. (The)	54,000	213,803
Hachijuni Bank Ltd. (The)	58,000	253,567
Hiroshima Bank Ltd. (The)	71,000	257,043
Hokuhoku Financial Group, Inc.	170,000	214,037
Iyo Bank Ltd. (The)	34,000	223,418
Japan Post Bank Co., Ltd.	55,700	680,045

52

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Banks (continued)
Joyo Bank Ltd. (The)	99,000	$345,026
Kyushu Financial Group, Inc.	52,600	276,091
Mitsubishi UFJ Financial Group, Inc.	1,837,584	8,480,111
Mizuho Financial Group, Inc.	3,404,819	5,103,524
Resona Holdings, Inc.	323,201	1,142,601
Seven Bank Ltd.	88,900	377,755
Shinsei Bank Ltd.	300,000	420,473
Shizuoka Bank Ltd. (The)	72,000	533,643
Sumitomo Mitsui Financial Group, Inc.	183,405	5,518,972
Sumitomo Mitsui Trust Holdings, Inc.	478,769	1,471,680
Suruga Bank Ltd.	25,000	486,099
Yamaguchi Financial Group, Inc.	28,000	260,255

		29,123,414

Beverages 0.3%
Asahi Group Holdings Ltd.	55,500	1,761,406
Kirin Holdings Co., Ltd.	120,200	1,733,619
Suntory Beverage & Food Ltd.	19,300	843,065

		4,338,090

Building Products 0.3%
Asahi Glass Co., Ltd.	132,600	776,565
Daikin Industries Ltd.	33,800	2,683,011
LIXIL Group Corp.	38,900	814,496
TOTO Ltd.	22,000	746,018

		5,020,090

Capital Markets 0.2%
Daiwa Securities Group, Inc.	241,200	1,404,706
Nomura Holdings, Inc.	548,800	2,331,722
SBI Holdings, Inc.	36,070	373,458

		4,109,886

Chemicals 0.8%
Air Water, Inc.	26,000	390,594
Asahi Kasei Corp.	182,200	1,246,636
Daicel Corp.	43,900	548,397
Hitachi Chemical Co., Ltd.	15,600	261,982
JSR Corp.	24,800	339,963
Kaneka Corp.	41,500	347,343
Kansai Paint Co., Ltd.	33,400	584,154
Kuraray Co., Ltd.	54,500	690,953
Mitsubishi Chemical Holdings Corp.	198,700	1,036,924
Mitsubishi Gas Chemical Co., Inc.	53,000	290,642
Mitsui Chemicals, Inc.	129,100	428,165
Nippon Paint Holdings Co., Ltd.	20,100	527,764
Nitto Denko Corp.	24,110	1,298,818
Shin-Etsu Chemical Co., Ltd.	58,900	3,298,917
Sumitomo Chemical Co., Ltd.	223,200	1,008,824
Taiyo Nippon Sanso Corp.	22,000	203,147
Teijin Ltd.	124,800	446,814
Toray Industries, Inc.	214,300	1,790,000

		14,740,037

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Commercial Services & Supplies 0.3%
Dai Nippon Printing Co., Ltd.	75,700	$709,950
Park24 Co., Ltd.	13,900	389,589
Secom Co., Ltd.	30,700	2,359,144
Sohgo Security Services Co., Ltd.	8,200	455,345
Toppan Printing Co., Ltd.	76,000	649,829

		4,563,857

Construction & Engineering 0.2%
JGC Corp.	28,000	477,539
Kajima Corp.	117,800	731,793
Obayashi Corp.	106,400	1,042,756
Shimizu Corp.	82,000	734,953
Taisei Corp.	150,000	1,023,830

		4,010,871

Construction Materials 0.0%†
Taiheiyo Cement Corp.	192,000	508,035

Consumer Finance 0.1%
Acom Co., Ltd.*	56,600	295,262
AEON Financial Service Co., Ltd.	16,100	359,332
Credit Saison Co., Ltd.	21,300	391,670

		1,046,264

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	21,600	425,839

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,400	266,692

Diversified Financial Services 0.2%
Japan Exchange Group, Inc.	76,600	1,140,823
Mitsubishi UFJ Lease & Finance Co., Ltd.	63,500	276,742
ORIX Corp.	190,800	2,698,854

		4,116,419

Diversified Telecommunication Services 0.3%
Nippon Telegraph & Telephone Corp.	99,208	4,439,591

Electric Utilities 0.4%
Chubu Electric Power Co., Inc.	102,400	1,348,829
Chugoku Electric Power Co., Inc. (The)	41,500	538,608
Hokuriku Electric Power Co.	22,700	297,308
Kansai Electric Power Co., Inc. (The)*	104,800	922,988
Kyushu Electric Power Co., Inc.*	59,200	594,174
Shikoku Electric Power Co., Inc.	28,300	349,322
Tohoku Electric Power Co., Inc.	68,300	873,214
Tokyo Electric Power Co. Holdings, Inc.*	211,900	1,134,913

		6,059,356

Electrical Equipment 0.3%
Fuji Electric Co., Ltd.	75,200	319,995
Mabuchi Motor Co., Ltd.	7,600	378,303
Mitsubishi Electric Corp.	279,600	2,971,426
Nidec Corp.	32,500	2,381,407

		6,051,131

53

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Electronic Equipment, Instruments & Components 1.1%
Alps Electric Co., Ltd.	28,400	$490,857
Citizen Holdings Co., Ltd.	36,200	204,189
Hamamatsu Photonics KK	19,200	533,584
Hirose Electric Co., Ltd.	4,200	507,973
Hitachi High-Technologies Corp.	11,400	308,457
Hitachi Ltd.	693,300	3,176,857
Keyence Corp.	6,568	3,936,813
Kyocera Corp.	46,000	2,282,528
Murata Manufacturing Co., Ltd.	29,100	3,794,969
Nippon Electric Glass Co., Ltd.	60,000	317,666
Omron Corp.	26,800	850,549
Shimadzu Corp.	36,000	538,831
TDK Corp.	20,000	1,170,278
Yaskawa Electric Corp.	36,600	428,634
Yokogawa Electric Corp.	37,100	398,610

		18,940,795

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	94,100	1,410,127
FamilyMart Co., Ltd.	7,900	416,920
Lawson, Inc.	9,900	766,292
Seven & i Holdings Co., Ltd.	108,000	4,406,663

		7,000,002

Food Products 0.4%
Ajinomoto Co., Inc.	80,000	1,844,022
Calbee, Inc.	11,500	447,709
Kikkoman Corp.	21,000	669,137
MEIJI Holdings Co., Ltd.	17,598	1,356,133
NH Foods Ltd.	24,000	534,945
Nisshin Seifun Group, Inc.	31,452	514,904
Nissin Foods Holdings Co., Ltd.	9,700	450,303
Toyo Suisan Kaisha Ltd.	14,000	494,449
Yakult Honsha Co., Ltd.	12,100	599,805
Yamazaki Baking Co., Ltd.	15,100	357,460

		7,268,867

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	280,900	1,012,693
Toho Gas Co., Ltd.	56,000	382,353
Tokyo Gas Co., Ltd.	332,400	1,467,106

		2,862,152

Health Care Equipment & Supplies 0.4%
HOYA Corp.	59,700	2,286,168
Olympus Corp.	40,100	1,562,161
Sysmex Corp.	21,200	1,325,833
Terumo Corp.	43,800	1,665,072

		6,839,234

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	27,300	525,717
Medipal Holdings Corp.	21,700	343,321
Miraca Holdings, Inc.	7,900	335,727

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Health Care Providers & Services (continued)
Suzuken Co., Ltd.	10,780	$369,411

		1,574,176

Health Care Technology 0.1%
M3, Inc.	28,800	776,922

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.	9,624	240,432
Oriental Land Co., Ltd.	28,700	1,992,942

		2,233,374

Household Durables 0.7%
Casio Computer Co., Ltd.	30,000	570,808
Iida Group Holdings Co., Ltd.	22,500	420,212
Nikon Corp.	48,200	702,631
Panasonic Corp.	331,202	2,953,697
Rinnai Corp.	5,300	467,742
Sekisui Chemical Co., Ltd.	59,000	737,386
Sekisui House Ltd.	84,700	1,470,674
Sony Corp.	181,000	4,384,114

		11,707,264

Household Products 0.1%
Unicharm Corp.	53,700	1,110,037

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co., Ltd.	22,400	675,093

Industrial Conglomerates 0.1%
Keihan Holdings Co Ltd	73,000	529,321
Seibu Holdings, Inc.	17,000	358,646
Toshiba Corp.* (a)	589,700	1,247,188

		2,135,155

Information Technology Services 0.2%
Fujitsu Ltd.	258,100	901,827
Itochu Techno-Solutions Corp.	7,800	152,851
Nomura Research Institute Ltd.	17,380	609,693
NTT Data Corp.	17,400	905,856
Obic Co., Ltd.	8,700	457,280
Otsuka Corp.	7,900	376,736

		3,404,243

Insurance 0.6%
Dai-ichi Life Insurance Co., Ltd. (The)	153,400	1,843,821
Japan Post Holdings Co., Ltd.	61,900	833,956
MS&AD Insurance Group Holdings, Inc.	72,055	1,903,081
Sompo Japan Nipponkoa Holdings, Inc.	48,725	1,279,325
Sony Financial Holdings, Inc.	24,400	301,656
T&D Holdings, Inc.	87,100	833,762
Tokio Marine Holdings, Inc.	98,300	3,216,621

		10,212,222

Internet & Catalog Retail 0.1%
Rakuten, Inc.	135,200	1,469,809

54

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Internet Software & Services 0.1%
Kakaku.com, Inc.	19,700	$354,819
Mixi, Inc.	5,500	187,928
Yahoo Japan Corp.	213,800	956,419

		1,499,166

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	24,449	520,502
Sankyo Co., Ltd.	7,300	276,386
Sega Sammy Holdings, Inc.	24,500	266,765
Shimano, Inc.	11,100	1,592,533
Yamaha Corp.	25,700	737,594

		3,393,780

Machinery 1.1%
Amada Holdings Co., Ltd.	47,000	472,185
FANUC Corp.	28,100	4,150,989
Hino Motors Ltd.	35,000	337,716
Hitachi Construction Machinery Co., Ltd.	14,600	231,802
Hoshizaki Electric Co., Ltd.	6,300	528,716
IHI Corp.	191,000	414,183
JTEKT Corp.	29,200	371,823
Kawasaki Heavy Industries Ltd.	195,200	547,467
Komatsu Ltd.	132,900	2,282,547
Kubota Corp.	159,100	2,317,587
Kurita Water Industries Ltd.	15,000	360,689
Makita Corp.	17,800	1,122,885
Minebea Co., Ltd.	45,000	368,595
Mitsubishi Heavy Industries Ltd.	437,200	1,554,076
Nabtesco Corp.	19,200	433,137
NGK Insulators Ltd.	36,000	739,316
NSK Ltd.	66,400	579,527
SMC Corp.	7,700	1,877,720
Sumitomo Heavy Industries Ltd.	75,000	315,194
THK Co., Ltd.	16,300	323,765

		19,329,919

Marine 0.0%†
Mitsui OSK Lines Ltd.	151,000	320,882
Nippon Yusen KK	220,400	431,769

		752,651

Media 0.1%
Dentsu, Inc.	30,861	1,568,017
Hakuhodo DY Holdings, Inc.	34,200	385,557
Toho Co., Ltd.	15,400	390,314

		2,343,888

Metals & Mining 0.3%
Hitachi Metals Ltd.	30,000	304,625
JFE Holdings, Inc.	72,800	1,021,628
Kobe Steel Ltd.	424,000	407,133
Maruichi Steel Tube Ltd.	5,900	171,597
Mitsubishi Materials Corp.	156,000	494,798
Nippon Steel & Sumitomo Metal Corp.	109,506	2,278,575

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Metals & Mining (continued)
Sumitomo Metal Mining Co., Ltd.	68,000	$767,209

		5,445,565

Multiline Retail 0.2%
Don Quijote Holdings Co., Ltd.	16,000	569,213
Isetan Mitsukoshi Holdings Ltd.	48,778	517,620
J. Front Retailing Co., Ltd.	33,600	403,668
Marui Group Co., Ltd.	30,700	469,024
Ryohin Keikaku Co., Ltd.	3,300	735,121
Takashimaya Co., Ltd.	37,000	270,130

		2,964,776

Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co., Ltd.	12,000	256,347
INPEX Corp.	132,600	1,054,150
JX Holdings, Inc.	322,917	1,387,867
Showa Shell Sekiyu KK	30,800	321,420
TonenGeneral Sekiyu KK	39,000	369,397

		3,389,181

Paper & Forest Products 0.0%†
Oji Holdings Corp.	108,000	443,506

Personal Products 0.3%
Kao Corp.	72,300	3,999,417
Kose Corp.	4,100	375,006
Shiseido Co., Ltd.	50,500	1,123,144

		5,497,567

Pharmaceuticals 1.4%
Astellas Pharma, Inc.	302,600	4,079,833
Chugai Pharmaceutical Co., Ltd.	33,400	1,125,604
Daiichi Sankyo Co., Ltd.	92,400	2,177,628
Eisai Co., Ltd.	36,200	2,240,770
Hisamitsu Pharmaceutical Co., Inc.	8,200	387,943
Kyowa Hakko Kirin Co., Ltd.	35,500	631,120
Mitsubishi Tanabe Pharma Corp.	31,300	557,281
Ono Pharmaceutical Co., Ltd.	59,500	2,680,944
Otsuka Holdings Co., Ltd.	55,100	2,148,047
Santen Pharmaceutical Co., Ltd.	52,000	745,243
Shionogi & Co., Ltd.	43,000	2,194,813
Sumitomo Dainippon Pharma Co., Ltd.	21,900	281,914
Taisho Pharmaceutical Holdings Co., Ltd.	4,670	383,574
Takeda Pharmaceutical Co., Ltd.	113,300	5,411,418

		25,046,132

Professional Services 0.0%†
Recruit Holdings Co., Ltd.	21,800	673,533

Real Estate Investment Trusts (REITs) 0.3%
Japan Prime Realty Investment Corp.	131	577,433
Japan Real Estate Investment Corp.	183	1,139,544
Japan Retail Fund Investment Corp.	368	904,128
Nippon Building Fund, Inc.	197	1,247,996
Nippon Prologis REIT, Inc.	206	493,954

55

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Real Estate Investment Trusts (REITs) (continued)
Nomura Real Estate Master Fund, Inc.	599	$939,681
United Urban Investment Corp.	384	662,786

		5,965,522

Real Estate Management & Development 0.8%
Aeon Mall Co., Ltd.	15,950	219,363
Daito Trust Construction Co., Ltd.	10,200	1,442,609
Daiwa House Industry Co., Ltd.	86,800	2,319,012
Hulic Co., Ltd.	45,500	452,860
Mitsubishi Estate Co., Ltd.	179,600	3,412,870
Mitsui Fudosan Co., Ltd.	140,700	3,436,236
Nomura Real Estate Holdings, Inc.	17,800	325,300
NTT Urban Development Corp.	18,300	171,250
Sumitomo Realty & Development Co., Ltd.	51,000	1,482,890
Tokyo Tatemono Co., Ltd.	27,500	363,098
Tokyu Fudosan Holdings Corp.	71,400	485,429

		14,110,917

Road & Rail 1.0%
Central Japan Railway Co.	20,800	3,643,656
East Japan Railway Co.	47,790	4,204,377
Hankyu Hanshin Holdings, Inc.	164,000	1,039,516
Keikyu Corp.	65,000	588,389
Keio Corp.	80,400	708,159
Keisei Electric Railway Co., Ltd.	39,000	536,557
Kintetsu Group Holdings Co., Ltd.	268,500	1,104,212
Nagoya Railroad Co., Ltd.	128,000	645,560
Nippon Express Co., Ltd.	118,500	540,765
Odakyu Electric Railway Co., Ltd.	91,100	989,301
Tobu Railway Co., Ltd.	153,000	784,135
Tokyu Corp.	161,900	1,403,178
West Japan Railway Co.	24,000	1,448,790

		17,636,595

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	13,300	575,567
Tokyo Electron Ltd.	24,900	1,645,696

		2,221,263

Software 0.2%
GungHo Online Entertainment, Inc. (a)	49,000	128,253
Konami Holdings Corp.	12,500	394,118
Nexon Co., Ltd.	17,300	259,766
Nintendo Co., Ltd.	15,400	2,085,176
Oracle Corp. Japan	5,400	290,858
Trend Micro, Inc.	14,500	549,899

		3,708,070

Specialty Retail 0.3%
ABC-Mart, Inc.	4,100	266,058
Fast Retailing Co., Ltd.	7,600	2,001,098
Hikari Tsushin, Inc.	2,300	172,275
Nitori Holdings Co., Ltd.	10,400	967,396
Sanrio Co., Ltd. (a)	6,100	119,930

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Specialty Retail (continued)
Shimamura Co., Ltd.	3,100	$418,480
USS Co., Ltd.	30,600	484,041
Yamada Denki Co., Ltd.	92,800	467,180

		4,896,458

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	32,100	363,897
Canon, Inc.	153,000	4,278,300
FUJIFILM Holdings Corp.	66,700	2,737,920
Konica Minolta, Inc.	66,100	570,547
NEC Corp.	369,000	898,063
Ricoh Co., Ltd.	104,300	1,062,913
Seiko Epson Corp.	43,700	716,108

		10,627,748

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	22,400	443,640

Tobacco 0.4%
Japan Tobacco, Inc.	158,500	6,475,983

Trading Companies & Distributors 0.7%
ITOCHU Corp.	226,500	2,878,499
Marubeni Corp.	240,100	1,274,513
Mitsubishi Corp.	195,500	3,286,082
Mitsui & Co., Ltd.	244,700	2,989,070
Sumitomo Corp.	162,000	1,712,706
Toyota Tsusho Corp.	28,800	651,870

		12,792,740

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co., Ltd. (a)	5,800	206,987
Kamigumi Co., Ltd.	33,000	295,873
Mitsubishi Logistics Corp.	16,400	224,205

		727,065

Wireless Telecommunication Services 1.1%
KDDI Corp.	252,000	7,259,045
NTT DOCOMO, Inc.	205,000	4,916,716
SoftBank Group Corp.	138,400	7,441,837

		19,617,598

		388,481,936

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	13,010	1,299,546

LUXEMBOURG 0.3%
Energy Equipment & Services 0.1%
Tenaris SA	65,858	890,565

Media 0.1%
RTL Group SA	5,169	432,785
SES SA, FDR (a)	46,408	1,267,898

		1,700,683

56

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

LUXEMBOURG (continued)
Metals & Mining 0.1%
ArcelorMittal	244,786	$1,381,847

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	9,039	523,353

		4,496,448

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd.	129,600	181,578
Sands China Ltd.	349,500	1,245,164
Wynn Macau Ltd.	219,200	311,671

		1,738,413

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	31,288	510,013

NETHERLANDS 4.0%
Air Freight & Logistics 0.0%†
TNT Express NV*	68,897	625,432

Banks 0.4%
ING Groep NV, CVA	554,806	6,798,270

Beverages 0.3%
Heineken Holding NV	14,193	1,171,728
Heineken NV	33,222	3,117,126

		4,288,854

Chemicals 0.2%
Akzo Nobel NV	35,619	2,530,610
Koninklijke DSM NV	26,537	1,628,749

		4,159,359

Construction & Engineering 0.0%†
Boskalis Westminster	11,518	480,336
OCI NV*	10,769	212,796

		693,132

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	465,676	1,829,946

Food & Staples Retailing 0.2%
Koninklijke Ahold NV (a)	124,703	2,715,311

Industrial Conglomerates 0.2%
Koninklijke Philips NV	136,565	3,752,611

Insurance 0.2%
Aegon NV	263,094	1,512,616
NN Group NV	34,007	1,180,470

		2,693,086

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	32,621	733,667

Media 0.2%
Altice NV, Class A*	55,352	839,127

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Media (continued)
Altice NV, Class B*	17,506	$267,594
Wolters Kluwer NV	42,848	1,632,194

		2,738,915

Oil, Gas & Consumable Fuels 1.7%
Koninklijke Vopak NV	10,033	545,486
Royal Dutch Shell PLC, Class A	568,032	14,878,575
Royal Dutch Shell PLC, Class B	575,259	15,103,348

		30,527,409

Professional Services 0.1%
Randstad Holding NV	18,027	968,705

Semiconductors & Semiconductor Equipment 0.4%
ASML Holding NV*	51,382	4,966,365
NXP Semiconductors NV*	20,031	1,708,244

		6,674,609

Software 0.0%†
Gemalto NV	11,303	734,715

		69,934,021

NEW ZEALAND 0.2%
Construction Materials 0.0%†
Fletcher Building Ltd.	94,289	548,119

Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd.	260,317	673,119

Electric Utilities 0.0%†
Contact Energy Ltd.	99,933	354,572
Mighty River Power Ltd. (a)	101,581	214,346

		568,918

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	49,853	310,768

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	181,952	336,095

Transportation Infrastructure 0.1%
Auckland International Airport Ltd.	147,778	633,926

		3,070,945

NORWAY 0.6%
Banks 0.1%
DNB ASA	140,119	1,793,023

Chemicals 0.1%
Yara International ASA	24,897	995,830

Diversified Telecommunication Services 0.1%
Telenor ASA	109,456	1,883,319

Food Products 0.1%
Orkla ASA	110,770	967,015

Insurance 0.0%†
Gjensidige Forsikring ASA	28,022	479,756

57

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

NORWAY (continued)
Media 0.0%†
Schibsted ASA, Class A	11,451	$333,735
Schibsted ASA, Class B*	14,048	399,724

		733,459

Metals & Mining 0.0%†
Norsk Hydro ASA (a)	200,305	871,524

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	162,108	2,853,311

		10,577,237

PORTUGAL 0.2%
Banks 0.0%†
Banco Comercial Portugues SA, Class R* (a)	6,855,257	304,573

Electric Utilities 0.1%
EDP — Energias de Portugal SA	322,468	1,146,395

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	39,407	645,185

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	51,540	708,130

		2,804,283

SINGAPORE 1.3%
Aerospace & Defense 0.1%
Singapore Technologies Engineering Ltd.	286,500	683,878

Airlines 0.0%†
Singapore Airlines Ltd.	74,613	636,933

Banks 0.5%
DBS Group Holdings Ltd.	254,250	2,875,841
Oversea-Chinese Banking Corp., Ltd.	445,189	2,891,992
United Overseas Bank Ltd.	183,662	2,530,975

		8,298,808

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	16,226	463,899

Diversified Financial Services 0.0%†
Singapore Exchange Ltd.	112,900	630,157

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,143,003	3,269,435

Food Products 0.1%
Golden Agri-Resources Ltd.	920,771	273,148
Wilmar International Ltd.	297,058	816,012

		1,089,160

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore PLC	868,217	524,061

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.	202,600	809,637
Sembcorp Industries Ltd.	136,243	291,221

		1,100,858

Common Stocks (continued)

	Shares	Market Value

SINGAPORE (continued)
Machinery 0.0%†
Sembcorp Marine Ltd. (a)	117,200	$144,800

Media 0.0%†
Singapore Press Holdings Ltd.	200,500	603,545

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	316,575	577,777
CapitaLand Commercial Trust Ltd.	282,000	299,179
CapitaLand Mall Trust	382,600	587,349
Suntec Real Estate Investment Trust	335,000	418,558

		1,882,863

Real Estate Management & Development 0.1%
CapitaLand Ltd.	360,345	830,029
City Developments Ltd.	56,099	346,993
Global Logistic Properties Ltd.	492,300	698,105
UOL Group Ltd.*	67,213	306,070

		2,181,197

Road & Rail 0.1%
ComfortDelGro Corp., Ltd.	332,320	712,260

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	897,500	401,119

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	87,181	214,159

		22,837,132

SOUTH AFRICA 0.1%
Capital Markets 0.0%†
Investec PLC	80,074	613,208

Health Care Providers & Services 0.0%†
Mediclinic International PLC	54,970	727,305

Paper & Forest Products 0.1%
Mondi PLC	54,858	1,050,780

		2,391,293

SPAIN 3.2%
Banks 1.2%
Banco Bilbao Vizcaya Argentaria SA	932,675	6,409,161
Banco de Sabadell SA	762,701	1,461,400
Banco Popular Espanol SA	250,569	683,221
Banco Santander SA	2,080,033	10,563,077
Bankia SA	656,951	612,820
Bankinter SA	94,111	718,330
CaixaBank SA	371,778	1,122,289

		21,570,298

Biotechnology 0.1%
Grifols SA	42,718	931,389

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	28,787	954,766
Ferrovial SA	70,534	1,521,776

		2,476,542

58

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SPAIN (continued)
Diversified Telecommunication Services 0.4%
Telefonica SA	662,314	$7,245,183

Electric Utilities 0.5%
Endesa SA	45,225	951,528
Iberdrola SA	787,718	5,607,560
Red Electrica Corp. SA	14,160	1,266,388

		7,825,476

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	82,873	461,136

Gas Utilities 0.1%
Enagas SA	24,882	759,646
Gas Natural SDG SA	53,026	1,105,752

		1,865,398

Information Technology Services 0.2%
Amadeus IT Holding SA, Class A	63,119	2,878,249

Insurance 0.0%†
Mapfre SA	147,879	376,186

Machinery 0.0%†
Zardoya Otis SA	31,406	333,720

Oil, Gas & Consumable Fuels 0.1%
Repsol SA	157,543	2,075,859

Specialty Retail 0.3%
Industria de Diseno Textil SA (a)	157,190	5,059,248

Transportation Infrastructure 0.2%
Abertis Infraestructuras SA	75,862	1,280,734
Aena SA* (c)	10,122	1,445,980

		2,726,714

		55,825,398

SWEDEN 2.8%
Banks 0.7%
Nordea Bank AB	435,501	4,233,133
Skandinaviska Enskilda Banken AB, Class A	214,407	2,049,868
Svenska Handelsbanken AB, Class A	215,199	2,870,788
Swedbank AB, Class A	136,717	2,951,558

		12,105,347

Building Products 0.2%
Assa Abloy AB, Class B (a)	143,706	3,019,587

Commercial Services & Supplies 0.0%†
Securitas AB, Class B (a)	43,286	684,449

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B	436,337	3,535,382

Construction & Engineering 0.1%
Skanska AB, Class B	56,020	1,234,729

Diversified Financial Services 0.2%
Industrivarden AB, Class C	21,792	397,219
Investment AB Kinnevik, Class B	34,747	1,001,005

Common Stocks (continued)

	Shares	Market Value

SWEDEN (continued)
Diversified Financial Services (continued)
Investor AB, Class B	65,636	$2,411,474

		3,809,698

Diversified Telecommunication Services 0.1%
Telia Co AB	369,020	1,764,863

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	36,758	1,468,290

Food & Staples Retailing 0.0%†
ICA Gruppen AB (a)	10,956	360,222

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	28,842	610,834

Household Durables 0.1%
Electrolux AB Series B	33,204	964,899
Husqvarna AB, Class B	66,823	533,331

		1,498,230

Household Products 0.2%
Svenska Cellulosa AB SCA, Class B	87,408	2,757,865

Machinery 0.6%
Alfa Laval AB (a)	43,429	685,228
Atlas Copco AB, Class A (a)	95,596	2,476,630
Atlas Copco AB, Class B	56,652	1,361,116
Sandvik AB (a)	157,535	1,618,528
SKF AB, Class B	58,658	1,080,930
Volvo AB, Class B	225,350	2,642,626

		9,865,058

Metals & Mining 0.0%†
Boliden AB	42,729	747,345

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	29,852	560,075

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B*	136,127	4,847,534

Tobacco 0.0%†
Swedish Match AB (a)	28,275	898,066

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	44,534	425,510

		50,193,084

SWITZERLAND 9.5%
Beverages 0.0%†
Coca-Cola HBC AG*	28,173	577,493

Biotechnology 0.1%
Actelion Ltd. REG*	15,654	2,537,202

Building Products 0.1%
Geberit AG REG	5,318	2,046,005

Capital Markets 0.9%
Credit Suisse Group AG REG*	257,495	3,918,678
Julius Baer Group Ltd.*	32,305	1,384,456

59

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Capital Markets (continued)
Partners Group Holding AG (a)	2,330	$960,982
UBS Group AG REG	526,959	9,135,077

		15,399,193

Chemicals 0.6%
EMS-Chemie Holding AG REG	1,162	575,035
Givaudan SA REG	1,324	2,613,395
Sika AG — Bearer Shares	318	1,355,299
Syngenta AG REG	13,327	5,346,329

		9,890,058

Construction Materials 0.2%
LafargeHolcim Ltd. REG*	65,509	3,326,253

Diversified Financial Services 0.0%†
Pargesa Holding SA — Bearer Shares	4,620	321,454

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,718	1,889,408

Electrical Equipment 0.4%
ABB Ltd. REG*	316,881	6,708,459

Food Products 2.1%
Aryzta AG*	11,880	462,086
Barry Callebaut AG REG*	294	345,870
Chocoladefabriken Lindt & Spruengli AG	149	912,980
Chocoladefabriken Lindt & Spruengli AG REG	16	1,171,318
Nestle SA REG	459,454	34,293,503

		37,185,757

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG	7,291	976,102

Insurance 0.7%
Baloise Holding AG REG	7,078	877,364
Swiss Life Holding AG REG*	4,705	1,189,973
Swiss Re AG	50,494	4,487,836
Zurich Insurance Group AG*	21,564	4,838,624

		11,393,797

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	7,768	1,295,612

Machinery 0.1%
Schindler Holding AG REG	2,997	551,379
Schindler Holding AG — Participation Certificate	6,189	1,128,724
Sulzer AG REG	1,912	174,538

		1,854,641

Marine 0.1%
Kuehne + Nagel International AG REG	8,052	1,162,027

Metals & Mining 0.2%
Glencore PLC*	1,754,285	4,192,598

Pharmaceuticals 2.9%
Galenica AG REG (a)	575	841,796

Common Stocks (continued)

	Shares	Market Value

SWITZERLAND (continued)
Pharmaceuticals (continued)
Novartis AG REG	328,551	$25,003,474
Roche Holding AG	101,241	25,614,907

		51,460,177

Professional Services 0.2%
Adecco SA REG	23,718	1,531,079
SGS SA REG	771	1,699,964

		3,231,043

Real Estate Management & Development 0.1%
Swiss Prime Site AG REG*	9,228	808,984

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	84,510	519,603

Specialty Retail 0.0%†
Dufry AG REG*	5,506	725,790

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA REG	75,222	5,015,823
Swatch Group AG (The) REG	6,758	452,152
Swatch Group AG (The) — Bearer Shares (a)	4,413	1,505,634

		6,973,609

Trading Companies & Distributors 0.1%
Wolseley PLC	38,875	2,177,469

		166,652,734

UNITED KINGDOM 17.3%
Aerospace & Defense 0.4%
BAE Systems PLC	457,723	3,193,377
Cobham PLC	172,769	389,802
Meggitt PLC	110,647	665,249
Rolls-Royce Holdings PLC*	263,622	2,586,196

		6,834,624

Air Freight & Logistics 0.0%†
Royal Mail PLC	125,519	894,017

Airlines 0.1%
easyJet PLC	22,548	485,984
International Consolidated Airlines Group SA	124,443	959,599

		1,445,583

Auto Components 0.1%
GKN PLC	248,279	1,013,207

Automobiles 0.1%
Fiat Chrysler Automobiles NV	133,774	1,076,972

Banks 2.2%
Barclays PLC	2,408,353	6,046,792
HSBC Holdings PLC	2,835,243	18,788,804
Lloyds Banking Group PLC	8,228,053	8,075,928
Royal Bank of Scotland Group PLC*	503,377	1,693,535

60

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Banks (continued)
Standard Chartered PLC	469,479	$3,794,614

		38,399,673

Beverages 1.0%
Diageo PLC	366,890	9,919,272
SABMiller PLC	140,018	8,575,541

		18,494,813

Capital Markets 0.2%
3i Group PLC	132,325	917,816
Aberdeen Asset Management PLC	128,177	560,753
Hargreaves Lansdown PLC	38,642	727,530
ICAP PLC	74,662	511,863
Schroders PLC	16,815	618,999

		3,336,961

Chemicals 0.1%
Croda International PLC	20,457	901,182
Johnson Matthey PLC	28,381	1,199,520

		2,100,702

Commercial Services & Supplies 0.1%
Aggreko PLC	35,433	564,002
Babcock International Group PLC	33,597	466,226
G4S PLC	217,281	599,156

		1,629,384

Consumer Finance 0.0%†
Provident Financial PLC	20,502	874,432

Containers & Packaging 0.1%
Rexam PLC	105,798	967,596

Diversified Financial Services 0.1%
London Stock Exchange Group PLC	45,661	1,813,739

Diversified Telecommunication Services 0.5%
BT Group PLC	1,220,210	7,909,487
Inmarsat PLC	63,463	863,481

		8,772,968

Electric Utilities 0.2%
SSE PLC	144,426	3,190,885

Energy Equipment & Services 0.0%†
Petrofac Ltd.	35,696	442,255

Food & Staples Retailing 0.3%
J Sainsbury PLC	191,920	811,978
Tesco PLC*	1,167,613	2,935,426
Wm Morrison Supermarkets PLC	318,794	892,014

		4,639,418

Food Products 0.2%
Associated British Foods PLC	51,884	2,327,549
Tate & Lyle PLC	62,561	538,621

		2,866,170

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	130,360	$2,207,555

Hotels, Restaurants & Leisure 0.5%
Compass Group PLC	236,317	4,208,425
InterContinental Hotels Group PLC	34,933	1,396,099
Merlin Entertainments PLC (c)	97,359	614,988
Whitbread PLC	26,597	1,507,569
William Hill PLC	120,530	551,824

		8,278,905

Household Durables 0.3%
Barratt Developments PLC	145,895	1,136,143
Berkeley Group Holdings PLC	18,106	793,413
Persimmon PLC	43,607	1,268,356
Taylor Wimpey PLC	477,405	1,287,827

		4,485,739

Household Products 0.5%
Reckitt Benckiser Group PLC	91,820	8,945,003

Industrial Conglomerates 0.0%†
Smiths Group PLC	53,960	875,683

Information Technology Services 0.0%†
Worldpay Group PLC* (c)	153,411	598,317

Insurance 1.2%
Admiral Group PLC	30,939	840,880
Aviva PLC	580,091	3,675,159
Direct Line Insurance Group PLC	199,307	1,055,853
Legal & General Group PLC	855,078	2,794,306
Old Mutual PLC	716,151	1,947,041
Prudential PLC	370,577	7,315,017
RSA Insurance Group PLC	149,989	1,007,517
St James’s Place PLC	78,040	990,615
Standard Life PLC	284,708	1,359,558

		20,985,946

Internet Software & Services 0.0%†
Auto Trader Group PLC (c)	132,631	728,453

Machinery 0.1%
CNH Industrial NV	139,139	1,069,684
IMI PLC	37,062	507,188
Weir Group PLC (The)	28,356	498,091

		2,074,963

Media 0.8%
ITV PLC	545,979	1,799,688
Pearson PLC	121,043	1,426,308
RELX NV	144,637	2,428,973
RELX PLC	159,860	2,832,117
Sky PLC	148,036	2,034,906
WPP PLC	185,631	4,336,820

		14,858,812

61

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Metals & Mining 0.6%
Anglo American PLC	204,579	$2,288,272
Rio Tinto Ltd.	61,448	2,397,610
Rio Tinto PLC	177,910	5,968,221

		10,654,103

Multiline Retail 0.2%
Marks & Spencer Group PLC	237,373	1,472,432
Next PLC	20,751	1,544,416

		3,016,848

Multi-Utilities 0.6%
Centrica PLC	767,182	2,679,170
National Grid PLC	539,481	7,697,642

		10,376,812

Oil, Gas & Consumable Fuels 0.8%
BP PLC	2,639,448	14,541,726

Personal Products 1.1%
Unilever NV, CVA	237,389	10,428,461
Unilever PLC	184,949	8,263,869

		18,692,330

Pharmaceuticals 1.4%
AstraZeneca PLC	182,128	10,449,154
GlaxoSmithKline PLC	701,342	14,989,402

		25,438,556

Professional Services 0.1%
Capita PLC	97,593	1,429,926
Intertek Group PLC	24,074	1,148,466

		2,578,392

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC (The)	143,123	1,505,866
Hammerson PLC	108,405	927,721
Intu Properties PLC	141,447	629,887
Land Securities Group PLC	113,445	1,879,036
Segro PLC	102,333	625,241

		5,567,751

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	201,466	2,765,295

Software 0.1%
Sage Group PLC (The)	150,469	1,303,345

Specialty Retail 0.2%
Dixons Carphone PLC	139,515	868,474
Kingfisher PLC	322,289	1,717,066
Sports Direct International PLC*	35,507	200,306

		2,785,846

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	65,897	1,147,370

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Tobacco 1.4%
British American Tobacco PLC	270,270	$16,478,926
Imperial Brands PLC	137,457	7,473,980

		23,952,906

Trading Companies & Distributors 0.2%
Ashtead Group PLC	69,922	929,921
Bunzl PLC	49,509	1,477,745
Travis Perkins PLC	36,342	983,231

		3,390,897

Water Utilities 0.1%
Severn Trent PLC	34,705	1,131,395
United Utilities Group PLC	94,403	1,298,146

		2,429,541

Wireless Telecommunication Services 0.7%
Vodafone Group PLC	3,861,883	12,442,358

		303,944,200

UNITED STATES 0.1%
Hotels, Restaurants & Leisure 0.1%
Carnival PLC	26,780	1,335,755

Total Common Stocks (cost $1,596,950,275)		1,734,330,537

Preferred Stocks 0.5%
GERMANY 0.5%
Automobiles 0.3%
Bayerische Motoren Werke AG — Preference Shares	7,228	575,488
Porsche Automobil Holding SE — Preference Shares	22,649	1,265,247
Volkswagen AG — Preference Shares	27,546	3,995,909

		5,836,644

Chemicals 0.0%†
Fuchs Petrolub SE	9,984	427,523

Household Products 0.2%
Henkel AG & Co. KGaA	25,545	2,917,720

UNITED KINGDOM 0.0%†
Aerospace & Defense 0.0%†
Rolls-Royce Holdings PLC, Class C — Preference Shares*	18,717,162	27,349

Total Preferred Stocks (cost $7,825,324)		9,209,236

62

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Mutual Fund 0.3%

	Shares	Market Value

Money Market Fund 0.3%
Fidelity Institutional Money Market Fund — Institutional Class, 0.37% (d)(e)	5,780,407	$5,780,407

Total Mutual Fund (cost $5,780,407)		5,780,407

Repurchase Agreements 3.8%

	Principal Amount

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $23,542,370, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $24,012,659. (e)(f)	$23,541,821	23,541,821
Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $43,865,234, collateralized by U.S. Treasury Notes, ranging from 1.50% - 2.63%, maturing 05/31/20 - 12/31/22; total market value $44,741,544. (e)(f)	43,864,247	43,864,247

Total Repurchase Agreements (cost $67,406,068)		67,406,068

Total Investments (cost $1,677,962,074) (g) — 103.2%		1,816,726,248

Liabilities in excess of other assets — (3.2)%		(56,966,873)

NET ASSETS — 100.0%		$1,759,759,375

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $68,643,760.

(b)	Fair valued security.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2016 was $4,762,572 which represents 0.27% of net assets.
(d)	Represents 7-day effective yield as of April 30, 2016.

(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2016 was $73,186,475.

(f)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(g)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

Abp	Public Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation

BM	Limited Liability

CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest

CVA	Dutch Certificate

DJ	Dow Jones

FDR	Fiduciary Depositary Receipt

FTSE	Financial Times Stock Exchange

KGaA	Limited Partnership with shares

KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SC	Partnership with full liability

SCA	Limited partnership with share capital

SDR	Swedish Depository Receipts

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SGX	Singapore Exchange

SpA	Limited Share Company

63

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

At April 30, 2016, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
155	DJ Euro Stoxx 50	06/17/16	$5,283,661	$(3,902)
46	FTSE 100 Index	06/17/16	4,175,265	6,210
44	SGX Nikkei 225 Index	06/09/16	3,339,286	(146,136)
19	SPI 200 Index	06/16/16	1,889,261	54,082

			$14,687,473	$(89,746)

At April 30, 2016, the Fund had $1,011,834 segregated in foreign currency as collateral with the broker for open futures contract.

The accompanying notes are an integral part of these financial statements.

64

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide International Index Fund
Assets:
Investments, at value* (cost $1,610,556,006)	$1,749,320,180
Repurchase agreements, at value (cost $67,406,068)	67,406,068

Total Investments, at value (total cost $1,677,962,074)	1,816,726,248

Cash	675,316
Deposits with broker for futures contracts	1,011,834
Foreign currencies, at value (cost $5,798,469)	5,891,313
Dividends receivable	8,002,098
Security lending income receivable	239,755
Receivable for investments sold	232,985
Receivable for capital shares issued	166,876
Reclaims receivable	1,952,410
Prepaid expenses	48,005

Total Assets	1,834,946,840

Liabilities:
Payable for investments purchased	233,195
Payable for capital shares redeemed	803,884
Payable for variation margin on futures contracts	380,238
Payable upon return of securities loaned (Note 2)	73,186,475
Accrued expenses and other payables:
Investment advisory fees	343,848
Fund administration fees	44,576
Distribution fees	38,877
Administrative servicing fees	29,066
Accounting and transfer agent fees	15,784
Trustee fees	3,596
Custodian fees	10,797
Compliance program costs (Note 3)	734
Professional fees	34,902
Printing fees	11,359
Other	50,134

Total Liabilities	75,187,465

Net Assets	$1,759,759,375

Represented by:
Capital	$1,721,379,099
Accumulated undistributed net investment income	10,699,047
Accumulated net realized losses from investments, futures, and foreign currency transactions	(111,366,527)
Net unrealized appreciation/(depreciation) from investments	138,764,174
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(89,746)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	373,328

Net Assets	$1,759,759,375

*	Includes value of securities on loan of $68,643,760 (Note 2).

65

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide International Index Fund
Net Assets:
Class A Shares	$160,162,489
Class C Shares	6,204,523
Class R Shares	3,239,384
Institutional Class Shares	1,590,152,979

Total	$1,759,759,375

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	21,833,115
Class C Shares	895,159
Class R Shares	441,298
Institutional Class Shares	215,639,565

Total	238,809,137

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$7.34
Class C Shares (b)	$6.93
Class R Shares	$7.34
Institutional Class Shares	$7.37
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$7.79

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

66

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide International Index Fund
INVESTMENT INCOME:
Dividend income	$28,907,634
Income from securities lending (Note 2)	640,135
Interest income	3,547
Foreign tax withholding	(2,347,315)

Total Income	27,204,001

EXPENSES:
Investment advisory fees	2,016,216
Fund administration fees	248,771
Distribution fees Class A	196,470
Distribution fees Class C	29,148
Distribution fees Class R	7,777
Administrative servicing fees Class A	125,742
Administrative servicing fees Class C	2,205
Administrative servicing fees Class R	3,314
Registration and filing fees	26,348
Professional fees	91,624
Printing fees	9,691
Trustee fees	24,900
Custodian fees	31,813
Accounting and transfer agent fees	52,166
Compliance program costs (Note 3)	3,790
Other	88,599

Total Expenses	2,958,574

NET INVESTMENT INCOME	24,245,427

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(11,389,105)
Net realized gains from futures transactions (Note 2)	2,904,003
Net realized gains from foreign currency transactions (Note 2)	43,103

Net realized losses from investments, futures, and foreign currency transactions	(8,441,999)

Net change in unrealized appreciation/(depreciation) from investments	(67,303,601)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(1,849,669)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	743,397

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	(68,409,873)

Net realized/unrealized losses from investments, futures, foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(76,851,872)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(52,606,445)

The accompanying notes are an integral part of these financial statements.

67

Statements of Changes in Net Assets

	Nationwide International Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$24,245,427	$51,657,152
Net realized gains/(losses) from investments, futures, and foreign currency transactions	(8,441,999)	6,119,695
Net change in unrealized appreciation/(depreciation) from investments futures contracts, and translation of assets and liabilities denominated in foreign currencies	(68,409,873)	(76,571,546)

Change in net assets resulting from operations	(52,606,445)	(18,794,699)

Distributions to Shareholders From:
Net investment income:
Class A	(1,437,603)	(5,349,026)
Class C	(41,008)	(99,660)
Class R	(23,858)	(58,543)
Institutional Class	(16,607,203)	(49,741,973)
Net realized gains:
Class A	(1,486,305)	(651,027)
Class C	(54,295)	(9,993)
Class R	(28,670)	(3,713)
Institutional Class	(13,864,826)	(5,092,429)

Change in net assets from shareholder distributions	(33,543,768)	(61,006,364)

Change in net assets from capital transactions	85,082,386	77,409,368

Change in net assets	(1,067,827)	(2,391,695)

Net Assets:
Beginning of period	1,760,827,202	1,763,218,897

End of period	$1,759,759,375	$1,760,827,202

Accumulated undistributed net investment income at end of period	$10,699,047	$4,563,292

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$10,929,760	$38,576,714
Dividends reinvested	2,782,787	5,786,822
Cost of shares redeemed	(15,220,929)	(62,018,171)

Total Class A Shares	(1,508,382)	(17,654,635)

Class C Shares
Proceeds from shares issued	1,643,539	4,859,124
Dividends reinvested	72,099	78,316
Cost of shares redeemed	(771,858)	(1,176,110)

Total Class C Shares	943,780	3,761,330

Class R Shares
Proceeds from shares issued	623,995	3,145,898
Dividends reinvested	52,528	62,256
Cost of shares redeemed	(681,815)	(793,674)

Total Class R Shares	(5,292)	2,414,480

68

Statements of Changes in Net Assets (Continued)

	Nationwide International Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$118,133,874	$238,000,832
Dividends reinvested	30,472,029	54,834,402
Cost of shares redeemed	(62,953,623)	(203,947,041)

Total Institutional Class Shares	85,652,280	88,888,193

Change in net assets from capital transactions	$85,082,386	$77,409,368

SHARE TRANSACTIONS:
Class A Shares
Issued	1,516,471	4,793,240
Reinvested	379,881	738,469
Redeemed	(2,094,725)	(7,787,211)

Total Class A Shares	(198,373)	(2,255,502)

Class C Shares
Issued	235,782	630,808
Reinvested	10,389	10,386
Redeemed	(113,336)	(160,193)

Total Class C Shares	132,835	481,001

Class R Shares
Issued	88,490	397,700
Reinvested	7,156	7,804
Redeemed	(95,669)	(101,056)

Total Class R Shares	(23)	304,448

Institutional Class Shares
Issued	17,031,155	29,942,005
Reinvested	4,141,622	6,961,613
Redeemed	(8,561,211)	(24,806,858)

Total Institutional Class Shares	12,611,566	12,096,760

Total change in shares	12,546,005	10,626,707

The accompanying notes are an integral part of these financial statements.

69

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide International Index Fund

		Operations			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return(b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income to Average Net Assets(d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(d)(e)	Portfolio Turnover(f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$7.75	0.09	(0.36)	(0.27)	(0.07)	(0.07)	(0.14)	–	$7.34	(3.56%	)	$160,162,489	0.72%	2.49%	0.72%	1.66%
Year Ended October 31, 2015	$8.14	0.20	(0.34)	(0.14)	(0.22)	(0.03)	(0.25)	–	$7.75	(1.78%	)	$170,696,771	0.70%	2.50%	0.70%	6.69%
Year Ended October 31, 2014	$8.41	0.25	(0.27)	(0.02)	(0.25)	–	(0.25)	–	$8.14	(0.35%	)	$197,704,418	0.70%	2.92%	0.70%	5.68%
Year Ended October 31, 2013	$6.87	0.18	1.58	1.76	(0.22)	–	(0.22)	–	$8.41	26.05%		$198,132,384	0.70%	2.44%	0.70%	3.72%
Year Ended October 31, 2012	$6.69	0.18	0.16	0.34	(0.16)	–	(0.16)	–	$6.87	5.34%		$174,590,865	0.75%	2.70%	0.76%	26.78%
Year Ended October 31, 2011	$7.28	0.19	(0.62)	(0.43)	(0.16)	–	(0.16)	–	$6.69	(5.98%	)	$385,612,863	0.73%	2.61%	0.75%	7.03%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$7.34	0.06	(0.35)	(0.29)	(0.05)	(0.07)	(0.12)	–	$6.93	(3.96%	)	$6,204,523	1.39%	1.89%	1.39%	1.66%
Year Ended October 31, 2015	$7.73	0.15	(0.33)	(0.18)	(0.18)	(0.03)	(0.21)	–	$7.34	(2.41%	)	$5,592,927	1.38%	1.98%	1.38%	6.69%
Year Ended October 31, 2014	$8.01	0.15	(0.23)	(0.08)	(0.20)	–	(0.20)	–	$7.73	(1.04%	)	$2,174,848	1.38%	1.92%	1.38%	5.68%
Year Ended October 31, 2013	$6.56	0.12	1.51	1.63	(0.18)	–	(0.18)	–	$8.01	25.27%		$790,140	1.32%	1.69%	1.32%	3.72%
Year Ended October 31, 2012	$6.39	0.14	0.15	0.29	(0.12)	–	(0.12)	–	$6.56	4.76%		$404,593	1.34%	2.29%	1.35%	26.78%
Year Ended October 31, 2011	$6.96	0.15	(0.60)	(0.45)	(0.12)	–	(0.12)	–	$6.39	(6.53%	)	$583,593	1.33%	2.07%	1.35%	7.03%

Class R Shares(g)
Six Months Ended April 30, 2016 (Unaudited)	$7.75	0.08	(0.36)	(0.28)	(0.06)	(0.07)	(0.13)	–	$7.34	(3.68%	)	$3,239,384	1.02%	2.21%	1.02%	1.66%
Year Ended October 31, 2015	$8.15	0.19	(0.36)	(0.17)	(0.20)	(0.03)	(0.23)	–	$7.75	(2.11%	)	$3,422,400	0.95%	2.33%	0.95%	6.69%
Year Ended October 31, 2014	$8.42	0.24	(0.27)	(0.03)	(0.24)	–	(0.24)	–	$8.15	(0.42%	)	$1,115,530	0.80%	2.80%	0.80%	5.68%
Year Ended October 31, 2013	$6.89	0.17	1.57	1.74	(0.21)	–	(0.21)	–	$8.42	25.71%		$743,297	0.82%	2.27%	0.82%	3.72%
Year Ended October 31, 2012	$6.68	0.17	0.18	0.35	(0.14)	–	(0.14)	–	$6.89	5.55%		$168,392	0.84%	2.65%	0.84%	26.78%
Year Ended October 31, 2011	$7.27	0.18	(0.62)	(0.44)	(0.15)	–	(0.15)	–	$6.68	(6.12%	)	$3,355	0.87%	2.47%	0.88%	7.03%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$7.79	0.11	(0.38)	(0.27)	(0.08)	(0.07)	(0.15)	–	$7.37	(3.48%	)	$1,590,152,979	0.31%	2.94%	0.31%	1.66%
Year Ended October 31, 2015	$8.18	0.23	(0.34)	(0.11)	(0.25)	(0.03)	(0.28)	–	$7.79	(1.36%	)	$1,581,115,104	0.30%	2.90%	0.30%	6.69%
Year Ended October 31, 2014	$8.45	0.28	(0.27)	0.01	(0.28)	–	(0.28)	–	$8.18	0.05%		$1,562,224,101	0.30%	3.31%	0.30%	5.68%
Year Ended October 31, 2013	$6.91	0.21	1.57	1.78	(0.24)	–	(0.24)	–	$8.45	26.37%		$1,557,694,326	0.32%	2.77%	0.32%	3.72%
Year Ended October 31, 2012	$6.72	0.22	0.16	0.38	(0.19)	–	(0.19)	–	$6.91	5.93%		$1,317,225,599	0.34%	3.28%	0.35%	26.78%
Year Ended October 31, 2011	$7.31	0.22	(0.62)	(0.40)	(0.19)	–	(0.19)	–	$6.72	(5.57%	)	$1,172,141,826	0.33%	3.03%	0.35%	7.03%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

Theaccompanyingnotesareanintegral partof these financial statements.

70

Fund Overview	Nationwide Mid Cap Market Index Fund

Asset Allocation†

Common Stocks	97.7%
Repurchase Agreements	3.1%
Mutual Fund	0.3%
Liabilities in excess of other assets	(1.1)%
100.0%

Top Holdings††

Acuity Brands, Inc.	0.7%
LKQ Corp.	0.6%
Mettler-Toledo International, Inc.	0.6%
Alaska Air Group, Inc.	0.6%
Fortune Brands Home & Security, Inc.	0.6%
Ingredion, Inc.	0.5%
Waste Connections, Inc.	0.5%
Arthur J. Gallagher & Co.	0.5%
Alleghany Corp.	0.5%
ANSYS, Inc.	0.5%
Other Holdings*	94.4%
100.0%

Top Industries††

Real Estate Investment Trusts (REITs)	9.6%
Banks	5.7%
Insurance	5.2%
Machinery	4.4%
Software	4.1%
Electronic Equipment, Instruments & Components	3.9%
Health Care Equipment & Supplies	3.7%
Chemicals	3.3%
Information Technology Services	3.3%
Food Products	2.6%
Other Industries*	54.2%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

71

Shareholder Expense Example	Nationwide Mid Cap Market Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Mid Cap Market Index Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	1,017.10	3.46	0.69
	Hypothetical	(a)(b)	1,000.00	1,021.43	3.47	0.69
Class C Shares	Actual	(a)	1,000.00	1,013.30	6.86	1.37
	Hypothetical	(a)(b)	1,000.00	1,018.05	6.87	1.37
Class R Shares	Actual	(a)	1,000.00	1,015.40	4.86	0.97
	Hypothetical	(a)(b)	1,000.00	1,020.04	4.87	0.97
Institutional Class Shares	Actual	(a)	1,000.00	1,019.00	1.36	0.27
	Hypothetical	(a)(b)	1,000.00	1,023.52	1.36	0.27

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

72

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 97.7%

	Shares	Market Value

Aerospace & Defense 1.9%
B/E Aerospace, Inc.	81,147	$3,946,178
Curtiss-Wright Corp.	35,378	2,709,247
Esterline Technologies Corp.*	23,554	1,617,218
Huntington Ingalls Industries, Inc.	37,199	5,385,299
KLX, Inc.*	41,958	1,414,824
Orbital ATK, Inc.	46,742	4,066,554
Teledyne Technologies, Inc.*	27,384	2,545,343
Triumph Group, Inc.	39,212	1,418,690

		23,103,353

Airlines 1.0%
Alaska Air Group, Inc.	99,107	6,980,106
JetBlue Airways Corp.*	255,119	5,048,805

		12,028,911

Auto Components 0.4%
Dana Holding Corp.	118,786	1,535,903
Gentex Corp.	229,325	3,678,373

		5,214,276

Automobiles 0.2%
Thor Industries, Inc.	36,277	2,322,454

Banks 5.7%
Associated Banc-Corp.	118,990	2,170,378
BancorpSouth, Inc.	67,433	1,584,001
Bank of Hawaii Corp.	34,208	2,340,169
Bank of the Ozarks, Inc.	64,863	2,678,842
Cathay General Bancorp	59,168	1,805,807
Commerce Bancshares, Inc.	66,038	3,091,899
Cullen/Frost Bankers, Inc. (a)	43,344	2,773,583
East West Bancorp, Inc.	114,265	4,283,795
First Horizon National Corp.	189,027	2,661,500
First Niagara Financial Group, Inc.	282,158	2,979,589
FirstMerit Corp.	131,732	2,919,181
FNB Corp.	166,033	2,194,956
Fulton Financial Corp.	137,634	1,925,500
Hancock Holding Co.	61,528	1,597,882
International Bancshares Corp.	44,286	1,159,850
PacWest Bancorp	90,913	3,634,702
PrivateBancorp, Inc.	63,114	2,626,174
Prosperity Bancshares, Inc.	52,163	2,752,642
Signature Bank*	42,317	5,832,552
SVB Financial Group*	41,022	4,277,774
Synovus Financial Corp.	100,589	3,134,353
TCF Financial Corp.	135,566	1,849,120
Trustmark Corp.	53,679	1,315,672
Umpqua Holdings Corp.	174,816	2,767,337
Valley National Bancorp	176,891	1,673,389
Webster Financial Corp.	72,699	2,663,691

		68,694,338

Common Stocks (continued)

	Shares	Market Value

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*	7,577	$1,182,618

Biotechnology 0.3%
United Therapeutics Corp.*	36,047	3,792,144

Building Products 1.3%
A.O. Smith Corp.	59,310	4,579,918
Fortune Brands Home & Security, Inc.	125,220	6,938,440
Lennox International, Inc.	31,609	4,265,635

		15,783,993

Capital Markets 1.8%
Eaton Vance Corp.	91,216	3,149,688
Federated Investors, Inc., Class B	75,150	2,374,740
Janus Capital Group, Inc.	116,821	1,705,587
Raymond James Financial, Inc.	101,761	5,308,871
SEI Investments Co.	109,251	5,252,788
Stifel Financial Corp.*	55,282	1,819,331
Waddell & Reed Financial, Inc., Class A	63,935	1,300,438
WisdomTree Investments, Inc. (a)	91,213	993,310

		21,904,753

Chemicals 3.4%
Albemarle Corp.	89,185	5,900,480
Ashland, Inc.	50,239	5,606,672
Cabot Corp.	49,548	2,417,447
Minerals Technologies, Inc.	27,693	1,658,811
NewMarket Corp.	7,903	3,209,092
Olin Corp.	131,207	2,859,000
PolyOne Corp.	67,761	2,438,041
RPM International, Inc.	105,509	5,331,370
Scotts Miracle-Gro Co. (The), Class A	36,097	2,554,946
Sensient Technologies Corp.	35,701	2,400,892
Valspar Corp. (The)	57,764	6,162,841

		40,539,592

Commercial Services & Supplies 2.0%
Clean Harbors, Inc.*	41,627	2,056,374
Copart, Inc.*	80,954	3,468,069
Deluxe Corp.	38,851	2,439,066
Herman Miller, Inc.	47,533	1,434,070
HNI Corp.	35,087	1,534,004
MSA Safety, Inc.	25,212	1,212,445
R.R. Donnelley & Sons Co.	165,730	2,883,702
Rollins, Inc.	74,639	2,005,550
Waste Connections, Inc.	97,218	6,540,827

		23,574,107

Communications Equipment 0.9%
ARRIS International PLC*	142,616	3,247,367
Ciena Corp.*	102,706	1,728,542
InterDigital, Inc.	27,885	1,588,887
NetScout Systems, Inc.*	78,339	1,743,826

73

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Communications Equipment (continued)
Plantronics, Inc.	26,839	$1,031,960
Polycom, Inc.*	106,956	1,278,124

		10,618,706

Construction & Engineering 0.8%
AECOM*	121,337	3,942,239
Granite Construction, Inc.	31,344	1,397,629
KBR, Inc.	113,040	1,758,902
Valmont Industries, Inc.	18,094	2,540,036

		9,638,806

Construction Materials 0.2%
Eagle Materials, Inc.	39,197	2,905,282

Consumer Finance 0.2%
SLM Corp.*	338,898	2,294,339

Containers & Packaging 1.6%
AptarGroup, Inc.	49,901	3,792,476
Bemis Co., Inc.	75,231	3,775,092
Greif, Inc., Class A	20,769	720,684
Packaging Corp. of America	74,897	4,859,317
Silgan Holdings, Inc.	32,111	1,629,312
Sonoco Products Co.	80,166	3,758,984

		18,535,865

Distributors 0.9%
LKQ Corp.*	243,252	7,796,227
Pool Corp.	33,413	2,920,630

		10,716,857

Diversified Consumer Services 0.7%
DeVry Education Group, Inc. (a)	46,065	799,228
Graham Holdings Co., Class B	3,417	1,628,337
Service Corp. International	154,781	4,128,009
Sotheby’s (a)	44,238	1,205,043

		7,760,617

Diversified Financial Services 1.5%
CBOE Holdings, Inc.	65,001	4,027,462
FactSet Research Systems, Inc.	32,734	4,934,651
MarketAxess Holdings, Inc.	29,821	3,660,826
MSCI, Inc.	70,682	5,367,591

		17,990,530

Electric Utilities 1.8%
Great Plains Energy, Inc.	122,590	3,828,486
Hawaiian Electric Industries, Inc.	85,383	2,791,170
IDACORP, Inc.	39,987	2,908,254
OGE Energy Corp.	158,624	4,693,684
PNM Resources, Inc.	63,267	2,004,299
Westar Energy, Inc.	112,577	5,810,099

		22,035,992

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment 1.3%
Acuity Brands, Inc.	34,792	$8,485,421
Hubbell, Inc.	42,358	4,479,782
Regal Beloit Corp.	35,493	2,286,459

		15,251,662

Electronic Equipment, Instruments & Components 3.9%
Arrow Electronics, Inc.*	72,246	4,486,477
Avnet, Inc.	104,263	4,287,294
Belden, Inc.	33,366	2,106,729
Cognex Corp.	67,386	2,394,225
FEI Co.	32,447	2,888,432
Ingram Micro, Inc., Class A	117,867	4,119,452
IPG Photonics Corp.*	28,987	2,512,303
Jabil Circuit, Inc.	151,357	2,627,557
Keysight Technologies, Inc.*	136,036	3,547,819
Knowles Corp.* (a)	70,583	943,695
National Instruments Corp.	80,121	2,208,936
SYNNEX Corp.	23,046	1,902,908
Tech Data Corp.*	27,847	1,912,810
Trimble Navigation Ltd.*	199,281	4,772,780
VeriFone Systems, Inc.*	87,524	2,490,933
Vishay Intertechnology, Inc.	107,645	1,308,963
Zebra Technologies Corp., Class A*	41,426	2,591,611

		47,102,924

Energy Equipment & Services 1.6%
Dril-Quip, Inc.*	30,135	1,953,351
Ensco PLC, Class A	232,339	2,778,774
Nabors Industries Ltd.	223,707	2,192,329
Noble Corp. PLC (a)	193,219	2,169,849
Oceaneering International, Inc.	77,712	2,848,145
Oil States International, Inc.*	41,152	1,425,505
Patterson-UTI Energy, Inc.	116,882	2,308,420
Rowan Cos. PLC, Class A	99,200	1,865,952
Superior Energy Services, Inc.	120,286	2,028,022

		19,570,347

Food & Staples Retailing 0.8%
Casey’s General Stores, Inc.	31,030	3,475,360
Sprouts Farmers Market, Inc.*	112,288	3,151,924
SUPERVALU, Inc.*	211,418	1,063,433
United Natural Foods, Inc.*	39,990	1,426,443

		9,117,160

Food Products 2.6%
Dean Foods Co. (a)	72,849	1,255,188
Flowers Foods, Inc.	148,355	2,842,482
Hain Celestial Group, Inc. (The)*	81,906	3,428,585
Ingredion, Inc.	57,106	6,572,330
Lancaster Colony Corp.	15,427	1,797,246
Post Holdings, Inc.*	50,927	3,658,596
Snyder’s-Lance, Inc.	62,757	2,006,341

74

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Food Products (continued)
Tootsie Roll Industries, Inc. (a)	14,758	$525,975
TreeHouse Foods, Inc.*	44,795	3,959,878
WhiteWave Foods Co. (The)*	140,097	5,633,300

		31,679,921

Gas Utilities 2.2%
Atmos Energy Corp.	81,081	5,882,427
National Fuel Gas Co.	67,347	3,737,759
New Jersey Resources Corp.	68,252	2,435,231
ONE Gas, Inc.	41,543	2,429,019
Questar Corp.	139,026	3,485,382
UGI Corp.	136,596	5,496,623
WGL Holdings, Inc.	39,616	2,689,530

		26,155,971

Health Care Equipment & Supplies 3.7%
ABIOMED, Inc.*	31,014	3,012,700
Align Technology, Inc.*	57,573	4,156,195
Cooper Cos., Inc. (The)	38,441	5,884,548
Halyard Health, Inc.*	37,100	1,044,736
Hill-Rom Holdings, Inc.	45,149	2,182,954
IDEXX Laboratories, Inc.*	71,223	6,007,660
LivaNova PLC*	33,754	1,779,849
ResMed, Inc.	111,249	6,207,694
STERIS PLC	68,207	4,820,189
Teleflex, Inc.	33,077	5,152,735
West Pharmaceutical Services, Inc.	57,461	4,091,223

		44,340,483

Health Care Providers & Services 2.2%
Amsurg Corp.*	42,556	3,446,185
Community Health Systems, Inc.*	89,672	1,710,942
LifePoint Health, Inc.*	34,279	2,315,889
MEDNAX, Inc.*	74,514	5,312,103
Molina Healthcare, Inc.*	32,605	1,687,635
Owens & Minor, Inc.	49,788	1,811,785
Tenet Healthcare Corp.*	78,325	2,482,119
VCA, Inc.*	64,180	4,041,415
WellCare Health Plans, Inc.*	35,051	3,154,239

		25,962,312

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	150,425	2,015,695

Hotels, Restaurants & Leisure 2.1%
Brinker International, Inc.	45,393	2,102,604
Buffalo Wild Wings, Inc.*	14,962	1,999,821
Cheesecake Factory, Inc. (The)	35,841	1,828,249
Cracker Barrel Old Country Store, Inc. (a)	19,015	2,783,986
Domino’s Pizza, Inc.	39,582	4,784,672
Dunkin’ Brands Group, Inc.	72,834	3,386,781
International Speedway Corp., Class A	20,572	688,956
Jack in the Box, Inc.	27,576	1,862,759

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
Panera Bread Co., Class A*	18,269	$3,918,518
Wendy’s Co. (The)	173,778	1,887,229

		25,243,575

Household Durables 1.6%
CalAtlantic Group, Inc.	60,779	1,967,416
KB Home (a)	66,325	900,030
M.D.C. Holdings, Inc.	31,499	775,190
NVR, Inc.*	2,899	4,816,080
Tempur Sealy International, Inc.*	49,617	3,010,263
Toll Brothers, Inc.*	123,280	3,365,544
TRI Pointe Group, Inc.*	115,851	1,343,872
Tupperware Brands Corp.	40,109	2,329,130

		18,507,525

Household Products 0.2%
Energizer Holdings, Inc.	49,132	2,136,751

Independent Power and Renewable Electricity Producers 0.1%
Talen Energy Corp.*	50,556	589,483

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	50,991	5,195,983

Information Technology Services 3.3%
Acxiom Corp.*	61,791	1,357,548
Broadridge Financial Solutions, Inc.	94,441	5,651,349
Computer Sciences Corp.	109,765	3,636,514
Convergys Corp.	76,837	2,036,181
CoreLogic, Inc.*	70,148	2,488,851
DST Systems, Inc.	25,186	3,039,447
Gartner, Inc.*	65,446	5,704,928
Jack Henry & Associates, Inc.	62,679	5,078,879
Leidos Holdings, Inc.	51,079	2,534,029
MAXIMUS, Inc.	51,579	2,728,529
NeuStar, Inc., Class A* (a)	39,703	932,624
Science Applications International Corp.	32,909	1,747,139
WEX, Inc.*	30,722	2,902,922

		39,838,940

Insurance 5.3%
Alleghany Corp.*	12,271	6,396,627
American Financial Group, Inc.	56,573	3,909,760
Arthur J. Gallagher & Co.	140,650	6,475,526
Aspen Insurance Holdings Ltd.	48,570	2,251,220
Brown & Brown, Inc.	91,425	3,209,932
CNO Financial Group, Inc.	143,018	2,627,241
Endurance Specialty Holdings Ltd.	49,003	3,135,212
Everest Re Group Ltd.	33,965	6,280,129
First American Financial Corp.	86,772	3,125,527
Genworth Financial, Inc., Class A*	383,229	1,314,475
Hanover Insurance Group, Inc. (The)	34,123	2,926,388
Kemper Corp.	38,424	1,189,607
Mercury General Corp.	27,218	1,439,832

75

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
Old Republic International Corp.	193,897	$3,585,156
Primerica, Inc. (a)	38,315	1,898,891
Reinsurance Group of America, Inc.	51,899	4,941,823
RenaissanceRe Holdings Ltd.	34,275	3,801,440
W.R. Berkley Corp.	78,067	4,371,752

		62,880,538

Internet & Catalog Retail 0.1%
HSN, Inc.	25,331	1,343,303

Internet Software & Services 0.6%
comScore, Inc.*	37,379	1,144,545
j2 Global, Inc.	36,736	2,333,471
Rackspace Hosting, Inc.*	88,475	2,023,423
WebMD Health Corp.*	29,788	1,868,899

		7,370,338

Leisure Products 0.9%
Brunswick Corp.	72,337	3,474,346
Polaris Industries, Inc. (a)	48,003	4,698,534
Vista Outdoor, Inc.*	48,574	2,330,580

		10,503,460

Life Sciences Tools & Services 1.5%
Bio-Rad Laboratories, Inc., Class A*	16,556	2,348,469
Bio-Techne Corp.	29,543	2,752,817
Charles River Laboratories International, Inc.*	37,141	2,944,167
Mettler-Toledo International, Inc.*	21,432	7,671,584
PAREXEL International Corp.*	42,678	2,607,626

		18,324,663

Machinery 4.4%
AGCO Corp.	56,329	3,011,912
CLARCOR, Inc.	38,718	2,275,457
Crane Co.	39,290	2,183,345
Donaldson Co., Inc.	97,901	3,199,405
Graco, Inc.	43,761	3,430,425
IDEX Corp.	60,290	4,937,751
ITT Corp.	71,120	2,728,874
Joy Global, Inc. (a)	77,819	1,657,545
Kennametal, Inc.	63,299	1,479,931
Lincoln Electric Holdings, Inc.	51,093	3,201,998
Nordson Corp.	42,534	3,263,634
Oshkosh Corp.	58,136	2,839,944
Terex Corp.	86,315	2,062,065
Timken Co. (The)	55,480	1,976,752
Toro Co. (The)	43,255	3,739,395
Trinity Industries, Inc.	121,449	2,369,470
Wabtec Corp.	73,009	6,054,636
Woodward, Inc.	44,263	2,399,497

		52,812,036

Common Stocks (continued)

	Shares	Market Value

Marine 0.2%
Kirby Corp.*	42,725	$2,726,710

Media 1.5%
AMC Networks, Inc., Class A*	48,409	3,157,719
Cable One, Inc.	3,490	1,601,770
Cinemark Holdings, Inc.	83,810	2,904,017
DreamWorks Animation SKG, Inc., Class A*	56,921	2,272,286
John Wiley & Sons, Inc., Class A	38,551	1,911,744
Live Nation Entertainment, Inc.*	115,828	2,487,986
Meredith Corp.	29,933	1,535,862
New York Times Co. (The), Class A	98,267	1,259,783
Time, Inc.	84,463	1,241,606

		18,372,773

Metals & Mining 1.9%
Allegheny Technologies, Inc. (a)	86,557	1,414,341
Carpenter Technology Corp.	37,560	1,330,000
Commercial Metals Co.	92,355	1,655,002
Compass Minerals International, Inc.	26,797	2,008,703
Reliance Steel & Aluminum Co.	57,084	4,222,503
Royal Gold, Inc.	51,823	3,245,156
Steel Dynamics, Inc.	193,220	4,871,076
United States Steel Corp. (a)	116,291	2,222,321
Worthington Industries, Inc.	36,126	1,363,757

		22,332,859

Multiline Retail 0.3%
Big Lots, Inc.	39,366	1,805,325
J.C. Penney Co., Inc.* (a)	243,261	2,257,462

		4,062,787

Multi-Utilities 1.3%
Alliant Energy Corp.	90,150	6,357,378
Black Hills Corp. (a)	40,713	2,466,801
MDU Resources Group, Inc.	155,054	3,110,383
Vectren Corp.	65,772	3,212,962

		15,147,524

Oil, Gas & Consumable Fuels 2.1%
CONSOL Energy, Inc. (a)	182,010	2,739,251
Denbury Resources, Inc. (a)	278,890	1,076,515
Energen Corp.	77,129	3,277,211
Gulfport Energy Corp.*	97,745	3,059,419
HollyFrontier Corp.	140,255	4,993,078
QEP Resources, Inc.	151,709	2,720,142
SM Energy Co. (a)	54,121	1,686,410
Western Refining, Inc.	53,704	1,437,119
World Fuel Services Corp.	56,248	2,628,469
WPX Energy, Inc.*	186,103	1,797,755

		25,415,369

Paper & Forest Products 0.3%
Domtar Corp.	49,833	1,925,547

76

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Paper & Forest Products (continued)
Louisiana-Pacific Corp.*	113,824	$1,935,008

		3,860,555

Personal Products 0.5%
Avon Products, Inc.	346,055	1,629,919
Edgewell Personal Care Co.	47,160	3,870,421

		5,500,340

Pharmaceuticals 0.5%
Akorn, Inc.*	63,652	1,619,943
Catalent, Inc.*	78,188	2,308,892
Prestige Brands Holdings, Inc.*	41,940	2,381,353

		6,310,188

Professional Services 0.6%
CEB, Inc.	25,961	1,601,534
FTI Consulting, Inc.*	32,800	1,321,840
ManpowerGroup, Inc.	57,442	4,424,757

		7,348,131

Real Estate Investment Trusts (REITs) 9.7%
Alexandria Real Estate Equities, Inc.	58,460	5,433,857
American Campus Communities, Inc.	103,774	4,643,886
Camden Property Trust	69,277	5,592,732
Care Capital Properties, Inc.	66,737	1,779,876
Communications Sales & Leasing, Inc.	95,270	2,213,122
Corporate Office Properties Trust	75,459	1,937,787
Corrections Corp. of America	93,319	2,838,764
DCT Industrial Trust, Inc.	70,674	2,853,109
Douglas Emmett, Inc.	111,699	3,624,633
Duke Realty Corp.	275,390	6,022,779
EPR Properties	50,523	3,328,455
Equity One, Inc.	72,537	2,052,797
First Industrial Realty Trust, Inc.	76,790	1,761,563
Healthcare Realty Trust, Inc.	81,570	2,469,940
Highwoods Properties, Inc.	76,708	3,584,565
Hospitality Properties Trust	120,402	3,081,087
Kilroy Realty Corp.	73,385	4,756,082
Lamar Advertising Co., Class A	65,237	4,047,303
LaSalle Hotel Properties	89,946	2,149,709
Liberty Property Trust	116,496	4,065,710
Mack-Cali Realty Corp.	71,497	1,827,463
Mid-America Apartment Communities, Inc.	59,930	5,735,900
National Retail Properties, Inc.	112,338	4,915,911
Omega Healthcare Investors, Inc.	131,801	4,450,920
Post Properties, Inc.	42,927	2,462,293
Potlatch Corp.	32,525	1,145,531
Rayonier, Inc.	97,807	2,413,877
Regency Centers Corp.	77,770	5,731,649
Senior Housing Properties Trust	188,665	3,316,731
Sovran Self Storage, Inc.	31,400	3,335,308
Tanger Factory Outlet Centers, Inc.	75,661	2,654,188

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Taubman Centers, Inc.	47,858	$3,323,738
Urban Edge Properties	73,813	1,914,709
Weingarten Realty Investors	90,993	3,359,462
WP Glimcher, Inc.	147,455	1,546,803

		116,372,239

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	36,658	1,401,802
Jones Lang LaSalle, Inc.	35,861	4,130,111

		5,531,913

Road & Rail 0.8%
Genesee & Wyoming, Inc., Class A*	45,226	2,944,665
Landstar System, Inc.	33,659	2,206,347
Old Dominion Freight Line, Inc.*	54,564	3,603,952
Werner Enterprises, Inc.	35,681	904,157

		9,659,121

Semiconductors & Semiconductor Equipment 1.7%
Advanced Micro Devices, Inc.* (a)	510,643	1,812,783
Cree, Inc.* (a)	80,186	1,965,359
Cypress Semiconductor Corp. (a)	249,843	2,256,082
Fairchild Semiconductor International, Inc.*	90,251	1,805,020
Integrated Device Technology, Inc.*	107,555	2,073,660
Intersil Corp., Class A	105,327	1,231,273
Microsemi Corp.*	89,285	3,016,940
Silicon Laboratories, Inc.*	30,686	1,436,105
Synaptics, Inc.*	29,140	2,084,967
Teradyne, Inc.	162,308	3,069,244

		20,751,433

Software 4.2%
ACI Worldwide, Inc.*	94,582	1,890,694
ANSYS, Inc.*	70,071	6,360,345
Cadence Design Systems, Inc.*	242,602	5,625,940
CDK Global, Inc.	123,364	5,868,426
CommVault Systems, Inc.*	33,383	1,461,174
Fair Isaac Corp.	24,947	2,662,094
Fortinet, Inc.*	115,898	3,767,844
Manhattan Associates, Inc.*	58,003	3,511,502
Mentor Graphics Corp.	79,869	1,594,185
PTC, Inc.*	91,003	3,317,969
Synopsys, Inc.*	120,382	5,720,553
Tyler Technologies, Inc.*	26,154	3,829,207
Ultimate Software Group, Inc. (The)*	22,919	4,505,646

		50,115,579

Specialty Retail 2.3%
Aaron’s, Inc.	51,321	1,345,123
Abercrombie & Fitch Co., Class A	53,370	1,426,580
American Eagle Outfitters, Inc.	131,953	1,888,247
Ascena Retail Group, Inc.*	136,462	1,202,230

77

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Cabela’s, Inc.*	38,267	$1,995,624
Chico’s FAS, Inc.	106,602	1,344,251
CST Brands, Inc.	60,085	2,269,411
Dick’s Sporting Goods, Inc.	71,567	3,316,415
GameStop Corp., Class A (a)	83,159	2,727,615
Guess?, Inc.	50,976	935,410
Murphy USA, Inc.*	31,130	1,787,485
Office Depot, Inc.*	392,549	2,308,188
Restoration Hardware Holdings, Inc.* (a)	29,721	1,286,028
Williams-Sonoma, Inc.	65,663	3,859,671

		27,692,278

Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp.* (a)	84,583	1,496,273
Diebold, Inc.	51,747	1,359,394
Lexmark International, Inc., Class A	49,223	1,900,008
NCR Corp.*	98,380	2,861,874

		7,617,549

Textiles, Apparel & Luxury Goods 1.1%
Carter’s, Inc.	41,095	4,383,604
Deckers Outdoor Corp.*	25,761	1,489,243
Fossil Group, Inc.*	32,906	1,332,693
Kate Spade & Co.*	101,808	2,619,520
Skechers U.S.A., Inc., Class A*	103,812	3,430,987

		13,256,047

Thrifts & Mortgage Finance 0.6%
New York Community Bancorp, Inc.	386,082	5,802,813
Washington Federal, Inc.	73,114	1,775,939

		7,578,752

Trading Companies & Distributors 0.7%
GATX Corp. (a)	33,460	1,537,152
MSC Industrial Direct Co., Inc., Class A	38,299	2,968,172
NOW, Inc.* (a)	85,144	1,537,701
Watsco, Inc.	20,448	2,749,643

		8,792,668

Water Utilities 0.4%
Aqua America, Inc.	140,580	4,450,763

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	75,114	2,221,121

Total Common Stocks (cost $915,779,142)		1,171,697,302

Mutual Fund 0.3%

	Shares	Market Value

Money Market Fund 0.3%
Fidelity Institutional Money Market Fund — Institutional Class, 0.37% (b)(c)	3,194,866	$3,194,866

Total Mutual Fund (cost $3,194,866)		3,194,866

Repurchase Agreements 3.1%

	Principal Amount

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $13,012,010, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $13,271,941. (c)(d)	$13,011,706	13,011,706
Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $24,244,579, collateralized by U.S. Treasury Notes, ranging from 1.50% - 2.63%, maturing 05/31/20 - 12/31/22; total market value $24,728,920. (c)(d)	24,244,033	24,244,033

Total Repurchase Agreements (cost $37,255,739)		37,255,739

Total Investments (cost $956,229,747) (e) — 101.1%		1,212,147,907

Liabilities in excess of other assets — (1.1%)		(13,384,691)

NET ASSETS — 100.0%		$1,198,763,216

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $39,256,711.

(b)	Represents 7-day effective yield as of April 30, 2016.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2016 was $40,450,605.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

78

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At April 30, 2016, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
208	S&P MID 400 E-Mini	06/17/16	$30,332,640	$246,693

At April 30, 2016, the Fund has $1,394,800 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

79

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund
Assets:
Investments, at value* (cost $918,974,008)	$1,174,892,168
Repurchase agreements, at value (cost $37,255,739)	37,255,739

Total Investments, at value (total cost $956,229,747)	1,212,147,907

Cash	29,295,474
Deposits with broker for futures contracts	1,394,800
Dividends receivable	608,562
Security lending income receivable	26,225
Receivable for capital shares issued	283,270
Prepaid expenses	44,983

Total Assets	1,243,801,221

Liabilities:
Payable for investments purchased	183,623
Payable for capital shares redeemed	3,787,071
Payable for variation margin on futures contracts	183,041
Payable upon return of securities loaned (Note 2)	40,450,605
Accrued expenses and other payables:
Investment advisory fees	191,993
Fund administration fees	32,163
Distribution fees	72,118
Administrative servicing fees	59,237
Accounting and transfer agent fees	3,395
Trustee fees	2,139
Custodian fees	8,463
Compliance program costs (Note 3)	483
Professional fees	16,536
Printing fees	18,803
Other	28,335

Total Liabilities	45,038,005

Net Assets	$1,198,763,216

Represented by:
Capital	$903,210,523
Accumulated undistributed net investment income	3,004,249
Accumulated net realized gains from investments and futures transactions	36,383,591
Net unrealized appreciation/(depreciation) from investments	255,918,160
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	246,693

Net Assets	$1,198,763,216

*	Includes value of securities on loan of $39,256,711 (Note 2).

80

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund
Net Assets:
Class A Shares	$281,918,890
Class C Shares	11,053,168
Class R Shares	13,222,281
Institutional Class Shares	892,568,877

Total	$1,198,763,216

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	16,934,285
Class C Shares	704,831
Class R Shares	801,731
Institutional Class Shares	52,896,548

Total	71,337,395

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$16.65
Class C Shares (b)	$15.68
Class R Shares	$16.49
Institutional Class Shares	$16.87
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$17.67

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

81

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund
INVESTMENT INCOME:
Dividend income	$10,282,570
Income from securities lending (Note 2)	207,227
Interest income	52,802

Total Income	10,542,599

EXPENSES:
Investment advisory fees	1,170,040
Fund administration fees	178,635
Distribution fees Class A	343,996
Distribution fees Class C	54,990
Distribution fees Class R	29,007
Administrative servicing fees Class A	233,917
Administrative servicing fees Class C	5,503
Administrative servicing fees Class R	11,603
Registration and filing fees	27,164
Professional fees	29,501
Printing fees	12,716
Trustee fees	16,975
Custodian fees	21,293
Accounting and transfer agent fees	13,833
Compliance program costs (Note 3)	2,572
Other	78,012

Total expenses before fees waived	2,229,757

Investment advisory fees waived (Note 3)	(9,846)

Net Expenses	2,219,911

NET INVESTMENT INCOME	8,322,688

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	51,464,128
Net realized gains from futures transactions (Note 2)	1,002,021

Net realized gains from investments and futures transactions	52,466,149

Net change in unrealized appreciation/(depreciation) from investments	(37,189,330)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(239,598)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(37,428,928)

Net realized/unrealized gains from investments and futures transactions	15,037,221

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,359,909

The accompanying notes are an integral part of these financial statements.

82

Statements of Changes in Net Assets

	Nationwide Mid Cap Market Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$8,322,688	$14,182,246
Net realized gains from investments and futures transactions	52,466,149	128,658,194
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(37,428,928)	(98,480,808)

Change in net assets resulting from operations	23,359,909	44,359,632

Distributions to Shareholders From:
Net investment income:
Class A	(1,627,061)	(3,214,207)
Class C	(39,357)	(37,759)
Class R	(53,819)	(65,128)
Institutional Class	(6,579,306)	(12,945,626)
Net realized gains:
Class A	(32,393,746)	(21,257,241)
Class C	(1,384,877)	(485,651)
Class R	(1,313,452)	(706,013)
Institutional Class	(94,704,739)	(62,813,789)

Change in net assets from shareholder distributions	(138,096,357)	(101,525,414)

Change in net assets from capital transactions	110,700,756	(29,163,293)

Change in net assets	(4,035,692)	(86,329,075)

Net Assets:
Beginning of period	1,202,798,908	1,289,127,983

End of period	$1,198,763,216	$1,202,798,908

Accumulated undistributed net investment income at end of period	$3,004,249	$2,981,104

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$23,786,132	$66,245,474
Dividends reinvested	31,340,409	22,910,628
Cost of shares redeemed	(41,960,917)	(93,787,165)

Total Class A Shares	13,165,624	(4,631,063)

Class C Shares
Proceeds from shares issued	1,507,135	6,863,183
Dividends reinvested	1,261,803	476,881
Cost of shares redeemed	(2,472,248)	(1,020,692)

Total Class C Shares	296,690	6,319,372

Class R Shares
Proceeds from shares issued	5,682,246	5,731,485
Dividends reinvested	249,194	168,036
Cost of shares redeemed	(2,396,093)	(11,998,183)

Total Class R Shares	3,535,347	(6,098,662)

83

Statements of Changes in Net Assets (Continued)

	Nationwide Mid Cap Market Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$57,649,794	$74,605,641
Dividends reinvested	101,230,161	75,759,415
Cost of shares redeemed	(65,176,860)	(175,117,996)

Total Institutional Class Shares	93,703,095	(24,752,940)

Change in net assets from capital transactions	$110,700,756	$(29,163,293)

SHARE TRANSACTIONS:
Class A Shares
Issued	1,447,983	3,458,650
Reinvested	1,979,641	1,281,598
Redeemed	(2,572,379)	(4,894,199)

Total Class A Shares	855,245	(153,951)

Class C Shares
Issued	97,103	374,117
Reinvested	84,458	28,092
Redeemed	(161,514)	(56,589)

Total Class C Shares	20,047	345,620

Class R Shares
Issued	356,003	305,995
Reinvested	15,882	9,483
Redeemed	(152,849)	(617,643)

Total Class R Shares	219,036	(302,165)

Institutional Class Shares
Issued	3,636,835	3,859,753
Reinvested	6,309,961	4,180,905
Redeemed	(3,863,906)	(8,977,446)

Total Institutional Class Shares	6,082,890	(936,788)

Total change in shares	7,177,218	(1,047,284)

The accompanying notes are an integral part of these financial statements.

84

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Mid Cap Market Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$18.60	0.09	0.11	0.20	(0.10)	(2.05)	(2.15)	–	$16.65	1.71%	$281,918,890	0.69%	1.17%		0.69%	12.56%
Year Ended October 31, 2015	$19.62	0.16	0.31	0.47	(0.19)	(1.30)	(1.49)	–	$18.60	2.77%	$299,007,777	0.68%	0.82%		0.68%	18.60%
Year Ended October 31, 2014	$18.58	0.15	1.81	1.96	(0.13)	(0.79)	(0.92)	–	$19.62	10.98%	$318,463,597	0.68%	0.79%		0.68%	13.82%
Year Ended October 31, 2013	$14.74	0.15	4.46	4.61	(0.16)	(0.61)	(0.77)	–	$18.58	32.63%	$310,901,128	0.68%	0.88%		0.68%	11.97%
Year Ended October 31, 2012	$14.40	0.11	1.34	1.45	(0.04)	(1.07)	(1.11)	–	$14.74	11.38%	$232,877,271	0.70%	0.75%		0.70%	17.46%
Year Ended October 31, 2011	$13.64	0.08	0.95	1.03	(0.13)	(0.14)	(0.27)	–	$14.40	7.51%	$231,028,775	0.68%	0.55%		0.70%	23.58%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$17.66	0.04	0.09	0.13	(0.06)	(2.05)	(2.11)	–	$15.68	1.33%	$11,053,168	1.37%	0.48%		1.37%	12.56%
Year Ended October 31, 2015	$18.72	0.02	0.32	0.34	(0.10)	(1.30)	(1.40)	–	$17.66	2.11%	$12,090,140	1.35%	0.13%		1.35%	18.60%
Year Ended October 31, 2014	$17.83	0.02	1.73	1.75	(0.07)	(0.79)	(0.86)	–	$18.72	10.20%	$6,350,081	1.34%	0.12%		1.34%	13.82%
Year Ended October 31, 2013	$14.19	0.03	4.31	4.34	(0.09)	(0.61)	(0.70)	–	$17.83	31.93%	$3,870,760	1.28%	0.21%		1.28%	11.97%
Year Ended October 31, 2012	$13.96	0.02	1.28	1.30	–	(1.07)	(1.07)	–	$14.19	10.61%	$1,530,845	1.30%	0.15%		1.30%	17.46%
Year Ended October 31, 2011	$13.27	(0.01)	0.93	0.92	(0.09)	(0.14)	(0.23)	–	$13.96	6.89%	$1,639,282	1.29%	(0.07%	)	1.31%	23.58%

Class R Shares(g)
Six Months Ended April 30, 2016 (Unaudited)	$18.45	0.07	0.10	0.17	(0.08)	(2.05)	(2.13)	–	$16.49	1.54%	$13,222,281	0.97%	0.86%		0.97%	12.56%
Year Ended October 31, 2015	$19.45	0.11	0.31	0.42	(0.12)	(1.30)	(1.42)	–	$18.45	2.48%	$10,748,707	0.95%	0.57%		0.95%	18.60%
Year Ended October 31, 2014	$18.45	0.11	1.80	1.91	(0.12)	(0.79)	(0.91)	–	$19.45	10.74%	$17,210,020	0.86%	0.61%		0.86%	13.82%
Year Ended October 31, 2013	$14.65	0.10	4.46	4.56	(0.15)	(0.61)	(0.76)	–	$18.45	32.52%	$13,406,939	0.78%	0.60%		0.78%	11.97%
Year Ended October 31, 2012	$14.35	0.10	1.33	1.43	(0.06)	(1.07)	(1.13)	–	$14.65	11.28%	$848,708	0.81%	0.66%		0.81%	17.46%
Year Ended October 31, 2011	$13.58	0.07	0.96	1.03	(0.12)	(0.14)	(0.26)	–	$14.35	7.39%	$3,789	0.77%	0.45%		0.77%	23.58%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$18.82	0.13	0.11	0.24	(0.14)	(2.05)	(2.19)	–	$16.87	1.90%	$892,568,877	0.27%	1.58%		0.27%	12.56%
Year Ended October 31, 2015	$19.83	0.24	0.32	0.56	(0.27)	(1.30)	(1.57)	–	$18.82	3.21%	$880,952,284	0.27%	1.24%		0.27%	18.60%
Year Ended October 31, 2014	$18.78	0.23	1.82	2.05	(0.21)	(0.79)	(1.00)	–	$19.83	11.36%	$947,104,285	0.28%	1.19%		0.28%	13.82%
Year Ended October 31, 2013	$14.88	0.21	4.52	4.73	(0.22)	(0.61)	(0.83)	–	$18.78	33.23%	$891,793,194	0.29%	1.28%		0.29%	11.97%
Year Ended October 31, 2012	$14.56	0.17	1.34	1.51	(0.12)	(1.07)	(1.19)	–	$14.88	11.79%	$722,161,015	0.30%	1.15%		0.30%	17.46%
Year Ended October 31, 2011	$13.76	0.14	0.96	1.10	(0.16)	(0.14)	(0.30)	–	$14.56	7.92%	$670,936,967	0.29%	0.94%		0.31%	23.58%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

85

Fund Overview	Nationwide S&P 500 Index Fund

Asset Allocation†

Common Stocks	96.9%
Repurchase Agreements	0.6%
Mutual Fund	0.1%
Other assets in excess of liabilities	2.4%
100.0%

Top Industries††

Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	6.1%
Banks	5.5%
Internet Software & Services	4.2%
Software	4.1%
Information Technology Services	3.7%
Technology Hardware, Storage & Peripherals	3.6%
Media	3.2%
Real Estate Investment Trusts (REITs)	2.9%
Biotechnology	2.7%
Other Industries*	57.9%
100.0%

Top Holdings††

Apple, Inc.	2.9%
Microsoft Corp.	2.2%
Exxon Mobil Corp.	2.0%
Johnson & Johnson	1.7%
General Electric Co.	1.6%
Berkshire Hathaway, Inc., Class B	1.5%
Facebook, Inc., Class A	1.5%
Amazon.com, Inc.	1.4%
AT&T, Inc.	1.3%
JPMorgan Chase & Co.	1.3%
Other Holdings*	82.6%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

86

Shareholder Expense Example	Nationwide S&P 500 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During

Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide S&P 500 Index Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	1,001.40	3.04	0.61
	Hypothetical	(a)(b)	1,000.00	1,021.83	3.07	0.61
Class C Shares	Actual	(a)	1,000.00	997.90	6.16	1.24
	Hypothetical	(a)(b)	1,000.00	1,018.70	6.22	1.24
Class R Shares	Actual	(a)	1,000.00	1,000.50	4.08	0.82
	Hypothetical	(a)(b)	1,000.00	1,020.79	4.12	0.82
Institutional Service Class Shares	Actual	(a)	1,000.00	1,002.50	2.09	0.42
	Hypothetical	(a)(b)	1,000.00	1,022.77	2.11	0.42
Institutional Class Shares	Actual	(a)	1,000.00	1,003.70	0.85	0.17
	Hypothetical	(a)(b)	1,000.00	1,024.02	0.86	0.17
Service Class Shares	Actual	(a)	1,000.00	1,001.10	2.84	0.57
	Hypothetical	(a)(b)	1,000.00	1,022.03	2.87	0.57

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

87

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 96.9%

	Shares	Market Value

Aerospace & Defense 2.5%
Boeing Co. (The)	78,662	$10,603,638
General Dynamics Corp.	36,981	5,196,570
Honeywell International, Inc.	97,241	11,111,729
L-3 Communications Holdings, Inc.	9,844	1,294,781
Lockheed Martin Corp.	33,187	7,711,995
Northrop Grumman Corp.	22,903	4,723,973
Raytheon Co.	37,811	4,777,420
Rockwell Collins, Inc.	16,507	1,455,752
Textron, Inc.	34,367	1,329,316
United Technologies Corp.	98,197	10,248,821

		58,453,995

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	18,036	1,280,015
Expeditors International of Washington, Inc.	23,409	1,161,321
FedEx Corp.	32,364	5,343,620
United Parcel Service, Inc., Class B	87,419	9,185,114

		16,970,070

Airlines 0.5%
American Airlines Group, Inc.	76,118	2,640,533
Delta Air Lines, Inc.	98,762	4,115,413
Southwest Airlines Co.	80,515	3,591,774
United Continental Holdings, Inc.*	45,353	2,077,621

		12,425,341

Auto Components 0.3%
BorgWarner, Inc.	27,508	988,087
Delphi Automotive PLC	35,173	2,589,788
Goodyear Tire & Rubber Co. (The)	33,509	970,756
Johnson Controls, Inc.	81,332	3,367,145

		7,915,776

Automobiles 0.6%
Ford Motor Co.	492,820	6,682,639
General Motors Co.	177,830	5,654,994
Harley-Davidson, Inc.	23,315	1,115,157

		13,452,790

Banks 5.4%
Bank of America Corp.	1,304,092	18,987,580
BB&T Corp.	97,968	3,466,108
Citigroup, Inc.	372,084	17,220,048
Citizens Financial Group, Inc.	66,258	1,513,995
Comerica, Inc.	21,746	965,522
Fifth Third Bancorp	99,749	1,826,404
Huntington Bancshares, Inc.	103,300	1,039,198
JPMorgan Chase & Co.	463,500	29,293,200
KeyCorp	104,902	1,289,246
M&T Bank Corp.	20,091	2,377,167
People’s United Financial, Inc.	40,227	623,519

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
PNC Financial Services Group, Inc. (The)	63,247	$5,551,822
Regions Financial Corp.	163,935	1,537,710
SunTrust Banks, Inc.	63,995	2,671,151
U.S. Bancorp	206,474	8,814,375
Wells Fargo & Co.	583,687	29,172,676
Zions Bancorporation	26,489	728,977

		127,078,698

Beverages 2.3%
Brown-Forman Corp., Class B	12,763	1,229,332
Coca-Cola Co. (The)	492,718	22,073,766
Coca-Cola Enterprises, Inc.	26,220	1,376,026
Constellation Brands, Inc., Class A	22,245	3,471,555
Dr. Pepper Snapple Group, Inc.	23,721	2,156,476
Molson Coors Brewing Co., Class B	23,282	2,226,458
Monster Beverage Corp.*	18,839	2,716,960
PepsiCo, Inc.	182,944	18,835,914

		54,086,487

Biotechnology 2.6%
Alexion Pharmaceuticals, Inc.*	28,626	3,987,029
Amgen, Inc.	95,035	15,044,041
Baxalta, Inc.	86,073	3,610,762
Biogen, Inc.*	27,607	7,591,649
Celgene Corp.*	98,659	10,202,327
Gilead Sciences, Inc.	172,600	15,225,046
Regeneron Pharmaceuticals, Inc.*	9,870	3,718,128
Vertex Pharmaceuticals, Inc.*	31,392	2,647,601

		62,026,583

Building Products 0.1%
Allegion PLC	12,437	814,002
Masco Corp.	42,253	1,297,589

		2,111,591

Capital Markets 1.9%
Affiliated Managers Group, Inc.*	6,707	1,142,336
Ameriprise Financial, Inc.	21,329	2,045,451
Bank of New York Mellon Corp. (The)	135,955	5,470,829
BlackRock, Inc.	15,857	5,650,325
Charles Schwab Corp. (The)	152,045	4,319,599
E*TRADE Financial Corp.*	35,813	901,771
Franklin Resources, Inc.	47,586	1,776,861
Goldman Sachs Group, Inc. (The)	49,520	8,126,727
Invesco Ltd.	53,227	1,650,569
Legg Mason, Inc.	13,969	448,545
Morgan Stanley	192,337	5,204,639
Northern Trust Corp.	27,294	1,940,058
State Street Corp.	50,668	3,156,617
T. Rowe Price Group, Inc.	31,532	2,374,044

		44,208,371

88

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Chemicals 2.1%
Air Products & Chemicals, Inc.	24,348	$3,552,130
Airgas, Inc.	8,144	1,160,031
CF Industries Holdings, Inc.	28,902	955,789
Dow Chemical Co. (The)	141,211	7,429,111
E.I. du Pont de Nemours & Co.	110,055	7,253,725
Eastman Chemical Co.	18,662	1,425,404
Ecolab, Inc.	33,802	3,886,554
FMC Corp.	17,327	749,566
International Flavors & Fragrances, Inc.	10,078	1,204,019
LyondellBasell Industries NV, Class A	43,709	3,613,423
Monsanto Co.	55,731	5,220,880
Mosaic Co. (The)	44,189	1,236,850
PPG Industries, Inc.	33,814	3,732,727
Praxair, Inc.	36,176	4,249,233
Sherwin-Williams Co. (The)	9,938	2,855,287

		48,524,729

Commercial Services & Supplies 0.4%
ADT Corp. (The)	21,387	897,826
Cintas Corp.	10,844	973,574
Pitney Bowes, Inc.	25,273	529,975
Republic Services, Inc.	30,088	1,416,242
Stericycle, Inc.*	10,672	1,019,816
Tyco International PLC	53,088	2,044,950
Waste Management, Inc.	52,144	3,065,546

		9,947,929

Communications Equipment 0.9%
Cisco Systems, Inc.	635,813	17,478,500
F5 Networks, Inc.*	8,675	908,706
Harris Corp.	15,624	1,250,076
Juniper Networks, Inc.	44,578	1,043,125
Motorola Solutions, Inc.	20,177	1,517,109

		22,197,516

Construction & Engineering 0.1%
Fluor Corp.	17,415	951,904
Jacobs Engineering Group, Inc.*	15,892	708,465
Quanta Services, Inc.*	20,716	491,384

		2,151,753

Construction Materials 0.1%
Martin Marietta Materials, Inc.	8,016	1,356,548
Vulcan Materials Co.	16,742	1,801,941

		3,158,489

Consumer Finance 0.8%
American Express Co.	103,608	6,779,071
Capital One Financial Corp.	66,812	4,836,521
Discover Financial Services	52,501	2,954,231
Navient Corp.	43,129	589,573
Synchrony Financial*	104,708	3,200,924

		18,360,320

Common Stocks (continued)

	Shares	Market Value

Containers & Packaging 0.3%
Avery Dennison Corp.	11,170	$811,054
Ball Corp. (a)	17,972	1,282,841
International Paper Co.	52,060	2,252,636
Owens-Illinois, Inc.*	20,832	384,559
Sealed Air Corp.	24,792	1,174,149
WestRock Co.	31,895	1,334,806

		7,240,045

Distributors 0.1%
Genuine Parts Co.	18,933	1,817,000

Diversified Consumer Services 0.0%†
H&R Block, Inc.	30,584	619,020

Diversified Financial Services 2.1%
Berkshire Hathaway, Inc., Class B*	236,715	34,437,298
CME Group, Inc.	42,934	3,946,064
Intercontinental Exchange, Inc.	15,100	3,624,453
Leucadia National Corp.	43,225	720,993
Moody’s Corp.	21,599	2,067,456
Nasdaq, Inc.	14,246	879,121
S&P Global, Inc.	33,465	3,575,735

		49,251,120

Diversified Telecommunication Services 2.6%
AT&T, Inc.	777,268	30,173,544
CenturyLink, Inc.	68,942	2,133,755
Frontier Communications Corp.	151,478	842,217
Level 3 Communications, Inc.*	36,238	1,893,798
Verizon Communications, Inc.	514,788	26,223,301

		61,266,615

Electric Utilities 2.0%
American Electric Power Co., Inc.	62,346	3,958,971
Duke Energy Corp.	87,152	6,865,834
Edison International	40,914	2,893,029
Entergy Corp.	22,401	1,684,107
Eversource Energy	39,832	2,248,118
Exelon Corp.	115,475	4,052,018
FirstEnergy Corp.	53,124	1,731,311
NextEra Energy, Inc.	58,354	6,861,263
PG&E Corp.	62,484	3,636,569
Pinnacle West Capital Corp.	14,374	1,044,271
PPL Corp.	85,612	3,222,436
Southern Co. (The)	115,647	5,793,915
Xcel Energy, Inc.	63,729	2,551,072

		46,542,914

Electrical Equipment 0.5%
AMETEK, Inc.	29,873	1,436,592
Eaton Corp. PLC	58,117	3,677,063
Emerson Electric Co.	81,266	4,439,561
Rockwell Automation, Inc.	16,578	1,881,106

		11,434,322

89

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp., Class A	38,710	$2,161,179
Corning, Inc.	139,745	2,609,039
FLIR Systems, Inc.	17,912	541,122
TE Connectivity Ltd.	46,815	2,784,556

		8,095,896

Energy Equipment & Services 1.1%
Baker Hughes, Inc.	54,762	2,648,290
Diamond Offshore Drilling, Inc. (a)	8,358	202,765
FMC Technologies, Inc.*	29,562	901,346
Halliburton Co.	108,739	4,492,008
Helmerich & Payne, Inc. (a)	13,977	924,159
National Oilwell Varco, Inc.	47,185	1,700,548
Schlumberger Ltd.	175,548	14,103,526
Transocean Ltd. (a)	44,335	491,232

		25,463,874

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	55,633	8,240,916
CVS Health Corp.	139,052	13,974,726
Kroger Co. (The)	123,407	4,367,374
Sysco Corp.	65,927	3,037,257
Walgreens Boots Alliance, Inc.	108,835	8,628,439
Wal-Mart Stores, Inc.	198,306	13,260,722
Whole Foods Market, Inc.	41,025	1,193,007

		52,702,441

Food Products 1.7%
Archer-Daniels-Midland Co.	74,936	2,992,944
Campbell Soup Co.	22,554	1,391,807
ConAgra Foods, Inc.	54,363	2,422,415
General Mills, Inc.	75,055	4,603,874
Hershey Co. (The)	18,043	1,679,984
Hormel Foods Corp.	33,882	1,306,151
J.M. Smucker Co. (The)	15,029	1,908,383
Kellogg Co.	32,043	2,461,223
Kraft Heinz Co. (The)	75,277	5,876,875
McCormick & Co., Inc., Non-Voting Shares	14,603	1,369,469
Mead Johnson Nutrition Co.	23,408	2,040,007
Mondelez International, Inc., Class A	198,479	8,526,658
Tyson Foods, Inc., Class A	37,126	2,443,633

		39,023,423

Gas Utilities 0.0%†
AGL Resources, Inc.	15,592	1,026,889

Health Care Equipment & Supplies 2.3%
Abbott Laboratories	186,202	7,243,258
Baxter International, Inc.	68,692	3,037,560
Becton, Dickinson and Co.	26,789	4,319,994
Boston Scientific Corp.*	168,923	3,702,792
C.R. Bard, Inc.	9,279	1,968,725
Dentsply Sirona, Inc.	31,280	1,864,288

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.*	27,088	$2,877,017
Hologic, Inc.*	31,182	1,047,403
Intuitive Surgical, Inc.*	4,693	2,939,508
Medtronic PLC	177,681	14,063,451
St. Jude Medical, Inc.	35,496	2,704,795
Stryker Corp.	39,662	4,323,555
Varian Medical Systems, Inc.*	11,991	973,429
Zimmer Biomet Holdings, Inc.	22,635	2,620,454

		53,686,229

Health Care Providers & Services 2.6%
Aetna, Inc.	44,225	4,965,141
AmerisourceBergen Corp.	24,532	2,087,673
Anthem, Inc.	33,097	4,659,065
Cardinal Health, Inc.	41,312	3,241,340
Centene Corp.*	21,463	1,329,847
Cigna Corp.	32,349	4,481,630
DaVita HealthCare Partners, Inc.*	20,933	1,546,949
Express Scripts Holding Co.*	79,943	5,894,197
HCA Holdings, Inc.*	38,681	3,118,462
Henry Schein, Inc.*	10,414	1,756,842
Humana, Inc.	18,614	3,295,981
Laboratory Corp. of America Holdings*	12,709	1,592,692
McKesson Corp.	28,896	4,849,327
Patterson Cos., Inc.	10,830	469,481
Quest Diagnostics, Inc.	18,002	1,353,210
UnitedHealth Group, Inc.	120,211	15,829,384
Universal Health Services, Inc., Class B	11,452	1,530,903

		62,002,124

Health Care Technology 0.1%
Cerner Corp.*	38,235	2,146,513

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	56,871	2,789,523
Chipotle Mexican Grill, Inc.*	3,809	1,603,475
Darden Restaurants, Inc.	14,954	930,886
Marriott International, Inc., Class A (a)	24,217	1,697,370
McDonald’s Corp.	114,108	14,433,521
Royal Caribbean Cruises Ltd.	21,549	1,667,893
Starbucks Corp.	186,454	10,484,308
Starwood Hotels & Resorts Worldwide, Inc.	21,185	1,734,628
Wyndham Worldwide Corp.	14,113	1,001,317
Wynn Resorts Ltd. (a)	10,537	930,417
Yum! Brands, Inc.	51,324	4,083,337

		41,356,675

Household Durables 0.5%
D.R. Horton, Inc.	41,207	1,238,682
Garmin Ltd.	15,303	652,367
Harman International Industries, Inc.	9,217	707,497
Leggett & Platt, Inc.	17,648	869,870
Lennar Corp., Class A	23,216	1,051,917

90

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Household Durables (continued)
Mohawk Industries, Inc.*	7,984	$1,537,958
Newell Brands, Inc.	57,662	2,625,927
PulteGroup, Inc.	41,197	757,613
Whirlpool Corp.	9,820	1,710,055

		11,151,886

Household Products 1.9%
Church & Dwight Co., Inc.	16,466	1,526,398
Clorox Co. (The)	16,211	2,030,104
Colgate-Palmolive Co.	112,631	7,987,790
Kimberly-Clark Corp.	45,583	5,706,536
Procter & Gamble Co. (The)	335,521	26,881,943

		44,132,771

Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	83,199	928,501
NRG Energy, Inc.	40,739	615,159

		1,543,660

Industrial Conglomerates 2.5%
3M Co.	76,540	12,811,265
Danaher Corp.	75,605	7,314,784
General Electric Co.	1,179,413	36,266,950
Roper Technologies, Inc.	12,659	2,229,123

		58,622,122

Information Technology Services 3.6%
Accenture PLC, Class A	79,356	8,960,880
Alliance Data Systems Corp.*	7,466	1,517,912
Automatic Data Processing, Inc.	57,917	5,122,180
Cognizant Technology Solutions Corp., Class A*	77,124	4,501,728
CSRA, Inc.	17,856	463,542
Fidelity National Information Services, Inc.	34,839	2,292,406
Fiserv, Inc.*	28,247	2,760,297
Global Payments, Inc.	19,463	1,404,839
International Business Machines Corp.	111,745	16,308,065
MasterCard, Inc., Class A	123,849	12,012,115
Paychex, Inc.	40,295	2,100,175
PayPal Holdings, Inc.*	140,738	5,514,115
Teradata Corp.*	17,246	436,324
Total System Services, Inc.	20,950	1,071,383
Visa, Inc., Class A	242,676	18,744,294
Western Union Co. (The)	63,451	1,269,020
Xerox Corp.	119,505	1,147,248

		85,626,523

Insurance 2.5%
Aflac, Inc.	52,865	3,646,099
Allstate Corp. (The)	47,960	3,119,798
American International Group, Inc.	145,415	8,117,065

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
Aon PLC	33,953	$3,569,139
Assurant, Inc.	7,974	674,361
Chubb Ltd.	58,269	6,867,584
Cincinnati Financial Corp.	18,519	1,222,439
Hartford Financial Services Group, Inc. (The)	50,332	2,233,734
Lincoln National Corp.	29,964	1,301,936
Loews Corp.	33,958	1,347,454
Marsh & McLennan Cos., Inc.	65,506	4,136,704
MetLife, Inc.	138,442	6,243,734
Principal Financial Group, Inc.	34,189	1,459,187
Progressive Corp. (The)	73,399	2,392,807
Prudential Financial, Inc.	56,384	4,377,654
Torchmark Corp.	14,059	813,876
Travelers Cos., Inc. (The)	37,459	4,116,744
Unum Group	30,148	1,031,363
Willis Towers Watson PLC	17,264	2,156,274
XL Group PLC	37,392	1,223,840

		60,051,792

Internet & Catalog Retail 2.0%
Amazon.com, Inc.*	48,788	32,180,077
Expedia, Inc.	14,780	1,711,080
Netflix, Inc.*	54,124	4,872,784
Priceline Group, Inc. (The)*	6,285	8,444,903
TripAdvisor, Inc.*	14,652	946,373

		48,155,217

Internet Software & Services 4.1%
Akamai Technologies, Inc.*	22,345	1,139,372
Alphabet, Inc., Class A*	36,975	26,173,863
Alphabet, Inc., Class C*	37,551	26,023,218
eBay, Inc.*	136,822	3,342,561
Facebook, Inc., Class A*	290,008	34,099,141
VeriSign, Inc.* (a)	12,187	1,052,957
Yahoo!, Inc.*	110,436	4,041,958

		95,873,070

Leisure Products 0.1%
Hasbro, Inc.	14,085	1,192,155
Mattel, Inc.	42,615	1,324,900

		2,517,055

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	41,616	1,702,927
Illumina, Inc.*	18,681	2,521,748
PerkinElmer, Inc.	13,584	684,905
Thermo Fisher Scientific, Inc.	50,117	7,229,377
Waters Corp.*	10,255	1,334,791

		13,473,748

91

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Machinery 1.3%
Caterpillar, Inc.	73,727	$5,730,062
Cummins, Inc.	20,627	2,413,978
Deere & Co.	37,936	3,190,797
Dover Corp.	19,460	1,278,522
Flowserve Corp.	16,970	828,306
Illinois Tool Works, Inc.	41,535	4,341,238
Ingersoll-Rand PLC	32,782	2,148,532
PACCAR, Inc.	44,386	2,614,779
Parker-Hannifin Corp.	17,076	1,981,158
Pentair PLC	22,636	1,314,699
Snap-on, Inc.	7,293	1,161,629
Stanley Black & Decker, Inc.	19,249	2,154,348
Xylem, Inc.	22,093	923,046

		30,081,094

Media 3.1%
Cablevision Systems Corp., Class A	27,512	918,626
CBS Corp. Non-Voting Shares, Class B	53,291	2,979,500
Comcast Corp., Class A	307,398	18,677,503
Discovery Communications, Inc., Class A*	17,742	484,534
Discovery Communications, Inc., Class C*	31,425	841,562
Interpublic Group of Cos., Inc. (The)	51,028	1,170,582
News Corp., Class A	49,474	614,467
News Corp., Class B	12,767	165,460
Omnicom Group, Inc.	30,422	2,524,113
Scripps Networks Interactive, Inc., Class A	12,269	764,972
TEGNA, Inc.	28,747	671,530
Time Warner Cable, Inc.	35,818	7,597,356
Time Warner, Inc.	99,766	7,496,417
Twenty-First Century Fox, Inc., Class A	145,237	4,394,872
Twenty-First Century Fox, Inc., Class B	51,725	1,557,957
Viacom, Inc., Class B	43,596	1,783,076
Walt Disney Co. (The)	189,709	19,589,351

		72,231,878

Metals & Mining 0.4%
Alcoa, Inc. (a)	164,520	1,837,688
Freeport-McMoRan, Inc.	157,861	2,210,054
Newmont Mining Corp.	66,444	2,323,547
Nucor Corp.	40,136	1,997,970

		8,369,259

Multiline Retail 0.6%
Dollar General Corp.	36,535	2,992,582
Dollar Tree, Inc.*	29,485	2,350,249
Kohl’s Corp.	23,837	1,055,979
Macy’s, Inc.	39,477	1,562,894
Nordstrom, Inc. (a)	16,502	843,747
Target Corp.	76,271	6,063,545

		14,868,996

Common Stocks (continued)

	Shares	Market Value

Multi-Utilities 1.1%
Ameren Corp.	30,469	$1,462,512
CenterPoint Energy, Inc.	55,791	1,196,717
CMS Energy Corp.	34,794	1,415,420
Consolidated Edison, Inc.	36,818	2,746,623
Dominion Resources, Inc.	75,552	5,399,701
DTE Energy Co.	22,538	2,009,488
NiSource, Inc.	41,321	938,400
Public Service Enterprise Group, Inc.	63,537	2,930,962
SCANA Corp.	17,947	1,232,779
Sempra Energy	29,611	3,060,297
TECO Energy, Inc.	30,502	847,041
WEC Energy Group, Inc.	39,642	2,307,561

		25,547,501

Oil, Gas & Consumable Fuels 6.0%
Anadarko Petroleum Corp.	63,811	3,366,668
Apache Corp.	47,470	2,582,368
Cabot Oil & Gas Corp.	57,929	1,355,539
Chesapeake Energy Corp.*	65,775	451,874
Chevron Corp.	237,972	24,315,979
Cimarex Energy Co.	11,798	1,284,566
Columbia Pipeline Group, Inc.	50,456	1,292,683
Concho Resources, Inc.*	16,218	1,884,045
ConocoPhillips	156,240	7,466,710
Devon Energy Corp.	64,139	2,224,340
EOG Resources, Inc.	69,638	5,753,492
EQT Corp.	20,181	1,414,688
Exxon Mobil Corp.	524,825	46,394,530
Hess Corp.	33,382	1,990,235
Kinder Morgan, Inc.	232,239	4,124,565
Marathon Oil Corp.	107,274	1,511,491
Marathon Petroleum Corp.	66,929	2,615,585
Murphy Oil Corp.	20,838	744,750
Newfield Exploration Co.*	25,047	907,954
Noble Energy, Inc.	53,447	1,929,971
Occidental Petroleum Corp.	96,598	7,404,237
ONEOK, Inc.	27,137	981,002
Phillips 66	59,106	4,853,194
Pioneer Natural Resources Co.	20,664	3,432,290
Range Resources Corp.	21,962	968,744
Southwestern Energy Co.*	49,848	669,459
Spectra Energy Corp.	84,313	2,636,467
Tesoro Corp.	15,118	1,204,753
Valero Energy Corp.	59,394	3,496,525
Williams Cos., Inc. (The)	85,679	1,661,316

		140,920,020

Personal Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	27,951	2,679,662

Pharmaceuticals 5.9%
AbbVie, Inc.	203,617	12,420,637
Allergan PLC*	49,882	10,802,446

92

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	211,017	$15,231,207
Eli Lilly & Co.	123,185	9,304,163
Endo International PLC*	26,141	705,807
Johnson & Johnson	348,801	39,093,616
Mallinckrodt PLC*	14,105	881,845
Merck & Co., Inc.	350,799	19,237,817
Mylan NV*	51,871	2,163,539
Perrigo Co. PLC	18,385	1,777,278
Pfizer, Inc.	764,561	25,008,790
Zoetis, Inc.	57,525	2,705,401

		139,332,546

Professional Services 0.3%
Dun & Bradstreet Corp. (The)	4,686	517,381
Equifax, Inc.	14,878	1,789,080
Nielsen Holdings PLC	45,717	2,383,684
Robert Half International, Inc.	16,152	618,783
Verisk Analytics, Inc., Class A*	19,574	1,518,551

		6,827,479

Real Estate Investment Trusts (REITs) 2.8%
American Tower Corp.	53,652	5,627,022
Apartment Investment & Management Co., Class A	20,283	812,537
AvalonBay Communities, Inc.	17,433	3,081,980
Boston Properties, Inc.	19,286	2,485,194
Crown Castle International Corp.	41,914	3,641,488
Equinix, Inc.	8,752	2,891,223
Equity Residential	45,743	3,113,726
Essex Property Trust, Inc.	8,293	1,828,192
Extra Space Storage, Inc.	16,011	1,360,134
Federal Realty Investment Trust	8,718	1,325,833
General Growth Properties, Inc.	73,120	2,049,554
HCP, Inc.	58,398	1,975,604
Host Hotels & Resorts, Inc.	94,384	1,493,155
Iron Mountain, Inc.	24,916	910,182
Kimco Realty Corp.	51,902	1,459,484
Macerich Co. (The)	16,301	1,240,180
Prologis, Inc.	65,841	2,989,840
Public Storage	18,677	4,572,316
Realty Income Corp.	31,344	1,855,565
Simon Property Group, Inc.	39,140	7,873,794
SL Green Realty Corp.	12,521	1,315,707
UDR, Inc.	34,143	1,192,274
Ventas, Inc.	42,557	2,643,641
Vornado Realty Trust	22,256	2,130,567
Welltower, Inc.	45,116	3,131,953
Weyerhaeuser Co.	98,979	3,179,205

		66,180,350

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	37,698	1,116,992

Common Stocks (continued)

	Shares	Market Value

Road & Rail 0.8%
CSX Corp.	122,429	$3,338,639
J.B. Hunt Transport Services, Inc.	11,192	927,593
Kansas City Southern	13,705	1,298,549
Norfolk Southern Corp.	37,493	3,378,494
Ryder System, Inc.	6,928	477,478
Union Pacific Corp.	107,257	9,356,028

		18,776,781

Semiconductors & Semiconductor Equipment 2.6%
Analog Devices, Inc.	39,188	2,207,068
Applied Materials, Inc.	142,071	2,908,193
Broadcom Ltd.	46,948	6,842,671
First Solar, Inc.*	9,815	548,070
Intel Corp.	597,405	18,089,423
KLA-Tencor Corp.	19,583	1,369,635
Lam Research Corp.	19,891	1,519,672
Linear Technology Corp.	30,031	1,335,779
Microchip Technology, Inc. (a)	25,508	1,239,434
Micron Technology, Inc.*	131,548	1,414,141
NVIDIA Corp.	64,182	2,280,387
Qorvo, Inc.*	16,213	730,071
QUALCOMM, Inc.	188,751	9,535,701
Skyworks Solutions, Inc.	24,004	1,603,947
Texas Instruments, Inc.	127,385	7,266,040
Xilinx, Inc.	32,270	1,390,192

		60,280,424

Software 4.0%
Activision Blizzard, Inc.	63,355	2,183,847
Adobe Systems, Inc.*	63,149	5,949,899
Autodesk, Inc.*	28,405	1,699,187
CA, Inc.	37,158	1,102,106
Citrix Systems, Inc.*	19,317	1,580,903
Electronic Arts, Inc.*	39,030	2,414,005
Intuit, Inc.	32,586	3,287,602
Microsoft Corp.	999,697	49,854,889
Oracle Corp.	398,347	15,878,111
Red Hat, Inc.*	22,956	1,684,282
salesforce.com, Inc.*	79,677	6,039,517
Symantec Corp.	82,417	1,371,831

		93,046,179

Specialty Retail 2.6%
Advance Auto Parts, Inc.	9,197	1,435,652
AutoNation, Inc.*	8,981	454,888
AutoZone, Inc.*	3,829	2,930,066
Bed Bath & Beyond, Inc.*	20,730	978,871
Best Buy Co., Inc.	35,756	1,147,052
CarMax, Inc.* (a)	24,543	1,299,552
Foot Locker, Inc.	17,340	1,065,370
Gap, Inc. (The)	28,210	653,908
Home Depot, Inc. (The)	160,335	21,467,253
L Brands, Inc.	31,985	2,504,106

93

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Lowe’s Cos., Inc.	115,752	$8,799,467
O’Reilly Automotive, Inc.*	12,223	3,210,738
Ross Stores, Inc.	50,859	2,887,774
Signet Jewelers Ltd.	9,915	1,076,372
Staples, Inc.	83,457	851,261
Tiffany & Co.	13,830	986,770
TJX Cos., Inc. (The)	84,939	6,440,075
Tractor Supply Co.	16,869	1,596,819
Ulta Salon Cosmetics & Fragrance, Inc.*	8,044	1,675,404
Urban Outfitters, Inc.*	11,152	338,129

		61,799,527

Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	700,714	65,684,930
EMC Corp.	246,022	6,423,634
Hewlett Packard Enterprise Co.	217,279	3,619,868
HP, Inc.	218,154	2,676,750
NetApp, Inc.	36,187	855,461
SanDisk Corp.	25,202	1,893,426
Seagate Technology PLC (a)	37,551	817,485
Western Digital Corp.	29,098	1,189,090

		83,160,644

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	34,850	1,403,410
Hanesbrands, Inc.	49,204	1,428,392
Michael Kors Holdings Ltd.*	22,338	1,153,981
NIKE, Inc., Class B	170,743	10,063,592
PVH Corp.	10,199	975,024
Ralph Lauren Corp.	7,171	668,409
Under Armour, Inc., Class A* (a)	23,167	1,017,958
Under Armour, Inc., Class C*	23,167	945,214
VF Corp.	42,827	2,700,242

		20,356,222

Tobacco 1.7%
Altria Group, Inc.	247,524	15,522,230
Philip Morris International, Inc.	195,763	19,208,266
Reynolds American, Inc.	104,962	5,206,115

		39,936,611

Trading Companies & Distributors 0.2%
Fastenal Co. (a)	36,379	1,702,173
United Rentals, Inc.*	11,291	755,707
W.W. Grainger, Inc.	7,254	1,701,208

		4,159,088

Water Utilities 0.1%
American Water Works Co., Inc.	22,556	1,641,175

Total Common Stocks (cost $1,476,484,598)		2,279,205,810

Mutual Fund 0.1%

	Shares	Market Value

Money Market Fund 0.1%
Fidelity Institutional Money Market Fund — Institutional Class, 0.37% (b)(c)	1,230,774	$1,230,774

Total Mutual Fund (cost $1,230,774)		1,230,774

Repurchase Agreements 0.6%

	Principal Amount

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $5,012,683, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $5,112,818. (c)(d)	$5,012,566	5,012,566
Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $9,339,863, collateralized by U.S. Treasury Notes, ranging from 1.50% - 2.63%, maturing 05/31/20 - 12/31/22; total market value $9,526,448. (c)(d)	9,339,653	9,339,653

Total Repurchase Agreements (cost $14,352,219)		14,352,219

Total Investments (cost $1,492,067,591) (e) — 97.6%		2,294,788,803

Other assets in excess of liabilities — 2.4%		55,528,979

NET ASSETS — 100.0%		$2,350,317,782

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $14,924,184.

(b)	Represents 7-day effective yield as of April 30, 2016.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2016 was $15,582,993.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

94

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At April 30, 2016, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
722	S&P 500 E-Mini	06/17/16	$74,333,510	$2,641,035

At April 30, 2016, the Fund has $3,097,200 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

95

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide S&P 500 Index Fund
Assets:
Investments, at value* (cost $1,477,715,372)	$2,280,436,584
Repurchase agreements, at value (cost $14,352,219)	14,352,219

Total Investments, at value (total cost $1,492,067,591)	2,294,788,803

Cash	70,348,437
Deposits with broker for futures contracts	3,097,200
Dividends receivable	2,163,941
Security lending income receivable	7,008
Receivable for capital shares issued	622,055
Prepaid expenses	63,795

Total Assets	2,371,091,239

Liabilities:
Payable for capital shares redeemed	4,093,486
Payable for variation margin on futures contracts	443,849
Payable upon return of securities loaned (Note 2)	15,582,993
Accrued expenses and other payables:
Investment advisory fees	227,661
Fund administration fees	59,869
Distribution fees	82,072
Administrative servicing fees	198,070
Accounting and transfer agent fees	6,375
Trustee fees	4,685
Custodian fees	17,792
Compliance program costs (Note 3)	1,088
Professional fees	20,239
Printing fees	18,133
Other	17,145

Total Liabilities	20,773,457

Net Assets	$2,350,317,782

Represented by:
Capital	$1,497,982,233
Accumulated undistributed net investment income	3,288,545
Accumulated net realized gains from investments and futures transactions	43,684,757
Net unrealized appreciation/(depreciation) from investments	802,721,212
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	2,641,035

Net Assets	$2,350,317,782

*	Includes value of securities on loan of $14,924,184 (Note 2).

96

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide S&P 500 Index Fund
Net Assets:
Class A Shares	$100,052,170
Class C Shares	24,670,349
Class R Shares	3,308,509
Institutional Service Class Shares	251,268,502
Institutional Class Shares	1,653,593,672
Service Class Shares	317,424,580

Total	$2,350,317,782

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	7,273,411
Class C Shares	1,827,373
Class R Shares	240,786
Institutional Service Class Shares	18,171,065
Institutional Class Shares	119,318,367
Service Class Shares	23,060,560

Total	169,891,562

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$13.76
Class C Shares (b)	$13.50
Class R Shares	$13.74
Institutional Service Class Shares	$13.83
Institutional Class Shares	$13.86
Service Class Shares	$13.76
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$14.60

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

97

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide S&P 500 Index Fund
INVESTMENT INCOME:
Dividend income	$27,206,338
Interest income	74,185
Income from securities lending (Note 2)	68,561

Total Income	27,349,084

EXPENSES:
Investment advisory fees	1,397,563
Fund administration fees	343,699
Distribution fees Class A	131,206
Distribution fees Class C	117,615
Distribution fees Class R	6,141
Distribution fees Service Class	252,818
Administrative servicing fees Class A	99,717
Administrative servicing fees Class C	7,733
Administrative servicing fees Class R	1,842
Administrative servicing fees Institutional Service Class	299,253
Administrative servicing fees Service	421,359
Registration and filing fees	36,783
Professional fees	48,942
Printing fees	10,705
Trustee fees	35,859
Custodian fees	44,901
Accounting and transfer agent fees	25,296
Compliance program costs (Note 3)	5,470
Other	75,987

Total Expenses	3,362,889

NET INVESTMENT INCOME	23,986,195

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	103,254,189
Net realized gains from futures transactions (Note 2)	1,608,374

Net realized gains from investments and futures transactions	104,862,563

Net change in unrealized appreciation/(depreciation) from investments	(141,659,656)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	440,589

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(141,219,067)

Net realized/unrealized losses from investments and futures transactions	(36,356,504)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,370,309)

The accompanying notes are an integral part of these financial statements.

98

Statements of Changes in Net Assets

	Nationwide S&P 500 Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$23,986,195	$51,418,870
Net realized gains from investments and futures transactions	104,862,563	225,166,930
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(141,219,067)	(137,921,645)

Change in net assets resulting from operations	(12,370,309)	138,664,155

Distributions to Shareholders From:
Net investment income:
Class A	(1,213,494)	(2,159,600)
Class C	(209,394)	(192,051)
Class R	(24,303)	(18,938)
Institutional Service Class	(2,960,183)	(4,409,850)
Institutional Class	(23,180,711)	(40,760,077)
Service Class	(4,147,147)	(7,210,912)
Net realized gains:
Class A	(10,013,434)	(4,697,326)
Class C	(2,174,158)	(539,532)
Class R	(200,212)	(45,808)
Institutional Service Class	(21,402,665)	(8,440,776)
Institutional Class	(156,611,550)	(74,509,956)
Service Class	(33,156,209)	(16,249,032)

Change in net assets from shareholder distributions	(255,293,460)	(159,233,858)

Change in net assets from capital transactions	120,863,386	(170,246,898)

Change in net assets	(146,800,383)	(190,816,601)

Net Assets:
Beginning of period	2,497,118,165	2,687,934,766

End of period	$2,350,317,782	$2,497,118,165

Accumulated undistributed net investment income at end of period	$3,288,545	$11,037,582

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$19,862,239	$38,902,747
Dividends reinvested	9,906,334	5,948,011
Cost of shares redeemed	(36,604,456)	(48,790,022)

Total Class A Shares	(6,835,883)	(3,939,264)

Class C Shares
Proceeds from shares issued	5,775,583	13,454,612
Dividends reinvested	1,935,309	501,999
Cost of shares redeemed	(4,335,675)	(3,752,235)

Total Class C Shares	3,375,217	10,204,376

Class R Shares
Proceeds from shares issued	1,196,628	1,666,657
Dividends reinvested	224,515	64,746
Cost of shares redeemed	(172,804)	(2,070,210)

Total Class R Shares	1,248,339	(338,807)

99

Statements of Changes in Net Assets (Continued)

	Nationwide S&P 500 Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Service Class Shares
Proceeds from shares issued	$17,288,424	$43,208,642
Dividends reinvested	24,305,378	12,830,343
Cost of shares redeemed	(14,963,581)	(26,810,703)

Total Institutional Service Class Shares	26,630,221	29,228,282

Institutional Class Shares
Proceeds from shares issued	168,233,117	195,025,626
Dividends reinvested	179,792,260	115,269,954
Cost of shares redeemed	(261,867,187)	(478,179,343)

Total Institutional Class Shares	86,158,190	(167,883,763)

Service Class Shares
Proceeds from shares issued	51,208,967	79,381,964
Dividends reinvested	37,303,356	23,459,938
Cost of shares redeemed	(78,225,021)	(140,359,624)

Total Service Shares	10,287,302	(37,517,722)

Change in net assets from capital transactions	$120,863,386	$(170,246,898)

SHARE TRANSACTIONS:
Class A Shares
Issued	1,453,966	2,575,869
Reinvested	730,688	409,764
Redeemed	(2,698,561)	(3,227,826)

Total Class A Shares	(513,907)	(242,193)

Class C Shares
Issued	428,142	905,679
Reinvested	145,202	35,144
Redeemed	(318,769)	(250,913)

Total Class C Shares	254,575	689,910

Class R Shares
Issued	88,428	110,813
Reinvested	16,561	4,462
Redeemed	(12,203)	(133,116)

Total Class R Shares	92,786	(17,841)

Institutional Service Class Shares
Issued	1,276,566	2,845,025
Reinvested	1,783,688	879,451
Redeemed	(1,055,951)	(1,755,639)

Total Institutional Service Class Shares	2,004,303	1,968,837

Institutional Class Shares
Issued	11,553,194	12,678,228
Reinvested	13,165,548	7,883,256
Redeemed	(19,597,052)	(30,885,836)

Total Institutional Class Shares	5,121,690	(10,324,352)

100

Statements of Changes in Net Assets (Continued)

	Nationwide S&P 500 Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS: (continued)
Service Class Shares
Issued	3,442,895	5,161,202
Reinvested	2,749,490	1,616,092
Redeemed	(5,975,320)	(9,207,638)

Total Service Shares	217,065	(2,430,344)

Total change in shares	7,176,512	(10,355,983)

The accompanying notes are an integral part of these financial statements.

101

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide S&P 500 Index Fund

		Operations				Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)		Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$15.27	0.12		(0.13)	(0.01)	(0.16)	(1.34)	(1.50)	–	$13.76	0.14%		$100,052,170	0.61%	1.74%		0.61%	5.66%
Year Ended October 31, 2015	$15.45	0.24	(g)	0.42	0.66	(0.26)	(0.58)	(0.84)	–	$15.27	4.64%		$118,892,195	0.60%	1.59%	(g)	0.60%	9.70%
Year Ended October 31, 2014	$14.50	0.21		2.03	2.24	(0.22)	(1.07)	(1.29)	–	$15.45	16.51%	(h)	$124,089,880	0.57%	1.44%		0.57%	3.76%
Year Ended October 31, 2013	$11.73	0.22		2.83	3.05	(0.18)	(0.10)	(0.28)	–	$14.50	26.50%		$112,594,934	0.57%	1.65%		0.57%	3.67%
Year Ended October 31, 2012	$10.47	0.18		1.32	1.50	(0.17)	(0.07)	(0.24)	–	$11.73	14.53%		$81,276,957	0.57%	1.63%		0.58%	3.71%
Year Ended October 31, 2011	$9.91	0.15		0.59	0.74	(0.18)	–	(0.18)	–	$10.47	7.46%		$73,439,959	0.62%	1.43%		0.63%	4.12%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$15.02	0.07		(0.12)	(0.05)	(0.13)	(1.34)	(1.47)	–	$13.50	(0.21%	)	$24,670,349	1.24%	1.02%		1.24%	5.66%
Year Ended October 31, 2015	$15.22	0.14	(g)	0.41	0.55	(0.17)	(0.58)	(0.75)	–	$15.02	3.94%		$23,616,808	1.23%	0.93%	(g)	1.23%	9.70%
Year Ended October 31, 2014	$14.30	0.12		2.00	2.12	(0.13)	(1.07)	(1.20)	–	$15.22	15.84%		$13,434,014	1.22%	0.81%		1.22%	3.76%
Year Ended October 31, 2013	$11.58	0.13		2.81	2.94	(0.12)	(0.10)	(0.22)	–	$14.30	25.79%		$13,770,861	1.18%	0.98%		1.18%	3.67%
Year Ended October 31, 2012	$10.35	0.11		1.29	1.40	(0.10)	(0.07)	(0.17)	–	$11.58	13.80%		$5,938,136	1.21%	0.98%		1.21%	3.71%
Year Ended October 31, 2011	$9.80	0.09		0.58	0.67	(0.12)	–	(0.12)	–	$10.35	6.85%		$3,412,978	1.20%	0.82%		1.21%	4.12%

Class R Shares (i)
Six Months Ended April 30, 2016 (Unaudited)	$15.25	0.09		(0.11)	(0.02)	(0.15)	(1.34)	(1.49)	–	$13.74	0.05%		$3,308,509	0.82%	1.36%		0.82%	5.66%
Year Ended October 31, 2015	$15.41	0.20	(g)	0.41	0.61	(0.19)	(0.58)	(0.77)	–	$15.25	4.26%		$2,257,699	0.90%	1.31%	(g)	0.90%	9.70%
Year Ended October 31, 2014	$14.46	0.16		2.03	2.19	(0.17)	(1.07)	(1.24)	–	$15.41	16.18%		$2,555,336	0.92%	1.09%		0.92%	3.76%
Year Ended October 31, 2013	$11.69	0.17		2.83	3.00	(0.13)	(0.10)	(0.23)	–	$14.46	26.06%		$2,015,761	0.93%	1.30%		0.93%	3.67%
Year Ended October 31, 2012	$10.45	0.14		1.31	1.45	(0.14)	(0.07)	(0.21)	–	$11.69	14.18%		$1,463,340	0.92%	1.24%		0.93%	3.71%
Year Ended October 31, 2011	$9.90	0.11		0.59	0.70	(0.15)	–	(0.15)	–	$10.45	7.06%		$774,839	0.95%	1.07%		0.95%	4.12%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$15.34	0.13		(0.12)	0.01	(0.18)	(1.34)	(1.52)	–	$13.83	0.25%		$251,268,502	0.42%	1.84%		0.42%	5.66%
Year Ended October 31, 2015	$15.52	0.27	(g)	0.42	0.69	(0.29)	(0.58)	(0.87)	–	$15.34	4.81%		$248,015,509	0.42%	1.77%	(g)	0.42%	9.70%
Year Ended October 31, 2014	$14.55	0.23		2.05	2.28	(0.24)	(1.07)	(1.31)	–	$15.52	16.77%		$220,404,555	0.42%	1.59%		0.42%	3.76%
Year Ended October 31, 2013	$11.77	0.23		2.85	3.08	(0.20)	(0.10)	(0.30)	–	$14.55	26.65%		$172,046,113	0.44%	1.76%		0.44%	3.67%
Year Ended October 31, 2012	$10.51	0.20		1.32	1.52	(0.19)	(0.07)	(0.26)	–	$11.77	14.71%		$93,780,481	0.46%	1.74%		0.46%	3.71%
Year Ended October 31, 2011	$9.96	0.17		0.58	0.75	(0.20)	–	(0.20)	–	$10.51	7.55%		$81,543,635	0.45%	1.57%		0.46%	4.12%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	During the year ended October 31, 2015 the Fund received a large special dividend distribution from Mylan NV. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.02 and 0.12%. lower, respectively.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

102

Financial Highlights (Continued)

Selected data for each share of capital outstanding throughout the periods indicated

		Operations				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)		Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$15.37	0.15		(0.12)	0.03	(0.20)	(1.34)	(1.54)	–	$13.86	0.37%	$1,653,593,672	0.17%	2.13%		0.17%	5.66%
Year Ended October 31, 2015	$15.55	0.31	(g)	0.42	0.73	(0.33)	(0.58)	(0.91)	–	$15.37	5.06%	$1,755,329,648	0.17%	2.03%	(g)	0.17%	9.70%
Year Ended October 31, 2014	$14.58	0.27		2.05	2.32	(0.28)	(1.07)	(1.35)	–	$15.55	17.03%	$1,936,643,234	0.17%	1.85%		0.17%	3.76%
Year Ended October 31, 2013	$11.79	0.27		2.85	3.12	(0.23)	(0.10)	(0.33)	–	$14.58	26.98%	$1,819,663,954	0.19%	2.07%		0.19%	3.67%
Year Ended October 31, 2012	$10.53	0.23		1.31	1.54	(0.21)	(0.07)	(0.28)	–	$11.79	14.96%	$1,968,477,602	0.21%	2.00%		0.21%	3.71%
Year Ended October 31, 2011	$9.97	0.19		0.60	0.79	(0.23)	–	(0.23)	–	$10.53	7.91%	$1,880,635,492	0.20%	1.82%		0.21%	4.12%

Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$15.28	0.12		(0.13)	(0.01)	(0.17)	(1.34)	(1.51)	–	$13.76	0.11%	$317,424,580	0.57%	1.75%		0.57%	5.66%
Year Ended October 31, 2015	$15.46	0.25	(g)	0.42	0.67	(0.27)	(0.58)	(0.85)	–	$15.28	4.67%	$349,006,306	0.57%	1.63%	(g)	0.57%	9.70%
Year Ended October 31, 2014	$14.50	0.21		2.04	2.25	(0.22)	(1.07)	(1.29)	–	$15.46	16.58%	$390,807,747	0.57%	1.45%		0.57%	3.76%
Year Ended October 31, 2013	$11.73	0.22		2.83	3.05	(0.18)	(0.10)	(0.28)	–	$14.50	26.44%	$403,929,280	0.59%	1.66%		0.59%	3.67%
Year Ended October 31, 2012	$10.46	0.18		1.32	1.50	(0.16)	(0.07)	(0.23)	–	$11.73	14.60%	$362,511,511	0.61%	1.60%		0.61%	3.71%
Year Ended October 31, 2011	$9.91	0.15		0.58	0.73	(0.18)	–	(0.18)	–	$10.46	7.42%	$348,833,896	0.60%	1.42%		0.61%	4.12%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	During the year ended October 31, 2015 the Fund received a large special dividend distribution from Mylan NV. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.02 and 0.12%. lower, respectively.

The accompanying notes are an integral part of these financial statements.

103

Fund Overview	Nationwide Small Cap Index Fund

Asset Allocation†

Common Stocks	98.7%
Repurchase Agreements	9.4%
Mutual Fund	0.8%
Rights††	0.0%
Warrant††	0.0%
Liabilities in excess of other assets†††	(8.9)%
100.0%

Top Industries††††

Real Estate Investment Trusts (REITs)	8.9%
Banks	8.6%
Biotechnology	4.2%
Software	4.2%
Health Care Equipment & Supplies	3.5%
Hotels, Restaurants & Leisure	3.0%
Semiconductors & Semiconductor Equipment	2.8%
Electronic Equipment, Instruments & Components	2.7%
Machinery	2.6%
Specialty Retail	2.6%
Other Industries*	56.9%
100.0%

Top Holdings††††

Fidelity Institutional Money Market Fund — Institutional Class	0.7%
STERIS PLC	0.3%
CubeSmart	0.3%
West Pharmaceutical Services, Inc.	0.3%
TreeHouse Foods, Inc.	0.3%
Tyler Technologies, Inc.	0.3%
Piedmont Natural Gas Co., Inc.	0.3%
Vail Resorts, Inc.	0.3%
MarketAxess Holdings, Inc.	0.3%
Manhattan Associates, Inc.	0.3%
Other Holdings*	96.6%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Amount rounds to less than 0.1%.

†††	Please refer to the Statement of Assets and Liabilities for additional details.

††††	Percentages indicated are based upon total investments as of April 30, 2016.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

104

Shareholder Expense Example	Nationwide Small Cap Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Small Cap Index Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	979.40	3.35	0.68
	Hypothetical	(a)(b)	1,000.00	1,021.48	3.42	0.68
Class C Shares	Actual	(a)	1,000.00	976.20	6.73	1.37
	Hypothetical	(a)(b)	1,000.00	1,018.05	6.87	1.37
Class R Shares	Actual	(a)	1,000.00	978.80	4.08	0.83
	Hypothetical	(a)(b)	1,000.00	1,020.74	4.17	0.83
Institutional Class Shares	Actual	(a)	1,000.00	981.70	1.38	0.28
	Hypothetical	(a)(b)	1,000.00	1,023.47	1.41	0.28

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

105

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 98.7%

	Shares	Market Value

Aerospace & Defense 1.5%
AAR Corp.	13,406	$322,280
Aerojet Rocketdyne Holdings, Inc.*	23,821	431,637
Aerovironment, Inc.*	7,455	215,300
American Science & Engineering, Inc.	2,964	84,919
Astronics Corp.*	8,364	309,050
Cubic Corp.	8,193	340,583
Curtiss-Wright Corp.	17,340	1,327,897
DigitalGlobe, Inc.*	24,738	548,194
Ducommun, Inc.*	4,567	72,661
Engility Holdings, Inc.*	7,094	139,539
Esterline Technologies Corp.*	11,248	772,288
HEICO Corp.	7,353	450,812
HEICO Corp., Class A	15,154	775,582
KEYW Holding Corp. (The)* (a)	13,105	90,293
KLX, Inc.*	19,992	674,130
Kratos Defense & Security Solutions, Inc.*	17,660	93,775
Moog, Inc., Class A*	13,947	681,450
National Presto Industries, Inc. (a)	1,807	157,552
Sparton Corp.*	3,962	85,025
TASER International, Inc.* (a)	20,345	371,500
Teledyne Technologies, Inc.*	13,481	1,253,059
Vectrus, Inc.*	4,212	90,811

		9,288,337

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	20,075	282,857
Atlas Air Worldwide Holdings, Inc.*	9,499	379,390
Echo Global Logistics, Inc.*	11,276	263,520
Forward Air Corp.	11,781	536,978
Hub Group, Inc., Class A*	13,693	527,454
Park-Ohio Holdings Corp.	3,502	89,126
Radiant Logistics, Inc.*	11,369	44,794
XPO Logistics, Inc.* (a)	27,185	819,356

		2,943,475

Airlines 0.4%
Allegiant Travel Co.	5,113	820,994
Hawaiian Holdings, Inc.*	18,192	765,338
SkyWest, Inc.	19,548	459,378
Virgin America, Inc.* (a)	8,381	466,738

		2,512,448

Auto Components 1.1%
American Axle & Manufacturing Holdings, Inc.*	28,878	447,898
Cooper Tire & Rubber Co.	21,947	758,049
Cooper-Standard Holding, Inc.*	5,173	398,890
Dana Holding Corp.	58,122	751,517
Dorman Products, Inc.*	10,172	547,152
Drew Industries, Inc.	9,190	595,788
Federal-Mogul Holdings Corp.*	11,892	109,882
Fox Factory Holding Corp.*	6,351	109,936
Gentherm, Inc.*	13,661	501,905

Common Stocks (continued)

	Shares	Market Value

Auto Components (continued)
Horizon Global Corp.*	7,217	$88,553
Metaldyne Performance Group, Inc.	4,522	72,035
Modine Manufacturing Co.*	17,928	193,802
Motorcar Parts of America, Inc.*	6,823	218,814
Standard Motor Products, Inc.	7,584	269,308
Stoneridge, Inc.*	10,393	148,204
Strattec Security Corp.	1,453	76,864
Superior Industries International, Inc.	8,816	230,274
Tenneco, Inc.*	21,998	1,172,493
Tower International, Inc.	7,893	181,144

		6,872,508

Automobiles 0.0%†
Winnebago Industries, Inc.	10,201	220,750

Banks 9.4%
1st Source Corp.	6,194	213,321
Access National Corp.	2,664	52,374
Allegiance Bancshares, Inc.*	950	19,998
American National Bankshares, Inc.	3,249	86,846
Ameris Bancorp	12,270	385,278
Ames National Corp.	4,050	104,450
Arrow Financial Corp.	4,398	123,848
Banc of California, Inc.	17,274	351,526
BancFirst Corp.	2,763	172,328
Banco Latinoamericano de Comercio Exterior SA, Class E	11,408	295,011
Bancorp, Inc. (The)*	13,912	78,881
BancorpSouth, Inc.	36,787	864,127
Bank of Marin Bancorp	2,333	114,364
Bank of the Ozarks, Inc.	29,767	1,229,377
Banner Corp.	7,962	340,614
Bar Harbor Bankshares	2,313	80,261
BBCN Bancorp, Inc.	30,265	472,739
Berkshire Hills Bancorp, Inc.	11,243	305,135
Blue Hills Bancorp, Inc.	10,508	153,207
BNC Bancorp	11,420	255,351
Boston Private Financial Holdings, Inc.	31,552	385,565
Bridge Bancorp, Inc.	5,635	171,529
Brookline Bancorp, Inc.	26,670	303,505
Bryn Mawr Bank Corp.	6,720	190,982
BSB Bancorp, Inc.*	3,019	71,762
C1 Financial, Inc.*	2,234	54,800
Camden National Corp.	2,921	127,093
Capital Bank Financial Corp., Class A	8,002	241,900
Capital City Bank Group, Inc.	3,796	56,257
Cardinal Financial Corp.	12,187	269,698
Cascade Bancorp*	11,229	67,935
Cathay General Bancorp	30,446	929,212
CenterState Banks, Inc.	17,273	281,377
Central Pacific Financial Corp.	8,546	199,464
Century Bancorp, Inc., Class A	1,469	62,433
Chemical Financial Corp. (a)	12,807	492,557

106

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Citizens & Northern Corp.	4,858	$98,083
City Holding Co.	5,782	284,012
CNB Financial Corp.	5,673	101,490
CoBiz Financial, Inc.	13,561	164,224
Columbia Banking System, Inc.	21,965	647,748
Community Bank System, Inc.	16,310	645,387
Community Trust Bancorp, Inc.	5,931	212,745
CommunityOne Bancorp*	4,936	65,155
ConnectOne Bancorp, Inc.	11,301	194,490
CU Bancorp*	6,354	146,396
Customers Bancorp, Inc.*	10,203	265,074
CVB Financial Corp.	40,465	695,189
Eagle Bancorp, Inc.*	11,420	578,994
Enterprise Bancorp, Inc.	3,151	76,034
Enterprise Financial Services Corp.	7,599	207,985
Equity Bancshares, Inc., Class A*	740	15,518
Farmers Capital Bank Corp.	2,836	79,720
FCB Financial Holdings, Inc., Class A*	10,688	373,546
Fidelity Southern Corp.	6,968	112,603
Financial Institutions, Inc.	5,370	150,360
First Bancorp	7,281	148,532
First Bancorp, Inc.	3,997	79,340
First BanCorp, Puerto Rico*	46,290	180,531
First Busey Corp.	9,088	185,759
First Business Financial Services, Inc.	3,324	84,130
First Citizens BancShares, Inc., Class A	2,944	750,720
First Commonwealth Financial Corp.	33,821	310,477
First Community Bancshares, Inc.	6,330	131,727
First Connecticut Bancorp, Inc.	6,299	108,532
First Financial Bancorp	23,391	456,125
First Financial Bankshares, Inc. (a)	24,413	790,493
First Financial Corp.	4,133	146,432
First Interstate BancSystem, Inc., Class A	7,442	201,678
First Merchants Corp.	15,430	395,780
First Midwest Bancorp, Inc.	29,638	547,710
First NBC Bank Holding Co.*	5,648	122,788
First of Long Island Corp. (The)	4,645	142,183
FirstMerit Corp.	63,177	1,400,002
Flushing Financial Corp.	11,196	223,360
FNB Corp.	77,308	1,022,012
Franklin Financial Network, Inc.*	2,108	63,957
Fulton Financial Corp.	67,343	942,129
German American Bancorp, Inc.	6,119	197,215
Glacier Bancorp, Inc.	28,756	744,493
Great Southern Bancorp, Inc.	3,905	147,843
Great Western Bancorp, Inc.	15,806	498,205
Green Bancorp, Inc.*	4,962	40,490
Guaranty Bancorp	5,510	90,474
Hampton Roads Bankshares, Inc.*	11,484	20,212
Hancock Holding Co.	29,614	769,076
Hanmi Financial Corp.	12,081	279,313
Heartland Financial USA, Inc.	7,192	241,004
Heritage Commerce Corp.	9,056	94,545

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
Heritage Financial Corp.	11,429	$210,865
Heritage Oaks Bancorp	9,448	78,891
Hilltop Holdings, Inc.*	28,987	575,682
Home BancShares, Inc.	21,778	936,236
HomeTrust Bancshares, Inc.*	7,082	131,371
Horizon Bancorp	4,335	105,774
IBERIABANK Corp.	14,506	855,709
Independent Bank Corp.	18,647	600,186
Independent Bank Group, Inc.	3,846	140,764
International Bancshares Corp.	20,596	539,409
Investors Bancorp, Inc.	127,541	1,473,099
Lakeland Bancorp, Inc.	16,017	177,629
Lakeland Financial Corp.	6,332	299,440
LegacyTexas Financial Group, Inc.	18,097	446,272
Live Oak Bancshares, Inc.	1,507	23,720
MainSource Financial Group, Inc.	8,102	177,029
MB Financial, Inc.	28,607	994,379
Mercantile Bank Corp.	6,280	151,474
Merchants Bancshares, Inc.	1,936	58,932
MidWestOne Financial Group, Inc.	2,955	83,804
National Bank Holdings Corp., Class A	11,309	226,067
National Bankshares, Inc. (a)	2,670	96,093
National Commerce Corp.* (a)	2,269	54,297
NBT Bancorp, Inc.	16,743	474,497
OFG Bancorp	17,945	158,454
Old National Bancorp	44,470	595,898
Old Second Bancorp, Inc.	10,846	77,657
Opus Bank	3,961	143,071
Pacific Continental Corp.	7,568	126,083
Pacific Premier Bancorp, Inc.*	10,306	239,718
Park National Corp.	4,975	456,705
Park Sterling Corp.	18,039	131,685
Peapack Gladstone Financial Corp.	5,826	111,510
Penns Woods Bancorp, Inc.	1,860	77,413
Peoples Bancorp, Inc.	6,843	147,056
Peoples Financial Services Corp.	2,988	117,787
People’s Utah Bancorp	1,353	22,243
Pinnacle Financial Partners, Inc.	13,690	673,137
Preferred Bank, Los Angeles	4,299	136,536
PrivateBancorp, Inc.	29,970	1,247,052
Prosperity Bancshares, Inc.	26,685	1,408,167
QCR Holdings, Inc.	4,468	115,140
Renasant Corp.	15,315	525,917
Republic Bancorp, Inc., Class A	3,743	102,221
S&T Bancorp, Inc.	13,217	339,280
Sandy Spring Bancorp, Inc.	9,333	266,830
Seacoast Banking Corp. of Florida*	9,002	146,012
ServisFirst Bancshares, Inc. (a)	8,510	419,373
Sierra Bancorp	4,654	81,957
Simmons First National Corp., Class A	11,361	530,559
South State Corp.	9,218	645,076
Southside Bancshares, Inc.	9,569	279,510
Southwest Bancorp, Inc.	7,024	112,735

107

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Banks (continued)
State Bank Financial Corp.	13,528	$282,465
Sterling Bancorp	45,742	747,424
Stock Yards Bancorp, Inc.	5,631	227,718
Stonegate Bank	4,206	132,489
Suffolk Bancorp	4,430	106,276
Sun Bancorp, Inc.*	3,433	73,775
Talmer Bancorp, Inc., Class A	19,369	375,759
Texas Capital Bancshares, Inc.*	17,419	798,139
Tompkins Financial Corp.	5,707	372,895
Towne Bank (a)	17,319	363,699
TriCo Bancshares	8,611	231,808
TriState Capital Holdings, Inc.*	7,818	104,448
Triumph Bancorp, Inc.*	5,752	91,399
Trustmark Corp.	25,695	629,784
UMB Financial Corp.	14,983	835,302
Umpqua Holdings Corp.	83,930	1,328,612
Union Bankshares Corp.	17,134	452,509
United Bankshares, Inc. (a)	26,444	1,023,118
United Community Banks, Inc.	20,087	404,351
Univest Corp. of Pennsylvania	7,402	146,115
Valley National Bancorp	88,676	838,875
Washington Trust Bancorp, Inc.	5,616	205,714
Webster Financial Corp.	34,632	1,268,916
WesBanco, Inc.	14,625	469,901
West Bancorporation, Inc.	6,335	118,148
Westamerica Bancorporation (a)	9,715	473,315
Western Alliance Bancorp*	32,852	1,201,726
Wilshire Bancorp, Inc.	26,817	288,819
Wintrust Financial Corp.	18,047	938,805
Yadkin Financial Corp.	16,930	423,589

		59,579,419

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	3,465	540,817
Castle Brands, Inc.*	24,608	21,982
Coca-Cola Bottling Co. Consolidated	1,781	283,838
Craft Brew Alliance, Inc.*	4,486	38,221
MGP Ingredients, Inc.	3,766	99,498
National Beverage Corp.*	4,372	204,347

		1,188,703

Biotechnology 4.5%
Abeona Therapeutics, Inc.* (a)	4,049	11,013
ACADIA Pharmaceuticals, Inc.* (a)	32,024	1,034,375
Acceleron Pharma, Inc.*	9,284	278,056
Achillion Pharmaceuticals, Inc.*	44,556	380,954
Acorda Therapeutics, Inc.*	16,287	421,019
Adamas Pharmaceuticals, Inc.*	4,277	72,196
Aduro Biotech, Inc.* (a)	3,329	43,111
Advaxis, Inc.* (a)	12,068	93,406
Aegerion Pharmaceuticals, Inc.*	10,041	28,617
Affimed NV* (a)	6,049	24,498
Agenus, Inc.*	30,394	106,987

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Aimmune Therapeutics, Inc.*	4,350	$56,332
Akebia Therapeutics, Inc.* (a)	11,941	112,126
Alder Biopharmaceuticals, Inc.*	10,305	273,598
AMAG Pharmaceuticals, Inc.* (a)	13,118	347,889
Amicus Therapeutics, Inc.*	43,851	327,567
Anacor Pharmaceuticals, Inc.*	15,604	978,995
Anthera Pharmaceuticals, Inc.* (a)	15,387	56,932
Applied Genetic Technologies Corp.*	3,418	53,697
Ardelyx, Inc.* (a)	8,256	66,131
Arena Pharmaceuticals, Inc.* (a)	89,825	154,499
ARIAD Pharmaceuticals, Inc.*	63,539	456,210
Array BioPharma, Inc.* (a)	52,420	167,220
Arrowhead Pharmaceuticals, Inc.* (a)	21,420	124,022
Asterias Biotherapeutics, Inc.* (a)	4,106	17,615
Atara Biotherapeutics, Inc.*	6,611	119,064
aTyr Pharma, Inc.*	2,400	8,544
Avalanche Biotechnologies, Inc.*	7,778	43,868
Avexis, Inc.* (a)	1,953	48,825
Axovant Sciences Ltd.* (a)	5,187	67,431
Bellicum Pharmaceuticals, Inc.* (a)	3,356	34,030
BioCryst Pharmaceuticals, Inc.*	28,884	94,162
BioSpecifics Technologies Corp.*	1,952	69,413
Biotime, Inc.* (a)	20,238	59,095
Blueprint Medicines Corp.*	3,725	56,545
Calithera Biosciences, Inc.* (a)	4,418	23,548
Cara Therapeutics, Inc.*	6,952	42,407
Catabasis Pharmaceuticals, Inc.*	2,502	11,034
Catalyst Pharmaceuticals, Inc.*	29,772	20,245
Celldex Therapeutics, Inc.* (a)	37,259	149,036
Cellular Biomedicine Group, Inc.* (a)	3,908	67,491
Cepheid*	27,265	778,143
ChemoCentryx, Inc.*	11,515	27,636
Chiasma, Inc.* (a)	2,441	8,226
Chimerix, Inc.*	18,078	108,106
Cidara Therapeutics, Inc.* (a)	1,893	25,328
Clovis Oncology, Inc.* (a)	10,495	145,985
Coherus Biosciences, Inc.* (a)	8,646	162,804
Concert Pharmaceuticals, Inc.*	6,082	84,783
CorMedix, Inc.* (a)	12,407	51,861
CTI BioPharma Corp.* (a)	83,073	41,836
Curis, Inc.* (a)	43,956	87,912
Cytokinetics, Inc.* (a)	12,943	105,356
CytomX Therapeutics, Inc.* (a)	3,302	42,662
CytRx Corp.* (a)	24,145	78,713
Dicerna Pharmaceuticals, Inc.*	5,975	27,605
Dimension Therapeutics, Inc.*	2,707	19,247
Dynavax Technologies Corp.*	13,894	228,001
Eagle Pharmaceuticals, Inc.*	3,277	124,067
Edge Therapeutics, Inc.*	3,829	31,513
Editas Medicine, Inc.* (a)	2,801	92,573
Emergent BioSolutions, Inc.*	11,585	446,254
Enanta Pharmaceuticals, Inc.* (a)	6,012	175,550
Epizyme, Inc.*	15,081	157,144

108

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Esperion Therapeutics, Inc.* (a)	5,234	$85,785
Exact Sciences Corp.*	36,061	253,148
Exelixis, Inc.* (a)	85,572	394,487
Fibrocell Science, Inc.* (a)	10,699	29,529
FibroGen, Inc.*	18,134	326,412
Five Prime Therapeutics, Inc.*	8,611	409,797
Flexion Therapeutics, Inc.*	5,503	57,231
Foundation Medicine, Inc.* (a)	4,777	76,193
Galena Biopharma, Inc.* (a)	66,506	91,778
Genocea Biosciences, Inc.* (a)	8,048	35,411
Genomic Health, Inc.*	6,730	176,864
Geron Corp.* (a)	59,350	175,083
Global Blood Therapeutics, Inc.* (a)	2,708	54,620
Halozyme Therapeutics, Inc.* (a)	40,170	423,794
Heron Therapeutics, Inc.* (a)	11,094	237,855
Idera Pharmaceuticals, Inc.* (a)	34,908	57,947
Ignyta, Inc.*	8,177	56,585
Immune Design Corp.* (a)	4,474	61,025
ImmunoGen, Inc.*	32,664	223,748
Immunomedics, Inc.* (a)	38,241	135,756
Infinity Pharmaceuticals, Inc.*	17,934	104,017
Inovio Pharmaceuticals, Inc.* (a)	27,056	283,547
Insmed, Inc.*	23,284	282,901
Insys Therapeutics, Inc.* (a)	8,812	127,686
Invitae Corp.* (a)	2,842	27,113
Ironwood Pharmaceuticals, Inc.*	47,675	498,204
Karyopharm Therapeutics, Inc.* (a)	9,159	85,179
Keryx Biopharmaceuticals, Inc.* (a)	38,234	207,993
Kite Pharma, Inc.* (a)	12,321	570,216
La Jolla Pharmaceutical Co.* (a)	5,135	95,049
Lexicon Pharmaceuticals, Inc.* (a)	15,685	216,610
Ligand Pharmaceuticals, Inc.* (a)	6,695	809,225
Lion Biotechnologies, Inc.*	17,834	101,119
Loxo Oncology, Inc.* (a)	3,337	76,918
MacroGenics, Inc.*	11,902	244,705
MannKind Corp.* (a)	98,170	132,530
Medgenics, Inc.* (a)	7,636	36,424
Merrimack Pharmaceuticals, Inc.* (a)	43,636	308,943
MiMedx Group, Inc.* (a)	41,345	311,328
Mirati Therapeutics, Inc.*	4,290	88,889
Momenta Pharmaceuticals, Inc.*	23,174	220,385
Myriad Genetics, Inc.*	26,483	953,388
NantKwest, Inc.* (a)	3,075	25,492
Natera, Inc.* (a)	3,204	31,463
Navidea Biopharmaceuticals, Inc.* (a)	58,639	80,922
Neurocrine Biosciences, Inc.*	32,521	1,482,307
NewLink Genetics Corp.* (a)	7,869	127,556
Nivalis Therapeutics, Inc.*	1,228	5,194
Northwest Biotherapeutics, Inc.* (a)	18,579	26,011
Novavax, Inc.* (a)	101,758	533,212
Oncocyte Corp.* (a)	1,002	5,200
OncoMed Pharmaceuticals, Inc.* (a)	6,720	83,328
Oncothyreon, Inc.* (a)	36,349	47,254

Common Stocks (continued)

	Shares	Market Value

Biotechnology (continued)
Ophthotech Corp.*	9,006	$420,940
Organovo Holdings, Inc.* (a)	33,582	91,343
Osiris Therapeutics, Inc.* (a)	7,588	42,569
Otonomy, Inc.*	6,852	97,710
OvaScience, Inc.* (a)	9,359	78,428
PDL BioPharma, Inc.	62,352	235,067
Peregrine Pharmaceuticals, Inc.* (a)	85,327	30,214
Pfenex, Inc.*	6,460	52,714
Portola Pharmaceuticals, Inc.*	18,956	450,395
Progenics Pharmaceuticals, Inc.*	25,687	136,398
Proteon Therapeutics, Inc.* (a)	2,960	28,890
Prothena Corp. PLC* (a)	12,845	554,776
PTC Therapeutics, Inc.* (a)	12,739	94,523
Radius Health, Inc.* (a)	12,549	446,744
Raptor Pharmaceutical Corp.*	29,556	145,120
REGENXBIO, Inc.*	2,496	26,008
Regulus Therapeutics, Inc.* (a)	11,255	65,729
Repligen Corp.*	12,496	332,893
Retrophin, Inc.*	13,248	182,557
Rigel Pharmaceuticals, Inc.*	34,558	97,799
Sage Therapeutics, Inc.*	5,890	221,994
Sangamo BioSciences, Inc.*	25,834	162,754
Sarepta Therapeutics, Inc.* (a)	16,975	240,875
Seres Therapeutics, Inc.* (a)	3,212	94,818
Sorrento Therapeutics, Inc.* (a)	11,281	77,388
Spark Therapeutics, Inc.* (a)	3,332	119,585
Spectrum Pharmaceuticals, Inc.*	26,511	187,963
Stemline Therapeutics, Inc.*	6,271	34,491
Synergy Pharmaceuticals, Inc.* (a)	36,972	116,092
Synta Pharmaceuticals Corp.*	35,872	14,349
T2 Biosystems, Inc.*	3,677	33,718
TESARO, Inc.*	8,804	364,838
TG Therapeutics, Inc.* (a)	15,097	137,534
Threshold Pharmaceuticals, Inc.*	25,461	11,200
Tobira Therapeutics, Inc.*	764	6,013
Tokai Pharmaceuticals, Inc.* (a)	3,748	27,473
Trevena, Inc.*	11,957	93,145
Trovagene, Inc.* (a)	11,363	45,679
Ultragenyx Pharmaceutical, Inc.*	14,616	988,334
United Online, Inc.*	5,737	62,132
Vanda Pharmaceuticals, Inc.*	15,299	136,161
Verastem, Inc.*	12,791	21,105
Versartis, Inc.* (a)	8,888	80,525
Vitae Pharmaceuticals, Inc.* (a)	5,248	37,733
Vital Therapies, Inc.* (a)	7,709	66,066
Voyager Therapeutics, Inc.*	1,927	22,450
vTv Therapeutics, Inc., Class A*	3,134	19,744
XBiotech, Inc.* (a)	1,599	20,387
Xencor, Inc.*	10,404	127,449
XOMA Corp.* (a)	36,274	29,694
Zafgen, Inc.*	6,542	41,673
ZIOPHARM Oncology, Inc.* (a)	43,466	341,643

		28,842,286

109

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Building Products 1.0%
AAON, Inc.	15,573	$412,996
Advanced Drainage Systems, Inc. (a)	12,787	295,636
American Woodmark Corp.*	4,880	355,459
Apogee Enterprises, Inc.	11,096	459,818
Builders FirstSource, Inc.*	19,180	212,706
Continental Building Products, Inc.*	11,930	233,947
Gibraltar Industries, Inc.*	11,705	309,597
Griffon Corp. (a)	12,193	192,771
Insteel Industries, Inc.	7,002	202,988
Masonite International Corp.*	11,476	776,466
NCI Building Systems, Inc.*	9,953	146,707
Nortek, Inc.*	3,590	169,305
Patrick Industries, Inc.*	4,859	222,785
PGT, Inc.*	18,137	189,895
Ply Gem Holdings, Inc.*	8,001	117,215
Quanex Building Products Corp.	12,830	241,717
Simpson Manufacturing Co., Inc.	16,037	602,991
Trex Co., Inc.*	11,606	550,705
Universal Forest Products, Inc.	7,663	587,369

		6,281,073

Capital Markets 1.3%
Actua Corp.*	14,838	140,664
Arlington Asset Investment Corp., Class A (a)	8,476	109,679
Ashford, Inc.*	416	18,928
Associated Capital Group, Inc., Class A*	2,514	76,602
BGC Partners, Inc., Class A	69,821	633,975
Calamos Asset Management, Inc., Class A	7,184	59,196
Cohen & Steers, Inc.	7,684	301,751
Cowen Group, Inc., Class A* (a)	41,762	145,541
Diamond Hill Investment Group, Inc.	1,137	199,271
Evercore Partners, Inc., Class A	13,201	681,700
Fifth Street Asset Management, Inc.	2,465	8,800
Financial Engines, Inc. (a)	19,686	634,086
GAMCO Investors, Inc., Class A	2,514	99,479
Greenhill & Co., Inc.	11,114	244,730
HFF, Inc., Class A	14,400	458,352
Houlihan Lokey, Inc.	4,485	113,067
INTL. FCStone, Inc.*	5,607	153,071
Investment Technology Group, Inc.	12,979	253,350
Janus Capital Group, Inc.	56,002	817,629
KCG Holdings, Inc., Class A*	12,957	177,511
Ladenburg Thalmann Financial Services, Inc.* (a)	41,956	112,442
Medley Management, Inc., Class A	2,680	17,527
Moelis & Co., Class A	6,625	186,229
OM Asset Management PLC	9,766	131,060
Oppenheimer Holdings, Inc., Class A	3,746	57,239
Piper Jaffray Cos.*	5,041	210,260
Pzena Investment Management, Inc., Class A	4,591	41,594
Safeguard Scientifics, Inc.*	8,183	112,925
Stifel Financial Corp.*	25,836	850,263
Virtu Financial, Inc., Class A	7,259	151,350

Common Stocks (continued)

	Shares	Market Value

Capital Markets (continued)
Virtus Investment Partners, Inc.	2,599	$203,294
Walter Investment Management Corp.* (a)	13,864	100,514
Westwood Holdings Group, Inc.	2,873	165,341
WisdomTree Investments, Inc. (a)	43,405	472,680
ZAIS Group Holdings, Inc.*	1,281	3,510

		8,143,610

Chemicals 2.0%
A. Schulman, Inc.	11,063	308,547
American Vanguard Corp.*	10,780	178,409
Axiall Corp.	26,626	627,042
Balchem Corp.	11,836	726,257
Calgon Carbon Corp.	20,059	328,767
Chase Corp.	2,615	147,198
Chemtura Corp.*	25,700	715,745
Core Molding Technologies, Inc.*	3,035	35,601
Ferro Corp.*	26,097	332,476
Flotek Industries, Inc.* (a)	20,247	191,334
FutureFuel Corp.	8,949	100,587
H.B. Fuller Co.	19,196	858,445
Hawkins, Inc.	3,902	152,685
Innophos Holdings, Inc.	7,394	273,282
Innospec, Inc.	9,242	446,943
Intrepid Potash, Inc.*	22,376	28,641
KMG Chemicals, Inc.	3,568	84,526
Koppers Holdings, Inc.*	7,592	190,787
Kraton Performance Polymers, Inc.*	11,854	269,204
Kronos Worldwide, Inc. (a)	8,177	54,377
LSB Industries, Inc.*	7,864	103,490
Minerals Technologies, Inc.	13,209	791,219
Olin Corp.	62,885	1,370,264
OMNOVA Solutions, Inc.*	18,810	134,491
PolyOne Corp.	33,950	1,221,521
Quaker Chemical Corp.	5,080	452,425
Rayonier Advanced Materials, Inc.	16,094	164,964
Rentech, Inc.*	9,414	32,667
Senomyx, Inc.* (a)	17,892	43,835
Sensient Technologies Corp.	17,812	1,197,857
Solazyme, Inc.* (a)	31,994	74,866
Stepan Co.	7,350	450,482
Trecora Resources*	8,254	94,508
Tredegar Corp.	9,187	146,625
Trinseo SA*	4,507	192,855
Tronox Ltd., Class A	25,184	183,340
Valhi, Inc.	6,575	12,953

		12,719,215

Commercial Services & Supplies 2.3%
ABM Industries, Inc.	21,294	685,028
ACCO Brands Corp.*	41,698	397,799
ARC Document Solutions, Inc.*	16,217	66,814
Brady Corp., Class A	18,110	479,734
Brink’s Co. (The)	18,509	626,345

110

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Commercial Services & Supplies (continued)
Casella Waste Systems, Inc., Class A*	14,663	$104,987
CECO Environmental Corp.	10,801	71,287
Civeo Corp.*	42,413	64,468
Deluxe Corp.	19,059	1,196,524
Ennis, Inc.	9,749	190,495
Essendant, Inc.	14,496	446,332
G&K Services, Inc., Class A	7,604	537,223
Healthcare Services Group, Inc.	27,219	1,030,239
Heritage-Crystal Clean, Inc.*	5,160	53,664
Herman Miller, Inc.	22,655	683,501
HNI Corp.	16,881	738,037
InnerWorkings, Inc.*	14,759	120,581
Interface, Inc.	25,088	426,998
Kimball International, Inc., Class B	12,749	148,398
Knoll, Inc.	18,557	433,306
Matthews International Corp., Class A	12,552	660,737
McGrath RentCorp	9,038	220,346
Mobile Mini, Inc.	17,372	560,247
MSA Safety, Inc.	11,156	536,492
Multi-Color Corp.	4,824	288,620
NL Industries, Inc.*	2,997	9,201
Quad/Graphics, Inc.	10,490	131,649
SP Plus Corp.*	6,310	140,587
Steelcase, Inc., Class A	31,616	482,460
Team, Inc.*	11,060	317,754
Tetra Tech, Inc.	22,960	675,024
TRC Cos., Inc.*	6,692	57,284
UniFirst Corp.	5,663	613,756
US Ecology, Inc.	8,253	371,633
Viad Corp.	7,663	227,974
VSE Corp.	1,577	97,837
West Corp.	19,822	424,785

		14,318,146

Communications Equipment 1.5%
ADTRAN, Inc.	18,932	365,766
Aerohive Networks, Inc.*	9,093	52,739
Alliance Fiber Optic Products, Inc.*	5,757	106,620
Applied Optoelectronics, Inc.*	6,439	72,117
Bel Fuse, Inc., Class B	4,223	70,355
Black Box Corp.	6,060	88,597
CalAmp Corp.*	13,784	206,347
Calix, Inc.*	17,441	120,866
Ciena Corp.*	46,998	790,976
Clearfield, Inc.* (a)	4,319	80,161
Comtech Telecommunications Corp.	5,947	143,917
Digi International, Inc.*	8,905	94,126
EMCORE Corp.*	7,950	45,315
Extreme Networks, Inc.*	37,057	130,070
Finisar Corp.*	39,466	649,610
Harmonic, Inc.* (a)	28,036	97,005
Infinera Corp.*	50,629	601,979
InterDigital, Inc.	13,727	782,165
Ixia*	22,984	232,598

Common Stocks (continued)

	Shares	Market Value

Communications Equipment (continued)
KVH Industries, Inc.*	6,678	$65,177
NETGEAR, Inc.*	12,206	517,534
NetScout Systems, Inc.*	34,972	778,477
Novatel Wireless, Inc.* (a)	14,861	22,737
Oclaro, Inc.* (a)	36,956	186,628
Plantronics, Inc.	13,422	516,076
Polycom, Inc.*	51,296	612,987
Ruckus Wireless, Inc.*	28,633	393,417
ShoreTel, Inc.*	24,413	149,408
Sonus Networks, Inc.*	18,339	151,480
Ubiquiti Networks, Inc.* (a)	10,982	391,179
ViaSat, Inc.*	16,261	1,247,219

		9,763,648

Construction & Engineering 0.8%
Aegion Corp.*	13,843	293,887
Ameresco, Inc., Class A* (a)	8,380	37,459
Argan, Inc.	4,939	168,815
Comfort Systems USA, Inc.	14,220	419,348
Dycom Industries, Inc.*	13,024	919,495
EMCOR Group, Inc.	23,882	1,157,799
Granite Construction, Inc.	14,960	667,066
Great Lakes Dredge & Dock Corp.*	23,876	109,113
HC2 Holdings, Inc.* (a)	9,309	35,933
MasTec, Inc.*	25,408	575,745
MYR Group, Inc.*	7,167	182,830
Northwest Pipe Co.*	3,653	39,416
NV5 Global, Inc.* (a)	2,024	50,256
Orion Marine Group, Inc.*	11,534	67,359
Primoris Services Corp.	14,724	344,394
Tutor Perini Corp.*	14,095	222,983

		5,291,898

Construction Materials 0.2%
Headwaters, Inc.*	28,073	561,741
Summit Materials, Inc., Class A*	12,064	252,138
United States Lime & Minerals, Inc.	792	42,427
US Concrete, Inc.*	5,552	342,891

		1,199,197

Consumer Finance 0.4%
Cash America International, Inc.	9,723	359,362
Encore Capital Group, Inc.* (a)	9,849	277,249
Enova International, Inc.*	10,423	91,827
EZCORP, Inc., Class A*	20,655	102,242
First Cash Financial Services, Inc.	10,695	489,082
Green Dot Corp., Class A*	17,463	388,203
JG Wentworth Co. (The), Class A* (a)	5,777	6,644
Nelnet, Inc., Class A	8,574	359,336
PRA Group, Inc.* (a)	18,369	609,483
Regional Management Corp.*	3,794	62,677
World Acceptance Corp.* (a)	2,681	116,329

		2,862,434

111

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Containers & Packaging 0.4%
AEP Industries, Inc.	1,561	$96,204
Berry Plastics Group, Inc.*	45,488	1,638,478
Greif, Inc., Class A	11,635	403,735
Multi Packaging Solutions International Ltd.*	7,175	119,249
Myers Industries, Inc.	9,728	131,133

		2,388,799

Distributors 0.4%
Core-Mark Holding Co., Inc.	8,784	717,301
Fenix Parts, Inc.* (a)	5,354	26,984
Pool Corp.	16,575	1,448,821
VOXX International Corp.*	8,204	36,836
Weyco Group, Inc.	2,514	70,493

		2,300,435

Diversified Consumer Services 1.0%
2U, Inc.* (a)	9,993	280,104
American Public Education, Inc.*	6,346	146,973
Apollo Education Group, Inc.*	35,659	278,140
Ascent Capital Group, Inc., Class A*	5,258	79,238
Bridgepoint Education, Inc.*	6,958	66,379
Bright Horizons Family Solutions, Inc.*	14,264	936,004
Cambium Learning Group, Inc.*	4,843	22,036
Capella Education Co.	4,612	255,090
Career Education Corp.*	26,189	139,849
Carriage Services, Inc.	5,609	137,028
Chegg, Inc.* (a)	28,276	128,373
Collectors Universe, Inc.	2,907	50,553
DeVry Education Group, Inc. (a)	24,196	419,801
Grand Canyon Education, Inc.*	17,924	783,817
Houghton Mifflin Harcourt Co.*	47,793	980,234
K12, Inc.*	12,483	153,416
Liberty Tax, Inc.	2,264	27,055
LifeLock, Inc.*	35,885	417,701
Regis Corp.*	13,606	185,994
Sotheby’s (a)	21,358	581,792
Strayer Education, Inc.*	4,156	206,304
Universal Technical Institute, Inc.	8,221	32,473
Weight Watchers International, Inc.* (a)	10,530	136,363

		6,444,717

Diversified Financial Services 0.4%
BBX Capital Corp., Class A*	1,191	18,365
FNFV Group*	27,027	291,081
GAIN Capital Holdings, Inc.	12,740	87,269
MarketAxess Holdings, Inc.	14,239	1,747,980
Marlin Business Services Corp.	3,527	52,164
NewStar Financial, Inc.*	9,399	90,418
On Deck Capital, Inc.*	4,685	40,432
PICO Holdings, Inc.*	9,069	90,055
Resource America, Inc., Class A	6,395	40,417
Tiptree Financial, Inc., Class A	11,104	61,405

		2,519,586

Common Stocks (continued)

	Shares	Market Value

Diversified Telecommunication Services 0.8%
8x8, Inc.*	33,615	$381,194
Atlantic Tele-Network, Inc.	3,900	280,449
Cincinnati Bell, Inc.*	80,601	307,896
Cogent Communications Holdings, Inc.	17,508	677,559
Consolidated Communications Holdings, Inc.	19,202	453,935
FairPoint Communications, Inc.*	7,626	101,121
General Communication, Inc., Class A*	13,290	224,601
Globalstar, Inc.* (a)	179,168	349,378
Hawaiian Telcom Holdco, Inc.*	4,454	102,576
IDT Corp., Class B	6,661	102,180
Inteliquent, Inc.	12,734	211,257
Intelsat SA* (a)	11,505	45,445
Iridium Communications, Inc.* (a)	31,075	250,775
Lumos Networks Corp.*	8,915	113,666
ORBCOMM, Inc.*	22,655	224,511
pdvWireless, Inc.* (a)	5,136	207,392
Straight Path Communications, Inc., Class B*	3,731	136,555
Vonage Holdings Corp.*	70,823	330,743
Windstream Holdings, Inc. (a)	35,455	307,749

		4,808,982

Electric Utilities 1.1%
ALLETE, Inc.	18,550	1,042,324
El Paso Electric Co.	15,354	692,465
Empire District Electric Co. (The)	16,550	557,238
Genie Energy Ltd., Class B*	4,876	35,936
IDACORP, Inc.	19,194	1,395,980
MGE Energy, Inc.	13,168	656,425
Otter Tail Corp.	14,143	409,016
PNM Resources, Inc.	30,370	962,122
Portland General Electric Co.	33,866	1,345,158
Spark Energy, Inc., Class A (a)	1,204	31,039

		7,127,703

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	2,469	53,207
AZZ, Inc.	9,837	540,248
Encore Wire Corp.	7,889	301,754
EnerSys	16,946	989,138
Enphase Energy, Inc.* (a)	10,960	27,510
Franklin Electric Co., Inc.	18,089	571,432
FuelCell Energy, Inc.* (a)	8,208	48,920
Generac Holdings, Inc.*	26,334	1,003,852
General Cable Corp.	18,042	282,177
LSI Industries, Inc.	8,265	104,552
Plug Power, Inc.* (a)	64,837	133,564
Powell Industries, Inc.	3,616	112,530
Power Solutions International, Inc.* (a)	1,887	24,437
PowerSecure International, Inc.*	8,904	166,683
Preformed Line Products Co.	1,121	47,048
Sunrun, Inc.* (a)	7,655	60,321
Thermon Group Holdings, Inc.*	12,179	228,234

112

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Electrical Equipment (continued)
Vicor Corp.*	6,915	$66,315

		4,761,922

Electronic Equipment, Instruments & Components 2.9%
Agilysys, Inc.*	6,180	66,002
Anixter International, Inc.*	10,832	674,834
AVX Corp.	17,500	231,350
Badger Meter, Inc.	5,518	393,599
Belden, Inc.	16,210	1,023,499
Benchmark Electronics, Inc.*	19,907	386,594
Checkpoint Systems, Inc.*	17,122	173,275
Coherent, Inc.*	9,069	847,045
Control4 Corp.* (a)	8,167	60,517
CTS Corp.	12,561	208,136
Daktronics, Inc.	15,212	132,344
DTS, Inc.*	6,668	145,496
Electro Rent Corp.	6,905	69,119
ePlus, Inc.*	2,149	172,758
Fabrinet*	13,495	431,435
FARO Technologies, Inc.*	6,540	189,922
FEI Co.	15,819	1,408,207
Gerber Scientific, Inc., Escrow Shares* (b)	11,566	0
GSI Group, Inc.*	12,778	185,920
II-VI, Inc.*	19,936	416,064
Insight Enterprises, Inc.*	14,708	363,435
InvenSense, Inc.* (a)	29,432	226,038
Itron, Inc.*	14,574	599,283
Kimball Electronics, Inc.*	11,535	126,193
Knowles Corp.* (a)	33,124	442,868
Littelfuse, Inc.	8,596	1,001,262
Mercury Systems, Inc.*	12,964	272,503
Mesa Laboratories, Inc.	1,063	107,129
Methode Electronics, Inc.	14,586	433,642
MTS Systems Corp.	5,650	317,643
Multi-Fineline Electronix, Inc.*	3,222	74,106
Newport Corp.*	15,091	346,942
OSI Systems, Inc.*	7,522	382,795
Park Electrochemical Corp.	7,433	121,232
PC Connection, Inc.	4,070	96,744
Plexus Corp.*	12,763	532,983
QLogic Corp.*	31,469	411,929
Rofin-Sinar Technologies, Inc.*	10,665	343,306
Rogers Corp.*	7,075	405,822
Sanmina Corp.*	29,821	705,267
ScanSource, Inc.*	10,143	412,617
SYNNEX Corp.	10,957	904,719
Systemax, Inc.*	4,716	42,680
Tech Data Corp.*	13,930	956,852
TTM Technologies, Inc.*	21,901	142,795
Universal Display Corp.*	15,318	893,193
Vishay Intertechnology, Inc.	51,490	626,118
Vishay Precision Group, Inc.*	4,443	66,467

		18,572,679

Common Stocks (continued)

	Shares	Market Value

Energy Equipment & Services 1.0%
Archrock, Inc.	25,418	$250,367
Atwood Oceanics, Inc. (a)	24,110	232,903
Basic Energy Services, Inc.* (a)	16,851	53,923
Bristow Group, Inc.	13,045	298,991
C&J Energy Services Ltd.* (a)	22,389	32,464
CARBO Ceramics, Inc. (a)	7,242	107,544
Era Group, Inc.*	8,162	77,784
Exterran Corp.*	13,035	199,436
Fairmount Santrol Holdings, Inc.* (a)	25,376	101,504
Forum Energy Technologies, Inc.*	22,341	373,988
Geospace Technologies Corp.*	5,193	84,957
GulfMark Offshore, Inc., Class A* (a)	9,914	67,217
Helix Energy Solutions Group, Inc.*	39,301	339,168
Hornbeck Offshore Services, Inc.* (a)	12,822	150,530
Independence Contract Drilling, Inc.*	6,376	25,376
ION Geophysical Corp.* (a)	3,623	33,187
Key Energy Services, Inc.* (a)	51,075	27,014
Matrix Service Co.*	10,086	190,020
McDermott International, Inc.*	90,300	409,962
Natural Gas Services Group, Inc.*	4,675	107,478
Newpark Resources, Inc.*	30,851	144,074
Nordic American Offshore Ltd. (a)	7,644	43,494
North Atlantic Drilling Ltd.* (a)	2,986	11,287
Oil States International, Inc.*	19,624	679,775
Parker Drilling Co.*	48,678	148,955
PHI, Inc., Non-Voting Shares*	4,986	111,786
Pioneer Energy Services Corp.*	25,190	78,341
RigNet, Inc.* (a)	4,772	81,601
SEACOR Holdings, Inc.*	6,545	384,650
Seventy Seven Energy, Inc.*	22,195	4,233
Tesco Corp.	15,302	144,757
TETRA Technologies, Inc.*	29,910	215,352
Tidewater, Inc. (a)	18,675	163,593
U.S. Silica Holdings, Inc. (a)	24,440	624,442
Unit Corp.*	17,900	226,614

		6,226,767

Food & Staples Retailing 0.8%
Andersons, Inc. (The)	10,722	359,294
Casey’s General Stores, Inc.	14,822	1,660,064
Chefs’ Warehouse Inc. (The)*	7,002	134,929
Fairway Group Holdings Corp.*	7,486	1,614
Ingles Markets, Inc., Class A	5,029	181,396
Natural Grocers by Vitamin Cottage, Inc.* (a)	3,251	43,433
Performance Food Group Co.*	6,311	163,329
PriceSmart, Inc.	7,415	641,694
Smart & Final Stores, Inc.*	9,017	143,551
SpartanNash Co.	14,192	393,119
SUPERVALU, Inc.*	99,402	499,992
United Natural Foods, Inc.*	18,997	677,623
Village Super Market, Inc., Class A	2,841	69,320
Weis Markets, Inc.	4,141	188,498

		5,157,856

113

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Food Products 1.9%
Alico, Inc.	1,495	$43,220
Amplify Snack Brands, Inc.*	5,453	84,031
Arcadia Biosciences, Inc.* (a)	2,923	6,284
B&G Foods, Inc.	24,411	1,005,977
Calavo Growers, Inc.	5,609	320,667
Cal-Maine Foods, Inc. (a)	11,983	608,257
Darling Ingredients, Inc.*	62,750	909,248
Dean Foods Co. (a)	35,909	618,712
Farmer Brothers Co.*	2,763	83,470
Fresh Del Monte Produce, Inc.	12,708	549,748
Freshpet, Inc.* (a)	8,173	67,672
Inventure Foods, Inc.*	7,653	54,796
J&J Snack Foods Corp.	5,676	574,014
John B. Sanfilippo & Son, Inc.	3,169	175,341
Lancaster Colony Corp.	7,061	822,607
Landec Corp.*	9,852	110,835
Lifeway Foods, Inc.*	1,982	19,225
Limoneira Co. (a)	4,713	84,316
Omega Protein Corp.*	8,309	154,464
Post Holdings, Inc.*	23,447	1,684,433
Sanderson Farms, Inc. (a)	8,556	784,927
Seaboard Corp.*	100	300,300
Seneca Foods Corp., Class A*	2,887	94,087
Snyder’s-Lance, Inc.	26,324	841,578
Tootsie Roll Industries, Inc. (a)	7,287	259,709
TreeHouse Foods, Inc.*	21,485	1,899,274

		12,157,192

Gas Utilities 1.5%
Chesapeake Utilities Corp.	5,824	346,645
New Jersey Resources Corp.	32,688	1,166,308
Northwest Natural Gas Co.	10,432	537,665
ONE Gas, Inc.	20,098	1,175,130
Piedmont Natural Gas Co., Inc.	30,080	1,798,784
South Jersey Industries, Inc.	26,028	726,441
Southwest Gas Corp.	17,883	1,160,786
Spire, Inc.	16,568	1,059,689
WGL Holdings, Inc.	19,006	1,290,317

		9,261,765

Health Care Equipment & Supplies 3.8%
Abaxis, Inc.	8,549	387,441
ABIOMED, Inc.*	15,904	1,544,915
Accuray, Inc.* (a)	29,737	159,390
Analogic Corp.	4,716	372,517
AngioDynamics, Inc.*	9,377	114,868
Anika Therapeutics, Inc.*	5,571	254,372
Antares Pharma, Inc.* (a)	61,656	67,822
AtriCure, Inc.*	10,712	170,321
Atrion Corp.	542	215,337
Cantel Medical Corp.	13,105	877,904
Cardiovascular Systems, Inc.*	12,581	175,882
Cerus Corp.* (a)	35,956	225,085

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
ConforMIS, Inc.* (a)	3,388	$41,977
CONMED Corp.	10,476	433,916
Corindus Vascular Robotics, Inc.* (a)	8,630	9,062
CryoLife, Inc.	9,531	118,184
Cutera, Inc.*	4,708	54,895
Cynosure, Inc., Class A*	8,437	412,907
EndoChoice Holdings, Inc.*	1,706	9,417
Endologix, Inc.* (a)	28,166	315,741
Entellus Medical, Inc.*	2,193	31,886
Exactech, Inc.*	4,113	93,530
GenMark Diagnostics, Inc.*	16,685	98,608
Glaukos Corp.*	2,482	46,761
Globus Medical, Inc., Class A*	26,160	655,046
Greatbatch, Inc.*	9,708	337,838
Haemonetics Corp.*	19,677	638,125
Halyard Health, Inc.*	17,626	496,348
HeartWare International, Inc.*	6,514	217,307
ICU Medical, Inc.*	5,395	535,939
Inogen, Inc.*	5,968	291,597
Insulet Corp.*	21,581	718,647
Integra LifeSciences Holdings Corp.*	10,821	766,343
Invacare Corp.	12,110	136,116
InVivo Therapeutics Holdings Corp.* (a)	13,130	78,780
Invuity, Inc.*	1,378	9,370
iRadimed Corp.*	1,085	17,761
K2M Group Holdings, Inc.*	6,985	113,576
Lantheus Holdings, Inc.*	3,612	7,441
LDR Holding Corp.*	9,555	257,507
LeMaitre Vascular, Inc.	4,490	74,444
LivaNova PLC*	16,899	891,084
Masimo Corp.*	16,689	723,468
Meridian Bioscience, Inc.	15,847	302,836
Merit Medical Systems, Inc.*	16,751	339,208
Natus Medical, Inc.*	12,543	399,745
Neogen Corp.*	14,103	666,226
Nevro Corp.* (a)	6,361	427,777
Novocure Ltd.* (a)	2,818	36,352
NuVasive, Inc.*	18,406	974,414
Nuvectra Corp.*	3,236	27,199
NxStage Medical, Inc.*	24,038	387,493
OraSure Technologies, Inc.*	22,142	158,980
Orthofix International NV*	7,140	312,446
Oxford Immunotec Global PLC*	7,916	82,801
Penumbra, Inc.*	1,729	94,231
Quidel Corp.*	10,848	187,670
Rockwell Medical, Inc.* (a)	18,954	175,325
RTI Surgical, Inc.*	22,692	90,541
SeaSpine Holdings Corp.*	3,414	50,937
Second Sight Medical Products, Inc.* (a)	4,717	22,311
Sientra, Inc.* (a)	2,731	22,176
Spectranetics Corp. (The)* (a)	15,974	271,558
STAAR Surgical Co.* (a)	15,405	118,773
STERIS PLC	32,484	2,295,644

114

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Health Care Equipment & Supplies (continued)
SurModics, Inc.*	4,891	$98,407
Tandem Diabetes Care, Inc.*	6,974	77,621
TransEnterix, Inc.* (a)	20,177	30,266
Unilife Corp.* (a)	46,672	25,665
Utah Medical Products, Inc.	1,406	94,061
Vascular Solutions, Inc.*	6,550	228,923
Veracyte, Inc.*	5,285	30,653
West Pharmaceutical Services, Inc.	27,441	1,953,799
Wright Medical Group NV*	33,889	636,435
ZELTIQ Aesthetics, Inc.* (a)	12,240	365,976

		24,185,924

Health Care Providers & Services 2.8%
AAC Holdings, Inc.* (a)	3,165	65,167
Aceto Corp.	11,078	248,480
Addus HomeCare Corp.*	2,630	48,655
Adeptus Health, Inc., Class A* (a)	2,280	155,314
Air Methods Corp.*	14,976	553,812
Alliance HealthCare Services, Inc.*	2,106	15,142
Almost Family, Inc.*	2,637	110,780
Amedisys, Inc.*	10,712	551,561
AMN Healthcare Services, Inc.*	18,157	644,755
Amsurg Corp.*	20,573	1,666,002
BioScrip, Inc.* (a)	26,679	70,433
BioTelemetry, Inc.*	10,182	160,163
Capital Senior Living Corp.*	11,144	223,549
Chemed Corp.	6,529	847,334
Civitas Solutions, Inc.*	4,400	88,176
CorVel Corp.*	3,236	146,267
Cross Country Healthcare, Inc.*	12,160	151,149
Diplomat Pharmacy, Inc.* (a)	13,775	417,245
Ensign Group, Inc. (The)	19,440	438,566
ExamWorks Group, Inc.*	15,709	566,309
Five Star Quality Care, Inc.*	17,690	43,164
Genesis Healthcare, Inc.*	14,349	36,159
HealthEquity, Inc.*	13,798	347,020
HealthSouth Corp.	34,792	1,442,476
Healthways, Inc.*	11,513	134,126
Kindred Healthcare, Inc.	31,501	464,955
Landauer, Inc.	3,799	131,977
LHC Group, Inc.*	4,918	198,392
Magellan Health, Inc.*	9,502	669,511
Molina Healthcare, Inc.*	14,979	775,313
National HealthCare Corp.	3,847	247,939
National Research Corp., Class A	4,186	60,237
Nobilis Health Corp.* (a)	12,275	51,800
Owens & Minor, Inc.	24,035	874,634
PharMerica Corp.*	11,599	274,200
Providence Service Corp. (The)*	4,851	241,774
RadNet, Inc.*	13,755	69,463
Select Medical Holdings Corp.*	39,947	534,491
Surgery Partners, Inc.* (a)	5,831	94,987
Surgical Care Affiliates, Inc.*	8,214	397,147

Common Stocks (continued)

	Shares	Market Value

Health Care Providers & Services (continued)
Team Health Holdings, Inc.*	27,447	$1,148,108
Teladoc, Inc.*	3,388	41,164
Triple-S Management Corp., Class B*	9,152	238,318
Trupanion, Inc.* (a)	6,209	77,426
U.S. Physical Therapy, Inc.	4,741	236,386
Universal American Corp.	19,638	146,107
WellCare Health Plans, Inc.*	16,780	1,510,032

		17,656,165

Health Care Technology 0.5%
Castlight Health, Inc., Class B*	13,313	47,927
Computer Programs & Systems, Inc. (a)	4,299	220,668
Connecture, Inc.*	2,304	5,322
Evolent Health, Inc., Class A*	5,811	69,790
HealthStream, Inc.*	9,589	216,903
HMS Holdings Corp.*	32,299	545,530
Imprivata, Inc.*	3,591	43,523
Medidata Solutions, Inc.*	21,042	918,063
Omnicell, Inc.*	13,772	438,776
Press Ganey Holdings, Inc.* (a)	4,128	125,780
Quality Systems, Inc.	18,924	266,450
Vocera Communications, Inc.*	9,496	111,293

		3,010,025

Hotels, Restaurants & Leisure 3.3%
Belmond Ltd., Class A*	36,645	335,668
Biglari Holdings, Inc.*	634	237,078
BJ’s Restaurants, Inc.*	7,735	344,981
Bloomin’ Brands, Inc.	45,034	842,136
Bob Evans Farms, Inc.	7,502	341,641
Bojangles’, Inc.*	3,219	56,751
Boyd Gaming Corp.*	30,333	565,407
Bravo Brio Restaurant Group, Inc.*	5,942	43,793
Buffalo Wild Wings, Inc.*	7,242	967,966
Caesars Acquisition Co., Class A* (a)	18,118	137,153
Caesars Entertainment Corp.* (a)	20,907	142,795
Carrols Restaurant Group, Inc.*	13,302	185,031
Cheesecake Factory, Inc. (The)	18,590	948,276
Churchill Downs, Inc.	4,853	651,176
Chuy’s Holdings, Inc.*	6,256	191,058
ClubCorp Holdings, Inc.	16,539	220,796
Cracker Barrel Old Country Store, Inc. (a)	7,323	1,072,160
Dave & Buster’s Entertainment, Inc.*	8,697	336,574
Del Frisco’s Restaurant Group, Inc.*	8,755	139,467
Denny’s Corp.*	30,284	299,509
Diamond Resorts International, Inc.* (a)	15,805	335,224
DineEquity, Inc.	6,461	555,646
El Pollo Loco Holdings, Inc.* (a)	5,347	70,527
Eldorado Resorts, Inc.*	10,768	141,168
Empire Resorts, Inc.* (a)	1,323	22,001
Fiesta Restaurant Group, Inc.*	10,181	326,912
Fogo De Chao, Inc.* (a)	1,654	27,605
Habit Restaurants, Inc. (The), Class A* (a)	4,533	75,928

115

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Hotels, Restaurants & Leisure (continued)
International Speedway Corp., Class A	10,543	$353,085
Interval Leisure Group, Inc. (a)	42,810	604,477
Intrawest Resorts Holdings, Inc.*	7,050	60,912
Isle of Capri Casinos, Inc.*	8,674	129,243
J Alexander’s Holdings, Inc.*	5,474	56,382
Jack in the Box, Inc.	13,228	893,551
Jamba, Inc.* (a)	4,816	62,560
Kona Grill, Inc.* (a)	3,264	43,476
Krispy Kreme Doughnuts, Inc.*	24,704	430,097
La Quinta Holdings, Inc.*	35,410	452,186
Marcus Corp. (The)	6,874	133,012
Marriott Vacations Worldwide Corp.	9,154	573,407
Monarch Casino & Resort, Inc.*	4,007	76,133
Morgans Hotel Group Co.*	10,905	16,248
Noodles & Co.* (a)	4,312	48,079
Papa John’s International, Inc.	10,678	604,268
Papa Murphy’s Holdings, Inc.*	3,608	45,316
Penn National Gaming, Inc.*	30,118	485,803
Pinnacle Entertainment, Inc.*	23,049	254,461
Planet Fitness, Inc., Class A* (a)	5,792	88,965
Popeyes Louisiana Kitchen, Inc.*	8,820	474,163
Potbelly Corp.* (a)	7,165	102,101
Red Robin Gourmet Burgers, Inc.*	5,376	348,687
Ruby Tuesday, Inc.*	22,785	100,254
Ruth’s Hospitality Group, Inc.	13,258	210,537
Scientific Games Corp., Class A*	18,402	182,548
SeaWorld Entertainment, Inc.	26,046	519,097
Shake Shack, Inc., Class A* (a)	2,271	82,937
Sonic Corp.	18,709	643,028
Speedway Motorsports, Inc.	4,598	80,557
Texas Roadhouse, Inc.	26,673	1,086,125
Vail Resorts, Inc.	13,851	1,795,644
Wingstop, Inc.* (a)	2,420	60,355
Zoe’s Kitchen, Inc.* (a)	7,347	275,439

		20,987,560

Household Durables 1.3%
Bassett Furniture Industries, Inc.	4,213	124,326
Beazer Homes USA, Inc.*	12,250	100,695
CalAtlantic Group, Inc.	29,353	950,157
Cavco Industries, Inc.*	3,366	295,164
Century Communities, Inc.*	6,035	104,043
CSS Industries, Inc.	3,628	101,439
Ethan Allen Interiors, Inc.	9,655	328,656
Flexsteel Industries, Inc.	2,226	91,021
Green Brick Partners, Inc.*	7,916	58,341
Helen of Troy Ltd.*	10,877	1,082,588
Hooker Furniture Corp.	4,192	103,962
Hovnanian Enterprises, Inc., Class A* (a)	42,584	71,115
Installed Building Products, Inc.*	7,461	198,313
iRobot Corp.*	11,303	422,506
KB Home (a)	29,250	396,922
La-Z-Boy, Inc.	19,457	503,353

Common Stocks (continued)

	Shares	Market Value

Household Durables (continued)
LGI Homes, Inc.* (a)	5,175	$144,952
Libbey, Inc.	8,170	151,962
Lifetime Brands, Inc.	4,391	75,833
M.D.C. Holdings, Inc.	14,849	365,434
M/I Homes, Inc.*	9,272	186,367
Meritage Homes Corp.*	15,109	514,159
NACCO Industries, Inc., Class A	1,472	87,613
New Home Co., Inc. (The)*	3,776	42,027
Skullcandy, Inc.*	8,395	28,627
Taylor Morrison Home Corp., Class A*	12,194	175,594
TRI Pointe Group, Inc.*	61,462	712,959
Universal Electronics, Inc.*	5,497	365,056
WCI Communities, Inc.*	6,152	98,309
William Lyon Homes, Class A* (a)	7,812	110,149
ZAGG, Inc.*	10,819	86,660

		8,078,302

Household Products 0.2%
Central Garden & Pet Co., Class A*	16,071	261,796
HRG Group, Inc.*	29,820	429,408
Oil-Dri Corp. of America	1,780	59,381
Orchids Paper Products Co.	3,349	102,714
WD-40 Co.	5,561	568,890

		1,422,189

Independent Power and Renewable Electricity Producers 0.5%
Abengoa Yield PLC (a)	18,397	331,698
Atlantic Power Corp. (a)	48,331	128,560
Dynegy, Inc.*	45,587	803,699
NRG Yield, Inc., Class A	12,553	189,927
NRG Yield, Inc., Class C (a)	24,290	393,012
Ormat Technologies, Inc.	14,082	611,159
Pattern Energy Group, Inc.	21,067	442,407
Talen Energy Corp.*	31,423	366,392
TerraForm Global, Inc., Class A	17,957	52,255
Vivint Solar, Inc.* (a)	8,385	28,006

		3,347,115

Industrial Conglomerates 0.0%†
Raven Industries, Inc.	14,244	229,186

Information Technology Services 2.4%
Acxiom Corp.*	29,749	653,585
Blackhawk Network Holdings, Inc.*	20,690	664,770
CACI International, Inc., Class A*	9,229	887,368
Cardtronics, Inc.*	17,133	675,383
Cass Information Systems, Inc.	4,410	218,163
Ciber, Inc.*	32,654	75,757
Convergys Corp.	37,626	997,089
CSG Systems International, Inc.	12,530	556,081
Datalink Corp.*	8,291	66,577
EPAM Systems, Inc.*	18,655	1,360,509
Euronet Worldwide, Inc.*	19,812	1,527,505

116

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Information Technology Services (continued)
Everi Holdings, Inc.*	26,590	$44,671
EVERTEC, Inc.	24,913	335,578
ExlService Holdings, Inc.*	12,730	616,005
Forrester Research, Inc.	3,777	126,983
Hackett Group, Inc. (The)	9,020	134,218
Lionbridge Technologies, Inc.*	25,946	129,470
Luxoft Holding, Inc.*	7,024	406,057
ManTech International Corp., Class A	9,202	311,028
MAXIMUS, Inc.	25,142	1,330,012
ModusLink Global Solutions, Inc.*	15,271	22,296
MoneyGram International, Inc.*	11,511	70,793
NeuStar, Inc., Class A* (a)	10,319	242,393
Perficient, Inc.*	13,369	279,145
PFSweb, Inc.*	4,699	66,256
Science Applications International Corp.	17,562	932,366
ServiceSource International, Inc.*	23,737	95,660
Sykes Enterprises, Inc.*	14,905	434,481
Syntel, Inc.*	12,036	511,891
TeleTech Holdings, Inc.	6,263	174,049
Travelport Worldwide Ltd.	40,048	558,670
Unisys Corp.* (a)	18,937	146,004
Virtusa Corp.*	11,324	402,455

		15,053,268

Insurance 2.3%
Ambac Financial Group, Inc.*	17,157	278,458
American Equity Investment Life Holding Co.	31,313	438,382
AMERISAFE, Inc.	7,258	391,061
Argo Group International Holdings Ltd.	10,676	586,860
Atlas Financial Holdings, Inc.*	4,253	74,725
Baldwin & Lyons, Inc., Class B	3,502	85,589
Citizens, Inc.* (a)	18,030	146,945
CNO Financial Group, Inc.	70,885	1,302,157
Crawford & Co., Class B	11,770	79,330
Donegal Group, Inc., Class A	3,066	46,940
eHealth, Inc.*	6,885	77,043
EMC Insurance Group, Inc.	2,834	74,988
Employers Holdings, Inc.	12,179	361,716
Enstar Group Ltd.*	3,488	552,639
FBL Financial Group, Inc., Class A	3,676	222,288
Federated National Holding Co.	5,394	102,756
Fidelity & Guaranty Life (a)	4,330	114,485
First American Financial Corp.	41,363	1,489,895
Global Indemnity PLC*	3,089	97,149
Greenlight Capital Re Ltd., Class A*	10,876	234,160
Hallmark Financial Services, Inc.*	5,824	65,753
HCI Group, Inc.	3,273	98,059
Heritage Insurance Holdings, Inc.	9,472	125,883
Horace Mann Educators Corp.	15,686	487,835
Independence Holding Co.	2,532	38,917
Infinity Property & Casualty Corp.	4,367	350,059
James River Group Holdings Ltd.	4,256	131,766
Kemper Corp.	16,553	512,481

Common Stocks (continued)

	Shares	Market Value

Insurance (continued)
Maiden Holdings Ltd.	19,284	$235,843
MBIA, Inc.*	45,193	352,505
National General Holdings Corp.	14,887	300,569
National Interstate Corp.	2,687	82,733
National Western Life Group, Inc., Class A	846	183,328
Navigators Group, Inc. (The)*	4,063	335,644
OneBeacon Insurance Group Ltd., Class A	8,211	101,816
Patriot National, Inc.* (a)	3,645	30,326
Primerica, Inc. (a)	18,458	914,778
RLI Corp.	16,511	1,026,654
Safety Insurance Group, Inc.	5,732	324,489
Selective Insurance Group, Inc.	21,715	753,728
State Auto Financial Corp.	5,533	113,482
State National Cos., Inc.	11,837	133,521
Stewart Information Services Corp.	8,735	304,153
Third Point Reinsurance Ltd.*	32,085	365,127
United Fire Group, Inc.	7,737	346,772
United Insurance Holdings Corp.	6,456	105,297
Universal Insurance Holdings, Inc. (a)	12,247	215,670

		14,794,754

Internet & Catalog Retail 0.5%
1-800-FLOWERS.COM, Inc., Class A*	9,274	72,801
Blue Nile, Inc.	4,353	112,220
Duluth Holdings, Inc., Class B* (a)	2,760	65,660
Etsy, Inc.*	7,946	69,766
EVINE Live, Inc.*	20,504	31,576
FTD Cos., Inc.*	6,788	188,774
HSN, Inc.	12,359	655,398
Lands’ End, Inc.* (a)	6,125	149,021
Liberty TripAdvisor Holdings, Inc., Series A*	28,377	625,997
Nutrisystem, Inc.	10,968	241,515
Overstock.com, Inc.*	4,884	71,258
PetMed Express, Inc. (a)	7,450	136,335
Shutterfly, Inc.*	13,377	615,074
Wayfair, Inc., Class A* (a)	7,646	288,637

		3,324,032

Internet Software & Services 2.2%
Alarm.com Holdings, Inc.*	2,903	66,217
Amber Road, Inc.* (a)	6,786	33,319
Angie’s List, Inc.* (a)	16,533	144,664
Apigee Corp.*	1,895	18,381
Appfolio, Inc., Class A* (a)	1,833	22,986
Bankrate, Inc.*	23,228	212,304
Bazaarvoice, Inc.*	24,097	80,725
Benefitfocus, Inc.* (a)	3,129	118,589
Blucora, Inc.*	16,308	130,627
Box, Inc., Class A* (a)	5,256	67,960
Brightcove, Inc.*	11,806	71,426
Carbonite, Inc.*	7,449	56,165
Care.com, Inc.*	7,304	54,342
ChannelAdvisor Corp.*	8,717	108,614

117

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Internet Software & Services (continued)
Cimpress NV*	12,491	$1,097,584
comScore, Inc.*	18,597	569,440
Cornerstone OnDemand, Inc.*	20,436	701,977
Cvent, Inc.*	8,814	311,575
Demandware, Inc.*	12,663	583,511
DHI Group, Inc.*	15,960	113,476
EarthLink Holdings Corp.	38,732	225,033
Endurance International Group Holdings, Inc.* (a)	22,106	236,755
Envestnet, Inc.*	14,681	460,690
Everyday Health, Inc.*	8,457	49,051
Five9, Inc.*	9,139	84,536
Gogo, Inc.* (a)	21,185	224,349
GrubHub, Inc.* (a)	28,560	748,843
GTT Communications, Inc.*	9,059	144,763
Hortonworks, Inc.* (a)	3,114	36,029
inContact, Inc.*	23,266	216,606
Instructure, Inc.* (a)	2,231	44,932
Internap Corp.*	21,994	50,146
IntraLinks Holdings, Inc.*	15,891	141,589
j2 Global, Inc.	18,343	1,165,147
Limelight Networks, Inc.*	23,558	41,227
Liquidity Services, Inc.*	9,598	53,557
LivePerson, Inc.*	22,773	137,777
LogMeIn, Inc.*	9,366	559,150
Marchex, Inc., Class B	13,753	58,450
Marin Software, Inc.*	12,171	31,158
Marketo, Inc.*	14,388	316,392
MaxPoint Interactive, Inc.* (a)	660	5,316
MINDBODY, Inc., Class A* (a)	2,452	33,372
Monster Worldwide, Inc.*	36,347	116,310
New Relic, Inc.* (a)	2,353	60,660
NIC, Inc.	24,835	439,828
OPOWER, Inc.* (a)	10,325	81,568
Q2 Holdings, Inc.*	7,238	173,061
QuinStreet, Inc.*	14,603	51,403
Quotient Technology, Inc.* (a)	22,915	266,272
RealNetworks, Inc.*	8,735	39,832
Reis, Inc.	3,479	87,566
RetailMeNot, Inc.*	12,845	108,283
Rocket Fuel, Inc.* (a)	10,340	29,572
SciQuest, Inc.*	10,162	140,439
Shutterstock, Inc.* (a)	7,442	305,271
SPS Commerce, Inc.*	6,339	322,845
Stamps.com, Inc.* (a)	5,427	446,968
TechTarget, Inc.*	7,813	60,629
Travelzoo, Inc.*	3,043	23,218
TrueCar, Inc.* (a)	19,436	132,942
Web.com Group, Inc.*	16,598	331,794
WebMD Health Corp.* (a)	14,370	901,574
Wix.com Ltd.*	6,895	170,444
Xactly Corp.*	4,036	32,530
XO Group, Inc.*	9,871	174,322

		14,126,081

Common Stocks (continued)

	Shares	Market Value

Leisure Products 0.3%
Arctic Cat, Inc.	5,169	$85,961
Black Diamond, Inc.*	8,784	37,332
Callaway Golf Co.	29,462	275,175
Escalade, Inc.	3,894	46,455
JAKKS Pacific, Inc.*	7,473	56,048
Johnson Outdoors, Inc., Class A	2,078	50,142
Malibu Boats, Inc., Class A*	7,007	123,323
Marine Products Corp.	4,726	38,706
MCBC Holdings, Inc.*	2,469	33,134
Nautilus, Inc.*	11,941	210,639
Performance Sports Group Ltd.* (a)	17,828	66,142
Smith & Wesson Holding Corp.*	20,536	448,301
Sturm Ruger & Co., Inc.	7,130	456,534

		1,927,892

Life Sciences Tools & Services 0.6%
Accelerate Diagnostics, Inc.* (a)	9,274	116,389
Albany Molecular Research, Inc.* (a)	9,213	138,656
Cambrex Corp.*	11,961	576,999
Fluidigm Corp.* (a)	11,615	111,272
Harvard Bioscience, Inc.*	12,284	36,483
INC Research Holdings, Inc., Class A*	4,988	240,072
Luminex Corp.*	16,387	329,379
NanoString Technologies, Inc.*	4,956	78,899
NeoGenomics, Inc.*	20,401	166,064
Pacific Biosciences of California, Inc.* (a)	27,125	261,756
PAREXEL International Corp.*	21,049	1,286,094
PRA Health Sciences, Inc.*	7,611	361,142
Sequenom, Inc.* (a)	46,519	59,544

		3,762,749

Machinery 2.9%
Accuride Corp.*	16,145	26,155
Actuant Corp., Class A	22,700	606,317
Alamo Group, Inc.	3,688	208,151
Albany International Corp., Class A	10,716	431,748
Altra Industrial Motion Corp.	10,005	287,143
American Railcar Industries, Inc. (a)	3,363	137,917
Astec Industries, Inc.	7,197	348,335
Barnes Group, Inc.	20,877	678,294
Blue Bird Corp.* (a)	1,860	20,106
Briggs & Stratton Corp.	16,996	359,805
Chart Industries, Inc.*	11,530	296,782
CIRCOR International, Inc.	6,503	367,094
CLARCOR, Inc.	19,104	1,122,742
Columbus McKinnon Corp.	7,281	120,209
Commercial Vehicle Group, Inc.*	12,204	31,364
Douglas Dynamics, Inc.	8,426	193,040
EnPro Industries, Inc.	8,680	508,474
ESCO Technologies, Inc.	9,921	381,760
ExOne Co. (The)* (a)	4,185	55,326
Federal Signal Corp.	23,811	325,972
FreightCar America, Inc.	4,452	76,352

118

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Machinery (continued)
Global Brass & Copper Holdings, Inc.	8,106	$219,673
Gorman-Rupp Co. (The)	7,141	202,019
Graham Corp.	3,668	67,895
Greenbrier Cos., Inc. (The) (a)	10,085	302,449
Harsco Corp.	30,030	212,913
Hillenbrand, Inc.	23,986	727,016
Hurco Cos., Inc.	2,350	76,093
Hyster-Yale Materials Handling, Inc.	3,590	219,887
John Bean Technologies Corp.	11,153	581,517
Kadant, Inc.	4,123	195,224
LB Foster Co., Class A	4,129	81,259
Lindsay Corp. (a)	4,247	324,726
Lydall, Inc.*	6,443	237,038
Meritor, Inc.*	34,695	294,907
Milacron Holdings Corp.*	5,463	93,581
Miller Industries, Inc.	4,372	92,949
Mueller Industries, Inc.	21,636	682,832
Mueller Water Products, Inc., Class A	61,248	658,416
Navistar International Corp.* (a)	18,987	286,514
NN, Inc.	10,116	152,145
Omega Flex, Inc.	1,178	38,803
Proto Labs, Inc.* (a)	8,879	531,230
RBC Bearings, Inc.*	8,912	653,250
Rexnord Corp.*	38,710	843,878
Standex International Corp.	4,875	373,864
Sun Hydraulics Corp.	8,599	304,233
Tennant Co.	7,004	374,084
Titan International, Inc.	17,273	114,520
TriMas Corp.*	17,202	311,356
Twin Disc, Inc.	3,483	46,150
Wabash National Corp.*	25,825	368,006
Watts Water Technologies, Inc., Class A	10,722	599,038
Woodward, Inc.	23,582	1,278,380
Xerium Technologies, Inc.*	4,514	23,879

		18,152,810

Marine 0.1%
Eagle Bulk Shipping, Inc.*	8,383	6,914
Golden Ocean Group Ltd.*	26,545	23,015
Matson, Inc.	16,565	644,047
Navios Maritime Holdings, Inc. (a)	31,331	36,657
Safe Bulkers, Inc. (a)	14,238	17,655
Scorpio Bulkers, Inc.* (a)	16,298	62,747
Ultrapetrol (Bahamas) Ltd.*	10,076	2,813

		793,848

Media 1.6%
AMC Entertainment Holdings, Inc., Class A	7,954	224,144
Carmike Cinemas, Inc.*	9,267	277,917
Central European Media Enterprises Ltd., Class A* (a)	28,973	77,068
Crown Media Holdings, Inc., Class A*	14,209	72,040
Cumulus Media, Inc., Class A*	56,902	21,145

Common Stocks (continued)

	Shares	Market Value

Media (continued)
Daily Journal Corp.*	418	$82,095
DreamWorks Animation SKG, Inc., Class A*	28,864	1,152,251
E.W. Scripps Co. (The), Class A*	22,476	341,186
Entercom Communications Corp., Class A*	9,483	107,537
Entravision Communications Corp., Class A	23,968	190,546
Eros International PLC* (a)	11,198	149,829
Global Eagle Entertainment, Inc.* (a)	17,257	138,228
Gray Television, Inc.*	24,069	309,287
Harte-Hanks, Inc.	19,469	35,433
Hemisphere Media Group, Inc.*	4,203	50,268
IMAX Corp.*	23,000	736,000
Loral Space & Communications, Inc.*	4,891	179,402
MDC Partners, Inc., Class A (a)	16,522	334,405
Media General, Inc.*	36,457	631,800
Meredith Corp.	13,977	717,160
National CineMedia, Inc.	23,506	333,785
New Media Investment Group, Inc.	16,957	272,160
New York Times Co. (The), Class A	52,404	671,819
Nexstar Broadcasting Group, Inc., Class A (a)	11,899	610,776
Reading International, Inc., Class A*	6,665	86,445
Saga Communications, Inc., Class A	1,525	64,126
Scholastic Corp. (a)	10,100	367,438
Sinclair Broadcast Group, Inc., Class A	25,237	809,351
Sizmek, Inc.*	8,257	21,881
Time, Inc.	41,380	608,286
Townsquare Media, Inc., Class A*	2,836	30,175
Tribune Publishing Co.	9,748	110,445
World Wrestling Entertainment, Inc., Class A (a)	11,421	190,045

		10,004,473

Metals & Mining 1.0%
AK Steel Holding Corp.* (a)	66,788	312,568
Carpenter Technology Corp.	17,792	630,015
Century Aluminum Co.* (a)	18,154	160,118
Cliffs Natural Resources, Inc.* (a)	69,167	364,510
Coeur Mining, Inc.* (a)	51,009	413,173
Commercial Metals Co.	44,062	789,591
Ferroglobe PLC	24,358	248,208
Handy & Harman Ltd.*	1,081	29,652
Haynes International, Inc.	4,621	173,426
Hecla Mining Co. (a)	141,134	608,288
Kaiser Aluminum Corp.	6,519	618,197
Materion Corp.	7,564	219,280
Olympic Steel, Inc.	3,840	86,861
Ryerson Holding Corp.* (a)	4,899	43,503
Schnitzer Steel Industries, Inc., Class A	9,701	200,035
Stillwater Mining Co.*	45,736	557,979
SunCoke Energy, Inc.	25,994	193,135
TimkenSteel Corp.	15,791	201,177
Worthington Industries, Inc.	18,279	690,032

		6,539,748

119

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Multiline Retail 0.2%
Big Lots, Inc.	18,898	$866,662
Fred’s, Inc., Class A	14,018	205,644
Ollie’s Bargain Outlet Holdings, Inc.* (a)	3,842	101,621
Tuesday Morning Corp.*	16,027	139,115

		1,313,042

Multi-Utilities 0.5%
Avista Corp.	23,703	949,779
Black Hills Corp. (a)	19,507	1,181,929
NorthWestern Corp.	17,937	1,019,539
Unitil Corp.	5,281	208,705

		3,359,952

Oil, Gas & Consumable Fuels 1.9%
Abraxas Petroleum Corp.*	38,878	59,095
Adams Resources & Energy, Inc.	899	36,185
Alon USA Energy, Inc. (a)	11,484	120,582
Approach Resources, Inc.*	14,480	42,426
Ardmore Shipping Corp.	6,999	65,441
Bill Barrett Corp.* (a)	19,945	158,762
Bonanza Creek Energy, Inc.* (a)	19,754	76,646
Callon Petroleum Co.*	44,995	472,897
Carrizo Oil & Gas, Inc.*	22,066	780,474
Clayton Williams Energy, Inc.* (a)	2,353	42,660
Clean Energy Fuels Corp.* (a)	28,363	81,118
Cloud Peak Energy, Inc.* (a)	23,936	52,899
Contango Oil & Gas Co.*	6,724	84,588
Delek US Holdings, Inc.	21,695	344,734
DHT Holdings, Inc.	35,133	201,663
Dorian LPG Ltd.*	9,792	99,487
Earthstone Energy, Inc.*	418	5,773
Eclipse Resources Corp.* (a)	18,845	45,793
Energy Fuels, Inc.*	16,471	38,707
Erin Energy Corp.* (a)	5,413	10,826
Evolution Petroleum Corp.	9,401	52,082
EXCO Resources, Inc.* (a)	63,858	97,064
Frontline Ltd. (a)	19,646	161,883
GasLog Ltd. (a)	15,363	196,800
Gastar Exploration, Inc.*	32,208	64,094
Gener8 Maritime, Inc.*	6,129	44,313
Green Plains, Inc.	14,404	260,712
Halcon Resources Corp.* (a)	29,137	35,547
Hallador Energy Co. (a)	4,134	19,306
Isramco, Inc.*	369	34,380
Jones Energy, Inc., Class A*	11,391	54,677
Matador Resources Co.* (a)	30,820	664,171
Navios Maritime Acquisition Corp. (a)	32,427	62,584
Nordic American Tankers Ltd. (a)	33,988	523,755
Northern Oil and Gas, Inc.* (a)	24,581	134,212
Oasis Petroleum, Inc.*	68,186	660,722
Pacific Ethanol, Inc.* (a)	12,068	57,082
Panhandle Oil and Gas, Inc., Class A	6,497	122,728
Par Pacific Holdings, Inc.*	5,977	114,220

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels (continued)
Parsley Energy, Inc., Class A*	42,795	$1,002,259
PDC Energy, Inc.*	17,760	1,115,150
Petrocorp, Inc.* (b)	1,500	0
Renewable Energy Group, Inc.*	17,425	169,371
REX American Resources Corp.*	2,231	121,299
Rex Energy Corp.* (a)	18,749	18,936
Ring Energy, Inc.*	9,297	66,938
RSP Permian, Inc.*	24,939	763,383
Sanchez Energy Corp.* (a)	20,689	185,994
Scorpio Tankers, Inc.	67,934	425,267
SemGroup Corp., Class A	16,498	505,829
Ship Finance International Ltd. (a)	22,648	343,570
Stone Energy Corp.* (a)	22,789	22,336
Synergy Resources Corp.*	53,593	386,941
Teekay Tankers Ltd., Class A	36,114	142,289
TransAtlantic Petroleum Ltd.*	10,041	10,945
Triangle Petroleum Corp.*	18,829	8,452
Ultra Petroleum Corp.* (a)	60,909	19,016
Uranium Energy Corp.* (a)	36,408	29,520
W&T Offshore, Inc.* (a)	13,340	32,149
Western Refining, Inc.	27,081	724,688
Westmoreland Coal Co.* (a)	7,050	50,267

		12,325,687

Paper & Forest Products 0.6%
Boise Cascade Co.*	14,972	312,466
Clearwater Paper Corp.*	6,736	402,409
Deltic Timber Corp.	4,164	260,250
KapStone Paper and Packaging Corp.	32,402	514,868
Louisiana-Pacific Corp.*	54,254	922,318
Neenah Paper, Inc.	6,390	415,925
P.H. Glatfelter Co.	16,383	375,662
Schweitzer-Mauduit International, Inc.	11,655	400,815

		3,604,713

Personal Products 0.2%
Elizabeth Arden, Inc.* (a)	10,313	105,502
Inter Parfums, Inc.	6,354	194,559
Medifast, Inc.	4,122	129,967
Natural Health Trends Corp. (a)	2,566	92,864
Nature’s Sunshine Products, Inc.	4,111	39,383
Nutraceutical International Corp.*	3,334	78,649
Revlon, Inc., Class A*	4,242	154,536
Synutra International, Inc.* (a)	8,371	42,357
USANA Health Sciences, Inc.* (a)	2,008	237,828

		1,075,645

Pharmaceuticals 1.8%
Aclaris Therapeutics, Inc.* (a)	2,463	45,516
Aerie Pharmaceuticals, Inc.* (a)	7,568	120,028
Agile Therapeutics, Inc.*	4,033	23,351
Alimera Sciences, Inc.* (a)	12,670	28,127
Amphastar Pharmaceuticals, Inc.*	11,679	143,652

120

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals (continued)
ANI Pharmaceuticals, Inc.*	3,141	$142,821
Aralez Pharmaceuticals, Inc.* (a)	19,731	77,148
Aratana Therapeutics, Inc.* (a)	11,469	68,929
Assembly Biosciences, Inc.*	5,600	33,600
BioDelivery Sciences International, Inc.* (a)	18,469	62,425
Carbylan Therapeutics, Inc.*	4,824	3,531
Catalent, Inc.*	31,862	940,885
Cempra, Inc.* (a)	13,292	225,034
Collegium Pharmaceutical, Inc.* (a)	2,788	53,139
Corcept Therapeutics, Inc.* (a)	24,576	117,228
Corium International, Inc.* (a)	4,855	21,750
Depomed, Inc.* (a)	22,829	396,768
Dermira, Inc.*	5,873	148,528
Durect Corp.*	44,394	59,488
Endocyte, Inc.*	15,609	60,875
Flex Pharma, Inc.* (a)	2,262	24,792
Foamix Pharmaceuticals Ltd.* (a)	8,916	56,260
Heska Corp.*	2,231	68,269
Impax Laboratories, Inc.*	27,305	910,622
Innoviva, Inc. (a)	32,284	398,385
Intersect ENT, Inc.*	6,197	124,250
Intra-Cellular Therapies, Inc.*	10,137	347,902
Lannett Co., Inc.* (a)	10,111	193,929
Medicines Co. (The)* (a)	25,215	897,402
MyoKardia, Inc.* (a)	2,915	33,348
Nektar Therapeutics*	49,937	783,012
Neos Therapeutics, Inc.* (a)	1,775	16,099
Ocular Therapeutix, Inc.* (a)	5,714	70,168
Omeros Corp.* (a)	14,116	187,037
Orexigen Therapeutics, Inc.* (a)	40,915	18,289
Pacira Pharmaceuticals, Inc.*	13,856	749,748
Paratek Pharmaceuticals, Inc.*	4,792	65,267
Pernix Therapeutics Holdings, Inc.* (a)	17,381	13,037
Phibro Animal Health Corp., Class A	6,657	138,066
Prestige Brands Holdings, Inc.*	19,945	1,132,477
Relypsa, Inc.*	12,342	223,390
Revance Therapeutics, Inc.* (a)	6,902	126,859
Sagent Pharmaceuticals, Inc.*	8,151	94,878
SciClone Pharmaceuticals, Inc.*	18,845	248,754
Sucampo Pharmaceuticals, Inc., Class A*	9,160	98,745
Supernus Pharmaceuticals, Inc.*	12,945	222,136
Teligent, Inc.* (a)	16,493	91,041
Tetraphase Pharmaceuticals, Inc.*	14,388	80,573
TherapeuticsMD, Inc.* (a)	54,712	451,374
Theravance Biopharma, Inc.* (a)	10,722	222,482
VIVUS, Inc.* (a)	41,142	67,884
XenoPort, Inc.*	23,133	101,785
Zogenix, Inc.*	9,179	94,085
Zynerba Pharmaceuticals, Inc.*	1,335	10,880

		11,136,048

Professional Services 1.3%
Acacia Research Corp.	20,236	97,538
Advisory Board Co. (The)*	16,209	512,853

Common Stocks (continued)

	Shares	Market Value

Professional Services (continued)
Barrett Business Services, Inc.	2,821	$87,479
CBIZ, Inc.*	19,045	193,878
CDI Corp.	5,933	42,421
CEB, Inc.	12,773	787,966
CRA International, Inc.*	3,741	81,180
Exponent, Inc.	9,954	496,107
Franklin Covey Co.*	4,988	82,152
FTI Consulting, Inc.*	15,863	639,279
GP Strategies Corp.*	4,796	111,939
Heidrick & Struggles International, Inc.	6,880	135,742
Hill International, Inc.*	14,626	62,014
Huron Consulting Group, Inc.*	8,467	470,850
ICF International, Inc.*	7,446	293,149
Insperity, Inc.	6,159	325,010
Kelly Services, Inc., Class A	11,071	207,803
Kforce, Inc.	9,221	175,291
Korn/Ferry International	19,208	521,305
Mistras Group, Inc.*	6,569	160,087
Navigant Consulting, Inc.*	18,442	294,334
On Assignment, Inc.*	19,708	710,671
Pendrell Corp.*	69,095	35,577
Resources Connection, Inc.	14,279	210,901
RPX Corp.*	20,692	229,267
TriNet Group, Inc.*	15,565	258,690
TrueBlue, Inc.*	15,963	298,349
Volt Information Sciences, Inc.*	3,546	26,631
WageWorks, Inc.*	13,604	732,711

		8,281,174

Real Estate Investment Trusts (REITs) 9.7%
Acadia Realty Trust	26,284	885,771
AG Mortgage Investment Trust, Inc.	10,546	141,211
Agree Realty Corp.	7,884	305,742
Alexander’s, Inc.	798	305,371
Altisource Residential Corp.	21,372	248,343
American Assets Trust, Inc.	14,152	561,410
American Capital Mortgage Investment Corp.	18,054	267,741
Anworth Mortgage Asset Corp.	37,414	176,594
Apollo Commercial Real Estate Finance, Inc.	22,481	358,122
Apollo Residential Mortgage, Inc.	11,894	161,283
Ares Commercial Real Estate Corp.	9,914	118,968
Armada Hoffler Properties, Inc.	11,231	131,403
ARMOUR Residential REIT, Inc.	13,895	295,686
Ashford Hospitality Prime, Inc.	10,041	112,359
Ashford Hospitality Trust, Inc.	31,123	173,978
Bluerock Residential Growth REIT, Inc.	7,077	77,422
Capstead Mortgage Corp.	36,864	358,318
CareTrust REIT, Inc.	18,074	229,901
CatchMark Timber Trust, Inc., Class A	14,592	154,821
Cedar Realty Trust, Inc.	31,861	220,478
Chatham Lodging Trust	14,424	307,375
Chesapeake Lodging Trust	22,651	557,894
Colony Capital, Inc., Class A	42,544	752,178

121

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
Colony Starwood Homes	14,473	$352,707
CorEnergy Infrastructure Trust, Inc.	4,336	92,313
CoreSite Realty Corp.	9,329	699,022
Cousins Properties, Inc.	82,175	850,511
CubeSmart	67,861	2,009,364
CyrusOne, Inc.	28,489	1,257,220
CYS Investments, Inc.	60,779	492,918
DCT Industrial Trust, Inc.	33,912	1,369,027
DiamondRock Hospitality Co.	76,233	679,236
DuPont Fabros Technology, Inc.	26,580	1,058,416
Dynex Capital, Inc.	18,244	118,586
Easterly Government Properties, Inc.	5,307	97,914
EastGroup Properties, Inc.	12,314	735,761
Education Realty Trust, Inc.	24,138	959,968
EPR Properties	21,876	1,441,191
Equity One, Inc.	30,610	866,263
FelCor Lodging Trust, Inc.	54,169	387,850
First Industrial Realty Trust, Inc.	42,121	966,256
First Potomac Realty Trust	21,662	182,177
Franklin Street Properties Corp.	33,928	360,315
Gaming and Leisure Properties, Inc.	1	21
GEO Group, Inc. (The)	28,426	910,485
Getty Realty Corp.	9,571	188,357
Gladstone Commercial Corp.	8,038	135,280
Government Properties Income Trust	26,514	501,645
Gramercy Property Trust	159,777	1,353,311
Great Ajax Corp.	1,657	22,568
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,571	282,677
Hatteras Financial Corp.	36,806	584,847
Healthcare Realty Trust, Inc.	38,296	1,159,603
Hersha Hospitality Trust	17,403	335,704
Highwoods Properties, Inc.	35,911	1,678,121
Hudson Pacific Properties, Inc.	28,298	827,716
Independence Realty Trust, Inc.	11,677	83,724
InfraREIT, Inc.	8,254	136,851
Invesco Mortgage Capital, Inc.	45,216	581,026
Investors Real Estate Trust	46,238	278,353
iStar, Inc.*	29,649	290,560
Kite Realty Group Trust	31,765	864,961
Ladder Capital Corp.	16,135	192,168
LaSalle Hotel Properties	42,965	1,026,864
Lexington Realty Trust	77,966	684,541
LTC Properties, Inc.	14,967	694,319
Mack-Cali Realty Corp.	33,938	867,455
Medical Properties Trust, Inc.	89,173	1,186,893
Monmouth Real Estate Investment Corp.	23,876	274,574
Monogram Residential Trust, Inc.	63,456	642,809
National Health Investors, Inc.	14,347	976,887
National Storage Affiliates Trust	8,679	169,414
New Residential Investment Corp.	88,165	1,066,797
New Senior Investment Group, Inc.	30,780	332,424
New York Mortgage Trust, Inc.	41,516	215,883

Common Stocks (continued)

	Shares	Market Value

Real Estate Investment Trusts (REITs) (continued)
New York REIT, Inc.	61,854	$608,025
NexPoint Residential Trust, Inc.	7,402	104,072
One Liberty Properties, Inc.	4,812	112,697
Orchid Island Capital, Inc.	8,205	79,424
Parkway Properties, Inc.	31,927	525,199
Pebblebrook Hotel Trust	27,274	753,853
Pennsylvania Real Estate Investment Trust	26,159	600,087
PennyMac Mortgage Investment Trust	28,462	386,799
Physicians Realty Trust	51,260	929,344
Potlatch Corp.	15,371	541,367
Preferred Apartment Communities, Inc., Class A	8,186	101,015
PS Business Parks, Inc.	7,463	714,657
QTS Realty Trust, Inc., Class A	12,429	601,812
RAIT Financial Trust	33,116	100,673
Ramco-Gershenson Properties Trust	30,005	531,389
Redwood Trust, Inc.	30,444	394,554
Resource Capital Corp.	11,702	139,020
Retail Opportunity Investments Corp.	37,947	746,417
Rexford Industrial Realty, Inc.	24,988	469,025
RLJ Lodging Trust	48,674	1,025,561
Rouse Properties, Inc.	13,823	255,311
Ryman Hospitality Properties, Inc.	16,586	854,677
Sabra Health Care REIT, Inc.	24,602	518,856
Saul Centers, Inc.	3,688	196,128
Select Income REIT	23,849	552,104
Silver Bay Realty Trust Corp.	13,506	197,188
Sovran Self Storage, Inc.	15,044	1,597,974
STAG Industrial, Inc.	24,618	491,375
STORE Capital Corp.	15,648	401,684
Summit Hotel Properties, Inc.	33,004	376,246
Sun Communities, Inc.	21,357	1,449,500
Sunstone Hotel Investors, Inc.	79,417	1,017,332
Terreno Realty Corp.	16,298	371,105
UMH Properties, Inc.	8,665	84,917
United Development Funding IV (b)	13,212	42,278
Universal Health Realty Income Trust	4,742	258,913
Urban Edge Properties	33,938	880,352
Urstadt Biddle Properties, Inc., Class A	10,721	220,424
Washington Real Estate Investment Trust	25,871	741,722
Western Asset Mortgage Capital Corp.	15,994	159,460
Whitestone REIT	9,959	133,749
Xenia Hotels & Resorts, Inc.	42,399	652,097

		61,344,604

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	18,497	707,325
Altisource Asset Management Corp.*	362	6,063
Altisource Portfolio Solutions SA*	5,060	158,327
AV Homes, Inc.*	4,665	53,647
Consolidated-Tomoka Land Co.	1,592	78,486
Forestar Group, Inc.*	12,351	166,739
FRP Holdings, Inc.*	2,496	91,054

122

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Real Estate Management & Development (continued)
Kennedy-Wilson Holdings, Inc.	35,234	$761,407
Marcus & Millichap, Inc.*	4,961	124,422
RE/MAX Holdings, Inc., Class A	4,402	161,994
RMR Group, Inc. (The), Class A	2,587	64,468
St. Joe Co. (The)*	20,921	352,519
Tejon Ranch Co.*	5,386	121,293

		2,847,744

Road & Rail 0.5%
ArcBest Corp.	9,752	186,166
Celadon Group, Inc.	10,840	109,159
Covenant Transportation Group, Inc., Class A*	4,650	92,581
Heartland Express, Inc.	18,164	328,950
Knight Transportation, Inc.	23,860	633,960
Marten Transport Ltd.	8,890	165,887
PAM Transportation Services, Inc.*	1,261	31,159
Roadrunner Transportation Systems, Inc.*	10,407	123,011
Saia, Inc.*	9,489	274,422
Swift Transportation Co.* (a)	33,562	557,800
Universal Logistics Holdings, Inc.	3,201	45,646
USA Truck, Inc.*	3,241	57,431
Werner Enterprises, Inc.	16,876	427,638
YRC Worldwide, Inc.*	11,873	109,232

		3,143,042

Semiconductors & Semiconductor Equipment 3.1%
Advanced Energy Industries, Inc.*	15,522	502,137
Advanced Micro Devices, Inc.* (a)	240,785	854,787
Alpha & Omega Semiconductor Ltd.*	7,006	91,008
Ambarella, Inc.* (a)	11,928	490,241
Amkor Technology, Inc.*	37,490	214,068
Applied Micro Circuits Corp.*	30,386	189,609
Axcelis Technologies, Inc.*	44,212	126,446
Brooks Automation, Inc.	25,426	240,530
Cabot Microelectronics Corp.	9,372	392,593
Cascade Microtech, Inc.*	5,378	112,454
Cavium, Inc.*	21,038	1,038,646
CEVA, Inc.*	7,715	177,908
Cirrus Logic, Inc.*	24,175	872,718
Cohu, Inc.	10,045	116,120
Diodes, Inc.*	14,164	263,734
DSP Group, Inc.*	8,604	81,738
Entegris, Inc.*	53,272	707,985
Exar Corp.*	15,749	96,069
Fairchild Semiconductor International, Inc.*	44,320	886,400
FormFactor, Inc.*	21,534	165,812
Inphi Corp.*	14,564	432,114
Integrated Device Technology, Inc.*	51,597	994,790
Intersil Corp., Class A	49,999	584,488
IXYS Corp.	9,807	105,916
Kopin Corp.*	25,641	42,564
Lattice Semiconductor Corp.*	44,214	246,272

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
M/A-COM Technology Solutions Holdings, Inc.*	8,918	$364,657
Mattson Technology, Inc.*	29,552	107,865
MaxLinear, Inc., Class A*	21,204	355,167
Microsemi Corp.*	41,355	1,397,385
MKS Instruments, Inc.	20,320	728,675
Monolithic Power Systems, Inc.	15,046	939,171
Nanometrics, Inc.*	8,818	157,489
NeoPhotonics Corp.*	11,955	143,340
NVE Corp.	1,919	110,112
PDF Solutions, Inc.*	9,859	132,604
Photronics, Inc.*	25,274	267,399
Power Integrations, Inc.	11,160	538,470
Rambus, Inc.*	43,870	509,769
Rudolph Technologies, Inc.*	12,021	166,731
Semtech Corp.*	25,172	544,722
Sigma Designs, Inc.*	13,976	88,468
Silicon Laboratories, Inc.*	16,227	759,424
Synaptics, Inc.*	14,019	1,003,059
Tessera Technologies, Inc.	19,974	573,653
Ultra Clean Holdings, Inc.*	12,391	70,505
Ultratech, Inc.*	10,459	226,856
Veeco Instruments, Inc.*	15,226	280,311
Xcerra Corp.*	21,340	125,906

		19,618,885

Software 4.5%
A10 Networks, Inc.*	13,284	79,305
ACI Worldwide, Inc.*	44,438	888,316
American Software, Inc., Class A	9,599	87,735
Aspen Technology, Inc.*	32,503	1,236,089
AVG Technologies NV*	15,601	308,900
Barracuda Networks, Inc.*	3,336	58,780
Blackbaud, Inc.	17,860	1,103,212
Bottomline Technologies de, Inc.*	15,504	380,778
BroadSoft, Inc.*	11,089	434,301
Callidus Software, Inc.*	20,974	383,824
Code Rebel Corp.* (a)	410	1,160
CommVault Systems, Inc.*	17,200	752,844
Digimarc Corp.* (a)	2,983	89,043
Digital Turbine, Inc.* (a)	18,631	16,023
Ebix, Inc.	10,217	491,642
Ellie Mae, Inc.* (a)	11,219	937,908
EnerNOC, Inc.*	10,626	72,469
Epiq Systems, Inc.	12,183	179,943
Fair Isaac Corp.	11,840	1,263,446
Fleetmatics Group PLC*	14,538	527,002
Gigamon, Inc.*	10,369	337,926
Globant SA* (a)	5,719	202,967
Glu Mobile, Inc.* (a)	45,181	120,633
Guidance Software, Inc.*	7,221	36,827
Guidewire Software, Inc.*	26,719	1,522,181
HubSpot, Inc.*	7,153	316,806

123

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Software (continued)
Imperva, Inc.*	10,865	$505,005
Infoblox, Inc.*	22,756	380,708
Interactive Intelligence Group, Inc.*	6,512	242,051
Jive Software, Inc.*	17,909	72,890
Manhattan Associates, Inc.*	28,107	1,701,598
Mentor Graphics Corp.	35,956	717,682
MicroStrategy, Inc., Class A*	3,536	634,076
MobileIron, Inc.* (a)	15,244	58,385
Model N, Inc.*	8,112	86,636
Monotype Imaging Holdings, Inc.	15,211	335,098
Park City Group, Inc.* (a)	4,424	42,028
Paycom Software, Inc.*	12,028	459,590
Paylocity Holding Corp.*	5,821	222,770
Pegasystems, Inc.	13,583	358,455
Progress Software Corp.*	19,244	491,107
Proofpoint, Inc.*	14,994	873,550
PROS Holdings, Inc.*	9,531	112,085
QAD, Inc., Class A	3,997	78,381
Qlik Technologies, Inc.*	34,724	1,069,152
Qualys, Inc.*	9,388	236,390
Rapid7, Inc.*	2,811	35,194
RealPage, Inc.*	20,046	440,812
RingCentral, Inc., Class A*	20,374	388,736
Rovi Corp.*	31,416	553,550
Rubicon Project, Inc. (The)*	9,603	186,010
Sapiens International Corp. NV	9,557	112,581
Seachange International, Inc.*	12,026	44,857
Silver Spring Networks, Inc.* (a)	13,789	193,735
Synchronoss Technologies, Inc.*	14,722	457,413
Take-Two Interactive Software, Inc.*	32,213	1,101,040
Tangoe, Inc.*	14,318	126,285
Telenav, Inc.*	11,344	64,661
Textura Corp.* (a)	7,835	206,766
TiVo, Inc.*	36,893	368,192
TubeMogul, Inc.*	6,034	78,201
Tyler Technologies, Inc.*	12,840	1,879,904
Varonis Systems, Inc.* (a)	3,550	67,982
VASCO Data Security International, Inc.* (a)	11,005	190,717
Verint Systems, Inc.*	23,328	789,420
VirnetX Holding Corp.* (a)	17,891	80,331
Workiva, Inc.* (a)	2,685	31,978
Xura, Inc.*	8,496	190,225
Zendesk, Inc.*	21,978	496,703
Zix Corp.*	23,150	86,350

		28,679,340

Specialty Retail 2.8%
Abercrombie & Fitch Co., Class A	26,480	707,810
American Eagle Outfitters, Inc. (a)	69,482	994,287
America’s Car-Mart, Inc.*	3,420	90,869
Asbury Automotive Group, Inc.*	9,653	585,165
Ascena Retail Group, Inc.*	65,045	573,046
Barnes & Noble Education, Inc.*	11,776	110,223

Common Stocks (continued)

	Shares	Market Value

Specialty Retail (continued)
Barnes & Noble, Inc.	19,058	$223,932
bebe stores, inc.* (a)	12,940	7,283
Big 5 Sporting Goods Corp.	7,236	87,483
Boot Barn Holdings, Inc.*	4,722	38,720
Buckle, Inc. (The) (a)	10,725	310,382
Build-A-Bear Workshop, Inc.*	5,667	74,634
Burlington Stores, Inc.*	27,162	1,547,419
Caleres, Inc.	16,662	420,049
Cato Corp. (The), Class A	9,988	365,461
Chico’s FAS, Inc.	51,307	646,981
Children’s Place, Inc. (The)	7,849	611,516
Christopher & Banks Corp.*	15,346	39,900
Citi Trends, Inc.	5,666	101,761
Conn’s, Inc.* (a)	9,501	130,544
Container Store Group, Inc. (The)* (a)	6,348	45,071
Destination XL Group, Inc.*	14,740	79,154
Express, Inc.*	32,217	585,705
Finish Line, Inc. (The), Class A	17,469	345,013
Five Below, Inc.*	20,735	864,650
Francesca’s Holdings Corp.*	16,069	266,745
Genesco, Inc.*	8,398	580,974
Group 1 Automotive, Inc.	8,854	582,947
Guess?, Inc.	23,553	432,198
Haverty Furniture Cos., Inc.	7,586	141,631
Hibbett Sports, Inc.*	8,655	312,446
Kirkland’s, Inc.	6,848	112,444
Lithia Motors, Inc., Class A	8,672	719,949
Lumber Liquidators Holdings, Inc.* (a)	10,801	161,043
MarineMax, Inc.*	9,527	181,108
Mattress Firm Holding Corp.* (a)	7,771	303,224
Monro Muffler Brake, Inc.	12,123	839,154
Outerwall, Inc. (a)	6,573	271,531
Party City Holdco, Inc.*	9,960	142,727
Pier 1 Imports, Inc.	31,422	216,498
Rent-A-Center, Inc.	20,030	294,441
Restoration Hardware Holdings, Inc.* (a)	12,722	550,481
Select Comfort Corp.*	18,787	463,663
Shoe Carnival, Inc.	5,535	141,862
Sonic Automotive, Inc., Class A	11,453	214,858
Sportsman’s Warehouse Holdings, Inc.*	7,073	80,491
Stage Stores, Inc. (a)	12,739	93,759
Stein Mart, Inc.	11,668	84,476
Tailored Brands, Inc.	18,276	318,368
Tile Shop Holdings, Inc.* (a)	10,092	180,041
Tilly’s, Inc., Class A*	4,561	28,689
Vitamin Shoppe, Inc.*	10,094	276,273
West Marine, Inc.*	7,363	73,777
Winmark Corp.	885	84,252
Zumiez, Inc.* (a)	7,466	125,279

		17,862,387

Technology Hardware, Storage & Peripherals 0.5%
Avid Technology, Inc.*	12,780	71,312

124

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Technology Hardware, Storage & Peripherals (continued)
CPI Card Group, Inc. (a)	6,071	$48,143
Cray, Inc.*	15,531	588,159
Diebold, Inc.	24,653	647,634
Eastman Kodak Co.*	6,973	82,421
Electronics For Imaging, Inc.*	17,846	710,985
Imation Corp.* (a)	13,073	20,525
Immersion Corp.*	11,237	82,143
Nimble Storage, Inc.* (a)	18,743	138,323
Pure Storage, Inc., Class A*	10,844	157,780
Quantum Corp.*	86,503	39,817
Silicon Graphics International Corp.*	12,890	57,747
Stratasys Ltd.* (a)	19,152	468,649
Super Micro Computer, Inc.*	14,010	377,009
Violin Memory, Inc.* (a)	36,603	12,925

		3,503,572

Textiles, Apparel & Luxury Goods 0.9%
Cherokee, Inc.*	3,299	51,596
Columbia Sportswear Co.	10,915	639,291
Crocs, Inc.*	27,079	226,110
Culp, Inc.	4,061	106,561
Deckers Outdoor Corp.*	12,458	720,197
G-III Apparel Group Ltd.*	15,171	686,488
Iconix Brand Group, Inc.* (a)	17,780	150,774
Movado Group, Inc.	6,060	170,952
Oxford Industries, Inc.	5,573	370,159
Perry Ellis International, Inc.*	4,795	91,345
Sequential Brands Group, Inc.* (a)	13,458	74,692
Steven Madden Ltd.*	21,403	749,319
Superior Uniform Group, Inc.	2,793	53,123
Tumi Holdings, Inc.*	21,275	567,617
Unifi, Inc.*	5,475	141,036
Vera Bradley, Inc.*	7,833	137,391
Vince Holding Corp.* (a)	10,816	66,843
Wolverine World Wide, Inc.	39,203	742,897

		5,746,391

Thrifts & Mortgage Finance 2.0%
Anchor BanCorp Wisconsin, Inc.* (a)	2,956	141,474
Astoria Financial Corp.	34,333	516,368
Bank Mutual Corp.	17,205	139,016
BankFinancial Corp.	7,176	88,695
Bear State Financial, Inc. (a)	4,755	46,789
Beneficial Bancorp, Inc.*	31,485	437,327
BofI Holding, Inc.* (a)	23,426	477,188
Capitol Federal Financial, Inc.	53,594	712,264
Charter Financial Corp.	5,609	70,281
Clifton Bancorp, Inc.	9,564	142,312
Dime Community Bancshares, Inc.	11,827	214,187
Essent Group Ltd.*	21,137	431,618
EverBank Financial Corp.	36,829	555,381
Federal Agricultural Mortgage Corp., Class C	3,655	148,685
First Defiance Financial Corp.	3,472	137,422

Common Stocks (continued)

	Shares	Market Value

Thrifts & Mortgage Finance (continued)
Flagstar Bancorp, Inc.*	7,609	$180,105
Fox Chase Bancorp, Inc.	4,646	91,573
Hingham Institution for Savings	469	60,027
HomeStreet, Inc.*	9,880	212,914
Impac Mortgage Holdings, Inc.*	3,450	48,990
Kearny Financial Corp./MD	35,561	448,780
LendingTree, Inc.* (a)	2,396	214,370
Meridian Bancorp, Inc.	20,947	306,245
Meta Financial Group, Inc.	2,850	141,417
MGIC Investment Corp.*	129,289	934,760
Nationstar Mortgage Holdings, Inc.* (a)	13,924	161,379
NMI Holdings, Inc., Class A*	19,742	124,177
Northfield Bancorp, Inc.	17,774	281,896
Northwest Bancshares, Inc.	38,688	542,406
OceanFirst Financial Corp.	5,219	101,666
Ocwen Financial Corp.*	40,548	91,639
Oritani Financial Corp.	16,777	290,745
PennyMac Financial Services, Inc., Class A*	6,054	77,128
PHH Corp.*	16,880	216,570
Provident Financial Services, Inc.	25,031	500,119
Radian Group, Inc.	69,869	893,625
Stonegate Mortgage Corp.* (a)	5,923	34,176
Territorial Bancorp, Inc.	3,348	87,818
TrustCo Bank Corp.	35,874	229,952
United Community Financial Corp.	18,191	108,055
United Financial Bancorp, Inc.	18,656	242,155
Walker & Dunlop, Inc.*	10,114	223,014
Washington Federal, Inc.	36,153	878,156
Waterstone Financial, Inc.	10,183	142,766
WSFS Financial Corp.	11,721	400,155

		12,525,785

Tobacco 0.2%
Universal Corp. (a)	8,624	470,439
Vector Group Ltd.	32,744	707,271

		1,177,710

Trading Companies & Distributors 0.8%
Aircastle Ltd.	23,752	515,418
Applied Industrial Technologies, Inc.	15,278	700,191
Beacon Roofing Supply, Inc.*	18,928	808,793
BMC Stock Holdings, Inc.*	14,182	248,894
CAI International, Inc.*	6,886	70,375
DXP Enterprises, Inc.*	5,026	109,818
H&E Equipment Services, Inc.	11,646	235,599
Kaman Corp.	10,363	436,179
Lawson Products, Inc.*	2,125	41,629
MRC Global, Inc.*	39,049	545,905
Neff Corp., Class A*	4,426	37,842
Real Industry, Inc.* (a)	9,704	85,783
Rush Enterprises, Inc., Class A*	13,315	262,172
TAL International Group, Inc.*	12,357	211,305
Textainer Group Holdings Ltd. (a)	8,768	135,290

125

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Trading Companies & Distributors (continued)
Titan Machinery, Inc.*	6,784	$88,192
Univar, Inc.*	15,247	265,298
Veritiv Corp.*	3,228	132,413

		4,931,096

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	23,267	335,743

Water Utilities 0.3%
American States Water Co.	14,424	601,337
Artesian Resources Corp., Class A	2,933	79,162
California Water Service Group	18,246	509,611
Connecticut Water Service, Inc.	4,225	198,659
Consolidated Water Co., Ltd.	5,587	77,603
Middlesex Water Co.	6,032	220,651
SJW Corp.	5,996	206,322
York Water Co. (The)	4,737	140,452

		2,033,797

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	14,419	110,882
NTELOS Holdings Corp.* (a)	6,633	61,355
Shenandoah Telecommunications Co.	18,408	528,126
Spok Holdings, Inc.	8,095	137,534

		837,897

Total Common Stocks (cost $544,053,236)		626,835,925

Rights 0.0%†

	Number of Rights

Banks 0.0%†
Enterprise Bancorp, Inc., expiring 5/27/2016* (b)	3,151	368

Biotechnology 0.0%†
Dyax Corp. CVR*	57,445	63,764

Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc.* (b)	25,203	63,512

Total Rights (cost $–)		127,644

Warrant 0.0%†

	Number of Warrants	Market Value

Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16* (a)(b)	7,307	$0

Total Warrant (cost $–)		0

Mutual Fund 0.8%

	Shares

Money Market Fund 0.8%
Fidelity Institutional Money Market Fund — Institutional Class, 0.37% (c)(d)	5,108,623	5,108,623

Total Mutual Fund (cost $5,108,623)		5,108,623

Repurchase Agreements 9.4%

	Principal Amount

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $20,806,337, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $21,221,970. (d)(e)	$20,805,851	20,805,851
Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $38,767,330, collateralized by U.S. Treasury Notes, ranging from 1.50% - 2.63%, maturing 05/31/20 - 12/31/22; total market value $39,541,797. (d)(e)	38,766,458	38,766,458

Total Repurchase Agreements (cost $59,572,309)		59,572,309

Total Investments (cost $608,734,168) (f) — 108.9%		691,644,501

Liabilities in excess of other assets — (8.9%)		(56,791,450)

NET ASSETS — 100.0%		$634,853,051

126

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $61,974,782.

(b)	Fair valued security.

(c)	Represents 7-day effective yield as of April 30, 2016.

(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2016 was $64,680,932.

(e)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.
(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

At April 30, 2016, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
109	Russell 2000 Mini Future	06/17/16	$12,302,830	$378,999

At April 30, 2016, the Fund has $610,600 segregated as collateral with the broker for open futures contracts.

The accompanying notes are an integral part of these financial statements.

127

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund
Assets:
Investments, at value* (cost $549,161,859)	$632,072,192
Repurchase agreements, at value (cost $59,572,309)	59,572,309

Total Investments, at value (total cost $608,734,168)	691,644,501

Cash	11,483,536
Deposits with broker for futures contracts	610,600
Dividends receivable	242,023
Security lending income receivable	154,190
Receivable for investments sold	1,255,195
Receivable for capital shares issued	85,066
Prepaid expenses	37,942

Total Assets	705,513,053

Liabilities:
Payable for investments purchased	1,262,793
Payable for capital shares redeemed	4,347,127
Payable for variation margin on futures contracts	125,753
Payable upon return of securities loaned (Note 2)	64,680,932
Accrued expenses and other payables:
Investment advisory fees	87,614
Fund administration fees	20,191
Distribution fees	28,918
Administrative servicing fees	16,634
Accounting and transfer agent fees	3,440
Trustee fees	967
Custodian fees	5,058
Compliance program costs (Note 3)	327
Professional fees	21,738
Printing fees	16,231
Other	42,279

Total Liabilities	70,660,002

Net Assets	$634,853,051

Represented by:
Capital	$552,403,710
Accumulated undistributed net investment income	1,777,667
Accumulated net realized losses from investments and futures transactions	(2,617,658)
Net unrealized appreciation/(depreciation) from investments	82,910,333
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	378,999

Net Assets	$634,853,051

*	Includes value of securities on loan of $61,974,782 (Note 2).

128

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund
Net Assets:
Class A Shares	$120,210,289
Class C Shares	4,383,197
Class R Shares	1,656,256
Institutional Class Shares	508,603,309

Total	$634,853,051

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	9,547,436
Class C Shares	361,395
Class R Shares	132,657
Institutional Class Shares	39,773,991

Total	49,815,479

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$12.59
Class C Shares (b)	$12.13
Class R Shares	$12.49
Institutional Class Shares	$12.79
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$13.36

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

129

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Small Cap Index Fund
INVESTMENT INCOME:
Dividend income	$5,355,231
Income from securities lending (Note 2)	857,270
Interest income	38,781
Foreign tax withholding	(1,555)

Total Income	6,249,727

EXPENSES:
Investment advisory fees	624,189
Fund administration fees	115,745
Distribution fees Class A	148,703
Distribution fees Class C	20,405
Distribution fees Class R	3,617
Administrative servicing fees Class A	89,223
Administrative servicing fees Class C	1,840
Administrative servicing fees Class R	358
Registration and filing fees	24,788
Professional fees	26,299
Printing fees	9,455
Trustee fees	9,878
Custodian fees	12,506
Accounting and transfer agent fees	13,444
Compliance program costs (Note 3)	1,491
Miscellaneous fee	82,420
Other	2,844

Total expenses before fees waived and expenses reimbursed	1,187,205

Investment advisory fees waived (Note 3)	(10,482)
Expenses reimbursed by adviser (Note 3)	(4,732)

Net Expenses	1,171,991

NET INVESTMENT INCOME	5,077,736

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	17,346,572
Net realized losses from futures transactions (Note 2)	(734,933)

Net realized gains from investments and futures transactions	16,611,639

Net change in unrealized appreciation/(depreciation) from investments	(38,451,049)
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(288,560)

Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(38,739,609)

Net realized/unrealized losses from investments and futures transactions	(22,127,970)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,050,234)

The accompanying notes are an integral part of these financial statements.

130

Statements of Changes in Net Assets

	Nationwide Small Cap Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$5,077,736	$9,270,800
Net realized gains from investments and futures transactions	16,611,639	73,844,544
Net change in unrealized appreciation/(depreciation) from investments and futures contracts	(38,739,609)	(75,588,533)

Change in net assets resulting from operations	(17,050,234)	7,526,811

Distributions to Shareholders From:
Net investment income:
Class A	(766,036)	(1,347,343)
Class C	(16,167)	(12,448)
Class R	(8,364)	(9,730)
Institutional Class	(4,402,744)	(8,466,424)
Net realized gains:
Class A	(12,920,699)	(9,583,806)
Class C	(429,271)	(220,985)
Class R	(149,308)	(64,532)
Institutional Class	(56,798,703)	(44,699,582)

Change in net assets from shareholder distributions	(75,491,292)	(64,404,850)

Change in net assets from capital transactions	6,051,278	(43,950,260)

Change in net assets	(86,490,248)	(100,828,299)

Net Assets:
Beginning of period	721,343,299	822,171,598

End of period	$634,853,051	$721,343,299

Accumulated undistributed net investment income at end of period	$1,777,667	$1,893,242

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$11,124,904	$27,094,467
Dividends reinvested	13,204,793	10,447,924
Cost of shares redeemed	(17,362,493)	(41,655,745)

Total Class A Shares	6,967,204	(4,113,354)

Class C Shares
Proceeds from shares issued	713,752	1,278,789
Dividends reinvested	411,117	221,125
Cost of shares redeemed	(296,143)	(208,696)

Total Class C Shares	828,726	1,291,218

Class R Shares
Proceeds from shares issued	810,158	1,185,076
Dividends reinvested	157,672	74,262
Cost of shares redeemed	(295,153)	(1,037,083)

Total Class R Shares	672,677	222,255

131

Statements of Changes in Net Assets (Continued)

	Nationwide Small Cap Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$31,931,505	$44,569,740
Dividends reinvested	61,201,447	53,166,006
Cost of shares redeemed	(95,550,281)	(139,086,125)

Total Institutional Class Shares	(2,417,329)	(41,350,379)

Change in net assets from capital transactions	$6,051,278	$(43,950,260)

SHARE TRANSACTIONS:
Class A Shares
Issued	882,203	1,788,529
Reinvested	1,049,069	739,181
Redeemed	(1,385,205)	(2,774,512)

Total Class A Shares	546,067	(246,802)

Class C Shares
Issued	59,604	86,447
Reinvested	33,837	16,176
Redeemed	(24,697)	(14,368)

Total Class C Shares	68,744	88,255

Class R Shares
Issued	62,775	79,250
Reinvested	12,626	5,291
Redeemed	(23,529)	(69,853)

Total Class R Shares	51,872	14,688

Institutional Class Shares
Issued	2,630,187	2,967,637
Reinvested	4,791,364	3,707,552
Redeemed	(7,743,148)	(8,987,571)

Total Institutional Class Shares	(321,597)	(2,312,382)

Total change in shares	345,086	(2,456,241)

The accompanying notes are an integral part of these financial statements.

132

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Small Cap Index Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$14.42	0.08	(0.37)	(0.29)	(0.09)	(1.45)	(1.54)	$12.59	(2.06%	)	$120,210,289	0.68%	1.23%	0.68%	4.45%
Year Ended October 31, 2015	$15.67	0.13	(0.17)	(0.04)	(0.15)	(1.06)	(1.21)	$14.42	(0.09%	)	$129,815,756	0.67%	0.88%	0.67%	14.31%
Year Ended October 31, 2014	$15.54	0.12	1.02	1.14	(0.11)	(0.90)	(1.01)	$15.67	7.60%		$144,918,229	0.67%	0.75%	0.67%	18.71%
Year Ended October 31, 2013	$12.05	0.18	3.94	4.12	(0.18)	(0.45)	(0.63)	$15.54	35.77%		$140,499,070	0.67%	1.31%	0.67%	21.34%
Year Ended October 31, 2012	$11.28	0.13	1.09	1.22	(0.07)	(0.38)	(0.45)	$12.05	11.45%		$101,814,470	0.68%	1.12%	0.68%	26.98%
Year Ended October 31, 2011	$10.67	0.09	0.59	0.68	(0.07)	–	(0.07)	$11.28	6.35%		$146,164,624	0.66%	0.75%	0.68%	24.19%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$13.96	0.03	(0.36)	(0.33)	(0.05)	(1.45)	(1.50)	$12.13	(2.38%	)	$4,383,197	1.37%	0.53%	1.37%	4.45%
Year Ended October 31, 2015	$15.22	0.03	(0.17)	(0.14)	(0.06)	(1.06)	(1.12)	$13.96	(0.76%	)	$4,086,067	1.36%	0.18%	1.36%	14.31%
Year Ended October 31, 2014	$15.14	0.01	1.00	1.01	(0.03)	(0.90)	(0.93)	$15.22	6.90%		$3,111,509	1.34%	0.08%	1.34%	18.71%
Year Ended October 31, 2013	$11.79	0.09	3.86	3.95	(0.15)	(0.45)	(0.60)	$15.14	34.95%		$2,763,671	1.27%	0.66%	1.27%	21.34%
Year Ended October 31, 2012	$11.07	0.06	1.07	1.13	(0.03)	(0.38)	(0.41)	$11.79	10.76%		$1,537,462	1.28%	0.50%	1.28%	26.98%
Year Ended October 31, 2011	$10.50	0.02	0.58	0.60	(0.03)	–	(0.03)	$11.07	5.67%		$1,351,735	1.27%	0.16%	1.28%	24.19%

Class R Shares (g)
Six Months Ended April 30, 2016 (Unaudited)	$14.32	0.07	(0.37)	(0.30)	(0.08)	(1.45)	(1.53)	$12.49	(2.12%	)(h)	$1,656,256	0.83%	1.09%	0.83%	4.45%
Year Ended October 31, 2015	$15.58	0.12	(0.18)	(0.06)	(0.14)	(1.06)	(1.20)	$14.32	(0.18%	)	$1,156,739	0.77%	0.77%	0.77%	14.31%
Year Ended October 31, 2014	$15.46	0.08	1.04	1.12	(0.10)	(0.90)	(1.00)	$15.58	7.47%		$1,029,664	0.76%	0.51%	0.76%	18.71%
Year Ended October 31, 2013	$12.00	0.13	3.97	4.10	(0.19)	(0.45)	(0.64)	$15.46	35.71%		$16,977	0.77%	0.93%	0.77%	21.34%
Year Ended October 31, 2012	$11.25	0.12	1.08	1.20	(0.07)	(0.38)	(0.45)	$12.00	11.29%		$1,440	0.78%	1.01%	0.78%	26.98%
Year Ended October 31, 2011	$10.65	0.07	0.59	0.66	(0.06)	–	(0.06)	$11.25	6.14%		$1,249	0.78%	0.63%	0.78%	24.19%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$14.62	0.10	(0.37)	(0.27)	(0.11)	(1.45)	(1.56)	$12.79	(1.83%	)	$508,603,309	0.28%	1.63%	0.28%	4.45%
Year Ended October 31, 2015	$15.87	0.20	(0.18)	0.02	(0.21)	(1.06)	(1.27)	$14.62	0.32%		$586,284,737	0.27%	1.29%	0.27%	14.31%
Year Ended October 31, 2014	$15.75	0.18	1.04	1.22	(0.20)	(0.90)	(1.10)	$15.87	8.04%		$673,112,196	0.27%	1.15%	0.27%	18.71%
Year Ended October 31, 2013	$12.18	0.23	4.00	4.23	(0.21)	(0.45)	(0.66)	$15.75	36.30%		$625,988,463	0.28%	1.70%	0.28%	21.34%
Year Ended October 31, 2012	$11.40	0.18	1.10	1.28	(0.12)	(0.38)	(0.50)	$12.18	11.85%		$429,079,230	0.28%	1.50%	0.28%	26.98%
Year Ended October 31, 2011	$10.79	0.14	0.59	0.73	(0.12)	–	(0.12)	$11.40	6.74%		$413,045,783	0.27%	1.15%	0.28%	24.19%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.

The accompanying notes are an integral part of these financial statements.

133

Fund Overview	Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Asset Allocation†

Common Stocks	99.1%
Repurchase Agreements	7.4%
Mutual Fund	0.6%
Exchange Traded Fund	0.6%
Liabilities in excess of other assets††	(7.7)%
100.0%

Top Industries†††

Software	17.6%
Semiconductors & Semiconductor Equipment	11.2%
Information Technology Services	10.7%
Biotechnology	8.5%
Internet Software & Services	7.5%
Communications Equipment	7.2%
Aerospace & Defense	5.9%
Technology Hardware, Storage & Peripherals	4.8%
Health Care Equipment & Supplies	4.3%
Pharmaceuticals	3.4%
Other Industries*	18.9%
100.0%

Top Holdings†††

Biogen, Inc.	4.5%
Lockheed Martin Corp.	3.8%
Amgen, Inc.	2.6%
International Business Machines Corp.	2.4%
Thermo Fisher Scientific, Inc.	2.4%
Raytheon Co.	2.1%
DST Systems, Inc.	2.0%
Facebook, Inc., Class A	1.9%
F5 Networks, Inc.	1.7%
Intuit, Inc.	1.6%
Other Holdings*	75.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

*	For purposes of listing top industries and top holdings, the repurchase agreements are included as part of Other.

134

Shareholder Expense Example	Nationwide Ziegler NYSE Arca Tech 100 Index Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Ziegler NYSE Arca Tech 100 Index Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	977.10	4.13	0.84
	Hypothetical	(a)(b)	1,000.00	1,020.69	4.22	0.84
Class C Shares	Actual	(a)	1,000.00	973.50	7.65	1.56
	Hypothetical	(a)(b)	1,000.00	1,017.11	7.82	1.56
Institutional Service Class Shares	Actual	(a)	1,000.00	978.20	2.90	0.59
	Hypothetical	(a)(b)	1,000.00	1,021.93	2.97	0.59
Institutional Class Shares	Actual	(a)	1,000.00	978.80	2.31	0.47
	Hypothetical	(a)(b)	1,000.00	1,022.53	2.36	0.47

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

135

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks 99.1%

	Shares	Market Value

Aerospace & Defense 6.3%
Lockheed Martin Corp.	56,300	$13,082,994
Raytheon Co.	56,300	7,113,505

		20,196,499

Biotechnology 9.2%
Amgen, Inc.	56,300	8,912,290
Biogen, Inc.*	56,300	15,481,937
Gilead Sciences, Inc.	56,300	4,966,223

		29,360,450

Communications Equipment 7.8%
ARRIS International PLC*	56,300	1,281,951
Brocade Communications Systems, Inc.	56,300	541,043
Ciena Corp.*	56,300	947,529
Cisco Systems, Inc.	56,300	1,547,687
F5 Networks, Inc.*	56,300	5,897,425
Harris Corp.	56,300	4,504,563
InterDigital, Inc.	56,300	3,207,974
Juniper Networks, Inc.	56,300	1,317,420
Motorola Solutions, Inc.	56,300	4,233,197
Nokia OYJ,ADR-FI	56,300	330,481
Polycom, Inc.*	56,300	672,785
Viavi Solutions, Inc.*	56,300	366,513

		24,848,568

Diversified Telecommunication Services 0.7%
AT&T, Inc.	56,300	2,185,566

Electronic Equipment, Instruments & Components 2.2%
Amphenol Corp., Class A	56,300	3,143,229
Corning, Inc.	56,300	1,051,121
FLIR Systems, Inc.	56,300	1,700,823
LG Display Co., Ltd.,ADR-KR	56,300	577,075
QLogic Corp.*	56,300	736,967

		7,209,215

Energy Equipment & Services 3.6%
Baker Hughes, Inc.	56,300	2,722,668
Halliburton Co.	56,300	2,325,753
National Oilwell Varco, Inc.	56,300	2,029,052
Schlumberger Ltd.	56,300	4,523,142

		11,600,615

Health Care Equipment & Supplies 4.6%
Baxter International, Inc.	56,300	2,489,586
Boston Scientific Corp.*	56,300	1,234,096
CONMED Corp.	56,300	2,331,946
Medtronic PLC	56,300	4,456,145
St. Jude Medical, Inc.	56,300	4,290,060

		14,801,833

Health Care Technology 0.5%
Veeva Systems, Inc., Class A*	56,300	1,548,813

Common Stocks (continued)

	Shares	Market Value

Household Durables 1.0%
Garmin Ltd.	56,300	$2,400,069
GoPro, Inc., Class A* (a)	56,300	711,632

		3,111,701

Information Technology Services 11.5%
Amdocs Ltd.	56,300	3,183,202
Automatic Data Processing, Inc.	56,300	4,979,172
Computer Sciences Corp.	56,300	1,865,219
DST Systems, Inc.	56,300	6,794,284
International Business Machines Corp.	56,300	8,216,422
MasterCard, Inc., Class A	56,300	5,460,537
Teradata Corp.*	56,300	1,424,390
Visa, Inc., Class A	56,300	4,348,612
Xerox Corp.	56,300	540,480

		36,812,318

Internet Software & Services 8.0%
Akamai Technologies, Inc.*	56,300	2,870,737
Alibaba Group Holding Ltd.,ADR-CN*	56,300	4,331,722
eBay, Inc.*	56,300	1,375,409
Facebook, Inc., Class A*	56,300	6,619,754
j2 Global, Inc.	56,300	3,576,176
VeriSign, Inc.* (a)	56,300	4,864,320
Yahoo!, Inc.*	56,300	2,060,580

		25,698,698

Life Sciences Tools & Services 3.3%
Agilent Technologies, Inc.	56,300	2,303,796
Thermo Fisher Scientific, Inc.	56,300	8,121,275

		10,425,071

Pharmaceuticals 3.7%
AstraZeneca PLC,ADR-UK (a)	56,300	1,630,448
Bristol-Myers Squibb Co.	56,300	4,063,734
Novartis AG,ADR-CH	56,300	4,277,111
Valeant Pharmaceuticals International, Inc.*	56,300	1,878,168

		11,849,461

Semiconductors & Semiconductor Equipment 12.1%
Analog Devices, Inc.	56,300	3,170,816
Applied Materials, Inc.	56,300	1,152,461
ARM Holdings PLC,ADR-UK	56,300	2,318,997
Cypress Semiconductor Corp.	56,300	508,389
First Solar, Inc.*	56,300	3,143,792
Intel Corp.	56,300	1,704,764
KLA-Tencor Corp.	56,300	3,937,622
Lam Research Corp.	56,300	4,301,320
Linear Technology Corp.	56,300	2,504,224
Microchip Technology, Inc. (a)	56,300	2,735,617
NVIDIA Corp.	56,300	2,000,339
QUALCOMM, Inc.	56,300	2,844,276
Teradyne, Inc.	56,300	1,064,633
Tessera Technologies, Inc.	56,300	1,616,936

136

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	56,300	$3,211,352
Xilinx, Inc.	56,300	2,425,404

		38,640,942

Software 18.9%
Activision Blizzard, Inc.	56,300	1,940,661
Adobe Systems, Inc.*	56,300	5,304,586
Autodesk, Inc.*	56,300	3,367,866
CA, Inc.	56,300	1,669,858
Check Point Software Technologies Ltd.* (a)	56,300	4,665,581
Citrix Systems, Inc.*	56,300	4,607,592
Intuit, Inc.	56,300	5,680,107
Microsoft Corp.	56,300	2,807,681
Mobileye NV* (a)	56,300	2,147,845
Open Text Corp.	56,300	3,148,296
Oracle Corp.	56,300	2,244,118
Progress Software Corp.*	56,300	1,436,776
PTC, Inc.*	56,300	2,052,698
Red Hat, Inc.*	56,300	4,130,731
salesforce.com, Inc.*	56,300	4,267,540
SAP SE,ADR-DE (a)	56,300	4,426,306
Symantec Corp.	56,300	937,114
Synopsys, Inc.*	56,300	2,675,376
VMware, Inc., Class A* (a)	56,300	3,204,033

		60,714,765

Technology Hardware, Storage & Peripherals 5.2%
Apple, Inc.	56,300	5,277,562
EMC Corp.	56,300	1,469,993
HP, Inc.	56,300	690,801
NetApp, Inc.	56,300	1,330,932
SanDisk Corp.	56,300	4,229,819
Seagate Technology PLC (a)	56,300	1,225,651
Western Digital Corp.	56,300	2,300,699

		16,525,457

Wireless Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	56,300	1,664,791

Total Common Stocks (cost $183,241,092)		317,194,763

Exchange Traded Fund 0.6%
Equity Fund 0.6%
Powershares QQQ Trust	17,715	1,872,830

Total Exchange Traded Fund (cost $1,875,485)		1,872,830

Mutual Fund 0.6%

	Shares	Market Value

Money Market Fund 0.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37% (b)(c)	2,039,978	$2,039,978

Total Mutual Fund (cost $2,039,978)		2,039,978

Repurchase Agreements 7.4%

	Principal Amount

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $8,308,398, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $8,474,369. (c)(d)	$8,308,204	8,308,204
Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $15,480,592, collateralized by U.S. Treasury Notes, ranging from 1.50% - 2.63%, maturing 05/31/20 - 12/31/22; total market value $15,789,852. (c)(d)	15,480,243	15,480,243

Total Repurchase Agreements (cost $23,788,447)		23,788,447

Total Investments (cost $210,945,002) (e) — 107.7%		344,896,018

Liabilities in excess of other assets — (7.7%)		(24,563,416)

NET ASSETS — 100.0%		$320,332,602

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $24,609,194.

(b)	Represents 7-day effective yield as of April 30, 2016.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2016 was $25,828,425.

(d)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

137

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

ADR	American Depositary Receipt

AG	Stock Corporation

CH	Switzerland

CN	China

DE	Germany

FI	Finland

KR	South Korea

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

SE	European Public Limited Liability Company

UK	United Kingdom

The accompanying notes are an integral part of these financial statements.

138

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Assets:
Investments, at value* (cost $187,156,555)	$321,107,571
Repurchase agreements, at value (cost $23,788,447)	23,788,447

Total Investments, at value (total cost $210,945,002)	344,896,018

Cash	1,381,182
Dividends receivable	151,522
Security lending income receivable	10,492
Receivable for capital shares issued	459,677
Prepaid expenses	35,557

Total Assets	346,934,448

Liabilities:
Payable for investments purchased	185,722
Payable for capital shares redeemed	298,795
Payable upon return of securities loaned (Note 2)	25,828,425
Accrued expenses and other payables:
Investment advisory fees	85,326
Fund administration fees	12,678
Distribution fees	72,936
Administrative servicing fees	62,962
Accounting and transfer agent fees	21,181
Trustee fees	699
Custodian fees	2,075
Compliance program costs (Note 3)	162
Professional fees	12,999
Printing fees	17,725
Other	161

Total Liabilities	26,601,846

Net Assets	$320,332,602

Represented by:
Capital	$214,254,786
Accumulated undistributed net investment income	546,448
Accumulated net realized losses from investments	(28,419,648)
Net unrealized appreciation/(depreciation) from investments	133,951,016

Net Assets	$320,332,602

*	Includes value of securities on loan of $24,609,194 (Note 2).

139

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund
Net Assets:
Class A Shares	$226,441,142
Class C Shares	30,954,622
Institutional Service Class Shares	60,682,237
Institutional Class Shares	2,254,601

Total	$320,332,602

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	4,213,166
Class C Shares	638,630
Institutional Service Class Shares	1,118,761
Institutional Class Shares	41,579

Total	6,012,136

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$53.75
Class C Shares (b)	$48.47
Institutional Service Class Shares	$54.24
Institutional Class Shares	$54.22
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$57.03

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

140

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund
INVESTMENT INCOME:
Dividend income	$3,571,911
Income from securities lending (Note 2)	60,313
Interest income	1,394
Foreign tax withholding	(7,346)

Total Income	3,626,272

EXPENSES:
Investment advisory fees	533,018
Fund administration fees	77,276
Distribution fees Class A	297,461
Distribution fees Class C	154,397
Administrative servicing fees Class A	144,089
Administrative servicing fees Class C	14,501
Administrative servicing fees Institutional Service Class	40,881
Registration and filing fees	26,108
Professional fees	17,205
Printing fees	36,826
Trustee fees	5,059
Custodian fees	6,678
Accounting and transfer agent fees	68,710
Compliance program costs (Note 3)	766
Other	8,833

Total Expenses	1,431,808

NET INVESTMENT INCOME	2,194,464

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(2,659,133)
Net change in unrealized appreciation/(depreciation) from investments	(9,792,002)

Net realized/unrealized losses from investments	(12,451,135)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,256,671)

The accompanying notes are an integral part of these financial statements.

141

Statements of Changes in Net Assets

	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$2,194,464	$2,588,086
Net realized gains/(losses) from investments	(2,659,133)	8,589,678
Net change in unrealized appreciation/(depreciation) from investments	(9,792,002)	(5,698,247)

Change in net assets resulting from operations	(10,256,671)	5,479,517

Distributions to Shareholders From:
Net investment income:
Class A	(1,508,678)	(1,855,935)
Class C	(122,551)	(114,191)
Institutional Service Class	(510,177)	(491,104)
Institutional Class	(15,737)	(7,246)

Change in net assets from shareholder distributions	(2,157,143)	(2,468,476)

Change in net assets from capital transactions	(35,794,030)	49,859,001

Change in net assets	(48,207,844)	52,870,042

Net Assets:
Beginning of period	368,540,446	315,670,404

End of period	$320,332,602	$368,540,446

Accumulated undistributed net investment income at end of period	$546,448	$509,127

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$12,922,959	$67,011,427
Dividends reinvested	1,449,155	1,793,048
Cost of shares redeemed	(39,918,656)	(63,477,072)

Total Class A Shares	(25,546,542)	5,327,403

Class C Shares
Proceeds from shares issued	2,589,847	13,705,759
Dividends reinvested	111,993	106,601
Cost of shares redeemed	(2,980,194)	(4,034,035)

Total Class C Shares	(278,354)	9,778,325

Institutional Service Class Shares
Proceeds from shares issued	7,964,142	53,190,736
Dividends reinvested	440,828	426,921
Cost of shares redeemed	(18,913,164)	(20,396,857)

Total Institutional Service Class Shares	(10,508,194)	33,220,800

Institutional Class Shares
Proceeds from shares issued	719,392	2,028,105
Dividends reinvested	15,335	7,068
Cost of shares redeemed	(195,667)	(502,700)

Total Institutional Class Shares	539,060	1,532,473

Change in net assets from capital transactions	$(35,794,030)	$49,859,001

142

Statements of Changes in Net Assets (Continued)

	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS:
Class A Shares
Issued	243,908	1,183,829
Reinvested	26,702	32,923
Redeemed	(764,736)	(1,125,201)

Total Class A Shares	(494,126)	91,551

Class C Shares
Issued	53,591	265,307
Reinvested	2,272	2,184
Redeemed	(62,478)	(78,978)

Total Class C Shares	(6,615)	188,513

Institutional Service Class Shares
Issued	147,652	933,028
Reinvested	8,061	7,705
Redeemed	(362,123)	(363,193)

Total Institutional Service Class Shares	(206,410)	577,540

Institutional Class Shares
Issued	13,196	35,361
Reinvested	281	125
Redeemed	(3,719)	(8,642)

Total Institutional Class Shares	9,758	26,844

Total change in shares	(697,393)	884,448

The accompanying notes are an integral part of these financial statements.

143

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$55.34	0.35	(1.61)	(1.26)	(0.33)	(0.33)	$53.75	(2.29%	)	$226,441,142	0.84%	1.32%		0.84%	15.41%
Year Ended October 31, 2015	$54.52	0.42	0.79	1.21	(0.39)	(0.39)	$55.34	2.23%		$260,510,175	0.79%	0.74%		0.79%	29.07%
Period Ended October 31, 2014 (h)	$52.46	0.05	2.01	2.06	—	—	$54.52	3.93%		$251,670,690	0.90%	0.39%		0.90%	3.56%
Year Ended July 31, 2014	$43.15	0.21	9.24	9.45	(0.14)	(0.14)	$52.46	21.93%		$244,041,076	0.91%	0.44%		0.93%	21.68%
Year Ended July 31, 2013	$34.34	0.14	8.72	8.86	(0.05)	(0.05)	$43.15	25.83%		$210,474,970	1.08%	0.37%		1.22%	33.00%
Year Ended July 31, 2012	$32.07	(0.02)	2.29	2.27	—	—	$34.34	7.05%		$170,515,922	1.08%	(0.07%	)	1.27%	30.00%
Year Ended July 31, 2011	$25.62	(0.05)	6.50	6.45	—	—	$32.07	25.17%		$182,410,113	1.08%	(0.15%	)	1.27%	11.00%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$49.98	0.14	(1.46)	(1.32)	(0.19)	(0.19)	$48.47	(2.65%	)	$30,954,622	1.56%	0.58%		1.56%	15.41%
Year Ended October 31, 2015	$49.49	(0.02)	0.75	0.73	(0.24)	(0.24)	$49.98	1.48%		$32,248,108	1.53%	(0.05%	)	1.53%	29.07%
Period Ended October 31, 2014 (h)	$47.70	(0.04)	1.83	1.79	—	—	$49.49	3.75%		$22,603,946	1.61%	(0.34%	)	1.61%	3.56%
Year Ended July 31, 2014	$39.38	—	8.32	8.32	—	—	$47.70	21.13%		$19,986,986	1.57%	(0.23%	)	1.57%	21.68%
Year Ended July 31, 2013	$31.49	(0.08)	7.97	7.89	—	—	$39.38	25.06%		$13,930,080	1.68%	(0.23%	)	1.72%	33.00%
Year Ended July 31, 2012	$29.58	(0.20)	2.11	1.91	—	—	$31.49	6.42%		$11,111,107	1.68%	(0.67%	)	1.77%	30.00%
Year Ended July 31, 2011	$23.78	(0.21)	6.01	5.80	—	—	$29.58	24.43%		$11,269,283	1.68%	(0.75%	)	1.77%	11.00%

Institutional Service Class Shares (i)
Six Months Ended April 30, 2016 (Unaudited)	$55.85	0.42	(1.64)	(1.22)	(0.39)	(0.39)	$54.24	(2.18%	)	$60,682,237	0.59%	1.58%		0.59%	15.41%
Year Ended October 31, 2015	$55.00	0.52	0.83	1.35	(0.50)	(0.50)	$55.85	2.47%		$74,005,595	0.56%	0.91%		0.56%	29.07%
Period Ended October 31, 2014 (h)	$52.91	0.08	2.03	2.11	(0.02)	(0.02)	$55.00	3.99%		$41,122,108	0.69%	0.57%		0.69%	3.56%
Year Ended July 31, 2014	$43.58	0.01	9.63	9.64	(0.31)	(0.31)	$52.91	22.20%		$32,435,707	0.66%	0.67%		0.68%	21.68%
Year Ended July 31, 2013	$34.63	0.25	8.80	9.05	(0.10)	(0.10)	$43.58	26.19%		$18,106,198	0.81%	0.64%		0.97%	33.00%
Year Ended July 31, 2012	$32.26	0.06	2.31	2.37	—	—	$34.63	7.35%		$7,575,853	0.81%	0.20%		1.02%	30.00%
Year Ended July 31, 2011	$25.69	0.05	6.52	6.57	—	—	$32.26	25.58%		$5,989,789	0.77%	0.16%		1.02%	11.00%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$55.83	0.44	(1.62)	(1.18)	(0.43)	(0.43)	$54.22	(2.12%	)	$2,254,601	0.47%	1.64%		0.47%	15.41%
Year Ended October 31, 2015	$54.98	0.50	0.92	1.42	(0.57)	(0.57)	$55.83	2.60%		$1,776,568	0.42%	0.87%		0.42%	29.07%
Period Ended October 31, 2014 (h)	$52.88	0.10	2.03	2.13	(0.03)	(0.03)	$54.98	4.03%		$273,660	0.53%	0.77%		0.53%	3.56%
Period Ended July 31, 2014 (j)	$45.87	0.01	7.39	7.40	(0.39)	(0.39)	$52.88	16.23%		$305,381	0.48%	0.82%		0.48%	21.68%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

144

Notes to Financial Statements

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1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2016, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the “Funds”). Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

- Nationwide Bond Index Fund (“Bond Index”)

- Nationwide International Index Fund (“International Index”)

- Nationwide Mid Cap Market Index Fund (“Mid Cap Market Index”)

- Nationwide S&P 500 Index Fund (“S&P 500 Index”)

- Nationwide Small Cap Index Fund (“Small Cap Index”)

- Nationwide Ziegler NYSE Arca Tech 100 Index Fund (“NYSE Arca Tech 100 Index”)

The Funds, as applicable, currently offer Class A, Class C, Class R, Service Class, Institutional Service Class, and Institutional Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Each of the Funds is a diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

145

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end management investment companies, and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular

146

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2016. Please refer to the Statements of Investments for additional information on portfolio holdings.

Bond Index

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$3,950,487	$—	$3,950,487
Commercial Mortgage Backed Securities	—	16,426,466	—	16,426,466
Corporate Bonds	—	217,751,485	—	217,751,485
Municipal Bonds	—	8,151,298	—	8,151,298
Mutual Fund	60,735	—	—	60,735
Repurchase Agreements	—	708,238	—	708,238
Sovereign Bonds	—	29,225,106	—	29,225,106
U.S. Government Mortgage Backed Agencies	—	241,969,944	—	241,969,944
U.S. Government Sponsored & Agency Obligations	—	27,841,604	—	27,841,604
U.S. Treasury Bonds	—	58,638,818	—	58,638,818
U.S. Treasury Notes	—	251,776,568	—	251,776,568
Yankee Dollars	—	2,693,297	—	2,693,297
Total Assets	$60,735	$859,133,311	$—	$859,194,046
Liabilities:
TBA Sale Commitments	$—	$(910,992)	$—	$(910,992)
Total Liabilities	$—	$(910,992)	$—	$(910,992)
Total	$60,735	$858,222,319	$—	$858,283,054

International Index

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$18,578,279	$—	$18,578,279
Air Freight & Logistics	—	7,082,048	—	7,082,048
Airlines	—	4,483,429	—	4,483,429
Auto Components	—	22,064,837	—	22,064,837
Automobiles	—	57,422,778	—	57,422,778
Banks	951,118	197,651,879	—	198,602,997
Beverages	—	48,565,600	—	48,565,600
Biotechnology	—	9,888,595	—	9,888,595
Building Products	—	13,217,928	—	13,217,928

147

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Capital Markets	$—	$30,164,897	$—	$30,164,897
Chemicals	—	62,318,155	—	62,318,155
Commercial Services & Supplies	—	11,074,280	—	11,074,280
Communications Equipment	—	8,443,466	—	8,443,466
Construction & Engineering	—	14,943,448	—	14,943,448
Construction Materials	—	11,374,676	—	11,374,676
Consumer Finance	—	1,920,696	—	1,920,696
Containers & Packaging	—	3,381,777	—	3,381,777
Distributors	—	463,899	—	463,899
Diversified Consumer Services	—	266,692	—	266,692
Diversified Financial Services	—	21,432,712	—	21,432,712
Diversified Telecommunication Services	545,445	57,859,240	—	58,404,685
Electric Utilities	—	32,428,694	—	32,428,694
Electrical Equipment	—	23,804,402	—	23,804,402
Electronic Equipment, Instruments & Components	—	21,290,575	—	21,290,575
Energy Equipment & Services	—	2,727,767	—	2,727,767
Food & Staples Retailing	—	29,861,462	—	29,861,462
Food Products	—	58,129,704	—	58,129,704
Gas Utilities	—	9,537,254	—	9,537,254
Health Care Equipment & Supplies	—	16,646,293	—	16,646,293
Health Care Providers & Services	—	11,677,932	—	11,677,932
Health Care Technology	—	776,922	—	776,922
Hotels, Restaurants & Leisure	217,560	23,267,469	—	23,485,029
Household Durables	—	18,455,962	—	18,455,962
Household Products	—	14,355,761	—	14,355,761
Independent Power and Renewable Electricity Producers	—	1,011,188	—	1,011,188
Industrial Conglomerates	1,954,218	24,786,066	—	26,740,284
Information Technology Services	—	10,769,565	—	10,769,565
Insurance	—	96,853,014	—	96,853,014
Internet & Catalog Retail	—	1,857,128	—	1,857,128
Internet Software & Services	—	3,066,173	—	3,066,173
Leisure Products	—	3,393,780	—	3,393,780
Life Sciences Tools & Services	—	2,029,279	—	2,029,279
Machinery	—	40,406,791	—	40,406,791
Marine	—	4,079,457	—	4,079,457
Media	—	29,832,185	—	29,832,185
Metals & Mining	—	42,586,769	—	42,586,769
Multiline Retail	—	6,246,688	—	6,246,688
Multi-Utilities	—	22,196,171	—	22,196,171
Oil, Gas & Consumable Fuels	—	84,329,268	—	84,329,268
Paper & Forest Products	—	3,676,318	—	3,676,318
Personal Products	10,428,461	21,622,627	—	32,051,088
Pharmaceuticals	146,168	161,759,973	—	161,906,141
Professional Services	—	11,444,298	—	11,444,298
Real Estate Investment Trusts (REITs)	—	33,468,122	—	33,468,122
Real Estate Management & Development	510,016	34,478,985	—	34,989,001
Road & Rail	—	22,198,480	—	22,198,480
Semiconductors & Semiconductor Equipment	1,708,244	13,041,459	—	14,749,703
Software	1,227,281	18,922,148	—	20,149,429
Specialty Retail	—	18,314,876	—	18,314,876
Technology Hardware, Storage & Peripherals	—	10,627,748	—	10,627,748

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Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$—	$28,751,066	$—	$28,751,066
Tobacco	—	31,326,955	—	31,326,955
Trading Companies & Distributors	479,800	20,521,661	—	21,001,461
Transportation Infrastructure	77,004	11,274,957	—	11,351,961
Water Utilities	—	2,429,541	—	2,429,541
Wireless Telecommunication Services	—	33,222,978	—	33,222,978
Total Common Stocks	$18,245,315	$1,716,085,222	$—	$1,734,330,537
Futures Contracts	60,292	—	—	60,292
Mutual Fund	5,780,407	—	—	5,780,407
Preferred Stocks	—	9,209,236	—	9,209,236
Repurchase Agreements	—	67,406,068	—	67,406,068
Total Assets	$24,086,014	$1,792,700,526	$—	$1,816,786,540
Liabilities:
Futures Contracts	$(150,038)	$—	$—	$(150,038)
Total Liabilities	$(150,038)	$—	$—	$(150,038)
Total	$23,935,976	$1,792,700,526	$—	$1,816,636,502

Mid Cap Market Index

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,171,697,302	$—	$—	$1,171,697,302
Futures Contracts	246,693	—	—	246,693
Mutual Fund	3,194,866	—	—	3,194,866
Repurchase Agreements	—	37,255,739	—	37,255,739
Total	$1,175,138,861	$37,255,739	$—	$1,212,394,600

S&P 500 Index

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,279,205,810	$—	$—	$2,279,205,810
Futures Contracts	2,641,035	—	—	2,641,035
Mutual Fund	1,230,774	—	—	1,230,774
Repurchase Agreements	—	14,352,219	—	14,352,219
Total	$2,283,077,619	$14,352,219	$—	$2,297,429,838

Small Cap Index

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,288,337	$—	$—	$9,288,337
Air Freight & Logistics	2,943,475	—	—	2,943,475
Airlines	2,512,448	—	—	2,512,448
Auto Components	6,872,508	—	—	6,872,508
Automobiles	220,750	—	—	220,750
Banks	59,579,419	—	—	59,579,419

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Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Beverages	$1,188,703	$—	$—	$1,188,703
Biotechnology	28,842,286	—	—	28,842,286
Building Products	6,281,073	—	—	6,281,073
Capital Markets	8,143,610	—	—	8,143,610
Chemicals	12,719,215	—	—	12,719,215
Commercial Services & Supplies	14,318,146	—	—	14,318,146
Communications Equipment	9,763,648	—	—	9,763,648
Construction & Engineering	5,291,898	—	—	5,291,898
Construction Materials	1,199,197	—	—	1,199,197
Consumer Finance	2,862,434	—	—	2,862,434
Containers & Packaging	2,388,799	—	—	2,388,799
Distributors	2,300,435	—	—	2,300,435
Diversified Consumer Services	6,444,717	—	—	6,444,717
Diversified Financial Services	2,519,586	—	—	2,519,586
Diversified Telecommunication Services	4,808,982	—	—	4,808,982
Electric Utilities	7,127,703	—	—	7,127,703
Electrical Equipment	4,761,922	—	—	4,761,922
Electronic Equipment, Instruments & Components	18,572,679	—	—	18,572,679
Energy Equipment & Services	6,226,767	—	—	6,226,767
Food & Staples Retailing	5,157,856	—	—	5,157,856
Food Products	12,157,192	—	—	12,157,192
Gas Utilities	9,261,765	—	—	9,261,765
Health Care Equipment & Supplies	24,185,924	—	—	24,185,924
Health Care Providers & Services	17,656,165	—	—	17,656,165
Health Care Technology	3,010,025	—	—	3,010,025
Hotels, Restaurants & Leisure	20,987,560	—	—	20,987,560
Household Durables	8,078,302	—	—	8,078,302
Household Products	1,422,189	—	—	1,422,189
Independent Power and Renewable Electricity Producers	3,347,115	—	—	3,347,115
Industrial Conglomerates	229,186	—	—	229,186
Information Technology Services	15,053,268	—	—	15,053,268
Insurance	14,794,754	—	—	14,794,754
Internet & Catalog Retail	3,324,032	—	—	3,324,032
Internet Software & Services	14,126,081	—	—	14,126,081
Leisure Products	1,927,892	—	—	1,927,892
Life Sciences Tools & Services	3,762,749	—	—	3,762,749
Machinery	18,152,810	—	—	18,152,810
Marine	793,848	—	—	793,848
Media	10,004,473	—	—	10,004,473
Metals & Mining	6,539,748	—	—	6,539,748
Multiline Retail	1,313,042	—	—	1,313,042
Multi-Utilities	3,359,952	—	—	3,359,952
Oil, Gas & Consumable Fuels	12,325,687	—	—	12,325,687
Paper & Forest Products	3,604,713	—	—	3,604,713
Personal Products	1,075,645	—	—	1,075,645
Pharmaceuticals	11,136,048	—	—	11,136,048
Professional Services	8,281,174	—	—	8,281,174
Real Estate Investment Trusts (REITs)	61,302,326	42,278	—	61,344,604
Real Estate Management & Development	2,847,744	—	—	2,847,744
Road & Rail	3,143,042	—	—	3,143,042
Semiconductors & Semiconductor Equipment	19,618,885	—	—	19,618,885

150

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Software	$28,679,340	$—	$—	$28,679,340
Specialty Retail	17,862,387	—	—	17,862,387
Technology Hardware, Storage & Peripherals	3,503,572	—	—	3,503,572
Textiles, Apparel & Luxury Goods	5,746,391	—	—	5,746,391
Thrifts & Mortgage Finance	12,525,785	—	—	12,525,785
Tobacco	1,177,710	—	—	1,177,710
Trading Companies & Distributors	4,931,096	—	—	4,931,096
Transportation Infrastructure	335,743	—	—	335,743
Water Utilities	2,033,797	—	—	2,033,797
Wireless Telecommunication Services	837,897	—	—	837,897
Total Common Stocks	$626,793,647	$42,278	$—	$626,835,925
Futures Contracts	378,999	—	—	378,999
Mutual Fund	5,108,623	—	—	5,108,623
Repurchase Agreements	—	59,572,309	—	59,572,309
Rights	—	64,132	63,512	127,644
Warrant	—	—	—	—
Total	$632,281,269	$59,678,719	$63,512	$692,023,500
NYSE Arca Tech 100 Index

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$317,194,763	$—	$—	$317,194,763
Exchange Traded Fund	1,872,830	—	—	1,872,830
Mutual Fund	2,039,978	—	—	2,039,978
Repurchase Agreements	—	23,788,447	—	23,788,447
Total	$321,107,571	$23,788,447	$—	$344,896,018

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a) During the six months ended April 30, 2016, International Index had five transfers of international common stocks from Level 1 to Level 2. The total market value for the five holdings at the time of the transfer and at April 30, 2016 was $9,615,110 and $9,235,076, respectively. Each investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in a Level 1 classification. At April 30, 2016, International Index valued each of these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

(b) During the six months ended April 30, 2016, International Index had a transfer of an international common stock from Level 2 to Level 1. The market value at the time of the transfer and at April 30, 2016, was $10,251,464 and $10,428,461, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At April 30, 2016, International Index valued this security at the last quoted sales price without a fair value factor, resulting in the Level 1 classification.

During the six months ended April 30, 2016, there were no significant transfers into or out of Level 1, Level 2 or Level 3 with the exception of International Index.

During the six months ended April 30, 2016, International Index held 2 common stocks investments that were categorized as Level 3 investments which were each valued at $0.

151

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Small Cap Index

	Common Stocks	Rights	Total
Balance as of 10/31/15	$21,921	$63,512	$85,433
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	(47,699)	—	(47,699)
Change in Unrealized Appreciation/(Depreciation)	29,218	—	29,218
Purchases*	—	—	—
Sales	(3,440)	—	(3,440)
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—
Balance as of 04/30/16	$—	$63,512	$63,512
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 4/30/16**	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.
**	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments”

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”, if applicable.

(c)	Futures Contracts

Mid Cap Market Index, S&P 500 Index, and Small Cap Index are subject to equity price risk in the normal course of pursuing their objective(s). International Index is subject to equity price and currency risk in the normal course of pursuing its objective(s). Mid Cap Market Index, S&P 500 Index, and Small Cap Index entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. International Index entered into futures contracts to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

152

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Upon entering into a futures contract, a Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

A Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts”, in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2016

International Index

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$60,292
Total		$60,292
Liabilities:
Futures Contracts(a)
Equity risk	Unrealized depreciation from futures contracts	$(150,038)
Total		$(150,038)

Mid Cap Market Index

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$246,693
Total		$246,693

153

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

S&P 500 Index

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$2,641,035
Total		$2,641,035

Small Cap Index

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Equity risk	Unrealized appreciation from futures contracts	$378,999
Total		$378,999

(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2016

International Index

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$2,904,003
Total	$2,904,003

Mid Cap Market Index

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$1,002,021
Total	$1,002,021

S&P 500 Index

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$1,608,374
Total	$1,608,374

Small Cap Index

Realized Gain/(Loss):	Total
Futures Contracts
Equity risk	$(734,933)
Total	$(734,933)

154

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Six Months Ended April 30, 2016

International Index

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(1,849,669)
Total	$(1,849,669)

Mid Cap Market Index

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(239,598)
Total	$(239,598)

S&P 500 Index

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$440,589
Total	$440,589

Small Cap Index

Unrealized Appreciation/(Depreciation):	Total
Futures Contracts
Equity risk	$(288,560)
Total	$(288,560)

Information about derivative instruments reflected as of April 30, 2016 is generally indicative of the type of derivative instruments used for International Index, Mid Cap Market Index, S&P 500 Index, and Small Cap Index for the six months ended April 30, 2016. The number of futures contracts held by International Index, Mid Cap Market Index, S&P 500 Index, and Small Cap Index as of April 30, 2016 is generally indicative of the volume for the six months ended April 30, 2016.

The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. At April 30, 2016, International Index, Mid Cap Market Index, S&P 500 Index, and Small Cap Index have entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

(d)	Securities Lending

During the six months ended April 30, 2016, Bond Index, International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index and Ziegler NYSE Arca Tech 100 Index entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

155

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

The Funds receive payments from BBH equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2016, which were comprised of cash, were as follows:

Fund	Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Bond Index	$768,973
International Index	73,186,475
Mid Cap Market Index	40,450,605
S&P 500 Index	15,582,993
Small Cap Index	64,680,932
NYSE Arca Tech 100 Index	25,828,425

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Institutional Money Market Fund, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2016, the Securities Lending Agreements do not permit the Funds to enforce a netting arrangement.

(e)	Joint Repurchase Agreements

During the six months ended April 30, 2016, Bond Index, International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index and Ziegler NYSE Arca Tech 100 Index along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to

156

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At April 30, 2016, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $117,002,730, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $119,340,010.

Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $218,004,905, collateralized by U.S. Treasury Notes, ranging from 1.50% — 2.63%, maturing 05/31/20 — 12/31/22; total market value $222,360,057.

At April 30, 2016, the Funds’ investment in the joint repos was subject to an enforceable netting arrangement. The Funds’ proportionate holding in the joint repos was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Bond Index	BNP Paribas Securities Corp.	$247,355	$—	$247,355	$(247,355)	$—
Bond Index	Royal Bank of Canada	460,883	—	460,883	(460,883)	—
International Index	BNP Paribas Securities Corp.	23,541,821	—	23,541,821	(23,541,821)	—
International Index	Royal Bank of Canada	43,864,247	—	43,864,247	(43,864,247)	—
Mid Cap Market Index	BNP Paribas Securities Corp.	13,011,706	—	13,011,706	(13,011,706)	—
Mid Cap Market Index	Royal Bank of Canada	24,244,033	—	24,244,033	(24,244,033)	—
S&P 500 Index	BNP Paribas Securities Corp.	5,012,566	—	5,012,566	(5,012,566)	—
S&P 500 Index	Royal Bank of Canada	9,339,653	—	9,339,653	(9,339,653)	—
Small Cap Index	BNP Paribas Securities Corp.	20,805,851	—	20,805,851	(20,805,851)	—
Small Cap Index	Royal Bank of Canada	38,766,458	—	38,766,458	(38,766,458)	—
NYSE Arca Tech 100 Index	BNP Paribas Securities Corp.	8,308,204	—	8,308,204	(8,308,204)	—
NYSE Arca Tech 100 Index	Royal Bank of Canada	15,480,243	—	15,480,243	(15,480,243)	—

Amounts designated as “—” are zero.

*	At April 30, 2016, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for each Fund’s undivided interest in each joint repo and related collateral.

157

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

(f)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

Foreign income may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security. Foreign income subject to foreign withholding taxes is recorded net of the applicable withholding tax.

For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.

A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statement of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statement of Assets and Liabilities if the security is still held, otherwise it is recorded as an adjustment to realized gain / loss from investment transactions in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

(g)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly for Bond Index, and are declared and paid quarterly for International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index, and NYSE Arca Tech 100 Index. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(h)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. A Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not

158

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

(i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, that Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

Each Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to a Fund’s NAV and financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. For each of the Funds, except Bond Index, income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. For Bond Index, income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of the Fund based on the fair value of settled shares of each class outstanding. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected BlackRock Investment Management LLC (the “Subadviser”) as subadviser for the Funds, excluding NYSE Arca Tech 100 Index. NFA has selected Ziegler Capital Management, LLC as subadviser for NYSE Arca Tech 100 Index, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the six months ended April 30, 2016, the Funds paid investment advisory fees to NFA according to the schedule below.

Fund	Fee Schedule	Advisory Fee (annual rate)
Bond Index	Up to $1.5 billion	0.195%
	$1.5 billion up to $3 billion	0.155%
	$3 billion and more	0.145%
International Index	Up to $1.5 billion	0.245%
	$1.5 billion up to $3 billion	0.205%
	$3 billion and more	0.195%
Mid Cap Market Index	Up to $1.5 billion	0.205%
	$1.5 billion up to $3 billion	0.185%
	$3 billion and more	0.175%
S&P 500 Index	Up to $1.5 billion	0.125%
	$1.5 billion up to $3 billion	0.105%
	$3.0 billion and more	0.095%

159

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Fund	Fee Schedule	Advisory Fee (annual rate)
Small Cap Index	Up to $1.5 billion	0.19%
	$1.5 billion up to $3 billion	0.17%
	$3 billion and more	0.16%
NYSE Arca Tech 100 Index	Up to $50 million	0.50%
	$50 million up to $250 million	0.30%
	$250 million up to $500 million	0.25%
	$500 million and more	0.20%

Effective April 1, 2016, the Trust and NFA have entered into a written contract waiving 0.01% of investment advisory fees of Mid Cap Market Index until March 31, 2017. During the period ended April 30, 2016, the waiver of such investment advisory fees by NFA amounted to $9,846, for which NFA shall not be entitled to later seek recoupment.

Effective April 1, 2016, the Trust and NFA have entered into a written contract waiving 0.02% of investment advisory fees of Small Cap Index until March 31, 2017. During the period ended April 30, 2016, the waiver of such investment advisory fees by NFA amounted to $10,482, for which NFA shall not be entitled to later seek recoupment.

For the six months ended April 30, 2016, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:

Fund	Effective Advisory Fee Rate Before Contractual* Fee Waivers	Effective Advisory Fee Rate After Contractual* Fee Waivers
Bond Index	0.20%	N/A
International Index	0.24	N/A
Mid Cap Market Index	0.21	0.20%
S&P 500 Index	0.12	N/A
Small Cap Index	0.19	0.19
NYSE Arca Tech 100 Index	0.32	N/A

N/A — Not Applicable.

*	Please see above for additional information regarding contractual waivers.

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits the Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the amounts listed in the table below until March 31, 2017.

Fund	Classes	Amount (annual rate)
Bond Index	All Classes	0.29%
International Index	All Classes	0.34%
Mid Cap Market Index	All Classes	0.30%
S&P 500 Index	All Classes	0.21%
Small Cap Index	All Classes	0.28%
NYSE Arca Tech 100 Index	All Classes	0.68	%(a)

(a)	For the period April 1, 2016 through April 30, 2016. Pursuant to an amendment to the Expense Limitation Agreement, the Fund’s class specific expense limitation was replaced with a Fund expense limitation effective April 1, 2016 through March 31, 2017.

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Prior to April 1, 2016, the Trust and NFA had a written Expense Limitation Agreement that limited NYSE Arch Tech 100’s operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the following amounts:

Fund	Class A	Class C	Institutional Service Class	Institutional Class
NYSE Arca Tech 100 Index	1.08%	1.68%	0.83%	0.68%

NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to a Fund was made. However, no reimbursement may be made unless: (i) a Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2016, the cumulative potential reimbursements for Small Cap Index, listed by the period or year in which NFA waived fees or reimbursed expenses to Small Cap Index are:

Fund	Fiscal Year 2013 Amount	Fiscal Year 2014 Amount	Fiscal Year 2015 Amount	Six Months Ended April 30, 2016 Amount	Total
Small Cap Index	$—	$—	$—	$4,732	$4,732

Amounts designated as “—” are zero or have been rounded to zero.

As of April 30, 2016, excluding Small Cap Index, there were no cumulative potential reimbursements which could be reimbursed to NFA.

During the six months ended April 30, 2016, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

For the six months ended April 30, 2016, NFM earned $1,103,745 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

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Notes to Financial Statements (Continued)

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In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the six months ended April 30, 2016, the Funds’ aggregate portion of such costs amounted to $16,009.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the table below.

Fund	Class A Shares	Class C Shares (a)	Class R Shares (b)	Service Class Shares
Bond Index	0.25%	1.00%	N/A	N/A
International Index	0.25	1.00	0.50%	N/A
Mid Cap Market Index	0.25	1.00	0.50	N/A
S&P 500 Index	0.25	1.00	0.50	0.15%
Small Cap Index	0.25	1.00	0.50	N/A
NYSE Arca Tech 100 Index	0.25	1.00	N/A	N/A
N/A	— Not Applicable.

(a)	For Class C Shares, 0.25% of the rate may be a service fee and 0.75% may be a distribution fee.
(b)	For Class R Shares, 0.25% of the rate may be either a service fee or distribution fee.

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index and NYSE Arca Tech 100 Class A sales charges range from 0.00% to 5.75%, and Bond Index Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the six months ended April 30, 2016, the Funds imposed front-end sales charges of $172,018. From these fees, NFD retained a portion amounting to $22,937.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions and Class C shares made within 1 year of purchase. Applicable Class A CDSCs are 0.75% for Bond Index and 1.00% for International Index, Mid Cap Market Index, S&P 500 Index, Small Cap Index and NYSE Arca Tech 100. Class C CDSCs are 1.00% for all Funds. During the six months ended April 30, 2016, the Funds imposed CDSCs of $2,820. NFD retained all of the CDSCs imposed by the Funds.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and

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April 30, 2016 (Unaudited)

maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class R, Institutional Service Class, and Service Class shares of each of the Funds.

For the six months ended April 30, 2016, the effective rates for administrative services fees were as follows:

Fund	Class A Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Service Class Shares
Bond Index	0.16%	0.08%	N/A	N/A	N/A
International Index	0.16	0.08	0.21%	N/A	N/A
Mid Cap Market Index	0.17	0.10	0.20	N/A	N/A
S&P 500 Index	0.19	0.07	0.15	0.25%	0.25%
Small Cap Index	0.15	0.09	0.05	N/A	N/A
NYSE Arca Tech 100 Index	0.12	0.09	N/A	0.12	N/A

N/A — Not Applicable.

For the six months ended April 30, 2016, each Fund’s total administrative services fees were as follows:

Fund	Amount
Bond Index	$141,503
International Index	131,261
Mid Cap Market Index	251,023
S&P 500 Index	829,904
Small Cap Index	91,421
NYSE Arca Tech 100 Index	199,471

As of April 30, 2016, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Bond Index	94.02%
International Index	94.52
Mid Cap Market Index	82.67
S&P 500 Index	79.11
Small Cap Index	88.17
NYSE Arca Tech 100 Index	0.32

Cross trades for the six months ended April 30, 2016 were executed by Mid Cap Market Index pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of NVIT. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.

Pursuant to these procedures, for the six months ended April 30, 2016, Mid Cap Market Index engaged in securities purchases of $377,890 and securities sales of $400,512 which resulted in net realized gains of $140,451.

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Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

4.  Investment in Affiliated Issuers

Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the six months ended April 30, 2016 were as follows:

Affiliated Issuer	Market Value at October 31, 2015	Purchases at Cost	Sales Proceeds	Interest Income	Realized Gain/ (Loss)	Market Value at April 30, 2016
Nationwide Financial Services, Inc.	$76,875	$—	$—	$2,529	$—	$76,313

Amounts designated as “—” are zero or have been rounded to zero.

5.  Line of Credit

The Trust and NVIT (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the six months ended April 30, 2016, the Funds had no borrowings under the line of credit.

6.  Investment Transactions

For the six months ended April 30, 2016, purchases and sales of securities (excluding short-term securities) were as follows:

Fund	Purchases*	Sales*
Bond Index	$588,563,665	$745,094,217
International Index	122,905,869	27,755,162
Mid Cap Market Index	142,036,546	164,234,339
S&P 500 Index	133,366,582	282,713,236
Small Cap Index	28,810,730	64,655,025
NYSE Arca Tech 100 Index	52,334,553	87,017,321
*	Includes purchases and sales of long-term U.S. Government securities, if any.

For the six months ended April 30, 2016, purchases and sales of U.S. Government securities (excluding short-term securities) were as follows:

Fund	Purchases	Sales
Bond Index	$107,022,241	$163,535,978

7.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In

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Notes to Financial Statements (Continued)

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addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

The Trust may invest through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

8.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

9.  Other

As of April 30, 2016, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Bond Index	59.30%	4	(a)
International Index	61.54	3	(a)
Mid Cap Market Index	44.07	3	(a)
S&P 500 Index	54.83	4
Small Cap Index	51.89	3	(a)
NYSE Arca Tech 100 Index	38.70	3
(a)	Each such account is the account of an affiliated fund.

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April 30, 2016 (Unaudited)

10.  Recaptured Brokerage Commissions

The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Funds’ Statement of Operations. During the six months ended April 30, 2016, the Funds recaptured the following amounts of brokerage commissions:

Fund	Amount
NYSE Arca Tech 100 Index	$9,110

11.  Federal Tax Information

As of April 30, 2016, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Bond Index	$831,808,620	$29,393,817	$(2,008,391)	$27,385,426
International Index	1,781,160,393	269,649,532	(234,083,677)	35,565,855
Mid Cap Market Index	971,250,479	310,587,179	(69,689,751)	240,897,428
S&P 500 Index	1,547,704,455	799,847,327	(52,762,979)	747,084,348
Small Cap Index	626,530,219	155,038,222	(89,923,940)	65,114,282
NYSE Arca Tech 100 Index	219,548,623	133,482,969	(8,135,574)	125,347,395

12.  Subsequent Events

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Supplemental Information

April 30, 2016 (Unaudited)

Nationwide Bond Index Fund

Nationwide International Index Fund

Nationwide Mid Cap Market Index Fund

Nationwide S&P 500 Index Fund

Nationwide Small Cap Index Fund

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2016 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2015) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds, and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●

Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation and information regarding payments to financial intermediaries;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2016, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information

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Supplemental Information (Continued)

April 30, 2016 (Unaudited)

bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2016 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendation with respect to the renewal of the Advisory Agreements and the bases for that recommendation. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2016 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2016 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2016 Board meeting, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to the requests made by the Trustees in connection with the January 2016 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to the Index Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and the relevant Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating the Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic and financial analysis;

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent, and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

The Trustees noted that the performance of each Index Fund (before expenses) exceeded that of its benchmark index. The Trustees also considered that the actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) for Nationwide International Index Fund and Nationwide Ziegler NYSE Arca Tech 100 Index Fund (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge sub-advised expense group. The Trustees noted that there was no quintile ranking with respect to the expense group for Nationwide Bond Index Fund’s actual advisory fee or total expense ratio (excluding 12b-1/non-12b-1 fees) because of the small size of the peer group for this Fund, but that the Fund’s actual advisory fee was less than one basis point above, and its total expense ratio (excluding 12b-1/non-12b-1 fees) was below, the 60th percentile of its Broadridge expense group. The Trustees noted that, with respect to

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Supplemental Information (Continued)

April 30, 2016 (Unaudited)

Nationwide S&P 500 Index Fund and Nationwide Mid Cap Market Index Fund, each Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the third quintile of the Fund’s Broadridge expense group. The Trustees considered that the Nationwide S&P 500 Index Fund’s actual advisory fee rate did not rank within the top three quintiles of the Fund’s Broadridge expense group but was 2.5 basis points above the 60th percentile of its Broadridge expense group. As to the Nationwide Mid Cap Market Index Fund, the Trustees considered that the Adviser had agreed to implement a one basis point reduction in the Fund’s advisory fee, effective April 1, 2016, and that upon implementation of the waiver the Fund’s actual advisory fee would be within one basis point of the 60th percentile of its Broadridge expense group (as recalculated taking into consideration the effect of the proposed waiver on the Fund’s advisory fee). The Trustees considered that Nationwide Small Cap Index Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group and that the Adviser had agreed to implement a two basis points reduction in the Fund’s advisory fee effective April 1, 2016. The Trustees determined that each Fund’s levels of performance and expense generally supported a recommendation to continue the Fund’s Advisory Agreements.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -     -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

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Management Information

April 30, 2016

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 55 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	118	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.

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Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	118	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	118	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

171

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	118	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	118	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	118	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

172

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	118	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	118	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

173

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	118

Director of Nationwide Mutual Insurance Company 2001-present

Director of Nationwide Mutual Fire Insurance Company 2001-present

Director of Nationwide Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

174

Management Information (Continued)

April 30, 2016

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Thomas R. Hickey 1952	Senior Vice President, Head of Asset Strategies and Portfolio Manager since December 2015	Mr. Hickey is Head of Asset Strategies and Portfolio Manager for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].

175

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael M. Russo 1968	Senior Vice President, Head of Manager Strategies since December 2015	Mr. Russo is Associate Vice President and Head of Manager Strategies for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

176

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays US 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays 7-Year Municipal Bond Index: An unmanaged index that consists of a broad selection of investment-grade general obligation and revenue bonds with maturities of approximately seven years.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of fixed-rate investment-grade municipal bonds with a minimum credit rating of Baa3 and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays US Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays US Treasury Inflation-Protected Securities (TIPS) IndexSM (Series-L): An unmanaged, market capitalization-weighted index that measures the performance of all U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued U.S. TIPS with a remaining maturity of at least one year and $250 million or more in outstanding face value.

BofA Merrill Lynch (BofAML) AAA US Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index: An unmanaged, market value-weighted index that measures the performance of U.S. dollar-denominated, below-investment-grade (based on an average of ratings by Moody’s, S&P and Fitch), fixed-rate, publicly issued, coupon-bearing corporate debt with at least 18 months to final maturity at issuance and a remaining maturity of at least one year as of the index rebalancing date. Each issue must have an outstanding par value of at least $100 million, must not be in default and is restricted to a maximum of 2% of the total index.

Note about BofA Merrill Lynch Indexes

Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services.

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill). ©2016 Citigroup Index LLC. All rights reserved.

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

177

Market Index Definitions (con’t.)

iMoneyNet™ Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

MSCI ACWI®: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

178

Market Index Definitions (con’t.)

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the technology sector and the Internet retail sub-industry from the consumer discretionary sector of the U.S. equity market.

179

P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. © 2016

SAR-IDX (6/16)

Semiannual Report

April 30, 2016 (Unaudited)

Nationwide Mutual Funds

International Funds

Nationwide Amundi Global High Yield Fund

Nationwide Amundi Strategic Income Fund

Nationwide Bailard Emerging Markets Equity Fund

Nationwide Bailard International Equities Fund

Nationwide Emerging Markets Debt Fund

Nationwide Global Equity Fund

Nationwide Funds®

Commentary in this report is provided by the portfolio manager(s) of each Fund as of the date of this report and is subject to change at any time based on market or other conditions.

Third-party information has been obtained from sources that Nationwide Fund Advisors (NFA), the investment adviser to the Funds, deems reliable. This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Portfolio composition is accurate as of the date of this report and is subject to change at any time and without notice. NFA, one of its affiliated advisers or its employees may hold a position in the securities in this report.

Statement Regarding Availability of Quarterly Portfolio Holdings.

The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Additionally, the Trust files a schedule of portfolio holdings monthly for the Nationwide Money Market Fund on Form N-MFP. Forms N-Q and Forms N-MFP are available on the SEC’s website at http://www.sec.gov. Forms N-Q and Forms N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to shareholders on nationwide.com/mutualfunds or upon request without charge.

Statement Regarding Availability of Proxy Voting Record.

Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-848-0920, and on the SEC’s website at http://www.sec.gov.

Nationwide Funds® Semiannual Report

Nationwide Funds®

Message to Investors

April 30, 2016

Dear Investor,

During the six months ended April 30, 2016, the global marketplace experienced a fair amount of uncertainty stemming from mixed economic indicators, instability in energy prices, a changing political landscape and concerns about interest rates. In the financial markets, uncertainty often is accompanied by volatility. Still, the U.S. economy continues to grow, albeit at a very moderate pace. The U.S. unemployment rate has improved, wages are slowly rising, and consumer balance sheets remain generally healthy.

Yet, uncertainty—and the anxiety that always accompanies it—lingers, causing investors to pause, seek safety and hold more cash-based investments. The onset of the frenetic U.S. presidential race adds a layer of anxiety to the markets, even though past presidential races have not affected the financial markets as much as investors might think.

We believe investors have many reasons to be optimistic about the future. While short-term market volatility, both run-ups and sell-offs, could likely persist throughout 2016, typically the best way to help ensure an all-weather approach to the markets is to pursue a diversified investment strategy. That strategy may include alternative investments and may provide opportunities across asset classes, geographies, maturities and quality.

In the six months ended April 30, 2016, the broad U.S. stock market as measured by the S&P 500® Index reported a 0.43 percent return. The Barclays U.S. Aggregate Bond Index, a broad measurement of U.S. fixed-income investment performance, returned 2.82 percent for the same period. These returns represent slow, upward growth in the midst of change and uncertainty.

This report brings you a snapshot of recent market trends and your Fund’s performance for the six-month reporting period ended April 30, 2016, including your Fund’s specific holdings. As you review this report, it is important to evaluate your progress within the context of your financial plan.

Again, we believe the best way to reach your financial goals is to adhere to a disciplined investment strategy. We urge investors to seek opportunities based on a sound asset allocation strategy, a long-term perspective and regular conversations with a financial advisor.

At Nationwide, we continue to take a steady approach to seeking long-term growth, an approach that has earned us a place in the Barron’s/Lipper Fund Family Ranking for another year.1 As we enter our 90th year of business, we feel confident in our ability to help investors navigate the markets for years to come. We appreciate your continued trust, and thank you for investing in Nationwide Funds.

Sincerely,

Michael S. Spangler

President & CEO

Nationwide Funds

[1]

Barron’s The Best Fund Families of 2015 (February 6, 2016); Nationwide Fund Advisors ranked #14 in 2015; Barron’s is a trademark of Dow Jones & Co., L.P. All rights reserved. Barron’s is not affiliated with, and does not endorse the products or services of Nationwide Mutual Insurance Company.

1

Economic Review

During the semiannual period ended April 30, 2016, there was little direction in the returns of various asset classes. Domestic equities were slightly positive, with the S&P 500® Index (S&P 500) returning 0.43% for the reporting period. The positive return was due to the benefit of dividends, as the index actually declined during the period. International equities were mostly weak during the period as investors reacted to worries about global growth, with the MSCI EAFE® Index registering -3.07% and the MSCI Emerging Markets® Index -0.13%. Emerging markets outperformed developed markets after significant underperformance in the preceding year, as the U.S. dollar stabilized and commodity prices bottomed. Fixed-income investment returns rallied during the period, through a combination of lower long-term interest rates and stable credit spreads.

In the United States, equity markets gained during the reporting period despite a decelerating gross domestic product (GDP) growth rate, weak earnings and uncertainty around the timing of the Federal Reserve’s (Fed) interest rate cycle. The GDP growth rate was 1.4% during the fourth calendar quarter of 2015, down from 3.9% and 2.0% recorded in the second and third quarters of 2015, respectively. The GDP growth rate further decelerated to 0.5% in the first calendar quarter of 2016.

The Fed finally raised rates in December 2015, causing a sharp reaction in the equity markets. Following the Fed rate hike, the S&P 500 fell by more than 10% through mid-February 2016, before staging a nearly unprecedented rally as Fed officials dampened expectations for future hikes. The Fed rate hike also resulted in a substantial decline in interest rates, with the 10-year yield falling from 2.14% to 1.83% during the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period.

The S&P 500 Index produced positive performance in three of the six months of the reporting period. The weakest month was January, with the index registering -4.96%; the brief downturn was offset by the Index’s 6.78% return in March. The best-performing sectors for the S&P 500 Index during the reporting period were telecommunication services, with 14.7%, and utilities, with 12.9%. These two sectors benefited from a search for yield, given the decline in interest rates. The weakest sectors during the period were information technology, which registered -4.4%, and financials, with -2.2%; these sectors were harmed by the uncertainty surrounding global growth. The performance in U.S. equities varied during the period, with large-capitalization stocks outperforming small-cap stocks, and value outperforming growth.

U.S. economic activity remains relatively supportive for equity market returns.

U.S. economic activity remains relatively supportive for equity market returns. GDP growth and corporate profits are expected to accelerate throughout 2016. Inflation remains very low. The U.S. Consumer Price Index (CPI) was below 1.5% throughout the reporting period, and the core CPI (excludes food and energy) was below 2.5% compared with a year ago. The employment environment continues to be strong; during the reporting period, the unemployment rate was stable at 5% and wages began to improve.

International stocks underperformed U.S. stocks during the reporting period, continuing a trend of underperformance. The S&P 500 Index outperformed the MSCI EAFE Index in eight of the past nine quarters, and in 18 of the 28 quarters since the market bottom in 2009. The stimulative action by foreign central banks, including a quantitative easing (QE) program instituted by the European Central Bank (ECB), appears to be stabilizing economic growth. These collective central bank actions, along with the benefit of the weakening euro relative to the U.S. dollar, gave investors confidence in the recovery of European economic growth during the reporting period.

2

Economic Review (con’t.)

Performance in fixed-income markets during the reporting period was driven by a slight increase in interest rates and a widening in credit spreads. The yield on 10-year Treasury bonds rose slightly from 2.19% to 2.30% during the reporting period.

Index	Semiannual Total Return (as of April 30, 2016)
Barclays U.S. 1-3 Year Government/Credit Bond	0.79%
Barclays U.S. 10-20 Year Treasury Bond	4.63%
Barclays Emerging Markets USD Aggregate Bond	4.59%
Barclays Municipal Bond	3.55%
Barclays U.S. Aggregate Bond	2.82%
Barclays U.S. Corporate High Yield	2.37%
MSCI EAFE®	-3.07%
MSCI Emerging Markets®	-0.13%
MSCI World ex USA	-2.19%
Russell 1000® Growth	-1.37%
Russell 1000® Value	1.93%
Russell 2000®	-1.90%
S&P 500®	0.43%

Source: Morningstar

3

Fund Overview	Nationwide Amundi Global High Yield Fund

Asset Allocation†

Corporate Bonds	95.9%
Bank Loans	2.7%
Other assets in excess of liabilities	1.4%
100.0%

Top Industries††

Hotels, Restaurants & Leisure	10.8%
Metals & Mining	8.8%
Health Care Providers & Services	8.4%
Diversified Telecommunication Services	4.9%
Banks	4.9%
Commercial Services & Supplies	4.8%
Oil, Gas & Consumable Fuels	4.8%
Food Products	3.7%
Distributors	3.3%
Airlines	3.2%
Other Industries	42.4%
100.0%

Top Holdings††

BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 7.13%, 05/01/18	2.6%
Citigroup, Inc., 6.13%, 11/15/20	2.4%
Mercury Bondco PLC, 8.25%, 05/30/21	2.2%
JC Penney Corp., Inc., 8.13%, 10/01/19	2.2%
Golden Nugget Escrow, Inc., 8.50%, 12/01/21	2.0%
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21	1.9%
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.88%, 02/01/20	1.9%
Air Canada, 7.75%, 04/15/21	1.8%
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 06/15/25	1.8%
HCA, Inc., 5.88%, 02/15/26	1.7%
Other Holdings	79.5%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

4

Shareholder Expense Example	Nationwide Amundi Global High Yield Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 3, 2015, commencement of operations) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 3, 2015, commencement of operations through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 3, 2015, commencement of operations through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Amundi Global High Yield Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	1,019.60	5.26	1.06
	Hypothetical	(b)(c)	1,000.00	1,019.59	5.32	1.06
Class C Shares	Actual	(a)	1,000.00	1,016.20	8.97	1.81
	Hypothetical	(b)(c)	1,000.00	1,015.86	9.07	1.81
Institutional Service Shares	Actual	(a)	1,000.00	1,020.90	3.98	0.80
	Hypothetical	(b)(c)	1,000.00	1,020.89	4.02	0.80
Institutional Class Shares	Actual	(a)	1,000.00	1,022.10	3.48	0.70
	Hypothetical	(b)(c)	1,000.00	1,021.38	3.52	0.70

(a)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 3, 2015 through April 30, 2016 to reflect the period from commencement of operations.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

5

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund

Corporate Bonds 95.9%

	Principal Amount		Market Value

Aerospace & Defense 1.1%
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19		$2,250,000	$1,777,500

Air Freight & Logistics 0.6%
Air Medical Merger Sub Corp., 6.38%, 05/15/23 (a)		1,100,000	1,056,000

Airlines 3.2%
Air Canada, 7.75%, 04/15/21 (a)		2,850,000	2,956,875
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20 (a)		3,000,000	2,385,000

			5,341,875

Auto Components 1.4%
ZF North America Capital, Inc., 2.75%, 04/27/23	EUR	2,000,000	2,350,215

Banks 4.8%
Citigroup, Inc., Series R, 6.13%, 11/15/20 (b)		$3,955,000	4,019,269
Intesa Sanpaolo SpA, 5.71%, 01/15/26 (a)		940,000	913,486
Royal Bank of Scotland Group PLC, 4.80%, 04/05/26		915,000	932,330
Societe Generale SA, 4.75%, 11/24/25		2,140,000	2,148,785

			8,013,870

Capital Markets 1.6%
Goldman Sachs Group, Inc. (The), Series M, 5.37%, 05/10/20 (b)		2,750,000	2,655,125

Chemicals 1.5%
Kraton Polymers LLC/Kraton Polymers Capital Corp., 10.50%, 04/15/23 (a)		250,000	250,000
Platform Specialty Products Corp., 10.38%, 05/01/21 (a)		2,250,000	2,250,000

			2,500,000

Commercial Services & Supplies 4.8%
GFL Environmental, Inc., 9.88%, 02/01/21 (a)		1,370,000	1,445,350
La Financiere Atalian SAS, 7.25%, 01/15/20 (a)	EUR	800,000	979,613
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23 (a)		$500,000	518,750
Prospect Medical Holdings, Inc., 8.38%, 05/01/19 (a)		2,500,000	2,578,125

Corporate Bonds (continued)

	Principal Amount		Market Value

Commercial Services & Supplies (continued)
Verisure Holding AB, Reg. S, 6.00%, 11/01/22	EUR	2,000,000	$2,454,300

			7,976,138

Communications Equipment 0.6%
Avaya, Inc., 7.00%, 04/01/19 (a)		$1,700,000	1,083,750

Consumer Finance 3.1%
Aircastle Ltd., 5.50%, 02/15/22		1,750,000	1,861,562
Ally Financial, Inc.
3.25%, 11/05/18		1,700,000	1,695,750
5.75%, 11/20/25		585,000	592,313
Fly Leasing Ltd., 6.38%, 10/15/21		1,071,000	1,049,580

			5,199,205

Containers & Packaging 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 05/15/24 (a)		500,000	500,000

Distributors 3.3%
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 06/15/23 (a)		2,250,000	2,098,125
Group 1 Automotive, Inc., 5.25%, 12/15/23 (a)		2,420,000	2,407,900
LKQ Italia Bondco SpA, 3.88%, 04/01/24 (a)	EUR	840,000	1,001,518

			5,507,543

Diversified Financial Services 2.2%
Mercury Bondco PLC, Reg. S, 8.25%, 05/30/21 (c)		3,200,000	3,645,839

Diversified Telecommunication Services 4.8%
Altice US Finance I Corp., 5.50%, 05/15/26 (a)		$1,280,000	1,292,800
EarthLink Holdings Corp., 8.88%, 05/15/19		2,690,000	2,747,162
Frontier Communications Corp., 7.13%, 01/15/23		1,750,000	1,548,750
Sprint Capital Corp., 6.90%, 05/01/19		750,000	686,250
Virgin Media Finance PLC, Reg. S, 4.50%, 01/15/25	EUR	1,600,000	1,763,377

			8,038,339

Energy Equipment & Services 0.9%
Plains Exploration & Production Co., 6.63%, 05/01/21		$1,610,000	1,519,438

6

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Food & Staples Retailing 2.0%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 02/15/19 (a)	$2,300,000	$2,225,250
Pomegranate Merger Sub, Inc., 9.75%, 05/01/23 (a)	1,190,000	1,172,150

		3,397,400

Food Products 3.6%
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.88%, 02/01/20 (a)	3,000,000	3,116,250
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 06/15/25 (a)	3,190,000	2,934,800

		6,051,050

Gas Utilities 1.2%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.88%, 06/01/25 (a)	2,000,000	1,932,586

Health Care Equipment & Supplies 0.2%
NBTY, Inc., 7.63%, 05/15/21 (a)	305,000	311,863

Health Care Providers & Services 8.2%
Centene Escrow Corp., 6.13%, 02/15/24 (a)	2,250,000	2,373,750
HCA, Inc., 5.88%, 02/15/26	2,760,000	2,863,500
HealthSouth Corp., 5.13%, 03/15/23	2,660,000	2,666,650
LifePoint Health, Inc., 5.88%, 12/01/23	1,970,000	2,063,575
Quorum Health Corp., 11.63%, 04/15/23 (a)	510,000	499,800
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23 (a)	1,330,000	1,383,200
Surgery Center Holdings, Inc., 8.88%, 04/15/21 (a)	1,155,000	1,155,000
Vizient, Inc., 10.38%, 03/01/24 (a)	715,000	772,200

		13,777,675

Hotels, Restaurants & Leisure 10.7%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.00%, 10/01/20	2,625,000	2,579,062
Eldorado Resorts, Inc., 7.00%, 08/01/23	1,500,000	1,563,750
Golden Nugget Escrow, Inc., 8.50%, 12/01/21 (a)	3,250,000	3,371,875

Corporate Bonds (continued)

	Principal Amount		Market Value

Hotels, Restaurants & Leisure (continued)
Grupo Posadas SAB de CV, 7.88%, 06/30/22 (a)		$2,500,000	$2,493,750
MGM Resorts International, 6.00%, 03/15/23		785,000	815,419
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21		3,065,000	3,195,263
Pinnacle Entertainment, Inc., 5.63%, 05/01/24 (a)		1,720,000	1,717,850
Sabre GLBL, Inc., 5.25%, 11/15/23 (a)		1,510,000	1,528,875
TVL Finance PLC, 8.50%, 05/15/23 (a)	GBP	415,000	606,377

			17,872,221

Household Durables 1.0%
KB Home, 7.00%, 12/15/21		$1,680,000	1,713,600

Industrial Conglomerates 0.6%
Bombardier, Inc., 7.50%, 03/15/25 (a)		1,200,000	1,074,000

Insurance 1.5%
CNO Financial Group, Inc., 5.25%, 05/30/25		2,495,000	2,568,303

Internet Software & Services 0.9%
Blue Coat Holdings, Inc., 8.38%, 06/01/23 (a)		1,380,000	1,452,450

Leisure Products 2.6%
Cirsa Funding Luxembourg SA
Reg. S, 8.75%, 05/15/18	EUR	1,062,164	1,222,312
5.75%, 05/15/21 (a)		705,000	820,047
Reg. S, 5.88%, 05/15/23		2,000,000	2,310,024

			4,352,383

Marine 1.3%
Teekay Corp., 8.50%, 01/15/20 (a)		$2,910,000	2,218,875

Media 3.1%
Intelsat Luxembourg SA, 6.75%, 06/01/18		3,000,000	2,317,500
Numericable-SFR SA, 7.38%, 05/01/26 (a)		2,800,000	2,842,000

			5,159,500

Metals & Mining 8.7%
AK Steel Corp.
8.75%, 12/01/18		1,750,000	1,806,875
7.63%, 10/01/21		1,785,000	1,472,625

7

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Metals & Mining (continued)
Aleris International, Inc., 9.50%, 04/01/21 (a)		$1,195,000	$1,248,775
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
7.13%, 05/01/18 (a)		4,250,000	4,366,875
6.50%, 05/15/21 (a)		1,200,000	1,224,000
Constellium NV, 7.88%, 04/01/21 (a)		250,000	257,500
Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		1,515,000	1,395,694
Steel Dynamics, Inc., 5.50%, 10/01/24		2,750,000	2,794,687

			14,567,031

Multiline Retail 2.2%
JC Penney Corp., Inc., 8.13%, 10/01/19		3,500,000	3,605,000

Oil, Gas & Consumable Fuels 4.7%
PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23 (a)		1,695,000	1,652,625
Petrobras International Finance Co.
6.88%, 01/20/40		775,000	607,406
6.75%, 01/27/41		500,000	391,100
Sunoco LP/Sunoco Finance Corp.
6.25%, 04/15/21 (a)		410,000	415,125
6.38%, 04/01/23 (a)		1,415,000	1,436,225
WPX Energy, Inc., 6.00%, 01/15/22		1,575,000	1,417,500
YPF SA
8.88%, 12/19/18 (a)		1,200,000	1,288,140
8.50%, 03/23/21 (a)		700,000	731,500

			7,939,621

Paper & Forest Products 0.6%
Sappi Papier Holding GmbH, 4.00%, 04/01/23 (a)	EUR	895,000	1,042,754

Real Estate Investment Trusts (REITs) 1.4%
Communications Sales & Leasing, Inc./CSL Capital LLC, 6.00%, 04/15/23 (a)		$1,000,000	995,000
ESH Hospitality, Inc., 5.25%, 05/01/25 (a)		1,285,000	1,267,331

			2,262,331

Real Estate Management & Development 0.5%
IRSA Propiedades Comerciales SA, 8.75%, 03/23/23 (a)		750,000	788,437

Corporate Bonds (continued)

	Principal Amount		Market Value

Road & Rail 2.9%
Europcar Groupe SA, Reg. S, 5.75%, 06/15/22	EUR	1,000,000	$1,200,723
OPE KAG Finance Sub, Inc., 7.88%, 07/31/23 (a)		$1,750,000	1,789,375
United Rentals North America, Inc., 5.50%, 07/15/25		1,800,000	1,790,035

			4,780,133

Specialty Retail 1.0%
New Look Secured Issuer PLC, Reg. S, 6.50%, 07/01/22	GBP	1,200,000	1,700,779

Thrifts & Mortgage Finance 0.8%
Quicken Loans, Inc., 5.75%, 05/01/25 (a)		$1,500,000	1,410,000

Wireless Telecommunication Services 2.0%
Sprint Corp., 7.63%, 02/15/25		3,050,000	2,298,938
T-Mobile USA, Inc., 6.38%, 03/01/25		1,000,000	1,050,000

			3,348,938

Total Corporate Bonds (cost $158,984,489)			160,491,767

Bank Loans 2.7%
Commercial Services & Supplies 0.2%
Prime Security Services Borrower LLC, Tranche B Term Loan, 0.00%, 04/07/22		375,000	376,406

Hotels, Restaurants & Leisure 0.2%
Pinnacle Entertainment, Inc., Tranche B Term Loan, 0.00%, 03/30/23		340,000	340,639

Information Technology Services 1.0%
First Data Corp., 1st Lien Tranche B Term Loan, 4.19%, 07/08/22		1,700,000	1,700,425

Machinery 0.3%
Manitowoc Foodservice, Inc., Tranche B Term Loan, 5.75%, 03/03/23		379,077	383,107

8

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Bank Loans (continued)

	Principal Amount	Market Value

Real Estate Investment Trusts (REITs) 1.0%
Communication Sales & Leasing, Inc., 1st Lien Tranche B Term Loan, 5.00%, 10/24/22	$1,741,228	$1,706,943

Total Bank Loan (cost $4,424,230)		4,507,520

Total Investments (cost $163,408,719) (d) — 98.6%		164,999,287

Other assets in excess of liabilities — 1.4%		2,284,953

NET ASSETS — 100.0%		$167,284,240

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2016 was $79,633,902 which represents 47.60% of net assets.

(b)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2016. The maturity date reflects the next call date.

(c)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the payment-in-kind rate.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.
AB	Stock Company

GmbH	Limited Liability Company

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

SAS	Joint Stock Company

SpA	Limited Share Company

Currency:

EUR	Euro

GBP	Great British Pound

At April 30, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America NA	05/18/16	(1,200,000)	$(1,695,377)	$(1,753,446)	$(58,069)
Euro	Bank of America NA	05/18/16	(830,000)	(946,832)	(950,807)	(3,975)
Euro	Bank of America NA	05/18/16	(14,730,000)	(16,608,812)	(16,873,974)	(265,162)
Euro	Bank of America NA	05/18/16	(710,000)	(800,147)	(813,341)	(13,194)

Total Short Contracts				$(20,051,168)	$(20,391,568)	$(340,400)

The accompanying notes are an integral part of these financial statements.

9

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund
Assets:
Investments, at value (cost $163,408,719)	$164,999,287
Cash	4,503,675
Foreign currencies, at value (cost $5,055)	5,128
Interest receivable	3,331,918
Receivable for investments sold	977,500
Reclaims receivable	3,911
Prepaid offering costs	28,911
Prepaid expenses	35,111

Total Assets	173,885,441

Liabilities:
Payable for investments purchased	4,791,777
Payable for capital shares redeemed	1,362,144
Unrealized depreciation on forward foreign currency contracts (Note 2)	340,400
Accrued expenses and other payables:
Investment advisory fees	56,092
Fund administration fees	21,611
Distribution fees	103
Administrative servicing fees	157
Trustee fees	34
Custodian fees	879
Compliance program costs (Note 3)	21
Professional fees	20,751
Printing fees	5,955
Other	1,277

Total Liabilities	6,601,201

Net Assets	$167,284,240

Represented by:
Capital	$167,648,841
Accumulated undistributed net investment income	994,565
Accumulated net realized losses from investments, forward and foreign currency, and swap transactions	(2,625,071)
Net unrealized appreciation/(depreciation) from investments	1,590,568
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(340,400)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	15,737

Net Assets	$167,284,240

10

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund
Net Assets:
Class A Shares	$102,002
Class C Shares	101,626
Institutional Service Shares	115,512
Institutional Class Shares	166,965,100

Total	$167,284,240

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	10,206
Class C Shares	10,173
Institutional Service Shares	11,558
Institutional Class Shares	16,697,027

Total	16,728,964

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$9.99
Class C Shares (b)	$9.99
Institutional Service Shares	$9.99
Institutional Class Shares	$10.00
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.22

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

11

Statement of Operations

For the Period Ended April 30, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund (a)
INVESTMENT INCOME:
Interest income	$5,145,608

Total Income	5,145,608

EXPENSES:
Offering costs	22,990
Investment advisory fees	510,654
Fund administration fees	49,598
Distribution fees Class A	119
Distribution fees Class C	477
Administrative servicing fees Class A	52
Administrative servicing fees Class C	52
Administrative servicing fees Institutional Service	52
Registration and filing fees	32,358
Professional fees	33,783
Printing fees	6,242
Trustee fees	2,577
Custodian fees	2,624
Accounting and transfer agent fees	7,853
Compliance program costs (Note 3)	384
Other	4,846

Total expenses before expenses reimbursed	674,661

Expenses reimbursed by adviser (Note 3)	(112,753)

Net Expenses	561,908

NET INVESTMENT INCOME	4,583,700

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions	(217,228)
Net realized losses from forward and foreign currency transactions (Note 2)	(884,987)
Net realized losses from swap transactions (Note 2)	(1,522,856)

Net realized losses from investments, forward and foreign currency, and swap transactions	(2,625,071)

Net change in unrealized appreciation/(depreciation) from investments	1,590,568
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(340,400)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	15,737

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	1,265,905

Net realized/unrealized losses from investments, forward and foreign currency transactions, translation of assets and liabilities denominated in foreign currencies, and swap contracts	(1,359,166)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,224,534

(a)	For the period from November 3, 2015 (commencement of operations) through April 30, 2016.

The accompanying notes are an integral part of these financial statements.

12

Statement of Changes in Net Assets

Nationwide Amundi Global High Yield Fund
Period Ended April 30, 2016 (a) (Unaudited)
Operations:
Net investment income	$4,583,700
Net realized losses from investments, forward and foreign currency, and swap transactions	(2,625,071)
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	1,265,905

Change in net assets resulting from operations	3,224,534

Distributions to Shareholders From:
Net investment income:
Class A	(1,982)
Class C	(1,659)
Institutional Service	(2,235)
Institutional Class	(3,583,259)

Change in net assets from shareholder distributions	(3,589,135)

Change in net assets from capital transactions	167,648,841

Change in net assets	167,284,240

Net Assets:
Beginning of period	–

End of period	$167,284,240

Accumulated undistributed net investment income at end of period	$994,565

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$100,000
Dividends reinvested	1,982
Cost of shares redeemed	–

Total Class A Shares	101,982

Class C Shares
Proceeds from shares issued	100,000
Dividends reinvested	1,659
Cost of shares redeemed	–

Total Class C Shares	101,659

Institutional Service Shares
Proceeds from shares issued	112,500
Dividends reinvested	2,235
Cost of shares redeemed	–

Total Institutional Service Shares	114,735

Institutional Class Shares
Proceeds from shares issued	178,922,523
Dividends reinvested	3,583,259
Cost of shares redeemed	(15,175,317)

Total Institutional Class Shares	167,330,465

Change in net assets from capital transactions	$167,648,841

(a)	For the period from November 3, 2015 (commencement of operations) through April 30, 2016.

13

Statement of Changes in Net Assets (Continued)

Nationwide Amundi Global High Yield Fund
Period Ended April 30, 2016 (a) (Unaudited)
SHARE TRANSACTIONS:
Class A Shares
Issued	10,000
Reinvested	206
Redeemed	–

Total Class A Shares	10,206

Class C Shares
Issued	10,000
Reinvested	173
Redeemed	–

Total Class C Shares	10,173

Institutional Service Shares
Issued	11,325
Reinvested	233
Redeemed	–

Total Institutional Service Shares	11,558

Institutional Class Shares
Issued	17,935,077
Reinvested	372,844
Redeemed	(1,610,894)

Total Institutional Class Shares	16,697,027

Total change in shares	16,728,964

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from November 3, 2015 (commencement of operations) through April 30, 2016.

The accompanying notes are an integral part of these financial statements.

14

Financial Highlights

Selected data for each share of capital outstanding throughout the period indicated

Nationwide Amundi Global High Yield Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Losses from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Period Ended April 30, 2016 (g) (Unaudited)	$10.00	0.25	(0.06)	0.19	(0.20)	(0.20)	$9.99	1.96%	$102,002	1.06%	5.31%	1.25%	36.16%

Class C Shares
Period Ended April 30, 2016 (g) (Unaudited)	$10.00	0.22	(0.07)	0.15	(0.16)	(0.16)	$9.99	1.62%	$101,626	1.81%	4.56%	2.00%	36.16%

Institutional Service Class Shares
Period Ended April 30, 2016 (g) (Unaudited)	$10.00	0.27	(0.07)	0.20	(0.21)	(0.21)	$9.99	2.09%	$115,512	0.80%	5.62%	0.99%	36.16%

Institutional Class Shares
Period Ended April 30, 2016 (g) (Unaudited)	$10.00	0.27	(0.06)	0.21	(0.21)	(0.21)	$10.00	2.21%	$166,965,100	0.70%	5.72%	0.84%	36.16%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for period less than one year.
(d)	Annualized for period less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from November 3, 2015 (commencement of operations) through April 30, 2016. Total return is calculated based on inception date of November 2, 2015 through April 30, 2016.

The accompanying notes are an integral part of these financial statements.

15

Fund Overview	Nationwide Amundi Strategic Income Fund

Asset Allocation†

Corporate Bonds	49.2%
Collateralized Mortgage Obligations	15.1%
Asset-Backed Securities	14.4%
Commercial Mortgage Backed Securities	10.7%
Bank Loans	7.5%
Short-Term Investment	0.6%
Other assets in excess of liabilities	2.5%
100.0%

Top Industries††

Hotels, Restaurants & Leisure	4.9%
Oil, Gas & Consumable Fuels	4.7%
Banks	4.3%
Metals & Mining	3.9%
Consumer Finance	3.5%
Diversified Telecommunication Services	3.2%
Food & Staples Retailing	2.6%
Road & Rail	2.4%
Health Care Providers & Services	2.2%
Commercial Services & Supplies	1.9%
Other Industries	66.4%
100.0%

Top Holdings††

Federal National Mortgage Association Connecticut Avenue Securities, 5.44%, 07/25/25	3.1%
Federal National Mortgage Association Connecticut Avenue Securities, 6.44%, 09/25/28	2.6%
Federal National Mortgage Association Connecticut Avenue Securities, 6.14%, 04/25/28	2.4%
Aircastle Ltd., 5.50%, 02/15/22	2.1%
American Homes 4 Rent, 2.79%, 06/17/31	2.0%
Invitation Homes Trust, 3.69%, 06/17/31	2.0%
Invitation Homes Trust, 4.94%, 12/17/31	2.0%
SWAY ResidentialTrust, 4.74%, 01/17/32	2.0%
MacDermid, Inc. 1st Lien Tranche B3 Term Loan, 5.50%, 06/07/20	2.0%
Communication Sales & Leasing, Inc. 1st Lien Tranche B Term Loan, 5.00%, 10/24/22	2.0%
Other Holdings	77.8%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

16

Shareholder Expense Example	Nationwide Amundi Strategic Income Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 3, 2015, commencement of operations) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 3, 2015, commencement of operations through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 3, 2015, commencement of operations through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Amundi Strategic Income Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	1,021.80	5.12	1.03
	Hypothetical	(b)(c)	1,000.00	1,019.74	5.17	1.03
Class C Shares	Actual	(a)	1,000.00	1,018.10	8.78	1.77
	Hypothetical	(b)(c)	1,000.00	1,016.06	8.87	1.77
Institutional Service Shares	Actual	(a)	1,000.00	1,023.00	3.88	0.78
	Hypothetical	(b)(c)	1,000.00	1,020.98	3.92	0.78
Institutional Class Shares	Actual	(a)	1,000.00	1,023.60	3.33	0.67
	Hypothetical	(b)(c)	1,000.00	1,021.53	3.37	0.67

(a)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 3, 2015 through April 30, 2016 to reflect the period from commencement of operations.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

17

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund

Asset-Backed Securities 14.4%

	Principal Amount	Market Value

Other 14.4%
American Homes 4 Rent, Series 2014-SFR1, Class D, 2.79%, 06/17/31 (a)(b)	$520,000	$506,284
American Residential Properties Trust, Series 2014-SFR1, Class E, 4.36%, 09/17/31 (a)(b)	500,000	484,589
Colony American Homes, Series 2014-2A, Class E, 3.64%, 07/17/31 (a)(b)	270,000	256,814
Invitation Homes Trust
Series 2014-SFR1, Class E, 3.69%, 06/17/31 (a)(b)	520,000	504,581
Series 2014-SFR1, Class F, 4.19%, 06/17/31 (a)(b)	250,000	239,089
Series 2014-SFR3, Class E, 4.94%, 12/17/31 (a)(b)	500,000	494,698
Series 2014-SFR3, Class F, 5.44%, 12/17/31 (a)(b)	225,000	222,204
Series 2015-SFR2, Class E, 3.59%, 06/17/32 (a)(b)	265,000	255,282
Progress Residential Trust, Series 2015-SFR1, Class F, 4.79%, 02/17/32 (a)(b)	255,000	244,158
SWAY ResidentialTrust, Series 2014-1, Class E, 4.74%, 01/17/32 (a)(b)	500,000	489,503

Total Asset-Backed Securities (cost $3,725,028)		3,697,202

Collateralized Mortgage Obligations 15.1%
Federal Home Mortgage Corp., Structured Agency Credit Risk Debt Notes, Series 2016-HQA1, Class M3, 6.79%, 09/25/28 (a)	270,000	292,266
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 2M2, 3.34%, 07/25/24 (a)	400,000	375,672
Series 2014-C03, Class 1M2, 3.44%, 07/25/24 (a)	400,000	378,687
Series 2015-C02, Class 1M2, 4.44%, 05/25/25 (a)	270,000	268,148
Series 2015-C03, Class 1M2, 5.44%, 07/25/25 (a)	750,000	771,664
Series 2015-C04, Class 1M2, 6.14%, 04/25/28 (a)	560,000	586,960
Series 2016-C02, Class 1M2, 6.44%, 09/25/28 (a)	595,000	636,137
Series 2016-C03, Class 2M2, 6.34%, 10/25/28 (a)	190,000	199,584
Series 2016-C03, Class 1M2, 5.74%, 10/25/28 (a)	190,000	196,160

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value

Federal National Mortgage Association REMICS
Series 2004-31, Class SG, IO, 6.66%, 08/25/33 (a)	$432,442	$27,550
Series 2009-31, Class PI, IO, 5.00%, 11/25/38	385,535	58,134
Government National Mortgage Association
Series 2011-167, Class IO, IO, 5.00%, 12/16/20	668,882	29,936
Series 2011-135, Class QI, IO, 4.50%, 06/16/41	245,457	42,812

Total Collateralized Mortgage Obligations (cost $3,702,572)		3,863,710

Commercial Mortgage Backed Securities 10.7%
Citigroup Commercial Mortgage Trust, Series 16-GC37, Class D 2.79%, 04/10/49	375,000	236,771
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D 3.74%, 11/15/48 (a)	250,000	195,542
GS Mortgage Securities Trust, Series 2015-GS1, Class D 3.27%, 11/10/48	335,042	254,851
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class D 4.82%, 08/15/47 (a)(b)	300,000	245,051
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D 4.92%, 06/15/47 (a)(b)	275,000	233,719
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class D, 3.77%, 02/15/48 (b)	300,000	212,510
Series 2015-C28, Class D, 4.27%, 05/15/48 (a)	550,000	398,227
Series 2015-C29, Class D, 4.37%, 06/15/48 (a)	300,000	225,030
Series 2015-LC20, Class D, 4.51%, 04/15/50 (a)(b)	440,000	328,435
Series 2015-NXS1, Class D, 4.24%, 05/15/48 (a)	295,000	226,038
Series 2016-C33, Class D, 3.12%, 03/15/59 (b)	100,000	65,833
Series 2016-NXS5, Class D, 5.05%, 01/15/59 (a)	125,000	107,782

Total Commercial Mortgage Backed Securities (cost $2,649,388)		2,729,789

18

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds 49.2%

	Principal Amount		Market Value

Aerospace & Defense 0.8%
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19		$250,000	$197,500

Airlines 1.4%
Air Canada, 7.75%, 04/15/21 (b)		250,000	259,375
Air Canada Pass Through Trust, Series 2013-1, Class B, 5.38%, 05/15/21 (b)		88,867	88,671

			348,046

Automobiles 1.7%
General Motors Financial Co., Inc.
4.30%, 07/13/25		250,000	257,626
5.25%, 03/01/26		155,000	170,037

			427,663

Banks 4.1%
BPCE SA, 4.88%, 04/01/26 (b)		200,000	201,496
Citigroup, Inc., Series R, 6.13%, 11/15/20 (c)		375,000	381,094
Intesa Sanpaolo SpA, 5.71%, 01/15/26 (b)		200,000	194,359
Royal Bank of Scotland Group PLC, 4.80%, 04/05/26		280,000	285,303

			1,062,252

Beverages 1.0%
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46		225,000	255,163

Commercial Services & Supplies 1.9%
GFL Environmental, Inc., 9.88%, 02/01/21 (b)		340,000	358,700
La Financiere Atalian SAS, 7.25%, 01/15/20 (b)	EUR	100,000	122,452

			481,152

Communications Equipment 0.6%
Avaya, Inc., 7.00%, 04/01/19 (b)		$250,000	159,375

Consumer Finance 3.4%
Aircastle Ltd., 5.50%, 02/15/22		500,000	531,875
Ally Financial, Inc.
3.25%, 11/05/18		250,000	249,375
5.75%, 11/20/25		85,000	86,062

			867,312

Corporate Bonds (continued)

	Principal Amount		Market Value

Distributors 1.4%
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 06/15/23 (b)		$250,000	$233,125
LKQ Italia Bondco SpA, 3.88%, 04/01/24 (b)	EUR	100,000	119,228

			352,353

Diversified Telecommunication Services 3.1%
Altice US Finance I Corp., 5.50%, 05/15/26 (b)		$200,000	202,000
EarthLink Holdings Corp., 8.88%, 05/15/19		368,000	375,820
Frontier Communications Corp., 7.13%, 01/15/23		250,000	221,250

			799,070

Energy Equipment & Services 1.1%
Schlumberger Holdings Corp.
3.63%, 12/21/22 (b)		170,000	177,110
4.00%, 12/21/25 (b)		100,000	106,811

			283,921

Food & Staples Retailing 2.5%
BI-LO LLC/ BI-LO Finance Corp., 9.25%, 02/15/19 (b)		250,000	241,875
Pomegranate Merger Sub, Inc., 9.75%, 05/01/23 (b)		410,000	403,850

			645,725

Food Products 0.9%
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 06/15/25 (b)		250,000	230,000

Gas Utilities 0.9%
Williams Partners LP, 3.60%, 03/15/22		250,000	225,704

Health Care Providers & Services 2.1%
Centene Escrow Corp., 6.13%, 02/15/24 (b)		225,000	237,375
Quorum Health Corp., 11.63%, 04/15/23 (b)		100,000	98,000
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23 (b)		205,000	213,200

			548,575

Hotels, Restaurants & Leisure 4.8%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.00%, 10/01/20		375,000	368,437
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21		250,000	260,625

19

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value

Hotels, Restaurants & Leisure (continued)
Pinnacle Entertainment, Inc., 5.63%, 05/01/24 (b)		$230,000	$229,713
TVL Finance PLC, 8.50%, 05/15/23 (b)	GBP	250,000	365,287

			1,224,062

Insurance 1.4%
CNO Financial Group, Inc., 5.25%, 05/30/25		$360,000	370,577

Marine 1.2%
Teekay Corp., 8.50%, 01/15/20 (b)		415,000	316,438

Media 1.8%
Intelsat Luxembourg SA, 6.75%, 06/01/18		250,000	193,125
Numericable-SFR SA, 7.38%, 05/01/26 (b)		255,000	258,825

			451,950

Metals & Mining 3.8%
Aleris International, Inc., 9.50%, 04/01/21 (b)		220,000	229,900
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC
7.13%, 05/01/18 (b)		350,000	359,625
6.50%, 05/15/21 (b)		105,000	107,100
Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		300,000	276,375

			973,000

Oil, Gas & Consumable Fuels 4.6%
Devon Energy Corp., 5.85%, 12/15/25		165,000	173,277
Marathon Petroleum Corp., 3.40%, 12/15/20		185,000	186,298
PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23 (b)		165,000	160,875
Petroleos Mexicanos, 5.50%, 02/04/19 (b)		155,000	162,052
Sunoco LP/Sunoco Finance Corp.
6.25%, 04/15/21 (b)		170,000	172,125
6.38%, 04/01/23 (b)		105,000	106,575
YPF SA
8.88%, 12/19/18 (b)		150,000	161,018
8.50%, 03/23/21 (b)		50,000	52,250

			1,174,470

Pharmaceuticals 1.0%
Alphabet Holding Co., Inc., 7.75%, 11/01/17 (d)		250,000	253,000

Corporate Bonds (continued)

	Principal Amount	Market Value

Real Estate Investment Trusts (REITs) 0.8%
ESH Hospitality, Inc., 5.25%, 05/01/25 (b)	$200,000	$197,250

Road & Rail 2.3%
United Rentals North America, Inc., 5.50%, 07/15/25	200,000	198,893
XPO Logistics, Inc., 7.88%, 09/01/19 (b)	380,000	397,575

		596,468

Wireless Telecommunication Services 0.6%
Sprint Corp., 7.63%, 02/15/25	205,000	154,519

Total Corporate Bonds (cost $12,553,702)		12,595,545

Bank Loans 7.5%
Chemicals 1.9%
MacDermid, Inc., 1st Lien Tranche B3 Term Loan, 5.50%, 06/07/20	497,500	488,440

Commercial Services & Supplies 0.5%
Prime Security Services Borrower LLC, Tranche B Term Loan, 0.00%, 04/07/22	125,000	125,469

Hotels, Restaurants & Leisure 0.6%
Pinnacle Entertainment, Inc., Tranche B Term Loan, 0.00%, 03/30/23	160,000	160,301

Information Technology Services 1.2%
First Data Corp., 1st Lien Tranche B Term Loan, 4.19%, 07/08/22	300,000	300,075

Machinery 0.4%
Manitowoc Foodservice, Inc., Tranche B Term Loan, 5.75%, 03/03/23	113,231	114,434

Real Estate Investment Trusts (REITs) 1.9%
Communication Sales & Leasing, Inc., 1st Lien Tranche B Term Loan, 5.00%, 10/24/22	497,494	487,698

Wireless Telecommunication Services 1.0%
T-Mobile USA, Inc., 1st Lien Tranche B Term Loan, 3.50%, 11/09/22	249,375	250,779

Total Bank Loan (cost $1,901,380)		1,927,196

20

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Short-Term Investment 0.6%

	Principal Amount	Market Value

US Treasuries 0.6%
U.S. Treasury Bill, 0.00%, 08/25/16 (e)	$160,000	$159,872

Total Short-Term Investment (cost $159,770)		159,872

Total Investments (cost $24,691,840) (f) — 97.5%		24,973,314
Other assets in excess of liabilities — 2.5%		629,203

NET ASSETS — 100.0%		$25,602,517

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2016. The maturity date represents the actual maturity date.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2016 was $11,706,360 which represents 45.72% of net assets.

(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2016. The maturity date reflects the next call date.
(d)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.

(e)	Security or a portion of the security was used to cover the margin requirement for futures contracts.

(f)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

IO	Interest Only

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company

SAS	Joint Stock Company

SpA	Limited Share Company

Currency:

EUR	Euro

GBP	Great British Pound

At April 30, 2016, the Fund’s open swap contracts were as follows:

Centrally cleared credit default swaps on credit indices — buy protection1

Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of April 30, 2016[3]	Termination Date	Upfront Premium Received/(Paid)[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index Series 26	5.00%	$2,500,000	4.345%	06/20/21	$(81,476)	$(3,377)
Markit CDX North America Investment Grade Index Series 26	1.00	3,000,000	0.780	06/20/21	(23,778)	(11,932)

					$(105,254)	$(15,309)

CDX Credit Default Swap Index

1	The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

21

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

At April 30, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro	Bank of America NA	05/18/16	(100,000)	$(114,076)	$(114,555)	$(479)
Euro	Bank of America NA	05/18/16	(100,000)	(112,755)	(114,555)	(1,800)

Total Short Contracts				$(226,831)	$(229,110)	$(2,279)

At April 30, 2016, the Fund’s open futures contracts were as follows (Note 2):

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
12	U.S. Treasury 10 Year Note	06/30/16	$1,450,969	$142
1	U.S. Treasury Long Bond	06/21/16	163,312	(314)

			$1,614,281	$(172)

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(26)	10 Year USD Deliverable Interest Rate Swap Futures	06/13/16	$2,722,688	$(14,332)
(27)	5 Year USD Deliverable Interest Rate Swap Futures	06/13/16	2,793,234	(7,290)
(12)	U.S. Treasury 10 Year Note	06/21/16	1,560,750	(3,914)

			$7,076,672	$(25,536)

The accompanying notes are an integral part of these financial statements.

22

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund
Assets:
Investments, at value (cost $24,691,840)	$24,973,314
Cash	873,132
Cash pledged for centrally cleared credit default swaps	125,424
Foreign currencies, at value (cost $4,588)	4,646
Interest receivable	226,341
Receivable for investments sold	1,199,030
Reclaims receivable	489
Receivable for variation margin on centrally cleared credit default swap contracts	8,499
Receivable from advisor	21,308
Prepaid offering costs	27,800
Prepaid expenses	34,067

Total Assets	27,494,050

Liabilities:
Payable for investments purchased	1,825,877
Payable for variation margin on futures contracts	2,532
Unrealized depreciation on forward foreign currency contracts (Note 2)	2,279
Accrued expenses and other payables:
Fund administration fees	19,254
Distribution fees	123
Administrative servicing fees	13,273
Trustee fees	8
Custodian fees	88
Professional fees	20,878
Printing fees	5,981
Other	1,240

Total Liabilities	1,891,533

Net Assets	$25,602,517

Represented by:
Capital	$25,496,403
Accumulated undistributed net investment income	54,758
Accumulated net realized losses from investments, futures, forward and foreign currency, and swap transactions	(186,948)
Net unrealized appreciation/(depreciation) from investments	281,474
Net unrealized appreciation/(depreciation) from futures contracts (Note 2)	(25,708)
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(2,279)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	126
Net unrealized appreciation/(depreciation) from swap contracts (Note 2)	(15,309)

Net Assets	$25,602,517

23

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund
Net Assets:
Class A Shares	$102,138
Class C Shares	126,274
Institutional Service Shares	25,271,787
Institutional Class Shares	102,318

Total	$25,602,517

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	10,177
Class C Shares	12,582
Institutional Service Shares	2,518,127
Institutional Class Shares	10,195

Total	2,551,081

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.04
Class C Shares (b)	$10.04
Institutional Service Shares	$10.04
Institutional Class Shares	$10.04
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.27

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

24

Statement of Operations

For the Period Ended April 30, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (a)
INVESTMENT INCOME:
Interest income	$610,523

Total Income	610,523

EXPENSES:
Offering costs	22,048
Investment advisory fees	67,719
Fund administration fees	35,028
Distribution fees Class A	121
Distribution fees Class C	556
Administrative servicing fees Class A	53
Administrative servicing fees Class C	55
Administrative servicing fees Institutional Service	13,167
Registration and filing fees	32,358
Professional fees	31,850
Printing fees	6,269
Trustee fees	385
Custodian fees	443
Accounting and transfer agent fees	8,325
Compliance program costs (Note 3)	54
Other	4,199

Total expenses before expenses reimbursed	222,630

Expenses reimbursed by adviser (Note 3)	(127,721)
Net Expenses	94,909

NET INVESTMENT INCOME	515,614

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	114,622
Net realized losses from futures transactions (Note 2)	(298,922)
Net realized losses from forward and foreign currency transactions (Note 2)	(17,015)
Net realized gains from swap transactions (Note 2)	14,367

Net realized losses from investments, futures, forward and foreign currency, and swap transactions	(186,948)

Net change in unrealized appreciation/(depreciation) from investments	281,474
Net change in unrealized appreciation/(depreciation) from futures contracts (Note 2)	(25,708)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(2,279)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	126
Net change in unrealized appreciation/(depreciation) from swap contracts (Note 2)	(15,309)

Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, translation of assets and liabilities denominated in foreign currencies, and swap contracts	238,304

Net realized/unrealized gains from investments, futures, forward and foreign currency transactions, translation of assets and liabilities denominated in foreign currencies, and swap contracts	51,356

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$566,970

(a)	For the period from November 3, 2015 (commencement of operations) through April 30, 2016.

The accompanying notes are an integral part of these financial statements.

25

Statement of Changes in Net Assets

Nationwide Amundi Strategic Income Fund
Period Ended April 30, 2016 (a) (Unaudited)
Operations:
Net investment income	$515,614
Net realized losses from investments, futures, forward and foreign currency, and swap transactions	(186,948)
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, forward foreign currency contracts, translation of assets and liabilities denominated in foreign currencies, and swap contracts	238,304

Change in net assets resulting from operations	566,970

Distributions to Shareholders From:
Net investment income:
Class A	(1,722)
Class C	(1,621)
Institutional Service	(455,615)
Institutional Class	(1,898)

Change in net assets from shareholder distributions	(460,856)

Change in net assets from capital transactions	25,496,403

Change in net assets	25,602,517

Net Assets:
Beginning of period	–

End of period	$25,602,517

Accumulated undistributed net investment income at end of period	$54,758

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$100,000
Dividends reinvested	1,722
Cost of shares redeemed	–

Total Class A Shares	101,722

Class C Shares
Proceeds from shares issued	123,805
Dividends reinvested	1,621
Cost of shares redeemed	(258)

Total Class C Shares	125,168

Institutional Service Shares
Proceeds from shares issued	24,712,000
Dividends reinvested	455,615
Cost of shares redeemed	–

Total Institutional Service Shares	25,167,615

(a)	For the period from November 3, 2015 (commencement of operations) through April 30, 2016.

26

Statement of Changes in Net Assets (Continued)

Nationwide Amundi Strategic Income Fund
Period Ended April 30, 2016 (a) (Unaudited)
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$100,000
Dividends reinvested	1,898
Cost of shares redeemed	–

Total Institutional Class Shares	101,898

Change in net assets from capital transactions	$25,496,403

SHARE TRANSACTIONS:
Class A Shares
Issued	10,000
Reinvested	177
Redeemed	–

Total Class A Shares	10,177

Class C Shares
Issued	12,442
Reinvested	167
Redeemed	(27)

Total Class C Shares	12,582

Institutional Service Shares
Issued	2,471,255
Reinvested	46,872
Redeemed	–

Total Institutional Service Shares	2,518,127

Institutional Class Shares
Issued	10,000
Reinvested	195
Redeemed	–

Total Institutional Class Shares	10,195

Total change in shares	2,551,081

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from November 3, 2015 (commencement of operations) through April 30, 2016.

The accompanying notes are an integral part of these financial statements.

27

Financial Highlights

Selected data for each share of capital outstanding throughout the period indicated

Nationwide Amundi Strategic Income Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Period Ended April 30, 2016 (g) (Unaudited)	$10.00	0.19	0.02	0.21	(0.17)	(0.17)	$10.04	2.18%	$102,138	1.03%	4.02%	2.09%	102.81%

Class C Shares
Period Ended April 30, 2016 (g) (Unaudited)	$10.00	0.16	0.02	0.18	(0.14)	(0.14)	$10.04	1.81%	$126,274	1.77%	3.35%	2.84%	102.81%

Institutional Service Class Shares
Period Ended April 30, 2016 (g) (Unaudited)	$10.00	0.20	0.02	0.22	(0.18)	(0.18)	$10.04	2.30%	$25,271,787	0.78%	4.27%	1.84%	102.81%

Institutional Class Shares
Period Ended April 30, 2016 (g) (Unaudited)	$10.00	0.21	0.02	0.23	(0.19)	(0.19)	$10.04	2.36%	$102,318	0.67%	4.38%	1.73%	102.81%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for period less than one year.
(d)	Annualized for period less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from November 3, 2015 (commencement of operations) through April 30, 2016. Total return is calculated based on inception date of November 2, 2015 through April 30, 2016.

The accompanying notes are an integral part of these financial statements.

28

Fund Overview	Nationwide Bailard Emerging Markets Equity Fund

Asset Allocation†

Common Stocks	94.4%
Exchange Traded Funds	4.3%
Repurchase Agreements	2.7%
Mutual Fund	0.2%
Liabilities in excess of other assets	(1.6)%
100.0%

Top Holdings††

OTP Bank PLC	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.2%
Gazprom PAO, ADR	3.1%
Bancolombia SA, ADR	2.6%
iShares MSCI South Africa ETF	2.4%
Turkiye Garanti Bankasi AS	2.4%
Lukoil PJSC, ADR	2.4%
Samsung Electronics Co., Ltd.	2.3%
KT&G Corp.	2.3%
China Mobile Ltd.	2.2%
Other Holdings*	73.4%
100.0%

Top Industries††

Banks	21.4%
Oil, Gas & Consumable Fuels	11.9%
Wireless Telecommunication Services	5.2%
Semiconductors & Semiconductor Equipment	4.2%
Technology Hardware, Storage & Peripherals	3.7%
Metals & Mining	3.4%
Internet Software & Services	3.1%
Chemicals	3.1%
Capital Markets	2.9%
Electronic Equipment, Instruments & Components	2.8%
Other Industries*	38.3%
100.0%

Top Countries††

South Korea	12.8%
China	11.5%
South Africa	10.7%
Russia	9.4%
Taiwan	9.1%
Turkey	8.3%
Hungary	7.2%
Hong Kong	4.9%
India	4.6%
United States	4.5%
Other Countries*	17.0%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

29

Shareholder Expense Example	Nationwide Bailard Emerging Markets Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bailard Emerging Markets Equity Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	992.20	6.79	1.37
	Hypothetical	(a)(b)	1,000.00	1,018.05	6.87	1.37
Class C Shares	Actual	(a)	1,000.00	988.00	10.08	2.04
	Hypothetical	(a)(b)	1,000.00	1,014.72	10.22	2.04
Class M Shares	Actual	(a)	1,000.00	993.00	5.45	1.10
	Hypothetical	(a)(b)	1,000.00	1,019.39	5.52	1.10
Institutional Service Class Shares	Actual	(a)	1,000.00	992.70	5.45	1.10
	Hypothetical	(a)(b)	1,000.00	1,019.39	5.52	1.10
Institutional Class Shares	Actual	(a)	1,000.00	991.90	5.45	1.10
	Hypothetical	(a)(b)	1,000.00	1,019.39	5.52	1.10

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

30

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks 94.4%

	Shares	Market Value

ARGENTINA 1.2%
Banks 0.6%
Banco Macro SA, ADR	11,000	$688,930

Oil, Gas & Consumable Fuels 0.6%
YPF SA, ADR	35,000	705,250

		1,394,180

CHINA 11.7%
Automobiles 0.6%
Dongfeng Motor Group Co. Ltd., H Shares	600,000	655,673

Banks 2.7%
China Construction Bank Corp., H Shares	1,500,000	952,691
China Merchants Bank Co., Ltd., H Shares	250,000	547,657
Industrial & Commercial Bank of China Ltd., H Shares	3,000,000	1,606,202

		3,106,550

Capital Markets 0.5%
Haitong Securities Co. Ltd., H shares	350,000	578,417

Food Products 0.6%
Biostime International Holdings Ltd. (a)	250,000	694,453

Insurance 0.5%
People’s Insurance Co. Group of China Ltd., (The) H shares	1,500,000	603,248

Internet Software & Services 3.1%
Baidu, Inc., ADR*	8,000	1,554,400
NetEase, Inc., ADR-CN	15,000	2,110,500

		3,664,900

Oil, Gas & Consumable Fuels 0.6%
China Petroleum & Chemical Corp., H Shares	1,000,000	704,685

Real Estate Management & Development 1.2%
Country Garden Holdings Co.	2,000,000	789,143
Guangzhou R&F Properties Co., Ltd., H Shares	400,000	557,808

		1,346,951

Textiles, Apparel & Luxury Goods 1.2%
Anta Sports Products Ltd.	300,000	764,168
XTEP International Holdings Ltd.	1,000,000	589,857

		1,354,025

Transportation Infrastructure 0.7%
Zhejiang Expressway Co., Ltd., H Shares	750,000	765,302

		13,474,204

COLOMBIA 4.4%
Banks 2.7%
Bancolombia SA, ADR	80,000	3,095,200

Oil, Gas & Consumable Fuels 1.7%
Ecopetrol SA, ADR	200,000	1,988,000

		5,083,200

Common Stocks (continued)

	Shares	Market Value

EGYPT 2.2%
Banks 2.2%
Commercial International Bank Egypt SAE, GDR REG	687,499	$2,567,615

HONG KONG 5.0%
Electrical Equipment 0.6%
China High Speed Transmission Equipment Group Co., Ltd.	900,000	697,488

Independent Power and Renewable Electricity Producers 0.4%
China Resources Power Holdings Co., Ltd.	250,000	421,062

Paper & Forest Products 0.7%
Lee & Man Paper Manufacturing Ltd.	1,250,000	819,280

Real Estate Management & Development 1.1%
China Overseas Land & Investment Ltd.	400,000	1,269,707

Wireless Telecommunication Services 2.2%
China Mobile Ltd.	225,000	2,583,174

		5,790,711

HUNGARY 7.4%
Banks 3.8%
OTP Bank PLC	165,000	4,372,019

Oil, Gas & Consumable Fuels 1.6%
MOL Hungarian Oil & Gas PLC	30,000	1,833,031

Pharmaceuticals 2.0%
Richter Gedeon Nyrt	115,000	2,284,542

		8,489,592

INDIA 4.6%
Automobiles 1.3%
Bajaj Auto Ltd.	40,000	1,500,006

Chemicals 1.1%
UPL Ltd.	150,000	1,213,462

Information Technology Services 1.8%
HCL Technologies Ltd.	45,000	508,018
Infosys Ltd., ADR	90,000	1,692,000

		2,200,018

Oil, Gas & Consumable Fuels 0.4%
Coal India Ltd.	100,000	433,844

		5,347,330

MALAYSIA 2.4%
Airlines 0.5%
AirAsia Bhd	1,100,000	533,973

Banks 0.8%
Public Bank Bhd	180,000	861,019

Electric Utilities 0.4%
Tenaga Nasional Bhd	140,000	514,286

Health Care Equipment & Supplies 0.4%
Top Glove Corp. Bhd	350,000	444,084

31

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

MALAYSIA (continued)
Wireless Telecommunication Services 0.3%
Axiata Group Bhd.	250,000	$361,103

		2,714,465

NETHERLANDS 1.0%
Household Durables 1.0%
Steinhoff International Holdings NV	180,000	1,125,996

PAKISTAN 3.4%
Banks 1.1%
Habib Bank Ltd.	198,700	357,629
United Bank Ltd.	550,000	859,932

		1,217,561

Chemicals 1.2%
Engro Corp., Ltd.	500,000	1,490,795

Construction Materials 0.7%
Lucky Cement Ltd.	150,000	787,454

Oil, Gas & Consumable Fuels 0.4%
Pakistan Oilfields Ltd.	150,000	456,458

		3,952,268

RUSSIA 9.6%
Banks 2.1%
Sberbank of Russia PJSC, ADR	300,000	2,406,000

Metals & Mining 1.2%
Severstal PAO, GDR Reg. S	120,000	1,397,553

Oil, Gas & Consumable Fuels 5.6%
Gazprom PAO, ADR	700,000	3,636,590
Lukoil PJSC, ADR	65,000	2,764,114

		6,400,704

Wireless Telecommunication Services 0.7%
Mobile TeleSystems PJSC, ADR	90,000	833,400

		11,037,657

SOUTH AFRICA 10.9%
Banks 1.4%
Capitec Bank Holdings Ltd.	40,000	1,659,747

Diversified Financial Services 0.7%
FirstRand Ltd.	250,000	803,528

Electronic Equipment, Instruments & Components 0.3%
DataTec Ltd.	101,761	321,326

Food Products 1.0%
AVI Ltd.	187,000	1,159,682

Industrial Conglomerates 0.7%
Bidvest Group Ltd. (The)	30,000	762,194

Media 0.7%
Naspers Ltd., Class N	6,000	825,669

Metals & Mining 1.3%
AngloGold Ashanti Ltd., ADR*	35,000	575,750

Common Stocks (continued)

	Shares	Market Value

SOUTH AFRICA (continued)
Metals & Mining (continued)
Gold Fields Ltd., ADR	200,000	$940,000

		1,515,750

Paper & Forest Products 0.5%
Mondi Ltd.	32,000	616,121

Real Estate Investment Trusts (REITs) 1.4%
Redefine Properties Ltd.	1,850,000	1,596,903

Specialty Retail 1.4%
Super Group Ltd./South Africa*	550,000	1,590,281

Wireless Telecommunication Services 1.5%
MTN Group Ltd.	75,000	785,138
Vodacom Group Ltd.	80,000	930,156

		1,715,294

		12,566,495

SOUTH KOREA 12.8%
Banks 0.6%
Woori Bank	70,000	643,163

Chemicals 0.8%
Lotte Chemical Corp.	3,500	892,743

Construction & Engineering 1.4%
Hyundai Engineering & Construction Co., Ltd.	45,000	1,576,416

Electric Utilities 1.3%
Korea Electric Power Corp.	28,000	1,520,925

Electronic Equipment, Instruments & Components 0.5%
Partron Co., Ltd.	60,000	584,250

Hotels, Restaurants & Leisure 1.0%
Kangwon Land, Inc.	30,000	1,121,453

Industrial Conglomerates 1.0%
Hanwha Corp.	35,000	1,154,593

Oil, Gas & Consumable Fuels 1.2%
SK Innovation Co. Ltd.	10,200	1,377,585

Semiconductors & Semiconductor Equipment 0.5%
Dongbu HiTek Co. Ltd.*	35,000	594,196

Technology Hardware, Storage & Peripherals 2.3%
Samsung Electronics Co., Ltd.	2,500	2,724,580

Tobacco 2.2%
KT&G Corp.	25,000	2,693,379

		14,883,283

TAIWAN 9.3%
Diversified Telecommunication Services 0.6%
Chunghwa Telecom Co., Ltd.	200,000	675,248

Electronic Equipment, Instruments & Components 2.1%
Hon Hai Precision Industry Co., Ltd.	1,000,000	2,382,065

Food Products 0.5%
Uni-President Enterprises Corp.	350,000	630,067

32

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

TAIWAN (continued)
Real Estate Management & Development 0.5%
Highwealth Construction Corp.	400,000	$599,596

Semiconductors & Semiconductor Equipment 3.8%
Powertech Technology, Inc.	270,000	544,915
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	160,000	3,774,399

		4,319,314

Technology Hardware, Storage & Peripherals 1.3%
Micro-Star International Co. Ltd.	400,000	636,646
Pegatron Corp.	400,000	842,666

		1,479,312

Textiles, Apparel & Luxury Goods 0.5%
Pou Chen Corp.	500,000	628,542

		10,714,144

TURKEY 8.5%
Airlines 0.7%
Turk Hava Yollari*	350,000	862,567

Banks 4.1%
Turkiye Garanti Bankasi AS	900,000	2,770,397
Turkiye Halk Bankasi A/S	300,000	1,152,114
Turkiye Vakiflar Bankasi TAO, Class D	450,000	794,214

		4,716,725

Construction & Engineering 0.6%
Tekfen Holding AS	350,000	747,747

Household Durables 0.9%
Arcelik AS	150,000	1,007,060

Metals & Mining 0.9%
Eregli Demir ve Celik Fabrikalari TAS	600,000	1,000,843

Transportation Infrastructure 0.5%
TAV Havalimanlari Holding AS	100,000	582,755

Wireless Telecommunication Services 0.8%
Turkcell Iletisim Hizmetleri AS*	200,000	865,483

		9,783,180

Total Common Stocks (cost $107,032,896)		108,924,320

Exchange Traded Funds 4.3%
UNITED STATES 4.3%
iShares MSCI South Africa ETF (a)	50,000	2,780,000
VanEck Vectors Russia ETF	125,000	2,217,500

Total Exchange Traded Funds (cost $4,604,039)		4,997,500

	Mutual Fund 0.2%

	Shares	Market Value

Money Market Fund 0.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37% (b)(c)	265,547	$265,547

Total Mutual Fund (cost $265,547)		265,547

	Repurchase Agreements 2.7%

	Principal Amount

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $1,081,517, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $1,103,121. (c)(d)	$1,081,491	1,081,491
Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $2,015,132, collateralized by U.S. Treasury Notes, ranging from 1.50% - 2.63%, maturing 05/31/20 - 12/31/22; total market value $2,055,389. (c)(d)	2,015,087	2,015,087

Total Repurchase Agreements (cost $3,096,578)		3,096,578

Total Investments (cost $114,999,060) (e) — 101.6%		117,283,945

Liabilities in excess of other assets — (1.6)%		(1,890,564)

NET ASSETS — 100.0%		$115,393,381

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $3,274,798.

(b)	Represents 7-day effective yield as of April 30, 2016.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2016 was $3,362,125.

(d)	Please refer to Note 2(g) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

33

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

A/S	Minimum Capital Public Traded Company

AS	Stock Corporation

Bhd	Private Limited Company

CN	China

ETF	Exchange Traded Fund

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

PAO	Public Stock Company

PJSC	Public Joint Stock Company

PLC	Public Limited Company

REG	Registered Shares

Reg.	S Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

SA	Stock Company

TAS	Joint Stock Company

The accompanying notes are an integral part of these financial statements.

34

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund
Assets:
Investments, at value* (cost $111,902,482)	$114,187,367
Repurchase agreements, at value (cost $3,096,578)	3,096,578

Total Investments, at value (total cost $114,999,060)	117,283,945

Cash	2,640,817
Dividends receivable	45,937
Security lending income receivable	5,470
Receivable for investments sold	1,381,702
Receivable for capital shares issued	3,000
Prepaid expenses	51,131

Total Assets	121,412,002

Liabilities:
Payable for investments purchased	1,417,706
Payable for capital shares redeemed	1,117,845
Foreign currency overdraft payable (cost $1,050)	1,050
Payable upon return of securities loaned (Note 2)	3,362,125
Payable for capital gain country tax	4,403
Accrued expenses and other payables:
Investment advisory fees	77,777
Fund administration fees	9,051
Distribution fees	28
Administrative servicing fees	17
Accounting and transfer agent fees	1,787
Trustee fees	133
Deferred capital gain country tax	4,811
Compliance program costs (Note 3)	38
Professional fees	17,253
Printing fees	4,597

Total Liabilities	6,018,621

Net Assets	$115,393,381

Represented by:
Capital	$142,231,776
Accumulated undistributed net investment income	201,465
Accumulated net realized losses from investments, forward and foreign currency transactions	(29,320,116)
Net unrealized appreciation/(depreciation) from investments†	2,280,074
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	182

Net Assets	$115,393,381

*	Includes value of securities on loan of $3,274,798 (Note 2).
†	Net of $4,811 of deferred capital gain country tax.

35

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund
Net Assets:
Class A Shares	$40,626
Class C Shares	23,850
Class M Shares	27,217,853
Institutional Service Class Shares	58,136
Institutional Class Shares	88,052,916

Total	$115,393,381

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	4,844
Class C Shares	2,853
Class M Shares	3,268,288
Institutional Service Class Shares	7,002
Institutional Class Shares	10,488,789

Total	13,771,776

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$8.39
Class C Shares (b)	$8.36
Class M Shares	$8.33
Institutional Service Class Shares	$8.30
Institutional Class Shares	$8.39
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$8.90

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

36

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund
INVESTMENT INCOME:
Dividend income	$1,274,908
Income from securities lending (Note 2)	11,058
Interest income	4,687
Foreign tax withholding	(162,098)

Total Income	1,128,555

EXPENSES:
Investment advisory fees	539,085
Fund administration fees	53,655
Distribution fees Class A	48
Distribution fees Class C	81
Administrative servicing fees Class A	3
Registration and filing fees	28,853
Professional fees	19,734
Printing fees	4,391
Trustee fees	1,675
Custodian fees	6,825
Accounting and transfer agent fees	9,562
Compliance program costs (Note 3)	248
Other	7,414

Total expenses before expenses reimbursed	671,574

Expenses reimbursed by adviser (Note 3)	(78,859)

Net Expenses	592,715

NET INVESTMENT INCOME	535,840

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions†	(10,579,828)
Net realized losses from forward and foreign currency transactions (Note 2)	(184,000)

Net realized losses from investments, forward and foreign currency transactions	(10,763,828)

Net change in unrealized appreciation/(depreciation) from investments ††	9,693,495
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	6,155

Net change in unrealized appreciation/(depreciation) from investments, and translation of assets and liabilities denominated in foreign currencies	9,699,650

Net realized/unrealized losses from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(1,064,178)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(528,338)

†	Net of capital gain country taxes of $4,222.
††	Net of decrease in deferred capital gain country tax accrual on unrealized appreciation of $15,547.

The accompanying notes are an integral part of these financial statements.

37

Statements of Changes in Net Assets

	Nationwide Bailard Emerging Markets Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$535,840	$1,720,816
Net realized losses from investments, forward and foreign currency transactions	(10,763,828)	(18,456,668)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	9,699,650	(9,030,867)

Change in net assets resulting from operations	(528,338)	(25,766,719)

Distributions to Shareholders From:
Net investment income:
Class A	(368)	(547)
Class C	(104)	(69)
Class M	(246,283)	(616,415)
Institutional Service Class	(225)	(619)
Institutional Class	(770,529)	(492,813)

Change in net assets from shareholder distributions	(1,017,509)	(1,110,463)

Change in net assets from capital transactions	5,134,645	103,784,047

Change in net assets	3,588,798	76,906,865

Net Assets:
Beginning of period	111,804,583	34,897,718

End of period	$115,393,381	$111,804,583

Accumulated undistributed net investment income at end of period	$201,465	$683,134

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$3,848	$69,538
Dividends reinvested	368	547
Cost of shares redeemed	(8,174)	(34,504)

Total Class A Shares	(3,958)	35,581

Class C Shares
Proceeds from shares issued	7,500	7,496
Dividends reinvested	104	69
Cost of shares redeemed	—	—

Total Class C Shares	7,604	7,565

Class M Shares
Proceeds from shares issued	1,913,520	23,188,640
Dividends reinvested	174,207	609,559
Cost of shares redeemed	(1,982,933)	(23,179,185)

Total Class M Shares	104,794	619,014

Institutional Service Class Shares
Proceeds from shares issued	34,144	21,987
Dividends reinvested	225	619
Cost of shares redeemed	(121)	(14,046)

Total Institutional Service Class Shares	34,248	8,560

38

Statements of Changes in Net Assets (Continued)

	Nationwide Bailard Emerging Markets Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$8,162,806	$102,620,514
Dividends reinvested	770,529	492,813
Cost of shares redeemed	(3,941,378)	–

Total Institutional Class Shares	4,991,957	103,113,327

Change in net assets from capital transactions	$5,134,645	$103,784,047

SHARE TRANSACTIONS:
Class A Shares
Issued	520	6,783
Reinvested	47	62
Redeemed	(1,040)	(3,698)

Total Class A Shares	(473)	3,147

Class C Shares
Issued	940	893
Reinvested	13	7
Redeemed	–	–

Total Class C Shares	953	900

Class M Shares
Issued	247,736	2,673,992
Reinvested	22,363	66,520
Redeemed	(253,732)	(2,682,395)

Total Class M Shares	16,367	58,117

Institutional Service Class Shares
Issued	4,266	2,164
Reinvested	29	69
Redeemed	(16)	(1,431)

Total Institutional Service Class Shares	4,279	802

Institutional Class Shares
Issued	1,024,502	9,707,867
Reinvested	98,157	58,997
Redeemed	(496,734)	–

Total Institutional Class Shares	625,925	9,766,864

Total change in shares	647,051	9,829,830

Amounts designated as “–” are zero or have been rounded to zero.

The accompanying notes are an integral part of these financial statements.

39

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard Emerging Markets Equity Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$8.53	0.03	(0.10)	(0.07)	(0.07)	(0.07)	$8.39	(0.78%	)	$40,626	1.37%	0.68%		1.51%	51.07%
Year Ended October 31, 2015	$10.56	0.19	(2.06)	(1.87)	(0.16)	(0.16)	$8.53	(17.83%	)	$45,353	1.37%	1.97%		1.67%	146.69%
Period Ended October 31, 2014 (g)	$10.00	0.10	0.46	0.56	–	–	$10.56	5.60%		$22,922	1.60%	1.54%		2.63%	64.00%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$8.52	–	(0.11)	(0.11)	(0.05)	(0.05)	$8.36	(1.20%	)	$23,850	2.04%	(0.01%	)	2.19%	51.07%
Year Ended October 31, 2015	$10.52	0.03	(1.96)	(1.93)	(0.07)	(0.07)	$8.52	(18.42%	)	$16,183	2.09%	0.35%		2.51%	146.69%
Period Ended October 31, 2014 (g)	$10.00	0.07	0.45	0.52	–	–	$10.52	5.20%		$10,518	2.34%	1.15%		3.38%	64.00%

Class M Shares
Six Months Ended April 30, 2016 (Unaudited)	$8.47	0.04	(0.10)	(0.06)	(0.08)	(0.08)	$8.33	(0.70%	)	$27,217,853	1.10%	0.99%		1.25%	51.07%
Year Ended October 31, 2015	$10.59	0.15	(2.00)	(1.85)	(0.27)	(0.27)	$8.47	(17.54%	)	$27,536,136	1.10%	1.48%		1.56%	146.69%
Period Ended October 31, 2014 (g)	$10.00	0.15	0.44	0.59	–	–	$10.59	5.90%		$33,826,891	1.10%	2.42%		1.92%	64.00%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$8.45	0.03	(0.10)	(0.07)	(0.08)	(0.08)	$8.30	(0.73%	)	$58,136	1.10%	0.83%		1.25%	51.07%
Year Ended October 31, 2015	$10.58	0.17	(2.01)	(1.84)	(0.29)	(0.29)	$8.45	(17.57%	)	$23,011	1.06%	1.75%		1.46%	146.69%
Period Ended October 31, 2014 (g)	$10.00	0.14	0.44	0.58	–	–	$10.58	5.80%		$20,328	1.35%	2.19%		2.25%	64.00%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$8.54	0.04	(0.11)	(0.07)	(0.08)	(0.08)	$8.39	(0.81%	)(h)	$88,052,916	1.10%	1.00%		1.25%	51.07%
Year Ended October 31, 2015	$10.59	0.26	(2.10)	(1.84)	(0.21)	(0.21)	$8.54	(17.52%	)	$84,183,900	1.10%	2.76%		1.21%	146.69%
Period Ended October 31, 2014 (g)	$10.00	0.15	0.44	0.59	–	–	$10.59	5.90%		$1,017,059	1.10%	2.39%		2.14%	64.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from April 1, 2014 (commencement of operations) through October 31, 2014. Total return is calculated based on inception date of March 31, 2014 through October 31, 2014.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

40

Fund Overview	Nationwide Bailard International Equities Fund

Asset Allocation†

Common Stocks	96.3%
Repurchase Agreements	3.3%
Exchange Traded Funds	1.1%
Mutual Fund	0.3%
Liabilities in excess of other assets	(1.0)%
100.0%

Top Holdings††

Royal Dutch Shell PLC, Class B	2.2%
Actelion Ltd.	1.6%
Nestle SA	1.6%
Teva Pharmaceutical Industries Ltd., ADR	1.5%
Koninklijke Ahold NV	1.4%
Anheuser-Busch InBev SA/NV	1.4%
CRH PLC	1.3%
OTP Bank PLC	1.2%
Lloyds Banking Group PLC	1.2%
Reckitt Benckiser Group PLC	1.2%
Other Holdings*	85.4%
100.0%

Top Industries††

Banks	12.5%
Oil, Gas & Consumable Fuels	5.7%
Insurance	5.3%
Pharmaceuticals	5.0%
Diversified Telecommunication Services	4.3%
Food & Staples Retailing	3.4%
Chemicals	3.2%
Metals & Mining	2.9%
Media	2.4%
Airlines	2.4%
Other Industries*	52.9%
100.0%

Top Countries ††

United Kingdom	17.7%
Japan	16.8%
Switzerland	8.8%
France	7.1%
Netherlands	6.3%
Ireland	4.8%
Belgium	4.8%
South Africa	3.1%
Turkey	2.9%
Israel	2.8%
Other Countries*	24.9%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Percentages indicated are based upon total investments as of April 30, 2016.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

41

Shareholder Expense Example	Nationwide Bailard International Equities Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Bailard International Equities Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	977.80	6.05	1.23
	Hypothetical	(a)(b)	1,000.00	1,018.75	6.17	1.23
Class C Shares	Actual	(a)	1,000.00	974.00	9.67	1.97
	Hypothetical	(a)(b)	1,000.00	1,015.07	9.87	1.97
Class M Shares	Actual	(a)	1,000.00	979.30	4.23	0.86
	Hypothetical	(a)(b)	1,000.00	1,020.59	4.32	0.86
Institutional Service Class Shares	Actual	(a)	1,000.00	980.20	4.78	0.97
	Hypothetical	(a)(b)	1,000.00	1,020.04	4.87	0.97
Institutional Class Shares	Actual	(a)	1,000.00	979.30	4.23	0.86
	Hypothetical	(a)(b)	1,000.00	1,020.59	4.32	0.86

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

42

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks 96.3%

	Shares	Market Value

ARGENTINA 0.8%
Banks 0.5%
Banco Macro SA, ADR	15,000	$939,450
Grupo Financiero Galicia SA, ADR	30,000	854,100

		1,793,550

Oil, Gas & Consumable Fuels 0.3%
YPF SA, ADR	60,000	1,209,000

		3,002,550

BELGIUM 4.8%
Air Freight & Logistics 0.3%
bpost SA	40,000	1,129,584

Banks 0.5%
KBC Groep NV	30,000	1,687,862

Beverages 1.4%
Anheuser-Busch InBev SA/NV	40,000	4,962,156

Chemicals 0.4%
Solvay SA	15,000	1,519,660

Diversified Telecommunication Services 0.5%
Proximus SADP (a)	50,000	1,685,190

Food & Staples Retailing 1.0%
Delhaize Group	35,000	3,677,963

Insurance 0.4%
Ageas	40,000	1,571,870

Metals & Mining 0.3%
Bekaert SA	25,000	1,100,980

		17,335,265

COLOMBIA 1.4%
Banks 1.0%
Bancolombia SA, ADR	90,000	3,482,100

Oil, Gas & Consumable Fuels 0.4%
Ecopetrol SA, ADR (a)	150,000	1,491,000

		4,973,100

DENMARK 2.7%
Banks 0.3%
Danske Bank A/S	40,000	1,131,783

Beverages 0.3%
Royal Unibrew A/S	25,000	1,129,528

Chemicals 0.3%
Chr Hansen Holding A/S	15,000	934,067

Electrical Equipment 0.5%
Vestas Wind Systems A/S	25,000	1,789,551

Health Care Equipment & Supplies 0.4%
Coloplast A/S, Class B	20,000	1,498,310

Pharmaceuticals 0.5%
Novo Nordisk A/S, Class B	35,000	1,954,203

Common Stocks (continued)

	Shares	Market Value

DENMARK (continued)
Textiles, Apparel & Luxury Goods 0.4%
Pandora A/S	10,000	$1,300,126

		9,737,568

EGYPT 0.9%
Banks 0.9%
Commercial International Bank Egypt SAE, GDR REG	900,000	3,361,246

FINLAND 2.7%
Diversified Telecommunication Services 0.6%
Elisa OYJ	60,000	2,243,517

Food & Staples Retailing 0.3%
Kesko OYJ, Class B (a)	30,000	1,199,954

Oil, Gas & Consumable Fuels 0.8%
Neste OYJ (a)	80,000	2,563,562

Paper & Forest Products 0.7%
UPM-Kymmene OYJ	130,000	2,488,470

Pharmaceuticals 0.3%
Orion OYJ, Class B	30,000	1,047,742

		9,543,245

FRANCE 7.2%
Aerospace & Defense 2.0%
Safran SA	60,000	4,136,377
Thales SA	35,000	3,028,818

		7,165,195

Auto Components 1.0%
Faurecia	30,000	1,239,538
Valeo SA	15,000	2,379,285

		3,618,823

Automobiles 0.6%
Peugeot SA*	125,000	2,014,520

Construction & Engineering 0.6%
Vinci SA	30,000	2,240,649

Information Technology Services 0.7%
Capgemini SA	25,000	2,333,567

Insurance 0.7%
SCOR SE (a)	75,000	2,554,927

Media 0.6%
Publicis Groupe SA	30,000	2,220,097

Multi-Utilities 1.0%
Veolia Environnement SA (a)	150,000	3,684,834

		25,832,612

GERMANY 2.8%
Air Freight & Logistics 0.8%
Deutsche Post AG REG	90,000	2,643,593

43

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

GERMANY (continued)
Insurance 0.6%
Hannover Rueck SE	20,000	$2,286,419

Media 0.3%
ProSiebenSat.1 Media SE	20,000	1,021,700

Multi-Utilities 0.6%
E.ON SE	200,000	2,072,835

Wireless Telecommunication Services 0.5%
Freenet AG	60,000	1,836,681

		9,861,228

HUNGARY 2.2%
Banks 1.3%
OTP Bank PLC	170,000	4,504,505

Oil, Gas & Consumable Fuels 0.4%
MOL Hungarian Oil & Gas PLC	25,000	1,527,526

Pharmaceuticals 0.5%
Richter Gedeon Nyrt	90,000	1,787,902

		7,819,933

IRELAND 4.9%
Airlines 0.9%
Ryanair Holdings PLC, ADR	39,000	3,157,050

Banks 0.3%
Bank of Ireland*	4,000,000	1,214,706

Construction Materials 1.4%
CRH PLC	160,000	4,656,465

Containers & Packaging 0.9%
Smurfit Kappa Group PLC	120,000	3,185,215

Industrial Conglomerates 0.7%
DCC PLC	30,000	2,660,853

Insurance 0.7%
XL Group PLC	80,000	2,618,400

		17,492,689

ISRAEL 2.8%
Banks 0.2%
Bank Hapoalim BM	150,000	772,698

Diversified Telecommunication Services 0.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	450,000	948,351

Pharmaceuticals 1.9%
Taro Pharmaceutical Industries Ltd.*	10,000	1,397,400
Teva Pharmaceutical Industries Ltd., ADR	100,000	5,445,001

		6,842,401

Software 0.4%
NICE-Systems Ltd., ADR	25,000	1,596,250

		10,159,700

Common Stocks (continued)

	Shares	Market Value

JAPAN 16.8%
Airlines 1.2%
ANA Holdings, Inc.	600,000	$1,675,403
Japan Airlines Co., Ltd.	70,000	2,519,600

		4,195,003

Auto Components 1.2%
Bridgestone Corp.	100,000	3,680,742
NHK Spring Co., Ltd.	75,000	660,143

		4,340,885

Automobiles 1.1%
Fuji Heavy Industries Ltd.	125,000	4,104,375

Banks 1.8%
Aozora Bank Ltd.	300,000	1,064,405
Mitsubishi UFJ Financial Group, Inc.	400,000	1,845,926
Mizuho Financial Group, Inc.	1,500,000	2,248,367
Sumitomo Mitsui Financial Group, Inc.	60,000	1,805,503

		6,964,201

Chemicals 1.1%
DIC Corp.	300,000	690,092
Sumitomo Chemical Co., Ltd.	300,000	1,355,947
Teijin Ltd.	500,000	1,790,120

		3,836,159

Construction & Engineering 0.3%
Tokyu Construction Co. Ltd.	150,000	1,230,321

Diversified Financial Services 0.3%
ORIX Corp.	80,000	1,131,595

Diversified Telecommunication Services 0.8%
Nippon Telegraph & Telephone Corp.	60,000	2,685,020

Electric Utilities 0.7%
Chubu Electric Power Co., Inc.	100,000	1,317,216
Tohoku Electric Power Co., Inc.	90,000	1,150,648

		2,467,864

Electronic Equipment, Instruments & Components 0.9%
Alps Electric Co., Ltd.	60,000	1,037,022
Taiyo Yuden Co. Ltd.	100,000	997,905
TDK Corp.	20,000	1,170,277

		3,205,204

Food & Staples Retailing 0.7%
Lawson, Inc.	20,000	1,548,066
UNY Group Holdings Co., Ltd.	150,000	1,094,658

		2,642,724

Food Products 0.5%
Nippon Suisan Kaisha Ltd.	300,000	1,658,147

Health Care Equipment & Supplies 1.1%
HOYA Corp.	100,000	3,829,428

Household Durables 0.7%
Iida Group Holdings Co., Ltd.	50,000	933,805

44

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

JAPAN (continued)
Household Durables (continued)
Pioneer Corp.*	600,000	$1,607,828

		2,541,633

Machinery 0.3%
Sumitomo Heavy Industries Ltd.	250,000	1,050,646

Professional Services 0.3%
Meitec Corp.	30,000	1,040,640

Real Estate Management & Development 0.4%
Nomura Real Estate Holdings, Inc.	75,000	1,370,646

Road & Rail 1.0%
Central Japan Railway Co.	15,000	2,627,637
Sankyu, Inc.	240,000	1,115,437

		3,743,074

Specialty Retail 0.4%
Adastria Co. Ltd.	40,000	1,325,630

Technology Hardware, Storage & Peripherals 1.0%
Konica Minolta, Inc.	170,000	1,467,367
Seiko Epson Corp.	120,000	1,966,428

		3,433,795

Tobacco 0.6%
Japan Tobacco, Inc.	50,000	2,042,897

Wireless Telecommunication Services 0.4%
NTT DOCOMO, Inc.	60,000	1,439,039

		60,278,926

LUXEMBOURG 1.1%
Commercial Services & Supplies 0.4%
Regus PLC	300,000	1,283,613

Food Products 0.2%
Adecoagro SA*	75,000	799,500

Metals & Mining 0.3%
ArcelorMittal	170,000	959,671

Software 0.2%
Globant SA*	25,000	887,250

		3,930,034

NETHERLANDS 6.4%
Banks 1.0%
ING Groep NV, CVA	300,000	3,676,025

Diversified Telecommunication Services 0.5%
Koninklijke KPN NV	430,000	1,689,752

Food & Staples Retailing 1.4%
Koninklijke Ahold NV	230,000	5,008,073

Household Durables 0.3%
Steinhoff International Holdings NV	160,000	1,000,885

Media 0.3%
Wolters Kluwer NV	30,000	1,142,779

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS (continued)
Oil, Gas & Consumable Fuels 2.2%
Royal Dutch Shell PLC, Class B	300,000	$7,876,461

Professional Services 0.7%
Randstad Holding NV	45,000	2,418,135

		22,812,110

NEW ZEALAND 2.2%
Construction Materials 0.6%
Fletcher Building Ltd.	350,000	2,034,614

Diversified Telecommunication Services 0.5%
Spark New Zealand Ltd.	800,000	2,068,614

Health Care Equipment & Supplies 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	286,013	1,825,373

Hotels, Restaurants & Leisure 0.6%
SKYCITY Entertainment Group Ltd.	600,000	2,046,981

		7,975,582

PAKISTAN 0.9%
Banks 0.3%
United Bank Ltd.	800,000	1,250,811

Chemicals 0.4%
Engro Corp., Ltd.	500,000	1,490,794

Oil, Gas & Consumable Fuels 0.2%
Pakistan Petroleum Ltd.	450,000	626,331

		3,367,936

RUSSIA 2.8%
Banks 0.7%
Sberbank of Russia PJSC, ADR	300,000	2,412,038

Metals & Mining 0.4%
Severstal PAO, GDR Reg. S	120,000	1,397,553

Oil, Gas & Consumable Fuels 1.7%
Gazprom PAO, ADR	600,000	3,117,590
Lukoil PJSC, ADR	70,000	2,976,076

		6,093,666

		9,903,257

SOUTH AFRICA 3.2%
Banks 0.3%
Capitec Bank Holdings Ltd.	25,000	1,037,342

Metals & Mining 0.7%
AngloGold Ashanti Ltd., ADR*	70,000	1,151,500
Gold Fields Ltd., ADR	300,000	1,410,000

		2,561,500

Paper & Forest Products 1.2%
Mondi Ltd.	40,000	770,152
Mondi PLC	175,000	3,352,045

		4,122,197

45

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

SOUTH AFRICA (continued)
Real Estate Investment Trusts (REITs) 0.5%
Redefine Properties Ltd.	2,000,000	$1,726,381

Specialty Retail 0.5%
Truworths International Ltd.	250,000	1,866,803

		11,314,223

SWITZERLAND 8.9%
Biotechnology 1.6%
Actelion Ltd. REG*	35,000	5,672,804

Chemicals 0.6%
Sika AG — Bearer Shares	500	2,130,973

Food Products 1.6%
Nestle SA REG	75,000	5,597,977

Insurance 1.9%
Swiss Life Holding AG REG*	13,000	3,287,917
Swiss Re AG	40,000	3,555,143

		6,843,060

Life Sciences Tools & Services 1.2%
Lonza Group AG REG*	25,000	4,169,709

Machinery 0.3%
Georg Fischer AG REG	1,500	1,219,535

Professional Services 0.8%
Adecco SA REG	45,000	2,904,906

Specialty Retail 0.4%
Valora Holding AG REG	6,000	1,465,464

Technology Hardware, Storage & Peripherals 0.5%
Logitech International SA REG	120,000	1,843,744

		31,848,172

TURKEY 2.9%
Airlines 0.3%
Turk Hava Yollari*	450,000	1,109,015

Banks 1.5%
Turkiye Garanti Bankasi AS	800,000	2,462,574
Turkiye Halk Bankasi A/S	350,000	1,344,133
Turkiye Vakiflar Bankasi TAO, Class D	700,000	1,235,445

		5,042,152

Chemicals 0.4%
Petkim Petrokimya Holding AS*	1,000,000	1,468,038

Construction & Engineering 0.4%
Tekfen Holding AS	700,000	1,495,493

Diversified Telecommunication Services 0.3%
Turk Telekomunikasyon AS	500,000	1,207,561

		10,322,259

UNITED KINGDOM 17.9%
Banks 1.9%
Lloyds Banking Group PLC	4,500,000	4,416,801

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Banks (continued)
Standard Chartered PLC	250,000	$2,020,652

		6,437,453

Capital Markets 1.3%
3i Group PLC	300,000	2,080,822
Man Group PLC	1,200,000	2,595,576

		4,676,398

Construction & Engineering 0.3%
Galliford Try PLC	52,000	972,080

Containers & Packaging 0.2%
DS Smith PLC	150,000	836,594

Diversified Telecommunication Services 0.9%
BT Group PLC	500,000	3,241,035

Electric Utilities 0.9%
SSE PLC	145,000	3,203,566

Household Durables 0.7%
Taylor Wimpey PLC	950,000	2,562,678

Household Products 1.2%
Reckitt Benckiser Group PLC	45,000	4,383,850

Insurance 1.0%
Beazley PLC	350,000	1,668,206
Direct Line Insurance Group PLC	372,000	1,970,715

		3,638,921

Internet Software & Services 0.3%
Moneysupermarket.com Group PLC	200,000	918,724

Media 1.2%
ITV PLC	400,000	1,318,503
RELX PLC	165,000	2,923,179

		4,241,682

Metals & Mining 1.2%
Anglo American PLC	100,000	1,118,527
Rio Tinto PLC	100,000	3,354,630

		4,473,157

Personal Products 1.1%
Unilever PLC	85,000	3,797,960

Pharmaceuticals 1.9%
AstraZeneca PLC	50,000	2,868,629
GlaxoSmithKline PLC	175,000	3,740,180

		6,608,809

Real Estate Management & Development 0.7%
UNITE Group PLC (The)	257,000	2,376,488

Software 0.8%
Micro Focus International PLC	62,332	1,394,210
Sage Group PLC (The)	180,000	1,559,139

		2,953,349

Specialty Retail 0.8%
WH Smith PLC	120,000	2,939,761

46

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Tobacco 1.5%
British American Tobacco PLC	30,000	$1,829,163
Imperial Brands PLC	65,000	3,534,259

		5,363,422

		63,625,927

Total Common Stocks (cost $313,934,431)		344,497,562

Exchange Traded Funds 1.1%
UNITED STATES 1.1%
iShares MSCI South Africa ETF (a)	50,000	2,780,000
VanEck Vectors Russia ETF	75,000	1,330,500

Total Exchange Traded Funds (cost $3,473,385)		4,110,500

Mutual Fund 0.3%
Money Market Fund 0.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37% (b)(c)	1,007,894	1,007,894

Total Mutual Fund (cost $1,007,894)		1,007,894

Repurchase Agreements 3.3%

	Principal Amount

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $4,104,938, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $4,186,939. (c)(d)	$4,104,842	4,104,842
Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $7,648,510, collateralized by U.S. Treasury Notes, ranging from 1.50% - 2.63%, maturing 05/31/20 - 12/31/22; total market value $7,801,307. (c)(d)	7,648,338	7,648,338

Total Repurchase Agreements (cost $11,753,180)		11,753,180

Total Investments (cost $330,168,890) (e) — 101.0%		361,369,136

Liabilities in excess of other assets — (1.0)%		(3,504,320)

NET ASSETS — 100.0%		$357,864,816

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $12,185,956.

(b)	Represents 7-day effective yield as of April 30, 2016.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2016 was $12,761,074.

(d)	Please refer to Note 2(g) for additional information on the joint repurchase agreement.

(e)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

AS	Stock Corporation

BM	Limited Liability

CVA	Dutch Certificate

ETF	Exchange Traded Fund

GDR	Global Depositary Receipt

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PAO	Public Stock Company

PJSC	Public Joint Stock Company

PLC	Public Limited Company

REG	Registered Shares

Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

REIT	Real Estate Investment Trust

SA	Stock Company

SE	European Public Limited Liability Company

47

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Bailard International Equities Fund
Assets:
Investments, at value* (cost $318,415,710)	$349,615,956
Repurchase agreements, at value (cost $11,753,180)	11,753,180

Total Investments, at value (total cost $330,168,890)	361,369,136

Cash	3,710,879
Foreign currencies, at value (cost $97,430)	98,074
Dividends receivable	2,392,861
Security lending income receivable	67,703
Receivable for investments sold	8,527,245
Receivable for capital shares issued	398,191
Reclaims receivable	488,892
Prepaid expenses	50,531

Total Assets	377,103,512

Liabilities:
Payable for investments purchased	6,184,405
Payable for capital shares redeemed	20,350
Payable upon return of securities loaned (Note 2)	12,761,074
Accrued expenses and other payables:
Investment advisory fees	216,167
Fund administration fees	13,292
Distribution fees	5,896
Administrative servicing fees	14,230
Accounting and transfer agent fees	4,757
Trustee fees	547
Compliance program costs (Note 3)	121
Professional fees	11,712
Printing fees	6,145

Total Liabilities	19,238,696

Net Assets	$357,864,816

Represented by:
Capital	$362,056,505
Accumulated undistributed net investment income	2,648,579
Accumulated net realized losses from investments, forward and foreign currency transactions	(38,084,680)
Net unrealized appreciation/(depreciation) from investments	31,200,246
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	44,166

Net Assets	$357,864,816

*	Includes value of securities on loan of $12,185,956 (Note 2).

48

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Bailard International Equities Fund
Net Assets:
Class A Shares	$6,720,403
Class C Shares	5,517,245
Class M Shares	165,310,374
Institutional Service Class Shares	99,359,278
Institutional Class Shares	80,957,516

Total	$357,864,816

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	879,436
Class C Shares	726,549
Class M Shares	21,656,820
Institutional Service Class Shares	13,030,464
Institutional Class Shares	10,603,609

Total	46,896,878

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$7.64
Class C Shares (b)	$7.59
Class M Shares	$7.63
Institutional Service Class Shares	$7.63
Institutional Class Shares	$7.63
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$8.11

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

49

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Bailard International Equities Fund
INVESTMENT INCOME:
Dividend income	$5,806,748
Income from securities lending (Note 2)	87,207
Interest income	12,357
Foreign tax withholding	(457,325)

Total Income	5,448,987

EXPENSES:
Investment advisory fees	1,226,810
Fund administration fees	77,239
Distribution fees Class A	8,164
Distribution fees Class C	26,184
Administrative servicing fees Class A	3,794
Administrative servicing fees Class C	2,798
Administrative servicing fees Institutional Service Class	56,607
Registration and filing fees	28,870
Professional fees	24,130
Printing fees	7,796
Trustee fees	4,817
Custodian fees	9,568
Accounting and transfer agent fees	19,487
Compliance program costs (Note 3)	733
Other	9,164

Total Expenses	1,506,161

NET INVESTMENT INCOME	3,942,826

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions†	(4,807,628)
Net realized losses from forward and foreign currency transactions (Note 2)	(616,018)

Net realized losses from investments, forward and foreign currency transactions	(5,423,646)

Net change in unrealized appreciation/(depreciation) from investments	(3,086,004)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(598,672)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	94,284

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(3,590,392)

Net realized/unrealized losses from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(9,014,038)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,071,212)

†	Net of capital gain country taxes of $3.

The accompanying notes are an integral part of these financial statements.

50

Statements of Changes in Net Assets

	Nationwide Bailard International Equities Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$3,942,826	$5,317,657
Net realized losses from investments, forward and foreign currency transactions	(5,423,646)	(7,515,277)
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(3,590,392)	5,243,708

Change in net assets resulting from operations	(5,071,212)	3,046,088

Distributions to Shareholders From:
Net investment income:
Class A	(145,242)	(131,963)
Class C	(90,848)	(67,356)
Class M	(3,761,542)	(7,965,598)
Institutional Service Class	(3,214,348)	(4,038,608)
Institutional Class	(52,918)	(28,897)

Change in net assets from shareholder distributions	(7,264,898)	(12,232,422)

Change in net assets from capital transactions	46,126,990	70,782,277

Change in net assets	33,790,880	61,595,943

Net Assets:
Beginning of period	324,073,936	262,477,993

End of period	$357,864,816	$324,073,936

Accumulated undistributed net investment income at end of period	$2,648,579	$5,970,651

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,645,969	$6,189,501
Dividends reinvested	133,509	120,588
Cost of shares redeemed	(1,445,161)	(2,310,589)

Total Class A Shares	334,317	3,999,500

Class C Shares
Proceeds from shares issued	949,953	4,143,810
Dividends reinvested	78,904	58,893
Cost of shares redeemed	(552,411)	(814,133)

Total Class C Shares	476,446	3,388,570

Class M Shares
Proceeds from shares issued	8,697,972	17,649,032
Dividends reinvested	2,443,179	7,244,051
Cost of shares redeemed	(8,589,795)	(19,973,741)

Total Class M Shares	2,551,356	4,919,342

Institutional Service Class Shares
Proceeds from shares issued	32,226,328	74,995,510
Dividends reinvested	1,729,787	1,640,088
Cost of shares redeemed	(70,360,198)	(19,418,387)

Total Institutional Service Class Shares	(36,404,083)	57,217,211

51

Statements of Changes in Net Assets (Continued)

	Nationwide Bailard International Equities Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS: (continued)
Institutional Class Shares
Proceeds from shares issued	$81,663,331	$1,329,792
Dividends reinvested	52,692	28,897
Cost of shares redeemed	(2,547,069)	(101,035)

Total Institutional Class Shares	79,168,954	1,257,654

Change in net assets from capital transactions	$46,126,990	$70,782,277

SHARE TRANSACTIONS:
Class A Shares
Issued	217,216	745,880
Reinvested	17,452	15,583
Redeemed	(194,059)	(289,156)

Total Class A Shares	40,609	472,307

Class C Shares
Issued	127,458	502,972
Reinvested	10,355	7,683
Redeemed	(74,189)	(100,053)

Total Class C Shares	63,624	410,602

Class M Shares
Issued	1,164,632	2,172,848
Reinvested	320,207	941,431
Redeemed	(1,133,903)	(2,466,844)

Total Class M Shares	350,936	647,435

Institutional Service Class Shares
Issued	4,298,688	9,244,123
Reinvested	227,006	212,761
Redeemed	(9,177,306)	(2,386,088)

Total Institutional Service Class Shares	(4,651,612)	7,070,796

Institutional Class Shares
Issued	10,735,573	157,938
Reinvested	6,906	3,696
Redeemed	(347,335)	(12,634)

Total Institutional Class Shares	10,395,144	149,000

Total change in shares	6,198,701	8,750,140

The accompanying notes are an integral part of these financial statements.

52

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Bailard International Equities Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$7.98	0.07	(0.25)	(0.18)	(0.16)	(0.16)	–	$7.64	(2.22%	)	$6,720,403	1.23%	1.99%	1.23%	43.40%
Year Ended October 31, 2015	$8.22	0.13	(0.02)	0.11	(0.35)	(0.35)	–	$7.98	1.47%		$6,691,049	1.17%	1.55%	1.17%	98.51%
Period Ended October 31, 2014(h)	$8.42	0.03	(0.23)	(0.20)	–	–	–	$8.22	(2.38%	)	$3,011,405	1.23%	1.31%	1.23%	31.09%
Year Ended July 31, 2014	$7.41	0.14	1.03	1.17	(0.16)	(0.16)	–	$8.42	15.92%		$3,238,747	1.29%	1.69%	1.32%	83.79%
Year Ended July 31, 2013	$6.27	0.14	1.11	1.25	(0.11)	(0.11)	–	$7.41	20.04%		$4,216,776	1.38%	1.94%	1.58%	97.00%
Year Ended July 31, 2012	$7.45	0.13	(1.15)	(1.02)	(0.16)	(0.16)	–	$6.27	(13.57%	)	$3,306,852	1.49%	2.04%	1.67%	102.00%
Year Ended July 31, 2011	$6.32	0.11	1.14	1.25	(0.12)	(0.12)	–	$7.45	20.05%		$5,066,564	1.62%	1.52%	1.77%	95.00%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$7.93	0.05	(0.26)	(0.21)	(0.13)	(0.13)	–	$7.59	(2.60%	)	$5,517,245	1.97%	1.33%	1.97%	43.40%
Year Ended October 31, 2015	$8.15	0.07	(0.02)	0.05	(0.27)	(0.27)	–	$7.93	0.70%		$5,255,233	1.94%	0.90%	1.94%	98.51%
Period Ended October 31, 2014(h)	$8.37	0.01	(0.23)	(0.22)	–	–	–	$8.15	(2.63%	)	$2,056,325	2.03%	0.51%	2.03%	31.09%
Year Ended July 31, 2014	$7.37	0.11	1.00	1.11	(0.11)	(0.11)	–	$8.37	15.12%		$2,088,816	1.93%	1.31%	1.94%	83.79%
Year Ended July 31, 2013	$6.22	0.09	1.11	1.20	(0.05)	(0.05)	–	$7.37	19.28%		$1,164,820	2.08%	1.24%	2.08%	97.00%
Year Ended July 31, 2012	$7.37	0.08	(1.13)	(1.05)	(0.10)	(0.10)	–	$6.22	(14.07%	)	$1,181,621	2.17%	1.36%	2.17%	102.00%
Year Ended July 31, 2011	$6.26	0.06	1.13	1.19	(0.08)	(0.08)	–	$7.37	19.16%		$2,289,773	2.27%	0.87%	2.27%	95.00%

Class M Shares
Six Months Ended April 30, 2016 (Unaudited)	$7.97	0.09	(0.25)	(0.16)	(0.18)	(0.18)	–	$7.63	(2.07%	)	$165,310,374	0.86%	2.38%	0.86%	43.40%
Year Ended October 31, 2015	$8.22	0.15	(0.02)	0.13	(0.38)	(0.38)	–	$7.97	1.82%		$169,724,549	0.86%	1.89%	0.86%	98.51%
Period Ended October 31, 2014(h)	$8.42	0.03	(0.23)	(0.20)	–	–	–	$8.22	(2.38%	)	$169,784,066	0.94%	1.60%	0.94%	31.09%
Year Ended July 31, 2014	$7.40	0.18	1.02	1.20	(0.18)	(0.18)	–	$8.42	16.42%		$172,401,379	0.90%	2.19%	0.90%	83.79%
Year Ended July 31, 2013	$6.26	0.16	1.12	1.28	(0.14)	(0.14)	–	$7.40	20.53%		$148,561,732	1.08%	2.24%	1.08%	97.00%
Year Ended July 31, 2012	$7.47	0.15	(1.16)	(1.01)	(0.20)	(0.20)	–	$6.26	(13.28%	)	$123,438,593	1.17%	2.36%	1.17%	102.00%
Year Ended July 31, 2011	$6.34	0.13	1.15	1.28	(0.15)	(0.15)	–	$7.47	20.39%		$150,887,844	1.27%	1.87%	1.27%	95.00%

Institutional Service Class Shares(i)
Six Months Ended April 30, 2016 (Unaudited)	$7.96	0.08	(0.24)	(0.16)	(0.17)	(0.17)	–	$7.63	(1.98%	)	$99,359,278	0.97%	2.05%	0.97%	43.40%
Year Ended October 31, 2015	$8.21	0.15	(0.02)	0.13	(0.38)	(0.38)	–	$7.96	1.74%		$140,742,502	0.93%	1.80%	0.93%	98.51%
Period Ended October 31, 2014(h)	$8.41	0.03	(0.23)	(0.20)	–	–	–	$8.21	(2.38%	)	$87,137,595	0.97%	1.57%	0.97%	31.09%
Year Ended July 31, 2014	$7.40	0.17	1.01	1.18	(0.17)	(0.17)	–	$8.41	16.13%		$85,990,498	1.02%	2.12%	1.04%	83.79%
Year Ended July 31, 2013	$6.26	0.15	1.11	1.26	(0.12)	(0.12)	–	$7.40	20.34%		$60,530,663	1.21%	2.11%	1.33%	97.00%
Year Ended July 31, 2012	$7.46	0.14	(1.16)	(1.02)	(0.18)	(0.18)	–	$6.26	(13.35%	)	$62,889,462	1.31%	2.21%	1.42%	102.00%
Year Ended July 31, 2011	$6.33	0.12	1.15	1.27	(0.14)	(0.14)	–	$7.46	20.25%		$93,100,614	1.45%	1.69%	1.52%	95.00%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$7.97	0.12	(0.28)	(0.16)	(0.18)	(0.18)	–	$7.63	(2.07%	)(j)	$80,957,516	0.86%	3.41%	0.86%	43.40%
Year Ended October 31, 2015	$8.22	0.16	(0.03)	0.13	(0.38)	(0.38)	–	$7.97	1.82%		$1,660,603	0.85%	2.01%	0.85%	98.51%
Period Ended October 31, 2014(h)	$8.41	0.03	(0.22)	(0.19)	–	–	–	$8.22	(2.26%	)	$488,602	0.94%	1.60%	0.94%	31.09%
Period Ended July 31, 2014(k)	$7.91	0.18	0.50	0.68	(0.18)	(0.18)	–	$8.41	8.78%		$565,549	0.86%	2.39%	0.86%	83.79%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.
(j)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.

The accompanying notes are an integral part of these financial statements.

53

Fund Overview	Nationwide Emerging Markets Debt Fund

Asset Allocation†

Sovereign Bonds	68.6%
Corporate Bonds	18.5%
Short-Term Investment	4.1%
Other assets in excess of liabilities††	8.8%
100.0%

Top Industries†††

Oil, Gas & Consumable Fuels	7.4%
Real Estate Management & Development	2.1%
Banks	2.0%
Construction Materials	1.6%
Food Products	1.1%
Wireless Telecommunication Services	1.1%
Chemicals	1.1%
Electric Utilities	1.1%
Transportation Infrastructure	1.0%
Paper & Forest Products	1.0%
Other Industries	80.5%
100.0%

Top Holdings†††

Colombian TES, 10.00%, 07/24/24	6.8%
Mexican Udibonos, 2.00%, 06/09/22	6.2%
U.S. Treasury Bill, 0.00%, 07/21/16	4.5%
Poland Government Bond, 3.25%, 07/25/25	3.7%
Peruvian Government International Bond, 6.95%, 08/12/31	3.6%
Hungary Government International Bond, 5.38%, 03/25/24	3.4%
Malaysia Government Bond, 3.80%, 09/30/22	3.4%
Philippine Government International Bond, 3.90%, 11/26/22	3.2%
Paraguay Government International Bond, 4.63%, 01/25/23	2.7%
Serbia International Bond, 7.25%, 09/28/21	2.7%
Other Holdings	59.8%
100.0%

Top Countries†††

Mexico	11.7%
Colombia	8.6%
Poland	6.0%
Netherlands	4.5%
United States	4.5%
Hungary	4.5%
Indonesia	3.8%
Peru	3.6%
Malaysia	3.4%
Croatia	3.2%
Other Countries	46.2%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

54

Shareholder Expense Example	Nationwide Emerging Markets Debt Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (March 1, 2016, commencement of operations) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from March 1, 2016, commencement of operations through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from March 1, 2016, commencement of operations through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Emerging Markets Debt Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	1,057.70	2.38	1.39
	Hypothetical	(b)(c)	1,000.00	1,017.95	6.97	1.39
Class C Shares	Actual	(a)	1,000.00	1,056.40	3.67	2.14
	Hypothetical	(b)(c)	1,000.00	1,014.22	10.72	2.14
Institutional Service Class Shares	Actual	(a)	1,000.00	1,058.10	1.96	1.14
	Hypothetical	(b)(c)	1,000.00	1,019.19	5.72	1.14
Institutional Class Shares	Actual	(a)	1,000.00	1,058.60	1.54	0.90
	Hypothetical	(b)(c)	1,000.00	1,020.39	4.52	0.90

(a)	Actual expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from March 1, 2016 through April 30, 2016 to reflect the period from commencement of operations.

(b)	Represents the hypothetical 5% return before expenses.

(c)	Hypothetical expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

55

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Emerging Markets Debt Fund

Corporate Bonds 18.5%

	Principal Amount	Market Value

Banks 1.9%
HDFC Bank Ltd., 3.00%, 03/06/18	$1,000,000	$1,012,100
Shinhan Bank, 3.88%, 03/24/26 (a)	625,000	632,227
Woori Bank, 4.75%, 04/30/24 (a)	330,000	341,045

		1,985,372

Chemicals 1.0%
Mexichem SAB de CV
4.88%, 09/19/22 (a)	500,000	522,500
5.88%, 09/17/44 (a)	580,000	525,625

		1,048,125

Construction Materials 1.5%
Cemex SAB de CV
5.88%, 03/25/19 (a)	1,050,000	1,073,520
7.75%, 04/16/26 (a)	476,000	508,130

		1,581,650

Diversified Telecommunication Services 0.7%
Colombia Telecomunicaciones SA ESP, 8.50%, 03/30/20 (a)(b)	850,000	756,500

Electric Utilities 1.0%
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24 (a)	950,000	1,015,313

Food Products 1.0%
Marfrig Holding Europe BV, Class B, 6.88%, 06/24/19 (a)	1,100,000	1,089,000

Oil, Gas & Consumable Fuels 6.7%
Petrobras Global Finance BV
6.25%, 03/17/24	1,350,000	1,177,875
6.85%, 06/05/15	1,550,000	1,147,000
Petroleos de Venezuela SA, 5.50%, 04/12/37	2,650,000	933,860
Petroleos Mexicanos
6.38%, 02/04/21 (a)	1,500,000	1,619,670
6.88%, 08/04/26 (a)	1,000,000	1,103,500
Tullow Oil PLC, 6.25%, 04/15/22 (a)	1,450,000	1,160,000

		7,141,905

Paper & Forest Products 0.9%
Klabin Finance SA, Reg. S, 5.25%, 07/16/24	1,000,000	977,500

Real Estate Management & Development 1.9%
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43	460,000	516,727

Corporate Bonds (continued)

	Principal Amount		Market Value

Real Estate Management & Development (continued)
Fantasia Holdings Group Co. Ltd., 10.63%, 01/23/19		$500,000	$521,235
Shimao Property Holdings Ltd., 8.38%, 02/10/22		900,000	992,172

			2,030,134

Transportation Infrastructure 0.9%
Royal Capital BV, 5.50%, 05/05/21 (b)		1,000,000	993,657

Wireless Telecommunication Services 1.0%
Millicom International Cellular SA, Reg. S, 6.63%, 10/15/21		1,050,000	1,063,125

Total Corporate Bonds (cost $18,333,082)			19,682,281

Sovereign Bonds 68.6%
BRAZIL 2.4%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 01/01/25	BRL	10,000,000	2,553,220

COLOMBIA 7.2%
Colombia Government International Bond, 3.88%, 03/22/26	EUR	911,000	1,078,399
Colombian TES, 10.00%, 07/24/24	COP	16,600,000,000	6,562,142

			7,640,541

CROATIA 2.9%
Croatia Government International Bond
6.00%, 01/26/24 (a)		$1,400,000	1,531,250
3.00%, 03/11/25	EUR	1,470,000	1,594,854

			3,126,104

DOMINICAN REPUBLIC 2.4%
Dominican Republic International Bond, 16.95%, 02/04/22 (a)	DOP	90,000,000	2,549,804

EGYPT 1.9%
Egypt Government International Bond, Reg. S, 5.88%, 06/11/25		$2,300,000	2,058,960

EL SALVADOR 1.2%
El Salvador Government International Bond, Reg. S, 6.38%, 01/18/27		1,500,000	1,320,000

56

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Sovereign Bonds (continued)

	Principal Amount		Market Value

GUATEMALA 1.0%
Guatemala Government Bond, 4.50%, 05/03/26 (a)		$1,100,000	$1,091,750

HONDURAS 1.8%
Honduras Government International Bond, 7.50%, 03/15/24 (a)		1,800,000	1,908,000

HUNGARY 4.1%
Hungary Government International Bond, 5.38%, 03/25/24		3,000,000	3,333,750
Magyar Export-Import Bank Zrt, 4.00%, 01/30/20 (a)		1,000,000	1,014,476

			4,348,226

INDIA 1.0%
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25		1,020,000	1,020,147

INDONESIA 3.4%
Indonesia Treasury Bond
7.88%, 04/15/19	IDR	20,650,000,000	1,587,974
8.38%, 09/15/26		13,220,000,000	1,048,839
6.63%, 05/15/33		15,550,000,000	1,041,489

			3,678,302

IVORY COAST 2.4%
Ivory Coast Government International Bond, 5.75%, 12/31/32 (a)(c)		$2,800,000	2,548,280

JAMAICA 2.4%
Jamaica Government International Bond, 6.75%, 04/28/28		2,450,000	2,511,250

JORDAN 2.0%
Jordan Government International Bond, Reg. S, 6.13%, 01/29/26		2,000,000	2,112,500

KAZAKHSTAN 2.7%
Kazakhstan Government International Bond
5.13%, 07/21/25 (a)		1,250,000	1,321,563
4.88%, 10/14/44 (a)		1,750,000	1,586,025

			2,907,588

KENYA 0.7%
Kenya Government International Bond, 6.88%, 06/24/24 (a)		834,000	784,043

Sovereign Bonds (continued)

	Principal Amount		Market Value

MALAYSIA 3.1%
Malaysia Government Bond, 3.80%, 09/30/22	MYR	13,000,000	$3,330,879

MEXICO 5.7%
Mexican Udibonos, 2.00%, 06/09/22	MXN	107,827,711	6,030,452

PARAGUAY 2.4%
Paraguay Government International Bond, Reg. S,
4.63%, 01/25/23		$2,550,000	2,607,375

PERU 3.3%
Peruvian Government International Bond, Reg. S, 6.95%, 08/12/31	PEN	11,000,000	3,465,931

PHILIPPINES 2.9%
Philippine Government International Bond, 3.90%, 11/26/22	PHP	145,000,000	3,071,743

POLAND 5.5%
Poland Government Bond, 3.25%, 07/25/25	PLN	13,200,000	3,549,176
Poland Government International Bond, 3.25%, 04/06/26		$2,300,000	2,297,240

			5,846,416

SERBIA 2.4%
Serbia International Bond, 7.25%, 09/28/21 (a)		2,300,000	2,605,435

THAILAND 1.5%
Thailand Government Bond, 1.25%, 03/12/28	THB	60,754,200	1,632,110

UKRAINE 2.3%
Ukraine Government International Bond Reg. S, 7.75%, 09/01/19		$1,039,000	1,002,843
7.75%, 09/01/23 (a)		750,000	712,312
7.75%, 09/01/26 (a)		750,000	697,650

			2,412,805

Total Sovereign Bonds (cost $70,001,493)			73,161,861

57

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Short-Term Investment 4.1%

	Principal Amount	Market Value

US Treasuries 4.1%
U.S. Treasury Bill, 0.00%, 07/21/16	$4,400,000	$4,398,165

Total Short-Term Investment (cost $4,396,535)		4,398,165

Total Investments (cost $92,731,110) (d) — 91.2%		97,242,307

Other assets in excess of liabilities — 8.8%		9,336,085

NET ASSETS — 100.0%		$106,578,392

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2016 was $28,697,618 which represents 26.93% of net assets.

(b)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2016. The maturity date reflects the next call date.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at April 30, 2016.

(d)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.
BV	Private Limited Liability Company

Ltd.	Limited

PLC	Public Limited Company

Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security. Stock Company

SA	Stock Company

SAB de CV	Public Traded Company

Currency:

BRL	Brazilian Real

COP	Colombian Peso

DOP	Dominican Peso

EUR	Euro

IDR	Indonesian Rupiah

MXN	Mexican Peso

MYR	Malaysia Ringgit

PEN	Peru Nuevo Sol

PHP	Philippines Peso

PLN	Poland New Zloty

THB	Thailand Baht

At April 30, 2016, the Fund’s open swap contracts were as follows:

Credit default swaps on sovereign issues — buy protection1

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of April 30, 2016[3]	Termination Date	Upfront Premium Received/ (Paid)[4]	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Federative Republic of Brazil	1.00%	$7,200,000	1.521%	06/20/18	$109,755	$(38,654)
Barclays Bank PLC	Republic of Turkey	1.00	5,000,000	2.368	06/20/21	451,859	(130,816)

						$561,614	$(169,470)

58

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Emerging Markets Debt Fund (Continued)

Credit default swaps on sovereign issues — sell protection5

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of April 30, 2016[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Federative Republic of Brazil	1.00%	3,600,000	3.317%	06/20/21	$(435,193)	$49,774

						$(435,193)	$49,774

1	The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
5	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

At April 30, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows (Note 2):

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro	JPMorgan Chase Bank	05/24/16	(3,261,143)	$(3,558,429)	$(3,736,484)	$(178,055)
Euro	Barclays Bank PLC	05/24/16	(915,969)	(1,035,988)	(1,049,479)	(13,491)
Mexican Peso	Barclays Bank PLC	05/24/16	(102,773,485)	(5,720,832)	(5,960,915)	(240,083)
Singapore Dollar	Barclays Bank PLC	05/24/16	(7,103,590)	(5,300,000)	(5,278,949)	21,051

Total Short Contracts				$(15,615,249)	$(16,025,827)	$(410,578)

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Hungarian Forint	JPMorgan Chase Bank	05/24/16	857,940,000	$3,000,000	$3,148,174	$148,174
Indian Rupee	JPMorgan Chase Bank	05/24/16	277,040,000	4,000,000	4,159,333	159,333
Indian Rupee	JPMorgan Chase Bank	05/24/16	78,000,000	1,167,315	1,171,051	3,736

Total Long Contracts				$8,167,315	$8,478,558	$311,243

The accompanying notes are an integral part of these financial statements.

59

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Emerging Markets Debt Fund
Assets:
Investments, at value (cost $92,731,110)	$97,242,307
Cash	1,068,946
Foreign currencies, at value (cost $4,854,006)	4,867,816
Interest receivable	1,424,257
Receivable for investments sold	7,089,846
Swaps contracts, at value (Note 2)	392,144
Unrealized appreciation on forward foreign currency contracts (Note 2)	332,294
Prepaid offering costs	45,221
Prepaid expenses	50,029

Total Assets	112,512,860

Liabilities:
Payable for investments purchased	5,036,069
Swap contracts, at value (Note 2)	385,419
Unrealized depreciation on forward foreign currency contracts (Note 2)	431,629
Accrued expenses and other payables:
Investment advisory fees	49,339
Fund administration fees	10,373
Distribution fees	108
Administrative servicing fees	124
Accounting and transfer agent fees	4,478
Trustee fees	696
Custodian fees	276
Professional fees	11,502
Printing fees	2,917
Other	1,538

Total Liabilities	5,934,468

Net Assets	$106,578,392

Represented by:
Capital	$101,278,160
Accumulated undistributed net investment income	131,703
Accumulated net realized gains from investments, forward and foreign currency, and swap transactions	809,035
Net unrealized appreciation/(depreciation) from investments	4,511,197
Net unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(99,335)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	67,328
Net unrealized appreciation/(depreciation) from swap contracts (Note 2)	(119,696)

Net Assets	$106,578,392

60

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Emerging Markets Debt Fund
Net Assets:
Class A Shares	$110,488
Class C Shares	105,596
Institutional Service Class Shares	105,772
Institutional Class Shares	106,256,536

Total	$106,578,392

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	10,497
Class C Shares	10,032
Institutional Service Class Shares	10,048
Institutional Class Shares	10,094,866

Total	10,125,443

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$10.53
Class C Shares (b)	$10.53
Institutional Service Class Shares	$10.53
Institutional Class Shares	$10.53
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$10.77

Maximum Sales Charge:
Class A Shares	2.25%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $500,000, a contingent deferred sales charge of 0.75% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

61

Statement of Operations

For the Period Ended April 30, 2016 (Unaudited)

Nationwide Emerging Markets Debt Fund (a)
INVESTMENT INCOME:
Interest income	$913,933
Foreign tax withholding	(74,301)

Total Income	839,632

EXPENSES:
Offering costs	9,689
Investment advisory fees	119,350
Fund administration fees	12,184
Distribution fees Class A	44
Distribution fees Class C	172
Administrative servicing fees Class A	42
Administrative servicing fees Class C	41
Administrative servicing fees Institutional Service Class	41
Registration and filing fees	12,449
Professional fees	11,507
Printing fees	2,917
Trustee fees	696
Custodian fees	620
Accounting and transfer agent fees	4,809
Compliance program costs (Note 3)	114
Other	1,643

Total expenses before expenses reimbursed	176,318

Expenses reimbursed by adviser (Note 3)	(20,031)

Net Expenses	156,287

NET INVESTMENT INCOME	683,345

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	1,256,350
Net realized losses from forward and foreign currency transactions (Note 2)	(435,058)
Net realized losses from swap transactions (Note 2)	(12,257)

Net realized gains from investments, forward and foreign currency, and swap transactions	809,035

Net change in unrealized appreciation/(depreciation) from investments	4,511,197
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	(99,335)
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	67,328
Net change in unrealized appreciation/(depreciation) from swap contracts (Note 2)	(119,696)

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, translation of assets and liabilities denominated in foreign currencies, and swap contracts	4,359,494

Net realized/unrealized gains from investments, forward and foreign currency transactions, translation of assets and liabilities denominated in foreign currencies, and swap contracts	5,168,529

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,851,874

(a)	For the period from March 1, 2016 (commencement of operations) through April 30, 2016.

The accompanying notes are an integral part of these financial statements.

62

Statement of Changes in Net Assets

Nationwide Emerging Markets Debt Fund
Period Ended April 30, 2016 (a) (Unaudited)
Operations:
Net investment income	$683,345
Net realized gains from investments, forward and foreign currency, and swap transactions	809,035
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, translation of assets and liabilities denominated in foreign currencies, and swap contracts	4,359,494

Change in net assets resulting from operations	5,851,874

Distributions to Shareholders From:
Net investment income:
Class A	(482)
Class C	(334)
Institutional Service Class	(505)
Institutional Class	(550,321)

Change in net assets from shareholder distributions	(551,642)

Change in net assets from capital transactions	101,278,160

Change in net assets	106,578,392

Net Assets:
Beginning of period	–

End of period	$106,578,392

Accumulated undistributed net investment income at end of period	$131,703

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$104,560
Dividends reinvested	482
Cost of shares redeemed	–

Total Class A Shares	105,042

Class C Shares
Proceeds from shares issued	99,999
Dividends reinvested	334
Cost of shares redeemed	–

Total Class C Shares	100,333

Institutional Service Class Shares
Proceeds from shares issued	100,000
Dividends reinvested	505
Cost of shares redeemed	–

Total Institutional Service Class Shares	100,505

Institutional Class Shares
Proceeds from shares issued	100,421,959
Dividends reinvested	550,321
Cost of shares redeemed	–

Total Institutional Class Shares	100,972,280

Change in net assets from capital transactions	$101,278,160

(a)	For the period from March 1, 2016 (commencement of operations) through April 30, 2016.

63

Statement of Changes in Net Assets (Continued)

Nationwide Emerging Markets Debt Fund
Period Ended April 30, 2016 (a) (Unaudited)
SHARE TRANSACTIONS:
Class A Shares
Issued	10,451
Reinvested	46
Redeemed	–

Total Class A Shares	10,497

Class C Shares
Issued	10,000
Reinvested	32
Redeemed	–

Total Class C Shares	10,032

Institutional Service Class Shares
Issued	9,999
Reinvested	49
Redeemed	–

Total Institutional Service Class Shares	10,048

Institutional Class Shares
Issued	10,041,882
Reinvested	52,984
Redeemed	–

Total Institutional Class Shares	10,094,866

Total change in shares	10,125,443

Amounts designated as “–” are zero or have been rounded to zero.

(a)	For the period from March 1, 2016 (commencement of operations) through April 30, 2016.

The accompanying notes are an integral part of these financial statements.

64

Financial Highlights

Selected data for each share of capital outstanding throughout the period indicated

Nationwide Emerging Markets Debt Fund

		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Period Ended April 30, 2016 (g) (Unaudited)	$10.00	0.06	0.52	0.58	(0.05)	(0.05)	$10.53	5.77%	$110,488	1.39%	3.47%	1.50%	40.98%

Class C Shares
Period Ended April 30, 2016 (g) (Unaudited)	$10.00	0.05	0.51	0.56	(0.03)	(0.03)	$10.53	5.64%	$105,596	2.14%	2.71%	2.25%	40.98%

Institutional Service Class Shares
Period Ended April 30, 2016 (g) (Unaudited)	$10.00	0.06	0.52	0.58	(0.05)	(0.05)	$10.53	5.81%	$105,772	1.14%	3.71%	1.25%	40.98%

Institutional Class Shares
Period Ended April 30, 2016 (g) (Unaudited)	$10.00	0.07	0.51	0.58	(0.05)	(0.05)	$10.53	5.86%	$106,256,536	0.90%	3.95%	1.02%	40.98%

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for period less than one year.
(d)	Annualized for period less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from March 1, 2016 (commencement of operations) through April 30, 2016. Total return is calculated based on inception date of February 29, 2016 through April 30, 2016.

The accompanying notes are an integral part of these financial statements.

65

Fund Overview	Nationwide Global Equity Fund

Asset Allocation†

Common Stocks	98.0%
Repurchase Agreements	6.7%
Mutual Fund	0.6%
Liabilities in excess of other assets††	(5.3)%
100.0%

Top Industries†††

Banks	7.7%
Chemicals	6.9%
Oil, Gas & Consumable Fuels	6.8%
Semiconductors & Semiconductor Equipment	5.3%
Insurance	4.2%
Machinery	4.1%
Pharmaceuticals	4.1%
Household Products	4.0%
Software	3.6%
Media	3.4%
Other Industries*	49.9%
100.0%

Top Holdings†††

Walt Disney Co. (The)	2.5%
Procter & Gamble Co. (The)	2.2%
Unilever NV, CVA	2.2%
AP Moeller - Maersk A/S, Class B	2.2%
Costco Wholesale Corp.	2.2%
UnitedHealth Group, Inc.	2.2%
Amazon.com, Inc.	2.1%
Zoetis, Inc.	2.0%
U.S. Bancorp	2.0%
Statoil ASA	1.9%
Other Holdings*	78.5%
100.0%

Top Countries†††

United States	48.3%
United Kingdom	10.2%
Japan	8.0%
Norway	4.8%
Switzerland	3.1%
Israel	2.9%
Netherlands	2.7%
Spain	2.3%
Denmark	2.2%
Germany	1.8%
Other Countries*	13.7%
100.0%

†	Percentages indicated are based upon net assets as of April 30, 2016.

††	Please refer to the Statement of Assets and Liabilities for additional details.

†††	Percentages indicated are based upon total investments as of April 30, 2016.

*	For purposes of listing top industries, top holdings and top countries, the repurchase agreements are included as part of Other.

66

Shareholder Expense Example	Nationwide Global Equity Fund

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and redemption fees; and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Per Securities and Exchange Commission (“SEC”) requirements, the examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period (November 1, 2015) and continued to hold your shares at the end of the reporting period (April 30, 2016).

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid from November 1, 2015 through April 30, 2016. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Expenses for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period from November 1, 2015 through April 30, 2016. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs were included, your costs would have been higher. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The examples also assume all dividends and distributions are reinvested.

Schedule of Shareholder Expenses

Expense Analysis of a $1,000 Investment

Nationwide Global Equity Fund April 30, 2016			Beginning Account Value ($) 11/01/15	Ending Account Value ($) 04/30/16	Expenses Paid During Period ($) 11/01/15 - 04/30/16	Expense Ratio During Period (%) 11/01/15 - 04/30/16
Class A Shares	Actual	(a)	1,000.00	943.70	6.57	1.36
	Hypothetical	(a)(b)	1,000.00	1,018.10	6.82	1.36
Class C Shares	Actual	(a)	1,000.00	940.10	10.23	2.12
	Hypothetical	(a)(b)	1,000.00	1,014.32	10.62	2.12
Institutional Service Class Shares	Actual	(a)	1,000.00	945.20	5.13	1.06
	Hypothetical	(a)(b)	1,000.00	1,019.59	5.32	1.06
Institutional Class Shares	Actual	(a)	1,000.00	945.20	4.59	0.95
	Hypothetical	(a)(b)	1,000.00	1,020.14	4.77	0.95

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value from November 1, 2015 through April 30, 2016 multiplied to reflect one-half year period. The expense ratio presented represents a six-month, annualized ratio in accordance with Securities and Exchange Commission guidelines.

(b)	Represents the hypothetical 5% return before expenses.

67

Statement of Investments

April 30, 2016 (Unaudited)

Nationwide Global Equity Fund

Common Stocks 98.0%

	Shares	Market Value

AUSTRALIA 1.4%
Commercial Services & Supplies 1.4%
Brambles Ltd.	81,078	$765,798

CHINA 0.0%†
Chemicals 0.0%†
Tianhe Chemicals Group Ltd.* (a)(b)	2,702,000	16,302

DENMARK 2.3%
Marine 2.3%
AP Moeller - Maersk A/S, Class B	891	1,254,088

FRANCE 1.7%
Electrical Equipment 1.7%
Schneider Electric SE*	13,830	904,310

GERMANY 1.9%
Software 1.9%
SAP SE	13,161	1,032,626

ISRAEL 3.1%
Semiconductors & Semiconductor Equipment 1.1%
Mellanox Technologies Ltd.*	14,300	618,475

Software 2.0%
Check Point Software Technologies Ltd.* (c)	12,700	1,052,449

		1,670,924

ITALY 1.4%
Banks 1.4%
Intesa Sanpaolo SpA	266,733	741,464

JAPAN 8.5%
Automobiles 0.9%
Toyota Motor Corp.	10,000	506,897

Banks 0.9%
Sumitomo Mitsui Financial Group, Inc.	17,000	511,559

Chemicals 0.6%
Shin-Etsu Chemical Co., Ltd.	5,400	302,447

Household Durables 0.9%
Panasonic Corp.	52,400	467,309

Machinery 2.6%
Hino Motors Ltd.	45,500	439,031
Makita Corp.	6,200	391,117
THK Co., Ltd.	26,200	520,409

		1,350,557

Personal Products 0.8%
Kao Corp.	8,300	459,131

Wireless Telecommunication Services 1.8%
NTT DOCOMO, Inc.	42,000	1,007,328

		4,605,228

Common Stocks (continued)

	Shares	Market Value

NETHERLANDS 2.8%
Chemicals 1.6%
Koninklijke DSM NV	14,386	$882,963

Semiconductors & Semiconductor Equipment 1.2%
NXP Semiconductors NV*	7,710	657,509

		1,540,472

NORWAY 5.1%
Diversified Telecommunication Services 1.3%
Telenor ASA	41,404	712,404

Metals & Mining 1.8%
Norsk Hydro ASA (c)	220,598	959,818

Oil, Gas & Consumable Fuels 2.0%
Statoil ASA	62,234	1,095,400

		2,767,622

SPAIN 2.4%
Banks 1.5%
Banco Bilbao Vizcaya Argentaria SA	117,218	805,499

Media 0.9%
Mediaset Espana Comunicacion SA	37,508	488,386

		1,293,885

SWEDEN 1.5%
Banks 1.5%
Nordea Bank AB	81,734	794,466

SWITZERLAND 3.2%
Insurance 1.6%
Zurich Insurance Group AG*	3,857	865,450

Pharmaceuticals 1.6%
Novartis AG REG	11,715	891,538

		1,756,988

TAIWAN 1.8%
Semiconductors & Semiconductor Equipment 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	41,000	967,190

UNITED KINGDOM 10.7%
Auto Components 1.9%
Delphi Automotive PLC	14,400	1,060,272

Household Products 1.9%
Reckitt Benckiser Group PLC	10,596	1,032,251

Insurance 1.2%
Aviva PLC	107,148	678,835

Machinery 1.9%
Weir Group PLC (The)	59,628	1,047,404

Multiline Retail 0.7%
Next PLC	4,807	357,766

68

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Global Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

UNITED KINGDOM (continued)
Personal Products 2.3%
Unilever NV, CVA	28,682	$1,259,995

Trading Companies & Distributors 0.8%
Ashtead Group PLC	33,474	445,184

		5,881,707

UNITED STATES 50.2%
Airlines 1.8%
Southwest Airlines Co.	22,191	989,941

Automobiles 1.1%
Ford Motor Co.	43,326	587,501

Banks 2.8%
Citigroup, Inc.	9,111	421,657
U.S. Bancorp	26,287	1,122,192

		1,543,849

Biotechnology 2.3%
Alnylam Pharmaceuticals, Inc.*	8,547	572,990
Chimerix, Inc.*	29,205	174,646
Lexicon Pharmaceuticals, Inc.* (c)	21,660	299,125
Regulus Therapeutics, Inc.* (c)	36,678	214,200

		1,260,961

Capital Markets 1.7%
T. Rowe Price Group, Inc.	12,007	904,007

Chemicals 5.1%
Ecolab, Inc.	9,494	1,091,620
LyondellBasell Industries NV, Class A	8,825	729,563
Praxair, Inc.	8,026	942,734

		2,763,917

Communications Equipment 1.7%
Arista Networks, Inc.* (c)	14,036	935,078

Electronic Equipment, Instruments & Components 1.2%
Dolby Laboratories, Inc., Class A	13,988	665,969

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	8,446	1,251,106

Food Products 2.0%
WhiteWave Foods Co. (The)*	26,457	1,063,836

Health Care Providers & Services 2.8%
Envision Healthcare Holdings, Inc.*	12,208	276,267
UnitedHealth Group, Inc.	9,464	1,246,220

		1,522,487

Household Durables 1.8%
Whirlpool Corp.	5,569	969,786

Household Products 2.3%
Procter & Gamble Co. (The)	15,776	1,263,973

Insurance 1.6%
MetLife, Inc.	18,939	854,149

Common Stocks (continued)

	Shares	Market Value

UNITED STATES (continued)
Internet & Catalog Retail 2.2%
Amazon.com, Inc.*	1,828	$1,205,731

Life Sciences Tools & Services 1.1%
Bio-Rad Laboratories, Inc., Class A*	4,187	593,926

Media 2.6%
Walt Disney Co. (The)	13,765	1,421,374

Multiline Retail 1.4%
Nordstrom, Inc. (c)	14,764	754,883

Oil, Gas & Consumable Fuels 5.0%
EOG Resources, Inc.	10,685	882,795
Hess Corp.	18,103	1,079,300
PDC Energy, Inc.*	13,274	833,474

		2,795,569

Pharmaceuticals 2.6%
Medicines Co. (The)*	8,528	303,512
Zoetis, Inc.	23,965	1,127,073

		1,430,585

Real Estate Investment Trusts (REITs) 3.3%
Digital Realty Trust, Inc.	11,400	1,002,972
Simon Property Group, Inc.	4,000	804,680

		1,807,652

Semiconductors & Semiconductor Equipment 1.5%
Micron Technology, Inc.*	76,154	818,656

		27,404,936

Total Common Stocks (cost $54,110,664)		53,398,006

Mutual Fund 0.6%
Money Market Fund 0.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37% (d)(e)	315,095	315,095

Total Mutual Fund (cost $315,095)		315,095

Repurchase Agreements 6.7%

	Principal Amount

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $1,283,315, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $1,308,951. (e)(f)	$1,283,286	1,283,286

69

Statement of Investments (Continued)

April 30, 2016 (Unaudited)

Nationwide Global Equity Fund (Continued)

Repurchase Agreements (continued)

	Principal Amount	Market Value

Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $2,391,133, collateralized by U.S. Treasury Notes, ranging from 1.50% - 2.63%, maturing 05/31/20 - 12/31/22; total market value $2,438,901. (e)(f)	$2,391,079	$2,391,079

Total Repurchase Agreements (cost $3,674,365)		3,674,365

Total Investments (cost $58,100,124) (g) — 105.3%		57,387,466

Liabilities in excess of other assets — (5.3)%		(2,901,954)

NET ASSETS — 100.0%		$54,485,512

*	Denotes a non-income producing security.

(a)	Fair valued security.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2016 was $16,302 which represents 0.03% of net assets.

(c)	The security or a portion of this security is on loan at April 30, 2016. The total value of securities on loan at April 30, 2016 was $3,889,266.

(d)	Represents 7-day effective yield as of April 30, 2016.

(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2016 was $3,989,460.

(f)	Please refer to Note 2(e) for additional information on the joint repurchase agreement.

(g)	See notes to financial statements for tax cost and unrealized appreciation/(depreciation) of securities.

†	Amount rounds to less than 0.1%.

AB	Stock Company

ADR	American Depositary Receipt

AG	Stock Corporation

A/S	Minimum Capital Public Traded Company

ASA	Stock Corporation
CVA	Dutch Certificate

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

SA	Stock Company

SE	European Public Limited Liability Company

SpA	Limited Share Company

The accompanying notes are an integral part of these financial statements.

70

Statement of Assets and Liabilities

April 30, 2016 (Unaudited)

Nationwide Global Equity Fund
Assets:
Investments, at value* (cost $54,425,759)	$53,713,101
Repurchase agreements, at value (cost $3,674,365)	3,674,365

Total Investments, at value (total cost $58,100,124)	57,387,466

Cash	322,183
Foreign currencies, at value (cost $153,492)	155,730
Dividends receivable	158,705
Security lending income receivable	1,095
Receivable for investments sold	560,480
Reclaims receivable	86,500
Prepaid expenses	27,245

Total Assets	58,699,404

Liabilities:
Payable for capital shares redeemed	126,929
Payable upon return of securities loaned (Note 2)	3,989,460
Accrued expenses and other payables:
Investment advisory fees	21,726
Fund administration fees	7,809
Distribution fees	17,278
Administrative servicing fees	10,536
Accounting and transfer agent fees	4,772
Trustee fees	118
Custodian fees	309
Compliance program costs (Note 3)	33
Professional fees	22,863
Printing fees	12,059

Total Liabilities	4,213,892

Net Assets	$54,485,512

Represented by:
Capital	$64,167,146
Accumulated undistributed net investment income	120,186
Accumulated net realized losses from investments, forward and foreign currency transactions	(9,093,727)
Net unrealized appreciation/(depreciation) from investments	(712,658)
Net unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	4,565

Net Assets	$54,485,512

*	Includes value of securities on loan of $3,889,266 (Note 2).

71

Statement of Assets and Liabilities (Continued)

April 30, 2016 (Unaudited)

Nationwide Global Equity Fund
Net Assets:
Class A Shares	$33,436,827
Class C Shares	12,780,741
Institutional Service Class Shares	1,549,268
Institutional Class Shares	6,718,676

Total	$54,485,512

Shares Outstanding (unlimited number of shares authorized):
Class A Shares	2,382,722
Class C Shares	959,588
Institutional Service Class Shares	107,359
Institutional Class Shares	465,802

Total	3,915,471

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares (a)	$14.03
Class C Shares (b)	$13.32
Institutional Service Class Shares	$14.43
Institutional Class Shares	$14.42
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$14.89

Maximum Sales Charge:
Class A Shares	5.75%

(a)	For Class A Shares that were purchased without a sales charge because such purchase exceeded $1,000,000, a contingent deferred sales charge of 1.00% may apply to any redemption of such shares within 18 months of their purchase.
(b)	For Class C Shares, the redemption price per share is reduced by a contingent deferred sales charge of 1.00% for shares held less than one year.

The accompanying notes are an integral part of these financial statements.

72

Statement of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

Nationwide Global Equity Fund
INVESTMENT INCOME:
Dividend income	$767,650
Income from securities lending (Note 2)	11,116
Interest income	2,192
Foreign tax withholding	(40,479)

Total Income	740,479

EXPENSES:
Investment advisory fees	212,243
Fund administration fees	47,149
Distribution fees Class A	42,858
Distribution fees Class C	65,219
Administrative servicing fees Class A	27,038
Administrative servicing fees Class C	10,709
Administrative servicing fees Institutional Service Class	947
Registration and filing fees	24,083
Professional fees	20,776
Printing fees	13,109
Trustee fees	855
Custodian fees	1,191
Accounting and transfer agent fees	11,908
Compliance program costs (Note 3)	130
Other	6,175

Total expenses before expenses reimbursed	484,390

Expenses reimbursed by adviser (Note 3)	(69,303)

Net Expenses	415,087

NET INVESTMENT INCOME	325,392

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions	490,003
Net realized gains from forward and foreign currency transactions (Note 2)	206,121

Net realized gains from investments, forward and foreign currency transactions	696,124

Net change in unrealized appreciation/(depreciation) from investments	(4,809,248)
Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts (Note 2)	6,766
Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies	12,867

Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(4,789,615)

Net realized/unrealized losses from investments, forward and foreign currency transactions, and translation of assets and liabilities denominated in foreign currencies	(4,093,491)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,768,099)

The accompanying notes are an integral part of these financial statements.

73

Statements of Changes in Net Assets

	Nationwide Global Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
Operations:
Net investment income	$325,392	$388,063
Net realized gains from investments, forward and foreign currency transactions	696,124	3,199,319
Net change in unrealized appreciation/(depreciation) from investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(4,789,615)	(7,201,798)

Change in net assets resulting from operations	(3,768,099)	(3,614,416)

Distributions to Shareholders From:
Net investment income:
Class A	(276,310)	(744,940)
Class C	(50,684)	(116,049)
Institutional Service Class	(16,024)	(44,405)
Institutional Class	(76,237)	(326,838)

Change in net assets from shareholder distributions	(419,255)	(1,232,232)

Change in net assets from capital transactions	(5,619,081)	(13,804,428)

Change in net assets	(9,806,435)	(18,651,076)

Net Assets:
Beginning of period	64,291,947	82,943,023

End of period	$54,485,512	$64,291,947

Accumulated undistributed net investment income at end of period	$120,186	$214,049

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$394,500	$287,452
Dividends reinvested	264,815	712,333
Cost of shares redeemed	(3,413,307)	(7,439,434)

Total Class A Shares	(2,753,992)	(6,439,649)

Class C Shares
Proceeds from shares issued	36,162	356,983
Dividends reinvested	49,685	113,737
Cost of shares redeemed	(1,107,212)	(2,235,547)

Total Class C Shares	(1,021,365)	(1,764,827)

Institutional Service Class Shares
Proceeds from shares issued	191,970	458,108
Dividends reinvested	15,000	43,932
Cost of shares redeemed	(572,604)	(505,837)

Total Institutional Service Class Shares	(365,634)	(3,797)

Institutional Class Shares
Proceeds from shares issued	137,527	138,229
Dividends reinvested	74,003	320,321
Cost of shares redeemed	(1,689,620)	(6,054,705)

Total Institutional Class Shares	(1,478,090)	(5,596,155)

Change in net assets from capital transactions	$(5,619,081)	$(13,804,428)

74

Statements of Changes in Net Assets (Continued)

	Nationwide Global Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS:
Class A Shares
Issued	27,294	18,114
Reinvested	18,480	46,929
Redeemed	(246,238)	(479,232)

Total Class A Shares	(200,464)	(414,189)

Class C Shares
Issued	2,775	24,058
Reinvested	3,642	7,959
Redeemed	(84,738)	(150,813)

Total Class C Shares	(78,321)	(118,796)

Institutional Service Class Shares
Issued	14,064	28,503
Reinvested	1,019	2,804
Redeemed	(41,009)	(31,487)

Total Institutional Service Class Shares	(25,926)	(180)

Institutional Class Shares
Issued	9,523	8,681
Reinvested	5,031	20,490
Redeemed	(119,188)	(374,747)

Total Institutional Class Shares	(104,634)	(345,576)

Total change in shares	(409,345)	(878,741)

The accompanying notes are an integral part of these financial statements.

75

Financial Highlights

Selected data for each share of capital outstanding throughout the periods indicated

Nationwide Global Equity Fund

		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Total Distributions	Redemption Fees	Net Asset Value, End of Period	Total Return (b)(c)(d)		Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Six Months Ended April 30, 2016 (Unaudited)	$14.98	0.09	(0.93)	(0.84)	(0.11)	(0.11)	–	$14.03	(5.63%	)	$33,436,827	1.36%	1.27%		1.60%	122.35%
Year Ended October 31, 2015	$16.03	0.10	(0.89)	(0.79)	(0.26)	(0.26)	–	$14.98	(4.97%	)	$38,699,660	1.35%	0.62%		1.51%	37.86%
Year Ended October 31, 2014	$15.38	0.12	0.84	0.96	(0.31)	(0.31)	–	$16.03	6.30%		$48,044,576	1.33%	0.76%		1.50%	49.77%
Period Ended October 31, 2013 (h)	$13.44	0.04	1.90	1.94	–	–	–	$15.38	14.43%		$53,641,815	1.25%	0.74%		1.67%	17.16%
Year Ended June 30, 2013	$11.73	0.13	1.97	2.10	(0.39)	(0.39)	–	$13.44	18.34%		$50,709,673	1.32%	1.00%		1.61%	28.88%
Year Ended June 30, 2012	$12.67	0.10	(1.03)	(0.93)	(0.01)	(0.01)	–	$11.73	(7.32%	)	$52,035,625	1.50%	0.88%		1.61%	77.00%
Year Ended June 30, 2011	$10.36	0.03	2.61	2.64	(0.33)	(0.33)	–	$12.67	25.52%		$67,171,855	1.50%	0.26%		1.53%	83.00%

Class C Shares
Six Months Ended April 30, 2016 (Unaudited)	$14.22	0.03	(0.88)	(0.85)	(0.05)	(0.05)	–	$13.32	(5.99%	)	$12,780,741	2.12%	0.51%		2.36%	122.35%
Year Ended October 31, 2015	$15.18	(0.02)	(0.84)	(0.86)	(0.10)	(0.10)	–	$14.22	(5.67%	)	$14,756,387	2.13%	(0.17%	)	2.30%	37.86%
Year Ended October 31, 2014	$14.65	0.01	0.79	0.80	(0.27)	(0.27)	–	$15.18	5.55%		$17,561,149	2.04%	0.05%		2.20%	49.77%
Period Ended October 31, 2013 (h)	$12.84	–	1.81	1.81	–	–	–	$14.65	14.10%		$17,153,292	1.95%	0.05%		2.36%	17.16%
Year Ended June 30, 2013	$11.18	0.06	1.89	1.95	(0.29)	(0.29)	–	$12.84	17.79%		$15,773,769	1.81%	0.51%		2.11%	28.88%
Year Ended June 30, 2012	$12.15	0.01	(0.98)	(0.97)	–	–	–	$11.18	(7.98%	)	$16,081,624	2.25%	0.12%		2.40%	77.00%
Year Ended June 30, 2011	$9.94	(0.06)	2.50	2.44	(0.23)	(0.23)	–	$12.15	24.48%		$20,863,344	2.25%	(0.49%	)	2.32%	83.00%

Institutional Service Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$15.40	0.11	(0.95)	(0.84)	(0.13)	(0.13)	–	$14.43	(5.48%	)	$1,549,268	1.06%	1.52%		1.31%	122.35%
Year Ended October 31, 2015	$16.50	0.15	(0.92)	(0.77)	(0.33)	(0.33)	–	$15.40	(4.70%	)	$2,052,712	1.05%	0.91%		1.22%	37.86%
Year Ended October 31, 2014	$15.79	0.08	0.95	1.03	(0.32)	(0.32)	–	$16.50	6.60%		$2,201,635	1.01%	0.47%		1.08%	49.77%
Period Ended October 31, 2013 (h)	$13.79	0.05	1.95	2.00	–	–	–	$15.79	14.50%		$18,002	1.03%	0.97%		1.44%	17.16%
Period Ended June 30, 2013 (i)	$12.23	0.14	1.42	1.56	–	–	–	$13.79	12.76%		$15,718	1.00%	1.71%		1.32%	28.88%

Institutional Class Shares
Six Months Ended April 30, 2016 (Unaudited)	$15.40	0.12	(0.96)	(0.84)	(0.14)	(0.14)	–	$14.42	(5.48%	)	$6,718,676	0.95%	1.64%		1.20%	122.35%
Year Ended October 31, 2015	$16.52	0.17	(0.92)	(0.75)	(0.37)	(0.37)	–	$15.40	(4.54%	)	$8,783,188	0.95%	1.04%		1.11%	37.86%
Year Ended October 31, 2014	$15.80	0.19	0.85	1.04	(0.32)	(0.32)	–	$16.52	6.68%		$15,135,663	0.95%	1.16%		1.12%	49.77%
Period Ended October 31, 2013 (h)	$13.80	0.05	1.95	2.00	–	–	–	$15.80	14.49%		$18,448,210	0.95%	1.04%		1.38%	17.16%
Year Ended June 30, 2013	$12.04	0.16	2.04	2.20	(0.44)	(0.44)	–	$13.80	18.74%		$18,854,896	1.07%	1.24%		1.31%	28.88%
Year Ended June 30, 2012	$13.04	0.14	(1.08)	(0.94)	(0.06)	(0.06)	–	$12.04	(7.15%	)	$19,644,731	1.25%	1.15%		1.25%	77.00%
Year Ended June 30, 2011	$10.65	0.08	2.68	2.76	(0.37)	(0.37)	–	$13.04	25.98%		$23,230,312	1.15%	0.62%		1.15%	83.00%

Amounts designated as “–” are zero or have been rounded to zero.

(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on November 19, 2012 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from July 1, 2013 through October 31, 2013.
(i)	For the period from November 23, 2012 (commencement of operations) through June 30, 2013. Total return is calculated based on inception date of November 21, 2012 through June 30, 2013.

The accompanying notes are an integral part of these financial statements.

76

Notes to Financial Statements

April 30, 2016 (Unaudited)

1.  Organization

Nationwide Mutual Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. As of April 30, 2016, the Trust operates fifty-four (54) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the six (6) series listed below (each, a “Fund”; collectively, the “Funds”). Nationwide Fund Advisers (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

- Nationwide Amundi Global High Yield Fund (“Global High Yield”)

- Nationwide Amundi Strategic Income Fund (“Strategic Income”)

- Nationwide Bailard Emerging Markets Equity Fund (“Emerging Markets Equity”)

- Nationwide Bailard International Equities Fund (“International Equities”)

- Nationwide Emerging Markets Debt Fund (“Emerging Markets Debt”)

- Nationwide Global Equity Fund (“Global Equity”)

The Funds, as applicable, currently offer Class A, Class C, Class M, Institutional Service Class, and Institutional Class shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the sales charge structure, distribution or service fees, administrative services fees, class specific expenses, certain voting rights, conversion features, exchange privileges, and class names or designations.

Global High Yield and Strategic Income commenced operations on November 3, 2015 and Emerging Markets Debt commenced operations on March 1, 2016.

Each of the Funds is a diversified fund, except Emerging Markets Debt which is a non-diversified fund, as defined in the 1940 Act.

2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946. The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

(a)	Security Valuation

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA, assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

77

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

The three levels of the hierarchy are summarized below.

●	Level 1 — Quoted prices in active markets for identical assets
●	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange-traded funds are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities and shares of registered open-end management investment companies and shares of exchange-traded funds valued in this manner are generally categorized as Level 1 investments within the hierarchy.

Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.

Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt and equity securities.

The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or its designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or

78

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At April 30, 2016, 100% of the market value of Global High Yield and Emerging Markets Debt was determined based on Level 2 inputs.

The following tables provide a summary of the inputs used to value the Funds’ net assets as of April 30, 2016. Please refer to the Statements of Investments for additional information on portfolio holdings.

Strategic Income

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$3,697,202	$—	$3,697,202
Bank Loans	—	1,927,196	—	1,927,196
Collateralized Mortgage Obligations	—	3,863,710	—	3,863,710
Commercial Mortgage Backed Securities	—	2,729,789	—	2,729,789
Corporate Bonds	—	12,595,545	—	12,595,545
Futures Contracts	142	—	—	142
Short-Term Investment	—	159,872	—	159,872
Total Assets	$142	$24,973,314	$—	$24,973,456
Liabilities:
Swap Contracts*	$—	$(15,309)	$—	$(15,309)
Forward Foreign Currency Contracts	—	(2,279)	—	(2,279)
Futures Contracts	(25,850)	—	—	(25,850)
Total Liabilities	$(25,850)	$(17,588)	$—	$(43,438)
Total	$(25,708)	$24,955,726	$—	$24,930,018

79

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Emerging Markets Equity

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Airlines	$—	$1,396,540	$—	$1,396,540
Automobiles	—	2,155,679	—	2,155,679
Banks	6,190,130	19,144,399	—	25,334,529
Capital Markets	—	578,417	—	578,417
Chemicals	—	3,597,000	—	3,597,000
Construction & Engineering	—	2,324,163	—	2,324,163
Construction Materials	—	787,454	—	787,454
Diversified Financial Services	—	803,528	—	803,528
Diversified Telecommunication Services	—	675,248	—	675,248
Electric Utilities	—	2,035,211	—	2,035,211
Electrical Equipment	—	697,488	—	697,488
Electronic Equipment, Instruments & Components	321,326	2,966,315	—	3,287,641
Food Products	1,159,682	1,324,520	—	2,484,202
Health Care Equipment & Supplies	—	444,084	—	444,084
Hotels, Restaurants & Leisure	—	1,121,453	—	1,121,453
Household Durables	—	2,133,056	—	2,133,056
Independent Power and Renewable Electricity Producers	—	421,062	—	421,062
Industrial Conglomerates	—	1,916,787	—	1,916,787
Information Technology Services	1,692,000	508,018	—	2,200,018
Insurance	—	603,248	—	603,248
Internet Software & Services	3,664,900	—	—	3,664,900
Media	—	825,669	—	825,669
Metals & Mining	1,515,750	2,398,396	—	3,914,146
Oil, Gas & Consumable Fuels	5,337,250	8,562,307	—	13,899,557
Paper & Forest Products	—	1,435,401	—	1,435,401
Pharmaceuticals	—	2,284,542	—	2,284,542
Real Estate Investment Trusts (REITs)	—	1,596,903	—	1,596,903
Real Estate Management & Development	—	3,216,254	—	3,216,254
Semiconductors & Semiconductor Equipment	3,774,399	1,139,111	—	4,913,510
Specialty Retail	—	1,590,281	—	1,590,281
Technology Hardware, Storage & Peripherals	—	4,203,892	—	4,203,892
Textiles, Apparel & Luxury Goods	—	1,982,567	—	1,982,567
Tobacco	—	2,693,379	—	2,693,379
Transportation Infrastructure	—	1,348,057	—	1,348,057
Wireless Telecommunication Services	833,400	5,525,054	—	6,358,454
Total Common Stocks	$24,488,837	$84,435,483	$—	$108,924,320
Exchange Traded Funds	4,997,500	—	—	4,997,500
Mutual Fund	265,547	—	—	265,547
Repurchase Agreements	—	3,096,578	—	3,096,578
Total	$29,751,884	$87,532,061	$—	$117,283,945

International Equities

	Level 1(c)	Level 2(c)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$7,165,195	$—	$7,165,195
Air Freight & Logistics	—	3,773,177	—	3,773,177
Airlines	3,157,050	5,304,018	—	8,461,068

80

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

	Level 1(c)	Level 2(c)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Auto Components	$—	$7,959,708	$—	$7,959,708
Automobiles	—	6,118,895	—	6,118,895
Banks	5,275,650	39,492,822	—	44,768,472
Beverages	—	6,091,684	—	6,091,684
Biotechnology	—	5,672,804	—	5,672,804
Capital Markets	—	4,676,398	—	4,676,398
Chemicals	—	11,379,691	—	11,379,691
Commercial Services & Supplies	—	1,283,613	—	1,283,613
Construction & Engineering	—	5,938,543	—	5,938,543
Construction Materials	—	6,691,079	—	6,691,079
Containers & Packaging	—	4,021,809	—	4,021,809
Diversified Financial Services	—	1,131,595	—	1,131,595
Diversified Telecommunication Services	—	15,769,040	—	15,769,040
Electric Utilities	—	5,671,430	—	5,671,430
Electrical Equipment	—	1,789,551	—	1,789,551
Electronic Equipment, Instruments & Components	—	3,205,204	—	3,205,204
Food & Staples Retailing	—	12,528,714	—	12,528,714
Food Products	799,500	7,256,124	—	8,055,624
Health Care Equipment & Supplies	—	7,153,111	—	7,153,111
Hotels, Restaurants & Leisure	—	2,046,981	—	2,046,981
Household Durables	—	6,105,196	—	6,105,196
Household Products	—	4,383,850	—	4,383,850
Industrial Conglomerates	—	2,660,853	—	2,660,853
Information Technology Services	—	2,333,567	—	2,333,567
Insurance	2,618,400	16,895,197	—	19,513,597
Internet Software & Services	—	918,724	—	918,724
Life Sciences Tools & Services	—	4,169,709	—	4,169,709
Machinery	—	2,270,181	—	2,270,181
Media	—	8,626,258	—	8,626,258
Metals & Mining	2,561,500	7,931,361	—	10,492,861
Multi-Utilities	—	5,757,669	—	5,757,669
Oil, Gas & Consumable Fuels	5,250,000	16,137,546	—	21,387,546
Paper & Forest Products	—	6,610,667	—	6,610,667
Personal Products	—	3,797,960	—	3,797,960
Pharmaceuticals	6,842,401	11,398,656	—	18,241,057
Professional Services	—	6,363,681	—	6,363,681
Real Estate Investment Trusts (REITs)	—	1,726,381	—	1,726,381
Real Estate Management & Development	—	3,747,134	—	3,747,134
Road & Rail	—	3,743,074	—	3,743,074
Software	2,483,500	2,953,349	—	5,436,849
Specialty Retail	—	7,597,658	—	7,597,658
Technology Hardware, Storage & Peripherals	—	5,277,539	—	5,277,539
Textiles, Apparel & Luxury Goods	—	1,300,126	—	1,300,126
Tobacco	—	7,406,319	—	7,406,319
Wireless Telecommunication Services	—	3,275,720	—	3,275,720
Total Common Stocks	$28,988,001	$315,509,561	$—	$344,497,562
Exchange Traded Funds	4,110,500	—	—	4,110,500
Mutual Fund	1,007,894	—	—	1,007,894
Repurchase Agreements	—	11,753,180	—	11,753,180
Total	$34,106,395	$327,262,741	$—	$361,369,136

81

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Global Equity

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$989,941	$—	$—	$989,941
Auto Components	1,060,272	—	—	1,060,272
Automobiles	587,501	506,897	—	1,094,398
Banks	1,543,849	2,852,988	—	4,396,837
Biotechnology	1,260,961	—	—	1,260,961
Capital Markets	904,007	—	—	904,007
Chemicals	2,763,917	1,185,410	16,302	3,965,629
Commercial Services & Supplies	—	765,798	—	765,798
Communications Equipment	935,078	—	—	935,078
Diversified Telecommunication Services	—	712,404	—	712,404
Electrical Equipment	—	904,310	—	904,310
Electronic Equipment, Instruments & Components	665,969	—	—	665,969
Food & Staples Retailing	1,251,106	—	—	1,251,106
Food Products	1,063,836	—	—	1,063,836
Health Care Providers & Services	1,522,487	—	—	1,522,487
Household Durables	969,786	467,309	—	1,437,095
Household Products	1,263,973	1,032,251	—	2,296,224
Insurance	854,149	1,544,285	—	2,398,434
Internet & Catalog Retail	1,205,731	—	—	1,205,731
Life Sciences Tools & Services	593,926	—	—	593,926
Machinery	—	2,397,961	—	2,397,961
Marine	—	1,254,088	—	1,254,088
Media	1,421,374	488,386	—	1,909,760
Metals & Mining	—	959,818	—	959,818
Multiline Retail	754,883	357,766	—	1,112,649
Oil, Gas & Consumable Fuels	2,795,569	1,095,400	—	3,890,969
Personal Products	1,259,995	459,131	—	1,719,126
Pharmaceuticals	1,430,585	891,538	—	2,322,123
Real Estate Investment Trusts (REITs)	1,807,652	—	—	1,807,652
Semiconductors & Semiconductor Equipment	3,061,830	—	—	3,061,830
Software	1,052,449	1,032,626	—	2,085,075
Trading Companies & Distributors	—	445,184	—	445,184
Wireless Telecommunication Services	—	1,007,328	—	1,007,328
Total Common Stocks	$33,020,826	$20,360,878	$16,302	$53,398,006
Mutual Fund	315,095	—	—	315,095
Repurchase Agreements	—	3,674,365	—	3,674,365
Total	$33,335,921	$24,035,243	$16,302	$57,387,466

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Swap contracts are included in the table at value, with the exception of centrally cleared credit default swap contracts which are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

(a)

During the six months ended April 30, 2016, Emerging Markets Equity had four transfers of international common stocks from Level 1 to Level 2. The total market value of the four investments at the time of the transfer and at April 30, 2016, was $3,124,600 and $3,126,468, respectively. Each investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in a Level 1

82

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

classification. At April 30, 2016, Emerging Markets Equity valued each of these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in a Level 2 classification.

(b)	During the six months ended April 30, 2016, Emerging Markets Equity had a transfer of an international common stock from Level 2 to Level 1. The market value at the time of the transfer and at April 30, 2016, was $254,466 and $1,159,682, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At April 30, 2016, Emerging Markets Equity valued this security at the last quoted sales price without a fair value factor, resulting in the Level 1 classification.

(c)	During the six months ended April 30, 2016, International Equities had two transfers of international common stocks from Level 1 to Level 2. The total market value of the two investments at the time of the transfer and at April 30, 2016, was $5,610,554 and $4,926,836, respectively. Each investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in a Level 1 classification. At April 30, 2016, International Equities valued each of these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in a Level 2 classification.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Global Equity

	Common Stock	Total
Balance as of 10/31/15	$16,315	$16,315
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Net Appreciation/(Depreciation)	(13)	(13)
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—
Balance as of 04/30/16	$16,302	$16,302
Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 04/30/16**	$(13)	$(13)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

**	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments”.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

(b)	Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Fund’s investments, assets, and liabilities.

Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from

83

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

changes in the market prices of the relevant securities. Each portion contributes to the net realized gain or loss from investment transactions and net change in unrealized appreciation/(depreciation) from investments. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statement of Operations under “Net realized gains/losses from foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from translation of assets and liabilities denominated in foreign currencies”, if applicable.

(c)	Swap Contracts

Credit Default Swaps. Global High Yield, Strategic Income, and Emerging Markets Debt entered into credit default swap contracts during the period ended April 30, 2016. Credit default swap contracts are either privately negotiated agreements between a Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

Global High Yield and Strategic Income utilized credit default swap contracts to manage broad credit market spread exposure. Emerging Markets Debt used credit default swap contracts to create synthetic long and short exposure to sovereign debt securities. Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Swap contracts, at value.” These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the purchaser in a credit default swap contract, a Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, a Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap plus the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, a Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

As the seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest

84

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing a Fund’s investments as of April 30, 2016 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared credit default swaps. The daily change in valuation of centrally cleared credit default swaps is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations.

At April 30, 2016, Global High Yield had no open swap contracts.

(d)	Forward Foreign Currency Contracts

The Funds are subject to foreign currency exchange risk in the normal course of pursuing their objective(s). The Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

85

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Global High Yield, Strategic Income, Emerging Markets Equity, International Equities, Emerging Markets Debt, and Global Equity’s forward foreign currency contracts are disclosed in the Statement of Assets and Liabilities under “Unrealized appreciation/ (depreciation) on forward foreign currency contracts”, in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from forward and foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) from forward foreign currency contracts”, if applicable.

At April 30, 2016, Emerging Markets Equity, International Equities and Global Equity Fund had no open forward foreign currency contracts.

(e)	Futures Contracts

Strategic Income is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). Strategic Income entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, a Fund is required to pledge to the broker an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

A Fund’s futures contracts are reflected in the Statement of Assets and Liabilities under “Net unrealized appreciation/(depreciation) from futures contracts”, in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains/losses from futures transactions” and “Net change in unrealized appreciation/(depreciation) from futures contracts.”

The following tables provide a summary of the Funds’ derivative instruments categorized by risk exposure as of April 30, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2016

Global High Yield

Liabilities:	Statement of Assets & Liabilities	Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(340,000)
Total		$(340,000)

86

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Strategic Income

Assets:	Statement of Assets & Liabilities	Fair Value
Futures Contracts(a)
Interest rate risk	Unrealized appreciation from futures contracts	$142
Total		$142
Liabilities:
Swap Contracts(b)
Credit risk	Swap contracts, at value	$(15,309)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(2,279)
Futures Contracts(a)
Interest rate risk	Unrealized depreciation from futures contracts	(25,850)
Total		$(43,438)

Emerging Markets Debt

Assets:	Statement of Assets & Liabilities	Fair Value
Swap Contracts(b)
Credit risk	Swap contracts, at value	$392,144
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	332,294
Total		$724,438
Liabilities:
Swap Contracts(b)
Credit risk	Swap contracts, at value	$(385,419)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(431,629)
Total		$(817,048)

(a)	Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

(b)	Swap contracts are included in the table at value, with the exception of centrally cleared credit default swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared credit default swaps, only the variation margin on swap contracts is reported in the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended April 30, 2016

Global High Yield

Realized Gain/(Loss):	Total
Swap Contracts
Credit risk	$(1,522,856)
Forward Foreign Currency Contracts
Currency risk	(878,033)
Total	$(2,400,889)

87

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Strategic Income

Realized Gain/(Loss):	Total
Swap Contracts
Credit risk	$14,367
Forward Foreign Currency Contracts
Currency risk	(9,842)
Futures Contracts
Interest rate risk	(298,922)
Total	$(294,397)

Emerging Markets Equity

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$(205,775)
Total	$(205,775)

International Equities

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$(1,269,342)
Total	$(1,269,342)

Emerging Markets Debt

Realized Gain/(Loss):	Total
Swap Contracts
Credit risk	$(12,257)
Forward Foreign Currency Contracts
Currency risk	234,278
Total	$222,021

Global Equity

Realized Gain/(Loss):	Total
Forward Foreign Currency Contracts
Currency risk	$187,964
Total	$187,964

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations for the Period Ended April 30, 2016

Global High Yield

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(340,400)
Total	$(340,400)

88

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Strategic Income

Unrealized Appreciation/(Depreciation):	Total
Swap Contracts
Credit risk	$(15,309)
Forward Foreign Currency Contracts
Currency risk	(2,279)
Futures Contracts
Interest rate risk	(25,708)
Total	$(43,296)

International Equities

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$(598,672)
Total	$(598,672)

Emerging Markets Debt

Unrealized Appreciation/(Depreciation):	Total
Swap Contracts
Credit risk	$(119,696)
Forward Foreign Currency Contracts
Currency risk	(99,335)
Total	$(219,031)

Global Equity

Unrealized Appreciation/(Depreciation):	Total
Forward Foreign Currency Contracts
Currency risk	$6,766
Total	$6,766

Information about derivative instruments reflected as of April 30, 2016 is generally indicative of the type of derivative instruments used for the Funds for the periods ended April 30, 2016.

The number of futures contracts held by the Strategic Income as of April 30, 2016 is generally indicative of the volume for the periods ended April 30, 2016.

The number of forward foreign currency contracts held by Global High Yield, Strategic Income, and Emerging Markets Debt as of April 30, 2016 is generally indicative of the volume for the periods ended April 30, 2016.

The number of credit default swap contracts held by Strategic Income and Emerging Markets Debt as of April 30, 2016 is generally indicative of the volume for the periods ended April 30, 2016.

For the periods ended April 30, 2016, the average amounts of outstanding derivative financial instruments held by Global High Yield, Emerging Markets Equity, International Equities, and Global Equity were as follows.

89

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Global High Yield

Non Centrally Cleared Credit Default Swaps:
Average Notional Balance — Sell Protection(a)	$34,500,000

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased(b)	$1,285,959
Average Settlement Value Sold(b)	$16,676,156

Emerging Markets Equity

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Sold(c)	$3,282,190

International Equities

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased(d)	$6,607,056
Average Settlement Value Sold(d)	$30,548,324

Emerging Markets Debt

Non Centrally Cleared Credit Default Swaps:
Average Notional Balance — Buy Protection(e)	$12,200,000
Average Notional Balance — Sell Protection(e)	$3,600,000

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased(f)	$7,583,658
Average Settlement Value Sold(f)	$12,965,249

Global Equity

Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased(g)	$12,415,444
Average Settlement Value Sold(g)	$14,638,637

(a)	Global High Yield entered into non centrally cleared credit default swaps from November 3, 2015 through December 14, 2015.

(b)	Global High Yield entered into forward foreign currency contracts from November 10, 2015 through April 30, 2016.

(c)	Emerging Markets Equity entered into forward foreign currency contracts from December 3, 2015 through April 13, 2016.

(d)	International Equities entered into forward foreign currency contracts from November 1, 2015 through March 22, 2016.

(e)	Emerging Markets Debt entered into non centrally cleared credit default swaps from March 4, 2016 through April 30, 2016.

(f)	Emerging Markets Debt entered into forward foreign currency contracts from March 1, 2016 through April 30, 2016.

(g)	Global Equity entered into forward foreign currency contracts from November 1, 2015 through March 2, 2016.

90

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution. At April 30, 2016, Strategic Income has entered into futures contracts. The futures contract agreement does not provide for a netting arrangement.

For financial reporting purposes Global High Yield, Strategic Income, and Emerging Markets Debt do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of Assets and Liabilities.”

The following tables set forth Global High Yield, Strategic Income, and Emerging Markets Debt’s net exposure by counterparty for forward foreign currency contracts and credit default swap contracts that are subject to enforceable master netting arrangements or similar arrangements as of April 30, 2016:

Global High Yield

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(340,400)	$—	$(340,400)
Total	$(340,400)	$—	$(340,400)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Bank of America NA	$(340,400)	$—	$—	$(340,400)
Total	$(340,400)	$—	$—	$(340,400)

Amounts designated as “—” are zero.

91

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Strategic Income

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Contracts	$(2,279)	$—	$(2,279)
Total	$(2,279)	$—	$(2,279)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Bank of America NA	$(2,279)	$—	$—	$(2,279)
Total	$(2,279)	$—	$—	$(2,279)

Amounts designated as “—” are zero.

Emerging Markets Debt

Offsetting of Financial Assets and Derivative Assets:

Description	Gross Amounts of Recognized Derivative Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities
Swap Contracts	$392,144	$—	$392,144
Forward Foreign Currency Contracts	332,294	—	332,294
Total	$724,438	$—	$724,438

Amounts designated as “—” are zero.

92

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Financial Assets, Derivative Assets and Collateral Pledged by Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$413,195	$(413,195)	$—	$—
JPMorgan Chase Bank	311,243	(178,055)	—	133,188
Total	$724,438	$(591,250)	$—	$133,188

Amounts designated as “—” are zero.

Offsetting of Financial Liabilities and Derivative Liabilities:

Description	Gross Amounts of Recognized Derivative Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities
Swap Contracts	$(385,419)	$—	$(385,419)
Forward Foreign Currency Contracts	(431,629)	—	(431,629)
Total	$(817,048)	$—	$(817,048)

Amounts designated as “—” are zero.

Financial Liabilities, Derivative Liabilities and Collateral Pledged to Counterparty:

		Gross Amounts not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Derivative Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(638,993)	$413,195	$—	$(225,798)
JPMorgan Chase Bank	(178,055)	178,055	—	—
Total	$(817,048)	$591,250	$—	$(225,798)

Amounts designated as “—” are zero.

(f)	Securities Lending

During the period ended April 30, 2016, Emerging Markets Equity, International Equities, and Global Equity entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.

Brown Brothers Harriman & Co. (“BBH”) serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Funds receive payments from BBH equivalent to any dividends while on loan, in lieu of income which is included as “Dividend income” on the Statement of Operations. The Funds also receive interest that would have

93

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from BBH and reflected in the Statement of Operations under “Income from securities lending.” There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by BBH to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. BBH receives a fee based on the difference between the income earned on the investment of cash collateral received from borrowers and the cash collateral fee, or a percentage of the loan fee charged to the borrower with respect to the receipt of non-cash collateral.

In accordance with guidance presented in FASB Accounting Standards Update (“ASU”) 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of April 30, 2016, which were comprised of cash, were as follows:

Fund	Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Emerging Markets Equity	$3,362,125
International Equities	12,761,074
Global Equity	3,989,460

The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and/or the Fidelity Institutional Money Market Fund, Institutional Class and shown in the Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by BBH and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets.

The Securities Lending Agency Agreement between the Trust and BBH provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, BBH is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Agency Agreement.

At April 30, 2016, the Securities Lending Agreement does not permit the Funds to enforce a netting arrangement.

(g)	Joint Repurchase Agreements

During the period ended April 30, 2016, Emerging Markets Equity, International Equities, and Global Equity, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission, transferred cash collateral received from securities lending transactions, through a joint account at the securities lending agent, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, BBH takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued

94

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At April 30, 2016, the joint repos on a gross basis were as follows:

BNP Paribas Securities Corp., 0.28%, dated 04/29/16, due 05/02/16, repurchase price $117,002,730, collateralized by a U.S. Treasury Note, 3.50%, maturing 05/15/20; total market value $119,340,010.

Royal Bank of Canada, 0.27%, dated 04/29/16, due 05/02/16, repurchase price $218,004,905, collateralized by U.S. Treasury Notes, ranging from 1.50% - 2.63%, maturing 05/31/20 - 12/31/22; total market value $222,360,057.

At April 30, 2016, the Funds’ investment in the joint repos was subject to an enforceable netting arrangement. The Funds’ proportionate holding in the joint repos was as follows:

					Gross Amounts not Offset in the Statement of Assets and Liabilities
Fund	Counterparty	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Received*	Net Amount of Assets
Emerging Markets Equity	BNP Paribas Securities Corp.	$1,081,491	$—	$1,081,491	$(1,081,491)	$—
Emerging Markets Equity	Royal Bank of Canada	2,015,087	—	2,015,087	(2,015,087)	—
International Equities	BNP Paribas Securities Corp.	4,104,842	—	4,104,842	(4,104,842)	—
International Equities	Royal Bank of Canada	7,648,338	—	7,648,338	(7,648,338)	—
Global Equity	BNP Paribas Securities Corp.	1,283,286	—	1,283,286	(1,283,286)	—
Global Equity	Royal Bank of Canada	2,391,079	—	2,391,079	(2,391,079)	—

Amounts designated as “—” are zero.

*	At April 30, 2016, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for each Fund’s undivided interest in each joint repo and related collateral.

(h)	Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income is recorded on the ex-dividend date and is recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

95

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

(i)	Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly for Global High Yield, Strategic Income, and Emerging Markets Debt, and are declared and paid quarterly for Emerging Markets Equity, International Equities, and Global Equity. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a “return of capital” distribution.

(j)	Federal Income Taxes

Each Fund elected to be treated as, and intends to qualify each year as, a “Regulated Investment Company” by complying with the provisions available to certain investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. A Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. If such a tax position taken by a Fund is not sustained upon examination by a taxing authority, that Fund could incur taxes and penalties related to that position, and those amounts could be material. A tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefits to recognize in the financial statements. Differences result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. The current and prior three tax year ends (as applicable), and any interim tax period since then, generally remain open for examination by taxing authorities.

Each Fund engages in ongoing monitoring and analysis; future conclusions reached by management could be different and result in adjustments to a Fund’s NAV and financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k)	Allocation of Expenses, Income and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.

96

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

3.  Transactions with Affiliates

Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each the Funds as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

As of April 30, 2016, the subadviser for each Fund is as follows:

Fund	Subadviser
Global High Yield	Amundi Smith Breeden, LLC (“Amundi”)
Strategic Income	Amundi
Emerging Markets Equity	Bailard, Inc. (“Bailard”)
International Equities	Bailard
Emerging Markets Debt	Standard Life Investments (Corporate Funds) Limited
Global Equity	UBS Asset Management (Americas) Inc.

Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the period ended April 30, 2016, the Funds paid investment advisory fees to NFA according to the schedule below.

Fund	Fee Schedule	Advisory Fee (annual rate)
Global High Yield	All Assets	0.64%
Strategic Income	All Assets	0.56%
Emerging Markets Equity	$0 up to $200 million	1.00%
	$200 million and more	0.97%
International Equities	$0 up to $1 billion	0.75%
	$1 billion and more	0.70%
Emerging Markets Debt	All Assets	0.70%
Global Equity	$0 up to $250 million	0.75%
	$250 million up to $500 million	0.70%
	$500 million up to $1 billion	0.68%
	$1 billion and more	0.65%

For the period ended April 30, 2016, the effective advisory fee rates were as follows:

Fund	Effective Advisory Fee Rates
Global High Yield	0.64%
Strategic Income	0.56
Emerging Markets Equity	1.00
International Equities	0.75
Emerging Markets Debt	0.69
Global Equity	0.75

From these fees, pursuant to the subadvisory agreements, NFA pays fees to the unaffiliated subadvisers.

The Trust and NFA have entered into a written Expense Limitation Agreement that limits Funds’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative

97

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Services Plan, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the table below until March 31, 2017.

Fund	Classes	Amount (annual rate)
Global High Yield	All Classes	0.70%
Strategic Income	All Classes	0.67
Emerging Markets Equity	All Classes	1.10
International Equities	All Classes	1.10	(a)
Emerging Markets Debt	All Classes	0.90
Global Equity	All Classes	0.95
(a)	For the period April 1, 2016 through April 30, 2016. Pursuant to an amendment to the Expense Limitation Agreement, the Fund’s class specific expense limitation was replaced with a Fund expense limitation effective April 1, 2016 through March 31, 2017.

Prior to April 1, 2016, the Trust and NFA had a written Expense Limitation Agreement that limited International Equities’ operating expenses (excluding any interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of the Fund’s business) from exceeding the following amounts:

Fund	Class A	Class C	Institutional Service Class	Institutional Class	Class M
International Equities	1.42%	2.10%	1.27%	1.10%	1.10%

NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to a Fund was made. However, no reimbursement may be made unless: (i) a Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.

As of April 30, 2016, the cumulative potential reimbursements for the Funds, listed by the period in which NFA waived fees or reimbursed expenses to the Funds are:

Fund	Fiscal Year 2013 Amount		Period Ended July 31, 2014 Amount(a)	Fiscal Year 2014 Amount		Fiscal Year 2015 Amount	Six Months Ended April 30, 2016 Amount		Total
Global High Yield	N/A		N/A	N/A		N/A	$112,753	(b)	$112,753
Strategic Income	N/A		N/A	N/A		N/A	127,721	(b)	127,721
Emerging Markets Equity	N/A		N/A	154,262	(c)	$186,838	78,859		419,959
International Equities	N/A		$—	—	(d)	—	—		—
Emerging Markets Debt	N/A		N/A	N/A		N/A	20,031	(e)	20,031
Global Equity	$281,150	(f)	N/A	148,288		121,423	69,303		620,164

N/A — Not Applicable.

98

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

Amounts designated as “—” are zero or have been rounded to zero.

(a)	For the period from September 16, 2013 through July 31, 2014.

(b)	For the period from November 3, 2015 (commencement of operations) through April 30, 2016.

(c)	For the period from April 1, 2014 (commencement of operations) through October 31, 2014.

(d)	For the period from August 1, 2014 through October 31, 2014.

(e)	For the period from March 1, 2016 (commencement of operations) through April 30, 2016.

(f)	For the periods from November 19, 2012 through June 30, 2013 and July 1, 2013 through October 31, 2013, the cumulative potential reimbursements amounted to $159,353 and $121,797, respectively.

During the period ended April 30, 2016, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement.

NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.

Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Variable Insurance Trust (“NVIT”), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the fee schedule below.

Combined Fee Schedule
Up to $25 billion	0.025%
$25 billion and more	0.020%

For the period ended April 30, 2016, NFM earned $274,853 in fees from the Funds under the Joint Fund Administration and Transfer Agency Agreement.

In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes and networking fees paid to broker-dealers that provide sub-accounting and sub-transfer agency services to their customers who are Fund shareholders. Such services, which are not otherwise provided by NFM, generally include individual account maintenance and recordkeeping, dividend disbursement, responding to shareholder calls and inquiries, providing statements and transaction confirmations, tax reporting, and other shareholder services. Depending on the nature and quality of the services provided, fees for these services may range from $6 to $21 per customer per year.

Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the Trust, the Trust has agreed to reimburse NFM for certain costs related to the Funds’ portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the period ended April 30, 2016, the Funds’ aggregate portion of such costs amounted to $1,663.

Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”), the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of

99

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as follows:

●	0.25% of the average daily net assets of Class A shares of each Fund (distribution or service fee)
●	1.00% of the average daily net assets of Class C shares of each Fund (0.75% of which may be a distribution fee and 0.25% service fee)

Pursuant to an Underwriting Agreement, NFD serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on Class A shares. These fees are deducted from, and are not included in, proceeds from sales of Class A shares of the Funds. From these fees, NFD pays sales commissions, salaries and other expenses in connection with generating new sales of Class A shares of the Funds. Emerging Markets Equity, International Equities, and Global Equity Class A sales charges range from 0.00% to 5.75%, and Global High Yield, Strategic Income, and Emerging Markets Debt Class A sales charges range from 0.00% to 2.25% based on the amount of the purchase. During the period ended April 30, 2016, the Funds imposed front-end sales charges of $40,396. From these fees, NFD retained a portion amounting to $5,774.

NFD also receives fees in the form of contingent deferred sales charges (“CDSCs”) on Class A and Class C shares. Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. A CDSC is imposed on Class A shares for certain redemptions, and Class C shares made within 1 year of purchase. Applicable Class A CDSCs are 1.00% for Emerging Markets Equity, International Equities and Global Equity. Applicable Class A CDSCs are 0.75% for Global High Yield, Strategic Income, and Emerging Markets Debt. Class C CDSCs are 1.00% for all Funds. During the period ended April 30, 2016, the Funds imposed CDSCs of $0.

Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts; (ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v) answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25% of the average daily net assets of Class A, Class C, Class R, and Institutional Service Class shares of each of the Funds.

For the period ended April 30, 2016, the effective rates for administrative services fees paid by the Funds were as follows:

Fund	Class A	Class C	Institutional Service Class
Global High Yield	0.11%	0.11%	0.10%
Strategic Income	0.11	0.10	0.11
Emerging Markets Equity	0.02	—	—
International Equities	0.12	0.11	0.11
Emerging Markets Debt	0.24	0.24	0.24
Global Equity	0.16	0.16	0.11

Amounts designated as “—” have been rounded to zero.

For the period ended April 30, 2016, each Fund’s total administrative servicing fees were as follows:

Fund	Amount
Global High Yield	$156
Strategic Income	13,275
Emerging Markets Equity	3
International Equities	63,199
Emerging Markets Debt	124
Global Equity	38,694

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Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

As of April 30, 2016, NFA or its affiliates directly held the percentage indicated below of the shares outstanding of the applicable Fund.

Fund	% of Shares Outstanding Owned
Global High Yield	99.99%
Strategic Income	99.85
Emerging Markets Equity	76.41
International Equities	—
Emerging Markets Debt	100.00
Global Equity	—

Amounts designated as “—” are zero or have been rounded to zero.

4.  Line of Credit

The Trust and NVIT (together, the “Trusts”) have a credit agreement with JPMorgan, The Bank of New York Mellon, and Wells Fargo Bank National Association, permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.10% per year on $100,000,000. Borrowings under this arrangement bear interest at a rate of 1.00% per annum plus the higher of (a) the one month London Interbank Offered Rate or (b) the Federal Funds Rate. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. The line of credit is renewed annually, and next expires on July 14, 2016. During the period ended April 30, 2016, the Funds had no borrowings under the line of credit.

Global High Yield, Strategic Income, and Emerging Markets Debt are not yet party to this agreement but are expected to be added upon renewal

5.  Investment Transactions

For the period ended April 30, 2016, purchases and sales of securities (excluding short-term securities) were as follows:

Fund	Purchases*	Sales*
Global High Yield	$209,813,409	$46,411,452
Strategic Income	47,975,152	23,572,983
Emerging Markets Equity	60,892,543	54,534,734
International Equities	180,957,813	140,516,011
Emerging Markets Debt	113,147,409	25,854,269
Global Equity	68,512,656	74,448,175
*	Includes purchases and sales of long-term U.S. Government securities, if any.

6.  Portfolio Investment Risks

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.

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April 30, 2016 (Unaudited)

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Risks Associated with REIT and Real Estate Investments

Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Risks Associated with Interest Rates

Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.

Other

The Trust may invest through an omnibus account at BBH any cash collateral received from securities lending on a daily basis in the Fidelity Institutional Money Market Fund, Institutional Class. As with investments in any money market fund, the Trust’s investments of cash in the Fidelity Institutional Money Market Fund, Institutional Class are neither guaranteed nor insured, and shares of the Fidelity Institutional Money Market Fund, Institutional Class may decline in value, causing losses to the Trust.

7.  Indemnifications

Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust. Based on experience, however, the Trust expects the risk of loss to be remote.

8.   Other

As of April 30, 2016, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprising a group of individual shareholders), which held more than 10% of the total shares outstanding of the Funds as detailed below.

Fund	% of Shares	Number of Accounts
Global High Yield	81.35%	3	(a)
Strategic Income	99.85	1	(a)
Emerging Markets Equity	91.95	4
International Equities	39.12	2
Emerging Markets Debt	84.23	3	(a)
Global Equity	53.89	1
(a)	Each such account is the account of an affiliated fund.

102

Notes to Financial Statements (Continued)

April 30, 2016 (Unaudited)

9.  Recaptured Brokerage Commissions

The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gain/(loss) on the sale of investments presented in the Funds’ Statement of Operations. During the period ended April 30, 2016, the Funds did not recapture any brokerage commissions.

10.  Federal Tax Information

As of April 30, 2016, the tax cost of securities (excluding derivative contracts) and the breakdown of unrealized appreciation/(depreciation) was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global High Yield	$163,408,719	$4,229,690	$(2,639,122)	$1,590,568
Strategic Income	24,691,840	567,507	(286,033)	281,474
Emerging Markets Equity	115,018,226	9,302,056	(7,036,337)	2,265,719
International Equities	330,314,569	42,872,046	(11,817,479)	31,054,567
Emerging Markets Debt	92,731,130	4,537,170	(25,993)	4,511,177
Global Equity	58,231,673	3,137,232	(3,981,439)	(844,207)

11.  Subsequent Events

Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

103

Supplemental Information

April 30, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard Emerging Markets Equity Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide Bond Fund

Nationwide Core Plus Bond Fund

Nationwide Diverse Managers Fund

Nationwide Fund

Nationwide Global Equity Fund

Nationwide Government Bond Fund

Nationwide Growth Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide Herndon Mid Cap Value Fund

Nationwide High Yield Bond Fund

Nationwide HighMark California Intermediate Tax Free Bond Fund

Nationwide HighMark Bond Fund

Nationwide HighMark Large Cap Core Equity Fund

Nationwide HighMark National Intermediate Tax Free Bond Fund

Nationwide HighMark Short Term Bond Fund

Nationwide HighMark Small Cap Core Fund

Nationwide Inflation-Protected Securities Fund

Nationwide Money Market Fund

Nationwide Portfolio Completion Fund

Nationwide Small Company Growth Fund

Nationwide U.S. Small Cap Value Fund

Nationwide Ziegler Equity Income Fund

Nationwide Ziegler Wisconsin Tax Exempt Fund

Renewal of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (together, the “Advisory Agreements”) must be approved for each series or fund of the Trust (individually a “Fund” and collectively the “Funds”) for an initial term no greater than two years, and renewed at least annually thereafter, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider at each meeting factors that are relevant to the annual renewal of each Fund’s Advisory Agreement, including investment performance, Sub-Adviser updates and reviews, reports with respect to brokerage and portfolio transactions, use of soft dollars for research products and services, portfolio turnover rates, compliance monitoring, and the services and support provided to the Fund and its shareholders.

In preparation for the Board’s meetings in 2016 to consider the continuation of the Advisory Agreements, the Trustees requested information to be provided in connection with their consideration of the renewal of the Advisory Agreements. In response to that request, the Trustees were furnished with a wide range of information to assist in their deliberations. These materials included:

●	A summary report for each Fund that sets out a variety of information regarding the Fund, including performance, expense, and profitability information;

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Supplemental Information (Continued)

April 30, 2016 (Unaudited)

●

Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, on a Fund-by-Fund basis, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended August 31, 2015) compared with performance universes created by Broadridge of similar or peer group funds, (b) expense rankings comparing the Fund’s fees and expenses with expense groups and expense universes created by Broadridge of similar or peer group funds (a “Broadridge expense group”), and (c) for certain funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by Broadridge containing only sub-advised funds, and multi-manager funds;

●	For certain Funds with multiple Sub-Advisers, expense rankings comparing the Fund’s fees and expenses with customized peer groups created by the Adviser comprised of funds with multiple Sub-Advisers;

●	For certain Funds, expense rankings comparing the Fund’s fees and expenses with customized expense groups created by the Adviser;

●

Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation and information regarding payments to financial intermediaries;

●	Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements; and

●	Information from the Adviser regarding economies of scale and breakpoints.

In January 2016, the Trustees met in person with the Adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and others to give preliminary consideration to information bearing on the continuation of the Advisory Agreements. The primary purpose of the January 2016 meeting was to ensure that the Trustees had the opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to discuss and request any additional information they considered reasonably necessary or appropriate for their deliberations. The Adviser discussed with the Trustees its recommendation with respect to the renewal of the Advisory Agreements and the bases for that recommendation. The Trustees also met telephonically with Independent Legal Counsel in advance of the January 2016 meeting to review the meeting materials and address each Fund’s performance and expenses. Prior to the January 2016 meeting, the Trustees requested that the Adviser provide additional information regarding various issues.

At the March 2016 Board meeting, the Trustees met in person with the Adviser, Trust counsel, and Independent Legal Counsel, and others to give final consideration to information bearing on the continuation of the Advisory Agreements. The Trustees received and considered, among other things, information provided by the Adviser in response to the requests made by the Trustees in connection with the January 2016 Board meeting. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel, including during an executive session with Independent Legal Counsel, regarding the various factors that may contribute to the determination of whether the renewal of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser, and the Adviser’s and the Sub-Adviser’s investment strategies. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following:

●	The terms of the Advisory Agreements and a summary of the services performed by the Adviser and each Sub-Adviser;

●

The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Adviser; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place;

●	The investment advisory and oversight capabilities of the Adviser, including among other things its expertise in investment, economic and financial analysis;

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Supplemental Information (Continued)

April 30, 2016 (Unaudited)

●

The Adviser’s and Sub-Adviser’s personnel and methods; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Adviser’s investment process; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities;

●	The financial condition and stability of the Adviser and the Adviser’s process for assessing the financial condition and stability of the Sub-Adviser; and

●

Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, where applicable, information on soft-dollar benefits and fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent and fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates.

In their consideration of the subadvisory agreement with HighMark Capital Management, Inc. (“HighMark”), the Trustees considered information provided by the Adviser regarding the Adviser’s business relations with the Highmark organization. The Trustees considered that the Adviser has agreed, through September 2018, to pay HighMark a termination fee if it terminates or recommends termination of HighMark as a Sub-Adviser to a Fund, other than the Nationwide HighMark Bond Fund, and considered the potential conflict of interest presented by that agreement. The Trustees noted the Adviser’s statements that the termination fee would not apply in the case of any termination for cause, such as failure of a Fund to meet certain performance standards, and the Adviser’s statement that it will apply the same standards in its oversight of HighMark that it applies to all other Sub-Advisers.

Nationwide Bailard Emerging Markets Equity Fund, Nationwide Bailard International Equities Fund, Nationwide Bailard Technology & Science Fund, Nationwide Bond Fund, Nationwide Fund, Nationwide Diverse Managers Fund, Nationwide Growth Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, Nationwide Inflation-Protected Securities Fund, Nationwide Small Company Growth Fund, and Nationwide Ziegler Equity Income Fund. The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2015 (or the two-year period with respect to Nationwide Inflation-Protected Securities Fund which commenced operations in 2012 and the one-year period with respect to Nationwide Ziegler Equity Income Fund which commenced operations in 2013 and Nationwide Bailard Emerging Markets Equity Fund, and Nationwide Diverse Managers Fund, each of which commenced operations in 2014). As to Nationwide Diverse Managers Fund, the Trustees noted that while the Fund ranked in the third quintile of funds in its performance universe for the one-year period ended August 31, 2015, the sleeves managed by Ariel Investments, LLC and Herndon Capital Management LLC have significantly underperformed during the period and determined to monitor closely and may consider a change in sub-adviser in the future if performance did not improve. The Trustees also noted that the actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) for each of those Funds (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) were ranked within the top three quintiles of the Fund’s Broadridge expense group. The Trustees determined that each Fund’s levels of performance and expenses generally supported a recommendation to continue the Fund’s Advisory Agreements.

Certain of the information discussed by the Trustees in respect of the remaining Funds is summarized below.

Other Funds (Performance)

Nationwide Core Plus Bond Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark National Intermediate Tax Free Bond Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark Small Cap Core Fund, and Nationwide U.S. Small Cap Value Fund. The Trustees noted that each of these Funds ranked within the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2015 (or the one-year period for Nationwide HighMark Short Term Bond Fund which commenced operations in 2013.) The Trustees determined that the Fund’s performance generally supported a recommendation to continue the Advisory Agreements.

106

Supplemental Information (Continued)

April 30, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Global Equity Fund, Nationwide Government Bond Fund, Nationwide Herndon Mid Cap Value Fund, Nationwide High Yield Bond Fund, Nationwide HighMark Bond Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide Money Market Fund, Nationwide Portfolio Completion Fund, and Nationwide Ziegler Wisconsin Tax Exempt Fund. The Trustees considered that each of these Funds achieved a level of total return performance that did not qualify for inclusion in the top three quintiles of the funds in its performance universe for the three-year period ended August 31, 2015 (or the one-year period with respect to Nationwide Herndon Mid Cap Value Fund which commenced operations in 2014). In the course of their deliberations, the Trustees took into account information provided by the Adviser in connection with the contract review meetings, as well as during investment review meetings conducted with the Adviser’s and/or the Sub-Adviser’s portfolio management personnel during the course of the year, as to factors contributing to a Fund’s underperformance and any efforts and plans to address the Fund’s performance. In many cases, the Adviser considered a Fund’s underperformance to be the result of the Sub-Adviser’s investment style being out of favor, a temporary unfavorable overweight or underweight to out-of-favor or underperforming sectors, or restrictions and limitations which prevented the Sub-Adviser from participating in certain higher performing sectors that were part of the Fund’s potential investment universe. As to Nationwide Bailard Cognitive Value Fund, the Trustees considered that modifications to the Fund’s investment model were implemented in late 2013 and performance had generally improved. As to Nationwide Herndon Mid Cap Value Fund, the Trustees considered that the Fund had only been in operation for a relatively short period of time. With respect to Nationwide Geneva Mid Cap Growth Fund, the Trustees noted that the Fund ranked in the first quintile of the funds in in its performance universe for the one-year period ended August 31, 2015. As to Nationwide Global Equity Fund, the Trustees considered the change in the Sub-Adviser’s investment management team in December 2015 and the Adviser’s statement regarding its confidence in the new team’s investment strategy. With respect to the Nationwide Money Market Fund, the Trustees considered that the Fund would be transitioning its investment strategy to comply with the requirements of a government money market fund in 2016. As to the Nationwide Portfolio Completion Fund, the Trustees noted that there are six asset classes represented within the Fund, selected by the Adviser to provide indirect exposure to alternative asset classes for funds-of-funds investing in this Fund. The Trustees considered the Adviser’s statements that the Fund performed as the Adviser had anticipated, in light of the Adviser’s decision to allocate the Fund’s assets to those asset classes and the performance of the Fund during a brief, but steep, market decline in August 2015. With respect to the Nationwide Ziegler Wisconsin Tax Exempt Fund, the Trustees considered the Adviser’s statements that due to the limited availability of Wisconsin municipal debt in recent periods, the Sub-Adviser invested a portion of the Fund’s assets in territory bonds (Guam, Virgin Islands, and Puerto Rico bonds that are eligible for exemption from both federal and state taxes) which adversely affected the Fund’s performance during the period. The Trustees expressed concern to the Adviser in the course of their deliberations about the investment performance of Nationwide Bailard Cognitive Value Fund, Nationwide Government Bond Fund, Nationwide HighMark Large Cap Core Equity Fund, and Nationwide Portfolio Completion Fund and requested that the Adviser provide additional information regarding each Fund’s performance at upcoming meetings to facilitate heightened monitoring by the Trustees.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the Adviser’s and/or the Sub-Adviser’s responses and/or efforts and plans to address investment performance were sufficient to support approval of the continuance of the Advisory Agreements for an additional one-year period.

Other Funds (Expenses)

Nationwide Bailard Cognitive Value Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Global Equity Fund, Nationwide High Yield Bond Fund, Nationwide Portfolio Completion Fund, and Nationwide Ziegler Wisconsin Tax Exempt Fund. The Trustees noted that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group.

107

Supplemental Information (Continued)

April 30, 2016 (Unaudited)

Nationwide Core Plus Bond Fund, Nationwide HighMark Bond Fund, Nationwide HighMark California Intermediate Tax Free Bond Fund, Nationwide HighMark Large Cap Core Equity Fund, Nationwide HighMark Short Term Bond Fund, Nationwide HighMark Small Cap Core Fund, and Nationwide U.S. Small Cap Value Fund. The Trustees noted that each Fund’s total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) ranked within the top three quintiles of the Fund’s Broadridge expense group. The Trustees considered that each Fund’s actual advisory fee rate did not rank within the top three quintiles of the Fund’s Broadridge expense group. As to the Nationwide Core Plus Bond Fund, the Trustees considered that the Fund’s actual advisory fee was two basis points above the 60th percentile of its Broadridge expense group. As to the Nationwide HighMark Bond Fund, the Trustees considered that the Adviser had implemented a permanent advisory fee reduction in the past year that was not fully reflected in the Fund’s comparative expense numbers, that the Fund’s actual advisory fee was only one basis point above the 60th percentile of its Broadridge expense group, and that its total expense ratio (excluding 12b-1/non-12b-1 fees) ranked in the first quintile of its Broadridge expense group. As to Nationwide HighMark California Intermediate Tax Free Bond Fund, the Trustees considered that the Fund’s advisory fee was only two basis points above, and its total expense ratio (excluding 12b-1/non-12b-1 fees) was three basis points above, the 60th percentile of its Broadridge expense group. As to the Nationwide HighMark Large Cap Core Equity Fund and Nationwide HighMark Short Term Bond Fund, the Trustees considered that each Fund’s actual advisory fee was one basis point above the 60th percentile of its Broadridge expense group. As to the Nationwide HighMark Small Cap Core Fund and the Nationwide U.S. Small Cap Value Fund, the Trustees considered that the Adviser had implemented an advisory fee reduction in the past year that was not fully reflected in each Fund’s comparative expense numbers and also had agreed to implement an additional one basis point reduction in each Fund’s advisory fee effective May 1, 2016.

Nationwide Geneva Small Cap Growth Fund, Nationwide Government Bond Fund, and Nationwide Money Market Fund. The Trustees considered that each Fund’s actual advisory fee rate and total expense ratio (excluding 12b-1/non-12b-1 fees) (taking into account, in each case, any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year) did not rank within the top three quintiles of the Fund’s Broadridge expense group. As to Nationwide Geneva Small Cap Growth Fund, the Trustees considered that the Adviser had implemented an advisory fee reduction in the past year that was not fully reflected in each Fund’s comparative expense numbers. As to Nationwide Government Bond Fund, the Trustees considered that the Adviser had implemented a permanent advisory fee reduction in 2014 and that the Adviser was proposing to further reduce the Fund’s existing expense cap to 70 basis points effective April 1, 2016. As to Nationwide Money Market Fund, the Trustees considered the Adviser’s statement that the Fund’s actual advisory fee was only two basis points above the 60th percentile of its Broadridge expense group and that the Adviser had waived substantial amounts of advisory fee revenues from the Fund in recent periods.

The Trustees also considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds.

-    -    -

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Advisory Agreements, that the nature, extent, and quality of the investment advisory services provided to the Funds by the Adviser and the Funds’ respective Sub-Advisers were appropriate and consistent with the terms of the Advisory Agreements. The Trustees further concluded that the cost of services provided by the Adviser to the Funds appeared reasonable in relation to the services and benefits provided to the Funds and that the level of profitability to the Adviser of its contractual arrangements with the Funds did not appear so high as to call into question the appropriateness of the fees paid to the Adviser by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreements for each of the Funds. Based on all relevant information and factors, the Trustees unanimously approved the renewal of the Advisory Agreements.

108

Supplemental Information (Continued)

April 30, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund – Initial Approval of Advisory Agreements

At the September 9, 2015 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the Nationwide Amundi Global High Yield Fund (the “Fund”), the Investment Advisory Agreement with Nationwide Fund Advisors (“NFA”) and the Subadvisory Agreement with Amundi Smith Breeden LLC (“Amundi”) (each, an “Advisory Agreement,” and together, the “Advisory Agreements”). The Trustees were provided with detailed materials relating to the Fund and Amundi in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Advisory Agreements.

In making their determinations, the Trustees took into account information provided to them as to Amundi, including information relating to Amundi’s investment strategy and process. The Trustees also considered the experience of the investment personnel of Amundi that would be managing the Fund. The Trustees considered information concerning the past performance record of Amundi managing investment strategies comparable to the strategy it would use in managing the Fund’s assets, and information regarding the past performance record of the lead portfolio manager in managing comparable strategies at a previous employer for prior periods. The Trustees considered the services proposed to be provided by NFA to the Fund and its process for selecting and overseeing subadvisers, and the basis on which NFA determined to propose Amundi to serve as subadviser to the Fund.

The Board considered the advisory fee NFA proposed for the Fund. The Board noted NFA’s statement that Lipper, Inc. does not maintain a peer group category of global high yield bond funds, and that most of the funds in Lipper, Inc.’s High Yield category invest primarily in U.S. securities. The Board considered information presented by NFA comparing the Fund’s proposed advisory fee to the advisory fees of the funds in Lipper, Inc.’s High Yield category that employ a global strategy similar to that of the Fund (and that do not waive or reimburse amounts in excess of their contractual advisory fees), and NFA’s statement that the Fund’s proposed contractual advisory fee of 0.64% would be at the 75th percentile of the actual advisory fees of funds in the global peer group. The Board considered that NFA had agreed to an initial expense cap for the Fund and that, after giving effect to the cap, the Fund’s total expense ratio for its Institutional Class Shares would be at the 1st percentile of the customized peer group. The Board also considered that the non-compensatory terms of the Advisory Agreements are substantially similar in all material respects to the terms of the advisory agreements that the Trust currently has in place for Nationwide Funds with other unaffiliated subadvisers.

The Board determined to defer any review of potential fallout benefits of the Advisory Agreements to NFA and Amundi, if any, until the Fund had been in operation for a reasonable period of time. With regard to the benefits of economies of scale, the Trustees considered management’s statement to the effect that NFA is strongly committed to sharing the benefits of economies of scale with the Fund’s shareholders and that, as the Fund and its competitive peer groups continue to mature, NFA will evaluate its advisory fee pricing for the Fund, and will add the appropriate breakpoints to the Advisory Agreements when it has the information needed to make these determinations.

After discussion and consideration among themselves, and with NFA, Trust counsel, and independent legal counsel, the Trustees concluded that the nature, extent, and quality of the investment advisory services to be provided to the Fund by NFA and Amundi appeared reasonable and appropriate; that the prospects for satisfactory investment performance of the Fund appeared reasonable; and that the fees to be paid to NFA and Amundi appeared fair and reasonable in light of the information provided.

Based on these and other considerations, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.

Nationwide Amundi Strategic Income Fund – Initial Approval of Advisory Agreements

At the September 9, 2015 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the Nationwide Amundi Strategic Income Fund (the “Fund”), the Investment Advisory Agreement with Nationwide Fund Advisors (“NFA”) and the Subadvisory Agreement with Amundi Smith Breeden LLC

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Supplemental Information (Continued)

April 30, 2016 (Unaudited)

(“Amundi”) (each, an “Advisory Agreement,” and together, the “Advisory Agreements”). The Trustees were provided with detailed materials relating to the Fund and Amundi in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Advisory Agreements.

In making their determinations, the Trustees took into account information provided to them as to Amundi, including information relating to Amundi’s investment strategy and process. The Trustees also considered the experience of the investment personnel at Amundi who would be responsible for the management of the Fund. The Trustees considered information concerning the historical investment performance of Amundi in managing individual strategies that together comprise the strategic income strategy and information regarding the past performance record of one of the portfolio managers at a previous employer for prior periods in managing a strategy comparable to one of the strategies utilized for a portion of the Fund. The Trustees considered the services proposed to be provided by NFA to the Fund and its process for selecting and overseeing subadvisers, and the basis on which NFA determined to propose Amundi to serve as subadviser to the Fund.

The Board considered the advisory fee NFA proposed for the Fund. The Board noted NFA’s statement that a contractual advisory fee of 0.56% would be at the 75th percentile of the actual advisory fee of funds included in Lipper, Inc.’s Multi-Sector Income category. The Board considered that NFA had agreed to an initial expense cap for the Fund and that after giving effect to the cap, the Fund’s total expense ratio for its Institutional Class Shares would be in the 50th percentile of the funds in the Multi-Sector Income category. The Board also considered that the non-compensatory terms of the Advisory Agreements are substantially similar in all material respects to the terms of the advisory agreements that the Trust currently has in place for Nationwide Funds with other unaffiliated subadvisers.

The Board determined to defer any review of potential fallout benefits of the Advisory Agreements to NFA and Amundi, if any, until the Fund had been in operation for a reasonable period of time. With regard to the benefits of economies of scale, the Trustees considered management’s statement to the effect that NFA is strongly committed to sharing the benefits of economies of scale with the Fund’s shareholders and that, as the Fund and its competitive peer groups continue to mature, NFA will evaluate its advisory fee pricing for the Fund, and will add the appropriate breakpoints to the Advisory Agreements when it has the information needed to make these determinations.

After discussion and consideration among themselves, and with NFA, Trust counsel, and independent legal counsel, the Trustees concluded that the nature, extent, and quality of the investment advisory services to be provided to the Fund by NFA and Amundi appeared reasonable and appropriate; that the prospects for satisfactory investment performance of the Fund appeared reasonable; and that the fees to be paid to NFA and Amundi appeared fair and reasonable in light of the information provided.

Based on these and other considerations, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.

Nationwide Emerging Markets Debt Fund – Initial Approval of Advisory Agreements

At the September 9, 2015 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, for the Nationwide Emerging Markets Debt Fund (the “Fund”), the Investment Advisory Agreement with Nationwide Fund Advisors (“NFA”) and the Subadvisory Agreement with Standard Life Investments (Corporate Funds) Limited (“Standard Life”) (each, an “Advisory Agreement,” and together, the “Advisory Agreements”). The Trustees were provided with detailed materials relating to the Fund and Standard Life in advance of the meeting. The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Advisory Agreements.

In making their determinations, the Trustees took into account information provided to them as to Standard Life, including information relating to Standard Life’s investment strategy and process. The Trustees also considered the experience of the investment personnel of Standard Life that would be managing the Fund. The Trustees considered

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Supplemental Information (Continued)

April 30, 2016 (Unaudited)

information concerning the past performance record of Standard Life managing investment strategies comparable to the strategy it would use in managing the Fund’s assets, and information regarding the past performance record of the lead portfolio manager in managing comparable strategies at a previous employer for prior periods. The Trustees considered the services proposed to be provided by NFA to the Fund and its process for selecting and overseeing subadvisers, and the basis on which NFA determined to propose Standard Life to serve as subadviser to the Fund.

The Board considered the advisory fee NFA proposed for the Fund. The Board noted NFA’s statement that, because of a misalignment between the Fund and the funds in the Lipper, Inc. category to which the Fund was expected to be assigned (due to the Fund’s flexibility to invest substantially in hard currencies and local currencies), NFA had created a customized peer group for comparison, comprised of the emerging market debt funds with the largest cash inflows. The Trustees noted NFA’s statement that a contractual advisory fee of 0.70% would be in the 65th percentile of the actual advisory fee of funds in the customized peer group. The Board considered that NFA had agreed to an initial expense cap for the Fund and that after giving effect to the cap, the Fund’s total expense ratio for its Institutional Class Shares would be at the 50th percentile of the customized peer group. The Board also considered that the non-compensatory terms of the Advisory Agreements are substantially similar in all material respects to the terms of the advisory agreements that the Trust currently has in place for Nationwide Funds with other unaffiliated subadvisers.

The Board determined to defer any review of potential fallout benefits of the Advisory Agreements to NFA and Standard Life, if any, until the Fund had been in operation for a reasonable period of time. With regard to the benefits of economies of scale, the Trustees considered management’s statement to the effect that NFA is strongly committed to sharing the benefits of economies of scale with the Fund’s shareholders and that, as the Fund and its competitive peer groups continue to mature, NFA will evaluate its advisory fee pricing for the Fund, and will add the appropriate breakpoints to the Advisory Agreements when it has the information needed to make these determinations. The Board also considered the terms described to them of an exclusivity agreement between NFA and Standard Life.

After discussion and consideration among themselves, and with NFA, Trust counsel, and independent legal counsel, the Trustees concluded that the nature, extent, and quality of the investment advisory services to be provided to the Fund by NFA and Standard Life appeared reasonable and appropriate; that the prospects for satisfactory investment performance of the Fund appeared reasonable; and that the fees to be paid to NFA and Standard Life appeared fair and reasonable in light of the information provided.

Based on these and other considerations, none of which was individually determinative of the outcome, the Trustees, including all of the Independent Trustees, unanimously approved the Advisory Agreements for a two-year period commencing from the execution of the Advisory Agreements.

111

Management Information

April 30, 2016

Trustees and Officers of the Trust

Each Trustee who is deemed an “interested person,” as such term is defined in the 1940 Act, is referred to as an “Interested Trustee.” Those Trustees who are not “interested persons,” as such term is defined in the 1940 Act, are referred to as “Independent Trustees.” The names and ages of the Trustees and Officers, the date each was first elected to office, their principal business occupations, other directorships or trusteeships they have held during the past five years in any publicly traded company or registered investment company, and their experience, qualifications, attributes, and skills also are shown below. There are 55 series of the Trust, all of which are overseen by the Board of Trustees and Officers of the Trust. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1000 Continental Drive, Suite 400, King of Prussia, PA 19406.

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Independent Trustees
Charles E. Allen 1948	Trustee since July 2000	Mr. Allen was Chairman, Chief Executive Officer, and President of Graimark Realty Advisors, Inc. (real estate development, investment and asset management) from its founding in 1987 to 2012.	118	None	Significant board experience; significant executive experience, including continuing service as chief executive officer and president of a real estate development, investment and asset management business; past service includes 18 years of financial services experience; audit committee financial expert.

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Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Paula H.J. Cholmondeley 1947	Trustee since July 2000	Ms. Cholmondeley focuses full time on corporate governance. She sits on public company boards and is also on the faculty of the National Association of Corporate Directors. She has served as a Chief Executive Officer of Sorrel Group (management consulting company) since January 2004. From April 2000 through December 2003, Ms. Cholmondeley was Vice President and General Manager of Sappi Fine Paper North America.	118	Director of Dentsply International, Inc. (dental products) from 2002 to present, Ultralife Batteries, Inc. from 2004 to 2010, Albany International Corp. (paper industry) from 2005 to 2013, Terex Corporation (construction equipment) from 2004 to present, and Minerals Technology, Inc. (specialty chemicals) from 2005 to 2014.	Significant board and governance experience; significant executive experience, including continuing service as chief executive officer of a management consulting company and past service as an executive of a manufacturing-based public company; past experience as an executive in a private service-based company; former certified public accountant and former chief financial officer of both public and private companies.
Phyllis Kay Dryden 1947	Trustee since December 2004	Ms. Dryden became CEO and President of Energy Dispute Solutions, LLC in January 2013, leading a company providing strategy consulting, arbitration and mediation services. She has been a management consultant since 1996, first as a partner of Mitchell Madison Group, then as a managing partner and head of west coast business development for marchFIRST, returning to Mitchell Madison Group in 2003 as an associated partner until January 2010 and thereafter as an independent strategy consultant through December 2012. Ms. Dryden was VP and General Counsel of Lucasfilm, Ltd. from 1981 to 1984, SVP and General Counsel of Charles Schwab and Co. Inc. from 1984 to 1992, and EVP and General Counsel of Del Monte Foods from 1992 to 1995.	118	Director Smithsonian Environmental Board from 2016 to present, and Director of Smithsonian Institution Libraries Board from 2007 to 2015.	Significant board experience; significant executive, management consulting, and legal experience, including past service as general counsel for a major financial services firm and a public company.

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Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Barbara I. Jacobs 1950	Trustee since December 2004	Ms. Jacobs served as Chairman of the Board of Directors of KICAP Network Fund, a European (United Kingdom) hedge fund, from January 2001 through January 2006. From 1988 through 2003, Ms. Jacobs also was a Managing Director and European Portfolio Manager of CREF Investments (Teachers Insurance and Annuity Association — College Retirement Equities Fund).	118	None	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Keith F. Karlawish 1964	Trustee since March 2012	Mr. Karlawish has been a partner of Park Ridge Asset Management, LLC since December 2008, at which he also serves as a portfolio manager. From May 2002 until October 2008, Mr. Karlawish was the President of BB&T Asset Management, Inc., and was President of the BB&T Mutual Funds and BB&T Variable Insurance Funds from February 2005 until October 2008.	118	Trustee of the BB&T Mutual Funds and BB&T Variable Insurance Funds from June 2006 until December 2008.	Significant board experience; significant executive and portfolio management experience in the investment management industry.
Carol A. Kosel 1963	Trustee since March 2013	Ms. Kosel was a consultant to the Evergreen Funds Board of Trustees from October 2005 to December 2007. She was Senior Vice President, Treasurer, and Head of Fund Administration of the Evergreen Funds from April 1997 to October 2005.	118	Trustee of Sun Capital Advisers Trust from April 2011 to December 2012 and Trustee of Evergreen Funds from January 2008 to July 2010.	Significant board experience; significant executive experience, including past service at a large asset management company; significant experience in the investment management industry.

114

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Douglas F. Kridler 1955	Trustee since September 1997	Mr. Kridler is the President and Chief Executive Officer of The Columbus Foundation, a $1.5 billion community foundation with 2,000 funds in 55 Ohio counties and 37 states in the U.S.	118	None	Significant board experience; significant executive experience, including service as president and chief executive officer of one of America’s largest community foundations; significant service to his community and the philanthropic field in numerous leadership roles.
David C. Wetmore 1948	Trustee since 1995 and Chairman since February 2005	Mr. Wetmore was a Managing Director of Updata Capital, Inc. (a technology-oriented investment banking and venture capital firm) from 1995 through 2000. Prior to 1995, Mr. Wetmore served as the Chief Operating Officer, Chief Executive Officer and Chairman of the Board of several publicly held software and services companies, and as the managing partner of a “big 8” public accounting firm.	118	None	Significant board experience; significant executive experience, including past service as a managing director of an investment banking and venture capital firm; chief executive officer and/or Chairman of the Board of several publicly owned companies; certified public accountant with significant accounting experience, including past service as a managing partner at a major accounting firm.

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Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Trust and Length of Time Served[1]	Principal Occupation(s) During the Past Five Years (or Longer)	Number of Portfolios in the Nationwide Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years[2]	Experience, Qualifications, Attributes, and Skills for Board Membership
Interested Trustee
Lydia M. Marshall[3] 1949	Trustee since June 2014	Ms. Marshall has been President of LM Marshall, LLC (investment and business consulting company) since 2007.	118

Director of Nationwide Mutual Insurance Company 2001-present

Director of Nationwide Mutual Fire Insurance Company 2001-present

Director of Nationwide Corporation 2001-present

Director of Public Welfare Foundation (non-profit foundation) 2009-present

Trustee of Nationwide Foundation 2002-2014

Director of Seagate Technology (hard disk drive and storage manufacturer) 2004-2014.

					Significant board and governance experience, including service at financial services and insurance companies; significant executive experience, including continuing service as chief executive officer of a data processing company.
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]

Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[3]	Ms. Marshall is considered an interested person of the Trust because she is a Director of the parent company of, and several affiliates of, the Trust’s investment adviser and distributor.

116

Management Information (Continued)

April 30, 2016

Officers of the Trust

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael S. Spangler 1966	President, Chief Executive Officer and Principal Executive Officer since June 2008	Mr. Spangler is President and Chief Executive Officer of Nationwide Funds Group, which includes NFA[2], Nationwide Fund Management LLC[2] and Nationwide Fund Distributors LLC[2], and is a Senior Vice President of NFS[2] and Nationwide Mutual Insurance Company[2].
Joseph Finelli 1957	Treasurer and Principal Financial Officer since September 2007; Vice President since December 2015	Mr. Finelli is the Treasurer and Principal Financial Officer of Nationwide Funds Group[2] and an Associate Vice President of Nationwide Mutual Insurance Company[2].
Brian Hirsch 1956	Chief Compliance Officer since January 2012; Senior Vice President since December 2015	Mr. Hirsch is Vice President of NFA[2] and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company[2]. From January 2003 through January 2012, Mr. Hirsch was the Senior Vice President for Compliance and Fund Administration at IFS Financial Services, Inc., a subsidiary of the Western Southern Financial Group.
Eric E. Miller 1953	Secretary since December 2002; Senior Vice President and General Counsel since December 2015	Mr. Miller is Senior Vice President, General Counsel and Secretary for Nationwide Funds Group[2], and Vice President of Nationwide Mutual Insurance Company[2].
Lee T. Cummings 1963	Senior Vice President, Head of Operations since December 2015	Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].
Thomas R. Hickey 1952	Senior Vice President, Head of Asset Strategies and Portfolio Manager since December 2015	Mr. Hickey is Head of Asset Strategies and Portfolio Manager for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].
Timothy M. Rooney 1965	Senior Vice President, Head of Product Development and Research since December 2015	Mr. Rooney is Vice President, Product Development and Research for Nationwide Funds Group[2], and is a Vice President of Nationwide Mutual Insurance Company[2].

117

Management Information (Continued)

April 30, 2016

Name and Year of Birth	Position(s) Held with Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years (or longer)
Michael M. Russo 1968	Senior Vice President, Head of Manager Strategies since December 2015	Mr. Russo is Associate Vice President and Head of Manager Strategies for the Nationwide Funds Group[2], and is an Associate Vice President of Nationwide Mutual Insurance Company[2].
[1]	Length of time served includes time served with the Trust’s predecessors.
[2]	These positions are held with an affiliated person or principal underwriter of the Funds.

118

Market Index Definitions

Barclays Global Aggregate Bond Index: An unmanaged index of fixed-rate, publicly issued, taxable bond market issues with a remaining maturity of at least one year; a broad-based measurement of the performance of the global investment-grade fixed-income markets.

Barclays US 1-3 Year Government/Credit Bond Index: An unmanaged index of U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued, taxable, medium and larger bond market issues (including Treasury, government and corporate securities) with a remaining maturity of one to three years.

Barclays 7-Year Municipal Bond Index: An unmanaged index that consists of a broad selection of investment-grade general obligation and revenue bonds with maturities of approximately seven years.

Barclays Municipal Bond Index: An unmanaged, market value-weighted index of fixed-rate investment-grade municipal bonds with a minimum credit rating of Baa3 and maturities of one year or more; serves as a broad market performance index for the tax-exempt bond market.

Barclays US Aggregate Bond Index: An unmanaged, market value-weighted index of U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole.

Barclays US Treasury Inflation-Protected Securities (TIPS) IndexSM (Series-L): An unmanaged, market capitalization-weighted index that measures the performance of all U.S. dollar-denominated, investment-grade, fixed-rate, publicly issued U.S. TIPS with a remaining maturity of at least one year and $250 million or more in outstanding face value.

BofA Merrill Lynch (BofAML) AAA US Treasury/Agency Master Index: An unmanaged index that gives a broad look at how fixed-rate U.S. government bonds with a remaining maturity of at least one year have performed.

BofA Merrill Lynch (BofAML) US Cash Pay High Yield Constrained Index: An unmanaged, market value-weighted index that measures the performance of U.S. dollar-denominated, below-investment-grade (based on an average of ratings by Moody’s, S&P and Fitch), fixed-rate, publicly issued, coupon-bearing corporate debt with at least 18 months to final maturity at issuance and a remaining maturity of at least one year as of the index rebalancing date. Each issue must have an outstanding par value of at least $100 million, must not be in default and is restricted to a maximum of 2% of the total index.

Note about BofA Merrill Lynch Indexes

Source BofA Merrill Lynch, used with permission. BofA Merrill Lynch is licensing the BofA Merrill Lynch Indexes “as is”, makes no warranties regarding same, does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the BofA Merrill Lynch Indexes or any data included in, related to, or derived therefrom, assumes no liability in connection with their use, and does not sponsor, endorse, or recommend Nationwide Mutual Funds, or any of its products or services.

Citigroup 3-Month US Treasury Bill (T-Bill) Index: An unmanaged index that is generally representative of 3-month Treasury bills; consists of an average of the last 3-month Treasury bill issues (excluding the current month-end bill). ©2016 Citigroup Index LLC. All rights reserved.

Consumer Price Index (CPI): Calculated by the U.S. Department of Labor’s Bureau of Labor Statistics, the CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.

119

Market Index Definitions (con’t.)

iMoneyNet™ Prime Retail Index: An unmanaged index that is an average of non-government retail money market mutual funds. Portfolio holdings of prime money market mutual funds include U.S. Treasury, U.S. non-Treasury obligations, repurchase agreements, time deposits, domestic and foreign bank obligations, commercial paper, floating-rate notes and asset-backed commercial paper.

Lipper Analytical Services, Inc. (Lipper) is an industry research firm whose rankings are based on total return performance and do not reflect the effect of sales charges. Each fund is ranked within a universe of funds similar in investment objective as determined by Lipper.

Morningstar® (Mstar) Lifetime Allocation Indexes: A series of unmanaged, multi-asset-class indexes designed to benchmark target-date investment products. Each index is available in three risk profiles: aggressive, moderate and conservative. The index asset allocations adjust over time, reducing equity exposure and shifting toward traditional income-producing investments. The strategic asset allocation of the indexes is based on the Lifetime Asset Allocation methodology developed by Ibbotson Associates, a Morningstar company.

MSCI ACWI®: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed and emerging markets as determined by MSCI.

MSCI EAFE® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in developed markets as determined by MSCI; excludes the United States and Canada.

MSCI Emerging Markets® Index: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in emerging-country markets as determined by MSCI.

MSCI World IndexSM Free: An unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of large-cap and mid-cap stocks in global developed markets as determined by MSCI. The “Free” suffix denotes an index with a somewhat different history but the same constituents and performance in relation to its counterpart index without the suffix.

NYSE Arca Tech 100 Index®: An unmanaged, price-weighted index of at least 100 individual technology-related securities, consisting of stocks of companies from various industries that produce or deploy innovative technologies to conduct their business.

Russell 1000® Index: An unmanaged index that measures the performance of the stocks of the large-capitalization segment of the U.S. equity universe.

Russell 1000® Growth Index: An unmanaged index that measures the performance of the large-capitalization growth segment of the U.S. equity universe; includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index: An unmanaged index that measures the performance of the large-capitalization value segment of the U.S. equity universe; includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index: An unmanaged index that measures the performance of the small-capitalization segment of the U.S. equity universe.

120

Market Index Definitions (con’t.)

Russell 2000® Growth Index: An unmanaged index that measures the performance of the small-capitalization growth segment of the U.S. equity universe; includes those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index: An unmanaged index that measures the performance of the small-capitalization value segment of the U.S. equity universe; includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index: An unmanaged index that measures the performance of the 3,000 largest U.S. companies in the investable U.S. equity universe.

Russell Midcap® Growth Index: An unmanaged index that measures the performance of the mid-capitalization growth segment of the U.S. equity universe; includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index: An unmanaged index that measures the performance of the mid-capitalization value segment of the U.S. equity universe; includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

Note about Russell Indexes

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Nationwide Mutual Funds are not sponsored, endorsed, or promoted by Russell, and Russell bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. Russell® is a trademark of Russell Investment Group.

S&P 500® Index: An unmanaged, market capitalization-weighted index of 500 stocks of leading large-cap U.S. companies in leading industries; gives a broad look at the U.S. equities market and those companies’ stock price performance.

S&P MidCap 400® (S&P 400) Index: An unmanaged index that measures the performance of 400 stocks of medium-sized U.S. companies (those with a market capitalization of $1.4 billion to $5.9 billion).

S&P North American Technology Sector Index™: An unmanaged, modified, market capitalization-weighted index that measures the performance of the technology sector and the Internet retail sub-industry from the consumer discretionary sector of the U.S. equity market.

121

Glossary

Definitions of some commonly used investment terms

Asset allocation: The process of spreading assets across several different investment styles and asset classes. The purpose is to potentially reduce long-term risk and capture potential profits across various asset classes.

Asset-backed securities: Fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Asset class: A pool of securities that exhibit similar characteristics and behave similarly in the marketplace. There are three main asset classes: equities (stocks), fixed-income (bonds) and cash equivalents (money market securities).

Benchmark: A broad-based securities index used as a comparison tool to measure the performance of a mutual fund.

Common stock: Securities representing shares of ownership in a corporation.

Derivative: A contract, security or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Diversification: An investment strategy that seeks to reduce risk in a portfolio so that the positive performance of some investments will neutralize the negative performance of others.

Duration: A measure of how much the price of a bond would change compared to a change in market interest rates, based on the remaining time until a bond matures together with other factors. A bond’s value drops when interest rates rise, and vice versa. Bonds with longer durations have higher risk and volatility.

Emerging market countries: Developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Equity securities: Securities that represent an ownership interest in the issuer. Common stock is the most common type of equity securities.

Expense ratio: The percentage of fees paid by a fund to its adviser for management and operational costs. A fund’s expense ratio includes all administrative expenses and 12b-1 fees but excludes sales charges.

Fixed-income securities: Securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times, and the principal at maturity.

Futures: Contracts that obligate the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on the underlying asset) at a specified price on the contract’s maturity date.

122

Glossary (con’t.)

Growth style: Investing in equity securities of companies that a fund’s manager believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

High-yield bonds: Fixed-income securities that are rated below investment grade by nationally recognized statistical rating organizations. These bonds generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Inflation: The rise in the prices of goods and services. The inflation rate is the rate at which changes in prices occur. A positive inflation rate means that prices generally are rising. A negative inflation rate is known as deflation, which means that the prices of goods and services are declining.

Market capitalization: A common way of measuring the size of a company based on the price of its common stock multiplied by the number of outstanding shares.

Maturity: The date on which the principal amount of a bond is required to be paid to investors.

Mortgage-backed securities: Fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock: A class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidation of assets.

Quantitative techniques: Mathematical and statistical methods used in the investment process to identify securities of issuers for possible purchase or sale by a mutual fund.

Sector: A division of an economy that shares common characteristics. Sectors are used to group investments into categories such as energy, health, technology and utilities.

Subadviser: An asset management firm hired by a mutual fund’s investment adviser to handle the day-to-day management of the fund. The subadviser manages all or a portion of the fund’s assets according to the objectives and strategies set forth in the fund’s prospectus. A subadvised fund’s portfolio manager generally works for the subadviser.

U.S. government securities: Debt securities issued and/or guaranteed as to principal and interest by either the U.S. government, or by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. Securities issued and/or guaranteed directly by the U.S. government are supported by the full faith and credit of the United States. Securities issued and/or guaranteed by agencies or instrumentalities of the U.S. government, and enterprises sponsored by the U.S. government, are not direct obligations of the United States. Therefore, such securities may not be supported by the full faith and credit of the United States.

Value style: Investing in equity securities that a fund’s manager believes are undervalued, i.e., their stock prices are less than the manager believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow.

Yield curve: A plotted graph line showing the interest rates of bonds, at a set point in time, that have equal credit quality but different maturity dates.

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P.O. Box 701

Milwaukee, WI 53201-0701

nationwide.com/mutualfunds

Call 800-848-0920 to request a summary prospectus and/or a prospectus, or download prospectuses at nationwide.com/mutualfunds. These prospectuses outline investment objectives, risks, fees, charges and expenses, and other information that you should read and consider carefully before investing.

About Nationwide Funds Group (NFG)

NFG comprises Nationwide Fund Advisors, Nationwide Fund Distributors LLC and Nationwide Fund Management LLC. Together they provide advisory, distribution and administration services, respectively, to Nationwide Funds. Nationwide Fund Advisors (NFA) is the investment adviser to Nationwide Funds.

Distributor

Nationwide Funds distributed by Nationwide Fund Distributors LLC (NFD), member FINRA, King of Prussia, Pa. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors (NFA), with the exception of Nationwide Asset Management, LLC (NWAM).

Nationwide, the Nationwide N and Eagle and Nationwide is on your side are service marks of Nationwide Mutual Insurance Company. © 2016

SAR-INT (6/16)

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why the registrant has not done so.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a) (1)	Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2)	If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. § 80a-2(a)(19)).

(3)	If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, the registrant must explain why the registrant does not have an audit committee financial expert.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

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(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as PricewaterhouseCoopers LLP (“PwC”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of Nationwide Mutual Funds by PwC, some of PwC’s relationships with its lenders who also own shares of one or more funds (the “Funds”) within the Nationwide Mutual Funds’ investment company complex implicate the Loan Rule, calling into question PwC’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as PwC’s conclusions concerning PwC’s objectivity and impartiality with respect to the audits of the Funds.

PwC advised the Audit Committee that it believes that, in light of the facts of its lending relationships, its ability to exercise objective and impartial judgment on all issues encompassed within PwC’s audit engagement has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. PwC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over the Funds or Nationwide Fund Advisors, the investment adviser to the Funds; (2) none of the officers or trustees of the Funds are associated with the lenders; (3) the lenders receive no direct benefit from their record ownership of the Funds; (4) an investment in the Funds is passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances are immaterial to PwC and to each lender; (9) PwC has lending relationships with a diverse group of lenders, therefore PwC is not dependent upon any lender or lenders; and (10) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team.

On June 20, 2016, the SEC issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)) related to the auditor independence issue described above. In that letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule assuming: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and

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3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The requirements of the no-action letter appear to be met with respect to PwC’s lending relationships described above. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Not Applicable: The additional information required by this item is required only in an annual report on the Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR § 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. § 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. § 78c(a)(58)(B)), so state.

Not Applicable

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR § 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not Applicable

Item 6. Investments.

(a)	File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR § 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)	Name of the issuer;

(2)	Exchange ticker symbol;

(3)	Committee on Uniform Securities Identification Procedures (“CUSIP’) number;

(4)	Total number of shares or, for debt securities, principal amount divested;

(5)	Date(s) that the securities were divested;

(6)	If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)	Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

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Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. § 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Company.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR § 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. § 781).

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR § 240.14a-101), or this Item.

Not Applicable

{NOTE – THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. For purposes of this Item, adoption of procedures by which shareholders may recommend nominees to the registrant’s board of directors, where the registrant’s most recent proxy disclosure (in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR §240.14a-101)), or this Item, indicated that the registrant did not have in place such procedures, will constitute a material change.}

Item 11. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

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The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the first fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not Applicable: The information required by this item is required only in an annual report on the Form N-CSR.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR § 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to ten (10) or more persons.

Not Applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
Name: Joseph A. Finelli
Title: Principal Financial Officer
Date: June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
Name: Michael S. Spangler
Title: Principal Executive Officer
Date: June 22, 2016

NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
Name: Joseph A. Finelli
Title: Principal Financial Officer
Date: June 22, 2016

*	Print the name and title of each signing officer under his or her signature.

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